UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02687

Name of Registrant:	Vanguard Municipal Bond Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024—October 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

High-Yield Tax-Exempt Fund Investor Shares - VWAHX

High-Yield Tax-Exempt Fund Admiral™ Shares - VWALX

Intermediate-Term Tax-Exempt Fund Investor Shares - VWITX

Intermediate-Term Tax-Exempt Fund Admiral™ Shares - VWIUX

Limited-Term Tax-Exempt Fund Investor Shares - VMLTX

Limited-Term Tax-Exempt Fund Admiral™ Shares - VMLUX

Long-Term Tax-Exempt Fund Investor Shares - VWLTX

Long-Term Tax-Exempt Fund Admiral™ Shares - VWLUX

Ultra-Short-Term Tax-Exempt Fund Investor Shares - VWSTX

Ultra-Short-Term Tax-Exempt Fund Admiral™ Shares - VWSUX

Municipal Money Market Fund Investor Shares - VMSXX

Tax-Exempt Bond Index Fund ETF Shares - VTEB

Tax-Exempt Bond Index Fund Admiral™ Shares - VTEAX

Intermediate-Term Tax-Exempt Bond ETF ETF Shares - VTEI

Core Tax-Exempt Bond ETF ETF Shares - VCRM

Short Duration Tax-Exempt Bond ETF ETF Shares - VSDM

Long-Term Tax-Exempt Bond ETF ETF Shares - VTEL

Vanguard High-Yield Tax-Exempt Fund

Investor Shares (VWAHX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard High-Yield Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The U.S. municipal bond market produced solid returns for the period. By maturity, intermediate-term munis turned in a strong performance. Higher-rated munis outperformed those on the bottom rung of the investment-grade ladder.

  The biggest detractor for the Fund was its longer duration relative to its benchmark. Strong security selection and the portfolio’s structural composition partially offset that headwind.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	Investor Shares	Bloomberg Municipal Bond Index
2015	$10,000	$10,000
2016	$10,282	$10,231
2016	$10,456	$10,355
2016	$10,752	$10,555
2016	$10,615	$10,406
2017	$10,307	$10,202
2017	$10,516	$10,370
2017	$10,796	$10,582
2017	$10,924	$10,634
2018	$10,929	$10,562
2018	$10,913	$10,531
2018	$11,095	$10,687
2018	$10,962	$10,579
2019	$11,277	$10,906
2019	$11,651	$11,180
2019	$11,987	$11,468
2019	$12,146	$11,576
2020	$12,470	$11,849
2020	$11,573	$11,422
2020	$12,515	$12,082
2020	$12,494	$11,992
2021	$13,038	$12,325
2021	$13,102	$12,306
2021	$13,413	$12,480
2021	$13,219	$12,308
2022	$13,025	$12,093
2022	$12,043	$11,336
2022	$12,253	$11,615
2022	$11,180	$10,834
2023	$12,259	$11,700
2023	$12,216	$11,662
2023	$12,314	$11,723
2023	$11,518	$11,120
2024	$12,811	$12,039
2024	$12,724	$11,905
2024	$13,125	$12,162
2024	$13,186	$12,198
2025	$13,262	$12,290
2025	$13,027	$12,103
2025	$12,971	$12,161
2025	$13,695	$12,707

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	3.86%	1.85%	3.19%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$16,606
Number of Portfolio Holdings	3,222
Portfolio Turnover Rate	37%
Total Investment Advisory Fees (in thousands)	$2,037

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	0.7%
1 to 3 Years	1.5%
3 to 5 Years	4.3%
5 to 10 Years	12.5%
10 to 20 Years	26.7%
20 to 30 Years	37.3%
Greater than 30 Years	9.6%
Other Assets and Liabilities—Net	7.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR44

Vanguard High-Yield Tax-Exempt Fund

Admiral™ Shares (VWALX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard High-Yield Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The U.S. municipal bond market produced solid returns for the period. By maturity, intermediate-term munis turned in a strong performance. Higher-rated munis outperformed those on the bottom rung of the investment-grade ladder.

  The biggest detractor for the Fund was its longer duration relative to its benchmark. Strong security selection and the portfolio’s structural composition partially offset that headwind.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $50,000

	Admiral Shares	Bloomberg Municipal Bond Index
2015	$50,000	$50,000
2016	$51,421	$51,155
2016	$52,301	$51,775
2016	$53,794	$52,773
2016	$53,128	$52,029
2017	$51,598	$51,011
2017	$52,656	$51,850
2017	$54,071	$52,909
2017	$54,726	$53,170
2018	$54,768	$52,809
2018	$54,698	$52,657
2018	$55,622	$53,435
2018	$54,960	$52,897
2019	$56,554	$54,532
2019	$58,440	$55,900
2019	$60,136	$57,338
2019	$60,950	$57,880
2020	$62,587	$59,247
2020	$58,093	$57,109
2020	$62,834	$60,411
2020	$62,743	$59,959
2021	$65,489	$61,625
2021	$65,820	$61,532
2021	$67,397	$62,398
2021	$66,438	$61,540
2022	$65,477	$60,463
2022	$60,552	$56,681
2022	$61,617	$58,075
2022	$56,233	$54,168
2023	$61,673	$58,498
2023	$61,471	$58,310
2023	$61,974	$58,615
2023	$57,980	$55,600
2024	$64,502	$60,195
2024	$64,080	$59,524
2024	$66,110	$60,809
2024	$66,431	$60,991
2025	$66,825	$61,448
2025	$65,657	$60,514
2025	$65,385	$60,807
2025	$69,050	$63,534

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	3.94%	1.93%	3.28%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$16,606
Number of Portfolio Holdings	3,222
Portfolio Turnover Rate	37%
Total Investment Advisory Fees (in thousands)	$2,037

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	0.7%
1 to 3 Years	1.5%
3 to 5 Years	4.3%
5 to 10 Years	12.5%
10 to 20 Years	26.7%
20 to 30 Years	37.3%
Greater than 30 Years	9.6%
Other Assets and Liabilities—Net	7.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5044

Vanguard Intermediate-Term Tax-Exempt Fund

Investor Shares (VWITX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The U.S. municipal bond market produced solid returns for the period. By maturity, intermediate-term munis turned in a strong performance. Higher-rated munis outperformed those on the bottom rung of the investment-grade ladder.

  The biggest contributors to the Fund’s outperformance were security selection in and an overweight allocation to lower-quality bonds, including high-yield, BBB-rated, and A-rated issues. Additional value came from an overweight to 3% coupon bonds. Detractors included duration and curve positioning.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	Investor Shares	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,227	$10,193	$10,231
2016	$10,325	$10,282	$10,355
2016	$10,474	$10,428	$10,555
2016	$10,363	$10,310	$10,406
2017	$10,158	$10,145	$10,202
2017	$10,323	$10,303	$10,370
2017	$10,497	$10,474	$10,582
2017	$10,545	$10,510	$10,634
2018	$10,454	$10,419	$10,562
2018	$10,412	$10,387	$10,531
2018	$10,554	$10,537	$10,687
2018	$10,461	$10,454	$10,579
2019	$10,783	$10,767	$10,906
2019	$11,010	$10,968	$11,180
2019	$11,286	$11,234	$11,468
2019	$11,366	$11,302	$11,576
2020	$11,603	$11,538	$11,849
2020	$11,228	$11,227	$11,422
2020	$11,831	$11,775	$12,082
2020	$11,785	$11,716	$11,992
2021	$12,069	$11,959	$12,325
2021	$12,052	$11,938	$12,306
2021	$12,188	$12,058	$12,480
2021	$12,052	$11,924	$12,308
2022	$11,845	$11,711	$12,093
2022	$11,204	$11,126	$11,336
2022	$11,464	$11,438	$11,615
2022	$10,839	$10,858	$10,834
2023	$11,587	$11,545	$11,700
2023	$11,563	$11,515	$11,662
2023	$11,582	$11,545	$11,723
2023	$11,130	$11,126	$11,120
2024	$11,942	$11,838	$12,039
2024	$11,838	$11,728	$11,905
2024	$12,069	$11,914	$12,162
2024	$12,117	$11,964	$12,198
2025	$12,219	$12,071	$12,290
2025	$12,108	$11,961	$12,103
2025	$12,225	$12,150	$12,161
2025	$12,703	$12,542	$12,707

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	4.84%	1.51%	2.42%
Bloomberg 1-15 Year Municipal Bond Index	4.83%	1.37%	2.29%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$82,961
Number of Portfolio Holdings	15,223
Portfolio Turnover Rate	20%
Total Investment Advisory Fees (in thousands)	$9,940

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	3.5%
1 to 3 Years	5.8%
3 to 5 Years	9.4%
5 to 10 Years	31.6%
10 to 20 Years	44.5%
20 to 30 Years	2.2%
Greater than 30 Years	0.4%
Other Assets and Liabilities—Net	2.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR42

Vanguard Intermediate-Term Tax-Exempt Fund

Admiral™ Shares (VWIUX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The U.S. municipal bond market produced solid returns for the period. By maturity, intermediate-term munis turned in a strong performance. Higher-rated munis outperformed those on the bottom rung of the investment-grade ladder.

  The biggest contributors to the Fund’s outperformance were security selection in and an overweight allocation to lower-quality bonds, including high-yield, BBB-rated, and A-rated issues. Additional value came from an overweight to 3% coupon bonds. Detractors included duration and curve positioning.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $50,000

	Admiral Shares	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$50,000	$50,000	$50,000
2016	$51,146	$50,964	$51,155
2016	$51,645	$51,410	$51,775
2016	$52,404	$52,141	$52,773
2016	$51,865	$51,548	$52,029
2017	$50,856	$50,727	$51,011
2017	$51,690	$51,516	$51,850
2017	$52,575	$52,372	$52,909
2017	$52,832	$52,548	$53,170
2018	$52,385	$52,095	$52,809
2018	$52,188	$51,937	$52,657
2018	$52,909	$52,684	$53,435
2018	$52,453	$52,268	$52,897
2019	$54,077	$53,837	$54,532
2019	$55,227	$54,838	$55,900
2019	$56,622	$56,172	$57,338
2019	$57,034	$56,511	$57,880
2020	$58,233	$57,692	$59,247
2020	$56,362	$56,135	$57,109
2020	$59,402	$58,875	$60,411
2020	$59,185	$58,579	$59,959
2021	$60,620	$59,793	$61,625
2021	$60,550	$59,688	$61,532
2021	$61,242	$60,288	$62,398
2021	$60,571	$59,621	$61,540
2022	$59,543	$58,557	$60,463
2022	$56,333	$55,631	$56,681
2022	$57,649	$57,189	$58,075
2022	$54,518	$54,288	$54,168
2023	$58,294	$57,723	$58,498
2023	$58,185	$57,575	$58,310
2023	$58,294	$57,723	$58,615
2023	$56,031	$55,629	$55,600
2024	$60,130	$59,192	$60,195
2024	$59,615	$58,640	$59,524
2024	$60,790	$59,569	$60,809
2024	$61,043	$59,818	$60,991
2025	$61,571	$60,354	$61,448
2025	$61,026	$59,805	$60,514
2025	$61,628	$60,751	$60,807
2025	$64,050	$62,709	$63,534

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	4.92%	1.59%	2.51%
Bloomberg 1-15 Year Municipal Bond Index	4.83%	1.37%	2.29%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$82,961
Number of Portfolio Holdings	15,223
Portfolio Turnover Rate	20%
Total Investment Advisory Fees (in thousands)	$9,940

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	3.5%
1 to 3 Years	5.8%
3 to 5 Years	9.4%
5 to 10 Years	31.6%
10 to 20 Years	44.5%
20 to 30 Years	2.2%
Greater than 30 Years	0.4%
Other Assets and Liabilities—Net	2.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR542

Vanguard Limited-Term Tax-Exempt Fund

Investor Shares (VMLTX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Limited-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The U.S. municipal bond market produced solid returns for the period. By maturity, intermediate-term munis turned in a strong performance. Higher-rated munis outperformed those on the bottom rung of the investment-grade ladder.

  The biggest contributor to the Fund’s outperformance was its long-duration tilt and an overweight to credit (focusing on securities rated A and below). Sector allocation and security selection also added value.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	Investor Shares	Bloomberg 1-5 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,073	$10,061	$10,231
2016	$10,102	$10,097	$10,355
2016	$10,176	$10,172	$10,555
2016	$10,131	$10,109	$10,406
2017	$10,050	$10,061	$10,202
2017	$10,143	$10,160	$10,370
2017	$10,228	$10,240	$10,582
2017	$10,239	$10,243	$10,634
2018	$10,179	$10,184	$10,562
2018	$10,156	$10,146	$10,531
2018	$10,268	$10,279	$10,687
2018	$10,231	$10,226	$10,579
2019	$10,415	$10,422	$10,906
2019	$10,522	$10,514	$11,180
2019	$10,688	$10,705	$11,468
2019	$10,718	$10,727	$11,576
2020	$10,843	$10,859	$11,849
2020	$10,677	$10,727	$11,422
2020	$11,025	$11,053	$12,082
2020	$11,028	$11,047	$11,992
2021	$11,146	$11,142	$12,325
2021	$11,144	$11,143	$12,306
2021	$11,198	$11,191	$12,480
2021	$11,138	$11,137	$12,308
2022	$11,008	$10,964	$12,093
2022	$10,702	$10,628	$11,336
2022	$10,902	$10,877	$11,615
2022	$10,587	$10,517	$10,834
2023	$10,986	$10,915	$11,700
2023	$10,965	$10,870	$11,662
2023	$10,997	$10,897	$11,723
2023	$10,869	$10,748	$11,120
2024	$11,271	$11,137	$12,039
2024	$11,264	$11,084	$11,905
2024	$11,438	$11,252	$12,162
2024	$11,541	$11,352	$12,198
2025	$11,636	$11,432	$12,290
2025	$11,658	$11,434	$12,103
2025	$11,877	$11,695	$12,161
2025	$12,045	$11,795	$12,707

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	4.37%	1.78%	1.88%
Bloomberg 1-5 Year Municipal Bond Index	3.91%	1.32%	1.66%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$32,843
Number of Portfolio Holdings	7,018
Portfolio Turnover Rate	36%
Total Investment Advisory Fees (in thousands)	$3,977

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	17.2%
1 to 3 Years	21.1%
3 to 5 Years	25.3%
5 to 10 Years	27.8%
10 to 20 Years	1.3%
20 to 30 Years	4.2%
Greater than 30 Years	1.0%
Other Assets and Liabilities—Net	2.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR31

Vanguard Limited-Term Tax-Exempt Fund

Admiral™ Shares (VMLUX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Limited-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The U.S. municipal bond market produced solid returns for the period. By maturity, intermediate-term munis turned in a strong performance. Higher-rated munis outperformed those on the bottom rung of the investment-grade ladder.

  The biggest contributor to the Fund’s outperformance was its long-duration tilt and an overweight to credit (focusing on securities rated A and below). Sector allocation and security selection also added value.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $50,000

	Admiral Shares	Bloomberg 1-5 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$50,000	$50,000	$50,000
2016	$50,378	$50,305	$51,155
2016	$50,528	$50,484	$51,775
2016	$50,914	$50,860	$52,773
2016	$50,706	$50,545	$52,029
2017	$50,314	$50,307	$51,011
2017	$50,792	$50,798	$51,850
2017	$51,230	$51,199	$52,909
2017	$51,298	$51,213	$53,170
2018	$51,008	$50,920	$52,809
2018	$50,905	$50,730	$52,657
2018	$51,476	$51,394	$53,435
2018	$51,299	$51,130	$52,897
2019	$52,229	$52,109	$54,532
2019	$52,777	$52,570	$55,900
2019	$53,620	$53,525	$57,338
2019	$53,781	$53,635	$57,880
2020	$54,421	$54,297	$59,247
2020	$53,596	$53,633	$57,109
2020	$55,358	$55,265	$60,411
2020	$55,382	$55,235	$59,959
2021	$55,987	$55,709	$61,625
2021	$55,987	$55,717	$61,532
2021	$56,268	$55,954	$62,398
2021	$55,982	$55,684	$61,540
2022	$55,337	$54,819	$60,463
2022	$53,809	$53,140	$56,681
2022	$54,826	$54,383	$58,075
2022	$53,254	$52,586	$54,168
2023	$55,270	$54,574	$58,498
2023	$55,178	$54,348	$58,310
2023	$55,350	$54,485	$58,615
2023	$54,713	$53,741	$55,600
2024	$56,752	$55,684	$60,195
2024	$56,726	$55,421	$59,524
2024	$57,614	$56,259	$60,809
2024	$58,145	$56,760	$60,991
2025	$58,633	$57,161	$61,448
2025	$58,759	$57,171	$60,514
2025	$59,870	$58,476	$60,807
2025	$60,732	$58,977	$63,534

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	4.45%	1.86%	1.96%
Bloomberg 1-5 Year Municipal Bond Index	3.91%	1.32%	1.66%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$32,843
Number of Portfolio Holdings	7,018
Portfolio Turnover Rate	36%
Total Investment Advisory Fees (in thousands)	$3,977

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	17.2%
1 to 3 Years	21.1%
3 to 5 Years	25.3%
5 to 10 Years	27.8%
10 to 20 Years	1.3%
20 to 30 Years	4.2%
Greater than 30 Years	1.0%
Other Assets and Liabilities—Net	2.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR531

Vanguard Long-Term Tax-Exempt Fund

Investor Shares (VWLTX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Long-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The U.S. municipal bond market produced solid returns for the period. By maturity, intermediate-term munis turned in a strong performance. Higher-rated munis outperformed those on the bottom rung of the investment-grade ladder.

  The biggest detractor was the Fund’s longer duration relative to its benchmark. Strong security selection and the portfolio’s structural composition partially offset that headwind.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	Investor Shares	Bloomberg Municipal Bond Index
2015	$10,000	$10,000
2016	$10,295	$10,231
2016	$10,455	$10,355
2016	$10,688	$10,555
2016	$10,539	$10,406
2017	$10,273	$10,202
2017	$10,453	$10,370
2017	$10,692	$10,582
2017	$10,783	$10,634
2018	$10,746	$10,562
2018	$10,695	$10,531
2018	$10,854	$10,687
2018	$10,719	$10,579
2019	$11,070	$10,906
2019	$11,395	$11,180
2019	$11,723	$11,468
2019	$11,862	$11,576
2020	$12,163	$11,849
2020	$11,626	$11,422
2020	$12,412	$12,082
2020	$12,343	$11,992
2021	$12,752	$12,325
2021	$12,752	$12,306
2021	$12,979	$12,480
2021	$12,796	$12,308
2022	$12,591	$12,093
2022	$11,664	$11,336
2022	$11,908	$11,615
2022	$10,972	$10,834
2023	$12,001	$11,700
2023	$11,950	$11,662
2023	$11,999	$11,723
2023	$11,255	$11,120
2024	$12,451	$12,039
2024	$12,291	$11,905
2024	$12,628	$12,162
2024	$12,665	$12,198
2025	$12,728	$12,290
2025	$12,522	$12,103
2025	$12,471	$12,161
2025	$13,157	$12,707

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	3.88%	1.29%	2.78%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$18,569
Number of Portfolio Holdings	3,953
Portfolio Turnover Rate	35%
Total Investment Advisory Fees (in thousands)	$2,219

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	0.7%
1 to 3 Years	2.2%
3 to 5 Years	3.6%
5 to 10 Years	13.0%
10 to 20 Years	35.4%
20 to 30 Years	35.0%
Greater than 30 Years	4.9%
Other Assets and Liabilities—Net	5.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR43

Vanguard Long-Term Tax-Exempt Fund

Admiral™ Shares (VWLUX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Long-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The U.S. municipal bond market produced solid returns for the period. By maturity, intermediate-term munis turned in a strong performance. Higher-rated munis outperformed those on the bottom rung of the investment-grade ladder.

  The biggest detractor was the Fund’s longer duration relative to its benchmark. Strong security selection and the portfolio’s structural composition partially offset that headwind.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $50,000

	Admiral Shares	Bloomberg Municipal Bond Index
2015	$50,000	$50,000
2016	$51,488	$51,155
2016	$52,296	$51,775
2016	$53,474	$52,773
2016	$52,749	$52,029
2017	$51,430	$51,011
2017	$52,343	$51,850
2017	$53,551	$52,909
2017	$54,023	$53,170
2018	$53,849	$52,809
2018	$53,606	$52,657
2018	$54,415	$53,435
2018	$53,746	$52,897
2019	$55,517	$54,532
2019	$57,158	$55,900
2019	$58,812	$57,338
2019	$59,521	$57,880
2020	$61,045	$59,247
2020	$58,362	$57,109
2020	$62,321	$60,411
2020	$61,987	$59,959
2021	$64,054	$61,625
2021	$64,063	$61,532
2021	$65,220	$62,398
2021	$64,314	$61,540
2022	$63,295	$60,463
2022	$58,646	$56,681
2022	$59,887	$58,075
2022	$55,187	$54,168
2023	$60,375	$58,498
2023	$60,130	$58,310
2023	$60,393	$58,615
2023	$56,660	$55,600
2024	$62,689	$60,195
2024	$61,900	$59,524
2024	$63,605	$60,809
2024	$63,809	$60,991
2025	$64,136	$61,448
2025	$63,111	$60,514
2025	$62,869	$60,807
2025	$66,340	$63,534

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	3.97%	1.37%	2.87%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$18,569
Number of Portfolio Holdings	3,953
Portfolio Turnover Rate	35%
Total Investment Advisory Fees (in thousands)	$2,219

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	0.7%
1 to 3 Years	2.2%
3 to 5 Years	3.6%
5 to 10 Years	13.0%
10 to 20 Years	35.4%
20 to 30 Years	35.0%
Greater than 30 Years	4.9%
Other Assets and Liabilities—Net	5.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR543

Vanguard Ultra-Short-Term Tax-Exempt Fund

Investor Shares (VWSTX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Ultra-Short-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The U.S. municipal bond market produced solid returns for the period. By maturity, intermediate-term munis turned in a strong performance, while higher-rated munis outperformed those on the bottom rung of the investment-grade ladder.

  The biggest contributor to the Fund’s outperformance was a preference for fixed-rate over floating-rate securities earlier in the period when interest rates peaked. Leaning into lower-quality bonds also added value.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	Investor Shares	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,018	$10,017	$10,231
2016	$10,038	$10,029	$10,355
2016	$10,079	$10,069	$10,555
2016	$10,064	$10,040	$10,406
2017	$10,056	$10,052	$10,202
2017	$10,107	$10,101	$10,370
2017	$10,146	$10,136	$10,582
2017	$10,160	$10,148	$10,634
2018	$10,146	$10,137	$10,562
2018	$10,153	$10,137	$10,531
2018	$10,227	$10,228	$10,687
2018	$10,229	$10,213	$10,579
2019	$10,323	$10,316	$10,906
2019	$10,379	$10,375	$11,180
2019	$10,475	$10,481	$11,468
2019	$10,503	$10,503	$11,576
2020	$10,573	$10,574	$11,849
2020	$10,521	$10,567	$11,422
2020	$10,686	$10,698	$12,082
2020	$10,698	$10,700	$11,992
2021	$10,739	$10,740	$12,325
2021	$10,745	$10,752	$12,306
2021	$10,762	$10,769	$12,480
2021	$10,742	$10,753	$12,308
2022	$10,681	$10,684	$12,093
2022	$10,550	$10,539	$11,336
2022	$10,657	$10,680	$11,615
2022	$10,534	$10,518	$10,834
2023	$10,736	$10,723	$11,700
2023	$10,761	$10,715	$11,662
2023	$10,824	$10,778	$11,723
2023	$10,826	$10,774	$11,120
2024	$11,076	$10,991	$12,039
2024	$11,115	$11,008	$11,905
2024	$11,270	$11,170	$12,162
2024	$11,369	$11,251	$12,198
2025	$11,465	$11,351	$12,290
2025	$11,520	$11,391	$12,103
2025	$11,690	$11,563	$12,161
2025	$11,797	$11,612	$12,707

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	3.76%	1.97%	1.67%
Bloomberg 1 Year Municipal Bond Index	3.22%	1.65%	1.51%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$16,744
Number of Portfolio Holdings	3,051
Portfolio Turnover Rate	74%
Total Investment Advisory Fees (in thousands)	$1,981

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	40.6%
1 to 3 Years	26.6%
3 to 5 Years	21.6%
5 to 10 Years	5.9%
10 to 20 Years	1.6%
20 to 30 Years	2.6%
Greater than 30 Years	0.5%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR41

Vanguard Ultra-Short-Term Tax-Exempt Fund

Admiral™ Shares (VWSUX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Ultra-Short-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The U.S. municipal bond market produced solid returns for the period. By maturity, intermediate-term munis turned in a strong performance, while higher-rated munis outperformed those on the bottom rung of the investment-grade ladder.

  The biggest contributor to the Fund’s outperformance was a preference for fixed-rate over floating-rate securities earlier in the period when interest rates peaked. Leaning into lower-quality bonds also added value.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $50,000

	Admiral Shares	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$50,000	$50,000	$50,000
2016	$50,101	$50,083	$51,155
2016	$50,208	$50,146	$51,775
2016	$50,428	$50,346	$52,773
2016	$50,370	$50,199	$52,029
2017	$50,342	$50,262	$51,011
2017	$50,607	$50,506	$51,850
2017	$50,818	$50,679	$52,909
2017	$50,901	$50,738	$53,170
2018	$50,844	$50,683	$52,809
2018	$50,890	$50,686	$52,657
2018	$51,273	$51,138	$53,435
2018	$51,286	$51,067	$52,897
2019	$51,769	$51,580	$54,532
2019	$52,059	$51,877	$55,900
2019	$52,550	$52,403	$57,338
2019	$52,701	$52,517	$57,880
2020	$53,067	$52,872	$59,247
2020	$52,816	$52,837	$57,109
2020	$53,655	$53,492	$60,411
2020	$53,725	$53,498	$59,959
2021	$53,943	$53,701	$61,625
2021	$53,984	$53,759	$61,532
2021	$54,077	$53,845	$62,398
2021	$53,989	$53,767	$61,540
2022	$53,692	$53,422	$60,463
2022	$53,045	$52,696	$56,681
2022	$53,593	$53,399	$58,075
2022	$52,987	$52,588	$54,168
2023	$54,012	$53,614	$58,498
2023	$54,149	$53,576	$58,310
2023	$54,475	$53,888	$58,615
2023	$54,498	$53,872	$55,600
2024	$55,766	$54,954	$60,195
2024	$55,972	$55,041	$59,524
2024	$56,764	$55,851	$60,809
2024	$57,275	$56,253	$60,991
2025	$57,772	$56,757	$61,448
2025	$58,058	$56,955	$60,514
2025	$58,929	$57,816	$60,807
2025	$59,478	$58,062	$63,534

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	3.85%	2.06%	1.75%
Bloomberg 1 Year Municipal Bond Index	3.22%	1.65%	1.51%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$16,744
Number of Portfolio Holdings	3,051
Portfolio Turnover Rate	74%
Total Investment Advisory Fees (in thousands)	$1,981

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	40.6%
1 to 3 Years	26.6%
3 to 5 Years	21.6%
5 to 10 Years	5.9%
10 to 20 Years	1.6%
20 to 30 Years	2.6%
Greater than 30 Years	0.5%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR541

Vanguard Municipal Money Market Fund

Investor Shares (VMSXX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Municipal Money Market Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$12	0.12%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$17,804
Number of Portfolio Holdings	1,053
Total Investment Advisory Fees (in thousands)	$4,550

Distribution by Effective Maturity % of Net Assets (as of October 31, 2025)

1 to 7 Days	92.2%
8 to 30 Days	0.9%
31 to 60 Days	1.5%
61 to 90 Days	0.5%
91 to 180 Days	1.6%
Over 180 Days	2.2%
Other Assets and Liabilities—Net	1.1%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Fund was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR45

Vanguard Tax-Exempt Bond Index Fund

ETF Shares (VTEB) NYSE Arca

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Tax-Exempt Bond Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed roughly in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Municipal bonds lagged their taxable counterparts during the fiscal year. Early in 2025, muni bonds posted losses as heavy issuance and elevated yields weighed on the market. Enthusiasm for fixed income remained muted while anticipated rate cuts were repeatedly delayed. Conditions improved by midyear as inflation cooled and the outlook for Fed policy became more favorable, drawing investors back to the tax-exempt market.

  In general, intermediate-term issues performed best, as did intermediate quality.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	S&P National AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,243	$10,241	$10,231
2016	$10,362	$10,367	$10,355
2016	$10,554	$10,557	$10,555
2016	$10,429	$10,432	$10,406
2017	$10,214	$10,214	$10,202
2017	$10,365	$10,366	$10,370
2017	$10,566	$10,568	$10,582
2017	$10,627	$10,633	$10,634
2018	$10,562	$10,574	$10,562
2018	$10,503	$10,519	$10,531
2018	$10,657	$10,675	$10,687
2018	$10,536	$10,556	$10,579
2019	$10,855	$10,872	$10,906
2019	$11,121	$11,137	$11,180
2019	$11,420	$11,434	$11,468
2019	$11,522	$11,535	$11,576
2020	$11,786	$11,795	$11,849
2020	$11,367	$11,379	$11,422
2020	$11,996	$12,003	$12,082
2020	$11,912	$11,921	$11,992
2021	$12,229	$12,238	$12,325
2021	$12,212	$12,223	$12,306
2021	$12,372	$12,389	$12,480
2021	$12,222	$12,246	$12,308
2022	$12,016	$12,042	$12,093
2022	$11,299	$11,322	$11,336
2022	$11,577	$11,597	$11,615
2022	$10,840	$10,859	$10,834
2023	$11,652	$11,685	$11,700
2023	$11,621	$11,653	$11,662
2023	$11,662	$11,698	$11,723
2023	$11,090	$11,124	$11,120
2024	$12,002	$12,039	$12,039
2024	$11,852	$11,883	$11,905
2024	$12,099	$12,135	$12,162
2024	$12,143	$12,176	$12,198
2025	$12,220	$12,250	$12,290
2025	$12,044	$12,079	$12,103
2025	$12,061	$12,099	$12,161
2025	$12,595	$12,635	$12,707

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	3.73%	1.12%	2.33%
ETF Shares Market Price	3.68%	1.16%	2.33%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	2.37%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$44,034
Number of Portfolio Holdings	9,962
Portfolio Turnover Rate	23%
Total Investment Advisory Fees (in thousands)	$3,147

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	4.6%
1 to 3 Years	8.0%
3 to 5 Years	7.8%
5 to 10 Years	19.2%
10 to 20 Years	30.1%
20 to 30 Years	27.4%
Greater than 30 Years	2.7%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR4391

Vanguard Tax-Exempt Bond Index Fund

Admiral™ Shares (VTEAX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Tax-Exempt Bond Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$8	0.08%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed roughly in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Municipal bonds lagged their taxable counterparts during the fiscal year. Early in 2025, muni bonds posted losses as heavy issuance and elevated yields weighed on the market. Enthusiasm for fixed income remained muted while anticipated rate cuts were repeatedly delayed. Conditions improved by midyear as inflation cooled and the outlook for Fed policy became more favorable, drawing investors back to the tax-exempt market.

  In general, intermediate-term issues performed best, as did intermediate quality.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	Admiral Shares	S&P National AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,244	$10,241	$10,231
2016	$10,366	$10,367	$10,355
2016	$10,558	$10,557	$10,555
2016	$10,436	$10,432	$10,406
2017	$10,221	$10,214	$10,202
2017	$10,368	$10,366	$10,370
2017	$10,573	$10,568	$10,582
2017	$10,630	$10,633	$10,634
2018	$10,567	$10,574	$10,562
2018	$10,508	$10,519	$10,531
2018	$10,661	$10,675	$10,687
2018	$10,540	$10,556	$10,579
2019	$10,859	$10,872	$10,906
2019	$11,125	$11,137	$11,180
2019	$11,426	$11,434	$11,468
2019	$11,528	$11,535	$11,576
2020	$11,791	$11,795	$11,849
2020	$11,369	$11,379	$11,422
2020	$11,996	$12,003	$12,082
2020	$11,910	$11,921	$11,992
2021	$12,229	$12,238	$12,325
2021	$12,210	$12,223	$12,306
2021	$12,369	$12,389	$12,480
2021	$12,216	$12,246	$12,308
2022	$12,010	$12,042	$12,093
2022	$11,292	$11,322	$11,336
2022	$11,567	$11,597	$11,615
2022	$10,830	$10,859	$10,834
2023	$11,641	$11,685	$11,700
2023	$11,611	$11,653	$11,662
2023	$11,650	$11,698	$11,723
2023	$11,074	$11,124	$11,120
2024	$11,984	$12,039	$12,039
2024	$11,832	$11,883	$11,905
2024	$12,080	$12,135	$12,162
2024	$12,126	$12,176	$12,198
2025	$12,196	$12,250	$12,290
2025	$12,026	$12,079	$12,103
2025	$12,039	$12,099	$12,161
2025	$12,571	$12,635	$12,707

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	3.67%	1.09%	2.31%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	2.37%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$44,034
Number of Portfolio Holdings	9,962
Portfolio Turnover Rate	23%
Total Investment Advisory Fees (in thousands)	$3,147

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	4.6%
1 to 3 Years	8.0%
3 to 5 Years	7.8%
5 to 10 Years	19.2%
10 to 20 Years	30.1%
20 to 30 Years	27.4%
Greater than 30 Years	2.7%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR591

Vanguard Intermediate-Term Tax-Exempt Bond ETF

ETF Shares (VTEI) Cboe BZX Exchange, Inc.

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Bond ETF (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.08%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed roughly in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Municipal bonds lagged their taxable counterparts during the fiscal year. Early in 2025, muni bonds posted losses as heavy issuance and elevated yields weighed on the market. Enthusiasm for fixed income remained muted while anticipated rate cuts were repeatedly delayed. Conditions improved by midyear as inflation cooled and the outlook for Federal Reserve policy became more favorable, drawing investors back to the tax-exempt market.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 26, 2024, Through October 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	S&P Intermediate Term National AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
1/26/24	$10,000	$10,000	$10,000
2024	$10,146	$10,153	$10,193
2025	$10,599	$10,605	$10,618

Average Annual Total Returns

	1 Year	Since Inception 1/26/24
ETF Shares Net Asset Value	4.46%	3.36%
ETF Shares Market Price	4.39%	3.42%
S&P Intermediate Term National AMT-Free Municipal Bond Index	4.45%	3.39%
Bloomberg Municipal Bond Index	4.17%	3.46%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$1,007
Number of Portfolio Holdings	4,424
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$65

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	5.9%
1 to 3 Years	11.1%
3 to 5 Years	11.3%
5 to 10 Years	27.8%
10 to 20 Years	43.4%
20 to 30 Years	0.1%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

ARV037

Vanguard Core Tax-Exempt Bond ETF

ETF Shares (VCRM) Cboe BZX Exchange, Inc.

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Core Tax-Exempt Bond ETF (the "Fund") for the period of November 19, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$12Footnote Reference1	0.12%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

How did the Fund perform during the reporting period?

  From its inception on November 19, 2024, through October 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The Fund is actively managed and seeks to provide total return through capital appreciation and current income that is exempt from federal personal income taxes.

  The biggest contributors to the Fund’s outperformance were an overweight allocation to credit, tactical positions in discount-priced bonds, and opportunities captured among new-issue premium bonds.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 19, 2024, Through October 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	S&P Broad AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
11/19/24	$10,000	$10,000	$10,000
2025	$10,431	$10,309	$10,333

Average Annual Total Returns

Since Inception 11/19/24
ETF Shares Net Asset Value	4.31%
ETF Shares Market Price	4.35%
S&P Broad AMT-Free Municipal Bond Index	3.09%
Bloomberg Municipal Bond Index	3.33%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$652
Number of Portfolio Holdings	1,510
Portfolio Turnover Rate	18%
Total Investment Advisory Fees (in thousands)	$31

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	2.7%
1 to 3 Years	6.0%
3 to 5 Years	6.3%
5 to 10 Years	17.2%
10 to 20 Years	33.2%
20 to 30 Years	25.2%
Greater than 30 Years	8.6%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

ARV040

Vanguard Short Duration Tax-Exempt Bond ETF

ETF Shares (VSDM) Cboe BZX Exchange, Inc.

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Short Duration Tax-Exempt Bond ETF (the "Fund") for the period of November 19, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$12Footnote Reference1	0.12%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

How did the Fund perform during the reporting period?

  From its inception on November 19, 2024, through October 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The Fund is actively managed and seeks to provide current income that is exempt from federal personal income taxes, with limited price volatility.

  The biggest contributors to the Fund’s outperformance were its long-duration tilt and an overweight to credit, with a focus on securities rated A and below. Sector allocation and security selection also added value.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 19, 2024, Through October 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	S&P Broad AMT-Free Municipal Bond 0-7 Year Index	Bloomberg Municipal Bond Index
11/19/24	$10,000	$10,000	$10,000
2025	$10,484	$10,373	$10,333

Average Annual Total Returns

Since Inception 11/19/24
ETF Shares Net Asset Value	4.84%
ETF Shares Market Price	4.87%
S&P Broad AMT-Free Municipal Bond 0-7 Year Index	3.73%
Bloomberg Municipal Bond Index	3.33%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$276
Number of Portfolio Holdings	1,467
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$11

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	6.8%
1 to 3 Years	22.5%
3 to 5 Years	26.8%
5 to 10 Years	37.1%
10 to 20 Years	1.5%
20 to 30 Years	2.4%
Greater than 30 Years	1.0%
Other Assets and Liabilities—Net	1.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

ARV039

Vanguard Long-Term Tax-Exempt Bond ETF

ETF Shares (VTEL) Cboe BZX Exchange, Inc.

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Long-Term Tax-Exempt Bond ETF (the "Fund") for the period of May 20, 2025, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4Footnote Reference1	0.09%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

How did the Fund perform during the reporting period?

  From its inception on May 20, 2025, through October 31, 2025, the Fund performed roughly in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The Fund seeks to track the performance of a benchmark index that measures the investment-grade segment of the U.S. municipal bond market with remaining maturities greater than 10 years.

  After a challenging start to the year marked by heavy issuance and delays in expected rate cuts, the tax-exempt market remained under pressure into early summer. Enthusiasm began to recover midyear as inflation showed signs of easing and the Federal Reserve initiated its first rate cut in September, which helped support muni performance.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 20, 2025, Through October 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	S&P 10+ Year National AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
5/20/25	$10,000	$10,000	$10,000
2025	$10,545	$10,540	$10,493

Average Annual Total Returns

Since Inception 5/20/25
ETF Shares Net Asset Value	5.45%
ETF Shares Market Price	5.76%
S&P 10+ Year National AMT-Free Municipal Bond Index	5.40%
Bloomberg Municipal Bond Index	4.93%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$130
Number of Portfolio Holdings	2,465
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$1

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

5 to 10 Years	0.1%
10 to 20 Years	49.2%
20 to 30 Years	45.6%
Greater than 30 Years	4.0%
Other Assets and Liabilities—Net	1.1%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

ARV045

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
(a) Audit Fees.	$347,000	$259,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$347,000	$259,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,793,970	$1,517,669
Tax Fees.	$1,617,438	$1,916,879
All Other Fees.	$25,000	$268,000
Total.	$5,436,408	$3,702,548

(h)	For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended October 31, 2025
Vanguard High-Yield Tax-Exempt Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	63
Tax information	64

High-Yield Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (92.4%)
Alabama (4.3%)
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	9/1/2044	1,065	1,027
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.250%	6/1/2050	3,695	3,925
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.250%	6/1/2055	3,660	3,870
[1]	Baldwin County IDA Economic Development Revenue (Novelis Corp. Project) PUT	5.000%	6/1/2032	22,500	23,161
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	28,430	29,202
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	20,000	20,826
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	32,705	34,410
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	35,105	37,258
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2035	24,600	26,640
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	7,290	7,908
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/2025	7,765	7,781
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	12,090	12,235
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	40,220	43,688
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	615	635
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	14,645	15,901
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	14,945	16,401
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/2034	21,700	23,530
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2046	5,000	4,644
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2051	7,165	6,217
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	29,990	31,168
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2035	5,000	5,384
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	710	783
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/2031	13,050	14,666
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/2032	2,395	2,630
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2054	2,085	2,123
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2054	2,115	2,154
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.000%	10/1/2056	1,235	1,190
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	3,000	2,916
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	625	623
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	605	596
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2039	690	674
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	545	524
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	645	612
	Jefferson County AL Sewer Revenue	5.500%	10/1/2053	51,150	53,895
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2034	7,245	7,874
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2046	3,500	3,783
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/2025	7,410	7,416
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	21,495	22,866
	Mobile County IDA Resource Recovery Revenue (AM/NS Calvert LLC Project)	5.000%	6/1/2054	10,050	9,750
	Mobile County IDA Resource Recovery Revenue (AM/NS Calvert LLC Project)	4.750%	12/1/2054	20,000	18,667
	Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/2036	2,820	2,824
	Selma Industrial Development Board Industrial Revenue	4.200%	5/1/2034	1,445	1,492
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	33,150	35,766
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	16,470	18,245
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	15,910	17,135
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	28,415	30,419
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	3,470	3,761
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	27,035	28,710
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	1,655	1,765
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	17,610	18,955
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	1,835	1,993
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.250%	11/1/2035	26,025	28,885
	University of Alabama College & University Revenue	4.000%	7/1/2042	7,715	7,730
					707,233
1

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Alaska (0.0%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	1,905	2,087
American Samoa (0.0%)
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2038	3,000	3,056
[1]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/2038	3,000	3,205
					6,261
Arizona (1.3%)
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2049	2,110	1,947
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.375%	7/1/2053	1,000	963
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2054	2,500	2,270
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.500%	7/1/2058	1,100	1,073
[1]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/2040	925	838
[1]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/2050	2,000	1,607
	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Fire Mesa & Red Rock Campus Project)	5.000%	7/15/2039	2,075	2,079
[1]	Arizona IDA Charter School Aid Revenue (Doral Academy of Northern Nevada Project)	4.000%	7/15/2056	475	336
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/2031	220	221
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/2041	405	366
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/2052	840	687
[1]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/2039	650	651
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2061	9,425	7,577
[1]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	5.000%	12/15/2040	920	907
[1]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	5.000%	12/15/2050	1,500	1,357
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	3.000%	12/15/2031	530	497
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	4.000%	12/15/2041	725	630
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	4.000%	12/15/2051	1,275	984
[1]	Arizona IDA Charter School Aid Revenue PUT	4.875%	7/1/2035	1,385	1,389
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	1,000	1,008
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	500	495
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2046	2,750	2,595
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/2050	6,875	6,093
[1]	Arizona IDA Health, Hospital, Nursing Home Revenue	7.625%	5/1/2054	6,125	6,848
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/2041	4,946	5,145
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2054	2,000	2,029
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/2030	10,000	306
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/2050	22,275	682
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/2051	5,050	155
	Bullhead AZ Excise Taxes Sales Tax Revenue	4.000%	7/1/2052	2,885	2,641
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	5.000%	9/1/2027	18,110	18,413
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	4.000%	6/1/2029	36,400	37,105
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	330	330
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/2033	250	253
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/2038	750	753
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/2041	425	387
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/2046	345	294
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/2051	580	475
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2051	1,750	1,427
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2054	2,525	2,404
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.250%	7/1/2055	2,000	1,974
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2056	1,350	1,079
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.500%	7/1/2060	1,000	1,006
[1]	Maricopa County IDA College & University Revenue	5.000%	10/1/2026	60	59
[1]	Maricopa County IDA College & University Revenue	5.125%	10/1/2030	425	406
[1]	Maricopa County IDA College & University Revenue	5.250%	10/1/2040	2,000	1,696
[1]	Maricopa County IDA College & University Revenue	5.500%	10/1/2051	7,000	5,448
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	3,155	3,406
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	1,010	1,080
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	1,355	1,412
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	2,200	2,286
[1]	Maricopa County IDA Industrial Revenue	4.000%	10/15/2047	4,950	4,212
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2041	3,000	2,639
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2051	1,640	1,293
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/2052	2,150	1,958
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2057	9,400	7,199
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2057	700	536
2

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2046	2,000	1,815
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2053	13,000	13,861
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/2037	1,975	2,161
	Sierra Vista IDA Charter School Aid Revenue	6.500%	6/15/2055	5,685	5,769
	Sierra Vista IDA Charter School Aid Revenue	6.500%	6/15/2060	6,740	6,818
[1]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.750%	6/15/2058	8,525	8,564
[1]	Sierra Vista IDA Charter School Aid Revenue (Champion Schools Project)	6.375%	6/15/2064	1,635	1,677
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	1,500	1,482
	Yavapai County IDA Resource Recovery Revenue (Waste Management Inc. Project)	4.250%	3/1/2028	10,420	10,505
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/2049	1,500	1,575
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/2054	1,000	1,042
					209,175
Arkansas (0.4%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	5,045	5,047
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	3,090	3,091
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	1,425	1,426
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	975	975
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	1,000	1,000
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2044	6,080	6,112
[1]	Arkansas Development Finance Authority Industrial Revenue (Big River Steel Project)	4.500%	9/1/2049	10,000	9,647
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/2055	1,480	1,560
[4]	Fort Smith AR Sales & Use Sales Tax Revenue	5.250%	11/1/2050	1,355	1,443
[4]	Fort Smith AR Sales & Use Sales Tax Revenue	5.250%	11/1/2055	1,815	1,925
	Osceola AR Sewer Revenue PUT	5.500%	1/2/2026	37,000	37,019
	Searcy AR Sales & Use Tax Sales Tax Revenue	4.125%	11/1/2044	3,420	3,308
	University of Arkansas College & University Revenue	5.000%	12/1/2045	1,000	1,046
					73,599
California (9.7%)
[4,5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/2037	0.000%	10/1/2052	10,350	5,913
	Alameda County Fire Department GO	5.250%	6/1/2055	6,500	7,078
[4]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	4,000	3,606
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/2042	4,250	4,556
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/2049	11,000	11,514
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/2054	9,000	9,372
[6]	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2033	14,000	15,307
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	5,460	5,819
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	10,000	10,576
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	12,720	13,665
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	9,590	10,549
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	13,480	14,553
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	14,430	15,717
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	10,500	11,381
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	15,500	16,954
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	34,560	37,076
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	53,645	56,974
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	17,685	19,724
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	15,000	16,069
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	20,000	21,306
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	23,765	25,386
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	25,245	27,597
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	30,050	32,059
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	25,075	26,884
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	4,825	5,313
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	22,645	24,856
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/2043	1,190	1,221
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2043	8,760	7,984
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2046	5,435	4,579
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2047	13,000	10,011
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/2050	17,370	11,256
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2050	1,925	1,515
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	12,250	9,275
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	5,235	3,501
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	5,000	2,452
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	15,500	12,965
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/2056	10,045	6,739
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	2/1/2057	2,000	1,351
3

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	1,910	1,644
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	1,125	973
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2049	165	165
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/2055	6,170	1,250
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	6,000	7,102
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	1,000	1,164
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	3,950	4,532
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2049	3,710	4,251
	California GO	3.000%	12/1/2043	1,500	1,261
	California GO	3.000%	12/1/2046	2,000	1,606
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,740	1,969
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	1,495	1,605
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2047	4,085	4,633
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2048	1,100	1,036
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2054	5,855	6,366
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	10/1/2035	4,060	4,620
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	12,595	12,932
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	4,813	4,988
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	4,714	4,770
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	21,107	20,982
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	12,392	11,946
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	3,129	3,234
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	10,000	10,146
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	7,000	7,082
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2041	1,490	1,502
[1]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/2054	20,000	20,537
[1]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.125%	7/1/2054	1,500	1,395
[1]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.250%	7/1/2064	1,000	926
[1]	California Municipal Finance Authority Charter School Aid Revenue (Belle Mente Montessori Academy Project)	5.000%	6/1/2028	210	213
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2029	440	440
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	2,050	2,019
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2046	2,810	2,096
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2046	5,750	5,616
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2049	3,875	3,533
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	7,550	6,554
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2054	2,535	2,404
	California Municipal Finance Authority Industrial Revenue (United Airlines Inc. Project)	4.000%	7/15/2029	5,000	5,054
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/2040	1,255	1,276
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.325%	11/20/2040	5,425	5,464
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.325%	11/20/2040	2,875	2,749
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.440%	2/20/2041	3,568	3,327
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/2052	2,090	1,838
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	6/30/2031	3,100	3,191
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	12/31/2033	4,000	4,103
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	4.000%	12/31/2047	5,250	4,603
[1]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.200%	6/15/2054	1,650	1,732
[1]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/2064	2,000	2,110
	California Municipal Finance Authority Resource Recovery Revenue PUT	3.875%	3/1/2034	16,500	16,586
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.750%	9/1/2053	1,850	1,963
[1]	California Pollution Control Financing Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.450%	1/15/2026	7,500	7,498
[1,6]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	3.450%	1/15/2026	7,500	7,498
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/2037	2,300	2,472
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/2038	2,000	2,137
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	11/21/2045	1,200	1,234
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2046	1,545	1,416
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2051	1,110	991
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2056	1,235	1,085
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/2054	12,110	11,775
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2059	28,670	26,950
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.625%	6/1/2065	3,370	3,488
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.750%	7/1/2065	7,065	7,560
[4]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	6,805	2,032
[1]	California School Finance Authority Charter School Aid Revenue	5.125%	7/1/2062	5,125	4,684
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2046	4,400	4,744
	California State University College & University Revenue	5.250%	11/1/2056	13,140	14,237
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2048	3,520	3,113
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2039	2,550	2,596
4

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2049	5,425	5,423
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2052	1,775	1,749
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/2051	1,985	1,725
[2]	Central Unified School District COP	5.250%	8/1/2050	2,125	2,249
[2]	Central Unified School District COP	5.250%	8/1/2054	2,500	2,640
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	6,795	7,516
[1]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/2051	9,950	7,461
[1]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	4.000%	4/1/2056	5,000	3,825
[1]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2056	7,250	4,787
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/2043	1,000	815
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2045	4,750	3,744
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.200%	9/1/2046	5,000	3,574
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/2046	2,000	1,659
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.400%	10/1/2046	5,000	3,955
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	10/1/2046	13,050	10,817
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2046	2,000	1,611
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2046	9,465	8,039
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/2047	8,720	7,391
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/2047	4,690	3,729
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/2047	5,665	4,827
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2048	3,000	2,164
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2054	3,500	3,193
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	7/1/2056	5,000	3,265
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2056	11,440	7,434
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/2056	8,685	6,539
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2056	19,795	17,815
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2056	8,500	6,561
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/2056	1,135	808
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/2057	1,000	691
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	2/1/2057	3,000	2,242
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2057	9,630	6,573
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/2057	4,735	3,387
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/2057	7,175	5,121
	Desert Community College District GO	4.000%	8/1/2051	2,700	2,559
[4]	East Side Union High School District GO	3.000%	8/1/2036	2,615	2,570
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/2039	500	515
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	1,000	1,145
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2043	10,036	9,755
[1,7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/2035	9,331	8,525
[7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	4,861	4,130
[7]	Freddie Mac Pool	3.400%	11/1/2040	3,948	3,647
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/2066	25,000	2,648
[8]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2027	10,000	9,602
[1]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2061	10,500	9,494
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2052	2,630	2,318
	Last Frontier Healthcare District Health, Hospital, Nursing Home Revenue BAN	6.000%	12/2/2025	4,740	4,741
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	5.000%	8/1/2054	5,020	5,261
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2054	4,200	4,658
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	1,665	1,804
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2038	3,565	3,574
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	1,650	1,634
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2041	1,000	978
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2042	7,500	8,202
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2043	4,500	4,876
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2044	4,000	4,303
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	5,000	5,175
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2046	3,460	3,224
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.500%	5/15/2047	18,000	19,070
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2049	13,735	12,485
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2050	10,000	10,558
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.500%	5/15/2055	40,000	43,031
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,945	2,170
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	785	856
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	425	461
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	360	399
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	690	764
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	860	957
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,815	3,118
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	100	106
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	560	612
5

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,350	1,482
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	105	112
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	690	747
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	390	426
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	295	314
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,390	1,480
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	525	566
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	525	561
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	675	721
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	750	796
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	3,285	3,487
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	595	632
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	1,125	1,181
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	455	472
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	2,555	2,675
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	210	217
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	2,120	2,223
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	555	577
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,950	2,152
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	250	270
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	65	73
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	105	119
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	270	294
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	840	922
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	335	368
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	45	49
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	80	87
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	70	75
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	125	133
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	3,350	3,584
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	3,285	3,399
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/2032	5	5
	Modesto High School District GO	5.250%	8/1/2050	2,425	2,641
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/2034	1,785	2,191
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/2034	1,920	2,357
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/2034	3,000	3,683
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	5,040	6,330
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	1,450	1,569
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2036	525	534
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2037	500	505
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2038	500	503
[4]	Palomar Health GO	0.000%	8/1/2033	8,805	6,345
	Palomar Health GO	4.000%	8/1/2035	4,000	3,611
[4]	Palomar Health GO	7.000%	8/1/2038	10,740	12,052
[2]	Paramount Unified School District GO	3.000%	8/1/2050	2,000	1,550
	Riverside Community College District GO	4.000%	8/1/2054	1,000	940
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2042	10,000	4,872
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2043	6,500	2,969
	Sacramento CA Special Tax Revenue	4.000%	9/1/2046	2,905	2,622
	Sacramento CA Special Tax Revenue	4.000%	9/1/2050	1,600	1,399
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2041	4,195	4,565
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2042	5,125	5,520
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2043	5,295	5,663
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2044	5,780	6,161
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2045	5,220	5,553
	Sacramento Metropolitan Fire District GO	4.000%	8/1/2049	5,325	5,101
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2035	5,000	5,068
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2038	3,500	3,903
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2050	45,000	47,788
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	8,435	7,603
[2]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	11,310	10,093
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	1,860	1,884
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	10/15/2055	6,425	6,943
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2042	8,240	7,163
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	5,000	5,417
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	6,000	6,484
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2038	7,335	7,757
6

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2039	2,725	2,701
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2040	1,400	1,372
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2044	5,000	5,308
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2049	9,890	8,913
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2049	4,450	4,661
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2050	2,845	2,552
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.500%	5/1/2055	21,900	23,555
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	4.000%	5/1/2029	110	112
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	4.000%	5/1/2029	270	274
[2]	San Francisco Community College District GO	3.000%	6/15/2045	5,000	4,072
	San Francisco Unified School District GO	3.000%	6/15/2037	14,205	13,574
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2050	1,000	918
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/2035	18,895	21,845
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2037	4,525	5,057
	Southern California Public Power Authority Electric Power & Light Revenue	5.250%	7/1/2053	1,500	1,582
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	15,445	16,692
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	525	563
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2038	3,080	3,469
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	175	186
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2049	9,955	10,618
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2046	2,270	1,786
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2050	2,755	2,085
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2049	2,500	2,162
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.000%	6/1/2060	35,150	5,511
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	0.000%	6/1/2046	3,500	687
	University of California College & University Revenue	5.000%	5/15/2044	1,325	1,457
	University of California College & University Revenue	4.000%	5/15/2047	2,995	2,903
	University of California College & University Revenue	5.000%	5/15/2053	16,955	18,021
	University of California College & University Revenue (Limited Project)	3.000%	5/15/2051	1,500	1,148
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	3,980	3,715
[4]	Val Verde Unified School District GO	3.000%	8/1/2047	1,730	1,385
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	2,800	2,758
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,415	1,351
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/2047	5,000	4,302
					1,609,738
Colorado (2.4%)
[2]	Adams & Arapahoe Counties Joint School District 28J Aurora COP	5.500%	12/1/2050	5,875	6,327
[2]	Adams & Arapahoe Counties Joint School District 28J Aurora COP	5.500%	12/1/2054	3,605	3,871
	Adams County CO COP	4.000%	12/1/2054	2,635	2,411
[2]	Adams County School District No. 1 COP	5.000%	12/1/2043	2,800	2,941
[2]	Adams County School District No. 1 COP	5.000%	12/1/2044	3,000	3,125
[2]	Adams County School District No. 1 COP	5.000%	12/1/2045	2,250	2,334
[1]	Aerotropolis Regional Transportation Authority Ad Valorem Property Tax Revenue	5.500%	12/1/2044	5,000	5,048
	Aurora Highlands Community Authority Board Ad Valorem Property Tax Revenue	5.750%	12/1/2051	15,000	14,474
	Berthoud CO COP	4.000%	12/1/2049	2,525	2,290
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2050	1,425	1,518
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2055	1,955	2,073
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/2028	500	498
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/2038	600	606
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/2047	1,200	1,139
	Brighton CO Water Activity Water Revenue (Water System Project)	4.000%	6/1/2050	2,285	2,135
	Brighton CO Water Activity Water Revenue (Water System Project)	4.250%	6/1/2055	19,130	18,374
[1]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/2040	1,100	1,100
	Canyons Metropolitan District No. 5 GO	6.500%	12/15/2054	3,150	3,167
	Centerra Metropolitan District No. 1 GO	4.000%	12/1/2029	1,120	1,117
[1]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/2029	11,139	11,152
	Clear Creek Transit Metropolitan District No. 2 GO	4.000%	12/1/2031	423	378
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/2041	579	467
7

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clear Creek Transit Metropolitan District No. 2 GO	7.900%	12/15/2050	1,125	1,120
	Colorado COP	6.000%	12/15/2040	5,000	5,801
	Colorado COP	6.000%	12/15/2041	3,570	4,109
	Colorado COP	4.000%	11/1/2049	1,400	1,312
	Colorado COP	4.000%	11/1/2053	3,365	3,107
	Colorado COP	5.000%	11/1/2053	4,285	4,505
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/2026	2,390	2,345
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/2027	2,515	2,422
[1]	Colorado Educational & Cultural Facilities Authority Economic Development Revenue (The Stanley Project)	6.875%	2/1/2059	12,000	12,609
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/2028	2,460	2,377
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	5/15/2029	2,750	2,621
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	1,400	1,402
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	3,855	4,184
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2044	3,205	2,902
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2049	11,680	10,189
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2050	12,500	11,093
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2052	7,535	6,894
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2054	2,415	2,470
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2058	3,000	2,096
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2041	1,125	1,045
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2048	1,100	935
	Colorado School of Mines College & University Revenue	5.250%	12/1/2053	12,000	12,633
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2051	5,675	5,369
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.250%	12/15/2048	2,605	2,762
	Crowfoot Valley Ranch Metropolitan District No. 2 GO	6.125%	12/15/2054	2,855	2,789
	Del Norte CO Health, Hospital, Nursing Home Revenue (RIO Grande Hospital Refunding Project)	5.800%	12/1/2054	880	867
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/2033	15,000	15,137
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2037	700	794
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2038	1,000	1,126
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2039	1,250	1,397
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2040	750	832
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2041	1,000	1,100
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.750%	11/15/2041	1,325	1,465
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2042	2,000	2,096
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2042	4,125	4,476
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2042	1,000	1,087
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2043	1,060	1,143
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/2043	10,000	9,305
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.750%	11/15/2045	8,750	9,447
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2047	3,955	4,071
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/2048	32,850	29,231
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.125%	11/15/2053	7,500	6,785
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2053	10,250	10,816
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2051	3,500	3,201
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	6.000%	12/1/2055	5,890	6,376
[1]	DIATC Metropolitan District GO	5.000%	12/1/2039	2,735	2,745
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	12/1/2051	3,000	2,807
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/2054	3,100	3,099
	Grand Junction CO Sales Tax Revenue	4.125%	3/1/2054	5,470	5,121
	Hess Ranch Metropolitan District No. 5 Special Assessment Revenue	6.000%	12/1/2043	1,100	1,126
[1]	Horizon Metropolitan District No. 2 GO	4.500%	12/1/2051	3,860	3,039
	Independence Metropolitan District No. 3 GO	5.375%	12/1/2054	2,960	2,968
[4]	Leyden Rock Metropolitan District GO	4.000%	12/1/2046	1,860	1,726
	Meridian Ranch Metropolitan District GO	6.750%	12/1/2052	3,425	3,476
[4]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/2046	3,906	3,687
	Mirabelle Metropolitan District No. 2 GO	6.125%	12/15/2049	2,100	2,089
	Morgan Hill Metropolitan District No. 3 GO	4.000%	12/1/2051	2,900	2,339
	Morgan Hill Metropolitan District No. 3 GO	6.375%	12/15/2051	1,465	1,467
	Parkdale Community Authority Intergovernmental Agreement Revenue	7.000%	12/15/2044	3,920	3,989
	Prairie Center Metropolitan District No. 3 GO	5.875%	12/15/2046	2,150	2,265
[1]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/2027	1,070	1,073
	Pronghorn Valley Metropolitan District GO	3.750%	12/1/2041	515	450
	Pronghorn Valley Metropolitan District GO	4.000%	12/1/2051	650	528
[1]	Pueblo Urban Renewal Authority Tax Increment/Allocation Revenue (Evraz Project)	0.000%	12/1/2025	800	797
[1]	Pueblo Urban Renewal Authority Tax Increment/Allocation Revenue (Evraz Project)	4.750%	12/1/2045	8,765	8,331
[4]	Rampart Range Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.250%	12/1/2050	1,000	1,044
[4]	Rampart Range Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.250%	12/1/2055	1,500	1,558
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2034	1,650	1,687
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2035	490	497
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2036	4,715	4,758
8

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2038	400	399
	Reunion Metropolitan District Water Revenue	3.625%	12/1/2044	6,070	4,470
	Southglenn Metropolitan District GO	3.500%	12/1/2026	2,000	1,988
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/2037	1,615	1,623
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/2047	5,675	5,523
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/2047	325	316
	St. Vrain Lakes Metropolitan District No. 2 GO	6.375%	11/15/2054	2,000	1,999
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	4.250%	12/1/2050	1,650	1,685
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	7.125%	12/15/2050	734	752
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	8.375%	12/15/2054	1,472	1,478
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.875%	12/15/2055	1,700	1,716
	Trails at Crowfoot Metropolitan District No. 3 GO	6.875%	12/15/2052	1,375	1,388
	University of Colorado College & University Revenue	4.000%	6/1/2051	1,000	925
[4]	Upper Eagle Regional Water Authority Water Revenue	4.000%	12/1/2050	1,440	1,328
[4]	Vauxmont Metropolitan District GO	3.250%	12/15/2050	4,685	3,694
	Village at Dry Creek Metropolitan District No. 2 GO	4.375%	12/1/2044	1,386	1,358
[1]	West Meadow Metropolitan District GO	6.000%	12/1/2038	1,000	1,039
[1]	West Meadow Metropolitan District GO	6.500%	12/1/2050	2,750	2,832
[5]	Westerly Metropolitan District No. 4 GO, 5.200% coupon rate effective 12/1/2026	0.000%	12/1/2050	1,000	941
					404,508
Connecticut (0.5%)
	Connecticut GO	3.000%	1/15/2036	1,050	1,023
	Connecticut GO	3.000%	1/15/2037	1,045	994
	Connecticut GO	3.000%	1/15/2038	2,070	1,932
	Connecticut GO	3.000%	1/15/2039	2,400	2,210
	Connecticut GO	3.000%	1/15/2040	4,815	4,293
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	1,555	1,675
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	2,200	2,428
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2044	640	692
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	1,725	1,735
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/2049	3,500	2,639
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/2053	5,060	5,246
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.375%	7/1/2054	2,000	1,959
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	2,235	2,259
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,750	1,751
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	1,000	1,005
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	1,925	1,871
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	2,250	2,173
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,255	1,202
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	3,810	3,594
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	1,625	1,578
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	5,750	5,431
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	8,090	7,150
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2050	2,000	1,886
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Church Home of Hartford Inc. Project)	5.000%	9/1/2053	3,460	3,223
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/2051	4,490	4,020
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/2030	1,005	1,024
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/2050	6,065	5,371
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2034	3,690	3,808
[1]	New Canaan Housing Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2035	4,000	4,000
	Norwalk Housing Authority Local or Guaranteed Housing Revenue	4.400%	9/1/2042	1,000	1,019
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.500%	10/1/2055	2,185	2,229
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.250%	10/1/2060	1,695	1,696
[1]	Steel Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/2041	575	544
[1]	Steel Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/2051	1,655	1,419
					85,079
Delaware (0.2%)
[1]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/2039	9,916	8,439
[1]	Bridgeville DE Special Obligation Revenue	5.250%	7/1/2044	875	885
[1]	Bridgeville DE Special Obligation Revenue	5.625%	7/1/2053	1,000	1,018
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2037	5,000	4,692
[1]	Delaware State Economic Development Authority Charter School Aid Revenue	6.000%	7/1/2055	1,915	1,940
[1]	Delaware State Economic Development Authority Charter School Aid Revenue	6.000%	7/1/2065	5,000	5,026
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	4.000%	10/1/2035	10,660	10,759
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	1,000	913
[1]	Millsboro DE Special Obligation Revenue	5.125%	7/1/2038	3,000	3,015
					36,687
9

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
District of Columbia (1.5%)
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/2029	395	401
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/2039	1,420	1,418
	District of Columbia Charter School Aid Revenue	5.625%	6/1/2044	500	506
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2050	5,000	4,558
	District of Columbia College & University Revenue	5.000%	10/1/2030	4,120	4,121
	District of Columbia College & University Revenue	5.000%	10/1/2045	12,260	11,529
	District of Columbia College & University Revenue	5.000%	4/1/2051	1,750	1,793
	District of Columbia GO	5.000%	10/15/2044	5,000	5,144
	District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/2035	2,805	2,609
	District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/2039	2,430	2,164
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/2027	360	360
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2032	1,000	1,015
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2037	890	897
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2042	1,000	993
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2052	3,615	3,350
	District of Columbia Income Tax Revenue	5.250%	5/1/2048	10,000	10,672
	District of Columbia Water & Sewer Authority Water Revenue	5.250%	10/1/2054	6,500	6,990
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2034	10,000	11,219
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2036	2,175	2,377
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2037	3,345	3,361
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2037	2,700	2,711
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2037	2,335	2,535
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2038	2,625	2,625
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2038	1,860	2,007
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2039	3,400	3,370
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/2039	1,775	1,935
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2040	3,000	2,938
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/2040	2,575	2,787
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2041	950	915
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/2041	2,750	2,978
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2042	3,000	3,159
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/2042	3,890	4,259
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.500%	10/1/2043	3,250	3,595
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2044	5,000	5,190
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2050	14,810	15,273
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2051	8,180	7,324
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.500%	10/1/2055	14,000	15,082
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2049	25,425	22,648
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2052	13,650	12,282
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	5,780	5,191
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	35,325	30,782
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2040	5,000	4,375
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2053	2,500	2,632
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2059	7,550	7,983
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2060	13,400	14,566
					254,619
Florida (4.8%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2056	3,065	3,391
	Braddock Lakes Community Development District Special Assessment Revenue	5.750%	5/1/2055	2,325	2,320
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	500	490
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	8,785	7,753
[6]	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.250%	9/1/2043	1,100	1,183
[6]	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.250%	9/1/2044	1,675	1,781
[6]	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.250%	9/1/2045	2,000	2,114
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.500%	9/1/2052	1,000	1,043
[6]	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.500%	9/1/2055	12,000	12,748
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2032	2,250	2,391
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2034	3,320	3,496
	Capital FL Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/2053	3,125	2,990
	Capital FL Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/2058	5,000	4,733
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/2029	1,450	1,422
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/2036	3,190	3,227
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/2039	6,610	6,395
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/2046	4,830	4,460
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/2049	6,035	5,424
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/2056	4,235	3,122
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/2056	24,135	21,426
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	0.000%	7/1/2061	40,000	3,534
10

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academic Charter Schools Inc. Project)	4.000%	7/1/2041	710	616
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academic Charter Schools Inc. Project)	4.000%	7/1/2041	695	603
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academic Charter Schools Inc. Project)	4.000%	7/1/2051	1,725	1,315
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academic Charter Schools Inc. Project)	4.000%	7/1/2056	695	521
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/2038	2,210	2,190
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/2048	2,070	1,907
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2040	1,220	1,170
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2050	9,300	8,224
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2055	6,895	5,994
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/2039	640	604
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/2049	1,255	1,075
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/2054	1,075	899
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/2055	1,000	962
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/2056	3,065	2,589
[1]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,765	1,535
[1]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	5,425	3,997
[1,3,9]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	7.000%	7/1/2052	600	5
[1]	Capital Trust Authority Charter School Aid Revenue	5.250%	6/15/2059	1,000	911
[1]	Capital Trust Authority Charter School Aid Revenue (Academic Charter Schools Inc. Project)	5.250%	6/1/2054	2,365	2,117
[1]	Capital Trust Authority Charter School Aid Revenue (Academic Charter Schools Inc. Project)	5.250%	6/1/2064	2,610	2,277
[1]	Capital Trust Authority Charter School Aid Revenue (The Learning Center Project)	6.750%	6/15/2065	10,400	10,402
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	5.750%	5/1/2054	1,000	1,016
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2045	12,925	11,569
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2050	1,325	1,137
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2038	1,015	1,024
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2039	1,050	1,054
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2040	1,050	1,042
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2041	1,170	1,145
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2054	3,280	3,416
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2054	5,000	4,587
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2036	625	540
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2041	765	594
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2046	930	665
[1]	Florida Development Finance Corp. Charter School Aid Revenue	6.000%	6/15/2055	3,190	3,240
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2056	4,275	2,770
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/2054	840	813
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/2059	900	854
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/2040	1,000	945
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/2050	7,950	6,882
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2035	650	640
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2045	600	518
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2055	1,260	1,030
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	2/1/2057	625	600
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2057	710	682
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/2040	1,700	1,593
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2051	6,400	5,952
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	6/1/2055	4,000	3,707
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/2055	5,990	6,162
[1]	Florida Development Finance Corp. Local or Guaranteed Housing Revenue (SFP - Tampa I - The Henry Project)	5.250%	6/1/2059	1,000	958
	Florida Development Finance Corp. Transit Revenue	5.000%	7/1/2041	18,140	15,147
	Florida Development Finance Corp. Transit Revenue	5.500%	7/1/2053	7,375	6,158
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2042	9,855	9,862
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/2048	10,000	7,266
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2050	5,000	4,362
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.125%	12/1/2054	3,000	2,738
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	2,500	2,503
[1]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	6.750%	11/15/2055	3,165	3,291
[1]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	6.875%	11/15/2064	6,770	7,050
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/2053	7,420	8,049
[7]	Freddie Mac Pool	3.300%	8/1/2039	4,903	4,593
11

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Gas Worx Community Development District Special Assessment Revenue	6.000%	5/1/2057	2,145	2,197
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2038	1,025	1,028
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.250%	10/1/2044	7,000	7,490
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2049	5,000	4,521
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2052	11,750	10,479
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.250%	6/1/2054	10,000	10,353
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.450%	5/1/2055	750	741
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2036	3,475	3,516
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2037	3,075	3,088
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2038	4,350	4,350
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/2045	9,280	8,518
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/2050	19,425	17,259
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2038	2,500	2,538
	JEA Water & Sewer System Water Revenue	5.500%	10/1/2054	5,000	5,400
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2029	225	223
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2039	1,255	1,159
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2049	825	687
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2054	1,675	1,352
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	1,510	1,602
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,595	1,678
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2045	2,305	2,414
	Lee County FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2049	8,500	8,831
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/2029	1,000	1,005
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/2029	1,000	1,007
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	5,000	5,210
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2054	7,000	6,758
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Inc. Project)	5.250%	10/1/2052	1,000	937
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/2026	1,465	1,485
	Manatee County FL Appropriations Revenue	5.500%	10/1/2053	9,870	10,763
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2046	5,500	4,986
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2051	6,500	5,701
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2042	10,000	10,999
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/2050	2,000	1,840
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2036	3,025	3,074
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.250%	10/1/2050	7,500	7,873
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.500%	10/1/2055	2,250	2,388
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	15,000	16,333
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2044	3,250	1,410
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2054	3,330	3,461
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2036	1,000	944
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2043	1,045	1,074
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2049	3,915	3,567
[2]	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2049	2,870	2,637
[2]	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2051	1,675	1,528
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2046	2,930	2,687
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	6,325	5,599
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/2040	1,677	1,697
[1]	Miami-Dade County IDA Charter School Aid Revenue	6.375%	6/1/2065	2,250	2,281
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2035	7,970	7,923
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2040	5,850	5,657
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2048	11,265	10,357
[4]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2039	7,220	7,316
[4]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2045	12,115	11,368
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.250%	10/1/2052	17,080	17,450
[1]	Normandy Community Development District Special Assessment Revenue	5.300%	5/1/2044	990	972
[1]	Normandy Community Development District Special Assessment Revenue	5.550%	5/1/2054	1,490	1,441
	North AR-1 Pasco Community Development District Special Assessment Revenue	6.000%	5/1/2054	620	635
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2042	2,795	2,709
[1]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	5.750%	5/15/2055	1,000	1,016
[1]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	5.750%	5/15/2060	1,000	1,011
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2052	16,025	14,092
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2056	25,315	26,611
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2035	1,500	991
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2039	2,745	1,462
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2040	2,850	1,424
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2041	1,000	467
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2044	3,250	3,293
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/2054	10,000	8,824
12

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/2048	3,900	3,932
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/2053	1,350	1,352
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/2041	1,850	2,020
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/2042	1,500	1,622
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/2043	1,025	1,099
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/2044	1,220	1,297
[1]	Palm Beach County FL College & University Revenue	5.750%	10/1/2065	7,000	7,194
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.125%	6/1/2054	5,000	4,871
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	2,110	2,116
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	1,000	1,007
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2047	630	602
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	12,410	11,145
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	11/1/2050	7,900	8,404
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2055	2,500	2,554
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/2056	4,630	3,742
[1]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Green Cay Life Plan Village Project)	11.500%	7/1/2027	6,000	8,526
[1]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Green Cay Life Plan Village Project) BAN	11.500%	7/1/2027	630	629
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2047	500	505
	Parrish Lakes Community Development District Special Assessment Revenue	5.800%	5/1/2054	1,460	1,474
[1]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	2,500	2,695
[4]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2044	3,775	4,064
[4]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.750%	9/1/2054	10,675	11,475
[6]	Pensacola FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2042	1,580	1,708
[6]	Pensacola FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2043	1,125	1,205
[6]	Pensacola FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2044	1,575	1,673
[6]	Pensacola FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2045	2,890	3,055
[6]	Pensacola FL Airport Port, Airport & Marina Revenue	5.500%	10/1/2055	8,405	8,965
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	4.000%	6/1/2046	1,685	1,287
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	5.000%	6/1/2056	2,605	2,180
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.000%	12/15/2038	1,345	1,361
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/2029	3,495	3,554
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/2039	1,000	1,002
[1,3]	Polk County FL IDA Industrial Revenue	5.875%	1/1/2033	3,750	1,462
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2026	2,100	2,101
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2027	2,000	2,011
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2028	2,310	2,326
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2029	1,400	1,411
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2030	1,000	1,008
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2032	1,185	1,195
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/2052	14,440	12,711
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2051	1,660	1,299
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2056	955	726
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/2049	11,155	10,264
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/2054	6,145	5,796
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/2044	5,605	4,449
[1]	Sunrise Community Development District Special Assessment Revenue	5.875%	5/1/2055	3,100	3,057
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/2045	7,680	7,073
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2045	1,195	455
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2053	2,600	635
	Two Lakes Community Development District Special Assessment Revenue	5.000%	5/1/2055	1,500	1,508
	USF Financing Corp. COP	5.000%	7/1/2029	5,475	5,484
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.550%	5/1/2055	750	754
[1]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	5.625%	1/1/2060	3,200	3,163
[1]	Village Community Development District No. 15 Special Assessment Revenue	4.800%	5/1/2055	4,735	4,509
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	6.000%	5/1/2054	1,585	1,622
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.375%	5/1/2043	1,220	1,256
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.600%	5/1/2053	1,835	1,869
					799,656
13

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Georgia (2.9%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2039	4,500	4,876
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2040	3,735	4,008
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/2041	7,000	7,599
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/2042	8,290	8,924
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/2043	5,500	5,920
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/2049	5,300	5,586
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/2050	6,000	6,309
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/2054	9,700	10,151
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.500%	7/1/2055	1,260	1,347
[6]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2028	1,335	1,334
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Wealthstar Health System Inc. Project)	5.125%	4/1/2053	12,500	12,885
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/2034	810	834
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/2027	200	207
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/2027	445	460
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/2027	490	507
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/2027	245	253
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2055	10,040	10,417
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2034	400	410
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2035	400	408
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	16,035	14,108
[4]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	17,975	16,432
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.250%	10/1/2045	685	746
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2050	2,085	2,281
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2053	2,240	2,443
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.125%	4/1/2053	6,000	6,185
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.750%	4/1/2053	6,020	6,498
	Crisp County Hospital Authority Health, Hospital, Nursing Home Revenue (Crisp Regional Hospital Project)	4.000%	7/1/2051	2,385	2,216
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/2037	1,140	1,143
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/2038	1,350	1,354
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2039	1,030	1,052
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/2034	4,730	4,766
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/2034	7,395	7,430
	Douglasville-Douglas County Water & Sewer Authority Water Revenue	5.000%	6/1/2048	1,220	1,298
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.250%	10/1/2054	2,360	2,442
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/2050	5,000	4,478
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	4,050	4,070
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/2047	5,000	4,780
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2051	3,540	2,838
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/2054	3,000	2,791
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2056	9,470	7,380
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2051	6,000	5,293
	George L Smith II Congress Center Authority Industrial Revenue	4.000%	1/1/2054	5,000	4,271
[1]	George L Smith II Congress Center Authority Industrial Revenue	5.000%	1/1/2054	5,750	5,453
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/2039	30	31
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2048	1,490	1,526
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/2064	5,300	5,503
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2064	6,710	6,883
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2052	2,965	2,786
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/2042	1,275	1,294
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/2027	780	809
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2035	3,750	4,109
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2036	2,730	2,985
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2043	2,420	2,465
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	1,735	1,760
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	6,035	6,339
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	5,735	5,895
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	23,000	24,650
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	1,270	1,346
14

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	22,840	24,435
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	2,095	2,274
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	23,160	24,941
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	21,035	22,746
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	34,985	37,644
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	36,455	39,657
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	10,960	12,004
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	13,725	14,905
[1]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	10,000	11,565
[1]	Rockdale County Development Authority Industrial Revenue (Pratt Paper LLC Project)	4.000%	1/1/2038	17,610	17,403
	Savannah Georgia Convention Center Authority Economic Development Revenue	5.250%	6/1/2061	1,250	1,245
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.125%	10/1/2039	1,635	1,412
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.250%	10/1/2049	4,940	3,840
					476,635
Guam (0.3%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.125%	10/1/2034	390	424
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/2035	265	292
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/2036	685	744
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/2040	525	560
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/2043	1,250	1,300
	Guam Department of Education COP	4.250%	2/1/2030	1,690	1,694
	Guam Department of Education COP	5.000%	2/1/2040	6,280	6,331
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2041	250	268
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2042	255	272
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	345	372
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2044	250	268
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2045	1,250	1,281
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2045	305	325
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2050	7,250	7,486
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2055	1,000	1,047
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2035	4,350	4,629
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2040	4,150	4,324
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2028	135	135
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	695	703
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/2039	2,205	2,132
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	2,260	2,156
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2035	500	547
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	195	212
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	220	238
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	2,485	2,588
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	1,350	1,419
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	1,125	1,159
	Port Authority of Guam Port, Airport & Marina Revenue	5.000%	7/1/2035	720	739
					43,645
Hawaii (0.2%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2037	6,700	7,267
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2042	1,755	1,867
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2043	1,500	1,579
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2044	1,065	1,113
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2045	1,600	1,665
	Hawaii Airports System Port, Airport & Marina Revenue	5.250%	7/1/2051	2,500	2,635
	Hawaii Airports System Port, Airport & Marina Revenue	5.500%	7/1/2054	5,000	5,399
	Hawaii County HI GO	5.250%	9/1/2047	1,000	1,094
	Hawaii County HI GO	5.000%	9/1/2048	3,800	4,065
	Hawaii County HI GO	5.250%	9/1/2049	1,000	1,090
	Hawaii Department of Budget & Finance Electric Power & Light Revenue	3.200%	7/1/2039	6,765	6,000
					33,774
Idaho (0.2%)
[1]	Avimor Community Infrastructure District No. 1 Special Assessment Revenue	5.875%	9/1/2053	1,247	1,283
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/2038	1,335	1,336
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/2040	1,445	1,412
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/2046	2,150	1,948
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/2051	3,100	2,759
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	4.375%	3/1/2053	1,400	1,340
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	4.000%	8/15/2049	1,000	959
[1]	Spring Valley Community Infrastructure District No. 1 Special Assessment Revenue	3.750%	9/1/2051	13,550	12,893
[4]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2051	1,435	1,558
15

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2057	2,555	2,756
					28,244
Illinois (6.1%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2033	250	257
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2038	1,000	1,056
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2041	1,500	1,543
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2042	1,230	1,301
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2043	1,265	1,329
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2045	1,925	1,926
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2048	25,275	26,504
[10]	Chicago Board of Education GO	0.000%	12/1/2030	1,585	1,304
[10]	Chicago Board of Education GO	0.000%	12/1/2030	5,100	4,197
	Chicago Board of Education GO	5.000%	12/1/2030	2,055	2,101
[10]	Chicago Board of Education GO	0.000%	12/1/2031	15,000	11,866
[10,11]	Chicago Board of Education GO	0.000%	12/1/2031	2,435	1,924
	Chicago Board of Education GO	5.000%	12/1/2031	1,100	1,123
	Chicago Board of Education GO	5.000%	12/1/2032	1,500	1,523
[4]	Chicago Board of Education GO	5.000%	12/1/2034	1,250	1,302
	Chicago Board of Education GO	5.000%	12/1/2035	1,000	1,003
	Chicago Board of Education GO	5.000%	12/1/2036	5,000	4,981
	Chicago Board of Education GO	5.000%	12/1/2036	3,395	3,382
	Chicago Board of Education GO	4.000%	12/1/2038	3,000	2,708
	Chicago Board of Education GO	5.000%	12/1/2038	4,970	4,893
	Chicago Board of Education GO	4.000%	12/1/2039	12,250	10,845
	Chicago Board of Education GO	4.000%	12/1/2040	1,250	1,086
	Chicago Board of Education GO	4.000%	12/1/2041	11,000	9,349
	Chicago Board of Education GO	5.000%	12/1/2041	3,790	3,646
	Chicago Board of Education GO	4.000%	12/1/2043	1,000	811
[6]	Chicago Board of Education GO	6.000%	12/1/2043	5,500	5,733
[6]	Chicago Board of Education GO	6.000%	12/1/2043	2,650	2,760
[6]	Chicago Board of Education GO	6.000%	12/1/2044	7,675	7,945
	Chicago Board of Education GO	7.000%	12/1/2044	36,450	36,543
	Chicago Board of Education GO	6.500%	12/1/2046	13,500	13,599
[1]	Chicago Board of Education GO	7.000%	12/1/2046	3,185	3,308
	Chicago Board of Education GO	4.000%	12/1/2047	13,750	10,541
	Chicago Board of Education GO	5.000%	12/1/2047	3,880	3,497
	Chicago Board of Education GO	5.875%	12/1/2047	10,000	10,048
	Chicago Board of Education GO	6.000%	12/1/2049	27,500	27,955
	Chicago Board of Education GO	5.750%	12/1/2050	20,000	19,860
	Chicago Board of Education GO	6.250%	12/1/2050	41,335	43,210
	Chicago IL (Housing & Economic Development Projects) GO	6.000%	1/1/2050	4,500	4,742
	Chicago IL (Housing & Economic Development Projects) GO	6.000%	1/1/2055	5,000	5,246
	Chicago IL GO	0.000%	1/1/2031	4,915	4,085
	Chicago IL GO	5.000%	1/1/2033	3,920	4,095
	Chicago IL GO	5.000%	1/1/2034	10,130	10,822
	Chicago IL GO	4.000%	1/1/2038	12,994	12,070
[10]	Chicago IL GO	0.000%	1/1/2039	5,250	2,967
	Chicago IL GO	5.500%	1/1/2039	2,580	2,679
	Chicago IL GO	4.000%	1/1/2040	4,041	3,635
	Chicago IL GO	5.500%	1/1/2040	1,000	1,033
	Chicago IL GO	5.500%	1/1/2041	1,000	1,020
	Chicago IL GO	5.500%	1/1/2043	5,880	5,939
	Chicago IL GO	4.000%	1/1/2044	5,644	4,679
	Chicago IL GO	5.000%	1/1/2044	19,550	18,948
	Chicago IL GO	6.000%	1/1/2044	1,010	1,082
	Chicago IL GO	5.000%	1/1/2045	20,330	19,686
	Chicago IL GO	6.000%	1/1/2045	505	539
	Chicago IL GO	4.000%	1/1/2049	8,252	6,468
	Chicago IL GO	6.000%	1/1/2050	20,255	21,247
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2040	1,715	1,871
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2058	1,000	1,044
[4]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2053	5,570	5,790
[4]	Chicago IL Waterworks Water Revenue	5.500%	11/1/2062	16,930	17,975
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	5,890	6,310
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/2038	1,000	1,120
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	4,000	4,269
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/2039	1,820	2,026
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2040	5,000	5,278
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/2040	1,535	1,689
16

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	4,000	4,187
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	6,365	6,453
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	10,930	11,081
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	3,365	3,394
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	7/1/2039	1,400	1,556
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	7/1/2040	1,000	1,099
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	7/1/2041	800	870
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2042	2,200	2,373
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2043	2,625	2,790
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2043	1,700	1,817
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2044	1,350	1,433
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2045	2,000	2,115
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.375%	1/1/2053	4,845	4,504
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/2055	10,000	10,427
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/2059	9,000	9,506
[2]	Chicago Park District GO	5.000%	1/1/2037	1,240	1,323
[2]	Chicago Park District GO	5.000%	1/1/2040	1,880	1,974
	Chicago Park District GO	5.000%	1/1/2042	1,210	1,268
	Chicago Park District GO	5.000%	1/1/2044	1,210	1,253
	Chicago Park District GO	5.000%	1/1/2045	2,360	2,438
	Chicago Park District GO	5.000%	1/1/2045	1,600	1,667
	Chicago Park District GO	5.000%	1/1/2046	1,100	1,142
	Chicago Park District GO	5.000%	1/1/2047	1,750	1,812
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2049	12,690	11,471
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2049	15,000	15,456
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2055	3,500	3,113
[2]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2055	6,120	5,657
	Cook County IL Local or Guaranteed Housing Revenue	6.500%	1/1/2045	1,000	1,007
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2036	1,000	936
[1]	Evergreen Park IL Sales Tax Revenue	4.375%	12/1/2036	5,850	5,474
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2044	1,000	916
	Illinois Finance Authority College & University Revenue	4.000%	9/1/2037	1,750	1,595
	Illinois Finance Authority College & University Revenue	5.000%	12/1/2037	12,325	11,754
	Illinois Finance Authority College & University Revenue	4.000%	9/1/2039	1,000	886
	Illinois Finance Authority College & University Revenue	5.000%	12/1/2039	1,695	1,585
	Illinois Finance Authority College & University Revenue	4.000%	9/1/2041	2,115	1,815
	Illinois Finance Authority College & University Revenue	5.000%	12/1/2044	2,180	1,898
	Illinois Finance Authority College & University Revenue	5.250%	10/1/2052	2,385	2,376
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2033	4,555	4,579
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	2,425	2,437
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	2,250	1,558
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	4,459	134
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2037	3,780	3,699
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2038	1,100	1,096
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	6,500	6,425
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	6,795	6,671
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	1,340	1,466
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2042	5,000	5,107
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2045	4,105	3,976
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/2047	10,000	9,397
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2047	1,055	1,012
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2048	4,000	3,330
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2048	9,540	8,633
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2049	9,910	6,863
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2050	3,500	3,047
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2051	3,810	3,875
[1]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/2049	1,100	1,068
[1]	Illinois Finance Authority Port, Airport & Marina Revenue PUT	4.800%	7/2/2035	12,000	12,400
[1]	Illinois Finance Authority Port, Airport & Marina Revenue PUT	4.800%	7/2/2035	3,000	3,100
[1]	Illinois Finance Authority Revenue PUT	4.125%	12/31/2034	5,000	4,993
[1]	Illinois Finance Authority Revenue PUT	4.125%	12/31/2034	5,000	4,993
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/2028	1,085	1,107
	Illinois GO	4.125%	10/1/2036	4,500	4,528
	Illinois GO	4.000%	7/1/2037	8,010	8,000
	Illinois GO	4.000%	10/1/2037	1,000	997
	Illinois GO	4.000%	10/1/2038	5,000	4,931
	Illinois GO	4.000%	3/1/2039	1,550	1,522
	Illinois GO	5.250%	5/1/2039	4,990	5,397
	Illinois GO	5.500%	5/1/2039	1,500	1,606
	Illinois GO	4.000%	10/1/2039	2,475	2,413
17

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.250%	5/1/2040	5,805	6,239
	Illinois GO	3.000%	12/1/2040	2,500	2,065
	Illinois GO	5.250%	5/1/2041	6,850	7,316
	Illinois GO	4.000%	10/1/2041	2,000	1,904
	Illinois GO	4.000%	10/1/2041	1,340	1,276
	Illinois GO	5.500%	3/1/2042	3,000	3,236
	Illinois GO	5.250%	5/1/2042	6,565	6,961
	Illinois GO	4.000%	10/1/2042	2,675	2,513
	Illinois GO	5.250%	5/1/2043	4,425	4,658
	Illinois GO	5.250%	5/1/2043	4,300	4,584
	Illinois GO	5.250%	5/1/2045	5,060	5,322
	Illinois GO	5.750%	5/1/2045	7,095	7,479
	Illinois GO	4.250%	10/1/2045	4,250	4,021
	Illinois GO	5.250%	5/1/2047	2,915	3,035
	Illinois GO	5.500%	5/1/2047	10,415	10,961
	Illinois GO	5.250%	5/1/2048	5,000	5,191
	Illinois GO	5.000%	12/1/2048	10,000	10,206
	Illinois GO	5.250%	5/1/2049	3,500	3,633
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2044	4,000	3,810
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	10,555	11,249
[4]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2039	1,175	1,267
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2032	10,000	7,975
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2032	3,700	2,895
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	6,000	4,508
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2038	10,000	6,027
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	10,000	5,260
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2041	475	241
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2056	34,500	7,669
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2036	625	418
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2037	675	429
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2038	2,000	1,205
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2038	3,025	1,774
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2039	1,850	1,055
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2039	3,760	2,084
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2040	1,750	940
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2040	3,100	1,630
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2041	2,900	1,471
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2041	2,050	1,018
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2042	5,000	5,110
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2044	12,000	5,143
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2047	16,275	14,365
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2052	31,725	27,134
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2040	3,935	3,907
[2]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2051	11,800	3,383
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/2051	4,940	4,501
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2041	12,925	13,027
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	12,990	13,430
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/2042	5,000	4,910
[4]	Sangamon County School District No. 186 Springfield GO	5.500%	6/1/2058	5,350	5,704
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/2040	2,600	2,829
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2031	13,330	11,186
					1,006,248
Indiana (0.5%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	1/15/2043	1,625	1,776
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/15/2044	2,500	2,600
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2054	11,870	12,071
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Greenwod Village South Project)	5.750%	5/15/2060	5,000	5,058
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.750%	3/1/2054	5,000	5,262
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2035	6,065	6,879
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2037	5,195	5,797
[1,3]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/2039	8,500	425
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	1,200	1,199
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2060	900	873
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.125%	6/1/2058	1,060	1,061
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/2064	3,940	3,991
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2042	500	539
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2044	600	637
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2045	625	661
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.500%	1/1/2053	5,000	5,292
18

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	6.000%	3/1/2053	3,500	3,658
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.250%	1/1/2055	6,850	7,223
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/2035	1,100	1,205
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/2036	1,450	1,598
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/2037	1,380	1,512
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2054	4,750	4,965
[1]	Valparaiso IN Industrial Revenue (Pratt Paper(IN) LLC Project)	4.500%	1/1/2034	3,050	3,156
[1]	Valparaiso IN Industrial Revenue (Pratt Paper(IN) LLC Project)	4.875%	1/1/2044	4,750	4,789
	Whiting IN Industrial Revenue (BP Products North America Inc. Project) PUT	4.200%	6/21/2035	6,045	6,329
					88,556
Iowa (0.3%)
	Crawford County Memorial Hospital Inc. Health, Hospital, Nursing Home Revenue (Crawford County Memorial Hospital Project) BAN	5.000%	6/15/2027	1,000	1,005
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2038	500	543
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2039	1,000	1,078
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2045	1,685	1,758
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2046	500	419
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2048	3,620	3,441
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2050	2,265	2,287
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	12/1/2055	1,480	1,551
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/2059	3,675	3,442
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Presbyterian Homes Mill Pond Project)	5.750%	10/1/2055	1,500	1,524
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Presbyterian Homes Mill Pond Project)	5.875%	10/1/2065	3,150	3,194
[1]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Tamid Waterloo Project)	8.250%	1/1/2052	5,000	4,197
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2040	2,500	2,578
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2045	3,380	2,975
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2050	5,700	4,837
	Iowa Higher Education Loan Authority College & University Revenue (University of Dubuque Project)	6.000%	10/1/2055	2,500	2,638
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2049	6,200	5,261
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.000%	6/1/2065	9,640	1,425
					44,153
Kansas (0.0%)
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	1,500	1,451
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	2,000	1,810
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/2046	1,205	999
[1]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/2034	895	943
[4]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/2041	1,135	1,202
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.250%	9/1/2055	1,595	1,697
	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/2040	1,355	1,356
					9,458
Kentucky (1.8%)
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/2026	12,250	11,987
[2]	Fayette County KY School District GO	4.125%	6/1/2050	31,290	29,783
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	3.700%	1/1/2032	9,900	9,953
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/2042	7,475	7,380
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/2042	8,500	8,392
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/2052	12,000	11,346
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/2052	12,000	11,346
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	5,000	5,053
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2033	30,000	31,293
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	42,280	45,192
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	33,115	35,189
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	9,390	9,650
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	5,805	6,401
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	18,955	20,590
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.400%	7/1/2033	3,065	3,595
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/2039	3,000	3,453
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/2041	1,150	1,294
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2040	1,290	1,427
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2041	1,775	1,756
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2043	1,345	1,292
	Louisville Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2030	3,935	3,950
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	1,475	1,594
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	1,715	1,837
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	1,000	1,061
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue (UOFL Health Project)	5.000%	5/15/2052	11,265	11,168
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/2028	1,000	1,020
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/2049	1,000	1,049
19

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/2054	15,605	16,306
					294,357
Louisiana (1.0%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	2,800	2,794
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.500%	7/15/2050	3,145	3,350
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.500%	7/15/2054	3,325	3,534
[7]	Freddie Mac Pool	3.650%	12/1/2037	3,482	3,350
[1]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue (Kenner Discovery Health Sciences Academy Project)	5.500%	6/15/2038	1,000	1,004
[1]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue (Kenner Discovery Health Sciences Academy Project)	5.625%	6/15/2048	4,490	4,349
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.750%	4/1/2050	1,340	1,487
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.750%	4/1/2055	1,930	2,134
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	4,525	4,463
[1]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.375%	6/15/2053	5,250	5,320
[1]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.150%	6/15/2055	4,045	4,114
[1]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.000%	6/15/2059	2,165	2,174
[1]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.500%	6/15/2059	4,915	5,000
[4]	Louisiana Public Facilities Authority College & University Revenue	5.250%	7/1/2055	5,250	5,516
[4]	Louisiana Public Facilities Authority College & University Revenue	5.250%	7/1/2065	8,200	8,531
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2037	385	422
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2038	250	272
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2039	275	297
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,815	1,921
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,265	2,387
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2055	17,545	18,398
	Louisiana Public Facilities Authority Highway Revenue	5.500%	9/1/2059	22,695	23,135
	Louisiana Public Facilities Authority Highway Revenue	5.750%	9/1/2064	39,805	41,273
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.250%	1/1/2040	6,000	6,553
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.250%	1/1/2041	8,500	9,206
[4]	Shreveport LA GO	5.000%	3/1/2049	1,000	1,028
[4]	Shreveport LA GO	5.000%	3/1/2054	1,495	1,534
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2035	500	508
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2036	1,045	1,056
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2038	775	776
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2041	630	608
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2042	1,065	1,019
					167,513
Maine (0.3%)
	Finance Authority of Maine College & University Revenue	5.250%	7/1/2043	1,345	1,457
	Finance Authority of Maine College & University Revenue	5.250%	7/1/2045	1,495	1,600
	Finance Authority of Maine College & University Revenue	5.500%	7/1/2050	1,375	1,477
	Finance Authority of Maine College & University Revenue	5.500%	7/1/2055	5,500	5,862
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2034	750	755
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2046	2,000	1,804
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2051	4,820	4,202
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	4,500	4,194
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2050	10,725	9,777
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	2,280	2,531
	University of Maine System College & University Revenue	5.500%	3/1/2052	4,475	4,732
	University of Maine System College & University Revenue	5.500%	3/1/2057	5,850	6,190
	University of Maine System College & University Revenue	5.500%	3/1/2062	7,635	8,079
					52,660
Maryland (1.2%)
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/2039	650	589
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/2039	200	185
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/2046	750	656
[1]	Frederick County MD College & University Revenue	5.000%	9/1/2045	2,100	1,839
[1]	Frederick County MD Tax Increment/Allocation Revenue	4.625%	7/1/2043	4,800	4,667
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	455	455
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	1,730	1,717
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	1,715	1,702
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2044	1,250	1,126
20

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2046	7,205	6,375
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/2028	400	400
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/2034	1,000	993
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/2039	1,000	986
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/2034	5,000	4,783
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2052	2,125	2,195
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/2054	2,150	2,285
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/2034	1,000	1,084
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/2035	1,000	1,078
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/2036	1,000	1,072
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2037	1,350	1,357
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2038	1,300	1,301
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2039	1,800	1,784
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2040	1,500	1,466
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2041	1,600	1,532
[4]	Maryland Department of Transportation Port, Airport & Marina Revenue	5.250%	8/1/2041	1,775	1,948
[4]	Maryland Department of Transportation Port, Airport & Marina Revenue	5.250%	8/1/2042	1,850	2,011
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2051	8,000	7,121
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.000%	6/1/2052	15,000	15,698
	Maryland Economic Development Corp. Lease (Appropriation) Revenue (Port Convington Project)	4.000%	9/1/2040	6,005	5,656
	Maryland Economic Development Corp. Lease (Appropriation) Revenue (Port Convington Project)	4.000%	9/1/2050	7,620	6,483
[4]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.750%	7/1/2064	2,500	2,760
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2027	145	148
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2028	175	179
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2029	190	194
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2030	325	332
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2031	375	383
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2032	325	331
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/2039	1,100	1,065
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/2044	2,695	2,401
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/2037	2,600	2,725
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/2037	2,700	2,821
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/2038	3,000	3,125
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/2038	2,350	2,440
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/2039	4,125	4,256
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/2042	3,120	3,154
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/2042	7,415	7,495
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/2042	2,500	2,194
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.500%	6/1/2047	2,250	2,280
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2051	1,000	857
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2055	1,250	1,052
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,100	1,108
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	545	574
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2036	5,030	5,127
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,250	1,251
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	250	246
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	8,585	7,820
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2048	2,485	2,519
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2050	1,500	1,313
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	10,000	10,420
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2052	3,500	3,687
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2053	3,360	3,440
[4,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	3,695	3,960
[1,12]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	3.760%	7/1/2041	14,890	14,890
	Maryland State Transportation Authority Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	6/1/2034	6,760	6,832
[13]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	2.950%	7/1/2055	2,000	1,428
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/2047	6,030	5,391
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2042	1,500	1,447
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2047	5,120	4,693
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2048	5,330	5,153
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2050	2,455	2,366
					204,401
Massachusetts (1.6%)
	Ashland MA GO	3.000%	8/1/2047	4,000	3,182
	Ashland MA GO	3.000%	8/1/2052	3,500	2,657
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2054	1,620	1,514
	Commonwealth of Massachusetts GO	3.000%	2/1/2038	10,000	9,318
21

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	2.000%	4/1/2050	3,000	1,832
	Commonwealth of Massachusetts GO	5.000%	1/1/2054	20,000	20,909
	Commonwealth of Massachusetts GO	5.000%	8/1/2054	7,830	8,207
	Commonwealth of Massachusetts GO	5.000%	4/1/2055	14,670	15,432
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2054	19,390	20,332
	Lowell MA GO	2.000%	9/1/2040	1,460	1,099
	Lowell MA GO	2.000%	9/1/2041	1,440	1,048
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2052	8,805	9,426
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	2,250	2,117
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2039	580	554
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2041	4,500	3,928
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2043	2,500	2,439
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2043	2,450	2,174
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2048	2,000	1,884
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2050	6,115	4,818
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2050	4,500	3,568
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2050	1,500	1,047
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2052	2,500	2,433
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2053	4,225	4,465
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2056	5,575	4,227
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	950	947
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,000	992
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,050	1,034
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,100	1,076
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,150	1,116
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,200	1,154
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,175	1,087
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,100	1,065
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,340	2,648
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,825	1,636
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	500	505
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	4,000	3,937
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/2041	9,750	9,514
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,295	1,993
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	1,085	975
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	8,635	7,477
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	9/1/2045	1,405	1,523
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2045	3,000	2,373
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	520	461
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	4,000	3,329
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/2052	6,695	6,098
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	7/1/2054	4,305	4,071
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	10,260	10,912
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/15/2060	10,000	9,996
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2054	920	878
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2060	785	739
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.500%	6/1/2050	535	577
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2031	1,070	1,075
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2043	8,170	7,690
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2048	7,185	6,543
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2054	3,000	2,648
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Program)	5.000%	10/1/2028	1,000	1,008
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2034	565	572
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2039	1,255	1,212
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2048	1,020	870
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/2028	2,500	2,596
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/2028	1,250	1,298
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/2028	3,675	3,816
	Massachusetts Educational Financing Authority Student Loan Revenue	2.625%	7/1/2036	80	78
	Massachusetts Educational Financing Authority Student Loan Revenue	2.000%	7/1/2037	2,800	2,322
	Massachusetts Educational Financing Authority Student Loan Revenue	3.625%	7/1/2038	7,590	7,455
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2036	965	851
	Massachusetts Port Authority Industrial Revenue (Bosfuel Project)	5.000%	7/1/2037	1,215	1,274
22

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Port Authority Industrial Revenue (Bosfuel Project)	5.000%	7/1/2039	1,340	1,395
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	1,470	1,582
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2054	5,000	4,608
	Waltham MA GO	3.000%	8/15/2042	1,165	988
	Waltham MA GO	3.000%	8/15/2043	1,195	994
	Waltham MA GO	3.000%	8/15/2044	1,235	1,007
	Waltham MA GO	3.000%	8/15/2045	1,260	1,020
					259,625
Michigan (1.8%)
	Ann Arbor School District GO	5.000%	5/1/2045	10,000	10,553
	Bloomfield Hills School District GO	5.000%	5/1/2048	1,250	1,310
	Detroit MI GO	6.000%	5/1/2043	1,000	1,103
	Detroit MI GO	5.500%	4/1/2045	250	259
[4,14]	Fenton Area Public Schools GO	4.000%	5/1/2044	1,395	1,353
[7]	Freddie Mac Pool	3.350%	10/1/2038	4,929	4,736
[7]	Freddie Mac Pool	4.400%	10/1/2040	5,919	6,081
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2040	1,125	1,193
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2041	1,150	1,211
	Grand Rapids MI GO	5.000%	4/1/2055	8,115	8,519
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2048	1,500	1,612
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2053	1,050	1,122
[14]	Howell Public Schools GO	5.000%	5/1/2044	560	599
[14]	Howell Public Schools GO	5.000%	5/1/2045	2,975	3,163
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2036	4,830	4,833
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2026	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2026	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2026	30	30
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2026	30	30
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	860	860
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2044	2,130	2,197
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2054	10,000	10,504
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/2027	875	886
	Michigan Finance Authority College & University Revenue	4.000%	2/1/2042	745	648
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2043	6,390	6,519
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	2,340	2,343
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	2,200	2,202
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2035	2,515	2,518
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2044	10,755	10,048
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2050	13,915	12,327
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2050	3,000	2,687
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2051	3,000	2,639
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2043	11,005	11,248
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2036	2,000	2,010
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2040	20,345	20,744
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2049	5,500	4,755
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	4.000%	4/15/2054	1,415	1,296
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/2057	10,445	11,016
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2044	1,495	1,589
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2045	1,320	1,397
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2048	395	396
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2054	7,345	7,841
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2054	10,470	11,317
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	5,990	6,575
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	12,635	14,025
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2056	15,000	16,654
	Michigan State University College & University Revenue	5.000%	2/15/2055	2,500	2,625
[4]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/2038	10,000	10,006
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	12/31/2043	13,565	13,580
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	6/30/2048	4,750	4,670
	Michigan Strategic Fund Electric Power & Light Revenue (DTE Electric Co. Exempt Facilities Project) PUT	3.875%	6/3/2030	15,115	14,865
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.250%	11/15/2049	1,600	1,714
	Northern Michigan University College & University Revenue	5.500%	6/1/2055	3,800	4,101
	Novi Community School District GO	5.000%	5/1/2038	1,000	1,073
[14]	Southfield Public Schools GO	5.250%	5/1/2050	750	798
[14]	Southfield Public Schools GO	5.250%	5/1/2055	1,880	1,991
	Summit Academy North Charter School Aid Revenue	2.250%	11/1/2026	280	273
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/2031	1,565	1,511
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/2041	3,000	2,541
23

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Trenton MI GO	5.000%	4/1/2050	3,260	3,374
[2]	Trenton MI GO	5.000%	4/1/2055	5,000	5,159
[6]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2041	580	619
[6]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2042	625	661
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2042	1,000	1,117
[6]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2043	450	471
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2043	1,000	1,106
[6]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2044	600	621
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2044	1,000	1,098
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2045	1,250	1,366
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.750%	12/1/2050	3,000	3,295
					293,623
Minnesota (0.7%)
	Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/2034	1,045	1,045
	Anoka MN Health, Hospital, Nursing Home Revenue (The Homestead at Anoka Inc. Project)	5.500%	11/1/2046	2,980	2,826
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/2039	300	305
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,305	1,094
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/2051	1,400	1,092
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/2056	1,080	820
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2040	13,050	13,915
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2041	9,250	9,774
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.250%	1/1/2047	4,150	4,289
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	3,500	3,712
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	2,080	2,182
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2044	1,670	1,738
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.250%	1/1/2047	14,045	14,793
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.250%	1/1/2054	9,080	9,450
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2036	1,175	1,182
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2038	850	854
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2040	625	626
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2048	770	772
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	606	604
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/2052	1,205	822
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2052	815	811
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2053	1,940	2,054
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	900	964
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2054	1,575	1,706
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2055	3,650	4,082
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	5,895	6,624
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,910	3,284
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	14,155	14,383
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2054	5,000	5,138
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/2038	700	674
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/2048	2,285	2,033
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/2053	1,615	1,404
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	2,010	1,795
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/2026	250	248
					117,095
Mississippi (0.1%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2040	1,000	1,091
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2041	900	970
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2042	1,000	1,069
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	1,075	1,139
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2044	1,345	1,417
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2045	1,250	1,312
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.500%	7/1/2050	2,750	2,886
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	7,525	7,861
[1]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/2041	4,500	3,751
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	1,000	1,044
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2035	2,000	2,120
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2049	1,245	1,299
					25,959
Missouri (0.8%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	2,290	2,257
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	1,820	1,845
24

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	3,160	3,168
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/2046	1,500	1,167
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/2035	1,485	1,496
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/2037	4,155	4,164
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/2050	1,935	1,701
[4]	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/2057	6,900	6,047
	Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/2042	2,481	2,520
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2044	4,660	4,900
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	100	100
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	4.325%	8/15/2047	1,390	1,391
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	4.825%	8/15/2047	1,345	1,345
[1]	Lees Summit MOTax Increment/Allocation Revenue (Summit Fair Project)	4.000%	11/1/2027	80	79
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2034	2,290	2,310
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,630	1,725
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/2046	2,250	1,581
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2048	6,035	6,471
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2051	1,065	907
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2052	12,500	11,284
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2053	35,000	30,840
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2054	12,560	10,913
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2035	1,065	1,067
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/2050	1,445	1,439
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2043	1,030	1,116
[6]	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2042	1,250	1,358
[6]	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2044	1,700	1,805
[6]	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2046	1,850	1,937
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	3.375%	12/1/2031	1,000	993
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	4.000%	12/1/2037	2,700	2,673
[1]	Shrewsbury MO Tax Increment/Allocation Revenue (Kenrick Plaza Redevelopment Project)	4.000%	5/1/2036	3,105	3,054
	Springfield MO Public Utility Revenue COP	4.000%	11/1/2047	4,310	4,095
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	2,000	1,994
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/2045	4,250	3,864
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/2036	1,400	1,288
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/2041	1,000	982
[1,3]	St. Louis County IDA Health, Hospital, Nursing Home Revenue (St. Andrews at Francis Place Project)	5.250%	5/15/2039	5,100	2,040
[1,3]	St. Louis County IDA Health, Hospital, Nursing Home Revenue (St. Andrews at Francis Place Project)	5.250%	5/15/2053	3,400	1,360
	St. Louis County IDA Local or Guaranteed Housing Revenue	4.910%	1/1/2042	1,250	1,329
	St. Louis Missouri IDA Lease (Appropriation) Revenue (Ballpark Village Development Project)	3.875%	11/15/2029	860	830
	St. Louis Missouri IDA Tax Increment/Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/2036	1,785	1,756
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2054	2,390	2,482
					135,673
Montana (0.1%)
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/2032	4,200	4,327
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,450	1,462
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2055	7,440	7,887
	Montana State Board of Regents College & University Revenue	3.000%	11/15/2034	1,000	978
					14,654
Multiple States (0.2%)
[1,7]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/2036	4,590	4,171
[7]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/2036	7,165	6,826
[7,12]	Freddie Mac Multifamily ML Certificates	4.497%	6/25/2042	1,406	1,421
[7,12]	Freddie Mac Multifamily ML Certificates	4.669%	7/25/2042	4,271	4,423
[7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.033%	12/25/2036	9,716	9,773
					26,614
Nebraska (0.7%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2032	5,000	5,426
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2037	475	520
[15]	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	38,210	40,964
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	7,685	8,105
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	9,900	10,693
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.500%	11/1/2049	2,540	2,744
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2049	9,700	9,132
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2052	5,000	5,271
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2055	14,490	15,565
25

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2037	10,500	10,141
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/2059	9,960	9,126
					117,687
Nevada (0.2%)
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	885	886
[2]	Clark County School District GO	3.000%	6/15/2041	3,470	2,958
	Henderson Local Improvement Districts Special Assessment Revenue	4.000%	9/1/2051	485	408
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.000%	6/1/2040	670	608
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.125%	6/1/2050	2,185	1,857
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.250%	12/1/2047	550	551
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.500%	12/1/2053	600	609
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	5.000%	12/1/2049	950	956
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.000%	6/1/2041	640	495
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.125%	6/1/2051	1,405	989
	Las Vegas NV Special Improvement District No. 817 Special Assessment Revenue	6.000%	6/1/2048	315	333
	Las Vegas NV Special Improvement District No. 817 Special Assessment Revenue	6.000%	6/1/2053	1,000	1,052
	Las Vegas Valley Water District GO	4.000%	6/1/2051	6,525	6,153
	North Las Vegas NV Special Assessment Revenue	4.250%	6/1/2034	515	513
	North Las Vegas NV Special Assessment Revenue	4.500%	6/1/2039	685	678
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/2043	700	671
[1]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/2047	1,560	1,588
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/2049	1,105	1,027
[1]	North Las Vegas NV Special Assessment Revenue	6.000%	6/1/2052	1,750	1,797
[1]	Reno NV Sales Tax Revenue TRAN	0.000%	7/1/2058	15,000	2,429
	Tahoe-Douglas Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2051	3,250	3,237
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	4.125%	10/1/2029	3,000	3,060
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	4.125%	10/1/2029	5,000	5,099
					37,954
New Hampshire (1.2%)
	New Hampshire Business Finance Authority Affordable Housing Certificates Local or Guaranteed Housing Revenue	4.150%	10/20/2040	7,370	7,353
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2037	1,700	1,866
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2042	2,500	2,670
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2042	2,250	2,403
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	4,655	4,793
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,300	1,315
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/2038	3,155	3,304
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2051	670	547
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2051	7,000	6,438
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	19,225	20,224
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/2049	665	681
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/2054	6,500	6,516
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (The Vista Project)	5.625%	7/1/2046	1,000	1,002
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (The Vista Project)	5.750%	7/1/2054	2,000	2,001
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/2035	8,117	8,122
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Megatel Projects)	0.000%	12/15/2033	3,000	1,842
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/2030	16,430	16,452
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/2035	6,524	6,525
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/2030	2,021	2,026
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Wild Flower Project)	0.000%	12/15/2033	2,525	1,568
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/2032	3,395	3,406
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/2034	13,818	14,096
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	5.150%	9/28/2037	3,000	3,035
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/2038	8,758	8,447
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/2039	11,883	11,367
[12]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.086%	1/20/2041	7,669	7,641
[12]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.086%	1/20/2041	1,293	1,209
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/2041	5,301	5,284
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.034%	10/1/2051	7,344	7,229
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.150%	6/1/2035	2,512	2,621
[1]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/2028	3,091	3,093
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/2033	4,470	4,713
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2038	500	502
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2039	1,415	1,217
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2040	1,460	1,230
26

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2041	1,125	915
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2042	1,050	829
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/2043	12,000	11,307
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.250%	8/1/2055	20,000	20,924
					206,713
New Jersey (2.1%)
	Atlantic City NJ GO	5.000%	12/1/2025	1,135	1,134
	Atlantic City NJ GO	5.000%	12/1/2026	365	363
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2038	5,185	5,516
[1]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/2039	2,120	2,122
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/2039	2,000	1,969
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/2044	2,000	1,887
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/2043	4,925	4,929
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2032	500	504
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2035	1,000	1,000
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	1,150	1,127
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2037	500	500
[1]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2040	2,949	2,085
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2041	2,870	2,507
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2047	3,500	3,293
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2048	7,000	6,715
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2050	1,175	1,089
	New Jersey Economic Development Authority Water Revenue (Middlesex Water Co. Project)	4.000%	8/1/2059	4,200	3,675
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2039	2,080	2,175
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2046	4,100	3,487
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2047	1,000	774
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,091
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	3,000	3,245
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	3,000	3,223
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	3,000	3,202
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	16,240	14,124
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/2028	880	880
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/2030	6,060	5,874
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/2031	6,685	6,492
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/2033	7,580	7,361
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.500%	12/1/2040	3,455	3,250
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2051	3,235	3,219
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	3,025	3,128
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	5,700	3,638
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2038	6,165	6,292
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	1,250	765
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2039	8,285	8,394
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2039	950	1,003
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2040	5,285	5,315
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	2,095	1,132
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2041	4,000	3,986
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/2044	4,000	3,982
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	2,660	2,869
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	2,090	2,235
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2046	16,125	15,163
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	8,210	8,620
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	21,120	19,269
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2050	6,685	7,070
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2040	2,000	2,009
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	6,000	5,710
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2040	21,000	21,160
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	7,250	7,416
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	4,000	4,432
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	20,465	22,235
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2050	4,035	3,755
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	3,880	4,126
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2055	1,780	1,646
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	9,150	9,665
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2034	1,250	924
27

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	5,000	3,025
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	14,875	8,535
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2037	1,590	1,027
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	2,300	1,408
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	1,015	1,088
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2052	17,485	18,520
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2055	8,525	9,167
[4]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/2062	3,190	3,559
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	11,550	11,938
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	8,485	7,719
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/2052	1,300	1,358
					342,095
New Mexico (0.1%)
	New Mexico Educational Assistance Foundation Student Loan Revenue	5.000%	9/1/2028	1,525	1,581
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	18,530	19,889
					21,470
New York (11.6%)
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2050	3,585	3,775
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.500%	5/1/2055	4,745	5,084
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2027	4,000	4,063
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2028	3,810	3,872
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2033	1,000	744
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2037	1,000	917
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	6.000%	7/1/2060	2,500	2,515
[1]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/2062	2,250	2,194
[1]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2041	2,485	2,160
[1]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2056	2,840	2,146
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.250%	6/15/2043	525	524
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.500%	6/15/2063	3,250	3,171
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2028	4,035	4,039
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2031	4,425	4,429
	Build NYC Resource Corp. Port, Airport & Marina Revenue	5.500%	7/1/2050	4,000	4,179
	Build NYC Resource Corp. Port, Airport & Marina Revenue	5.500%	7/1/2055	3,000	3,117
[1]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/2051	7,000	6,571
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2040	1,380	1,410
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2045	7,070	7,049
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2051	15,600	15,340
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	4,875	4,284
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	3,035	2,664
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	11,965	10,501
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	2,640	2,725
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	3,000	3,144
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	4,100	3,791
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2050	6,385	5,870
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2040	6,000	5,326
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2049	4,000	3,010
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2033	955	978
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2035	850	867
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2036	670	682
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	3,000	3,047
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2050	7,500	7,836
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	2,735	2,553
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	2,000	2,088
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2052	7,740	8,075
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	5,530	5,115
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	11,185	10,907
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	13,915	13,569
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	6,000	5,744
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	16,230	15,575
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	6,030	6,466
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	7,365	6,893
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	5,495	5,197
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	8,500	8,767
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2043	6,170	6,700
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	4,000	3,699
28

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	2,230	2,352
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	16,800	15,477
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	8,760	8,066
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	2,000	1,844
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2045	4,345	4,658
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	4,820	5,034
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	10,000	10,380
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	2,205	2,297
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	3,500	3,201
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	10,500	9,481
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	10,965	10,029
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	6,095	5,479
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2049	16,620	17,628
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	9,000	8,061
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	5,000	4,506
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2052	6,640	5,923
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	2,710	2,874
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Highland Hospital of Rochester Project)	3.000%	7/1/2050	5,000	3,666
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2038	1,740	1,711
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2039	3,010	2,921
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2046	11,165	9,769
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,500	1,505
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2048	6,500	5,992
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.000%	12/15/2031	210	215
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	5,000	5,002
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	1,000	1,012
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2037	625	584
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2046	5,000	3,882
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	3,000	2,440
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	2,500	2,262
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	8,250	6,285
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	9,020	6,622
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2042	10,000	8,752
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2046	5,000	4,870
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	5,130	5,200
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	3,500	3,017
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	3,075	2,332
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	3,450	2,601
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	3,840	3,605
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	5,000	4,677
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	6,090	6,430
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2037	5,000	4,650
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	10,000	10,448
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	3,295	3,663
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,115	2,202
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	4,935	5,125
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	7,740	7,986
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	9,525	8,214
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	18,435	18,857
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	3,545	3,668
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	2,850	2,989
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2047	5,000	5,420
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	1,055	1,108
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2048	1,685	1,282
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	1,805	1,927
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2048	1,250	950
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	7,150	6,641
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	4,460	4,183
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	2,500	2,685
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2049	1,685	1,561
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	5,985	6,244
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	9,180	9,595
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	5,625	5,942
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2050	1,850	2,022
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2050	5,000	5,226
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	7,750	5,777
29

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	4,000	3,675
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	1,925	1,785
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2051	6,000	5,559
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2052	5,655	5,878
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2052	5,755	6,156
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2053	15,275	16,169
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	4,175	4,480
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	3,000	3,261
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	3,395	3,614
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2040	3,500	1,842
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2041	5,000	2,480
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2045	5,000	1,897
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	21,175	22,763
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/2043	4,265	3,508
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/2050	3,925	2,976
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/2052	5,730	4,260
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/2052	1,665	1,337
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	6,855	6,487
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	10,880	10,235
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	27,520	25,704
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,480	1,265
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	8,970	6,751
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/2041	7,500	5,953
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	20,820	15,358
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	9,855	7,121
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	9,500	6,978
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.350%	4/1/2033	710	733
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.350%	10/1/2033	1,460	1,505
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	4/1/2034	755	781
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	10/1/2034	1,555	1,604
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	4/1/2035	810	840
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/2035	830	858
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	4/1/2036	475	481
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/2036	585	591
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2048	3,770	3,894
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/2052	850	846
	New York NY GO	4.000%	3/1/2040	7,000	7,020
	New York NY GO	5.000%	4/1/2043	6,720	6,881
	New York NY GO	5.000%	3/1/2044	5,500	5,614
	New York NY GO	4.000%	9/1/2046	2,400	2,253
	New York NY GO	4.000%	3/1/2047	5,000	4,631
	New York NY GO	5.000%	9/1/2047	6,465	6,785
	New York NY GO	5.000%	9/1/2048	5,530	5,789
	New York NY GO	5.250%	2/1/2050	2,140	2,286
	New York NY GO	4.000%	3/1/2050	9,315	8,507
	New York NY GO	5.500%	8/1/2050	4,295	4,698
	New York NY GO	4.000%	9/1/2052	5,000	4,567
	New York NY GO	5.250%	2/1/2053	10,670	11,370
	New York NY GO	5.250%	8/1/2053	3,240	3,461
	New York NY GO	5.250%	4/1/2054	7,560	7,995
	New York NY GO	5.000%	8/1/2054	5,735	5,970
	New York NY GO	5.250%	10/1/2055	11,670	12,428
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2055	5,000	4,620
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2033	1,465	1,615
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2034	1,000	1,107
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2035	1,000	1,098
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	200	186
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	6,700	7,862
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	200	172
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2045	3,500	3,968
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	3,000	3,380
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	1,000	1,121
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2049	4,910	5,115
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	3,500	3,593
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	2,365	2,643
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	6,725	5,693
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2054	3,915	4,037
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2055	1,235	1,261
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	19,590	20,821
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2056	5,750	5,944
30

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,895	1,944
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,900	1,944
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	3,250	3,184
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2042	1,135	1,203
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	1,100	1,167
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2043	1,260	1,324
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2045	2,000	1,864
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2047	1,000	1,049
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2049	5,735	5,841
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	16,040	16,144
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	3,990	3,389
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2052	9,000	9,100
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2054	7,340	6,560
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2054	1,385	1,491
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/2054	18,570	19,915
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2040	5,000	4,394
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	12,470	10,468
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	1,150	1,246
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	1,265	1,358
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	1,230	1,309
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	8,930	8,451
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	1,000	939
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2049	9,990	7,531
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	10,000	7,436
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2050	1,415	1,517
	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	2,450	2,673
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/2030	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/2030	5	5
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2042	7,145	7,527
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/2042	2,890	2,426
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	10,250	9,653
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2040	2,039	1,776
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2041	1,602	1,366
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	12,150	12,364
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	10,000	10,301
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	13,575	14,234
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2054	2,580	2,368
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	12,175	12,738
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/2056	3,125	2,129
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	7,500	7,502
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	6,000	6,011
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2048	4,125	3,089
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	14,725	13,626
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	5,275	4,828
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	5,000	5,237
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2056	1,195	1,121
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2056	2,500	2,616
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2049	2,875	2,190
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2051	5,095	3,800
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2052	2,000	1,874
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2059	5,000	4,593
	New York Transportation Development Corp. Industrial Revenue	2.250%	8/1/2026	980	973
	New York Transportation Development Corp. Industrial Revenue	5.250%	8/1/2031	2,150	2,249
	New York Transportation Development Corp. Industrial Revenue	2.500%	10/31/2031	1,250	1,112
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/2033	8,610	8,836
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/2034	5,000	5,110
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/2034	1,265	1,275
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/2035	10,100	10,565
	New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/2036	2,000	1,944
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/2040	10,000	10,154
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/2041	5,005	4,736
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/2045	12,700	11,872
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/2046	775	692
	New York Transportation Development Corp. Industrial Revenue	4.000%	4/30/2053	19,300	16,497
[4]	New York Transportation Development Corp. Industrial Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	1,025	982
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	4/1/2035	7,490	8,268
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2038	2,000	2,143
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2039	1,000	1,066
31

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.625%	4/1/2040	21,000	22,051
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2040	1,850	1,959
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2040	875	925
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2041	2,500	2,624
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2041	850	893
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2041	1,400	1,569
[4]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/2041	2,060	1,964
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2042	2,400	2,662
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2043	2,000	2,066
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2044	5,000	5,134
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2044	2,875	3,139
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2049	8,000	8,085
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2054	23,500	24,522
[4]	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	12/31/2054	10,000	10,297
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2055	5,000	5,339
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2059	24,495	26,049
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.375%	6/30/2060	16,220	16,298
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2060	55,000	56,153
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	12/31/2060	35,000	35,745
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2034	800	849
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2034	6,000	6,478
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2035	4,945	5,313
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	635	667
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	5,500	5,869
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2037	7,500	7,953
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2038	1,560	1,519
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2038	4,440	4,722
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2038	3,945	4,157
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2039	680	654
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2039	3,000	3,139
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2040	480	455
[4]	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2040	1,720	1,690
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2040	2,500	2,597
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2041	500	466
[4]	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2041	1,955	1,902
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2041	2,000	2,058
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	500	457
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	3,280	3,125
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	5,665	5,180
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2042	2,500	2,553
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Program)	4.500%	7/1/2052	4,455	3,638
[4]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/2051	5,435	3,713
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/2056	705	771
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2036	1,000	1,097
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2036	1,625	1,643
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2036	2,000	2,198
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2037	1,130	1,231
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	3,250	3,271
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	2,000	2,011
32

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2037	2,650	2,891
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2038	1,750	1,894
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2038	4,000	4,333
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2038	2,510	2,719
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2039	3,000	3,224
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2039	2,400	2,578
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	3,620	3,574
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2041	1,000	978
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2050	4,500	4,750
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.500%	8/1/2052	13,750	14,558
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2055	3,900	4,090
	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	1,000	1,081
[4]	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2055	2,300	2,611
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (WSWHE Boces Project)	5.000%	7/1/2047	1,240	1,314
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.500%	1/1/2057	640	683
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,000	2,003
	Suffolk Regional Off-Track Betting Corp. Casinos Revenue	5.000%	12/1/2034	4,000	4,122
	Suffolk Regional Off-Track Betting Corp. Casinos Revenue	6.000%	12/1/2053	8,500	8,623
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	2,000	1,682
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	3,750	3,411
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/2030	2,750	2,197
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/2031	1,000	787
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/2032	2,370	1,842
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2035	550	555
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2036	500	498
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/2052	2,000	2,142
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2053	15,470	16,392
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2053	2,495	2,732
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2055	4,175	4,467
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2056	13,335	12,201
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	4,345	4,650
[4]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	3,500	2,624
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	2,250	2,095
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2052	10,995	10,404
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	6,000	6,298
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2054	5,000	5,207
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	15,730	16,687
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	7,160	7,583
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	24,675	26,647
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2053	8,000	7,592
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	5,000	5,248
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	4,000	3,671
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	27,500	29,044
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	12,970	13,626
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	10,000	10,447
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	2,940	2,899
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2036	7,050	7,148
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2041	2,225	2,231
[1]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/2046	8,195	8,533
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/2037	1,010	863
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	1,000	1,081
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/2052	5,960	6,022
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.500%	11/1/2055	15,000	16,200
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/2056	10,430	8,443
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2056	7,500	6,603
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2044	942	905
					1,920,322
North Carolina (0.6%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/2046	1,000	773
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	3,310	3,381
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2037	700	766
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2038	1,400	1,522
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2039	1,800	1,943
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2040	1,625	1,737
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2043	2,500	2,607
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2044	1,940	2,010
	Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2055	10,000	10,816
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue	4.200%	5/1/2034	1,000	1,032
33

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fuquay-Varina NC Combined Utilities Water Revenue	4.000%	2/1/2049	5,340	5,156
[4]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2039	1,395	1,515
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/2041	2,472	2,569
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/2027	9,710	9,848
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	7/1/2042	1,660	1,671
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	1,850	1,851
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	4,510	4,791
[6]	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	2,090	2,385
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/2033	1,500	1,459
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/2034	1,475	1,417
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	3,510	2,860
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/2044	1,025	1,048
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/2054	1,765	1,757
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/2026	930	930
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/2030	3,000	3,006
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2044	12,000	12,263
	Rowan County NC Appropriations Revenue	4.000%	4/1/2041	2,220	2,218
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2046	9,250	7,117
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2051	3,525	2,567
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/2043	1,970	1,928
					94,943
North Dakota (0.3%)
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2046	2,000	1,534
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2051	9,000	6,452
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	1,210	1,008
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	3,085	2,701
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2053	13,225	13,521
	Horace ND GO	4.750%	5/1/2044	750	746
	Horace ND GO	5.000%	5/1/2050	1,750	1,751
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	4,705	4,738
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	6,000	6,002
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2043	5,000	4,875
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2053	1,050	983
					44,311
Ohio (2.2%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	200	211
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	1,100	1,163
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	200	211
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	740	782
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	2,000	2,114
[2]	Brunswick City School District GO	5.500%	12/1/2060	3,910	4,148
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2036	1,000	1,045
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	1,400	1,363
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	7,425	7,137
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2048	37,500	32,466
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2055	122,245	102,446
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2047	3,195	3,036
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2050	2,500	2,341
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	5,700	5,809
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/2039	7,424	7,574
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2047	2,500	2,630
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2052	2,500	2,606
[1]	Cleveland-Cuyahoga County Port Authority Tax Increment/Allocation Revenue (Flats East Bank Project)	4.000%	12/1/2055	2,150	1,730
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/2034	2,245	2,251
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/2034	3,800	3,821
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2042	3,000	3,203
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2043	3,000	3,174
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2044	4,000	4,203
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	2,000	2,117
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.500%	1/1/2055	13,200	13,965
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2035	500	531
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2036	450	475
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2037	435	458
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2038	700	734
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2039	705	737
[4]	Fayette County OH Health, Hospital, Nursing Home Revenue	5.250%	12/1/2054	2,330	2,401
34

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/2040	4,000	4,024
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	2,785	2,704
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/2055	8,700	7,940
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2032	1,795	1,793
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2036	2,025	1,893
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	1,000	1,095
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	2,445	2,628
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	3,050	3,132
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/2050	5,000	4,198
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2050	9,985	9,841
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2051	2,745	2,834
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2037	1,000	1,008
	Kenton City School District GO	4.000%	11/1/2058	4,655	4,325
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	1,795	1,922
	Miami University OH College & University Revenue	5.000%	9/1/2041	5,000	5,037
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	1,000	1,071
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	750	813
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,000	1,071
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	800	855
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,000	1,071
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	7,600	7,186
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2047	3,450	3,036
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	5,840	5,361
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2051	4,975	3,542
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	2,145	1,919
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	2,665	2,418
[1]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.250%	1/15/2038	14,180	14,218
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2037	3,440	3,454
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	1,310	1,237
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2041	1,490	1,375
[2]	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2045	2,445	1,981
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2047	2,500	2,067
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2052	6,000	4,760
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/2050	1,630	1,312
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	4.000%	11/1/2049	1,045	806
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2043	1,710	1,759
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/2054	3,245	3,309
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	7,370	8,104
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	5,040	5,574
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Green Oaks of Holland Project)	6.300%	1/1/2045	2,570	2,595
	Ohio University College & University Revenue	5.250%	12/1/2054	1,445	1,531
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2063	2,855	2,903
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/2026	3,680	3,653
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.750%	12/1/2053	1,950	2,035
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	6.000%	12/1/2058	2,695	2,855
					365,127
Oklahoma (0.3%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	1,000	979
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,900	1,825
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,000	957
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	3.250%	9/1/2039	555	385
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2045	4,895	4,107
	Oklahoma County Finance Authority Revenue	5.875%	12/1/2047	11,676	6,349
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2038	1,085	1,101
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/2044	1,000	1,010
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/2048	2,500	2,503
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.250%	1/1/2051	4,465	4,770
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2042	3,555	3,946
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2047	1,965	1,985
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2028	540	549
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2029	400	407
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2031	1,870	1,905
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2032	500	509
	Tulsa OK Municipal Airport Trust Trustees Industrial Revenue	6.250%	12/1/2035	8,815	10,165
	Tulsa OK Municipal Airport Trust Trustees Industrial Revenue	6.250%	12/1/2040	4,500	5,047
					48,499
35

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oregon (0.8%)
	Forest Grove OR College & University Revenue	4.000%	5/1/2040	1,590	1,444
	Gilliam County OR Resource Recovery Revenue (Waste Management Inc.) PUT	4.250%	7/2/2029	8,750	8,925
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/2050	5,305	4,696
	Oregon (Article XI-G Projects) GO	5.000%	8/1/2045	1,000	1,085
	Oregon (Article XI-G Projects) GO	5.000%	8/1/2046	1,000	1,076
	Oregon (Article XI-G Projects) GO	5.000%	8/1/2047	2,250	2,414
	Oregon (Article XI-G Projects) GO	5.000%	8/1/2048	2,000	2,142
	Oregon (Article XI-G Projects) GO	5.000%	8/1/2049	1,000	1,069
	Oregon (Article XI-G Projects) GO	5.000%	8/1/2050	1,030	1,098
	Oregon (Article Xi-Q State Project) GO	5.250%	5/1/2050	4,000	4,340
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/2051	2,580	1,830
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/2040	465	464
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/2050	1,810	1,823
[1]	Oregon State Facilities Authority Charter School Aid Revenue	5.625%	6/15/2055	810	803
[1]	Oregon State Facilities Authority Charter School Aid Revenue	6.000%	6/15/2065	1,225	1,243
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/2051	7,500	6,146
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	4,375	4,486
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/2052	4,010	3,551
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	6,345	6,464
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/2037	16,595	16,679
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/2037	2,000	2,191
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/2038	4,050	4,407
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/2047	30,000	27,284
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.500%	7/1/2048	5,000	5,323
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.250%	7/1/2054	2,000	2,090
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2049	30	32
	Redmond OR (Airport Expansion Projects) GO	5.500%	6/1/2052	5,000	5,334
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2047	1,625	1,635
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2052	2,375	2,356
[2]	University of Oregon College & University Revenue	3.500%	4/1/2052	8,370	6,995
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2045	1,360	1,470
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/2045	9,025	3,356
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2046	2,885	2,567
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2056	2,945	2,492
					139,310
Pennsylvania (5.4%)
	Adams County General Authority College & University Revenue	5.000%	8/15/2050	3,500	3,585
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/2036	5,700	5,745
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/2037	5,750	5,772
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/2041	5,255	5,039
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2036	3,140	3,188
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	7,000	6,998
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	4,685	4,739
	Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	520	548
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2052	7,500	8,142
[1]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2059	3,415	3,206
[1]	Allentown Neighborhood Improvement Zone Development Authority Miscellaneous Revenue (City Center Project)	6.000%	5/1/2042	1,500	1,616
[1]	Allentown Neighborhood Improvement Zone Development Authority Miscellaneous Taxes Revenue (Waterfront-30E. Allen Street Project)	6.000%	5/1/2042	2,500	2,526
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2042	5,125	5,285
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.250%	5/1/2042	1,000	1,001
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/2042	7,165	7,492
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2033	1,250	1,287
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/2042	5,100	5,198
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/2029	555	539
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/2039	1,680	1,578
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/2049	1,515	1,275
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/2040	1,000	892
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/2041	500	433
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2042	1,500	1,404
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2047	2,500	2,270
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2052	2,000	1,762
[4]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/2053	5,260	3,840
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2051	1,585	1,342
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2054	5,260	5,132
36

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bucks County IDA Local or Guaranteed Housing Revenue (Housing New Hope Manor Project)	4.000%	3/1/2041	2,630	2,632
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	12,000	10,524
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	605	542
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	4.000%	12/1/2051	1,400	892
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.000%	12/1/2051	4,105	3,192
[1]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/2064	1,005	839
	Chester County IDA Recreational Revenue	4.000%	12/1/2051	5,695	5,218
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/2028	100	100
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.000%	3/1/2038	925	925
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.125%	3/1/2048	660	630
[2]	Coatesville School District GO	0.000%	10/1/2033	775	572
[2]	Coatesville School District GO	0.000%	10/1/2037	2,050	1,240
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	8,250	8,629
[4]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	4,625	4,589
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2049	13,000	11,664
[2]	Cumberland Valley School District GO	5.000%	12/1/2053	1,350	1,400
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.125%	10/15/2041	3,775	2,660
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	6.250%	10/15/2053	4,415	3,186
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/2029	1,200	1,122
[1]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,015	1,079
[1]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/2039	2,000	2,195
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	3,360	3,151
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	650	658
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	375	380
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	7/1/2029	295	306
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2029	465	499
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2050	3,000	2,228
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2051	5,500	3,989
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2029	105	106
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2039	385	378
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2048	1,400	1,271
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2049	1,600	1,437
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2054	2,950	2,571
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2045	5,555	5,606
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2050	15,635	14,130
[2]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/2054	1,000	925
	Lackawanna County IDA College & University Revenue	4.000%	11/1/2040	6,000	5,892
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2035	235	264
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2051	3,000	2,776
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2041	2,175	1,930
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2051	11,135	8,745
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	10,330	10,294
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	10,515	9,325
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2040	2,000	1,968
	Montgomery County Higher Education & Health Authority College & University Revenue (Ursinus College Project)	5.250%	11/1/2042	2,505	2,439
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	3,765	3,843
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	2,800	2,835
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2056	5,000	4,192
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2057	22,170	22,324
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2035	2,000	2,025
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2039	2,545	2,509
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2049	8,160	7,327
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/2040	5,000	5,000
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/2050	10,120	9,460
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/2049	3,500	2,556
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/2049	1,700	1,505
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/2045	1,600	1,568
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/2050	15,100	14,640
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/2048	10,000	8,940
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/2037	765	765
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/2037	5,350	5,834
37

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/2038	3,350	3,617
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/2041	5,500	5,812
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	6/30/2048	8,000	8,341
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.250%	6/30/2053	10,000	10,129
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	6.000%	6/30/2061	21,500	22,736
[4]	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	12/31/2062	5,000	5,299
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2037	1,070	1,142
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2039	1,190	1,232
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2041	1,315	1,331
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,000	1,008
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	5,000	5,045
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	500	511
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2040	3,820	3,760
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2042	5,000	4,774
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2042	5,500	5,271
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2043	2,765	2,922
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	2,875	2,706
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2045	1,885	1,959
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2045	12,865	12,027
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2046	9,900	7,345
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2048	2,970	2,715
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2050	6,880	7,107
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2050	11,935	10,623
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2051	12,730	11,291
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	3,630	3,172
[1]	Pennsylvania Economic Development Financing Authority Industrial Revenue PUT	5.450%	3/27/2035	2,000	2,147
[6]	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.850%	2/2/2026	4,000	4,000
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/2029	1,550	1,626
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/2030	425	447
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/2030	2,365	2,502
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/2041	2,865	2,618
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.625%	6/1/2042	2,080	1,883
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	4,670	4,471
[4]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/2051	10,400	9,608
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.375%	11/1/2054	9,510	8,736
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2054	10,975	11,227
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	15,300	16,266
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2055	4,010	4,359
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/2039	1,005	1,004
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	2,575	2,721
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	4,120	4,467
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	4,545	4,914
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	3,810	4,177
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	5,812	6,402
	Pennsylvania State University College & University Revenue	5.000%	9/1/2047	5,000	5,060
	Pennsylvania State University College & University Revenue	5.000%	9/1/2048	3,000	3,064
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	2,035	2,230
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	8,110	8,581
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	6,575	7,254
	Pennsylvania Turnpike Commission Highway Revenue	5.125%	12/1/2039	8,300	8,761
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	4,815	5,277
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	3,885	4,221
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	3,350	2,809
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2044	3,000	2,863
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	10,170	9,521
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	2,500	2,340
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/2046	21,000	21,308
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	1,150	1,231
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2047	1,495	1,593
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2048	10,000	10,548
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	8,975	8,191
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	3,000	2,188
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	3,155	2,401
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	8,525	7,741
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	8,475	7,696
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	11,755	10,674
38

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2053	6,675	6,028
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2053	2,890	3,113
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2049	4,145	4,398
[1]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/2038	1,520	1,527
[1]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/2043	2,000	1,966
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/2039	2,760	2,683
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/2049	3,230	2,910
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/2039	1,600	1,541
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/2050	1,750	1,520
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2041	950	832
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2051	640	497
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2056	700	527
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2040	815	806
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2050	1,500	1,382
	Philadelphia IDA College & University Revenue	4.000%	11/1/2035	2,000	2,010
	Philadelphia IDA College & University Revenue	4.000%	11/1/2036	1,625	1,630
	Philadelphia IDA College & University Revenue	4.000%	11/1/2037	1,585	1,584
	Philadelphia IDA College & University Revenue	4.000%	11/1/2038	1,265	1,254
	Philadelphia IDA College & University Revenue	4.000%	11/1/2045	3,000	2,725
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/2037	1,190	1,310
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2047	3,845	4,000
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2052	4,180	4,324
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	10,000	10,462
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	14,000	13,032
[4]	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2037	2,800	2,819
[4]	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2038	1,550	1,552
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2039	2,000	2,003
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2040	1,695	1,688
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.500%	7/1/2051	5,000	5,370
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2040	9,000	9,560
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	1,500	1,558
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2052	20,935	22,355
[4]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/2053	2,015	2,175
[1]	Quakertown General Authority Special Assessment Revenue (Milford Village Project)	6.500%	3/1/2055	2,000	2,059
	School District of Philadelphia GO	5.250%	9/1/2042	14,860	16,160
	School District of Philadelphia GO	5.250%	9/1/2042	2,540	2,762
	School District of Philadelphia GO	5.500%	9/1/2048	5,410	5,768
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2035	1,000	1,011
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2038	1,500	1,513
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2037	1,000	968
[1]	Westmoreland County PA IDA Revenue	4.720%	7/1/2035	35,000	35,003
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/2042	1,600	1,354
					890,996
Puerto Rico (2.6%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	17,558	18,051
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	26,261	28,044
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	36,025	39,945
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	27,150	19,585
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	44,561	44,053
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	27,741	27,250
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	7,875	7,536
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	16,538	15,178
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	1,045	1,070
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	5,095	5,265
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	2,280	2,375
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	4,540	4,743
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	2,600	2,717
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	9,875	10,359
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	8,950	9,252
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	259
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	11,150	11,584
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	5,180	4,725
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	2,500	2,281
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	10,560	9,599
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2047	250	213
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2047	3,230	2,753
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	425	454
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	40	43
39

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	40	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	140	136
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	50	48
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	45	43
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	40	38
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	135	124
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	150	136
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	19,238	17,007
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	8,900	7,278
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	6,468	4,897
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	108,431	105,123
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	13,254	12,850
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,753	1,700
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	13,854	4,822
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	3,521	3,189
					424,767
Rhode Island (0.1%)
[4]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2040	1,100	1,221
[4]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2044	1,000	1,068
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/2054	6,855	6,957
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/2028	800	838
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/2030	1,900	2,017
	Rhode Island Student Loan Authority Student Loan Revenue	2.250%	12/1/2039	3,500	3,046
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2029	4,530	4,550
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2030	4,000	4,018
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	4.500%	6/1/2045	1,925	1,903
					25,618
South Carolina (1.9%)
	Berkeley County SC Special Assessment Revenue	4.375%	11/1/2049	1,500	1,336
	Charleston County Airport District Port, Airport & Marina Revenue	5.250%	7/1/2049	4,000	4,184
	Charleston County Airport District Port, Airport & Marina Revenue	5.250%	7/1/2054	2,525	2,626
[1]	Goose Creek SC Special Assessment Revenue	5.500%	10/1/2055	2,000	2,016
	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/2043	1,700	1,813
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2044	6,000	6,244
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	6,945	7,554
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/2031	4,890	5,334
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2046	3,750	3,519
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2051	3,050	2,794
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2064	23,730	24,354
	Saluda County SC School District No. 1 GO	4.000%	3/1/2049	2,015	1,892
[1]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	6.750%	6/1/2060	6,000	6,031
[1]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/2046	7,475	5,446
[1]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/2056	6,600	4,455
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.500%	9/1/2045	1,310	1,341
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.625%	9/1/2050	1,165	1,188
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.750%	9/1/2055	1,900	1,946
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2028	5,000	5,004
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	5,960	5,789
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	1,155	1,275
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	6,325	6,809
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	4,665	4,989
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	1,305	1,413
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/15/2044	2,875	2,935
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2044	7,500	7,051
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/1/2048	5,250	5,114
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/2048	2,840	2,687
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2048	2,940	3,149
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2050	10,000	10,659
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2053	12,500	13,202
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	14,135	15,047
40

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.750%	11/15/2054	6,875	7,128
[6]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	5.750%	12/1/2060	3,000	2,915
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/2052	10,500	9,785
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2035	1,170	1,197
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2036	2,445	2,462
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2032	15	16
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2033	20	22
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2037	20	22
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2039	15	15
[2]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	20	20
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2041	5	5
[2]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	40	40
[4]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2042	45	49
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	2,245	2,374
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2046	8,860	8,186
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2046	3,295	3,433
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2047	3,500	3,233
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2049	3,505	3,200
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2049	5,855	6,040
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2051	6,050	5,454
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	26,700	23,982
[4]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	3,340	3,092
[2]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	405	375
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2054	10,550	11,089
	South Carolina Public Service Authority Electric Power & Light Revenue	5.500%	12/1/2054	555	596
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2055	4,100	3,643
[2]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2055	5,000	4,609
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/2032	85	83
	South Carolina Public Service Authority Nuclear Revenue	3.250%	12/1/2035	295	280
	South Carolina Public Service Authority Nuclear Revenue	3.500%	12/1/2035	25	24
	South Carolina Public Service Authority Nuclear Revenue	3.000%	12/1/2036	50	45
	South Carolina Public Service Authority Nuclear Revenue	3.625%	12/1/2037	10	10
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	280	282
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	45	46
	South Carolina Public Service Authority Nuclear Revenue	3.500%	12/1/2040	100	90
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2048	5,680	5,878
	South Carolina Public Service Authority Water Revenue	5.250%	12/1/2050	4,375	4,626
[4]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	3,435	3,585
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	9,370	9,653
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2056	7,325	8,286
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2034	3,015	3,338
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2043	1,775	1,692
					310,096
South Dakota (0.1%)
	Lincoln County SD College & University Revenue	4.000%	8/1/2056	3,040	2,402
	Lincoln County SD College & University Revenue	4.000%	8/1/2061	2,650	2,046
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	11,275	10,584
					15,032
Tennessee (0.9%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2049	2,560	2,695
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2054	15,955	16,616
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2049	6,655	6,881
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.250%	8/15/2054	6,700	7,109
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	2,000	2,019
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/2048	5,000	4,436
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2054	1,275	1,348
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2059	1,840	1,944
	Knoxville TN Electric System Electric Power & Light Revenue	4.000%	7/1/2054	6,540	5,979
[4]	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	6/1/2049	2,515	2,649
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2034	1,210	1,250
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2039	2,400	2,434
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/2048	3,350	3,488
41

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2048	1,800	1,736
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/2053	5,350	5,527
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.250%	10/1/2058	2,450	2,369
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	4.000%	5/1/2046	2,590	2,411
[1]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	0.000%	6/1/2043	3,110	1,325
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/2052	9,000	9,437
	Pigeon Forge TN GO	4.000%	6/1/2052	1,295	1,188
[1]	Shelby County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.250%	6/1/2056	2,105	2,002
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/2039	15,420	16,611
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	10,995	11,731
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	3,680	3,990
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	2,060	2,086
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2035	12,520	13,626
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/2025	7,410	7,410
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/2031	3,110	3,355
					143,652
Texas (6.4%)
	Amarillo TX Drainage Utility Water Revenue	4.000%	8/15/2045	1,420	1,320
[1,3]	Angelina & Neches River Authority Industrial Revenue	7.500%	12/1/2045	2,500	54
[3]	Angelina & Neches River Authority Revenue (Jefferson Enterprise Energy LLC Project)	7.500%	12/1/2045	1,450	31
[16]	Anna Independent School District GO	4.000%	8/15/2050	2,165	2,020
[1]	Anna TX Special Assessment Revenue	7.000%	9/15/2042	3,955	4,294
[1]	Anna TX Special Assessment Revenue	7.375%	9/15/2052	6,000	6,555
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	2/15/2056	2,500	1,802
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	6.750%	2/15/2062	3,560	3,552
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.875%	6/15/2065	5,370	5,442
[1]	Aubrey TX Special Assessment Revenue	5.375%	12/31/2045	605	600
[1]	Aubrey TX Special Assessment Revenue	6.000%	9/1/2053	1,249	1,264
[1]	Aubrey TX Special Assessment Revenue	5.625%	12/31/2055	1,100	1,099
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue	4.450%	3/1/2043	1,150	1,167
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2028	1,200	1,210
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2029	1,175	1,185
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2030	1,025	1,034
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2031	1,200	1,210
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2034	2,000	2,217
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2035	1,750	1,926
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2049	2,500	2,815
[1]	Buda TX Special Assessment Revenue	6.000%	9/1/2055	1,223	1,212
[1]	Buda TX Special Assessment Revenue	6.750%	9/1/2055	3,900	3,867
[1]	Caddo Mills TX Special Assessment Revenue	6.350%	9/15/2055	4,140	4,241
	Celina TX GO	4.125%	9/1/2048	3,000	2,825
[1]	Celina TX Special Assessment Revenue	3.500%	9/1/2042	1,038	831
[1]	Celina TX Special Assessment Revenue	4.000%	9/1/2051	2,360	1,865
[1]	Celina TX Special Assessment Revenue	6.750%	9/1/2053	1,718	1,734
[1]	Celina TX Special Assessment Revenue	5.625%	9/1/2055	600	602
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2033	3,000	2,382
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2036	1,500	1,543
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2041	800	789
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2044	20,755	19,534
[2]	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/2046	4,740	3,679
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	1,000	906
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2051	4,400	3,963
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2040	2,180	2,373
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2041	1,675	1,810
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2042	1,930	2,070
	Colony TX GO	4.000%	8/15/2043	3,060	3,018
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	2.500%	10/1/2031	435	393
[1]	Crandall TX Special Assessment Revenue	4.000%	9/15/2031	200	200
[1]	Crandall TX Special Assessment Revenue	4.750%	9/15/2031	300	303
[1]	Crandall TX Special Assessment Revenue	4.250%	9/15/2041	1,925	1,798
[1]	Crandall TX Special Assessment Revenue	5.000%	9/15/2041	250	244
[1]	Crandall TX Special Assessment Revenue	5.250%	9/15/2051	750	731
[1]	Crandall TX Special Assessment Revenue	5.500%	9/15/2055	595	595
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2043	10,000	10,742
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2044	16,000	17,069
42

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2045	16,500	17,533
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.500%	11/1/2050	21,000	22,438
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue	4.350%	10/1/2041	1,275	1,312
	Dallas TX GO	4.000%	2/15/2040	6,250	6,338
	Dallas TX GO	4.000%	2/15/2041	3,125	3,149
[1]	Decatur TX Special Assessment Revenue	5.750%	9/15/2055	1,100	1,110
[1]	Denton County TX Special Assessment Revenue	5.875%	12/31/2045	1,240	1,279
[1]	Denton County TX Special Assessment Revenue	5.625%	12/31/2055	2,115	2,184
[1]	Denton County TX Special Assessment Revenue	6.125%	12/31/2055	3,353	3,470
[1]	Dorchester TX Special Assessment Revenue	6.000%	9/15/2044	1,000	972
[1]	Dorchester TX Special Assessment Revenue	6.250%	9/15/2054	1,470	1,417
[4]	El Paso County Hospital District GO	5.000%	8/15/2042	2,600	2,780
[4]	El Paso County Hospital District GO	5.000%	8/15/2043	1,500	1,591
[4]	El Paso County Hospital District GO	5.500%	2/15/2055	5,935	6,352
[2]	El Paso County Hospital District Health, Hospital, Nursing Home Revenue	4.125%	2/15/2049	1,000	938
[1]	Fate TX Special Assessment Revenue	5.375%	8/15/2044	548	545
[1]	Fate TX Special Assessment Revenue	5.750%	8/15/2054	1,121	1,130
	Forney Independent School District GO	0.000%	8/15/2037	325	201
	Forney Independent School District GO	0.000%	8/15/2038	1,400	820
	FW Chaparral PFC Local or Guaranteed Housing Revenue (Chaparral Ranch Project)	4.000%	10/1/2035	2,800	2,783
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2029	450	474
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2030	750	800
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2031	1,500	1,619
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2038	925	994
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2039	750	800
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2040	900	968
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2041	1,200	1,285
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2042	1,350	1,438
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2043	900	953
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2044	850	892
[16]	Georgetown Independent School District GO	3.000%	8/15/2040	4,500	4,019
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2049	5,250	4,874
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.125%	7/1/2052	1,000	922
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/2038	2,500	2,285
	Harris County Hospital District GO	5.000%	2/15/2055	15,000	15,623
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	16,935	17,527
	Harris County TX GO	4.000%	9/15/2049	1,555	1,479
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2054	5,000	4,601
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2054	10,000	10,706
[16]	Hays Consolidated Independent School District GO	3.000%	2/15/2039	1,750	1,631
[16]	Hays Consolidated Independent School District GO	3.000%	2/15/2040	2,000	1,810
[16]	Hays Consolidated Independent School District GO	3.000%	2/15/2041	1,350	1,189
	Hays County TX Special Assessment Revenue	7.000%	9/15/2045	3,650	3,651
[1]	Hays County TX Special Assessment Revenue	4.000%	9/15/2050	975	772
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2037	2,100	2,069
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	1,000	904
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2047	6,205	1,899
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2048	6,360	1,834
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2052	5,000	1,165
	Houston TX Airport System Industrial Revenue	5.250%	7/15/2034	9,940	10,773
	Houston TX Airport System Industrial Revenue	5.500%	7/15/2035	10,000	11,113
	Houston TX Airport System Industrial Revenue	5.500%	7/15/2039	10,500	11,318
	Houston TX Airport System Industrial Revenue	4.000%	7/15/2041	15,000	13,763
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2034	1,000	1,072
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2035	1,500	1,517
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2035	1,515	1,540
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2036	2,130	2,140
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2036	1,500	1,508
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2036	3,850	4,233
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2037	3,375	3,377
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2037	1,775	1,777
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2037	2,000	2,183
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2038	2,000	1,978
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2038	1,500	1,487
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2038	2,000	2,168
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/2039	2,700	2,961
	Houston TX Airport System Port, Airport & Marina Revenue	5.500%	7/1/2043	3,000	3,300
	Houston TX Airport System Port, Airport & Marina Revenue	5.500%	7/1/2044	3,120	3,407
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2046	7,840	7,116
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/2053	13,000	13,545
43

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX GO	4.125%	3/1/2051	3,635	3,372
[16]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2041	6,155	6,213
[16]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2050	4,200	3,918
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2043	1,500	1,475
[1]	Justin TX Special Assessment Revenue	4.000%	9/1/2051	1,185	970
[1]	Lakewood Village TX Special Assessment Revenue	5.250%	9/15/2042	1,152	1,168
[1]	Lakewood Village TX Special Assessment Revenue	5.375%	9/15/2052	2,314	2,332
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2054	2,165	1,961
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	1,715	1,716
[1]	Lavon TX Special Assessment Revenue	4.000%	9/15/2042	1,250	1,116
[1]	Lavon TX Special Assessment Revenue	4.375%	9/15/2042	535	500
[1]	Lavon TX Special Assessment Revenue	4.125%	9/15/2052	3,000	2,451
[1]	Lavon TX Special Assessment Revenue	4.500%	9/15/2052	1,000	883
[1]	Lavon TX Special Assessment Revenue	5.375%	9/15/2052	400	400
[1]	Lavon TX Special Assessment Revenue	5.500%	9/15/2054	750	755
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,085	1,084
[16]	Liberty Hill Independent School District GO	4.000%	2/1/2048	7,500	7,160
[1]	Liberty Hill TX Special Assessment Revenue	3.375%	9/1/2042	1,000	807
[1]	Liberty Hill TX Special Assessment Revenue	4.125%	9/1/2042	446	395
[1]	Liberty Hill TX Special Assessment Revenue	4.000%	9/1/2052	2,725	2,199
[1]	Liberty Hill TX Special Assessment Revenue	4.375%	9/1/2052	705	590
[1]	Little Elm TX Special Assessment Revenue	6.875%	9/1/2052	2,139	2,231
[4]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2037	7,080	7,277
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	7,015	7,227
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2047	6,720	7,182
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2048	1,615	1,704
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	10,000	10,486
	Lower Colorado River Authority Intergovernmental Agreement Revenue	6.000%	5/15/2052	5,000	5,442
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2054	15,000	15,562
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	4,550	4,717
[1]	Lowry Crossing TX Special Assessment Revenue	5.750%	9/15/2045	465	477
[1]	Lowry Crossing TX Special Assessment Revenue	6.000%	9/15/2055	1,300	1,335
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2051	1,425	1,292
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2024	64	1
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	338	3
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/2030	423	4
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2036	169	2
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/2042	931	9
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/2044	3,500	3,557
[1]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.500%	9/1/2043	3,000	3,082
[1]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.750%	9/1/2053	3,000	3,073
[1]	Midlothian TX Special Assessment Revenue	5.250%	9/15/2042	1,000	1,020
[1]	Midlothian TX Special Assessment Revenue	6.000%	9/15/2042	644	659
[1]	Midlothian TX Special Assessment Revenue	5.375%	9/15/2052	1,900	1,905
[1]	Midlothian TX Special Assessment Revenue	6.125%	9/15/2052	1,000	1,022
	Mission Economic Development Corp. Industrial Revenue PUT	5.000%	6/1/2030	8,000	8,322
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/2037	8,440	7,218
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/2047	5,990	4,753
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/2040	2,500	2,302
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/2050	7,500	6,377
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/2027	250	250
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	3,750	3,763
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	2,500	2,501
[1]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.250%	7/1/2045	9,690	9,260
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	8/15/2049	11,820	12,971
[1]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.500%	7/1/2056	16,760	15,802
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/2036	4,605	4,191
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/2046	4,750	3,819
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/2051	4,750	3,670
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	6.750%	7/1/2044	3,630	3,715
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/2054	13,220	11,036
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	7.125%	7/1/2056	4,000	4,076
44

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	5.000%	1/1/2057	4,150	3,445
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Senior Living - The Langford Project)	5.500%	11/15/2052	4,750	3,989
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.750%	10/1/2052	1,000	1,007
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.875%	10/1/2057	6,000	6,069
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.250%	10/1/2049	2,010	1,891
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.250%	10/1/2055	6,165	5,676
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Sanctuary LTC Project)	5.250%	1/1/2042	12,500	12,050
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Sanctuary LTC Project)	5.500%	1/1/2057	2,500	2,302
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project), Prere.	5.000%	1/1/2050	590	539
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project), Prere.	5.000%	1/1/2055	2,200	1,975
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/2030	1,000	1,005
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.500%	10/1/2055	2,080	2,155
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	985	988
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2041	990	993
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2042	540	577
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2043	555	589
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2044	1,000	1,061
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2045	800	846
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2046	800	842
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.000%	9/15/2041	276	247
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.250%	9/15/2051	602	519
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.750%	9/15/2041	1,500	1,436
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	5.000%	9/15/2051	7,000	6,644
[2]	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2037	1,795	1,713
[4]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2035	5,000	3,679
[4]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	3,000	2,105
[2]	Pearland TX GO	5.000%	9/1/2048	1,150	1,209
[2]	Pearland TX GO	5.000%	9/1/2053	1,300	1,356
	Pflugerville Independent School District GO	4.000%	2/15/2045	5,000	4,804
[1]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/2042	524	534
[1]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/2052	1,086	1,086
[1]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/2052	1,000	1,010
[1]	Pilot Point TX Special Assessment Revenue	6.375%	9/15/2055	2,600	2,686
[1]	Pilot Point TX Special Assessment Revenue	6.375%	9/15/2055	3,000	3,099
[1]	Pilot Point TX Special Assessment Revenue (Mobberly Pub Area #2 Project)	6.000%	9/15/2052	2,110	2,137
[1]	Plano TX Special Assessment Revenue	4.000%	9/15/2051	3,650	2,940
[1]	Plano TX Special Assessment Revenue	4.375%	9/15/2051	813	666
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2048	4,525	4,693
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2034	1,000	1,070
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2035	1,000	1,064
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2036	1,040	1,100
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2037	1,090	1,147
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2038	1,145	1,198
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2039	1,205	1,254
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/2046	1,555	1,361
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/2051	1,685	1,434
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.000%	1/1/2039	2,000	1,970
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.125%	1/1/2044	2,000	1,962
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	3.000%	1/1/2050	1,725	1,165
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.250%	1/1/2054	1,000	961
[1]	Port of Beaumont Navigation District Port, Airport & Marina Revenue	3.625%	1/1/2035	2,720	2,533
[1]	Princeton TX Special Assessment Revenue	5.000%	9/1/2044	600	588
[1]	Princeton TX Special Assessment Revenue	5.250%	9/1/2054	1,000	1,002
[1]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No.2 Project)	5.250%	9/1/2043	1,000	1,008
[1]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No.2 Project)	5.500%	9/1/2053	1,315	1,324
[1]	Princeton TX Special Assessment Revenue (Silicy Public Improvement Area No.1 Project)	7.000%	9/1/2043	2,202	2,268
[1]	Princeton TX Special Assessment Revenue (Silicy Public Improvement Area No.1 Project)	7.000%	9/1/2053	2,672	2,729
[16]	Prosper Independent School District GO	5.250%	2/15/2055	4,500	4,836
45

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2029	10	10
[6]	Royse City TX Special Assessment Revenue	6.000%	9/15/2055	4,516	4,505
[1,6]	Royse City TX Special Assessment Revenue	6.750%	9/15/2055	4,066	4,057
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/2043	1,465	1,485
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.430%	4/1/2043	2,035	2,055
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	2,335	2,346
[6]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	2,085	2,083
	San Marcos TX Special Assessment Revenue	5.625%	9/1/2050	900	905
[1]	Seagoville TX Special Assessment Revenue	6.000%	9/15/2044	1,900	1,900
[1]	Seagoville TX Special Assessment Revenue	6.250%	9/15/2054	2,052	2,045
[1]	Seagoville TX Special Assessment Revenue	7.000%	9/15/2054	3,338	3,351
[16]	Southwest Independent School District GO	4.000%	2/1/2053	5,000	4,617
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	2,000	2,005
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/2052	4,200	4,584
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2053	9,230	8,178
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.125%	12/1/2054	12,600	11,807
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/2037	2,510	2,516
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/2045	3,585	3,414
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/2047	2,500	2,521
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/2052	3,500	3,525
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City Of Dallas Project)	4.000%	9/1/2044	6,240	6,032
[1]	Terrell TX Special Assessment Revenue	6.250%	9/15/2055	1,808	1,865
	Texas GO	4.125%	8/1/2046	4,530	4,330
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2025	1,000	1,002
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	760	774
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	6,325	6,779
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2031	945	1,023
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2032	5,740	6,267
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	46,470	49,816
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2034	19,700	22,340
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue PUT	5.000%	1/1/2034	12,500	13,758
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2046	1,500	1,153
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2033	1,795	1,840
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2033	1,250	1,278
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2034	3,305	3,368
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2034	2,000	2,032
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2035	3,280	3,319
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2035	1,140	1,149
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2037	1,000	998
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/2037	500	530
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2037	4,195	4,163
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2038	4,025	3,973
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/2038	3,000	3,174
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2039	1,165	1,136
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/2039	3,750	3,957
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2039	1,025	992
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/2040	2,250	2,374
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/2041	4,750	4,989
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/2042	5,100	5,322
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/2043	6,450	6,691
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	12/31/2058	19,000	19,765
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2034	5,685	6,048
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	2,420	2,552
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	1,900	1,881
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2039	1,280	1,251
	Texas State University System College & University Revenue	4.000%	3/15/2049	4,795	4,398
	Texas Transportation Commission GO PUT	0.650%	4/1/2026	1,835	1,811
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2034	2,300	1,633
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2035	2,000	1,344
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2036	1,905	1,213
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2038	500	284
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	8,125	8,185
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	5,440	5,376
46

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	4.000%	10/15/2051	1,255	1,149
	Texas Water Development Board Water Revenue	5.000%	10/15/2060	8,200	8,582
	University of North Texas System College & University Revenue	5.000%	4/15/2050	2,000	2,096
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	4.000%	8/1/2054	4,500	4,107
[16]	Ysleta Independent School District GO	4.000%	8/15/2050	7,625	7,189
					1,062,410
Utah (1.5%)
	Cottonwood Heights UT GO	5.000%	6/1/2055	4,135	4,328
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	7/15/2035	2,075	2,091
[4]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.500%	6/1/2055	3,500	3,767
[1]	Fields Estates Public Infrastructure District GO	6.125%	3/1/2055	750	757
[1]	Fields Estates Public Infrastructure District Special Assessment Revenue	5.250%	12/1/2053	2,750	2,699
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	3,900	4,314
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	3,680	3,985
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	3,360	3,609
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	2,145	2,313
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	2,000	2,099
	Iron County UT Sales Tax Revenue	5.000%	10/1/2059	3,515	3,651
	Iron County UT Sales Tax Revenue	5.000%	10/1/2064	5,570	5,765
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2051	1,995	1,836
[1]	Mida Cormont Public Infrastructure District GO	6.250%	6/1/2055	1,705	1,794
[1,5]	Mida Cormont Public Infrastructure District GO, 6.750% coupon rate effective 6/1/2029	0.000%	6/1/2055	5,981	5,056
[1]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.000%	8/1/2050	5,500	4,708
[1]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.750%	6/15/2044	2,000	2,044
[1]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.125%	6/15/2054	4,000	3,977
[1]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	6.000%	6/15/2054	5,910	6,083
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/2052	5,000	4,114
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2037	5,000	5,363
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2037	1,700	1,885
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/2038	18,660	18,687
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2038	1,625	1,789
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/2039	20,000	19,826
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2039	1,845	2,017
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2042	6,250	6,758
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2043	8,000	8,570
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2044	16,105	17,126
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2048	16,435	17,188
[4]	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/2051	15,000	13,520
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/2051	3,500	3,107
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2053	6,695	6,915
	South Salt Lake UT Sales Tax Revenue	5.000%	7/15/2049	3,000	3,174
[1]	UIPA Crossroads Public Infrastructure District Tax Increment/Allocation Revenue	4.375%	6/1/2052	4,000	3,676
	University of Utah College & University Revenue	5.250%	8/1/2048	2,090	2,227
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2043	6,980	7,258
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/2054	2,890	3,150
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	1,225	1,348
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	9,590	10,726
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	5,175	5,813
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	5,965	6,815
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	2,450	2,824
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/2040	1,250	1,397
[1]	Verk Industrial Regional Public Infrastructure District Tax Increment/Allocation Revenue	6.625%	9/1/2047	1,755	1,841
[1]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2054	3,330	3,407
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/2054	5,000	5,296
					250,693
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2045	3,640	3,024
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2041	6,800	5,780
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2027	425	434
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2028	1,325	1,335
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2028	550	567
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2029	1,000	1,034
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2029	540	563
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/2031	315	315
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/2032	325	325
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/2036	1,535	1,458
					14,835
47

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virgin Islands (0.2%)
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/2029	2,845	2,841
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/2033	4,695	4,635
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/2044	5,410	5,157
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2038	1,595	1,762
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2040	1,030	1,120
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2041	1,750	1,889
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2043	1,000	1,060
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2044	1,000	1,053
[1]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.250%	10/1/2042	4,000	4,016
[1]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.500%	4/1/2052	4,000	3,921
					27,454
Virginia (2.0%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/2032	245	281
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	4,970	5,234
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	5,270	5,550
	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	4.875%	7/15/2040	7,800	8,011
[1]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/2055	6,000	5,005
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/2051	4,020	4,203
[7,12]	Freddie Mac Multifamily ML Certificates	4.156%	5/25/2041	9,880	9,678
[7,12]	Freddie Mac Multifamily ML Certificates	2.990%	4/25/2043	7,857	6,898
[7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.415%	8/25/2040	6,909	7,037
[7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.547%	10/25/2040	9,893	10,183
[1,7,12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.563%	4/25/2042	8,191	8,326
[7]	Freddie Mac Pool	3.600%	1/1/2041	7,380	6,858
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2050	4,000	3,780
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	3,135	2,853
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	6,510	5,321
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2048	6,790	7,069
[4]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/2053	1,510	1,572
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2050	6,015	4,690
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	750	751
[1]	Newport News IDA Revenue	5.330%	7/1/2045	17,000	17,000
	Norfolk VA GO	5.000%	9/1/2041	1,585	1,710
	Norfolk VA GO	5.000%	9/1/2042	1,350	1,448
	Norfolk VA GO	5.000%	9/1/2043	1,350	1,439
	Norfolk VA GO	5.000%	9/1/2044	2,455	2,603
	Norfolk VA GO	5.000%	9/1/2045	2,455	2,597
[1]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/2045	2,300	2,276
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/2040	1,982	2,089
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2045	7,690	5,862
	Sussex County IDA Resource Recovery Revenue	4.250%	6/1/2028	10,000	10,092
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	5,130	5,169
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/2053	3,430	3,774
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/2059	5,465	5,985
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2035	2,705	2,642
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2036	2,805	2,674
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2037	2,845	2,670
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2038	2,985	2,755
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/2030	1,000	932
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/2035	1,295	1,106
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/2035	2,000	1,743
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/2045	1,755	1,332
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/2045	5,500	4,176
	Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/2036	1,300	1,285
	Virginia College Building Authority College & University Revenue (Regent University Project)	6.000%	6/1/2055	3,100	3,296
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2042	5,000	5,018
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2039	2,250	2,061
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	2,000	1,789
[6]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.125%	4/1/2027	1,630	1,629
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	1,160	1,056
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2050	8,810	9,264
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2055	6,290	6,568
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/15/2035	2,895	3,220
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/2033	5,250	5,350
48

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2034	7,795	7,926
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/2034	4,705	4,772
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/2034	5,820	6,257
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2035	220	222
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/2035	5,000	5,358
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2036	3,500	3,507
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2037	7,250	7,187
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/2037	2,175	2,299
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/2037	745	785
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2038	12,225	12,063
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/2038	835	875
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/2038	1,855	1,937
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2039	1,850	1,817
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2039	12,650	12,374
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/2039	1,745	1,820
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/2039	2,850	2,781
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/2039	1,000	1,040
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2040	21,270	20,510
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2040	7,190	6,896
	Virginia Small Business Financing Authority Highway Revenue	3.000%	1/1/2041	3,995	3,266
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2041	1,415	1,334
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/2041	1,215	1,144
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/2042	1,000	1,022
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/2042	1,270	1,298
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/2047	1,000	1,004
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/2057	4,690	4,686
					340,090
Washington (1.7%)
	Grant County Public Hospital District No. 1 GO	5.125%	12/1/2052	4,750	4,772
[2]	Grant County WA GO	5.250%	12/1/2050	1,350	1,440
[2]	Grant County WA GO	5.500%	12/1/2055	1,500	1,626
[2]	Grant County WA GO	5.500%	12/1/2060	4,500	4,861
	Kennewick Public Facilities District Sales Tax Revenue	5.250%	12/1/2054	12,500	13,281
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/2035	6,540	6,683
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2037	6,605	7,094
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2039	4,000	4,249
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/2040	22,010	21,620
	Port of Seattle WA Port, Airport & Marina Revenue	5.250%	7/1/2044	16,000	17,113
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/2047	8,030	7,275
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2047	4,550	4,684
	Port of Seattle WA Port, Airport & Marina Revenue	5.250%	7/1/2049	20,250	21,327
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Jens Pointe Project)	4.250%	2/1/2038	2,800	2,879
[1]	Washington Economic Development Finance Authority Industrial Revenue	5.625%	12/1/2040	5,000	5,101
	Washington GO	5.000%	2/1/2041	1,755	1,782
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2045	5,000	4,687
[1]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2048	1,740	1,577
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2050	3,595	3,747
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	9/1/2055	9,810	10,418
	Washington Higher Education Facilities Authority College & University Revenue (Gonzaga University Project)	4.000%	4/1/2047	3,000	2,754
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2042	3,910	3,579
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2045	1,515	1,346
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2040	4,040	3,997
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2031	2,395	2,336
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	31,000	31,933
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2048	5,120	3,742
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	3,100	2,075
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2055	9,020	7,937
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/2031	1,910	1,915
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/2036	1,100	1,098
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/2035	30,804	29,958
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/2037	13,730	12,973
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	11/20/2041	5,147	4,953
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	11/20/2041	6,714	6,352
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.084%	3/1/2050	9,438	9,230
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/2059	5,000	5,080
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	7.000%	7/1/2064	3,500	3,625
49

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Parkshore Juanita Bay Project)	5.750%	1/1/2053	1,295	1,251
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Parkshore Juanita Bay Project)	5.875%	1/1/2059	1,070	1,040
[1]	Washington State Housing Finance Commission Private Schools Revenue	6.250%	7/1/2059	2,915	3,147
					286,537
West Virginia (0.6%)
	West Virginia Economic Development Authority Industrial Revenue (Commercial Metals Co. Project) PUT	4.625%	5/15/2032	6,450	6,553
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2037	6,510	6,115
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	1,430	1,313
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2043	6,000	6,299
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/2047	4,980	3,961
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/2047	5,500	5,222
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2050	23,240	24,893
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2051	7,500	6,666
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/2053	9,010	8,475
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/2053	21,100	22,930
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2051	1,750	1,607
					94,034
Wisconsin (3.6%)
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/2046	4,600	3,498
[1]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/2029	325	321
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2037	3,060	2,900
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2039	500	483
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2039	1,230	1,211
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2040	750	722
[1]	Public Finance Authority Charter School Aid Revenue	4.250%	7/15/2044	340	301
[1]	Public Finance Authority Charter School Aid Revenue	5.125%	6/15/2047	3,260	2,788
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2049	1,100	974
[1]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2049	440	386
[1]	Public Finance Authority Charter School Aid Revenue	5.500%	6/15/2052	1,800	1,708
	Public Finance Authority Charter School Aid Revenue	6.000%	6/15/2052	1,000	882
[1]	Public Finance Authority Charter School Aid Revenue	6.625%	7/1/2053	600	621
[1]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2053	440	377
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2054	1,815	1,631
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2055	2,125	1,824
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2055	1,080	981
[1]	Public Finance Authority Charter School Aid Revenue	6.000%	12/15/2055	1,235	1,266
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/2057	5,200	4,266
	Public Finance Authority Charter School Aid Revenue	6.125%	6/15/2057	870	771
[1]	Public Finance Authority Charter School Aid Revenue	6.750%	7/1/2058	550	571
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2060	1,300	1,162
[1]	Public Finance Authority Charter School Aid Revenue	6.125%	12/15/2060	1,375	1,416
[1]	Public Finance Authority Charter School Aid Revenue	5.750%	6/15/2062	3,000	2,891
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2062	7,339	7,695
[1]	Public Finance Authority Charter School Aid Revenue (Cherokee Classical Acadamy Project)	6.750%	6/15/2055	500	498
[1]	Public Finance Authority Charter School Aid Revenue (Cherokee Classical Acadamy Project)	7.000%	6/15/2065	1,200	1,208
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/2051	1,000	886
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/2056	2,435	2,127
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/2052	2,070	1,602
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/2057	1,310	981
[1]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/2054	1,375	1,256
[1]	Public Finance Authority College & University Revenue	4.000%	4/1/2042	1,800	1,581
[1]	Public Finance Authority College & University Revenue	4.000%	4/1/2052	6,120	4,857
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2042	1,100	1,079
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2047	1,100	1,032
[1]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/2048	7,000	4,982
[1]	Public Finance Authority Economic Development Revenue	4.500%	6/1/2056	9,500	6,935
[1]	Public Finance Authority Economic Development Revenue	6.500%	6/1/2056	2,000	1,580
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	160	163
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2037	625	625
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2038	4,050	4,051
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2039	770	775
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	350	309
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	375	325
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	8,250	8,382
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2045	2,640	2,467
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	12,880	12,028
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2048	5,220	3,627
50

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2049	1,455	1,340
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	7,750	7,060
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	7,500	7,039
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	9,000	6,982
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2051	1,925	1,477
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2051	5,000	3,271
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2052	1,800	1,562
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2052	17,500	15,701
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2053	600	563
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2054	1,365	1,234
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2056	2,125	1,589
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	7.250%	1/1/2061	7,000	7,523
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/2048	5,000	4,598
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Project)	5.500%	6/1/2055	5,705	6,020
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/2056	7,125	5,023
	Public Finance Authority Highway Revenue	5.500%	7/1/2044	5,000	5,185
	Public Finance Authority Highway Revenue	5.750%	7/1/2049	4,000	4,177
	Public Finance Authority Highway Revenue	5.750%	6/30/2060	11,500	11,876
	Public Finance Authority Highway Revenue	6.500%	6/30/2060	52,500	57,870
	Public Finance Authority Highway Revenue	5.750%	12/31/2065	21,320	22,082
	Public Finance Authority Highway Revenue	6.500%	12/31/2065	68,495	75,227
	Public Finance Authority Industrial Revenue	4.000%	8/1/2035	7,000	6,806
[1]	Public Finance Authority Industrial Revenue	4.000%	9/1/2051	3,615	2,733
[1]	Public Finance Authority Industrial Revenue	4.000%	9/1/2056	3,000	2,200
[1]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	5,349	5,239
[1]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/2037	4,835	2,458
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/2026	1,841	1,841
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/2027	13,871	13,880
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	15,049	15,067
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	6.810%	4/28/2036	7,000	7,211
	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/2039	7,548	7,602
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2047	3,250	3,212
	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	6/15/2055	750	770
	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	6/15/2055	1,000	998
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2063	5,000	5,010
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.250%	6/1/2054	2,325	2,358
[1]	Public Finance Authority Miscellaneous Revenue (American Dream @ Meadowsland Project)	7.000%	12/1/2050	2,600	2,080
[1]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.750%	12/1/2054	4,425	4,441
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/2028	1,025	1,026
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/2038	1,150	1,236
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/2039	1,190	1,270
[1]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/2041	9,600	9,997
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/2043	1,000	1,032
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/2053	1,000	986
	Public Finance Authority Sales Tax Revenue	4.000%	9/30/2051	14,035	11,644
	Public Finance Authority Sales Tax Revenue	4.000%	3/31/2056	17,555	14,206
	Public Finance Authority Tax Increment/Allocation Revenue	5.000%	8/1/2039	775	786
[1]	Public Finance Authority Tax Increment/Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/2041	6,000	6,098
[2]	Racine Unified School District GO	4.000%	4/1/2042	3,445	3,469
[2]	Racine Unified School District GO	4.000%	4/1/2044	2,435	2,402
[4]	Racine Unified School District GO	4.000%	4/1/2045	1,100	1,072
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2046	5,310	5,053
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2051	2,500	2,287
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/2046	3,850	3,490
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/2051	6,000	5,241
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2028	1,445	1,439
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,250	1,251
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	1,110	1,111
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	750	803
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	955	915
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	920	963
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	2/15/2046	200	166
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2046	18,760	17,227
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2048	10,200	10,933
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2049	15,505	14,127
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2050	1,175	1,061
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2051	7,370	6,583
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2052	3,250	3,481
51

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2054	7,355	7,773
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/2054	3,630	3,735
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.875%	7/1/2055	2,000	2,007
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2055	10,000	10,376
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2057	4,000	3,104
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/2059	2,500	2,564
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/2060	3,000	3,026
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/2034	1,250	1,379
					601,626
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2037	50	50
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/2042	840	696
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/2054	1,025	1,112
					1,858
Total Tax-Exempt Municipal Bonds (Cost $15,644,937)					15,339,658
Taxable Municipal Bonds (0.2%)
Puerto Rico (0.2%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	45,979	29,369
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	5,420	3,659
Total Taxable Municipal Bonds (Cost $31,685)					33,028
				Shares
Temporary Cash Investments (6.7%)
Investment Company (6.7%)
[17]	Vanguard Municipal Low Duration Fund (Cost $1,114,751)	3.306%		111,475,264	1,114,752
Total Investments (99.3%) (Cost $16,791,373)					16,487,438
Other Assets and Liabilities—Net (0.7%)					118,868
Net Assets (100%)					16,606,306
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $1,700,584, representing 10.2% of net assets.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Non-income-producing security—security in default.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
5	Step bond.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Security value determined using significant unobservable inputs.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
15	Securities with a value of $4,517 have been segregated as initial margin for open futures contracts.
16	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
17	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
TRAN—Tax Revenue Anticipation Note.
52

High-Yield Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2025	(644)	(78,105)	(845)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/22/2026	MSCS	5,060	Buy	5-Year MMD AAA General Obligation Scale	3.460%	242	242	—
4/23/2026	JPMC	7,590	Buy	5-Year MMD AAA General Obligation Scale	3.380%	333	333	—
4/28/2026	MSCS	4,790	Buy	30-Year MMD AAA General Obligation Scale	4.700%	460	460	—
4/28/2026	JPMC	3,193	Buy	30-Year MMD AAA General Obligation Scale	4.700%	306	306	—
4/29/2026	RBC	4,788	Buy	30-Year MMD AAA General Obligation Scale	4.650%	412	412	—
5/26/2026	MSCS	7,200	Buy	10-Year MMD AAA General Obligation Scale	3.650%	533	533	—
8/20/2026	RBC	8,850	Buy	5-Year MMD AAA General Obligation Scale	2.790%	91	91	—
8/20/2026	MSCS	4,950	Buy	5-Year MMD AAA General Obligation Scale	2.840%	63	63	—
						2,440	2,440	—
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.
At October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $2,280 in connection with open over-the-counter municipal market rate lock contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
53

High-Yield Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $15,676,622)	15,372,686
Affiliated Issuers (Cost $1,114,751)	1,114,752
Total Investments in Securities	16,487,438
Investment in Vanguard	396
Receivables for Investment Securities Sold	14,599
Receivables for Accrued Income	231,861
Receivables for Capital Shares Issued	11,267
Variation Margin Receivable—Futures Contracts	322
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,440
Other Assets	139
Total Assets	16,748,462
Liabilities
Due to Custodian	5
Payables for Investment Securities Purchased	108,671
Payables for Capital Shares Redeemed	16,814
Payables for Distributions	15,947
Payables to Vanguard	719
Total Liabilities	142,156
Net Assets	16,606,306
At October 31, 2025, net assets consisted of:

Paid-in Capital	17,592,836
Total Distributable Earnings (Loss)	(986,530)
Net Assets	16,606,306

Investor Shares—Net Assets
Applicable to 176,589,408 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,886,238
Net Asset Value Per Share—Investor Shares	$10.68

Admiral™ Shares—Net Assets
Applicable to 1,378,091,104 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,720,068
Net Asset Value Per Share—Admiral Shares	$10.68

See accompanying Notes, which are an integral part of the Financial Statements.
54

High-Yield Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Interest[1]	670,286
Total Income	670,286
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,037
Management and Administrative—Investor Shares	2,645
Management and Administrative—Admiral Shares	9,901
Marketing and Distribution—Investor Shares	108
Marketing and Distribution—Admiral Shares	734
Custodian Fees	70
Auditing Fees	32
Shareholders’ Reports and Proxy Fees—Investor Shares	38
Shareholders’ Reports and Proxy Fees—Admiral Shares	116
Trustees’ Fees and Expenses	9
Other Expenses	177
Total Expenses	15,867
Expenses Paid Indirectly	(25)
Net Expenses	15,842
Net Investment Income	654,444
Realized Net Gain (Loss)
Investment Securities Sold[1]	(153,249)
Futures Contracts	(5,213)
Realized Net Gain (Loss)	(158,462)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	112,000
Futures Contracts	1,020
Swap Contracts	2,440
Change in Unrealized Appreciation (Depreciation)	115,460
Net Increase (Decrease) in Net Assets Resulting from Operations	611,442
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $19,571, ($8), and $7, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
55

High-Yield Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	654,444	594,017
Realized Net Gain (Loss)	(158,462)	(78,343)
Change in Unrealized Appreciation (Depreciation)	115,460	1,497,895
Net Increase (Decrease) in Net Assets Resulting from Operations	611,442	2,013,569
Distributions
Investor Shares	(71,459)	(65,624)
Admiral Shares	(577,701)	(523,391)
Total Distributions	(649,160)	(589,015)
Capital Share Transactions
Investor Shares	48,894	120,827
Admiral Shares	458,202	787,501
Net Increase (Decrease) from Capital Share Transactions	507,096	908,328
Total Increase (Decrease)	469,378	2,332,882
Net Assets
Beginning of Period	16,136,928	13,804,046
End of Period	16,606,306	16,136,928

See accompanying Notes, which are an integral part of the Financial Statements.
56

High-Yield Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.70	$9.70	$9.76	$11.98	$11.68
Investment Operations
Net Investment Income[1]	.422	.401	.373	.341	.346
Net Realized and Unrealized Gain (Loss) on Investments	(.024)	.996	(.062)	(2.147)	.328
Total from Investment Operations	.398	1.397	.311	(1.806)	.674
Distributions
Dividends from Net Investment Income	(.418)	(.397)	(.371)	(.340)	(.346)
Distributions from Realized Capital Gains	—	—	—	(.074)	(.028)
Total Distributions	(.418)	(.397)	(.371)	(.414)	(.374)
Net Asset Value, End of Period	$10.68	$10.70	$9.70	$9.76	$11.98
Total Return[2]	3.86%	14.49%	3.02%	-15.43%	5.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,886	$1,842	$1,559	$1,633	$2,367
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	4.02%	3.76%	3.61%	3.09%	2.87%
Portfolio Turnover Rate	37%	29%	35%	27%	17%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.
57

High-Yield Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.70	$9.70	$9.76	$11.98	$11.68
Investment Operations
Net Investment Income[1]	.430	.409	.382	.350	.356
Net Realized and Unrealized Gain (Loss) on Investments	(.023)	.997	(.063)	(2.147)	.328
Total from Investment Operations	.407	1.406	.319	(1.797)	.684
Distributions
Dividends from Net Investment Income	(.427)	(.406)	(.379)	(.349)	(.356)
Distributions from Realized Capital Gains	—	—	—	(.074)	(.028)
Total Distributions	(.427)	(.406)	(.379)	(.423)	(.384)
Net Asset Value, End of Period	$10.68	$10.70	$9.70	$9.76	$11.98
Total Return[2]	3.94%	14.58%	3.11%	-15.36%	5.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,720	$14,295	$12,245	$12,197	$16,424
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	4.10%	3.84%	3.69%	3.17%	2.95%
Portfolio Turnover Rate	37%	29%	35%	27%	17%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
58

High-Yield Tax-Exempt Fund
Notes to Financial Statements
Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the year ended October 31, 2025, the fund’s average amount of investments in MMD Rate Locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
59

High-Yield Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $396,000, representing less than 0.01% of the fund’s net assets and 0.16% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $25,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
60

High-Yield Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	15,339,653	5	15,339,658
Taxable Municipal Bonds	—	33,028	—	33,028
Temporary Cash Investments	1,114,752	—	—	1,114,752
Total	1,114,752	15,372,681	5	16,487,438
Derivative Financial Instruments
Assets
Swap Contracts	—	2,440	—	2,440
Liabilities
Futures Contracts[1]	(845)	—	—	(845)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	16,807
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(287,534)
Capital Loss Carryforwards	(699,856)
Qualified Late-Year Losses	—
Other Temporary Differences	(15,947)
Total	(986,530)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Tax-Exempt Income	648,101	589,015
Ordinary Income*	1,059	—
Long-Term Capital Gains	—	—
Total	649,160	589,015
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,777,414
Gross Unrealized Appreciation	331,754
Gross Unrealized Depreciation	(619,290)
Net Unrealized Appreciation (Depreciation)	(287,536)
61

High-Yield Tax-Exempt Fund
F.	During the year ended October 31, 2025, the fund purchased $5,585,035,000 of investment securities and sold $5,621,954,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2025, such purchases were $38,650,000 and sales were $60,200,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	646,038	61,441	591,768	55,820
Issued in Lieu of Cash Distributions	61,507	5,852	55,936	5,242
Redeemed	(658,651)	(62,805)	(526,877)	(49,702)
Net Increase (Decrease)—Investor Shares	48,894	4,488	120,827	11,360
Admiral Shares
Issued	3,590,090	342,401	3,347,776	315,482
Issued in Lieu of Cash Distributions	400,361	38,102	358,203	33,570
Redeemed	(3,532,249)	(337,948)	(2,918,478)	(276,025)
Net Increase (Decrease)—Admiral Shares	458,202	42,555	787,501	73,027
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
62

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard High-Yield Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard High-Yield Tax-Exempt Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
63

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
Q440 122025
64

Financial Statements
For the year ended October 31, 2025
Vanguard Intermediate-Term Tax-Exempt Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	241
Tax information	242

Intermediate-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (97.3%)
Alabama (4.6%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2028	1,015	1,074
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2029	1,895	2,047
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2031	3,600	4,025
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/2027	10,030	10,260
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	3,345	3,481
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2033	1,005	1,101
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2034	1,320	1,440
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2035	1,250	1,357
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2037	1,000	1,075
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2038	1,000	1,070
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2040	755	799
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2036	11,000	11,332
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2037	34,600	37,414
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2039	5,550	5,943
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2040	4,535	4,578
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,195	2,196
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	1,000	1,113
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2039	1,000	1,104
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2040	750	821
[1]	Alabama State University College & University Revenue	5.000%	9/1/2034	950	1,082
[1]	Alabama State University College & University Revenue	5.000%	9/1/2035	800	913
[1]	Alabama State University College & University Revenue	5.000%	9/1/2036	700	793
[1]	Alabama State University College & University Revenue	5.250%	9/1/2038	650	737
[1]	Alabama State University College & University Revenue	5.250%	9/1/2039	1,250	1,405
[1]	Alabama State University College & University Revenue	5.250%	9/1/2040	1,000	1,115
	Auburn AL GO	5.000%	8/1/2039	2,000	2,184
	Auburn AL GO	5.000%	8/1/2041	2,540	2,729
	Auburn University College & University Revenue	5.000%	6/1/2034	3,115	3,647
	Auburn University College & University Revenue	5.000%	6/1/2035	1,500	1,767
	Auburn University College & University Revenue	5.000%	6/1/2035	4,545	5,355
	Auburn University College & University Revenue	5.000%	6/1/2036	7,500	8,748
	Auburn University College & University Revenue	5.000%	6/1/2037	2,000	2,310
	Auburn University College & University Revenue	5.000%	6/1/2037	5,000	5,776
	Auburn University College & University Revenue	5.000%	6/1/2039	2,000	2,268
	Auburn University College & University Revenue	5.000%	6/1/2039	2,500	2,834
	Auburn University College & University Revenue	5.000%	6/1/2040	1,090	1,220
	Auburn University College & University Revenue	5.000%	6/1/2041	1,500	1,662
	Auburn University College & University Revenue	5.000%	6/1/2041	2,500	2,770
	Auburn University College & University Revenue	5.000%	6/1/2042	2,000	2,193
	Auburn University College & University Revenue	5.000%	6/1/2042	4,000	4,387
	Auburn University College & University Revenue	5.000%	6/1/2043	1,750	1,901
	Auburn University College & University Revenue	5.000%	6/1/2044	1,470	1,585
	Auburn University College & University Revenue	5.000%	6/1/2045	1,000	1,074
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/2028	2,750	2,755
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	1,130	1,237
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,500	1,622
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	1,000	1,075
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	875	935
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	375	409
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2035	350	361
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2037	500	508
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2038	400	405
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2039	400	404
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2040	600	604
	Birmingham Water Works Board Water Revenue	5.000%	1/1/2027	1,100	1,129
	Birmingham Water Works Board Water Revenue	5.000%	1/1/2029	400	428
	Birmingham Water Works Board Water Revenue	5.000%	1/1/2031	900	999
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/2027	5,000	5,133
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2032	1,150	1,205
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2033	1,500	1,569

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2034	1,825	1,906
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2035	2,155	2,245
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2027	1,840	1,896
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2028	1,470	1,537
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2029	1,870	1,984
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	108,155	111,094
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	8/1/2033	1,355	1,472
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	2/1/2034	1,300	1,410
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2034	13,105	14,337
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	8/1/2034	3,640	3,967
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2035	7,965	8,629
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	119,875	124,826
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	108,600	114,262
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	17,660	18,664
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	90,075	95,600
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2035	83,910	90,868
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	68,115	73,890
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/2025	2,955	2,957
[3]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	3.570%	10/1/2052	71,250	70,548
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	43,865	44,391
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	16,160	16,415
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	96,435	102,809
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/2030	37,590	40,488
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	4,870	5,287
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	156,965	170,499
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	30,065	31,060
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	6/1/2032	57,890	64,249
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	159,905	173,624
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	75,960	83,361
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/2034	140,780	152,654
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2028	485	510
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2029	500	534
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2030	425	461
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	1,565	1,578
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	1,695	1,684
[4,5]	East Alabama Health Care Authority Health Care Facilities Revenue TOB VRDO	4.040%	11/3/2025	10,030	10,030
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	149,945	155,834
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2035	19,625	21,131
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	10,150	11,198
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/2031	50,355	56,590
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/2032	98,285	107,929
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2040	1,405	1,493
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2042	1,040	1,088
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2043	1,100	1,143
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2044	1,160	1,199
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2044	900	931
	Hoover AL GO	5.000%	3/1/2041	4,850	5,278
	Hoover AL GO, Prere.	4.000%	7/1/2026	2,485	2,507
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2028	500	519
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2029	1,000	1,037
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2029	500	519
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2032	1,040	1,075
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2033	1,010	1,043
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2034	1,880	1,939
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2035	2,000	2,059
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2036	2,025	2,081
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2037	1,500	1,539
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2038	1,325	1,357
	Huntsville AL GO	5.000%	5/1/2026	2,660	2,690
	Huntsville AL GO	5.000%	5/1/2034	3,515	3,663
	Huntsville AL GO	5.000%	5/1/2035	3,690	3,837
	Huntsville AL GO	5.000%	5/1/2036	3,875	4,018
	Huntsville AL GO	5.000%	5/1/2037	4,070	4,211
	Huntsville AL GO	5.000%	5/1/2038	2,270	2,344
	Huntsville AL GO	5.000%	3/1/2041	2,250	2,442
	Huntsville AL GO	5.000%	3/1/2042	845	906
	Huntsville AL GO	5.000%	3/1/2042	4,020	4,310
	Huntsville AL GO, Prere.	5.000%	5/1/2035	3,000	3,119
	Huntsville AL GO, Prere.	5.000%	5/1/2036	4,330	4,489

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Huntsville AL GO, Prere.	5.000%	5/1/2036	5,055	5,374
	Huntsville AL GO, Prere.	5.000%	5/1/2037	3,050	3,155
	Huntsville AL GO, Prere.	5.000%	5/1/2037	5,055	5,354
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	4,190	4,464
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	4,300	4,566
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	6,000	6,340
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	4,540	4,578
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	3,600	3,616
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	8,870	8,621
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2030	22,825	24,660
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	1,750	1,744
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	1,790	1,763
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2039	2,120	2,072
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	2,210	2,097
	Jacksonville State University College & University Revenue	5.000%	12/1/2029	1,465	1,562
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/2039	1,000	1,115
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/2040	1,435	1,578
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/2041	1,800	1,961
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/2042	1,670	1,803
	Jefferson County AL GO	5.000%	4/1/2026	5,985	6,036
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2026	2,650	2,699
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2028	2,540	2,614
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2029	5,305	5,462
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2030	7,575	7,800
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2032	5,000	5,144
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2033	6,700	6,887
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2034	3,305	3,393
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/2036	5,105	5,132
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/2037	16,995	17,089
	Jefferson County AL Sewer Revenue	5.000%	10/1/2027	1,295	1,344
	Jefferson County AL Sewer Revenue	5.000%	10/1/2029	1,270	1,367
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	2,100	2,300
	Jefferson County AL Sewer Revenue	5.000%	10/1/2031	2,195	2,440
	Jefferson County AL Sewer Revenue	5.000%	10/1/2032	4,425	4,979
	Jefferson County AL Sewer Revenue	5.000%	10/1/2033	6,000	6,815
	Jefferson County AL Sewer Revenue	5.000%	10/1/2034	6,500	7,338
	Jefferson County AL Sewer Revenue	5.000%	10/1/2035	5,700	6,375
	Jefferson County AL Sewer Revenue	5.000%	10/1/2036	1,625	1,804
	Jefferson County AL Sewer Revenue	5.000%	10/1/2038	7,750	8,472
	Jefferson County AL Sewer Revenue	5.000%	10/1/2039	14,500	15,710
	Jefferson County AL Sewer Revenue	5.250%	10/1/2040	2,000	2,187
	Jefferson County AL Sewer Revenue	5.250%	10/1/2041	2,000	2,175
	Jefferson County AL Sewer Revenue	5.250%	10/1/2042	11,125	11,957
	Jefferson County AL Sewer Revenue	5.250%	10/1/2043	14,750	15,747
	Jefferson County AL Sewer Revenue	5.250%	10/1/2045	24,730	26,119
[2]	Limestone County Water & Sewer Authority Water Revenue, Prere.	5.000%	12/1/2026	4,400	4,511
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2031	2,500	2,685
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2034	5,745	6,244
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/2025	36,010	36,040
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	87,835	93,436
	Mobile AL GO	5.000%	2/15/2038	14,495	16,566
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	5,095	5,144
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/2027	3,505	3,528
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/2029	3,575	3,600
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/2030	2,500	2,517
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/2031	3,000	3,021
	Montgomery AL GO	3.000%	12/1/2033	4,780	4,730
	Montgomery AL GO	3.000%	12/1/2034	3,415	3,345
	Montgomery AL GO	3.000%	12/1/2035	1,500	1,435
	Montgomery AL GO	4.000%	12/1/2035	500	512
	Montgomery AL GO	3.000%	12/1/2037	1,000	921
	Montgomery AL GO	3.000%	12/1/2038	1,000	903
	Montgomery AL GO	3.000%	12/1/2039	1,000	884
	Mountain Brook Board of Education GO	4.000%	3/1/2034	200	211
	Mountain Brook Board of Education GO	3.000%	3/1/2038	225	210
	Mountain Brook Board of Education GO	3.000%	3/1/2039	165	151

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mountain Brook Board of Education GO	3.000%	3/1/2040	250	222
	Mountain Brook Board of Education GO	3.000%	3/1/2041	490	424
	Orange Beach Water Sewer & Fire Protection Authority Water Revenue	4.000%	5/15/2035	4,000	4,126
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	4,765	5,043
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2033	5,695	5,796
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2034	4,800	4,864
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	6,265	6,307
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	6,515	6,522
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2037	6,780	6,720
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	6,050	5,929
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2039	3,330	3,220
	Selma Industrial Development Board Industrial Revenue	4.200%	5/1/2034	3,685	3,805
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	126,835	136,843
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2031	4,365	4,684
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2031	2,665	2,875
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/2032	32,945	35,683
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2031	1,250	1,353
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2032	3,505	3,732
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2032	3,475	3,711
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2032	1,600	1,748
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2033	2,795	2,990
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2033	1,000	1,098
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	1,660	1,830
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2034	1,020	1,122
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2034	1,875	2,078
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	87,895	97,370
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	88,965	95,818
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	126,755	135,693
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	25,540	26,123
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	12/1/2031	455	463
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	32,665	35,401
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	13,785	14,351
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	146,570	155,652
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	17,630	18,798
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	20,195	21,738
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	42,895	46,588
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.250%	11/1/2035	87,225	96,811
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/2030	1,600	1,625
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/2026	1,045	1,062
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/2026	1,500	1,524
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/2026	2,025	2,058
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	800	867
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	600	648
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	2,000	2,054
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	2,055	2,085
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	2,000	2,052
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2035	1,000	961
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2037	2,230	2,082
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2038	2,340	2,151
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2039	2,460	2,218
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2040	2,585	2,287
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2041	6,335	5,448
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2042	6,525	5,465
	University of Alabama College & University Revenue	3.000%	7/1/2036	8,580	8,088
	University of Alabama College & University Revenue	3.000%	7/1/2037	5,840	5,409
	University of Alabama College & University Revenue	3.000%	7/1/2037	4,825	4,469
	University of Alabama College & University Revenue	3.000%	7/1/2038	12,520	11,404
[1]	University of South Alabama College & University Revenue	5.000%	11/1/2029	1,110	1,131
[1]	University of South Alabama College & University Revenue	5.000%	4/1/2030	400	437
[1]	University of South Alabama College & University Revenue	5.000%	4/1/2031	425	463
[2]	University of South Alabama College & University Revenue	5.000%	4/1/2032	5,545	6,245
[2]	University of South Alabama College & University Revenue	5.000%	4/1/2033	4,835	5,510
[1]	University of South Alabama College & University Revenue	4.000%	4/1/2036	1,400	1,422
[1]	University of South Alabama College & University Revenue	4.000%	4/1/2038	1,000	1,009
[1]	University of South Alabama College & University Revenue	4.000%	4/1/2040	1,030	1,030
[1]	Walker County AL Board of Education Special Tax Revenue	5.000%	3/1/2041	500	542
[1]	Walker County AL Board of Education Special Tax Revenue	5.000%	3/1/2045	1,000	1,047
[1]	Walker County AL Board of Education Special Tax Revenue	5.000%	3/1/2046	1,000	1,045

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/2028	7,825	7,926
					3,776,404
Alaska (0.2%)
	Alaska GO	5.000%	8/1/2028	1,425	1,518
	Alaska GO	5.000%	8/1/2029	1,000	1,089
	Alaska GO	5.000%	8/1/2030	1,790	1,989
	Alaska GO	5.000%	8/1/2031	1,560	1,765
	Alaska GO	5.000%	8/1/2032	1,845	2,117
	Alaska GO	5.000%	8/1/2033	1,665	1,935
	Alaska GO	5.000%	8/1/2034	3,275	3,842
	Alaska GO	5.000%	8/1/2035	2,190	2,573
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2030	2,500	2,754
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2033	8,430	9,279
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2034	4,015	4,399
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2036	250	271
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.350%	12/1/2039	2,000	1,682
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/2054	3,770	4,067
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	1,800	1,972
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/2030	1,120	1,171
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2030	900	999
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2031	1,125	1,259
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2032	920	1,029
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2032	940	1,050
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2033	870	969
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2033	955	1,062
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2034	1,335	1,477
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/2037	1,750	1,808
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2027	1,485	1,549
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2028	1,250	1,332
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2029	915	995
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2032	1,870	2,142
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2033	1,945	2,254
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/2034	1,000	1,047
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/2035	850	882
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2035	3,235	3,688
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	10/1/2036	1,100	1,257
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2036	1,125	1,252
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	10/1/2037	825	934
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2037	3,080	3,357
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	10/1/2038	950	1,067
	Anchorage AK GO	4.000%	9/1/2035	1,250	1,304
	Anchorage AK GO	4.000%	9/1/2039	2,000	2,026
	Anchorage AK GO	4.000%	9/1/2041	1,000	992
	Anchorage AK GO	4.000%	9/1/2042	5,670	5,602
	Anchorage AK GO	4.000%	9/1/2042	3,295	3,255
	Anchorage AK GO	4.000%	9/1/2043	3,000	2,917
	Anchorage AK GO	4.000%	9/1/2043	4,800	4,667
	Anchorage AK GO	4.000%	9/1/2044	4,765	4,556
	Anchorage AK GO	4.000%	9/1/2044	4,475	4,279
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/2030	1,590	1,638
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/2031	2,000	2,059
	Anchorage AK Water Revenue	5.000%	5/1/2030	2,095	2,159
	Anchorage AK Water Revenue	5.000%	5/1/2031	1,570	1,616
	Anchorage AK Water Revenue	5.000%	5/1/2034	4,000	4,097
	Anchorage AK Water Revenue	5.000%	5/1/2035	4,000	4,090
	Anchorage AK Water Revenue	5.000%	5/1/2036	3,470	3,541
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2028	1,390	1,474
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2028	2,550	2,705
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2029	2,105	2,278
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2029	725	784
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2030	955	1,050
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2030	3,665	4,032
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2031	1,255	1,404
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2032	2,510	2,838
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2032	1,070	1,210
	North Slope Borough AK GO	5.000%	6/30/2027	900	933
	North Slope Borough AK GO	5.000%	6/30/2028	1,945	2,064
[6]	North Slope Borough AK GO	5.000%	6/30/2029	9,000	9,740
	North Slope Borough AK GO	5.000%	6/30/2030	1,140	1,258

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	North Slope Borough AK GO	5.000%	6/30/2030	4,805	5,302
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,000	1,073
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	795	859
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,570	2,759
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2033	1,960	2,090
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2034	1,800	1,808
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2035	2,500	2,494
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2036	3,200	3,159
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2037	2,000	1,954
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2038	2,500	2,404
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2039	1,115	1,060
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2040	3,250	3,054
					182,416
Arizona (1.3%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2032	5,000	5,708
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2034	1,250	1,292
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2035	1,280	1,320
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2037	1,500	1,541
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2037	3,000	3,461
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2038	3,250	3,718
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2039	2,100	2,381
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2041	3,000	3,331
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2042	1,000	1,099
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2043	1,000	1,087
	Arizona Board of Regents College & University Revenue	4.000%	8/1/2044	1,500	1,456
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/2042	1,000	1,084
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/2044	2,300	2,453
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/2045	3,000	3,183
	Arizona COP, ETM	5.000%	10/1/2026	10,590	10,813
	Arizona COP, ETM	5.000%	10/1/2028	11,330	12,118
	Arizona COP, ETM	5.000%	10/1/2029	17,350	18,970
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2030	4,375	4,438
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2032	14,000	14,198
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2033	5,160	5,229
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	8,000	8,370
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2029	3,005	3,070
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	5,500	5,851
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2030	1,250	1,281
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2030	735	799
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2031	850	922
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2031	625	688
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2032	710	767
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2032	380	422
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2033	1,000	1,077
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2033	700	782
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2034	1,050	1,125
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2034	550	616
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2035	935	996
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2035	650	721
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2036	1,115	1,119
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2036	430	472
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2037	400	435
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2038	600	590
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2038	950	1,010
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2038	475	512
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2039	840	820
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2039	350	374
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2040	855	824
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2040	1,305	1,372
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2040	375	399
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2041	855	893
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2041	350	369
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2042	1,800	1,860
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2042	450	469
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2043	510	526
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2044	475	486
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	4.500%	7/1/2033	465	468
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2038	300	302
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2039	1,000	1,000

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.250%	7/1/2043	275	274
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/2030	390	389
[4]	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Pebble Campus Project)	4.000%	7/15/2030	380	377
[4]	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Pebble Campus Project)	5.000%	7/15/2040	830	829
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2029	125	132
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2030	130	139
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2031	125	135
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2032	725	699
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2033	750	716
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2034	770	726
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2035	800	742
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2036	820	749
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2038	880	778
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2039	905	782
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2040	1,865	1,561
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2041	1,930	1,577
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2027	325	328
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2028	170	171
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2029	160	161
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2030	190	192
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2031	200	202
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2032	210	212
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2033	220	222
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2034	230	228
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2035	240	236
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2036	665	646
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2027	55	56
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2028	60	62
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2029	65	68
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2030	70	74
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2031	70	74
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2032	475	503
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2033	315	332
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/2034	335	332
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/2035	1,100	1,081
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/2036	310	301
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2041	920	843
[4]	Arizona IDA Charter School Aid Revenue (Pinecrest Academy of Nevada-Horizon, Inspirada & St. Rose Campus Projects)	5.750%	7/15/2038	2,060	2,074
[4]	Arizona IDA Charter School Aid Revenue (Pinecrest Academy of Nevadasloan Canyon Project)	4.000%	7/15/2030	755	753
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	325	354
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	200	216
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	300	324
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	420	452
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2035	225	228
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2036	355	360
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2037	1,235	1,251
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2038	445	450
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2039	1,215	1,225
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2040	1,145	1,143
	Arizona IDA Health, Hospital, Nursing Home Revenue	3.000%	2/1/2041	900	764
[4]	Arizona IDA Health, Hospital, Nursing Home Revenue	7.125%	5/1/2044	7,250	7,929
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/2029	1,410	1,515
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2029	2,610	2,848
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/2030	2,000	2,190
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/2030	2,780	3,059
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/2030	2,865	3,168
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/2031	1,785	1,992
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2031	5,235	5,919
	Arizona IDA Local or Guaranteed Housing Revenue	3.625%	5/20/2033	9,722	9,786
	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/2055	1,300	1,445
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/2041	3,963	4,122
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2027	400	412
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2028	325	342
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2029	700	750
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2031	325	349

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2032	325	348
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2033	350	373
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	4.000%	6/1/2034	250	256
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2035	530	562
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2036	555	586
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2037	1,325	1,395
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2038	650	682
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	4.000%	6/1/2039	500	504
[4,5]	Arizona IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	4.050%	11/3/2025	30,545	30,545
[4,5]	Arizona IDA Multifamily Housing Local or Guaranteed Revenue TOB VRDO	4.050%	11/3/2025	16,530	16,530
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/2024	1,505	46
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/2025	4,955	152
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/2026	2,605	80
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/2027	7,000	214
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/2028	8,130	249
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/2030	6,000	184
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/2031	985	30
	Arizona Lottery Revenue, ETM	5.000%	7/1/2026	6,390	6,482
	Arizona Lottery Revenue, ETM	5.000%	7/1/2027	7,000	7,263
	Arizona Lottery Revenue, ETM	5.000%	7/1/2028	5,500	5,835
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2029	10,000	10,766
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2030	2,465	2,698
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2031	6,620	7,347
	Arizona State University College & University Revenue	5.000%	7/1/2043	3,000	3,093
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.650%	7/1/2030	860	791
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.700%	7/1/2031	450	407
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.100%	7/1/2036	5,125	4,381
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.300%	7/1/2041	8,000	6,106
	Chandler AZ GO	5.000%	7/1/2027	5,800	6,029
	Chandler AZ GO	5.000%	7/1/2028	8,800	9,368
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	17,930	18,001
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	380	380
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/2041	1,860	1,894
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/2042	6,000	6,058
	Glendale AZ Excise Sales Tax Revenue	5.000%	7/1/2027	3,495	3,631
	Glendale AZ GO	4.000%	7/1/2041	1,920	1,933
	Glendale AZ GO	4.000%	7/1/2042	2,000	1,985
[6]	Glendale IDA College & University Revenue	5.000%	5/15/2040	1,375	1,512
[6]	Glendale IDA College & University Revenue	5.000%	5/15/2041	1,845	2,006
[6]	Glendale IDA College & University Revenue	5.000%	5/15/2042	1,350	1,455
[6]	Glendale IDA College & University Revenue	5.000%	5/15/2043	2,000	2,136
[6]	Glendale IDA College & University Revenue	5.000%	5/15/2044	1,625	1,719
	Glendale IDA Local or Guaranteed Housing Revenue (Royal Oaks Inspirata Pointe Project)	5.000%	5/15/2041	1,500	1,456
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2041	1,250	1,377
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2042	1,275	1,390
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2043	1,000	1,080
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2044	1,000	1,071
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/2030	1,775	1,788
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/2031	1,500	1,512
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/2028	155	158
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/2038	600	609
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/2029	110	114
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/2030	150	158
	Lake Havasu City AZ Wastewater System GO	5.000%	7/1/2035	375	444
	Lake Havasu City AZ Wastewater System GO	5.000%	7/1/2041	1,000	1,111
	Lake Havasu City AZ Wastewater System GO	5.000%	7/1/2042	1,000	1,100
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2034	400	428
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2035	250	267
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2036	200	213
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2038	250	264
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2039	225	237
	Marana AZ Pledged Excise Sales Tax Revenue	4.000%	7/1/2044	1,240	1,210
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/2033	2,310	2,310

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maricopa County High School District No. 214 Tolleson Union High School (Arizona School Improvement Bonds Projects of 2023 & 2024) GO	5.000%	7/1/2032	1,635	1,879
	Maricopa County High School District No. 214 Tolleson Union High School (Arizona School Improvement Bonds Projects of 2023 & 2024) GO	5.000%	7/1/2041	5,500	6,041
	Maricopa County High School District No. 214 Tolleson Union High School (School Improvement Project) GO	5.000%	7/1/2038	1,385	1,445
	Maricopa County High School District No. 214 Tolleson Union High School GO	4.000%	7/1/2035	1,700	1,761
	Maricopa County IDA Charter School Aid Revenue (Horizon Community Learning Center Project)	5.000%	7/1/2035	1,100	1,104
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2034	500	502
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2035	975	1,039
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2039	750	769
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2039	2,500	2,541
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2040	5,575	5,283
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.250%	7/1/2044	3,000	2,676
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.250%	7/1/2045	2,515	2,536
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2032	12,020	12,156
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	9,045	9,265
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	1,035	1,094
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	7,510	7,680
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	1,120	1,179
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	1,000	1,050
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	2,240	2,344
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2037	695	700
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	2,520	2,623
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	2,730	3,031
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2038	1,615	1,648
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/2039	875	761
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	1,360	1,480
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	2,645	2,855
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2041	5,000	5,133
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	2,400	2,566
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,500	1,587
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	2,150	2,254
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2044	1,400	1,308
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	19,065	20,702
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	2,360	2,395
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/2035	6,500	5,531
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/2035	9,930	8,449
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2027	930	889
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2030	1,235	1,105
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2031	675	591
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	3.000%	10/1/2039	14,905	12,331
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/2030	1,425	1,457
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/2031	2,010	2,053
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/2035	1,635	1,683
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/2036	2,500	2,568
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2034	275	323
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2035	625	727
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2036	1,500	1,730
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2037	1,250	1,431
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2038	1,275	1,448
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2039	1,200	1,352
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2040	1,000	1,114
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2041	850	938
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2042	875	958
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2043	875	949
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2044	1,650	1,775
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/2034	2,900	2,934
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/2035	3,110	3,144
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/2036	3,800	3,839
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/2036	375	361
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/2038	325	298
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/2039	500	449
	Mesa AZ GO	5.000%	7/1/2028	2,690	2,861
	Mesa AZ GO	5.000%	7/1/2029	2,825	3,072
	Mesa AZ GO	5.000%	7/1/2039	2,500	2,784
	Mesa AZ GO	5.000%	7/1/2040	4,835	5,348
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/2043	4,565	4,876
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2034	3,000	3,499
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2035	3,000	3,505
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2036	4,000	4,619

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2040	6,500	7,224
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2041	4,100	4,509
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2042	4,000	4,110
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2042	3,190	3,473
[1]	Mesa AZ Utility System Multiple Utility Revenue	4.000%	7/1/2043	7,000	6,873
[1]	Mesa AZ Utility System Multiple Utility Revenue	4.000%	7/1/2044	3,070	2,999
	Mesa AZ Utility System Water Revenue	3.000%	7/1/2044	1,665	1,326
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/2036	3,335	3,591
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/2036	1,000	1,165
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/2037	3,275	3,507
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/2037	800	932
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2026	250	252
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2029	700	722
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2031	700	721
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2033	300	308
	Phoenix AZ GO	5.000%	7/1/2032	1,250	1,439
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2026	1,790	1,817
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2030	3,895	4,043
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2031	12,550	13,024
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2031	1,870	1,895
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	13,160	13,321
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	2,000	2,143
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	4,500	4,661
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	3,275	3,312
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	11,565	11,696
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	3,500	3,740
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2034	8,520	8,608
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2034	12,815	12,948
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2035	2,000	2,065
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2035	24,550	25,347
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	4,190	4,318
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	10,035	10,341
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	8,750	8,824
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	3,185	3,276
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	20,065	20,640
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	8,715	8,781
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2039	2,750	3,059
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2039	1,215	1,302
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2040	2,500	2,755
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2041	1,600	1,650
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2042	1,650	1,696
[1,8]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2042	9,000	10,739
[9]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2042	11,000	13,125
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2043	13,115	14,214
[9]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2043	10,945	12,959
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	3,115	3,256
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	13,465	14,076
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	11,775	12,667
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/2037	370	383
[4]	Phoenix IDA Charter School Aid Revenue (Legacy Traditional Schools Projects)	5.000%	7/1/2036	7,540	7,555
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/2032	650	685
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/2033	765	804
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/2034	1,245	1,307
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/2032	2,625	3,008
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/2033	1,325	1,541
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2030	380	378
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2030	1,510	1,503
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2031	395	393
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/2034	2,405	2,406
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/2039	1,310	1,310
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2041	1,985	1,746
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2041	1,000	880
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	1,400	1,393
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2040	1,375	1,347
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	2,530	2,455
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2046	1,350	1,225
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2039	800	890
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2040	1,125	1,243
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2041	1,000	1,096
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2042	1,200	1,303

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2043	1,200	1,292
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2037	1,000	1,146
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2038	1,150	1,303
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2039	725	814
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2040	875	972
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2036	11,000	11,216
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2038	12,445	12,651
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	5/1/2042	2,395	2,637
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2036	1,995	2,081
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2043	8,130	8,708
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2043	4,250	4,607
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2044	6,000	6,461
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2047	3,520	3,629
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2025	19,125	19,147
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2026	7,790	7,919
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2028	270	283
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/2037	3,840	4,202
	Scottsdale AZ GO	2.000%	7/1/2040	1,715	1,299
	Sierra Vista IDA Charter School Aid Revenue	5.250%	6/15/2035	3,000	3,079
	Sierra Vista IDA Charter School Aid Revenue	6.250%	6/15/2045	6,775	6,898
[4]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.250%	6/15/2038	4,845	4,971
[4]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.250%	6/15/2042	4,460	4,491
	Tempe AZ GO	5.000%	7/1/2037	5,920	6,882
	Tempe AZ GO	5.000%	7/1/2038	6,490	7,480
	Tempe AZ GO	5.000%	7/1/2039	6,560	7,495
	Tempe IDA Health, Hospital, Nursing Home Revenue	3.500%	12/1/2030	2,525	2,512
	Tempe IDA Health, Hospital, Nursing Home Revenue	3.750%	12/1/2031	3,700	3,665
	Tucson AZ Water System Water Revenue	5.000%	7/1/2029	1,750	1,818
	Tucson IDA Local or Guaranteed Housing Revenue (Lariat Village Project) PUT	3.050%	10/1/2028	1,000	998
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,245	1,284
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	1,020	1,064
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	500	556
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,045	1,177
					1,078,740
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	1,450	1,502
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,810	1,898
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	1,200	1,262
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,500	1,590
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	1,200	1,273
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,500	1,590
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	3,885	4,109
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	1,000	1,054
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	2,275	2,399
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,085	1,157
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	1,000	1,048
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	2,200	2,311
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	900	936
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	2,300	2,404
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2036	1,000	1,037
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	1,850	1,924
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	1,400	1,449
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2038	1,250	1,288
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	1,085	1,090
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2039	1,405	1,440
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2040	1,100	1,121
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2042	3,150	2,817
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2027	1,250	1,297
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2028	1,500	1,592
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2029	1,500	1,628
	Bentonville AR Sales & Use Tax Sales Tax Revenue	4.125%	11/1/2040	2,100	2,138
	Bentonville AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2045	2,720	2,756
	El Dorado Special School District No. 15 GO	5.000%	2/1/2037	2,010	2,120
	El Dorado Special School District No. 15 GO	5.000%	2/1/2038	2,110	2,219
	El Dorado Special School District No. 15 GO	5.000%	2/1/2040	2,325	2,428

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Dorado Special School District No. 15 GO	5.000%	2/1/2041	2,440	2,538
	El Dorado Special School District No. 15 GO	5.000%	2/1/2042	2,565	2,656
[1]	Fort Smith AR Sales & Use Sales Tax Revenue	5.000%	11/1/2040	1,000	1,108
[1]	Fort Smith AR Sales & Use Sales Tax Revenue	5.000%	11/1/2043	750	805
[1]	Little Rock School District GO	2.000%	2/1/2039	8,420	6,402
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	200	205
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	185	194
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	3,000	3,045
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	3,305	3,352
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	2,815	2,852
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2039	1,000	1,086
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2029	2,735	2,761
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2031	1,535	1,550
	Rogers School District No. 30 GO	3.000%	2/1/2031	1,960	1,960
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2027	1,035	1,077
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2031	1,300	1,446
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2032	1,700	1,881
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2033	1,700	1,871
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2034	2,305	2,524
	Springdale School District No. 50 GO	3.000%	6/1/2032	3,415	3,382
	University of Arkansas College & University Revenue	5.000%	11/1/2026	600	614
	University of Arkansas College & University Revenue	5.000%	4/1/2035	1,335	1,494
					97,680
California (9.2%)
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/2033	750	782
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/2034	600	625
	ABC Unified School District GO	3.000%	8/1/2041	2,710	2,347
	Acalanes Union High School District GO	6.350%	8/1/2039	5,000	5,591
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	6,510	6,630
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	750	763
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	11,875	12,051
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	9,945	8,965
[1]	Alhambra Unified School District GO	0.000%	8/1/2032	3,000	2,480
[1]	Alhambra Unified School District GO	0.000%	8/1/2034	1,415	1,087
[1]	Alhambra Unified School District GO	0.000%	8/1/2038	6,150	3,939
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	500	565
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	1,000	1,127
	Antelope Valley Community College District GO	0.000%	8/1/2034	1,200	884
	Antelope Valley Community College District GO	0.000%	8/1/2036	1,000	653
	Antelope Valley Community College District GO	0.000%	8/1/2037	1,150	705
[6]	Antelope Valley Community College District GO	5.000%	8/1/2043	765	807
[6]	Antelope Valley Community College District GO	5.000%	8/1/2044	640	672
[2,10]	Bakersfield City School District GO, 5.750% coupon rate effective 5/1/2033	0.000%	5/1/2037	1,700	1,371
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	4,680	4,770
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2034	25,300	25,714
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2035	33,140	33,629
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	3,060	3,359
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2026	54,000	53,867
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	33,465	33,476
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	19,535	18,950
	Beverly Hills CA Unified School District GO	0.000%	8/1/2028	5,000	4,699
	Beverly Hills CA Unified School District GO	0.000%	8/1/2029	7,950	7,295
[6]	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2033	90,000	98,405
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2030	4,180	4,470
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2031	4,395	4,730
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2031	2,000	2,177
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	46,655	47,359
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	27,420	29,224
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	70,480	74,539
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	69,000	74,128
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	59,495	65,443
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	132,260	142,788
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	95,360	103,867
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	46,005	49,866
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	132,755	145,210
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	69,095	74,126
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	161,020	171,012
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	143,565	160,118
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	58,005	62,140

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	64,300	65,741
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	132,455	141,107
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	19,120	19,531
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	86,920	92,849
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	62,770	68,617
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	162,955	173,847
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	69,570	74,590
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	66,760	73,516
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	92,610	101,653
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/2050	4,620	2,994
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	600	630
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	500	535
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2035	1,800	1,793
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/2029	3,000	3,000
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2030	1,945	2,071
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2031	2,475	2,659
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2032	2,605	2,817
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2033	1,375	1,491
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2035	1,020	1,090
[9]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/2037	3,000	1,963
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	5,000	5,918
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	9,205	10,895
	California GO	5.000%	10/1/2026	10,000	10,225
	California GO	5.000%	10/1/2027	1,025	1,075
	California GO	5.000%	10/1/2027	24,000	25,167
	California GO	5.000%	8/1/2028	8,090	8,643
	California GO	5.000%	8/1/2028	15,000	16,024
	California GO	5.000%	9/1/2028	10,000	10,704
	California GO	5.000%	9/1/2029	10,000	10,948
	California GO	5.000%	9/1/2029	47,945	52,492
	California GO	5.000%	10/1/2029	90	90
	California GO	5.000%	4/1/2030	6,320	7,016
	California GO	5.000%	4/1/2030	1,700	1,887
	California GO	4.000%	8/1/2030	12,400	12,506
	California GO	5.000%	9/1/2030	5,000	5,600
	California GO	5.000%	9/1/2030	29,910	33,498
	California GO	5.000%	10/1/2030	3,275	3,674
	California GO	3.500%	12/1/2030	7,500	7,502
	California GO	5.000%	4/1/2031	10,640	12,046
	California GO	5.000%	8/1/2031	4,000	4,558
	California GO	5.000%	8/1/2031	15,000	17,092
	California GO	5.000%	9/1/2031	32,920	37,571
	California GO	5.000%	10/1/2031	3,645	4,167
	California GO	5.000%	10/1/2031	210	210
	California GO	5.000%	11/1/2031	10,000	10,505
	California GO	5.000%	4/1/2032	26,035	28,218
	California GO	5.000%	4/1/2032	5,855	6,747
	California GO	5.000%	8/1/2032	15,000	17,377
	California GO	5.000%	8/1/2032	12,190	14,122
[1]	California GO	5.250%	8/1/2032	5,560	6,441
	California GO	5.000%	9/1/2032	5,500	6,380
	California GO	4.000%	11/1/2032	4,805	4,927
	California GO	5.000%	4/1/2033	12,000	12,974
	California GO	4.000%	8/1/2033	10,020	10,079
	California GO	4.000%	9/1/2033	16,050	16,154
	California GO	5.000%	10/1/2033	55	55
	California GO	5.000%	3/1/2034	1,000	1,099
	California GO	5.000%	8/1/2034	4,190	4,253
	California GO	5.000%	8/1/2034	12,900	15,304
	California GO	5.000%	9/1/2034	1,655	1,683
	California GO	5.000%	10/1/2034	160	160
	California GO	5.000%	11/1/2034	7,770	8,627
	California GO	5.000%	11/1/2034	2,590	2,876
	California GO	5.000%	12/1/2034	1,550	1,568
	California GO	5.000%	3/1/2035	2,970	3,550
	California GO	5.000%	4/1/2035	6,435	6,927
	California GO	5.000%	4/1/2035	6,720	7,171
	California GO	5.000%	8/1/2035	4,145	4,966
	California GO	5.000%	9/1/2035	3,115	3,561
	California GO	3.000%	10/1/2035	60,975	60,347

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	3.000%	11/1/2035	2,300	2,274
	California GO	5.000%	11/1/2035	22,035	24,376
	California GO	4.000%	3/1/2036	9,475	9,856
	California GO	5.000%	3/1/2036	3,775	4,469
	California GO	5.000%	8/1/2036	7,610	8,901
	California GO	5.000%	8/1/2036	4,020	4,770
	California GO	5.000%	9/1/2036	11,555	13,323
	California GO	5.000%	9/1/2036	2,145	2,492
	California GO	5.000%	9/1/2036	4,875	5,663
	California GO	3.000%	10/1/2036	6,015	5,890
	California GO	5.000%	8/1/2037	20,000	23,200
	California GO	3.000%	10/1/2037	6,800	6,505
	California GO	5.000%	10/1/2037	6,930	7,702
	California GO	5.000%	11/1/2037	8,660	9,779
	California GO	5.000%	8/1/2039	17,000	19,435
	California GO	5.000%	10/1/2039	2,250	2,526
	California GO	5.000%	8/1/2041	11,000	12,453
	California GO	5.000%	9/1/2041	1,035	1,122
	California GO	5.000%	9/1/2041	4,000	4,462
	California GO	5.000%	3/1/2042	4,500	5,022
	California GO	5.000%	9/1/2042	12,540	13,650
	California GO	5.000%	10/1/2042	35,240	36,892
	California GO	5.000%	10/1/2042	12,000	13,142
	California GO	5.000%	11/1/2042	4,000	4,362
	California GO	5.000%	3/1/2043	2,155	2,381
	California GO	5.000%	9/1/2043	45,500	49,612
	California GO	5.000%	9/1/2043	16,625	18,210
	California GO	5.000%	3/1/2044	3,960	4,341
	California GO	5.000%	8/1/2044	3,000	3,273
	California GO	5.000%	9/1/2044	14,875	16,175
	California GO, Prere.	4.000%	3/1/2030	205	219
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	5,135	5,423
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	3,000	3,149
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	2,050	2,149
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	39,900	44,149
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	2,320	2,430
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	11,295	12,477
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	4,030	4,213
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	5,000	5,254
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,250	2,349
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	3,400	3,543
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	2,125	2,218
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	4,395	4,975
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2036	2,500	2,407
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	2,000	2,072
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	22,000	22,089
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	6,395	6,611
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	2,000	2,147
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	1,865	1,846
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	1,000	1,087
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	2,075	2,183
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2046	2,435	2,333
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	22,735	24,789
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	14,140	15,443
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	16,925	18,868
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	10/1/2035	1,130	1,286
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2031	5,000	5,631
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	27,432	28,164
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	7,642	7,920
[11]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	82,027	83,005
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	49,928	49,632
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	54,626	52,660
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	8,799	9,097
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	10,000	10,146
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	10,000	10,117
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	10,000	10,117
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2037	1,255	1,480
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2040	2,450	2,788
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2041	3,190	3,589
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2042	4,000	4,455

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2043	2,015	2,223
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/2028	24,100	22,302
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/2040	5,345	5,436
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.325%	11/20/2040	34,617	34,864
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.325%	11/20/2040	5,160	4,934
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.440%	2/20/2041	17,798	16,596
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.480%	6/1/2044	1,667	1,698
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2028	3,810	4,026
[4]	California Municipal Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	4.000%	11/3/2025	13,870	13,870
[4,5]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	4.000%	11/3/2025	4,800	4,800
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2036	2,340	2,348
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.700%	6/1/2034	625	644
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.875%	6/1/2039	5,550	5,574
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.200%	6/1/2044	10,870	10,601
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	11,240	3,357
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/2041	3,985	3,517
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2035	6,585	7,007
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2042	1,500	1,651
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	1,000	1,092
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	1,000	1,083
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	10,000	11,389
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	1,200	1,367
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	1,250	1,446
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2033	2,825	3,311
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	2,250	2,667
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2035	3,905	4,651
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2036	4,915	5,795
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2037	6,295	7,340
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	2,750	3,171
[6]	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	775	906
[6]	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2038	2,065	2,396
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2036	13,340	14,843
	California State University College & University Revenue	5.000%	11/1/2030	8,400	8,732
	California State University College & University Revenue	5.000%	11/1/2031	5,955	6,186
	California State University College & University Revenue	5.000%	11/1/2033	8,010	8,304
	California State University College & University Revenue	5.000%	11/1/2034	10,270	10,622
	California State University College & University Revenue	5.000%	11/1/2035	10,000	10,307
	California State University College & University Revenue	5.000%	11/1/2036	12,660	13,009
	California State University College & University Revenue	5.000%	11/1/2036	7,165	7,793
	California State University College & University Revenue	5.000%	11/1/2037	7,525	8,934
	California State University College & University Revenue	5.000%	11/1/2038	20,985	24,604
	California State University College & University Revenue	5.000%	11/1/2039	2,000	2,265
	California State University College & University Revenue	5.000%	11/1/2039	13,065	15,164
	California State University College & University Revenue	5.000%	11/1/2040	4,000	4,492
	California State University College & University Revenue	5.000%	11/1/2040	4,960	5,699
	California State University College & University Revenue	3.000%	11/1/2041	1,585	1,380
	California State University College & University Revenue	5.000%	11/1/2041	1,060	1,180
	California State University College & University Revenue	5.000%	11/1/2041	4,480	5,092
	California State University College & University Revenue	5.000%	11/1/2042	1,000	1,103
	California State University College & University Revenue	5.000%	11/1/2042	4,915	5,527
	California State University College & University Revenue	5.000%	11/1/2043	1,000	1,093
	California State University College & University Revenue	5.000%	11/1/2043	9,205	10,235
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2037	4,530	4,276
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/2029	10,985	10,266
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	5,925	5,984
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,000	2,019
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2029	4,100	4,104
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	14,000	15,574
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	3,500	3,531
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	35,000	40,263
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	1,000	1,079
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	70,000	82,046
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	3,000	3,044
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	1,330	1,450
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	3,725	3,915
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	4,725	4,966
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	1,000	1,010
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	2,000	2,021
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Heritage Park Apartments Project)	3.700%	4/1/2035	1,870	1,940

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	81,265	89,889
	Cerritos Community College District GO	0.000%	8/1/2028	1,000	933
	Cerritos Community College District GO	0.000%	8/1/2030	1,850	1,635
	Cerritos Community College District GO	0.000%	8/1/2031	1,000	859
	Chino Valley Unified School District GO	0.000%	8/1/2033	1,420	1,100
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2033	2,090	1,863
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2034	2,155	1,877
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2041	2,650	1,878
	Concord CA COP	2.125%	4/1/2041	2,275	1,657
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2046	25,115	21,330
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/2047	8,450	7,162
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/2047	4,690	3,729
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/2047	5,300	4,491
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/2057	12,500	8,642
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/2050	1,255	1,243
	Desert Sands Unified School District GO	5.000%	8/1/2033	1,305	1,361
[1]	Downey Unified School District GO	2.000%	8/1/2038	1,080	847
[1]	Downey Unified School District GO	2.000%	8/1/2039	1,005	766
[1]	Downey Unified School District GO	2.000%	8/1/2040	2,565	1,890
[1]	Downey Unified School District GO	2.000%	8/1/2041	3,120	2,222
	Dry Creek Joint Elementary School District GO	0.000%	8/1/2036	1,685	1,177
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2037	4,600	5,536
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2040	1,500	1,747
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2041	1,655	1,907
[1]	East Side Union High School District GO	3.000%	8/1/2034	610	611
	El Camino Community College District Foundation GO	2.000%	8/1/2040	2,500	1,886
	El Segundo Unified School District GO	0.000%	8/1/2028	2,705	2,524
	El Segundo Unified School District GO	0.000%	8/1/2029	8,655	7,863
	El Segundo Unified School District GO	0.000%	8/1/2030	9,160	8,095
[9]	Folsom Cordova Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/2026	2,985	2,913
[9]	Folsom Cordova Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/2028	2,875	2,662
	Foothill-De Anza Community College District GO	3.000%	8/1/2036	650	639
	Foothill-De Anza Community College District GO	3.000%	8/1/2037	1,150	1,101
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.200%	1/15/2029	2,000	2,217
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2034	3,000	2,359
[12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.493%	7/25/2035	16,256	14,353
[4,12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/2035	42,219	38,569
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	46,264	43,467
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	19,445	16,522
[12]	Freddie Mac Pool	3.400%	11/1/2040	3,995	3,691
	Fresno Unified School District GO	3.000%	8/1/2036	1,000	980
	Fresno Unified School District GO	3.000%	8/1/2036	2,385	2,333
[1]	Gilroy Unified School District GO	0.000%	8/1/2032	3,400	2,815
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2026	5,000	4,924
[13]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2027	5,000	4,801
[13]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2028	52,135	48,856
[2]	Imperial Community College District GO	0.000%	8/1/2030	2,020	1,710
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/2034	3,735	3,818
	Inglewood Unified School District GO	5.000%	8/1/2032	1,100	1,254
	Inglewood Unified School District GO	5.000%	8/1/2033	620	715
	Inglewood Unified School District GO	5.000%	8/1/2035	1,000	1,168
	Inglewood Unified School District GO	5.500%	8/1/2037	1,000	1,201
	Inglewood Unified School District GO	5.500%	8/1/2038	1,500	1,789
	Inglewood Unified School District GO	5.500%	8/1/2040	1,250	1,469
	Inglewood Unified School District GO	5.500%	8/1/2042	1,800	2,077
	Inglewood Unified School District GO	5.500%	8/1/2044	1,000	1,134
[1]	Kern Community College District GO	0.000%	11/1/2026	10,210	9,931
	Kern Community College District GO	3.000%	8/1/2040	3,030	2,726
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/2027	1,500	1,433
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/2028	3,520	3,275
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2028	235	252
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2040	300	331
[1]	Long Beach Unified School District GO	0.000%	8/1/2026	1,475	1,445
[1]	Long Beach Unified School District GO	0.000%	8/1/2033	3,145	2,509
	Long Beach Unified School District GO	3.000%	8/1/2040	3,090	2,743
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	23,000	26,626
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	6,250	7,382
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	11,000	13,170
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/2034	10,000	10,573

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	17,500	21,196
	Los Angeles CA Unified School District GO	3.000%	7/1/2035	2,605	2,569
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/2035	17,000	17,914
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/2036	25,525	26,811
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/2037	12,500	13,093
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	6,000	6,148
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	10,000	10,149
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	2,000	2,198
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2031	5,120	5,334
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	3,000	3,109
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	2,000	2,073
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	4,000	4,135
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2037	12,325	14,649
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	3,000	3,100
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	16,000	16,740
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	18,870	19,732
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	14,815	15,478
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	10,000	10,709
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	12,500	13,045
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	16,845	17,532
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	5,035	5,364
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	16,000	16,611
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	20,500	21,232
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	12,325	13,166
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	7,565	7,945
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2036	2,995	3,110
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2037	7,765	8,019
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	2,725	3,022
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	2,750	2,949
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	6,285	6,383
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	8,800	9,378
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2041	3,000	3,023
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	5,000	5,592
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	3,675	4,066
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	2,735	3,003
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	1,000	1,094
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2027	1,330	1,362
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	615	640
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,015	2,096
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,805	1,878
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	7,920	8,239
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	770	801
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	555	577
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	720	739
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,715	2,824
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	9,025	9,553
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	2,135	2,260
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	7,125	7,542
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	3,345	3,505
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	555	587
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	820	841
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,130	1,196
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	865	916
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	885	888
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	6,305	6,606
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	5,455	5,894
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	4,700	5,078
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,975	2,134
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,550	1,607
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	5,430	5,693
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	670	710
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,690	1,808
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	3,295	3,525
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	870	893
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	465	502
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	940	1,016
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,475	1,594
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	3,215	3,474
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,970	2,108
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	310	341

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	16,315	17,965
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	5,910	6,196
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	5,230	5,596
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	6,230	6,860
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,635	1,800
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	745	820
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	45,810	49,972
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	6,170	6,461
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	2,410	2,574
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,770	1,979
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	9,685	10,827
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	975	1,051
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,460	1,632
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	640	715
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	6,270	7,009
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	2,935	3,071
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	2,070	2,208
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	3,805	4,098
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,635	1,855
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	5,995	6,801
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	965	1,020
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,005	1,082
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,995	2,263
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	2,795	3,171
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	7,940	9,008
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,070	1,129
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	2,430	2,747
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,665	1,911
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	250	280
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	970	1,105
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,625	1,865
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	2,900	3,329
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	10,840	12,442
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	9,415	9,911
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	4,530	5,095
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	12,065	13,966
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,515	1,609
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	250	279
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	670	759
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	835	953
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	5,445	6,303
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,250	1,447
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	23,055	23,542
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	36,000	37,790
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	290	291
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	580	648
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,820	2,004
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	12,170	13,790
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	440	502
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,290	1,366
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,170	2,492
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,405	1,634
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	18,005	20,941
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	16,270	16,595
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	17,150	17,950
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	565	619
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	500	562
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	855	902
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	700	797
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	3,760	4,281
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	320	350
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	490	555
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	300	340
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	1,000	1,150
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	19,770	22,783
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	11,140	11,343
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	750	777
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	10,525	10,982
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	11,585	12,178
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,905	2,073

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	530	584
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	6,355	7,089
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	3,200	3,548
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,160	1,302
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	800	847
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,250	1,351
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	500	544
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	525	589
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	730	819
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	55	58
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,465	1,586
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,990	2,181
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,120	1,220
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	725	812
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	170	187
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,000	1,132
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	11,865	13,437
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	7,125	7,448
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	3,370	3,589
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,615	1,741
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,695	2,921
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,435	1,589
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,950	2,160
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	920	1,024
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,395	1,529
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,680	2,953
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,100	1,218
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	45,635	48,336
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,340	1,442
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	9,960	10,664
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,470	1,614
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,000	1,112
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	22,185	24,684
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	12,930	13,679
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,240	1,324
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	8,450	9,145
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	2,630	2,858
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	8,670	8,761
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	4,830	5,183
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,400	2,585
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,940	2,090
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	14,570	15,866
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	100	105
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	7,820	8,327
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,050	1,118
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,500	1,603
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,055	1,131
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,405	1,516
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,130	1,164
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	2,420	2,561
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	150	159
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,120	1,189
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	4,945	5,215
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	5,960	6,303
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	10,825	11,227
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	1,000	1,030
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	2,600	2,696
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	815	881
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	385	416
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	950	996
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	33,240	35,938
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	2,260	2,491
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	320	353
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	10,075	11,103
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	995	1,044
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	770	862
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	630	705
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	700	783
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	7,195	8,172
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	10,000	11,358

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,760	1,999
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	540	553
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	315	346
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	770	875
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	3,930	4,022
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	520	549
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	4,035	4,637
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	450	505
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	480	543
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,190	1,368
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	125	131
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,470	1,689
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	2,500	2,557
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	990	1,043
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,185	1,292
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	480	553
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	12,500	14,491
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	2,595	2,650
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,910	2,182
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	2,750	2,755
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	18,325	19,189
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,940	2,141
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,935	2,090
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	2,245	2,560
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	175	190
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	340	378
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	21,535	22,481
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	325	356
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	350	386
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,780	1,926
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	465	519
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	2,470	2,775
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	695	785
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	17,720	18,023
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	11,000	11,455
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,845	2,012
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	5,610	6,155
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	2,435	2,671
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	230	255
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	2,725	3,058
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	525	585
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	5,070	5,465
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	515	558
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	10,150	10,699
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	11,545	12,349
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,285	1,300
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	450	490
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	965	1,055
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	17,360	18,429
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	21,460	22,875
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	520	559
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	370	392
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	900	960
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	165	175
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	370	397
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	1,585	1,690
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	1,000	1,024
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	10,000	10,227
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2033	2,200	2,584
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2027	1,000	1,020
[9]	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2031	1,310	1,337
	Milpitas CA Unified School District GO	2.000%	8/1/2040	3,130	2,375
	Moreland School District GO	5.000%	8/1/2039	1,245	1,441
	Moreland School District GO	5.000%	8/1/2041	1,800	2,026
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2040	3,000	3,043
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/2034	6,000	7,366
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	14,170	17,797
[1]	New Haven Unified School District GO	0.000%	8/1/2031	1,200	1,025
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	88,375	95,656
	Novato CA Unified School District GO	3.000%	8/1/2039	2,000	1,858

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Novato CA Unified School District GO	3.000%	8/1/2040	3,425	3,072
[1]	Oak Park Unified School District GO	0.000%	8/1/2028	1,050	971
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2037	1,000	1,182
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2040	1,000	1,143
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2036	10,050	10,838
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2037	12,500	13,420
	Palomar Community College District GO	0.000%	8/1/2032	1,965	1,636
[1]	Palomar Health GO	0.000%	8/1/2030	7,000	5,784
[1]	Palomar Health GO	0.000%	8/1/2032	9,300	7,035
	Palomar Health GO	4.000%	8/1/2034	5,725	5,257
	Palos Verdes Peninsula Unified School District GO	0.000%	8/1/2032	6,050	5,038
	Palos Verdes Peninsula Unified School District GO	0.000%	8/1/2033	4,120	3,315
[9]	Paramount Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/2026	1,580	1,550
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2035	2,395	1,772
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2038	1,000	943
	Poway Unified School District GO	0.000%	8/1/2029	6,160	5,598
[1]	Poway Unified School District GO	0.000%	8/1/2031	10,000	8,569
[2]	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2032	3,125	3,129
[1]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/2030	1,375	1,438
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2026	3,625	3,552
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2027	3,670	3,474
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2028	5,580	5,126
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2029	5,610	4,992
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2037	1,170	1,189
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2039	1,635	1,643
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	2,100	2,086
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/2027	2,760	2,646
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/2028	4,350	4,065
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/2029	5,465	4,974
	Roseville CA Electric System Intergovernmental Agreement Revenue	4.000%	2/1/2036	3,365	3,397
[1]	Roseville Joint Union High School District GO	0.000%	8/1/2027	2,915	2,784
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2026	355	357
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2028	160	167
[9]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2025	13,125	13,095
[9]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2030	11,000	9,463
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2031	5,780	6,237
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2033	2,645	2,841
	San Diego CA Unified School District GO	0.000%	7/1/2036	1,000	700
	San Diego CA Unified School District GO	0.000%	7/1/2037	1,000	677
	San Diego CA Unified School District GO	0.000%	7/1/2038	5,220	3,361
	San Diego CA Unified School District GO	5.000%	7/1/2041	2,150	2,571
	San Diego CA Unified School District GO	0.000%	7/1/2044	10,825	4,918
	San Diego CA Unified School District GO	5.000%	7/1/2044	1,425	1,560
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	4,355	3,828
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	1,115	980
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	1,950	2,107
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	1,400	1,520
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	1,600	1,869
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	1,375	1,485
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	1,450	1,679
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2040	1,860	1,879
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	1,000	1,144
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	1,000	1,102
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	1,330	1,450
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	1,315	1,427
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	8,835	8,950
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2041	2,090	2,297
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2043	9,655	9,999
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2036	2,500	2,990
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2037	2,395	2,829
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2041	2,260	2,547
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2042	3,330	3,711
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2043	3,590	3,955
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2036	9,255	9,382
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	5,000	4,679
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	3,000	3,466
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2041	2,010	2,297
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2042	2,695	3,048

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	2,745	3,075
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2044	1,500	1,661
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2034	2,550	2,622
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2035	2,650	2,712
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2036	2,755	2,806
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2038	1,980	2,005
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/2033	12,465	12,473
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/2035	10,000	10,005
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/2036	10,000	10,004
[4]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.950%	11/3/2025	1,500	1,500
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2030	1,870	1,920
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	14,265	17,458
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2037	19,400	23,823
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2038	2,000	2,462
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	3,395	3,880
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	1,495	1,835
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	1,430	1,742
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2042	1,410	1,559
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2033	10,000	10,857
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	3,715	4,023
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	10,950	11,815
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2041	4,250	4,724
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	19,000	20,502
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2035	3,925	4,155
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2035	2,015	2,133
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2037	9,225	9,707
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2039	1,000	1,126
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2041	1,000	1,105
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	12,000	12,576
	San Francisco Unified School District GO	5.000%	6/15/2033	1,215	1,425
	San Francisco Unified School District GO	5.000%	6/15/2037	3,000	3,415
	San Francisco Unified School District GO	5.000%	6/15/2038	3,135	3,391
	San Francisco Unified School District GO	5.000%	6/15/2041	1,025	1,126
	San Francisco Unified School District GO	5.000%	6/15/2042	1,325	1,444
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2034	3,000	3,088
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2034	2,485	2,697
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2036	3,565	3,657
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/2035	68,705	79,430
	San Mateo Foster CA City School District GO	3.000%	8/1/2039	555	518
	San Mateo Foster CA City School District GO	3.000%	8/1/2039	555	518
	San Mateo Foster CA City School District GO	3.000%	8/1/2040	560	511
	San Mateo Foster CA City School District GO	3.000%	8/1/2041	500	445
	San Mateo Foster CA City School District GO	3.000%	8/1/2041	585	520
[10]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/2028	0.000%	9/1/2041	3,220	3,473
[13]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2029	3,535	3,196
[13]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2030	3,535	3,093
[13]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2032	3,535	2,887
[9]	Santa Ana Unified School District GO	0.000%	8/1/2029	3,315	2,983
[9]	Santa Ana Unified School District GO	0.000%	8/1/2030	2,200	1,921
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	5,525	5,225
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	4,385	4,147
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2039	7,440	6,902
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/2040	13,670	10,592
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2040	8,920	8,038
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/2041	13,960	10,475
	Santa Clara Unified School District GO	3.000%	7/1/2036	4,425	4,345
	Santa Clara Unified School District GO	3.000%	7/1/2037	3,590	3,435
	Santa Monica Community College District GO	0.000%	8/1/2027	7,065	6,758
	Santa Monica Community College District GO	0.000%	8/1/2028	7,295	6,804
	Santa Monica Community College District GO	0.000%	8/1/2029	12,640	11,479
[13]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/2027	11,125	10,617
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2035	1,640	1,623
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2038	2,700	2,522
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2039	2,900	2,660
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2040	2,500	2,229

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2041	6,945	6,038
[9]	Simi Valley Unified School District GO	0.000%	6/1/2029	6,000	5,487
[1]	Simi Valley Unified School District GO	0.000%	8/1/2029	5,000	4,553
[1]	Simi Valley Unified School District GO	0.000%	8/1/2030	3,000	2,659
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/2037	750	819
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/2039	1,000	1,081
	South San Francisco Unified School District GO	5.000%	9/1/2031	940	1,091
	South San Francisco Unified School District GO	5.000%	9/1/2034	1,010	1,226
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2030	2,940	3,237
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2033	3,410	3,924
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	93,920	101,503
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2027	695	723
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2029	920	995
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2032	500	569
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2033	330	380
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2034	795	909
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/2034	1,065	1,162
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	480	519
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2031	1,400	1,565
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2032	1,090	1,214
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2035	1,000	1,094
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	3,830	3,835
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2033	210	242
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2035	145	167
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2037	735	832
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	1,225	1,304
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	15,800	16,717
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/2027	445	459
	Stockton Unified School District COP	5.000%	2/1/2034	2,295	2,405
[2]	Stockton Unified School District GO	5.000%	8/1/2040	2,000	2,281
[2]	Stockton Unified School District GO	5.000%	8/1/2041	1,750	1,970
	Tahoe-Truckee Unified School District GO	5.000%	8/1/2031	610	620
	Tahoe-Truckee Unified School District GO	5.000%	8/1/2033	1,085	1,102
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2035	1,565	1,627
[9]	Union Elementary School District GO	0.000%	9/1/2027	7,295	6,978
[9]	Union Elementary School District GO	0.000%	9/1/2028	4,625	4,318
[9]	Union Elementary School District GO	0.000%	9/1/2028	6,275	5,848
	University of California College & University Revenue	5.000%	5/15/2031	11,205	12,797
	University of California College & University Revenue	5.000%	5/15/2031	7,850	8,965
	University of California College & University Revenue	5.000%	5/15/2032	8,635	9,204
	University of California College & University Revenue	5.000%	5/15/2033	1,500	1,776
	University of California College & University Revenue	4.000%	5/15/2034	28,825	29,338
	University of California College & University Revenue	5.000%	5/15/2036	9,010	9,525
	University of California College & University Revenue	5.000%	5/15/2036	3,000	3,292
	University of California College & University Revenue	5.000%	5/15/2036	2,000	2,311
	University of California College & University Revenue	5.000%	5/15/2037	2,120	2,429
	University of California College & University Revenue	5.000%	5/15/2037	4,500	5,156
	University of California College & University Revenue	5.000%	5/15/2037	10,050	11,854
	University of California College & University Revenue	5.000%	5/15/2037	22,680	26,751
	University of California College & University Revenue	5.000%	5/15/2038	1,000	1,135
	University of California College & University Revenue	5.000%	5/15/2038	14,875	17,343
	University of California College & University Revenue	5.000%	5/15/2038	17,190	20,042
	University of California College & University Revenue	5.000%	5/15/2039	1,150	1,244
	University of California College & University Revenue	5.000%	5/15/2039	1,000	1,130
	University of California College & University Revenue	5.000%	5/15/2039	5,000	5,649
	University of California College & University Revenue	5.000%	5/15/2039	13,015	15,055
	University of California College & University Revenue	5.000%	5/15/2040	10,000	11,418
	University of California College & University Revenue	5.000%	5/15/2040	9,990	11,406
	University of California College & University Revenue	5.000%	5/15/2041	8,000	8,546

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/2041	18,000	19,946
	University of California College & University Revenue	5.000%	5/15/2041	4,500	5,039
	University of California College & University Revenue	5.000%	5/15/2041	4,620	5,173
	University of California College & University Revenue	5.000%	5/15/2041	7,900	8,926
	University of California College & University Revenue	5.000%	5/15/2042	2,250	2,391
	University of California College & University Revenue	5.000%	5/15/2042	3,000	3,328
	University of California College & University Revenue	5.000%	5/15/2042	1,500	1,664
	University of California College & University Revenue	5.000%	5/15/2042	6,085	6,805
	University of California College & University Revenue	5.000%	5/15/2043	2,000	2,200
	University of California College & University Revenue	5.000%	5/15/2043	1,250	1,375
	University of California College & University Revenue	5.000%	5/15/2043	8,510	9,429
	University of California College & University Revenue	5.000%	5/15/2044	5,105	5,615
	University of California College & University Revenue	5.000%	5/15/2045	4,130	4,520
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	5,625	5,962
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	6,025	6,375
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2037	6,640	7,000
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2038	12,300	12,715
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2038	1,850	1,946
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2040	7,405	7,549
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2041	12,975	13,140
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	15,000	16,797
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	10,000	11,059
[1]	Upland Unified School District GO	0.000%	8/1/2031	7,445	6,383
	Ventura County Community College District GO	0.000%	8/1/2026	8,500	8,341
	Ventura County Community College District GO	0.000%	8/1/2027	8,500	8,138
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	765	792
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	655	684
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2039	545	583
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2041	430	453
[9]	West Contra Costa Unified School District GO	0.000%	8/1/2028	5,230	4,840
[1,8]	West Contra Costa Unified School District GO	0.000%	8/1/2030	13,450	11,721
[9]	West Contra Costa Unified School District GO	0.000%	8/1/2031	6,670	5,631
[1,8]	West Contra Costa Unified School District GO	0.000%	8/1/2032	18,000	14,694
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2032	6,000	4,960
[9]	West Contra Costa Unified School District GO	0.000%	8/1/2033	5,030	3,956
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2033	2,810	2,242
[2]	West Contra Costa Unified School District GO	4.000%	8/1/2033	1,715	1,864
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2033	2,310	2,712
[9]	West Contra Costa Unified School District GO	0.000%	8/1/2034	17,000	12,742
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2034	500	593
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2034	1,750	2,076
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2034	2,730	3,239
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2035	2,250	2,643
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2036	500	582
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2036	1,000	1,164
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2036	1,765	2,056
	William S Hart Union High School District GO	0.000%	8/1/2033	1,250	1,004
					7,657,566
Colorado (1.7%)
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.500%	12/1/2039	4,000	4,766
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.500%	12/1/2040	2,145	2,530
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/2037	2,295	2,366
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/2039	3,645	3,709
	Adams 12 Five Star Schools GO	5.250%	12/15/2043	13,060	14,346
	Adams County CO COP	5.000%	12/1/2030	600	601
	Adams County CO COP	5.000%	12/1/2033	1,040	1,041
	Adams County CO COP	5.000%	12/1/2034	790	791
[2]	Adams County School District No. 1 COP	5.000%	12/1/2041	3,935	4,232
[2]	Adams County School District No. 1 COP	5.000%	12/1/2042	3,770	4,008
	Arapahoe County School District No. 5 Cherry Creek GO	4.000%	12/15/2037	27,995	28,215
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2041	5,500	6,228
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2042	17,850	20,032
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2043	9,630	10,718
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2044	4,000	4,421
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/2043	10,000	10,542
[2]	Arista Metropolitan District GO	5.000%	12/1/2038	1,500	1,648
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	5,000	5,083
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	5,000	5,083
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2032	1,500	1,665

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2033	1,530	1,693
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2034	3,000	3,308
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2035	1,500	1,647
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2037	1,620	1,763
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2039	1,150	1,241
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2036	5,225	5,997
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2043	11,500	12,829
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/2039	2,525	2,843
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2034	3,055	3,143
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2035	3,000	3,081
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2036	9,020	9,247
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2037	3,915	4,004
	Broomfield CO City & County Water Revenue	4.000%	12/1/2040	3,215	3,251
	Broomfield CO City & County Water Revenue	4.000%	12/1/2042	2,645	2,628
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2028	200	211
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2030	200	218
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2032	250	279
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2034	250	283
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2035	300	337
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2036	275	306
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2037	275	304
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2038	360	394
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2039	400	434
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2040	300	323
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2041	350	372
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2042	370	389
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2043	400	417
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2044	300	310
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/2035	600	618
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/2043	4,405	4,544
	Colorado COP	5.000%	9/1/2030	1,260	1,325
	Colorado COP	5.000%	11/1/2032	1,500	1,722
	Colorado COP	5.000%	3/15/2033	1,350	1,448
	Colorado COP	5.000%	11/1/2033	1,375	1,596
	Colorado COP	4.000%	12/15/2033	23,200	23,972
	Colorado COP	5.000%	3/15/2034	1,385	1,482
	Colorado COP	5.000%	11/1/2034	1,250	1,463
	Colorado COP	4.000%	12/15/2034	16,040	16,513
	Colorado COP	4.000%	12/15/2035	15,500	15,859
	Colorado COP	5.000%	3/15/2036	2,840	3,017
	Colorado COP	4.000%	12/15/2036	3,000	3,133
	Colorado COP	6.000%	12/15/2036	3,200	3,810
	Colorado COP	4.000%	3/15/2037	1,870	1,913
	Colorado COP	4.000%	6/15/2037	1,030	1,056
	Colorado COP	3.000%	12/15/2037	10,000	9,276
	Colorado COP	4.000%	12/15/2037	9,540	9,668
	Colorado COP	6.000%	12/15/2037	10,000	11,827
	Colorado COP	4.000%	3/15/2038	2,760	2,802
	Colorado COP	4.000%	6/15/2038	1,345	1,370
	Colorado COP	6.000%	12/15/2038	7,890	9,272
	Colorado COP	4.000%	6/15/2039	1,020	1,032
	Colorado COP	4.000%	12/15/2039	5,255	5,323
	Colorado COP	4.000%	6/15/2040	1,320	1,326
	Colorado COP	4.000%	6/15/2041	1,300	1,299
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2029	1,800	1,899
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2035	4,565	4,804
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2040	3,555	3,636
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2031	130	132
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2041	375	343
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2031	880	891
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2032	1,030	1,042
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2033	2,100	2,121
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2034	2,075	2,093
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	750	751

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	590	588
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2029	600	596
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2029	430	427
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	11,930	12,789
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2030	500	497
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	355	379
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	955	945
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	9,240	9,869
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	4,000	4,273
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	560	605
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	1,220	1,253
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	3,250	3,693
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	5,000	5,333
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	8,050	9,014
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	590	642
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	5,500	6,215
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	5,000	5,320
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,000	1,094
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	3,770	3,999
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,750	2,049
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	3,300	3,603
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2035	9,625	9,860
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	10,000	11,443
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,500	1,628
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2036	5,800	5,917
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	6,400	6,738
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	7,835	8,249
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2036	1,155	1,281
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	17,455	18,610
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	5,260	5,500
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2038	2,655	2,912
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2039	1,455	1,440
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,995	2,083
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2039	2,500	2,725
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	10,955	11,577
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	4,000	4,437
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2040	4,400	4,385
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	660	703
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2041	1,000	1,056
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2042	1,000	1,048
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2043	3,565	3,749
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	15,905	14,958
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2044	5,000	5,233
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2045	5,000	5,198
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.125%	12/1/2045	3,000	3,044
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2028	800	842
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2029	700	749
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2030	1,400	1,522
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2031	1,000	1,084
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2032	1,000	1,083
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2033	1,195	1,295
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2034	1,100	1,186
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	4.000%	10/1/2035	800	804
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	3.000%	10/1/2036	2,000	1,861
[6]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2032	2,520	2,807
[6]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2042	2,685	2,849
[6]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2043	2,045	2,147
[6]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2044	1,680	1,751
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	3.000%	5/15/2030	345	338
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2031	675	689
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2032	700	713
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2033	1,345	1,363

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2034	1,400	1,412
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2035	790	793
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2041	750	696
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/2026	5,145	5,174
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/2026	8,500	8,549
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/2026	5,410	5,441
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/2026	5,500	5,531
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	8,665	8,850
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2028	22,785	23,994
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	5,650	5,990
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	15,865	17,347
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/2027	1,025	1,058
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2027	1,405	1,451
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2027	1,605	1,657
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2027	2,960	3,056
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2027	3,015	3,113
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.480%	3/1/2044	1,210	1,230
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/2050	4,795	4,743
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/2055	3,545	4,025
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/2026	1,400	1,402
	Colorado School of Mines College & University Revenue	5.000%	12/1/2041	4,495	4,905
	Colorado School of Mines College & University Revenue	5.000%	12/1/2043	4,450	4,738
	Colorado School of Mines College & University Revenue	5.000%	12/1/2044	2,250	2,378
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2038	8,545	9,860
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2039	5,500	6,282
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2041	1,175	1,292
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2042	2,010	2,192
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	1,570	1,693
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	1,060	1,143
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	8,500	9,327
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2046	1,000	966
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2047	6,520	6,813
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/2042	3,000	3,052
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2032	550	624
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2033	450	515
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2041	1,760	1,904
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2042	1,000	1,070
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2043	850	904
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2044	675	713
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2031	2,250	2,561
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2032	2,000	2,314
	Denver City & County Board of Water Commissioners Water Revenue	3.000%	12/15/2037	1,590	1,475
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2041	3,875	3,961
	Denver City & County School District No. 1 GO	5.000%	12/1/2033	13,595	13,886
	Denver City & County School District No. 1 GO	5.000%	12/1/2034	11,455	11,681
	Denver City & County School District No. 1 GO	5.000%	12/1/2034	5,625	6,654
	Denver City & County School District No. 1 GO	5.000%	12/1/2035	10,000	10,184
	Denver City & County School District No. 1 GO	5.000%	12/1/2039	2,105	2,308
	Denver City & County School District No. 1 GO	5.250%	12/1/2041	1,925	2,181
	Denver City & County School District No. 1 GO	5.250%	12/1/2042	11,100	12,452
	Denver City & County School District No. 1 GO	5.250%	12/1/2043	6,750	7,505
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2033	760	768
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2034	1,000	1,009
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2035	2,100	2,117
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2036	3,925	3,954
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2037	3,000	3,020
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2038	3,375	3,395
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2027	750	786
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2029	780	832
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2030	965	1,029
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2031	845	900
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2032	1,175	1,250
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2033	6,625	6,910
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2033	7,250	7,852
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2033	600	637
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2034	6,750	7,285
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2034	2,000	2,117
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2035	7,125	7,656
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/2036	2,000	2,023
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2036	4,725	4,969

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2038	5,985	6,254
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2039	1,295	1,417
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2040	575	625
	Denver CO City & County GO	5.000%	8/1/2034	10,000	11,429
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2030	1,000	836
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2031	1,000	801
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2032	1,050	806
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2033	2,230	1,640
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2034	2,285	1,607
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2035	1,000	1,052
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2039	4,775	4,854
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	3,300	3,491
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2039	1,000	951
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	2,455	2,294
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	500	510
	Dominion Water & Sanitation District Water Revenue	5.250%	12/1/2032	3,420	3,524
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2041	7,360	8,168
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2042	5,100	5,605
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2043	17,510	19,069
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2044	9,980	10,784
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/2029	600	626
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/2030	500	524
	Durango School District No. 9-R GO	5.250%	11/1/2042	7,800	8,680
	Durango School District No. 9-R GO	5.250%	11/1/2043	2,835	3,116
	Durango School District No. 9-R GO	5.250%	11/1/2044	2,250	2,456
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2029	24,125	21,672
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2031	5,000	4,226
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2032	9,950	8,131
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2039	450	264
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2040	2,610	1,439
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/2040	3,040	3,375
	Eagle County School District No. Re50J GO	5.000%	12/1/2033	7,475	7,634
	Eagle County School District No. Re50J GO	5.000%	12/1/2034	6,000	6,118
	Eagle County School District No. Re50J GO	5.000%	12/1/2035	3,335	3,396
	Eagle County School District No. Re50J GO	5.000%	12/1/2036	1,400	1,424
	Eagle County School District No. Re50J GO	4.000%	12/1/2041	2,730	2,751
	El Paso County School District No. 20 Academy GO	5.000%	12/15/2034	2,015	2,056
	El Paso County School District No. 20 Academy GO	5.000%	12/15/2035	1,775	1,809
	El Paso County School District No. 20 Academy GO	5.000%	12/15/2036	2,000	2,036
	El Paso County School District No. 20 Academy GO	5.000%	12/15/2037	2,000	2,032
	Elbert County Independence Water & Sanitation District Water Revenue	5.125%	12/1/2033	1,895	1,965
[12]	Freddie Mac Pool	3.750%	7/1/2039	4,868	4,594
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/2025	7,535	7,545
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/2025	7,075	7,084
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/2041	1,010	871
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/2042	885	749
	Greeley CO Water Revenue	3.000%	8/1/2039	2,000	1,799
	Greeley CO Water Revenue	3.000%	8/1/2042	2,135	1,798
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2035	600	677
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2036	550	616
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2037	600	670
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2039	1,600	1,762
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2040	1,100	1,208
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2041	1,200	1,307
[1]	Gypsum CO Sewer Revenue	5.000%	12/1/2035	1,000	1,154
[1]	Gypsum CO Sewer Revenue	5.000%	12/1/2036	1,000	1,142
[1]	Gypsum CO Sewer Revenue	5.000%	12/1/2038	1,535	1,716
[1]	Gypsum CO Sewer Revenue	5.000%	12/1/2040	1,000	1,098
[1]	Interlocken Metropolitan District GO	5.000%	12/1/2026	500	511
[1]	Interlocken Metropolitan District GO	5.000%	12/1/2026	200	204
[1]	Interlocken Metropolitan District GO	5.000%	12/1/2027	1,585	1,652
[1]	Interlocken Metropolitan District GO	5.000%	12/1/2028	760	807
	Jefferson County School District R-1 GO	5.000%	12/15/2035	1,330	1,408
	Jefferson County School District R-1 GO	5.000%	12/15/2036	18,000	19,000
	Jefferson County School District R-1 GO	5.000%	12/15/2037	24,580	25,861
[1]	Lakes at Centerra Metropolitan District No. 2 GO	4.000%	12/1/2043	1,250	1,187
[1]	Lakes at Centerra Metropolitan District No. 2 GO	4.250%	12/15/2044	1,615	1,564
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/2032	1,000	1,047
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/2034	2,740	2,845
	Larimer County CO (Ranch Project) COP	5.000%	12/1/2036	1,200	1,391

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Larimer County CO (Ranch Project) COP	5.000%	12/1/2037	1,500	1,722
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/2028	2,235	2,400
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/2033	2,510	2,591
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/2040	1,350	1,410
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/2037	1,750	1,842
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/2038	1,050	1,102
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/2029	2,030	2,129
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/2030	1,810	1,893
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.250%	12/1/2044	5,000	5,488
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.250%	12/1/2045	2,000	2,187
[1]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/2046	7,673	7,242
[1]	Mirabelle Metropolitan District No. 2 GO	4.375%	12/1/2044	1,000	972
	Montrose CO COP	5.000%	12/1/2044	3,345	3,550
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/2026	1,000	1,002
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/2029	2,000	2,003
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/2031	1,500	1,502
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/2033	1,080	1,082
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/2034	1,250	1,252
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/2035	1,125	1,127
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2026	315	322
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2028	255	272
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2032	510	580
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2033	1,045	1,183
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2034	2,100	2,364
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2035	350	391
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2035	1,750	1,956
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2036	250	277
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2036	1,750	1,942
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2037	1,600	1,761
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2038	620	678
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2038	2,000	2,186
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2039	2,000	2,170
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2041	1,600	1,712
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2042	1,250	1,326
[4]	Plaza Metropolitan District No. 1 Tax Increment/Allocation Revenue	4.500%	12/1/2030	5,905	5,907
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/2028	1,305	1,356
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/2038	37,355	45,573
	Regional Transportation District COP	5.000%	6/1/2026	1,500	1,519
	Regional Transportation District COP	5.000%	6/1/2031	3,000	3,243
	Regional Transportation District COP	5.000%	6/1/2032	5,000	5,717
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2029	1,300	1,365
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2029	1,000	1,058
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2030	600	639
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2030	500	536
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2031	700	756
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2031	550	594
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2032	800	863
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2032	1,800	1,939
	Regional Transportation District Sales Tax Revenue	4.000%	1/15/2033	3,925	4,037
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2033	1,000	1,039
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2035	8,760	8,889
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2036	3,000	3,027
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/2037	5,020	4,546
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2039	3,000	2,956
[1]	Sand Creek Metropolitan District GO	4.000%	12/1/2040	1,750	1,754
	Southlands Metropolitan District No. 1 GO	3.500%	12/1/2027	300	296
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/2037	1,115	1,121
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.375%	12/1/2030	535	546
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.125%	12/1/2039	550	575
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/2040	3,250	3,317
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/2042	7,500	7,937
	Thornton CO COP	4.000%	12/1/2035	3,940	4,005
[1]	Trails at Crowfoot Metropolitan District No. 3 GO	5.000%	12/1/2039	1,000	1,075
	University of Colorado College & University Revenue	5.000%	6/1/2030	3,645	3,865
	University of Colorado College & University Revenue	3.000%	6/1/2033	1,235	1,229
	University of Colorado College & University Revenue	5.000%	6/1/2036	350	410
	University of Colorado College & University Revenue	5.000%	6/1/2036	500	585
	University of Colorado College & University Revenue	5.000%	6/1/2037	425	493
	University of Colorado College & University Revenue	5.000%	6/1/2037	340	394
	University of Colorado College & University Revenue	5.000%	6/1/2038	500	574

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Colorado College & University Revenue	5.000%	6/1/2038	850	976
	University of Colorado College & University Revenue	5.000%	6/1/2041	350	389
	University of Colorado College & University Revenue	5.000%	6/1/2041	700	777
	University of Colorado College & University Revenue	5.000%	6/1/2042	255	280
	University of Colorado College & University Revenue	5.000%	6/1/2043	500	544
	University of Colorado College & University Revenue	5.000%	6/1/2043	760	828
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	1,980	1,951
	University of Colorado College & University Revenue, ETM	3.000%	6/1/2033	1,765	1,765
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2026	3,700	3,728
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	5,160	5,355
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	8,405	8,722
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	3,825	4,168
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	8,000	9,049
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2028	210	222
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2029	210	226
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2030	220	238
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2031	230	248
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2032	250	269
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2033	255	274
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2034	285	305
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2035	100	106
	Village Metropolitan District GO	4.150%	12/1/2030	655	653
	Village Metropolitan District GO	5.000%	12/1/2040	1,950	1,966
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2037	1,340	1,430
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2040	6,100	6,451
	Weld County School District No. 6 Greeley GO	4.000%	12/1/2041	1,370	1,376
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2044	2,000	2,077
	Weld County School District No. RE-4 GO	5.000%	12/1/2037	1,600	1,793
	Weld County School District No. RE-4 GO	5.000%	12/1/2038	1,770	1,969
	Weld County School District No. RE-4 GO	5.000%	12/1/2039	2,700	2,981
	Weld County School District No. RE-4 GO	5.000%	12/1/2040	3,300	3,620
	Weld County School District No. RE-7 Platte Valley GO	5.000%	12/1/2039	6,155	6,931
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2030	350	390
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2031	450	511
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2032	400	461
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2033	350	408
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2034	475	558
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2035	730	846
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2036	730	853
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2037	600	693
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2038	750	859
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2039	1,000	1,136
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2040	550	620
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2041	2,765	3,086
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2042	650	719
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2043	755	827
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2044	700	762
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2045	600	650
	Westminster CO Water & Wastewater Utility Water Revenue	5.000%	12/1/2043	3,250	3,533
[1]	Westminster Public Schools COP	4.000%	12/1/2033	1,825	1,872
[1]	Westminster Public Schools COP	4.000%	12/1/2034	1,070	1,095
[1]	Westminster Public Schools COP	5.000%	12/1/2035	775	815
[1]	Westminster Public Schools COP	5.000%	12/1/2036	1,210	1,269
	Westminster Public Schools GO	5.000%	12/1/2042	3,430	3,752
	Windy Gap Firming Project Water Activity Enterprise Electric Power & Light Revenue (Windy Gap Firming Project)	4.000%	7/15/2039	2,850	2,914
					1,429,610
Connecticut (0.9%)
[2]	Bridgeport CT GO	5.000%	7/1/2032	775	879
[2]	Bridgeport CT GO	5.000%	7/1/2033	2,000	2,296
[2]	Bridgeport CT GO	5.000%	7/1/2034	1,500	1,737
	Connecticut GO	5.000%	8/1/2027	670	697
	Connecticut GO	5.000%	8/1/2028	745	793
	Connecticut GO	5.000%	8/1/2029	1,150	1,249
	Connecticut GO	5.000%	9/15/2030	770	855
	Connecticut GO	5.000%	9/15/2031	1,000	1,131
	Connecticut GO	5.000%	11/15/2032	11,245	12,946
	Connecticut GO	3.000%	1/15/2033	12,000	12,011
	Connecticut GO	5.000%	11/15/2033	10,135	11,812

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut GO	5.000%	11/15/2033	11,645	13,572
Connecticut GO	3.000%	1/15/2034	2,000	1,988
Connecticut GO	5.000%	6/15/2034	350	397
Connecticut GO	5.000%	8/15/2034	5,945	6,975
Connecticut GO	5.000%	8/15/2034	6,500	7,626
Connecticut GO	5.000%	11/15/2034	7,300	8,580
Connecticut GO	5.000%	11/15/2034	11,155	13,112
Connecticut GO	3.000%	1/15/2035	9,815	9,658
Connecticut GO	5.000%	4/15/2035	1,000	1,029
Connecticut GO	5.000%	6/15/2035	350	395
Connecticut GO	5.000%	8/15/2035	3,915	4,618
Connecticut GO	5.000%	8/15/2035	4,750	5,603
Connecticut GO	5.000%	11/15/2035	5,000	5,004
Connecticut GO	3.000%	1/15/2036	8,800	8,572
Connecticut GO	4.000%	6/1/2036	4,000	4,135
Connecticut GO	5.000%	6/15/2036	350	392
Connecticut GO	5.000%	8/15/2036	5,000	5,843
Connecticut GO	3.000%	1/15/2037	6,955	6,613
Connecticut GO	5.000%	6/15/2037	250	278
Connecticut GO	3.000%	1/15/2038	23,450	21,885
Connecticut GO	5.000%	6/15/2038	400	443
Connecticut GO	3.000%	1/15/2039	11,890	10,948
Connecticut GO	3.000%	6/1/2039	2,500	2,263
Connecticut GO	5.000%	1/15/2040	2,500	2,648
Connecticut GO	5.000%	3/15/2040	1,350	1,517
Connecticut GO	5.000%	6/1/2040	750	798
Connecticut GO	5.000%	6/15/2040	500	546
Connecticut GO	5.000%	3/15/2041	4,075	4,532
Connecticut GO	5.000%	8/15/2041	3,850	4,297
Connecticut GO	5.000%	3/15/2042	1,750	1,927
Connecticut GO	5.000%	6/15/2042	600	645
Connecticut GO	5.000%	8/15/2042	8,810	9,732
Connecticut GO	3.000%	11/15/2042	3,690	3,213
Connecticut GO	5.000%	3/15/2043	1,265	1,380
Connecticut GO	5.000%	8/15/2043	6,155	6,735
Connecticut GO	3.000%	11/15/2043	2,500	2,129
Connecticut GO	5.000%	1/15/2044	1,375	1,477
Connecticut GO	5.000%	3/15/2044	825	893
Connecticut GO	5.000%	3/15/2045	785	846
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2049	1,610	1,583
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2050	2,235	2,201
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2051	1,505	1,496
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	1,995	2,202
Connecticut Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/2037	190	211
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	7,565	8,202
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2033	15,000	15,729
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2034	1,750	2,002
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2034	18,005	19,081
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2035	1,305	1,422
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	3,000	3,411
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2036	10,000	10,409
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2036	5,000	5,259
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2037	7,200	7,775
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	7,400	8,407
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2038	3,670	4,139
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2039	1,500	1,660
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2040	2,000	2,127
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2042	28,445	31,263
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2043	14,240	15,510
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2044	3,000	3,244
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2045	3,515	3,783
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	1,140	1,147
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	1,150	1,173
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	430	433
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	1,125	1,159
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	530	537
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	1,500	1,545
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	485	494
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/2029	1,905	2,074
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	2,470	2,543

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	875	888
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	560	567
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	470	474
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	455	458
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	30,000	35,636
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/2026	12,235	12,220
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/2026	3,665	3,660
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	30,620	30,402
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	9,000	9,236
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,000	1,025
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	5,250	5,464
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	1,570	1,611
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	4,030	4,256
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	20,000	21,471
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	10,150	10,687
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	10,000	10,914
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,600	1,801
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	7,900	8,319
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,500	1,730
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,000	1,032
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,162
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	1,055	1,088
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	850	862
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,850	2,912
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,000	1,029
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	4,200	4,262
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	1,235	1,267
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2037	15,170	12,958
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,500	1,509
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	1,605	1,642
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	4,730	4,723
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	4,500	4,502
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	3,500	3,453
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	4,250	4,189
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	1,000	943
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/2040	2,275	2,240
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	3.000%	7/1/2041	4,060	3,338
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	7,390	7,877
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2032	750	814
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2033	650	703
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2034	750	808
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	575	617
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2036	1,340	1,431
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2037	1,125	1,196
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2038	1,820	1,925
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2039	2,000	2,106
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2040	1,110	1,164
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/2036	405	447
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/2039	670	726
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/2042	3,660	3,890
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/2040	2,000	1,959
[4]	Harbor Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Harbor Point Project)	5.000%	4/1/2030	8,155	8,259
	Hartford CT Special Obligation Revenue	5.000%	7/15/2032	3,750	4,292
	Hartford CT Special Obligation Revenue	5.000%	7/15/2033	3,500	4,048
	Metropolitan District GO	5.000%	7/15/2027	1,640	1,713
	Metropolitan District GO	5.000%	7/15/2030	1,360	1,449
	Metropolitan District GO	5.000%	7/15/2031	1,520	1,618
	Metropolitan District GO	5.000%	7/15/2032	1,765	1,872
	Metropolitan District GO	5.000%	7/15/2033	1,325	1,435
	Metropolitan District GO	5.000%	7/15/2033	1,000	1,083
	Metropolitan District GO	5.000%	7/15/2034	1,425	1,539
	Metropolitan District GO	5.000%	7/15/2034	1,000	1,080
	Metropolitan District GO	4.000%	7/15/2035	1,880	1,940
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2034	7,370	7,605
[4]	New Canaan Housing Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2035	15,075	15,076
[2]	New Haven CT GO	5.000%	8/1/2029	500	540
[1]	New Haven CT GO	5.000%	8/1/2029	4,375	4,724
[2]	New Haven CT GO	5.000%	8/1/2030	500	549

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New Haven CT GO	5.000%	8/1/2031	3,250	3,630
[1]	New Haven CT GO	5.000%	8/1/2032	2,500	2,832
[1]	New Haven CT GO	5.000%	8/1/2033	2,680	3,067
[2]	New Haven CT GO	5.000%	8/1/2036	1,000	1,118
[2]	New Haven CT GO	5.000%	8/1/2038	1,000	1,100
	Norwalk Housing Authority Local or Guaranteed Housing Revenue	4.400%	9/1/2042	2,885	2,940
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/2030	3,400	3,435
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.750%	10/1/2032	6,410	6,621
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	5.500%	10/1/2035	500	524
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.000%	10/1/2040	1,800	1,884
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.375%	10/1/2045	1,600	1,645
	University of Connecticut College & University Revenue	5.000%	8/15/2027	1,530	1,594
	University of Connecticut College & University Revenue	5.000%	8/15/2027	1,785	1,859
	University of Connecticut College & University Revenue	5.000%	8/15/2028	1,850	1,971
	University of Connecticut College & University Revenue	5.000%	8/15/2029	1,800	1,960
	University of Connecticut College & University Revenue	5.000%	2/15/2032	2,900	2,904
	University of Connecticut College & University Revenue	5.000%	2/15/2033	6,325	6,333
	University of Connecticut College & University Revenue	5.000%	8/15/2039	675	751
	University of Connecticut College & University Revenue	5.000%	8/15/2040	925	1,022
					737,476
Delaware (0.2%)
[4]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/2039	47,152	40,125
	Delaware GO	5.000%	1/1/2026	2,000	2,007
	Delaware GO	5.000%	5/1/2028	9,425	10,002
	Delaware GO	4.000%	5/1/2042	12,000	12,207
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	4.000%	7/1/2036	340	349
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2036	6,000	5,757
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2037	4,090	3,838
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2038	8,000	7,332
[4]	Delaware State Economic Development Authority Charter School Aid Revenue	5.000%	7/1/2035	1,815	1,887
[4]	Delaware State Economic Development Authority Charter School Aid Revenue	5.750%	7/1/2045	2,275	2,292
	Delaware State Economic Development Authority Electric Power & Light Revenue	3.600%	1/1/2031	3,930	4,053
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	4.000%	10/1/2035	2,560	2,584
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	4.000%	10/1/2035	15,182	15,297
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	1,100	1,136
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,215	1,261
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,200	1,242
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	2,130	2,200
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	6,360	6,828
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,350	1,443
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	8,135	8,625
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/2035	1,500	1,629
	University of Delaware College & University Revenue	5.000%	11/1/2036	2,345	2,496
	University of Delaware College & University Revenue	5.000%	11/1/2038	535	623
	University of Delaware College & University Revenue	5.000%	11/1/2039	850	986
	University of Delaware College & University Revenue	5.000%	11/1/2040	510	588
	University of Delaware College & University Revenue	5.000%	11/1/2042	1,335	1,511
					138,298
District of Columbia (1.1%)
	District of Columbia Appropriations Revenue	5.000%	12/1/2033	1,000	1,083
	District of Columbia Charter School Aid Revenue	3.000%	6/1/2030	810	775
	District of Columbia Charter School Aid Revenue	4.000%	6/1/2030	740	732
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2034	325	335
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2040	2,240	2,202
	District of Columbia Charter School Aid Revenue	5.625%	6/1/2044	500	506
	District of Columbia College & University Revenue	5.000%	4/1/2030	250	269
	District of Columbia College & University Revenue	5.000%	4/1/2031	250	272
	District of Columbia College & University Revenue	4.000%	4/1/2032	250	257
	District of Columbia College & University Revenue	5.000%	10/1/2032	1,385	1,524
	District of Columbia College & University Revenue	4.000%	4/1/2033	280	288
	District of Columbia College & University Revenue	5.000%	10/1/2033	2,480	2,747
	District of Columbia College & University Revenue	4.000%	4/1/2034	300	307
	District of Columbia College & University Revenue	5.000%	10/1/2034	3,710	4,126
	District of Columbia College & University Revenue	4.000%	4/1/2035	300	306
	District of Columbia College & University Revenue	5.000%	10/1/2035	5,325	5,921
	District of Columbia College & University Revenue	4.000%	4/1/2036	350	356
	District of Columbia College & University Revenue	5.250%	10/1/2036	2,805	3,168
	District of Columbia College & University Revenue	3.000%	4/1/2037	1,090	995
	District of Columbia College & University Revenue	5.250%	10/1/2037	2,955	3,310

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia College & University Revenue	3.000%	4/1/2038	1,815	1,626
	District of Columbia College & University Revenue	5.250%	10/1/2038	795	884
	District of Columbia College & University Revenue	3.000%	4/1/2040	635	545
	District of Columbia College & University Revenue	3.000%	4/1/2041	295	247
	District of Columbia College & University Revenue PUT	5.000%	4/3/2035	36,805	41,530
	District of Columbia GO	5.000%	6/1/2026	3,130	3,170
	District of Columbia GO	5.000%	6/1/2027	5,615	5,821
	District of Columbia GO	5.000%	10/15/2032	6,500	6,993
	District of Columbia GO	5.000%	12/1/2032	14,000	16,129
	District of Columbia GO	4.000%	6/1/2033	7,020	7,135
	District of Columbia GO	5.000%	12/1/2033	13,625	15,878
	District of Columbia GO	5.000%	6/1/2035	13,000	13,430
	District of Columbia GO	5.000%	6/1/2035	2,070	2,138
	District of Columbia GO	5.000%	10/15/2035	15,000	15,992
	District of Columbia GO	5.000%	12/1/2035	4,620	5,439
	District of Columbia GO	4.000%	2/1/2036	2,600	2,703
	District of Columbia GO	5.000%	6/1/2036	17,555	18,099
	District of Columbia GO	5.000%	6/1/2036	11,250	11,599
	District of Columbia GO	5.000%	6/1/2037	10,395	10,700
	District of Columbia GO	5.000%	10/15/2037	17,475	18,483
	District of Columbia GO	5.000%	6/1/2038	6,000	6,165
	District of Columbia GO	5.000%	6/1/2038	11,485	11,953
	District of Columbia GO	5.000%	8/1/2038	5,010	5,662
	District of Columbia GO	5.000%	10/15/2038	16,125	16,971
	District of Columbia GO	5.000%	1/1/2039	3,000	3,307
	District of Columbia GO	4.000%	2/1/2039	5,000	5,090
	District of Columbia GO	5.000%	8/1/2039	3,475	3,893
	District of Columbia GO	5.000%	1/1/2040	4,660	5,079
	District of Columbia GO	5.000%	6/1/2041	12,620	12,679
	District of Columbia GO	5.000%	8/1/2041	5,000	5,495
	District of Columbia GO	5.000%	8/1/2041	2,225	2,445
	District of Columbia GO	5.000%	6/1/2043	5,055	5,165
	District of Columbia GO	5.000%	8/1/2044	16,480	17,668
	District of Columbia GO	4.000%	10/15/2044	1,375	1,328
	District of Columbia GO	5.000%	8/1/2045	4,500	4,803
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	6/1/2045	2,940	3,040
[14]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	9/1/2030	5,380	5,416
[4]	District of Columbia Housing Finance Agency Revenue TOB VRDO	4.050%	11/3/2025	26,550	26,550
	District of Columbia Income Tax Revenue	5.000%	12/1/2028	2,310	2,475
	District of Columbia Income Tax Revenue	5.000%	10/1/2030	22,885	25,466
	District of Columbia Income Tax Revenue	5.000%	12/1/2030	4,110	4,588
	District of Columbia Income Tax Revenue	5.000%	12/1/2031	5,000	5,682
	District of Columbia Income Tax Revenue	5.000%	3/1/2033	7,020	7,621
	District of Columbia Income Tax Revenue	5.000%	10/1/2034	12,960	14,027
	District of Columbia Income Tax Revenue	5.000%	10/1/2034	16,570	19,449
	District of Columbia Income Tax Revenue	5.000%	12/1/2034	14,550	16,588
	District of Columbia Income Tax Revenue	5.000%	12/1/2035	15,000	16,947
	District of Columbia Income Tax Revenue	5.000%	6/1/2036	10,025	11,672
	District of Columbia Income Tax Revenue	5.000%	10/1/2036	9,390	10,808
	District of Columbia Income Tax Revenue	5.000%	10/1/2037	3,075	3,502
	District of Columbia Income Tax Revenue	5.000%	12/1/2037	5,000	5,548
	District of Columbia Income Tax Revenue	3.000%	3/1/2038	23,295	22,035
	District of Columbia Income Tax Revenue	5.000%	6/1/2038	9,555	10,899
	District of Columbia Income Tax Revenue	4.000%	3/1/2039	1,005	1,020
	District of Columbia Income Tax Revenue	4.000%	5/1/2039	1,400	1,423
	District of Columbia Income Tax Revenue	5.000%	5/1/2039	3,500	3,870
	District of Columbia Income Tax Revenue	4.000%	5/1/2040	740	747
	District of Columbia Income Tax Revenue	5.000%	5/1/2040	3,975	4,353
	District of Columbia Income Tax Revenue	5.000%	6/1/2040	5,000	5,583
	District of Columbia Income Tax Revenue	5.000%	7/1/2040	19,685	21,322
	District of Columbia Income Tax Revenue	5.000%	5/1/2041	4,400	4,774
	District of Columbia Income Tax Revenue	5.000%	6/1/2041	7,500	8,287
	District of Columbia Income Tax Revenue	5.000%	7/1/2041	1,920	2,061
	District of Columbia Income Tax Revenue	5.000%	5/1/2042	4,320	4,651
	District of Columbia Income Tax Revenue	5.000%	6/1/2042	7,000	7,656
	District of Columbia Income Tax Revenue	5.000%	7/1/2042	2,345	2,500
	District of Columbia Income Tax Revenue	5.000%	6/1/2043	4,295	4,657
	District of Columbia Income Tax Revenue	5.000%	3/1/2044	6,485	6,734
	District of Columbia Income Tax Revenue	5.000%	6/1/2044	4,500	4,848
	District of Columbia Income Tax Revenue	5.000%	5/1/2045	2,000	2,079

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/2026	3,985	4,019
	District of Columbia Telecom Revenue, Prere.	5.000%	4/1/2026	2,200	2,219
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2036	1,035	1,077
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2036	2,570	2,998
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2036	3,000	3,500
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2037	1,620	1,873
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2041	10,000	11,004
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2042	13,000	14,137
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2043	1,500	1,622
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	2,270	2,340
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	1,500	1,606
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2047	1,000	1,041
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2033	2,100	2,316
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2034	2,005	2,202
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2035	1,720	1,775
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2036	1,195	1,222
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2031	1,000	1,064
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2032	600	637
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2033	3,500	3,729
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2034	2,000	2,112
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2034	3,400	3,610
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2035	1,500	1,526
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2035	2,000	2,104
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2036	2,000	1,337
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2036	2,000	2,026
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2036	2,020	2,119
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	45,700	26,687
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	12,000	7,085
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	1,850	1,176
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	1,000	621
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	10,255	6,055
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2037	3,500	3,531
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2037	2,050	2,144
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2038	1,000	1,005
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2038	2,000	2,086
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2039	2,760	1,578
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2039	1,695	1,763
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2040	1,300	701
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2027	6,350	6,602
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2028	5,440	5,668
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2029	7,450	7,766
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2034	1,000	1,034
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2035	1,010	1,038
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2036	1,000	1,022
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2038	500	505
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2033	2,500	2,604
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2034	2,000	2,068
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2035	3,040	3,121
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2036	1,500	1,534
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2037	750	762
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2038	1,995	2,014
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2039	1,240	1,247
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2027	650	676
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2028	645	684
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2029	1,920	2,081
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2036	4,000	3,766
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2038	1,500	1,671
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2038	3,000	3,340
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2039	1,360	1,505
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2040	5,650	4,944
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2040	5,250	5,763
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2040	3,670	4,028
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2043	10,200	10,943
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2043	4,700	5,042
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2044	14,060	14,955
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	6,185	6,531
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2046	1,250	1,190
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2048	15,505	16,135

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB VRDO	3.930%	11/3/2025	6,300	6,300
					890,787
Florida (3.9%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	1,000	1,001
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	640	641
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,350	1,352
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	945	950
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,325	1,327
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	155	156
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	580	587
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	470	471
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	300	300
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	1,160	1,179
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	250	250
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	22,010	22,025
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2040	525	494
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2040	1,870	1,758
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2046	1,750	1,475
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2046	1,790	1,339
[1]	Alachua County School Board COP	5.000%	7/1/2030	4,150	4,571
	Bay County School Board COP	5.500%	7/1/2042	1,600	1,737
	Braddock Lakes Community Development District Special Assessment Revenue	4.500%	5/1/2035	1,860	1,862
	Braddock Lakes Community Development District Special Assessment Revenue	5.550%	5/1/2045	1,250	1,251
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	675	734
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,480	1,660
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	1,560	1,770
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	1,635	1,815
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	5,265	5,928
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2038	7,565	8,464
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2039	830	907
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2040	6,810	7,215
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2036	9,900	10,975
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2037	10,390	11,453
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2038	7,500	8,218
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2039	11,400	12,419
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/2037	4,440	4,066
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/2039	2,000	1,785
	Broward County FL School District COP	5.000%	7/1/2035	5,000	5,630
	Broward County FL School District COP	5.000%	7/1/2036	12,795	14,334
	Broward County FL School District GO	5.000%	7/1/2033	5,605	5,901
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/2026	1,000	999
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.000%	3/1/2035	1,965	2,141
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.150%	3/1/2036	2,070	2,258
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/2027	1,285	1,339
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/2029	1,100	1,146
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/2037	4,000	4,014
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2028	3,550	3,697
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2029	3,000	3,165
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2030	2,000	2,134
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2031	4,010	4,273
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2032	1,000	1,062
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2033	2,380	2,519
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2034	4,865	5,123
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2035	1,050	1,099
[4]	Capital Projects Finance Authority FL Local or Guaranteed Housing Revenue	5.250%	6/1/2034	1,000	1,066
[4]	Capital Projects Finance Authority FL Local or Guaranteed Housing Revenue	5.250%	6/1/2039	1,875	1,944
[4]	Capital Projects Finance Authority FL Local or Guaranteed Housing Revenue	5.250%	6/1/2044	1,600	1,603
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/2039	5,320	5,219
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	4.000%	8/1/2030	265	267
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/2040	300	304
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,275	1,249
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,040	1,907
[4]	Capital Trust Authority Charter School Aid Revenue	5.125%	6/15/2033	2,000	2,076
[4]	Capital Trust Authority Charter School Aid Revenue	4.750%	6/15/2040	800	770
[4]	Capital Trust Authority Charter School Aid Revenue	6.000%	6/15/2043	3,600	3,688
[4]	Capital Trust Authority Charter School Aid Revenue (Academic Charter Schools Inc. Project)	5.000%	6/1/2044	1,635	1,502
[4]	Capital Trust Authority Charter School Aid Revenue (Mason Classical Academy Project)	5.000%	6/1/2039	2,010	1,976
[4]	Capital Trust Authority Charter School Aid Revenue (Mason Classical Academy Project)	5.000%	6/1/2044	1,525	1,413
	Capital Trust Authority Charter School Aid Revenue (Plato Academy Schools Project)	4.250%	12/15/2034	4,635	4,605

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital Trust Authority Charter School Aid Revenue (Plato Academy Schools Project)	5.000%	12/15/2044	4,150	3,941
[4]	Capital Trust Authority Charter School Aid Revenue (The Learning Center Project)	6.500%	6/15/2045	2,545	2,563
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2032	11,015	12,293
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2035	9,000	10,121
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2029	10,000	10,065
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2032	5,000	5,714
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2033	11,500	13,265
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2034	11,000	12,803
[1]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/2036	12,000	10,000
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2037	5,850	6,008
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2037	2,125	2,188
	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/2038	2,365	2,186
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2038	4,190	4,308
[1]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/2040	7,310	5,692
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	6,500	6,556
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	9,500	9,581
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2026	4,950	5,024
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2026	7,060	7,166
	Central Florida Tourism Oversight District GO	4.000%	6/1/2032	3,115	3,168
	Central Florida Tourism Oversight District GO	4.000%	6/1/2034	10,000	10,048
	Central Florida Tourism Oversight District GO	5.000%	6/1/2037	5,000	5,119
[1,10]	Cityplace Community Development District Special Assessment Revenue, 3.650% coupon rate effective 11/1/2025	0.000%	5/1/2028	3,000	3,037
[1,10]	Cityplace Community Development District Special Assessment Revenue, 4.000% coupon rate effective 11/1/2025	0.000%	5/1/2033	4,000	4,216
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2040	1,000	1,099
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2041	1,000	1,090
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2042	1,000	1,080
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2043	1,000	1,070
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2044	1,500	1,593
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2029	2,075	2,209
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2031	2,000	2,174
	Coral Springs FL Special Obligation Revenue (Municipal Complex Project)	5.000%	9/1/2033	1,000	1,017
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	5.500%	5/1/2044	1,000	1,021
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2028	220	231
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2030	220	231
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2032	300	314
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2038	1,655	1,714
[1]	Duval County Public Schools COP	5.000%	7/1/2034	2,000	2,179
[1]	Duval County Public Schools COP	5.000%	7/1/2035	2,250	2,438
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2034	2,340	2,429
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2035	3,510	3,635
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2036	2,205	2,280
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2037	2,870	2,961
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	4,100	4,371
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	4,095	4,349
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	7,985	8,448
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	6,660	7,014
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	5,985	6,268
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	16,015	16,584
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	7,320	7,473
[1]	Escambia County School Board COP	5.000%	2/1/2042	2,915	3,129
[1]	Escambia County School Board COP	5.250%	2/1/2043	3,445	3,724
[1]	Escambia County School Board COP	5.250%	2/1/2044	2,250	2,415
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2030	1,375	1,507
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2031	1,445	1,604
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2032	1,520	1,710
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2034	1,685	1,875
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2035	1,765	1,953
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2036	1,855	1,896
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2037	1,930	1,962
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2038	650	727
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2039	700	775
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2040	725	796
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2041	815	888
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2042	1,100	1,189
	Florida Department of Transportation Lease (Appropriation) Revenue	3.000%	7/1/2035	1,870	1,796
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2031	14,180	16,039
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2031	18,240	20,632

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2033	9,030	9,094
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2038	7,000	7,101
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2039	2,180	1,971
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2041	7,330	7,418
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2042	9,675	9,691
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2043	10,250	10,093
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/2029	1,250	1,252
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2030	430	402
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	9/15/2030	940	911
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2031	445	411
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.900%	6/15/2035	830	858
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.500%	6/15/2040	2,795	2,904
[4]	Florida Development Finance Corp. Charter School Aid Revenue	6.000%	6/15/2045	2,250	2,327
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2028	820	838
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2030	1,080	1,103
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2032	1,635	1,667
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2033	765	779
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2034	800	813
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2035	1,055	1,070
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2040	1,650	1,657
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/2040	4,100	3,875
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2029	315	318
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2031	680	683
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2031	285	297
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2042	455	457
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2042	480	482
[4]	Florida Development Finance Corp. Charter School Aid Revenue(Corner Stone Classical Academy Inc. Project)	5.250%	6/1/2044	845	822
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2028	315	330
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2029	285	304
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,375	1,441
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	1,075	1,115
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	2,110	1,955
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2038	3,500	3,503
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	1,600	1,354
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2038	1,600	1,722
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2040	1,750	1,856
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2041	1,450	1,527
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2042	1,500	1,568
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2043	1,495	1,553
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2044	1,000	1,033
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	11,880	12,879
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/2033	1,600	1,718
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/2034	6,605	7,061
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/2035	2,300	2,448
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/2036	6,000	6,349
[4]	Florida Development Finance Corp. Local or Guaranteed Housing Revenue (SFP - Tampa I - The Henry Project)	5.000%	6/1/2044	1,700	1,663
	Florida GO	5.000%	7/1/2026	15,845	16,085
	Florida GO	5.000%	6/1/2027	16,240	16,853
	Florida GO	5.000%	6/1/2028	5,000	5,314
	Florida GO	5.000%	6/1/2028	5,000	5,314
	Florida GO	4.000%	6/1/2029	2,700	2,718
	Florida GO	5.000%	6/1/2029	15,115	16,431
	Florida GO	4.000%	6/1/2030	2,590	2,637
	Florida GO	4.000%	6/1/2032	45	46
	Florida GO	4.000%	6/1/2032	2,400	2,444
	Florida GO	4.000%	6/1/2033	5,570	5,604
	Florida GO	4.000%	7/1/2042	7,150	7,263
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/2035	1,000	1,021
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/2036	1,580	1,609
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/2038	2,000	2,020
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/2039	1,000	1,006
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2028	400	419

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2029	435	464
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2029	325	347
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2030	1,000	1,084
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2030	325	352
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2031	1,000	1,079
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2031	350	385
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2032	1,180	1,270
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2032	600	657
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2033	750	807
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2033	330	360
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2034	800	861
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2034	600	651
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2035	850	914
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/2038	550	556
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/2040	820	726
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2030	2,045	2,077
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2033	2,305	2,337
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2035	3,615	3,657
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2036	3,795	3,834
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2033	2,370	2,389
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2034	3,920	3,951
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2036	140	141
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2035	2,000	2,044
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2037	2,810	2,846
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2038	2,405	2,424
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2039	2,635	2,644
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2040	3,370	3,365
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	5.000%	12/1/2042	1,925	2,070
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/2052	6,175	6,145
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2055	9,775	10,670
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,865	3,185
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	9,775	10,897
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	3,350	3,750
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	1,555	1,562
[4]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.200%	11/15/2030	4,000	4,019
[4]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.450%	11/15/2031	1,000	1,009
[4]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	5.500%	11/15/2035	500	523
[4]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	6.625%	11/15/2045	2,500	2,628
	Florida Lottery Revenue	5.000%	7/1/2026	25,950	26,351
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/2032	6,945	6,890
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/2033	4,750	4,684
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2039	350	383
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2040	500	544
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2041	600	647
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2042	500	535
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2043	325	345
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/2041	1,000	1,096
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/2042	2,000	2,174
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/2043	1,500	1,618
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2031	200	223
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2032	175	197
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2033	200	225
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2034	325	363
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2037	425	467
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2039	475	514

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2040	500	537
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2041	550	586
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2042	400	426
[12]	Freddie Mac Pool	3.300%	8/1/2039	25,575	23,959
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2027	160	167
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2030	4,000	4,177
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2034	5,030	5,227
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2035	5,040	5,227
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2037	5,000	5,160
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/2026	680	693
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/2026	625	637
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/2027	2,890	3,013
[4]	Gas Worx Community Development District Special Assessment Revenue	4.625%	5/1/2030	120	122
[4]	Gas Worx Community Development District Special Assessment Revenue	5.000%	5/1/2036	615	641
[4]	Gas Worx Community Development District Special Assessment Revenue	5.750%	5/1/2045	1,000	1,027
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2036	680	690
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2037	2,325	2,356
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/2026	65	66
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/2026	225	230
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	1,460	1,476
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,100	2,121
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,270	2,293
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	2,020	2,040
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.750%	6/1/2041	2,000	1,813
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	5.500%	5/1/2044	1,000	1,013
[1]	Hernando County School District COP	5.000%	7/1/2031	5,925	5,982
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2028	345	337
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2029	355	345
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2030	365	350
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2031	375	356
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2032	285	284
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2033	300	297
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2034	245	238
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2035	255	246
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2036	260	248
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2040	1,200	942
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	4.500%	5/1/2031	500	505
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.150%	5/1/2044	1,000	999
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	3,915	4,383
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2037	1,040	1,064
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2038	1,160	1,182
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2039	1,640	1,663
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2040	1,775	1,791
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2041	1,270	1,277
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/2026	28,000	28,650
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2041	6,145	5,320
	Hillsborough County FL Utility Water Revenue	4.000%	8/1/2031	3,215	3,368
[2]	Hillsborough County FL Utility Water Revenue	3.000%	8/1/2037	3,340	3,148
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.600%	10/1/2028	9,530	9,557
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	22,470	24,477
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.875%	10/1/2031	26,515	27,043
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	3,115	3,166
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	11,600	13,459
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	1,660	1,837
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	2,000	2,168
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	4,640	4,920
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	7,500	7,880
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2027	2,590	2,681
	Hollywood FL GO	5.000%	7/1/2042	3,705	3,932
	Jacksonville FL General Fund Revenue	4.000%	10/1/2039	2,000	2,035
	Jacksonville FL General Fund Revenue	4.000%	10/1/2041	1,150	1,163
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,255	2,333
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	3,890	4,035
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	3,000	3,115
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,875	1,939
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	3,790	3,930
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	4,510	4,673
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,635	1,686
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2033	4,730	4,892

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	4,970	5,127
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	5,220	5,371
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2036	5,475	5,617
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	5,755	5,891
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	2,965	3,031
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/2039	1,650	1,608
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/2040	2,175	2,099
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2028	1,735	1,812
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2033	3,425	3,693
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2034	2,000	2,076
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2035	2,930	3,147
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2036	2,840	3,038
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2037	3,245	3,459
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2038	2,000	2,124
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	7,400	7,710
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	10,000	10,397
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	6,090	6,335
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2031	7,000	7,279
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	8,000	8,310
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2035	10,000	10,285
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2035	3,500	3,776
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2035	3,000	3,480
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2036	2,700	2,715
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2036	10,195	10,352
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2036	9,125	9,303
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2037	4,000	4,016
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2037	6,860	6,959
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2038	1,750	1,780
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2038	4,500	4,569
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2027	11,000	11,502
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2028	2,340	2,446
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2030	1,925	2,014
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2030	1,490	1,556
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2033	11,205	11,452
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2034	1,150	1,252
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2035	5,500	5,596
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2035	1,180	1,277
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2035	2,525	2,733
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2036	1,000	1,030
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2038	1,080	1,102
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2039	4,600	4,673
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2039	1,185	1,204
	JEA Water & Sewer System Water Revenue	3.000%	10/1/2040	2,500	2,244
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2040	640	647
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2042	3,750	4,052
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2043	4,485	4,805
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2044	4,440	4,729
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/2032	1,340	1,422
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/2035	1,495	1,579
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/2036	1,200	1,265
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/2038	2,275	2,383
	Lakeland FL Appropriations Revenue	5.000%	10/1/2036	2,220	2,545
	Lakeland FL Appropriations Revenue	5.000%	10/1/2038	1,245	1,402
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/2038	2,000	2,318
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/2039	2,185	2,213
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/2039	1,000	1,155
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/2040	1,395	1,407
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/2041	1,400	1,406
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	2,000	2,001
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	5,000	5,085
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2040	3,500	3,828
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	4,000	4,332
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	9,475	10,133
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	2,200	2,334
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	2,430	2,556
	Langley South Community Development District Special Assessment Revenue (Assessment Area One Project)	5.125%	5/1/2044	1,515	1,512
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	2,250	2,315
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2029	515	523
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2029	2,160	2,171

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/2029	1,000	1,007
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	1,870	1,899
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	575	583
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	4,500	4,723
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	5,695	5,953
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	3,000	3,126
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	7,585	7,647
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Shell Point/Waterside Health Project)	5.000%	11/15/2039	1,000	1,027
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue	4.550%	1/1/2040	3,316	3,511
	Lee County School Board COP	5.000%	8/1/2027	5,010	5,052
	Lee County School Board COP	5.000%	8/1/2028	4,080	4,087
	Lee County School Board COP	5.000%	8/1/2034	3,500	3,547
	Lee County School Board COP	5.000%	8/1/2035	4,270	4,325
	Lee County School Board COP	5.000%	8/1/2038	1,000	1,101
	Manatee County FL (Conservation & Park Project) GO	5.000%	5/1/2043	2,090	2,267
[1]	Marion County School Board COP	5.000%	6/1/2041	10,000	10,939
[1]	Marion County School Board COP	5.000%	6/1/2042	10,000	10,840
[1]	Marion County School Board COP	5.000%	6/1/2043	7,000	7,526
[1]	Marion County School Board COP	5.250%	6/1/2044	18,000	19,531
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2046	2,085	1,932
	Miami Beach FL GO	3.000%	5/1/2032	4,440	4,436
	Miami Beach FL GO	3.000%	5/1/2033	2,340	2,324
	Miami Beach FL GO	5.000%	5/1/2034	2,920	3,136
	Miami Beach FL GO	5.000%	5/1/2035	4,000	4,280
	Miami Beach FL GO	5.000%	5/1/2036	2,700	2,875
	Miami Beach FL GO	5.000%	5/1/2037	5,695	6,039
	Miami Beach FL GO	5.000%	5/1/2038	5,980	6,307
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2028	1,910	1,913
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2029	2,015	2,018
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2030	1,860	1,863
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2032	1,335	1,337
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2034	2,500	2,503
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2035	4,400	4,406
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/2028	1,695	1,764
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/2029	3,920	4,078
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2031	2,500	2,554
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2032	2,230	2,275
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2033	2,400	2,442
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2034	2,555	2,594
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2035	2,760	2,801
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/2030	1,215	1,269
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	825	826
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,000	1,001
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2041	1,000	951
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2046	1,020	925
[1]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2036	3,500	3,958
[1]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2037	2,225	2,489
[1]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2038	4,140	4,588
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.000%	1/1/2043	8,005	8,666
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.000%	1/1/2044	2,820	3,029
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/2030	2,630	2,870
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/2031	2,765	3,009
[2]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2033	1,520	1,568
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2027	1,430	1,460
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2028	3,010	3,138
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2029	3,160	3,304
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2031	3,495	3,653
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2033	3,865	4,019
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2034	4,060	4,221
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2035	2,000	2,076
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2036	1,735	1,953
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2037	1,250	1,399
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2038	1,500	1,669
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2040	4,235	4,624
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2041	5,450	5,916
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2042	5,880	6,349
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2043	4,000	4,290
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	6,780	7,716
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	10,540	11,995
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2034	10,215	11,726

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2034	9,635	11,060
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2035	10,000	11,538
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2041	10,000	11,123
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2044	8,000	8,502
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2044	10,000	10,820
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2045	3,710	3,925
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2045	5,000	5,386
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2046	4,290	4,517
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2026	3,420	3,425
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2027	3,470	3,475
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2027	1,245	1,247
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2028	1,885	1,907
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2029	2,150	2,175
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	1,690	1,692
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2031	2,000	2,002
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2032	1,000	1,010
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2032	2,550	2,552
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2033	6,450	6,455
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2039	625	625
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2034	1,705	1,721
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2035	5,390	5,438
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2035	8,210	8,283
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2036	8,620	8,687
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/2033	6,785	6,965
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2028	440	470
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2030	485	537
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2033	5,150	5,647
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2034	1,615	1,659
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2034	4,005	4,069
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2035	3,100	3,167
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2035	2,880	2,923
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2036	1,260	1,280
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2038	4,250	4,277
	Miami-Dade County FL GO	3.000%	7/1/2032	9,740	9,698
	Miami-Dade County FL GO	3.000%	7/1/2033	10,030	9,948
	Miami-Dade County FL GO	5.000%	7/1/2033	4,710	5,091
	Miami-Dade County FL GO	5.000%	7/1/2037	5,000	5,030
	Miami-Dade County FL GO	5.000%	7/1/2039	6,485	6,805
	Miami-Dade County FL GO	5.000%	7/1/2041	2,170	2,281
	Miami-Dade County FL GO	5.000%	7/1/2044	5,000	5,178
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	3,870	4,157
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2044	4,740	5,007
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2045	2,800	2,945
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2046	5,225	5,474
[1]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/2045	6,000	2,372
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2029	5,000	4,447
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2031	2,155	1,799
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2032	3,285	3,539
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2032	2,890	2,333
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2034	3,625	3,889
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2034	4,915	5,271
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2034	2,640	1,973
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2035	5,675	6,061
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2036	3,405	3,543
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2036	5,955	6,341
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2037	3,195	3,391
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2037	5,000	5,307
[2]	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2037	3,000	1,953
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2038	4,405	4,658
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2038	6,565	6,942
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2038	27,735	16,897
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2039	4,625	4,869
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2039	6,895	7,259
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2039	18,250	10,533
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2040	7,650	8,318
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2040	6,610	3,601
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2041	8,035	8,691
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2041	4,100	2,109
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2042	4,795	4,663
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2042	8,435	9,051

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2042	1,795	871
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2043	5,000	5,336
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2044	9,300	9,844
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2044	5,000	2,170
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2045	2,500	1,037
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2030	10,965	11,056
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2031	10,000	10,081
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	2,000	2,051
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	5,000	5,296
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2045	5,000	5,248
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2047	5,750	5,998
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2030	10,000	11,128
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2031	10,000	11,345
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2034	11,000	11,194
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2034	5,260	5,510
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2035	5,000	5,076
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2035	7,000	7,287
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2036	2,650	2,500
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2036	8,025	8,128
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2036	3,225	3,397
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2037	7,765	7,992
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2037	5,370	5,639
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2038	4,720	4,939
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2039	4,285	4,365
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2040	2,395	2,099
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2040	2,250	2,499
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2041	2,500	2,751
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2042	3,305	3,603
[1,2]	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2043	5,065	4,139
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2043	18,845	19,367
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2044	1,885	1,947
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2046	2,265	2,353
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	500	557
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2032	1,000	1,037
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	1,020	1,049
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2037	1,000	1,025
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2046	2,675	2,454
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/2040	1,677	1,697
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	1/1/2028	8,065	8,107
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2030	3,400	3,400
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2040	3,450	3,336
	Miami-Dade County School Board GO	5.000%	3/15/2035	1,130	1,137
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2038	4,195	4,308
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2039	1,080	1,102
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2040	9,210	9,354
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2043	7,000	6,918
	Mirada Community Development District Special Assessment Revenue	5.000%	5/1/2034	370	384
	Mirada Community Development District Special Assessment Revenue	5.625%	5/1/2044	1,165	1,176
	Monroe County FL Sales Tax Revenue	5.000%	4/1/2043	4,990	5,400
[4]	Normandy Community Development District Special Assessment Revenue	5.300%	5/1/2044	1,980	1,944
	North AR-1 Pasco Community Development District Special Assessment Revenue	5.750%	5/1/2044	775	795
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	5,000	5,093
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	5,000	5,163
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	5,000	5,163
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	4,535	4,676
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	3,955	4,063
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2032	1,870	2,077
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2034	2,040	2,107
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2036	2,210	2,246
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2038	2,385	2,399
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2039	2,485	2,493
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2040	2,580	2,565
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2041	2,685	2,637
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2029	1,000	1,072
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2033	5,350	5,858
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2035	5,900	6,397
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2036	6,195	6,683
[1]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/2037	2,000	2,048
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2037	4,000	4,294

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2038	6,830	7,294
[1]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/2039	1,375	1,401
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2039	7,165	7,617
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2043	31,450	32,665
[4]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	4.375%	5/15/2035	770	776
[4]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	5.500%	5/15/2045	1,000	1,016
[1]	Okaloosa County School Board COP	5.000%	10/1/2042	4,050	4,360
[1]	Okaloosa County School Board COP	5.000%	10/1/2043	4,035	4,290
[1]	Okaloosa Gas District Natural Gas Revenue	5.000%	10/1/2032	4,455	5,067
[1]	Okaloosa Gas District Natural Gas Revenue	5.000%	10/1/2033	2,825	3,254
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/2029	1,915	1,924
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	7,930	8,087
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	460	487
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,055	3,112
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	480	515
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	1,500	1,527
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	755	818
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,650	1,851
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,585	1,733
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	2,000	2,271
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,665	1,830
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	5,185	5,270
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,750	1,917
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,000	1,123
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	1,000	1,107
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	1,025	1,152
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	1,500	1,640
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2040	2,055	2,150
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	1,400	1,520
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	990	1,066
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	2,500	2,731
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	2,625	2,801
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2045	4,875	5,146
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2046	3,135	3,294
[4,5]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.050%	11/3/2025	52,720	52,720
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2028	10,920	10,961
	Orange County School Board COP, Prere.	5.000%	8/1/2026	21,500	21,866
	Orlando FL Miscellaneous Revenue	5.000%	10/1/2037	3,000	3,111
[1]	Orlando FL Miscellaneous Revenue	5.000%	11/1/2037	8,600	9,600
	Orlando FL Miscellaneous Revenue	5.000%	10/1/2038	3,030	3,134
[1]	Orlando FL Miscellaneous Revenue	5.000%	11/1/2038	5,000	5,535
[1]	Orlando FL Miscellaneous Revenue	5.000%	11/1/2039	5,000	5,484
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2026	2,285	2,329
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2027	1,325	1,377
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2029	2,020	2,101
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2031	5,425	5,640
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2033	2,095	2,175
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2034	5,000	5,181
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2035	3,125	3,232
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2037	2,020	2,078
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2032	1,000	1,152
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2032	3,000	3,455
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2033	650	758
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2033	1,000	1,166
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2033	2,000	2,332
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2034	1,100	1,295
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2034	3,500	4,120
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2034	1,110	1,307
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2034	5,000	5,886
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2036	1,000	1,153
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2037	1,000	1,143
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2038	1,000	1,134
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2039	920	1,035
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2040	1,200	1,338
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2041	1,700	1,876
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2042	1,250	1,366
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2042	1,835	2,006
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2043	1,000	1,083
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2043	1,345	1,457
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2044	1,000	1,076

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	25,240	23,117
	Orlando Utilities Commission Water Revenue	5.000%	10/1/2037	1,100	1,242
	Orlando Utilities Commission Water Revenue	5.000%	10/1/2038	1,000	1,120
	Osceola County Expressway Authority Highway Revenue, ETM	5.550%	10/1/2029	1,000	1,104
	Osceola County Expressway Authority Highway Revenue, ETM	5.650%	10/1/2030	1,400	1,587
	Osceola County Expressway Authority Highway Revenue, ETM	5.750%	10/1/2031	1,625	1,890
	Osceola County Expressway Authority Highway Revenue, Prere.	5.800%	10/1/2031	2,060	2,402
	Osceola County Expressway Authority Highway Revenue, Prere.	5.900%	10/1/2031	3,000	3,514
	Osceola County FL Sales Tax Revenue	5.000%	10/1/2043	3,305	3,573
	Osceola County FL Sales Tax Revenue	5.000%	10/1/2044	3,290	3,527
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2028	1,000	895
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2029	1,410	1,213
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2029	500	528
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2030	1,500	1,241
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2030	600	632
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2031	1,990	1,579
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2031	1,765	1,860
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2032	2,400	1,826
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2032	900	948
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2033	3,670	2,669
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2033	950	998
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2034	1,300	1,362
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2035	1,300	1,356
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2036	2,535	1,595
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2036	1,300	1,350
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2037	2,850	1,705
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2037	1,440	1,490
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2038	3,250	1,838
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2038	1,705	1,757
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2039	1,200	1,232
	Palm Beach County Educational Facilities Authority College & University Revenue	5.000%	10/1/2043	3,010	3,040
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/2033	6,000	6,056
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/2037	7,910	7,978
[4]	Palm Beach County FL College & University Revenue	5.500%	10/1/2045	4,000	4,093
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.000%	6/1/2044	11,465	11,360
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	600	647
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	1,350	1,348
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	600	645
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,035	1,108
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,000	1,067
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,100	1,171
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	1,510	1,601
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	1,740	1,672
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	1,260	1,331
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	1,125	1,132
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	1,295	1,364
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2037	1,150	1,266
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	2,365	2,480
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2038	1,515	1,662
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	1,750	1,828
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	1,470	1,302
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2044	2,385	1,875
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2032	260	286
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2035	800	856
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2037	770	813
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2038	435	457
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2039	400	417
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2040	400	414
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2041	420	433
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2042	560	574
	Palm Beach County School District COP	5.000%	8/1/2038	2,500	2,761
	Palm Beach County School District COP	5.000%	8/1/2039	2,070	2,269
	Palm Beach County School District COP	5.000%	8/1/2040	4,000	4,329

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/2034	1,000	1,097
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/2037	530	569
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/2038	500	534
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/2039	1,000	1,059
	Parrish Lakes Community Development District Special Assessment Revenue	5.500%	5/1/2044	855	865
[4]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	37,500	40,420
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2031	4,000	4,511
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2032	4,000	4,579
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2033	4,245	4,880
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2034	5,000	5,716
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2035	5,000	5,677
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2036	4,420	4,982
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2037	1,720	1,952
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2038	1,365	1,538
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2039	1,860	2,081
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2040	3,490	3,873
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2041	3,000	3,300
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2042	6,330	6,908
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2043	6,680	7,235
	Pasco County FL Sales Tax Revenue	5.000%	10/1/2042	2,220	2,414
	Pasco County FL Sales Tax Revenue	5.000%	10/1/2043	2,350	2,531
	Pasco County FL Sales Tax Revenue	5.000%	10/1/2044	2,275	2,430
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/2036	2,000	1,929
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/2037	3,190	3,036
	Pembroke Pines FL Miscellaneous Revenue	3.000%	7/1/2036	4,825	4,488
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	4.000%	6/1/2036	3,180	2,860
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/2039	1,380	1,383
	Pinellas County School Board (Master Lease Program) COP	4.000%	7/1/2034	1,000	1,047
	Polk County FL Utility System Water Revenue	5.000%	10/1/2037	1,810	1,970
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/2030	2,210	2,226
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2036	620	724
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2037	600	694
	Sarasota County FL Utility System Water Revenue	5.250%	10/1/2039	1,990	2,227
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2040	825	928
	Sarasota County FL Utility System Water Revenue	5.250%	10/1/2040	1,570	1,745
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2041	875	974
	Sarasota County FL Utility System Water Revenue	5.250%	10/1/2041	1,830	2,016
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2042	825	909
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2045	4,025	4,198
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/2038	13,550	14,009
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2026	2,260	2,293
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2027	1,295	1,344
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2035	3,500	3,987
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2036	3,220	3,643
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2037	2,500	2,810
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2031	275	272
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2036	785	744
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2041	425	371
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.000%	11/15/2029	2,000	2,035
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.250%	11/15/2039	3,250	3,219
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/2033	11,090	11,129
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	4,345	4,404
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	5,010	5,192
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	3,500	3,629
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	4,000	4,146
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2033	9,025	9,152
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	13,865	14,292
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	16,890	19,296
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	5,000	5,133
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	9,000	8,429
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	17,690	19,329
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2029	670	657
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2030	400	391
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2031	620	605
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2036	3,165	2,961
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2041	4,755	4,142
[1]	St. Johns County School Board COP	5.000%	7/1/2040	1,525	1,659
[1]	St. Johns County School Board COP	5.000%	7/1/2042	5,860	6,286

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	St. Johns County School Board COP	5.000%	7/1/2043	3,860	4,107
[1]	St. Johns County School Board COP	5.000%	7/1/2044	2,710	2,866
	St. Lucie County FL Miscellaneous Revenue	4.125%	10/1/2042	2,225	2,271
	St. Lucie County FL Miscellaneous Revenue	4.250%	10/1/2043	2,315	2,344
[4]	Sunrise Community Development District Special Assessment Revenue	4.500%	5/1/2035	440	437
[4]	Sunrise Community Development District Special Assessment Revenue	5.625%	5/1/2045	1,700	1,684
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/2025	1,800	1,802
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/2027	1,600	1,602
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/2028	1,550	1,552
	Tampa Bay Water Revenue	5.000%	10/1/2041	2,000	2,203
	Tampa Bay Water Revenue	5.000%	10/1/2043	2,500	2,703
	Tampa Bay Water Revenue	5.000%	10/1/2043	3,500	3,784
	Tampa Bay Water Revenue	5.000%	10/1/2044	2,500	2,684
	Tampa Bay Water Revenue	5.000%	10/1/2044	3,000	3,221
[9]	Tampa Bay Water Revenue, ETM	6.000%	10/1/2029	10,010	11,123
	Tampa FL Appropriations Revenue	3.000%	10/1/2035	2,870	2,831
	Tampa FL Appropriations Revenue	2.000%	10/1/2038	3,620	2,870
	Tampa FL Appropriations Revenue	2.000%	10/1/2039	4,815	3,737
	Tampa FL Appropriations Revenue	2.000%	10/1/2040	5,125	3,879
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2026	1,400	1,402
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2030	1,650	1,652
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2032	1,880	1,883
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2033	2,340	2,343
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2034	2,505	2,509
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2035	1,680	1,682
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2028	290	304
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2029	300	319
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	575	620
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2031	375	408
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2032	300	325
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2033	275	296
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2034	375	402
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2036	1,075	1,145
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	7/1/2037	400	373
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2037	3,125	3,158
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/2039	1,000	987
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2040	1,200	1,258
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/2045	5,220	4,807
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2033	400	303
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2034	2,440	1,768
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2035	2,320	1,603
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2037	3,000	1,872
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2039	2,400	1,342
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2040	1,250	657
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2028	2,500	2,546
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2029	2,500	2,547
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2030	3,705	3,774
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2032	605	621
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2033	625	639
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2034	650	663
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2035	680	692
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2036	705	715
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/2033	1,730	1,746
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/2034	1,285	1,295
	Two Lakes Community Development District Special Assessment Revenue	5.000%	5/1/2044	1,000	1,022
	University of Florida Department of Housing & Residence Education Housing System Local or Guaranteed Housing Revenue	4.000%	7/1/2033	6,720	7,056
	USF Financing Corp. COP	5.000%	7/1/2030	5,420	5,429
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.375%	5/1/2045	900	907
[4]	Venice FL Health, Hospital, Nursing Home Revenue	4.625%	1/1/2030	750	751
[4]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.250%	1/1/2030	450	451
[4]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.500%	1/1/2030	400	401
	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	5.000%	1/1/2037	1,000	1,007
	Village Community Development District No. 13 Special Assessment Revenue	2.550%	5/1/2031	1,500	1,433
	Village Community Development District No. 13 Special Assessment Revenue	2.850%	5/1/2036	1,000	903
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.000%	5/1/2034	995	1,007
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.850%	5/1/2038	1,000	1,032
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.200%	5/1/2039	2,515	2,488
[4]	Village Community Development District No. 15 Special Assessment Revenue	5.000%	5/1/2043	2,415	2,447
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.550%	5/1/2044	1,555	1,497

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2027	1,000	1,041
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2028	1,500	1,561
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2036	3,500	4,001
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2037	4,175	4,736
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2042	4,930	5,024
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2035	400	408
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2036	510	519
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2037	725	734
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2038	750	759
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2039	1,000	1,008
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2032	1,185	1,300
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2032	500	543
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2033	1,485	1,642
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2033	1,000	1,092
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2034	1,560	1,728
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2034	1,000	1,094
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2035	1,855	2,029
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2036	1,720	1,872
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2036	500	541
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2037	1,805	1,950
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2038	1,415	1,519
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2039	1,340	1,426
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2040	1,340	1,430
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2041	850	899
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2042	1,000	1,051
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2043	2,300	2,399
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2044	2,375	2,463
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	5.750%	5/1/2044	1,190	1,218
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2036	1,000	1,094
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2038	2,000	2,164
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2040	2,250	2,409
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2041	1,855	1,973
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2041	1,000	1,064
					3,244,922
Georgia (3.3%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2036	9,230	10,159
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2037	9,740	10,656
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2039	9,335	10,100
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2027	1,000	1,002
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2028	1,365	1,368
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2030	1,280	1,283
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2038	3,180	3,363
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2040	11,000	11,528
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2040	4,400	4,768
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	1,995	2,121
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	1,045	1,135
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/2039	1,500	1,524
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2039	5,880	6,424
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2040	3,175	3,440
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2041	6,485	6,973
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2041	1,795	1,953
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2042	2,415	2,602
	Atlanta GA GO	5.000%	12/1/2039	7,840	8,641
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/2025	6,565	6,565
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/2026	15,280	15,762
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2033	5,000	5,822
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2034	4,000	4,695
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	6,180	6,474
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	4,000	4,190
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	3,260	3,415
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	4,010	4,201
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	14,010	14,677
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	1,000	1,048
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2035	3,065	3,213

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2036	1,020	1,070
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,500	2,686
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,650	1,766
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,850	3,037
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,535	2,693
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	2,990	3,166
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	1,335	1,408
	Brookhaven Urban Redevelopment Agency Intergovernmental Agreement Revenue	4.000%	7/1/2043	1,710	1,717
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/2029	880	910
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/2030	1,080	1,117
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/2032	1,435	1,482
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/2033	1,595	1,645
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2036	1,000	1,025
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2037	1,290	1,315
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2038	1,355	1,373
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project)	2.200%	10/1/2032	2,100	1,844
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/2026	3,855	3,864
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	2,215	2,221
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	2,280	2,286
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.700%	6/13/2028	1,335	1,353
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/2029	6,000	6,025
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	9,465	9,608
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	4,520	4,588
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/2033	450	466
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/2035	1,245	1,279
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/2037	775	787
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/2038	680	628
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/2039	925	847
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/2040	1,000	911
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2039	3,450	3,878
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2041	1,400	1,534
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2042	1,000	1,085
	Cherokee County Board of Education GO	5.000%	8/1/2033	1,780	1,809
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,285	3,327
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	3,250	3,291
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2030	430	471
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2032	410	453
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2034	470	516
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2035	300	328
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/2036	650	662
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/2037	715	725
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/2038	635	643
[4]	Cobb County Development Authority Private Schools Revenue (Mt. Bethel Christian Academy Project)	5.000%	6/1/2035	1,155	1,191
[4]	Cobb County Development Authority Private Schools Revenue (Mt. Bethel Christian Academy Project)	6.000%	6/1/2045	2,180	2,252
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2032	475	492
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2032	795	823
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2033	725	750
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2033	425	439

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2034	500	513
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2035	600	613
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	750	761
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2037	800	742
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	790	791
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	500	501
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2040	1,150	1,212
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2040	1,150	1,212
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	400	391
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2045	1,500	1,186
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2026	700	706
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2029	1,640	1,688
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2030	1,230	1,266
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2032	2,250	2,312
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2033	2,620	2,689
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2034	3,350	3,432
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2035	2,500	2,558
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2036	4,300	4,392
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2037	4,500	4,589
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2041	3,710	3,996
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2042	2,320	2,476
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2043	3,885	4,108
Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.250%	10/1/2041	2,570	2,902
Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.250%	10/1/2044	1,750	1,920
Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2035	1,130	1,203
Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2037	8,160	8,611
Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2038	9,100	9,554
Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2039	9,565	9,998
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2029	1,280	1,321
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2030	1,020	1,053
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/2032	1,000	1,010
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2034	1,100	1,135
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2036	1,160	1,193
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2029	1,210	1,288
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2030	1,265	1,371
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2031	1,065	1,154
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2032	1,020	1,104
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2034	1,450	1,483
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2035	1,490	1,519
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2036	1,000	1,015
Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/2033	1,800	1,846
Dalton GA GO	5.000%	2/1/2042	9,000	9,228
Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2039	1,000	1,113
Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2040	1,000	1,104
Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2041	1,170	1,277
Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2042	630	680
DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2032	7,680	8,844
DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2035	1,145	1,292
DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2038	1,060	1,172
DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2038	6,205	7,073
DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.125%	12/1/2034	5,775	5,806
DeKalb County Housing Authority Local or Guaranteed Housing Revenue	5.000%	12/1/2034	3,000	3,232
DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/2034	7,680	7,738
DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Kensington Station Project)	4.000%	12/1/2033	12,700	12,957
DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/2034	15,610	15,684
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,074

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Douglasville-Douglas County Water & Sewer Authority Water Revenue	2.000%	6/1/2033	2,305	2,081
	Fayette County Development Authority Recreational Revenue	5.000%	10/1/2039	1,000	1,082
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2030	400	432
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2033	1,000	1,115
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2034	1,500	1,682
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2035	1,650	1,836
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2036	1,800	1,989
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2037	2,000	2,195
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2038	2,100	2,291
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2040	3,200	3,420
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2041	1,500	1,588
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2042	2,200	2,311
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2043	1,305	1,359
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2044	2,160	2,234
	Forsyth County School District GO	5.000%	2/1/2034	2,535	2,668
	Forsyth County School District GO	5.000%	2/1/2037	2,250	2,351
[12]	Freddie Mac Pool	3.400%	3/1/2038	9,825	9,493
[12]	Freddie Mac Pool	3.700%	9/1/2038	6,623	6,360
	Fulton County Development Authority College & University Revenue	5.000%	6/15/2034	1,160	1,246
	Fulton County Development Authority College & University Revenue	5.000%	6/15/2036	1,015	1,080
	Fulton County Development Authority College & University Revenue	5.000%	6/15/2038	1,165	1,231
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,010	3,048
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,640	2,673
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,600	1,705
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,825	1,939
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	1,750	1,846
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2036	8,810	9,330
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2037	2,200	2,223
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2038	3,500	3,526
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2026	600	605
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2029	500	515
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2030	870	895
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2031	900	926
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2035	4,700	4,809
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2037	2,820	2,876
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	1,680	1,678
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	7,500	7,557
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2029	3,865	3,882
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2029	1,870	1,878
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2030	1,945	1,959
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2031	2,030	2,046
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/2037	8,665	8,834
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2041	13,735	12,461
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	2,640	2,678
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2038	5,355	5,434
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	2,580	2,525
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	10/15/2030	8,695	9,617
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2034	21,755	23,556
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2035	12,095	13,048
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/2036	7,715	7,831
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/2037	1,500	1,518
	Gainesville School District GO	4.000%	11/1/2035	1,000	1,043
	Gainesville School District GO	4.000%	11/1/2036	1,000	1,037
	Georgia GO	5.000%	7/1/2029	10,730	11,694
	Georgia GO	5.000%	1/1/2031	11,165	12,559
	Georgia GO	4.000%	2/1/2031	2,765	2,768
	Georgia GO	5.000%	7/1/2031	10,955	11,676

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia GO	5.000%	1/1/2032	14,420	16,527
	Georgia GO	4.000%	2/1/2032	4,000	4,007
	Georgia GO	3.000%	2/1/2034	21,780	21,733
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	12/1/2055	2,605	2,948
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/2044	4,195	4,245
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2029	1,140	1,217
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2030	1,225	1,303
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2031	1,385	1,473
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2032	1,450	1,542
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2033	1,200	1,274
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2034	2,295	2,431
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2035	925	977
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2036	1,145	1,205
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2037	1,115	1,166
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2038	1,150	1,197
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2033	2,000	2,064
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2035	2,305	2,359
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2036	1,000	1,017
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2037	1,500	1,518
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/2038	710	621
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/2039	730	622
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/2040	500	411
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2029	500	521
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2031	890	927
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2031	1,655	1,743
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2032	750	780
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2032	600	632
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2033	800	831
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2033	500	526
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2034	9,000	9,440
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2034	2,560	2,686
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2035	2,225	2,303
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2035	725	759
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2035	340	380
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2036	1,300	1,342
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2036	2,055	2,144
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2036	660	731
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2036	650	720
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2037	1,350	1,391
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2037	2,420	2,514
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2037	545	599
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2038	1,455	1,495
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2038	2,355	2,437
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2038	1,480	1,595
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2038	750	820
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2038	500	546
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2039	2,100	2,164
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2039	1,620	1,731
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2039	620	671
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2040	1,200	1,271
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2040	1,000	1,072
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2040	700	750
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2041	1,055	1,122
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2041	1,170	1,244
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2042	1,360	1,419
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2042	1,000	1,055
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2042	1,275	1,345
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2043	1,010	1,058
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2043	1,000	1,047
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2026	6,640	6,663
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2029	90	91
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2035	1,250	1,361
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2036	3,330	3,604
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/2039	1,560	1,568
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/2040	1,250	1,246
[2,4]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	4.020%	11/3/2025	7,800	7,800
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	7,365	7,958
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2028	710	736
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2029	565	585
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	4,365	4,370

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	12,110	12,122
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	8/1/2035	1,800	1,762
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	8/1/2036	1,325	1,284
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	8/1/2037	750	719
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	8/1/2038	2,050	1,940
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2026	500	504
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2030	500	515
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2032	1,000	1,027
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2034	1,250	1,281
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2036	2,300	2,349
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2037	2,100	2,142
	Gwinnett County School District GO	5.000%	8/1/2027	15,615	16,276
	Gwinnett County School District GO	5.000%	2/1/2039	15,000	15,830
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/2030	5,375	5,381
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/2034	10,000	10,008
	Jackson County GA School District GO	5.000%	3/1/2036	3,000	3,498
	Jackson County GA School District GO	5.000%	3/1/2037	4,870	5,628
	Jackson County GA School District GO	5.000%	3/1/2038	5,000	5,730
	Jackson County GA School District GO	5.000%	3/1/2039	5,000	5,682
	Jackson County GA School District GO	5.000%	3/1/2040	2,400	2,688
	Jackson County GA School District GO	5.000%	3/1/2041	1,500	1,663
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2026	630	635
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2028	835	859
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/2042	1,270	1,289
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2029	4,000	4,199
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2032	850	926
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2033	1,050	1,102
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2035	2,770	3,035
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2036	7,055	7,713
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2037	2,335	2,543
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2038	4,615	5,002
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	19,500	19,776
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	122,875	125,362
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	96,625	101,492
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	57,085	58,680
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	146,450	156,955
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	138,205	147,853
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	60,225	64,152
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	8,840	9,593
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	111,445	120,014
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	83,485	90,276
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	218,610	235,226
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	83,560	90,899
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	100,190	109,731
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	115,345	125,265
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2035	18,995	20,830
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2037	3,730	3,449
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2037	8,000	7,398
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2038	4,335	3,959
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2039	2,000	1,790
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2039	2,055	1,839
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2039	1,000	1,119
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2040	3,000	2,612
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2041	4,000	3,393
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2042	1,000	826
[9]	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, ETM	5.250%	7/1/2026	4,810	4,891
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	5,310	5,391
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2029	450	485
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2030	700	767
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2032	700	773
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2033	850	936
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2034	1,000	1,097
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2035	2,100	2,292

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/2036	1,000	1,020
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/2037	2,300	2,333
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	2,075	2,080
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	2,810	2,817
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	1,230	1,233
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	1,230	1,233
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/2030	5,135	5,213
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	1,750	1,715
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2043	1,565	1,642
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/2031	475	516
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/2032	400	436
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	1,675	1,813
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	10,755	12,343
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/2033	550	598
[4]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	55,000	63,607
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	11,465	13,321
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2034	400	411
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2035	500	513
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2036	12,410	14,489
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2037	11,555	13,368
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2038	115	116
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2039	11,480	12,102
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2039	10,000	11,576
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2040	8,545	9,788
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2041	20,710	23,472
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2042	6,820	7,650
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2043	10,000	11,111
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2044	6,560	7,234
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2045	5,310	5,831
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2029	350	376
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2030	125	136
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2031	100	111
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2032	150	165
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2038	1,400	1,420
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2039	1,300	1,313
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2041	1,650	1,641
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2035	2,125	2,166
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2038	2,395	2,413
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2028	3,250	3,447
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2029	4,290	4,645
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2030	3,000	3,301
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2031	7,000	7,797
	Valdosta & Lowndes County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	2,300	2,496
	Valdosta & Lowndes County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	2,300	2,457
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/2032	1,055	1,142
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/2035	1,265	1,356
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	4.000%	10/1/2038	675	681
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/2028	830	865
					2,725,827
Guam (0.3%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2030	100	107
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2031	100	108
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2032	100	109
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2033	100	110
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2034	100	110
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2035	150	166
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2037	100	108
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2038	125	134

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2039	125	133
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2040	100	106
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2041	150	157
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2042	100	104
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	100	103
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2026	750	759
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2027	600	617
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2028	1,000	1,029
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	2,065	2,126
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	1,000	1,064
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2030	1,250	1,349
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	1,000	1,094
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	1,330	1,455
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	1,325	1,468
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	3,000	3,323
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	185	205
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	2,000	2,233
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	3,100	3,461
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	365	408
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2034	1,475	1,658
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2034	1,800	2,024
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2034	390	439
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2035	1,600	1,787
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2035	305	344
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	2,450	2,693
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	180	200
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2037	2,350	2,558
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2037	625	686
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2038	665	725
Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2039	680	750
Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2040	1,875	2,044
Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2041	1,640	1,762
Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2042	595	634
Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	745	803
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2044	1,000	1,029
Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2044	600	642
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2045	1,250	1,281
Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2045	795	847
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2028	500	525
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2029	500	532
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2030	375	405
Guam Income Tax Revenue	5.000%	12/1/2031	4,000	4,063
Guam Income Tax Revenue	5.000%	12/1/2034	750	760
Guam Miscellaneous Taxes Revenue	5.000%	11/15/2026	5,940	5,944
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	625	667
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	850	907
Guam Miscellaneous Taxes Revenue	5.000%	11/15/2030	10,100	10,107
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	1,375	1,487
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	875	946
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2032	1,615	1,767
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2033	2,485	2,740
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2034	3,400	3,774
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2035	2,485	2,757
Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	3,650	3,692
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2036	2,085	2,289
Guam Miscellaneous Taxes Revenue	5.250%	1/1/2037	1,585	1,754
Guam Miscellaneous Taxes Revenue	5.250%	1/1/2038	2,365	2,601
Guam Miscellaneous Taxes Revenue	5.250%	1/1/2039	1,000	1,093
Guam Miscellaneous Taxes Revenue	5.250%	1/1/2040	1,000	1,083
Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	6,000	5,725
Guam Miscellaneous Taxes Revenue, ETM	5.000%	11/15/2025	11,035	11,043
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	1,225	1,245
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	2,080	2,115
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	1,230	1,275
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	3,795	3,933
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	5,165	5,340
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	3,615	3,816
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2029	5,425	5,611
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2029	4,440	4,749
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2029	500	535

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	5,695	5,887
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	7,520	8,168
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	9,775	10,766
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	1,000	1,101
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2032	5,380	5,557
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2032	3,570	3,983
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2033	4,250	4,696
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2033	1,675	1,884
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	1,825	1,880
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	3,945	4,341
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	750	848
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2035	2,690	2,766
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2035	1,350	1,477
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2036	3,815	3,907
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2036	500	550
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	5,000	5,108
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	110	120
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2039	365	392
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2042	985	1,028
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	1,685	1,726
				206,517
Hawaii (0.5%)
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2035	16,565	17,048
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2036	27,670	28,323
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2037	4,505	4,597
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2038	25,000	25,402
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2039	15,000	15,169
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2041	1,690	1,880
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2041	3,300	3,670
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2042	1,890	2,080
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2042	3,500	3,853
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2043	2,000	2,181
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2043	3,000	3,271
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2044	3,500	3,788
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2044	3,250	3,518
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2045	3,500	3,772
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2045	3,250	3,503
Hawaii County HI GO	5.000%	9/1/2041	790	882
Hawaii County HI GO	5.000%	9/1/2042	1,000	1,105
Hawaii County HI GO	5.000%	9/1/2043	1,500	1,642
Hawaii County HI GO	5.000%	9/1/2044	1,150	1,250
Hawaii County HI GO	5.250%	9/1/2045	1,000	1,102
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	5,695	6,413
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	4,325	4,828
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	6,320	6,993
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	7,500	8,212
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	3,315	3,593
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,240	2,405
Hawaii GO	4.000%	4/1/2030	2,190	2,200
Hawaii GO	4.000%	5/1/2030	13,815	14,051
Hawaii GO	4.000%	10/1/2030	1,885	1,903
Hawaii GO	4.000%	4/1/2031	1,410	1,416
Hawaii GO	4.000%	10/1/2031	5,000	5,044
Hawaii GO	4.000%	10/1/2032	2,000	2,016
Hawaii GO	5.000%	1/1/2033	10,750	11,282
Hawaii GO	5.000%	1/1/2034	8,745	9,165
Hawaii GO	5.000%	1/1/2036	22,430	23,354
Hawaii GO	5.000%	1/1/2036	13,000	13,772
Hawaii GO	5.000%	1/1/2038	2,480	2,611
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/2036	1,000	1,027
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/2038	1,305	1,326
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2026	4,990	5,028
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	1,750	1,806
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	9,195	9,921
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/2037	640	601
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/2038	1,945	1,780
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/2041	2,130	1,833
Honolulu HI City & County GO	4.000%	7/1/2034	1,405	1,469
Honolulu HI City & County GO	5.000%	9/1/2034	8,035	8,268

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honolulu HI City & County GO	3.000%	7/1/2037	1,995	1,871
	Honolulu HI City & County GO	3.000%	7/1/2037	2,030	1,901
	Honolulu HI City & County GO	4.000%	7/1/2039	2,560	2,608
	Honolulu HI City & County GO	5.000%	7/1/2039	1,000	1,114
	Honolulu HI City & County GO	4.000%	7/1/2040	1,000	1,009
	Honolulu HI City & County GO	5.000%	7/1/2040	605	668
	Honolulu HI City & County GO	5.000%	9/1/2040	4,830	5,015
	Honolulu HI City & County GO	5.000%	7/1/2041	1,000	1,095
	Honolulu HI City & County GO	5.000%	7/1/2041	890	985
	Honolulu HI City & County GO	5.000%	7/1/2042	1,000	1,084
	Honolulu HI City & County GO	5.000%	7/1/2042	650	711
	Honolulu HI City & County GO	5.000%	7/1/2043	1,000	1,074
	Honolulu HI City & County GO	5.000%	7/1/2045	1,000	1,069
	Honolulu HI City & County GO	5.000%	7/1/2048	1,870	1,979
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	4,170	4,213
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2032	6,775	7,791
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2033	7,605	8,863
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2034	3,575	4,206
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2035	8,020	8,243
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2035	8,250	9,767
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2036	3,000	3,129
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2036	5,275	6,187
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2037	3,315	3,853
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2038	14,000	16,136
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2040	2,000	2,209
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2043	4,920	5,322
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2044	6,425	6,899
	Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/2046	1,900	2,084
	Kauai County Community Facilities District Special Tax Revenue (Kukui'ula Development Project)	4.375%	5/15/2042	4,000	3,702
	Maui County HI GO	2.000%	3/1/2039	2,365	1,877
	Maui County HI GO	2.000%	3/1/2040	2,425	1,848
	Maui County HI GO	2.000%	3/1/2041	1,485	1,095
	University of Hawaii College & University Revenue	3.000%	10/1/2034	3,535	3,431
	University of Hawaii College & University Revenue	4.000%	10/1/2035	1,845	1,917
	University of Hawaii College & University Revenue	3.000%	10/1/2036	2,845	2,715
					408,023
Idaho (0.2%)
	Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	5.000%	9/1/2039	1,265	1,362
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2039	750	828
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2040	2,550	2,793
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2042	2,175	2,340
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2043	1,000	1,067
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2028	4,060	4,263
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2029	4,810	5,110
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2030	4,525	4,812
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2041	4,200	4,626
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2043	2,955	3,197
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2044	7,505	8,038
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2032	14,180	15,491
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2035	23,555	26,033
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/2034	4,425	4,428
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/2036	1,000	1,028
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/2037	1,250	1,277
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/2027	5,655	5,867
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2040	3,420	3,859
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2041	2,900	3,238
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2042	2,920	3,221
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2043	2,380	2,601
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2044	3,040	3,297
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2045	3,250	3,510
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	5.500%	1/1/2053	15,840	16,930
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/2054	11,725	12,915
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.250%	1/1/2056	5,655	6,414
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2031	14,000	15,812
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2033	8,710	10,122
[2]	University of Idaho College & University Revenue	5.000%	4/1/2034	1,735	1,883
[2]	University of Idaho College & University Revenue	5.000%	4/1/2036	1,915	2,062
[2]	University of Idaho College & University Revenue	5.000%	4/1/2038	1,000	1,068

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	University of Idaho College & University Revenue	4.000%	4/1/2040	1,150	1,158
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.000%	4/1/2036	1,170	1,350
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.000%	4/1/2037	1,125	1,287
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.250%	4/1/2041	1,250	1,397
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.250%	4/1/2042	1,000	1,106
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2044	2,000	2,216
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2045	1,000	1,103
					189,109
Illinois (6.2%)
	Aurora IL GO	5.000%	12/30/2043	4,685	4,954
[1]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/2026	1,070	1,073
[1]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/2028	1,085	1,100
[1]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/2029	2,734	2,770
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/2031	1,640	1,645
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/2033	2,100	2,184
	Champaign IL GO	5.000%	12/15/2039	1,530	1,677
	Champaign IL GO	5.000%	12/15/2040	1,090	1,186
	Chicago Board of Education (Series 2015C Bonds Project) GO	5.250%	12/1/2035	2,430	2,430
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2033	1,700	1,884
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2034	2,000	2,207
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2035	5,805	6,363
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2035	825	846
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2036	4,105	4,463
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/2036	9,500	9,771
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2037	7,355	7,937
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2038	3,250	3,432
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2039	2,750	2,931
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2040	4,100	4,323
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2041	6,025	6,197
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2042	5,270	5,574
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2043	4,690	4,928
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2033	1,700	1,748
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2034	1,535	1,575
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2035	1,615	1,654
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2037	1,535	1,562
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2038	1,700	1,725
	Chicago Board of Education GO	0.000%	12/1/2025	1,300	1,296
	Chicago Board of Education GO	5.000%	12/1/2025	11,000	11,005
[9]	Chicago Board of Education GO	0.000%	12/1/2026	5,990	5,754
[1]	Chicago Board of Education GO	5.000%	12/1/2026	3,560	3,621
	Chicago Board of Education GO	5.000%	12/1/2026	12,265	12,340
	Chicago Board of Education GO	5.000%	12/1/2026	5,000	5,030
	Chicago Board of Education GO	7.000%	12/1/2026	19,600	19,655
	Chicago Board of Education GO	0.000%	12/1/2027	1,290	1,193
	Chicago Board of Education GO	4.000%	12/1/2027	7,175	7,158
[1]	Chicago Board of Education GO	5.000%	12/1/2027	2,750	2,840
	Chicago Board of Education GO	5.000%	12/1/2027	1,000	1,012
	Chicago Board of Education GO	5.000%	12/1/2027	1,625	1,645
[9]	Chicago Board of Education GO	0.000%	12/1/2028	10,685	9,516
[9]	Chicago Board of Education GO	0.000%	12/1/2028	4,530	4,034
[1]	Chicago Board of Education GO	5.000%	12/1/2028	3,000	3,146
	Chicago Board of Education GO	5.000%	12/1/2028	11,100	11,310
	Chicago Board of Education GO	5.000%	12/1/2028	4,000	4,076
[9]	Chicago Board of Education GO	0.000%	12/1/2029	465	398
[9]	Chicago Board of Education GO	0.000%	12/1/2029	410	351
[1,8]	Chicago Board of Education GO	0.000%	12/1/2029	1,165	1,008
[1]	Chicago Board of Education GO	5.000%	12/1/2029	2,500	2,623
	Chicago Board of Education GO	5.000%	12/1/2029	9,625	9,867
	Chicago Board of Education GO	5.000%	12/1/2029	2,200	2,255
[9]	Chicago Board of Education GO	0.000%	12/1/2030	1,610	1,325
[9]	Chicago Board of Education GO	0.000%	12/1/2030	20,775	17,096
[8,9]	Chicago Board of Education GO	0.000%	12/1/2030	12,780	10,532
	Chicago Board of Education GO	5.000%	12/1/2030	1,180	1,206
[1]	Chicago Board of Education GO	5.000%	12/1/2030	1,500	1,569
	Chicago Board of Education GO	5.000%	12/1/2030	6,750	6,967
	Chicago Board of Education GO	5.000%	12/1/2030	5,535	5,609
[13]	Chicago Board of Education GO	5.500%	12/1/2030	115	123
[9]	Chicago Board of Education GO	0.000%	12/1/2031	23,570	18,645
[8,9]	Chicago Board of Education GO	0.000%	12/1/2031	10,000	7,901

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education GO	5.000%	12/1/2031	600	613
	Chicago Board of Education GO	5.000%	12/1/2031	1,750	1,794
	Chicago Board of Education GO	5.500%	12/1/2031	16,265	17,241
	Chicago Board of Education GO	5.000%	12/1/2032	1,610	1,635
	Chicago Board of Education GO	5.000%	12/1/2032	10,100	10,292
[6]	Chicago Board of Education GO	5.500%	12/1/2032	5,305	5,624
	Chicago Board of Education GO	5.000%	12/1/2033	2,155	2,186
	Chicago Board of Education GO	5.000%	12/1/2033	9,000	9,277
	Chicago Board of Education GO	5.000%	12/1/2034	700	703
	Chicago Board of Education GO	5.000%	12/1/2034	2,000	2,000
	Chicago Board of Education GO	5.000%	12/1/2034	12,835	12,916
	Chicago Board of Education GO	5.000%	12/1/2034	1,360	1,360
	Chicago Board of Education GO	5.000%	12/1/2035	2,750	2,755
	Chicago Board of Education GO	5.000%	12/1/2035	1,000	1,003
	Chicago Board of Education GO	5.250%	12/1/2035	5,500	5,646
[6]	Chicago Board of Education GO	5.500%	12/1/2035	8,940	9,494
	Chicago Board of Education GO	5.000%	12/1/2036	1,000	996
	Chicago Board of Education GO	5.000%	12/1/2036	1,400	1,395
	Chicago Board of Education GO	5.250%	12/1/2036	13,845	14,105
[6]	Chicago Board of Education GO	5.500%	12/1/2036	25,000	26,312
	Chicago Board of Education GO	4.000%	12/1/2037	27,630	25,374
	Chicago Board of Education GO	5.500%	12/1/2037	11,650	12,082
	Chicago Board of Education GO	4.000%	12/1/2038	20,000	18,051
	Chicago Board of Education GO	5.000%	12/1/2038	3,000	2,953
	Chicago Board of Education GO	5.500%	12/1/2038	13,985	14,431
	Chicago Board of Education GO	4.000%	12/1/2039	4,000	3,541
[6]	Chicago Board of Education GO	6.000%	12/1/2039	14,275	15,298
	Chicago Board of Education GO	4.000%	12/1/2040	13,425	11,661
	Chicago Board of Education GO	4.000%	12/1/2041	9,425	8,010
	Chicago Board of Education GO	5.000%	12/1/2041	1,100	1,058
	Chicago Board of Education GO	4.000%	12/1/2042	17,250	14,304
[6]	Chicago Board of Education GO	6.000%	12/1/2042	15,220	15,950
[4]	Chicago Board of Education GO	7.000%	12/1/2042	5,600	5,820
	Chicago Board of Education GO	4.000%	12/1/2043	2,000	1,622
[6]	Chicago Board of Education GO	6.000%	12/1/2043	11,225	11,701
[6]	Chicago Board of Education GO	6.000%	12/1/2043	6,295	6,557
[6]	Chicago Board of Education GO	6.000%	12/1/2044	6,205	6,423
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2027	3,765	3,850
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2028	2,000	2,086
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	1,250	1,297
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2031	1,250	1,299
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2033	1,885	1,952
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2034	4,205	4,359
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2036	6,140	6,334
	Chicago IL (Housing & Economic Development Projects) GO	5.500%	1/1/2040	800	846
	Chicago IL (Housing & Economic Development Projects) GO	6.000%	1/1/2042	1,475	1,604
	Chicago IL (Housing & Economic Development Projects) GO	6.000%	1/1/2045	1,760	1,878
	Chicago IL GO	5.000%	1/1/2026	5,000	5,013
	Chicago IL GO	5.000%	1/1/2027	3,605	3,612
	Chicago IL GO	5.000%	1/1/2027	6,555	6,638
	Chicago IL GO	5.000%	1/1/2028	8,000	8,186
	Chicago IL GO	5.000%	1/1/2028	5,125	5,244
	Chicago IL GO	5.000%	1/1/2029	3,000	3,100
	Chicago IL GO	5.000%	1/1/2029	26,350	27,228
	Chicago IL GO	5.000%	1/1/2030	9,540	9,949
[9]	Chicago IL GO	0.000%	1/1/2031	875	731
	Chicago IL GO	5.000%	1/1/2031	1,300	1,353
	Chicago IL GO	5.000%	1/1/2031	9,120	9,588
	Chicago IL GO	4.000%	1/1/2032	6,990	6,993
	Chicago IL GO	5.000%	1/1/2032	800	831
	Chicago IL GO	5.000%	1/1/2032	3,680	3,900
	Chicago IL GO	4.000%	1/1/2033	1,525	1,521
	Chicago IL GO	5.000%	1/1/2033	1,500	1,567
	Chicago IL GO	5.000%	1/1/2033	1,000	1,051
	Chicago IL GO	5.000%	1/1/2033	37,210	39,668
	Chicago IL GO	5.000%	1/1/2034	5,290	5,535
	Chicago IL GO	5.000%	1/1/2034	20,585	21,992
	Chicago IL GO	4.000%	1/1/2035	1,060	1,039
	Chicago IL GO	4.000%	1/1/2035	16,790	16,451
	Chicago IL GO	4.000%	1/1/2035	1,285	1,259

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.000%	1/1/2035	2,315	2,411
	Chicago IL GO	5.000%	1/1/2035	6,000	6,405
	Chicago IL GO	5.500%	1/1/2035	7,000	7,256
	Chicago IL GO	4.000%	1/1/2036	2,570	2,465
	Chicago IL GO	4.000%	1/1/2037	1,461	1,380
	Chicago IL GO	4.000%	1/1/2038	6,228	5,785
	Chicago IL GO	5.250%	1/1/2038	1,250	1,290
	Chicago IL GO	5.250%	1/1/2038	8,110	8,369
[9]	Chicago IL GO	0.000%	1/1/2039	25,420	14,366
	Chicago IL GO	5.500%	1/1/2039	13,500	14,009
	Chicago IL GO	5.500%	1/1/2039	7,190	7,465
	Chicago IL GO	5.000%	1/1/2040	1,500	1,502
	Chicago IL GO	5.500%	1/1/2040	1,000	1,033
	Chicago IL GO	5.000%	1/1/2041	6,375	6,400
	Chicago IL GO	5.000%	1/1/2041	3,080	3,095
	Chicago IL GO	5.500%	1/1/2041	5,350	5,608
	Chicago IL GO	5.500%	1/1/2041	10,000	10,481
	Chicago IL GO	6.000%	1/1/2042	2,000	2,175
	Chicago IL GO	5.000%	1/1/2043	34,580	33,926
	Chicago IL GO	5.500%	1/1/2043	500	505
	Chicago IL GO	4.000%	1/1/2044	1,333	1,105
	Chicago IL GO	5.000%	1/1/2044	1,000	950
	Chicago IL GO	5.000%	1/1/2044	38,525	37,338
	Chicago IL GO	6.000%	1/1/2044	1,670	1,790
	Chicago IL GO	5.000%	1/1/2045	22,895	22,170
	Chicago IL GO	6.000%	1/1/2045	1,195	1,275
[2]	Chicago IL GO	6.000%	1/1/2046	9,000	9,837
	Chicago IL GO, ETM	5.000%	1/1/2026	13,335	13,378
	Chicago IL GO, ETM	5.000%	1/1/2027	2,445	2,508
	Chicago IL GO, ETM	5.000%	1/1/2028	875	918
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2026	3,100	3,109
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2027	2,545	2,601
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2028	3,330	3,404
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2028	9,030	9,231
[9]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/2030	16,430	17,172
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2035	3,350	3,706
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2038	1,000	1,111
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2039	2,000	2,208
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2041	1,000	1,081
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2042	2,545	2,733
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2043	2,500	2,662
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2044	2,000	2,113
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	7,050	7,347
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	2,040	2,241
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	5,000	5,598
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	1,765	1,970
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2032	5,155	5,783
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2032	3,170	3,583
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2033	1,000	1,113
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2033	10,000	11,412
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2036	3,000	3,085
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2036	1,000	1,095
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2037	10,000	11,127
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2038	1,500	1,533
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2039	1,500	1,610
[1]	Chicago IL Waterworks Water Revenue	4.000%	11/1/2040	8,930	8,999
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2040	11,250	12,243
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2041	5,720	6,137
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2042	9,000	9,554
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2043	9,000	9,466
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2044	9,000	9,397
[1,4]	Chicago IL Waterworks Water Revenue TOB VRDO	4.070%	11/3/2025	2,000	2,000
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	3,000	3,454
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	3,000	3,425
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	4,000	4,528
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	4,635	5,205
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	5,000	5,475
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2042	5,100	5,530
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2043	7,820	8,397
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	32,400	33,166

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	1,215	1,247
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	1,035	1,061
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	2,010	2,061
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,545	1,584
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2030	3,085	3,175
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	745	764
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	2,060	2,112
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	9,850	10,955
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2031	3,630	3,736
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	3,500	3,511
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	4,750	4,765
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	10,890	12,296
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	10,605	10,864
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	4,750	4,764
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	9,370	10,737
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	10,165	10,404
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	19,560	19,613
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	23,500	25,421
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	6,200	6,707
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	8,390	9,715
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	35,915	36,592
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	5,000	5,094
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	15,500	15,847
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	12,250	12,281
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	15,430	15,468
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	6,200	6,682
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	5,780	5,860
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	3,000	3,162
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	8,750	8,770
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	1,300	1,436
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	1,000	1,116
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	14,500	14,624
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	10,000	10,170
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	12,790	13,008
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	5,225	5,328
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	3,035	3,188
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	1,040	1,042
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	10,885	10,907
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	1,330	1,474
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	3,000	3,141
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	5,000	5,462
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	2,285	2,516
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	2,750	3,089
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	7,000	7,607
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	2,100	2,342
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2039	1,195	1,326
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2040	1,850	2,033
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	2,500	2,715
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2041	1,955	2,124
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2042	5,000	4,823
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2042	3,725	4,010
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2042	1,470	1,585
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2043	15,630	14,829
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2043	3,590	3,833
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2043	1,660	1,776
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2044	2,715	2,559
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2044	4,250	4,590
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	21,000	22,025
	Chicago Park District GO	5.000%	1/1/2026	515	517
	Chicago Park District GO	5.000%	1/1/2027	1,000	1,003
	Chicago Park District GO	5.000%	1/1/2027	2,085	2,136
	Chicago Park District GO	5.000%	1/1/2027	1,000	1,024
	Chicago Park District GO	5.000%	1/1/2028	1,000	1,002
	Chicago Park District GO	5.000%	1/1/2028	1,420	1,483
	Chicago Park District GO	5.000%	1/1/2028	1,140	1,190
	Chicago Park District GO	5.000%	1/1/2029	985	987
[2]	Chicago Park District GO	5.000%	1/1/2030	4,500	4,693
[2]	Chicago Park District GO	5.000%	1/1/2030	1,000	1,003
	Chicago Park District GO	4.000%	1/1/2031	1,250	1,287
	Chicago Park District GO	4.000%	1/1/2031	505	520

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Chicago Park District GO	5.000%	1/1/2031	5,570	5,809
[2]	Chicago Park District GO	5.000%	1/1/2031	1,600	1,669
[2]	Chicago Park District GO	5.000%	1/1/2031	1,000	1,003
[2]	Chicago Park District GO	5.000%	1/1/2031	2,000	2,006
[2]	Chicago Park District GO	5.000%	1/1/2032	5,545	5,781
[2]	Chicago Park District GO	5.000%	1/1/2032	5,000	5,212
[2]	Chicago Park District GO	5.000%	1/1/2032	1,750	1,901
[2]	Chicago Park District GO	5.000%	1/1/2033	1,720	1,791
[2]	Chicago Park District GO	5.000%	1/1/2033	5,140	5,353
[2]	Chicago Park District GO	5.000%	1/1/2033	2,000	2,006
[2]	Chicago Park District GO	5.000%	1/1/2033	2,620	2,728
[2]	Chicago Park District GO	5.000%	1/1/2033	3,455	3,745
[2]	Chicago Park District GO	4.000%	1/1/2034	1,375	1,403
[2]	Chicago Park District GO	5.000%	1/1/2034	1,640	1,705
[2]	Chicago Park District GO	5.000%	1/1/2034	2,000	2,005
[2]	Chicago Park District GO	4.000%	1/1/2035	2,240	2,272
[2]	Chicago Park District GO	5.000%	1/1/2035	1,775	1,843
[2]	Chicago Park District GO	5.000%	1/1/2035	2,715	2,923
[2]	Chicago Park District GO	4.000%	1/1/2036	1,500	1,512
[2]	Chicago Park District GO	5.000%	1/1/2037	1,000	1,067
	Chicago Park District GO	5.000%	1/1/2038	400	445
	Chicago Park District GO	5.000%	1/1/2038	4,000	4,446
[2]	Chicago Park District GO	5.000%	1/1/2039	2,000	2,117
	Chicago Park District GO	5.000%	1/1/2039	1,400	1,513
	Chicago Park District GO	5.000%	1/1/2039	1,000	1,103
	Chicago Park District GO	5.000%	1/1/2040	1,000	1,069
	Chicago Park District GO	5.000%	1/1/2040	650	707
	Chicago Park District GO	5.000%	1/1/2041	3,370	3,566
	Chicago Park District GO	5.000%	1/1/2041	650	698
[2]	Chicago Park District GO	4.000%	1/1/2042	4,595	4,304
	Chicago Park District GO	5.000%	1/1/2042	400	424
	Chicago Park District GO	5.000%	1/1/2043	480	505
	Chicago Park District GO	5.000%	1/1/2044	500	523
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	2,075	2,096
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	1,035	1,045
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2042	11,805	12,508
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	19,440	20,429
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2044	22,760	23,734
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2029	1,000	1,075
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2030	1,205	1,316
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2031	1,515	1,676
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2032	1,895	2,117
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2033	2,750	3,088
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2034	2,000	2,223
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2035	2,000	2,197
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2036	2,370	2,584
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2037	1,500	1,623
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2038	2,000	2,148
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2039	2,500	2,659
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2040	4,400	4,648
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2041	4,440	4,648
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2042	5,885	6,107
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2043	2,220	2,285
	Cook County Community Consolidated School District No. 64 Park Ridge-Niles GO	5.000%	12/1/2043	500	534
	Cook County Community Consolidated School District No. 64 Park Ridge-Niles GO	5.000%	12/1/2044	600	639
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2036	575	648
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2037	1,250	1,397
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2038	750	832
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2039	750	825
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2040	875	955
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2041	800	864
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2040	2,670	2,752
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2041	2,780	2,827
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2042	2,895	2,923
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2043	3,015	3,019
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2044	2,855	2,822
[1]	Cook County IL GO	5.000%	11/15/2026	2,500	2,560
	Cook County IL GO	5.000%	11/15/2031	2,000	2,032
	Cook County IL GO	5.000%	11/15/2032	1,615	1,772
	Cook County IL GO	5.000%	11/15/2033	1,390	1,520

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook County IL GO	5.000%	11/15/2033	1,425	1,620
	Cook County IL GO	5.000%	11/15/2034	1,180	1,194
	Cook County IL GO	5.000%	11/15/2035	1,025	1,036
	Cook County IL Sales Tax Revenue	5.000%	11/15/2027	750	784
	Cook County IL Sales Tax Revenue	5.000%	11/15/2028	1,000	1,067
	Cook County IL Sales Tax Revenue	5.000%	11/15/2030	320	354
	Cook County IL Sales Tax Revenue	5.000%	11/15/2031	630	708
	Cook County IL Sales Tax Revenue	5.000%	11/15/2031	750	843
	Cook County IL Sales Tax Revenue	5.000%	11/15/2032	350	398
	Cook County IL Sales Tax Revenue	5.000%	11/15/2033	3,150	3,283
	Cook County IL Sales Tax Revenue	5.000%	11/15/2038	3,920	4,201
	Cook County IL Sales Tax Revenue	4.000%	11/15/2040	2,000	1,978
	Cook County IL Sales Tax Revenue	4.000%	11/15/2041	2,750	2,690
	Cook County IL Sales Tax Revenue	5.000%	11/15/2041	1,745	1,871
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	1,600	1,701
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	3,250	3,456
	Cook County IL Sales Tax Revenue	5.000%	11/15/2043	2,500	2,594
	Cook County IL Sales Tax Revenue	5.000%	11/15/2043	2,250	2,406
	Cook County IL Sales Tax Revenue	5.000%	11/15/2044	1,950	2,046
	Cook County IL Sales Tax Revenue	5.000%	11/15/2044	5,610	5,940
	Cook County IL Sales Tax Revenue	5.000%	11/15/2045	2,000	2,107
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2036	575	645
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2040	385	421
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2041	470	508
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2042	800	855
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2044	1,375	1,440
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2045	1,100	1,148
	Cook County School District No. 25 Arlington Heights GO	4.000%	12/15/2040	1,570	1,606
	Cook County School District No. 57 Mount Prospect GO	5.000%	12/1/2044	2,410	2,526
	Cook County School District No. 57 Mount Prospect GO	5.000%	12/1/2046	5,190	5,409
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2032	1,255	1,244
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2033	1,280	1,260
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2035	1,000	946
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2038	720	657
[2]	Cook County School District No. 99 Cicero GO	4.000%	12/1/2028	1,170	1,202
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2032	2,860	2,863
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2033	14,620	14,561
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2034	15,405	15,124
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2035	13,720	13,235
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2036	17,065	16,249
[4,5]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	4.050%	11/3/2025	23,503	23,503
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2041	10,570	11,460
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2042	9,425	10,119
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2043	10,445	11,088
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	4.000%	1/15/2034	2,815	2,861
	DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO	4.000%	1/15/2041	6,385	6,406
	DuPage County Forest Preserve District GO	5.000%	11/1/2032	655	752
	DuPage County Forest Preserve District GO	5.000%	11/1/2033	900	1,046
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/2041	3,500	3,981
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/2042	7,500	8,447
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/2043	7,035	7,854
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/2044	10,000	11,086
	Elmhurst Park District GO	5.000%	12/15/2040	500	553
	Elmhurst Park District GO	5.000%	12/15/2041	250	273
	Elmhurst Park District GO	5.000%	12/15/2042	1,000	1,080
	Elmhurst Park District GO	5.000%	12/15/2043	1,160	1,241
	Elmhurst Park District GO	5.000%	12/15/2044	1,275	1,357
[4]	Elwood IL GO	6.250%	3/1/2044	12,195	13,066
	Evanston IL GO	3.500%	12/1/2038	2,000	1,991
[2]	Evanston IL GO	3.500%	12/1/2039	2,000	1,985
	Grundy & Will Counties Community Unit School District No. 1 Coal City GO	5.000%	2/1/2043	2,180	2,299
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2032	1,000	1,142
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2033	925	1,052
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2034	685	773
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2034	10,355	10,477
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2043	13,895	12,837
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2028	1,130	1,152
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2029	600	615
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2029	2,030	2,064
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2029	580	569

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois Finance Authority College & University Revenue	5.000%	9/1/2030	700	716
Illinois Finance Authority College & University Revenue	5.000%	10/1/2030	1,010	1,027
Illinois Finance Authority College & University Revenue	5.000%	10/1/2030	500	487
Illinois Finance Authority College & University Revenue	5.000%	10/1/2031	860	832
Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	9,000	10,170
Illinois Finance Authority College & University Revenue	4.000%	10/1/2032	525	474
Illinois Finance Authority College & University Revenue	4.000%	10/1/2033	350	311
Illinois Finance Authority College & University Revenue	5.000%	4/1/2034	6,500	7,489
Illinois Finance Authority College & University Revenue	5.000%	12/1/2034	1,320	1,308
Illinois Finance Authority College & University Revenue	5.000%	4/1/2035	6,000	6,860
Illinois Finance Authority College & University Revenue	4.000%	9/1/2035	2,500	2,324
Illinois Finance Authority College & University Revenue	5.000%	4/1/2036	5,000	5,669
Illinois Finance Authority College & University Revenue	5.000%	9/1/2036	1,000	1,009
Illinois Finance Authority College & University Revenue	5.250%	4/1/2038	3,000	3,399
Illinois Finance Authority College & University Revenue	4.000%	10/1/2038	230	186
Illinois Finance Authority College & University Revenue	5.250%	4/1/2039	1,250	1,406
Illinois Finance Authority College & University Revenue	5.500%	10/1/2039	1,050	1,106
Illinois Finance Authority College & University Revenue	5.250%	4/1/2041	1,000	1,099
Illinois Finance Authority College & University Revenue	5.250%	4/1/2042	1,250	1,363
Illinois Finance Authority College & University Revenue	5.500%	10/1/2042	1,300	1,341
Illinois Finance Authority College & University Revenue	5.250%	4/1/2043	2,375	2,567
Illinois Finance Authority College & University Revenue	5.250%	4/1/2044	1,300	1,396
Illinois Finance Authority College & University Revenue	5.250%	4/1/2045	1,600	1,711
Illinois Finance Authority College & University Revenue (Bradley University Project)	4.000%	8/1/2041	2,000	1,758
Illinois Finance Authority College & University Revenue (Bradley University Project)	4.000%	8/1/2043	2,125	1,805
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	2,315	2,316
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	2,870	2,872
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,020	1,028
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	16,500	16,967
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2027	1,270	1,263
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	4,030	4,034
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	13,750	14,121
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	610	636
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,250	1,251
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	4,000	4,003
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2028	7,900	7,934
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	1,920	1,960
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,000	1,054
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	2,250	2,354
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	500	527
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	2,055	2,057
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	1,550	1,583
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	2,300	2,322
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	1,000	1,052
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	3,455	3,590
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2030	2,555	2,572
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	4,000	4,003
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	10,000	10,259
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2031	2,190	2,196
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	1,000	1,051
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	500	531
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	2,065	2,079
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2031	6,805	6,831
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	10,000	10,255
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,725	1,836
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	2,000	2,012
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2032	10,000	10,035
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2033	525	530
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	2,155	2,209
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	2,300	2,440
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	500	528
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	3,955	3,992
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2034	1,325	1,285
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	2,000	2,179
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	17,470	19,480
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	3,500	3,529
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2035	600	593
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	5,585	5,699
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	850	891
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2036	540	542

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	7,605	7,990
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	5,810	5,878
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	7,750	8,771
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	7,380	7,729
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	2,000	2,015
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	4,000	4,021
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	2,500	2,517
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,000	1,001
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	4,650	4,663
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	6,285	6,265
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2038	2,375	2,367
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	3,850	4,194
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	5,640	5,575
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	1,675	1,640
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	5,000	5,396
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	5,000	5,525
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2040	5,200	4,614
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	2,465	2,383
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	12,925	13,816
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2040	5,545	5,253
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	5	5
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2041	14,110	14,299
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	800	771
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	7,065	6,875
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	1,000	961
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	1,750	1,674
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	14,810	15,675
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	5,000	4,817
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2043	7,640	7,229
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2047	11,100	11,355
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	14,385	14,501
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2027	3,515	3,616
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	2,515	2,698
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	13,905	15,323
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	5,405	6,009
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	22,135	24,607
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	11/3/2025	8,090	8,090
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	11/3/2025	25,005	25,005
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.950%	11/3/2025	5,750	5,750
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	5,100	5,177
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	5,500	5,583
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	2,500	2,538
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/2027	5,000	5,136
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/2027	6,430	6,604
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/2027	6,500	6,676
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	2/15/2027	80	81
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	2/15/2027	1,275	1,297
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/2027	345	355
[4]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/2034	625	657
[4]	Illinois Finance Authority Industrial Revenue	5.250%	10/1/2039	1,500	1,573
[4]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/2044	3,520	3,480
	Illinois Finance Authority Water Revenue	5.000%	1/1/2028	1,420	1,491
	Illinois Finance Authority Water Revenue	5.000%	1/1/2029	585	628
	Illinois Finance Authority Water Revenue	5.000%	1/1/2030	250	274
	Illinois Finance Authority Water Revenue	5.000%	1/1/2031	1,485	1,659
	Illinois Finance Authority Water Revenue	5.000%	1/1/2032	910	1,034
	Illinois Finance Authority Water Revenue	5.000%	1/1/2033	2,725	3,142
	Illinois Finance Authority Water Revenue	5.000%	1/1/2033	5,035	5,806
	Illinois Finance Authority Water Revenue	5.000%	1/1/2033	2,000	2,306
	Illinois Finance Authority Water Revenue	5.000%	1/1/2034	8,265	9,638
	Illinois Finance Authority Water Revenue	5.000%	7/1/2034	1,060	1,139
	Illinois Finance Authority Water Revenue	5.000%	1/1/2035	2,250	2,645
	Illinois Finance Authority Water Revenue	5.000%	1/1/2035	6,310	7,416
	Illinois Finance Authority Water Revenue	5.000%	1/1/2036	2,405	2,802
	Illinois Finance Authority Water Revenue	5.000%	1/1/2036	5,290	6,169
	Illinois Finance Authority Water Revenue	5.000%	1/1/2036	1,000	1,165
	Illinois Finance Authority Water Revenue	4.000%	7/1/2038	1,335	1,354
	Illinois Finance Authority Water Revenue	4.000%	7/1/2039	15,500	15,672
	Illinois Finance Authority Water Revenue	4.000%	7/1/2040	6,020	6,051
	Illinois Finance Authority Water Revenue	4.000%	7/1/2041	8,640	8,660

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois Finance Authority Water Revenue	5.000%	7/1/2041	7,500	8,285
Illinois Finance Authority Water Revenue	5.000%	7/1/2042	3,985	4,361
Illinois Finance Authority Water Revenue	5.000%	7/1/2043	2,010	2,177
Illinois Finance Authority Water Revenue	5.000%	7/1/2044	1,500	1,613
Illinois GO	5.000%	10/1/2026	3,800	3,871
Illinois GO	5.000%	1/1/2027	7,500	7,524
Illinois GO	5.000%	7/1/2027	19,050	19,685
Illinois GO	5.000%	9/1/2027	3,775	3,917
Illinois GO	5.000%	10/1/2027	2,690	2,793
Illinois GO	5.000%	11/1/2027	1,725	1,760
Illinois GO	5.000%	11/1/2027	5,330	5,544
Illinois GO	5.000%	12/1/2027	10,560	10,996
Illinois GO	5.000%	2/1/2028	11,305	11,579
Illinois GO	5.000%	10/1/2028	4,000	4,236
Illinois GO	5.000%	11/1/2028	42,580	44,249
Illinois GO	5.000%	11/1/2028	1,195	1,268
Illinois GO	5.000%	1/1/2029	4,055	4,068
Illinois GO	5.000%	2/1/2029	3,400	3,623
Illinois GO	5.000%	5/1/2029	10,000	10,702
Illinois GO	5.000%	5/1/2029	5,000	5,351
Illinois GO	5.000%	5/1/2029	2,475	2,649
Illinois GO	5.000%	10/1/2029	4,000	4,235
Illinois GO	5.000%	11/1/2029	18,795	19,507
Illinois GO	5.000%	1/1/2030	8,000	8,026
Illinois GO	5.000%	2/1/2030	18,025	19,540
Illinois GO	5.000%	5/1/2030	18,380	20,000
Illinois GO	5.000%	5/1/2030	2,420	2,633
Illinois GO	5.000%	10/1/2030	3,000	3,173
Illinois GO	5.000%	2/1/2031	4,185	4,605
Illinois GO	5.000%	5/1/2031	34,015	37,539
Illinois GO	5.000%	5/1/2031	15,000	16,554
Illinois GO	5.000%	5/1/2031	2,500	2,759
Illinois GO	3.500%	6/1/2031	1,480	1,481
Illinois GO	5.000%	10/1/2031	4,000	4,437
Illinois GO	5.000%	2/1/2032	6,750	7,515
Illinois GO	5.000%	5/1/2032	24,500	27,347
Illinois GO	5.000%	5/1/2032	10,000	11,162
Illinois GO	4.000%	6/1/2033	5,880	5,894
Illinois GO	5.000%	7/1/2033	7,890	8,773
Illinois GO	4.000%	10/1/2033	7,000	7,163
Illinois GO	5.000%	10/1/2033	10,000	11,286
Illinois GO	5.000%	3/1/2034	2,075	2,257
Illinois GO	5.000%	5/1/2034	3,010	3,138
Illinois GO	5.000%	5/1/2034	11,970	13,210
Illinois GO	5.000%	7/1/2034	16,535	18,266
Illinois GO	4.000%	10/1/2034	8,745	8,874
Illinois GO	5.000%	5/1/2035	3,500	3,638
Illinois GO	5.000%	5/1/2035	5,505	6,034
Illinois GO	5.000%	7/1/2035	15,395	16,887
Illinois GO	5.000%	12/1/2035	3,000	3,088
Illinois GO	5.000%	5/1/2036	4,000	4,355
Illinois GO	5.000%	7/1/2036	6,325	6,891
Illinois GO	4.125%	10/1/2036	9,500	9,560
Illinois GO	4.000%	7/1/2037	9,830	9,818
Illinois GO	4.000%	10/1/2037	2,750	2,742
Illinois GO	4.000%	10/1/2037	6,175	6,156
Illinois GO	4.000%	3/1/2038	7,275	7,218
Illinois GO	5.000%	9/1/2038	5,000	5,478
Illinois GO	4.000%	10/1/2038	3,250	3,205
Illinois GO	5.250%	5/1/2039	4,500	4,867
Illinois GO	5.500%	5/1/2039	5,190	5,558
Illinois GO	4.000%	10/1/2039	2,545	2,481
Illinois GO	4.000%	3/1/2040	4,300	4,147
Illinois GO	5.250%	5/1/2040	4,305	4,627
Illinois GO	4.000%	10/1/2040	1,500	1,447
Illinois GO	4.000%	10/1/2040	1,000	964
Illinois GO	3.000%	12/1/2040	2,500	2,065
Illinois GO	5.000%	5/1/2041	11,000	11,746
Illinois GO	5.250%	5/1/2041	3,000	3,204
Illinois GO	4.000%	10/1/2041	7,195	6,850

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.250%	5/1/2042	5,000	5,301
	Illinois GO	4.000%	10/1/2042	12,895	12,113
	Illinois GO	5.250%	5/1/2043	4,105	4,321
	Illinois GO	5.250%	5/1/2043	4,500	4,797
	Illinois GO	5.000%	9/1/2043	20,000	20,898
	Illinois GO	4.000%	10/1/2043	2,235	2,068
[2]	Illinois GO	4.000%	10/1/2043	8,680	8,183
	Illinois GO	5.125%	10/1/2043	7,000	7,313
[2]	Illinois GO	4.000%	10/1/2044	9,950	9,300
	Illinois GO	5.250%	5/1/2045	13,000	13,673
[2]	Illinois GO	4.000%	10/1/2045	8,395	7,786
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.650%	10/1/2037	3,245	3,359
[14]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.500%	7/1/2041	4,395	3,417
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/2049	3,045	3,064
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2050	825	825
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/2050	4,600	4,531
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/2052	1,570	1,561
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/2052	13,350	13,630
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/2052	8,465	8,840
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	4/1/2053	7,140	7,599
[4]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.950%	11/3/2025	7,000	7,000
[4]	Illinois Housing Development Authority Multifamily Local or Guaranteed Housing Revenue	6.000%	10/5/2040	17,841	18,062
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2032	14,410	16,213
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2033	20,250	23,045
	Illinois Sales Tax Revenue	5.000%	6/15/2027	7,875	7,956
[2]	Illinois Sales Tax Revenue	5.000%	6/15/2027	10,245	10,360
[2]	Illinois Sales Tax Revenue	5.000%	6/15/2028	13,485	13,636
	Illinois Sales Tax Revenue	4.000%	6/15/2029	4,140	4,154
[2]	Illinois Sales Tax Revenue	4.000%	6/15/2031	3,000	3,166
	Illinois Sales Tax Revenue	3.000%	6/15/2033	1,000	943
	Illinois Sales Tax Revenue	3.000%	6/15/2033	2,275	2,145
	Illinois Sales Tax Revenue	5.000%	6/15/2033	3,160	3,583
	Illinois Sales Tax Revenue	5.000%	6/15/2035	36,560	41,910
	Illinois Sales Tax Revenue	5.000%	6/15/2036	4,000	4,161
	Illinois Sales Tax Revenue	5.000%	6/15/2036	3,660	4,152
	Illinois Sales Tax Revenue	5.000%	6/15/2037	4,000	4,154
	Illinois Sales Tax Revenue	5.000%	6/15/2037	16,365	18,226
	Illinois Sales Tax Revenue	5.000%	6/15/2037	17,800	20,018
	Illinois Sales Tax Revenue	5.000%	6/15/2038	5,000	5,177
	Illinois Sales Tax Revenue	5.000%	6/15/2039	6,000	6,633
	Illinois Sales Tax Revenue	5.000%	6/15/2040	1,035	1,122
	Illinois Sales Tax Revenue	5.000%	6/15/2042	15,000	15,958
	Illinois Sales Tax Revenue	5.000%	6/15/2043	2,135	2,251
	Illinois Sales Tax Revenue	5.000%	6/15/2044	11,365	11,904
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	3,120	3,214
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	2,110	2,203
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	2,300	2,403
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	1,565	1,653
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2031	1,170	1,249
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2032	1,990	2,119
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	1,385	1,453
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	18,100	19,288
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	6,100	6,110
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	21,830	23,267
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2031	12,360	12,400
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2032	7,075	7,099
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2033	11,100	11,117
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2034	11,700	11,717
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2034	2,000	2,006
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2035	3,140	3,149
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2035	2,610	2,713
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	4,150	4,161
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	2,500	2,591
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	10,000	11,446
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	2,040	2,109
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	11,825	13,365
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2038	4,500	4,642
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2039	1,000	1,015
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2039	3,000	3,024
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2039	5,500	6,124

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	24,310	24,352
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	34,210	36,217
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	4,250	4,581
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2042	26,725	26,030
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	8,835	9,011
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	27,700	29,709
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2044	1,495	1,424
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	22,235	23,502
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	11,625	12,033
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	10,175	10,844
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	6,085	5,636
[1]	Illinois State University College & University Revenue	5.000%	4/1/2039	1,165	1,199
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/2033	1,400	1,576
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/2034	1,700	1,900
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/2037	2,000	2,186
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/2038	3,085	3,342
[2]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/2039	1,725	1,881
[2]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/2040	3,575	3,888
[2]	Joliet IL (Rock Run Crossings Project) GO	5.500%	12/15/2042	3,500	3,795
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2038	2,450	2,725
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2040	2,730	2,962
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2041	2,275	2,451
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2042	3,010	3,211
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2043	3,160	3,338
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2044	3,320	3,482
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2045	3,385	3,539
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/2033	890	939
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/2034	750	787
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/2035	2,000	2,085
	Kane County Forest Preserve District GO	5.000%	12/15/2038	3,125	3,454
	Kane County Forest Preserve District GO	5.000%	12/15/2039	2,670	2,926
	Kane County Forest Preserve District GO	5.000%	12/15/2040	735	799
	Kane County Forest Preserve District GO	5.000%	12/15/2042	2,785	2,974
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2028	190	196
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2028	410	424
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2029	250	260
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2030	225	234
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2031	220	228
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2032	230	237
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2034	230	236
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2035	280	285
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2036	365	371
[1]	Kane County School District No. 131 Aurora East Side GO	3.000%	12/1/2037	400	377
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2038	290	293
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2039	275	277
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/2030	2,665	2,761
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2027	1,360	1,395
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/2028	5,090	4,720
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/2038	6,270	6,979
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/2039	6,595	7,291
	Lake County School District No. 112 North Shore GO	4.000%	12/1/2041	2,485	2,544
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2033	230	256
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2034	235	261
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2035	300	332
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2036	650	712
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2041	1,575	1,684
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2042	500	532
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2025	29,905	29,790
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/2029	18,815	19,728
[1,8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/2029	3,110	3,198
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2029	40,000	34,879
[1,15]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2030	115	99
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2030	245	206
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2031	44,255	36,612
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2031	74,580	60,625
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2032	39,225	31,281
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2033	43,400	33,286
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	14,570	10,947
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2035	8,000	5,617
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2035	5,000	3,426

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2036	4,415	2,951
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2036	6,500	4,237
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2037	10,340	6,568
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2037	17,910	11,082
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2038	20,980	12,644
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2038	29,950	17,568
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	36,445	19,169
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2026	11,485	11,260
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2026	4,250	4,336
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2027	9,640	9,151
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2028	2,270	2,355
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2029	22,390	19,844
[1,8]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.500%	6/15/2029	4,115	4,228
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2031	675	700
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2032	600	621
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2033	450	465
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2034	520	536
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2038	500	293
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2039	500	277
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2042	8,850	9,045
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	11,285	10,602
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	9,060	8,679
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2045	4,605	1,870
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue, 4.700% coupon rate effective 6/15/2031	0.000%	12/15/2037	3,300	2,665
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2032	1,915	1,974
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2033	2,115	2,168
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2034	2,330	2,382
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2035	2,555	2,591
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2036	2,795	2,817
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2038	3,330	3,332
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2039	2,520	2,512
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2041	465	458
	Metropolitan Pier & Exposition Authority Miscellaneous Revenue	5.250%	6/15/2044	10,470	10,033
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2041	1,065	529
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/2034	1,500	1,784
[1]	Mundelein IL GO	4.000%	12/15/2027	500	511
[1]	Mundelein IL GO	4.000%	12/15/2028	500	516
[1]	Mundelein IL GO	4.000%	12/15/2029	500	517
[1]	Mundelein IL GO	4.000%	12/15/2032	1,000	1,032
[1]	Mundelein IL GO	4.000%	12/15/2039	2,000	2,010
	Naperville IL GO	5.000%	12/1/2038	2,180	2,430
	Northbrook IL GO	5.000%	12/1/2043	1,785	1,892
	Northbrook IL GO	5.000%	12/1/2044	1,875	1,975
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2028	6,180	6,305
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2030	4,555	4,636
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2031	3,245	3,273
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2032	2,215	2,232
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2036	3,020	3,026
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2028	750	779
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2029	500	527
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2030	600	642
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2030	325	350
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2031	1,070	1,143
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2031	450	486
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2032	700	749
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2032	975	1,011
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2033	750	800
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2033	850	878
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2034	750	796
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2035	1,625	1,651
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2035	1,095	1,109
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2036	750	758
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2036	550	554
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2037	775	780
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2037	1,350	1,353
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2038	915	917
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2038	2,830	2,827
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2039	750	748
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2040	800	783
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2041	750	722

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/2026	23,730	24,027
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2026	10,780	10,915
[9]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2033	1,280	1,437
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2034	9,000	10,344
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2040	10,000	10,405
	Regional Transportation Authority Sales Tax Revenue	4.000%	6/1/2045	4,000	3,740
[2]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	5.000%	12/1/2033	1,500	1,693
	Romeoville IL GO	5.000%	12/30/2026	3,480	3,571
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2033	20,000	22,427
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	25,000	26,570
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	2,425	2,587
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2030	6,000	6,482
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2031	5,000	5,531
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2031	860	951
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2032	11,815	13,243
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2033	2,500	2,829
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2034	18,455	20,703
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	1,250	1,339
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	3,150	3,518
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	1,500	1,675
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	5,165	5,931
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	36,400	41,799
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	9,000	9,520
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	1,805	1,926
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	40,000	45,594
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	1,850	1,965
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	13,000	14,700
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2038	1,310	1,384
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2038	11,500	12,896
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2039	1,360	1,428
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2040	3,000	2,951
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2043	2,185	2,224
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/2028	1,615	1,644
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/2029	2,070	2,125
[1]	Sangamon County School District No. 186 Springfield GO	4.250%	6/1/2043	1,200	1,205
	Schaumburg IL GO	4.000%	12/1/2035	1,000	1,051
	Southwestern Illinois Community College District No. 522 GO	5.000%	12/1/2035	3,000	3,403
	Southwestern Illinois Community College District No. 522 GO	5.000%	12/1/2036	3,740	4,188
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	3,500	3,518
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	3,615	3,708
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	8,750	9,155
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	4/15/2034	925	955
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	10/15/2035	1,225	1,254
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/2036	2,700	3,023
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/2038	3,000	3,313
[1]	Southwestern Illinois Development Authority Miscellaneous Revenue (Local Government Program)	0.000%	2/1/2026	2,525	2,503
[2]	Tazewell County School District No. 52 Washington GO	6.500%	12/1/2041	460	551
[2]	Tazewell County School District No. 52 Washington GO	6.500%	12/1/2042	325	386
[2]	Tazewell County School District No. 52 Washington GO	6.500%	12/1/2043	325	383
[2]	Tazewell County School District No. 52 Washington GO	6.500%	12/1/2044	350	409
[2]	Tazewell County School District No. 52 Washington GO	6.500%	12/1/2047	950	1,099
	University of Illinois Auxiliary Facilities System College & University Revenue	5.000%	4/1/2038	3,800	4,266
	University of Illinois Auxiliary Facilities System College & University Revenue	5.000%	4/1/2039	6,000	6,681
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2040	5,195	5,808
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2041	5,000	5,538
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2042	4,000	4,389
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2043	3,750	4,087
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2044	2,000	2,160
[2]	University of Illinois College & University Revenue	3.000%	4/1/2037	3,710	3,435
[2]	University of Illinois College & University Revenue	3.000%	4/1/2038	3,825	3,495
[2]	University of Illinois College & University Revenue	3.000%	4/1/2040	3,905	3,433
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2029	5,920	5,323
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2030	5,680	4,937
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2036	2,870	2,948
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2036	530	544
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2037	4,760	4,861
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2037	3,250	3,319
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2038	4,955	5,048
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2038	3,370	3,433
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2039	5,100	5,178

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2040	5,300	5,352
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2041	5,515	5,580
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/2032	750	790
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/2033	535	562
	Will County IL GO	5.000%	11/15/2035	1,850	2,151
	Will County IL GO	5.000%	11/15/2036	2,250	2,585
	Will County School District No. 122 GO	4.000%	10/1/2032	1,000	1,047
	Will County School District No. 122 GO	4.000%	10/1/2033	1,395	1,455
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2039	325	350
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2040	550	590
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2041	875	932
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2042	1,000	1,055
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2043	1,000	1,046
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2044	750	778
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/2026	3,645	3,612
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/2027	2,000	1,914
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2032	6,420	6,981
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	4.000%	2/1/2033	10,555	11,004
					5,162,355
Indiana (1.0%)
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,900	2,061
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	3,750	4,023
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2044	6,375	6,730
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/2033	9,110	9,212
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/2034	9,640	9,746
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2036	13,470	13,614
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue	5.000%	7/10/2039	1,000	1,097
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue	5.000%	7/10/2040	1,800	1,951
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	250	277
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2032	250	281
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2033	475	538
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2034	600	684
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	1,000	1,136
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2036	1,000	1,129
	Danville Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	3,750	4,058
	Danville Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	2,460	2,641
	Danville Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2044	8,000	8,427
[2]	Evansville Waterworks District Water Revenue	5.000%	7/1/2042	1,000	1,054
	Evansville-Vanderburgh School Building Corp. Lease (Abatement) Revenue	0.000%	7/15/2030	1,000	850
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2039	6,115	6,650
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,250	1,355
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	1,500	1,615
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	1,000	1,013
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	750	768
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	1,320	1,364
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	750	782
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	1,250	1,306
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	1,130	1,182
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	1,000	1,047
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	1,000	1,046
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2032	1,250	1,306
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	1,025	1,069
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	1,250	1,298
	Hanover Middle School Building Corp. Lease (Abatement) Revenue	2.000%	1/15/2040	4,010	2,938
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	4.000%	7/15/2035	4,260	4,362
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2027	350	357
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2028	385	401
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2031	1,005	1,093
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2032	1,000	1,064
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2033	1,120	1,245
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2034	1,100	1,161
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2034	1,180	1,321
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/2036	1,115	1,131
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/2037	1,320	1,335
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2030	700	747
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2031	800	863
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2032	2,520	2,728
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2033	2,645	2,875
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2034	2,780	3,018

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.500%	10/1/2036	5,100	5,644
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2038	5,660	5,936
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	1,620	1,567
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	3,065	2,965
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/2030	19,290	19,726
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	950	950
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	5,850	5,976
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	6,475	6,615
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,495	1,525
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,000	1,011
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	6,395	6,676
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	6,785	7,083
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	6,995	7,299
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	2,570	2,679
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	380	402
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	4,010	4,180
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	500	537
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,305	1,327
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	19,250	20,066
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2031	2,570	2,740
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	22,000	22,926
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	700	772
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2032	1,350	1,449
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	19,725	20,541
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	1,000	1,112
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2033	2,830	3,040
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	1,545	1,725
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2034	2,975	3,201
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2035	1,100	1,227
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2035	16,850	17,036
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2036	2,000	2,216
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	2,000	2,026
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2036	11,140	11,238
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2037	1,250	1,373
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2037	6,220	6,261
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2038	1,000	1,092
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	2,000	2,030
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2039	1,000	1,084
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2040	1,000	1,074
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Greenwod Village South Project)	3.750%	5/15/2032	600	601
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2032	1,470	1,582
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2034	1,625	1,762
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2035	1,710	1,851
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2036	900	964
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.125%	3/1/2045	3,205	3,221
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2028	15,000	15,750
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2030	5,000	5,422
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	8,500	9,523
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2033	28,160	32,049
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2035	29,335	33,270
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2037	12,370	13,803
[5]	Indiana Finance Authority Industrial Revenue VRDO	3.900%	11/3/2025	8,770	8,770
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2035	1,330	1,399
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2037	1,875	1,936
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2040	3,000	3,018
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2045	1,600	1,514
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/2038	800	840
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/2043	860	871
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2030	800	890
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2032	1,000	1,148
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2036	1,000	1,146
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2037	2,570	2,919
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2038	12,050	11,147
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2038	1,000	1,123
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2039	3,000	2,697
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2039	1,000	1,110
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2040	6,000	5,292
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2040	1,200	1,320
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2041	3,400	3,704
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2042	3,000	3,237

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2043	4,650	4,973
	Indiana Finance Authority Water Revenue	4.000%	2/1/2038	1,065	1,101
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	500	501
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2049	940	933
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2052	6,245	6,124
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2053	1,365	1,440
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2034	1,600	1,681
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2035	1,080	1,132
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2036	1,625	1,697
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2037	2,175	2,265
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2038	2,415	2,504
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2030	3,985	4,171
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2033	7,280	7,357
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2033	6,330	6,609
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2034	16,000	16,156
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2034	4,085	4,254
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2035	20,110	20,297
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2035	1,315	1,370
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2036	12,500	12,610
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2037	2,410	2,502
	Indianapolis Board of School Commissioners GO	5.000%	1/15/2026	665	668
	Indianapolis Board of School Commissioners GO	5.000%	7/15/2026	665	676
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2035	7,000	7,377
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2036	10,025	10,526
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2037	4,500	4,706
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2033	1,000	1,073
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.500%	3/1/2038	2,400	2,601
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.750%	3/1/2043	3,390	3,582
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2031	2,110	2,258
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2032	1,035	1,105
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2033	1,530	1,630
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2034	2,450	2,601
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2035	1,945	2,057
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2036	3,510	3,698
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2037	3,700	3,882
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2041	3,000	3,440
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2042	2,500	2,849
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2043	1,875	2,124
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2036	5,000	5,184
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	2/1/2037	1,500	1,557
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2037	5,000	5,129
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2038	18,000	18,282
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2040	2,630	2,643
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2042	1,795	1,918
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2043	2,420	2,569
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2044	2,000	2,113
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2045	900	948
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/2030	1,160	1,239
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/2032	1,610	1,721
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/2033	1,540	1,643
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Indianapolis Public Transportation Corp. Project)	5.000%	7/15/2042	1,000	1,077
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Indianapolis Public Transportation Corp. Project)	5.000%	7/15/2043	1,375	1,463
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Indianapolis Public Transportation Corp. Project)	5.000%	1/15/2045	1,840	1,936
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2028	7,645	7,807
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2028	7,795	7,990
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2034	2,000	2,284
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	2,300	2,608
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2036	425	470
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2040	1,250	1,356
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2041	1,950	2,121
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	1,500	1,610
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2042	5,000	5,362
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2039	600	663
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2041	1,000	1,080
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2042	1,215	1,303
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2043	1,180	1,256
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2044	2,200	2,324

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2040	1,150	1,255
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	4,075	4,369
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2044	2,260	2,394
	Purdue University College & University Revenue	5.000%	7/1/2034	1,590	1,609
	Purdue University College & University Revenue	5.000%	7/1/2036	1,255	1,269
	Rockport IN Electric Power & Light Revenue PUT	3.700%	6/1/2029	12,775	13,168
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2030	300	312
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2030	200	209
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2031	200	210
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2033	700	741
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/2038	1,400	1,287
	Tri-Creek 2002 High School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2034	2,000	2,004
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	1,465	1,575
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2030	3,030	3,156
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2031	3,155	3,274
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2032	3,285	3,404
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	1,000	1,099
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	1,170	1,297
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	615	681
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	635	710
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2032	1,100	1,238
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2032	1,500	1,689
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2032	1,125	1,275
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2033	775	884
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	1,000	1,147
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	1,400	1,606
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2034	1,600	1,840
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2034	1,275	1,475
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2034	1,685	1,949
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2039	1,000	1,083
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,215	1,291
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2041	1,750	1,927
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2041	2,500	2,753
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,000	1,054
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	3,050	3,297
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	4,200	4,540
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	1/15/2044	1,000	1,073
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	1/15/2044	1,250	1,341
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2045	1,350	1,398
	Whiting IN Industrial Revenue (BP Products North America Inc. Project) PUT	4.200%	6/21/2035	16,385	17,155
					836,379
Iowa (0.2%)
[2]	Davenport Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	4.000%	6/1/2042	5,045	5,054
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/2039	4,995	4,561
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/2040	7,210	6,537
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/2041	7,425	6,678
	Iowa City Community School District GO	3.000%	6/1/2031	3,840	3,818
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	525	571
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	1,780	1,650
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	830	894
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	885	949
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/2038	1,305	1,254
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	2,210	2,265
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	1,065	1,133
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2044	2,850	2,784
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Presbyterian Homes Mill Pond Project)	4.500%	10/1/2035	750	757
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Presbyterian Homes Mill Pond Project)	5.500%	10/1/2045	1,000	1,010
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	4.000%	12/1/2032	14,250	15,488
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	5.000%	12/1/2032	24,000	27,624
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2047	3,255	3,285
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2052	3,325	3,264
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2052	5,180	5,223
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/2050	820	812
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Union at Bluffs Run Project)	4.650%	7/1/2043	3,000	3,089
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2028	735	771
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2029	1,165	1,240
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2030	1,220	1,315
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2031	1,800	1,937
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2032	1,925	2,065

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2033	2,025	2,163
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2034	2,135	2,270
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2036	2,475	2,606
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2037	2,600	2,726
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2038	2,735	2,857
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2039	2,875	2,987
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,705	1,844
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	800	873
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,300	2,492
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	2,330	2,504
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2034	1,285	1,301
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2035	425	428
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2036	2,505	2,507
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2037	3,310	3,288
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	4,000	3,929
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	2,300	2,238
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2040	4,000	3,849
	University of Iowa College & University Revenue	3.000%	7/1/2033	1,000	982
	University of Iowa Facilities Corp. College & University Revenue	5.000%	6/1/2044	1,090	1,161
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2034	650	732
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2035	625	700
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2036	1,000	1,109
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2044	1,735	1,809
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2045	1,815	1,882
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2046	2,875	2,966
	Waukee Community School District GO	3.000%	6/1/2031	4,700	4,688
	Waukee Community School District GO	3.000%	6/1/2032	4,840	4,790
					167,709
Kansas (0.2%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/2027	2,500	2,559
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/2029	3,025	3,098
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/2030	3,025	3,094
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/2031	5,750	5,878
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/2027	2,000	2,087
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/2027	2,470	2,577
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/2027	2,680	2,796
[2]	Butler County Unified School District No. 402 Augusta GO	5.250%	9/1/2041	1,000	1,090
[2]	Butler County Unified School District No. 402 Augusta GO	5.250%	9/1/2044	1,000	1,071
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2036	600	656
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2042	2,250	2,371
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	600	600
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	500	500
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	500	499
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	500	499
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	500	497
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	650	645
[1]	Johnson & Miami Counties Unified School District No. 230 Spring Hills GO	6.000%	9/1/2042	1,650	1,929
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/2031	2,500	2,826
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/2035	2,250	2,340
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	8,000	8,705
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2036	4,750	5,521
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2037	9,925	10,231
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2040	7,000	7,827
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2041	2,500	2,751
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2041	10,500	11,607
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2042	2,500	2,725
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2042	11,500	12,630
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2043	4,050	4,372
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	11,860	13,278
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2028	1,360	1,440
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	4,735	4,829
	Leavenworth County Unified School District No. 458 GO	5.000%	9/1/2042	3,820	3,998
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2029	450	459
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2030	325	332
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2031	350	357
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	1,000	941
[4]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/2034	630	664
	Prairie Village KS Tax Increment/Allocation Revenue (Meadowbrook TIF Project)	2.875%	4/1/2030	5	5
	Prairie Village KS Tax Increment/Allocation Revenue (Meadowbrook TIF Project)	3.125%	4/1/2036	1,000	953

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2039	1,550	1,716
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2040	1,350	1,478
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2041	4,980	5,388
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2042	2,665	2,850
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2043	5,220	5,520
[1]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/2040	1,080	1,151
[1]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/2042	1,000	1,053
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/2030	1,325	1,355
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/2031	1,500	1,533
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/2032	1,280	1,306
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/2034	6,125	5,900
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2036	1,500	1,682
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2037	2,000	2,229
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2038	1,755	1,934
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2040	1,750	1,903
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2042	3,000	3,220
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	3,770	4,040
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2044	3,905	4,142
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2045	3,350	3,544
					183,181
Kentucky (1.7%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	600	621
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	265	278
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	375	398
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	1,395	1,461
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	450	469
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2033	1,290	1,295
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2034	1,000	998
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2035	470	466
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2036	380	373
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/2026	2,270	2,277
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/2027	2,460	2,469
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/2028	1,260	1,266
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/2029	1,000	1,004
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/2026	11,250	11,019
	Daviess County School District GO	5.000%	2/1/2036	1,195	1,326
[2]	Fayette County KY School District GO	5.000%	6/1/2038	6,705	7,525
	Hardin County School District GO	5.000%	6/1/2035	2,680	3,030
	Hardin County School District GO	5.000%	6/1/2036	2,830	3,176
	Hardin County School District GO	5.000%	6/1/2037	2,970	3,308
	Hardin County School District GO	5.000%	6/1/2039	2,770	3,043
	Hardin County School District GO	4.000%	6/1/2042	4,040	3,938
	Hardin County School District GO	4.000%	6/1/2043	8,485	8,158
	Hardin County School District GO	4.000%	6/1/2044	1,450	1,379
	Henderson County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/2042	2,090	2,043
	Jefferson County KY Board of Education GO	4.000%	9/1/2034	2,535	2,657
	Jefferson County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	5/1/2036	3,600	3,934
	Jessamine County School District GO	5.000%	6/1/2038	1,815	1,988
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2033	190	196
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2035	235	239
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2036	240	243
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2038	200	199
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	30,660	34,098
[1]	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	4,000	4,543
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2027	1,835	1,904
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2031	2,240	2,372
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2032	1,360	1,439
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2033	1,380	1,454
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2034	1,405	1,475
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2036	1,880	1,960
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2037	1,750	1,817
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2038	1,750	1,811
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2043	4,920	4,994
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2033	2,925	3,157
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2034	3,070	3,300
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2035	3,230	3,449
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2036	3,395	3,609
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	4,000	4,145
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	2,670	2,858

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,045	2,114
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	2,810	2,996
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	2,055	2,125
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,700	1,811
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,000	1,034
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,500	1,550
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,260	1,335
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	5,000	5,159
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	2,720	2,801
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	1,600	1,645
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	2,515	2,582
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	4,775	4,894
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	2,000	2,003
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2039	2,500	2,470
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue	4.375%	9/1/2040	6,555	6,982
[4,5]	Kentucky Housing Corp. Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.050%	11/3/2025	8,075	8,075
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2027	4,425	4,429
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2028	5,015	5,022
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2029	4,000	4,006
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2030	2,525	2,529
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2027	2,820	2,905
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2028	3,135	3,281
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2029	3,015	3,161
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2030	3,860	4,047
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2033	2,035	2,150
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2034	1,220	1,282
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2035	2,435	2,549
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2036	5,855	6,040
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2037	2,400	2,468
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/2026	16,500	16,475
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2032	3,090	3,340
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2032	6,340	6,885
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2033	130,000	135,602
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/2026	23,870	24,045
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	40,255	40,935
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	148,770	159,016
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	95,810	101,810
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	92,730	95,300
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	90,895	100,222
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	122,460	133,020
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2031	2,750	2,903
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2032	2,000	2,108
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2033	2,000	2,106
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2034	1,000	1,051
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/2034	1,355	1,379
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/2036	1,130	1,142
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2032	1,270	1,452
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2033	1,350	1,559
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2036	1,690	1,913
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2037	1,400	1,573
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2038	1,125	1,256
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2039	1,250	1,385
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/2043	2,590	2,873
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2041	4,085	4,042
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2042	1,805	1,964
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2043	1,975	1,898
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2030	835	923
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2031	1,565	1,765
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2032	2,440	2,786
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2033	2,005	2,314
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2034	5,830	6,797
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2041	5,500	6,025
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2042	7,000	7,606
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2043	6,500	7,062
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2044	5,500	5,925
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2033	8,000	9,144
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2034	8,000	9,285
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2035	6,000	7,013
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2036	5,170	6,097
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	2.000%	5/15/2033	1,380	1,226

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2044	2,000	1,624
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue	2.000%	10/1/2033	21,500	18,726
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	15,500	16,324
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	800	884
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	5,895	6,104
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	6,650	6,982
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	700	769
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	1,225	1,335
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	2,125	2,296
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	2,315	2,480
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	12/1/2041	4,000	4,000
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	2,000	2,122
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	6,320	6,755
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	19,640	20,935
[5]	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue VRDO	3.970%	11/3/2025	19,600	19,600
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/2026	3,560	3,473
	Madison County School District Finance Corp. Lease (Appropriation) Revenue	2.000%	2/1/2041	2,000	1,380
	Oldham County School District GO	5.000%	3/1/2038	2,800	3,082
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/2028	1,250	1,275
	Owen County KY Water Revenue PUT	2.450%	10/1/2029	15,245	14,752
	Owen County KY Water Revenue PUT	2.450%	10/1/2029	14,000	13,547
[1]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2026	1,150	1,169
	University of Kentucky College & University Revenue	4.000%	10/1/2029	3,055	3,066
	University of Kentucky College & University Revenue	3.500%	4/1/2030	1,000	1,024
	University of Kentucky College & University Revenue	3.500%	4/1/2031	2,465	2,527
	University of Kentucky College & University Revenue	4.000%	10/1/2031	15,070	15,121
	University of Kentucky College & University Revenue	3.500%	4/1/2032	2,550	2,620
	University of Kentucky College & University Revenue	3.625%	4/1/2033	2,640	2,734
	University of Kentucky College & University Revenue	4.000%	4/1/2042	10,000	9,959
	University of Kentucky College & University Revenue	4.000%	4/1/2043	9,610	9,439
[1]	University of Louisville College & University Revenue	4.000%	9/1/2029	1,315	1,356
[2]	University of Louisville College & University Revenue	5.000%	9/1/2035	1,345	1,560
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2038	1,300	1,437
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2039	1,750	1,918
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2040	2,000	2,172
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2041	1,385	1,492
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2042	1,565	1,669
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2043	4,000	4,229
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2044	1,815	1,903
					1,377,668
Louisiana (0.9%)
[4,5]	Calcasieu Parish Public Trust Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	4.050%	11/3/2025	17,217	17,217
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/2028	9,750	9,139
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2032	1,500	1,703
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2034	750	864
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2035	650	751
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2036	1,500	1,710
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2037	1,500	1,696
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2038	1,040	1,167
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2039	625	696
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2040	1,280	1,406
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.250%	7/15/2041	1,500	1,654
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.250%	7/15/2042	2,180	2,370
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.250%	7/15/2045	4,425	4,661
[12]	Freddie Mac Pool	3.650%	12/1/2037	16,204	15,589
[12]	Freddie Mac Pool	3.550%	1/1/2040	6,600	6,353
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2034	575	661
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2035	485	559
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2036	535	608
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2037	675	758
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2038	1,050	1,173
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2039	1,000	1,108
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2041	1,000	1,085
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2042	1,305	1,404
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2043	1,475	1,568
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2044	1,150	1,212
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/2038	7,665	7,807
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/2039	11,650	11,792

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2034	1,500	1,558
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2036	2,000	2,067
[1]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/2025	1,500	1,500
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/2028	1,010	1,050
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/2029	800	832
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/2030	1,500	1,562
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.500%	4/1/2045	1,330	1,452
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/2036	525	586
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/2037	500	554
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/2038	625	689
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/2039	765	838
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/2042	1,000	1,002
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	3,665	4,117
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	5,055	5,753
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2033	5,615	6,465
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	3.000%	5/1/2041	2,760	2,430
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2041	1,500	1,636
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/2044	1,025	998
	Louisiana GO	5.000%	2/1/2027	5,325	5,481
	Louisiana GO	5.000%	2/1/2028	5,000	5,265
	Louisiana GO	5.000%	2/1/2030	9,000	9,900
	Louisiana GO	5.000%	6/1/2032	3,925	4,493
	Louisiana GO	5.000%	2/1/2033	6,000	6,949
	Louisiana GO	5.000%	6/1/2033	2,250	2,610
	Louisiana GO	5.000%	2/1/2034	7,000	8,199
	Louisiana GO	5.000%	6/1/2034	3,555	4,168
	Louisiana GO	5.000%	6/1/2036	5,000	5,782
	Louisiana GO	5.000%	6/1/2037	7,015	8,040
	Louisiana GO	5.000%	6/1/2040	6,840	7,680
	Louisiana GO	4.000%	5/1/2041	1,100	1,100
	Louisiana GO	5.000%	6/1/2041	2,195	2,445
	Louisiana GO	5.000%	6/1/2042	5,000	5,512
	Louisiana GO	5.000%	6/1/2043	6,000	6,552
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Ridge Common Project)	4.500%	7/1/2042	4,804	4,924
	Louisiana Local Government Environmental Facilities & Community Development Authority Electric Power & Light Revenue (Entergy Louisiana LLC Project)	2.500%	4/1/2036	1,000	853
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/2026	1,625	1,652
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/2027	1,250	1,295
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/2028	2,135	2,208
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2031	5,180	5,352
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2032	5,875	6,062
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2033	13,760	14,174
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	4.250%	8/15/2034	21,798	21,926
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2034	8,940	9,200
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2035	27,020	27,738
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2036	44,245	45,329
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2037	11,935	12,198
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	18,760	18,503
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2029	400	428
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2030	940	1,025
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2031	1,100	1,222
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2032	1,750	1,975
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2033	1,770	2,018
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2040	2,465	2,685
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2041	1,500	1,623
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/2026	1,700	1,703
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/2028	1,875	1,878

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/2031	1,420	1,422
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2029	5,900	6,260
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2031	11,040	11,677
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2032	1,575	1,663
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2033	1,520	1,602
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2034	2,260	2,375
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2035	2,505	2,624
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2036	2,635	2,748
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2037	2,775	2,884
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2038	2,915	3,020
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/2027	10,455	10,548
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	5,020	5,110
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	4,215	4,293
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	5.000%	6/15/2035	5,000	5,161
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	5.250%	6/15/2035	3,815	3,937
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	5.500%	6/15/2040	2,000	2,055
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.000%	6/15/2045	4,000	4,078
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2030	2,500	2,676
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2033	4,515	4,916
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2035	775	862
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2038	250	272
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,785	2,884
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,470	1,545
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	14,515	15,648
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	7,020	7,027
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	8,390	8,398
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	2,500	2,813
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/2036	5,000	5,232
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/2037	6,700	7,001
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/2038	4,040	4,211
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	6/1/2033	18,500	20,363
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2031	1,250	1,403
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2033	1,350	1,547
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2034	1,300	1,499
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2035	1,150	1,307
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2040	2,000	2,182
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2041	2,000	2,161
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2042	2,100	2,252
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2043	2,375	2,527
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2044	2,000	2,118
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2037	2,000	2,231
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2038	1,500	1,659
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2039	3,000	3,288
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2040	2,250	2,445
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2041	5,250	5,650
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2028	1,825	1,932
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2033	1,000	1,052
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2034	1,280	1,343
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2035	1,480	1,546
	New Orleans LA GO	5.000%	12/1/2038	3,430	3,676
[1]	Shreveport LA GO	5.000%	3/1/2041	1,000	1,071
[1]	Shreveport LA GO	5.000%	3/1/2044	1,250	1,304
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2027	1,750	1,817
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2028	1,150	1,214
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2030	2,900	3,076
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2031	1,000	1,059
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2032	3,935	4,159
[2]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/2034	2,175	2,209

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. James Parish LA Industrial Revenue (Nustar Logistics LP Project) PUT	3.700%	6/1/2030	2,410	2,433
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/2026	11,825	11,769
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	18,185	18,120
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/2026	13,425	13,523
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	35,600	36,033
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/2031	2,535	2,734
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/2032	3,310	3,608
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/2035	7,415	8,199
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/2037	1,000	1,032
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2029	1,530	1,607
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2035	2,515	2,555
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2036	3,385	3,420
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2037	4,090	4,117
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2038	1,775	1,776
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2039	1,755	1,742
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	3.000%	2/1/2040	4,250	3,421
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2041	1,485	1,433
					732,501
Maine (0.1%)
	Bar Harbor ME GO	5.000%	9/1/2040	850	951
	Bar Harbor ME GO	5.000%	9/1/2042	425	466
	Lower Kennebec Regional School Unit No. 1 GO	3.000%	11/1/2033	1,000	992
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/2039	3,065	3,121
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/2040	1,685	1,707
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/2041	3,330	3,349
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	365	369
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	350	361
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	360	370
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	465	479
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/2040	2,250	2,488
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,270	1,362
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	680	718
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,480	1,612
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	635	670
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,000	1,086
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	585	616
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,000	1,082
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,310	2,426
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,076
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	500	553
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,770	2,043
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,250	2,355
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,000	1,069
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,000	1,159
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,765	1,799
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	350	360
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	3,315	3,459
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,150	1,321
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,150	1,164
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	3,365	3,503
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,590	2,948
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,500	1,512
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	350	358
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	2,470	2,563
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	2,000	2,007
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	1,690	1,691
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	300	304
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2040	1,000	1,108
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	1,470	1,608
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	3,090	3,346
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	3,235	3,465

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	3,385	3,593
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	1,000	932
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	3,520	3,721
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/2033	2,920	3,021
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/2036	5,630	6,033
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/2037	1,495	1,408
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/2040	1,345	1,187
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/2041	1,925	1,664
	Maine State Housing Authority Local or Guaranteed Housing Revenue	2.300%	11/15/2046	425	298
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2048	445	446
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	2,200	2,442
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2055	4,000	4,455
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/2033	1,460	1,542
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/2034	1,750	1,843
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/2034	1,000	1,095
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	425	460
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	810	875
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	695	749
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	620	666
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	1,000	1,018
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	1,055	1,066
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2038	1,170	1,179
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2040	1,850	1,819
	Regional School Unit No. 14 GO	5.000%	11/1/2037	825	947
	Regional School Unit No. 14 GO	5.000%	11/1/2042	1,000	1,091
					108,546
Maryland (1.0%)
	Baltimore County MD GO	4.000%	3/1/2034	2,650	2,747
	Baltimore County MD GO	4.000%	3/1/2035	7,845	8,106
	Baltimore County MD GO	5.000%	7/1/2042	8,030	8,840
	Baltimore County MD GO	5.000%	2/1/2043	2,395	2,616
	Baltimore County MD GO	5.000%	3/1/2043	6,200	6,803
	Baltimore County MD GO	5.000%	7/1/2043	8,440	9,211
	Baltimore County MD GO	5.000%	7/1/2044	1,930	2,092
	Baltimore County MD GO	5.000%	2/1/2045	2,355	2,541
	Baltimore County MD GO	5.000%	7/1/2045	1,795	1,936
	Baltimore County MD GO	5.000%	7/1/2046	1,885	2,022
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.050%	6/1/2028	190	186
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.150%	6/1/2029	215	210
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.375%	6/1/2029	300	292
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.200%	6/1/2030	200	195
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.250%	6/1/2031	200	194
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.300%	6/1/2032	255	247
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.350%	6/1/2033	265	255
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.400%	6/1/2034	290	277
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.550%	6/1/2034	600	574
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.450%	6/1/2035	300	284
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	4.875%	6/1/2042	875	886
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2033	1,020	1,044
	Frederick County MD Tax Increment/Allocation Revenue (Oakdale-lake Linganore Project)	3.250%	7/1/2029	740	717
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2027	2,000	2,019
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2028	2,000	2,039
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2033	5,000	5,104
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2036	2,000	2,031
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/2027	1,000	961
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/2029	4,855	4,494
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/2026	5,320	5,355
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/2033	4,925	4,932
	Howard County MD (Consolidated Public Improvement Project) GO	4.000%	8/15/2042	6,985	7,054
	Maryland Community Development Administration Intergovernmental Agreement Revenue	3.000%	6/1/2041	3,005	2,569
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/2029	4,805	4,846
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2029	1,000	1,056
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	2.100%	9/1/2041	9,000	6,529
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.350%	2/1/2044	7,335	7,247
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/2049	640	645
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2052	710	733
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	5,600	6,257
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2029	15,900	15,936
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/2030	3,000	3,092

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2030	31,000	31,084
	Maryland Department of Transportation Fuel Sales Tax Revenue	2.500%	10/1/2033	5,000	4,740
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2035	17,260	16,903
	Maryland Economic Development Corp. Lease (Appropriation) Revenue (Port Convington Project)	3.250%	9/1/2030	905	879
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2033	1,880	2,057
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2036	1,100	1,186
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2037	600	642
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2038	500	530
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2039	500	525
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/2045	1,030	1,076
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.625%	7/1/2043	2,500	2,655
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2028	300	312
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2029	300	316
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2030	300	320
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2031	565	610
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2026	2,000	2,018
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2027	1,350	1,379
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2028	2,000	2,076
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2029	1,850	1,921
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2030	1,250	1,298
	Maryland GO	5.000%	8/1/2026	39,710	40,407
	Maryland GO	5.000%	8/1/2026	20,000	20,351
	Maryland GO	5.000%	6/1/2028	10,000	10,625
	Maryland GO	5.000%	8/1/2028	4,500	4,682
	Maryland GO	3.500%	3/15/2032	10,000	10,123
	Maryland GO	5.000%	6/1/2036	25,000	28,977
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.250%	6/1/2042	2,035	2,070
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.250%	6/1/2043	2,320	2,348
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/2030	350	371
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/2032	400	427
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2034	700	702
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2036	425	421
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2038	500	485
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2039	475	455
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2041	1,515	1,398
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	210	210
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	235	239
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2028	5,685	5,818
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	1,420	1,489
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	565	578
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	160	168
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2029	2,250	2,303
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	1,500	1,603
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	425	435
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	285	302
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2030	2,180	2,231
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	850	868
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2031	2,470	2,678
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2032	1,950	2,105
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,000	1,020
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	6,650	6,655
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2033	1,000	996
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	5,000	5,003
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2034	2,565	2,600
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2034	1,835	1,969
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2035	2,500	2,672
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	1,445	1,522
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2037	6,435	6,528
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	745	735

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2038	2,400	2,425
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	13,830	14,005
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2039	5,970	5,794
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2039	3,540	3,552
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2040	3,180	3,128
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	870	836
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	3,115	3,024
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	4,725	5,142
[3,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	3.760%	7/1/2041	69,350	69,350
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2027	460	474
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2028	1,350	1,421
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2029	1,510	1,623
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2032	3,000	3,410
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2033	2,000	2,299
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2034	2,250	2,609
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2035	2,285	2,381
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2035	1,990	2,087
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2035	2,635	3,032
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2037	4,350	4,468
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2037	1,010	1,042
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2038	4,830	4,925
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2039	3,500	3,558
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2039	4,300	4,382
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2040	3,185	3,206
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2041	4,100	4,473
	Maryland Stadium Authority Appropriations Revenue	3.000%	6/1/2042	11,455	9,259
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2042	4,755	5,139
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2043	5,360	5,744
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2044	4,000	4,258
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2045	7,000	7,418
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2032	5,595	5,575
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2033	3,500	3,475
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/2034	9,000	7,825
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/2035	8,000	6,811
	Maryland State Transportation Authority Highway Revenue	2.125%	7/1/2036	10,000	8,440
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2037	7,975	7,486
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2038	2,250	2,077
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/2038	2,280	2,347
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2040	4,750	4,176
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2041	5,000	5,525
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2042	5,000	5,473
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2043	1,500	1,628
[14]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	3.850%	7/1/2034	10,000	10,350
	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	5.000%	1/1/2043	1,410	1,512
	Montgomery County MD GO	3.000%	11/1/2036	16,000	15,509
	Montgomery County MD GO	5.000%	8/1/2037	10,100	11,242
	Montgomery County MD GO	3.000%	11/1/2038	5,000	4,662
	Prince George's County MD COP	5.000%	10/1/2043	4,500	4,595
	Prince George's County MD GO	5.000%	7/15/2026	22,685	23,050
	Prince George's County MD GO	4.000%	7/15/2030	7,500	7,758
	Prince George's County MD GO	4.000%	7/15/2031	1,000	1,046
	Prince George's County MD GO	3.000%	7/15/2033	14,000	14,006
	Prince George's County MD GO	5.000%	8/1/2041	4,400	4,873
	Prince George's County MD GO	5.000%	8/1/2044	6,945	7,501
	Prince George's County MD Health, Hospital, Nursing Home Revenue	4.750%	4/1/2027	3,510	3,511
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	1,030	1,035
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	3,185	3,198
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2026	965	969
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2026	770	773
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2028	1,100	1,114
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2029	500	507
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2030	935	948
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2032	535	542
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2032	750	759
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2035	1,000	1,007
	University System of Maryland College & University Revenue	4.000%	4/1/2031	6,600	6,727
	University System of Maryland College & University Revenue	3.000%	4/1/2032	5,360	5,375
	University System of Maryland College & University Revenue	3.125%	4/1/2033	5,520	5,542
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/2026	7,000	7,100

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/2033	14,265	14,538
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2041	10,220	10,459
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2041	1,020	1,044
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2043	11,050	11,070
				809,894
Massachusetts (1.5%)
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2029	805	810
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2039	1,000	1,001
Commonwealth of Massachusetts GO	5.000%	12/1/2025	20,080	20,114
Commonwealth of Massachusetts GO	5.000%	7/1/2028	14,520	15,466
Commonwealth of Massachusetts GO	5.000%	9/1/2028	6,935	7,415
Commonwealth of Massachusetts GO	5.000%	5/1/2030	1,080	1,197
Commonwealth of Massachusetts GO	5.000%	10/1/2030	51,030	57,026
Commonwealth of Massachusetts GO	5.000%	10/1/2031	11,400	12,971
Commonwealth of Massachusetts GO	5.250%	1/1/2034	20,000	21,586
Commonwealth of Massachusetts GO	3.000%	3/1/2036	7,930	7,732
Commonwealth of Massachusetts GO	5.000%	9/1/2036	23,520	24,743
Commonwealth of Massachusetts GO	5.000%	12/1/2036	6,500	6,636
Commonwealth of Massachusetts GO	2.000%	3/1/2037	6,020	5,051
Commonwealth of Massachusetts GO	5.000%	5/1/2037	1,300	1,469
Commonwealth of Massachusetts GO	5.000%	9/1/2037	10,030	10,511
Commonwealth of Massachusetts GO	5.000%	11/1/2037	20,000	20,706
Commonwealth of Massachusetts GO	3.000%	11/1/2038	6,000	5,515
Commonwealth of Massachusetts GO	5.000%	5/1/2039	1,200	1,338
Commonwealth of Massachusetts GO	5.000%	6/1/2039	8,650	9,885
Commonwealth of Massachusetts GO	3.000%	7/1/2039	4,010	3,635
Commonwealth of Massachusetts GO	3.000%	11/1/2039	4,500	4,051
Commonwealth of Massachusetts GO	2.000%	3/1/2040	3,055	2,344
Commonwealth of Massachusetts GO	5.000%	5/1/2040	1,250	1,378
Commonwealth of Massachusetts GO	5.000%	5/1/2040	1,000	1,049
Commonwealth of Massachusetts GO	3.000%	11/1/2040	10,840	9,563
Commonwealth of Massachusetts GO	2.000%	3/1/2041	8,280	6,153
Commonwealth of Massachusetts GO	5.000%	3/1/2041	3,820	4,212
Commonwealth of Massachusetts GO	5.000%	5/1/2041	2,500	2,728
Commonwealth of Massachusetts GO	5.000%	5/1/2041	1,800	1,988
Commonwealth of Massachusetts GO	3.000%	11/1/2041	2,550	2,209
Commonwealth of Massachusetts GO	5.000%	11/1/2041	5,000	5,523
Commonwealth of Massachusetts GO	5.000%	1/1/2042	6,190	6,754
Commonwealth of Massachusetts GO	2.000%	3/1/2042	8,815	6,337
Commonwealth of Massachusetts GO	5.000%	5/1/2042	5,390	5,821
Commonwealth of Massachusetts GO	5.000%	5/1/2042	3,000	3,283
Commonwealth of Massachusetts GO	5.000%	6/1/2042	4,020	4,440
Commonwealth of Massachusetts GO	5.000%	11/1/2042	20,545	22,483
Commonwealth of Massachusetts GO	5.000%	12/1/2042	5,000	5,499
Commonwealth of Massachusetts GO	5.000%	4/1/2043	3,000	3,278
Commonwealth of Massachusetts GO	5.000%	5/1/2043	1,185	1,269
Commonwealth of Massachusetts GO	5.000%	5/1/2043	2,000	2,142
Commonwealth of Massachusetts GO	5.250%	9/1/2043	16,000	16,625
Commonwealth of Massachusetts GO	5.000%	11/1/2043	21,825	23,285
Commonwealth of Massachusetts GO	5.000%	11/1/2043	14,000	15,191
Commonwealth of Massachusetts GO	5.000%	3/1/2044	8,560	9,190
Commonwealth of Massachusetts GO	5.000%	4/1/2044	1,750	1,893
Commonwealth of Massachusetts GO	5.000%	5/1/2044	2,500	2,687
Commonwealth of Massachusetts GO	5.000%	8/1/2044	16,655	18,052
Commonwealth of Massachusetts GO	5.000%	11/1/2044	2,500	2,687
Commonwealth of Massachusetts GO	5.000%	12/1/2044	7,085	7,645
Commonwealth of Massachusetts GO	5.000%	4/1/2045	1,535	1,650
Commonwealth of Massachusetts GO	5.000%	5/1/2045	4,000	4,274
Commonwealth of Massachusetts GO	5.000%	7/1/2045	19,050	19,820
Commonwealth of Massachusetts GO	5.000%	6/1/2046	10,000	10,713
Commonwealth of Massachusetts GO	5.000%	5/1/2047	1,025	1,085
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Project)	5.000%	6/1/2035	8,450	8,894
Lowell MA GO	4.000%	8/1/2037	1,695	1,759
Lowell MA GO	3.000%	9/1/2037	2,400	2,254
Lowell MA GO	3.000%	9/1/2038	2,490	2,297
Lowell MA GO	3.000%	9/1/2039	2,000	1,808
Lowell MA GO	4.000%	8/1/2041	2,000	2,005
Lynn MA GO	3.000%	9/1/2045	3,060	2,509
Marblehead MA GO	2.000%	7/15/2041	1,255	932

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	5,500	6,354
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	14,375	16,831
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	2,100	2,309
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	15,515	18,456
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	2,730	2,871
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	700	798
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	9,890	11,803
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	3,675	3,789
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	5,015	5,170
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	5,795	6,078
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	820	928
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	800	906
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	5,020	5,166
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	5,000	5,230
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	10,000	11,572
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	8,760	9,137
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	1,500	1,674
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	10,000	11,471
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2040	3,250	3,288
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	6,500	7,367
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	5,000	5,607
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	5,000	5,550
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2043	5,000	5,497
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	11,915	12,845
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	5,000	5,457
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	9,000	9,651
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	7,000	7,473
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2027	1,565	1,613
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2037	325	368
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2038	300	337
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2040	550	607
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2042	700	760
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2026	170	171
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	180	184
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	180	186
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2028	1,325	1,362
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	1,275	1,297
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	190	199
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	195	206
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2030	1,460	1,500
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2031	200	214
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	415	442
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	1,580	1,592
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	2,000	2,056
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	250	270
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	430	461
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	130	134
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2033	500	543
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	870	876
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	515	524
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2033	3,175	3,130
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	1,525	1,489
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2035	410	446
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2035	1,900	1,791
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2036	2,145	2,186
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2036	500	539
Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	20,000	22,047
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2036	1,000	991
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2037	600	642
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2037	945	926
Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2038	610	659
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2038	550	533
Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2039	770	825
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	5,060	4,760
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	2,250	2,117
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	1,680	1,566
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2039	580	554
Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2040	535	564
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	16,000	18,944
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2042	5,775	5,784

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2042	450	465
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	1,000	1,011
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2043	1,075	954
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	3,290	3,216
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2045	3,500	3,032
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	18,195	20,745
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/1/2035	13,040	15,343
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	33,310	38,968
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,000	1,009
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	500	499
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	1,310	1,309
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	5,010	5,079
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	955	985
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,300	3,482
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	175	187
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	530	577
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.750%	12/1/2029	900	901
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	200	217
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2030	670	723
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	650	721
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2031	2,505	2,780
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,365	1,438
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2031	695	758
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2032	2,635	2,965
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,650	1,763
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	310	340
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	32,680	36,777
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2032	705	777
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	475	524
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2033	2,770	3,151
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,660	1,745
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,360	1,449
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	325	355
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,225	1,404
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2033	580	643
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	575	630
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	3,000	3,093
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2034	2,910	3,336
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	4,355	4,570
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,062
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	295	321
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	5,710	5,829
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	27,335	30,961
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,590	2,985
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	600	652
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,835	1,920
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	5,500	5,755
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,250	1,322
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	205	222
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	6,370	7,210
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2035	640	711
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	5,240	5,326
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	5,000	5,219
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,020	1,075
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	5,700	5,936
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	4,555	4,604
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	5,000	5,191
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,120	1,131
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,200	1,208
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	260	276
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	270	285
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2039	675	725
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	5,000	5,227
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	9/1/2040	585	636
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/2041	28,300	27,616
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,295	1,275
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	1,900	1,650
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,030	2,186
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2042	4,000	4,275
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,160	2,305

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	3,000	3,174
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	4,000	4,201
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/2045	2,500	2,557
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2045	2,500	2,611
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	4,205	4,569
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/2028	345	365
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/2029	645	697
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/2030	675	744
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.375%	7/15/2045	4,800	4,857
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	4.250%	7/1/2034	500	509
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2044	710	703
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2039	700	774
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2041	500	550
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2042	750	817
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2043	750	810
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2044	500	536
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2045	500	534
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2029	2,365	2,383
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2030	2,485	2,500
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2032	2,000	2,006
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2033	1,955	1,956
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2038	5,000	4,857
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Program)	5.000%	10/1/2028	1,255	1,265
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2025	7,000	7,000
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/2030	5,000	5,586
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	3.600%	11/3/2025	12,950	12,950
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2027	5,165	5,194
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/2028	12,060	12,263
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/2029	3,005	3,030
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	12/1/2029	7,740	7,849
[14]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2045	2,000	1,598
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	4,005	4,018
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,470	1,475
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	2,500	2,508
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	3,905	4,168
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	4,770	5,055
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	2,860	3,015
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	2,560	2,684
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2037	4,075	4,836
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2038	2,925	3,471
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2041	1,250	1,384
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2041	2,010	2,226
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2042	1,500	1,643
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2042	1,550	1,698
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2043	1,750	1,900
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/2039	1,145	889
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2034	1,540	1,654
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2038	1,000	1,055
	University of Massachusetts Building Authority College & University Revenue (Project Revenue Bonds)	5.000%	11/1/2047	5,000	5,269
	Wakefield MA GO	5.000%	8/15/2041	3,855	4,249
	Wakefield MA GO	5.000%	8/15/2042	4,080	4,454
	Wakefield MA GO	5.000%	8/15/2043	1,835	1,986
[1]	Worcester MA GO	4.000%	2/15/2041	2,460	2,469
					1,228,807
Michigan (2.2%)
[16]	Allegan Public School District GO	5.000%	5/1/2039	1,075	1,186
[16]	Allegan Public School District GO	5.000%	5/1/2041	2,330	2,518

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	Allegan Public School District GO	5.000%	5/1/2042	2,435	2,610
[16]	Allegan Public School District GO	5.000%	5/1/2043	1,270	1,352
[16]	Alpena MI Public Schools GO	4.375%	5/1/2047	1,000	1,003
	Ann Arbor School District GO	5.000%	5/1/2041	12,305	13,573
	Ann Arbor School District GO	5.000%	5/1/2042	12,905	14,095
[16]	Battle Creek MI School District GO	5.000%	5/1/2032	2,920	2,945
[16]	Battle Creek MI School District GO	5.000%	5/1/2033	1,500	1,512
[16]	Battle Creek MI School District GO	5.000%	5/1/2034	3,065	3,087
[16]	Berkley School District GO	5.000%	5/1/2040	450	502
[16]	Berkley School District GO	5.000%	5/1/2041	775	854
[16]	Berkley School District GO	5.000%	5/1/2042	1,050	1,148
[16]	Berkley School District GO	5.000%	5/1/2043	1,470	1,590
[16]	Berkley School District GO	5.000%	5/1/2044	3,020	3,249
	Bloomfield Hills School District GO	5.000%	5/1/2040	1,100	1,204
	Bloomfield Hills School District GO	5.000%	5/1/2042	550	593
	Bloomfield Hills School District GO	5.000%	5/1/2043	500	535
[16]	Chippewa Valley Schools GO	5.000%	5/1/2032	1,005	1,005
[16]	Chippewa Valley Schools GO	5.000%	5/1/2033	1,725	1,852
[16]	Chippewa Valley Schools GO	5.000%	5/1/2034	2,850	3,040
[16]	Chippewa Valley Schools GO	5.000%	5/1/2034	1,080	1,080
[16]	Chippewa Valley Schools GO	5.000%	5/1/2035	2,850	3,028
[16]	Chippewa Valley Schools GO	5.000%	5/1/2035	800	800
[16]	Chippewa Valley Schools GO	5.000%	5/1/2036	3,325	3,519
[16]	Chippewa Valley Schools GO	5.000%	5/1/2037	3,475	3,664
[16]	Clarkston Community Schools GO	5.000%	5/1/2038	500	562
[16]	Clarkston Community Schools GO	5.000%	5/1/2039	325	362
[16]	Clarkston Community Schools GO	5.000%	5/1/2040	500	550
[16]	Clarkston Community Schools GO	5.000%	5/1/2041	750	816
[16]	Clarkston Community Schools GO	5.000%	5/1/2042	1,525	1,643
[16]	Clarkston Community Schools GO	5.000%	5/1/2043	1,150	1,227
[16]	Clarkston Community Schools GO	5.000%	5/1/2044	1,450	1,538
[16]	Clarkston Community Schools GO	5.000%	5/1/2045	1,600	1,691
[1,16]	Detroit City School District GO	5.250%	5/1/2027	1,210	1,254
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2032	3,250	3,667
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2034	3,000	3,437
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2041	3,250	3,509
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2042	2,000	2,139
	Detroit MI GO	5.000%	4/1/2032	800	870
	Detroit MI GO	5.000%	4/1/2033	1,525	1,655
	Detroit MI GO	5.000%	4/1/2034	400	432
	Detroit MI GO	5.000%	4/1/2036	1,800	1,921
	Detroit MI GO	5.000%	4/1/2036	2,750	2,835
	Detroit MI GO	5.500%	4/1/2036	435	469
	Detroit MI GO	5.000%	4/1/2037	1,000	1,061
	Detroit MI GO	5.000%	4/1/2039	1,900	1,994
	Detroit MI GO	5.500%	4/1/2040	680	719
	Detroit MI GO	6.000%	5/1/2043	475	524
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2032	2,000	2,256
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2033	2,000	2,278
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2034	1,750	1,978
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2035	2,000	2,234
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2036	1,000	1,109
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2037	1,800	1,983
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2038	2,000	2,190
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2039	1,500	1,634
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2026	1,130	1,139
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2028	1,000	1,051
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2030	1,895	1,997
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2032	2,315	2,437
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2035	1,310	1,375
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2037	1,610	1,683
[16]	East Lansing School District GO	5.000%	5/1/2028	695	718
[16]	East Lansing School District GO	5.000%	5/1/2029	500	517
[16]	East Lansing School District GO	5.000%	5/1/2030	615	635
[16]	East Lansing School District GO	5.000%	5/1/2031	1,955	2,020
[16]	East Lansing School District GO	5.000%	5/1/2033	755	778
[16]	East Lansing School District GO	5.000%	5/1/2034	1,540	1,583
[16]	East Lansing School District GO	5.000%	5/1/2036	1,125	1,153
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/2030	1,250	1,281
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/2031	2,900	2,974

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4,5]	Eastern Michigan University College & University Revenue TOB VRDO	3.930%	11/3/2025	370	370
[1,16]	Fenton Area Public Schools GO	4.000%	5/1/2042	2,320	2,304
[1,16]	Fenton Area Public Schools GO	4.000%	5/1/2043	2,410	2,370
[1,16]	Fenton Area Public Schools GO	4.000%	5/1/2045	2,580	2,484
[12]	Freddie Mac Pool	3.350%	10/1/2038	14,598	14,027
[12]	Freddie Mac Pool	4.400%	10/1/2040	5,677	5,832
[12]	Freddie Mac Pool	4.350%	4/1/2041	1,000	1,001
[16]	Galesburg-Augusta Community Schools GO	3.000%	5/1/2039	1,000	907
	Grand Rapids MI GO	5.000%	4/1/2037	500	574
	Grand Rapids MI GO	5.000%	4/1/2041	590	646
	Grand Rapids MI GO	5.000%	4/1/2042	1,560	1,692
	Grand Rapids MI GO	5.000%	4/1/2042	1,000	1,091
	Grand Rapids MI GO	5.000%	4/1/2043	1,090	1,174
	Grand Rapids MI GO	5.000%	4/1/2044	855	913
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2040	1,050	1,163
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2041	1,200	1,318
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2042	1,225	1,331
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2043	1,700	1,829
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2044	1,450	1,547
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2028	23,065	24,477
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2032	1,930	2,204
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2034	2,585	2,729
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2034	8,000	9,336
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2034	2,125	2,480
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	2,720	2,862
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	825	964
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	8,525	9,835
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	2,235	2,586
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2036	2,350	2,466
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2037	1,495	1,563
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2037	3,240	3,596
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2037	4,465	5,052
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	2,645	2,757
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	1,400	1,541
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	5,660	6,340
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	3,500	3,968
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	1,600	1,803
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2039	4,275	4,737
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2040	1,100	1,208
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2040	1,000	1,102
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2040	8,565	9,407
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2041	1,145	1,250
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2041	7,000	7,650
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2042	1,200	1,300
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2043	1,025	1,104
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/2030	17,025	17,255
[1]	Great Lakes Water Authority Sewage Disposal System Water Revenue	4.000%	7/1/2033	4,750	4,784
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/2036	52,215	52,825
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2026	920	933
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2027	5,035	5,221
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2029	14,000	15,153
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2032	835	923
[1]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/2033	13,380	13,474
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2034	750	822
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2034	1,375	1,496
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	930	1,014
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	1,440	1,561
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	3,145	3,540
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	6,320	7,054
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	5,000	5,841
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2036	1,515	1,636
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	750	809
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	1,595	1,716
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	1,500	1,697
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	1,370	1,558
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2038	1,000	1,073
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2038	1,670	1,790
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2038	1,000	1,120
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2039	1,000	1,067
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2039	1,755	1,875

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2039	3,085	3,452
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2039	2,750	3,047
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2040	1,840	1,957
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2040	600	659
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2040	4,390	4,822
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2041	700	764
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2041	4,415	4,825
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2042	1,015	1,100
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2042	3,295	3,578
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2043	1,325	1,427
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2045	1,850	1,916
[16]	Greenville MI Public Schools GO	3.000%	11/1/2034	2,545	2,475
	Grosse Pointe Public School System GO	5.000%	5/1/2036	1,635	1,737
	Grosse Pointe Public School System GO	5.000%	5/1/2037	1,350	1,430
	Grosse Pointe Public School System GO	5.000%	5/1/2038	1,300	1,372
	Grosse Pointe Public School System GO	5.000%	5/1/2039	1,000	1,052
[16]	Howell Public Schools GO	5.000%	5/1/2034	1,000	1,163
[16]	Howell Public Schools GO	5.000%	5/1/2035	1,330	1,556
[16]	Howell Public Schools GO	5.000%	5/1/2037	1,740	1,999
[16]	Howell Public Schools GO	5.000%	5/1/2040	1,400	1,561
[16]	Howell Public Schools GO	5.000%	5/1/2041	1,655	1,826
[16]	Howell Public Schools GO	5.000%	5/1/2042	3,100	3,380
[16]	Howell Public Schools GO	5.000%	5/1/2043	2,135	2,303
[16]	Howell Public Schools GO	5.000%	5/1/2044	1,495	1,598
[16]	Hudsonville Public Schools GO	5.000%	5/1/2033	1,360	1,406
[16]	Hudsonville Public Schools GO	4.000%	5/1/2034	1,050	1,093
[16]	Hudsonville Public Schools GO	5.000%	5/1/2034	1,120	1,156
[16]	Hudsonville Public Schools GO	4.000%	5/1/2035	560	581
[16]	Hudsonville Public Schools GO	5.000%	5/1/2035	1,000	1,030
[16]	Hudsonville Public Schools GO	5.000%	5/1/2036	1,000	1,029
[16]	Hudsonville Public Schools GO	4.000%	5/1/2037	1,460	1,496
[16]	Hudsonville Public Schools GO	5.000%	5/1/2037	1,015	1,041
[16]	Hudsonville Public Schools GO	4.000%	5/1/2039	1,065	1,079
[16]	Hudsonville Public Schools GO	4.000%	5/1/2040	1,300	1,316
	Huntington Woods MI GO	3.000%	10/1/2040	1,440	1,279
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2033	3,800	3,771
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2036	4,150	3,950
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2037	4,275	4,030
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2038	4,400	4,065
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	1,910	1,930
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	4,640	4,690
[1]	Kalamazoo Public Schools GO	5.000%	5/1/2042	1,125	1,190
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2025	1,000	1,000
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2027	1,120	1,161
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2031	1,020	1,063
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2032	1,030	1,072
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2033	2,140	2,225
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2037	1,145	1,181
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2032	1,000	1,142
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2033	1,000	1,154
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2034	1,100	1,279
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2036	1,110	1,272
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2037	2,000	2,273
[16]	Lake Orion Community School District GO	4.000%	5/1/2031	400	425
[16]	Lake Orion Community School District GO	4.000%	5/1/2033	600	639
[16]	Lake Orion Community School District GO	5.000%	5/1/2033	3,800	4,089
[16]	Lake Orion Community School District GO	5.000%	5/1/2034	2,400	2,575
[16]	Lake Orion Community School District GO	5.000%	5/1/2035	4,280	4,582
[16]	Lake Orion Community School District GO	5.000%	5/1/2036	3,800	4,046
[16]	Lake Orion Community School District GO	5.000%	5/1/2037	4,025	4,266
[16]	Lake Orion Community School District GO	4.000%	5/1/2040	1,100	1,116
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2034	310	361
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2035	275	321
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2036	850	985
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2037	1,250	1,435
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2038	1,700	1,935
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2039	1,300	1,465
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2040	1,700	1,891
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2041	1,900	2,088
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2042	1,555	1,692

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2043	2,875	3,099
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2044	1,000	1,070
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2045	1,370	1,460
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2044	3,265	3,368
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2040	2,750	3,057
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2041	2,000	2,203
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2042	2,930	3,190
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2043	3,750	4,044
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2044	3,000	3,209
[1]	Lansing MI GO	4.000%	6/1/2039	3,570	3,622
[1]	Lansing MI GO	4.000%	6/1/2040	1,000	1,010
[1]	Lansing MI GO	5.000%	6/1/2042	3,925	4,189
[16]	Lansing School District GO	5.000%	5/1/2039	1,255	1,395
[16]	Lansing School District GO	5.000%	5/1/2041	1,380	1,498
[16]	Lansing School District GO	5.000%	5/1/2043	1,150	1,221
[16]	Lansing School District GO	5.000%	5/1/2044	850	895
[1,16]	Lincoln Consolidated School District GO	5.000%	5/1/2026	1,265	1,279
[1]	Livonia Public Schools GO	5.000%	5/1/2039	1,380	1,512
[1]	Livonia Public Schools GO	5.000%	5/1/2042	4,395	4,694
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2027	1,610	1,662
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2029	1,645	1,702
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2030	2,540	2,627
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2031	2,030	2,100
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2034	1,835	1,891
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2042	3,500	3,561
	Macomb MI Intermediate School District GO	5.000%	5/1/2040	1,500	1,629
	Macomb MI Intermediate School District GO	5.000%	5/1/2041	2,900	3,138
	Macomb MI Intermediate School District GO	5.000%	5/1/2042	3,575	3,835
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,145	1,158
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,010	1,021
[16]	Marysville Public Schools District GO	5.000%	5/1/2029	2,290	2,312
[16]	Marysville Public Schools District GO	5.000%	5/1/2033	3,285	3,311
	Michigan (Environmental Program) GO	5.000%	12/1/2025	7,835	7,848
	Michigan (Environmental Program) GO	3.000%	5/15/2039	1,440	1,354
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2030	725	745
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2031	660	680
	Michigan Finance Authority College & University Revenue	4.000%	2/1/2032	285	283
	Michigan Finance Authority College & University Revenue	5.000%	9/1/2032	690	753
	Michigan Finance Authority College & University Revenue	5.000%	9/1/2033	725	785
	Michigan Finance Authority College & University Revenue	5.000%	9/1/2034	1,140	1,230
	Michigan Finance Authority College & University Revenue	5.000%	9/1/2036	1,010	1,079
	Michigan Finance Authority College & University Revenue	5.000%	9/1/2037	1,200	1,276
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2039	1,045	1,037
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2040	1,100	1,081
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2041	1,120	1,082
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2028	1,020	1,073
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2031	1,300	1,372
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/2035	1,530	1,555
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/2037	1,655	1,671
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2038	1,000	1,035
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/2029	415	423
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/2030	425	433
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2031	910	885
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2032	950	920
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2033	990	949
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2034	1,000	952
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2035	400	375
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2036	565	522
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2037	640	585
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2038	660	593
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2039	645	572
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,000	1,001
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2027	4,010	4,134
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	870	871
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,800	2,899
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,070	2,164
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,525	1,595
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	4,165	4,391
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	1,000	1,001
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,375	2,484

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	4,395	4,728
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,015	1,017
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	4,880	5,048
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	1,600	1,718
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	2,580	2,584
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	3,770	3,900
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2031	12,000	13,393
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	2,655	2,659
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2031	1,000	1,104
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	4,290	4,433
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2032	11,450	12,959
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2032	1,475	1,649
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,665	3,740
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	3,345	3,571
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/2033	1,000	1,123
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2033	1,000	1,128
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	5,040	5,095
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/2034	1,000	1,132
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2034	1,000	1,131
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	7,870	7,953
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	5,145	5,342
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2035	2,245	2,378
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	10,000	10,164
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	8,810	9,124
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2036	5,570	5,875
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2036	7,315	8,072
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	3,190	3,218
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	3,310	3,321
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	6,020	6,328
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/2037	1,800	1,987
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2037	8,145	8,938
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	12,000	12,184
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2038	10,255	10,731
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2038	1,715	1,743
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2038	8,305	9,038
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2039	12,000	12,507
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/2039	1,850	2,001
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	8,295	8,740
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	5,740	5,708
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	2/28/2041	1,100	1,184
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	5,000	5,200
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	2/28/2043	1,375	1,450
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2044	6,990	6,530
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue (Mckenzie Health System Project)	4.000%	1/1/2028	3,355	3,360
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	4/1/2026	1,320	1,332
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2033	625	711
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2033	2,030	2,125
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2034	1,100	1,257
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2034	2,125	2,213
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2035	925	1,059
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2035	2,005	2,079
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2036	1,000	1,135
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2037	1,100	1,235
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2038	1,100	1,230
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2039	1,000	1,111
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2040	1,090	1,201
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2041	1,500	1,637
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2042	1,550	1,676
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2044	1,350	1,431
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2026	2,310	2,360
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2027	1,320	1,376
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2030	2,200	2,330
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2031	1,020	1,077
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2032	1,225	1,292

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2033	1,095	1,152
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2034	1,440	1,511
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2035	1,525	1,597
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2036	2,045	2,135
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2037	2,515	2,617
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2038	2,110	2,188
[2,4]	Michigan Finance Authority Intergovernmental Agreement Revenue TOB VRDO	4.050%	11/3/2025	21,600	21,600
[4]	Michigan Finance Authority Revenue PUT	3.875%	2/1/2028	30,000	30,025
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2026	500	506
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	2,650	2,875
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	3,305	3,586
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	3,250	3,503
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2034	2,000	2,038
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2035	2,350	2,379
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,570	1,578
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2037	4,215	4,199
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	4,630	4,553
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	5,355	5,228
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2040	3,750	3,620
	Michigan Finance Authority Water Revenue	4.000%	10/1/2030	7,540	7,619
	Michigan Finance Authority Water Revenue	5.000%	10/1/2036	5,540	5,846
	Michigan Finance Authority Water Revenue	5.000%	10/1/2037	7,005	7,371
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/2036	4,475	4,812
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2032	10,115	10,332
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2034	3,625	3,698
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2037	1,000	1,128
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2038	8,035	9,247
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2038	450	504
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2041	1,000	1,093
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2042	7,750	8,539
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2043	3,505	3,810
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/2043	1,025	1,007
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,160	2,212
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,490	2,604
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,290	2,395
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,410	1,473
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,865	1,949
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	3,035	3,167
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	6,770	7,469
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	7,115	7,768
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	8,280	8,948
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2043	8,385	8,977
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2044	1,850	1,966
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2045	1,765	1,868
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2046	1,420	1,497
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2032	6,540	7,190
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2035	10,135	11,394
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2028	2,655	2,744
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2027	7,190	7,190
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.450%	10/1/2044	2,250	2,280
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/2047	1,585	1,583
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2048	1,320	1,322
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/2050	3,880	3,863
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2052	1,340	1,319
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2053	8,995	9,339
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/2053	24,180	25,922
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	2,905	3,189
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	23,970	26,608
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2056	30,000	33,307
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Avon Towers Project)	4.250%	10/1/2041	17,420	17,741
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2027	3,875	3,893
	Michigan State University College & University Revenue	5.000%	2/15/2030	900	967
	Michigan State University College & University Revenue	5.000%	2/15/2031	1,450	1,556
	Michigan State University College & University Revenue	5.000%	2/15/2032	1,380	1,476

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State University College & University Revenue	5.000%	2/15/2033	1,940	2,072
	Michigan State University College & University Revenue	5.000%	2/15/2034	5,820	6,201
	Michigan State University College & University Revenue	5.000%	2/15/2035	1,300	1,379
	Michigan State University College & University Revenue	5.000%	2/15/2036	1,860	1,967
	Michigan State University College & University Revenue	4.000%	2/15/2038	1,000	1,018
	Michigan State University College & University Revenue	5.000%	2/15/2042	2,830	3,094
	Michigan State University College & University Revenue	5.000%	2/15/2043	2,500	2,707
	Michigan State University College & University Revenue	5.250%	8/15/2046	18,180	19,571
	Michigan Strategic Fund Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	3,710	3,823
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2036	1,145	1,189
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	17,960	18,419
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	6,510	6,658
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2039	17,935	18,185
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2040	16,595	16,736
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2044	9,920	9,543
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2045	10,500	10,028
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2038	2,000	2,258
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2040	10,625	11,803
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2041	17,230	18,929
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2042	22,840	24,772
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2043	31,790	34,135
[16]	Milan Area Schools GO	5.000%	5/1/2027	1,055	1,089
[16]	Milan Area Schools GO	5.000%	5/1/2028	1,100	1,160
[16]	Milan Area Schools GO	5.000%	5/1/2029	1,155	1,242
[16]	Milan Area Schools GO	5.000%	5/1/2032	1,670	1,797
[16]	Milan Area Schools GO	5.000%	5/1/2034	1,940	2,077
	Northern Michigan University College & University Revenue	5.000%	6/1/2035	300	344
	Northern Michigan University College & University Revenue	5.000%	6/1/2036	500	575
	Northern Michigan University College & University Revenue	5.000%	6/1/2037	770	879
	Northern Michigan University College & University Revenue	5.000%	6/1/2038	770	874
	Northern Michigan University College & University Revenue	5.000%	6/1/2039	625	704
	Northern Michigan University College & University Revenue	5.000%	6/1/2040	650	724
	Northern Michigan University College & University Revenue	5.000%	6/1/2041	820	903
	Northern Michigan University College & University Revenue	5.250%	6/1/2042	1,000	1,110
	Northern Michigan University College & University Revenue	5.250%	6/1/2043	1,000	1,099
	Northern Michigan University College & University Revenue	5.250%	6/1/2044	780	850
	Northern Michigan University College & University Revenue	5.250%	6/1/2045	1,000	1,084
[16]	Northview Public Schools GO	2.000%	11/1/2032	1,780	1,584
	Northville Public Schools GO	5.000%	5/1/2040	880	945
	Northville Public Schools GO	5.000%	5/1/2041	1,250	1,330
	Northville Public Schools GO	5.000%	5/1/2042	1,630	1,720
	Northville Public Schools GO	5.000%	5/1/2043	1,000	1,049
	Oakland University College & University Revenue	5.000%	3/1/2027	785	791
	Oakland University College & University Revenue	5.000%	3/1/2028	1,250	1,257
	Oakland University College & University Revenue	5.000%	3/1/2029	1,735	1,745
	Oakland University College & University Revenue	5.000%	3/1/2031	2,350	2,362
	Oakland University College & University Revenue	5.000%	3/1/2032	3,140	3,154
	Oakland University College & University Revenue	5.000%	3/1/2032	1,290	1,450
	Oakland University College & University Revenue	5.000%	3/1/2033	1,775	1,782
	Oakland University College & University Revenue	5.000%	3/1/2033	1,275	1,431
	Oakland University College & University Revenue	5.000%	3/1/2034	3,745	3,758
	Oakland University College & University Revenue	5.000%	3/1/2035	2,205	2,212
	Oakland University College & University Revenue	5.000%	3/1/2036	2,025	2,030
	Oakland University College & University Revenue	5.000%	3/1/2036	1,500	1,657
	Oakland University College & University Revenue	5.000%	3/1/2037	1,500	1,650
	Oakland University College & University Revenue	5.000%	3/1/2038	1,575	1,722
	Oakland University College & University Revenue	5.000%	3/1/2039	1,675	1,822
	Oakland University College & University Revenue	5.000%	3/1/2040	3,200	3,447
	Oakland University College & University Revenue	5.000%	3/1/2041	3,360	3,598
	Oakland University College & University Revenue	5.000%	3/1/2042	3,530	3,751
[16]	Okemos Public Schools GO	5.000%	5/1/2041	400	440
[16]	Okemos Public Schools GO	5.000%	5/1/2042	1,150	1,255
[16]	Okemos Public Schools GO	5.000%	5/1/2043	550	594
[16]	Okemos Public Schools GO	5.000%	5/1/2044	600	644
	Plymouth-Canton Community School District GO	5.000%	5/1/2042	2,325	2,500
	Portage Public Schools GO	4.000%	11/1/2032	3,195	3,315
	Portage Public Schools GO	4.000%	11/1/2033	1,465	1,515
	Portage Public Schools GO	5.000%	11/1/2033	2,130	2,146
	Portage Public Schools GO	4.000%	11/1/2034	3,725	3,825
	Portage Public Schools GO	5.000%	11/1/2035	1,300	1,308

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Portage Public Schools GO	5.000%	11/1/2036	1,535	1,543
	Portage Public Schools GO	4.000%	11/1/2037	1,900	1,926
	Rochester Community School District GO	3.000%	5/1/2033	2,090	2,070
[16]	Rockford Public Schools GO	5.000%	5/1/2033	2,470	2,487
[16]	Rockford Public Schools GO	5.000%	5/1/2040	1,735	1,895
[16]	Rockford Public Schools GO	5.000%	5/1/2041	3,110	3,368
[16]	Rockford Public Schools GO	5.000%	5/1/2042	3,700	3,977
[16]	Rockford Public Schools GO	5.000%	5/1/2043	1,300	1,386
[16]	Romeo Community School District GO	5.000%	5/1/2032	1,290	1,301
[16]	Romeo Community School District GO	5.000%	5/1/2033	1,350	1,361
[16]	Romeo Community School District GO	5.000%	5/1/2034	1,425	1,435
[16]	Romeo Community School District GO	5.000%	5/1/2035	1,000	1,007
[16]	Saginaw City School District GO	4.000%	5/1/2030	1,105	1,159
[16]	Saginaw City School District GO	4.000%	5/1/2036	700	723
[16]	Saginaw City School District GO	4.000%	5/1/2040	3,260	3,279
[16]	Saginaw City School District GO	4.000%	5/1/2041	1,130	1,130
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,250	1,304
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,020	1,080
	South Lyon Community Schools GO	5.000%	5/1/2033	600	687
	South Lyon Community Schools GO	5.000%	5/1/2034	1,000	1,151
	South Lyon Community Schools GO	5.000%	5/1/2035	600	696
	Southfield MI GO	3.000%	5/1/2033	2,630	2,605
	University of Michigan College & University Revenue	5.000%	4/1/2031	1,090	1,179
	University of Michigan College & University Revenue	5.000%	4/1/2034	3,520	3,631
	University of Michigan College & University Revenue	5.000%	4/1/2035	3,360	3,460
	University of Michigan College & University Revenue	5.000%	4/1/2036	1,260	1,347
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2027	4,030	4,161
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2027	5,090	5,255
[16]	Warren Consolidated Schools GO	5.000%	5/1/2030	2,265	2,286
[16]	Warren Consolidated Schools GO	5.000%	5/1/2032	2,485	2,504
[16]	Warren Consolidated Schools GO	5.000%	5/1/2032	2,300	2,461
[16]	Warren Consolidated Schools GO	5.000%	5/1/2033	1,400	1,494
[16]	Warren Consolidated Schools GO	5.000%	5/1/2035	2,600	2,757
[16]	Warren Consolidated Schools GO	5.000%	5/1/2037	1,430	1,506
[16]	Warren Consolidated Schools GO	5.000%	5/1/2039	1,405	1,467
	Warren MI GO	5.000%	11/1/2041	1,300	1,418
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2025	2,460	2,464
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2027	840	879
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2028	670	701
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2029	1,525	1,528
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2029	660	690
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2030	830	863
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2030	785	820
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2031	2,310	2,314
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2031	760	790
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2032	2,925	2,930
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2033	10,165	10,184
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2034	3,390	3,396
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2034	2,600	2,605
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2034	780	811
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2035	3,870	3,877
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2035	645	669
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2035	6,085	6,416
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2036	645	668
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2036	5,000	5,255
[6]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2036	1,515	1,756
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2037	900	924
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2037	610	630
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2037	8,000	8,381
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2037	1,025	1,177
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2038	6,030	6,298
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2038	1,160	1,321
[6]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2039	4,000	4,512
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2041	1,640	1,815
[6]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2041	2,000	2,211
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2042	1,890	2,069
[6]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2043	3,000	3,255
	Wayne State University College & University Revenue	5.000%	11/15/2036	1,700	1,701
	Wayne State University College & University Revenue	5.000%	11/15/2037	1,750	1,751
	West Ottawa Public Schools GO	5.000%	5/1/2044	1,700	1,816

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2029	200	217
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2030	400	442
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2032	200	222
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2033	590	651
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2034	250	274
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2034	600	659
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2035	600	654
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2037	400	431
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2037	600	647
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2038	250	269
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2039	405	433
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2039	200	214
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2040	500	532
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2040	225	240
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2041	400	423
[16]	Woodhaven-Brownstown School District GO	5.000%	5/1/2030	3,850	3,887
[16]	Woodhaven-Brownstown School District GO	5.000%	5/1/2031	3,905	3,942
[2]	Zeeland Public Schools GO	5.000%	5/1/2043	1,730	1,830
					1,814,917
Minnesota (0.9%)
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/2040	1,575	1,605
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/2041	1,640	1,662
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/2042	1,705	1,718
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2029	250	269
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2031	500	556
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	1,200	1,249
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	3,390	3,107
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	1,500	1,550
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,790	1,500
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2042	1,320	1,418
[6]	Duluth Independent School District No. 709 GO	0.000%	2/1/2031	775	661
[6]	Duluth Independent School District No. 709 GO	0.000%	2/1/2032	775	639
[6]	Duluth Independent School District No. 709 GO	0.000%	2/1/2033	955	754
[6]	Duluth Independent School District No. 709 GO	0.000%	2/1/2034	1,000	758
[12]	Freddie Mac Pool	3.900%	7/1/2040	5,716	5,624
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/2036	300	331
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/2037	375	412
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/2039	650	706
	Goodridge Independent School District No. 561 GO	4.000%	2/1/2039	1,265	1,298
	Goodridge Independent School District No. 561 GO	4.000%	2/1/2041	1,370	1,386
	Hennepin County MN GO	5.000%	12/15/2033	7,000	7,488
	Hennepin County MN GO	5.000%	12/1/2034	5,180	5,285
	Hennepin County MN GO	5.000%	12/15/2037	11,300	11,957
	Hennepin County MN GO	5.000%	12/15/2038	6,000	6,335
	Hennepin County MN GO	5.000%	12/15/2038	4,250	4,558
	Hennepin County MN GO	5.000%	12/1/2041	7,005	7,712
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	1,350	1,357
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	1,400	1,422
	Metropolitan Council GO	4.000%	3/1/2041	3,080	3,169
	Metropolitan Council GO	4.000%	3/1/2042	1,970	2,010
	Minneapolis MN GO	3.000%	12/1/2032	30	30
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	3,730	3,765
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	2,000	1,966
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	19,440	20,409
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	25,030	27,103
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	1,750	1,914
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2029	590	605
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	5,340	5,475
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	690	707
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2031	555	569
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2032	3,970	4,069
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2032	635	651
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2033	650	667
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2034	910	933
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2035	875	896
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2036	940	961
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2037	940	960
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/2028	3,225	3,235
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/2029	3,385	3,395

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/2030	3,405	3,415
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/2033	3,615	3,626
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/2034	4,005	4,017
Minnesota (State Office Building Project) COP	5.000%	11/1/2039	8,500	9,528
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	2,000	2,251
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2039	2,570	2,825
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2040	3,600	3,902
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2041	4,000	4,290
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	4,085	4,332
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	5,590	5,864
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2044	6,005	6,250
Minnesota GO	5.000%	8/1/2026	13,000	13,225
Minnesota GO	5.000%	8/1/2027	12,790	13,328
Minnesota GO	5.000%	8/1/2028	13,105	13,976
Minnesota GO	5.000%	8/1/2028	19,210	20,487
Minnesota GO	5.000%	8/1/2029	21,800	23,776
Minnesota GO	5.000%	8/1/2029	4,405	4,804
Minnesota GO	5.000%	8/1/2035	9,535	9,642
Minnesota GO	5.000%	10/1/2037	5,000	5,186
Minnesota GO	5.000%	8/1/2038	12,700	14,530
Minnesota GO	5.000%	8/1/2040	10,610	11,662
Minnesota GO	5.000%	8/1/2042	5,270	5,705
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2026	1,030	1,040
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2027	1,080	1,092
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2027	200	208
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2028	1,135	1,148
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2028	570	605
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2029	1,195	1,209
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2029	420	454
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2030	1,250	1,264
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2031	1,310	1,325
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2032	1,380	1,395
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2033	1,445	1,459
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2033	650	693
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2034	1,520	1,533
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2034	300	319
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2035	650	688
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2040	2,005	2,160
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2041	2,210	2,361
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2042	1,725	1,827
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2043	2,650	2,790
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2044	2,690	2,816
Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	1,625	1,662
Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2029	2,165	2,292
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2033	3,230	3,401
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2033	1,235	1,300
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2035	3,500	3,642
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2036	2,215	2,271
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2037	3,705	3,775
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2037	2,305	2,349
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/2031	195	185
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/2031	150	144
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	1/1/2032	185	178
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	7/1/2032	255	242
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	1/1/2033	185	174
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	7/1/2033	190	181
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	1/1/2034	410	374
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	1/1/2034	260	244
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/2034	335	304
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	7/1/2034	775	722
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/2043	4,745	3,880
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	1/1/2044	525	417
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/2047	12,860	11,095
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2048	2,175	2,180
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	2,311	2,301
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/2052	10,240	10,066
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2052	8,240	8,196
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/2053	7,825	8,238
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	3,875	4,153
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2055	2,610	2,919

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	1/1/2055	10,970	12,348
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	9,695	10,940
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2056	6,030	6,701
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	11,565	12,827
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	37,060	37,657
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.861%	12/1/2052	17,000	17,038
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2027	14,595	15,052
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2027	11,620	11,984
	Moorhead Independent School District No. 152 GO	2.625%	2/1/2039	10,025	8,510
	Moorhead Independent School District No. 152 GO	3.000%	2/1/2042	2,990	2,553
	Moorhead MN Public Utility Electric Power & Light Revenue	4.000%	11/1/2042	1,350	1,356
	Osseo Independent School District No. 279 GO	5.000%	2/1/2027	1,350	1,390
	Osseo Independent School District No. 279 GO	4.000%	2/1/2038	27,755	28,389
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/2037	19,000	19,565
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/2039	20,750	21,115
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/2040	11,250	11,446
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/2030	9,640	9,667
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/2041	6,185	6,285
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2033	765	872
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2038	2,265	2,517
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2039	2,000	2,204
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2040	5,000	5,451
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2027	100	96
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2028	100	93
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2031	120	102
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2032	250	205
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2033	235	186
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2034	310	235
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2035	840	605
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2036	650	444
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2037	1,000	645
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2038	2,845	1,734
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	805	831
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	780	806
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,070	3,342
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	4,095	4,523
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,970	2,032
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	3,875	4,326
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	3,650	4,104
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,105	1,135
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	1,245	1,247
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	1,500	1,491
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	1,500	1,470
	Stillwater Independent School District No. 834 GO	5.000%	2/1/2026	7,565	7,606
	University of Minnesota College & University Revenue	5.000%	9/1/2039	1,120	1,150
	Virginia Independent School District No. 706 GO	3.000%	2/1/2032	7,345	7,345
	Virginia Independent School District No. 706 GO	3.000%	2/1/2034	3,900	3,883
	Virginia Independent School District No. 706 GO	3.000%	2/1/2035	4,000	3,923
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/2026	1,050	1,054
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/2027	1,660	1,704
	Westonka Independent School District No. 277 GO	4.000%	2/1/2043	910	912
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/2033	7,465	7,492
					757,286
Mississippi (0.3%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,665	3,685
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/2027	11,095	11,085
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2032	5,480	5,554
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2033	3,785	3,832
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2034	4,880	4,935
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.900%	11/3/2025	20,430	20,430
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.900%	11/3/2025	4,400	4,400
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2026	6,045	6,066
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2028	2,315	2,430
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2031	2,890	3,219
[4]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/2041	1,000	834
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2029	5,545	5,949

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2030	4,090	4,479
Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2031	2,590	2,885
Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2032	11,500	12,995
Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2029	3,000	3,218
Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2030	3,000	3,286
Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2031	5,000	5,570
Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2032	10,000	11,300
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/2026	6,045	6,092
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/2027	4,745	4,781
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2028	1,530	1,581
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2029	1,395	1,442
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2031	1,000	1,073
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2031	1,165	1,205
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	4.000%	6/1/2032	2,070	2,095
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2032	1,500	1,606
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	4.000%	6/1/2033	1,500	1,516
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2033	1,710	1,826
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2034	870	927
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2035	1,380	1,463
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2036	1,000	1,057
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2037	665	700
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2027	2,085	2,172
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2028	1,540	1,628
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2030	5,515	5,820
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2031	5,420	5,709
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2033	1,000	1,050
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2034	4,165	4,359
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2035	3,000	3,128
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2036	10,500	10,912
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2037	11,130	11,530
Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/2038	11,690	11,694
Mississippi GO	4.000%	12/1/2032	10	10
Mississippi GO, Prere.	5.000%	11/1/2026	1,250	1,279
Mississippi GO, Prere.	5.000%	11/1/2026	2,750	2,815
Mississippi GO, Prere.	5.000%	11/1/2026	3,635	3,721
Mississippi GO, Prere.	5.000%	11/1/2026	4,000	4,094
Mississippi Home Corp. Local or Guaranteed Housing Revenue	4.050%	12/1/2039	9,335	9,323
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,000	1,051
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	800	851
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	800	847
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	745	786
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2036	745	783
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	1,000	1,047
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2027	1,200	1,222
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2028	3,495	3,620
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2029	1,360	1,431
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2029	1,150	1,210
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2031	2,215	2,367
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2032	1,750	1,866
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2033	1,750	1,865
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2034	2,410	2,560
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/2033	875	885
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/2035	2,010	2,027
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2032	260	297
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2034	300	348
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2035	375	431

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2036	500	570
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2037	750	848
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2038	750	841
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2039	800	890
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2040	1,000	1,102
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2042	1,150	1,239
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2043	1,250	1,335
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2044	750	795
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	4.000%	10/1/2045	1,200	1,129
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/2033	1,500	1,522
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2035	2,565	2,597
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2036	1,540	1,553
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2037	1,740	1,755
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2038	3,220	3,243
Warren County MS Industrial Revenue	4.000%	9/1/2032	6,700	6,892
Warren County MS Industrial Revenue	4.200%	5/1/2034	3,000	3,097
				277,662
Missouri (0.9%)
Branson IDA Tax Increment/Allocation Revenue	4.000%	11/1/2025	1,000	1,000
Branson IDA Tax Increment/Allocation Revenue	4.000%	11/1/2026	750	746
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	2,000	2,012
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	1,000	1,027
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	1,400	1,435
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	1,540	1,580
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	1,070	1,097
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	750	768
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	5,115	5,695
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	1,540	1,688
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	1,620	1,665
Center MO School District No. 58 GO	4.000%	3/1/2032	3,350	3,400
Center MO School District No. 58 GO	4.000%	3/1/2033	2,330	2,361
Center MO School District No. 58 GO	4.000%	3/1/2034	3,630	3,672
Independence MO School District GO	3.250%	3/1/2040	1,850	1,735
Independence MO School District GO	3.250%	3/1/2041	2,650	2,430
Jackson County MO Reorganized School District No. 7 GO	3.000%	3/1/2040	3,500	3,120
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2026	7,830	7,853
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2027	12,745	12,783
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2029	13,640	13,680
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2030	14,425	14,467
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2031	6,765	6,785
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	5.500%	3/1/2037	1,765	1,898
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	6.000%	3/1/2038	1,500	1,657
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/2043	3,700	4,154
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/2044	2,280	2,539
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/2035	150	148
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/2037	600	571
Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/2042	3,969	4,033
Kansas City MO GO	5.000%	2/1/2032	240	269
Kansas City MO GO	5.000%	2/1/2033	300	341
Kansas City MO GO	5.000%	2/1/2035	250	288
Kansas City MO GO	5.000%	2/1/2036	400	460
Kansas City MO GO	5.000%	2/1/2037	450	514
Kansas City MO GO	5.000%	2/1/2040	500	553
Kansas City MO GO	5.000%	2/1/2041	650	711
Kansas City MO GO	5.000%	2/1/2042	800	867
Kansas City MO GO	4.000%	2/1/2043	7,300	7,217
Kansas City MO GO	4.000%	2/1/2043	1,350	1,344
Kansas City MO GO	4.000%	2/1/2044	1,725	1,694
Kansas City MO GO	5.000%	2/1/2045	450	477
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2030	1,190	1,191
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2031	1,740	1,741
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2031	1,510	1,586
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2033	2,020	2,116
Kansas City MO Sanitary Sewer System Sewer Revenue	3.000%	1/1/2037	2,500	2,333
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2038	500	565
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2040	1,875	2,075
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2041	1,310	1,430
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2044	1,000	1,063
Kansas City MO School District COP	5.000%	4/1/2033	2,000	2,276

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kansas City MO School District COP	5.000%	4/1/2034	4,195	4,794
Kansas City MO School District COP	5.000%	4/1/2035	4,405	5,047
Kansas City MO School District COP	5.000%	4/1/2041	5,805	6,303
Kansas City MO School District COP	5.000%	4/1/2042	6,100	6,549
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2034	6,295	7,255
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2035	4,000	4,643
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2036	7,940	9,125
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2037	9,080	10,343
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2038	4,250	4,801
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2039	3,005	3,366
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2040	3,900	4,305
Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2037	2,000	2,179
Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2038	3,355	3,635
Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2039	2,150	2,321
Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2040	1,250	1,342
Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2041	2,025	2,159
Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2032	1,300	1,478
Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2033	1,645	1,871
Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2038	1,655	1,818
Kansas City MO Water Revenue	5.000%	12/1/2036	2,550	2,946
Kansas City MO Water Revenue	5.000%	12/1/2039	625	695
Kansas City MO Water Revenue	5.000%	12/1/2041	1,200	1,314
Kansas City MO Water Revenue	5.000%	12/1/2041	3,000	3,315
Kansas City MO Water Revenue	5.000%	12/1/2042	1,895	2,055
Kansas City MO Water Revenue	5.000%	12/1/2043	1,000	1,075
Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	1,855	1,895
Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/2026	2,095	2,102
Liberty Public School District No. 53 GO	5.000%	3/1/2040	2,300	2,477
Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/2033	5,500	5,508
Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/2035	2,205	2,182
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2035	4,690	4,824
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2036	2,415	2,480
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,055	1,066
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	2,045	2,046
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,820	1,892
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,000	1,000
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,995	2,136
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	2,105	2,245
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,355	1,451
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,425	1,518
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	1,225	1,301
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	2,360	2,638
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	2,575	2,878
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	1,500	1,593
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2033	6,840	6,861
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	29,000	29,028
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2035	500	527
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	4,465	5,085
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	5,305	5,331
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2036	450	473
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	2,615	2,639
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	1,800	1,808
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	2,000	2,270
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	6,550	6,874
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	520	524
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	2,500	2,507
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	1,540	1,732
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2037	5,325	5,285
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2038	855	858
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	2,000	1,837
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2039	600	601
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2039	1,980	1,870
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	3,400	2,965
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	850	924
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2042	5,800	5,720
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	750	807
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2042	3,000	3,310
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2043	3,805	3,686
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	840	895
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2043	4,200	4,595

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,870	1,979
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2044	5,000	5,430
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2026	1,150	1,153
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2028	1,000	1,003
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2029	1,150	1,153
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2030	510	512
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2031	1,350	1,354
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2031	1,165	1,234
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2031	400	424
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2032	500	501
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2032	795	848
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2032	1,265	1,349
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2033	550	551
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2033	1,290	1,381
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2034	3,560	3,821
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2036	3,945	4,193
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2042	15,855	16,007
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2028	15,971	16,797
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	6,920	7,248
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Project)	5.000%	5/1/2026	35,000	35,401
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	11/1/2047	490	409
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/2050	1,965	1,957
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/2051	1,040	1,030
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/2052	8,120	8,077
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/2053	3,030	3,134
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/2053	2,500	2,651
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2037	665	750
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2038	415	465
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2039	910	1,015
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2040	515	573
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2041	660	728
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2042	615	672
[6]	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2035	1,000	1,155
[6]	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2036	750	867
[6]	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2037	1,000	1,143
[6]	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2038	1,000	1,134
[6]	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2039	2,000	2,243
[6]	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2040	1,500	1,664
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Missouri Solar Power Project)	5.250%	5/1/2043	2,995	3,226
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2032	1,660	1,863
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2033	3,000	3,392
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2034	2,425	2,782
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2032	5,245	5,260
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2034	7,810	8,960
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2036	7,935	9,082
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2037	4,590	5,200

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2039	1,850	2,066
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/2035	10,010	10,234
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/2038	9,810	9,897
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/2039	5,315	5,347
	Republic School District No. R-3 GO	4.000%	3/1/2040	1,250	1,271
	Republic School District No. R-3 GO	4.000%	3/1/2041	1,510	1,526
	Springfield MO Public Utility COP	5.000%	11/1/2043	17,475	18,736
	Springfield MO Public Utility COP	4.000%	11/1/2044	15,400	14,976
	Springfield MO Public Utility Revenue COP	4.000%	11/1/2045	16,000	15,389
	St. Charles County School District No. R-IV Wentzville (Direct Deposit Program) GO	4.000%	3/1/2031	5,585	5,682
	St. Charles School District GO	3.000%	3/1/2039	3,025	2,753
	St. Charles School District GO	3.000%	3/1/2040	2,000	1,789
	St. Charles School District GO	3.000%	3/1/2041	1,800	1,586
	St. Louis Community College District COP	4.000%	4/1/2043	1,120	1,092
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2038	10,725	10,892
	St. Louis County IDA Local or Guaranteed Housing Revenue	4.910%	1/1/2042	1,500	1,595
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2031	2,500	2,692
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2032	4,060	4,361
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	2,700	2,888
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	1,700	1,955
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2034	2,250	2,396
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2034	1,250	1,450
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	5,570	5,980
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2043	2,000	2,129
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2044	2,250	2,379
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2026	1,155	1,126
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2027	4,020	3,783
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2028	3,585	3,256
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2029	2,680	2,351
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2030	3,590	3,042
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2026	1,000	975
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2027	3,475	3,270
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2028	3,100	2,815
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2029	2,320	2,035
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2030	3,105	2,631
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	0.000%	7/15/2033	2,000	1,516
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	5.000%	10/1/2040	2,250	2,372
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/2026	2,550	2,560
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/2029	4,200	4,219
	St. Louis School District (Direct Deposit Program) GO, Prere.	4.000%	4/1/2026	4,835	4,858
[1]	St. Louis School District GO	5.000%	4/1/2038	2,000	2,196
[1]	St. Louis School District GO	5.000%	4/1/2039	6,725	7,339
[1]	St. Louis School District GO	5.000%	4/1/2040	7,130	7,706
	Union R-XI School District GO	4.000%	3/1/2034	1,290	1,314
	University City MO School District (Direct Deposit Program) GO	0.000%	2/15/2033	2,850	2,238
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2030	20,975	23,425
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2031	2,000	2,279
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2032	2,305	2,668
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2033	2,500	2,930
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2034	11,445	13,536
					783,360
Montana (0.1%)
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/2032	13,650	14,062
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	3/1/2034	3,750	3,840
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/2028	12,535	12,730
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/2031	6,080	6,082
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.250%	6/1/2054	1,725	1,866
	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/2055	2,755	2,998
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.000%	12/1/2055	1,740	1,925
	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	3.320%	2/1/2028	1,835	1,843
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	500	514
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	2,500	2,560
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	455	477
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	2,635	2,698
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	620	664
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	2,015	2,063
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	490	513
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	2,000	2,048

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,030	1,139
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,500	1,679
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	405	424
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,165	1,292
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	1,000	1,082
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	585	611
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,695	1,867
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2035	4,000	4,097
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	425	443
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	640	656
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2036	3,675	3,749
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	670	697
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2037	3,250	3,301
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	1,260	1,308
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,000	1,009
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	2,250	2,275
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	1,580	1,635
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2039	830	835
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue (Montana Children's Home & Hospital Project)	3.000%	7/1/2040	2,020	1,806
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2030	2,380	2,559
	Montana State Board of Regents College & University Revenue	3.000%	11/15/2034	2,525	2,469
	Montana State Board of Regents College & University Revenue	3.000%	11/15/2036	890	842
					92,658
Multiple States (0.4%)
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	9/15/2030	13,065	12,153
[4,12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/2035	30,765	26,527
[4,12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/2036	19,030	17,293
[4,12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/2036	30,005	26,660
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	4.759%	8/25/2041	3,978	4,101
[4,12]	FHLMC Multifamily Certificates Revenue	2.600%	9/15/2033	44,885	39,511
[4,12]	FHLMC Multifamily Certificates Revenue	2.625%	6/15/2035	46,140	41,009
[12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/2036	18,583	17,707
[3,12]	Freddie Mac Multifamily ML Certificates	3.157%	12/25/2038	42,620	37,872
[3,12]	Freddie Mac Multifamily ML Certificates	4.497%	6/25/2042	13,019	13,151
[3,12]	Freddie Mac Multifamily ML Certificates	4.669%	7/25/2042	8,533	8,835
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.033%	12/25/2036	52,346	52,652
					297,471
Nebraska (0.7%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2026	4,320	4,367
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2027	3,000	3,072
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2028	3,165	3,280
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2033	4,000	4,384
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2034	5,115	5,623
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2042	27,525	29,385
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	161,760	173,421
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	51,760	54,591
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	74,835	80,828
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	500	530
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	600	646
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	450	492
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	275	302
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	600	651
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	425	430
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	1,400	1,567
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	525	528
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	1,920	2,137
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2038	1,200	1,209
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	2,110	2,331
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	2,060	2,253
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	570	563
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	580	642
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2041	300	292
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	870	939
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	2,005	2,005
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,160	1,160
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,770	1,770
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	1,250	1,250
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	1,895	1,895

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	2,370	2,652
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	3,980	4,431
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	3,390	3,745
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	3,440	3,763
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	1,000	1,108
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	500	547
Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2036	4,000	4,594
Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/2038	1,475	1,502
Elkhorn School District GO	4.000%	12/15/2032	325	338
Elkhorn School District GO	4.000%	12/15/2033	375	389
Elkhorn School District GO	4.000%	12/15/2034	350	362
Elkhorn School District GO	4.000%	12/15/2035	350	360
Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/2028	2,100	2,114
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2029	1,670	1,798
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.850%	3/1/2031	2,075	2,133
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.900%	9/1/2031	1,200	1,239
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	3/1/2032	1,275	1,318
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	9/1/2032	745	770
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/2033	1,710	1,504
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/2033	800	837
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/1/2033	500	520
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/2045	3,570	3,508
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2052	3,095	3,028
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	9/1/2055	3,255	3,637
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2038	3,500	3,778
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2039	9,335	10,026
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2039	4,820	5,177
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2040	1,270	1,356
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2040	5,065	5,406
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2041	5,320	5,653
Omaha NE GO	5.000%	4/15/2030	345	380
Omaha NE GO	5.000%	4/15/2040	740	820
Omaha NE GO	5.000%	4/15/2041	900	987
Omaha NE GO	5.000%	4/15/2042	775	843
Omaha NE GO	5.000%	4/15/2043	800	866
Omaha NE Sewer Revenue	4.000%	4/1/2034	650	678
Omaha NE Sewer Revenue	4.000%	4/1/2035	500	519
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2035	3,265	3,388
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2036	7,250	7,525
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2037	2,600	2,691
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2038	1,150	1,266
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2039	1,500	1,635
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2039	5,000	5,676
Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/2040	2,500	2,245
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2040	2,250	2,426
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2040	4,000	4,472
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2041	1,800	1,921
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2041	2,845	3,151
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	4,500	4,866
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	1,685	1,822
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	1,225	1,331
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	3,090	3,391
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	4,280	4,603
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	1,500	1,613
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	1,245	1,345
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	3,000	3,265
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2044	1,270	1,357
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2044	2,000	2,158
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2045	1,295	1,365
Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2041	4,945	4,948
Omaha School District GO	5.000%	12/15/2027	2,000	2,095
Omaha School District GO	3.000%	12/15/2035	2,700	2,588
Omaha School District GO	3.000%	12/15/2042	1,000	854
Papillion-La Vista School District No. 27 GO	5.000%	12/1/2037	725	827
Papillion-La Vista School District No. 27 GO	5.000%	12/1/2038	1,590	1,799
Papillion-La Vista School District No. 27 GO	5.000%	12/1/2040	2,280	2,547
Papillion-La Vista School District No. 27 GO	5.000%	12/1/2041	3,095	3,420
Papillion-La Vista School District No. 27 GO	5.000%	12/1/2042	2,350	2,569
Papillion-La Vista School District No. 27 GO	5.000%	12/1/2043	2,000	2,159
Papillion-La Vista School District No. 27 GO	5.000%	12/1/2045	3,650	3,904

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2035	2,000	2,328
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2040	2,840	2,862
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2026	1,975	1,976
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2027	3,470	3,501
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2029	1,600	1,605
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2030	4,065	4,076
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2031	4,030	4,038
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2032	4,265	4,270
					581,107
Nevada (0.9%)
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2034	980	1,002
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	17,350	18,679
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2040	3,300	3,450
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2041	3,550	3,695
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2042	3,325	3,445
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	825	826
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2028	2,370	2,463
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2029	2,195	2,281
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2035	10,390	10,646
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2036	6,600	6,748
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2037	5,530	5,643
[1]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/2040	13,425	13,592
	Clark County NV Fuel Sales Tax Revenue	3.000%	7/1/2042	2,090	1,814
	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/2043	1,000	977
	Clark County NV GO	5.000%	6/1/2027	2,625	2,723
	Clark County NV GO	4.000%	11/1/2031	5,950	6,017
	Clark County NV GO	4.000%	6/1/2032	12,000	12,202
	Clark County NV GO	4.000%	11/1/2032	1,015	1,025
	Clark County NV GO	5.000%	11/1/2032	3,000	3,244
	Clark County NV GO	5.000%	6/1/2035	1,315	1,384
	Clark County NV GO	3.000%	7/1/2035	1,180	1,149
	Clark County NV GO	4.000%	12/1/2036	15,050	15,391
	Clark County NV GO	4.000%	12/1/2037	18,825	19,184
	Clark County NV GO	5.000%	6/1/2038	12,290	12,794
	Clark County NV GO	4.000%	12/1/2038	21,055	21,384
	Clark County NV Industrial Revenue	2.100%	6/1/2031	28,500	25,902
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2031	11,925	12,872
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2032	7,100	7,644
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2033	7,525	8,084
[1]	Clark County School District GO	5.000%	6/15/2028	9,530	9,882
[1]	Clark County School District GO	4.000%	6/15/2030	10,505	10,721
[1]	Clark County School District GO	4.000%	6/15/2031	10,930	11,132
	Clark County School District GO	5.000%	6/15/2031	13,955	15,669
	Clark County School District GO	5.000%	6/15/2032	15,735	17,926
[2]	Clark County School District GO	3.000%	6/15/2033	6,585	6,408
[1]	Clark County School District GO	4.000%	6/15/2033	11,920	12,364
	Clark County School District GO	5.000%	6/15/2033	15,630	17,994
[2]	Clark County School District GO	3.000%	6/15/2034	10,920	10,500
[1]	Clark County School District GO	4.000%	6/15/2034	12,400	12,812
[1]	Clark County School District GO	5.000%	6/15/2034	1,000	1,094
	Clark County School District GO	4.000%	6/15/2035	14,810	14,820
	Clark County School District GO	4.000%	6/15/2035	10,075	10,088
[1]	Clark County School District GO	5.000%	6/15/2035	1,350	1,470
[1]	Clark County School District GO	4.000%	6/15/2036	1,250	1,284
[2]	Clark County School District GO	3.000%	6/15/2037	4,000	3,660
	Clark County School District GO	3.000%	6/15/2037	8,730	7,909
[1]	Clark County School District GO	4.000%	6/15/2037	1,250	1,276
	Clark County School District GO	3.000%	6/15/2038	11,595	10,344
[1]	Clark County School District GO	4.000%	6/15/2038	1,000	1,015
[2]	Clark County School District GO	3.000%	6/15/2039	3,540	3,124
	Clark County School District GO	3.000%	6/15/2039	9,395	8,290
[1]	Clark County School District GO	4.000%	6/15/2039	1,000	1,009
	Clark County School District GO	3.000%	6/15/2040	11,760	10,117
	Clark County School District GO	5.000%	6/15/2040	9,000	9,832
	Clark County School District GO	3.000%	6/15/2041	10,760	9,038
[1]	Clark County School District GO	3.000%	6/15/2041	10,000	8,797
	Clark County Water Reclamation District GO	4.000%	7/1/2032	1,110	1,119
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2026	565	574
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2026	940	954

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2027	1,815	1,840
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2028	1,620	1,715
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2031	300	304
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2036	1,500	1,683
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2037	1,350	1,408
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2038	1,350	1,498
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2038	1,725	1,794
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2039	700	770
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2040	1,250	1,365
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2041	1,990	2,151
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2042	2,365	2,535
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	2,300	2,443
	Las Vegas NV GO	4.000%	6/1/2030	4,610	4,640
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.000%	12/1/2039	400	411
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/2028	255	246
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.625%	6/1/2030	535	501
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/2031	525	483
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/2033	515	455
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/2036	825	689
	Las Vegas Valley Water District GO	3.000%	6/1/2032	8,085	8,092
	Las Vegas Valley Water District GO	3.000%	6/1/2033	13,080	13,009
	Las Vegas Valley Water District GO	5.000%	6/1/2035	4,150	4,193
	Las Vegas Valley Water District GO	5.000%	6/1/2035	6,000	6,061
	Las Vegas Valley Water District GO	5.000%	6/1/2038	19,610	20,688
	Las Vegas Valley Water District GO	4.000%	6/1/2039	3,300	3,379
	Las Vegas Valley Water District GO	5.000%	6/1/2039	3,550	3,733
	Las Vegas Valley Water District GO	4.000%	6/1/2041	9,240	9,295
	Las Vegas Valley Water District GO	4.000%	6/1/2042	1,090	1,081
	Las Vegas Valley Water District GO	4.000%	6/1/2044	1,000	983
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2032	28,000	28,422
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2033	16,170	16,393
	Nevada Highway Improvement Fuel Sales Tax Revenue	3.000%	12/1/2039	1,155	1,052
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2042	6,490	6,579
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2042	3,250	3,238
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2043	5,725	5,749
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2043	3,380	3,315
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/2052	2,435	2,534
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	750	773
[4]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/2042	1,095	1,130
	Reno NV Sales Tax Revenue	5.000%	6/1/2030	500	533
	Reno NV Sales Tax Revenue	5.000%	6/1/2031	500	532
[1]	Reno NV Sales Tax Revenue	5.000%	6/1/2033	450	477
	Reno NV Sales Tax Revenue	5.000%	6/1/2035	500	527
	Reno NV Sales Tax Revenue	5.000%	6/1/2036	615	646
	Reno NV Sales Tax Revenue	5.000%	6/1/2037	500	523
	Reno NV Sales Tax Revenue	5.000%	6/1/2038	500	522
[1]	Reno NV Sales Tax Revenue	5.000%	6/1/2038	650	678
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	600	676
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	500	547
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	600	647
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	650	693
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	690	730
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	650	683
[17]	Storey County School District GO	5.000%	6/1/2030	2,020	2,233
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2026	4,080	4,141
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2027	3,215	3,339
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2030	3,625	3,762
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2035	540	545
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2038	4,500	4,691
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/2026	7,750	7,867
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/2026	1,255	1,274
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	2,800	2,821
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	1,375	1,385
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/2042	2,200	2,278
[1]	Washoe County NV School District GO	3.000%	10/1/2035	2,000	1,936
	Washoe County NV School District GO	3.000%	6/1/2039	6,960	6,410
	Washoe County NV School District GO	3.000%	6/1/2040	5,670	5,110
	Washoe County NV School District GO	4.000%	6/1/2040	4,490	4,585
	Washoe County NV School District GO	3.000%	6/1/2041	7,385	6,546
	Washoe County NV School District GO	4.000%	6/1/2041	8,830	8,935

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washoe County NV School District GO	3.000%	6/1/2042	6,105	5,290
	Washoe County NV School District GO	3.000%	6/1/2044	8,070	6,743
	Washoe NV County School District GO	4.000%	10/1/2043	3,665	3,617
	Washoe NV County School District GO	4.000%	10/1/2046	4,185	3,994
					720,028
New Hampshire (0.8%)
	New Hampshire Business Finance Authority Affordable Housing Certificates Local or Guaranteed Housing Revenue	4.150%	10/20/2040	17,135	17,095
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2037	8,305	9,117
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2042	11,950	12,761
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2042	9,115	9,734
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2030	840	846
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	870	877
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	700	775
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2033	600	659
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	3,430	3,532
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	18,160	20,311
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	1,000	1,008
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2038	1,310	1,301
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/2038	2,020	2,116
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	1,375	1,336
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2041	1,650	1,515
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2041	500	500
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2042	4,050	4,336
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2043	8,320	8,856
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2044	8,765	9,248
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/2035	13,370	13,379
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/2033	1,657	1,657
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Grand Pines Project)	5.625%	6/1/2039	3,000	3,026
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Mirador Project)	6.000%	12/1/2031	8,650	8,701
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Princeton Area Project)	5.500%	12/1/2030	4,485	4,526
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/2035	14,782	14,785
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/2030	1,543	1,547
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Wild Flower Project)	0.000%	12/15/2033	4,805	2,983
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/2032	2,260	2,267
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/2034	78,423	80,001
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.375%	9/20/2036	2,868	2,923
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	5.150%	9/28/2037	7,900	7,991
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/2038	61,083	58,910
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/2039	38,620	36,944
[3]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.086%	1/20/2041	15,231	15,174
[3]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.086%	1/20/2041	1,642	1,535
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/2041	26,267	26,187
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.086%	11/20/2042	49,914	49,063
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.216%	11/20/2042	13,582	12,785
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.034%	10/1/2051	17,244	16,973
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	30,462	31,603
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.150%	6/1/2035	3,356	3,502
[4]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/2028	2,703	2,704
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/2033	8,300	8,752
[6]	New Hampshire Business Finance Authority Revenue	4.000%	10/15/2035	41,960	42,009
[2]	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	7/1/2027	2,305	2,392
[2]	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	7/1/2028	1,700	1,800
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,180	2,185
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,830	2,837
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,830	2,837
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,770	2,777
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	2,920	2,942
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	3,050	3,074
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	2,880	3,197
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2033	500	517
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	3,020	3,370
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	430	442
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	2,175	2,412
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	700	715
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	3,205	3,532
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,650	1,707
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	665	675
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2037	740	745

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	6,835	6,891
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	5,105	5,540
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/2040	20,680	20,345
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2041	5,725	6,192
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2042	1,090	1,166
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/2043	28,590	26,939
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2043	4,720	4,997
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2044	9,660	10,154
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2045	10,000	10,467
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2053	860	914
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	2.000%	8/15/2034	4,365	3,874
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	4.000%	8/15/2043	1,000	985
					692,470
New Jersey (2.6%)
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/2026	4,695	4,779
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/2042	530	563
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2029	500	540
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2029	280	303
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2030	1,050	1,153
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2030	395	434
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2031	935	1,042
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2031	430	479
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2032	2,000	2,257
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2032	810	914
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2033	2,510	2,859
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2033	1,110	1,264
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2034	2,380	2,728
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2034	1,000	1,146
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2035	765	868
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2035	750	851
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2036	1,000	1,125
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2037	1,230	1,373
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2038	1,000	1,107
	Cherry Hill Township School District GO	3.000%	8/1/2031	13,240	13,328
	Cherry Hill Township School District GO	3.000%	8/1/2032	9,172	9,203
	Cherry Hill Township School District GO	3.000%	8/1/2033	13,105	13,084
[1]	Clifton Board of Education GO	2.000%	8/15/2027	1,920	1,871
[1]	Clifton Board of Education GO	2.000%	8/15/2028	2,975	2,847
[1]	Clifton Board of Education GO	2.000%	8/15/2031	6,500	5,954
[1]	Clifton Board of Education GO	2.000%	8/15/2032	6,750	6,055
[1]	Clifton Board of Education GO	2.000%	8/15/2033	6,750	5,935
[1]	Clifton Board of Education GO	2.000%	8/15/2034	5,500	4,730
	Essex County NJ GO	2.000%	9/1/2039	3,750	2,881
	Essex County NJ GO	2.000%	9/1/2040	3,750	2,788
	Essex County NJ GO	2.000%	9/1/2041	3,750	2,695
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2034	2,460	2,441
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2035	5,980	5,857
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2036	4,020	3,824
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2037	8,000	7,476
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2038	9,955	9,169
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2039	5,590	5,045
	Hudson County NJ GO	2.000%	11/15/2034	5,000	4,242
	Hudson County NJ GO	2.125%	11/15/2036	7,500	6,120
	Hudson County NJ GO	2.250%	11/15/2038	5,000	3,946
[2]	Lindenwold Boro School District GO	3.000%	2/1/2034	1,320	1,308
[2]	Lindenwold Boro School District GO	3.125%	2/1/2037	1,425	1,380
[2]	Montclair Public Schools GO	3.125%	1/15/2035	3,000	2,981
[2]	Montclair Public Schools GO	3.250%	1/15/2036	4,125	4,085
[2]	Montclair Public Schools GO	3.250%	1/15/2037	4,200	4,096
[2]	Montclair Public Schools GO	3.250%	1/15/2038	2,200	2,106
[13]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	18,000	18,392
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	2,200	2,202
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2027	32,500	34,105

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	6,500	6,714
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2028	4,090	4,409
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2030	705	774
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	3,750	3,683
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	13,260	13,327
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2033	7,580	8,226
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2033	850	939
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	7,775	7,936
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2034	1,000	1,038
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2034	6,295	6,809
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2034	965	974
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2035	2,500	2,570
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2035	500	517
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2036	2,635	2,697
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2036	1,000	1,029
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2037	1,000	1,023
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2038	600	610
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2039	695	702
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2040	415	417
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2041	2,490	2,492
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2028	1,440	1,523
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2032	2,730	2,970
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2034	2,025	2,190
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2035	2,540	2,736
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	32,165	33,177
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	33,000	34,038
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	12,400	12,790
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2026	1,000	1,011
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2027	1,695	1,745
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2028	2,000	2,065
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2029	2,000	2,065
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2030	1,500	1,548
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/2029	815	815
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.000%	1/1/2034	1,000	1,000
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2026	17,750	17,870
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2026	5,400	5,470
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2027	1,070	1,101
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	22,550	23,704
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	7,065	8,128
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2034	3,000	3,482
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2036	1,000	1,162
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2037	1,000	1,154
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/2026	2,500	2,533
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/2027	2,600	2,693
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2039	1,850	1,864
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2040	10,000	10,498
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2034	4,500	4,694
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2035	2,500	2,602
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	3,000	3,114
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2026	1,165	1,163
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	2,500	2,500
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2038	3,065	2,926
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	10,000	10,361
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2036	4,000	3,416
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2037	5,440	4,522
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2039	7,745	6,130
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2040	8,885	6,745
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	19,045	21,171

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	12,440	14,465
	New Jersey GO	2.000%	6/1/2026	2,040	2,024
	New Jersey GO	5.000%	6/1/2029	20,000	21,646
	New Jersey GO	2.000%	6/1/2031	20,500	19,074
	New Jersey GO	2.000%	6/1/2032	9,885	9,030
	New Jersey GO	3.000%	6/1/2032	21,975	22,227
	New Jersey GO	2.000%	6/1/2035	21,090	17,849
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2033	2,400	2,520
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,420	2,439
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,010	2,079
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,315	2,452
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,250	1,259
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,140	1,148
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,032
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	8,355	8,976
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,100	1,134
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,165	1,262
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	4,705	5,121
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	6,000	6,462
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,225	1,336
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	5,990	6,589
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,285	1,392
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	4,790	5,249
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,350	1,456
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,600	2,835
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,000	1,082
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,280	1,375
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	1,295	1,197
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2039	815	742
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2040	4,175	3,742
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	3,320	3,342
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	990	872
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/2027	2,400	2,494
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/2028	840	875
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,545	1,550
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,545	1,547
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	1,000	1,012
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/2040	1,220	938
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2041	2,000	1,536
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	4,535	4,690
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.500%	4/1/2056	3,925	4,414
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/2039	5,135	3,886
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	1,315	1,362
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	14,245	14,920
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	21,925	22,964
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,095	1,158
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	34,355	36,706
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	2,355	2,542
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	26,200	23,304
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	2,355	2,090
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	14,835	15,023
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	19,150	19,394
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	31,160	26,829
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	6,010	5,175
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2030	16,040	17,145
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	4,160	4,213
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	45,590	37,962
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	16,795	17,912
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	15,150	16,122
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2034	6,000	6,267
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2034	5,000	5,634
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	11,295	11,986
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2035	5,000	5,191
[13]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	6,255	4,407
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	4,525	3,188
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2036	2,195	2,476
[13]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	23,500	15,758
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	14,000	9,387
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2037	4,225	4,730

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	2,305	1,471
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2038	5,335	5,445
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2038	2,000	2,221
New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	6,760	4,090
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2039	4,415	4,442
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2039	6,930	7,315
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2041	11,880	11,838
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2042	5,375	5,301
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2031	5,200	5,556
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	5,025	5,711
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	1,900	2,157
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	1,750	1,974
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2036	7,500	8,514
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2036	1,750	1,994
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	2,660	2,959
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	5,000	5,632
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2038	15,040	15,330
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	3,325	3,671
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	6,250	6,980
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2039	11,735	11,879
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2039	9,000	9,965
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2040	2,355	2,368
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	6,420	6,980
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	10,500	11,526
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2041	11,165	11,125
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2041	13,000	14,146
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2042	7,600	7,496
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	13,340	14,386
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	6,150	6,577
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2035	5,000	5,176
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2035	5,250	5,748
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2036	4,250	4,629
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	3,500	3,557
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2038	8,250	8,887
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2039	10,410	10,519
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2039	5,250	5,623
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2040	3,195	3,210
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2040	5,250	5,591
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	31,830	36,174
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	38,500	44,290
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2034	30,000	34,819
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2035	16,680	19,340
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2036	2,000	2,256
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	5,000	5,598
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	14,750	16,800
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	3,000	3,331
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	8,030	9,066
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2039	12,445	13,919
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	8,800	9,750
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2041	4,750	5,323
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	9,000	9,779
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2032	12,300	13,984
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2033	5,000	5,752
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2033	10,000	11,508
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2035	2,750	3,184
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2036	4,115	4,721
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2038	4,000	4,563
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2040	1,925	2,125
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	1,000	1,093
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	4,000	4,376
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2034	12,650	9,352
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	48,105	29,103

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	43,800	25,130
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	2,000	2,054
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	10,220	10,475
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	20,000	22,672
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	11,930	13,524
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	16,000	18,394
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	20,000	22,993
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	28,270	32,856
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	2,000	2,033
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	3,500	4,099
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	6,770	7,928
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	5,700	6,652
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2037	7,000	7,266
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2039	8,250	9,379
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	5,975	5,931
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	6,300	6,843
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	6,000	6,464
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	8,875	9,561
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	3,180	3,469
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	5,700	6,108
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	13,000	13,932
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	2,475	2,680
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	2,500	2,693
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.000%	11/15/2042	1,500	1,624
	Passaic County NJ GO	0.050%	11/1/2034	3,000	2,133
	Pennsauken Township NJ GO	4.000%	3/1/2037	2,205	2,288
	Pennsauken Township NJ GO	4.000%	3/1/2038	2,295	2,364
	Pennsauken Township NJ GO	4.000%	3/1/2039	2,390	2,449
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2030	1,290	1,406
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2031	1,250	1,362
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2032	1,000	1,087
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2033	250	271
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2040	8,025	8,062
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2041	4,775	5,071
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	19,510	19,733
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2027	26,895	27,771
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	4,330	4,559
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	18,820	19,789
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	6,680	7,009
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	25,070	26,239
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	22,515	23,497
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2033	10,350	10,768
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2034	38,040	39,394
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	30,000	30,963
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2036	37,000	38,032
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2037	3,415	3,391
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2037	22,500	23,039
	Toms River Board of Education GO	3.000%	7/15/2031	6,000	5,522
	Toms River Board of Education GO	3.000%	7/15/2032	5,900	5,368
	Toms River Board of Education GO	3.000%	7/15/2034	8,720	7,713
	Toms River Board of Education GO	3.000%	7/15/2035	3,120	2,729
	Verona Township NJ GO	4.000%	6/1/2040	1,760	1,785
					2,182,437
New Mexico (0.3%)
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/2033	650	646
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/2034	400	394
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun & Four Corners Projects)	2.150%	4/1/2033	14,960	13,026
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun & Four Corners Projects)	2.150%	4/1/2033	21,350	18,589
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	2,815	2,850
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/2029	19,385	18,285
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	4,005	4,054
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	4,565	4,621
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	13,420	12,658
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	20,390	19,233
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	12,750	12,892
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	900	935
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	830	873
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,375	1,459

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	1,000	1,055
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/2033	2,040	2,052
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/2034	1,360	1,362
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	1,000	994
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	1,000	1,053
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/2053	1,600	1,630
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	1/1/2052	3,260	3,201
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/2054	1,680	1,795
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	109,650	117,691
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	1,435	1,440
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/2034	600	615
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/2039	480	482
[4]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	4.000%	5/1/2033	3,785	3,687
					247,572
New York (14.0%)
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/2035	1,250	1,440
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/2037	1,750	1,973
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/2038	1,250	1,404
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/2039	2,000	2,229
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/2040	2,000	2,207
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2041	1,000	1,112
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2042	1,750	1,929
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2039	7,925	8,459
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2026	3,015	3,041
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2030	8,500	8,638
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2031	9,120	7,368
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2032	18,000	13,987
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2033	14,105	10,494
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2035	3,000	2,032
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	2,460	2,627
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	1,200	1,296
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,220	1,314
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/2036	1,100	1,029
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2031	1,565	1,552
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2036	1,600	1,550
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2035	1,200	1,142
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/2033	1,340	1,370
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/2034	1,000	1,022
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/2036	1,010	1,030
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/2037	1,035	1,054
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/2042	600	605
[4]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	5.000%	7/1/2035	750	766
[4]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	5.625%	7/1/2045	2,000	1,989
[4]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.000%	6/1/2032	1,525	1,575
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2031	775	837
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2032	560	610
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2033	590	640
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2036	430	458
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2037	1,390	1,470
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2042	2,550	2,608
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2026	3,660	3,664
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2027	3,305	3,310
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2029	1,750	1,752
	Build NYC Resource Corp. Miscellaneous Revenue Resource Institute Project)	4.125%	12/1/2035	1,000	1,042
[4]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	4.000%	11/3/2025	34,300	34,300
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	1,020	1,032
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2028	430	435

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	960	971
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	1,010	1,058
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2030	185	187
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2031	380	384
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2032	200	202
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2032	450	492
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2033	475	518
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2034	500	542
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2035	520	531
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2036	540	547
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2038	580	580
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2039	605	599
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2040	625	609
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2042	675	636
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,460	1,474
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	5,470	5,525
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,915	3,078
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2026	22,375	22,561
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	1,105	1,106
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	30,000	30,040
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	20,025	20,051
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	28,920	29,708
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	7,620	7,630
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	44,080	45,207
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	8,620	8,755
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	46,400	47,510
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	6,200	6,268
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	9,800	9,887
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	10,000	10,080
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	15,355	13,476
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	10,000	10,017
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	9,460	9,969
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2042	8,000	7,844
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	1,085	1,051
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	5,000	5,211
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	13,000	12,380
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2045	7,200	7,621
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2026	24,145	24,351
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2029	7,050	7,619
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2046	9,905	10,504
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2047	10,105	10,660
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2037	4,295	4,575
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2038	13,000	13,199
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2038	7,000	7,434
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2040	9,830	8,726
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2041	54,525	47,483
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2042	52,975	44,945
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	1,225	1,173
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	1,350	1,292
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	17,755	16,886
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2030	125	130
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2032	575	598
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2033	525	545
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2034	875	908
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2035	1,305	1,352
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2036	1,825	1,887
[12]	Freddie Mac Pool	3.700%	1/1/2034	10,573	10,402

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	425	465
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	600	660
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	750	821
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	820	892
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	1,205	1,293
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	1,895	2,019
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2038	1,760	1,864
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	425	441
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2033	14,035	14,446
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2034	28,775	29,588
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2036	24,300	24,918
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2037	2,160	2,212
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2040	5,000	5,080
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2042	13,000	13,055
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	3,000	3,047
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2031	2,060	2,149
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2032	1,000	1,042
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	8,600	9,101
Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/2036	5,225	5,026
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	2,000	2,067
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	5,885	6,194
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	3,850	4,041
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	1,500	1,608
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	1,625	1,761
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	2,000	2,146
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2045	10,000	10,671
Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	1,645	1,620
Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	42,855	42,451
Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	11,480	11,646
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2032	4,000	4,057
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2033	27,000	27,343
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2033	10,900	11,137
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2034	11,445	11,683
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2034	2,500	2,600
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	5,000	5,189
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	5,000	5,098
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2036	59,800	60,896
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2038	1,000	1,016
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2041	1,855	2,041
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2042	4,500	4,999
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	1,345	1,452
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	3,725	3,983
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	6,630	7,035
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	20,000	21,109
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2048	9,930	10,411
Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2032	8,000	6,443
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2025	315	315
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	370	370
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	4,000	4,089
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	2,795	2,857
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	4,515	4,751
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	3,585	3,688
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,855	1,909
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	5,000	5,147
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	2,050	2,095
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	45,285	47,729
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	845	855
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	9,730	10,734
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2030	1,675	1,676
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2031	63,305	64,350
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	3,395	3,577
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	790	799
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	640	654
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	3,925	4,393
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	21,825	24,428
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	5,795	6,551
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	4,420	4,639
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	30,000	34,188
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	9,685	11,037
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	32,120	36,804

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	17,435	19,978
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	18,065	20,699
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	13,675	15,629
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	16,630	19,081
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2037	1,230	1,236
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	15,930	16,155
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	41,325	41,856
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	3,260	3,389
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	13,900	15,261
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2040	7,925	7,829
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	2,000	2,071
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	7,000	7,560
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	13,760	14,915
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	16,680	18,144
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	28,000	27,304
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	14,495	14,135
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	5,705	6,141
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	40,355	43,578
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	12,500	11,966
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	26,000	24,950
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	16,720	16,045
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	12,440	13,300
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	12,280	13,167
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	4,300	4,024
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	1,415	1,334
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	6,505	6,152
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	14,435	13,825
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	19,750	20,370
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	1,200	1,272
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2043	9,745	10,582
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	5,225	4,954
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	13,410	14,108
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	5,450	5,748
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	4,000	3,685
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	2,300	2,118
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	7,000	6,456
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	3,500	3,589
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	5,085	4,640
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	34,285	37,140
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/2033	1,765	1,825
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue	4.720%	1/1/2044	8,000	8,307
	Monroe County NY GO	2.000%	6/1/2033	1,755	1,561
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2037	745	830
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2038	800	887
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2040	1,150	1,251
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2041	1,000	1,074
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2042	1,000	1,065
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2044	1,615	1,702
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2029	1,325	1,417
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2030	3,250	3,518
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2035	2,750	2,764
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2036	1,745	1,740
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/2037	4,000	3,483
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,240	3,247
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,090	3,105
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2036	2,000	2,311
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	2,400	2,746
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2038	2,425	2,746
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2039	4,240	4,764

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2040	9,040	10,008
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2041	5,815	6,368
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2042	4,105	4,458
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/2033	4,735	4,743
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/2035	9,120	7,772
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.150%	11/1/2036	1,145	969
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/2038	7,860	7,716
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2039	14,900	13,368
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/2040	33,000	26,064
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.600%	11/1/2043	1,000	1,014
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.000%	12/15/2031	650	666
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	1,070	1,095
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/2026	16,160	16,085
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/2026	34,510	34,441
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	2,500	2,500
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	12,405	12,406
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	31,785	31,798
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	1,000	1,011
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	18,750	18,968
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	5,800	5,914
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	12,315	12,357
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	4,470	4,492
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	5,330	5,346
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	15,545	15,775
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	8,120	8,289
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.350%	11/6/2025	33,650	33,650
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	4.000%	1/1/2032	2,405	2,512
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2036	2,005	1,901
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2039	1,500	1,355
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2040	3,000	2,623
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2028	2,600	2,731
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2036	12,475	11,971
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	31,000	28,734
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	17,300	15,652
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2040	7,500	6,651
[1]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2031	1,435	1,205
[1]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2032	275	223
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	3.950%	11/3/2025	4,820	4,820
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	10,205	10,560
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2033	9,820	10,201
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	500	593
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	22,165	22,187
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	1,795	1,847
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	1,000	1,027
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	18,000	18,640
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	15,040	15,666
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	1,940	1,975
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	5,290	5,318
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	5,080	5,276
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	88,110	93,305
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2040	2,000	1,771
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	7,100	7,103
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	3,000	3,186
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	8,000	8,278
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	2,500	2,574
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	6,190	6,530
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	2,000	2,003
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	9,000	9,015
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2042	11,730	10,266
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	9,405	9,296
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	9,910	9,796
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	24,685	24,466
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	3,000	3,228
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	43,500	47,422
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	2,165	2,076
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	14,300	13,725
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	11,780	12,490
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2046	1,000	974
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	16,810	17,855
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	3,090	3,282

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	3.950%	11/3/2025	11,400	11,400
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.800%	11/3/2025	3,900	3,900
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	14,625	15,167
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	3,000	3,164
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	16,500	17,375
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	4,000	4,271
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2038	2,500	2,303
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2038	23,165	23,295
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2039	8,750	7,876
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2041	1,355	1,159
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	7,525	7,558
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	3,820	4,044
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	1,195	1,265
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	3,890	4,109
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	3,500	3,515
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2035	845	891
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2035	2,000	2,122
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2036	2,500	2,528
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2036	2,785	2,933
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2036	5,000	5,265
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2037	6,800	6,857
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2037	5,000	5,042
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2038	5,000	5,029
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2038	3,350	3,509
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	5,200	5,354
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	11,475	11,860
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2034	15,000	17,634
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2035	3,000	3,542
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2036	19,045	22,246
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2037	9,640	11,159
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2038	21,340	24,475
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2038	1,180	1,353
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2039	9,575	10,868
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2039	10,000	11,350
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2039	1,240	1,407
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2040	14,625	16,381
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2040	1,300	1,456
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2041	12,675	13,993
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	6,970	7,616
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2043	4,945	5,348
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	3,560	3,643
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2027	2,000	2,071
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2028	2,120	2,244
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	14,185	15,183
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	4,500	4,862
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	1,000	1,080
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	5,160	5,634
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2030	7,240	7,276
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	10,000	11,018
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	2,000	2,204
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	1,625	1,790
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	6,200	6,897
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	2,095	2,331
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	5,000	5,613
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	6,080	6,825
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	17,345	19,641
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	10,075	10,338
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	5,000	5,686
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	3,620	4,116
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	2,755	3,133
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	2,645	3,008
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	15,855	16,426
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	20,375	23,331
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	33,655	38,538
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	7,105	8,136
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	3,610	4,134
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	9,150	10,478
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2033	3,500	3,588
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	10,500	10,815
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	3,500	4,029

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	2,850	3,280
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	4,695	5,404
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	7,985	8,098
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	14,085	14,571
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	20,000	20,691
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	8,300	8,308
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	8,000	9,257
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	22,095	25,567
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	14,415	14,826
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	5,000	5,046
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	1,975	2,295
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	8,000	9,296
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	10,000	10,134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	24,110	24,897
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2034	24,500	25,379
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	2,925	3,412
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	17,420	20,318
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2034	8,000	9,195
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	9,545	9,769
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	19,650	19,734
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	17,060	17,530
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	7,045	7,105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	5,460	5,845
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	2,700	3,144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	4,250	4,964
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2035	8,930	9,019
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	20,000	20,632
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	15,000	15,803
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	28,385	29,905
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	5,000	5,137
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	1,220	1,257
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	13,290	13,300
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	5,000	5,797
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	2,555	2,989
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	6,000	7,019
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	2,765	3,227
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2035	3,000	3,421
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	10,095	10,323
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	1,890	2,097
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	5,040	5,154
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	10,000	10,227
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	24,240	24,884
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	2,910	3,105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	4,630	5,341
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	7,350	8,586
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2036	7,000	7,051
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2036	13,000	13,326
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	25,000	25,760
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	18,000	18,911
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	47,000	49,367
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	27,145	27,539
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	3,000	3,068
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	4,000	4,003
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	20,260	22,034
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	6,620	7,420
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	13,510	15,614
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	17,000	19,647
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	7,235	8,362
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2036	6,735	7,628
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	10,050	10,268
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	4,100	4,173
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	3,000	3,346
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	1,025	1,150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	7,690	8,843
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	6,000	6,900
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	6,895	6,933
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	9,000	9,176
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	24,090	24,795
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	35,000	36,671
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2037	11,940	11,104

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	24,035	24,302
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	11,000	11,200
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	14,610	16,543
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	4,000	4,529
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	1,810	2,061
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	36,875	41,984
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	7,335	8,351
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	5,340	5,990
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	8,985	9,146
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	2,710	2,760
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	7,270	7,368
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	9,185	9,309
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	6,000	6,249
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,060	2,110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,000	2,222
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,000	2,235
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	14,605	16,701
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	7,365	8,422
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	6,630	6,656
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	1,000	1,016
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	5,710	5,966
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	1,445	1,510
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	21,790	21,956
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	5,300	5,359
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	2,825	2,856
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	1,760	1,775
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	8,000	8,096
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	3,945	3,996
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	10,000	10,922
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	1,440	1,614
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	27,595	31,094
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	7,000	7,930
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	16,110	18,249
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	6,700	7,477
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	1,800	2,009
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2039	8,860	8,990
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	1,000	1,003
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	3,365	3,663
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	4,495	4,543
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	4,800	4,851
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	5,000	5,115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	5,000	5,194
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	2,400	2,647
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	3,000	3,326
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	7,000	7,934
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	5,000	5,131
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2039	1,370	1,239
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	6,935	6,973
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	14,465	14,582
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	22,375	23,292
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	1,015	1,069
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,720	3,024
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	1,430	1,606
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2039	10,000	11,096
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2040	31,475	31,611
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	2,355	2,361
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	6,955	7,499
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	7,485	7,616
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	1,415	1,420
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	10,000	10,036
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	20,000	20,109
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	5,000	5,247
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	5,000	5,175
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	3,130	3,418
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	6,000	6,584
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	4,925	5,505
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2040	2,000	2,275
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2040	27,000	23,836
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	13,490	13,817
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	9,810	10,189

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	5,000	5,013
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	20,000	20,768
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	9,325	10,184
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	1,500	1,654
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2040	15,000	16,550
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/2041	4,960	4,409
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	14,770	14,721
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	1,675	1,670
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	16,455	17,626
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	3,185	3,446
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2041	5,000	4,983
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	4,795	5,198
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	14,000	15,244
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	5,000	5,476
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	4,870	5,357
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	1,000	1,100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	5,910	6,529
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	6,395	7,094
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2041	6,965	7,880
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	31,150	26,863
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	3,855	3,845
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2041	37,985	37,838
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	19,490	20,169
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	1,500	1,643
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2042	5,000	4,927
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	15,000	16,055
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	5,425	5,855
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	12,565	12,379
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	13,000	13,984
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	22,060	23,851
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	6,480	7,034
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	8,505	9,232
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	5,095	5,551
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	8,950	9,785
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	15,035	16,438
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2042	1,500	1,670
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	7,105	7,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2042	14,750	15,213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	4,300	4,234
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	2,500	2,462
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	4,000	3,939
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	1,000	985
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	9,000	9,805
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	7,240	7,025
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	3,255	3,158
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	6,085	6,168
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	14,000	14,884
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	6,930	7,439
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	8,000	8,550
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	38,615	41,525
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	21,845	23,571
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	5,560	6,019
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	24,120	26,199
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2043	8,000	8,801
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2043	5,000	5,546
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2043	4,000	3,881
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	12,730	13,736
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	6,395	6,923
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	10,000	10,557
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	7,500	7,972
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	4,000	3,835
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	15,815	16,896
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	8,605	9,193
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	6,850	7,361
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2044	6,500	7,173
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	13,555	14,482
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	5,105	5,470
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	4,000	4,209
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	13,000	13,757
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	4,000	4,212

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	13,000	13,783
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	2,010	2,143
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	14,150	13,484
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	18,555	19,731
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	4,345	4,581
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	6,050	6,386
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	4,400	4,657
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	14,700	15,598
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	10,000	10,585
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	18,465	19,594
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	28,160	29,510
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	11,000	11,555
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	5,805	6,098
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.900%	11/3/2025	25,100	25,100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.900%	11/3/2025	4,295	4,295
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/2033	1,565	1,622
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/2034	9,730	10,032
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2034	5,500	3,925
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2041	2,110	2,130
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	123,605	132,875
[4]	New York GO TOB VRDO	3.950%	11/3/2025	1,900	1,900
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/2043	7,935	6,527
[4]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/2034	6,310	6,316
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	117,625	111,304
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	35,790	33,669
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	42,350	39,555
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	10,985	9,390
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	6,610	5,694
[2]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	9,940	8,562
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	14,680	11,048
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/2030	7,500	6,767
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/2031	5,735	5,151
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.100%	11/15/2032	7,000	6,275
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.200%	11/15/2033	10,065	8,910
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/2034	18,890	16,511
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/2035	15,565	13,463
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/2036	2,155	1,847
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/2036	3,025	2,625
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/2041	120,960	96,003
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	10,000	7,377
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/2036	3,865	3,244
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/2036	2,500	2,057
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/2050	3,425	3,394
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/2051	3,400	3,351
	New York NY GO	5.000%	12/1/2025	18,090	18,121
	New York NY GO	5.000%	8/1/2026	24,805	25,239
	New York NY GO	5.000%	8/1/2026	12,875	13,100
	New York NY GO	5.000%	8/1/2026	1,785	1,816
	New York NY GO	5.000%	8/1/2027	1,000	1,042
	New York NY GO	5.000%	8/1/2028	1,640	1,743
	New York NY GO	5.000%	3/1/2029	5	5
	New York NY GO	5.000%	8/1/2029	1,000	1,084
	New York NY GO	5.000%	8/1/2029	1,000	1,084
	New York NY GO	5.000%	8/1/2030	5,545	6,128
	New York NY GO	5.000%	8/1/2030	14,720	16,267
	New York NY GO	5.000%	3/1/2031	5	5
	New York NY GO	4.000%	8/1/2031	20,000	20,105
	New York NY GO	5.000%	8/1/2031	8,635	9,700
	New York NY GO	5.000%	8/1/2031	2,945	3,308
	New York NY GO	5.000%	9/1/2031	1,450	1,631
	New York NY GO	5.000%	8/1/2032	2,675	3,048
	New York NY GO	5.000%	8/1/2032	23,075	26,296
	New York NY GO	5.000%	8/1/2032	5,375	6,125
	New York NY GO	5.000%	4/1/2033	1,000	1,051
	New York NY GO	5.000%	8/1/2033	5,000	5,237
	New York NY GO	5.000%	8/1/2033	4,000	4,374
	New York NY GO	5.000%	8/1/2033	13,980	16,121
	New York NY GO	5.000%	8/1/2033	4,470	5,154
	New York NY GO	5.000%	10/1/2033	1,250	1,413
	New York NY GO	5.000%	8/1/2034	3,875	4,223

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/2034	8,865	10,311
New York NY GO	5.000%	12/1/2034	4,000	4,077
New York NY GO	5.000%	2/1/2035	4,435	5,170
New York NY GO	3.000%	3/1/2035	7,540	7,408
New York NY GO	5.000%	4/1/2035	8,000	8,385
New York NY GO	4.000%	8/1/2035	2,735	2,805
New York NY GO	5.000%	8/1/2035	2,000	2,170
New York NY GO	5.000%	8/1/2035	5,000	5,839
New York NY GO	4.000%	10/1/2035	3,000	3,061
New York NY GO	5.000%	10/1/2035	5,000	5,182
New York NY GO	5.000%	12/1/2035	3,000	3,054
New York NY GO	5.000%	12/1/2035	11,695	12,378
New York NY GO	5.000%	2/1/2036	4,620	5,354
New York NY GO	5.000%	3/1/2036	7,840	8,555
New York NY GO	5.000%	4/1/2036	12,750	13,327
New York NY GO	4.000%	8/1/2036	3,015	3,073
New York NY GO	5.000%	8/1/2036	6,000	6,961
New York NY GO	5.000%	10/1/2036	4,000	4,133
New York NY GO	5.000%	10/1/2036	3,620	3,868
New York NY GO	5.000%	2/1/2037	5,830	6,700
New York NY GO	4.000%	8/1/2037	22,745	23,003
New York NY GO	5.000%	8/1/2037	10,625	12,222
New York NY GO	5.000%	9/1/2037	4,275	4,710
New York NY GO	4.000%	10/1/2037	24,185	24,455
New York NY GO	5.000%	10/1/2037	5,000	5,722
New York NY GO	5.000%	12/1/2037	11,900	12,512
New York NY GO	5.000%	2/1/2038	12,000	13,681
New York NY GO	5.000%	3/1/2038	2,695	2,873
New York NY GO	4.000%	8/1/2038	10,000	10,083
New York NY GO	5.000%	8/1/2038	7,000	7,490
New York NY GO	5.000%	8/1/2038	1,465	1,626
New York NY GO	5.000%	8/1/2038	20,000	22,823
New York NY GO	5.000%	9/1/2038	2,200	2,410
New York NY GO	5.000%	10/1/2038	4,420	4,687
New York NY GO	5.000%	2/1/2039	8,545	9,652
New York NY GO	5.000%	3/1/2039	1,700	1,826
New York NY GO	5.250%	5/1/2039	4,455	4,909
New York NY GO	4.000%	8/1/2039	2,705	2,724
New York NY GO	5.000%	8/1/2039	14,000	14,764
New York NY GO	5.000%	8/1/2039	7,205	8,062
New York NY GO	5.000%	8/1/2039	20,000	22,594
New York NY GO	5.000%	9/1/2039	2,800	3,045
New York NY GO	5.000%	10/1/2039	3,280	3,464
New York NY GO	5.000%	10/1/2039	6,000	6,747
New York NY GO	5.250%	10/1/2039	2,750	3,037
New York NY GO	5.000%	2/1/2040	7,500	8,345
New York NY GO	4.000%	3/1/2040	14,415	14,457
New York NY GO	5.000%	4/1/2040	7,385	8,038
New York NY GO	5.000%	4/1/2040	2,000	2,199
New York NY GO	4.000%	8/1/2040	23,300	23,325
New York NY GO	4.000%	8/1/2040	3,550	3,556
New York NY GO	5.000%	8/1/2040	875	955
New York NY GO	5.000%	8/1/2040	5,425	6,009
New York NY GO	5.000%	8/1/2040	18,190	20,325
New York NY GO	5.000%	9/1/2040	19,185	21,173
New York NY GO	5.250%	9/1/2040	36,525	40,009
New York NY GO	4.000%	10/1/2040	9,000	9,010
New York NY GO	5.000%	10/1/2040	9,000	10,028
New York NY GO	5.250%	10/1/2040	2,925	3,207
New York NY GO	5.000%	2/1/2041	7,500	8,257
New York NY GO	3.000%	3/1/2041	6,900	5,868
New York NY GO	4.000%	3/1/2041	14,630	14,524
New York NY GO	4.000%	4/1/2041	11,000	10,920
New York NY GO	5.000%	4/1/2041	16,345	17,652
New York NY GO	5.250%	5/1/2041	5,000	5,422
New York NY GO	5.000%	8/1/2041	1,250	1,354
New York NY GO	5.000%	8/1/2041	8,455	9,271
New York NY GO	5.000%	8/1/2041	13,955	15,422
New York NY GO	5.000%	9/1/2041	14,210	15,530
New York NY GO	3.000%	10/1/2041	21,575	18,307

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	10/1/2041	5,900	6,504
	New York NY GO	5.250%	10/1/2041	3,440	3,746
	New York NY GO	5.000%	12/1/2041	31,000	31,327
	New York NY GO	5.000%	2/1/2042	4,000	4,358
	New York NY GO	4.000%	3/1/2042	1,025	1,003
	New York NY GO	4.000%	4/1/2042	4,200	4,108
	New York NY GO	4.000%	4/1/2042	17,640	17,252
	New York NY GO	5.250%	5/1/2042	13,150	14,178
	New York NY GO	4.000%	8/1/2042	13,300	12,987
	New York NY GO	5.000%	8/1/2042	11,590	12,133
	New York NY GO	5.000%	8/1/2042	1,750	1,877
	New York NY GO	5.000%	8/1/2042	10,000	10,857
	New York NY GO	5.000%	8/1/2042	9,510	10,397
	New York NY GO	5.000%	9/1/2042	5,000	5,318
	New York NY GO	5.000%	9/1/2042	24,840	26,889
	New York NY GO	5.000%	10/1/2042	11,445	12,484
	New York NY GO	5.000%	2/1/2043	6,000	6,470
	New York NY GO	5.000%	3/1/2043	1,780	1,847
	New York NY GO	5.000%	4/1/2043	5,000	5,120
	New York NY GO	5.000%	4/1/2043	7,000	7,486
	New York NY GO	5.250%	4/1/2043	8,500	9,170
	New York NY GO	5.250%	5/1/2043	2,500	2,682
	New York NY GO	5.000%	8/1/2043	1,105	1,145
	New York NY GO	5.000%	8/1/2043	1,810	1,925
	New York NY GO	5.000%	8/1/2043	4,500	4,838
	New York NY GO	5.000%	8/1/2043	6,960	7,528
	New York NY GO	5.000%	9/1/2043	13,880	14,883
	New York NY GO	5.000%	10/1/2043	1,930	2,003
	New York NY GO	4.000%	12/1/2043	1,690	1,623
	New York NY GO	5.000%	2/1/2044	5,540	5,925
	New York NY GO	5.000%	3/1/2044	18,260	19,376
	New York NY GO	5.500%	5/1/2044	7,840	8,472
	New York NY GO	5.000%	8/1/2044	7,140	7,540
	New York NY GO	5.000%	9/1/2044	4,965	5,283
	New York NY GO	5.000%	10/1/2044	6,710	7,184
	New York NY GO	5.000%	3/1/2045	9,500	10,029
	New York NY GO	4.000%	4/1/2045	10,000	9,457
	New York NY GO	5.250%	9/1/2045	16,120	17,395
	New York NY GO	5.000%	10/1/2045	11,500	12,240
	New York NY GO	5.250%	2/1/2046	22,020	23,773
	New York NY GO	4.000%	9/1/2046	1,200	1,127
	New York NY GO	5.250%	9/1/2046	11,680	12,538
	New York NY GO	5.000%	8/1/2047	10,000	10,286
	New York NY GO	5.000%	8/1/2047	3,145	3,307
	New York NY GO VRDO	3.950%	11/3/2025	33,000	33,000
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2032	4,000	4,683
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2033	3,000	3,548
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2045	1,000	955
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2028	1,190	1,284
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2030	2,375	2,677
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2031	3,000	3,444
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2037	1,000	1,145
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2047	4,060	3,785
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2048	6,000	6,326
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	6,500	6,502
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	1,000	1,037
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	10,000	10,004
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	4,970	4,972
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	7,500	7,503
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2032	1,930	2,111
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	12,000	12,004
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2033	1,460	1,609
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	2,650	3,015
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	2,885	3,320
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	15,010	15,165
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	2,700	3,087
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	1,775	2,059
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	2,810	2,810
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	1,900	2,180
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2036	3,000	3,268

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	14,680	15,413
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	1,935	2,199
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	15,000	17,601
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	1,650	1,895
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	10,100	10,515
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	2,000	2,255
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	10,285	11,951
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2038	2,010	2,155
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	15,000	17,282
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	1,000	1,123
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2039	2,115	2,252
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	4,020	4,190
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	1,450	1,611
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2040	1,945	2,046
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	1,370	1,507
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2040	2,705	3,024
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	3,000	2,630
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	12,400	13,728
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2041	2,640	2,917
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	6,000	6,258
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	12,250	13,371
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2042	2,865	3,134
[1]	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2042	1,000	1,093
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	25,130	27,130
[1]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2044	1,000	1,096
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	5,000	5,633
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	1,000	1,080
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	1,350	1,478
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	1,915	2,119
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	505	552
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	750	815
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2027	2,500	2,552
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2029	2,635	2,687
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2031	2,195	2,237
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2035	3,200	3,251
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2036	4,625	4,694
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	6,855	6,938
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	4,755	4,865
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	2,265	2,368
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	2,420	2,533
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,000	2,022
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	715	715
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,740	1,838
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	2,440	2,604
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	2,685	2,977
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	2,685	2,870
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	500	543
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,000	1,084
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	2,500	2,524
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,250	1,286
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	4,100	4,367
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	1,000	1,095
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	750	820
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,420	2,683
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	750	826
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	5,100	5,661
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	1,005	1,062
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	1,250	1,378
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	1,675	1,854
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	3,035	3,371
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	1,875	1,975
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,250	1,366
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	1,365	1,504
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2036	1,750	1,897
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2036	1,625	1,779
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,000	870
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2038	2,000	2,028
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2038	2,370	2,608
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2039	8,925	8,968
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2039	2,350	2,364

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	1,755	1,474
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2039	2,535	2,766
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2040	10,000	9,955
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	2,000	1,662
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2040	1,500	1,623
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2041	14,540	14,281
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2042	2,280	2,416
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	2,400	2,547
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2043	2,785	2,926
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	1,100	1,157
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2044	1,400	1,494
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2045	1,055	983
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/2028	12,000	11,477
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	10,190	11,428
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	10,950	12,072
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	34,400	38,635
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	14,870	16,701
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	1,765	1,814
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	18,330	20,931
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2033	49,600	50,127
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	8,015	8,305
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	12,000	13,036
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2035	16,975	17,109
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	17,080	17,324
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	27,890	30,182
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	4,000	4,063
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	2,355	2,634
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	27,870	28,395
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	5,540	5,614
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	2,540	2,622
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	9,340	9,479
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	7,170	8,332
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	2,830	3,310
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	2,480	2,519
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	1,450	1,494
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	6,500	6,660
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	2,500	2,890
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	2,990	3,025
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	1,725	1,774
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2038	49,350	45,487
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	27,385	27,806
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	2,000	2,283
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2039	10,000	10,055
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2039	62,055	56,198
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	10,000	10,079
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	7,340	7,398
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	2,000	2,210
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2039	2,250	2,362
New York State Dormitory Authority Income Tax Revenue	3.250%	2/15/2040	1,485	1,337
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2040	30,975	30,766
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2040	74,365	65,357
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	34,740	34,548
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	9,415	9,369
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	2,745	2,867
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	4,435	4,841
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	3,830	4,221
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	6,000	6,130
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	12,520	10,754
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	1,000	1,040
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	5,000	5,470
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	2,250	2,493
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	17,080	14,338
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	26,975	26,457
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	7,540	7,395
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	20,840	22,577
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	3,335	3,654
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	17,380	16,929
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	25,580	24,917
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	31,515	33,833
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	20,000	21,617

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	3,720	4,034
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	2,110	2,030
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	7,200	7,663
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	22,700	24,304
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	5,000	4,785
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	26,830	28,391
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	10,000	9,498
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	6,665	7,017
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.250%	2/15/2027	500	504
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2027	20	20
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	10	10
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	3/15/2032	585	635
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	2,930	3,068
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/2030	21,560	23,808
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2031	16,380	16,382
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2032	16,760	16,686
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	1,795	1,904
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	3,000	3,531
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	3,175	3,682
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	4,130	4,749
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	5,055	5,764
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	4,765	5,415
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2040	30,975	32,667
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	1,750	1,948
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2042	32,380	33,859
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	4/1/2042	2,000	1,702
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2043	4,330	4,251
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/2044	26,820	28,091
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	1,180	1,182
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	2,530	2,647
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	8,245	9,190
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	9,000	9,966
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	1,000	1,017
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	11,190	12,133
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	3,500	3,867
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2038	1,350	1,475
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2026	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2026	55	55
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2027	60	60
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2027	50	50
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2028	55	55
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2028	5	5
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2035	1,345	1,413
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	10,710	10,841
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	8,710	8,765
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	32,650	32,435
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2042	2,335	2,295
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2044	20,000	20,884
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	5,140	5,424
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	51,000	52,584
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	12,525	13,208
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	14,000	15,996
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	3,170	3,622
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	6,000	6,110

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	21,850	25,271
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	3,960	4,580
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	17,625	17,937
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	1,000	1,029
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	30,550	35,735
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	32,995	33,550
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	17,685	18,186
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	38,335	40,235
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	14,000	16,544
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	37,165	38,156
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	1,875	1,963
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	18,500	19,364
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	26,850	28,358
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	1,000	1,185
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	18,860	19,332
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	30,500	31,849
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,208
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	9,500	9,824
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	3,000	3,365
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	5,000	5,186
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	4,000	4,450
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	11,690	11,875
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	5,000	5,167
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	3,395	3,735
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	10,870	11,754
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	1,995	2,172
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	1,905	2,057
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	17,915	19,175
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	11,835	12,627
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2046	7,000	6,528
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	15,635	16,592
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	11,380	12,113
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	23,345	24,680
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	20,000	21,200
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2028	2,065	2,177
New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	4,375	4,505
New York State Energy Research & Development Authority Electric Power & Light Revenue (New York Electric & Gas Corp. Project)	3.500%	10/1/2029	20,000	19,921
New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,555	4,706
New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,425	4,571
New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,095	4,230
New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/2034	13,750	14,180
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2032	5,040	5,232
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2033	15,655	16,233
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2034	7,170	7,599
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2035	9,550	9,871
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2035	5,545	5,857
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2036	9,500	9,797
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2036	6,860	7,218
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2037	4,745	4,883
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2037	9,960	10,441
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2040	2,010	2,252
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2041	5,050	4,508
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2041	2,745	3,044
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	3,000	3,296
New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2044	1,825	2,017
New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2045	5,000	5,494
New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	1,400	1,401
New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/2029	4,055	4,063
New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	1,180	1,184
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/2032	3,000	3,000
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	11/1/2036	4,000	3,324
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2041	3,750	2,924
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2041	1,585	1,236
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	11/1/2043	1,000	1,013
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/2025	625	625
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	13,000	12,813
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	4,905	4,839
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	5,550	5,551
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2027	1,000	1,000

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	23,565	23,551
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	1,615	1,614
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2028	1,370	1,372
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	12,045	12,048
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	15,620	15,631
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	19,715	19,819
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	3,045	3,066
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	18,500	18,506
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	23,000	23,042
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	10,360	10,418
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	6,365	6,433
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	14,055	14,001
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	31,355	31,834
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	4,255	4,317
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	10,020	10,206
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	1/1/2035	40,820	41,514
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2034	4,100	4,111
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	3,350	3,358
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2036	6,025	6,038
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2036	24,000	25,796
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	2,805	2,817
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	9,025	9,013
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	8,250	8,294
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	4,000	3,960
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	6,590	6,577
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2042	18,930	18,671
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2042	4,000	3,946
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	1,000	1,089
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2044	4,230	4,090
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	16,715	15,950
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	1,000	959
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2031	3,745	4,206
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2043	18,000	17,512
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2043	10,000	10,844
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2044	10,000	9,629
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2045	36,015	38,506
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2030	7,165	7,899
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	1,135	1,150
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2042	2,000	1,963
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	4,340	4,216
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2027	750	780
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	1,650	1,772
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2037	4,005	4,280
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2038	4,495	4,781
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2040	4,920	4,849
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	1,000	953
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2036	1,500	1,740
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2041	1,225	1,358
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/2043	1,325	1,467
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/2044	1,050	1,154
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/2031	12,685	12,872
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2032	1,000	1,143
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2032	5,455	6,295
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2032	3,695	3,868
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/2032	18,320	18,536
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2033	1,050	1,216
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2033	4,100	4,355
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2033	11,415	12,367
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2033	5,605	6,543
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	4,075	4,326
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	4,990	5,390
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2034	2,880	3,118
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2034	5,005	5,223
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2035	2,060	2,216

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2035	5,030	5,324
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2035	3,025	3,261
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	4,500	4,753
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2036	5,000	5,860
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2036	5,000	5,365
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2037	5,025	5,295
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2037	10,705	12,441
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2037	2,710	3,074
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2038	6,035	6,408
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2038	7,435	8,574
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	2,920	3,088
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	7,000	7,909
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2039	13,365	15,271
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2039	1,170	1,307
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2040	1,760	1,977
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	4,000	4,418
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	4,400	4,860
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	1,250	1,397
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2040	9,500	10,751
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2041	2,000	2,220
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	6,000	6,538
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	4,375	4,767
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	2,750	3,039
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2041	1,730	1,914
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2041	5,095	5,695
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	3,625	3,963
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2042	2,975	3,254
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	2,400	2,442
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	1,980	2,186
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2043	1,850	2,009
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	1,850	2,002
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2043	3,000	3,249
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2043	1,500	1,638
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2044	2,180	2,345
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2045	1,500	1,604
Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	9,000	9,318
Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	7,000	7,564
Suffolk County NY GO	3.000%	10/15/2040	10,200	9,428
Suffolk County NY GO	3.000%	10/15/2041	10,535	9,525
Suffolk Regional Off-Track Betting Corp. Casinos Revenue	5.000%	12/1/2034	6,000	6,184
Suffolk Regional Off-Track Betting Corp. Casinos Revenue	5.750%	12/1/2044	3,500	3,557
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/2036	2,000	1,349
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2038	4,000	4,413
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2039	6,020	6,588
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	2,000	1,718
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	8,435	8,740
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	10,230	10,598
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	28,665	23,135
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	14,855	15,378
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	14,900	15,039
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	3,000	3,103
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	5,255	5,436
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2034	8,350	8,424
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	2,045	2,047
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	3,460	3,463
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	6,065	6,115
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	2,565	2,645
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	11,000	11,343
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	16,745	17,236
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	10,950	11,548
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	2,585	2,656
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	2,455	2,522
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	6,645	7,615
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2039	2,300	2,336
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2039	4,445	5,039
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2040	8,550	9,510
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2040	6,625	7,438
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	1,000	1,091
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	6,390	7,042
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	7,035	7,819

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	30,000	30,703
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	5,270	5,747
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	1,895	2,082
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	2,250	2,472
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2027	10,000	10,374
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2028	15,100	16,037
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2029	31,285	34,014
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2030	15,005	16,633
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	15,500	17,266
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	10,320	11,660
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2031	1,750	1,997
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2032	3,545	3,575
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2032	3,055	3,498
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2032	1,225	1,418
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2033	10	10
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	2,915	3,408
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	35,000	40,925
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	5,430	6,288
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	8,590	10,118
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2034	1,000	1,182
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	4,445	5,065
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2037	4,025	4,558
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	3,595	4,034
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2040	6,500	7,032
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	5,050	5,686
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2041	7,500	8,169
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2041	5,395	5,905
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2042	7,500	7,989
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2042	4,960	5,468
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2042	2,760	3,040
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	31,220	33,004
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	1,985	2,130
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2045	14,000	14,829
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2046	13,000	13,699
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	20,500	20,333
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2028	21,115	20,216
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2041	2,200	2,378
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2041	3,410	3,711
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2042	3,200	3,447
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2042	3,750	4,081
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2043	3,915	4,176
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2043	4,000	4,317
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2044	6,000	6,419
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2045	5,000	5,316
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2046	4,010	4,236
Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2030	2,575	2,812
Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2031	2,000	2,178
Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2032	2,870	3,117
Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2033	2,500	2,706
Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2035	2,000	2,146
Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2038	1,275	1,347
Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2039	1,155	1,212
Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	2,230	2,199
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2026	6,050	6,113
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2027	11,180	11,502
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	7,190	7,396
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2029	10,250	10,536
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2031	10,000	10,245
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2032	8,545	8,725
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2033	1,010	1,031
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2034	3,990	4,064
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2035	5,000	5,082
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2041	4,000	4,011
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2033	24,870	25,159
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2034	28,500	28,546
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2034	17,345	17,534
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2035	50,905	50,977
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2036	7,270	7,279
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	20,000	22,397
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2039	9,000	9,996

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2040	2,200	2,273
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2040	1,740	1,967
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	3,810	4,265
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	11,000	11,476
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	2,600	2,539
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/2031	3,630	4,024
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	2,375	2,320
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/2032	4,000	4,481
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2033	2,965	2,896
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/2033	3,000	3,383
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/2034	5,045	5,736
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	11,300	11,630
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	3,000	2,987
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	26,500	28,633
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/2030	110	110
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2027	4,405	4,540
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	3,000	3,092
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	4,490	4,624
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	4,645	4,775
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	2,740	2,811
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,160	2,212
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2034	2,525	2,575
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	3,685	3,751
[2]	Yonkers NY GO	5.000%	11/15/2035	425	483
[2]	Yonkers NY GO	5.000%	11/15/2036	450	508
[2]	Yonkers NY GO	5.000%	11/15/2037	425	477
[2]	Yonkers NY GO	5.000%	11/15/2039	1,000	1,107
					11,590,272
North Carolina (0.7%)
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/2038	310	286
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/2039	435	393
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/2040	485	426
	Cary NC Combined Utility Systems Water Revenue	5.000%	12/1/2030	1,010	1,060
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2039	3,685	3,326
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2041	4,060	3,471
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2028	2,200	2,282
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2030	3,100	3,217
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2031	1,690	1,753
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2032	1,000	1,015
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2033	2,465	2,500
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	1,660	1,719
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	2,250	2,336
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2036	2,155	2,216
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2036	1,840	1,896
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2041	2,200	2,212
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2041	2,155	2,343
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2043	3,955	4,230
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2044	6,435	6,840
	Charlotte NC GO	5.000%	6/1/2026	2,700	2,735
	Charlotte NC GO	5.000%	7/1/2029	2,350	2,559
	Charlotte NC GO	5.000%	7/1/2030	2,425	2,698
	Charlotte NC GO	5.000%	7/1/2033	1,325	1,549
	Charlotte NC GO	5.000%	6/1/2034	2,370	2,554
	Charlotte NC GO	5.000%	7/1/2037	2,250	2,558
	Charlotte NC GO	5.000%	7/1/2038	2,175	2,456
	Charlotte NC GO	5.000%	7/1/2041	4,425	4,868
	Charlotte NC GO	5.000%	7/1/2043	2,325	2,516
	Charlotte NC Storm Water Revenue	5.000%	12/1/2031	1,920	2,193
	Charlotte NC Storm Water Revenue	5.000%	12/1/2032	2,000	2,310
	Charlotte NC Storm Water Revenue	5.000%	12/1/2041	1,165	1,302
	Charlotte NC Storm Water Revenue	5.000%	12/1/2042	2,000	2,213
	Charlotte NC Storm Water Revenue	5.000%	12/1/2043	2,000	2,194
	Charlotte NC Storm Water Revenue	5.000%	12/1/2044	1,300	1,416
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2032	1,250	1,435
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2033	1,000	1,169
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2034	1,315	1,556
	Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/2035	1,785	1,829
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2036	2,335	2,793
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2041	2,000	2,226

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2042	2,500	2,756
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2043	5,000	5,465
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2044	2,355	2,557
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2045	3,705	3,923
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/2027	11,535	11,568
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/2027	1,515	1,528
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/2029	11,250	10,535
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue	4.200%	5/1/2034	2,000	2,065
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/2039	3,600	3,703
[12]	Freddie Mac Pool	3.750%	7/1/2039	13,862	13,310
	Guilford County NC GO	5.000%	3/1/2028	23,445	24,783
	Guilford County NC GO	5.000%	3/1/2029	30,880	33,401
	Guilford County NC GO	3.000%	5/1/2038	2,220	2,069
	Guilford County NC GO	3.000%	5/1/2039	2,220	2,030
	Guilford County NC GO	4.000%	3/1/2042	5,620	5,715
	Guilford County NC GO	4.000%	3/1/2043	3,335	3,351
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2033	930	1,067
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2035	545	635
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/2041	2,967	3,083
	Mecklenburg County NC GO	5.000%	9/1/2029	10,000	10,939
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	4,000	4,178
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	1,500	1,567
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	1,250	1,306
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	2,665	2,784
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2032	8,110	8,058
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2033	10,250	10,168
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2034	7,000	6,925
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	7/1/2043	6,135	6,201
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	9,635	9,642
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/2054	11,320	12,104
[6]	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	2,870	3,275
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	290	293
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	460	465
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,215	2,309
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	795	795
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	305	312
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	360	368
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	940	959
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,695	2,865
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.900%	1/1/2029	680	680
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	565	566
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	985	1,005
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,400	1,488
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.050%	1/1/2030	815	816
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	705	709
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	500	510
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	4,650	4,713
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,445	1,538
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	625	627
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,175	1,191
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/2035	1,000	947
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	1,550	1,552
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/2036	660	649
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	10,000	11,493
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	6,110	6,960
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	7,000	7,907
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2039	1,225	1,173
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2039	12,925	14,473
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2040	6,000	6,639
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2040	3,165	2,944
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	2,790	3,048
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	3,340	3,604
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/2028	365	365
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.500%	9/1/2029	310	310
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/2029	135	135
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.000%	9/1/2034	395	417
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/2044	1,815	1,856
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn at Maryfield Project)	5.000%	10/1/2040	1,050	1,045
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	16,820	18,457

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	3.300%	11/5/2025	180	180
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2027	2,900	2,962
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2028	3,925	4,086
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2029	2,600	2,660
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2029	3,180	3,371
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2030	7,175	7,611
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2030	1,000	1,023
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2032	1,400	1,432
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2032	3,780	4,022
[1]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2034	9,000	6,859
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2034	15,745	16,685
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2035	10,020	10,581
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/2039	22,125	22,309
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2040	3,620	3,738
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2043	2,000	2,051
	Pender County NC GO	3.000%	3/1/2039	5,100	4,747
	Pender County NC GO	3.000%	3/1/2040	4,200	3,795
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	4,880	4,907
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/2027	530	553
	Rowan County NC Appropriations Revenue	5.000%	4/1/2031	1,655	1,859
	Rowan County NC Appropriations Revenue	5.000%	4/1/2032	1,000	1,137
	Rowan County NC Appropriations Revenue	4.000%	4/1/2038	2,190	2,228
	Rowan County NC Appropriations Revenue	4.000%	4/1/2039	2,000	2,023
	Rowan County NC Appropriations Revenue	4.000%	4/1/2040	1,125	1,126
	Rowan County NC Appropriations Revenue	4.000%	4/1/2041	1,105	1,104
	Rowan County NC Appropriations Revenue	4.000%	4/1/2042	1,125	1,117
	Rowan County NC Appropriations Revenue	4.000%	4/1/2043	955	944
	Rowan County NC Appropriations Revenue	4.000%	4/1/2044	2,000	1,952
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	2,296	2,318
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2039	1,210	1,092
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2043	3,100	2,516
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/2033	1,000	1,018
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/2034	1,250	1,264
	Wake County NC Appropriations Revenue	5.000%	5/1/2034	2,000	2,350
	Wake County NC Appropriations Revenue	5.000%	5/1/2037	1,750	2,033
	Wake County NC Appropriations Revenue	5.000%	5/1/2039	3,000	3,426
	Wake County NC Appropriations Revenue	5.000%	5/1/2040	1,000	1,127
	Wake County NC Appropriations Revenue	5.000%	5/1/2041	2,500	2,788
	Wake County NC Appropriations Revenue	5.000%	5/1/2042	3,500	3,858
	Wake County NC GO	4.000%	6/1/2042	3,455	3,518
	Wake County NC GO	4.000%	6/1/2043	3,455	3,472
	Western Carolina University College & University Revenue	3.000%	4/1/2035	2,390	2,305
	Western Carolina University College & University Revenue	3.000%	4/1/2037	2,670	2,537
	Wilson NC Special Obligation Revenue	4.000%	10/1/2040	1,175	1,193
	Wilson NC Special Obligation Revenue	4.000%	10/1/2042	2,255	2,256
	Wilson NC Special Obligation Revenue	4.000%	10/1/2043	1,430	1,413
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/2030	460	501
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/2032	505	567
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/2034	830	860
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/2035	860	890
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/2036	620	638
					568,526
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	8,915	8,916
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	3,000	3,001
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	5,060	5,134
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,400	1,472
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,770	1,881
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,505	1,612
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	550	604
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2037	1,900	1,840
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	550	599
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	1,500	1,436
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2038	500	541
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2039	1,125	969
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	2,050	1,905
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	500	533
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2041	2,250	2,051
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	625	660

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	650	680
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	675	701
	Horace ND GO	5.000%	5/1/2031	555	597
	Horace ND GO	5.000%	5/1/2032	580	629
	Horace ND GO	4.500%	5/1/2039	2,000	2,037
	Horace ND GO	4.750%	5/1/2044	750	746
	Mandan Public School District No. 1 GO	5.000%	8/1/2026	1,250	1,270
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2055	2,000	2,225
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2056	2,335	2,573
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	3.000%	7/1/2052	2,660	2,606
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/2053	4,850	5,126
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,000	2,024
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,800	1,821
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	3,685	3,727
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	2,250	2,266
	West Fargo Public School District No. 6 GO	3.000%	8/1/2033	2,000	1,993
	West Fargo Public School District No. 6 GO	3.000%	8/1/2034	3,585	3,538
					67,713
Ohio (2.2%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2028	490	521
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2029	315	342
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2030	1,025	1,131
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	1,340	1,371
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	1,210	1,238
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	1,315	1,346
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	1,000	1,023
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	3,540	3,623
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	3.000%	11/15/2030	13,000	13,123
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	1,300	1,374
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	300	317
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	3,800	4,017
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	2,800	2,960
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	800	846
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	1,500	1,586
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2030	675	745
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2030	900	993
	Akron OH Income Tax Revenue	4.000%	12/1/2025	470	470
	Akron OH Income Tax Revenue	4.000%	12/1/2028	775	786
	Akron OH Income Tax Revenue	4.000%	12/1/2029	1,015	1,028
	Akron OH Income Tax Revenue	4.000%	12/1/2030	890	901
	Akron OH Income Tax Revenue	4.000%	12/1/2031	2,145	2,193
	Akron OH Income Tax Revenue	4.000%	12/1/2031	490	496
	Akron OH Income Tax Revenue	4.000%	12/1/2031	370	387
	Akron OH Income Tax Revenue	4.000%	12/1/2032	1,650	1,686
	Akron OH Income Tax Revenue	4.000%	12/1/2032	745	753
	Akron OH Income Tax Revenue	4.000%	12/1/2033	1,170	1,193
	Akron OH Income Tax Revenue	4.000%	12/1/2033	615	621
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	6,110	6,392
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	11,050	11,559
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	5,000	5,231
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2036	5,750	5,833
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	10,000	10,120
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	10,000	11,128
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	12,270	13,539
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	17,750	17,674
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	25,170	27,787
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/2035	1,305	1,259
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/2029	3,845	4,043
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/2030	1,875	1,881
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/2031	1,565	1,570
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/2032	1,850	1,856
[6]	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2036	1,000	1,151
[6]	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2038	1,200	1,353
[6]	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2039	1,250	1,401
[6]	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2040	1,200	1,332
[6]	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2041	1,500	1,643
[6]	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2042	675	736
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2041	835	910
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2042	1,000	1,081

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2043	725	777
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2044	750	796
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2036	1,240	1,268
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2037	2,310	2,349
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2026	8,045	8,092
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2028	6,055	6,363
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2029	3,000	3,219
[2]	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2034	3,030	3,151
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2034	4,620	4,818
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2035	3,000	3,123
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2037	4,245	4,385
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	2,335	2,404
	Ashland City School District GO	3.000%	11/1/2042	1,000	842
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	2,035	2,038
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,410	2,458
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,800	1,871
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,895	1,966
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,040	1,077
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,105	1,142
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2032	2,000	2,023
[2]	Brunswick City School District GO	0.000%	12/1/2034	530	380
[2]	Brunswick City School District GO	0.000%	12/1/2035	200	137
[2]	Brunswick City School District GO	0.000%	12/1/2036	200	130
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	2,555	2,640
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2028	3,875	4,083
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	2,335	2,537
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	5,000	5,406
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	3,885	4,177
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	5,795	6,192
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	7,300	7,680
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	3,885	3,783
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	10,830	10,410
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2055	2,665	2,233
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,165	1,200
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,245	1,281
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	2,185	2,245
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	2,000	1,949
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	1,500	1,457
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,985	3,040
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,025	2,099
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	5,715	5,824
	Cincinnati OH GO	4.000%	12/1/2031	780	800
	Cincinnati OH GO	4.000%	12/1/2032	800	819
[9]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	0.000%	11/15/2033	1,565	1,171
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2033	1,395	1,421
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2035	1,770	1,795
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2036	3,605	3,646
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2037	2,325	2,345
	Cleveland OH GO	4.000%	12/1/2033	310	327
	Cleveland OH GO	4.000%	12/1/2034	2,285	2,393
	Cleveland OH GO	4.000%	12/1/2035	1,660	1,725
	Cleveland OH Income Tax Revenue	3.000%	10/1/2034	735	725
	Cleveland OH Income Tax Revenue	3.000%	10/1/2035	570	549
	Cleveland OH Income Tax Revenue	3.000%	10/1/2036	500	474
	Cleveland OH Income Tax Revenue	3.000%	10/1/2037	805	749
	Cleveland OH Income Tax Revenue	3.000%	10/1/2038	550	501
	Cleveland OH Income Tax Revenue	3.000%	10/1/2039	500	444
	Cleveland OH Income Tax Revenue	3.000%	10/1/2040	525	458
	Cleveland OH Income Tax Revenue	3.000%	10/1/2041	825	702
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/2039	4,949	5,049
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2034	1,870	2,041
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2035	1,915	2,078
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2036	2,065	2,229
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2037	1,170	1,256
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2039	2,400	2,544

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/2040	2,525	2,687
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/2041	2,660	2,809
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/2042	2,805	2,945
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2030	200	218
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2034	300	328
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	4.000%	7/1/2039	400	404
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	4.000%	7/1/2041	400	398
[1]	Columbus City School District GO	0.000%	12/1/2027	13,520	12,742
[1]	Columbus City School District GO	0.000%	12/1/2029	11,170	9,926
[1]	Columbus City School District GO, ETM	0.000%	12/1/2027	540	508
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/2036	4,000	3,339
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2036	1,575	1,543
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/2034	8,605	8,628
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (The Falls Project)	4.000%	11/1/2035	10,175	10,047
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (The Falls Project)	5.000%	11/1/2035	3,830	4,068
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/2034	2,025	2,036
	Columbus OH GO	4.000%	4/1/2026	16,170	16,256
	Columbus OH GO	5.000%	4/1/2040	5,050	5,305
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/2032	3,420	3,454
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2041	1,100	1,203
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2042	750	812
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2043	750	805
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2044	2,200	2,344
	Columbus State Community College GO	3.000%	12/1/2036	1,110	1,045
	Columbus State Community College GO	3.000%	12/1/2037	1,750	1,643
	Columbus State Community College GO	3.000%	12/1/2038	1,375	1,263
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	1,085	1,128
	Copley-Fairlawn City School District GO	5.000%	12/1/2040	550	569
	Copley-Fairlawn City School District GO	5.000%	12/1/2041	820	845
	Copley-Fairlawn City School District GO	5.000%	12/1/2042	1,000	1,026
	Cuyahoga Community College District GO	4.000%	12/1/2031	2,000	2,014
	Cuyahoga Community College District GO	4.000%	12/1/2033	1,325	1,332
	Cuyahoga County OH GO	3.000%	12/1/2033	2,460	2,449
	Cuyahoga County OH GO	3.000%	12/1/2034	3,035	2,995
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	3,000	3,011
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	2,845	2,900
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/2029	1,000	1,002
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	7,145	7,249
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	5,385	5,456
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	16,500	16,621
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2025	440	440
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2027	625	638
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2028	835	860
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2031	1,505	1,563
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2032	665	690
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2034	1,000	1,032
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2036	1,360	1,395
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2037	640	655
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2038	1,635	1,671
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2031	4,980	5,626
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2032	5,325	6,086
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2033	5,680	6,547
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2040	5,800	6,360
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2041	5,900	6,401
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	1,135	1,188

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	1,120	1,142
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	2,645	2,770
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,075	1,100
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	1,775	1,856
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	1,160	1,255
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,535	1,657
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	475	470
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	1,000	1,076
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,000	1,069
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	1,500	1,595
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	1,435	1,449
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2026	1,235	1,251
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2043	4,965	5,092
[12]	Freddie Mac Pool	4.250%	6/1/2041	8,894	8,808
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	5,000	5,177
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2030	920	982
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2031	870	927
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2032	945	1,003
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	2,550	2,799
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	8,115	8,355
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2033	945	999
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	1,825	1,955
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	4,080	4,467
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	2,640	2,904
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	11,540	11,853
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,000	1,085
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2034	1,050	1,106
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	1/1/2035	750	817
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	13,965	14,308
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2035	1,100	1,152
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	1/1/2036	620	669
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	8/1/2036	2,845	3,152
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	12,955	13,241
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2036	2,345	2,446
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	1/1/2037	625	671
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	8/1/2037	1,730	1,900
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2037	1,495	1,552
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2038	500	543
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	2,000	2,149
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2038	2,620	2,709
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2039	600	649
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2039	1,375	1,415
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2040	425	455
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2040	1,100	1,126
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	1/1/2041	525	545
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2041	2,625	2,825
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	550	554
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	2,500	2,567
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2042	3,000	3,196
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	600	600
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2043	1,825	1,926
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.125%	1/1/2044	500	501
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2044	3,000	3,144
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	1/1/2045	305	307
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2045	1,745	1,821
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/2041	12,000	13,615
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2026	700	701
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/2027	520	522
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2031	1,800	1,804
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2032	1,635	1,658
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2036	1,325	1,327
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2027	1,500	1,574
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2032	500	575
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2031	3,310	3,464
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2033	3,040	3,152
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2035	1,175	1,206
[6]	JobsOhio Beverage System Economic Development Revenue	5.000%	1/1/2041	1,795	2,018
[6]	JobsOhio Beverage System Economic Development Revenue	5.000%	1/1/2042	1,785	1,985
	Kent State University College & University Revenue	5.000%	5/1/2037	4,000	4,544
	Kent State University College & University Revenue	5.000%	5/1/2038	4,295	4,840

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kings Local School District GO	5.000%	12/1/2041	2,085	2,218
Kings Local School District GO	5.000%	12/1/2042	2,215	2,336
Kings Local School District GO	5.000%	12/1/2043	2,340	2,447
Kings Local School District GO	5.000%	12/1/2044	1,000	1,042
Lake County OH GO	5.000%	12/1/2036	1,100	1,171
Lake County OH GO	5.000%	12/1/2037	645	684
Lake County OH GO	5.000%	12/1/2038	1,065	1,124
Lake County OH GO	5.000%	12/1/2039	750	788
Lake County OH GO	5.000%	12/1/2040	1,000	1,047
Lake County OH GO	5.000%	12/1/2041	1,000	1,043
Lake County OH GO	5.000%	12/1/2042	1,185	1,228
Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	9,700	10,386
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	790	833
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	1,170	1,233
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,500	1,567
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	1,500	1,562
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,320	1,371
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2037	3,500	3,625
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	2,905	2,999
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	1,750	1,802
Miami University OH College & University Revenue	4.000%	9/1/2038	1,080	1,101
Miami Valley Career Technology Center GO	5.000%	12/1/2032	1,030	1,087
Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	330	353
Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	1,100	1,045
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	5,500	5,778
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	10,175	10,840
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	10,680	11,312
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	8,500	8,997
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	11,600	12,257
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	745	812
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	6,290	6,628
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	5,000	5,252
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	12,295	12,868
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	435	468
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/2036	5,285	4,600
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	775	772
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	15,300	15,897
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	450	479
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2038	16,600	16,268
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	480	509
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2039	6,470	6,256
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2040	6,590	5,666
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/2040	500	382
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	17,720	16,265
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	1,000	874
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2029	470	502
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2030	375	406
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2031	405	444
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2032	595	659
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2033	680	757
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2034	1,000	1,119
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2035	650	722
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2036	650	717
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2037	510	559
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2038	575	625
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2040	500	543
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2041	500	537
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2042	500	534
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2043	500	530
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2044	500	526
North Ridgeville City School District GO	5.000%	12/1/2041	1,825	1,905
North Ridgeville City School District GO	5.000%	12/1/2042	2,285	2,375
North Ridgeville City School District GO	5.000%	12/1/2043	1,340	1,389
North Ridgeville City School District GO	5.000%	12/1/2044	1,070	1,104
Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/2032	5,000	5,767
Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/2033	2,500	2,918
Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/2034	3,000	3,531
Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/2035	3,000	2,889
Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	13,020	13,219
Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/2029	34,055	33,410

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	305	300
Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Co. Project) PUT	4.000%	6/1/2027	9,725	9,863
Ohio Appropriations Revenue	5.000%	12/15/2033	4,000	4,669
Ohio GO	5.000%	8/1/2026	25,360	25,794
Ohio GO	5.000%	9/1/2026	10,000	10,191
Ohio GO	5.000%	3/1/2032	8,230	8,477
Ohio GO	5.000%	3/1/2033	8,645	8,890
Ohio GO	5.000%	5/1/2033	3,000	3,157
Ohio GO	5.000%	6/15/2033	16,465	16,570
Ohio GO	5.000%	3/1/2034	9,075	9,316
Ohio GO	5.000%	5/1/2034	3,250	3,409
Ohio GO	5.000%	3/1/2035	8,530	8,738
Ohio GO	5.000%	5/1/2035	6,000	6,163
Ohio GO	5.000%	3/1/2036	10,005	10,227
Ohio GO	5.000%	3/1/2037	10,505	10,715
Ohio GO	5.000%	5/1/2037	10,000	10,221
Ohio GO	5.000%	3/1/2038	9,030	9,190
Ohio GO	3.000%	6/15/2039	2,500	2,270
Ohio GO	5.000%	6/15/2042	5,365	5,946
Ohio Government Fund/Grant Revenue	5.000%	12/15/2026	22,350	22,938
Ohio Government Fund/Grant Revenue	5.000%	12/15/2027	9,150	9,603
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	365	381
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	455	481
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	2,200	2,304
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	565	604
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	1,500	1,571
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	930	994
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	11,350	12,780
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,135	3,344
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,550	2,717
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/2034	7,825	7,969
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2034	1,195	1,258
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	4,175	4,422
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2035	15,730	18,254
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2035	1,205	1,263
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,230	1,295
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/2036	3,165	3,210
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2036	1,950	2,038
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2036	1,245	1,313
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	1,890	1,882
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2037	1,100	1,104
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	1,680	1,657
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2038	1,200	1,201
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/2040	3,460	3,474
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2040	2,000	1,968
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2041	1,000	974
Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2045	5,000	3,849
Ohio Health, Hospital, Nursing Home Revenue PUT	2.750%	5/1/2028	10,500	10,448
Ohio Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2034	360	419
Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/2034	1,200	1,261
Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/2039	2,455	2,538
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2034	1,505	1,574
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2037	1,730	1,793
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2045	3,250	3,281
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2035	4,960	5,116
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2040	5,375	5,421
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/2045	2,400	2,016
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2038	1,055	1,003
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2039	1,105	1,035
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2040	1,225	1,123
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2041	1,275	1,146
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/2037	2,500	2,279
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2034	350	401

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2035	500	577
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2037	700	797
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2038	1,500	1,694
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2039	1,750	1,962
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2040	1,250	1,382
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2042	1,700	1,841
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2043	550	592
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	4.000%	2/1/2044	960	918
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	4.000%	2/1/2045	500	473
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2027	140	144
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2028	180	188
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2029	170	181
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2030	270	291
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2031	280	306
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2033	950	1,057
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2035	2,260	2,508
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2037	1,000	1,088
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2038	2,030	2,191
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2039	1,755	1,880
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2041	695	729
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2044	1,800	1,836
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	1,475	1,200
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,460	1,403
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.910%	11/1/2036	2,868	2,916
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.550%	4/1/2041	3,640	3,805
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/2052	2,350	2,308
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/2053	11,085	11,684
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	3,825	4,163
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	3,280	3,627
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.750%	9/1/2050	1,325	1,326
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	5,150	5,092
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	2,270	2,285
Ohio Lease (Appropriation) Revenue	5.000%	10/1/2029	1,190	1,239
Ohio Lease (Appropriation) Revenue	5.000%	4/1/2035	1,000	1,179
Ohio Lease (Appropriation) Revenue	5.000%	10/1/2035	1,450	1,485
Ohio Lease (Appropriation) Revenue	5.000%	4/1/2036	1,500	1,775
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/2036	6,980	7,340
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/2037	5,000	5,243
Ohio Special Obligation Revenue	5.000%	10/1/2037	5,080	5,317
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/2038	1,015	1,102
Ohio Special Obligation Revenue, Prere.	5.000%	4/1/2027	3,020	3,120
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2032	4,000	4,185
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2033	13,980	14,325
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2035	10,000	10,398
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2036	4,450	3,152
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2036	17,060	17,694
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2037	3,540	2,394
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2037	7,385	7,640
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2040	16,390	9,419
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	12,230	5,856
Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	5.000%	2/15/2043	17,500	17,806
Ohio Water Development Authority Lease Revenue	5.000%	12/1/2037	9,390	10,055
Ohio Water Development Authority Lease Revenue	5.000%	12/1/2038	5,485	5,848
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2036	13,955	15,017
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2037	17,770	19,028
Ohio Water Development Authority Water Pollution Control Loan Fund Nuclear Revenue	4.750%	6/1/2033	5,000	5,252
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2026	10,525	10,791
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2027	10,010	10,385
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2027	14,480	15,199
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2028	4,480	4,757

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2028	24,680	25,614
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2028	8,360	8,978
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2033	20,000	23,346
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2037	2,425	2,812
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2040	1,500	1,643
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2041	1,500	1,632
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2042	1,625	1,754
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2042	7,900	8,671
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	7,000	7,618
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	6,875	7,434
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	6,330	6,891
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	8,975	9,771
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2045	2,165	2,332
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2039	1,000	1,099
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2040	1,500	1,654
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2040	1,000	1,094
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2041	1,470	1,606
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2041	1,000	1,083
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2042	2,590	2,801
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2042	1,500	1,605
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2043	2,720	2,915
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2043	1,550	1,644
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2044	2,360	2,511
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2044	1,375	1,447
	Princeton City School District GO	0.000%	12/1/2041	1,065	517
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	4,000	4,139
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.500%	12/1/2043	3,300	3,482
	Toledo City School District GO	5.000%	12/1/2034	800	937
	Toledo City School District GO	5.000%	12/1/2035	560	654
	Toledo City School District GO	5.000%	12/1/2036	1,575	1,824
	Toledo City School District GO	5.000%	12/1/2037	1,100	1,263
	Toledo City School District GO	5.000%	12/1/2038	1,900	2,163
	Toledo City School District GO	5.000%	12/1/2040	500	559
	Toledo City School District GO	5.000%	12/1/2041	1,400	1,548
	Toledo City School District GO	5.000%	12/1/2042	1,855	2,022
	Toledo City School District GO	5.000%	12/1/2043	1,100	1,188
	Toledo City School District GO	5.000%	12/1/2044	1,730	1,855
	Toledo City School District GO	5.000%	12/1/2045	1,260	1,345
	Toledo OH GO	4.000%	12/1/2035	1,200	1,237
[2]	University of Akron College & University Revenue	5.000%	1/1/2030	1,085	1,174
	University of Akron College & University Revenue	5.000%	1/1/2031	2,175	2,177
	University of Cincinnati College & University Revenue	5.000%	6/1/2031	685	747
	University of Cincinnati College & University Revenue	5.000%	6/1/2032	560	637
	University of Cincinnati College & University Revenue	5.000%	6/1/2033	1,000	1,152
	University of Cincinnati College & University Revenue	4.000%	6/1/2034	2,215	2,284
	University of Cincinnati College & University Revenue	4.000%	6/1/2035	1,250	1,282
	University of Cincinnati College & University Revenue	5.000%	6/1/2040	1,125	1,228
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	1,900	2,053
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	2,225	2,405
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	2,040	2,213
	University of Cincinnati College & University Revenue	5.000%	6/1/2042	11,780	12,621
	University of Cincinnati College & University Revenue	5.000%	6/1/2042	2,335	2,502
	University of Cincinnati College & University Revenue	5.000%	6/1/2042	2,655	2,855
	University of Cincinnati College & University Revenue	5.000%	6/1/2043	5,975	6,348
	University of Cincinnati College & University Revenue	5.000%	6/1/2043	2,450	2,603
	University of Cincinnati College & University Revenue	5.000%	6/1/2044	3,100	3,268
[4]	University of Toledo College & University Revenue TOB VRDO	4.050%	11/3/2025	22,090	22,090
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,215	1,232
	Worthington City School District GO	5.000%	12/1/2038	700	774

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Worthington City School District GO	5.000%	12/1/2039	1,000	1,099
					1,796,111
Oklahoma (0.4%)
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/2039	800	880
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/2040	1,160	1,259
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.000%	9/1/2044	3,930	3,778
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/2026	785	791
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/2028	1,750	1,782
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2040	4,195	4,571
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	6,000	6,515
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	4,500	4,934
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2042	4,000	4,318
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2042	4,000	4,351
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2036	675	754
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2037	1,320	1,462
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2038	1,000	1,102
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2039	575	628
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2040	365	395
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	5,325	5,282
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,130	1,121
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	2,100	2,068
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	1,185	1,167
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	3,540	3,465
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,310	1,269
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,380	1,326
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,450	1,387
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	225	205
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2039	800	902
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2041	1,000	1,103
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2036	1,305	1,346
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2037	3,085	3,152
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2038	2,005	2,041
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2039	2,500	2,532
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2040	1,500	1,513
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (Oklahoma Department of Transportation Project)	4.000%	7/1/2045	1,370	1,322
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/2038	17,165	17,304
	Oklahoma Capitol Improvement Authority Lease Revenue, Prere.	4.000%	7/1/2028	235	243
	Oklahoma City OK GO	5.000%	3/1/2028	3,080	3,254
	Oklahoma City OK GO	4.000%	3/1/2030	1,900	1,929
	Oklahoma City OK GO	4.000%	3/1/2039	5,800	5,963
	Oklahoma City OK GO	4.000%	3/1/2039	7,000	7,242
	Oklahoma City OK GO	4.000%	3/1/2040	7,420	7,588
[6]	Oklahoma City Water Utilities Trust Lease (Abatement) Revenue	5.000%	7/1/2039	1,750	1,981
[6]	Oklahoma City Water Utilities Trust Lease (Abatement) Revenue	5.000%	7/1/2041	1,500	1,665
[6]	Oklahoma City Water Utilities Trust Lease (Abatement) Revenue	5.000%	7/1/2042	3,255	3,583
[6]	Oklahoma City Water Utilities Trust Lease (Abatement) Revenue	5.000%	7/1/2043	1,675	1,828
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/2026	3,600	3,653
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/2026	1,850	1,877
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/2026	2,500	2,537
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (Midwest City-Del City Public Schools Project)	5.000%	10/1/2037	1,000	1,131
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2038	1,000	1,123
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2039	1,150	1,281
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2040	1,500	1,654
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2041	2,000	2,177
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2042	1,500	1,616
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2044	1,850	1,948
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2045	1,000	1,049

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	1,795	1,796
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,810	1,812
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	3,430	3,437
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	3,105	3,111
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2026	1,270	1,278
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2027	2,075	2,125
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2029	2,740	2,834
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2033	8,710	8,972
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/2037	3,000	3,162
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2038	18,475	18,745
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2031	5,000	5,594
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2032	6,000	6,816
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2033	6,485	7,445
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2034	1,000	1,155
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/2029	410	411
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/2033	1,500	1,505
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/2037	1,425	1,634
	Oklahoma State University College & University Revenue	4.000%	9/1/2032	470	497
	Oklahoma State University College & University Revenue	4.000%	9/1/2036	980	1,016
	Oklahoma State University College & University Revenue	4.000%	9/1/2039	935	953
	Oklahoma State University College & University Revenue	3.000%	9/1/2040	515	447
	Oklahoma State University College & University Revenue	3.000%	9/1/2041	500	426
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2032	1,000	1,130
	Oklahoma Turnpike Authority Highway Revenue	3.000%	1/1/2034	3,500	3,370
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2034	2,500	2,563
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2035	3,575	3,661
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2036	2,170	2,518
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2037	3,930	4,576
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2038	2,425	2,798
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2039	3,750	4,289
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2040	1,750	1,966
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2041	4,500	4,962
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2041	1,000	1,111
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2042	4,850	5,339
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2042	1,720	1,909
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2043	5,500	6,000
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2044	14,500	15,705
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2045	10,250	11,049
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.250%	10/1/2044	7,300	7,772
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2031	210	238
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2032	280	316
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2033	345	388
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2034	425	475
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2036	375	414
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2037	335	368
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2038	450	491
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2039	330	359
	Oklahoma Water Resources Board Water Revenue	2.125%	4/1/2036	1,745	1,476
	Oklahoma Water Resources Board Water Revenue	5.000%	10/1/2036	1,000	1,010
	Oklahoma Water Resources Board Water Revenue	4.000%	10/1/2043	7,000	7,021
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/2043	1,575	1,708
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/2044	1,665	1,790
	Tulsa County Independent School District No. 9 Union GO	4.000%	4/1/2027	2,350	2,388
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2025	1,000	1,000
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2026	350	352
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2030	5,000	5,206
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2031	6,000	6,284
	Tulsa Metropolitan Utility Authority Water Revenue	4.000%	4/1/2038	1,245	1,280
	Tulsa Metropolitan Utility Authority Water Revenue	4.000%	4/1/2039	1,690	1,725
	Tulsa Public Facilities Authority Sales Tax Revenue	3.000%	6/1/2028	1,000	999
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/2028	10,805	10,920
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/2029	11,370	11,486

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/2031	1,000	1,009
					355,939
Oregon (1.0%)
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2035	1,000	1,051
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2036	1,000	1,049
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2037	1,000	1,046
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2038	2,000	2,089
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2038	2,000	2,089
	Chemeketa Community College District GO	5.000%	6/15/2042	1,000	1,099
	Chemeketa Community College District GO	5.000%	6/15/2043	1,570	1,706
	Chemeketa Community College District GO	5.000%	6/15/2044	1,775	1,911
	Chemeketa Community College District GO	5.000%	6/15/2045	1,275	1,367
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/2026	1,000	1,013
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/2036	3,750	2,431
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/2037	1,375	860
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/2038	1,900	1,125
	Clackamas Community College District GO	5.000%	6/15/2033	1,260	1,465
	Clackamas Community College District GO	5.000%	6/15/2041	1,500	1,670
	Clackamas Community College District GO	5.000%	6/15/2042	1,500	1,653
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2033	11,905	12,298
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2037	17,120	17,573
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2038	13,040	7,406
	Clackamas County School District No. 12 North Clackamas GO, Prere.	0.000%	6/15/2027	1,560	913
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/2042	1,000	1,095
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/2043	1,165	1,258
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/2044	760	817
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/2045	1,825	1,952
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/2030	2,245	2,328
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/2034	550	575
	Columbia County School District No. 502 GO	5.000%	6/15/2045	1,115	1,156
	Deschutes & Jefferson Counties OR School District No. 2J Redmond GO	5.000%	6/15/2035	1,250	1,466
	Deschutes & Jefferson Counties OR School District No. 2J Redmond GO	5.000%	6/15/2036	5,000	5,795
	Deschutes & Jefferson Counties OR School District No. 2J Redmond GO	5.000%	6/15/2037	4,000	4,591
	Deschutes & Jefferson Counties OR School District No. 2J Redmond GO	5.000%	6/15/2042	1,250	1,366
	Forest Grove OR College & University Revenue	4.000%	5/1/2037	635	602
	Forest Grove OR College & University Revenue	4.000%	5/1/2039	875	814
	Forest Grove OR College & University Revenue (Pacific University Project)	5.000%	5/1/2030	550	550
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2031	1,000	1,075
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2032	1,000	1,088
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2033	1,215	1,335
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2035	1,000	1,102
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2036	1,000	1,090
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2037	1,000	1,077
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2038	1,000	1,069
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2039	1,000	1,060
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2040	500	524
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2027	1,230	1,275
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2029	600	646
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2030	2,040	2,236
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2031	2,230	2,433
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2032	1,350	1,469
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2033	800	867
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2034	1,250	1,348
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2036	1,500	1,600
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2037	1,725	1,830
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2038	2,200	2,324
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/2040	13,250	13,274
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/2045	1,875	1,755
	Morrow County School District No. 1 GO	5.000%	6/15/2033	500	577
	Morrow County School District No. 1 GO	5.000%	6/15/2034	1,700	1,978
	Morrow County School District No. 1 GO	5.000%	6/15/2035	1,175	1,371
	Morrow County School District No. 1 GO	5.000%	6/15/2036	1,000	1,170
	Morrow County School District No. 1 GO	5.000%	6/15/2037	1,500	1,739
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/2037	5,000	5,132
	Multnomah County OR School District No. 1J Portland GO	3.000%	6/15/2033	5,350	5,341
	Multnomah County OR School District No. 1J Portland GO	3.000%	6/15/2036	4,000	3,809
	Multnomah County OR School District No. 1J Portland GO	3.000%	6/15/2037	12,160	11,368
	Multnomah County OR School District No. 1J Portland GO	5.000%	6/15/2040	6,820	7,518
	Multnomah County School District No. 40 GO	0.000%	6/15/2031	2,000	1,675

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Multnomah County School District No. 40 GO	0.000%	6/15/2032	1,715	1,386
Multnomah County School District No. 40 GO	0.000%	6/15/2037	1,000	624
Multnomah County School District No. 40 GO	0.000%	6/15/2038	750	440
Multnomah-Clackamas Counties OR Centennial School District No. 28JT GO	5.000%	6/15/2045	2,000	2,074
Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2026	705	713
Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2034	2,675	2,750
Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2035	2,750	2,823
Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2037	4,365	4,463
Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2037	3,590	4,057
Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2039	3,350	3,823
Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2040	3,890	4,287
Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2040	2,870	3,235
Oregon (Article XI-Q State Projects) GO	5.000%	8/1/2041	800	895
Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2042	9,000	9,772
Oregon (Article XI-Q State Projects) GO	5.250%	5/1/2042	2,000	2,255
Oregon (Article XI-Q State Projects) GO	5.000%	8/1/2042	1,030	1,142
Oregon (Article XI-Q State Projects) GO	5.000%	11/1/2042	1,495	1,629
Oregon (Article XI-Q State Projects) GO	5.000%	8/1/2043	700	769
Oregon (Article XI-Q State Projects) GO	5.000%	11/1/2043	1,105	1,192
Oregon (Article XI-Q State Projects) GO	5.250%	5/1/2044	3,100	3,413
Oregon City School District No. 62 GO	0.000%	6/15/2027	250	239
Oregon City School District No. 62 GO	0.000%	6/15/2028	200	186
Oregon City School District No. 62 GO	0.000%	6/15/2030	500	438
Oregon City School District No. 62 GO	0.000%	6/15/2031	590	501
Oregon City School District No. 62 GO	0.000%	6/15/2032	625	514
Oregon City School District No. 62 GO	0.000%	6/15/2033	500	396
Oregon City School District No. 62 GO	0.000%	6/15/2034	500	380
Oregon City School District No. 62 GO	5.000%	6/15/2038	2,635	2,745
Oregon City School District No. 62 GO	5.000%	6/15/2042	1,750	1,924
Oregon City School District No. 62 GO	5.000%	6/15/2043	1,550	1,684
Oregon City School District No. 62 GO	5.000%	6/15/2044	2,100	2,261
Oregon City School District No. 62 GO	5.000%	6/15/2045	2,000	2,145
Oregon City School District No. 62 GO	5.000%	6/15/2046	5,000	5,339
Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2032	2,000	2,297
Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2033	2,500	2,911
Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2034	1,125	1,322
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2038	15,070	16,027
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2039	5,605	5,936
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2040	17,030	18,185
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2042	21,000	21,977
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2032	8,000	9,262
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2033	20,000	23,425
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2034	61,670	72,827
Oregon GO	4.000%	8/1/2033	1,700	1,731
Oregon GO	5.000%	5/15/2034	2,000	2,194
Oregon GO	5.000%	5/15/2035	1,250	1,364
Oregon GO	5.000%	5/15/2036	1,000	1,084
Oregon GO	5.000%	5/15/2038	1,750	1,881
Oregon GO	5.000%	5/15/2039	2,195	2,350
Oregon GO	5.000%	6/1/2039	2,500	2,854
Oregon GO	5.000%	8/1/2039	1,175	1,243
Oregon GO	5.000%	6/1/2040	2,550	2,813
Oregon GO	5.000%	6/1/2040	2,555	2,884
Oregon GO	5.000%	6/1/2041	2,015	2,251
Oregon GO	5.250%	6/1/2042	3,000	3,369
Oregon GO	5.250%	6/1/2042	1,000	1,128
Oregon GO	5.250%	6/1/2043	3,000	3,332
Oregon GO	5.500%	12/1/2053	5,400	5,775
Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,000	2,021
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/2051	1,630	1,623
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2055	3,955	4,447
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Fields Apartments Project)	3.930%	10/1/2036	3,825	3,898
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/2029	4,720	4,798
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	2.050%	7/1/2036	1,000	836
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.500%	7/1/2053	6,520	6,981
Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	12,025	12,127

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Oregon State Facilities Authority Charter School Aid Revenue	4.625%	6/15/2035	270	276
[4]	Oregon State Facilities Authority Charter School Aid Revenue	5.500%	6/15/2045	475	476
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2030	15,345	16,643
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2032	4,100	4,138
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2033	4,000	4,036
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2026	1,810	1,812
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2027	2,025	2,034
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2028	2,500	2,511
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2029	1,420	1,426
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2026	1,080	1,092
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2027	2,725	2,746
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2028	3,965	3,989
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2028	300	312
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2029	600	632
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2030	750	800
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2035	1,495	1,573
	Oregon State Lottery Revenue	5.000%	4/1/2031	3,530	3,639
	Oregon State Lottery Revenue	5.000%	4/1/2033	3,980	4,291
	Oregon State Lottery Revenue	5.000%	4/1/2034	2,135	2,298
	Oregon State Lottery Revenue	5.000%	4/1/2036	1,670	1,710
	Oregon State Lottery Revenue	5.000%	4/1/2036	2,000	2,140
	Oregon State Lottery Revenue	5.000%	4/1/2036	2,000	2,338
	Oregon State Lottery Revenue	5.000%	4/1/2037	1,000	1,157
	Oregon State Lottery Revenue	5.000%	4/1/2038	3,215	3,414
	Oregon State Lottery Revenue	5.000%	4/1/2038	2,750	3,155
	Oregon State Lottery Revenue	5.000%	4/1/2039	2,690	3,060
	Oregon State Lottery Revenue	5.000%	4/1/2040	4,550	5,104
	Oregon State Lottery Revenue	5.000%	4/1/2041	3,430	3,808
	Oregon State Lottery Revenue	5.250%	4/1/2042	4,000	4,509
	Oregon State Lottery Revenue	5.250%	4/1/2043	4,050	4,523
	Oregon State University College & University Revenue	5.000%	4/1/2045	6,000	6,493
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/2035	3,680	3,640
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/2038	1,745	1,595
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/2039	2,695	2,406
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2026	1,610	1,641
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2026	2,310	2,354
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2026	2,500	2,548
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	2,160	2,254
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	1,025	1,069
	Port of Morrow OR GO	4.000%	12/1/2038	1,455	1,389
	Portland OR (Portland Building Project) GO	5.000%	6/15/2035	6,160	6,496
	Portland OR (Portland Building Project) GO	5.000%	6/15/2036	5,950	6,253
	Portland OR (Portland Building Project) GO	5.000%	6/15/2037	6,005	6,290
	Portland OR (Portland Building Project) GO	5.000%	6/15/2038	6,880	7,186
	Portland OR (Portland Building Project) GO	5.000%	6/15/2039	5,045	5,258
	Portland OR (Portland Building Project) GO	5.000%	6/15/2040	2,000	2,076
	Portland OR Sewer System Sewer Revenue	5.000%	6/1/2030	1,980	2,193
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2040	1,240	1,390
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2041	1,375	1,525
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2042	1,650	1,812
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2043	1,375	1,495
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2044	2,140	2,307
	Portland OR Water System Water Revenue	2.000%	5/1/2042	2,715	1,927
	Portland OR Water System Water Revenue	2.000%	5/1/2043	4,910	3,372
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/2027	260	264
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/2028	310	319
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2029	260	262
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2030	195	197
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2031	400	405
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2032	345	349
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2040	1,000	935
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/2037	2,280	2,390
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2027	5,000	4,770

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Salem-Keizer School District No. 24J GO	5.000%	6/15/2036	15,475	16,253
Salem-Keizer School District No. 24J GO	5.000%	6/15/2037	12,500	13,094
Salem-Keizer School District No. 24J GO	5.000%	6/15/2038	10,000	10,448
Seaside School District No. 10 GO	5.000%	6/15/2034	3,475	3,585
Seaside School District No. 10 GO	5.000%	6/15/2035	2,000	2,060
Seaside School District No. 10 GO	5.000%	6/15/2036	2,500	2,570
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,360	1,446
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2039	1,665	1,726
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2031	5,460	5,656
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2032	4,115	4,255
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2035	4,000	4,120
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2037	4,205	4,316
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2039	4,475	4,722
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2042	6,000	6,621
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2043	5,000	5,465
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2045	6,330	6,840
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2028	1,065	1,131
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2035	10,560	10,876
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2036	12,120	12,462
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2037	2,443	1,545
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2037	5,500	3,540
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2038	5,500	3,295
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2038	7,100	4,313
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2039	7,500	4,295
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2040	7,750	4,151
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2041	6,500	3,259
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2042	5,000	2,346
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2043	3,600	1,579
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2044	5,000	2,052
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2045	5,000	1,947
				810,451
Pennsylvania (4.1%)
Abington School District GO	4.000%	10/1/2038	5,000	5,026
Abington School District GO	4.000%	10/1/2039	2,500	2,507
Adams County General Authority College & University Revenue	5.000%	8/15/2031	715	788
Adams County General Authority College & University Revenue	5.000%	8/15/2032	755	843
Adams County General Authority College & University Revenue	5.000%	8/15/2033	1,100	1,183
Adams County General Authority College & University Revenue	5.000%	8/15/2034	935	1,059
Adams County General Authority College & University Revenue	5.000%	8/15/2037	1,085	1,216
Adams County General Authority College & University Revenue	5.000%	8/15/2038	1,140	1,269
Adams County General Authority College & University Revenue	5.000%	8/15/2041	1,225	1,327
Adams County General Authority College & University Revenue	5.000%	8/15/2042	1,390	1,489
Adams County General Authority College & University Revenue	5.000%	8/15/2044	850	892
Adams County General Authority College & University Revenue	5.000%	8/15/2045	750	782
Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.600%	6/1/2029	630	625
Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.900%	6/1/2030	990	983
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2031	950	968
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2032	1,000	1,015
Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/2033	700	716
Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/2035	550	556
Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2040	2,000	1,971
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	8,605	8,668
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	15,000	15,401
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	8,040	8,416
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	9,385	9,805
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	7,000	7,308
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	6,110	6,520
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	11,000	11,469
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	10,000	10,410
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	8,475	8,802
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2034	5,250	5,557
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	6,000	6,216
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2035	6,790	6,922
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	5,550	5,732
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	7,000	6,998
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	2,095	2,119
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	14,500	14,352

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2039	2,360	2,365
	Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	3,030	3,193
	Allegheny County PA GO	5.000%	11/1/2043	2,250	2,316
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2030	350	390
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2031	540	612
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2034	830	870
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2034	750	856
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2035	400	417
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2035	750	850
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2036	625	702
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2037	600	619
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2037	860	959
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2038	750	770
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2038	1,000	1,108
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2039	705	775
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2040	1,240	1,242
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2040	1,000	1,092
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2041	16,380	16,570
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2043	1,245	1,329
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2044	3,195	3,106
[2]	Allentown City School District GO	5.000%	2/1/2029	3,150	3,313
[2]	Allentown City School District GO	5.000%	2/1/2030	4,275	4,553
[2]	Allentown City School District GO	5.000%	2/1/2033	5,000	5,291
[2]	Allentown City School District GO	5.000%	6/1/2033	1,545	1,560
[2]	Allentown City School District GO	5.000%	6/1/2034	2,000	2,018
[2]	Allentown City School District GO	4.000%	2/1/2035	2,500	2,558
[2]	Allentown City School District GO	5.000%	2/1/2037	2,550	2,665
[2]	Allentown City School District GO	5.000%	6/1/2037	1,500	1,510
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2029	1,450	1,527
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2030	1,450	1,548
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2031	2,830	3,054
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2032	3,345	3,641
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2033	2,550	2,766
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2034	1,915	2,068
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2035	2,700	2,896
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2036	1,000	1,066
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2042	10,010	10,323
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2027	2,390	2,427
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2028	1,715	1,760
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2028	4,810	4,905
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/2032	7,565	7,737
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2033	1,500	1,544
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/2042	7,705	7,854
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/2042	20,670	20,898
[2]	Baldwin Whitehall School District GO	3.000%	11/15/2031	3,545	3,549
[2]	Baldwin Whitehall School District GO	3.000%	11/15/2032	3,665	3,644
[2]	Baldwin Whitehall School District GO	3.000%	11/15/2033	3,765	3,703
	Bellefonte Area School District GO	5.000%	5/15/2042	1,365	1,456
	Bellefonte Area School District GO	5.000%	5/15/2043	2,215	2,345
	Bellefonte Area School District GO	5.000%	5/15/2044	2,000	2,108
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/2026	470	437
[1]	Bermudian Springs School District GO	5.000%	5/1/2031	1,955	2,022
	Bethel Park School District GO	4.000%	8/1/2035	1,760	1,819
	Bethel Park School District GO	4.000%	8/1/2036	1,500	1,547
[2]	Bethlehem Area School District GO	5.000%	10/1/2036	350	389
[2]	Bethlehem Area School District GO	5.000%	10/1/2037	500	553
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	4.000%	10/1/2035	6,035	6,040
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2036	1,055	1,124
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2038	1,160	1,220
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2042	1,410	1,436
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2043	1,480	1,499
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2044	1,555	1,567
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2025	445	445
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2026	475	478
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2027	585	593
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2028	785	800
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2029	825	846
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2031	1,825	1,883
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2032	1,915	1,972
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2029	300	315

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2031	1,300	1,396
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2032	2,055	2,203
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2033	1,800	1,923
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2034	1,500	1,596
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2035	1,250	1,322
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2036	1,350	1,420
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2041	1,275	1,300
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/2044	1,690	1,563
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2026	1,000	1,024
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2027	570	596
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2029	1,000	1,048
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/2031	1,825	1,827
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/2032	1,915	1,917
	Capital Region Water Revenue	5.000%	7/15/2027	1,075	1,113
	Capital Region Water Revenue	5.000%	7/15/2028	1,500	1,586
	Centennial School District Bucks County GO	5.000%	12/15/2032	1,235	1,344
	Centennial School District Bucks County GO	5.000%	12/15/2037	1,555	1,657
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,350	1,399
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	2,100	2,167
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2040	1,000	972
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/2029	1,465	1,426
[4]	Chester County IDA Charter School Aid Revenue	4.000%	10/1/2039	1,325	1,244
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2032	1,820	2,017
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2033	2,960	3,268
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2034	3,110	3,416
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2035	3,265	3,562
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2036	3,430	3,726
	Chester County IDA Recreational Revenue	4.000%	12/1/2038	1,500	1,520
	Chester County IDA Recreational Revenue	4.000%	12/1/2040	2,500	2,517
	Chester County IDA Recreational Revenue	4.000%	12/1/2041	2,740	2,745
[2]	Coatesville School District GO	0.000%	10/1/2034	1,530	1,079
[2]	Coatesville School District GO	0.000%	10/1/2036	4,000	2,549
[2]	Coatesville School District GO	4.250%	11/15/2039	10,195	10,374
[1]	Coatesville School District GO	5.250%	11/15/2040	2,450	2,685
[1]	Coatesville School District GO	5.250%	11/15/2041	2,600	2,822
[1]	Coatesville School District GO	5.250%	11/15/2042	1,700	1,825
[1]	Coatesville School District GO	5.250%	11/15/2043	1,000	1,062
	Colonial School District GO	5.000%	2/15/2036	1,000	1,027
	Colonial School District GO	5.000%	2/15/2037	1,015	1,041
	Colonial School District GO	5.000%	2/15/2038	1,560	1,598
	Colonial School District GO	5.000%	2/15/2039	1,350	1,380
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2027	950	982
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2027	1,000	1,033
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2028	1,000	1,055
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2029	1,000	1,077
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2026	8,500	8,610
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	3,500	3,615
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2028	12,235	12,887
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	1,875	1,961
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	6,600	6,886
[1]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	6,615	6,563
	Commonwealth of Pennsylvania GO	5.000%	1/1/2026	38,855	38,986
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	15,000	15,283
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	24,500	24,986
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	35,000	37,338
	Commonwealth of Pennsylvania GO	4.000%	1/1/2029	25,000	25,367
	Commonwealth of Pennsylvania GO	5.000%	9/1/2030	35,000	38,866
	Commonwealth of Pennsylvania GO	5.000%	9/1/2031	20,390	23,061
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	25,000	28,684
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2033	40,000	41,003
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2034	33,000	33,737
	Commonwealth of Pennsylvania GO	3.000%	5/15/2034	2,450	2,350
	Commonwealth of Pennsylvania GO	5.000%	10/1/2034	22,000	25,060
	Commonwealth of Pennsylvania GO	3.000%	5/15/2035	7,870	7,449
	Commonwealth of Pennsylvania GO	5.000%	10/1/2035	32,500	36,711
	Commonwealth of Pennsylvania GO	4.000%	3/1/2036	14,000	14,222
	Commonwealth of Pennsylvania GO	3.000%	5/15/2036	6,910	6,443
	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	8,000	8,098
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	17,440	17,673
	Commonwealth of Pennsylvania GO	2.000%	5/15/2037	1,725	1,410

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	2.000%	5/15/2038	10,000	7,947
	Commonwealth of Pennsylvania GO	2.000%	5/15/2039	11,500	8,872
	Commonwealth of Pennsylvania GO	2.000%	5/15/2040	28,450	21,141
	Commonwealth of Pennsylvania GO	2.000%	5/15/2041	26,600	19,111
	Commonwealth of Pennsylvania GO	4.000%	8/15/2041	14,000	14,182
	Commonwealth of Pennsylvania GO	4.000%	9/1/2041	13,500	13,648
	Commonwealth of Pennsylvania GO	4.000%	9/1/2042	14,695	14,695
	Commonwealth of Pennsylvania GO	4.000%	9/1/2043	17,950	17,709
	Conestoga Valley School District GO	4.000%	2/1/2032	325	332
	Conestoga Valley School District GO	3.000%	2/1/2035	2,115	2,037
	Conestoga Valley School District GO	4.000%	2/1/2039	5	5
	Conestoga Valley School District GO	4.000%	2/1/2040	750	756
	Council Rock School District GO	2.000%	8/15/2040	3,730	2,655
	Council Rock School District GO	2.000%	8/15/2041	2,645	1,827
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	1,705	1,839
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2037	2,050	2,036
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	2,000	1,796
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	7,155	6,679
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.000%	10/15/2030	2,800	2,447
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.000%	10/15/2034	1,800	1,452
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.125%	10/15/2041	3,000	2,114
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/2029	1,525	1,542
	Dauphin County PA GO	5.000%	11/15/2041	1,730	1,860
	Dauphin County PA GO	5.000%	11/15/2042	3,880	4,138
	Dauphin County PA GO	5.000%	11/15/2043	2,000	2,114
	Delaware County Authority College & University Revenue	5.000%	10/1/2030	2,400	2,435
	Delaware County Authority College & University Revenue	4.000%	12/1/2031	1,000	1,013
	Delaware County PA GO	5.000%	8/1/2037	345	386
	Delaware County PA GO	5.000%	8/1/2038	460	509
	Delaware County PA GO	5.000%	8/1/2042	1,475	1,585
	Delaware County PA GO	5.000%	8/1/2043	1,850	1,975
	Delaware County PA GO	5.000%	8/1/2044	1,390	1,471
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2030	2,035	2,114
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2037	3,500	3,609
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/2029	6,100	5,701
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2035	2,000	2,122
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2030	970	986
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2034	2,950	2,969
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2037	1,060	1,063
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2038	1,575	1,577
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2043	100	81
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2043	1,250	1,183
	East Lycoming School District GO	4.000%	9/15/2039	1,120	1,131
	East Lycoming School District GO	4.000%	9/15/2040	1,000	1,010
	Easton Area School District GO	4.000%	4/1/2030	2,300	2,301
	Easton Area School District GO	5.000%	2/1/2031	1,580	1,667
[2]	Fairview School District GO	3.000%	9/15/2034	650	630
[2]	Fairview School District GO	3.000%	9/15/2036	500	477
[2]	Fairview School District GO	3.000%	9/15/2037	500	469
[2]	Fairview School District GO	3.000%	9/15/2038	1,000	917
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2034	2,430	2,380
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2037	3,030	2,804
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2038	2,585	2,344
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2039	1,245	1,108
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	8,745	9,369
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	17,175	17,077
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2030	27,795	29,772
[1]	Harrisburg School District GO	5.000%	11/15/2026	4,560	4,665
[1]	Harrisburg School District GO	5.000%	11/15/2027	1,410	1,473
	Haverford Township School District GO	3.000%	3/1/2035	3,925	3,796
[1]	Hempfield Area School District GO	5.000%	3/15/2042	14,000	14,906
	Kennett Consolidated School District GO	5.000%	2/15/2041	275	300
	Kennett Consolidated School District GO	5.000%	2/15/2042	325	351
	Kennett Consolidated School District GO	5.000%	2/15/2043	1,245	1,329
	Kennett Consolidated School District GO	5.000%	2/15/2045	500	527
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2028	800	828
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2029	450	466

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2030	430	446
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	6,730	6,839
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,430	1,453
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,385	1,407
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	2,635	2,605
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	3,000	3,040
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	3,000	3,039
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	800	841
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	1,200	1,256
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,250	1,302
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	2,500	2,592
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2041	1,000	1,032
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2031	5,985	6,217
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2037	3,000	3,064
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2042	5,000	4,882
[2]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/2029	985	1,013
[2]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/2030	400	412
[2]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/2031	500	514
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2026	165	166
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2027	225	230
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2028	200	207
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2029	190	200
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2030	200	213
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2031	210	226
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2032	310	337
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2033	400	438
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2034	425	464
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	4.000%	12/1/2035	1,825	1,840
[2]	Lancaster PA GO	5.000%	11/1/2034	1,890	2,116
[2]	Lancaster School District GO	5.000%	6/1/2030	250	274
[2]	Lancaster School District GO	5.000%	6/1/2031	250	279
[2]	Lancaster School District GO	5.000%	6/1/2032	375	425
[2]	Lancaster School District GO	5.000%	6/1/2042	1,705	1,846
[2]	Lancaster School District GO	5.000%	6/1/2043	1,065	1,141
[2]	Lancaster School District GO	5.000%	6/1/2044	1,210	1,287
	Latrobe IDA College & University Revenue	5.000%	3/1/2030	160	167
	Latrobe IDA College & University Revenue	5.000%	3/1/2031	200	210
	Latrobe IDA College & University Revenue	4.000%	3/1/2035	415	400
	Latrobe IDA College & University Revenue	4.000%	3/1/2036	425	404
	Latrobe IDA College & University Revenue	4.000%	3/1/2037	245	230
	Latrobe IDA College & University Revenue	4.000%	3/1/2038	225	209
	Latrobe IDA College & University Revenue	4.000%	3/1/2041	250	217
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2041	3,655	3,700
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2042	5,485	5,492
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2043	10,485	10,321
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2044	7,000	6,786
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,065	2,172
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,910	3,062
[1]	Luzerne County IDA Lease Revenue	5.000%	12/15/2026	530	531
[1]	Luzerne County IDA Lease Revenue	5.000%	12/15/2027	5,490	5,503
[1]	Luzerne County PA GO	5.000%	12/15/2025	500	501
[1]	Luzerne County PA GO	5.000%	12/15/2025	400	401
[1]	Luzerne County PA GO	5.000%	12/15/2026	1,000	1,024
[1]	Luzerne County PA GO	5.000%	12/15/2026	500	512
[1]	Luzerne County PA GO	5.000%	12/15/2027	500	523
[1]	Luzerne County PA GO	5.000%	12/15/2027	500	523
	Lycoming County Authority College & University Revenue	5.000%	10/1/2026	675	687
	Manheim Central School District GO	4.000%	5/1/2036	825	840
[2]	Middletown Area School District GO	5.000%	3/1/2039	1,670	1,805
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	2,000	2,170
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	520	568
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,200	1,324
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	810	897
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	1,000	1,022
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	2,000	1,939
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	2,050	2,084
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	2,165	2,248

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	4,040	4,274
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	7,205	7,627
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	4,000	4,232
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	1,000	1,107
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2036	1,160	1,175
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2037	3,000	3,016
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2038	2,875	2,868
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2039	3,250	3,208
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2040	2,170	2,123
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2041	3,125	3,010
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2042	2,250	2,146
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2027	2,010	2,087
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2028	2,020	2,137
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2029	3,120	3,365
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2030	1,520	1,638
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2031	4,500	4,840
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2033	4,790	5,116
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2034	3,000	3,061
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2035	2,000	2,025
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2036	1,500	1,508
	Montgomery County PA GO	5.000%	10/1/2039	6,165	6,679
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	4.000%	11/1/2034	5,125	4,933
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/2027	1,385	1,414
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/2028	1,455	1,485
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2033	400	402
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	6,785	7,014
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	36,865	37,872
	Moon Area School District GO	5.000%	5/15/2043	1,000	1,052
	Moon Area School District GO	5.000%	5/15/2044	1,000	1,045
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/2030	5,855	5,714
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/2035	10,425	10,344
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2032	1,515	1,592
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2033	1,145	1,201
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2034	1,000	1,047
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2035	1,000	1,044
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2036	1,250	1,301
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2037	2,420	2,512
[6]	Norristown Area School District GO	5.000%	10/1/2039	875	962
[6]	Norristown Area School District GO	5.000%	10/1/2040	550	600
[6]	Norristown Area School District GO	5.000%	10/1/2044	1,200	1,264
[6]	Norristown Area School District GO	5.000%	10/1/2045	1,200	1,257
	North Allegheny School District GO	4.000%	5/1/2034	1,020	1,053
	North Allegheny School District GO	4.000%	5/1/2035	1,015	1,040
	North Allegheny School District GO	4.000%	5/1/2036	760	778
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2033	2,000	2,326
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	3,175	3,220
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	5,205	5,276
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	7,720	7,827
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	8,130	8,241
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2043	10,000	9,480
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,195	1,178
	Penn Delco School District GO	3.000%	6/1/2032	600	598
	Penn Delco School District GO	3.000%	6/1/2033	600	594
	Penn Delco School District GO	3.000%	6/1/2034	830	814
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2043	1,000	1,079

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2044	1,325	1,419
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,000	1,008
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	3,000	3,027
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	5,300	5,412
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	4,130	4,297
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	3,325	3,487
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	10,015	10,408
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	350	373
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2029	9,000	9,156
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2029	1,480	1,579
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	4,270	4,440
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2030	1,885	2,048
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2030	2,500	2,720
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	450	490
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	525	572
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	2,200	2,287
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,280	1,412
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2031	2,000	2,169
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	5,000	5,503
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	2,185	2,264
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2034	1,840	1,969
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	5,000	5,063
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2036	1,300	1,408
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	4,000	4,032
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2037	1,700	1,725
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2037	1,400	1,423
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2039	3,550	3,554
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2040	1,670	1,644
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2040	1,000	984
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2040	2,950	2,903
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	4,195	4,067
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2041	1,300	1,260
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2041	2,000	1,939
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2041	1,300	1,261
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2042	1,000	958
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	2,195	2,066
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2045	3,200	3,326
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2030	15,715	17,070
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2032	30,755	34,024
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2035	68,360	76,119
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2027	3,010	3,147
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.000%	1/1/2042	1,550	1,544
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.125%	1/1/2043	1,000	990
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.125%	1/1/2044	1,500	1,480
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.950%	12/1/2026	12,845	12,460
	Pennsylvania Economic Development Financing Authority Water Revenue (Pennsylvania-American Water Co. Project)	3.000%	4/1/2039	10,000	8,993
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2028	1,330	1,331
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2030	2,250	2,448
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2031	1,000	1,088
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2031	1,125	1,132
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2032	1,000	1,022
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/2032	7,110	7,144
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/2033	8,370	8,407
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2036	3,515	3,517
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2038	9,950	10,551
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2039	5,640	5,952
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/2046	4,000	4,037
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/2032	1,280	1,355
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/2033	1,505	1,598
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,510	1,570
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,280	1,326
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2034	6,500	6,581
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	5,000	5,051
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	1,245	1,271
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	1,225	1,239
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	1,400	1,543
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2040	4,415	4,910

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	1,585	1,591
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	8,000	8,816
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	3,575	3,422
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	3,000	3,241
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	8,000	8,577
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2028	500	529
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2029	100	107
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2029	1,750	1,864
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2029	500	537
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2030	1,750	1,900
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2030	1,500	1,642
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2031	2,200	2,395
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2031	2,110	2,296
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/2033	7,415	7,387
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2037	750	819
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2037	12,000	12,190
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2037	1,085	1,184
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2040	6,500	6,747
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/2041	13,500	10,491
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	10/1/2041	2,440	2,455
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/2041	9,035	9,549
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	9/1/2042	4,325	4,622
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2044	10,000	10,094
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2050	6,690	6,597
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2052	3,515	3,432
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/2052	7,970	8,062
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	5,115	5,281
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	27,765	29,337
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/2053	7,947	8,415
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	6,820	7,394
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	9,775	10,602
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	7,840	8,986
[4,5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.050%	11/3/2025	8,892	8,892
	Pennsylvania State University College & University Revenue	5.000%	9/1/2035	1,350	1,363
	Pennsylvania State University College & University Revenue	5.000%	9/1/2035	4,400	4,553
	Pennsylvania State University College & University Revenue	5.000%	9/1/2037	5,000	5,780
	Pennsylvania State University College & University Revenue	5.000%	9/1/2038	5,000	5,727
	Pennsylvania State University College & University Revenue	5.000%	9/1/2039	3,250	3,689
	Pennsylvania State University College & University Revenue	5.000%	9/1/2040	3,000	3,369
	Pennsylvania State University College & University Revenue	5.000%	9/1/2041	6,250	6,939
	Pennsylvania State University College & University Revenue	5.000%	9/1/2042	5,310	5,791
	Pennsylvania State University College & University Revenue	5.000%	9/1/2042	2,000	2,197
	Pennsylvania State University College & University Revenue	5.000%	9/1/2043	4,640	5,015
	Pennsylvania State University College & University Revenue	5.000%	9/1/2043	3,500	3,809
	Pennsylvania State University College & University Revenue	5.000%	9/1/2043	2,685	2,779
	Pennsylvania State University College & University Revenue	5.000%	9/1/2044	2,505	2,688
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	35,485	35,931
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2027	1,270	1,314
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2027	5,085	5,263
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2027	1,230	1,287
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	1,775	1,837
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	9,365	9,694
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2028	2,865	2,944
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2028	1,465	1,533
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2029	7,635	7,735
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2029	1,340	1,402
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2029	1,330	1,394
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2030	5,165	5,233
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	2,810	2,941
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	2,820	2,956
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	7,070	7,409
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	3,095	3,243
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2032	17,500	18,108
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2032	10,000	11,258
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	3,250	3,528
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	2,000	2,183
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	20,000	22,970
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2033	12,030	13,729
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	4,500	4,786
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	7,250	7,577

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	2,570	2,686
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2034	8,500	9,788
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2034	2,600	2,712
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2034	1,250	1,380
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2034	8,305	9,475
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2035	20,000	23,208
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	2,215	2,306
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	1,250	1,301
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	3,000	3,118
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	1,250	1,373
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	6,695	7,575
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	1,500	1,563
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	3,970	4,125
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	4,000	4,007
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	15,075	16,139
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	1,350	1,475
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	2,000	2,247
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	1,110	1,174
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	6,295	6,527
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	12,640	13,466
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	6,375	6,594
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	2,320	2,520
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	8,420	9,776
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	8,000	9,288
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	2,000	2,100
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	1,100	1,223
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2039	2,650	2,689
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2039	5,800	5,885
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2039	2,000	2,025
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	5,000	5,375
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	1,370	1,512
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	2,400	2,771
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	1,640	1,827
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	1,705	1,921
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	4,860	5,447
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	4,910	5,670
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	6,750	6,819
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	2,000	2,013
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,000	1,002
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,425	1,562
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	4,000	4,472
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	3,000	3,370
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	6,585	7,398
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,000	1,128
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	4,465	5,036
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	2,000	2,009
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	6,415	6,444
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,750	1,901
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	5,290	5,855
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	880	969
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,415	1,604
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,800	2,021
Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	1,000	839
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2042	2,540	2,496
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	3,740	4,099
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	11,000	12,056
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,770	1,928
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,220	1,365
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,500	1,670
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	2,200	2,155
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,500	1,547
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	2,950	3,204
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	10,050	10,916
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,550	1,674
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,885	2,066
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	2,000	2,190
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	1,000	1,037
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	2,945	3,176
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	3,655	3,961
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	2,750	2,980

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,670	1,805
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	2,000	2,162
	Pennsylvania Turnpike Commission Highway Revenue PUT	5.000%	12/1/2032	5,000	5,671
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2026	1,475	1,510
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2038	2,930	2,988
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2039	5,000	5,062
[4]	Pennsylvania Turnpike Commission Registration Fee Transit Revenue TOB VRDO	4.000%	11/3/2025	3,400	3,400
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/2029	1,500	1,525
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2030	2,000	2,072
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2031	3,500	3,625
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2031	1,125	1,260
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2031	1,360	1,523
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2032	6,820	7,058
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2032	2,355	2,677
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2032	2,000	2,273
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2033	1,825	2,098
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2033	2,500	2,875
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2034	2,875	2,968
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2034	2,000	2,190
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2035	1,595	1,644
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2035	4,625	5,317
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2036	770	792
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2037	1,400	1,437
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2039	3,675	3,934
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2039	1,360	1,517
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2040	3,860	4,127
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2042	2,000	2,165
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2043	2,140	2,357
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	15,155	15,264
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	6,885	7,030
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,670	3,743
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,345	1,372
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,775	3,849
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	5,000	5,095
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,495	2,540
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	7,000	7,101
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,670	2,951
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,000	1,096
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	2,000	2,011
[4]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/2034	1,885	1,897
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/2039	1,725	1,738
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	4.000%	6/15/2029	550	541
[4]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/2032	1,795	1,816
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.000%	6/15/2032	340	352
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.125%	6/15/2042	750	742
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/2039	750	722
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/2030	590	611
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/2040	620	630
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2028	420	429
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2029	220	225
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2030	145	148
	Philadelphia IDA College & University Revenue	5.000%	11/1/2028	2,455	2,580
	Philadelphia IDA College & University Revenue	5.000%	11/1/2029	2,730	2,911
	Philadelphia IDA College & University Revenue	5.000%	11/1/2030	4,275	4,566
	Philadelphia IDA College & University Revenue	5.000%	11/1/2031	2,650	2,817
	Philadelphia IDA College & University Revenue	5.000%	11/1/2032	2,850	3,020
	Philadelphia IDA College & University Revenue	5.000%	11/1/2033	5,250	5,546
	Philadelphia IDA College & University Revenue	4.000%	11/1/2035	2,750	2,764
	Philadelphia IDA College & University Revenue	4.000%	11/1/2036	1,875	1,881
	Philadelphia IDA College & University Revenue	4.000%	11/1/2039	8,160	7,983
	Philadelphia IDA College & University Revenue	4.000%	11/1/2040	8,715	8,436
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2028	325	337
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2029	340	356
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2030	500	529
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/2037	3,320	3,655
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/2042	2,235	2,243
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,010	1,046
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,900	1,966
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	3,830	3,957
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,850	2,869

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	6,220	6,246
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	3,000	3,046
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	5,230	5,304
	Philadelphia IDA Health, Hospital, Nursing Home Revenue VRDO	3.850%	11/3/2025	30,850	30,850
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	5/1/2032	1,250	1,317
	Philadelphia IDA Lease (Appropriation) Revenue (Cultural & Commercial Corridors Program)	5.000%	12/1/2031	630	631
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/2028	5,480	5,838
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2034	10,375	11,296
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	2,450	2,508
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	1,455	1,489
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2036	1,265	1,287
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2037	7,135	7,222
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2038	9,160	9,229
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2039	2,000	2,003
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2040	5,000	4,979
	Philadelphia PA GO	4.000%	5/1/2038	7,045	7,099
	Philadelphia PA GO	4.000%	5/1/2039	3,450	3,459
	Philadelphia PA GO	4.000%	5/1/2040	12,800	12,812
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2027	3,875	4,042
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2027	1,585	1,657
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2031	13,285	15,017
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2032	7,220	8,250
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2033	6,000	6,937
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2034	6,880	8,022
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2034	7,500	8,218
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2035	1,315	1,476
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2035	5,000	5,857
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2035	4,195	4,316
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2035	13,390	14,594
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2036	1,350	1,507
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2036	3,640	3,730
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2036	14,075	15,262
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2036	1,550	1,682
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2037	12,500	13,487
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2037	250	262
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2037	1,770	1,911
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2038	4,895	4,977
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2038	13,000	13,962
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2038	2,200	2,364
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2039	3,860	4,228
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2039	5,955	6,034
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2039	5,000	5,341
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2039	2,725	2,912
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2040	4,535	4,922
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2040	8,465	8,561
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2040	5,000	5,311
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2040	6,000	6,380
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2041	2,285	2,529
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2042	3,150	3,451
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2043	2,910	3,155
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2044	3,250	3,494
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	6,100	6,336
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2041	2,260	2,444
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	2,665	2,861
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2043	1,810	1,930
[1]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/2030	6,615	7,173
	Pittsburgh PA GO	5.000%	9/1/2041	375	405
	Pittsburgh PA GO	5.000%	9/1/2043	525	558
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2031	1,000	1,083
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2032	550	593
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2035	1,755	1,874
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2036	2,000	2,129
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2037	2,275	2,412
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2038	2,250	2,379
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2039	2,000	2,107
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2044	2,960	3,062
[1,4]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	4.020%	11/3/2025	22,515	22,515
[1]	Reading School District GO	5.000%	3/1/2026	1,235	1,244
[1]	Reading School District GO	5.000%	3/1/2036	1,250	1,278
[2]	Ridley School District GO	3.000%	11/15/2038	3,820	3,581

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	River Valley PA School District GO	4.000%	3/15/2029	1,470	1,522
[1]	River Valley PA School District GO	4.000%	3/15/2030	1,610	1,684
[1]	River Valley PA School District GO	4.000%	3/15/2032	1,740	1,817
[1]	River Valley PA School District GO	4.000%	3/15/2034	1,880	1,952
[1]	River Valley PA School District GO	4.000%	3/15/2035	1,955	2,017
	Rose Tree Media School District GO	5.000%	4/1/2026	2,990	3,016
	Rose Tree Media School District GO	5.000%	4/1/2029	700	706
	School District of Philadelphia GO	5.000%	9/1/2026	2,295	2,299
	School District of Philadelphia GO	5.000%	9/1/2029	2,010	2,169
	School District of Philadelphia GO	5.000%	9/1/2030	3,225	3,477
	School District of Philadelphia GO	5.000%	9/1/2031	4,100	4,417
	School District of Philadelphia GO	5.000%	9/1/2032	2,100	2,104
	School District of Philadelphia GO	5.000%	9/1/2032	5,485	5,898
	School District of Philadelphia GO	5.000%	9/1/2033	1,500	1,603
	School District of Philadelphia GO	5.000%	9/1/2033	1,000	1,103
	School District of Philadelphia GO	4.000%	9/1/2036	2,960	3,017
	School District of Philadelphia GO	5.000%	9/1/2036	1,000	1,045
	School District of Philadelphia GO	5.250%	9/1/2036	1,000	1,135
	School District of Philadelphia GO	5.000%	9/1/2037	1,000	1,043
	School District of Philadelphia GO	5.250%	9/1/2037	2,000	2,259
	School District of Philadelphia GO	5.250%	9/1/2038	1,400	1,571
	School District of Philadelphia GO	4.000%	9/1/2039	4,520	4,546
	School District of Philadelphia GO	5.250%	9/1/2039	5,000	5,566
	School District of Philadelphia GO	5.250%	9/1/2039	2,170	2,416
	School District of Philadelphia GO	5.250%	9/1/2040	11,665	12,906
	School District of Philadelphia GO	5.250%	9/1/2040	2,285	2,528
	School District of Philadelphia GO	5.000%	9/1/2044	2,000	2,043
	Scranton PA School District GO	5.000%	12/1/2030	1,640	1,795
	Scranton PA School District GO	5.000%	12/1/2031	1,730	1,918
	Scranton PA School District GO	4.000%	12/1/2041	1,750	1,748
	Scranton PA School District GO	4.125%	12/1/2043	1,450	1,445
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2028	400	421
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2030	1,145	1,155
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2031	1,055	1,064
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2033	650	727
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2034	680	761
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2035	735	820
[18]	Shaler Area PA School District GO	0.000%	9/1/2031	5,000	4,062
[18]	Shaler Area PA School District GO	0.000%	9/1/2032	6,195	4,839
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2026	880	882
	Southcentral Pennsylvania General Authority College & University Revenue (Aicup Financing Program - York College Program)	5.000%	5/1/2045	1,610	1,648
[6]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	20,335	22,821
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,750	1,825
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2026	3,445	3,451
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2034	790	867
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/2039	1,000	1,009
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/2040	1,000	1,004
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2026	31,500	31,911
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2027	15,000	15,557
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	8,440	8,587
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2033	8,400	8,535
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2036	5,895	5,959
[1]	State Public School Building Authority Lease Revenue	5.000%	6/1/2027	600	613
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2035	3,195	3,371
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2036	3,360	3,534
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2037	2,530	2,653
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2038	2,460	2,571
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2040	1,930	2,124
	Swarthmore Borough Authority College & University Revenue PUT	5.000%	9/13/2035	9,000	10,458
	Tredyffrin Easttown School District GO	5.000%	2/15/2041	1,000	1,077
[1]	Trinity Area School District GO	4.000%	11/1/2038	380	383
[1]	Trinity Area School District GO	4.000%	11/1/2039	1,750	1,759
	Twin Valley School District GO	3.000%	4/1/2031	1,200	1,202
	Twin Valley School District GO	3.000%	4/1/2032	1,100	1,096
	Twin Valley School District GO	3.000%	4/1/2033	1,250	1,235

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2028	855	840
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2038	5,945	5,966
[2]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/2034	5,000	5,068
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2044	2,500	2,644
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2026	650	647
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2027	675	667
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2028	700	688
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2029	1,460	1,429
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2030	1,520	1,476
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2031	1,580	1,522
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2041	6,110	5,126
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2026	345	345
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2027	330	337
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2028	400	414
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2029	700	731
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2030	550	580
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2037	1,400	1,355
[2]	William Penn School District GO	3.000%	11/15/2039	1,000	917
	Wilson School District GO	5.000%	5/15/2037	800	896
	Wilson School District GO	5.000%	5/15/2040	1,000	1,093
	Wilson School District GO	5.000%	5/15/2041	1,150	1,246
[2]	Woodland Hills School District GO	4.000%	9/1/2037	1,010	1,019
[2]	Woodland Hills School District GO	4.000%	9/1/2038	1,395	1,404
[2]	Woodland Hills School District GO	4.000%	9/1/2039	1,455	1,462
	York County PA IDA Industrial Revenue (Philadelphia Electric Co. Project) PUT	4.100%	4/3/2028	4,405	4,526
					3,397,859
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	80,579	82,843
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	98,044	104,704
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	80,718	89,502
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	85,169	61,437
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	108,211	106,976
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	45,019	44,222
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	26,113	24,988
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	41,469	38,058
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	8,600	8,808
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	5,150	5,322
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	2,295	2,372
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	27,115	28,239
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	19,135	19,989
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	26,120	27,400
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	21,000	21,724
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	14,295	14,778
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	1,250	1,292
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	14,525	15,091
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	12,940	11,804
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	21,350	19,407
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/2027	4,735	4,946
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/2026	1,420	1,428
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,115	1,157
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	225	237
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,150	1,226
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	995	1,072
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,545	2,719
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	485	515
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	145	153
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	235	229
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	325	314
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	225	214

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	45	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	230	212
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	45	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Special Assessment Revenue (Hospital De Louisiana Concepcion Project), Prere.	3.550%	11/15/2026	3,290	3,305
[1]	Puerto Rico Public Finance Corp. Miscellaneous Revenue, ETM	6.000%	8/1/2026	1,000	1,022
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	19,753	18,684
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	46,418	41,035
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	29,964	24,504
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	45,997	34,828
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	269,635	261,410
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	2,169	2,103
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	8,165	7,916
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/2040	1,000	992
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	30,781	10,713
					1,149,973
Rhode Island (0.2%)
[1]	Pawtucket RI GO	5.000%	11/1/2037	700	788
[1]	Pawtucket RI GO	5.000%	11/1/2038	475	532
[1]	Pawtucket RI GO	5.000%	11/1/2039	635	704
[1]	Pawtucket RI GO	5.000%	11/1/2040	500	549
[1]	Pawtucket RI GO	5.000%	11/1/2041	550	600
[1]	Pawtucket RI GO	5.000%	11/1/2042	750	809
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/2036	5,000	5,251
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/2037	3,000	3,139
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2031	700	777
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2032	1,250	1,406
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2034	1,325	1,515
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2035	1,900	2,170
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2036	2,570	2,907
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2037	1,250	1,401
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2038	1,500	1,667
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2039	1,500	1,652
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2041	1,000	1,098
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2042	1,275	1,386
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2043	1,000	1,076
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/2039	6,760	7,464
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/2028	515	520
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/2032	650	656
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/2035	1,575	1,585
	Rhode Island GO	3.000%	5/1/2032	8,170	8,190
	Rhode Island GO	3.000%	5/1/2033	8,420	8,425
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/15/2027	2,000	2,036
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	8/15/2033	450	477
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2033	440	489
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2034	100	110
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2034	465	513
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2035	500	549
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2037	675	685
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2038	400	432
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2039	770	827
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2040	805	804
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	2,000	2,016
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	5,000	5,021
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	3,000	3,013
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	10,000	11,149
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	5/15/2036	1,000	962
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	1,950	2,147
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	1,900	2,046
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2040	1,000	1,062
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2042	1,215	1,261
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2044	1,100	1,125
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2032	500	565
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2033	500	572
[2]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2035	3,000	3,122
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2035	730	838
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2036	800	911

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2037	3,480	3,564
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,205	1,363
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2038	1,300	1,459
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	3.000%	5/15/2039	1,090	986
[2]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2039	5,000	5,071
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2039	800	889
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2040	1,400	1,541
[2]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2041	2,500	2,498
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2041	1,500	1,636
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2042	3,195	3,157
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2042	1,535	1,663
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2043	3,340	3,267
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2043	1,100	1,182
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2044	2,985	2,885
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2044	1,130	1,208
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2033	2,125	2,241
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2034	3,355	3,518
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2035	2,685	2,785
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2036	2,870	2,948
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2039	8,430	8,474
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2040	1,230	1,227
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2041	3,000	2,977
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2032	250	275
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2033	300	332
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2034	700	778
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2035	500	556
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2036	500	549
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2037	375	410
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2038	350	379
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2039	350	376
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2040	350	372
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2045	1,500	1,541
	Rhode Island Health & Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/2039	1,375	1,382
	Rhode Island Health & Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/2040	1,435	1,438
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	5.000%	4/1/2044	750	777
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/2048	1,250	1,255
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/2049	1,720	1,720
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2050	8,950	8,812
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2051	4,500	4,415
					180,905
South Carolina (1.2%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2034	1,000	1,070
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2035	750	799
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2036	1,140	1,210
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2037	905	957
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2038	800	843
	Charleston County Airport District Port, Airport & Marina Revenue, Prere.	5.000%	7/1/2029	620	673
	Charleston County SC GO	5.000%	11/1/2025	2,660	2,660
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	4.500%	9/1/2035	2,140	2,173
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2035	1,835	1,934
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	5.000%	12/1/2041	3,900	4,047
	Charleston SC Waterworks & Sewer System Water Revenue	5.000%	1/1/2039	2,510	2,774
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2030	1,000	1,014
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2031	1,060	1,073
	Dorchester County SC Special Assessment Revenue	4.500%	10/1/2033	415	418
	Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/2032	450	517
	Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/2033	460	533
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2042	250	250
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2043	250	246
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2044	300	292

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florence County SC Intergovernmental Agreement Revenue	5.000%	6/1/2028	5,000	5,296
	Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/2033	4,120	4,084
	Fort Mill School District No. 4 GO	3.125%	3/1/2033	5,155	5,144
[4]	Goose Creek SC Special Assessment Revenue	5.250%	10/1/2045	1,000	1,003
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2034	650	677
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2035	650	674
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2036	600	617
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2037	600	614
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2039	750	759
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/2040	1,000	869
	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/2043	2,400	2,560
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	850	942
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	3,190	3,530
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	1,140	1,256
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	920	957
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	5,010	5,057
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	940	969
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	4,030	4,056
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	155	159
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2041	6,830	6,738
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2042	6,425	6,242
	Horry County SC School District GO	5.000%	3/1/2028	10,120	10,688
	Horry County SC School District GO	5.000%	3/1/2030	11,230	12,393
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/2025	1,105	1,106
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2031	800	885
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2032	1,000	1,102
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2033	1,100	1,209
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2034	1,125	1,232
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2035	650	709
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2036	875	950
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2037	1,175	1,268
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2039	1,100	1,176
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2041	1,100	1,162
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2042	1,685	1,770
	Lancaster County SC School District GO	4.000%	3/1/2030	4,860	4,931
	Lancaster County SC School District GO	4.000%	3/1/2031	7,190	7,293
	Lancaster County SC School District GO	4.000%	3/1/2032	6,135	6,221
	Lancaster County SC School District GO	4.000%	3/1/2033	5,800	5,877
	Lancaster County SC School District GO	4.000%	3/1/2034	6,040	6,114
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,090	1,112
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,425	1,483
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	5,145	5,357
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	1,640	1,708
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2031	1,525	1,545
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2032	2,250	2,277
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	3,000	3,027
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2036	5,065	5,107
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	11,305	11,392
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2033	1,465	1,609
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2034	1,785	1,951
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2035	2,040	2,215
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2036	2,320	2,505
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2037	2,620	2,813
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2038	2,790	2,982
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2039	2,285	2,426
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2040	3,450	3,645
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2041	1,810	1,905
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	79,240	86,183
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/2031	34,290	37,407
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2030	500	542
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2031	250	274
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2032	500	548
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2033	810	885
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2034	1,000	1,088
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2035	725	742
	Patriots Energy Group Natural Gas Revenue	2.000%	6/1/2037	500	380
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2038	600	605
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2039	575	577
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2040	600	593

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,13]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/2031	5,560	4,744
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2032	4,120	4,216
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2033	4,695	4,828
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2033	33,795	34,749
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2034	14,000	14,324
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2034	5,000	5,111
	Richland County SC School District No. 2 GO	3.000%	3/1/2033	1,000	992
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/2043	1,570	1,487
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2027	2,500	2,506
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2031	1,485	1,676
	SCAGO Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2036	975	1,084
	SCAGO Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2037	1,035	1,143
	SCAGO Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2038	1,115	1,224
	SCAGO Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2039	1,125	1,227
	SCAGO Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2040	1,000	1,081
	South Carolina GO	5.000%	4/1/2040	3,030	3,300
	South Carolina GO	5.000%	4/1/2041	4,335	4,686
	South Carolina GO	5.000%	4/1/2042	5,160	5,537
[4]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	5.500%	6/1/2035	910	934
[4]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	6.500%	6/1/2045	2,455	2,480
[4]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/2036	6,250	5,432
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2033	705	749
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2033	620	659
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2034	735	781
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2034	650	691
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2035	775	820
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2035	680	719
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2036	810	848
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2037	855	888
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2037	740	768
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2038	895	926
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2038	775	802
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2039	945	973
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2039	810	834
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2040	1,000	1,018
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2040	845	861
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2041	730	736
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	11,180	11,532
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	7,000	7,346
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	700	735
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2028	4,000	4,003
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	960	1,007
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	870	912
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	1,100	1,154
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	21,440	23,959
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	320	341
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	1,325	1,388
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	435	464
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	2,000	2,089
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	400	427
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2035	7,105	7,412
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	7,500	8,331
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	430	455
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2037	18,500	19,212
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	6,000	6,594
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2039	1,000	1,070
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2040	9,835	10,930
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	9,000	9,901
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	5,000	4,856
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	1,745	1,927
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	8,085	8,703
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	2,215	2,418
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	6,515	6,967
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	2,100	2,274

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2045	13,890	15,044
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/2028	2,715	2,727
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/2029	2,185	2,195
[6]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.000%	12/1/2030	1,665	1,665
[6]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.250%	12/1/2031	2,350	2,350
[6]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	5.000%	12/1/2040	2,200	2,179
[6]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	5.500%	12/1/2045	850	845
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	12,700	13,880
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	5,975	6,694
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2035	5,100	5,219
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2032	3,675	4,023
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2033	1,025	1,056
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2033	19,605	20,350
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2034	2,100	2,153
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2034	14,045	14,503
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2034	4,000	4,540
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2035	500	509
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2035	12,080	13,298
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2035	5,500	6,197
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2036	5,785	6,327
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2037	5,750	5,805
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2037	16,000	16,192
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2038	23,915	24,054
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2039	8,020	8,007
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2039	6,000	6,589
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	12,385	12,218
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	14,435	14,240
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2040	2,130	2,321
	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/2041	9,900	7,930
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2041	3,510	3,430
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2041	3,000	3,237
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2041	5,000	5,395
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	2,590	2,488
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2042	3,200	3,414
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	15,000	15,356
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	3,625	3,833
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	6,315	6,678
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2044	3,000	3,150
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2046	2,630	2,740
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	3,850	3,898
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	1,340	1,356
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	400	405
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2035	3,265	3,327
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2034	2,375	2,723
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2035	2,250	2,569
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2036	2,500	2,829
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2037	2,750	3,085
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2038	3,375	3,755
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2039	3,580	3,948
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2040	2,000	2,188
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2041	2,250	2,436
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2042	2,250	2,407
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2043	2,500	2,650
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2044	2,825	2,973
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2044	4,750	4,998
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2045	2,500	2,620
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2046	3,500	3,653
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2046	7,940	8,286
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2040	1,735	1,541
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	2.250%	7/1/2046	375	263
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/2050	690	690
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2052	630	620
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/2052	2,840	2,816
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2052	11,085	11,524

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2056	9,630	10,893
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	3,056	3,117
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2032	20,000	21,232
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	2,300	2,414
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2032	500	545
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2033	500	543
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2035	535	577
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2036	500	511
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2037	2,000	1,994
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2038	1,050	1,060
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2040	1,500	1,496
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2043	3,765	3,590
[2]	Sumter Two School Facilities Inc. Intergovernmental Agreement Revenue (Sumter School District Project)	5.000%	12/1/2025	1,440	1,442
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/2041	1,245	1,324
					990,025
South Dakota (0.1%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	1,265	1,265
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	4,235	4,374
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,735	1,791
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	4,905	5,053
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	3,000	3,084
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,815	1,873
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	3,640	3,733
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2034	11,985	12,046
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,855	2,935
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2035	1,685	1,689
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2036	1,400	1,402
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	2,540	2,548
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	1,250	1,408
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,085	1,213
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	1,360	1,508
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	2,100	2,019
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	9,785	10,492
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	22,940	25,232
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/2034	22,785	22,835
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2051	1,880	1,855
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2052	5,560	5,470
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/2054	2,490	2,638
	Tea Area School District No. 41-5 GO	5.000%	8/1/2045	1,000	1,045
	Yankton SD School District No. 63-3 GO	5.000%	8/1/2042	1,500	1,614
					119,122
Tennessee (1.6%)
	Blount County Tennessee Public Building Authority Intergovernmental Agreement Revenue VRDO	3.950%	11/3/2025	33,000	33,000
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	3,045	3,246
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	2,205	2,345
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,000	1,059
[1]	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	11,790	13,521
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,585	1,769
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	740	777
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	1,005	1,048
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	760	791
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2043	7,650	8,269
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2044	3,800	4,077
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/2042	13,220	14,055
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/2043	13,900	14,687
	Clarksville TN Electric System Electric Power & Light Revenue	5.000%	9/1/2041	1,750	1,942
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2039	1,610	1,791
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2040	2,200	2,429
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2041	2,600	2,838
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2042	2,915	3,147
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2043	3,715	3,961
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2044	3,000	3,169
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,315	2,342
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,850	1,945

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,540	1,608
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,360	1,419
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	1,050	1,025
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	670	692
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	950	993
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/2031	5,700	5,705
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	2,600	2,714
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/2032	8,520	8,528
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/2033	8,970	8,978
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	2,035	2,114
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/2034	7,505	7,511
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	950	985
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	2,335	2,416
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/2028	30	32
	Kingsport TN GO	4.000%	3/1/2044	1,245	1,212
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,015	1,057
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	4,290	4,365
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	200	202
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	6,465	6,700
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2035	5,360	5,462
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	4,000	4,072
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2037	6,435	6,540
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	3,000	2,818
	Knox County TN GO	3.000%	6/1/2036	3,530	3,350
	Knox County TN GO	3.000%	6/1/2039	3,675	3,317
[4]	Knoxville Industrial Development Board Local or Guaranteed Housing Revenue (Maplehurst Park Apartments Project)	4.250%	11/1/2030	9,515	9,455
	Knoxville TN Electric System Electric Power & Light Revenue	5.000%	7/1/2044	2,235	2,380
	Knoxville TN GO	3.000%	5/1/2037	3,175	3,001
	Knoxville TN GO	3.000%	5/1/2040	3,470	3,068
	Lebanon Special School District GO	5.000%	4/1/2044	1,110	1,141
	Maury County TN GO	5.000%	4/1/2029	1,275	1,286
	Memphis TN GO	5.000%	4/1/2040	7,120	7,815
	Memphis TN GO	4.000%	5/1/2040	5,280	5,307
	Memphis TN GO	5.000%	4/1/2041	6,000	6,530
	Memphis TN GO	5.000%	4/1/2041	5,815	6,329
	Memphis TN GO	5.000%	4/1/2042	7,120	7,685
	Memphis TN GO	5.000%	4/1/2042	7,260	7,836
	Memphis TN GO	5.000%	4/1/2043	7,115	7,621
	Memphis TN GO	5.000%	4/1/2043	6,600	7,070
	Memphis TN GO	5.000%	4/1/2044	6,600	7,028
	Memphis TN GO	5.000%	4/1/2045	4,620	4,903
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2031	600	681
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2032	855	982
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2041	2,000	2,206
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2041	1,000	1,109
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2042	2,250	2,457
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2042	1,400	1,537
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2043	3,705	4,010
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2043	2,000	2,174
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2044	2,000	2,149
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2045	1,750	1,878
	Memphis TN Memphis Light Gas & Water Division Gas Natural Gas Revenue	4.000%	12/1/2033	1,030	1,044
	Memphis TN Memphis Light Gas & Water Division Water Revenue	4.000%	12/1/2033	1,000	1,021
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/2034	2,060	2,069
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2035	1,000	1,089
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/2036	930	934
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2036	1,420	1,539
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2039	2,560	2,733
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2040	2,120	2,251
[1]	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	6/1/2044	3,305	3,528
[1]	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	6/1/2045	3,335	3,547
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2031	1,675	1,837
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2032	1,765	1,929
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	1,850	2,017
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,445	1,570
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2036	1,000	1,019
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2039	1,000	1,006
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2029	1,000	1,067

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2029	205	210
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2036	500	554
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2037	500	550
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2038	400	438
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2043	2,000	2,099
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2029	455	455
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2030	730	730
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2041	8,790	7,880
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	5,770	6,178
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	10,000	11,308
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	6,000	6,822
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/2028	7,575	7,968
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2028	700	742
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2029	1,305	1,407
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2029	665	717
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2029	1,000	1,080
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2030	1,735	1,907
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2030	1,000	1,100
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2033	755	863
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2034	530	611
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2035	530	606
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2036	575	653
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2037	1,165	1,313
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2039	465	514
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2040	500	546
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2041	600	648
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2042	900	962
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2043	1,000	1,057
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2044	1,065	1,118
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,645	1,793
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	350	394
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	1,500	1,628
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	600	671
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	1,700	1,836
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	4,170	4,481
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	2,200	2,353
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	300	329
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	2,485	2,642
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	600	654
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	1,100	1,179
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,355	1,442
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2026	1,090	1,103
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2026	2,500	2,531
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2027	1,000	1,036
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2028	1,000	1,060
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2028	3,000	3,180
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2029	1,000	1,034
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2030	1,210	1,251
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2030	1,250	1,292
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2031	1,040	1,074
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2031	750	775
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2032	645	666
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2033	1,000	1,032
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2034	1,200	1,236

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2036	1,250	1,284
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2037	1,055	1,082
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2037	1,000	1,145
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2040	1,650	1,839
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2042	2,250	2,460
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2043	3,000	3,253
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2044	1,250	1,345
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2032	8,830	8,955
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2035	14,305	15,084
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2042	7,580	7,583
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2043	8,750	8,627
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2044	2,780	2,706
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	3.000%	7/1/2040	1,095	950
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2032	3,490	2,699
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2033	1,450	1,073
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2034	2,600	1,834
[10]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/2026	0.000%	4/1/2029	1,400	1,383
[10]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/2026	0.000%	4/1/2030	2,250	2,227
[10]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/2026	0.000%	4/1/2031	1,000	988
	Sevierville TN GO	5.000%	6/1/2036	3,660	3,952
[4]	Shelby County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.000%	6/1/2044	1,250	1,219
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	3,840	4,237
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	10,435	11,598
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	11,315	12,644
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/2034	38,090	42,803
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	22,475	25,161
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2029	12,460	13,184
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2030	2,460	2,649
	Shelby County TN GO	5.000%	3/1/2026	1,165	1,167
	Shelby County TN GO	4.000%	4/1/2033	6,055	6,291
	Shelby County TN GO	4.000%	4/1/2035	7,200	7,419
	Spring Hill TN GO	5.000%	6/1/2035	2,890	3,203
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	62,225	63,538
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	118,165	126,077
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	49,365	53,530
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	1,235	1,251
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	22,600	22,971
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2034	7,045	7,708
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2035	128,700	140,074
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	123,905	128,397
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/2031	21,530	23,224
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.350%	7/1/2037	1,495	1,410
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	3,970	3,974
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/2054	15,890	16,709
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	3,600	3,825
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/2032	3,860	4,198
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/2037	3,570	3,816
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/2039	5,480	5,808
	West Knox Utility District Water Revenue	3.000%	6/1/2037	3,165	2,921
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2027	4,040	4,114
	Williamson County TN GO	3.000%	4/1/2036	4,945	4,794
	Williamson County TN GO	3.000%	4/1/2037	5,090	4,831
	Williamson County TN GO	3.000%	4/1/2037	3,375	3,203
	Williamson County TN GO	3.000%	4/1/2038	5,245	4,890
	Williamson County TN GO	3.000%	4/1/2038	3,475	3,240
	Williamson County TN GO	3.000%	4/1/2039	5,400	4,939
					1,283,055
Texas (13.0%)
	Abilene TX GO	4.000%	2/15/2043	1,370	1,345
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.390%	7/1/2028	3,360	3,393
	Alamo Community College District GO	5.000%	2/15/2028	4,000	4,213
	Alamo Community College District GO	5.000%	2/15/2030	3,890	4,257
	Alamo Community College District GO	5.000%	8/15/2034	9,000	10,415
	Alamo Community College District GO	5.000%	8/15/2035	10,000	11,452

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alamo Community College District GO	5.000%	8/15/2036	10,000	11,354
	Alamo Community College District GO	5.000%	8/15/2037	3,000	3,085
	Alamo Community College District GO	5.000%	8/15/2037	12,685	14,284
	Alamo Community College District GO	5.000%	8/15/2038	8,000	8,939
	Alamo Community College District GO	5.000%	8/15/2039	5,000	5,541
	Alamo Community College District GO	5.000%	8/15/2041	1,000	1,089
	Alamo Community College District GO	5.000%	8/15/2042	2,000	2,161
	Alamo Community College District GO	5.000%	8/15/2043	3,110	3,334
[19]	Alamo Heights Independent School District GO	4.000%	2/1/2030	835	847
[19]	Alamo Heights Independent School District GO	4.000%	2/1/2031	810	822
[19]	Alamo Heights Independent School District GO	5.000%	2/1/2035	1,000	1,171
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2029	3,090	3,095
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2031	3,055	3,060
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2033	3,755	3,760
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2034	3,945	3,950
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2035	4,140	4,145
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2036	4,350	4,355
[19]	Aldine Independent School District GO	5.000%	2/15/2037	1,065	1,111
[19]	Aldine Independent School District GO	5.000%	2/15/2037	3,250	3,689
[19]	Aldine Independent School District GO	5.000%	2/15/2038	2,275	2,561
[19]	Aldine Independent School District GO	5.000%	2/15/2039	10,000	11,166
[19]	Aldine Independent School District GO	5.000%	2/15/2040	2,000	2,202
[19]	Aldine Independent School District GO	5.000%	2/15/2041	3,200	3,491
[19]	Aldine Independent School District GO	5.000%	2/15/2042	1,310	1,416
[19]	Aldine Independent School District GO	5.000%	2/15/2043	3,255	3,495
[19]	Aldine Independent School District GO	5.000%	2/15/2044	4,125	4,398
[19]	Aledo Independent School District GO	5.000%	2/15/2039	1,270	1,382
[19]	Aledo Independent School District GO	5.000%	2/15/2040	2,070	2,232
[19]	Aledo Independent School District GO	5.000%	2/15/2041	2,000	2,143
[19]	Aledo Independent School District GO	5.000%	2/15/2042	1,000	1,064
[19]	Aledo Independent School District GO	5.000%	2/15/2043	3,400	3,597
[19]	Alief Independent School District GO	5.000%	2/15/2026	2,635	2,651
[19]	Alief Independent School District GO	4.000%	2/15/2029	2,780	2,788
[19]	Alief Independent School District GO	4.000%	2/15/2043	2,470	2,460
[19]	Alief Independent School District GO	4.000%	2/15/2044	2,470	2,429
[19]	Alief Independent School District GO	4.000%	2/15/2045	2,470	2,408
[19]	Allen Independent School District GO	5.000%	2/15/2031	1,070	1,076
[19]	Allen Independent School District GO	5.000%	2/15/2032	1,000	1,005
	Allen TX GO	5.000%	8/15/2032	750	852
	Allen TX GO	5.000%	8/15/2033	800	920
	Allen TX GO	5.000%	8/15/2036	1,100	1,238
	Allen TX GO	5.000%	8/15/2037	1,155	1,290
	Allen TX GO	5.000%	8/15/2038	1,610	1,786
	Allen TX GO	5.000%	8/15/2040	1,000	1,092
	Allen TX GO	5.000%	8/15/2041	1,250	1,356
	Allen TX GO	5.000%	8/15/2042	1,600	1,724
	Allen TX GO	5.000%	8/15/2043	1,235	1,323
	Allen TX GO	5.000%	8/15/2044	1,200	1,278
[19]	Alvin TX Independent School District GO	5.000%	2/15/2031	1,000	1,115
[19]	Alvin TX Independent School District GO	5.000%	2/15/2032	1,000	1,133
[19]	Alvin TX Independent School District GO	5.000%	2/15/2034	1,100	1,276
[19]	Alvin TX Independent School District GO	5.000%	2/15/2035	570	656
[19]	Alvin TX Independent School District GO	5.000%	2/15/2036	575	656
[19]	Alvin TX Independent School District GO	5.000%	2/15/2037	700	792
[19]	Alvin TX Independent School District GO	5.000%	2/15/2039	1,085	1,210
[19]	Alvin TX Independent School District GO	5.000%	2/15/2040	650	716
[19]	Alvin TX Independent School District GO	5.000%	2/15/2041	1,250	1,364
[19]	Alvin TX Independent School District GO	5.000%	2/15/2042	2,850	3,081
[19]	Alvin TX Independent School District GO	5.000%	2/15/2043	875	940
[19]	Alvin TX Independent School District GO	5.000%	2/15/2044	450	480
[19]	Alvin TX Independent School District GO	5.000%	2/15/2045	475	504
[1]	Alvin TX Water & Sewer System Water Revenue	5.000%	2/1/2030	1,205	1,314
[19]	Amarillo Independent School District GO	5.000%	2/1/2043	10,590	10,842
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/2041	3,010	2,978
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/2042	3,130	3,055
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/2043	2,810	2,700
[19]	Andrews Independent School District GO	5.000%	2/15/2029	1,080	1,159
[19]	Angleton Independent School District GO	3.000%	2/15/2036	1,345	1,314
[19]	Angleton Independent School District GO	5.000%	2/15/2039	1,985	2,213
[19]	Angleton Independent School District GO	4.000%	2/15/2040	4,415	4,487

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	Angleton Independent School District GO	4.000%	2/15/2044	1,000	965
	Anna TX GO	4.250%	2/15/2047	1,900	1,868
[4]	Anna TX Special Assessment Revenue	7.000%	9/15/2042	3,954	4,293
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2027	240	249
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2027	410	415
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	300	317
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	75	76
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2029	80	79
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2029	235	253
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2030	500	517
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2030	85	84
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2031	515	533
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2031	90	88
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2032	310	321
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2033	380	392
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2034	330	340
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2035	1,600	1,641
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2036	375	383
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2036	1,250	1,278
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2036	170	157
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2037	1,100	1,120
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2037	1,500	1,527
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2038	900	912
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2038	1,875	1,901
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2039	470	474
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2039	1,625	1,640
	Arlington TX GO	5.000%	8/15/2034	3,795	4,440
	Arlington TX GO	5.000%	8/15/2034	1,170	1,369
	Arlington TX GO	5.000%	8/15/2039	3,790	4,240
	Arlington TX GO	5.000%	8/15/2040	3,790	4,204
	Arlington TX GO	5.000%	8/15/2041	3,790	4,174
	Arlington TX GO	5.000%	8/15/2042	3,790	4,143
[19]	Arlington TX Independent School District GO	5.000%	2/15/2029	1,560	1,568
[19]	Arlington TX Independent School District GO	4.000%	2/15/2039	1,100	1,129
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2027	1,345	1,386
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2028	750	789
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2029	1,000	1,052
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2030	1,000	1,051
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2031	1,565	1,644
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2033	1,700	1,781
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2034	3,000	3,135
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/2035	3,300	3,441
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2035	3,235	3,370
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/2036	4,595	4,776
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2036	3,850	3,999
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/2037	2,800	2,901
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2037	4,000	4,141
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/2038	5,035	5,204
[1]	Arlington TX Special Tax Revenue	4.000%	2/15/2044	2,375	2,277
	Arlington TX Water & Wastewater System Water Revenue	5.000%	6/1/2034	2,035	2,369
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/2039	2,170	1,634
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/2041	4,400	3,086
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2028	800	849
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2029	800	863
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2030	2,350	2,571
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2032	2,700	2,964
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2034	4,065	4,415
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2035	1,500	1,618
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2036	4,280	4,590
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2037	1,600	1,707
[19]	Athens Independent School District GO	5.000%	2/15/2037	1,000	1,135
[19]	Athens Independent School District GO	5.000%	2/15/2038	1,800	2,024
[19]	Athens Independent School District GO	5.000%	2/15/2039	1,720	1,918
[19]	Aubrey Independent School District GO	5.000%	2/15/2039	3,055	3,330
[1]	Aubrey TX GO	5.000%	2/15/2037	1,000	1,129
[1]	Aubrey TX GO	5.000%	2/15/2038	1,180	1,316
[1]	Aubrey TX GO	5.000%	2/15/2039	1,000	1,102
[4]	Aubrey TX Special Assessment Revenue	5.000%	9/1/2030	296	303
[4]	Aubrey TX Special Assessment Revenue	4.625%	12/31/2035	250	254
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/2037	1,230	1,323

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/2040	1,000	1,049
[4]	Aubrey TX Special Assessment Revenue	5.875%	9/1/2043	1,008	1,023
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/2045	1,224	1,258
[4]	Aubrey TX Special Assessment Revenue	5.375%	12/31/2045	520	516
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue	4.450%	3/1/2043	1,275	1,294
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue	4.500%	3/1/2043	10,500	10,690
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2026	850	851
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2027	2,030	2,046
	Austin Independent School District GO	5.000%	8/1/2029	1,250	1,354
[19]	Austin Independent School District GO	5.000%	8/1/2032	2,000	2,122
[19]	Austin Independent School District GO	5.000%	8/1/2040	6,460	6,984
[19]	Austin Independent School District GO	4.000%	8/1/2043	14,460	14,287
[19]	Austin Independent School District GO	4.000%	8/1/2044	10,390	10,168
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2033	2,035	2,074
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2034	2,200	2,238
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2037	4,500	4,565
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2041	1,000	1,009
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2032	1,690	1,832
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2033	6,035	6,161
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2033	1,540	1,665
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2034	3,935	4,013
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2035	3,025	3,080
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2035	2,040	2,188
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2036	2,060	2,200
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2037	3,010	3,201
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2038	3,520	3,729
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2039	4,750	5,008
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2043	1,000	1,069
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2044	4,375	4,521
	Austin TX GO	5.000%	9/1/2036	1,250	1,455
	Austin TX GO	5.000%	9/1/2036	3,500	4,075
	Austin TX GO	5.000%	9/1/2037	2,200	2,538
	Austin TX GO	5.000%	9/1/2037	5,000	5,769
	Austin TX GO	5.000%	9/1/2038	3,000	3,432
	Austin TX GO	5.000%	9/1/2038	5,000	5,720
	Austin TX GO	5.000%	9/1/2039	2,675	3,033
	Austin TX GO	5.000%	9/1/2040	2,000	2,243
	Austin TX GO	5.000%	9/1/2041	2,200	2,443
	Austin TX GO	5.000%	9/1/2042	2,250	2,473
	Austin TX GO	5.000%	9/1/2043	2,850	3,103
[4]	Austin TX Housing Finance Corp. Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	4.050%	11/3/2025	35,835	35,835
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2033	3,250	3,737
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2034	5,615	5,726
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2035	3,590	4,064
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2035	1,000	1,038
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2036	6,550	7,360
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2036	2,050	2,122
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2037	7,900	8,023
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2037	7,940	8,846
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2037	1,675	1,809
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2038	3,170	3,508
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2039	2,000	2,137
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2039	5,800	6,468
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2040	4,000	4,363
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2040	4,100	4,535
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2041	4,000	4,334
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2041	6,595	7,239
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2042	5,195	5,589
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2042	12,055	13,123
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2043	3,775	4,030
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2043	16,030	17,294
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2044	2,500	2,678
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2046	2,370	2,473
[19]	Barbers Hill Independent School District GO	5.000%	2/15/2029	325	350
[19]	Barbers Hill Independent School District GO	5.000%	2/15/2031	500	559
[19]	Barbers Hill Independent School District GO	5.000%	2/15/2032	500	568
[19]	Barbers Hill Independent School District GO	5.000%	2/15/2033	500	575
[19]	Barbers Hill Independent School District GO	5.000%	2/15/2034	450	523
[19]	Barbers Hill Independent School District GO	5.000%	2/15/2035	1,000	1,158
[19]	Barbers Hill Independent School District GO	5.000%	2/15/2036	7,060	7,817

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	Barbers Hill Independent School District GO	3.000%	2/15/2038	2,975	2,801
[19]	Barbers Hill Independent School District GO	4.000%	2/15/2041	10,000	10,022
[19]	Barbers Hill Independent School District GO	5.000%	2/15/2043	1,000	1,077
[19]	Barbers Hill Independent School District GO	5.000%	2/15/2044	750	802
[19]	Bastrop Independent School District GO	5.000%	2/15/2040	4,105	4,476
[19]	Bastrop Independent School District GO	5.000%	2/15/2041	5,240	5,667
[19]	Bastrop Independent School District GO	5.000%	2/15/2043	4,045	4,307
[19]	Bastrop Independent School District GO	5.000%	2/15/2044	4,560	4,824
[19]	Beaumont Independent School District GO	3.000%	2/15/2035	2,000	1,972
[19]	Beeville Independent School District GO	5.000%	8/15/2040	1,320	1,445
	Bell County TX GO	3.000%	2/15/2037	1,255	1,159
	Bell County TX GO	3.000%	2/15/2039	2,000	1,771
	Bell County TX GO	3.000%	2/15/2040	2,250	1,924
	Bell County TX GO	3.000%	2/15/2041	2,000	1,676
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2036	780	869
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2037	800	883
[19]	Belton Independent School District GO	5.000%	2/15/2036	740	810
[19]	Belton Independent School District GO	4.000%	2/15/2037	570	592
[19]	Belton Independent School District GO	4.000%	2/15/2038	875	903
[19]	Belton Independent School District GO	4.000%	2/15/2039	910	932
	Bexar County Hospital District GO	5.000%	2/15/2026	2,220	2,233
	Bexar County Hospital District GO	5.000%	2/15/2031	1,895	1,898
	Bexar County Hospital District GO	5.000%	2/15/2032	2,750	2,754
	Bexar County Hospital District GO	5.000%	2/15/2037	500	553
	Bexar County Hospital District GO	5.000%	2/15/2038	500	549
	Bexar County Hospital District GO	5.000%	2/15/2039	865	943
	Bexar County Hospital District GO	5.000%	2/15/2040	1,250	1,347
	Bexar County Hospital District GO	5.000%	2/15/2041	2,000	2,142
	Bexar County Hospital District GO	5.000%	2/15/2042	1,500	1,598
	Bexar County Hospital District GO	5.000%	2/15/2043	1,500	1,590
	Bexar County TX GO	4.000%	6/15/2034	2,000	2,010
	Bexar County TX GO	4.000%	6/15/2034	1,260	1,281
	Bexar County TX GO	5.000%	6/15/2036	3,550	3,662
	Bexar County TX GO	4.000%	6/15/2038	2,860	2,896
	Bexar County TX GO	3.000%	6/15/2039	1,550	1,409
	Bexar County TX GO	5.000%	6/15/2040	3,000	3,072
	Bexar County TX GO	5.000%	6/15/2041	2,105	2,285
	Bexar County TX GO	5.000%	6/15/2042	1,520	1,639
	Bexar County TX GO	5.000%	6/15/2043	4,805	5,141
	Bexar County TX GO	4.000%	6/15/2046	1,000	958
[19]	Birdville Independent School District GO	5.000%	2/15/2032	5,520	6,266
[19]	Birdville Independent School District GO	5.000%	2/15/2042	2,400	2,574
[19]	Birdville Independent School District GO	5.000%	2/15/2044	2,000	2,119
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	6,500	6,617
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	6,230	7,145
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	10,495	11,394
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	4,000	4,645
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	9,000	9,740
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	13,500	15,796
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2040	15,000	17,619
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	17,155	18,787
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	8,000	8,828
[19]	Boerne Independent School District GO PUT	4.000%	2/1/2028	2,415	2,479
[19]	Bridge City Independent School District GO	5.000%	2/15/2039	1,870	2,016
[19]	Bridge City Independent School District GO	4.000%	2/15/2041	1,220	1,233
[19]	Brock TX Independent School District GO	5.000%	8/15/2037	1,000	1,107
[19]	Brock TX Independent School District GO	5.000%	8/15/2040	1,500	1,628
[19]	Brock TX Independent School District GO	5.000%	8/15/2041	2,000	2,156
[19]	Brock TX Independent School District GO	5.000%	8/15/2042	1,880	2,012
[19]	Brock TX Independent School District GO	5.000%	8/15/2043	2,000	2,124
	Brownsville TX GO	5.000%	2/15/2038	2,740	3,096
[19]	Brownwood Independent School District GO	5.000%	2/15/2030	800	879
[19]	Brownwood Independent School District GO	5.000%	2/15/2040	4,325	4,635
[19]	Brownwood Independent School District GO	5.000%	2/15/2041	4,625	4,921
[19]	Brownwood Independent School District GO	4.000%	2/15/2043	4,590	4,570
[4]	Buda TX Special Assessment Revenue	5.875%	9/1/2045	1,300	1,300
[19]	Bullard Independent School District GO	4.000%	2/15/2043	1,500	1,494
[19]	Caddo Mills Independent School District GO	5.000%	2/15/2037	1,000	1,103
[19]	Caddo Mills Independent School District GO	5.000%	2/15/2040	1,050	1,136
[19]	Caddo Mills Independent School District GO	5.000%	2/15/2041	1,100	1,182

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	Caddo Mills Independent School District GO	5.000%	2/15/2042	1,200	1,280
[19]	Caddo Mills Independent School District GO	5.000%	2/15/2043	2,435	2,580
[4]	Caddo Mills TX Special Assessment Revenue	6.200%	9/15/2045	2,250	2,302
[19]	Calallen Independent School District GO	5.000%	2/15/2039	2,165	2,380
[19]	Calallen Independent School District GO	5.000%	2/15/2040	1,000	1,089
[19]	Calallen Independent School District GO	5.000%	2/15/2041	1,280	1,383
[19]	Calallen Independent School District GO	5.000%	2/15/2042	1,000	1,073
[19]	Canutillo TX Independent School District GO	5.000%	2/15/2041	2,600	2,837
[19]	Canutillo TX Independent School District GO	5.000%	2/15/2042	3,200	3,459
[19]	Canutillo TX Independent School District GO	5.000%	2/15/2043	4,165	4,472
[19]	Canutillo TX Independent School District GO	5.000%	2/15/2044	2,500	2,665
[19]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2039	1,435	1,584
[19]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2040	1,500	1,646
[19]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2041	1,500	1,632
[19]	Carrollton-Farmers Branch Independent School District GO	3.000%	2/15/2038	1,000	947
[19]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2040	10,000	10,903
[19]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2041	12,820	13,864
[19]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2041	3,000	3,297
[19]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2042	13,225	14,185
[19]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2042	2,900	3,156
[19]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2043	7,260	7,739
[19]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2043	3,230	3,483
[19]	Castleberry Independent School District GO	5.000%	2/15/2042	1,035	1,123
[19]	Castleberry Independent School District GO	5.000%	2/15/2043	1,025	1,104
[19]	Castleberry Independent School District GO	5.000%	2/15/2044	1,000	1,070
[19]	Cedar Hill Independent School District GO	5.000%	2/15/2043	5,000	5,369
[19]	Cedar Hill Independent School District GO	5.000%	2/15/2044	11,780	12,559
[19]	Cedar Hill Independent School District GO	5.000%	2/15/2045	6,000	6,365
[19]	Celina Independent School District GO	5.000%	2/15/2037	500	563
[19]	Celina Independent School District GO	5.000%	2/15/2038	630	704
[19]	Celina Independent School District GO	5.000%	2/15/2039	1,000	1,109
[19]	Celina Independent School District GO	5.000%	2/15/2042	1,000	1,077
[19]	Celina Independent School District GO	5.000%	2/15/2043	675	722
	Celina TX GO	5.000%	9/1/2036	500	557
	Celina TX GO	4.000%	9/1/2038	740	757
	Celina TX GO	4.000%	9/1/2039	4,050	4,108
	Celina TX GO	4.000%	9/1/2040	1,400	1,409
	Celina TX GO	4.000%	9/1/2041	2,000	1,991
	Celina TX GO	4.000%	9/1/2042	3,525	3,457
	Celina TX GO	4.000%	9/1/2042	6,580	6,454
	Celina TX GO	4.000%	9/1/2045	3,610	3,407
[4]	Celina TX Special Assessment Revenue	4.500%	9/1/2031	250	254
[4]	Celina TX Special Assessment Revenue	3.250%	9/1/2032	248	227
[1]	Celina TX Special Assessment Revenue	5.000%	9/1/2039	800	856
[4]	Celina TX Special Assessment Revenue	5.500%	9/1/2042	1,000	1,032
[4]	Celina TX Special Assessment Revenue	5.125%	9/1/2044	1,500	1,476
[1]	Celina TX Special Assessment Revenue	5.000%	9/1/2045	1,773	1,822
[4]	Celina TX Special Assessment Revenue (Mosaic Public Improvement District Phase #1 Project)	4.375%	9/1/2030	241	243
[4]	Celina TX Special Assessment Revenue (Mosaic Public Improvement District Phase #1 Project)	5.125%	9/1/2043	1,012	1,005
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2026	6,490	6,454
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2027	7,850	7,552
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2027	2,900	2,908
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2028	6,500	6,085
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2028	1,275	1,277
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2029	5,220	4,737
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	1,580	1,682
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	785	836
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	800	852
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2030	4,355	3,836
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	1,000	1,003
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	825	893
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	1,100	1,191
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2031	4,880	4,168
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	1,275	1,279
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	1,030	1,115
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	1,985	1,991
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	1,000	1,082
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	1,350	1,485
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2033	4,000	3,175
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2033	1,170	1,209

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2033	1,070	1,101
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2033	1,310	1,314
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2033	1,000	1,098
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2034	4,000	3,043
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2034	1,080	1,112
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2034	1,150	1,180
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2034	1,355	1,359
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2034	750	820
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2035	4,950	3,594
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2035	1,135	1,160
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2035	1,185	1,226
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2035	2,000	2,006
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2035	1,025	1,100
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2035	675	735
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2036	945	965
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2036	800	866
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2037	5,525	3,605
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2037	2,000	2,034
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2037	2,405	2,437
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2037	1,000	1,077
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2038	3,500	2,156
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2038	2,510	2,532
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	5,000	5,294
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	1,650	1,768
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2039	4,500	2,610
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2039	5,000	5,042
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2039	2,600	2,612
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2039	3,605	3,645
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2039	1,955	2,085
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2040	5,700	3,058
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2040	5,000	5,002
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2040	2,700	2,674
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2040	1,490	1,559
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/2041	1,030	906
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2044	18,000	16,941
[13]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2028	3,500	3,221
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2033	21,010	24,028
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2034	30,335	34,882
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2035	19,780	22,587
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2035	52,175	59,366
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	30,000	33,945
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	15,745	17,726
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2038	4,450	4,944
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	38,440	40,898
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	10,000	10,981
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/2040	12,555	10,570
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2040	4,040	4,398
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2041	2,225	2,404
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2042	4,570	4,902
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	15,705	16,851
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2032	1,535	1,728
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2033	3,190	3,629
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2040	4,525	4,830
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2041	2,500	2,651
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2042	5,005	5,272
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2043	5,260	5,509
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2044	5,530	5,767
[19]	Channelview Independent School District GO	2.000%	8/15/2040	1,000	769
[19]	Clear Creek Independent School District GO	5.000%	2/15/2032	2,260	2,565
[19]	Clear Creek Independent School District GO	5.000%	2/15/2033	2,475	2,848
[19]	Clear Creek Independent School District GO	5.000%	2/15/2040	2,520	2,774
[19]	Clear Creek Independent School District GO	5.000%	2/15/2041	3,845	4,195
	Cleburne TX GO	4.000%	2/15/2042	2,440	2,406

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleburne TX GO	4.000%	2/15/2045	1,440	1,376
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2030	385	415
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2031	830	905
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2031	575	640
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2032	355	370
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2033	815	845
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2033	535	550
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2033	1,110	1,181
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2034	1,155	1,191
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2034	555	566
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2034	950	1,002
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2035	400	411
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2035	410	416
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2035	1,100	1,152
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2036	500	512
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2036	1,100	1,208
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2036	7,000	7,835
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2037	785	790
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2037	1,000	1,029
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2037	1,280	1,397
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2037	1,000	1,092
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2037	5,975	6,633
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2038	1,090	1,091
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2038	1,400	1,432
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2038	1,000	1,085
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2038	1,200	1,304
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2038	6,000	6,609
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2039	1,855	1,833
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2039	1,500	1,524
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2039	1,250	1,347
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2039	1,000	1,080
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2039	5,150	5,655
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2040	1,180	1,143
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2040	1,500	1,512
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2040	3,920	4,272
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2041	1,225	1,169
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2041	1,960	1,957
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	1,275	1,196
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	1,400	1,377
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	3,860	3,797
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	14,000	13,516
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	10,000	9,347
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/2032	1,765	1,952
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/2033	2,010	2,236
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/2035	1,125	1,227
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/2036	1,170	1,286
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/2037	1,250	1,361
[19]	College Station Independent School District GO	3.000%	2/15/2044	3,755	3,094
	College Station TX GO	4.000%	2/15/2041	1,735	1,739
	College Station TX GO	4.000%	2/15/2042	1,805	1,790
	College Station TX GO	4.000%	2/15/2043	1,880	1,846
	College Station TX GO	4.000%	2/15/2044	1,955	1,892
	Collin County Community College District GO	5.000%	8/15/2029	1,000	1,084
	Collin County Community College District GO	3.000%	8/15/2039	5,000	4,530
	Collin County TX GO	5.000%	2/15/2027	1,335	1,374
	Collin County TX GO	3.000%	2/15/2036	370	357
	Collin County TX GO	5.000%	2/15/2037	2,250	2,500
	Collin County TX GO	4.000%	2/15/2038	2,480	2,553
	Collin County TX GO	5.000%	2/15/2038	2,880	3,177
	Collin County TX GO	4.000%	2/15/2043	13,035	12,928
	Collin County TX GO	4.000%	2/15/2044	12,560	12,283
	Colony TX GO	4.000%	8/15/2044	3,000	2,918
	Colony TX GO	4.000%	8/15/2045	1,000	963
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/2026	1,715	1,720
[19]	Comal Independent School District GO	4.000%	2/1/2035	3,250	3,401
[19]	Comal Independent School District GO	4.000%	2/1/2036	2,250	2,340
[19]	Comal Independent School District GO	5.000%	2/1/2038	1,000	1,134
[19]	Comal Independent School District GO	5.000%	2/1/2039	1,100	1,235
[19]	Comal Independent School District GO	5.000%	2/1/2040	1,500	1,664
[19]	Comal Independent School District GO	3.000%	2/15/2040	2,805	2,563

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	Comal Independent School District GO	3.000%	2/1/2041	12,000	10,500
[19]	Comal Independent School District GO	5.000%	2/1/2041	2,765	3,045
[19]	Comal Independent School District GO	3.000%	2/15/2041	2,270	2,039
[19]	Comal Independent School District GO	3.000%	2/15/2042	4,495	3,954
[19]	Comal Independent School District GO	3.000%	2/15/2043	5,410	4,668
[19]	Comanche Independent School District GO	5.000%	2/15/2042	2,400	2,591
[19]	Community TX Independent School District GO	5.000%	2/15/2037	1,205	1,316
[19]	Community TX Independent School District GO	5.000%	2/15/2039	1,440	1,554
[19]	Community TX Independent School District GO	5.000%	2/15/2042	1,935	2,074
[19]	Conroe Independent School District GO	5.000%	2/15/2027	1,410	1,451
[19]	Conroe Independent School District GO	3.000%	2/15/2040	4,015	3,627
[19]	Conroe Independent School District GO	3.000%	2/15/2041	3,000	2,642
[19]	Conroe Independent School District GO	5.000%	2/15/2042	18,380	19,992
[19]	Conroe Independent School District GO	5.000%	2/15/2043	6,710	7,249
[19]	Conroe Independent School District GO	5.000%	2/15/2044	11,880	12,743
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2028	125	132
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2029	170	183
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2030	150	165
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2031	165	184
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2032	200	223
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2033	235	260
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2035	260	284
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2036	280	304
	Conroe TX GO	5.000%	11/15/2027	1,035	1,083
	Conroe TX GO	5.000%	11/15/2028	1,720	1,836
	Conroe TX GO	5.000%	3/1/2034	300	336
	Conroe TX GO	5.000%	11/15/2034	240	271
	Conroe TX GO	5.000%	3/1/2035	435	485
	Conroe TX GO	5.000%	11/15/2035	210	235
	Conroe TX GO	5.000%	3/1/2036	465	514
	Conroe TX GO	5.000%	11/15/2036	420	467
	Conroe TX GO	4.000%	3/1/2037	905	936
	Conroe TX GO	4.000%	11/15/2037	915	945
	Conroe TX GO	4.125%	11/15/2038	955	988
	Conroe TX GO	5.000%	11/15/2039	450	490
	Conroe TX GO	5.000%	11/15/2040	630	681
	Conroe TX GO	4.250%	3/1/2041	1,135	1,164
	Conroe TX GO	5.000%	3/1/2041	1,075	1,158
	Conroe TX GO	4.000%	11/15/2041	2,305	2,323
	Conroe TX GO	5.000%	11/15/2042	475	507
[19]	Coppell Independent School District GO	5.000%	8/15/2039	1,000	1,101
[19]	Coppell Independent School District GO	5.000%	8/15/2040	500	552
[19]	Coppell Independent School District GO	5.000%	8/15/2041	1,075	1,174
[19]	Coppell Independent School District GO	4.000%	8/15/2042	1,000	1,004
[19]	Coppell Independent School District GO	5.000%	8/15/2042	1,050	1,136
[19]	Coppell Independent School District GO	5.000%	8/15/2043	1,000	1,073
[19]	Coppell Independent School District GO	5.000%	8/15/2044	500	533
[19]	Coppell Independent School District GO	5.000%	8/15/2045	525	557
[19]	Corpus Christi Independent School District GO	4.000%	8/15/2033	3,500	3,544
[19]	Corpus Christi Independent School District GO	4.000%	8/15/2035	2,000	2,020
[19]	Corpus Christi Independent School District GO	5.000%	8/15/2036	1,000	1,156
[19]	Corpus Christi Independent School District GO	5.000%	8/15/2037	2,500	2,862
[19]	Corpus Christi Independent School District GO	5.000%	8/15/2040	1,430	1,567
[19]	Corpus Christi Independent School District GO	5.000%	8/15/2041	1,765	1,916
[19]	Corpus Christi Independent School District GO	4.000%	8/15/2042	3,880	3,895
[19]	Corpus Christi Independent School District GO	5.000%	8/15/2042	3,435	3,698
[19]	Corpus Christi Independent School District GO	5.000%	8/15/2043	3,450	3,686
[19]	Corpus Christi Independent School District GO	5.000%	8/15/2044	1,920	2,038
	Corpus Christi TX Utility System Multiple Utility Revenue	4.000%	7/15/2045	1,000	966
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2033	500	565
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2035	1,240	1,385
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2036	1,500	1,687
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2037	1,800	1,985
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2037	1,370	1,529
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2037	5,000	5,731
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2038	1,000	1,106
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2038	5,000	5,670
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2039	2,000	2,169
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2039	1,870	2,050
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2039	1,250	1,383

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2040	2,500	2,710
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2040	1,000	1,093
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2041	1,650	1,762
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2041	2,500	2,744
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2042	3,000	3,241
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2043	6,590	6,989
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2043	3,155	3,377
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2044	4,000	4,213
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2044	6,090	6,470
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2045	6,100	6,469
[19]	Cotulla TX Independent School District GO	5.000%	2/15/2029	715	767
[19]	Cotulla TX Independent School District GO	5.000%	2/15/2030	1,000	1,093
[19]	Crandall Independent School District GO	4.000%	8/15/2041	1,170	1,176
[19]	Crandall Independent School District GO	4.000%	8/15/2042	805	806
[4]	Crandall TX Special Assessment Revenue	4.250%	9/15/2030	105	105
[4]	Crandall TX Special Assessment Revenue	4.500%	9/15/2035	210	213
[4]	Crandall TX Special Assessment Revenue	5.250%	9/15/2045	545	541
[19]	Crosby Independent School District GO	5.000%	2/15/2037	1,250	1,397
[19]	Crowley Independent School District GO	5.000%	2/1/2035	600	700
[19]	Crowley Independent School District GO	5.000%	2/1/2036	1,250	1,445
[19]	Crowley Independent School District GO	5.000%	2/1/2037	1,825	2,091
[19]	Crowley Independent School District GO	5.000%	2/1/2038	725	824
[19]	Crowley Independent School District GO	5.000%	2/1/2039	900	1,014
[19]	Crowley Independent School District GO	5.000%	2/1/2040	4,700	5,121
[19]	Crowley Independent School District GO	5.000%	2/1/2040	1,125	1,249
[19]	Crowley Independent School District GO	5.000%	2/1/2041	1,030	1,115
[19]	Crowley Independent School District GO	5.000%	2/1/2041	2,500	2,747
[19]	Crowley Independent School District GO	5.250%	2/1/2042	1,125	1,246
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2032	2,000	2,273
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2033	2,500	2,880
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2033	3,200	3,687
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2034	2,000	2,254
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2034	2,760	3,214
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2041	2,750	3,000
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2042	2,750	2,973
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2043	2,775	2,980
[13]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2028	1,000	1,077
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2034	2,280	2,319
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2037	2,500	2,507
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2037	3,010	3,073
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2047	2,045	2,121
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/2025	1,300	1,302
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/2026	3,070	3,052
	Dallas County Highland Park Independent School District GO	4.000%	2/15/2041	4,945	5,006
	Dallas County Highland Park Independent School District GO	4.000%	2/15/2042	6,355	6,376
	Dallas County Hospital District GO	5.000%	8/15/2031	15,395	16,299
	Dallas County Hospital District GO	5.000%	8/15/2032	14,520	15,343
	Dallas County TX GO	5.000%	8/15/2040	3,560	3,871
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2026	8,060	8,108
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2027	8,265	8,495
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2028	2,695	2,822
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	2,550	2,883
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	6,740	7,731
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	5,440	6,311
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2034	10,250	10,617
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	15,210	15,563
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	7,500	7,674
[2]	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	23,500	24,252
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2037	3,125	3,175
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2038	1,165	1,179
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2039	2,750	3,041
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2039	9,000	10,054
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.000%	11/1/2040	5,000	4,272
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	2,500	2,717
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	2,605	2,859
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	6,475	7,173
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2041	3,965	4,312
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2041	18,250	20,017
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2042	18,140	19,704
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	18,605	20,030

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2044	15,520	16,592
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	12,520	11,988
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue	4.350%	10/1/2041	1,280	1,317
[19]	Dallas Independent School District GO	3.000%	2/15/2037	2,125	2,002
[19]	Dallas Independent School District GO	5.000%	2/15/2037	3,250	3,580
[19]	Dallas Independent School District GO	5.000%	2/15/2039	4,000	4,353
[19]	Dallas Independent School District GO	5.000%	2/15/2043	4,050	4,317
[19]	Dallas Independent School District GO	5.000%	2/15/2043	3,250	3,502
[19]	Dallas Independent School District GO	5.000%	2/15/2044	3,500	3,744
[19]	Dallas Independent School District GO	4.500%	2/15/2046	5,670	5,800
[19]	Dallas Independent School District GO PUT	5.000%	2/15/2030	7,360	7,998
[19]	Dallas Independent School District GO PUT	5.000%	2/15/2031	29,725	32,807
	Dallas TX GO	5.000%	2/15/2033	17,010	19,559
	Dallas TX GO	3.000%	2/15/2038	1,225	1,109
	Dallas TX GO	4.000%	2/15/2041	3,125	3,149
	Dallas TX GO	5.000%	2/15/2041	6,285	6,784
	Dallas TX GO	5.000%	2/15/2043	6,465	6,894
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2028	1,210	1,216
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2029	2,200	2,212
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2030	1,750	1,759
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2031	1,750	1,759
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2032	1,445	1,452
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2033	1,280	1,286
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2035	1,780	1,785
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2036	1,000	1,002
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2037	1,750	1,752
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2033	5,715	6,640
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2036	5,010	5,070
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2045	4,135	4,312
[4]	Decatur TX Special Assessment Revenue	4.750%	9/15/2035	294	299
[4]	Decatur TX Special Assessment Revenue	5.500%	9/15/2045	562	568
[19]	Del Valle Independent School District TX GO	5.000%	6/15/2035	3,400	3,752
[19]	Del Valle Independent School District TX GO	5.000%	6/15/2036	2,250	2,468
[19]	Del Valle Independent School District TX GO	4.000%	6/15/2037	1,915	1,988
[19]	Del Valle Independent School District TX GO	4.000%	6/15/2038	2,500	2,580
[19]	Del Valle Independent School District TX GO	2.000%	6/15/2039	4,250	3,329
[19]	Del Valle Independent School District TX GO	4.000%	6/15/2039	3,850	3,951
	Denton County TX GO	4.000%	7/15/2041	4,950	4,991
	Denton County TX GO	4.000%	7/15/2042	5,255	5,266
[4]	Denton County TX Special Assessment Revenue	4.250%	12/31/2030	235	237
[4]	Denton County TX Special Assessment Revenue	4.750%	12/31/2030	230	232
[4]	Denton County TX Special Assessment Revenue	4.625%	12/31/2031	600	610
[4]	Denton County TX Special Assessment Revenue	4.500%	12/31/2035	435	451
[4]	Denton County TX Special Assessment Revenue	5.000%	12/31/2035	450	466
[4]	Denton County TX Special Assessment Revenue	5.250%	12/31/2044	2,000	1,990
[4]	Denton County TX Special Assessment Revenue	5.375%	12/31/2045	1,750	1,810
[4]	Denton County TX Special Assessment Revenue	5.875%	12/31/2045	965	996
[19]	Denton Independent School District GO	5.000%	8/15/2030	7,775	7,820
[19]	Denton Independent School District GO	5.000%	8/15/2037	1,360	1,404
[19]	Denton Independent School District GO	5.000%	8/15/2037	1,385	1,550
[19]	Denton Independent School District GO	5.000%	8/15/2038	1,920	2,134
[19]	Denton Independent School District GO	5.000%	8/15/2039	4,130	4,557
[19]	Denton Independent School District GO	5.000%	8/15/2040	3,705	4,052
[19]	Denton Independent School District GO	5.000%	8/15/2041	2,965	3,215
[19]	Denton Independent School District GO	5.000%	8/15/2041	3,000	3,305
[19]	Denton Independent School District GO	5.000%	8/15/2042	6,350	6,844
[19]	Denton Independent School District GO	3.000%	8/15/2043	2,500	2,069
[19]	Denton Independent School District GO	5.000%	8/15/2048	5,000	5,245
	Denton TX GO	4.000%	2/15/2039	3,605	3,660
	Denton TX GO	5.000%	2/15/2039	2,360	2,633
	Denton TX GO	4.000%	2/15/2040	2,560	2,576
	Denton TX GO	4.000%	2/15/2040	6,995	7,072
	Denton TX GO	4.000%	2/15/2041	7,275	7,294
	Denton TX GO	4.000%	2/15/2042	2,675	2,658
	Denton TX GO	4.000%	2/15/2042	2,285	2,265
	Denton TX GO	4.000%	2/15/2042	2,005	1,988
	Denton TX GO	4.000%	2/15/2042	5,710	5,676
	Denton TX GO	5.000%	2/15/2042	2,740	2,963
	Denton TX GO	4.000%	2/15/2043	7,880	7,710
	Denton TX GO	4.000%	2/15/2043	2,240	2,192

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denton TX GO	4.000%	2/15/2043	5,950	5,848
	Denton TX GO	5.000%	2/15/2043	2,875	3,081
	Denton TX GO	4.000%	2/15/2044	3,190	3,096
	Denton TX Utility System Water Revenue	5.000%	12/1/2031	2,000	2,048
	DeSoto TX GO	5.000%	2/15/2038	2,265	2,540
[19]	Dickinson Independent School District GO	5.000%	2/15/2037	2,375	2,655
[19]	Dickinson Independent School District GO	5.000%	2/15/2038	3,750	4,163
[19]	Dickinson Independent School District GO	4.000%	2/15/2041	3,175	3,219
[19]	Dickinson Independent School District GO	4.000%	2/15/2043	3,460	3,445
[19]	Donna TX Independent School District GO	5.000%	2/15/2037	760	847
[19]	Donna TX Independent School District GO	5.000%	2/15/2038	1,605	1,776
[19]	Donna TX Independent School District GO	5.000%	2/15/2039	950	1,044
[19]	Donna TX Independent School District GO	5.000%	2/15/2042	750	805
[4]	Dorchester TX Special Assessment Revenue	5.250%	9/15/2031	305	305
[19]	Dripping TX Springs Independent School District GO	5.000%	2/15/2028	1,010	1,064
[19]	Dripping TX Springs Independent School District GO	5.000%	2/15/2030	1,010	1,109
[19]	Dripping TX Springs Independent School District GO	5.000%	2/15/2041	5,600	6,196
[19]	Dripping TX Springs Independent School District GO	5.000%	2/15/2044	3,705	3,981
[19]	Dripping TX Springs Independent School District GO, ETM	5.000%	2/15/2028	240	253
[19]	Dripping TX Springs Independent School District GO, ETM	5.000%	2/15/2030	240	264
[19]	Duncanville TX Independent School District GO	5.000%	2/15/2032	2,940	3,337
[19]	Duncanville TX Independent School District GO	5.000%	2/15/2033	1,435	1,651
[19]	Duncanville TX Independent School District GO	5.000%	2/15/2042	4,885	5,239
[19]	Duncanville TX Independent School District GO	5.000%	2/15/2043	5,800	6,183
[19]	Duncanville TX Independent School District GO	5.000%	2/15/2044	5,600	5,932
[19]	Eagle Mountain & Saginaw Independent School District GO	3.000%	8/15/2037	2,250	2,122
[19]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2041	1,375	1,500
[19]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2042	2,000	2,161
[19]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2043	1,750	1,871
[19]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2044	1,500	1,592
[19]	Eanes Independent School District GO	5.000%	8/1/2039	1,290	1,408
[19]	Eanes Independent School District GO	5.250%	8/1/2041	1,870	2,078
[19]	East Central Independent School District GO	5.000%	8/15/2038	1,690	1,902
[19]	East Central Independent School District GO	4.000%	8/15/2040	2,645	2,692
[19]	East Central Independent School District GO	4.000%	8/15/2041	3,500	3,538
[19]	East Central Independent School District GO	4.000%	8/15/2042	3,640	3,648
[19]	East Central Independent School District GO	4.000%	8/15/2043	3,790	3,776
[19]	East Central Independent School District GO	4.000%	8/15/2044	3,640	3,579
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2031	225	251
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2032	500	564
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2033	370	421
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2034	550	630
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2040	725	787
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2041	750	806
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2042	740	788
	Ector County Hospital District GO	5.000%	9/15/2028	1,100	1,135
	Ector County Hospital District GO	5.000%	9/15/2029	780	812
	Ector County Hospital District GO	5.000%	9/15/2030	850	894
	Ector County Hospital District GO	5.000%	9/15/2032	1,750	1,832
	Ector County Hospital District GO	4.000%	9/15/2035	1,400	1,346
[19]	Ector County Independent School District GO	5.000%	8/15/2036	6,365	7,280
[19]	Ector County Independent School District GO	5.000%	8/15/2037	4,355	4,940
[19]	Ector County Independent School District GO	5.000%	8/15/2038	4,555	5,127
[19]	Ector County Independent School District GO	5.000%	8/15/2039	2,335	2,611
[19]	Ector County Independent School District GO	5.000%	8/15/2040	2,925	3,207
[19]	Ector County Independent School District GO	5.000%	8/15/2041	3,205	3,480
[19]	Ector County Independent School District GO	5.000%	8/15/2042	5,735	6,173
[19]	Ector County Independent School District GO	5.000%	8/15/2043	3,535	3,775
	Ector County TX GO	5.000%	2/15/2031	2,415	2,668
	Ector County TX GO	5.000%	2/15/2032	3,230	3,622
	Ector County TX GO	5.000%	2/15/2033	2,370	2,690
	Ector County TX GO	5.000%	2/15/2034	1,555	1,781
	Ector County TX GO	5.000%	2/15/2037	5,010	5,644
	Ector County TX GO	5.000%	2/15/2038	7,735	8,653
	Ector County TX GO	5.000%	2/15/2043	10,000	10,683
	Ector County TX GO	5.000%	2/15/2044	10,000	10,614
[1]	El Paso County Hospital District GO	5.000%	8/15/2029	1,150	1,235
[1]	El Paso County Hospital District GO	5.000%	8/15/2030	1,235	1,349
[1]	El Paso County Hospital District GO	5.000%	2/15/2031	1,790	1,970
[1]	El Paso County Hospital District GO	5.000%	8/15/2031	1,000	1,109

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	El Paso County Hospital District GO	5.000%	2/15/2032	2,225	2,484
[1]	El Paso County Hospital District GO	5.000%	8/15/2032	2,100	2,359
[1]	El Paso County Hospital District GO	5.000%	2/15/2033	1,045	1,180
[1]	El Paso County Hospital District GO	5.000%	8/15/2033	4,720	5,356
[1]	El Paso County Hospital District GO	5.000%	2/15/2034	4,500	5,123
[1]	El Paso County Hospital District GO	5.000%	2/15/2035	1,485	1,699
[1]	El Paso County Hospital District GO	5.000%	2/15/2037	1,300	1,466
[1]	El Paso County Hospital District GO	5.000%	2/15/2038	2,300	2,571
[1]	El Paso County Hospital District GO	5.000%	2/15/2039	1,850	2,051
[1]	El Paso County Hospital District GO	5.000%	8/15/2039	7,285	8,011
[1]	El Paso County Hospital District GO	5.000%	2/15/2040	1,500	1,640
[1]	El Paso County Hospital District GO	5.000%	8/15/2040	2,780	3,027
[1]	El Paso County Hospital District GO	5.250%	2/15/2041	2,200	2,426
[1]	El Paso County Hospital District GO	5.000%	8/15/2041	12,480	13,476
[1]	El Paso County Hospital District GO	5.000%	8/15/2042	6,310	6,748
[1]	El Paso County Hospital District GO	5.250%	2/15/2043	2,300	2,493
[1]	El Paso County Hospital District GO	5.000%	8/15/2043	2,270	2,408
	El Paso Downtown Development Corp. Lease (Appropriation) Revenue (Downtown Ballpark Venue Project)	5.000%	8/15/2026	1,065	1,080
[19]	El Paso Independent School District GO	5.000%	8/15/2036	5,000	5,040
[19]	El Paso Independent School District GO	5.000%	8/15/2037	3,050	3,070
	El Paso TX GO	4.000%	8/15/2030	3,480	3,506
	El Paso TX GO	5.000%	8/15/2032	680	731
	El Paso TX GO	3.000%	8/15/2033	375	371
	El Paso TX GO	5.000%	8/15/2033	1,300	1,397
	El Paso TX GO	5.000%	8/15/2033	1,500	1,612
	El Paso TX GO	3.000%	8/15/2034	710	697
	El Paso TX GO	4.000%	8/15/2034	435	454
	El Paso TX GO	5.000%	8/15/2034	4,570	4,640
	El Paso TX GO	3.000%	8/15/2035	430	411
	El Paso TX GO	4.000%	8/15/2035	1,000	1,023
	El Paso TX GO	4.000%	8/15/2035	1,075	1,100
	El Paso TX GO	4.000%	8/15/2035	450	465
	El Paso TX GO	5.000%	8/15/2035	4,795	4,863
	El Paso TX GO	5.000%	8/15/2035	1,150	1,166
	El Paso TX GO	3.000%	8/15/2036	485	455
	El Paso TX GO	4.000%	8/15/2036	1,010	1,028
	El Paso TX GO	4.000%	8/15/2036	1,000	1,018
	El Paso TX GO	5.000%	8/15/2036	4,005	4,058
	El Paso TX GO	5.000%	8/15/2036	5,035	5,101
	El Paso TX GO	4.000%	8/15/2037	500	507
	El Paso TX GO	4.000%	8/15/2037	1,110	1,124
	El Paso TX GO	4.000%	8/15/2037	680	695
	El Paso TX GO	3.000%	8/15/2038	720	655
	El Paso TX GO	4.000%	8/15/2038	1,155	1,165
	El Paso TX GO	4.000%	8/15/2038	1,000	1,016
	El Paso TX GO	5.000%	8/15/2038	1,190	1,317
	El Paso TX GO	3.000%	8/15/2039	1,575	1,410
	El Paso TX GO	4.000%	8/15/2039	1,000	1,007
	El Paso TX GO	4.000%	8/15/2040	1,000	1,003
	El Paso TX GO	5.000%	8/15/2042	9,500	9,575
	El Paso TX Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/2029	2,150	2,181
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2033	2,100	2,125
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2033	2,750	2,995
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2034	1,700	1,718
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2034	3,530	3,832
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2035	4,560	4,923
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2037	5,000	5,336
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2038	5,980	6,357
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2041	5,000	4,988
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2044	1,210	1,168
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2044	3,245	3,435
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2045	4,150	4,377
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2046	13,400	13,849
[19]	Elgin Independent School District GO	5.000%	8/1/2040	2,515	2,780
[19]	Elgin Independent School District GO	5.000%	8/1/2041	5,265	5,766
[19]	Elgin Independent School District GO	5.000%	8/1/2042	4,430	4,806
[19]	Elgin Independent School District GO	5.000%	8/1/2043	2,500	2,688
[19]	Elgin Independent School District GO	5.000%	8/1/2044	3,500	3,739
	EP Cimarron Ventanas PFC Local or Guaranteed Housing Revenue (Home Essential Function Housing Program)	4.125%	12/1/2039	5,575	5,583

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	EP Essential Housing WF PFC Local or Guaranteed Housing Revenue	4.250%	12/1/2034	38,530	39,009
	EP Royal Estates PFC Local or Guaranteed Housing Revenue (El Paso Royal Apartments Project)	4.250%	10/1/2039	2,500	2,517
[19]	Forney Independent School District GO	5.000%	8/15/2031	1,810	2,036
[19]	Forney Independent School District GO	5.000%	8/15/2032	2,205	2,514
[19]	Forney Independent School District GO	4.000%	8/15/2034	2,355	2,487
[19]	Forney Independent School District GO	5.000%	8/15/2034	1,650	1,919
[19]	Forney Independent School District GO	3.000%	8/15/2035	4,910	4,871
[19]	Forney Independent School District GO	5.000%	8/15/2035	2,300	2,547
[19]	Forney Independent School District GO	3.000%	8/15/2036	5,375	5,263
[19]	Forney Independent School District GO	3.000%	2/15/2039	1,000	940
[19]	Forney Independent School District GO	5.000%	8/15/2039	1,200	1,312
[19]	Forney Independent School District GO	5.000%	8/15/2040	10,745	11,589
[19]	Forney Independent School District GO	5.000%	8/15/2040	1,205	1,307
[19]	Forney Independent School District GO	5.000%	8/15/2040	1,000	1,117
[2]	Forney Independent School District GO	0.000%	8/15/2041	1,000	490
[19]	Forney Independent School District GO	4.000%	8/15/2041	8,000	8,077
[19]	Forney Independent School District GO	5.000%	8/15/2041	1,380	1,484
[19]	Forney Independent School District GO	5.250%	8/15/2041	1,000	1,128
[19]	Forney Independent School District GO	4.000%	8/15/2042	8,000	8,027
[19]	Forney Independent School District GO	5.000%	8/15/2042	1,000	1,068
[19]	Forney Independent School District GO	5.250%	8/15/2042	750	838
[2]	Forney Independent School District GO	0.000%	8/15/2043	1,000	437
[19]	Forney Independent School District GO	5.000%	8/15/2043	2,000	2,120
[19]	Forney Independent School District GO	5.250%	8/15/2043	1,000	1,109
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2027	360	359
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2028	235	233
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2029	720	712
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2029	335	331
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2030	720	708
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2031	500	487
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2031	780	760
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2032	580	557
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2032	340	327
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2033	400	378
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2033	820	775
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2034	450	417
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2034	870	807
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2037	1,575	1,377
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2037	435	380
	Fort Bend County TX GO	5.000%	3/1/2038	6,290	7,067
	Fort Bend County TX GO	5.000%	3/1/2042	3,770	4,113
	Fort Bend County TX GO	5.000%	3/1/2042	6,510	7,103
	Fort Bend County TX GO	5.000%	3/1/2043	3,965	4,288
	Fort Bend County TX GO	5.000%	3/1/2043	8,110	8,770
	Fort Bend County TX GO	5.000%	3/1/2044	4,170	4,484
	Fort Bend County TX GO	5.000%	3/1/2044	8,630	9,280
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2034	700	807
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2035	1,000	1,159
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2036	1,000	1,146
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2037	1,500	1,701
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2038	1,400	1,574
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2046	2,995	2,319
[19]	Fort Worth Independent School District GO	4.000%	2/15/2042	2,000	2,008
[19]	Fort Worth Independent School District GO	5.000%	2/15/2042	2,960	3,200
	Fort Worth TX GO	4.000%	3/1/2040	5,225	5,263
	Fort Worth TX GO	4.000%	3/1/2041	4,680	4,686
	Fort Worth TX GO	4.000%	3/1/2041	5,475	5,483
	Fort Worth TX GO	4.000%	3/1/2043	11,405	11,162
	Fort Worth TX GO	4.125%	3/1/2044	2,680	2,638
	Fort Worth TX Hotel Occupancy Tax Revenue (Multipurpose Arena Venue Project)	5.000%	3/1/2038	1,925	2,131
	Fort Worth TX Hotel Occupancy Tax Revenue (Multipurpose Arena Venue Project)	5.000%	3/1/2039	1,500	1,649
	Fort Worth TX Hotel Occupancy Tax Revenue (Multipurpose Arena Venue Project)	5.000%	3/1/2040	1,800	1,955
	Fort Worth TX Hotel Occupancy Tax Revenue (Multipurpose Arena Venue Project)	5.000%	3/1/2041	5,530	5,931
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2036	4,370	4,531
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/2036	2,190	2,482
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2038	3,785	3,881
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/2038	4,845	5,406
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2039	2,550	1,991
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2039	4,980	5,079
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2040	2,600	1,968

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2041	1,655	1,210
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2042	2,710	1,923
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2042	3,970	3,952
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2042	5,170	5,145
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2043	15,450	15,134
[12]	Freddie Mac Pool	4.170%	5/1/2037	5,353	5,379
[12]	Freddie Mac Pool	3.100%	2/1/2040	5,878	5,257
[12]	Freddie Mac Pool	3.450%	7/1/2040	9,819	9,206
[19]	Frenship Independent School District GO	3.000%	2/15/2034	1,585	1,586
[19]	Frenship Independent School District GO	3.000%	2/15/2036	1,000	985
[19]	Frenship Independent School District GO	3.000%	2/15/2038	1,000	948
[19]	Frisco Independent School District GO	5.000%	8/15/2026	3,430	3,491
[19]	Frisco Independent School District GO	4.000%	8/15/2030	4,075	4,136
[19]	Frisco Independent School District GO	4.000%	8/15/2033	4,500	4,549
[19]	Frisco Independent School District GO	4.000%	8/15/2034	4,735	4,776
[19]	Frisco Independent School District GO	3.000%	2/15/2037	2,500	2,400
[19]	Frisco Independent School District GO	5.000%	2/15/2041	2,500	2,728
[19]	Frisco Independent School District GO	5.000%	2/15/2042	4,000	4,324
[19]	Frisco Independent School District GO	5.000%	2/15/2043	3,000	3,221
	Frisco TX GO	5.000%	2/15/2030	7,390	8,087
	Frisco TX GO	4.000%	2/15/2039	6,385	6,573
	Frisco TX GO	4.000%	2/15/2040	5,680	5,781
	Frisco TX GO	4.000%	2/15/2041	1,145	1,156
	Frisco TX GO	4.000%	2/15/2042	1,360	1,361
	FW Chaparral PFC Local or Guaranteed Housing Revenue (Chaparral Ranch Project)	4.000%	10/1/2035	4,700	4,672
[19]	Galena Park Independent School District GO	5.000%	8/15/2026	1,050	1,069
[19]	Galena Park Independent School District GO	5.000%	8/15/2027	1,825	1,901
[19]	Galena Park Independent School District GO	5.000%	8/15/2028	1,825	1,923
[19]	Galena Park Independent School District GO	5.000%	8/15/2035	1,895	2,186
[19]	Galena Park Independent School District GO	5.000%	8/15/2036	2,850	2,977
[19]	Galena Park Independent School District GO	5.000%	8/15/2036	1,500	1,716
[19]	Galena Park Independent School District GO	5.000%	8/15/2037	2,830	2,948
[19]	Galena Park Independent School District GO	5.000%	8/15/2037	2,000	2,269
[19]	Galena Park Independent School District GO	3.000%	8/15/2038	1,990	1,833
[19]	Galena Park Independent School District GO	5.000%	8/15/2038	1,250	1,407
[19]	Galena Park Independent School District GO	5.000%	8/15/2040	1,250	1,383
[19]	Galena Park Independent School District GO	5.000%	8/15/2041	2,020	2,212
	Galveston County TX GO	4.000%	2/1/2027	1,565	1,591
	Galveston County TX GO	4.000%	2/1/2029	1,055	1,071
	Galveston County TX GO	5.000%	2/1/2030	1,195	1,228
	Galveston County TX GO	4.000%	2/1/2032	1,195	1,212
[19]	Galveston Independent School District GO	5.000%	2/1/2033	725	792
[19]	Galveston Independent School District GO	5.000%	2/1/2034	1,000	1,089
[19]	Galveston Independent School District GO	5.000%	2/1/2035	1,225	1,329
[19]	Galveston Independent School District GO	5.000%	2/1/2037	1,725	1,853
[19]	Galveston Independent School District GO	4.000%	2/1/2039	7,450	7,613
[19]	Galveston Independent School District GO	4.000%	2/1/2040	5,250	5,322
[19]	Galveston Independent School District GO, Prere.	5.000%	2/1/2030	210	230
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2034	250	280
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2036	500	552
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2037	1,430	1,566
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2041	700	762
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2043	600	642
[19]	Garland Independent School District GO	5.000%	2/15/2026	2,000	2,013
[19]	Garland Independent School District GO	5.000%	2/15/2028	2,100	2,212
[19]	Garland Independent School District GO	5.000%	2/15/2030	2,500	2,747
[19]	Garland Independent School District GO	5.000%	2/15/2033	1,405	1,477
[19]	Garland Independent School District GO	5.000%	2/15/2036	685	771
[19]	Garland Independent School District GO	5.000%	2/15/2038	1,165	1,293
[19]	Garland Independent School District GO	5.000%	2/15/2039	1,250	1,379
[19]	Garland Independent School District GO	4.000%	2/15/2040	1,375	1,394
[19]	Garland Independent School District GO	5.000%	2/15/2040	8,000	8,722
[19]	Garland Independent School District GO	5.000%	2/15/2041	9,385	10,150
[19]	Garland Independent School District GO	4.000%	2/15/2042	2,190	2,195
[19]	Garland Independent School District GO	5.000%	2/15/2042	8,815	9,455
[19]	Garland Independent School District GO	5.000%	2/15/2043	8,850	9,429
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2030	1,100	1,201
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2031	1,095	1,173
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2031	1,000	1,112
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2032	1,355	1,447

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2032	1,000	1,129
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2033	2,010	2,141
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2033	1,000	1,141
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2034	1,250	1,326
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2034	1,000	1,006
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2034	950	1,093
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2035	1,115	1,179
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2036	1,000	1,054
	Garland TX Electric Utility System Electric Power & Light Revenue	3.000%	3/1/2037	1,250	1,159
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/2037	4,000	4,002
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2037	1,000	1,051
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2044	1,000	1,021
	Garland TX GO	5.000%	2/15/2041	1,800	1,949
	Garland TX GO	5.000%	2/15/2042	2,200	2,365
[19]	Georgetown Independent School District GO	5.000%	2/15/2032	3,150	3,580
[19]	Georgetown Independent School District GO	5.000%	2/15/2033	650	749
[19]	Georgetown Independent School District GO	5.000%	2/15/2033	1,660	1,913
[19]	Georgetown Independent School District GO	5.000%	2/15/2034	1,125	1,310
[19]	Georgetown Independent School District GO	5.500%	2/15/2037	4,250	5,077
[19]	Georgetown Independent School District GO	5.500%	2/15/2038	2,300	2,725
[19]	Georgetown Independent School District GO	5.000%	2/15/2039	1,750	1,965
[19]	Georgetown Independent School District GO	5.000%	2/15/2039	1,750	1,987
[19]	Georgetown Independent School District GO	5.000%	2/15/2040	1,605	1,778
[19]	Georgetown Independent School District GO	5.000%	2/15/2040	1,900	2,127
[19]	Georgetown Independent School District GO	5.000%	2/15/2041	5,500	6,038
[19]	Georgetown Independent School District GO	5.000%	2/15/2041	2,500	2,770
[19]	Georgetown Independent School District GO	5.000%	2/15/2042	5,390	5,863
[19]	Georgetown Independent School District GO	5.000%	2/15/2042	2,350	2,578
[19]	Georgetown Independent School District GO	5.000%	2/15/2043	2,100	2,264
[19]	Georgetown Independent School District GO	5.000%	2/15/2043	1,595	1,731
[19]	Georgetown Independent School District GO	5.000%	2/15/2044	2,500	2,671
[19]	Georgetown Independent School District GO	5.000%	2/15/2044	1,350	1,453
	Georgetown TX GO	4.000%	8/15/2044	1,435	1,409
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2026	400	407
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2028	500	532
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2036	565	628
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2037	1,210	1,335
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2039	1,290	1,399
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2040	2,000	2,163
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2041	2,485	2,662
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2041	6,110	6,571
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2041	1,400	1,512
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2042	1,360	1,446
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2042	4,810	5,129
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2042	1,200	1,283
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2043	2,060	2,172
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2043	4,310	4,559
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2043	2,325	2,465
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2044	2,000	2,103
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2044	2,945	3,101
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2045	2,500	2,622
[1,4]	Georgetown TX Utility System Electric Power & Light Revenue TOB VRDO	3.320%	11/6/2025	21,565	21,565
[19]	Godley Independent School District GO	3.000%	2/15/2040	1,000	896
[19]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/2036	1,500	1,672
[19]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/2038	1,250	1,375
[19]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/2026	1,200	1,177
	Grand Parkway Transportation Corp. Highway Revenue	5.200%	10/1/2031	2,990	3,205
	Grand Parkway Transportation Corp. Highway Revenue	5.300%	10/1/2032	5,740	6,162
	Grand Parkway Transportation Corp. Highway Revenue	5.400%	10/1/2033	18,120	19,469
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2035	2,135	2,231
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2037	5,075	5,279
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	13,300	13,654
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2045	27,690	26,126
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	21,535	22,396
	Grand Prairie TX GO	5.000%	2/15/2026	500	503
	Grand Prairie TX GO	5.000%	2/15/2042	1,000	1,081
	Grayson County TX Junior College District GO	5.000%	2/15/2042	2,075	2,236
	Grayson County TX Junior College District GO	5.000%	2/15/2043	1,740	1,865
	Grayson County TX Junior College District GO	5.000%	2/15/2044	2,115	2,253

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	5.000%	3/1/2035	1,220	1,328
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2036	2,045	2,111
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2037	3,740	3,833
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2038	3,895	3,955
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2039	2,555	2,575
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2040	1,820	1,824
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2041	2,765	2,748
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2038	1,270	1,373
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2039	1,000	1,074
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2040	3,400	3,626
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2040	5,125	5,508
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2041	5,440	5,795
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2033	3,025	3,406
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2034	2,410	2,701
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2035	1,750	1,950
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2036	1,360	1,502
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2037	1,430	1,569
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2038	1,005	1,096
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2039	1,000	1,082
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2040	1,320	1,410
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2041	2,180	2,315
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2042	1,270	1,341
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2043	2,000	2,097
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2044	2,055	2,143
[1]	Greenville TX GO	4.000%	2/15/2042	2,300	2,292
[1]	Greenville TX GO	4.000%	2/15/2043	2,395	2,351
[1]	Greenville TX GO	4.000%	2/15/2044	2,490	2,407
[19]	Greenwood Independent School District GO	4.000%	2/15/2042	9,840	9,880
[19]	Greenwood Independent School District GO	4.000%	2/15/2043	10,205	10,149
[19]	Greenwood Independent School District GO	4.000%	2/15/2044	9,000	8,838
[19]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2038	3,480	3,928
[19]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2039	1,305	1,463
[19]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2040	6,240	6,760
[19]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2040	2,585	2,860
[19]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2041	6,395	6,875
[19]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2041	2,660	2,914
[19]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2042	1,000	1,087
[19]	Gregory-Portland TX Independent School District GO	4.000%	2/15/2043	16,550	16,480
[19]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2043	880	950
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2031	125	125
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2032	100	100
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2033	140	140
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2034	170	170
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2035	110	110
	Gulf Coast Authority Sewer Revenue	4.000%	10/1/2037	1,940	1,954
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2027	475	491
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2028	495	521
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2030	750	816
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2031	225	233
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2032	595	615
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2033	420	432
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2034	325	333
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2035	675	690
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2037	780	792
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2034	1,000	1,056
[2]	Hale County TX GO	5.000%	3/15/2037	1,720	1,930
[2]	Hale County TX GO	5.000%	3/15/2038	1,485	1,656
[2]	Hale County TX GO	5.000%	3/15/2039	1,900	2,106
[2]	Hale County TX GO	5.000%	3/15/2040	1,800	1,979
[2]	Hale County TX GO	5.000%	3/15/2041	2,000	2,176
[19]	Harlandale Independent School District GO	5.000%	8/15/2040	2,140	2,331
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	44,130	48,077
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2026	1,050	1,072

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2027	1,000	1,042
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2028	1,045	1,094
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2029	1,205	1,261
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2031	1,500	1,567
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2032	2,725	2,764
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2034	8,415	8,504
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2035	1,300	1,309
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,185	2,187
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	13,440	15,001
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	6,000	6,736
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,725	1,929
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	10/1/2040	4,000	3,412
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2041	2,000	1,980
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2042	2,695	2,618
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	4,900	5,213
	Harris County Flood Control District GO	4.000%	10/1/2037	4,400	4,521
	Harris County Flood Control District GO	4.000%	10/1/2039	7,790	7,884
	Harris County Flood Control District GO	5.250%	10/1/2039	2,500	2,755
	Harris County Flood Control District GO	5.250%	10/1/2040	2,375	2,601
	Harris County Flood Control District GO	4.000%	9/15/2041	1,520	1,531
	Harris County Flood Control District GO	4.000%	10/1/2045	1,040	1,013
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/2032	5,015	5,235
	Harris County Flood Control District Intergovernmental Agreement Revenue	4.000%	10/1/2037	1,640	1,666
	Harris County Hospital District GO	5.000%	2/15/2036	8,000	9,114
	Harris County Hospital District GO	5.000%	2/15/2037	9,285	10,486
	Harris County Hospital District GO	5.000%	2/15/2041	10,000	10,833
	Harris County Hospital District GO	5.000%	2/15/2042	8,190	8,785
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,860	1,870
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	69,690	72,126
[2]	Harris County Municipal Utility District No. 165 GO	3.000%	3/1/2039	1,125	1,001
[2]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/2044	3,695	3,486
	Harris County TX GO	5.000%	10/1/2027	7,415	7,740
	Harris County TX GO	5.000%	9/15/2028	525	560
	Harris County TX GO	5.000%	9/15/2028	2,500	2,666
	Harris County TX GO	5.000%	9/15/2029	1,635	1,779
[1]	Harris County TX GO	5.250%	8/15/2030	7,335	8,214
	Harris County TX GO	5.000%	10/1/2034	2,700	2,807
	Harris County TX GO	5.000%	9/15/2036	9,480	10,845
	Harris County TX GO	4.000%	10/1/2036	690	719
	Harris County TX GO	5.000%	9/15/2038	11,705	13,317
	Harris County TX GO	4.000%	9/15/2039	2,250	2,318
	Harris County TX GO	5.000%	9/15/2039	6,150	6,917
	Harris County TX GO	4.000%	9/15/2040	1,500	1,532
	Harris County TX GO	5.000%	9/15/2040	6,325	7,025
	Harris County TX GO	5.000%	9/15/2041	3,150	3,436
	Harris County TX GO	4.000%	10/1/2041	2,000	2,023
	Harris County TX GO	4.000%	9/15/2042	1,000	1,006
	Harris County TX GO	4.000%	9/15/2043	1,300	1,296
	Harris County TX GO	5.000%	9/15/2043	12,840	13,770
	Harris County TX GO	5.000%	9/15/2043	3,805	4,081
	Harris County TX GO	5.000%	9/15/2044	9,365	9,986
	Harris County TX Highway Revenue	5.000%	8/15/2034	3,120	3,123
	Harris County TX Highway Revenue	5.000%	8/15/2035	1,000	1,001
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2035	1,685	1,739
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2036	2,165	2,221
	Harris County TX Toll Road Highway Revenue	3.000%	8/15/2037	3,600	3,334
	Harris County TX Toll Road Highway Revenue	3.000%	8/15/2038	11,235	10,248
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2038	6,000	6,754
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2039	2,280	2,299
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2039	6,000	6,698
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2040	3,110	3,119
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2040	5,500	6,079
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2041	9,000	8,971
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2042	8,485	8,351
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2043	3,620	3,520
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2043	5,860	6,004
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2044	12,725	13,582
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2045	5,780	5,546
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/2031	1,155	937
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2028	2,880	2,626

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2029	5,260	4,658
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2030	6,325	5,435
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2031	1,345	1,121
[19]	Hays Consolidated Independent School District GO	5.000%	2/15/2033	640	736
[19]	Hays Consolidated Independent School District GO	4.000%	2/15/2034	1,000	1,009
[19]	Hays Consolidated Independent School District GO	5.000%	2/15/2034	1,600	1,859
[19]	Hays Consolidated Independent School District GO	5.000%	2/15/2036	2,000	2,312
[19]	Hays Consolidated Independent School District GO	5.000%	2/15/2038	3,000	3,409
[19]	Hays Consolidated Independent School District GO	5.000%	2/15/2039	2,000	2,254
[19]	Hays Consolidated Independent School District GO	5.000%	2/15/2040	1,500	1,665
[19]	Hays Consolidated Independent School District GO	5.000%	2/15/2041	4,150	4,435
[19]	Hays Consolidated Independent School District GO	5.000%	2/15/2041	2,300	2,528
[19]	Hays Consolidated Independent School District GO	5.000%	2/15/2042	4,000	4,244
[19]	Hays Consolidated Independent School District GO	5.250%	2/15/2042	1,465	1,622
	Hays County TX GO	5.000%	2/15/2026	1,145	1,152
	Hays County TX GO	5.000%	2/15/2027	1,105	1,137
	Hays County TX GO	5.000%	2/15/2029	1,830	1,885
	Hays County TX GO	5.000%	2/15/2030	1,760	1,812
	Hays County TX GO	5.000%	2/15/2030	2,175	2,240
	Hays County TX GO	5.000%	2/15/2031	3,235	3,328
	Hays County TX GO	5.000%	2/15/2031	1,590	1,636
	Hays County TX GO	5.000%	2/15/2034	1,035	1,063
	Hays County TX GO	3.000%	2/15/2038	1,565	1,442
	Hays County TX GO	3.000%	2/15/2040	1,075	948
	Hays County TX GO	3.000%	2/15/2041	1,365	1,173
[4]	Hays County TX Special Assessment Revenue	3.250%	9/15/2030	255	239
[4]	Hays County TX Special Assessment Revenue	3.750%	9/15/2040	580	522
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/2036	525	583
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/2037	350	386
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/2038	315	345
	Hidalgo County Drain District No. 1 GO	4.250%	9/1/2041	1,000	1,017
	Hidalgo County Drain District No. 1 GO	4.375%	9/1/2044	1,300	1,310
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2030	500	535
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2030	960	1,012
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2031	500	541
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2031	1,475	1,567
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2032	450	486
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2032	1,355	1,436
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2033	1,970	2,118
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2033	1,250	1,320
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2034	1,925	2,057
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2034	1,350	1,418
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2035	1,000	1,044
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2037	3,100	3,054
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2038	1,000	950
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2039	1,000	935
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2040	2,040	1,879
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	1,000	925
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	1,000	904
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2042	2,425	1,073
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2043	2,835	1,168
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2044	2,000	769
	Hidalgo County TX GO	4.000%	8/15/2035	1,450	1,499
	Hidalgo County TX GO	4.000%	8/15/2038	1,065	1,087
[19]	Houston Independent School District GO	5.000%	2/15/2026	1,905	1,917
[19]	Houston Independent School District GO	4.000%	2/15/2032	3,155	3,198
[19]	Houston Independent School District GO	5.000%	2/15/2034	8,750	10,174
[19]	Houston Independent School District GO	5.000%	2/15/2035	3,500	4,098
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2027	3,710	3,850
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	3,095	3,269
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2033	3,110	3,279
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2034	5,500	5,787
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2035	4,450	4,669
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2036	10,000	10,461
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2037	5,500	5,737
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2026	3,675	3,761
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2026	3,095	3,167
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2027	1,635	1,712
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2027	8,010	8,386
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2034	3,800	3,805

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2035	870	907
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2035	1,000	1,038
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	10,000	11,355
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2037	1,900	1,788
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2037	1,905	1,996
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2038	1,585	1,469
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2039	2,600	2,354
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2039	1,565	1,627
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2041	3,695	4,005
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2042	5,540	5,949
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2043	1,010	1,036
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2043	4,470	4,760
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2044	1,035	995
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2044	2,425	2,565
	Houston TX GO	5.000%	3/1/2026	1,535	1,546
	Houston TX GO	5.000%	3/1/2027	6,025	6,207
	Houston TX GO	5.000%	3/1/2027	125	129
	Houston TX GO	5.000%	3/1/2028	10,025	10,335
	Houston TX GO	5.000%	3/1/2028	150	158
	Houston TX GO	5.000%	3/1/2029	6,000	6,185
	Houston TX GO	5.000%	3/1/2029	500	537
	Houston TX GO	5.000%	3/1/2031	4,015	4,479
	Houston TX GO	5.000%	3/1/2032	3,840	3,867
	Houston TX GO	5.000%	3/1/2032	1,050	1,187
	Houston TX GO	4.000%	3/1/2033	5,000	5,058
	Houston TX GO	5.000%	3/1/2033	1,000	1,143
	Houston TX GO	4.000%	3/1/2035	3,000	3,027
	Houston TX GO	3.000%	3/1/2036	1,015	958
	Houston TX GO	5.000%	3/1/2036	1,000	1,150
	Houston TX GO	3.000%	3/1/2037	3,500	3,273
	Houston TX GO	3.000%	3/1/2038	3,250	2,996
	Houston TX GO	5.000%	3/1/2038	4,390	4,888
	Houston TX GO	5.000%	3/1/2038	810	902
	Houston TX GO	3.000%	3/1/2039	2,500	2,276
	Houston TX GO	5.000%	3/1/2039	1,415	1,561
	Houston TX GO	3.000%	3/1/2040	2,630	2,311
	Houston TX GO	5.000%	3/1/2040	3,000	3,264
	Houston TX GO	5.250%	3/1/2040	1,800	1,974
	Houston TX GO	3.000%	3/1/2041	3,170	2,717
	Houston TX GO	5.000%	3/1/2041	3,750	4,052
	Houston TX GO	5.000%	3/1/2041	2,870	3,101
	Houston TX GO	5.000%	3/1/2042	6,250	6,703
	Houston TX GO	5.000%	3/1/2042	2,840	3,046
	Houston TX GO	5.000%	3/1/2042	1,000	1,080
	Houston TX GO	5.000%	3/1/2043	10,000	10,667
	Houston TX GO	5.000%	3/1/2043	3,000	3,200
	Houston TX GO	5.000%	3/1/2043	1,250	1,341
	Houston TX GO	5.250%	3/1/2043	2,300	2,478
	Houston TX GO	5.000%	3/1/2044	15,345	16,298
	Houston TX GO	5.000%	3/1/2044	3,220	3,420
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2026	1,650	1,652
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2028	2,425	2,429
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/2029	440	455
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2029	1,520	1,522
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/2030	440	458
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/2031	425	445
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	3.000%	9/1/2033	315	314
[19]	Humble Independent School District GO	5.000%	2/15/2035	3,995	4,452
[19]	Humble Independent School District GO	5.000%	2/15/2038	1,850	2,116
[19]	Humble Independent School District GO	5.000%	2/15/2040	1,225	1,349
[19]	Humble Independent School District GO	3.000%	2/15/2041	2,990	2,606
[19]	Humble Independent School District GO	5.000%	2/15/2041	2,525	2,755
[19]	Humble Independent School District GO	5.000%	2/15/2041	1,750	1,923
[19]	Humble Independent School District GO	5.000%	2/15/2042	2,500	2,703
[19]	Humble Independent School District GO	5.000%	2/15/2042	2,100	2,285
[19]	Humble Independent School District GO	5.000%	2/15/2043	1,150	1,235
[19]	Humble Independent School District GO	5.000%	2/15/2043	1,475	1,590
[19]	Humble Independent School District GO	5.000%	2/15/2044	1,000	1,066
[19]	Humble Independent School District GO	5.000%	2/15/2044	2,000	2,141
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2032	1,070	1,089

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2040	6,895	7,034
[19]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2041	7,615	7,687
[19]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2042	18,200	18,144
[19]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/2043	5,010	5,356
[2]	Hutto TX GO	5.000%	8/1/2033	1,075	1,226
[2]	Hutto TX GO	5.000%	8/1/2034	1,325	1,522
[2]	Hutto TX GO	5.000%	8/1/2040	3,000	3,274
[2]	Hutto TX GO	5.000%	8/1/2041	2,000	2,167
	Hutto TX GO	5.000%	8/1/2042	3,265	3,451
[2]	Hutto TX GO	5.000%	8/1/2042	2,250	2,418
[2]	Hutto TX GO	5.000%	8/1/2043	5,250	5,609
[2]	Hutto TX GO	5.000%	8/1/2044	6,200	6,590
[19]	Irving Independent School District GO	5.000%	2/15/2027	1,615	1,663
[19]	Irving Independent School District GO	5.000%	2/15/2038	5,295	6,016
[19]	Irving Independent School District GO	5.000%	2/15/2039	4,400	4,808
[19]	Irving Independent School District GO	5.000%	2/15/2040	9,270	10,027
[19]	Irving Independent School District GO	5.000%	2/15/2041	4,000	4,311
[19]	Irving Independent School District GO	5.000%	2/15/2041	4,925	5,413
[19]	Irving Independent School District GO	5.000%	2/15/2042	8,890	9,524
[19]	Irving Independent School District GO	5.000%	2/15/2042	3,840	4,178
[19]	Irving Independent School District GO	5.000%	2/15/2043	3,820	4,069
[19]	Irving Independent School District GO	5.000%	2/15/2043	4,190	4,518
	Irving TX GO	5.000%	9/15/2026	1,940	1,977
	Irving TX GO	5.000%	9/15/2027	2,020	2,108
	Irving TX GO	5.000%	9/15/2036	1,135	1,271
	Irving TX GO	5.000%	9/15/2039	1,315	1,433
	Irving TX GO	4.000%	9/15/2040	6,050	6,172
	Irving TX GO	4.000%	9/15/2041	6,050	6,121
	Irving TX GO	4.000%	9/15/2042	6,050	6,071
	Irving TX GO	4.000%	9/15/2043	6,050	6,018
	Irving TX GO	4.000%	9/15/2044	6,050	5,925
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2027	120	122
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2028	145	149
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2029	155	161
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2030	200	208
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2031	145	150
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2032	150	155
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2033	150	155
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2034	150	155
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2035	175	180
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2036	250	256
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2037	250	254
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2038	300	304
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2039	300	303
[19]	Jacksboro Independent School District GO	5.000%	2/15/2038	2,680	2,983
[19]	Jacksboro Independent School District GO	5.000%	2/15/2039	2,820	3,117
[19]	Jacksboro Independent School District GO	5.000%	2/15/2040	2,965	3,244
[19]	Jacksboro Independent School District GO	5.000%	2/15/2041	3,115	3,384
[19]	Jarrell Independent School District GO	3.000%	8/15/2039	1,775	1,600
[19]	Jarrell Independent School District GO	3.000%	8/15/2040	2,200	1,962
[19]	Jarrell Independent School District GO	5.000%	2/15/2043	1,370	1,452
[19]	Johnson City Independent School District GO	5.000%	2/15/2039	1,835	2,035
[19]	Johnson City Independent School District GO	5.000%	2/15/2040	1,930	2,115
[19]	Johnson City Independent School District GO	5.000%	2/15/2041	2,025	2,200
[19]	Johnson City Independent School District GO	5.000%	2/15/2042	2,130	2,295
[19]	Johnson City Independent School District GO	5.000%	2/15/2043	2,240	2,397
[19]	Johnson City Independent School District GO	5.000%	2/15/2044	2,355	2,503
[4]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	4.375%	9/1/2030	328	330
[4]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	5.250%	9/1/2043	1,250	1,260
[19]	Joshua Independent School District GO	5.000%	8/15/2031	500	564
[19]	Joshua Independent School District GO	5.000%	8/15/2032	1,000	1,143
[19]	Joshua Independent School District GO	5.000%	8/15/2033	550	636
[19]	Joshua Independent School District GO	5.000%	8/15/2040	1,750	1,915
[19]	Joshua Independent School District GO	5.000%	8/15/2041	1,070	1,162
[19]	Joshua Independent School District GO	5.000%	8/15/2042	1,300	1,399
[19]	Joshua Independent School District GO	5.000%	8/15/2043	1,675	1,789
[19]	Joshua Independent School District GO	5.000%	8/15/2044	1,475	1,565
[4]	Justin TX Special Assessment Revenue	3.000%	9/1/2031	225	210

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Justin TX Special Assessment Revenue	3.375%	9/1/2041	475	390
[19]	Katy Independent School District GO	5.000%	2/15/2032	2,545	2,881
[19]	Katy Independent School District GO	5.000%	2/15/2033	2,000	2,291
[19]	Katy Independent School District GO	5.000%	2/15/2034	1,200	1,390
[19]	Katy Independent School District GO	4.000%	2/15/2039	1,000	1,023
[19]	Katy Independent School District GO	4.000%	2/15/2040	1,250	1,267
[19]	Katy Independent School District GO	5.000%	2/15/2040	3,180	3,451
[19]	Katy Independent School District GO	4.000%	2/15/2041	1,025	1,033
[19]	Katy Independent School District GO	5.000%	2/15/2041	4,500	4,845
[19]	Katy Independent School District GO	5.000%	2/15/2042	5,000	5,350
[19]	Katy Independent School District GO	5.000%	2/15/2042	4,000	4,319
[19]	Katy Independent School District GO	5.000%	2/15/2043	3,000	3,191
[19]	Katy Independent School District GO	5.000%	2/15/2043	1,725	1,850
[19]	Keller TX Independent School District GO	4.000%	8/15/2029	2,900	2,909
[19]	Kennedale Independent School District GO	4.000%	2/15/2040	1,365	1,382
[19]	Kennedale Independent School District GO	4.000%	2/15/2041	1,445	1,453
[19]	Kennedale Independent School District GO	4.000%	2/15/2042	1,425	1,417
[19]	Kennedale Independent School District GO	4.000%	2/15/2043	1,140	1,120
[19]	Kennedale Independent School District GO	5.000%	2/15/2043	2,370	2,540
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2037	1,150	1,285
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2038	1,200	1,329
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2039	1,275	1,400
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2040	1,330	1,441
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2041	2,785	2,987
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2042	2,920	3,107
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.250%	4/15/2043	1,750	1,883
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.250%	4/15/2044	2,000	2,142
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.250%	4/15/2045	7,500	8,016
[19]	Kilgore Independent School District GO	3.000%	2/15/2039	4,455	4,078
	Killeen TX GO	4.000%	8/1/2040	1,910	1,935
	Killeen TX GO	4.000%	8/1/2043	6,915	6,815
[19]	Klein Independent School District GO	5.000%	8/1/2035	2,000	2,020
[19]	Klein Independent School District GO	5.000%	8/1/2036	1,715	1,986
[19]	Klein Independent School District GO	5.000%	8/1/2037	3,000	3,023
[19]	Klein Independent School District GO	5.000%	8/1/2037	2,680	3,075
[19]	Klein Independent School District GO	5.000%	8/1/2038	1,500	1,706
[19]	Klein Independent School District GO	5.000%	8/1/2041	1,775	1,958
[19]	Klein Independent School District GO	5.000%	8/1/2042	1,400	1,528
[19]	Klein Independent School District GO	5.000%	8/1/2043	2,000	2,163
[19]	Krum Independent School District GO	5.250%	8/15/2038	2,135	2,458
[19]	Krum Independent School District GO	5.250%	8/15/2039	2,245	2,562
[19]	Krum Independent School District GO	5.250%	8/15/2040	1,365	1,541
[19]	Krum Independent School District GO	5.250%	8/15/2041	1,490	1,664
[19]	Krum Independent School District GO	5.250%	8/15/2042	1,370	1,514
[19]	Krum Independent School District GO	5.250%	8/15/2044	1,650	1,804
[1]	Kyle TX GO	5.000%	8/15/2037	350	392
[1]	Kyle TX GO	5.000%	8/15/2038	440	488
[1]	Kyle TX GO	5.000%	8/15/2039	735	807
[1]	Kyle TX GO	5.000%	8/15/2040	600	651
[1]	Kyle TX GO	5.000%	8/15/2041	560	603
[1]	Kyle TX GO	5.000%	8/15/2042	860	920
[1]	Kyle TX GO	5.000%	8/15/2043	675	716
[4]	Kyle TX Special Assessment Revenue	4.500%	9/1/2033	504	511
[4]	Kyle TX Special Assessment Revenue	5.250%	9/1/2043	1,542	1,563
[19]	La Porte TX Independent School District GO	5.000%	2/15/2037	2,500	2,813
[19]	La Porte TX Independent School District GO	5.000%	2/15/2038	2,000	2,234
[19]	La Porte TX Independent School District GO	5.000%	2/15/2039	6,790	7,530
[19]	La Porte TX Independent School District GO	5.000%	2/15/2040	2,750	3,013
[19]	La Porte TX Independent School District GO	5.000%	2/15/2041	2,880	3,129
[19]	La Porte TX Independent School District GO	5.000%	2/15/2042	3,015	3,247
[19]	La Porte TX Independent School District GO	5.000%	2/15/2043	3,155	3,376
[19]	La Vega Independent School District GO	5.000%	2/15/2039	1,000	1,104
[19]	La Vega Independent School District GO	5.000%	2/15/2040	1,075	1,179
[19]	La Vega Independent School District GO	5.000%	2/15/2041	1,905	2,074
[19]	La Vega Independent School District GO	5.000%	2/15/2042	2,000	2,159
[19]	La Vega Independent School District GO	5.000%	2/15/2043	2,080	2,229
[19]	La Vega Independent School District GO	5.000%	2/15/2044	1,445	1,536
[19]	Lake Dallas Independent School District GO	4.000%	8/15/2030	975	1,006
[19]	Lake Dallas Independent School District GO	4.000%	8/15/2031	1,115	1,149
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2028	280	289

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2029	275	286
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2030	300	315
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2031	325	344
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2032	475	475
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2033	450	447
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2034	625	572
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2035	475	464
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2036	475	458
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2038	1,025	867
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2039	1,325	1,094
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2040	900	721
[4,5]	Lakeside Place PFC TX Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.050%	11/3/2025	23,960	23,960
[4]	Lakewood Village TX Special Assessment Revenue	4.750%	9/15/2032	400	411
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2026	2,020	2,033
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2034	2,585	2,658
[19]	Lamar Consolidated Independent School District GO	3.000%	2/15/2038	2,000	1,881
[19]	Lamar Consolidated Independent School District GO	3.000%	2/15/2039	2,000	1,844
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2039	5,000	5,514
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2040	7,000	7,632
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2041	9,000	9,733
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2041	2,100	2,291
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2042	10,000	10,726
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2042	2,700	2,919
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2043	5,945	6,029
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2043	11,155	11,892
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2043	2,100	2,255
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2044	4,600	4,904
[19]	Lancaster TX Independent School District GO	4.000%	2/15/2033	1,000	1,011
	Laredo TX GO	5.000%	2/15/2037	1,000	1,109
	Laredo TX GO	5.000%	2/15/2038	1,715	1,890
	Laredo TX GO	4.000%	2/15/2039	3,085	3,148
	Laredo TX GO	4.000%	2/15/2040	3,670	3,720
	Laredo TX GO	4.125%	2/15/2041	2,340	2,375
	Laredo TX GO	4.125%	2/15/2042	4,045	4,081
	Laredo TX GO	4.250%	2/15/2043	3,270	3,303
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2034	300	308
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2035	235	240
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2036	550	560
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/2038	750	827
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2039	625	630
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/2039	550	602
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/2041	1,175	1,261
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/2042	600	639
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	1,715	1,716
[4]	Lavon TX Special Assessment Revenue	4.250%	9/15/2031	100	100
[4]	Lavon TX Special Assessment Revenue	4.375%	9/15/2031	150	150
[4]	Lavon TX Special Assessment Revenue	3.875%	9/15/2032	537	522
[4]	Lavon TX Special Assessment Revenue	5.875%	9/15/2042	1,108	1,175
[4]	Lavon TX Special Assessment Revenue	5.000%	9/15/2044	429	431
[4]	Lavon TX Special Assessment Revenue	5.125%	9/15/2044	600	607
[4]	Lavon TX Special Assessment Revenue	5.750%	9/15/2045	872	899
[19]	Leander Independent School District GO	0.000%	8/15/2031	310	261
[19]	Leander Independent School District GO	0.000%	8/15/2032	400	325
[19]	Leander Independent School District GO	0.000%	8/15/2033	540	423
[19]	Leander Independent School District GO	0.000%	8/15/2034	2,000	1,501
[19]	Leander Independent School District GO	0.000%	8/15/2035	5,500	3,939
[19]	Leander Independent School District GO	5.000%	8/15/2037	8,550	9,841
[19]	Leander Independent School District GO	5.000%	8/15/2038	16,025	18,289
[19]	Leander Independent School District GO	4.000%	2/15/2039	4,090	4,206
[19]	Leander Independent School District GO	5.000%	8/15/2039	15,355	17,368
[19]	Leander Independent School District GO	4.000%	2/15/2040	4,255	4,345
[19]	Leander Independent School District GO	5.000%	8/15/2040	6,500	7,272
[19]	Leander Independent School District GO	4.000%	2/15/2041	10,410	10,555
[19]	Leander Independent School District GO	5.000%	2/15/2042	8,830	9,477
[19]	Leander Independent School District GO	4.250%	2/15/2043	4,000	4,054
	Leander TX GO	5.000%	8/15/2042	1,490	1,624
	Leander TX GO	5.000%	8/15/2043	1,550	1,675
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,915	1,912
[19]	Lewisville Independent School District GO	5.000%	8/15/2027	4,230	4,406
[19]	Lewisville Independent School District GO	5.000%	8/15/2037	4,000	4,564

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	Lewisville Independent School District GO	5.000%	8/15/2038	1,180	1,314
[19]	Lewisville Independent School District GO	5.000%	8/15/2038	4,000	4,528
[19]	Lewisville Independent School District GO	5.000%	8/15/2042	10,000	10,778
[19]	Lewisville Independent School District GO	5.000%	8/15/2043	4,550	4,868
[19]	Lewisville Independent School District GO	5.000%	8/15/2044	1,815	1,933
	Lewisville TX GO	5.000%	2/15/2028	3,290	3,464
	Lewisville TX GO	5.000%	2/15/2036	1,440	1,641
	Lewisville TX GO	4.000%	2/15/2038	2,250	2,317
	Lewisville TX GO	4.000%	2/15/2042	2,550	2,557
[19]	Liberty Hill Independent School District GO	5.000%	2/1/2037	1,000	1,114
[19]	Liberty Hill Independent School District GO	5.000%	2/1/2038	4,990	5,456
[19]	Liberty Hill Independent School District GO	5.000%	2/1/2038	535	592
[19]	Liberty Hill Independent School District GO	5.000%	2/1/2039	4,770	5,177
[19]	Liberty Hill Independent School District GO	3.000%	2/1/2040	2,650	2,359
[19]	Liberty Hill Independent School District GO	5.000%	2/1/2040	4,850	5,205
[19]	Liberty Hill Independent School District GO	5.000%	2/1/2040	1,100	1,192
[19]	Liberty Hill Independent School District GO	3.000%	2/1/2041	2,000	1,753
[19]	Liberty Hill Independent School District GO	5.000%	2/1/2041	1,180	1,269
[19]	Liberty Hill Independent School District GO	5.000%	2/1/2042	1,945	2,059
[19]	Liberty Hill Independent School District GO	5.000%	2/1/2042	1,605	1,712
[19]	Liberty Hill Independent School District GO	5.000%	2/1/2043	1,600	1,695
[4]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/2032	694	649
[4]	Liberty Hill TX Special Assessment Revenue	3.875%	9/1/2032	211	202
[19]	Little Elm Independent School District GO	5.000%	8/15/2042	1,910	2,071
[19]	Little Elm Independent School District GO	5.000%	8/15/2043	2,070	2,226
[19]	Little Elm Independent School District GO	5.000%	8/15/2047	6,620	6,966
[19]	Longview Independent School District GO	5.000%	2/15/2040	4,000	4,425
[19]	Longview Independent School District GO	5.000%	2/15/2041	4,780	5,238
[19]	Longview Independent School District GO	5.000%	2/15/2042	9,755	10,586
[19]	Longview Independent School District GO	5.000%	2/15/2043	4,755	5,123
[19]	Longview Independent School District GO	5.000%	2/15/2044	5,585	5,973
[19]	Lovejoy Independent School District GO	5.000%	2/15/2034	1,180	1,367
[19]	Lovejoy Independent School District GO	5.000%	2/15/2035	1,250	1,458
[19]	Lovejoy Independent School District GO	5.000%	2/15/2037	1,805	2,080
[19]	Lovejoy Independent School District GO	5.000%	2/15/2038	1,700	1,942
[19]	Lovejoy Independent School District GO	5.000%	2/15/2039	2,125	2,407
[19]	Lovejoy Independent School District GO	5.000%	2/15/2040	3,100	3,457
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2032	2,000	2,263
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2033	1,750	2,002
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2037	3,125	3,509
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2039	4,750	5,181
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2040	2,855	2,877
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2040	3,440	3,743
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2041	2,975	3,207
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2042	1,250	1,326
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2043	1,480	1,558
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2044	1,650	1,730
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2045	1,675	1,752
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	15,070	15,696
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	25,040	27,610
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	1,375	1,391
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	1,750	1,884
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	1,350	1,508
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2032	2,250	2,416
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2033	3,000	3,213
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2033	1,245	1,357
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2034	2,010	2,109
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2034	4,250	4,539
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2034	1,500	1,629
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2035	3,065	3,207
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2035	4,500	4,786
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2035	1,250	1,350
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,060	1,133
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	2,400	2,601
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	3,000	3,231
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2038	1,870	2,066
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	2,000	2,116
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	8,635	9,231
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	1,000	1,086
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2039	2,190	2,400

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2040	2,710	2,847
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2040	2,570	2,766
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2040	17,345	18,393
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2040	2,000	2,171
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2041	4,250	4,441
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2041	13,475	14,195
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2041	4,250	4,613
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2041	1,000	1,077
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2042	5,350	5,753
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2042	6,000	6,407
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2042	2,000	2,145
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2043	8,000	7,874
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2043	8,650	9,223
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2043	4,000	4,235
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	3,395	3,436
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	9,250	9,818
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	5,000	5,270
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	6,655	6,993
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2034	3,015	3,329
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2036	5,250	5,723
[4]	Lowry Crossing TX Special Assessment Revenue	4.750%	9/15/2035	351	363
[4]	Lowry Crossing TX Special Assessment Revenue	5.750%	9/15/2045	275	282
	Lubbock County TX GO	4.000%	2/15/2042	2,040	2,040
	Lubbock County TX GO	4.000%	2/15/2043	2,335	2,309
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2034	1,825	1,890
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2035	4,415	4,549
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2036	3,620	3,709
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/2037	7,510	6,800
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2038	3,420	3,466
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2039	3,640	3,965
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/2040	10,095	8,566
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2040	3,820	4,125
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2041	4,010	4,301
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2042	2,000	2,130
	Lubbock TX GO	4.000%	2/15/2032	1,425	1,428
	Lubbock TX GO	4.000%	2/15/2033	1,000	1,002
	Lubbock TX GO	4.000%	2/15/2041	1,195	1,204
[19]	Lubbock-Cooper Independent School District GO	5.000%	2/15/2044	1,895	2,012
[19]	Lubbock-Cooper Independent School District GO	4.000%	2/15/2047	1,475	1,414
[19]	Lumberton Independent School District GO	3.000%	2/15/2040	1,415	1,273
[19]	Mabank Independent School District GO	5.000%	8/15/2042	2,355	2,514
	Mainland College GO	4.000%	8/15/2030	650	678
	Mainland College GO	4.000%	8/15/2031	795	830
	Mainland College GO	4.000%	8/15/2032	560	583
	Mainland College GO	4.000%	8/15/2033	510	529
	Mainland College GO	4.000%	8/15/2034	635	657
	Mainland College GO	4.000%	8/15/2035	500	514
	Mainland College GO	4.000%	8/15/2036	1,000	1,024
	Mainland College GO	4.000%	8/15/2037	750	764
	Mainland College GO	4.000%	8/15/2038	750	761
	Mainland College GO	4.000%	8/15/2039	1,680	1,696
	Mainland College GO	4.000%	8/15/2040	895	899
[19]	Malakoff Independent School District GO	2.000%	2/15/2038	2,805	2,256
[19]	Malakoff Independent School District GO	2.000%	2/15/2039	2,865	2,241
[19]	Malakoff Independent School District GO	2.000%	2/15/2040	2,920	2,191
[19]	Malakoff Independent School District GO	2.000%	2/15/2041	2,980	2,161
	Mansfield TX GO	5.000%	2/15/2039	1,000	1,091
	Mansfield TX GO	5.000%	2/15/2042	4,210	4,540
	Mansfield TX GO	5.000%	2/15/2043	4,425	4,740
	Mansfield TX GO	5.000%	2/15/2044	4,650	4,949
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/2042	1,100	1,177
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/2043	1,120	1,191
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/2044	1,010	1,069
[19]	Marble Falls Independent School District GO	5.000%	2/15/2036	2,125	2,436
[19]	Marble Falls Independent School District GO	5.000%	2/15/2037	3,430	3,889
[19]	Marble Falls Independent School District GO	5.000%	2/15/2038	4,500	5,055
[19]	McGregor Independent School District GO	5.000%	2/15/2042	1,250	1,349
[19]	McKinney Independent School District GO	5.000%	2/15/2037	2,000	2,086

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	McKinney Independent School District GO	2.000%	2/15/2040	2,000	1,501
[19]	McKinney Independent School District GO	2.000%	2/15/2041	2,000	1,450
	McKinney TX GO	5.000%	8/15/2033	275	314
	McKinney TX GO	3.500%	8/15/2034	775	784
	McKinney TX GO	3.625%	8/15/2035	780	795
	McKinney TX GO	3.750%	8/15/2037	1,065	1,081
	McKinney TX GO	3.875%	8/15/2039	1,830	1,842
	McKinney TX GO	3.875%	8/15/2040	1,900	1,904
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2032	350	397
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2033	700	793
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2034	500	563
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2035	570	637
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2036	1,000	1,110
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2037	750	828
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2038	750	823
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2039	1,000	1,090
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2040	725	784
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2042	1,000	1,066
[19]	Medina Valley Independent School District GO	5.000%	2/15/2041	8,390	9,074
[19]	Medina Valley Independent School District GO	5.000%	2/15/2042	11,475	12,315
[19]	Medina Valley Independent School District GO	5.000%	2/15/2043	5,000	5,327
[19]	Melissa Independent School District GO	5.000%	2/1/2032	500	564
[19]	Melissa Independent School District GO	5.000%	2/1/2033	600	686
[19]	Melissa Independent School District GO	5.000%	2/1/2034	1,000	1,150
[19]	Melissa Independent School District GO	5.000%	2/1/2041	1,350	1,473
[19]	Melissa Independent School District GO	5.000%	2/1/2042	1,000	1,078
[19]	Melissa Independent School District GO	5.000%	2/1/2042	1,320	1,428
[19]	Melissa Independent School District GO	5.000%	2/1/2043	1,790	1,923
[19]	Melissa Independent School District GO	5.000%	2/1/2044	1,775	1,892
[7]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/2030	338	3
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/2044	3,000	3,049
[19]	Midland Independent School District GO	5.000%	2/15/2037	1,070	1,196
[19]	Midland Independent School District GO	4.000%	2/15/2039	4,500	4,610
[19]	Midland Independent School District GO	4.000%	2/15/2040	1,985	2,009
[19]	Midland Independent School District GO	4.000%	2/15/2041	2,900	2,913
[19]	Midland Independent School District GO	4.000%	2/15/2042	12,855	12,817
[19]	Midland Independent School District GO	4.000%	2/15/2043	23,945	23,725
[19]	Midland Independent School District GO	4.000%	2/15/2044	20,000	19,539
	Midland TX GO	4.000%	2/15/2038	3,000	3,116
	Midland TX GO	4.000%	2/15/2040	4,450	4,527
	Midland TX GO	4.000%	2/15/2041	7,000	7,063
	Midland TX GO	4.000%	3/1/2042	1,050	1,049
[4]	Midlothian TX Special Assessment Revenue	4.375%	9/15/2027	67	67
[4]	Midlothian TX Special Assessment Revenue	4.750%	9/15/2032	250	256
	Mont Belvieu TX GO	4.000%	8/15/2037	1,745	1,791
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2031	525	526
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2032	685	686
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2033	710	711
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2034	1,520	1,522
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2036	1,110	1,111
	Montgomery County TX GO	4.000%	3/1/2029	11,625	11,981
	Montgomery County TX GO	4.000%	3/1/2030	13,500	13,905
	Montgomery County TX GO	5.000%	3/1/2032	12,000	12,070
	Montgomery County TX GO	5.000%	3/1/2036	2,750	3,164
	Montgomery County TX GO	5.000%	3/1/2037	2,665	3,033
	Montgomery County TX GO	5.000%	3/1/2038	5,595	6,314
	Montgomery County TX GO	5.000%	3/1/2039	6,050	6,771
	Montgomery County TX GO	5.000%	3/1/2040	2,500	2,758
	Montgomery County TX GO	5.000%	3/1/2041	5,850	6,402
[19]	Montgomery Independent School District GO	5.000%	2/15/2031	1,350	1,504
[19]	Montgomery Independent School District GO	5.000%	2/15/2032	1,715	1,942
[19]	Montgomery Independent School District GO	5.000%	2/15/2033	1,880	2,157
[19]	Montgomery Independent School District GO	5.000%	2/15/2040	4,395	4,730
[19]	New Braunfels Independent School District GO	3.000%	2/1/2039	2,970	2,714
[19]	New Caney Independent School District GO	5.000%	2/15/2027	1,000	1,028
[19]	New Caney Independent School District GO	5.000%	2/15/2028	525	553
[19]	New Caney Independent School District GO	5.000%	2/15/2029	1,300	1,398
[19]	New Caney Independent School District GO	5.000%	2/15/2039	1,300	1,447
[19]	New Caney Independent School District GO	5.000%	2/15/2040	3,500	3,852
[19]	New Caney Independent School District GO	5.000%	2/15/2041	3,850	4,204

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	New Caney Independent School District GO	5.000%	2/15/2041	1,000	1,097
[19]	New Caney Independent School District GO	5.000%	2/15/2042	4,150	4,489
[19]	New Caney Independent School District GO	5.000%	2/15/2042	1,000	1,086
[19]	New Caney Independent School District GO	5.000%	2/15/2043	1,650	1,772
[19]	New Caney Independent School District GO PUT	4.000%	8/15/2027	1,280	1,302
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	2,450	2,488
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,500	2,594
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	2,000	2,076
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2033	3,125	3,155
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2034	3,310	3,335
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.750%	7/1/2035	8,135	8,223
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	3,000	3,015
[6]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	1/1/2036	3,520	3,844
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	8,340	8,369
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	2,845	2,847
[6]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	1/1/2040	1,000	1,049
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	8/15/2040	4,850	5,488
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	8/15/2041	3,050	3,417
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	8/15/2042	3,025	3,352
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	3,270	3,592
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	3,605	3,931
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.250%	7/1/2045	19,655	18,783
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	6.750%	7/1/2044	2,720	2,784
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/2032	840	790
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/2037	1,155	1,052
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/2042	1,825	1,524
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Senior Living - The Langford Project)	5.375%	11/15/2036	100	96
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Senior Living - The Langford Project)	5.500%	11/15/2046	100	87
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.500%	10/1/2033	720	771
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/2034	1,500	1,506
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/2029	1,390	1,391
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/2035	1,400	1,401
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2031	315	337
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2032	665	718
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2033	695	754
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2034	585	636
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2035	610	661
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2040	2,200	2,293
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/2030	2,005	2,015
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/2045	2,000	2,079
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	1,180	1,184
[4,5]	New Hope Cultural Education Facilities Finance Corp. Revenue TOB VRDO	4.050%	11/3/2025	68,110	68,110
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2027	1,485	1,490
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2028	1,560	1,565
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	1,640	1,645
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	1,470	1,475
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2035	1,230	1,404
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2035	750	846
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2036	9,000	9,029
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2036	1,620	1,832
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2037	900	1,009
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2037	740	820
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	1,200	1,334
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	700	770
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2039	1,000	1,103

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2039	700	763
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2040	1,100	1,194
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2041	1,300	1,402
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2041	1,100	1,175
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2042	760	812
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2042	1,000	1,060
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2043	745	791
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2043	1,000	1,050
	North East Texas Regional Mobility Authority Highway Revenue, ETM	5.000%	1/1/2026	1,415	1,419
[19]	North East TX Independent School District GO	5.000%	8/1/2033	1,440	1,671
[19]	North East TX Independent School District GO	5.000%	8/1/2034	5,500	6,443
[19]	North East TX Independent School District GO	4.000%	8/1/2035	1,250	1,275
[19]	North East TX Independent School District GO	5.000%	8/1/2035	3,750	4,326
[19]	North East TX Independent School District GO	5.000%	8/1/2036	4,000	4,575
[19]	North East TX Independent School District GO	3.000%	8/1/2038	1,200	1,128
[2]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2034	375	395
[2]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/2035	750	733
[2]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/2036	590	564
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/2031	243	235
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.250%	9/15/2031	3,153	3,161
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.750%	9/15/2041	14,655	14,026
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/2040	3,300	2,474
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	5.000%	6/1/2041	4,605	5,050
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	5.000%	6/1/2042	4,835	5,248
	North Texas Municipal Water District Water Revenue	5.000%	6/1/2041	5,000	5,475
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/2035	1,075	1,053
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/2037	4,490	4,183
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	115	115
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	70	70
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	11,735	11,775
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	17,175	17,629
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	4,810	5,150
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	6,495	6,516
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	1,925	1,931
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	6,180	6,740
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	9,285	9,314
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	2,350	2,611
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	3,465	3,844
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2032	13,500	13,643
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	3,615	3,627
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	6,180	6,980
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	10,000	11,264
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2033	2,575	2,599
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2033	2,000	2,076
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	2,415	2,474
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	835	956
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	1,250	1,431
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	11,710	13,317
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2034	2,035	2,052
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2034	2,000	2,065
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	1,500	1,505
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	4,275	4,378
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	7,050	8,156
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	1,500	1,564
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	8,935	10,259
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	6,905	7,988
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2035	3,000	3,021
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	1,025	1,028
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	5,025	5,141
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	2,130	2,215
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	13,245	13,302
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	3,100	3,117
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	1,345	1,373
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	1,930	1,936
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	7,045	7,198
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	2,955	3,066
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	10,000	10,023
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	3,000	3,012

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	37,490	38,099
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	3,300	3,343
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	10,200	10,408
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2038	20,000	18,635
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2038	3,105	3,109
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2038	2,500	2,517
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	11,285	11,686
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	500	502
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	9,500	10,327
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/2040	11,250	11,415
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2040	11,265	12,106
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2041	1,885	1,824
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	1,500	1,616
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	3,000	3,260
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2042	5,575	6,113
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	32,685	33,372
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	1,250	1,338
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2044	1,545	1,489
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2044	4,275	4,629
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	25,000	13,413
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2028	1,500	1,404
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	7,000	6,155
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2031	15,195	12,953
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2032	15,860	13,092
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2033	13,000	10,364
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2034	43,080	33,067
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2035	12,500	9,198
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	10,000	7,017
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2037	7,310	4,891
[19]	Northside Independent School District GO	5.000%	8/1/2037	1,000	1,108
[19]	Northside Independent School District GO	5.000%	8/1/2039	1,000	1,094
[19]	Northside Independent School District GO	3.000%	6/1/2040	1,000	884
[19]	Northside Independent School District GO	5.000%	8/1/2040	1,485	1,615
[19]	Northside Independent School District GO	5.000%	8/15/2040	1,500	1,644
[19]	Northside Independent School District GO	5.000%	8/1/2041	3,000	3,237
[19]	Northside Independent School District GO	5.000%	8/1/2042	2,165	2,317
[19]	Northside Independent School District GO	5.000%	8/15/2042	1,500	1,615
[19]	Northside Independent School District GO PUT	3.000%	8/1/2026	9,840	9,832
[19]	Northside Independent School District GO PUT	2.000%	6/1/2027	4,145	4,078
[19]	Northwest Independent School District GO	5.000%	2/15/2032	1,000	1,135
[19]	Northwest Independent School District GO	5.000%	2/15/2033	1,175	1,352
[19]	Northwest Independent School District GO	5.000%	2/15/2034	1,500	1,716
[19]	Northwest Independent School District GO	5.000%	2/15/2039	2,000	2,183
[19]	Northwest Independent School District GO	5.000%	2/15/2039	1,035	1,143
[19]	Northwest Independent School District GO	5.000%	2/15/2039	1,985	2,166
[19]	Northwest Independent School District GO	4.000%	2/15/2040	1,550	1,566
[19]	Northwest Independent School District GO	5.000%	2/15/2040	2,055	2,220
[19]	Northwest Independent School District GO	5.000%	2/15/2040	4,500	4,862
[19]	Northwest Independent School District GO	5.000%	2/15/2041	4,800	5,146
[19]	Northwest Independent School District GO	5.000%	2/15/2041	1,125	1,217
[19]	Northwest Independent School District GO	4.000%	2/15/2042	7,000	6,922
[19]	Northwest Independent School District GO	5.000%	2/15/2042	1,735	1,861
[19]	Northwest Independent School District GO	5.000%	2/15/2042	1,960	2,102
[19]	Northwest Independent School District GO	4.000%	2/15/2043	5,800	5,648
[19]	Northwest Independent School District GO	5.000%	2/15/2043	2,705	2,878
[19]	Northwest Independent School District GO	5.000%	2/15/2043	1,840	1,958
[19]	Northwest Independent School District GO	5.000%	2/15/2044	4,090	4,324
[19]	Northwest Independent School District GO	5.000%	2/15/2044	2,635	2,786
	Nueces County TX GO	4.000%	2/15/2034	480	502
	Nueces County TX GO	4.000%	2/15/2036	640	658
	Nueces County TX GO	4.000%	2/15/2039	1,250	1,259
	Odessa Junior College District GO	5.000%	8/15/2026	770	783
	Odessa Junior College District GO	5.000%	8/15/2028	660	688
	Odessa Junior College District GO	4.000%	8/15/2035	2,170	2,192
	Odessa Junior College District GO	4.000%	8/15/2037	2,885	2,904
	Odessa TX GO	3.000%	3/1/2033	5,355	5,124
	Odessa TX GO	3.000%	3/1/2034	2,685	2,523
	Odessa TX GO	3.000%	3/1/2035	2,425	2,232
[19]	Palacios Independent School District GO	4.000%	2/15/2033	2,995	3,175
[19]	Palacios Independent School District GO	4.000%	2/15/2034	3,115	3,288

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	Palacios Independent School District GO	4.000%	2/15/2035	3,240	3,401
[19]	Pampa Independent School District GO	5.000%	8/15/2039	1,000	1,112
[19]	Pampa Independent School District GO	5.000%	8/15/2041	2,280	2,490
[19]	Pampa Independent School District GO	5.000%	8/15/2043	1,045	1,121
[19]	Pampa Independent School District GO	5.000%	8/15/2044	1,340	1,427
[19]	Pasadena Independent School District GO	5.000%	2/15/2040	3,280	3,550
[19]	Pasadena Independent School District GO	5.000%	2/15/2041	1,585	1,701
[19]	Pasadena Independent School District GO	5.000%	2/15/2042	1,000	1,065
[19]	Pasadena Independent School District GO	5.000%	2/15/2043	3,500	3,708
[19]	Pearland Independent School District GO	5.000%	2/15/2031	825	830
[19]	Pearland Independent School District GO	5.000%	2/15/2042	7,140	7,429
[19]	Pearland Independent School District GO, Prere.	5.000%	2/15/2026	175	176
[2]	Pearland TX GO	5.000%	9/1/2031	510	571
[2]	Pearland TX GO	5.000%	9/1/2032	735	834
	Pearland TX GO	5.000%	9/1/2032	325	368
	Pearland TX GO	5.000%	9/1/2033	645	737
[2]	Pearland TX GO	5.000%	9/1/2034	540	617
	Pearland TX GO	5.000%	9/1/2034	1,015	1,169
[2]	Pearland TX GO	5.000%	9/1/2035	565	641
	Pearland TX GO	5.000%	9/1/2035	1,165	1,346
[2]	Pearland TX GO	5.000%	9/1/2036	605	681
	Pearland TX GO	5.000%	9/1/2036	1,300	1,489
	Pearland TX GO	5.000%	9/1/2037	1,945	2,207
[2]	Pearland TX GO	5.250%	9/1/2037	460	523
	Pearland TX GO	5.000%	9/1/2038	870	979
[2]	Pearland TX GO	5.250%	9/1/2038	475	536
	Pearland TX GO	5.000%	9/1/2039	725	808
[2]	Pearland TX GO	5.250%	9/1/2039	1,020	1,144
	Pearland TX GO	5.000%	9/1/2040	900	993
[2]	Pearland TX GO	5.250%	9/1/2040	1,070	1,190
[2]	Pearland TX GO	5.250%	9/1/2041	1,000	1,105
	Pearland TX GO	5.250%	9/1/2041	800	895
[2]	Pearland TX GO	5.250%	9/1/2042	1,000	1,097
	Pearland TX GO	5.250%	9/1/2042	1,050	1,165
[2]	Pearland TX GO	5.250%	9/1/2043	700	763
	Pearland TX GO	5.250%	9/1/2043	1,480	1,627
	Pearland TX GO	5.250%	9/1/2044	1,000	1,091
	Pearland TX GO	5.250%	9/1/2045	770	837
	Pearland TX GO, Prere.	5.000%	3/1/2026	7,290	7,338
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2028	1,250	1,316
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2029	1,240	1,305
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2035	1,275	1,333
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2036	1,000	1,042
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2037	1,300	1,350
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2037	1,000	1,072
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2038	1,500	1,602
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2039	1,500	1,594
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2040	1,100	1,164
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2034	13,000	15,232
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2036	10,000	11,835
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2037	10,740	12,744
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	21,945	26,051
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2039	18,875	22,370
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/2041	3,250	3,281
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2041	11,030	12,079
[19]	Pflugerville Independent School District GO	5.000%	2/15/2032	5,160	5,433
[19]	Pflugerville Independent School District GO	5.000%	2/15/2035	5,000	5,505
	Pflugerville Independent School District GO	5.000%	2/15/2035	1,500	1,674
	Pflugerville Independent School District GO	5.000%	2/15/2036	3,300	3,650
[19]	Pflugerville Independent School District GO	5.000%	2/15/2039	120	120
	Pflugerville Independent School District GO	4.000%	2/15/2044	1,370	1,330
[19]	Pflugerville Independent School District GO, Prere.	5.000%	2/15/2026	2,885	2,902
	Pflugerville TX GO	4.000%	8/1/2038	1,770	1,811
	Pflugerville TX GO	4.000%	8/1/2039	1,930	1,963
	Pflugerville TX GO	5.000%	8/1/2040	1,300	1,402
	Pflugerville TX GO	5.000%	8/1/2040	3,445	3,715
	Pflugerville TX GO	4.000%	8/1/2041	890	890
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2032	234	245
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2032	258	271
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2035	318	331

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2035	412	430
[4]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/2042	716	725
[4]	Pilot Point TX Special Assessment Revenue	6.125%	9/15/2045	680	704
[4]	Pilot Point TX Special Assessment Revenue	6.125%	9/15/2045	1,000	1,035
[19]	Plano Independent School District GO	5.000%	2/15/2029	10,000	10,734
[19]	Plano Independent School District GO	5.000%	2/15/2031	11,680	13,070
[19]	Plano Independent School District GO	5.000%	2/15/2032	10,000	11,339
[19]	Plano Independent School District GO	5.000%	2/15/2041	2,280	2,500
	Plano Independent School District GO	5.000%	2/15/2043	10,190	10,753
	Plano TX GO	4.000%	9/1/2041	4,875	4,889
[19]	Port Arthur Independent School District GO	4.000%	2/15/2030	2,060	2,067
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2027	1,000	1,043
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2029	1,750	1,901
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2035	1,525	1,596
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2037	3,355	3,458
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2040	4,150	4,481
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2041	5,000	5,351
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2042	3,800	4,031
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2043	7,500	7,893
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2046	11,365	10,626
[19]	Port Neches-Groves TX Independent School District GO	2.000%	2/15/2039	2,305	1,742
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	4.000%	12/1/2035	1,655	1,687
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/2036	1,280	1,337
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/2037	1,500	1,561
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/2038	1,200	1,245
[19]	Princeton Independent School District GO	5.000%	2/15/2037	650	731
[19]	Princeton Independent School District GO	5.000%	2/15/2038	955	1,065
[19]	Princeton Independent School District GO	5.000%	2/15/2039	800	885
[19]	Princeton Independent School District GO	5.000%	2/15/2040	930	1,018
[19]	Princeton Independent School District GO	5.000%	2/15/2041	1,250	1,355
[19]	Princeton Independent School District GO	5.000%	2/15/2044	1,240	1,320
[19]	Princeton Independent School District GO	5.000%	2/15/2045	1,365	1,450
[19]	Prosper Independent School District GO	5.000%	2/15/2037	2,270	2,361
[19]	Prosper Independent School District GO	3.000%	2/15/2038	4,605	4,286
[19]	Prosper Independent School District GO	3.000%	2/15/2041	4,635	4,081
[19]	Prosper Independent School District GO PUT	4.000%	8/15/2026	1,995	2,008
[19]	Rankin Independent School District GO	5.000%	2/15/2030	1,000	1,075
[19]	Rankin Independent School District GO	5.000%	2/15/2031	1,460	1,566
[19]	Rankin Independent School District GO	5.000%	2/15/2032	1,320	1,413
[19]	Rankin Independent School District GO	5.000%	2/15/2034	640	657
[19]	Red Oak Independent School District GO	5.000%	2/15/2039	2,365	2,623
[19]	Red Oak Independent School District GO	5.000%	2/15/2040	2,485	2,723
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2026	985	990
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2027	900	905
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2028	805	808
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2029	1,420	1,426
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	4.000%	6/1/2036	1,000	947
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2035	20,000	23,326
[19]	Richardson Independent School District GO	5.000%	2/15/2038	3,000	3,283
[19]	Richardson Independent School District GO	3.000%	2/15/2039	1,000	932
[19]	Richardson Independent School District GO	5.000%	2/15/2040	4,340	4,679
[19]	Richardson Independent School District GO	3.000%	2/15/2041	1,000	881
[19]	Richardson Independent School District GO	5.000%	2/15/2041	3,510	3,761
[19]	Richardson Independent School District GO	5.000%	2/15/2042	3,300	3,512
[19]	Rockwall Independent School District GO	5.000%	2/15/2038	1,450	1,611
	Round Rock Independent School District GO	3.000%	8/1/2034	2,010	1,947
[19]	Round Rock Independent School District GO	5.000%	8/1/2042	17,855	19,569
[19]	Round Rock Independent School District GO	5.000%	8/1/2043	8,000	8,685
[1]	Royse City TX GO	4.125%	8/15/2042	1,000	1,003
[19]	Royse City TX Independent School District GO	5.000%	2/15/2040	5,415	5,904
[19]	Royse City TX Independent School District GO	5.000%	2/15/2041	2,500	2,704
[6]	Royse City TX Special Assessment Revenue	4.625%	9/15/2035	825	822
[4,6]	Royse City TX Special Assessment Revenue	5.375%	9/15/2035	675	673
[6]	Royse City TX Special Assessment Revenue	5.750%	9/15/2045	2,993	2,984
[4,6]	Royse City TX Special Assessment Revenue	6.500%	9/15/2045	2,607	2,599
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2026	7,000	7,091
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2027	1,805	1,863
[19]	San Angelo Independent School District GO	5.000%	2/15/2042	5,250	5,721
[19]	San Angelo Independent School District GO	5.000%	2/15/2044	6,000	6,438
	San Antonio Housing Trust Public Facility Co. Local or Guaranteed Housing Revenue	4.550%	3/1/2043	4,560	4,658

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/2043	1,570	1,591
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.430%	4/1/2043	2,335	2,358
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2033	2,110	2,084
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2035	2,425	2,319
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2036	2,580	2,441
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2037	720	674
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2038	2,805	2,588
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2039	2,985	2,727
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2040	3,125	2,750
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2041	3,295	2,823
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2033	20,000	22,534
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2034	17,500	19,602
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2035	21,625	24,064
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2036	35,700	39,478
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2037	36,485	40,103
[2]	San Antonio River Authority Wastewater System Sewer Revenue	3.000%	1/1/2046	1,245	971
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2027	11,870	12,192
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	14,645	15,398
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2029	4,615	4,619
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2029	5,695	5,930
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	1,620	1,774
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2031	1,120	1,118
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2031	32,480	32,493
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	2,165	2,415
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	4,460	4,529
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	4,185	4,743
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2033	5,000	5,033
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2034	10,500	10,561
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2034	16,005	17,322
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2034	5,850	6,005
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2035	18,405	19,821
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2035	1,265	1,475
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	4,000	4,094
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	1,760	1,885
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2037	15,845	16,889
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2037	2,720	2,780
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2039	4,250	4,335
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2039	7,000	7,870
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2039	5,000	5,622
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	2,470	2,617
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	3,500	3,850
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	3,500	3,850
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	1,750	1,925
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	6,730	7,436
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	3,910	4,320
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2041	5,000	5,029
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	3,000	3,275
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	1,750	1,911
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	6,000	6,577
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	1,705	1,869
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	5,000	5,419
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	3,000	3,251
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	14,120	15,360
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	4,000	4,351
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2043	2,695	2,655
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2043	10,000	9,685
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	7,500	8,064
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	3,000	3,226
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	15,310	16,516
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	4,000	4,315
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2043	6,230	6,822
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	6,730	7,187
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	2,720	2,905
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	9,000	9,640
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	3,000	3,213
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2044	4,000	4,351
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2046	7,000	7,217
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/2025	6,080	6,071
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/2026	5,700	5,555
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	10,240	10,288

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	9,015	8,716
[6]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	25,350	25,330
[6]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	57,570	57,513
	San Antonio TX GO	5.000%	2/1/2032	1,500	1,695
	San Antonio TX GO	5.000%	2/1/2032	1,750	1,978
	San Antonio TX GO	5.000%	2/1/2033	1,500	1,715
	San Antonio TX GO	5.000%	2/1/2033	2,500	2,858
	San Antonio TX GO	5.000%	2/1/2034	3,555	4,095
	San Antonio TX GO	5.000%	2/1/2034	11,445	13,184
	San Antonio TX GO	5.000%	2/1/2035	3,740	4,335
	San Antonio TX GO	5.000%	2/1/2035	11,260	13,052
	San Antonio TX GO	4.000%	8/1/2035	7,000	7,148
	San Antonio TX GO	4.000%	8/1/2035	2,355	2,469
	San Antonio TX GO	5.000%	2/1/2036	4,320	4,992
	San Antonio TX GO	5.000%	2/1/2036	1,925	2,224
	San Antonio TX GO	5.000%	2/1/2037	3,410	3,905
	San Antonio TX GO	5.000%	2/1/2037	2,020	2,313
	San Antonio TX GO	3.000%	8/1/2038	2,625	2,393
	San Antonio TX GO	5.000%	2/1/2039	2,125	2,356
	San Antonio TX GO	5.000%	2/1/2039	2,360	2,656
	San Antonio TX GO	5.000%	2/1/2039	2,235	2,515
	San Antonio TX GO	3.000%	8/1/2039	2,705	2,409
	San Antonio TX GO	5.000%	2/1/2040	2,250	2,462
	San Antonio TX GO	5.000%	2/1/2041	3,000	3,257
	San Antonio TX GO	4.000%	2/1/2042	2,220	2,226
	San Antonio TX GO	5.000%	2/1/2042	5,000	5,394
	San Antonio TX GO	5.000%	2/1/2043	7,075	7,591
	San Antonio TX GO	5.000%	2/1/2044	6,710	7,153
[4]	San Antonio TX Housing Trust Public Facility Corp. Multifamily Housing Revenue TOB VRDO	4.050%	11/3/2025	18,000	18,000
[19]	San Antonio TX Independent School District GO	5.000%	8/15/2032	3,000	3,436
[19]	San Antonio TX Independent School District GO	5.000%	8/15/2033	2,605	3,021
[19]	San Antonio TX Independent School District GO	5.000%	8/15/2034	2,600	3,042
[19]	San Antonio TX Independent School District GO	5.000%	8/15/2035	3,300	3,881
[19]	San Antonio TX Independent School District GO	5.000%	8/15/2036	6,685	7,789
[19]	San Antonio TX Independent School District GO	5.000%	8/15/2037	6,650	7,679
[19]	San Antonio TX Independent School District GO	3.000%	8/15/2038	1,170	1,068
[19]	San Antonio TX Independent School District GO	5.000%	8/15/2038	5,655	6,474
[19]	San Antonio TX Independent School District GO	5.000%	8/15/2041	2,400	2,665
[19]	San Antonio TX Independent School District GO	5.000%	8/15/2042	1,265	1,390
[19]	San Antonio TX Independent School District GO	5.000%	8/15/2043	1,425	1,550
	San Antonio Water System Water Revenue	5.000%	5/15/2032	1,115	1,154
	San Antonio Water System Water Revenue	5.000%	5/15/2033	6,230	6,358
	San Antonio Water System Water Revenue	5.000%	5/15/2033	1,750	2,017
	San Antonio Water System Water Revenue	5.000%	5/15/2034	12,930	13,187
	San Antonio Water System Water Revenue	5.000%	5/15/2035	6,500	6,623
	San Antonio Water System Water Revenue	5.000%	5/15/2035	2,670	2,799
	San Antonio Water System Water Revenue	5.000%	5/15/2036	4,370	4,569
	San Antonio Water System Water Revenue	5.000%	5/15/2037	5,085	5,303
	San Antonio Water System Water Revenue	5.000%	5/15/2037	9,460	10,777
	San Antonio Water System Water Revenue	5.000%	5/15/2038	5,500	5,718
	San Antonio Water System Water Revenue	5.000%	5/15/2038	1,125	1,194
	San Antonio Water System Water Revenue	4.000%	5/15/2040	6,715	6,764
	San Antonio Water System Water Revenue	4.000%	5/15/2040	2,435	2,446
	San Antonio Water System Water Revenue	4.000%	5/15/2042	8,750	8,666
	San Antonio Water System Water Revenue	5.000%	5/15/2043	9,725	9,959
	San Antonio Water System Water Revenue	5.000%	5/15/2044	3,800	4,059
	San Antonio Water System Water Revenue	5.000%	5/15/2045	5,750	6,118
	San Antonio Water System Water Revenue PUT	1.000%	11/1/2026	8,335	8,130
[19]	San Augustine Independent School District GO	5.000%	2/15/2026	1,360	1,368
	San Jacinto Community College District GO	4.000%	2/15/2035	750	781
	San Jacinto Community College District GO	4.000%	2/15/2036	700	723
[19]	San Marcos Consolidated Independent School District GO	5.000%	8/15/2041	5,445	5,912
[19]	San Marcos Consolidated Independent School District GO	5.000%	8/15/2043	7,725	8,254
	San Marcos TX GO	4.000%	8/15/2036	1,280	1,329
	San Marcos TX GO	4.000%	8/15/2044	1,050	1,004
[19]	Sanger Independent School District GO	4.000%	8/15/2038	1,470	1,514
[19]	Sanger Independent School District GO	4.000%	8/15/2039	1,630	1,668
[19]	Sanger Independent School District GO	4.000%	8/15/2040	3,595	3,661
[19]	Sanger Independent School District GO	4.000%	8/15/2041	4,820	4,878
[19]	Sanger Independent School District GO	4.000%	8/15/2042	3,525	3,536

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	Sheldon Independent School District GO	5.000%	2/15/2045	3,480	3,670
	Sherman TX GO	5.000%	8/15/2048	3,395	3,545
[19]	Sherman TX Independent School District GO	5.000%	2/15/2039	1,000	1,036
[19]	Sherman TX Independent School District GO	5.000%	2/15/2040	4,000	4,369
[19]	Sherman TX Independent School District GO	5.000%	2/15/2041	5,215	5,650
[19]	Sherman TX Independent School District GO	5.000%	2/15/2043	5,245	5,598
[19]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2037	400	449
[19]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2038	515	573
[19]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2039	700	774
[19]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2040	2,750	3,009
[19]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2041	865	940
[19]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2042	1,000	1,078
[19]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2043	1,235	1,320
	Smith County TX GO	4.000%	8/15/2037	5,460	5,631
	Smith County TX GO	5.000%	8/15/2043	7,000	7,396
[19]	Socorro Independent School District GO	4.000%	8/15/2031	9,000	9,173
[19]	Socorro Independent School District GO	5.000%	8/15/2034	4,605	4,859
[19]	Socorro Independent School District GO	5.000%	8/15/2035	4,435	4,657
[19]	Socorro Independent School District GO	5.000%	8/15/2036	4,305	4,504
[19]	Socorro Independent School District GO	5.000%	8/15/2039	9,585	9,942
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2028	745	773
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2029	1,615	1,672
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2032	1,375	1,572
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2034	1,825	2,103
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	4.000%	10/1/2035	2,200	2,218
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	4.000%	10/1/2036	2,710	2,723
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2037	1,000	1,117
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2028	560	593
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2029	200	216
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2030	500	549
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2031	425	445
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2033	450	466
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2034	225	232
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2035	225	231
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2036	350	358
[19]	Southwest Independent School District GO	5.000%	2/1/2035	1,000	1,114
[19]	Southwest Independent School District GO	5.000%	2/1/2036	600	664
[19]	Southwest Independent School District GO	3.000%	2/1/2037	3,000	2,833
[19]	Southwest Independent School District GO	5.000%	2/1/2037	1,035	1,142
[19]	Southwest Independent School District GO	3.000%	2/1/2038	4,000	3,721
[19]	Southwest Independent School District GO	5.000%	2/1/2038	875	959
[19]	Southwest Independent School District GO	3.000%	2/1/2039	3,000	2,742
[19]	Southwest Independent School District GO	5.000%	2/1/2039	1,615	1,760
[19]	Southwest Independent School District GO	5.000%	2/1/2040	2,000	2,162
[19]	Southwest Independent School District GO	5.000%	2/1/2041	2,250	2,416
[19]	Southwest Independent School District GO	4.000%	2/1/2043	1,400	1,395
[19]	Spring Branch Independent School District GO	5.000%	2/1/2028	4,310	4,537
[19]	Spring Branch Independent School District GO	5.000%	2/1/2038	1,500	1,711
[19]	Spring Branch Independent School District GO	5.000%	2/1/2039	2,000	2,262
[19]	Spring Branch Independent School District GO	4.000%	2/1/2040	4,845	4,954
[19]	Spring Branch Independent School District GO	5.000%	2/1/2040	2,000	2,231
[19]	Spring Branch Independent School District GO	5.000%	2/1/2041	2,000	2,212
[19]	Spring Branch Independent School District GO	4.000%	2/1/2042	3,565	3,585
[19]	Spring Branch Independent School District GO	5.000%	2/1/2042	1,725	1,891
[19]	Spring Branch Independent School District GO	4.000%	2/1/2044	4,015	3,950
[19]	Spring Branch Independent School District GO	4.000%	2/1/2045	6,160	6,014
[19]	Spring Independent School District GO	5.000%	8/15/2033	8,565	8,678
[19]	Spring Independent School District GO	5.000%	8/15/2034	8,995	9,102
[19]	Spring Independent School District GO	5.000%	8/15/2035	6,000	6,063
[19]	Spring Independent School District GO	5.000%	8/15/2036	6,915	6,980
[19]	Spring Independent School District GO	5.000%	8/15/2037	5,000	5,040
	Spring Independent School District GO	4.000%	8/15/2039	10,500	10,681
	Spring Independent School District GO	4.000%	8/15/2040	5,920	5,980

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Stephen F Austin State University College & University Revenue	5.000%	10/15/2042	5,950	6,137
	Sugar Land TX GO	4.000%	2/15/2032	1,500	1,522
	Sugar Land TX GO	4.000%	2/15/2034	1,000	1,012
	Sugar Land TX GO	4.000%	2/15/2035	1,315	1,330
	Tarrant County College District GO	5.000%	8/15/2028	1,435	1,523
	Tarrant County College District GO	5.000%	8/15/2029	3,075	3,330
	Tarrant County College District GO	4.000%	8/15/2041	2,000	2,020
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	855	867
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,420	3,542
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,000	1,036
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,870	4,067
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,100	1,156
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,945	2,079
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,495	2,708
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,685	1,855
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	30,000	33,224
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	1,000	1,027
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	800	818
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	2,000	2,139
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2042	7,500	7,277
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	8,500	9,207
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	2,600	2,790
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	2,980	3,169
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	3,000	3,178
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	4.000%	5/15/2027	1,305	1,302
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/2031	1,565	1,582
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	23,610	25,381
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	15,720	17,472
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	22,260	24,737
[4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.020%	11/3/2025	8,450	8,450
	Tarrant County Hospital District GO	5.000%	8/15/2026	1,000	1,017
	Tarrant County Hospital District GO	5.250%	8/15/2036	1,000	1,122
	Tarrant County Hospital District GO	5.250%	8/15/2037	1,000	1,115
	Tarrant County Hospital District GO	5.250%	8/15/2038	1,500	1,661
	Tarrant County Hospital District GO	5.250%	8/15/2039	1,820	2,001
	Tarrant County Hospital District GO	4.000%	8/15/2043	9,000	8,809
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue	4.600%	3/1/2043	2,500	2,569
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	330	341
	Tarrant County TX GO	5.000%	7/15/2032	500	564
	Tarrant County TX GO	4.000%	7/15/2040	5,340	5,441
	Tarrant County TX GO	4.000%	7/15/2041	2,055	2,081
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City of Dallas Project)	5.000%	9/1/2039	9,690	10,783
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City of Dallas Project)	5.000%	9/1/2040	7,485	8,245
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City of Dallas Project)	5.000%	9/1/2041	13,220	14,447
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City of Dallas Project)	5.000%	9/1/2042	13,880	15,052
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City Of Dallas Project)	4.125%	9/1/2046	6,975	6,764
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2033	18,745	21,501
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2034	4,400	5,086
[19]	Taylor County Wylie Independent School District GO	5.000%	2/15/2038	1,000	1,103
[19]	Taylor County Wylie Independent School District GO	5.000%	2/15/2039	1,430	1,567
[19]	Taylor County Wylie Independent School District GO	5.000%	2/15/2040	5,750	6,235
[19]	Taylor County Wylie Independent School District GO	5.000%	2/15/2041	1,775	1,909
[19]	Taylor County Wylie Independent School District GO	5.000%	2/15/2042	3,315	3,536
[19]	Taylor County Wylie Independent School District GO	5.000%	2/15/2043	1,000	1,060
[19]	Taylor County Wylie Independent School District GO	5.000%	2/15/2044	2,145	2,258
	Taylor TX GO	4.000%	8/15/2044	1,775	1,724
[19]	Taylor TX Independent School District GO	4.000%	2/15/2040	1,550	1,578
	Temple TX GO	4.000%	8/1/2040	1,865	1,874
	Temple TX GO	4.000%	8/1/2041	4,435	4,420
	Temple TX GO	4.000%	8/1/2041	1,905	1,899
	Temple TX GO	4.000%	8/1/2042	1,575	1,550
	Temple TX GO	4.000%	8/1/2042	1,250	1,229
	Temple TX GO	4.000%	8/1/2043	5,425	5,274
[19]	Temple TX Independent School District GO	4.000%	2/1/2040	1,500	1,525
[19]	Temple TX Independent School District GO	4.000%	2/1/2041	2,635	2,662
[19]	Terrell TX Independent School District GO	5.000%	8/1/2034	1,600	1,866
[19]	Terrell TX Independent School District GO	5.000%	8/1/2036	1,500	1,741

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	Terrell TX Independent School District GO	5.000%	8/1/2038	2,500	2,846
[19]	Terrell TX Independent School District GO	5.000%	8/1/2039	2,250	2,537
[19]	Terrell TX Independent School District GO	5.000%	8/1/2040	1,750	1,951
[19]	Terrell TX Independent School District GO	5.000%	8/1/2041	3,500	3,861
[19]	Terrell TX Independent School District GO	5.250%	8/1/2042	2,000	2,224
[19]	Terrell TX Independent School District GO	5.250%	8/1/2043	2,600	2,864
[4]	Terrell TX Special Assessment Revenue	4.375%	9/15/2032	500	504
[4]	Terrell TX Special Assessment Revenue	6.000%	9/15/2045	1,552	1,597
	Texas A&M University College & University Revenue	3.000%	5/15/2038	1,655	1,536
[1]	Texas City TX GO	5.000%	2/15/2035	1,580	1,819
[1]	Texas City TX GO	5.000%	2/15/2036	3,605	4,104
[1]	Texas City TX GO	5.000%	2/15/2037	3,790	4,271
[1]	Texas City TX GO	5.000%	2/15/2038	3,985	4,453
[1]	Texas City TX GO	5.000%	2/15/2039	4,190	4,644
[1]	Texas City TX GO	5.000%	2/15/2040	4,405	4,810
[19]	Texas City TX Independent School District GO	4.000%	8/15/2033	1,420	1,456
[19]	Texas City TX Independent School District GO	4.000%	8/15/2040	1,250	1,271
[19]	Texas City TX Independent School District GO	4.000%	8/15/2041	1,610	1,623
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.400%	7/1/2037	1,465	1,519
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.650%	9/1/2042	3,085	3,183
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.000%	3/1/2052	8,870	8,702
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/2052	6,975	6,934
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/2052	7,870	8,345
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	1/1/2053	6,170	6,628
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/2053	20,015	21,369
[6]	Texas GO	5.000%	10/1/2029	7,000	7,644
	Texas GO	5.000%	10/1/2030	28,615	29,938
	Texas GO	5.000%	10/1/2032	12,225	12,774
	Texas GO	5.000%	10/1/2032	15,890	18,266
	Texas GO	4.000%	10/1/2033	3,500	3,567
	Texas GO	5.000%	10/1/2033	7,560	7,883
	Texas GO	5.000%	4/1/2034	4,010	4,031
	Texas GO	5.000%	10/1/2034	11,795	12,277
	Texas GO	5.000%	8/1/2035	1,000	1,112
	Texas GO	5.000%	4/1/2036	13,000	13,049
	Texas GO	5.000%	4/1/2036	19,300	19,372
	Texas GO	5.000%	8/1/2036	1,585	1,753
	Texas GO	5.000%	10/1/2036	22,720	22,719
	Texas GO	5.000%	10/1/2036	2,375	2,463
[6]	Texas GO	5.000%	10/1/2036	7,500	8,779
	Texas GO	5.000%	4/1/2037	8,000	8,025
	Texas GO	5.000%	8/1/2037	1,000	1,100
	Texas GO	5.000%	4/1/2039	10,450	10,470
[6]	Texas GO	5.000%	10/1/2039	11,710	13,366
[6]	Texas GO	5.000%	10/1/2040	10,000	11,319
	Texas GO	5.000%	8/1/2041	1,000	1,098
[6]	Texas GO	5.000%	10/1/2041	17,500	19,612
	Texas GO	5.000%	8/1/2042	1,025	1,116
	Texas GO	5.000%	10/1/2042	5,460	5,929
[6]	Texas GO	5.000%	10/1/2042	17,000	18,868
	Texas GO	5.000%	8/1/2043	1,105	1,196
	Texas GO	5.000%	10/1/2044	5,250	5,616
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/2026	9,670	9,837
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2025	1,000	1,002
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	2,295	2,337
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	5,920	6,116
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	25,175	26,371
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2029	40,880	43,344
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	15,215	16,306
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2031	3,000	3,246
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2032	33,630	36,720
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.500%	1/1/2033	4,470	5,019
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	163,100	174,845
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2034	70,025	79,410
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue PUT	5.000%	1/1/2034	93,580	103,000
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2036	1,000	944
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2030	6,705	6,929
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2031	11,050	11,414
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2031	8,925	9,214
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2031	2,855	3,064

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2032	7,055	7,268
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2032	6,500	6,682
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2033	10,580	10,847
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2033	12,000	12,268
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2034	15,000	15,288
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2034	9,550	9,701
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2035	10,175	10,297
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2035	7,660	7,723
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2036	10,680	10,735
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2036	10,385	10,405
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2037	7,075	7,059
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2037	6,445	6,396
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2038	7,250	7,156
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2038	6,675	6,549
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2039	11,240	10,956
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2039	10,760	10,416
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2040	5,875	5,623
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2030	2,000	2,148
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2034	4,225	4,495
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2035	2,500	2,648
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	3,175	3,348
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2037	5,000	5,002
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	3,555	3,520
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2039	14,160	13,839
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2030	1,900	2,022
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2036	750	827
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2039	600	648
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2040	600	643
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2041	500	532
	Texas Public Finance Authority Lease (Appropriation) Revenue	5.000%	2/1/2040	6,050	6,545
	Texas Public Finance Authority Lease (Appropriation) Revenue	5.000%	2/1/2041	6,050	6,503
	Texas State University System College & University Revenue	5.000%	3/15/2030	2,855	2,943
	Texas State University System College & University Revenue	5.000%	3/15/2033	1,515	1,557
	Texas State University System College & University Revenue	5.000%	3/15/2034	2,370	2,434
	Texas State University System College & University Revenue	4.000%	3/15/2035	2,000	2,044
	Texas State University System College & University Revenue	5.000%	3/15/2035	1,710	1,753
	Texas State University System College & University Revenue	5.000%	3/15/2036	1,500	1,536
	Texas State University System College & University Revenue	3.000%	3/15/2037	2,955	2,732
	Texas State University System College & University Revenue	3.000%	3/15/2039	7,685	6,892
	Texas State University System College & University Revenue	5.000%	3/15/2039	13,070	14,541
	Texas State University System College & University Revenue	5.000%	3/15/2040	3,000	3,297
	Texas State University System College & University Revenue	5.000%	3/15/2041	3,500	3,809
	Texas State University System College & University Revenue	5.000%	3/15/2042	3,500	3,776
	Texas State University System College & University Revenue	5.000%	3/15/2043	8,915	9,539
	Texas State University System College & University Revenue	5.000%	3/15/2044	4,000	4,253
	Texas Tech University System College & University Revenue	5.000%	2/15/2036	7,000	7,884
	Texas Tech University System College & University Revenue	5.000%	2/15/2039	1,375	1,516
	Texas Tech University System College & University Revenue	5.000%	2/15/2040	4,460	4,858
	Texas Tech University System College & University Revenue	5.000%	2/15/2042	2,365	2,582
	Texas Transportation Commission GO	5.000%	4/1/2040	3,870	4,261
	Texas Transportation Commission GO	5.000%	4/1/2041	8,100	8,839
	Texas Transportation Commission GO	5.000%	4/1/2042	9,640	10,441
	Texas Transportation Commission GO PUT	0.650%	4/1/2026	32,910	32,487
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2040	420	211
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2044	10,000	10,846
	Texas Water Development Board Water Revenue	5.000%	4/15/2026	1,130	1,141
	Texas Water Development Board Water Revenue	5.000%	10/15/2026	10,000	10,219
	Texas Water Development Board Water Revenue	5.000%	4/15/2031	1,505	1,692
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	2,675	3,034
	Texas Water Development Board Water Revenue	5.000%	4/15/2032	4,250	4,858
	Texas Water Development Board Water Revenue	5.000%	4/15/2032	7,760	8,870
	Texas Water Development Board Water Revenue	5.000%	10/15/2032	8,750	10,076
	Texas Water Development Board Water Revenue	5.000%	4/15/2033	7,185	8,310

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	5,130	5,260
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	10,000	10,084
	Texas Water Development Board Water Revenue	5.000%	10/15/2033	9,805	11,405
	Texas Water Development Board Water Revenue	5.000%	4/15/2034	3,990	4,662
	Texas Water Development Board Water Revenue	5.000%	8/1/2034	3,440	3,564
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	5,910	6,011
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	16,495	16,949
	Texas Water Development Board Water Revenue	5.000%	10/15/2034	5,000	5,070
	Texas Water Development Board Water Revenue	5.000%	10/15/2034	7,500	8,800
	Texas Water Development Board Water Revenue	5.000%	4/15/2035	3,335	3,923
	Texas Water Development Board Water Revenue	3.000%	10/15/2035	6,995	6,855
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	3,000	3,043
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	35,525	36,381
	Texas Water Development Board Water Revenue	5.000%	10/15/2035	1,260	1,485
	Texas Water Development Board Water Revenue	5.000%	4/15/2036	4,400	5,162
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	4,750	4,849
	Texas Water Development Board Water Revenue	5.000%	10/15/2036	4,000	4,671
	Texas Water Development Board Water Revenue	5.000%	8/1/2037	2,000	2,060
	Texas Water Development Board Water Revenue	3.000%	10/15/2037	5,000	4,712
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	2,000	2,033
	Texas Water Development Board Water Revenue	4.500%	10/15/2037	4,000	4,275
	Texas Water Development Board Water Revenue	4.000%	4/15/2038	1,245	1,283
	Texas Water Development Board Water Revenue	5.000%	4/15/2038	8,800	10,122
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	6,405	6,711
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	5,000	4,522
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	1,340	1,210
	Texas Water Development Board Water Revenue	4.600%	10/15/2039	20,900	22,160
	Texas Water Development Board Water Revenue	5.000%	10/15/2039	5,090	5,718
	Texas Water Development Board Water Revenue	3.000%	10/15/2040	2,480	2,188
	Texas Water Development Board Water Revenue	4.650%	10/15/2040	18,890	19,984
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	1,000	1,113
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	5,000	5,616
	Texas Water Development Board Water Revenue	4.700%	10/15/2041	5,345	5,635
	Texas Water Development Board Water Revenue	4.700%	10/15/2041	20,400	21,660
	Texas Water Development Board Water Revenue	4.750%	10/15/2042	10,870	11,431
	Texas Water Development Board Water Revenue	5.000%	10/15/2042	8,890	9,797
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	1,680	1,660
	Texas Water Development Board Water Revenue	4.500%	10/15/2043	6,465	6,732
	Texas Water Development Board Water Revenue	4.000%	10/15/2044	14,605	13,995
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	2,365	2,545
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	4,250	4,604
	Texas Water Development Board Water Revenue	4.500%	10/15/2045	5,000	5,124
[19]	Tomball Independent School District GO	4.000%	2/15/2028	1,000	1,002
[19]	Tomball Independent School District GO	5.000%	2/15/2034	1,500	1,574
[19]	Tomball Independent School District GO	5.000%	2/15/2036	1,000	1,043
[19]	Tomball Independent School District GO	3.950%	2/15/2039	3,625	3,695
[19]	Tomball Independent School District GO	3.875%	2/15/2043	4,190	4,106
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	9,300	9,358
	Travis County TX GO	5.000%	3/1/2036	1,500	1,708
	Travis County TX GO	5.000%	3/1/2037	8,930	9,454
	Travis County TX GO	5.000%	3/1/2039	6,000	6,312
	Travis County TX GO	4.000%	3/1/2041	5,000	5,033
	Travis County TX GO	4.000%	3/1/2041	3,060	3,080
	Travis County TX GO	4.000%	3/1/2041	1,885	1,897
	Travis County TX GO	4.000%	3/1/2042	4,285	4,279
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2033	4,085	4,324
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2034	3,525	3,723
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2035	4,500	4,738
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2036	3,950	4,144
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2037	4,000	4,186
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2041	1,945	2,133
	Trinity River Authority Denton Creek Wastewater Treatment System Sewer Revenue	5.000%	2/1/2029	1,000	1,072
	Trinity River Authority Denton Creek Wastewater Treatment System Sewer Revenue	5.000%	2/1/2030	1,000	1,090
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2036	700	783
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2038	635	701
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2039	775	850
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2040	775	839
	Trinity River Authority Water Revenue (Tarrant County Water Project)	4.000%	2/1/2041	1,000	991
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2042	675	720
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/2040	2,035	2,183

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/2041	2,135	2,272
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/2043	2,355	2,470
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/2045	2,600	2,703
	University of Houston College & University Revenue	4.000%	2/15/2029	4,340	4,344
	University of Houston College & University Revenue	3.000%	2/15/2031	9,150	9,178
	University of Houston College & University Revenue	4.000%	2/15/2031	4,865	4,869
	University of Houston College & University Revenue	3.000%	2/15/2032	11,375	11,388
	University of Houston College & University Revenue	4.000%	2/15/2032	6,000	6,019
	University of Houston College & University Revenue	5.000%	2/15/2032	1,935	2,191
	University of Houston College & University Revenue	3.000%	2/15/2033	10,290	10,267
	University of Houston College & University Revenue	3.000%	2/15/2035	10,920	10,572
	University of Houston College & University Revenue	4.000%	2/15/2035	14,430	14,456
	University of Houston College & University Revenue	5.000%	2/15/2037	15,015	15,082
	University of North Texas System College & University Revenue	5.000%	4/15/2031	810	906
	University of North Texas System College & University Revenue	5.000%	4/15/2032	985	1,119
	University of North Texas System College & University Revenue	5.000%	4/15/2033	1,000	1,030
	University of North Texas System College & University Revenue	5.000%	4/15/2033	1,345	1,545
	University of North Texas System College & University Revenue	4.000%	4/15/2034	2,400	2,448
	University of North Texas System College & University Revenue	5.000%	4/15/2034	1,125	1,158
	University of North Texas System College & University Revenue	5.000%	4/15/2034	1,875	2,167
	University of North Texas System College & University Revenue	4.000%	4/15/2035	2,670	2,715
	University of North Texas System College & University Revenue	5.000%	4/15/2035	1,665	1,711
	University of North Texas System College & University Revenue	5.000%	4/15/2035	1,625	1,887
	University of North Texas System College & University Revenue	5.000%	4/15/2036	2,000	2,091
	University of North Texas System College & University Revenue	5.000%	4/15/2036	2,125	2,445
	University of North Texas System College & University Revenue	5.000%	4/15/2037	1,800	1,877
	University of North Texas System College & University Revenue	5.000%	4/15/2037	2,120	2,418
	University of North Texas System College & University Revenue	5.000%	4/15/2038	2,100	2,184
	University of North Texas System College & University Revenue	5.000%	4/15/2039	1,000	1,037
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2033	685	788
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2034	400	464
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2035	590	679
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2040	1,000	1,097
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2041	700	760
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2042	1,100	1,186
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2043	1,250	1,338
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2044	1,500	1,598
	Victoria TX Utility System Water Revenue	4.000%	12/1/2042	2,000	2,013
[19]	Vidor Independent School District GO	5.000%	2/15/2041	1,225	1,333
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2037	1,175	1,201
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2039	1,250	1,267
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2040	1,150	1,155
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2041	1,000	995
[19]	Waco Independent School District GO	3.000%	8/15/2040	3,500	3,140
[19]	Waco Independent School District GO	4.000%	8/15/2043	1,000	990
	Waco TX GO	5.000%	2/1/2032	1,225	1,379
	Waco TX GO	5.000%	2/1/2033	1,660	1,893
	Waco TX GO	5.000%	2/1/2034	1,000	1,151
	Waco TX GO	5.000%	2/1/2034	1,000	1,151
	Waco TX GO	4.000%	2/1/2042	8,595	8,568
	Waco TX GO	4.000%	2/1/2043	8,935	8,780
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2028	1,000	1,051
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2029	1,250	1,340
[19]	Waller Consolidated Independent School District GO	5.000%	2/15/2042	4,355	4,654
[19]	Waller Consolidated Independent School District GO	5.000%	2/15/2043	6,090	6,472
[19]	Waller Consolidated Independent School District GO	5.000%	2/15/2045	2,310	2,461
[19]	Waller Consolidated Independent School District GO	5.000%	2/15/2046	6,810	7,248
	Waller County TX GO	3.000%	2/15/2038	5,385	5,080
	Waller County TX GO	3.000%	2/15/2039	5,550	5,147
	Waller County TX GO	3.000%	2/15/2040	5,720	5,176
	Waller County TX GO	3.000%	2/15/2041	5,890	5,202
	Waller County TX GO	3.000%	2/15/2042	6,070	5,239
[19]	Waxahachie Independent School District GO	5.000%	2/15/2039	1,395	1,548
[19]	Waxahachie Independent School District GO	5.000%	2/15/2040	2,900	3,179
[19]	Waxahachie Independent School District GO	5.000%	2/15/2041	3,525	3,834
[19]	Waxahachie Independent School District GO	5.000%	2/15/2041	1,990	2,173
[19]	Waxahachie Independent School District GO	5.000%	2/15/2042	5,800	6,254
[19]	Waxahachie Independent School District GO	5.000%	2/15/2042	1,250	1,351
[19]	Waxahachie Independent School District GO	4.000%	2/15/2043	4,240	4,222
[19]	Waxahachie Independent School District GO	5.000%	2/15/2043	1,570	1,686

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	Waxahachie Independent School District GO	5.000%	2/15/2044	1,180	1,258
[19]	Weslaco Independent School District GO	5.000%	2/15/2040	1,750	1,936
[19]	Weslaco Independent School District GO	5.000%	2/15/2042	1,000	1,087
[19]	Weslaco Independent School District GO	5.000%	2/15/2043	1,250	1,346
[19]	Weslaco Independent School District GO	5.000%	2/15/2044	1,250	1,341
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2037	1,455	1,480
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2038	2,150	2,180
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2039	1,555	1,566
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2040	1,660	1,666
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2045	1,120	1,075
	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2045	5,460	5,185
[2]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/2026	1,140	1,158
[2]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/2028	2,440	2,532
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2033	1,275	1,295
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2034	1,495	1,516
[19]	Whitehouse Independent School District GO	5.000%	2/15/2042	13,750	13,942
[19]	Wichita Falls Independent School District GO	3.000%	2/1/2037	3,000	2,833
	Williamson County TX GO	5.000%	2/15/2027	21,055	21,691
	Williamson County TX GO	5.000%	2/15/2028	10,130	10,667
	Williamson County TX GO	5.000%	2/15/2030	22,000	24,113
	Williamson County TX GO	5.000%	2/15/2032	2,200	2,494
	Williamson County TX GO	5.000%	2/15/2032	6,510	7,381
	Williamson County TX GO	5.000%	2/15/2034	2,250	2,612
	Williamson County TX GO	5.000%	2/15/2034	5,170	6,002
	Williamson County TX GO	5.000%	2/15/2035	2,175	2,542
	Williamson County TX GO	5.000%	2/15/2036	2,260	2,618
	Williamson County TX GO	5.000%	2/15/2037	2,425	2,780
	Williamson County TX GO	5.000%	2/15/2038	7,710	8,765
	Williamson County TX GO	5.000%	2/15/2040	8,375	9,304
	Williamson County TX GO	5.000%	2/15/2041	4,530	4,993
	Williamson County TX GO	5.000%	2/15/2042	3,000	3,281
	Williamson County TX GO	4.000%	2/15/2043	3,000	2,953
[19]	Wylie Independent School District GO	5.000%	8/15/2033	2,195	2,375
[19]	Wylie Independent School District GO	5.000%	8/15/2034	1,700	1,835
[19]	Ysleta Independent School District GO	5.000%	8/15/2034	1,750	1,773
[19]	Ysleta Independent School District GO	5.000%	8/15/2035	2,080	2,105
[19]	Ysleta Independent School District GO	5.000%	8/15/2037	2,350	2,374
					10,819,830
Utah (0.6%)
	Cache County School District GO	4.000%	6/15/2039	4,580	4,753
	Cache County School District GO	4.000%	6/15/2041	5,050	5,083
	Cache County School District GO	4.000%	6/15/2042	5,250	5,209
	Cache County School District GO	4.000%	6/15/2043	1,715	1,702
	Cache County School District GO	4.000%	6/15/2044	1,560	1,539
	Canyons School District (Utah School Board Guaranty Program) GO	3.100%	6/15/2037	2,715	2,639
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/2035	3,000	3,036
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/2037	2,600	2,619
[4]	Copper Rim Infrastructure Financing District Special Assessment Revenue	6.125%	12/1/2054	1,095	1,129
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2033	1,000	1,140
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2034	1,000	1,149
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2035	1,150	1,327
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2037	1,000	1,147
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2038	1,800	2,049
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2039	1,605	1,812
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2040	1,180	1,317
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2042	1,000	1,113
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2043	1,000	1,100
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2044	1,400	1,526
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2033	2,200	2,520
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2034	1,750	2,019
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2035	1,650	1,910
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2040	2,335	2,612
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2041	1,310	1,477
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2043	1,770	1,955
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2044	2,590	2,833
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2045	2,940	3,191
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/2036	1,150	1,210
	Duchesne County School District Lease (Appropriation) Revenue	4.000%	6/1/2038	2,000	2,014
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/2039	4,000	4,175

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/2040	3,645	3,796
	Duchesne County School District Lease (Appropriation) Revenue	4.125%	6/1/2041	1,650	1,654
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2028	2,065	2,187
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	1,665	1,796
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	2,815	3,140
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	1,500	1,697
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2033	1,750	2,003
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2034	3,415	3,769
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2034	1,315	1,496
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2035	3,735	4,098
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/2036	7,690	7,865
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	9,145	9,891
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	2,880	3,160
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	5,000	5,378
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	3,405	3,713
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	3,680	3,985
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	13,500	14,358
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	20,270	21,771
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	15,000	15,820
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	12,500	13,320
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	2,150	2,318
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	1,735	1,819
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	5,825	6,165
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	2,250	2,406
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2043	2,675	2,836
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	1,000	1,054
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	3,250	3,354
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2045	1,925	2,031
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2033	1,005	1,024
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2034	1,000	1,017
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2035	1,350	1,369
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2037	1,440	1,452
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/2043	820	868
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/2044	1,000	1,053
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/2045	1,815	1,905
	Local Building Authority of Alpine School District Lease (Appropriation) Revenue	5.000%	3/15/2044	2,320	2,468
[4]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.500%	8/1/2040	2,500	2,501
[4]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.500%	6/15/2039	1,750	1,791
	Nebo School District GO	5.000%	7/1/2027	11,075	11,511
	Nebo School District GO	5.000%	7/1/2028	6,000	6,381
	Ogden City Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2043	1,000	1,050
	Ogden City Redevelopment Agency Sales Tax Revenue	5.000%	1/15/2048	4,200	4,363
	Park City School District Local Building Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	4,210	4,156
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	3.000%	3/15/2037	6,045	5,767
	Salt Lake City Corp. GO	3.000%	6/15/2040	1,150	1,026
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2029	1,095	1,125
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2032	1,080	1,109
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2034	1,000	1,025
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2035	1,085	1,110
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2036	1,250	1,277
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2037	1,160	1,183
	Salt Lake City School District GO	5.000%	3/1/2030	4,780	5,273
	Salt Lake City School District GO	5.000%	3/1/2031	5,535	6,228
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	1,810	1,872
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2034	1,725	1,781
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2036	1,300	1,338
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2037	1,610	1,654
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2035	1,050	1,122
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2036	1,920	2,043
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2037	1,665	1,765
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/2042	1,370	1,365
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/2043	1,425	1,399
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/2044	1,480	1,437
	Summit County UT Sales Tax Revenue	2.000%	12/15/2039	1,605	1,252
	University of Utah College & University Revenue	5.000%	8/1/2027	360	375
	University of Utah College & University Revenue	4.000%	8/1/2038	3,895	3,980
	University of Utah College & University Revenue	5.000%	8/1/2039	1,500	1,642
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/2039	700	722
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	2,000	2,092
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	1,400	1,461

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	1,265	1,317
	Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	3,260	3,143
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/2031	1,025	1,120
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/2032	1,335	1,458
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/2033	1,130	1,228
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/2034	1,115	1,208
	Utah Housing Corp. Local or Guaranteed Housing Revenue	5.000%	11/1/2043	2,385	2,513
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	1,355	1,491
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	2,720	3,004
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	7,105	7,925
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	11,265	12,871
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	17,355	19,800
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	21,555	24,849
	Utah State Building Ownership Authority Lease (Appropriation) Revenue (State Facilities Master Lease Program)	5.000%	5/15/2036	2,735	3,064
	Utah State University College & University Revenue	3.000%	12/1/2033	1,965	1,949
	Utah State University College & University Revenue	3.000%	12/1/2034	2,025	1,990
	Utah State University College & University Revenue	3.000%	12/1/2035	2,085	1,991
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/2034	1,000	1,140
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/2035	1,000	1,133
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/2037	2,750	3,074
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/2040	1,000	1,118
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2031	1,125	1,273
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2031	4,050	4,575
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/2031	2,500	2,518
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2032	1,375	1,582
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2032	2,450	2,814
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2035	5,215	5,488
	Utah Transit Authority Sales Tax Revenue	3.500%	12/15/2036	3,940	3,944
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2036	1,000	1,049
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2037	8,000	9,193
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2037	1,235	1,404
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2037	6,250	7,288
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	7,500	8,466
	Utah Transit Authority Sales Tax Revenue	3.000%	12/15/2039	3,435	3,053
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	5,000	5,578
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	20,215	22,567
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2041	4,500	4,971
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2041	5,000	5,498
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2041	9,075	10,162
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2042	7,500	8,192
	Utah Water Finance Agency Intergovernmental Agreement Revenue (Loan Financing Program)	5.000%	3/1/2038	1,295	1,356
[1]	Vineyard Redevelopment Agency Tax Increment/Allocation Revenue	4.000%	5/1/2036	250	260
[1]	Vineyard Redevelopment Agency Tax Increment/Allocation Revenue	4.000%	5/1/2040	320	323
[4]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2054	3,800	3,888
					522,345
Vermont (0.1%)
	University of Vermont & State Agricultural College Miscellaneous Revenue	5.000%	10/1/2037	2,725	3,157
	University of Vermont & State Agricultural College Miscellaneous Revenue	5.000%	10/1/2038	3,145	3,654
	University of Vermont & State Agricultural College Miscellaneous Revenue	5.000%	10/1/2039	1,650	1,902
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2033	2,950	2,933
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2031	1,180	1,152
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2032	1,290	1,252
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2033	1,405	1,351
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2034	1,530	1,455
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2035	2,660	2,486
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2036	2,795	2,566
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/2039	2,235	2,460
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/2040	1,765	1,928
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/2045	2,000	2,102
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	7,910	7,967

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vermont GO	4.000%	8/15/2041	3,135	3,200
	Vermont GO	4.000%	8/15/2042	2,135	2,162
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/2030	2,300	2,400
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/2032	1,525	1,588
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	10/1/2033	1,050	1,069
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2036	2,250	2,508
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2036	200	226
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2037	690	773
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2039	600	663
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/2040	2,400	2,442
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2040	500	549
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/2041	1,375	1,387
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2041	1,125	1,133
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2041	1,000	1,079
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2041	340	370
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2042	1,000	1,070
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2042	1,000	1,079
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/2043	1,000	982
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2043	1,000	1,060
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2043	600	641
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2044	1,475	1,555
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2044	750	797
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2045	230	243
					65,341
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2026	2,160	2,171
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2027	7,345	7,433
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2032	1,670	1,834
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2033	1,335	1,483
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2036	2,500	2,786
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2037	1,135	1,258
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2038	1,555	1,718
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2039	1,580	1,734
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2040	1,470	1,599
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2042	1,750	1,871
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2043	1,000	1,060
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2044	1,000	1,053
					26,000
Virginia (1.6%)
	Alexandria VA GO	4.000%	12/15/2043	3,775	3,785
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	625	659
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	700	765
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	700	768
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	750	820
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,200	1,307
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,000	2,150
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,000	1,070
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/2026	2,915	2,924
	Arlington County VA GO	4.000%	8/1/2039	8,000	8,220
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	4,965	5,229
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	4,720	4,971
	Chesapeake VA GO	5.000%	8/1/2026	3,670	3,733
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/2032	1,775	2,034
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/2033	1,000	1,162
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/2034	1,500	1,758
[4]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.250%	3/1/2042	3,325	2,917
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	8/1/2027	1,925	2,003
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/2032	11,000	12,492
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/2036	1,135	1,259
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	4.000%	5/15/2042	16,605	16,549
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Dominion Square North Project) PUT	5.000%	1/1/2028	3,210	3,306
	Fairfax County VA GO	5.000%	10/1/2027	6,000	6,280
	Fairfax County VA GO	5.000%	10/1/2028	8,050	8,623
	Fairfax County VA GO	4.000%	10/1/2030	11,420	11,657

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fairfax County VA GO	4.000%	10/1/2040	5,000	5,107
[4,12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.650%	11/25/2038	9,768	9,192
[3,12]	Freddie Mac Multifamily ML Certificates	4.156%	5/25/2041	20,415	19,997
[3,12]	Freddie Mac Multifamily ML Certificates	4.519%	8/25/2041	57,149	58,326
[3,12]	Freddie Mac Multifamily ML Certificates	4.388%	11/25/2042	9,956	9,830
[3,12]	Freddie Mac Multifamily ML Certificates	2.990%	4/25/2043	59,912	52,595
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.003%	1/25/2040	35,404	34,869
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.415%	8/25/2040	26,650	27,143
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.547%	10/25/2040	36,215	37,280
[3,4,12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.563%	4/25/2042	13,575	13,799
[12]	Freddie Mac Pool	3.600%	1/1/2041	7,412	6,888
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	2,650	2,681
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2042	6,000	6,576
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2043	6,500	7,066
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2044	7,930	8,551
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2045	19,000	20,364
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/2039	4,755	5,083
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/2027	22,695	23,563
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/2028	7,260	7,641
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2031	595	594
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	650	655
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	3,000	2,730
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2031	1,645	1,691
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2032	1,425	1,463
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2040	500	493
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	1,125	1,165
	Henrico County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	8/1/2040	2,035	2,084
	Henrico County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	8/1/2042	1,930	1,950
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,000	1,132
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	750	844
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	700	774
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	2,000	2,143
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2028	395	395
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.750%	12/1/2028	70	70
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2030	220	220
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	3,835	3,717
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	1,115	1,004
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	665	644
	Loudoun County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	12/1/2043	3,215	3,158
	Loudoun County VA GO	3.000%	12/1/2034	3,665	3,635
	Loudoun County VA GO	4.000%	12/1/2042	9,700	9,840
	Loudoun County VA GO	4.000%	12/1/2043	9,700	9,765
	Louisa IDA Electric Power & Light Revenue PUT	3.800%	5/28/2027	1,100	1,113
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/2027	2,465	2,492
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2028	1,805	1,853
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2031	1,500	1,570
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2032	780	813
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2034	1,320	1,361
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2035	1,155	1,185
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2036	1,475	1,505
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	1,775	1,777
	Newport News VA GO	3.000%	2/1/2038	2,000	1,873
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2028	575	608
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Braywood Manor Apartments Project) PUT	5.000%	5/1/2026	1,500	1,513
	Norfolk VA GO	5.000%	9/1/2036	4,125	4,506
	Norfolk VA GO	5.000%	9/1/2037	5,000	5,442
	Norfolk VA GO	5.000%	9/1/2038	4,150	4,495
	Norfolk VA GO	5.000%	9/1/2039	4,730	5,178
	Norfolk VA GO	5.000%	9/1/2040	4,500	4,889
	Norfolk VA GO	5.000%	9/1/2041	2,485	2,682
	Norfolk VA GO	5.000%	9/1/2042	2,205	2,365
	Norfolk VA GO	5.000%	9/1/2043	2,205	2,350
	Norfolk VA GO, Prere.	5.000%	8/1/2028	3,700	3,932
	Norfolk VA GO, Prere.	5.000%	8/1/2028	4,195	4,458
	Norfolk VA GO, Prere.	5.000%	8/1/2028	5,725	6,084
	Norfolk VA GO, Prere.	5.000%	8/1/2028	4,000	4,251
	Norfolk VA GO, Prere.	5.000%	8/1/2028	5,475	5,819
	Norfolk VA GO, Prere.	5.000%	8/1/2028	6,655	7,073
	Norfolk VA GO, Prere.	5.000%	8/1/2028	7,005	7,445

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk VA GO, Prere.	5.000%	8/1/2028	2,140	2,274
	Norfolk VA Water Revenue	5.000%	11/1/2026	8,105	8,296
	Norfolk VA Water Revenue	5.000%	11/1/2033	3,760	3,926
	Norfolk VA Water Revenue	5.000%	11/1/2034	2,800	2,917
	Norfolk VA Water Revenue	5.000%	11/1/2035	1,975	2,053
	Norfolk VA Water Revenue	5.000%	11/1/2036	2,075	2,152
	Norfolk VA Water Revenue	5.000%	11/1/2037	2,180	2,256
	Norfolk VA Water Revenue	5.000%	11/1/2042	10,000	10,242
[4]	Peninsula Town Center Community Development Authority Special Assessment Revenue	4.500%	9/1/2028	425	428
[4]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/2037	10,120	10,219
	Prince William County Service Authority Water Revenue	5.000%	7/15/2035	350	415
	Prince William County Service Authority Water Revenue	5.000%	7/15/2036	500	586
	Prince William County Service Authority Water Revenue	5.000%	7/15/2037	750	871
	Prince William County Service Authority Water Revenue	5.000%	7/15/2038	500	575
	Prince William County Service Authority Water Revenue	5.000%	7/15/2039	550	627
	Prince William County Service Authority Water Revenue	5.000%	7/15/2040	400	451
	Prince William County Service Authority Water Revenue	5.000%	7/15/2041	400	446
	Prince William County Service Authority Water Revenue	5.000%	7/15/2042	500	552
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/2040	2,477	2,612
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/2026	4,000	4,017
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	4,735	4,822
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	3,700	3,743
	Shenandoah County IDA Local or Guaranteed Housing Revenue (Massanutten Manor Project)	3.650%	1/1/2035	2,290	2,239
	Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/2033	2,065	2,060
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2026	1,700	1,717
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2027	1,500	1,517
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2028	1,550	1,568
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2033	1,000	1,011
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2034	2,500	2,527
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2035	2,500	2,525
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	755	766
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	2,760	2,781
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2030	13,300	13,407
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,000	1,024
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2033	2,675	2,979
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	1,155	1,178
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	1,210	1,231
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	725	735
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	6.500%	9/1/2043	4,785	5,260
	Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/2036	1,725	1,681
	Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/2037	2,000	1,904
	Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/2040	3,860	3,475
	Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/2042	3,230	2,759
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2032	6,200	6,217
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2033	18,750	18,756
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2035	9,775	9,578
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2036	4,955	4,751
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	7,785	7,339
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2038	1,000	928
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	10,000	10,054
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2029	10,000	10,157
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2034	7,000	6,926
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2034	24,410	24,648
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2035	6,890	6,751
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2036	8,690	8,332
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2040	5,000	5,440
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2042	5,000	5,365
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2043	1,080	1,067
	Virginia College Building Authority College & University Revenue	4.000%	9/1/2030	4,515	4,557
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2036	3,000	2,893
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2041	2,810	2,446
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2042	15,000	15,054
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2036	8,875	8,539
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	4.000%	2/1/2037	15,355	15,823
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2038	27,665	25,782

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2039	21,370	19,578
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	12,000	10,735
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2041	6,455	5,636
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2026	4,565	4,623
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2031	10,600	10,795
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2033	5,780	5,876
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2034	8,790	8,969
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2035	10,000	10,137
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2035	4,000	4,072
	Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/2039	1,500	1,373
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2033	5,310	5,293
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2034	5,470	5,415
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2035	4,140	4,056
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/2038	5,230	5,415
	Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/2026	11,915	12,067
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,000	2,025
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,895	1,919
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	3,000	3,040
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,800	1,820
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,500	1,514
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2042	2,425	2,137
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.900%	11/1/2042	1,000	1,040
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.650%	3/1/2043	5,000	4,607
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.450%	12/1/2044	1,850	1,863
[6]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.125%	4/1/2027	16,585	16,578
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/2042	3,650	3,950
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/2043	3,250	3,485
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2033	5,000	5,814
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2037	2,145	2,203
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2039	3,590	3,639
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2041	15,000	16,580
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2042	16,155	15,866
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2042	17,615	19,289
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2044	20,000	21,649
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	3/1/2026	5,125	5,163
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2032	4,775	5,184
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/2035	1,000	862
	Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	8/1/2035	3,750	3,669
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/2039	1,510	1,163
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/2040	2,050	1,523
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2041	4,880	5,360
	Virginia Public School Authority Intergovernmental Agreement Revenue	4.000%	8/1/2046	1,000	971
	Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/2030	185	185
	Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/2032	105	105
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.900%	12/1/2028	13,540	13,682
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.100%	12/1/2030	7,380	7,591
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2031	2,000	2,041
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	5,000	5,437
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2036	2,200	2,244
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2037	6,000	6,086
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2038	3,000	3,333
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2039	3,250	3,578
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	3,000	3,183
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2040	3,000	3,267
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2040	25,520	22,796
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2041	2,300	2,477
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	2,745	2,933
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2042	1,600	1,705
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	3,135	3,318
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2043	2,000	2,111
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2044	2,720	2,848
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.500%	12/1/2044	5,000	4,808
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2045	2,900	3,015
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/15/2035	6,095	6,779
[5]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.950%	11/3/2025	17,000	17,000

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	3,000	3,009
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	2,155	2,161
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	2,500	2,507
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	3,000	3,008
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	2,500	2,678
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	1,650	1,669
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.650%	10/1/2027	2,405	2,432
					1,326,956
Washington (2.6%)
	Auburn School District No. 408 of King & Pierce Counties GO	5.000%	12/1/2035	2,000	2,074
	Auburn School District No. 408 of King & Pierce Counties GO	3.000%	12/1/2040	1,345	1,166
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/2036	725	801
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/2037	800	881
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/2040	650	702
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/2041	700	751
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2032	2,745	2,803
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2033	2,580	2,631
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2034	4,805	4,893
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2036	6,420	6,523
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2046	1,260	1,444
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2025	10,000	10,000
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2026	10,785	11,041
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2040	13,600	13,904
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2043	2,905	3,071
[9]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2029	4,450	3,989
	Clark County School District No. 117 Camas GO	5.000%	12/1/2032	8,000	8,355
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/2032	4,000	4,316
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/2033	2,510	2,702
	Energy Northwest Nuclear Revenue	5.000%	7/1/2034	4,000	4,117
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	26,210	26,970
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	1,500	1,692
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	10,000	11,203
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	6,420	7,238
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	2,600	3,022
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	37,585	39,804
	Energy Northwest Nuclear Revenue	4.000%	7/1/2039	5,535	5,604
	Energy Northwest Nuclear Revenue	5.000%	7/1/2040	5,730	6,164
	Energy Northwest Nuclear Revenue	5.000%	7/1/2041	14,610	15,623
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	10,000	10,403
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2035	2,810	3,169
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2040	6,500	7,326
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2026	21,295	21,624
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/2027	3,465	3,560
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/2028	5,955	6,201
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2037	1,100	1,209
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2038	1,845	2,016
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2039	1,115	1,209
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2040	1,835	1,969
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2042	2,750	2,905
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2039	730	805
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2040	1,060	1,155
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2041	750	811
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2037	600	681
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2038	1,230	1,388
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2039	500	560
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2040	725	804
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2041	850	934
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2042	860	936
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2043	1,500	1,619
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2044	3,135	3,358
[1]	King & Pierce Counties Valley Regional Fire Authority GO	5.000%	12/1/2042	1,315	1,429
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	5,000	5,426
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	1,000	1,122
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2040	2,000	2,228
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2041	3,500	3,851
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2042	8,250	8,968
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2042	1,125	1,232
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2029	175	179

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2030	250	259
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2031	175	179
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2032	1,165	1,190
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2039	11,000	9,736
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2039	1,000	895
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2040	17,300	14,691
	King County Housing Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2040	1,000	1,049
	King County Housing Authority Local or Guaranteed Housing Revenue	5.375%	7/1/2045	4,395	4,623
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	4.625%	1/1/2041	7,000	7,232
	King County Public Hospital District No. 1 GO	5.000%	12/1/2036	920	930
	King County Public Hospital District No. 1 GO	5.000%	12/1/2037	3,450	3,601
	King County School District No. 401 Highline GO	5.000%	12/1/2038	2,000	2,210
	King County School District No. 401 Highline GO	5.000%	12/1/2041	3,250	3,608
	King County School District No. 401 Highline GO	5.000%	12/1/2042	4,110	4,516
	King County School District No. 403 Renton GO	4.000%	12/1/2034	1,510	1,572
	King County School District No. 403 Renton GO	4.000%	12/1/2039	7,925	8,104
	King County School District No. 403 Renton GO	4.000%	12/1/2040	13,675	13,943
	King County School District No. 403 Renton GO	4.000%	12/1/2041	25,795	25,971
	King County School District No. 405 Bellevue GO	3.000%	12/1/2036	1,000	974
	King County School District No. 412 Shoreline GO	4.000%	12/1/2027	2,785	2,865
	King County WA GO	5.000%	7/1/2031	3,100	3,508
	King County WA Sewer Revenue	5.000%	1/1/2042	4,435	4,824
	King County WA Sewer Revenue	5.000%	1/1/2043	1,500	1,620
	King County WA Sewer Revenue	4.000%	1/1/2044	10,810	10,447
	King County WA Sewer Revenue	5.000%	1/1/2044	2,500	2,674
	King County WA Sewer Revenue	4.000%	1/1/2045	8,885	8,511
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2040	925	1,025
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2041	1,950	2,139
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2042	3,000	3,257
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2043	3,000	3,227
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2044	4,725	5,032
	Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/2034	1,555	1,583
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2032	765	870
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2033	750	859
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2034	875	1,005
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2040	1,000	1,101
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2041	1,000	1,088
	Lakehaven Water & Sewer District Water Revenue	4.000%	10/1/2046	2,730	2,664
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/2033	3,640	3,604
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/2034	3,675	3,619
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/2035	1,165	1,141
	North Thurston Public Schools GO	5.000%	12/1/2032	1,750	2,013
	Pend Oreille County Public Utility District No. 1 Box Canyon Electric Power & Light Revenue	5.000%	1/1/2044	4,530	4,590
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/2032	1,455	1,490
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/2034	3,080	3,142
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/2035	2,615	2,662
	Pierce County WA GO	2.550%	7/1/2035	3,980	3,731
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2030	780	859
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2031	1,450	1,628
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2032	3,140	3,577
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2033	3,250	3,754
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2034	2,250	2,627
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/2036	8,375	8,592
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	10/1/2037	1,000	1,148
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/2038	4,275	4,327
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	10/1/2038	1,000	1,138
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	10/1/2039	2,075	2,341
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/2040	6,795	6,837
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	10/1/2040	3,325	3,714
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	10/1/2041	2,675	2,956
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	10/1/2042	1,300	1,421
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2034	3,970	4,037
	Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	5/1/2036	1,185	1,376
	Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	5/1/2038	1,700	1,939
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/2039	2,050	2,089
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/2037	5,515	6,376
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2037	10,000	10,301
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/2038	6,190	7,094
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2038	2,175	2,225
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2039	5,000	5,084

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2039	1,320	1,339
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/2040	2,180	2,361
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	4/1/2042	2,700	2,798
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2043	1,000	983
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/2044	3,300	3,539
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2044	6,880	7,344
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/2045	1,600	1,709
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2045	7,225	7,682
	Seattle WA Water System Water Revenue	5.000%	10/1/2039	2,050	2,308
	Seattle WA Water System Water Revenue	5.000%	10/1/2040	2,155	2,404
	Seattle WA Water System Water Revenue	5.000%	10/1/2041	2,260	2,496
	Seattle WA Water System Water Revenue	5.000%	10/1/2042	2,375	2,598
	Seattle WA Water System Water Revenue	5.000%	10/1/2043	2,490	2,700
	Skagit County Consolidated School District No. 320 Mount Vernon GO	4.000%	12/1/2033	1,500	1,531
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/2025	3,760	3,759
	Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.000%	12/1/2040	5,000	5,008
	Snohomish County School District No. 2 Everett GO	5.000%	12/1/2035	1,100	1,141
	Spokane County School District No 354 Mead GO	5.000%	12/1/2034	1,000	1,040
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/2039	1,925	1,951
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2037	1,085	1,101
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2038	900	1,016
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2038	1,000	1,129
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2040	700	776
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2041	750	824
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2042	1,485	1,616
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2043	1,290	1,394
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2044	1,390	1,485
	Tacoma WA Sewer Revenue	4.000%	12/1/2041	2,770	2,786
[2]	Three Rivers Regional Wastewater Authority Sewer Revenue	5.000%	9/1/2040	1,000	1,103
[2]	Three Rivers Regional Wastewater Authority Sewer Revenue	5.000%	9/1/2041	1,250	1,367
	Thurston County WA GO	5.000%	12/1/2041	2,475	2,669
	Thurston County WA GO	5.000%	12/1/2042	2,595	2,771
	Thurston County WA GO	5.000%	12/1/2042	1,320	1,430
	University of Washington College & University Revenue	5.000%	12/1/2028	955	977
	University of Washington College & University Revenue	5.000%	4/1/2035	1,000	1,178
	University of Washington College & University Revenue	5.000%	4/1/2036	4,300	5,020
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Cougar Creek Project)	4.500%	10/1/2042	1,250	1,276
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Esther Short Project)	4.500%	10/1/2042	2,000	2,041
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Jens Pointe Project)	4.250%	2/1/2038	7,400	7,609
	Washington COP	5.000%	7/1/2037	5,385	5,517
	Washington GO	4.000%	7/1/2026	10,000	10,089
	Washington GO	4.000%	7/1/2026	25,000	25,222
	Washington GO	5.000%	8/1/2027	25,245	26,281
	Washington GO	4.000%	7/1/2028	40,000	41,504
	Washington GO	5.000%	7/1/2028	16,000	17,028
	Washington GO	5.000%	8/1/2030	11,495	11,958
	Washington GO	5.000%	8/1/2031	14,890	15,485
	Washington GO	5.000%	8/1/2031	22,640	23,544
	Washington GO	5.000%	7/1/2032	14,210	16,304
	Washington GO	5.000%	8/1/2032	26,855	27,909
	Washington GO	5.000%	8/1/2033	5,020	5,101
	Washington GO	5.000%	8/1/2034	5,015	5,093
	Washington GO	5.000%	6/1/2035	1,500	1,640
	Washington GO	5.000%	8/1/2035	2,530	2,567
	Washington GO	5.000%	8/1/2035	6,170	6,510
	Washington GO	5.000%	2/1/2036	16,505	16,902
	Washington GO	5.000%	2/1/2036	1,500	1,625
	Washington GO	5.000%	2/1/2036	2,065	2,192
	Washington GO	5.000%	8/1/2036	10,000	10,513
	Washington GO	5.000%	8/1/2036	2,490	2,714
	Washington GO	5.000%	8/1/2036	11,750	12,134
	Washington GO	5.000%	8/1/2037	10,005	10,492
	Washington GO	5.000%	8/1/2037	20,955	24,043
	Washington GO	5.000%	2/1/2038	10,000	10,342
	Washington GO	5.000%	2/1/2038	13,270	15,259
	Washington GO	5.000%	8/1/2038	8,795	9,188
	Washington GO	5.000%	2/1/2039	5,400	5,914
	Washington GO	5.000%	2/1/2039	9,000	9,637
	Washington GO	5.000%	8/1/2039	4,900	4,955
	Washington GO	5.000%	8/1/2039	14,600	16,487

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington GO	5.000%	2/1/2040	4,345	4,706
Washington GO	5.000%	2/1/2040	4,085	4,196
Washington GO	5.000%	6/1/2040	11,590	12,930
Washington GO	5.000%	8/1/2040	9,180	10,266
Washington GO	5.000%	8/1/2040	43,230	48,802
Washington GO	5.000%	2/1/2041	7,335	7,893
Washington GO	5.000%	2/1/2041	10,000	10,700
Washington GO	5.000%	2/1/2041	2,500	2,560
Washington GO	5.000%	6/1/2041	3,130	3,284
Washington GO	5.000%	6/1/2041	5,455	6,024
Washington GO	5.000%	8/1/2041	1,560	1,680
Washington GO	5.000%	8/1/2041	5,000	5,178
Washington GO	5.000%	8/1/2041	10,165	11,354
Washington GO	5.000%	2/1/2042	19,070	20,362
Washington GO	5.000%	2/1/2042	6,985	7,434
Washington GO	5.000%	2/1/2043	5,305	5,739
Washington GO	5.000%	2/1/2043	21,705	23,678
Washington GO	5.000%	6/1/2043	13,110	14,209
Washington GO	5.000%	6/1/2043	5,000	5,468
Washington GO	5.000%	8/1/2043	3,480	3,664
Washington GO	5.000%	2/1/2044	1,205	1,294
Washington GO	5.000%	2/1/2044	16,985	18,383
Washington GO	5.000%	6/1/2044	5,740	6,116
Washington GO	5.000%	8/1/2044	10,075	10,846
Washington GO	5.000%	2/1/2045	11,875	12,690
Washington GO	5.000%	6/1/2045	10,785	11,534
Washington GO	5.000%	2/1/2046	11,715	12,457
Washington GO	5.000%	6/1/2046	3,525	3,753
Washington GO	5.000%	2/1/2047	8,220	8,717
Washington GO	5.000%	8/1/2048	5,000	5,297
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	2,105	2,133
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	1,070	1,085
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,675	2,676
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	3,275	3,379
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,550	1,590
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,160	2,161
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	2,830	2,976
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	4,600	4,742
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,370	1,427
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	585	618
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	2,085	2,215
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,755	1,756
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,500	2,574
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	415	446
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	4,000	4,234
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	3,600	3,838
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	2,595	2,672
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,845	1,919
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	325	355
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	2,250	2,315
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,280	1,329
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	225	246
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	4,000	4,226
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	2,200	2,339
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	3,190	3,279
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	3,785	3,792
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,750	1,854
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	3,365	3,454
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	600	653
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	15,300	17,326
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	2,010	2,124
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	500	540
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	16,065	18,236
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	9,480	9,728
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	14,530	16,522
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	41,710	47,926
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	19,400	19,945
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	500	534
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	2,900	3,288
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2037	5,000	5,684

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	5,380	5,523
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	750	797
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	5,850	6,531
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2038	3,540	4,008
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	2,370	2,472
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	4,230	4,413
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2038	1,000	1,057
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	6,140	6,798
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2039	2,200	2,313
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2040	1,000	1,045
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	8,250	7,938
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2041	1,000	1,079
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2042	3,300	3,515
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	2,500	2,336
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2045	4,485	4,204
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	82,475	84,985
	Washington Higher Education Facilities Authority College & University Revenue (Gonzaga University Project)	4.000%	4/1/2042	5,200	5,117
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2032	1,275	1,284
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2033	2,735	2,747
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2034	2,100	2,102
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2036	1,000	986
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2037	3,005	2,961
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2038	2,235	2,183
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2040	1,000	945
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2034	3,000	3,022
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2035	4,370	4,393
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2036	4,545	4,555
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2033	1,510	1,580
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2034	1,570	1,635
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2035	1,630	1,687
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2037	1,745	1,784
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2038	1,310	1,332
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2030	595	621
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2032	2,560	2,578
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2032	660	691
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2036	785	746
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2040	1,805	1,617
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2030	685	704
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	86,665	89,275
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	260	268
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	115	118
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2031	1,180	1,267
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2032	325	318
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2032	2,695	2,762
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2033	285	276
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2034	2,000	1,902
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2035	85	81
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2035	460	493
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2036	1,965	1,816
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2036	640	596
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2036	910	968
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2037	1,120	1,026
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2037	1,550	1,553
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2038	1,230	1,108
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2031	1,280	1,378
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2032	1,340	1,442
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2033	1,410	1,513
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	4.500%	7/1/2028	665	639
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/2038	830	705

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/2032	2,010	2,021
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/2038	2,325	2,281
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/2029	4,250	4,250
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2032	2,105	2,263
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2033	500	551
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.150%	7/1/2034	1,725	1,793
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2034	3,020	3,290
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2034	1,000	1,100
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2035	3,470	3,761
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2035	1,000	1,099
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/2035	108,785	105,798
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2036	2,000	2,153
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2036	1,250	1,363
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/2037	28,441	26,872
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2037	2,000	2,143
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2037	1,500	1,623
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2039	4,220	4,451
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2039	1,500	1,602
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2040	1,135	1,199
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	11/20/2041	35,564	34,223
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	11/20/2041	7,379	6,981
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/2044	3,000	3,130
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2045	5,500	5,600
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/2049	4,000	4,121
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.084%	3/1/2050	23,097	22,590
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/2052	4,415	4,594
[4]	Washington State Housing Finance Commission Private Schools Revenue	5.625%	7/1/2038	1,215	1,331
[4]	Washington State Housing Finance Commission Private Schools Revenue	5.875%	7/1/2043	2,020	2,176
	Washington State University College & University Revenue	5.000%	4/1/2031	1,230	1,375
	Washington State University College & University Revenue	5.000%	4/1/2032	1,295	1,471
	Washington State University College & University Revenue	5.000%	4/1/2033	1,100	1,266
	Washington State University College & University Revenue	5.000%	4/1/2034	3,520	4,093
	Washington State University College & University Revenue	5.000%	4/1/2035	2,490	2,909
	Washington State University College & University Revenue	5.000%	4/1/2036	3,390	3,913
	Washington State University College & University Revenue	5.000%	4/1/2037	2,395	2,740
	Yakima County School District No. 207 Wapato GO	5.000%	12/1/2043	1,435	1,537
					2,142,784
West Virginia (0.5%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,285	1,286
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,105	2,106
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,425	1,426
[4]	Monongalia County WV Tax Increment/Allocation Revenue	5.750%	6/1/2043	880	929
	Ohio County WV Tax Increment/Allocation Revenue (The Highlands Project)	5.250%	6/1/2044	1,220	1,239
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/2027	4,710	4,904
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/2032	3,000	3,115
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/2033	3,025	3,137
[1]	West Virginia Economic Development Authority College & University Revenue	5.000%	7/1/2039	4,080	4,395
[1]	West Virginia Economic Development Authority College & University Revenue	5.000%	7/1/2040	3,650	3,893
	West Virginia Economic Development Authority Electric Power & Light Revenue (Appalachian Power Co. - AMOS Project) PUT	3.700%	6/1/2028	4,780	4,869
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.700%	6/1/2028	4,380	4,462
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	3,855	3,894
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2033	7,300	7,399
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2035	7,900	7,969
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2037	3,190	3,207
	West Virginia GO	5.000%	12/1/2031	1,900	2,014
	West Virginia GO	5.000%	12/1/2033	10,060	10,636
	West Virginia GO	5.000%	12/1/2035	16,375	17,225
	West Virginia GO	5.000%	6/1/2036	14,890	15,641
	West Virginia GO	5.000%	6/1/2037	6,940	7,269
	West Virginia GO	5.000%	12/1/2037	16,020	17,035
	West Virginia GO	5.000%	6/1/2038	13,920	14,752
	West Virginia GO	5.000%	12/1/2038	16,835	17,822
	West Virginia GO	5.000%	12/1/2038	1,000	1,043
	West Virginia GO	5.000%	6/1/2039	17,255	18,208
	West Virginia GO	5.000%	12/1/2039	17,685	18,626
	West Virginia GO	5.000%	12/1/2039	2,500	2,599
	West Virginia GO	5.000%	6/1/2041	1,310	1,370

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Virginia GO	5.000%	12/1/2043	1,000	1,038
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2026	2,425	2,459
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/2027	1,500	1,503
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/2028	2,000	2,003
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2028	1,530	1,585
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/2029	2,000	2,003
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2029	1,670	1,728
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2031	1,720	1,780
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2032	1,910	1,974
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2033	2,070	2,137
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2035	2,410	2,482
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2036	2,860	2,940
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2037	2,975	3,054
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	2,575	2,577
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	1,460	1,482
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	3,170	3,174
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	1,190	1,219
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	3,705	3,709
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2029	5,810	5,839
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	6,360	6,717
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	3,220	3,395
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	3,335	3,349
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	7,295	7,676
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	1,400	1,425
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2032	8,750	8,783
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	3,250	3,409
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	4,540	4,547
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	4,750	5,310
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	2,925	3,241
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	1,500	1,378
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	1,250	1,371
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	2,580	2,835
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2040	3,400	3,660
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	3,435	3,667
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2041	5,205	5,682
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2042	4,000	4,309
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2043	7,650	8,166
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2043	3,380	3,642
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2044	5,880	6,231
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2045	7,500	7,915
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2033	8,375	9,177
[4]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.020%	11/3/2025	17,990	17,990
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	1,220	1,252
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2032	1,100	1,163
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2034	2,020	2,128
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2035	2,010	2,112
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2036	2,030	2,125
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2037	1,500	1,565
	West Virginia Parkways Authority Highway Revenue	3.000%	6/1/2041	2,140	1,870
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2043	2,000	2,051
	West Virginia University College & University Revenue (West Virginia University Project)	5.000%	10/1/2044	1,445	1,507
	West Virginia University College & University Revenue (West Virginia University Project) PUT	5.000%	10/1/2029	20,000	21,410
					408,214
Wisconsin (1.5%)
	Dane County WI GO	2.000%	4/1/2029	320	303
	Dane County WI GO	4.000%	6/1/2029	13,810	14,478
	Dane County WI GO	2.000%	4/1/2030	265	248
	Dane County WI GO	4.000%	6/1/2031	9,415	10,109
	Dane County WI GO	4.000%	6/1/2032	9,800	10,589
	Franklin Public School District GO	5.000%	4/1/2038	8,340	9,218
	Franklin Public School District GO	4.000%	4/1/2041	4,960	4,939
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/2026	3,560	3,578
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/2026	3,685	3,704
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/2026	3,825	3,845
	Green Bay WI GO	5.000%	4/1/2037	1,240	1,409
	Green Bay WI GO	5.000%	4/1/2039	1,270	1,431
	Janesville School District GO	5.000%	3/1/2037	3,150	3,528
	Janesville School District GO	5.000%	3/1/2038	6,640	7,382
	Janesville School District GO	5.000%	3/1/2039	3,775	4,166

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Janesville School District GO	5.000%	3/1/2040	4,540	4,941
	Macomb MI Intermediate School District GO	5.000%	3/1/2037	1,500	1,705
	Macomb MI Intermediate School District GO	5.000%	3/1/2038	4,575	5,158
	Mequon & Thiensville School District GO	2.000%	3/1/2033	3,725	3,313
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/2033	5,280	5,375
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/2034	11,690	11,881
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/2035	15,110	15,339
	Milwaukee Metropolitan Sewerage District GO	5.000%	10/1/2039	5,510	6,063
[1]	Milwaukee WI GO	5.000%	4/1/2026	1,345	1,357
[1]	Milwaukee WI GO	5.000%	4/1/2027	7,780	8,022
[1]	Milwaukee WI GO	5.000%	4/1/2027	1,350	1,392
[1]	Milwaukee WI GO	5.000%	4/1/2028	1,690	1,773
	Milwaukee WI GO	5.000%	4/1/2029	8,810	9,409
	Milwaukee WI GO	5.000%	4/1/2029	1,000	1,026
[1]	Milwaukee WI GO	5.000%	4/1/2029	1,690	1,807
	Milwaukee WI GO	4.000%	4/1/2032	6,100	6,165
	Milwaukee WI GO	4.000%	4/1/2032	1,460	1,505
	Milwaukee WI GO	3.000%	4/1/2033	4,825	4,735
[2]	Milwaukee WI GO	4.000%	4/1/2033	4,670	4,831
[1]	Milwaukee WI GO	5.000%	4/1/2033	1,000	1,117
	Milwaukee WI GO	5.000%	12/1/2033	5,030	5,712
	Milwaukee WI GO	3.000%	4/1/2034	4,825	4,676
[2]	Milwaukee WI GO	4.000%	4/1/2034	4,675	4,822
[2]	Milwaukee WI GO	5.000%	12/1/2034	5,535	6,354
[2]	Milwaukee WI GO	5.000%	12/1/2035	5,545	6,309
[1]	Milwaukee WI GO	5.000%	12/1/2035	5,675	6,448
[2]	Milwaukee WI GO	5.000%	12/1/2036	1,960	2,200
[1]	Milwaukee WI GO	5.000%	12/1/2036	3,630	4,080
[2]	Milwaukee WI GO	5.000%	12/1/2037	1,970	2,194
[2]	Milwaukee WI GO	5.000%	12/1/2038	1,980	2,202
[2]	Milwaukee WI GO	5.000%	12/1/2039	1,990	2,199
[2]	Milwaukee WI GO	5.000%	12/1/2040	2,000	2,190
[1]	Milwaukee WI GO	5.000%	12/1/2040	3,905	4,275
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2036	625	678
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2037	1,820	1,970
[1]	Monroe WI School District GO	5.000%	3/1/2027	165	170
[1]	Monroe WI School District GO	5.000%	3/1/2028	250	262
[1]	Monroe WI School District GO	5.000%	3/1/2029	810	866
[1]	Monroe WI School District GO	5.000%	3/1/2036	800	868
	Neenah Joint School District GO	3.000%	3/1/2030	4,600	4,601
	Neenah Joint School District GO	3.000%	3/1/2032	1,500	1,503
	New Richmond School District GO	5.000%	4/1/2033	1,275	1,435
	New Richmond School District GO	5.000%	4/1/2034	1,000	1,120
	New Richmond School District GO	5.000%	4/1/2035	1,600	1,777
	New Richmond School District GO	5.000%	4/1/2036	1,700	1,878
	New Richmond School District GO	5.000%	4/1/2037	2,195	2,405
	New Richmond School District GO	5.000%	4/1/2038	2,195	2,390
	New Richmond School District GO	5.000%	4/1/2039	1,500	1,623
	New Richmond School District GO	5.000%	4/1/2040	1,650	1,773
	Platteville School District GO	4.000%	3/1/2035	1,060	1,099
	Platteville School District GO	4.000%	3/1/2037	1,040	1,067
	Platteville School District GO	4.000%	3/1/2038	1,560	1,589
	Platteville School District GO	4.000%	3/1/2040	880	890
	Pleasant Prairie WI GO	4.000%	8/1/2033	18,635	19,903
[4]	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2033	250	265
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2035	700	733
	Public Finance Authority Charter School Aid Revenue	5.625%	6/15/2037	500	483
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2038	1,000	1,012
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	7/15/2039	840	775
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/2042	1,000	905
[4]	Public Finance Authority Charter School Aid Revenue	5.375%	6/15/2042	1,065	1,045
	Public Finance Authority Charter School Aid Revenue	5.875%	6/15/2042	500	466
[4]	Public Finance Authority Charter School Aid Revenue	6.375%	7/1/2043	325	338
[4]	Public Finance Authority Charter School Aid Revenue	4.250%	7/15/2044	180	160
[4]	Public Finance Authority Charter School Aid Revenue	4.750%	7/1/2045	1,600	1,455
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2030	300	303
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2041	1,090	1,030
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/2042	1,760	1,515
[4]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/2034	410	425

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/2039	700	702
	Public Finance Authority College & University Revenue	5.250%	10/1/2031	1,000	1,030
[4]	Public Finance Authority College & University Revenue	4.000%	4/1/2032	1,335	1,315
	Public Finance Authority College & University Revenue	5.250%	10/1/2033	1,140	1,169
	Public Finance Authority College & University Revenue	5.250%	10/1/2038	3,500	3,525
[4]	Public Finance Authority College & University Revenue, ETM	4.000%	4/1/2032	80	82
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	14,260	14,268
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	20,430	20,861
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	1,000	1,051
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,000	1,072
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	250	264
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	8,250	8,914
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	750	799
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	2,165	2,357
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	300	321
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	265	270
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	750	803
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	2,175	2,342
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	575	621
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2031	385	394
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	725	774
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	3,610	3,883
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	750	806
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2032	390	398
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	500	533
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2033	10,830	10,467
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	5,895	5,952
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	610	652
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2033	425	433
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	810	860
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2034	2,230	2,087
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	2,300	2,462
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2035	1,200	1,271
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2035	1,650	1,526
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	2,275	2,298
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	675	642
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	730	771
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	1,325	1,229
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	6,415	6,823
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	350	361
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2037	1,005	1,057
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	6,140	6,135
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	390	356
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	400	411
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	1,000	893
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	450	407
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	6,250	6,575
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	520	532
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2039	2,480	2,593
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	6,125	6,050
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	375	335
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	605	615
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2040	2,145	2,229
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	8,080	7,928
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	1,070	1,079
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	1,725	1,474
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	745	746
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2041	505	479
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2045	1,440	1,346
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2030	235	253
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2031	440	479
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2033	775	856
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2036	435	473
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2037	575	622
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2038	625	669
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2039	650	690
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2040	475	501
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2041	715	744
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/2041	8,000	6,690

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	16,955	17,471
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	4.000%	10/1/2030	6,360	6,790
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2027	4,695	4,875
	Public Finance Authority Industrial Revenue	3.750%	2/1/2032	815	808
	Public Finance Authority Industrial Revenue	5.000%	2/1/2042	1,865	1,923
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	13,585	13,305
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/2037	770	391
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/2026	21,701	21,703
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/2027	32,384	32,405
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	9,224	9,235
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2030	230	240
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2032	350	386
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2034	300	333
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2035	580	621
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/15/2035	300	329
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2035	1,000	1,111
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2036	1,000	1,104
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2037	1,000	1,097
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2038	350	379
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2038	1,000	1,041
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2040	400	424
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2042	5,750	6,077
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/2043	1,000	1,015
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/1/2045	370	375
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/15/2045	1,000	1,042
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/15/2045	550	564
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.000%	6/1/2034	1,105	1,189
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.000%	6/1/2039	760	802
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.000%	6/1/2044	1,300	1,321
	Public Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	7/1/2035	11,235	11,744
[4]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.000%	12/1/2034	2,300	2,411
[4]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.500%	12/1/2044	2,640	2,660
	Public Finance Authority Tax Increment/Allocation Revenue	5.000%	8/1/2039	775	786
[4]	Public Finance Authority Tax Increment/Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/2041	2,000	2,033
[2]	Racine Unified School District GO	5.000%	4/1/2035	2,750	3,070
[1]	Racine Unified School District GO	5.000%	4/1/2035	675	764
[2]	Racine Unified School District GO	5.000%	4/1/2036	2,500	2,774
[1]	Racine Unified School District GO	5.000%	4/1/2036	1,100	1,231
[2]	Racine Unified School District GO	5.000%	4/1/2037	2,545	2,802
[1]	Racine Unified School District GO	5.000%	4/1/2037	2,370	2,633
[2]	Racine Unified School District GO	5.000%	4/1/2038	1,670	1,826
[1]	Racine Unified School District GO	5.000%	4/1/2038	1,230	1,326
[1]	Racine Unified School District GO	5.000%	4/1/2038	2,495	2,759
[1]	Racine Unified School District GO	5.000%	4/1/2039	1,640	1,761
[1]	Racine Unified School District GO	5.000%	4/1/2039	1,275	1,401
[2]	Racine Unified School District GO	5.000%	4/1/2039	1,015	1,102
[2]	Racine Unified School District GO	5.000%	4/1/2040	2,385	2,568
[1]	Racine Unified School District GO	5.000%	4/1/2040	2,460	2,628
[2]	Racine Unified School District GO	5.000%	4/1/2041	2,000	2,141
[1]	Racine Unified School District GO	5.000%	4/1/2041	835	887
[1]	Racine Unified School District GO	5.000%	4/1/2042	820	870
[1]	Racine Unified School District GO	4.000%	4/1/2045	5,650	5,508
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	270	303
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	360	404
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	540	605
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	185	207
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	180	202
	Sheboygan Area School District GO	3.000%	3/1/2039	1,500	1,391
	Sheboygan Area School District GO	3.000%	3/1/2040	1,625	1,479
	Sheboygan Area School District GO	3.000%	3/1/2041	1,400	1,252
	Sheboygan Area School District GO	3.000%	3/1/2042	2,020	1,775
	Sheboygan Area School District GO	3.000%	3/1/2043	2,080	1,794
[1]	Sparta Area School District GO	3.000%	3/1/2038	1,250	1,143
[1]	Sparta Area School District GO	3.000%	3/1/2039	1,785	1,608
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	1,060	1,086
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	1,375	1,399

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	2,100	2,126
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	2,400	2,418
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	6,360	7,003
	Verona Area School District GO	5.000%	4/1/2026	3,485	3,516
	Waunakee Community School District GO	3.250%	4/1/2028	46,750	46,754
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2029	1,050	925
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2029	390	344
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2030	1,095	933
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2030	590	503
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2031	3,760	3,097
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2031	1,000	824
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2032	1,400	1,113
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2032	1,515	1,205
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2033	2,500	1,909
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2033	1,350	1,031
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2034	2,000	1,460
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2035	1,600	1,115
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2035	3,125	2,178
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2036	1,550	1,029
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2036	4,000	2,656
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2037	5,985	3,779
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2038	6,000	3,583
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2039	5,250	2,954
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2040	6,000	3,179
	Wisconsin GO	5.000%	5/1/2026	12,400	12,542
	Wisconsin GO	5.000%	5/1/2027	8,425	8,730
	Wisconsin GO	5.000%	5/1/2027	7,770	8,051
	Wisconsin GO	5.000%	5/1/2033	6,280	7,312
	Wisconsin GO	5.000%	5/1/2035	17,000	19,561
	Wisconsin GO	5.000%	5/1/2035	2,375	2,815
	Wisconsin GO	5.000%	5/1/2036	8,730	9,970
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/2034	11,035	11,215
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/2035	6,365	6,461
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/2026	1,000	1,008
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/2027	850	875
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/2028	900	945
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	940	945
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	930	945
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	1,685	1,694
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	150	156
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2028	1,925	1,917
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	835	868
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2028	1,400	1,451
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	175	185
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	5,285	5,617
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,175	1,211
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	800	830
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	200	215
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2030	810	815
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,410	1,453
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2030	8,305	8,426
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	3,465	3,786
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2031	6,000	6,082
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	300	324
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2031	1,555	1,663
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	4,200	4,221
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	5,530	6,143
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	4,825	4,957
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2032	5,345	5,413
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	8,045	8,081
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	660	711
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2032	2,235	2,387
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	4,000	4,107
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2033	450	450
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2033	50,545	50,724
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2033	2,945	3,129
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	6,845	7,011
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	3,410	3,877
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	39,835	39,950
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	700	749

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2034	3,450	3,658
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	5,450	5,575
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	2,000	2,280
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	7,075	7,089
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2035	2,540	2,554
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	2,780	2,801
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	3,750	4,218
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	4,460	4,489
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2036	2,605	2,609
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	2,550	2,840
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2037	3,980	3,564
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	2,245	2,268
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	5,705	6,305
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2038	5,225	5,136
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	1,000	992
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	4,500	4,938
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2039	3,000	2,925
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/15/2039	9,100	9,112
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	4,420	4,420
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	500	479
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	500	446
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2042	5,060	5,409
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	6,750	7,273
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	9,380	9,997
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/2026	1,480	1,498
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	3,720	3,981
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	3,440	3,676
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/2034	1,250	1,379
[4,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.050%	11/3/2025	8,500	8,500
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.375%	11/1/2039	8,000	8,331
[4]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collaboration Inc. Project)	5.000%	8/1/2027	5,500	5,558
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/2041	3,150	3,399
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/2043	4,550	4,808
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/2044	2,500	2,621
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/2045	2,715	2,833
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/2052	2,090	2,051
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/2052	2,545	2,499
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2054	10,580	11,603
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	4,130	4,475
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	4,210	4,601
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.250%	9/1/2055	3,975	4,428
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue	2.500%	11/1/2041	1,750	1,356
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2027	1,700	1,701
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	10,734	10,858
	Wisconsin Housing & Economic Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities Local or Guaranteed Housing Revenue	4.750%	6/1/2043	5,000	5,287
					1,213,005
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2030	250	259
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2031	50	52
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2032	300	311
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2033	275	284
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2034	250	256
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2035	250	255
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2036	200	203
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2037	140	141
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2038	160	161
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/2026	24,000	23,628
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2050	2,405	2,380
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/2052	1,700	1,691
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2053	2,695	2,834
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,025	1,052

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,040	1,068
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,105	1,134
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,050	1,078
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,450	1,489
					38,276
Total Tax-Exempt Municipal Bonds (Cost $80,490,873)					80,690,085
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	118,373	75,611
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	49,123	33,158
Total Taxable Municipal Bonds (Cost $105,173)					108,769
				Shares
Temporary Cash Investments (2.1%)
Investment Company (2.1%)
[20]	Vanguard Municipal Low Duration Fund (Cost $1,747,274)	3.306%		174,728,191	1,747,282
Total Investments (99.5%) (Cost $82,343,320)					82,546,136
Other Assets and Liabilities—Net (0.5%)					414,751
Net Assets (100%)					82,960,887
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $2,143,640, representing 2.6% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
7	Non-income-producing security—security in default.
8	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Step bond.
11	Securities with a value of $7,566 have been segregated as initial margin for open futures contracts.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
16	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
17	Scheduled principal and interest payments are guaranteed by the State of Nevada Permanent School Fund.
18	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
19	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
20	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	2,727	567,876	26
5-Year U.S. Treasury Note	December 2025	7,392	807,287	3,618
				3,644

Short Futures Contracts
Long U.S. Treasury Bond	December 2025	(649)	(76,136)	(2,106)
Ultra Long U.S. Treasury Bond	December 2025	(865)	(104,908)	(3,812)
				(5,918)
				(2,274)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/22/2026	RBC	14,090	Buy	5-Year MMD AAA General Obligation Scale	3.460%	675	675	—
4/22/2026	MSCS	10,530	Buy	5-Year MMD AAA General Obligation Scale	3.460%	505	505	—
4/23/2026	JPMC	36,940	Buy	5-Year MMD AAA General Obligation Scale	3.380%	1,623	1,623	—
5/1/2026	BANA	19,455	Buy	10-Year MMD AAA General Obligation Scale	3.620%	1,432	1,432	—
5/6/2026	RBC	6,280	Buy	10-Year MMD AAA General Obligation Scale	3.620%	459	459	—
5/6/2026	MSCS	5,750	Buy	10-Year MMD AAA General Obligation Scale	3.640%	432	432	—
5/19/2026	RBC	10,104	Buy	15-Year MMD AAA General Obligation Scale	4.060%	698	698	—
5/19/2026	MSCS	9,244	Buy	15-Year MMD AAA General Obligation Scale	4.060%	638	638	—
8/20/2026	RBC	45,130	Buy	5-Year MMD AAA General Obligation Scale	2.790%	462	462	—
8/20/2026	MSCS	25,230	Buy	5-Year MMD AAA General Obligation Scale	2.840%	320	320	—
						7,244	7,244	—
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.
At October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $7,426 in connection with open over-the-counter municipal market rate lock contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $80,596,046)	80,798,854
Affiliated Issuers (Cost $1,747,274)	1,747,282
Total Investments in Securities	82,546,136
Investment in Vanguard	1,980
Cash	1,953
Receivables for Investment Securities Sold	30,406
Receivables for Accrued Income	1,009,762
Receivables for Capital Shares Issued	72,912
Variation Margin Receivable—Futures Contracts	834
Unrealized Appreciation—Over-the-Counter Swap Contracts	7,244
Other Assets	386
Total Assets	83,671,613
Liabilities
Payables for Investment Securities Purchased	527,792
Payables for Capital Shares Redeemed	121,621
Payables for Distributions	57,974
Payables to Vanguard	3,339
Total Liabilities	710,726
Net Assets	82,960,887
At October 31, 2025, net assets consisted of:

Paid-in Capital	84,530,653
Total Distributable Earnings (Loss)	(1,569,766)
Net Assets	82,960,887

Investor Shares—Net Assets
Applicable to 162,472,238 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,241,396
Net Asset Value Per Share—Investor Shares	$13.80

Admiral™ Shares—Net Assets
Applicable to 5,851,118,554 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	80,719,491
Net Asset Value Per Share—Admiral Shares	$13.80

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Interest[1]	2,648,440
Total Income	2,648,440
Expenses
The Vanguard Group—Note B
Investment Advisory Services	9,940
Management and Administrative—Investor Shares	3,325
Management and Administrative—Admiral Shares	53,874
Marketing and Distribution—Investor Shares	108
Marketing and Distribution—Admiral Shares	3,915
Custodian Fees	282
Auditing Fees	32
Shareholders’ Reports and Proxy Fees—Investor Shares	39
Shareholders’ Reports and Proxy Fees—Admiral Shares	405
Trustees’ Fees and Expenses	42
Other Expenses	242
Total Expenses	72,204
Expenses Paid Indirectly	(212)
Net Expenses	71,992
Net Investment Income	2,576,448
Realized Net Gain (Loss)
Investment Securities Sold[1]	(244,848)
Futures Contracts	1,408
Realized Net Gain (Loss)	(243,440)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,425,691
Futures Contracts	1,994
Swap Contracts	7,244
Change in Unrealized Appreciation (Depreciation)	1,434,929
Net Increase (Decrease) in Net Assets Resulting from Operations	3,767,937
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $34,818, ($37), and $37, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,576,448	2,229,556
Realized Net Gain (Loss)	(243,440)	(331,502)
Change in Unrealized Appreciation (Depreciation)	1,434,929	4,077,109
Net Increase (Decrease) in Net Assets Resulting from Operations	3,767,937	5,975,163
Distributions
Investor Shares	(70,926)	(68,493)
Admiral Shares	(2,489,473)	(2,146,662)
Total Distributions	(2,560,399)	(2,215,155)
Capital Share Transactions
Investor Shares	(47,849)	(85,508)
Admiral Shares	5,785,260	6,146,143
Net Increase (Decrease) from Capital Share Transactions	5,737,411	6,060,635
Total Increase (Decrease)	6,944,949	9,820,643
Net Assets
Beginning of Period	76,015,938	66,195,295
End of Period	82,960,887	76,015,938

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.59	$12.86	$12.87	$14.66	$14.64
Investment Operations
Net Investment Income[1]	.436	.407	.367	.315	.311
Net Realized and Unrealized Gain (Loss) on Investments	.207	.728	(.011)	(1.772)	.020
Total from Investment Operations	.643	1.135	.356	(1.457)	.331
Distributions
Dividends from Net Investment Income	(.433)	(.405)	(.366)	(.316)	(.311)
Distributions from Realized Capital Gains	—	—	—	(.017)	—
Total Distributions	(.433)	(.405)	(.366)	(.333)	(.311)
Net Asset Value, End of Period	$13.80	$13.59	$12.86	$12.87	$14.66
Total Return[2]	4.84%	8.86%	2.69%	-10.07%	2.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,241	$2,258	$2,216	$2,550	$3,435
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	3.22%	2.99%	2.74%	2.27%	2.10%
Portfolio Turnover Rate	20%	31%	43%	35%	18%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.59	$12.86	$12.87	$14.66	$14.64
Investment Operations
Net Investment Income[1]	.447	.419	.378	.326	.322
Net Realized and Unrealized Gain (Loss) on Investments	.207	.727	(.012)	(1.772)	.021
Total from Investment Operations	.654	1.146	.366	(1.446)	.343
Distributions
Dividends from Net Investment Income	(.444)	(.416)	(.376)	(.327)	(.323)
Distributions from Realized Capital Gains	—	—	—	(.017)	—
Total Distributions	(.444)	(.416)	(.376)	(.344)	(.323)
Net Asset Value, End of Period	$13.80	$13.59	$12.86	$12.87	$14.66
Total Return[2]	4.92%	8.95%	2.77%	-9.99%	2.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$80,719	$73,758	$63,979	$64,056	$84,624
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	3.30%	3.07%	2.83%	2.35%	2.17%
Portfolio Turnover Rate	20%	31%	43%	35%	18%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the year ended October 31, 2025, the fund’s average amount of investments in MMD Rate Locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Intermediate-Term Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,980,000, representing less than 0.01% of the fund’s net assets and 0.79% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $212,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Intermediate-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	80,690,085	—	80,690,085
Taxable Municipal Bonds	—	108,769	—	108,769
Temporary Cash Investments	1,747,282	—	—	1,747,282
Total	1,747,282	80,798,854	—	82,546,136
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,644	—	—	3,644
Swap Contracts	—	7,244	—	7,244
Total	3,644	7,244	—	10,888
Liabilities
Futures Contracts[1]	(5,918)	—	—	(5,918)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	58,049
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	247,440
Capital Loss Carryforwards	(1,817,281)
Qualified Late-Year Losses	—
Other Temporary Differences	(57,974)
Total	(1,569,766)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Tax-Exempt Income	2,559,282	2,215,155
Ordinary Income*	1,117	—
Long-Term Capital Gains	—	—
Total	2,560,399	2,215,155
*	Includes short-term capital gains, if any.

Intermediate-Term Tax-Exempt Fund
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	82,305,940
Gross Unrealized Appreciation	1,396,987
Gross Unrealized Depreciation	(1,149,547)
Net Unrealized Appreciation (Depreciation)	247,440
F.	During the year ended October 31, 2025, the fund purchased $20,239,730,000 of investment securities and sold $14,886,081,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2025, such purchases were $515,990,000 and sales were $560,115,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	469,104	34,629	481,057	35,468
Issued in Lieu of Cash Distributions	60,387	4,457	58,432	4,291
Redeemed	(577,340)	(42,740)	(624,997)	(46,024)
Net Increase (Decrease)—Investor Shares	(47,849)	(3,654)	(85,508)	(6,265)
Admiral Shares
Issued	20,536,133	1,518,722	21,542,435	1,587,875
Issued in Lieu of Cash Distributions	1,834,149	135,386	1,567,924	115,117
Redeemed	(16,585,022)	(1,229,826)	(16,964,216)	(1,252,623)
Net Increase (Decrease)—Admiral Shares	5,785,260	424,282	6,146,143	450,369
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Intermediate-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Intermediate-Term Tax-Exempt Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
Q420 122025

Financial Statements
For the year ended October 31, 2025
Vanguard Limited-Term Tax-Exempt Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	120
Tax information	121

Limited-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (97.8%)
Alabama (7.1%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2026	1,250	1,267
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2027	1,410	1,461
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2028	1,365	1,445
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2029	2,230	2,409
	Alabama Economic Settlement Authority Miscellaneous Revenue	4.000%	9/15/2033	5,200	5,205
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Cooper Green Homes Project) PUT	5.000%	2/1/2028	3,845	4,003
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (CREEL Road Apartments Project) PUT	3.125%	3/1/2028	1,310	1,309
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Forest Hills Village Project) PUT	5.000%	11/1/2026	4,040	4,111
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/2027	10,000	10,033
[1]	Alabama State University College & University Revenue	5.000%	9/1/2028	200	211
[1]	Alabama State University College & University Revenue	5.000%	9/1/2029	375	402
[1]	Alabama State University College & University Revenue	5.000%	9/1/2030	210	229
[1]	Alabama State University College & University Revenue	5.000%	9/1/2031	775	858
[1]	Alabama State University College & University Revenue	5.000%	9/1/2032	1,035	1,160
[1]	Alabama State University College & University Revenue	5.000%	9/1/2033	2,515	2,846
	Auburn University College & University Revenue	5.000%	6/1/2029	2,250	2,437
	Auburn University College & University Revenue	5.000%	6/1/2029	1,750	1,896
	Auburn University College & University Revenue	5.000%	6/1/2030	3,000	3,314
	Auburn University College & University Revenue	5.000%	6/1/2030	1,000	1,105
	Auburn University College & University Revenue	5.000%	6/1/2031	5,565	6,265
	Auburn University College & University Revenue	5.000%	6/1/2031	1,960	2,206
	Auburn University College & University Revenue	5.000%	6/1/2032	3,500	4,005
	Auburn University College & University Revenue	5.000%	6/1/2032	2,250	2,574
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	675	675
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,480	1,508
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,780	1,841
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,855	1,948
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	2,030	2,190
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	915	1,007
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2027	1,510	1,566
	Birmingham Water Works Board Water Revenue	5.000%	1/1/2030	800	872
	Birmingham-Jefferson Civic Center Authority Miscellaneous Taxes Revenue	3.000%	7/1/2026	1,470	1,464
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/2025	740	740
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2026	2,000	2,023
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/2026	4,435	4,467
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2026	1,955	1,983
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/2027	1,250	1,265
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2027	3,455	3,545
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/2027	4,785	4,843
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2027	2,065	2,128
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/2027	2,300	2,337
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/2028	2,575	2,621
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2028	2,205	2,294
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/2028	1,015	1,064
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2028	2,295	2,400
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/2028	2,750	2,809
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2029	3,500	3,738
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2029	545	580
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2029	2,370	2,500
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2029	2,150	2,281
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2030	4,000	4,334
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2030	750	807
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2030	700	747
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2030	7,785	8,297
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2030	14,000	15,050
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2031	750	808
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2031	6,000	6,445
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2031	12,000	12,985
1

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2032	800	867
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	12/1/2026	124,575	125,433
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2025	2,975	2,975
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2026	3,095	3,101
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2027	3,220	3,238
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2028	6,770	6,830
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2029	6,975	7,059
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	93,315	95,850
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2026	500	505
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.250%	12/1/2027	1,000	1,035
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2031	4,050	4,359
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2032	4,140	4,484
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2033	7,025	7,658
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	30,060	31,302
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	109,240	114,935
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	13,795	14,579
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	41,795	44,359
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2035	16,230	17,576
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	14,050	15,241
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/2025	121,295	121,548
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/2026	775	776
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/2026	28,125	28,371
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/2025	1,500	1,501
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/2026	122,350	123,193
[3]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	3.570%	10/1/2052	6,385	6,322
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	53,355	53,995
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	53,895	54,745
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	32,075	34,195
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/2030	8,900	9,586
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	4,000	4,343
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	59,750	64,902
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	8,660	8,947
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	33,270	36,124
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	43,985	48,271
[3]	Black Belt Energy Gas District Natural Gas Revenue, 67% of SOFR + 1.400%	4.261%	7/1/2052	3,620	3,643
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2026	975	989
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2027	1,100	1,138
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2031	6,220	6,512
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2031	5,055	5,310
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2032	6,530	6,848
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2032	5,005	5,261
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2033	6,855	7,143
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	99,965	103,891
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/2030	1,450	1,572
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2030	800	852
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/2030	1,450	1,585
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2030	750	803
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/2031	1,500	1,647
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2031	700	751
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2031	2,000	2,152
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/2031	1,500	1,655
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2031	1,000	1,078
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2032	800	867
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2032	2,025	2,189
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2033	2,100	2,279
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	4,185	4,617
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/2031	22,000	24,724
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/2032	37,120	40,762
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,090	2,099
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2030	32,460	35,070
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	210	211
	Jacksonville State University College & University Revenue	4.000%	12/1/2026	550	555
	Jacksonville State University College & University Revenue	4.000%	12/1/2027	1,000	1,015
	Jacksonville State University College & University Revenue	5.000%	12/1/2028	1,745	1,833
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2026	1,400	1,426
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2031	7,500	7,721
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2032	1,000	1,029
	Jefferson County AL Sewer Revenue	5.000%	10/1/2028	2,500	2,645
2

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Jefferson County AL Sewer Revenue	5.000%	10/1/2029	1,730	1,862
Jefferson County AL Sewer Revenue	5.000%	10/1/2030	2,900	3,177
Jefferson County AL Sewer Revenue	5.000%	10/1/2031	5,805	6,454
Jefferson County AL Sewer Revenue	5.000%	10/1/2032	4,575	5,147
Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2027	4,070	4,177
Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2034	5,095	5,537
Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/2025	99,750	99,832
Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2031	750	804
Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2032	825	886
Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	40,000	42,551
Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/2026	6,905	6,918
Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.300%	3/12/2026	9,890	9,895
Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	5,000	5,048
Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/2026	3,165	3,185
Montgomery AL GO	3.000%	12/1/2026	15	15
Montgomery AL GO	3.000%	12/1/2027	925	923
Montgomery AL GO	3.000%	12/1/2028	1,850	1,854
Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	500	537
Selma Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	4,525	4,574
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2026	1,360	1,370
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2027	1,860	1,907
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2028	3,000	3,127
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2029	4,500	4,762
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2030	4,500	4,818
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	25,000	26,973
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2025	355	355
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2026	400	403
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2026	425	431
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2027	1,250	1,278
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2027	605	623
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2028	1,250	1,296
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2028	605	632
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2029	2,250	2,366
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2029	1,360	1,440
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2030	5,000	5,329
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2030	2,905	3,116
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/2032	10,160	11,005
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2026	285	287
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2027	375	380
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2027	375	383
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2028	415	426
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2028	625	646
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2029	655	680
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2029	225	237
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2029	825	861
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2030	590	618
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2030	200	213
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2030	625	658
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2031	2,000	2,113
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2031	340	365
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2031	1,500	1,591
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	19,800	21,935
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	40,405	43,517
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	17,590	18,830
Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2026	1,865	1,902
Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2027	3,120	3,242
Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2028	1,000	1,053
Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2028	3,785	4,004
Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2029	1,000	1,067
Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2029	4,630	4,982
Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2030	1,500	1,623
Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2030	7,550	8,232
Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2031	1,400	1,524
Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2031	15,440	17,065
Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2032	8,800	9,795
Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2033	17,385	19,577
Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2034	9,795	11,078
Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/2026	700	705
Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/2027	3,055	3,092
3

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/2028	4,825	4,898
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	33,470	34,234
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/2026	750	752
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/2027	2,420	2,438
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/2028	3,985	4,035
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2) PUT	4.000%	12/1/2031	500	515
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/2028	2,910	3,063
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	6/1/2029	2,810	2,977
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/2029	6,045	6,410
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	16,890	18,305
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	16,170	16,833
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	89,115	94,637
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	15,605	16,639
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	35,000	37,674
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	53,470	58,074
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.250%	11/1/2035	6,170	6,848
[2]	Troy University College & University Revenue	5.000%	11/1/2025	1,425	1,425
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	2,000	2,033
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,435	1,457
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	2,380	2,416
[1]	University of South Alabama College & University Revenue	5.000%	11/1/2025	1,695	1,695
[2]	University of South Alabama College & University Revenue	5.000%	10/1/2026	800	816
[1]	University of South Alabama College & University Revenue	5.000%	4/1/2027	750	773
[2]	University of South Alabama College & University Revenue	5.000%	10/1/2031	1,000	1,038
[1]	University of South Alabama College & University Revenue	5.000%	11/1/2031	1,000	1,016
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/2028	8,145	8,250
					2,333,529
Alaska (0.4%)
	Alaska GO	5.000%	8/1/2027	1,000	1,041
	Alaska GO	5.000%	8/1/2028	1,000	1,065
	Alaska GO	5.000%	8/1/2029	1,000	1,089
	Alaska GO	5.000%	8/1/2029	1,250	1,361
	Alaska GO	5.000%	8/1/2030	1,315	1,461
	Alaska GO	5.000%	8/1/2031	1,000	1,131
	Alaska GO	5.000%	8/1/2032	1,505	1,727
	Alaska GO	5.000%	8/1/2032	1,845	2,117
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	12/1/2048	2,685	2,695
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.750%	12/1/2052	4,785	5,049
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/2054	3,765	4,061
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	1,805	1,978
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2025	280	280
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2026	345	349
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2026	460	471
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2027	375	389
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2027	385	403
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2028	390	412
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2028	360	384
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2029	925	998
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2029	975	1,062
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2030	875	962
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/2029	680	734
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/2029	700	763
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/2030	1,250	1,375
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/2030	1,000	1,110
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/2031	1,000	1,117
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/2031	2,000	2,251
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	5.000%	4/1/2026	4,940	4,972
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	4.000%	4/1/2031	3,970	4,085
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	4.000%	4/1/2033	1,300	1,317
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2026	510	520
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2026	1,000	1,020
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2027	625	652
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2027	1,485	1,549
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2028	1,265	1,349
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2028	1,250	1,332
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2029	395	431
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2029	915	995
4

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2030	550	611
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2030	1,610	1,786
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2031	1,900	2,145
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2032	2,330	2,670
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2032	1,860	2,131
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2028	700	748
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2029	225	246
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2030	250	278
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2031	500	566
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2032	450	515
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2028	1,390	1,474
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2028	2,540	2,694
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2029	2,075	2,245
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2029	725	785
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2030	935	1,029
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2030	3,660	4,026
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2031	1,225	1,370
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2032	2,490	2,816
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2032	1,065	1,204
	Municipality of Anchorage AK GO	5.000%	9/1/2028	1,430	1,523
	Municipality of Anchorage AK GO	5.000%	9/1/2028	1,165	1,241
	Municipality of Anchorage AK GO	5.000%	9/1/2029	3,010	3,274
	Municipality of Anchorage AK GO	5.000%	9/1/2029	1,220	1,327
	Municipality of Anchorage AK GO	5.000%	9/1/2030	3,160	3,506
	Municipality of Anchorage AK GO	5.000%	9/1/2031	3,315	3,746
	Municipality of Anchorage AK GO	5.000%	9/1/2031	2,700	3,051
	North Slope Borough AK GO	5.000%	6/30/2026	1,270	1,288
	North Slope Borough AK GO	5.000%	6/30/2028	2,005	2,127
	North Slope Borough AK GO	5.000%	6/30/2029	2,270	2,457
	North Slope Borough AK GO	5.000%	6/30/2030	1,210	1,335
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	2,200	2,223
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2027	3,950	4,065
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	3,155	3,351
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,785	1,916
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	1,000	1,081
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,750	1,879
					124,786
Arizona (1.1%)
[2]	Arizona Board of Regents College & University Revenue	5.000%	8/1/2030	1,110	1,230
[2]	Arizona Board of Regents College & University Revenue	5.000%	8/1/2031	1,500	1,694
[2]	Arizona Board of Regents College & University Revenue	5.000%	8/1/2032	3,000	3,441
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	3.470%	1/1/2046	3,850	3,824
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	3.470%	11/4/2025	1,370	1,370
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	3.470%	11/4/2025	150	150
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	750	758
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	150	150
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2028	850	863
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	10,920	11,425
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	5,500	5,851
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2030	500	527
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	4.000%	7/1/2029	975	966
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2032	325	334
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2026	125	126
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2027	160	164
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2028	125	130
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2026	1,210	1,211
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2026	220	220
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2028	230	228
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2029	250	248
[4]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	4.000%	12/15/2030	1,915	1,907
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	125	127
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	445	460
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	250	263
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/2026	1,680	1,700
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2026	1,600	1,639
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/2027	1,605	1,663
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2028	1,460	1,563
5

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/2055	1,300	1,445
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/2026	8,061	8,110
	Arizona IDA Local or Guaranteed Housing Revenue (Ironwood Ranch Apartments) PUT	5.000%	9/1/2026	5,435	5,511
	Arizona IDA Local or Guaranteed Housing Revenue (The Ranches at Gunsmoke Project) PUT	5.000%	11/1/2026	5,926	6,034
	Arizona IDA Local or Guaranteed Housing Revenue PUT	5.000%	1/1/2027	18,000	18,320
	Arizona IDA Local or Guaranteed Housing Revenue PUT	2.760%	7/1/2029	8,400	8,254
[4]	Arizona IDA Local or Guaranteed Housing Revenue TOB VRDO	3.250%	11/6/2025	3,570	3,570
[4,5]	Arizona IDA Local or Guaranteed Housing Revenue TOB VRDO	3.450%	11/6/2025	2,490	2,490
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2026	500	505
[4,5]	Arizona IDA Multifamily Housing Local or Guaranteed Revenue TOB VRDO	4.050%	11/3/2025	17,605	17,605
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/2024	4,365	134
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/2025	1,910	58
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/2026	1,910	58
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/2027	1,910	58
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/2028	1,910	58
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/2031	420	13
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2029	9,490	10,217
[4]	Arizona State IDA Muti-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.050%	11/3/2025	19,645	19,645
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/2026	125	123
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.150%	7/1/2027	375	360
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.300%	7/1/2028	485	458
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	18,460	18,533
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	930	931
[7]	Glendale IDA College & University Revenue	5.000%	5/15/2028	750	791
[7]	Glendale IDA College & University Revenue	5.000%	5/15/2029	1,250	1,343
[7]	Glendale IDA College & University Revenue	5.000%	5/15/2030	900	987
[7]	Glendale IDA College & University Revenue	5.000%	5/15/2031	1,900	2,115
[7]	Glendale IDA College & University Revenue	5.000%	5/15/2032	1,810	2,039
[7]	Glendale IDA College & University Revenue	5.000%	5/15/2033	700	797
	Glendale IDA Student Loan Revenue	4.000%	5/15/2027	1,975	2,011
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/2026	95	95
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/2027	75	76
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/2028	80	82
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2026	200	201
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2027	225	227
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2029	3,050	3,068
[4]	Maricopa County IDA Charter School Aid Revenue (Paradise Schools Projects)	3.500%	7/1/2026	295	293
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	1,450	1,455
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,865	1,944
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	3,075	3,221
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,105	1,175
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	2,505	2,674
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,770	3,001
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	2,505	2,718
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	3,310	3,649
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	9,325	9,556
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	2,010	2,059
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2026	12,545	12,680
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2026	6,760	6,820
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2028	12,510	13,057
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	16,435	17,846
	Maricopa County IDA Local or Guaranteed Housing Revenue (Marbella Ranch Phase I Project) PUT	2.810%	5/1/2029	4,060	4,011
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/2026	2,985	2,899
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/2026	2,035	1,977
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	3,200	3,247
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2026	735	719
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2029	1,125	1,030
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2031	670	587
	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/2029	1,900	2,065
	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/2030	1,500	1,665
	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/2031	1,325	1,497
[4]	Mesa AZ Utility System Intergovernmental Agreement Revenue TOB VRDO	3.270%	11/6/2025	6,750	6,750
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2029	2,475	2,679
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2030	2,255	2,489
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2031	1,700	1,910
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2032	2,500	2,854
	Mesa AZ Utility System Water Revenue	4.000%	7/1/2032	7,060	7,100
[1]	Northern Arizona University College & University Revenue	5.000%	8/1/2029	2,090	2,264
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue (Memorial Towers Project)	3.350%	12/1/2027	1,920	1,930
6

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2028	1,635	1,637
	Phoenix AZ GO	5.000%	7/1/2030	2,500	2,777
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2028	3,745	3,748
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2027	340	340
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2028	355	355
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2029	365	365
	Pima County IDA Local or Guaranteed Housing Revenue PUT	2.710%	4/1/2028	4,075	4,019
[4]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	3.250%	11/6/2025	4,750	4,750
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2026	2,985	3,034
	Tempe IDA Health, Hospital, Nursing Home Revenue	3.750%	12/1/2031	4,015	3,977
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2026	245	245
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2027	705	705
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2028	365	366
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2030	495	497
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2031	465	467
	Tucson IDA Local or Guaranteed Housing Revenue (Lariat Village Project) PUT	3.050%	10/1/2028	1,000	998
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,235	1,250
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.200%	12/2/2025	10,000	10,000
	Yavapai County IDA Revenue	4.000%	10/1/2026	3,635	3,668
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,370	1,390
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,100	1,140
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	1,000	1,057
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	1,380	1,486
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	1,555	1,703
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	500	556
					360,905
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2026	2,060	2,061
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	3,715	3,716
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	3,855	3,856
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	500	515
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	3.500%	2/1/2029	1,250	1,233
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	1,280	1,335
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	1,500	1,585
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	2,605	2,606
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	1,300	1,300
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2027	16,030	16,423
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/2055	1,480	1,560
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/2027	2,045	2,057
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,500	1,507
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	320	321
	Bentonville AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2027	525	548
	Bentonville AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2029	425	462
	Bentonville AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2031	415	460
	Bentonville AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2032	450	497
	Fort Smith School District No. 100 GO	2.625%	12/1/2030	455	436
	North Little Rock School District No. 1 GO	3.000%	2/1/2028	6,665	6,675
	North Little Rock School District No. 1 GO	3.000%	2/1/2029	7,145	7,156
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	1,000	1,016
	Pulaski County Special School District GO	2.000%	2/1/2026	3,230	3,217
	Pulaski County Special School District GO	2.000%	2/1/2027	3,300	3,243
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2028	2,870	2,896
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2029	2,765	2,791
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2030	3,305	3,337
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2031	1,055	1,065
	Rogers AR Water Revenue	4.000%	11/1/2029	140	140
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2027	1,035	1,077
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2029	1,600	1,724
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2030	1,000	1,095
	Springdale School District No. 50 GO	3.000%	6/1/2029	4,100	4,102
	Springdale School District No. 50 GO	3.000%	6/1/2031	1,335	1,329
					83,341
California (8.1%)
[1]	Alhambra Unified School District GO	0.000%	8/1/2030	1,000	882
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2026	8,250	8,230
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	21,805	21,812
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	29,080	28,209
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.520%	4/1/2056	21,125	20,725
7

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	3.630%	4/1/2056	20,000	19,368
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	3.670%	4/1/2056	10,625	10,580
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.470%	4/1/2036	13,130	13,053
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2027	1,415	1,433
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	9/1/2027	1,125	1,161
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/2028	380	386
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/2028	1,330	1,382
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2028	470	479
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2028	4,730	4,814
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/2029	655	669
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2029	510	522
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2029	450	480
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2030	480	507
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2031	1,960	2,074
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2031	1,960	2,085
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2031	930	1,008
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2032	4,025	4,286
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2032	4,210	4,496
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2032	2,775	3,022
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2033	4,290	4,593
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2033	2,945	3,172
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2033	2,540	2,779
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2034	2,350	2,583
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/2028	1,250	1,312
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2029	2,165	2,284
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/2029	1,850	1,954
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2029	1,260	1,340
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/2029	1,500	1,597
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2030	1,560	1,670
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/2030	1,650	1,768
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	1,380	1,483
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/2030	2,100	2,266
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2031	1,375	1,500
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2032	1,700	1,866
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	63,890	64,854
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	28,150	30,002
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	53,375	56,449
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	42,000	45,121
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	49,355	54,289
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	18,175	19,622
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	15,945	17,367
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	51,485	55,806
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	70,000	76,568
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	60,435	64,836
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	75,725	80,424
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	13,415	14,962
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	54,305	58,176
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	72,745	74,375
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	92,570	98,617
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	26,145	26,707
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	33,025	35,278
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	28,420	31,067
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	30,115	32,128
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	8,270	8,867
[3]	California Community Choice Financing Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	3.670%	2/1/2052	150	141
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2025	1,025	1,026
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2025	200	200
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2026	150	153
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2028	210	220
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2030	50	54
	California GO	5.000%	8/1/2026	16,580	16,882
	California GO	5.000%	8/1/2026	35	35
	California GO	4.000%	9/1/2026	10,125	10,249
	California GO	3.500%	8/1/2027	10,000	10,172
	California GO	5.000%	8/1/2027	5,485	5,727
	California GO	5.000%	9/1/2027	16,360	17,119
	California GO	5.000%	8/1/2028	5,000	5,341
	California GO	5.000%	8/1/2028	10,000	10,683
	California GO	5.000%	9/1/2028	5,000	5,352
8

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	11/1/2028	35,955	38,636
	California GO	5.000%	3/1/2029	9,250	10,013
	California GO	5.000%	8/1/2029	17,200	18,796
	California GO	5.000%	8/1/2029	10,000	10,928
	California GO	4.000%	9/1/2029	7,245	7,647
	California GO	5.000%	8/1/2030	11,500	12,857
	California GO	5.000%	8/1/2031	2,945	3,356
	California GO	5.000%	8/1/2031	8,500	9,685
	California GO	5.000%	8/1/2031	26,045	29,677
	California GO	4.000%	9/1/2031	860	868
	California GO	5.000%	3/1/2032	2,005	2,307
	California GO	4.000%	8/1/2032	8,025	8,085
	California GO	5.000%	8/1/2032	15,380	17,818
	California GO	5.000%	8/1/2033	4,700	5,514
	California GO	5.000%	8/1/2033	16,000	18,770
	California GO	5.000%	8/1/2035	1,195	1,242
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2027	1,345	1,345
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	175	178
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/2027	500	501
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2028	375	375
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	2,375	2,377
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	5,880	6,210
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,435	3,743
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,540	3,929
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	30,000	33,194
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	9,625	10,605
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	11,240	12,416
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2033	19,500	19,503
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	10,985	11,365
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	15,060	15,604
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	10,555	11,508
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	11,280	12,575
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2029	4,510	4,914
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2030	4,630	5,132
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	8,997	9,237
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	652	676
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	6,128	6,201
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	12,011	11,940
[8]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2026	1,000	1,001
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	17,555	17,599
[4,5]	California Housing Finance Agency Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.430%	11/6/2025	9,265	9,265
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/2028	32,610	30,178
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.920%	12/1/2050	8,585	8,567
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,025	1,033
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	2,455	2,503
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	2,465	2,512
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,900	2,963
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,335	1,364
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2025	520	520
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project) PUT	3.750%	6/1/2027	575	581
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	1,500	1,499
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	10/1/2027	2,600	2,602
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	585	586
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2028	7,870	8,317
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	10/1/2028	1,600	1,598
[4]	California Municipal Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	4.000%	11/3/2025	13,870	13,870
[4,5]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	4.000%	11/3/2025	2,500	2,500
[4]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	1,805	1,805
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/2028	1,250	1,273
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2028	225	225
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2029	260	260
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2030	375	375
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2031	340	340
[4]	California School Finance Authority Charter School Aid Revenue GAN	4.400%	12/1/2026	2,915	2,921
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	1,000	1,139
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/2032	4,955	4,996
	California State University College & University Revenue	4.000%	11/1/2034	2,420	2,429
	California State University College & University Revenue	4.000%	11/1/2036	11,955	11,955
9

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	4.000%	11/1/2036	205	205
	California State University College & University Revenue PUT	0.550%	11/1/2026	7,750	7,556
	California State University College & University Revenue PUT	3.125%	11/1/2026	4,000	3,999
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	935	944
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	27,500	29,355
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2029	1,230	1,231
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	35,000	38,936
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	40,000	46,015
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	1,150	1,167
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	3,800	4,143
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	12,095	13,188
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	3,760	4,159
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/2050	1,255	1,243
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2029	750	803
[9]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	11,594	10,893
	Last Frontier Healthcare District Health, Hospital, Nursing Home Revenue BAN	6.000%	12/2/2025	8,770	8,771
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2037	250	298
	Long Beach Unified School District GO	0.000%	8/1/2028	3,625	3,274
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	6,500	7,178
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	15,000	16,981
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	4,340	4,384
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2026	2,075	2,089
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2026	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	6,845	6,930
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	16,945	17,214
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	810	823
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	960	972
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	3,310	3,351
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	3,500	3,543
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	130	132
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	925	940
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	85	86
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	9,140	9,285
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	45	46
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	25	25
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	1,415	1,437
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	200	203
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	390	396
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	10,415	10,580
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	2,750	2,794
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2027	470	481
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	555	577
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,330	1,384
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	840	874
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	5,585	5,810
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	3,455	3,594
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	45	47
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	505	525
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	610	626
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	5,625	5,852
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	360	375
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	50	52
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	125	130
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	135	135
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,020	1,047
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,325	1,378
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	30	31
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	3,795	4,017
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	925	979
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,435	1,519
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,735	1,836
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	70	74
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	4,660	4,933
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	2,025	2,122
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	710	752
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,130	1,159
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	300	311
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	755	799
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,340	1,418
10

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,470	1,556
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	50	50
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	445	446
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	520	550
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	245	259
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	720	762
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	395	418
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	215	228
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	12,425	13,019
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	2,440	2,636
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,065	1,151
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	50	54
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,765	1,907
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	695	751
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	2,440	2,636
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	10,015	10,274
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,165	1,208
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	3,305	3,465
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	940	996
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,015	1,086
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,160	1,241
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	105	105
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	140	140
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	640	657
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	765	827
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	800	864
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,335	1,442
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	2,095	2,264
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	480	519
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	420	454
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	80	86
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,430	2,600
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	695	765
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	6,655	7,328
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,300	2,411
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,665	2,851
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	445	456
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,860	3,149
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	290	307
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,275	2,458
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	380	389
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	860	929
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	245	270
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	505	556
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	450	495
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	370	407
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,655	1,822
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	5	6
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	100	110
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	615	677
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	295	325
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	50	55
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,195	1,316
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,000	1,101
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	38,820	42,347
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	140	143
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,880	1,969
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	2,605	2,782
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,160	1,297
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,015	1,135
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	2,110	2,232
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	3,920	4,382
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	280	290
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	200	214
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,640	1,768
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	375	376
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	560	562
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,020	1,100
11

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	750	824
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,585	1,757
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	410	458
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,415	1,582
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,600	1,789
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	100	112
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	75	84
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	250	279
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	300	335
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	5,675	6,344
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,630	1,822
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,795	1,878
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	500	533
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	865	923
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	215	244
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,860	2,003
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,740	1,974
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	130	133
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	320	331
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	405	428
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	410	442
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	35	35
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	195	200
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	45	49
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	120	133
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	325	363
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	120	134
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	175	197
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	765	868
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	7,390	8,384
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	210	224
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	20	23
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	3,205	3,279
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	410	441
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	280	301
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	410	452
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	490	545
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	450	501
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	135	154
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	40	46
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	75	86
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,625	1,865
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	1,090	1,106
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	50	51
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	15	15
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	1,100	1,116
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	740	751
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	150	152
Los Angeles Department of Water & Power Water System Water Revenue	3.000%	7/1/2027	10	10
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2027	955	976
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	10	10
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	1,230	1,234
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	400	409
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	1,165	1,209
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	290	301
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	1,095	1,128
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	160	161
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,130	1,197
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	200	212
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	115	115
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,175	1,244
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	10	11
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	1,580	1,638
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	405	406
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	735	795
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,205	1,303
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	180	195
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	130	130
12

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	455	477
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	570	616
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	27,340	29,559
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	70	70
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	1,245	1,372
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	30	30
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	320	328
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	1,200	1,322
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	310	325
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,115	1,119
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	2,710	2,719
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	480	537
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	440	492
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	675	755
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	175	196
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	440	451
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,100	1,231
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,715	1,797
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	780	825
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	660	739
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	400	454
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	570	647
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,070	1,205
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	2,000	2,272
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	590	670
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	960	963
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	205	206
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	880	901
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	245	256
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	4,565	4,826
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	120	132
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	725	823
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	535	547
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	265	266
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,690	1,784
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	2,125	2,442
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	40	45
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,340	1,540
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/2030	2,545	2,732
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	44,225	47,869
[4]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	3.670%	11/3/2025	22,200	22,200
	Palomar Health GO	5.000%	8/1/2028	665	666
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	3,000	3,000
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	3,665	3,619
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2034	1,150	1,208
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/2027	1,825	1,899
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/2028	1,245	1,328
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	390	362
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	340	316
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	835	776
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2029	210	190
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2029	725	655
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2029	895	809
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	430	378
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	505	444
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	2,450	2,486
	San Francisco CA City & County GO	2.000%	6/15/2028	3,790	3,683
	San Francisco CA City & County Local or Guaranteed Housing Revenue PUT	3.350%	8/1/2028	3,575	3,610
[4,5]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	3.430%	11/6/2025	18,251	18,251
[4,5]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	3.430%	11/6/2025	11,350	11,350
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	35,850	37,570
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2027	125	128
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2028	500	519
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2029	560	588
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2030	500	534
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2031	1,250	1,352
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2032	1,195	1,305
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2033	1,100	1,209
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2034	1,000	1,107
13

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2035	1,000	1,118
	San Mateo Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2031	1,000	1,003
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2031	110	115
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2032	540	562
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2033	135	140
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2034	750	776
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2027	2,110	2,195
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2028	285	302
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2029	1,510	1,633
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2030	1,035	1,140
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	750	797
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	44,145	47,709
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2027	390	406
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2029	365	395
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2030	690	760
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2026	810	823
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2028	1,115	1,181
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	1,850	2,000
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	4,390	4,395
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2029	930	1,006
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2030	750	826
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2031	350	392
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2032	470	534
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2033	400	460
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	11,605	12,278
	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2025	1,795	1,797
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2026	2,000	2,023
	University of California College & University Revenue	5.000%	5/15/2029	5,000	5,482
	University of California College & University Revenue	5.000%	5/15/2031	13,000	14,847
	University of California College & University Revenue	5.000%	5/15/2031	10,400	11,877
	University of California College & University Revenue	5.000%	5/15/2031	44,835	51,203
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2026	725	737
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2027	600	616
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	780	808
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	650	679
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2028	500	527
[10]	Vista Unified School District GO	0.000%	8/1/2028	7,425	6,890
[1]	William S Hart Union High School District GO	0.000%	9/1/2027	515	490
					2,657,559
Colorado (1.9%)
	Adams 12 Five Star Schools GO	5.000%	12/15/2029	6,500	6,658
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	4.500%	5/1/2026	3,800	3,827
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	500	519
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2027	1,000	1,044
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2029	1,000	1,086
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2030	1,000	1,105
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2031	1,000	1,112
	Board of Governors of Colorado State University System College & University Revenue PUT	4.375%	3/1/2029	680	696
	Boulder CO Storm Water & Flood Management Water Revenue	3.000%	12/1/2029	520	519
	Boulder County CO Sales Tax Revenue	2.000%	7/15/2029	1,950	1,873
	Boulder County CO Sales Tax Revenue	2.000%	7/15/2030	1,500	1,430
[4]	Brighton CO Water Activity Water Revenue TOB VRDO	3.270%	11/6/2025	8,000	8,000
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/2026	3,070	3,066
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2027	250	259
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2029	200	215
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2031	200	221
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/2027	200	204
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/2028	100	103
[4]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/2029	12,473	12,488
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2027	1,635	1,675
14

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2027	90	90
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2028	140	141
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2031	1,200	1,215
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	545	545
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2026	1,285	1,284
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2026	445	445
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	3,035	3,075
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	3,500	3,546
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	2,500	2,551
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	370	375
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	375	374
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	495	494
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,600	1,651
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	2,210	2,296
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	730	757
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	400	411
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2028	455	453
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/2028	2,685	2,594
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	700	739
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	500	521
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	5/15/2029	1,565	1,492
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	12,265	13,148
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	4,770	5,132
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	2,660	2,860
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	17,590	18,938
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	450	475
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	3,000	3,301
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	6,055	6,473
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	355	379
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	1,040	1,070
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,400	1,552
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	2,000	2,150
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	560	605
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	8,000	8,958
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	585	637
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2027	300	310
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/2028	1,125	1,186
[7]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2027	590	611
[7]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2028	625	659
[7]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2029	660	707
[7]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2032	2,180	2,428
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/2025	22,925	22,946
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	3,220	3,231
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/2026	41,110	41,718
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/2026	16,050	16,396
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2028	49,805	52,447
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	10,075	10,681
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	10,500	11,382
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	17,450	19,412
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	15,465	16,909
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	6,500	7,277
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2033	4,930	5,601
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.400%	11/6/2025	10,000	10,000
[3,4]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, 70% of SOFR + 1.500%	4.394%	2/1/2046	58,515	58,592
[3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	3.770%	5/15/2061	14,680	14,600
	Colorado Higher Education COP	5.000%	9/1/2027	1,445	1,504
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2028	5,220	5,221
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2048	810	812
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.250%	11/1/2048	3,955	3,976
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/2050	5,125	5,103
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	5.250%	11/1/2052	1,665	1,721
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/2055	3,550	4,031
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Albion Apartments Project) PUT	3.375%	7/1/2028	4,000	4,022
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/2026	1,400	1,402
15

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.180%	9/1/2027	750	754
[1]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2025	500	501
[1]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2027	400	415
[1]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2029	250	269
[1]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2030	750	817
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2030	1,425	1,442
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2032	1,360	1,374
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2027	250	254
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2031	4,445	4,508
[4]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,785	2,871
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	450	479
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	3,810	4,042
[4]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	4,200	4,277
	Dominion Water & Sanitation District Water Revenue	5.000%	12/1/2027	1,130	1,134
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/2026	300	304
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2026	1,035	1,011
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	4,670	4,071
[3]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	3.611%	9/1/2039	16,075	16,039
[10]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2027	13,895	13,207
[10]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2028	20,115	18,569
	Elbert County Independence Water & Sanitation District Water Revenue	5.125%	12/1/2033	1,805	1,872
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/2027	485	504
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/2028	500	529
	Gardens on Havana Metropolitan District No. 3 Miscellaneous Taxes Revenue	4.625%	12/1/2027	500	500
	Garfield County School District No. Re002 Garfield GO	4.000%	12/1/2028	1,000	1,001
[1]	Interlocken Metropolitan District GO	5.000%	12/1/2025	1,000	1,001
	Larimer County CO (Ranch Project) COP	5.000%	12/1/2032	1,050	1,205
	Larimer County CO (Ranch Project) COP	5.000%	12/1/2033	1,200	1,393
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2026	425	434
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2027	225	235
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2027	630	659
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2028	570	608
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2029	240	261
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2029	475	516
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2030	325	359
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2030	630	696
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2031	300	337
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2031	1,000	1,123
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2032	490	557
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2033	805	911
[4]	Plaza Metropolitan District No. 1 Tax Increment/Allocation Revenue	4.500%	12/1/2030	6,000	6,002
[4]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/2027	1,275	1,278
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/2028	5,255	5,460
	Regional Transportation District COP	5.000%	6/1/2026	1,000	1,013
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2026	600	606
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2027	600	611
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2027	1,625	1,666
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2028	600	621
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2028	900	938
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2029	535	562
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.800%	12/1/2032	2,000	2,112
	University of Colorado College & University Revenue	5.000%	10/1/2030	20,000	22,270
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	4,585	4,518
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.370%	11/5/2025	25,500	25,500
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2025	180	180
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2026	195	199
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2027	205	213
[1]	Vauxmont Metropolitan District GO	5.000%	12/15/2027	255	263
					626,763
Connecticut (1.4%)
[2]	Bridgeport CT GO	5.000%	7/1/2030	1,000	1,101
[2]	Bridgeport CT GO	5.000%	7/1/2031	2,100	2,348
	Connecticut GO	4.000%	5/15/2026	1,175	1,183
	Connecticut GO	4.000%	5/15/2027	100	101
	Connecticut GO	5.000%	3/15/2028	1,000	1,055
	Connecticut GO	5.000%	11/15/2028	100	100
	Connecticut GO	5.000%	12/1/2028	9,000	9,649
	Connecticut GO	5.000%	12/1/2029	1,210	1,323
	Connecticut GO	4.000%	1/15/2030	3,500	3,694
16

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut GO	5.000%	3/15/2030	1,000	1,100
Connecticut GO	5.000%	11/15/2030	10,000	11,143
Connecticut GO	5.000%	11/15/2030	4,625	5,154
Connecticut GO	5.000%	12/1/2030	3,500	3,903
Connecticut GO	5.000%	3/15/2031	1,050	1,177
Connecticut GO	5.000%	11/15/2031	6,305	7,152
Connecticut GO	5.000%	11/15/2031	9,550	10,833
Connecticut GO	5.000%	12/1/2031	2,500	2,838
Connecticut GO	5.000%	3/15/2032	1,800	2,052
Connecticut GO	5.000%	12/1/2032	5,370	6,186
Connecticut GO	5.000%	8/15/2033	11,885	13,814
Connecticut GO	5.000%	8/15/2033	14,020	16,296
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2047	1,200	1,201
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2049	4,245	4,272
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2049	880	865
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2050	2,235	2,201
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2051	4,680	4,652
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	1,475	1,589
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.450%	11/15/2025	350	350
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/2026	500	490
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/2026	180	176
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/2026	850	817
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/2026	1,040	1,003
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/2027	1,000	947
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/2027	1,250	1,189
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/2027	1,000	934
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/2027	1,250	1,174
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/2028	1,750	1,615
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/2028	1,100	1,022
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/2028	1,010	923
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/2028	1,100	1,004
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	3.500%	11/15/2045	560	557
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	4.000%	11/15/2049	1,190	1,199
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	3.650%	11/15/2025	585	585
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.400%	11/15/2026	2,395	2,398
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	5/15/2027	825	825
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.850%	5/15/2027	8,070	8,073
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	5/15/2028	1,695	1,702
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.100%	11/15/2028	2,395	2,388
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2027	1,000	1,019
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	9,240	9,808
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2028	330	331
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	4,500	4,879
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	6,480	7,026
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2029	240	240
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	7,000	7,744
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2033	1,080	1,082
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/2025	1,290	1,290
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/2026	1,465	1,498
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	300	309
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	630	649
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	350	360
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	365	375
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	250	256
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/2026	23,960	23,930
17

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/2026	10,125	10,111
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	34,960	34,712
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/2027	5,325	5,316
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	600	602
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,000	1,013
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	200	202
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,735	2,774
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	2,000	2,025
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,970	2,022
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,750	1,809
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	250	257
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	2,050	2,091
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	6,570	6,837
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	345	361
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	5,250	5,545
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	820	869
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	8,745	9,388
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	525	564
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,000	2,106
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	425	456
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	20,185	22,031
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	525	573
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	31,690	35,092
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	700	775
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/2027	16,750	17,082
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	3,650	3,891
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2027	1,050	1,085
	East Lyme CT BAN GO	4.000%	8/6/2026	8,491	8,553
	Enfield CT BAN GO	4.000%	7/29/2026	8,250	8,320
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/2030	4,610	4,698
[4]	Harbor Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Harbor Point Project)	5.000%	4/1/2030	955	967
	Hartford CT Special Obligation Revenue	5.000%	4/1/2026	1,475	1,489
	Hartford CT Special Obligation Revenue	5.000%	4/1/2027	2,120	2,190
	Hartford CT Special Obligation Revenue	5.000%	4/1/2028	2,750	2,903
	Hartford CT Special Obligation Revenue	5.000%	7/15/2028	1,600	1,700
	Hartford CT Special Obligation Revenue	5.000%	7/15/2029	700	760
	Hartford CT Special Obligation Revenue	5.000%	7/15/2031	6,750	7,616
	Metropolitan District GO	3.000%	3/1/2029	3,000	2,996
	Norwalk Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2027	6,235	6,240
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/2030	3,750	3,788
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.750%	10/1/2032	5,430	5,609
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	5.500%	10/1/2035	2,100	2,200
	University of Connecticut College & University Revenue	5.000%	11/1/2025	1,000	1,000
	University of Connecticut College & University Revenue	5.000%	2/15/2029	750	751
	University of Connecticut College & University Revenue	5.000%	8/15/2029	1,240	1,350
	University of Connecticut College & University Revenue	5.000%	8/15/2030	1,275	1,417
	University of Connecticut College & University Revenue	5.000%	8/15/2030	1,600	1,778
	Washington CT BAN GO	4.000%	12/2/2025	2,255	2,256
					445,319
Delaware (0.1%)
	Delaware State Economic Development Authority Charter School Aid Revenue (Newark Charter School Inc. Project)	2.800%	9/1/2026	65	64
	Delaware State Economic Development Authority Electric Power & Light Revenue	3.600%	1/1/2031	3,970	4,094
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	800	807
	Delaware State Housing Authority Local or Guaranteed Housing Revenue	6.000%	1/1/2056	10,460	11,580
					16,545
District of Columbia (0.8%)
	District of Columbia Charter School Aid Revenue	5.000%	7/1/2026	600	605
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/2029	955	970
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/2031	1,700	1,749
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2034	325	335
	District of Columbia College & University Revenue	5.000%	4/1/2027	570	583
	District of Columbia College & University Revenue	5.000%	4/1/2028	650	677
	District of Columbia College & University Revenue	5.000%	4/1/2029	250	265
	District of Columbia GO	5.000%	6/1/2026	3,205	3,246
	District of Columbia GO	5.000%	6/1/2027	3,110	3,224
	District of Columbia GO	5.000%	6/1/2028	6,855	7,266
	District of Columbia GO	5.000%	6/1/2029	9,230	9,997
	District of Columbia GO	5.000%	6/1/2030	15,000	16,583
18

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia GO	5.000%	12/1/2030	5,750	6,419
	District of Columbia GO	5.000%	6/1/2031	2,180	2,261
	District of Columbia GO	5.000%	8/1/2031	3,095	3,497
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	6,035	6,060
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	3,530	3,544
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/2027	1,580	1,582
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2032	2,050	2,082
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (2911 Rhode Island Apartments Project)	5.000%	3/1/2028	1,700	1,771
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Fort Totten Project) PUT	5.000%	12/1/2025	13,652	13,670
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	2.950%	12/1/2025	3,460	3,459
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Wagner Senior Residence Project)	2.950%	9/1/2028	2,250	2,238
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	17,123	17,145
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	2,790	2,793
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	5,065	5,069
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	9,175	9,245
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	5,420	5,633
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2028	2,850	2,960
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/2028	16,450	16,953
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	3,900	3,878
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	9/1/2030	6,520	6,564
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.100%	9/1/2030	12,750	13,241
[4,5]	District of Columbia Housing Finance Agency Revenue TOB VRDO	4.050%	11/3/2025	20,325	20,325
	District of Columbia Income Tax Revenue	5.000%	12/1/2027	4,320	4,530
	District of Columbia Income Tax Revenue	5.000%	10/1/2030	6,940	7,723
	District of Columbia Income Tax Revenue	5.000%	12/1/2030	4,450	4,968
	District of Columbia Income Tax Revenue	5.000%	6/1/2031	2,700	3,042
	District of Columbia Income Tax Revenue	5.000%	6/1/2032	3,400	3,889
[4]	District of Columbia Income Tax Revenue TOB VRDO	3.250%	11/6/2025	7,930	7,930
[11]	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/2027	18,215	18,040
[1,4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	3.340%	11/6/2025	5,455	5,455
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2030	1,500	1,564
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2029	2,080	2,254
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2031	5,915	6,125
					261,409
Florida (2.9%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	145	145
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	1,500	1,502
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	240	240
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,175	2,215
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	145	146
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	1,010	1,019
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	135	137
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	505	511
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	450	451
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	300	300
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	250	250
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,015	1,083
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	3,100	3,295
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	1,055	1,056
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2026	8,735	8,811
	Alachua County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	6/1/2027	15,000	15,041
	Ave Maria Stewardship Community District Special Assessment Revenue	2.875%	5/1/2027	860	850
	Ave Maria Stewardship Community District Special Assessment Revenue	3.250%	5/1/2032	5,075	4,910
[1]	Brevard County FL Fuel Sales Tax Revenue	5.000%	8/1/2027	2,000	2,033
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	1,110	1,118
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	4,000	4,029
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	1,165	1,196
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	3,595	3,690
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	1,220	1,280
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	3,800	3,988
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	1,280	1,368
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	670	729
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	4,185	4,552
[4]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.370%	11/6/2025	3,750	3,750
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2027	5,870	6,023
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2028	4,445	4,674
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2029	6,775	7,286
19

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2030	6,665	7,322
	Broward County FL School District COP	5.000%	7/1/2026	6,425	6,510
[4]	Broward County FL School District GO TOB VRDO	3.250%	11/6/2025	16,000	16,000
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/2026	1,000	999
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	3/1/2027	2,280	2,279
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2027	2,885	2,964
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2030	250	267
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/2029	1,165	1,142
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	3.375%	7/1/2031	4,910	4,758
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	4.500%	6/15/2028	465	463
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	4.000%	12/15/2025	150	150
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2028	1,035	1,039
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2030	1,020	1,024
	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	2.950%	1/1/2030	17,135	16,808
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2030	19,345	21,098
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2032	13,720	15,312
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	2,820	2,859
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2029	2,185	2,369
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2030	1,000	1,106
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2030	3,000	3,319
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2031	200	201
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2031	850	957
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2029	4,425	4,712
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2031	2,350	2,554
	Corkscrew Farms Community Development District Special Assessment Revenue (Assessment Area No.1 Project)	4.250%	11/1/2027	560	562
	Crossings At Fleming Island Community Development District Special Assessment Revenue	4.500%	5/1/2030	2,640	2,640
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	4.625%	5/1/2031	435	444
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2026	110	111
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2027	385	396
	Delray Beach FL Water & Sewer Water Revenue	5.000%	10/1/2033	500	580
[1]	Duval County Public Schools COP	5.000%	7/1/2026	2,380	2,415
[1]	Duval County Public Schools COP	5.000%	7/1/2027	3,420	3,551
[1]	Duval County Public Schools COP	5.000%	7/1/2028	4,775	5,060
[1]	Duval County Public Schools COP	5.000%	7/1/2029	5,845	6,327
[1]	Duval County Public Schools COP	5.000%	7/1/2030	6,105	6,732
	Escambia County FL Industrial Revenue (International Paper Co. Project) PUT	3.450%	10/1/2031	2,640	2,668
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2033	3,180	3,305
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	3,000	3,186
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2026	410	415
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2026	1,125	1,140
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2027	360	373
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2027	1,185	1,227
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2028	375	396
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2029	500	538
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2030	1,000	1,095
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2031	700	780
	Florida Department of Management Services COP	5.000%	11/1/2025	12,910	12,910
	Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/2027	10,760	10,762
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/15/2026	1,205	1,200
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/2029	1,500	1,503
	Florida Development Finance Corp. Charter School Aid Revenue	4.875%	6/15/2030	875	878
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/2027	295	287
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/2028	395	379
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2026	390	393
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2027	780	799
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2028	720	736
	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	4.500%	6/15/2031	1,750	1,737
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2026	200	200
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2027	575	579
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2028	450	455
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2026	285	287
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2027	300	308
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	1,400	1,401
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2026	220	220
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	2,040	2,122
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	2,050	2,171
20

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2030	1,435	1,409
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,200	1,314
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	1,395	1,364
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	10,795	11,703
	Florida GO	4.000%	6/1/2030	4,000	4,023
	Florida GO	4.000%	6/1/2032	2,300	2,342
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2026	285	286
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2027	500	511
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/2026	1,750	1,769
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/2027	970	998
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2027	340	346
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2026	515	519
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/2026	275	276
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/2026	1,415	1,408
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/2027	1,485	1,457
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/2028	1,555	1,507
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/2048	485	485
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/2051	1,175	1,170
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/2052	8,390	8,349
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	1/1/2053	11,575	11,916
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,655	2,951
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	13,635	15,200
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	4,115	4,607
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	2,220	2,229
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.800%	6/1/2027	2,720	2,728
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2028	2,800	2,824
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2028	6,380	6,370
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.850%	10/1/2028	4,575	4,514
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2026	18,190	18,317
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	14,100	14,349
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	14,620	14,877
[4]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.200%	11/15/2030	5,000	5,023
[4]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.450%	11/15/2031	950	959
[4]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	5.500%	11/15/2035	500	523
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2026	5,815	5,933
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/2027	1,945	2,027
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/2029	2,000	2,132
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/2030	2,000	2,134
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/2031	7,480	8,482
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2026	175	178
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2028	350	371
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2029	350	378
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2030	175	192
[4]	Gas Worx Community Development District Special Assessment Revenue	4.625%	5/1/2030	125	128
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	1,300	1,313
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.375%	6/1/2031	815	815
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	4.700%	5/1/2031	590	601
[1]	Hernando County School District COP	5.000%	7/1/2028	3,825	3,869
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2026	200	199
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2027	250	246
	Hialeah FL Utility System Water Revenue	5.000%	10/1/2030	1,700	1,845
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	7,645	8,559
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.220%	11/6/2025	4,955	4,955
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/2025	2,270	2,270
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2028	2,450	2,456
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2026	1,000	1,001
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	1,665	1,665
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,000	1,016
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	235	244
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,545	1,598
21

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	2,705	2,804
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2031	1,710	1,822
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2033	1,595	1,687
	Jacksonville FL Sales Tax Revenue, Prere.	4.000%	2/16/2026	4,495	4,509
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	1,655	1,661
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	4,550	4,731
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	4,705	5,218
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2033	1,750	1,814
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2030	1,000	1,044
	JEA Water & Sewer System Water Revenue	3.250%	10/1/2036	455	455
[4]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2029	335	332
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	1,945	1,946
	Langley South Community Development District Special Assessment Revenue (Assessment Area One Project)	4.400%	5/1/2031	935	944
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2025	210	210
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	1,025	1,032
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2027	245	247
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2028	435	442
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2029	2,400	2,412
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/2029	330	332
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/2029	1,000	1,007
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2030	920	934
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	745	787
	Lee County FL IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2026	26,000	26,021
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2027	4,830	4,864
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	12/1/2027	1,330	1,338
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2027	800	831
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2028	1,405	1,490
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2029	1,100	1,191
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2030	1,000	1,103
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2031	1,500	1,679
[1]	Manatee County School District Sales Tax Revenue	5.000%	10/1/2031	3,000	3,074
[1]	Manatee County School District Sales Tax Revenue	5.000%	10/1/2032	3,750	3,838
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,225	1,226
[1]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2032	2,515	2,822
[1]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2033	3,250	3,692
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/2026	2,170	2,203
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/2027	1,275	1,324
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2026	1,360	1,364
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2028	1,000	1,053
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2026	5,245	5,253
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2026	305	305
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2027	1,000	1,001
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2029	150	150
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	1,250	1,264
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	4,000	4,005
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2032	1,150	1,162
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2028	1,900	2,017
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2029	3,990	4,328
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2026	1,035	1,037
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2026	275	280
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2027	430	448
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2031	585	659
	Miami-Dade County FL GO	5.000%	7/1/2033	4,500	4,546
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	1,500	1,550
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/2026	200	200
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/2033	1,215	1,217
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2031	3,820	3,835
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project) PUT	3.550%	3/1/2028	1,795	1,817
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	1/1/2026	6,875	6,877
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2026	12,835	12,803
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	10/1/2026	1,000	1,000
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	1/1/2028	8,065	8,107
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	1,475	1,462
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2029	24,365	24,509
	Miami-Dade County School Board COP	5.000%	2/1/2027	400	402
	Miami-Dade County School Board COP	5.000%	5/1/2030	5,000	5,479
	Miami-Dade County School Board COP	5.000%	5/1/2031	5,000	5,568
	Miami-Dade County School Board COP	5.000%	5/1/2032	4,000	4,519
22

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County School Board GO	5.000%	3/15/2030	1,000	1,007
	Mirada Community Development District Special Assessment Revenue	4.750%	5/1/2031	465	472
[4]	Normandy Community Development District Special Assessment Revenue	4.625%	5/1/2031	520	525
	North AR-1 Pasco Community Development District Special Assessment Revenue	4.875%	5/1/2031	265	270
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2026	700	704
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2030	1,000	1,076
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2031	585	638
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2032	945	1,040
	North Springs Improvement District Special Assessment Revenue	4.000%	5/1/2028	1,155	1,157
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2027	1,465	1,515
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2028	1,540	1,620
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2029	1,615	1,727
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2030	1,695	1,841
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2031	1,780	1,960
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2027	3,680	3,808
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2028	3,045	3,207
[4]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	4.375%	5/15/2035	775	781
[1]	Okaloosa County School Board COP	5.000%	10/1/2028	900	960
[1]	Okaloosa County School Board COP	5.000%	10/1/2029	800	871
[1]	Okaloosa County School Board COP	5.000%	10/1/2030	1,295	1,438
[1]	Okaloosa County School Board COP	5.000%	10/1/2031	2,105	2,380
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/2029	1,915	1,924
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/2027	3,130	3,130
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/2028	3,565	3,565
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2032	4,435	4,454
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2033	9,790	9,831
[4]	Orange County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.340%	11/6/2025	6,750	6,750
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,355	1,369
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	350	354
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,455	1,494
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	625	642
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	575	599
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	570	571
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	650	677
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	1,420	1,502
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	455	481
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	1,280	1,372
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	755	818
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue (Multi-County Program)	4.000%	9/1/2048	1,085	1,088
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2028	10,920	10,961
	Orange County School Board COP	5.000%	8/1/2029	1,300	1,411
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2025	1,630	1,630
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2026	1,200	1,223
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	28,470	26,075
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2026	340	328
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2026	500	506
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2027	800	744
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2027	600	617
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2026	250	251
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2027	260	261
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2028	265	266
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2029	420	423
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	675	675
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2026	115	115
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	455	461
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	1,025	1,025
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	2,690	2,687
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Harbour's Edge Project)	4.000%	11/15/2034	1,100	1,091
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2029	200	214
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2030	600	650
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2031	200	219
	Palm Beach County School District COP	5.000%	8/1/2029	500	530
	Palm Beach County School District COP	5.000%	8/1/2033	500	545
	Palm Beach County School District COP	5.000%	8/1/2034	500	543
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/2026	1,020	1,027
	Parrish Lakes Community Development District Special Assessment Revenue	5.000%	5/1/2031	490	499
23

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	41,000	44,192
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2026	870	886
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2027	905	943
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2028	950	1,011
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2029	1,815	1,972
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2030	4,935	5,468
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/2050	1,280	1,284
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue (Citrus Grove Apartments Project) PUT	3.300%	1/1/2027	4,750	4,751
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	6/1/2026	1,650	1,658
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/2032	1,225	1,233
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2029	530	534
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2031	100	101
	Sawyers Landing Community Development District Special Assessment Revenue	3.250%	5/1/2026	100	100
[4,10]	Seminole County FL Sales Tax Revenue TOB VRDO	3.340%	11/6/2025	5,250	5,250
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2026	305	304
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2027	235	234
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2031	280	277
	South Florida Water Management District COP	5.000%	10/1/2030	5,000	5,039
	South Florida Water Management District COP	5.000%	10/1/2032	8,250	8,305
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,315	1,364
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,070	2,146
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,500	1,555
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	5,000	5,182
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	500	518
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	17,435	19,050
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2026	740	735
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2027	860	850
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2028	810	798
[4]	Sunrise Community Development District Special Assessment Revenue	4.250%	5/1/2030	375	374
[4]	Sunrise Community Development District Special Assessment Revenue	4.500%	5/1/2035	440	437
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2026	475	480
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2027	375	387
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/2033	1,000	1,009
[4]	TSR Community Development District Special Assessment Revenue	4.125%	11/1/2028	885	889
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	4.450%	5/1/2032	405	412
[4]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.250%	1/1/2030	450	451
[4]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.500%	1/1/2030	400	401
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/2026	150	149
	Village Community Development District No. 14 Special Assessment Revenue	4.000%	5/1/2027	2,445	2,457
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/2028	730	738
[4]	Village Community Development District No. 15 Special Assessment Revenue	3.750%	5/1/2029	2,040	2,049
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.375%	5/1/2033	2,400	2,485
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2027	350	358
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2029	500	527
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2031	850	916
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2032	500	543
	West Villages Improvement District Special Assessment Revenue	4.000%	5/1/2027	950	951
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	4.875%	5/1/2031	440	450
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	4.875%	5/1/2028	185	187
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2028	1,000	1,061
					949,717
Georgia (4.0%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2026	3,060	3,107
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2027	3,180	3,293
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2028	3,290	3,471
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2029	3,415	3,670
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2030	7,045	7,701
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue (Albany State University Project)	5.000%	7/1/2026	635	643
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue (Albany State University Project)	5.000%	7/1/2028	695	734
[7]	Athens Housing Authority Local or Guaranteed Housing Revenue PUT	3.230%	6/1/2029	4,250	4,250
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	1,000	1,016
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2027	1,355	1,410
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	2,020	2,148
	Atlanta GA GO	5.000%	12/1/2029	5,000	5,491
	Atlanta GA GO	5.000%	12/1/2030	5,000	5,605
	Atlanta GA Tax Increment/Allocation Revenue (Beltline Project)	5.000%	1/1/2027	1,350	1,383
24

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/2027	4,473	4,604
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2026	9,445	9,558
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	2/1/2028	1,250	1,260
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	2/1/2028	10,000	10,087
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	5/1/2028	4,400	4,344
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	2,350	2,345
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	2,050	2,046
[7]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2028	2,665	2,662
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.970%	12/1/2028	2,000	1,991
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/2029	7,590	7,623
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2028	1,125	1,179
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2029	1,085	1,148
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2030	895	944
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2032	1,395	1,474
[2]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/2027	100	102
[2]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/2028	100	103
[2]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/2029	130	134
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project)	1.800%	9/1/2029	5,000	4,528
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project) PUT	3.950%	3/8/2028	13,030	13,242
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project) PUT	2.900%	8/21/2029	4,000	3,966
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/2026	795	806
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/2026	3,840	3,849
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/2026	2,430	2,438
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/2026	7,705	7,731
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	2,290	2,296
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	5,165	5,178
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.700%	6/13/2028	1,820	1,844
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/2029	5,945	5,970
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	10,505	10,664
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	4,150	4,213
	Burke County Development Authority Electric Power & Light Revenue PUT	2.900%	8/21/2029	6,685	6,623
	Burke County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	8,290	8,349
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2028	1,000	1,052
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2029	2,300	2,466
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2030	2,000	2,183
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.000%	10/1/2031	1,085	1,231
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.000%	10/1/2032	1,150	1,325
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.000%	10/1/2033	1,470	1,715
	College Park Housing Authority Local or Guaranteed Housing Revenue (Brad Blue Sky Apartments LLC Project) PUT	3.450%	4/1/2028	2,610	2,629
	Columbus County Housing Authority Local or Guaranteed Housing Revenue (Columbus Garden Project) PUT	5.000%	4/1/2027	450	462
	Columbus County Housing Authority Local or Guaranteed Housing Revenue (HCAG RAD II Project) PUT	3.300%	11/1/2027	1,190	1,196
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2026	29,865	29,961
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	11,240	11,900
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2026	375	377
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2028	1,000	1,045
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2029	1,000	1,065
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/2030	2,305	2,367
[10]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2026	345	349
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2028	1,750	1,853
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2029	1,850	1,995
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2030	2,215	2,431
25

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2031	2,500	2,789
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Calvin Court Project) PUT	3.600%	8/1/2027	1,525	1,537
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Philips Tower Project) PUT	3.250%	9/1/2027	1,085	1,089
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/2034	1,850	1,864
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/2034	1,030	1,035
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2027	270	279
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2029	380	405
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2031	575	630
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2029	700	757
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2031	1,000	1,121
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2032	750	853
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,720	1,742
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2026	835	835
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2027	965	966
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2028	1,000	1,002
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	390	400
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	675	708
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	400	429
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2026	1,460	1,468
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2027	1,250	1,283
	Georgia GO	4.000%	2/1/2026	4,570	4,574
	Georgia GO	4.000%	2/1/2031	2,740	2,743
	Georgia GO	4.000%	2/1/2031	4,000	4,007
	Georgia GO	4.000%	2/1/2032	4,000	4,007
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	12/1/2055	2,070	2,342
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/2026	680	682
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/2026	3,765	3,777
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/2027	350	366
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2026	1,710	1,716
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2028	1,275	1,335
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2026	75	75
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2028	430	437
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/2028	315	330
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2026	600	601
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2026	150	152
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2027	660	672
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2027	200	208
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2028	190	201
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2029	300	324
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2030	200	220
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	4.000%	1/1/2028	220	221
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2028	2,500	2,537
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2028	875	917
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2029	660	705
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2029	725	774
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2030	1,365	1,481
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2030	500	543
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2031	1,690	1,861
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2031	745	821
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	2,580	2,582
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,000	1,001
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	2,000	2,002
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	150	150
	Griffin Housing Authority Local or Guaranteed Housing Revenue PUT	3.125%	3/1/2028	1,025	1,024
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project) PUT	5.000%	10/1/2027	820	850
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2025	490	490
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2026	345	347
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2026	350	352
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	2,270	2,298
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	280	284
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2026	580	584
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2027	620	633
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2027	500	511
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2027	500	515
26

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/2027	465	482
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2027	1,225	1,241
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2028	1,100	1,143
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2028	825	857
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2028	1,000	1,038
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2028	1,000	1,047
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/2028	1,500	1,586
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2028	5,000	5,078
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	10/1/2029	225	239
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2029	280	296
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2029	2,750	2,909
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	4/1/2030	145	155
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2030	2,630	2,767
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2030	500	536
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	10/1/2030	470	504
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2030	3,500	3,748
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	4/1/2031	100	109
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2031	500	539
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2031	1,500	1,629
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2032	1,000	1,085
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2032	4,850	5,269
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	98,445	99,293
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	10,470	10,618
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	78,655	80,247
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	62,720	65,879
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	24,475	25,159
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	60,650	65,001
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	27,210	28,847
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	105,585	112,956
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	52,690	56,125
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	64,115	69,578
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	36,715	39,538
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	31,150	33,684
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	55,460	59,675
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	15,540	16,905
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	45,600	49,942
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	40,000	43,440
[4]	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue TOB VRDO	3.950%	11/3/2025	455	455
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	3,270	3,278
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	2,990	2,997
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	1,270	1,273
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	1,480	1,483
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/2030	4,695	4,766
	Monroe County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	8,455	8,515
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	24,255	26,387
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	13,145	15,086
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2026	625	636
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2028	465	491
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2031	1,050	1,052
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2032	1,000	1,001
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	5.000%	4/1/2028	920	965
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/2031	1,220	1,233
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2027	1,840	1,911
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2028	3,250	3,447
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2029	3,000	3,249
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2030	4,855	5,342
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2031	4,450	4,957
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/2028	830	865
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.000%	10/1/2029	1,255	1,208
					1,298,010
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2026	965	976
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	460	489
27

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2030	1,100	1,187
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	1,000	1,094
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	1,335	1,461
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	275	301
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	185	205
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	375	419
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2027	350	361
	Guam Income Tax Revenue	5.000%	12/1/2026	2,250	2,285
	Guam Income Tax Revenue	5.000%	12/1/2027	5,230	5,320
	Guam Income Tax Revenue	5.000%	12/1/2033	2,635	2,659
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2026	1,500	1,501
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2027	580	580
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	300	311
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	755	782
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2028	450	450
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	2,525	2,656
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	1,505	1,583
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	1,500	1,600
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	770	822
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	1,000	1,082
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2031	2,070	2,072
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2032	1,685	1,843
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2033	2,610	2,878
	Guam Miscellaneous Taxes Revenue, ETM	5.000%	11/15/2025	515	515
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	2,160	2,196
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	500	508
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	3,860	4,000
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	450	466
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	3,250	3,430
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	500	528
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2029	4,515	4,829
					51,389
Hawaii (0.2%)
	Hawaii County HI GO	5.000%	9/1/2028	530	566
	Hawaii County HI GO	5.000%	9/1/2030	250	278
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,855	2,035
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,585	2,836
	Hawaii GO	4.000%	4/1/2029	3,300	3,313
	Hawaii GO	5.000%	10/1/2029	1,250	1,274
	Hawaii GO	4.000%	10/1/2030	1,885	1,902
	Hawaii GO	4.000%	8/1/2032	4,500	4,502
	Hawaii GO	4.000%	8/1/2033	4,660	4,662
	Hawaii GO	4.000%	8/1/2034	10,000	10,004
	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue PUT	3.300%	12/1/2027	15,265	15,357
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	1,845	1,904
	Honolulu HI City & County GO	5.000%	7/1/2028	1,000	1,064
	Honolulu HI City & County GO	4.000%	10/1/2031	5,050	5,090
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	4,350	4,395
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	2,300	2,399
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2032	2,150	2,472
					64,053
Idaho (0.1%)
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/2027	1,050	1,051
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,085	1,091
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2027	920	925
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2029	1,880	1,888
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	9/1/2033	1,000	915
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2027	900	926
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2032	14,775	16,141
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	11/3/2025	1,815	1,815
[8]	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	4.000%	1/1/2050	590	596
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/2054	5,430	5,981
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.250%	1/1/2056	2,275	2,580
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue PUT	3.350%	2/1/2029	2,700	2,715
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.000%	4/1/2031	750	835
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.000%	4/1/2032	1,000	1,131
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.000%	4/1/2033	450	515
					39,105
28

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois (6.7%)
[1]	Adams County School District No. 172 GO	4.000%	2/1/2032	1,000	1,003
	Arlington Heights IL GO	3.000%	12/1/2028	805	802
	Aurora IL Waterworks & Sewerage Water Revenue	4.000%	12/1/2031	1,185	1,186
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/2026	400	398
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2026	710	714
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/2027	380	364
	Chicago Board of Education (Series 2015C Bonds Project) GO	5.250%	12/1/2035	985	985
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2033	665	737
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2033	650	661
[10]	Chicago Board of Education GO	0.000%	12/1/2025	5,105	5,090
[10]	Chicago Board of Education GO	0.000%	12/1/2025	6,220	6,202
	Chicago Board of Education GO	0.000%	12/1/2025	2,375	2,368
	Chicago Board of Education GO	5.000%	12/1/2025	14,605	14,612
[1]	Chicago Board of Education GO	5.000%	12/1/2025	4,500	4,505
	Chicago Board of Education GO	5.000%	12/1/2025	2,500	2,501
	Chicago Board of Education GO	5.000%	12/1/2025	9,520	9,524
[12]	Chicago Board of Education GO	5.500%	12/1/2025	3,420	3,423
	Chicago Board of Education GO	0.000%	12/1/2026	19,205	18,424
[10]	Chicago Board of Education GO	0.000%	12/1/2026	6,380	6,128
[10,13]	Chicago Board of Education GO	0.000%	12/1/2026	95	91
	Chicago Board of Education GO	5.000%	12/1/2026	17,465	17,571
	Chicago Board of Education GO	5.000%	12/1/2026	3,515	3,536
	Chicago Board of Education GO	5.000%	12/1/2026	7,790	7,837
	Chicago Board of Education GO	5.000%	12/1/2026	1,450	1,462
[1,13]	Chicago Board of Education GO	5.500%	12/1/2026	7,165	7,324
[12]	Chicago Board of Education GO	5.500%	12/1/2026	1,250	1,266
	Chicago Board of Education GO	7.000%	12/1/2026	10,000	10,028
	Chicago Board of Education GO	0.000%	12/1/2027	500	462
[10]	Chicago Board of Education GO	0.000%	12/1/2027	1,060	980
	Chicago Board of Education GO	4.000%	12/1/2027	14,120	14,087
[1]	Chicago Board of Education GO	5.000%	12/1/2027	1,200	1,239
	Chicago Board of Education GO	5.000%	12/1/2027	2,635	2,667
[1]	Chicago Board of Education GO	5.000%	12/1/2027	6,605	6,810
	Chicago Board of Education GO	5.000%	12/1/2027	4,135	4,186
[7]	Chicago Board of Education GO	5.250%	12/1/2027	250	254
[12]	Chicago Board of Education GO	5.500%	12/1/2027	3,070	3,168
[10]	Chicago Board of Education GO	0.000%	12/1/2028	300	267
[10]	Chicago Board of Education GO	0.000%	12/1/2028	14,130	12,584
[10,13]	Chicago Board of Education GO	0.000%	12/1/2028	13,800	12,290
[1]	Chicago Board of Education GO	5.000%	12/1/2028	1,485	1,557
	Chicago Board of Education GO	5.000%	12/1/2028	16,325	16,634
	Chicago Board of Education GO	5.000%	12/1/2028	6,285	6,404
[7]	Chicago Board of Education GO	5.250%	12/1/2028	275	282
[10]	Chicago Board of Education GO	0.000%	12/1/2029	800	685
[1]	Chicago Board of Education GO	5.000%	12/1/2029	4,020	4,218
	Chicago Board of Education GO	5.000%	12/1/2029	20,420	20,934
	Chicago Board of Education GO	5.000%	12/1/2029	5,000	5,090
[7]	Chicago Board of Education GO	5.250%	12/1/2029	285	295
	Chicago Board of Education GO	5.000%	12/1/2030	15,855	16,207
[1]	Chicago Board of Education GO	5.000%	12/1/2030	5,340	5,586
	Chicago Board of Education GO	5.000%	12/1/2030	2,085	2,122
	Chicago Board of Education GO	5.000%	12/1/2030	1,820	1,878
	Chicago Board of Education GO	5.000%	12/1/2030	23,480	23,794
[1]	Chicago Board of Education GO	5.000%	12/1/2030	4,180	4,383
	Chicago Board of Education GO	5.000%	12/1/2030	1,985	2,049
[7]	Chicago Board of Education GO	5.250%	12/1/2030	350	365
[12]	Chicago Board of Education GO	5.500%	12/1/2030	2,500	2,682
[4]	Chicago Board of Education GO	6.750%	12/1/2030	10,295	10,822
[10]	Chicago Board of Education GO	0.000%	12/1/2031	5,035	3,983
[10]	Chicago Board of Education GO	0.000%	12/1/2031	1,310	1,035
[1]	Chicago Board of Education GO	5.000%	12/1/2031	1,500	1,572
	Chicago Board of Education GO	5.000%	12/1/2031	2,880	2,940
	Chicago Board of Education GO	5.000%	12/1/2031	9,590	9,834
	Chicago Board of Education GO	5.000%	12/1/2031	10,635	10,806
[1]	Chicago Board of Education GO	5.000%	12/1/2031	4,640	4,851
	Chicago Board of Education GO	5.000%	12/1/2031	7,555	7,639
[7]	Chicago Board of Education GO	5.250%	12/1/2031	1,600	1,675
[7]	Chicago Board of Education GO	5.250%	12/1/2031	820	858
	Chicago Board of Education GO	5.000%	12/1/2032	3,600	3,656
29

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Chicago Board of Education GO	5.000%	12/1/2032	2,800	2,931
	Chicago Board of Education GO	5.000%	12/1/2032	9,845	9,955
	Chicago Board of Education GO	5.000%	12/1/2032	5,675	5,783
[1]	Chicago Board of Education GO	5.000%	12/1/2032	2,000	2,088
	Chicago Board of Education GO	5.125%	12/1/2032	1,255	1,255
[7]	Chicago Board of Education GO	5.500%	12/1/2032	11,595	12,292
	Chicago Board of Education GO	5.000%	12/1/2033	7,910	7,981
[1]	Chicago Board of Education GO	5.000%	12/1/2033	2,850	2,977
[7]	Chicago Board of Education GO	5.500%	12/1/2033	15,000	15,961
[1]	Chicago Board of Education GO	5.000%	12/1/2034	6,305	6,567
	Chicago Board of Education GO	5.000%	12/1/2034	3,460	3,474
	Chicago Board of Education GO	5.000%	12/1/2034	26,215	26,216
	Chicago Board of Education GO	5.000%	12/1/2034	2,540	2,540
	Chicago Board of Education GO	5.000%	12/1/2034	5,000	5,084
	Chicago Board of Education GO	4.000%	12/1/2035	11,640	11,053
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2031	4,000	4,156
	Chicago IL GO	5.000%	1/1/2026	10,920	10,949
	Chicago IL GO	5.000%	1/1/2027	14,450	14,633
	Chicago IL GO	5.000%	1/1/2027	1,345	1,348
	Chicago IL GO	5.000%	1/1/2028	13,670	13,987
	Chicago IL GO	5.000%	1/1/2028	2,450	2,507
	Chicago IL GO	4.000%	1/1/2029	6,127	6,192
	Chicago IL GO	5.000%	1/1/2029	1,150	1,188
	Chicago IL GO	5.000%	1/1/2029	7,940	8,204
	Chicago IL GO	5.000%	1/1/2029	3,670	3,792
	Chicago IL GO	5.000%	1/1/2029	2,500	2,505
	Chicago IL GO	5.000%	1/1/2029	770	796
	Chicago IL GO	4.000%	1/1/2030	6,336	6,381
	Chicago IL GO	5.000%	1/1/2030	7,405	7,723
	Chicago IL GO	5.000%	1/1/2030	8,630	9,000
	Chicago IL GO	0.000%	1/1/2031	5,240	4,355
	Chicago IL GO	5.000%	1/1/2031	4,500	4,684
	Chicago IL GO	5.000%	1/1/2031	515	516
	Chicago IL GO	5.000%	1/1/2031	15,610	16,411
	Chicago IL GO	5.000%	1/1/2031	7,025	7,385
	Chicago IL GO	4.000%	1/1/2032	2,565	2,566
	Chicago IL GO	5.000%	1/1/2032	7,320	7,757
	Chicago IL GO	5.000%	1/1/2033	7,115	7,433
	Chicago IL GO	5.000%	1/1/2033	3,340	3,561
	Chicago IL GO	5.000%	1/1/2034	1,815	1,899
	Chicago IL GO, ETM	0.000%	1/1/2026	300	298
[10]	Chicago IL GO, ETM	0.000%	1/1/2026	235	234
	Chicago IL GO, ETM	5.000%	1/1/2026	6,020	6,040
	Chicago IL GO, ETM	0.000%	1/1/2027	1,000	964
[10]	Chicago IL GO, ETM	0.000%	1/1/2027	1,000	964
[10]	Chicago IL GO, ETM	0.000%	1/1/2027	2,050	1,975
[10]	Chicago IL GO, ETM	0.000%	1/1/2028	100	93
	Chicago IL Local or Guaranteed Housing Revenue (The AVE SW Project) PUT	3.200%	10/1/2027	2,300	2,307
	Chicago IL Local or Guaranteed Housing Revenue (United Yards 1A Project) PUT	3.500%	8/1/2026	1,100	1,101
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2026	1,020	1,023
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2026	500	501
[10]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/2027	955	918
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2027	2,500	2,555
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2028	700	730
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	2,170	2,221
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	2,650	2,823
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	675	719
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2030	3,770	4,093
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2030	1,000	1,086
[10]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/2030	460	481
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2031	3,555	3,641
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2031	1,000	1,023
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2032	3,795	3,883
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2032	1,000	1,024
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2034	3,310	3,379
[1,4]	Chicago IL Wastewater Transmission Sewer Revenue TOB VRDO	3.340%	11/6/2025	13,270	13,270
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2025	2,050	2,050
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2025	12,505	12,505
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2026	14,865	15,145
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	5,000	5,201
30

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	1,000	1,020
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	3,000	3,057
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	1,000	1,038
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	2,705	2,867
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	4,560	4,752
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	1,000	1,019
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	3,000	3,240
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	2,000	2,040
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	1,000	1,021
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	750	826
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	1,800	1,868
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	1,960	2,154
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2030	3,555	3,706
[12]	Chicago IL Waterworks Water Revenue	5.750%	11/1/2030	10,880	11,595
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	1,000	1,019
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	1,735	1,936
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2032	1,055	1,098
[1,4]	Chicago IL Waterworks Water Revenue TOB VRDO	3.320%	11/6/2025	2,895	2,895
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	2,750	2,827
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	5,000	5,246
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	3,000	3,213
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,000	1,092
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	2,000	2,226
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2026	1,160	1,164
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	110	110
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	210	211
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	2,745	2,810
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	125	125
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	165	166
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	6,000	6,425
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	315	337
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,645	1,687
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,380	1,507
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	450	491
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	1,135	1,261
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	9,485	10,549
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	10,375	11,714
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2033	3,750	3,856
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	14,780	14,820
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	7,735	7,756
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2034	3,750	3,851
	Chicago Park District GO	5.000%	11/15/2025	1,430	1,431
	Chicago Park District GO	5.000%	1/1/2026	1,000	1,003
	Chicago Park District GO	5.000%	11/15/2026	1,500	1,532
	Chicago Park District GO	5.000%	1/1/2027	925	928
	Chicago Park District GO	5.000%	1/1/2027	1,000	1,024
	Chicago Park District GO	5.000%	1/1/2028	1,110	1,159
	Chicago Park District GO	5.000%	1/1/2029	750	798
	Chicago Park District GO	5.000%	1/1/2029	1,875	1,995
	Chicago Park District GO	5.000%	1/1/2030	1,700	1,843
	Chicago Park District GO	5.000%	1/1/2030	1,320	1,431
[2]	Chicago Park District GO	4.000%	1/1/2031	1,955	2,021
	Chicago Park District GO	5.000%	1/1/2031	700	771
	Chicago Park District GO	5.000%	1/1/2031	500	501
[2]	Chicago Park District GO	4.000%	11/15/2032	1,000	1,027
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	3,850	3,888
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	2,500	2,525
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2027	9,015	9,245
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2027	2,750	2,820
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	5,250	5,497
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	7,250	7,591
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2029	5,845	6,229
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2028	1,600	1,691
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2029	1,000	1,075
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2030	1,250	1,366
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2031	1,555	1,720
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2027	500	522
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2030	500	553
[1]	Cook County IL GO	5.000%	11/15/2026	3,710	3,800
	Cook County IL GO	5.000%	11/15/2027	1,205	1,230
31

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook County IL GO	5.000%	11/15/2028	2,705	2,758
	Cook County IL GO	5.000%	11/15/2028	350	373
	Cook County IL GO	5.000%	11/15/2029	3,600	3,912
	Cook County IL GO	5.000%	11/15/2029	7,100	7,231
	Cook County IL GO	5.000%	11/15/2031	2,510	2,550
	Cook County IL Sales Tax Revenue	5.000%	11/15/2026	650	665
	Cook County IL Sales Tax Revenue	5.000%	11/15/2027	350	366
	Cook County IL Sales Tax Revenue	5.000%	11/15/2028	290	309
	Cook County IL Sales Tax Revenue	5.000%	11/15/2029	140	152
	Cook County IL Sales Tax Revenue	5.000%	11/15/2029	275	299
	Cook County IL Sales Tax Revenue	5.000%	11/15/2029	1,250	1,360
	Cook County IL Sales Tax Revenue	5.000%	11/15/2030	300	332
	Cook County IL Sales Tax Revenue	5.000%	11/15/2030	2,000	2,211
	Cook County IL Sales Tax Revenue	4.000%	11/15/2034	1,000	1,014
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/2026	785	786
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/2028	1,735	1,736
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	4.000%	12/15/2029	4,000	4,139
[2]	Crestwood IL GO	5.000%	12/15/2028	1,820	1,912
[2]	Crestwood IL GO	5.000%	12/15/2029	1,910	2,038
[2]	Crestwood IL GO	5.000%	12/15/2031	1,345	1,471
	DuPage County Forest Preserve District GO	5.000%	11/1/2028	660	705
	DuPage County Forest Preserve District GO	5.000%	11/1/2029	575	627
	DuPage County Forest Preserve District GO	5.000%	11/1/2030	500	556
	DuPage County Forest Preserve District GO	5.000%	11/1/2031	850	962
	DuPage County Forest Preserve District GO	5.000%	11/1/2032	645	740
	Elmhurst Park District GO	5.000%	12/15/2027	140	147
	Elmhurst Park District GO	5.000%	12/15/2028	150	160
	Elmhurst Park District GO	5.000%	12/15/2029	150	164
	Elmhurst Park District GO	5.000%	12/15/2030	250	277
	Elmhurst Park District GO	5.000%	12/15/2031	500	565
	Elmhurst Park District GO	5.000%	12/15/2032	400	458
[1]	Franklin Park IL GO	4.000%	7/1/2030	1,015	1,015
	Glenview IL GO	3.000%	12/1/2029	875	875
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2027	250	261
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2028	275	294
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2029	350	381
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2030	500	554
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2031	2,465	2,776
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2032	1,000	1,142
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2033	925	1,052
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2030	7,725	8,329
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/2026	2,000	1,996
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2026	145	146
[4]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2030	630	626
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2031	265	273
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2026	345	347
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2026	530	533
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2026	680	689
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2027	1,450	1,496
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2027	730	739
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2027	315	312
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2028	1,805	1,901
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2028	400	414
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2028	750	761
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2028	550	542
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2029	2,015	2,167
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2029	1,490	1,528
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2030	6,000	6,570
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2030	800	849
	Illinois Finance Authority College & University Revenue	4.125%	12/1/2030	1,605	1,524
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	1,175	1,260
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	11,935	13,286
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	13,005	14,695
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2032	1,245	1,250
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2033	6,980	7,975
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2027	425	434
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2029	940	978
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2030	200	210
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2031	205	216
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2032	215	228
32

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2028	400	407
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2029	920	936
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2030	335	340
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2031	370	376
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2032	225	228
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/2026	225	230
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	1,000	1,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	1,840	1,843
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	2,400	2,418
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	1,020	1,026
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	4,315	4,347
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,655	1,673
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	2,600	2,640
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	250	253
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,000	1,011
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	3,250	3,253
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,020	1,040
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	3,000	3,085
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	1,890	1,932
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	1,110	1,121
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,735	1,785
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	950	978
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,540	1,542
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,505	1,513
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,815	1,897
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	4,465	4,582
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	940	960
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	2,755	2,781
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	2,000	2,002
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	13,720	14,075
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	4,365	4,387
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,260	1,341
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2032	1,010	1,012
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	5,910	6,062
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	2,155	2,209
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	415	423
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	2,295	2,351
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	3,000	3,002
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,030	1,040
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,125	1,126
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/2030	6,650	6,773
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/2030	460	469
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	14,040	14,154
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2027	11,645	11,980
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	2,460	2,639
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	12,030	13,332
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	25,430	28,023
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.400%	11/5/2025	36,000	36,000
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.520%	4/1/2051	5,705	5,705
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.920%	5/1/2042	1,405	1,399
[4]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/2034	625	657
	Illinois Finance Authority Natural Gas Revenue	3.900%	3/1/2030	5,000	5,002
[3]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.150%	4.139%	11/1/2034	9,355	9,330
	Illinois Finance Authority Water Revenue	5.000%	1/1/2026	285	286
	Illinois Finance Authority Water Revenue	5.000%	7/1/2026	7,755	7,870
	Illinois Finance Authority Water Revenue	5.000%	1/1/2027	4,325	4,440
	Illinois Finance Authority Water Revenue	5.000%	7/1/2027	6,790	7,053
	Illinois Finance Authority Water Revenue	5.000%	1/1/2028	1,860	1,952
	Illinois Finance Authority Water Revenue	5.000%	7/1/2028	820	870
	Illinois Finance Authority Water Revenue	5.000%	1/1/2029	585	628
	Illinois Finance Authority Water Revenue	5.000%	7/1/2029	1,125	1,220
	Illinois Finance Authority Water Revenue	5.000%	1/1/2030	845	926
	Illinois Finance Authority Water Revenue	5.000%	1/1/2030	250	274
33

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	700	774
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	805	891
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	2,695	2,982
	Illinois Finance Authority Water Revenue	5.000%	1/1/2031	2,220	2,480
	Illinois Finance Authority Water Revenue	5.000%	1/1/2031	1,000	1,117
	Illinois Finance Authority Water Revenue	5.000%	1/1/2031	1,470	1,642
	Illinois Finance Authority Water Revenue	5.000%	7/1/2031	3,250	3,663
	Illinois Finance Authority Water Revenue	5.000%	7/1/2031	3,500	3,945
	Illinois Finance Authority Water Revenue	5.000%	7/1/2031	1,085	1,223
	Illinois Finance Authority Water Revenue	5.000%	1/1/2032	2,500	2,841
	Illinois Finance Authority Water Revenue	5.000%	1/1/2032	2,255	2,563
	Illinois Finance Authority Water Revenue	5.000%	1/1/2032	910	1,034
	Illinois Finance Authority Water Revenue	5.000%	7/1/2032	5,500	6,298
	Illinois Finance Authority Water Revenue	5.000%	7/1/2032	5,140	5,886
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/2028	1,085	1,107
	Illinois GO	5.000%	11/1/2025	11,075	11,075
[2]	Illinois GO	5.000%	11/1/2025	10,000	10,000
	Illinois GO	5.000%	12/1/2025	500	501
	Illinois GO	5.000%	12/1/2025	660	661
	Illinois GO	5.000%	1/1/2026	3,680	3,691
	Illinois GO	5.000%	2/1/2026	8,900	8,942
	Illinois GO	5.000%	3/1/2026	10,000	10,065
	Illinois GO	5.000%	5/1/2026	5,000	5,050
	Illinois GO	5.500%	5/1/2026	8,675	8,783
	Illinois GO	5.000%	7/1/2026	5,795	5,872
	Illinois GO	5.000%	11/1/2026	25,940	26,463
	Illinois GO	5.000%	1/1/2027	1,750	1,756
	Illinois GO	5.000%	3/1/2027	7,935	8,146
	Illinois GO	5.000%	5/1/2027	7,000	7,210
	Illinois GO	5.000%	6/1/2027	1,400	1,416
	Illinois GO	5.000%	10/1/2027	1,500	1,558
	Illinois GO	5.000%	11/1/2027	15,045	15,648
	Illinois GO	5.000%	1/1/2028	625	627
	Illinois GO	5.500%	1/1/2028	240	253
	Illinois GO	4.000%	3/1/2028	3,000	3,072
	Illinois GO	5.000%	3/1/2028	805	843
	Illinois GO	5.000%	5/1/2028	5,000	5,255
	Illinois GO	5.000%	5/1/2028	5,000	5,255
	Illinois GO	5.000%	6/1/2028	1,040	1,052
	Illinois GO	5.000%	10/1/2028	3,000	3,177
	Illinois GO	5.000%	11/1/2028	23,700	24,629
	Illinois GO	5.000%	11/1/2028	2,895	3,071
	Illinois GO	5.000%	12/1/2028	2,500	2,598
	Illinois GO	5.000%	2/1/2029	4,590	4,700
	Illinois GO	5.000%	2/1/2029	3,100	3,303
	Illinois GO	5.000%	3/1/2029	2,250	2,401
	Illinois GO	5.000%	5/1/2029	2,525	2,702
	Illinois GO	3.500%	6/1/2029	2,410	2,413
	Illinois GO	5.000%	7/1/2029	25,000	26,832
	Illinois GO	5.000%	11/1/2029	28,550	29,631
	Illinois GO	5.000%	1/1/2030	1,000	1,003
	Illinois GO	5.000%	2/1/2030	12,220	13,247
	Illinois GO	5.000%	5/1/2030	2,580	2,807
	Illinois GO	5.500%	5/1/2030	2,365	2,541
[1]	Illinois GO	4.000%	2/1/2031	1,500	1,513
	Illinois GO	5.000%	10/1/2031	3,320	3,502
	Illinois GO	5.000%	10/1/2031	2,400	2,531
	Illinois GO	5.000%	10/1/2031	4,000	4,437
	Illinois GO	4.125%	11/1/2031	2,240	2,254
	Illinois GO	5.000%	12/1/2031	1,000	1,037
	Illinois GO	5.000%	11/1/2032	4,255	4,338
	Illinois GO	4.000%	6/1/2033	1,300	1,303
	Illinois GO	4.000%	12/1/2033	2,350	2,364
	Illinois GO	5.000%	12/1/2034	6,485	6,693
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/2026	605	592
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2048	2,355	2,359
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2049	1,745	1,751
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/2049	960	966
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2050	825	825
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/2052	15,855	15,762
34

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/2052	13,350	13,630
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/2052	8,465	8,840
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	4/1/2053	6,645	7,072
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue (Harvey II & III Project) PUT	5.000%	3/1/2026	4,300	4,325
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	2,045	2,053
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	1,270	1,275
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	11,318	11,366
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/2027	5,275	5,290
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.380%	1/1/2028	7,475	7,502
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	950	952
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	2,394	2,392
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2028	3,000	3,030
[4]	Illinois Housing Development Authority Multifamily Housing Revenue TOB VRDO	3.450%	11/6/2025	30,605	30,605
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2032	14,320	16,112
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2033	20,185	22,971
	Illinois Sales Tax Revenue	5.000%	6/15/2026	4,775	4,782
[10]	Illinois Sales Tax Revenue	6.000%	6/15/2026	125	127
	Illinois Sales Tax Revenue	4.000%	6/15/2027	1,065	1,069
[10]	Illinois Sales Tax Revenue	6.000%	6/15/2027	3,040	3,189
	Illinois Sales Tax Revenue	4.000%	6/15/2028	7,355	7,379
	Illinois Sales Tax Revenue	4.000%	6/15/2029	4,390	4,405
[2]	Illinois Sales Tax Revenue	4.000%	6/15/2030	890	894
[2]	Illinois Sales Tax Revenue	4.000%	6/15/2030	1,000	1,047
	Illinois Sales Tax Revenue	5.000%	6/15/2030	1,005	1,095
	Illinois Sales Tax Revenue	3.000%	6/15/2031	10,385	10,074
[2]	Illinois Sales Tax Revenue	5.000%	6/15/2032	1,325	1,393
	Illinois Sales Tax Revenue	3.000%	6/15/2034	300	279
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	2,000	2,060
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	6,655	6,959
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	2,100	2,196
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	2,500	2,610
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	6,920	7,358
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	2,205	2,344
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	3,000	3,169
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	4,100	4,373
[1]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/2027	9,400	9,418
[1]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/2031	1,820	1,823
[1]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/2032	10,150	10,167
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/2026	6,370	6,232
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	110	110
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	1,000	1,003
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	1,000	1,013
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	1,350	1,354
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/2031	205	205
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2032	1,000	1,013
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2032	5,585	5,604
[1]	Illinois State University (Capital Improvement Projects) COP	5.000%	4/1/2030	2,615	2,848
[1]	Illinois State University (Capital Improvement Projects) COP	5.000%	4/1/2031	2,540	2,809
[1]	Illinois State University (Capital Improvement Projects) COP	5.000%	4/1/2032	2,600	2,907
[1]	Illinois State University College & University Revenue	5.000%	4/1/2028	785	825
	Kane & DeKalb Counties Community Unit School District No. 301 Burlington GO	0.000%	12/1/2025	1,000	997
[1]	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	0.000%	2/1/2028	1,000	924
[1]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/2025	170	170
[1]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/2025	350	351
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/2029	10,000	10,359
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/2030	2,000	2,072
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2026	3,605	3,622
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2027	2,000	2,051
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2027	1,500	1,538
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/2028	5,090	4,720
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2029	1,500	1,600
[2,7]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2032	5,000	5,594
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2033	1,500	1,507
[2,7]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2033	6,900	7,803
[2]	Madison County Community Unit School District No. 8 Bethalto GO	4.000%	12/1/2030	1,000	1,027
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2026	11,540	11,127
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/2029	1,485	1,557
[1,13]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/2029	1,115	1,147
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2029	2,000	1,744
[1,14]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2030	10,000	8,603
35

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2030	13,040	10,976
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2025	1,000	1,002
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2026	4,305	4,221
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2026	2,075	2,117
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2027	60	57
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2027	3,000	3,051
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	2,300	2,304
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	5,000	5,186
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2028	10,450	9,581
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2028	2,355	2,444
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2028	3,750	3,891
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2029	7,500	7,783
[1,13]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.500%	6/15/2029	1,405	1,443
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/2026	975	978
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/2028	1,245	1,270
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2030	1,555	1,609
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2031	1,730	1,789
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	1,875	1,918
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	1,325	1,353
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	7,110	7,251
[1]	Mundelein IL GO	4.000%	12/15/2025	500	500
[1]	Mundelein IL GO	4.000%	12/15/2026	500	506
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2026	250	253
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2027	375	385
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2029	540	574
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2030	250	269
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2031	600	654
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2032	900	988
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2033	1,000	1,106
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2026	105	107
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2032	1,310	1,320
[2]	Northern Illinois University COP	5.000%	4/1/2029	660	697
[2]	Northern Illinois University COP	5.000%	4/1/2032	970	1,063
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2026	1,450	1,460
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2027	2,200	2,256
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2027	325	336
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2028	325	340
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2029	325	345
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2030	690	743
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2031	1,040	1,111
	Peoria County Community Unit School District No. 323 GO	4.000%	4/1/2028	2,150	2,145
	Peoria County Community Unit School District No. 323 GO	4.000%	4/1/2031	3,875	3,856
	Plano IL Special Service Area No. 3 & No. 4 Special Tax Revenue (Lakewood Springs Project)	4.000%	3/1/2035	3,555	3,531
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	730	754
[10]	Regional Transportation Authority Sales Tax Revenue	6.000%	7/1/2033	505	586
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/2026	105	105
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/2035	4,930	4,931
	Romeoville IL GO	5.000%	12/30/2025	3,315	3,325
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2029	10,000	10,628
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2026	7,855	7,881
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2027	7,500	7,694
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	2,000	2,088
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	1,720	1,798
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	1,735	1,814
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	1,000	1,063
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	3,075	3,280
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2030	520	562
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2030	2,000	2,174
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2030	8,150	8,779
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2031	1,140	1,261
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2032	1,000	1,121
[4]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.320%	11/6/2025	3,990	3,990
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/2028	1,615	1,644
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/2029	2,065	2,120
	Schaumburg IL GO	4.000%	12/1/2026	6,485	6,577
	Schaumburg IL GO	4.000%	12/1/2028	1,000	1,038
	Schaumburg IL GO	4.000%	12/1/2029	8,155	8,557
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/2026	175	176
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/2027	210	215
[2]	Southern Illinois University College & University Revenue	4.000%	4/1/2028	750	766
36

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/2028	275	287
[2]	Southern Illinois University College & University Revenue	4.000%	4/1/2029	400	412
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/2029	365	388
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/2030	425	458
	Southwestern Illinois Community College District No. 522 GO	5.000%	12/1/2032	1,000	1,135
	Southwestern Illinois Community College District No. 522 GO	5.000%	12/1/2033	2,000	2,294
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/2027	730	752
	Springfield IL GO	3.250%	12/1/2030	1,085	1,085
	St. Clair County Community Unit School District No. 19 Mascoutah GO	5.000%	2/1/2029	700	701
	University of Illinois College & University Revenue	5.000%	4/1/2027	2,665	2,688
	University of Illinois College & University Revenue	5.000%	10/1/2028	485	511
	University of Illinois College & University Revenue	5.000%	10/1/2029	965	1,033
	University of Illinois College & University Revenue	5.000%	10/1/2030	1,150	1,251
[2]	Western Illinois University College & University Revenue	4.000%	4/1/2026	1,340	1,342
[2]	Western Illinois University College & University Revenue	4.000%	4/1/2027	1,400	1,409
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/2026	275	276
	Will County IL GO	5.000%	11/15/2031	1,320	1,489
	Will County IL GO	5.000%	11/15/2032	900	1,027
	Will County IL GO	5.000%	11/15/2033	1,700	1,963
[2]	Williamson Jackson Etc Counties Community College District No. 530 John A Logan College GO	5.000%	12/1/2028	1,165	1,191
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2027	1,245	1,276
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2028	3,910	4,097
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2029	4,175	4,464
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2030	8,730	9,517
	Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley College GO	5.000%	1/1/2033	1,000	1,134
					2,186,382
Indiana (1.3%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	1,010	1,025
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	500	513
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	500	529
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	500	534
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	500	539
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	500	544
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	500	551
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	700	779
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2026	350	351
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	1,235	1,283
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	475	499
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	485	515
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	500	537
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	5,355	5,812
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	675	733
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	1,000	1,096
[2]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	4.000%	2/1/2031	1,195	1,207
[2]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	4.000%	2/1/2032	1,670	1,684
[2]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/2029	275	284
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/2032	1,315	1,316
[2]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	6/15/2028	805	828
[2]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	12/15/2028	410	423
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,340	1,353
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2026	2,080	2,087
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	2,130	2,158
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/2026	370	367
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/2026	370	361
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/2027	320	307
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/2027	320	301
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/2026	540	541
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2028	1,030	1,073
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2029	1,085	1,144
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2030	740	790
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2031	800	863
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/2027	675	702
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/2028	710	754
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/2031	675	754
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/2032	730	823
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	1,895	1,833
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	1,225	1,185
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/2030	15,160	15,502
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/2026	5,900	5,827
37

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	6,240	6,240
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	5,315	5,315
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	1,550	1,550
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	450	453
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	395	396
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2026	750	757
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	830	846
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	350	364
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2028	740	767
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2030	1,225	1,294
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	600	653
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2032	1,345	1,444
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Greenwod Village South Project)	3.750%	5/15/2032	600	601
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Indiana Masonic Home Project)	4.300%	5/1/2029	750	759
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/2029	1,410	1,474
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2026	360	362
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2027	575	585
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2028	605	625
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2029	1,265	1,321
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2030	1,330	1,406
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2031	1,400	1,493
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/2026	7,500	7,468
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/2026	4,210	4,111
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2028	22,835	23,976
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	17,400	18,752
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2030	32,015	34,720
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	36,615	40,499
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	10,000	11,204
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2033	17,965	20,446
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.520%	3/1/2039	2,905	2,882
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	17,600	17,588
	Indiana Finance Authority Industrial Revenue (Valley Electric Corp. Project)	2.500%	11/1/2030	1,000	945
	Indiana Finance Authority Intergovernmental Agreement Revenue (Citizens Energy Group Project)	5.000%	10/1/2030	670	745
	Indiana Finance Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2034	8,030	8,026
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.200%	12/1/2025	4,690	4,688
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2027	1,000	1,045
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2028	1,430	1,527
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2029	1,200	1,309
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2029	2,295	2,503
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2029	1,600	1,745
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2030	2,750	3,059
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2030	1,175	1,307
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/2049	1,255	1,255
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2049	950	943
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2050	3,385	3,334
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2052	2,875	2,819
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	4.750%	7/1/2052	2,670	2,757
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2053	2,875	2,959
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2053	1,360	1,435
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	6.500%	7/1/2055	11,470	12,989
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Dalehaven Estates Project) PUT	5.000%	6/1/2026	6,075	6,138
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Flats on 14th Project) PUT	2.750%	4/1/2028	1,555	1,533
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Foundry Row Project) PUT	3.350%	1/1/2028	2,000	2,010
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Vita of Lafayette Project) PUT	2.740%	10/1/2028	10,141	9,994
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/2028	1,860	1,866
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	2.900%	3/1/2028	775	769
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2029	1,520	1,540
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2030	3,000	3,286
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2032	5,500	6,242
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2033	1,100	1,180
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/2030	1,000	1,093
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/2031	2,600	2,882
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/2032	895	1,006
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	1,800	1,851
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	2,000	2,121
38

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	1,300	1,388
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	1,100	1,186
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	600	651
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	600	652
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	2,000	2,175
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	1,000	1,095
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	600	658
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	740	819
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	1,250	1,383
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	1,100	1,220
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	600	666
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	700	780
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	650	724
	Portage Redevelopment Authority Lease (Abatement) Revenue	4.000%	8/1/2030	1,385	1,386
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	2,805	2,811
	Rockport IN Electric Power & Light Revenue PUT	3.700%	6/1/2029	13,320	13,730
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/2026	300	300
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2027	350	356
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2028	375	385
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2028	300	309
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2029	300	311
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2029	300	313
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2030	400	419
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2030	400	421
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2026	420	421
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2026	1,065	1,073
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2027	1,190	1,205
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	635	644
[7]	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	495	513
[7]	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	260	272
[7]	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	535	568
[7]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	435	440
[7]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	450	459
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	500	517
[7]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	210	216
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	1,175	1,229
[7]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	470	487
[7]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	485	507
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	1,070	1,141
[7]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	495	521
[7]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	510	541
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	1,000	1,099
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	620	687
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	1,000	1,117
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	630	704
[7]	Westfield-Washington Schools GO	5.000%	1/15/2027	1,590	1,620
[7]	Westfield-Washington Schools GO	5.000%	7/15/2027	870	893
[7]	Westfield-Washington Schools GO	5.000%	1/15/2028	865	895
					421,466
Iowa (0.1%)
	Asbury IA GO	2.625%	6/1/2029	315	308
	Iowa City Community School District GO	2.900%	6/1/2031	2,800	2,690
	Iowa City Community School District GO	2.950%	6/1/2032	3,010	2,874
	Iowa City Community School District GO	3.000%	6/1/2033	3,100	3,052
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	2,000	2,009
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	90	89
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,000	1,006
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	6.600%	5/15/2028	830	864
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	415	407
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2030	1,260	1,255
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	3,710	3,718
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2047	340	340
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2047	1,450	1,463
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/2049	715	711
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2052	700	687
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2052	2,095	2,113
	Iowa Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2052	10,145	10,556
	Iowa Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2052	3,260	3,459
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/2050	2,555	2,532
39

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2026	705	715
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2027	1,050	1,083
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2028	370	388
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	425	438
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,300	1,388
	Marion IA GO	2.500%	6/1/2030	370	355
	University of Iowa College & University Revenue	3.000%	7/1/2027	615	615
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2032	450	506
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2033	510	579
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/2028	1,155	1,176
					47,376
Kansas (0.3%)
	Burlington KS Industrial Revenue PUT	4.300%	6/1/2026	7,630	7,649
[4]	Glendale KS Sales Tax Revenue	4.000%	6/1/2029	700	693
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	1,100	1,099
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2031	10,000	11,264
	Kansas Development Finance Authority College & University Revenue (Wichita State University Projects)	3.000%	6/1/2031	1,645	1,617
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	28,920	30,775
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	500	560
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	4,735	4,829
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2027	1,600	1,589
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.700%	10/1/2028	3,000	2,953
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	505
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	500	513
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2026	1,020	1,028
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2027	870	888
[2]	Manhattan KS GO	5.000%	6/15/2028	6,870	6,943
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/2028	300	298
	Sedgwick County Public Building Commission Lease Revenue	3.000%	8/1/2028	1,280	1,278
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/2026	6,300	6,302
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	2,385	2,405
	Wichita KS Local or Guaranteed Housing Revenue	3.750%	11/1/2025	3,000	3,000
	Wichita KS Water & Sewer Utility Water Revenue	3.000%	10/1/2027	700	700
[4]	Wyandotte County-Kansas City Unified Government Tax Increment/Allocation Revenue (Village East Project)	5.250%	9/1/2035	12,335	12,754
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.000%	9/1/2033	1,810	1,822
					101,464
Kentucky (2.3%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2026	1,635	1,640
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	1,970	2,006
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/2029	1,000	1,004
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/2026	14,000	13,713
	Commonwealth of Kentucky COP	5.000%	6/15/2034	1,320	1,326
	Eastern Kentucky University College & University Revenue	5.000%	4/1/2028	1,030	1,082
	Eastern Kentucky University College & University Revenue	5.000%	4/1/2029	1,080	1,157
	Eastern Kentucky University College & University Revenue	5.000%	4/1/2030	1,135	1,239
	Elizabethtown KY GO	2.500%	8/1/2029	460	444
	Kenton County KY GO	4.000%	4/1/2030	1,000	1,015
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2027	120	122
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2028	125	128
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/2028	195	203
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2026	2,060	2,095
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,325	1,342
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,275	1,321
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	3,000	3,058
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,855	1,891
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,000	1,033
	Kentucky Economic Development Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.200%	12/1/2025	3,620	3,619
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue (Beecher Terrace Phase IV Project) PUT	5.000%	9/1/2026	3,810	3,833
	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/2030	1,180	1,281
	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/2031	2,485	2,741
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2026	90	90
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2027	1,690	1,692
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2030	1,680	1,682
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2026	2,585	2,620
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2032	2,085	2,178
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2032	1,625	1,642
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2033	1,000	1,042
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/2026	2,500	2,496
40

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/2025	825	825
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/2026	1,075	1,076
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/2026	1,085	1,089
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2026	1,890	1,897
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/2027	2,110	2,122
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2027	305	308
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2027	1,980	1,997
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2029	1,500	1,579
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2029	1,000	1,055
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2030	550	583
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2030	2,090	2,221
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2030	2,000	2,134
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2031	1,425	1,529
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2031	5,770	6,224
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2033	45,000	46,939
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/2026	123,920	124,827
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	37,845	38,484
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	97,245	103,942
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	63,835	67,833
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	11,290	11,603
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	12,260	13,518
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	60,570	65,793
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2027	1,650	1,687
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/2031	1,430	1,477
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/2028	500	517
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/2028	1,150	1,229
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2027	260	272
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2028	375	400
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2029	500	543
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2030	1,025	1,134
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2028	1,220	1,298
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2030	765	845
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2028	2,850	3,005
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2028	2,150	2,267
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2029	3,000	3,220
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2029	3,140	3,371
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2030	3,000	3,285
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2030	2,165	2,370
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2031	10,815	12,083
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2032	5,000	5,677
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2032	11,120	12,625
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/2028	170	172
	Lexington-Fayette Urban County Government GO	3.000%	9/1/2028	1,000	984
	Louisville Water Co. Water Revenue	3.125%	11/15/2030	3,750	3,750
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,060	3,112
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	10,530	10,707
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	10,130	10,296
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	7,340	7,455
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2026	24,765	25,139
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	2,000	2,138
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	29,905	31,877
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/2026	1,440	1,405
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/2026	4,460	4,465
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/2026	1,710	1,715
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/2027	1,975	1,993
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/2027	7,145	7,290
[1]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2026	1,100	1,118
	University of Kentucky College & University Revenue	4.000%	4/1/2026	750	750
	University of Kentucky College & University Revenue	3.250%	4/1/2028	2,235	2,257
	University of Kentucky College & University Revenue	3.500%	4/1/2029	2,305	2,334
	University of Kentucky College & University Revenue	5.000%	4/1/2030	4,260	4,265
[1]	University of Louisville College & University Revenue	5.000%	9/1/2028	1,230	1,304
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	690	695
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	1,235	1,299
	Warren County School District Finance Corp. Lease(Renewal) Revenue	4.000%	4/1/2026	3,440	3,454
	Warren County School District Finance Corp. Lease(Renewal) Revenue	3.000%	4/1/2028	2,000	1,995
					747,587
41

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Louisiana (1.5%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,910	1,923
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,000	2,046
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,000	2,062
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	6,735	6,865
[4,5]	Calcasieu Parish Public Trust Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	4.050%	11/3/2025	5,183	5,182
[2]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/2026	675	674
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/2028	8,000	7,498
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2031	425	478
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2032	440	500
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2033	475	545
[1]	Greater New Orleans Expressway Commission Highway Revenue, ETM	5.000%	11/1/2025	570	570
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/2028	1,000	1,024
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/2029	2,100	2,170
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/2030	1,560	1,625
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/2025	500	500
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	3,500	3,853
[3]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	3.489%	5/1/2043	11,350	11,323
	Louisiana GO	5.000%	10/1/2026	6,750	6,893
	Louisiana GO	5.000%	2/1/2027	5,000	5,146
	Louisiana GO	5.000%	2/1/2029	6,000	6,460
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/2055	1,170	1,285
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue	6.250%	6/1/2055	2,900	3,234
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Benoit Townhomes Project) PUT	3.750%	8/1/2026	1,300	1,304
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at Covington Place Project) PUT	3.100%	5/1/2028	2,090	2,088
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at the Oaks Project) PUT	5.000%	6/1/2026	10,840	10,855
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Fairmont Tower Project) PUT	5.000%	4/1/2026	9,439	9,448
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Glen Oaks Apartments Project) PUT	5.000%	11/1/2025	2,523	2,523
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/2027	3,715	3,800
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (King Oaks V Project) PUT	2.700%	10/1/2028	950	934
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Tivoli Place Project)	5.000%	7/1/2026	11,081	11,208
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	1,455	1,489
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/2026	1,055	1,075
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/2027	1,000	1,037
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2026	2,195	2,232
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2027	4,190	4,357
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2028	4,265	4,412
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2029	5,250	5,429
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2030	6,500	6,721
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2031	11,080	11,449
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2033	4,900	5,047
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	10,650	10,504
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/2027	10,325	10,417
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	6,170	6,281
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	4,140	4,217
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/2026	2,150	2,159
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	4.000%	12/15/2033	2,140	2,156
	Louisiana Public Facilities Authority College & University Revenue (Tulane University Project)	4.000%	12/15/2032	1,335	1,347
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	700	707
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,670	2,706
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	440	453
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	400	419
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	15,260	16,451
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,060	1,061
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/2028	5,975	6,231
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2029	1,500	1,542
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	6/1/2033	10,000	11,007
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.350%	11/6/2025	45,800	45,800
[4]	Louisiana Public Facilities Authority Revenue(Touro Infirmary Project)	3.900%	8/15/2029	11,533	11,534
[1]	Shreveport LA GO	5.000%	3/1/2028	550	573
[1]	Shreveport LA GO	5.000%	3/1/2028	335	349
[1]	Shreveport LA GO	5.000%	3/1/2029	1,200	1,272
[1]	Shreveport LA GO	5.000%	3/1/2029	310	328
[2]	Shreveport LA GO	5.000%	8/1/2029	2,800	2,898
42

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Shreveport LA GO	5.000%	3/1/2030	700	753
[1]	Shreveport LA GO	5.000%	3/1/2030	425	457
[2]	Shreveport LA GO	5.000%	8/1/2030	5,355	5,543
[1]	Shreveport LA GO	5.000%	3/1/2031	630	687
[1]	Shreveport LA GO	5.000%	3/1/2032	600	661
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2025	2,000	2,003
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2028	1,145	1,209
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2029	1,000	1,019
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2029	1,000	1,061
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2030	4,050	4,055
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2030	825	826
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2031	1,105	1,170
	St. James Parish LA Industrial Revenue (Nustar Logistics LP Project) PUT	3.700%	6/1/2030	2,330	2,353
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/2026	46,290	46,072
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	50,110	49,931
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/2026	21,380	21,536
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	36,955	37,405
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/2030	2,385	2,544
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2027	1,320	1,346
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2028	2,050	2,123
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2029	1,530	1,607
					482,037
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	555	559
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	625	646
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	395	408
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	650	667
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	750	795
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,715	1,853
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,102
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,250	1,362
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,121
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,000	1,133
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/2026	195	196
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/2027	125	129
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/2027	4,050	4,092
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2028	1,075	1,092
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.550%	11/15/2029	7,530	7,663
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.600%	11/15/2029	1,960	1,999
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.650%	11/15/2030	2,000	2,040
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2047	80	80
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2047	320	320
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2048	355	355
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2050	380	382
	Maine State Housing Authority Local or Guaranteed Housing Revenue	5.000%	11/15/2052	1,005	1,035
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	2,135	2,370
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2055	2,780	3,097
	Maine State Housing Authority Local or Guaranteed Housing Revenue PUT	3.250%	11/15/2054	13,020	13,021
					47,517
Maryland (0.8%)
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/2026	135	134
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/2027	175	172
	Calvert County MD GO	2.750%	7/1/2030	1,230	1,207
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/2026	1,010	1,011
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2027	1,190	1,201
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/2027	3,355	3,224
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/2029	1,000	926
	Hyattsville MD Special Obligation Revenue (University Town Center Project)	5.000%	7/1/2027	1,100	1,098
[4]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	1/1/2026	25,720	25,730
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/2029	4,660	4,700
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	1.800%	9/1/2030	1,395	1,278
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	1.700%	3/1/2032	1,410	1,239
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.500%	9/1/2048	1,000	1,013
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/2049	635	640
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.250%	9/1/2049	1,250	1,258
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/2050	6,435	6,408
43

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/2051	5,060	4,989
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/2051	1,900	1,869
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/2051	3,700	3,638
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2052	12,905	13,327
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	6.000%	3/1/2053	7,840	8,348
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/2054	2,010	2,136
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	7,035	7,860
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/2025	4,550	4,552
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/2027	5,000	5,003
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/2028	10,465	10,471
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/2030	3,445	3,471
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/2031	2,590	2,606
	Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/2028	10,785	11,108
	Maryland Economic Development Corp. Lease (Appropriation) Revenue (Port Convington Project)	3.250%	9/1/2030	2,085	2,024
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2028	300	312
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2029	300	316
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2030	300	320
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2031	565	610
	Maryland Economic Development Corp. Tax Increment/Allocation Revenue (Metro Centre at Owings Mills Project)	3.750%	7/1/2027	1,240	1,234
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	170	170
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	800	801
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	195	198
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2027	3,960	4,079
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	3,100	3,103
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	135	140
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	875	915
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	135	141
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,670	1,771
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,800	1,935
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	565	577
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,445	1,554
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,700	1,861
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,450	2,720
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,490	1,520
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,600	2,926
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	2,500	2,686
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2027	13,240	13,497
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	4,775	5,197
[4,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.570%	11/6/2025	12,570	12,570
[3,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	3.760%	7/1/2041	30,770	30,770
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2026	1,000	1,007
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2028	1,375	1,447
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2029	2,190	2,353
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2030	1,000	1,102
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2031	1,765	1,976
[4]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	3.320%	11/6/2025	11,250	11,250
	Maryland Water Infrastructure Financing Administration Bay Restoration Fund Sewer Revenue	3.000%	3/1/2027	3,000	2,993
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2025	1,875	1,875
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2027	600	607
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2029	445	451
					249,625
Massachusetts (1.3%)
	Boston MA GO	4.000%	3/1/2028	2,250	2,251
	Boston MA GO	4.000%	3/1/2029	2,030	2,031
	Commonwealth of Massachusetts GO	5.000%	5/1/2026	1,465	1,481
	Commonwealth of Massachusetts GO	5.000%	5/1/2028	1,460	1,549
	Commonwealth of Massachusetts GO	5.000%	5/1/2029	1,135	1,231
	Commonwealth of Massachusetts GO	5.000%	10/1/2029	26,180	28,666
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	2,015	2,240
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	1,800	1,829
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	2,120	2,401
	Commonwealth of Massachusetts GO	3.000%	9/1/2031	6,715	6,712
	Commonwealth of Massachusetts GO	5.000%	7/1/2032	1,900	2,188
44

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	2/1/2033	1,285	1,323
[4]	Commonwealth of Massachusetts GO TOB VRDO	3.250%	11/6/2025	4,000	4,000
	Dedham MA GO	2.650%	6/15/2030	250	248
	Greater Attleboro-Taunton Regional Transit Authority Transit Revenue RAN	4.000%	8/14/2026	2,565	2,581
	Hudson MA BAN GO	5.000%	6/11/2026	875	880
	Hudson MA BAN GO	5.250%	6/11/2026	2,325	2,344
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	1,100	1,145
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2028	14,355	13,229
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	2,920	3,184
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	4,000	4,454
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2035	12,000	12,003
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2027	1,685	1,736
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2026	550	551
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2026	280	281
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2026	210	211
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2026	245	244
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2026	175	176
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2027	2,165	2,202
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2027	220	222
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2027	500	497
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	1,475	1,488
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	185	189
	Massachusetts Development Finance Agency College & University Revenue	3.250%	9/1/2027	145	144
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	175	181
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2029	1,945	1,985
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	1,700	1,729
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	185	194
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2029	1,820	1,818
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2030	1,725	1,767
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2030	350	345
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	4,560	4,637
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	1,420	1,471
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	195	206
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	750	756
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2030	2,145	2,141
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2031	365	358
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	785	798
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	1,860	1,925
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2031	2,480	2,471
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2032	2,680	2,660
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	1,350	1,369
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	800	824
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	550	564
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	410	413
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	2,890	2,821
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	7,805	7,603
	Massachusetts Development Finance Agency College & University Revenue PUT	3.300%	7/1/2028	2,030	2,050
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2028	7,780	8,236
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	16,195	18,465
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2025	1,585	1,588
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,055	2,074
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,245	1,257
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	5,735	5,805
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,135	2,161
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	505
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2026	875	886
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	500	499
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	600	611
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2026	1,965	2,010
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	560	561
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,485	1,524
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	935	952
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	685	702
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2027	1,120	1,154
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	525	547
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2027	2,060	2,149
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,500	2,528
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	600	605
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,000	2,053
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	785	806
45

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	830	862
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2028	1,250	1,309
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,075	1,145
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2028	2,165	2,303
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,500	1,514
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,700	2,772
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,225	1,263
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	765	806
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	6,200	6,524
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2029	1,095	1,165
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.750%	12/1/2029	900	901
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2029	2,275	2,463
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	465	475
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2030	2,385	2,604
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,375	3,477
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	19,110	21,015
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,395	2,417
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,053
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	5,125	5,274
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,305	1,339
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	3,710	3,762
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,795	3,126
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,100	1,110
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	5,815	5,973
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	4,450	5,008
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,655	3,014
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2032	3,755	3,734
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	4,615	4,727
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,545	1,771
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,500	1,502
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	675	689
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,050	1,057
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	4,160	4,520
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/2026	320	325
[3,4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	3.820%	7/1/2049	6,575	6,577
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2026	600	606
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2034	1,000	1,007
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Program)	5.000%	10/1/2026	1,865	1,868
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2025	2,500	2,500
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/2027	3,085	3,092
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2027	4,965	4,993
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/2028	9,230	9,385
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/2029	3,505	3,534
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/2029	26,735	27,332
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	12/1/2029	7,155	7,256
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/2030	3,100	3,101
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2050	1,695	1,707
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	2,000	2,022
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	2,425	2,464
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2032	11,840	13,515
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2033	8,400	9,727
	Pioneer Valley Transit Authority Transit Revenue RAN	4.000%	7/10/2026	4,020	4,042
	Quincy MA GO	4.000%	6/1/2032	2,565	2,566
	Swansea Water District BAN GO	4.000%	9/24/2026	1,150	1,158
	Western Massachusetts Emergency Communications District BAN GO	4.250%	4/24/2026	6,781	6,805
	Whitman Hanson MA Regional School District BAN GO	4.875%	3/18/2026	14,725	14,789
					435,720
Michigan (2.3%)
[1,15]	Detroit City School District GO	5.250%	5/1/2029	3,860	4,188
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2027	500	517
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2028	500	528
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2029	500	538
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2030	2,000	2,192
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2031	2,690	2,994
	Detroit MI GO	5.000%	4/1/2030	475	510
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2026	500	509
46

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2027	625	650
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2028	500	530
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2029	1,250	1,350
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2030	1,635	1,795
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2031	1,500	1,670
[2,4,5]	Eastern Michigan University College & University Revenue TOB VRDO	3.930%	11/3/2025	40,000	40,000
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	800	826
[2]	Grandville Public Schools GO	5.000%	5/1/2026	620	627
[2]	Grandville Public Schools GO	5.000%	5/1/2027	655	671
[2]	Grandville Public Schools GO	5.000%	5/1/2028	740	771
[2]	Grandville Public Schools GO	5.000%	5/1/2029	790	837
[2]	Grandville Public Schools GO	5.000%	5/1/2030	825	888
[2]	Grandville Public Schools GO	5.000%	5/1/2031	860	938
[4]	Great Lakes Water Authority Sewage Disposal System Sewer Revenue TOB VRDO	3.320%	11/6/2025	8,475	8,475
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/2030	5,000	5,068
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2027	1,745	1,809
[15]	Howell Public Schools GO	5.000%	5/1/2030	500	550
[15]	Howell Public Schools GO	5.000%	5/1/2031	650	728
[15]	Howell Public Schools GO	5.000%	5/1/2032	700	796
	Ingham County Building Authority Lease Revenue	2.000%	5/1/2026	3,275	3,247
	Ingham County Building Authority Lease Revenue	2.000%	5/1/2027	3,350	3,265
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	2,045	2,067
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2031	1,490	1,495
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2032	3,330	3,341
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2033	2,345	2,351
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2031	1,000	1,042
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2028	1,500	1,601
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2029	1,380	1,504
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2030	1,325	1,470
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2031	1,000	1,127
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,890	1,959
[15]	Lake Orion Community School District GO	4.000%	5/1/2029	675	704
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2027	100	103
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2028	60	63
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2029	100	108
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2030	85	94
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2031	200	224
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2032	190	216
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2033	225	259
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	2.000%	7/1/2026	740	731
[1]	Livonia Public Schools GO	5.000%	5/1/2029	525	566
[1]	Livonia Public Schools GO	5.000%	5/1/2030	1,050	1,155
	Michigan Finance Authority College & University Revenue	4.000%	2/1/2027	105	105
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/2026	480	482
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	4,250	4,257
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	600	603
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2026	4,275	4,315
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2026	1,870	1,877
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,250	1,280
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2026	2,125	2,133
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2027	3,915	4,036
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2028	2,000	2,105
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,790	1,853
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2028	1,450	1,460
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	4,605	4,954
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2029	2,175	2,329
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,000	1,034
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2030	2,810	3,058
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,000	1,021
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,500	1,531
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue (Mckenzie Health System Project)	4.000%	1/1/2028	10,165	10,181
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/2026	25,440	25,419
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/2026	9,535	9,590
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	12/1/2027	45,000	45,309
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/2028	8,170	7,708
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/2028	10,480	9,885
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	2,200	2,315
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2025	1,220	1,221
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2029	2,965	3,215
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2030	3,115	3,446
47

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.120%	12/1/2039	5,670	5,670
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2031	1,755	1,952
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2032	800	902
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2033	625	711
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2025	1,030	1,030
[4]	Michigan Finance Authority Revenue PUT	3.875%	2/1/2028	12,000	12,010
	Michigan Finance Authority Revenue PUT	3.750%	12/1/2038	15,000	15,496
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2026	3,160	3,196
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	3,200	3,301
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	3,450	3,687
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2032	4,165	4,254
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2027	3,500	3,658
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2028	2,700	2,887
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2029	5,000	5,462
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2030	5,900	6,511
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2031	10,000	11,250
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2032	13,000	14,874
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	1,540	1,542
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	3,375	3,523
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,825	1,907
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	350	357
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	1,355	1,412
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2032	7,360	8,092
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.370%	11/5/2025	6,050	6,050
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2028	645	667
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2027	8,720	8,720
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.375%	12/1/2028	665	668
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.700%	4/1/2030	34,450	34,496
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	10/1/2030	32,105	31,965
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	10/1/2031	37,470	37,486
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	12/1/2031	1,500	1,658
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	6/1/2046	280	280
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/2048	1,755	1,751
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2048	590	591
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	6/1/2049	9,325	9,372
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2049	6,115	6,160
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/2050	6,160	6,133
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2051	11,715	11,554
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2053	11,085	11,509
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	6/1/2053	14,740	15,504
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/2053	14,440	15,481
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2054	19,395	20,705
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2054	4,970	5,372
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	12,340	13,544
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	22,550	25,031
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2056	27,810	30,876
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments Project) PUT	4.500%	4/1/2026	1,175	1,180
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Home Flats At 28 West Project) PUT	2.700%	10/1/2028	4,695	4,621
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Lee Plaza Apartments Project) PUT	5.000%	6/1/2027	15,000	15,384
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Midblock Apartments Project) PUT	5.000%	3/1/2028	18,000	18,811
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.500%	4/1/2026	1,600	1,608
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2026	6,311	6,367
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	8,500	8,593
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	9,925	10,120
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2027	3,875	3,893
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2027	1,750	1,739
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.950%	11/1/2028	950	947
[15]	Milan Area Schools GO	5.000%	5/1/2026	2,010	2,031
	Northern Michigan University College & University Revenue	5.000%	12/1/2025	1,415	1,417
	Oakland University College & University Revenue	5.000%	3/1/2026	1,255	1,263
	Oakland University College & University Revenue	5.000%	3/1/2027	905	930
	Oakland University College & University Revenue	5.000%	3/1/2028	800	840
	Oakland University College & University Revenue	5.000%	3/1/2029	1,000	1,071
	Oakland University College & University Revenue	5.000%	3/1/2030	1,000	1,090
48

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,000	1,010
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,000	1,027
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,000	1,044
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2028	400	426
					761,038
Minnesota (1.2%)
	Burnsville MN GO	2.750%	12/20/2030	225	222
	Burnsville MN GO	2.950%	12/20/2032	1,175	1,175
	Chaska MN GO	3.000%	2/1/2030	220	220
	Chisago City MN GO	2.500%	2/1/2030	375	361
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2026	400	405
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2026	360	356
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2027	375	387
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2028	500	527
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2029	250	268
	Duluth Independent School District No. 709 COP	5.000%	2/1/2026	400	402
	Duluth Independent School District No. 709 COP	4.000%	2/1/2027	600	602
[7]	Duluth Independent School District No. 709 GO	0.000%	2/1/2031	780	665
[7]	Duluth Independent School District No. 709 GO	0.000%	2/1/2032	790	651
[7]	Duluth Independent School District No. 709 GO	0.000%	2/1/2033	870	687
	Faribault MN GO	2.750%	12/15/2030	320	312
	Lake Elmo MN GO	3.000%	2/1/2026	1,195	1,194
	Lake Elmo MN GO	3.000%	2/1/2027	1,230	1,228
	Lake Elmo MN GO	3.000%	2/1/2029	1,295	1,304
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	1,350	1,357
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	1,230	1,249
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	700	712
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	500	508
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,380	1,381
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	1,000	1,001
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,225	2,226
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	1,395	1,454
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	525	525
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,000	1,035
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	31,630	33,207
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	39,920	43,225
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	3,320	3,322
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,910	1,949
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	565	577
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,000	1,030
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2029	1,285	1,376
	Minnesota Agricultural & Economic Development Board	3.000%	11/13/2025	33,750	33,749
	Minnesota Agricultural & Economic Development Board	2.780%	2/25/2026	35,000	35,000
	Minnesota GO	5.000%	8/1/2029	22,710	24,768
	Minnesota GO	4.000%	8/1/2031	2,000	2,004
	Minnesota GO	5.000%	8/1/2034	13,000	13,002
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2026	300	305
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2029	765	794
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	3,375	3,453
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2029	1,835	1,943
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2027	2,100	2,106
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	8/1/2027	4,425	4,458
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	565	566
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2048	1,345	1,348
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/2049	3,165	3,195
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	2,275	2,265
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	1,243	1,237
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2052	3,560	3,541
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2053	1,805	1,914
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/2053	3,000	3,158
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	1,060	1,136
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2054	3,130	3,390
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2055	1,555	1,739
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,910	3,284
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	11,530	12,788
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/2025	1,485	1,486
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	56,415	57,323
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.861%	12/1/2052	21,350	21,398
	Minnesota Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/2033	2,155	2,157
49

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mora Independent School District No. 332 GO	2.500%	2/1/2030	340	330
	Mounds View MN Local or Guaranteed Housing Revenue (Sibley Court Project) PUT	3.375%	3/1/2028	13,500	13,556
	Mountain Iron-Buhl Independent School District No. 712 GO	4.000%	2/1/2032	1,680	1,685
	North Mankato MN GO	2.650%	12/1/2029	385	374
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2029	1,800	1,915
	Prior Lake MN GO	3.000%	12/15/2030	685	685
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/2031	2,750	2,758
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	2,185	2,207
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	3,000	3,031
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2027	100	96
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2029	175	159
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2030	315	276
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2031	120	102
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2032	165	135
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2033	235	186
	St. Louis Park MN GO	2.500%	2/1/2030	725	703
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	800	800
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,895	1,926
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,750	2,895
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,565	3,820
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,585	2,814
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,800	1,857
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	3,410	3,767
	University of Minnesota College & University Revenue	5.000%	4/1/2034	1,855	1,865
	Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/2028	2,020	1,864
	Woodbury Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2028	1,250	1,254
					401,667
Mississippi (0.4%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,195	3,217
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,785	2,800
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,000	2,009
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/2027	13,835	13,823
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.260%	11/5/2025	2,950	2,950
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/2026	1,625	1,581
	Mississippi Business Finance Corp. Water Revenue	3.200%	9/1/2028	1,000	1,000
	Mississippi Development Bank Intergovernmental Agreement Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2028	1,605	1,685
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/2026	2,025	2,056
[4]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/2026	425	428
[4]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/2027	900	912
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2028	500	525
[4]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/2028	950	969
[4]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/2029	1,000	1,028
[1]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/2030	1,810	1,826
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2031	2,895	3,225
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2029	4,455	4,779
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2030	3,410	3,734
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2031	2,410	2,685
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/2026	225	228
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/2027	400	404
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/2028	315	324
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2028	1,450	1,522
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2029	3,000	3,218
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2030	3,000	3,285
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2031	5,000	5,570
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/2026	1,075	1,083
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2027	1,345	1,347
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2028	1,255	1,257
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2030	5,365	5,372
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2031	4,900	4,906
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2032	1,000	1,052
50

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mississippi GO, Prere.	5.000%	11/1/2026	2,840	2,907
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2028	755	804
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.300%	12/1/2029	515	521
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.450%	6/1/2030	1,065	1,080
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.450%	12/1/2030	1,010	1,026
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.550%	6/1/2031	500	508
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.550%	12/1/2031	575	585
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.650%	6/1/2032	1,145	1,168
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.650%	12/1/2032	730	744
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.000%	12/1/2050	1,060	1,045
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2052	4,090	4,231
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	3.050%	5/1/2027	1,535	1,533
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	840	853
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2026	1,515	1,519
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2030	345	368
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	11,860	12,100
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/2029	3,560	3,859
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/2030	2,540	2,806
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2028	250	266
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2029	165	179
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2030	300	332
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2031	250	282
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2033	2,095	2,128
	Warren County MS Industrial Revenue	4.000%	9/1/2032	4,400	4,526
					126,170
Missouri (1.3%)
	Branson IDA Tax Increment/Allocation Revenue	4.000%	11/1/2025	1,440	1,440
	Brentwood MO COP	4.000%	10/1/2026	215	217
	Brentwood MO COP	4.000%	10/1/2027	270	273
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	3,620	3,732
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	1,400	1,435
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	3,625	3,810
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	1,000	1,026
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	3,840	4,104
	Center MO School District No. 58 GO	4.000%	3/1/2031	1,025	1,042
	Columbia MO Sewerage System Sewer Revenue	3.500%	10/1/2029	975	975
	Fort Osage School District No. R-1 COP	2.750%	4/1/2027	19,255	19,075
	Franklin County MO COP	4.000%	11/1/2025	455	455
	Franklin County MO COP	4.000%	4/1/2026	1,035	1,039
	Franklin County MO COP	4.000%	11/1/2026	475	480
[4]	Jackson County MO Appropriations Revenue TOB VRDO	3.390%	11/6/2025	6,500	6,500
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2025	2,475	2,482
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2028	5,500	5,516
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2029	4,000	4,012
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	1,065	1,092
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,170	1,225
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	1,200	1,280
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	1,585	1,717
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,000	1,096
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	2,840	3,146
	Kansas City MO GO	5.000%	2/1/2028	350	367
	Kansas City MO GO	5.000%	2/1/2029	475	507
	Kansas City MO GO	5.000%	2/1/2030	200	218
	Kansas City MO GO	5.000%	2/1/2031	300	332
	Kansas City MO School District COP	5.000%	4/1/2028	1,565	1,642
	Kansas City MO School District COP	5.000%	4/1/2029	1,645	1,762
	Kansas City MO School District COP	5.000%	4/1/2030	1,680	1,831
	Kansas City MO School District COP	5.000%	4/1/2031	3,625	4,025
	Kansas City MO School District COP	5.000%	4/1/2032	3,805	4,286
	Kansas City MO School District COP	5.000%	4/1/2033	1,995	2,270
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2029	1,150	1,237
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2032	4,570	5,171
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2033	3,735	4,277
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/2028	1,200	1,264
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/2029	1,000	1,075
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/2030	1,350	1,481
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2026	650	662
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2027	1,780	1,852
51

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2029	2,235	2,424
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	6,945	7,094
	Ladue School District GO	3.000%	3/1/2028	275	276
	Ladue School District GO	3.000%	3/1/2029	2,950	2,964
	Lindbergh School District GO	0.000%	3/1/2028	2,000	1,869
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2030	4,080	4,479
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2031	11,260	12,543
[4]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	3.370%	11/6/2025	4,315	4,315
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	1,200	1,213
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	945	964
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	555	566
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	250	255
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	1,690	1,740
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,075	1,119
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	515	532
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	10,645	11,199
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,555	2,683
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,700	1,803
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	2,040	2,031
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	650	680
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,100	1,166
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,875	3,070
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	1,655	1,730
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	1,500	1,501
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	1,850	1,999
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	21,020	22,567
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,000	1,001
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,780	1,949
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	2,495	2,495
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,030	1,040
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	2,300	2,555
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	1,000	1,062
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,750	3,753
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,825	4,275
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,390	3,812
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,990	3,180
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	2,000	2,002
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	2,500	2,502
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	710	809
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2027	760	771
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2029	550	562
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2029	595	618
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2032	1,185	1,188
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/2026	49,155	49,411
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2028	20,699	21,770
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	16,170	16,936
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	4.750%	5/1/2049	2,120	2,146
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/2050	1,025	1,021
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/2051	2,070	2,050
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/2052	3,635	3,616
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/2053	3,025	3,129
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/2053	2,505	2,656
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/2032	1,500	1,522
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/2030	1,100	1,200
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/2031	1,360	1,510
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/2032	1,230	1,387
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/2033	1,045	1,191
[7]	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2030	1,000	1,089
[7]	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2031	900	997
52

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2032	1,250	1,402
[7]	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2033	1,660	1,877
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2027	1,080	1,107
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2028	1,325	1,385
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2029	2,750	2,936
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2030	2,000	2,178
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2031	2,550	2,825
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2032	1,640	1,840
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/2028	1,590	1,664
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2030	6,740	7,479
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2031	9,000	10,151
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2033	11,350	11,375
	North Kansas City School District No. 74 GO	3.000%	3/1/2030	1,610	1,603
[4]	Poplar Bluff MO Tax Increment/Allocation Revenue	5.125%	11/1/2035	2,395	2,402
	Raymore MO Tax Increment/Allocation Revenue (Raymore Galleria Project)	5.375%	5/1/2028	1,295	1,295
[2]	Southeast Missouri State University College & University Revenue	3.000%	4/1/2026	1,055	1,054
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/2028	750	784
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/2029	2,470	2,627
	Springfield MO Special Obligation Revenue	4.000%	5/1/2027	705	706
	St. Charles County School District No. R-IV Wentzville COP	4.000%	4/1/2032	1,810	1,811
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,000	1,009
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	450	457
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	630	649
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/2025	800	800
	St. Louis Land Clearance for Redevelopment Authority Miscellaneous Revenue	3.875%	10/1/2035	3,680	3,703
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.500%	2/1/2026	7,571	7,572
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.150%	4/1/2028	1,000	1,001
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2026	1,500	1,521
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2026	1,335	1,301
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2027	1,335	1,256
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2028	1,515	1,376
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2029	1,515	1,329
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2030	1,515	1,284
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2026	1,155	1,126
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2027	1,155	1,087
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2028	1,310	1,190
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2029	1,310	1,149
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2030	1,310	1,110
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	0.000%	7/15/2031	1,785	1,465
					428,301
Montana (0.2%)
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/2028	14,745	14,975
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/2031	30,385	30,395
	Kalispell MT Health, Hospital, Nursing Home Revenue (Immanuel Living at Buffalo Hill Project)	4.250%	5/15/2030	2,110	2,119
	Missoula MT Water System Water Revenue	5.000%	7/1/2031	1,740	1,840
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.000%	12/1/2055	1,660	1,837
	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	3.320%	2/1/2028	1,835	1,843
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	3,205	3,282
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	620	664
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	3,600	3,686
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,275	1,388
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,500	1,536
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	1,085	1,110
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	1,320	1,350
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2030	2,495	2,682
					68,707
Multiple States (0.9%)
[3,4,9]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.911%	6/15/2035	5,530	5,530
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.670%	11/3/2025	55,060	55,060
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.670%	11/3/2025	127,700	127,700
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.670%	11/3/2025	110,740	110,740
					299,030
Nebraska (0.9%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2026	880	890
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2027	1,425	1,459
53

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2028	50	52
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2029	3,550	3,726
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2030	9,375	9,953
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	88,395	94,767
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	34,240	36,113
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	65,460	70,702
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	800	815
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	500	520
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	550	593
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	500	547
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	600	671
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	580	592
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	350	371
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	900	900
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	655	717
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	615	688
	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/2029	500	538
	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/2030	1,255	1,375
	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/2031	1,900	2,113
	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/2032	3,000	3,365
	Gretna Public Schools GO	5.000%	12/15/2027	3,495	3,502
	Lancaster County School District 001 GO	4.000%	1/15/2032	1,315	1,336
	Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/2028	1,950	1,963
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2026	1,190	1,211
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	3/1/2027	1,815	1,866
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2027	1,695	1,761
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/2029	1,710	1,625
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/2045	3,980	3,910
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/2045	250	250
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2052	1,290	1,262
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	9/1/2055	2,135	2,385
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2027	3,490	3,496
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	5,960	6,260
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2031	1,530	1,535
	Omaha NE GO	5.000%	4/15/2028	1,225	1,295
	Omaha NE GO	6.000%	4/15/2029	1,375	1,534
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2028	2,165	2,273
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2029	4,000	4,288
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2030	3,500	3,827
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2031	3,250	3,618
	Sarpy County NE GO	2.000%	6/1/2028	2,295	2,212
					282,876
Nevada (0.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2030	750	770
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2032	815	836
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	1,295	1,297
	Clark County NV GO	5.000%	12/1/2031	1,085	1,164
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2027	1,000	1,038
	Clark County School District GO	5.000%	6/15/2026	6,930	6,946
	Clark County School District GO	5.000%	6/15/2029	1,430	1,498
	Clark County School District GO	5.000%	6/15/2029	780	782
[1]	Clark County School District GO	4.000%	6/15/2033	10,390	10,550
	Clark County Water Reclamation District GO	4.000%	7/1/2032	1,250	1,260
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2029	695	750
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2030	950	1,040
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2031	1,480	1,647
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/2032	3,810	3,835
[4]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	3.340%	11/6/2025	10,170	10,170
	Las Vegas NV Special Improvement District No. 812 Special Assessment Revenue	5.000%	12/1/2028	1,290	1,291
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	4.000%	12/1/2029	190	191
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	4.000%	12/1/2030	95	95
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.250%	6/1/2027	250	244
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/2029	195	185
	Las Vegas Valley Water District GO	5.000%	6/1/2031	2,430	2,461
	Las Vegas Valley Water District GO	5.000%	6/1/2032	1,500	1,519
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2032	1,220	1,257
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/2052	2,435	2,534
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	750	773
[1]	North Las Vegas NV GO	5.000%	6/1/2026	3,095	3,134
54

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/2026	165	165
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2026	290	291
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2027	195	197
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2028	215	219
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2029	325	332
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2030	360	369
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2031	345	355
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2032	245	253
[1]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/2026	500	506
	Reno Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	6/1/2027	1,170	1,171
[7]	Sparks Tourism Improvement District No. 1 Sales Tax Revenue	3.875%	6/15/2028	1,085	1,084
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	5,065	5,104
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	1,000	1,008
	Washoe County NV School District GO	5.000%	6/1/2027	125	125
	Washoe County NV School District GO	4.000%	6/1/2031	1,825	1,868
					70,314
New Hampshire (0.5%)
	New Hampshire Business Finance Authority Affordable Housing Certificates Local or Guaranteed Housing Revenue	4.150%	10/20/2040	1,477	1,473
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2026	950	968
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2026	800	800
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	200	203
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	995	997
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	650	671
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2028	575	578
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	750	787
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2029	895	902
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	500	533
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	2,330	2,399
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/2035	18,370	18,382
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/2033	622	622
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Megatel Projects)	0.000%	12/15/2033	10,000	6,142
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/2030	9,000	9,012
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Grand Pines Project)	5.625%	6/1/2039	3,380	3,409
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Mirador Project)	6.000%	12/1/2031	7,000	7,041
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Princeton Area Project)	5.500%	12/1/2030	8,970	9,053
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/2035	10,307	10,309
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/2030	2,287	2,293
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Wild Flower Project)	0.000%	12/15/2033	4,670	2,900
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/2032	1,345	1,349
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/2034	3,338	3,405
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	5,293	5,492
[4]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/2028	2,703	2,704
[7]	New Hampshire Business Finance Authority Revenue	4.000%	10/15/2035	8,000	8,009
	New Hampshire GO	5.000%	4/1/2028	3,600	3,815
	New Hampshire GO	5.000%	4/1/2029	3,600	3,900
	New Hampshire GO	5.000%	4/1/2030	3,600	3,981
	New Hampshire GO	5.000%	4/1/2031	3,600	4,055
	New Hampshire GO	5.000%	4/1/2032	3,600	4,121
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,970	2,977
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	3,190	3,198
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,840	2,847
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,780	2,787
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	575	584
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	875	905
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,185	1,247
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	6,530	6,628
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	1,240	1,325
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,610	2,829
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	2,740	3,012
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	3.750%	7/1/2027	2,595	2,633
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2027	1,575	1,630
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2027	975	1,009
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.800%	7/1/2026	1,250	1,251
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.850%	1/1/2027	900	905
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.200%	1/1/2028	1,635	1,636
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2053	860	913
					158,621
55

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey (3.7%)
[1]	Atlantic City NJ GO	5.000%	3/1/2026	1,115	1,122
[2]	Belleville Township NJ GO	3.000%	2/1/2026	1,615	1,614
[2]	Belleville Township NJ GO	3.000%	2/1/2027	1,665	1,666
	Bergen County NJ GO	3.000%	12/1/2025	3,865	3,865
	Bergen County NJ GO	3.000%	12/1/2026	2,110	2,113
	Bergen County NJ GO	3.000%	12/1/2032	1,750	1,756
[1]	Buena Regional School District GO	2.000%	6/1/2026	1,050	1,039
[1]	Buena Regional School District GO	2.000%	6/1/2027	1,375	1,341
[1]	Buena Regional School District GO	2.000%	6/1/2028	1,400	1,344
[1]	Buena Regional School District GO	2.000%	6/1/2029	1,425	1,345
	Camden County Improvement Authority Lease (Appropriation) Revenue (Camden County College Program)	3.000%	1/15/2026	500	500
	Camden County Improvement Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/2026	2,500	2,514
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2026	500	510
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2026	250	255
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2027	375	390
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2027	150	156
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2028	500	530
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2028	175	186
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2029	500	540
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2029	275	297
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2030	550	604
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2030	290	319
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2031	815	909
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2031	320	357
	Cherry Hill Township School District GO	3.000%	8/1/2030	11,805	11,928
[1]	Clifton Board of Education GO	2.000%	8/15/2027	1,915	1,866
[1]	Clifton Board of Education GO	2.000%	8/15/2028	2,975	2,847
[1]	Clifton Board of Education GO	2.000%	8/15/2029	5,570	5,256
[1]	Clifton Board of Education GO	2.000%	8/15/2030	5,985	5,562
	Evesham Township NJ BAN GO	4.000%	9/14/2026	4,500	4,545
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/2025	1,835	1,835
[2]	Hawthorne NJ School District GO	3.000%	9/1/2031	1,350	1,353
	Jersey City Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.500%	12/11/2025	4,750	4,755
	Medford Township NJ BAN GO	3.750%	9/23/2026	3,320	3,348
	Middle Township NJ BAN GO	4.000%	9/1/2026	3,635	3,668
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2028	1,030	1,049
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2029	2,440	2,484
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	5,735	5,738
[1]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/2026	1,250	1,222
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/2026	2,310	2,339
[12]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	15,000	15,327
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	9,000	9,009
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	10,520	10,840
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	8,495	8,774
	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2029	3,220	3,159
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/2030	3,000	2,964
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	9,600	9,429
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	5,555	5,583
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	5,150	5,257
[7]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	11/1/2035	500	536
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2026	19,000	19,375
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/2029	1,770	1,811
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/2029	1,415	1,415
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2026	5,000	5,065
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2027	3,000	3,107
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	12,000	12,614
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2026	20,155	20,590
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2027	1,000	1,044
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2025	1,000	1,000
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2026	1,100	1,124
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2027	1,300	1,358
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2029	1,775	1,930
[2]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2028	5,015	5,260
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.000%	6/15/2029	1,065	1,105
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2027	1,000	1,005
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	1,000	1,000
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2032	600	604
	New Jersey Economic Development Authority Revenue	5.250%	4/1/2027	3,320	3,424
56

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Revenue	5.250%	4/1/2028	2,720	2,873
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/2028	5,240	5,348
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/2029	4,000	4,083
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/2032	8,075	8,240
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	2,885	2,924
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	2,500	2,535
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	685	693
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	1,230	1,232
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	510	507
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	270	273
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	525	526
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	2,020	2,049
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	2,000	2,021
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	2,830	2,861
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	405	408
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	1,840	1,861
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	4,000	4,054
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	3,000	3,033
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	1,260	1,272
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	29,480	32,771
[1]	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/2026	70	71
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2027	830	863
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2028	750	797
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2029	1,870	2,025
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/2026	1,000	1,018
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/2027	1,000	1,040
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/2028	1,750	1,860
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/2029	2,000	2,166
	New Jersey GO	2.000%	6/1/2026	2,000	1,985
	New Jersey GO	5.000%	6/1/2027	35,000	36,272
	New Jersey GO	2.000%	6/1/2028	17,990	17,393
	New Jersey GO	5.000%	6/1/2028	15,000	15,889
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2027	2,500	2,606
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2030	225	237
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2031	1,160	1,221
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2032	1,065	1,120
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,605	2,623
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,800	1,802
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	460	464
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,530	3,557
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	875	881
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	480	493
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,685	3,779
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,270	1,286
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	505	526
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	7,690	8,019
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,535	1,554
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,410	3,434
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,550	3,602
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	530	559
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	8,010	8,482
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2030	6,515	6,546
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,012
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	555	594
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,200	2,215
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,500	1,521
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,615	2,715
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,080
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2026	13,135	13,312
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	1,000	1,014
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2026	1,135	1,156
57

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2027	3,000	3,124
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2028	2,150	2,284
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2029	1,150	1,246
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/2026	1,000	1,019
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/2030	4,440	4,901
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/2025	4,950	4,957
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/2026	3,500	3,575
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/2025	2,500	2,500
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/2026	6,015	6,006
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.900%	11/1/2027	2,145	2,129
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,350	1,354
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,610	1,612
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.950%	5/1/2028	1,675	1,661
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	930	941
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2029	41,375	41,587
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.100%	11/1/2030	3,190	3,179
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2048	4,880	4,941
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2050	5,165	5,242
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2051	17,775	17,684
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.500%	4/1/2053	8,990	9,593
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	4,535	4,690
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.500%	4/1/2056	4,810	5,409
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (New Irvine Turner Apartments Project)	3.670%	2/1/2026	1,585	1,587
[3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	4.420%	5/1/2048	10,100	10,119
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2025	3,345	3,353
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2026	1,000	1,013
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	3,010	2,913
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	14,995	14,514
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	13,250	13,572
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	22,550	23,098
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	16,130	16,336
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	1,605	1,662
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	33,345	31,367
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	16,235	16,448
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	4,320	4,377
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,335	1,412
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	1,865	1,704
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	8,560	7,823
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	8,195	7,489
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	36,420	36,893
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	3,415	3,686
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	46,265	41,151
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	5,510	4,891
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	24,895	25,210
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	10,825	10,963
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	29,695	25,567
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	1,605	1,382
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	23,405	23,704
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	3,330	2,773
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	1,035	862
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	5,045	5,200
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2031	110	120
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	1,765	1,421
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	2,630	2,805
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	7,065	7,518
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/2026	390	390
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2031	3,200	3,419
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2032	5,355	5,716
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	24,810	28,196
[4,5]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	3.250%	11/6/2025	10,925	10,925
[4,5]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	3.250%	11/6/2025	5,945	5,945
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2032	2,500	2,006
[12,16]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2026	1,530	1,483
58

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14,16]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2027	940	886
[12,16]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2028	650	596
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	3,000	3,081
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	12,740	13,058
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	17,500	18,370
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	25,000	26,796
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	21,000	22,980
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	11,380	12,453
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	25,000	27,873
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	13,695	15,525
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	2,830	3,208
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	3,375	3,880
	Newark NJ BAN GO	4.000%	9/23/2026	8,490	8,573
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	1/1/2034	280	291
	Pemberton NJ BAN GO	4.000%	5/21/2026	1,790	1,801
[2]	Perth Amboy NJ GO	3.000%	3/15/2028	2,400	2,404
	Plainfield NJ BAN GO	4.000%	8/5/2026	8,890	8,962
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2025	530	530
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2026	1,090	1,112
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2028	1,000	1,067
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2029	1,000	1,090
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2030	1,000	1,090
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2030	1,000	1,111
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2031	1,000	1,131
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	4,750	4,804
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2027	1,025	1,058
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	475	500
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,000	1,051
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	2,470	2,585
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,400	2,505
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2033	1,000	1,040
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	475	490
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2036	1,620	1,665
	Toms River Board of Education GO	2.000%	7/15/2027	1,810	1,743
[1]	Trenton NJ GO	2.000%	7/15/2026	2,135	2,115
[1]	Trenton NJ GO	2.000%	7/15/2027	1,080	1,059
[1]	Trenton NJ GO	2.000%	7/15/2028	1,090	1,042
[1]	Union City NJ GO	2.250%	8/1/2026	500	496
	Union County NJ GO	4.000%	3/1/2030	4,415	4,655
	Verona Township Board of Education GO	2.000%	3/1/2026	1,450	1,443
	Verona Township Board of Education GO	2.000%	3/1/2027	1,500	1,466
[1]	Vineland NJ GO	3.000%	10/1/2028	585	586
					1,225,947
New Mexico (0.7%)
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	3.000%	7/1/2026	1,000	998
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/2026	1,000	1,017
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	0.875%	10/1/2026	3,465	3,374
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	3,625	3,670
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/2029	19,615	18,502
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	5,020	5,082
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	5,315	5,380
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	12,580	11,866
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	22,020	20,770
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	13,215	13,362
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/2026	3,385	3,430
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	4.000%	6/1/2030	2,565	2,585
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	1,160	1,170
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	1,500	1,536
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,150	1,193
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	7/1/2050	1,690	1,682
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2051	600	590
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/2051	2,535	2,524
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2052	885	868
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	5.250%	3/1/2053	1,270	1,327
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	1/1/2052	1,460	1,433
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	6.250%	9/1/2053	1,405	1,535
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/2054	1,680	1,795
59

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	3.730%	12/1/2025	2,450	2,450
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	2.970%	3/1/2026	3,050	3,044
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	94,825	101,779
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	10,000	10,847
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	4,220	4,235
[4]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	3.750%	5/1/2028	1,148	1,134
					229,178
New York (12.9%)
[3]	2025 Loan Holding - 1 Revenue, SIFMA Municipal Swap Index Yield + 0.980%	4.200%	5/1/2026	42,500	42,500
	Alden Central School District GO	2.750%	6/15/2029	465	448
	Averill Park Central School District BAN GO	4.000%	6/18/2026	6,972	7,021
	Avon Central School District BAN GO	4.000%	6/26/2026	3,490	3,509
[10]	Avon Central School District GO	2.500%	6/15/2030	595	557
	Bay Shore Union Free School District GO	3.500%	6/18/2026	8,250	8,284
	Bayport-Blue Point Union Free School District GO	4.000%	6/24/2026	4,650	4,684
	Binghamton City School District BAN GO	4.000%	6/26/2026	3,970	3,994
	Board of Cooperative Educational Services for the Sole Supervisory District Miscellaneous Revenue RAN	4.250%	6/19/2026	4,200	4,220
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2026	3,250	3,278
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2027	7,350	7,467
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2028	4,900	4,979
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/2029	1,750	1,768
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	750	756
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	510	535
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2031	1,600	1,587
	Brunswick Central School District BAN GO	4.000%	6/25/2026	7,579	7,631
	Brutus NY BAN GO	4.375%	1/21/2026	1,510	1,512
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/2026	650	650
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/2027	350	350
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/2028	1,130	1,130
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/2029	245	245
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2026	100	100
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2027	100	101
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2028	100	100
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2029	220	220
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2029	500	527
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2030	510	545
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2032	460	501
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/2030	1,200	1,305
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/2031	2,110	2,329
[4]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/2031	2,405	2,227
	Canandaigua City NY School District GO	2.500%	6/15/2030	445	425
	Champlain Fire District BAN GO	4.125%	12/12/2025	3,070	3,071
	Chautauqua County Capital Resource Corp. Electric Power & Light Revenue (NRG Energy Project) PUT	4.250%	4/3/2028	3,300	3,326
[1]	Cheektowaga-Maryvale Union Free School District GO	2.375%	6/15/2030	615	572
	Chenango Forks Central School District BAN GO	4.000%	6/25/2026	2,355	2,368
	Cold Spring Harbor Central School District GO	3.500%	6/24/2026	2,500	2,510
	Connetquot Central School District of Islip GO	3.250%	6/24/2026	1,000	1,003
	Cortland Enlarged City School District BAN GO	4.000%	7/10/2026	9,010	9,054
[1]	Cuba-Rushford Central School District GO	2.750%	6/15/2029	460	442
[4]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	4.000%	11/3/2025	59,000	59,000
[1]	Dolgeville Central School District GO	2.500%	6/15/2030	605	567
	Downsville Central School District BAN GO	4.000%	9/30/2026	3,448	3,486
	Duanesburg Central School District BAN GO	4.000%	6/24/2026	4,985	5,019
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2026	430	435
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2026	175	177
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2026	530	536
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	1,000	1,030
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	200	206
60

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	560	577
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2028	200	210
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2028	685	718
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	390	416
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2030	405	438
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,955	1,974
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	405	408
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,170	2,264
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/2029	715	692
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	985	992
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,220	3,412
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,775	1,881
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2029	20,000	21,808
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2030	60,000	66,756
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	2,985	2,989
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	8,260	8,602
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	1,120	1,128
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	2,610	2,613
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2028	17,475	18,491
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2029	7,050	7,619
	Farmingdale Union Free School District GO	3.375%	5/29/2026	4,500	4,514
	Fayetteville-Manlius Central School District BAN GO	4.000%	6/26/2026	14,625	14,721
[9]	Freddie Mac Pool	3.700%	1/1/2034	9,980	9,819
	Frontier Central School District BAN GO	4.000%	6/25/2026	8,800	8,864
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	600	601
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	400	414
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	665	701
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	500	535
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	600	649
[2]	Greenville Central School District GO	2.250%	6/15/2029	530	495
[1]	Greenwich Central School District GO	2.250%	6/15/2029	435	407
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2028	300	314
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/2028	275	275
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/2027	790	791
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2026	320	323
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2027	335	343
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2029	955	983
	Hempstead Union Free School District BAN GO	4.000%	7/9/2026	22,660	22,817
	Hempstead Union Free School District RAN GO	4.000%	6/30/2026	9,570	9,631
[2]	Hendrick Hudson Central School District GO	2.125%	4/15/2030	225	207
	Herricks Union Free School District GO	4.000%	6/18/2026	1,500	1,511
	Horseheads Central School District BAN GO	4.000%	6/25/2026	40,500	40,771
	Hyde Park Central NY School District GO	2.500%	6/15/2029	420	401
	Johnson City NY BAN GO	4.000%	6/18/2026	6,885	6,899
	Kingston City School District BAN GO	4.000%	7/2/2026	1,000	1,006
	Livonia Central School District BAN GO	4.000%	6/25/2026	10,000	10,065
	Long Beach NY BAN GO	4.000%	9/25/2026	4,910	4,960
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/2025	2,895	2,888
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	2,250	2,350
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	9,100	9,727
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	2,250	2,405
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2029	20,000	21,864
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	30,725	30,256
	Long Island Power Authority Electric Power & Light Revenue PUT	5.000%	9/1/2027	10,300	10,552
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	30,785	30,494
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	12,090	12,264
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	21,900	21,696
	Longwood Central School District Suffolk County GO	4.000%	6/18/2026	9,000	9,065
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2032	4,835	4,956
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2033	3,690	3,861
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/2028	10,000	10,000
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	2,640	2,642
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	5,630	5,755
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	350	358
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	455	465
61

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	18,075	18,476
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	1,775	1,776
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	725	725
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	6,540	6,833
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	2,150	2,151
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	875	914
	Metropolitan Transportation Authority Transit Revenue	3.125%	11/15/2028	1,000	1,000
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	1,260	1,261
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	1,735	1,773
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	2,885	2,948
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	8,800	9,376
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	2,660	2,737
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	3,515	3,703
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,390	1,420
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,020	1,042
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	265	288
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	43,470	47,164
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	3,265	3,336
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	2,500	2,635
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	1,250	1,251
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	3,000	3,310
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	535	590
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	21,350	23,553
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	8,665	9,129
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	4,300	4,303
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	4,000	4,086
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	2,500	2,528
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	3,950	4,421
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	4,965	5,557
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	25,300	28,318
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	8,300	8,423
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	1,980	1,990
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	15,400	17,409
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	5,525	6,246
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	7,155	7,509
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	13,570	15,465
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	4,205	4,208
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	20,035	21,703
[2,4,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.900%	11/3/2025	13,460	13,460
[2,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.340%	11/6/2025	5,000	5,000
[1,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	3.661%	11/1/2032	3,530	3,531
	Middle Country Central School District At Centereach GO	3.000%	8/15/2030	3,250	3,250
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/2029	4,820	4,827
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,062
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,062
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2025	500	500
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2026	1,605	1,635
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2027	1,825	1,891
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2028	445	469
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	4.000%	12/1/2025	360	360
	Moravia Central School District BAN GO	3.750%	6/25/2026	2,875	2,891
	Mount Sinai Union Free School District GO	4.000%	6/25/2026	5,575	5,610
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,000	3,007
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,000	1,003
[1]	Nassau County NY GO	5.000%	7/1/2026	1,000	1,015
	New Hartford NY BAN GO	5.000%	4/24/2026	2,216	2,228
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	3,420	3,904
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	3,475	4,024
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.850%	5/1/2026	665	659
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.350%	11/1/2029	1,410	1,283
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.550%	11/1/2030	1,250	1,145
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/2030	1,065	993
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/2030	1,090	1,028
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.600%	5/1/2031	1,390	1,221
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.950%	11/1/2031	1,020	924
62

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/2031	6,130	5,979
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	1,840	1,882
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/2026	41,525	41,331
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/2026	365	364
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	7,995	7,995
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	14,350	14,351
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	19,495	19,503
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	3,500	3,539
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	25,375	25,584
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	29,105	29,444
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	6,095	6,214
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	12,050	12,091
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	4,150	4,171
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	10,070	10,101
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	32,915	33,402
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	10,260	10,473
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/2029	6,865	6,588
[4,5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	4.050%	11/3/2025	14,895	14,895
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.350%	11/6/2025	15,985	15,985
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.350%	11/6/2025	22,940	22,940
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/2027	2,250	2,303
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/2029	3,950	4,207
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/2030	3,250	3,521
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2030	1,180	1,285
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2031	4,000	4,167
[1]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2026	5,000	4,947
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	19,065	20,389
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	2,180	2,424
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	10,000	11,339
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	2,000	2,307
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2033	2,460	2,485
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	1,310	1,359
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2027	825	829
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2031	10,835	12,286
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2031	11,165	12,660
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	11,000	12,668
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	12,185	14,033
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2033	10,780	12,565
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2033	12,250	14,279
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2026	6,000	6,067
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	20,000	20,941
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	6,500	6,806
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2028	1,415	1,498
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,500	1,606
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	10,000	10,704
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	27,700	29,650
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	2,345	2,369
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	1,695	1,831
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	6,930	7,487
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	4,375	4,727
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	17,000	18,561
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	8,025	8,762
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	5,000	5,459
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	7,035	7,681
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	7,775	8,489
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	4,595	5,017
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	5,310	5,850
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	4,500	4,958
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	2,450	2,699
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	11,000	12,237
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	10,825	12,042
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	21,000	23,361
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	7,000	7,787
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	2,530	2,814
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	9,000	10,012
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	5,000	5,025
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	1,000	1,032
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	5,000	5,613
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	6,815	7,650
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	2,500	2,538
63

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	20,930	23,700
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	17,330	19,624
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	8,200	9,285
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	7,500	8,493
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	15,000	16,985
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	6,000	6,030
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	1,920	1,939
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	3,355	3,815
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	19,850	22,572
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	10,285	11,695
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	1,465	1,510
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	8,000	9,161
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	3,630	4,157
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	7,400	8,474
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2033	15,290	15,675
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	5,000	5,150
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	6,670	7,677
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	14,655	16,868
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	4,405	4,557
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	2,915	3,085
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2034	21,720	21,755
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.200%	11/6/2025	31,770	31,770
[5]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.390%	11/6/2025	27,515	27,515
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2026	100	100
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2027	1,500	1,403
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2027	5,135	5,141
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2028	3,650	3,655
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2030	1,355	1,357
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2031	1,000	1,001
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2032	1,590	1,242
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2033	4,655	4,660
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2034	1,000	1,001
[4]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	3.620%	11/6/2025	5,200	5,200
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	50,000	53,750
[4]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/2034	5,040	5,045
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	25,285	23,926
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	13,485	12,686
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	27,735	25,905
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.450%	11/15/2029	5,250	4,763
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/2030	4,700	4,241
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/2031	3,000	2,695
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.000%	4/1/2027	610	585
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.000%	4/1/2027	1,380	1,348
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.100%	10/1/2027	750	729
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2027	1,000	1,040
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.300%	4/1/2028	1,250	1,177
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/2028	585	568
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.250%	10/1/2028	1,020	987
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2028	1,000	1,058
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.450%	4/1/2029	3,960	3,676
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.550%	4/1/2029	1,375	1,276
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.150%	4/1/2029	1,265	1,213
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2029	1,000	1,075
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.250%	4/1/2030	1,225	1,166
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.000%	4/1/2040	345	345
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/2047	1,325	1,323
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2048	10,490	10,835
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/2050	8,710	8,521
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/2050	2,745	2,720
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/2051	12,805	12,621
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/2052	3,400	3,382
	New York NY GO	5.000%	8/1/2026	5	5
	New York NY GO	5.000%	8/1/2026	1,000	1,017
	New York NY GO	5.000%	8/1/2027	5	5
	New York NY GO	5.000%	8/1/2027	1,000	1,042
	New York NY GO	5.000%	8/1/2027	6,000	6,255
	New York NY GO	5.000%	8/1/2027	6,525	6,802
[1]	New York NY GO	5.000%	10/1/2027	16,530	17,277
	New York NY GO	5.000%	8/1/2028	10,455	11,114
	New York NY GO	5.000%	8/1/2028	4,115	4,374
64

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/2028	1,000	1,063
	New York NY GO	5.000%	8/1/2028	5,000	5,315
	New York NY GO	5.000%	8/1/2028	1,050	1,116
	New York NY GO	5.000%	8/1/2028	7,490	7,962
	New York NY GO	5.000%	9/1/2028	6,050	6,443
	New York NY GO	5.000%	4/1/2029	2,000	2,153
	New York NY GO	5.000%	4/1/2029	5,000	5,383
	New York NY GO	5.000%	8/1/2029	1,215	1,317
	New York NY GO	5.000%	8/1/2029	12,765	13,838
	New York NY GO	5.000%	8/1/2029	1,050	1,138
	New York NY GO	5.000%	8/1/2029	7,545	8,179
	New York NY GO	5.000%	8/1/2029	15,000	16,261
	New York NY GO	5.000%	9/1/2029	5,000	5,430
	New York NY GO	5.000%	4/1/2030	1,000	1,098
	New York NY GO	5.000%	4/1/2030	11,970	13,144
	New York NY GO	5.000%	8/1/2030	2,825	2,839
	New York NY GO	5.000%	8/1/2030	1,640	1,812
	New York NY GO	5.000%	8/1/2030	1,500	1,658
	New York NY GO	5.000%	8/1/2030	1,000	1,105
	New York NY GO	5.000%	8/1/2030	5,000	5,525
	New York NY GO	5.000%	8/1/2030	18,480	20,422
	New York NY GO	5.000%	8/1/2030	1,575	1,740
	New York NY GO	5.000%	8/1/2030	5,455	6,028
	New York NY GO	5.000%	8/1/2030	7,000	7,735
	New York NY GO	5.000%	9/1/2030	5,000	5,534
	New York NY GO	5.000%	11/1/2030	3,065	3,403
	New York NY GO	5.000%	4/1/2031	3,405	3,803
	New York NY GO	5.000%	8/1/2031	28,590	32,115
	New York NY GO	5.000%	8/1/2031	20,000	22,466
	New York NY GO	5.000%	8/1/2031	2,850	3,201
	New York NY GO	5.000%	9/1/2031	1,550	1,744
	New York NY GO	5.000%	10/1/2031	15,145	17,060
	New York NY GO	5.000%	1/1/2032	3,790	4,056
	New York NY GO	5.000%	8/1/2032	3,000	3,044
	New York NY GO	5.000%	8/1/2032	15,375	17,521
	New York NY GO	5.000%	8/1/2032	6,320	7,202
	New York NY GO	5.000%	8/1/2032	9,625	10,969
	New York NY GO	5.000%	8/1/2033	4,530	5,224
	New York NY GO	5.000%	12/1/2033	1,000	1,063
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2030	2,720	3,066
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	3,800	3,801
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	550	558
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	350	354
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2027	1,875	1,925
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	755	779
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	3,510	3,511
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	950	994
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	33,440	35,179
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	1,000	1,053
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2028	1,140	1,181
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2029	2,050	2,162
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	2,715	2,716
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	500	532
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	7,400	7,973
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2030	2,250	2,407
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	4,900	4,902
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	7,830	8,588
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	850	928
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	1,000	1,103
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2031	1,415	1,532
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	9,000	9,003
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	1,775	1,968
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	1,000	1,122
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	1,500	1,671
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	2,000	2,244
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	1,000	1,138
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	1,350	1,524
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	1,325	1,325
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2026	1,195	1,209
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2027	1,865	1,904
65

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2028	2,735	2,790
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2029	1,450	1,479
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2030	515	525
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2031	2,430	2,477
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2032	2,000	2,038
	New York State Dormitory Authority College & University Revenue VRDO	4.000%	11/6/2025	13,900	13,900
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	640	640
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	700	700
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	5,325	5,390
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	585	595
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	300	300
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,000	1,005
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,225	1,227
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,870	1,913
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	3,850	3,944
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	5,150	5,416
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,490	1,491
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	3,785	3,957
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	3,305	3,460
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,200	1,200
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	6,050	6,488
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	400	400
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	6,220	6,441
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	2,700	2,851
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	500	531
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	6,255	6,827
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	11,980	12,377
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	1,870	2,011
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	595	638
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	3,420	3,792
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	945	1,034
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	4,345	4,476
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	500	543
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2032	3,830	4,301
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,305	2,543
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	300	309
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	580	635
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	750	820
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,425	2,688
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2026	7,000	7,009
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/2028	18,730	17,914
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/2029	5,000	5,438
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	11,055	12,398
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	2,900	3,062
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	1,350	1,425
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	9,900	10,915
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	10,015	11,041
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	11,035	11,346
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	10,500	11,793
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	5,000	5,079
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	5,475	5,685
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	10,000	10,712
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	11,900	13,589
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2033	4,880	4,932
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	2,295	2,331
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	16,615	19,216
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	6,900	7,471
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	1,000	1,022
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	2,400	2,513
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	3,090	3,304
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	5,000	5,346
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	300	328
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	5,000	5,463
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	1,550	1,617
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	5,000	5,573
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	18,350	20,824
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	10,000	11,506
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	2,700	2,827
66

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	1,500	1,503
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	1,405	1,465
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2028	1,500	1,595
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2028	1,465	1,557
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	1,220	1,326
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2029	12,500	13,505
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	19,500	21,524
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	8,255	8,516
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	29,165	32,818
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	7,500	8,439
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	36,465	41,663
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	2,730	3,119
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	3,440	3,979
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	4,150	4,274
	New York State Energy Research & Development Authority Electric Power & Light Revenue (New York Electric & Gas Corp. Project)	3.500%	10/1/2029	2,500	2,490
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,195	4,334
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,070	4,204
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,690	4,845
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/2026	5	5
	New York State Environmental Facilities Corp. Water Revenue	4.000%	9/15/2034	6,750	6,752
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	1,610	1,611
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/2029	5,900	5,912
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	3,135	3,146
	New York State Housing Finance Agency Income Tax Revenue PUT	3.450%	12/15/2030	350	353
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/2025	115	115
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.650%	11/1/2025	285	285
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	5/1/2030	1,395	1,335
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/2032	2,245	2,245
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/2025	1,105	1,105
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/2025	5,130	5,130
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/2026	1,535	1,535
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/2027	43,070	41,314
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	16,365	16,130
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	4,885	4,819
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/2027	2,820	2,820
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	720	720
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2027	1,000	1,000
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	31,820	31,801
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	3,500	3,498
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.350%	5/1/2028	7,595	7,596
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	11,950	11,953
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	27,530	27,549
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2029	8,995	9,037
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/2029	6,275	6,296
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	48,520	48,776
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	3,550	3,574
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	21,250	21,257
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	28,390	28,442
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	11,230	11,292
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.300%	5/1/2030	1,450	1,455
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	6,370	6,438
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	11/1/2030	30,750	30,691
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	23,145	23,055
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	31,950	32,438
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	6,920	7,021
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	11,655	11,871
[4,5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.450%	11/6/2025	25,840	25,840
[4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.570%	11/6/2025	22,500	22,500
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.250%	11/5/2025	14,000	14,000
[4]	New York State Housing Finance Agency Revenue TOB VRDO	4.050%	11/3/2025	996	996
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2029	1,200	1,204
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2025	3,240	3,245
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2026	3,675	3,750
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2027	3,085	3,210
67

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2028	2,085	2,210
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2029	1,000	1,079
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2030	4,160	4,566
	Norwich City School District BAN GO	4.000%	6/25/2026	8,765	8,816
[4]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.670%	11/3/2025	24,600	24,600
	Odessa-Montour Central School District BAN GO	4.000%	8/27/2026	4,000	4,036
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	5.000%	7/1/2029	1,105	1,120
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	5.000%	12/1/2026	305	312
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	5.000%	12/1/2027	840	875
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2027	565	578
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2029	625	657
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2032	600	693
[1]	Oriskany Central School District GO	2.375%	6/15/2030	285	266
	Oswego City School District BAN GO	4.000%	6/25/2026	9,330	9,384
[1]	Oyster Bay NY GO	2.000%	3/1/2026	4,945	4,923
[1]	Oyster Bay NY GO	2.000%	3/1/2027	5,045	4,963
[1]	Oyster Bay NY GO	2.000%	3/1/2028	5,145	4,962
[1]	Oyster Bay NY GO	2.000%	3/1/2029	5,250	4,995
	Peekskill City School District BAN GO	3.750%	6/26/2026	4,500	4,525
	Penn Yan Central School District BAN GO	4.000%	6/25/2026	7,210	7,260
	Pleasantville NY Union Free School District GO	2.500%	4/15/2029	270	259
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2026	4,655	4,722
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2026	13,785	14,128
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/2026	510	511
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2027	6,750	6,949
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2027	7,890	8,290
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2028	5,000	5,221
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2030	5,745	6,157
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2032	1,000	1,143
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2033	1,025	1,187
	Poughkeepsie School District BAN GO	4.000%	6/23/2026	6,600	6,644
	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	10,000	10,354
	Rocky Point Union Free School District GO	3.750%	6/24/2026	1,060	1,065
	Sachem Central School District GO	4.000%	10/15/2026	3,245	3,247
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (WSWHE Boces Project)	5.000%	7/1/2031	200	225
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (WSWHE Boces Project)	5.000%	7/1/2032	225	257
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (WSWHE Boces Project)	5.000%	7/1/2033	335	387
	South Country Central School District at Brookhaven GO	4.125%	5/29/2026	10,350	10,425
[1]	Southern Cayuga Central School District GO	2.750%	6/15/2029	210	203
	Starpoint Central School District BAN GO	4.000%	6/26/2026	2,985	3,002
[2]	Suffolk County NY GO	4.000%	4/1/2032	4,780	4,853
[2]	Suffolk County NY GO	3.000%	6/15/2032	4,000	3,985
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	1,200	1,213
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,500	1,616
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	1,095	1,190
[4,5]	Tender Option Bond Trust Receipts/Certificates Revenue TOB VRDO	3.620%	11/6/2025	52,550	52,550
[4,5]	Tender Option Bond Trust Receipts/Certificates Revenue TOB VRDO	3.620%	11/6/2025	47,450	47,450
	Terryville Fire District BAN GO	4.500%	11/21/2025	5,650	5,652
	Thousand Islands Central School District BAN GO	4.000%	6/26/2026	3,440	3,459
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/2026	400	400
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/2026	450	450
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/2027	455	456
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/2028	460	462
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/2029	470	475
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	425	440
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	2,000	1,718
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	8,700	9,064
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	3,265	3,426
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2028	30,000	31,861
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2028	1,000	1,073
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2029	505	554
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2030	15,995	17,730
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2030	1,500	1,679
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue BAN	5.000%	3/1/2028	30,000	31,646
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	11/15/2025	10,575	10,583
68

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	11,655	11,560
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/2026	25,385	25,647
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2028	27,135	25,980
[3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	3.911%	4/1/2026	6,350	6,350
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/2026	150	151
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/2027	1,350	1,356
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2027	2,325	2,407
	Troy NY BAN GO	4.000%	7/24/2026	6,645	6,697
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2026	4,990	5,042
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2027	2,780	2,860
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	4,025	4,140
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2029	3,775	3,880
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2031	3,980	4,077
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,000	1,021
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2033	6,790	6,930
	Utica NY BAN GO	4.000%	8/28/2026	4,280	4,312
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2028	15,000	15,223
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2028	12,875	13,218
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2029	15,000	16,128
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2033	5,000	5,009
	Valhalla Union Free School District GO	2.750%	10/15/2030	260	250
	Valley Central School District BAN GO	4.000%	6/17/2026	2,345	2,360
	Vestal Fire District BAN GO	4.000%	8/7/2026	3,735	3,757
	Vestal NY Central School District BAN GO	4.000%	6/26/2026	4,950	4,984
	Waverly Central School District BAN GO	4.000%	7/10/2026	2,265	2,275
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,920	1,910
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,185	1,172
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	2,430	2,387
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	1,100	1,073
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	12,000	12,520
	Whitesboro Central School District BAN GO	4.000%	6/26/2026	7,714	7,770
[1]	Yonkers NY GO	5.000%	9/1/2030	4,365	4,371
					4,240,949
North Carolina (1.2%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2025	1,475	1,475
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	11,195	11,489
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/2027	7,695	7,717
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/2027	3,680	3,712
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	10,850	11,513
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/2029	8,995	8,424
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2031	5,970	6,649
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue (International Paper Co. Project) PUT	3.450%	10/1/2031	2,100	2,123
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	3.450%	10/1/2031	1,400	1,415
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2028	5,000	5,059
[1]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/2027	100	103
[1]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/2028	520	542
[1]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/2029	540	573
[1]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/2031	595	648
	Forsyth County NC GO	3.000%	5/1/2029	2,535	2,535
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2030	600	661
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2031	805	904
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2032	1,210	1,371
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	9,381	9,393
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	8,160	8,217
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/2027	9,710	9,848
	Inlivian Local or Guaranteed Housing Revenue PUT	3.300%	11/1/2028	2,000	2,015
	Mecklenburg County NC GO	4.000%	4/1/2029	5,000	5,097
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	2,665	2,784
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/2026	275	277
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.200%	12/1/2025	10,000	9,996
	North Carolina Central University College & University Revenue	5.000%	10/1/2026	2,120	2,135
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.350%	7/1/2029	1,835	1,685
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	7/1/2031	1,015	947
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	1,115	1,116
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/2047	2,750	2,765
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2050	3,220	3,230
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	6,165	6,169
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	6,625	7,021
69

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/2054	5,820	6,223
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	9,435	10,023
[7]	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	2,510	2,864
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	1/15/2026	18,145	18,137
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	2,760	2,888
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	1,425	1,427
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/2026	245	245
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	125	125
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	220	221
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	700	709
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.550%	9/1/2026	1,575	1,556
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2026	865	865
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,545	1,579
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	565	565
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	750	774
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2027	900	902
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	600	603
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,000	1,005
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.250%	10/1/2028	175	175
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,190	2,322
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,335	1,344
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,805	1,932
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	2,425	2,606
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	12/1/2033	3,500	3,501
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/2028	365	365
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/2029	135	135
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.000%	9/1/2034	390	412
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2026	6,175	6,203
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	42,780	46,944
[4]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue TOB VRDO	3.370%	11/6/2025	5,000	5,000
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	2.950%	11/5/2025	7,450	7,450
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	3.300%	11/5/2025	68,220	68,220
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2028	1,645	1,650
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/2028	750	674
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2030	3,210	3,284
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2032	1,080	1,105
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	4,880	4,907
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	2.950%	3/1/2029	3,075	3,053
[4,5]	Raleigh NC Housing Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.450%	11/6/2025	5,145	5,145
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	2,305	2,327
	Union County NC Enterprise System Water Revenue	1.375%	6/1/2030	4,235	3,820
[3]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 1.050%	3.911%	12/1/2041	30,000	30,084
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	7,670	7,817
	Wilmington Housing Authority Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2028	1,725	1,720
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/2027	80	82
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/2028	415	435
					403,031
North Dakota (0.2%)
	Bismarck ND GO	3.000%	5/1/2028	755	752
	Bismarck ND GO	3.000%	5/1/2029	725	722
	Bismarck ND Water Revenue	3.000%	4/1/2028	520	518
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	6,685	6,685
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	105	105
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	135	137
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	200	204
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,260	1,295
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	200	207
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,625	2,731
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	250	263
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	675	721
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,500	1,594
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	700	757
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	735	787
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	650	711
	Horace ND GO	5.000%	5/1/2027	475	486
	Horace ND GO	5.000%	5/1/2029	670	703
	Horace ND GO	5.000%	5/1/2030	530	563
	Horace ND GO	5.000%	5/1/2033	610	666
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	1/1/2030	1,315	1,266
70

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2053	6,765	6,821
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	1/1/2053	3,070	3,172
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2056	3,000	3,306
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Home Mortgage Finance Program)	3.500%	7/1/2046	730	728
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Home Mortgage Finance Program)	4.000%	7/1/2047	380	380
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/2053	3,265	3,451
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) VRDO	3.200%	11/6/2025	24,500	24,500
	North Dakota Public Finance Authority Appropriations Revenue (Capital Financing Program)	5.000%	6/1/2032	780	781
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,765	1,786
	West Fargo ND GO	4.000%	5/1/2027	425	428
	Williston Basin School District No. 7 GO	5.000%	8/1/2028	1,230	1,302
	Williston Basin School District No. 7 GO	5.000%	8/1/2029	1,290	1,391
	Williston Basin School District No. 7 GO	5.000%	8/1/2030	1,355	1,488
					71,407
Ohio (2.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	250	250
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	375	383
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	650	679
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	700	747
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	700	762
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2025	200	200
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2026	500	510
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2026	575	587
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2027	985	1,027
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2029	230	249
	Akron OH Income Tax Revenue	4.000%	12/1/2026	620	627
	Akron OH Income Tax Revenue	4.000%	12/1/2026	935	946
	Akron OH Income Tax Revenue	4.000%	12/1/2028	2,380	2,464
	Akron OH Income Tax Revenue	5.000%	12/1/2030	505	514
	Akron OH Income Tax Revenue	5.000%	12/1/2031	1,000	1,001
	Akron OH Income Tax Revenue	4.000%	12/1/2032	1,000	1,033
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	2,000	2,003
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	4,000	4,170
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/2027	19,945	20,664
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	30,435	33,599
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/2030	100	100
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2028	6,890	7,241
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2029	4,750	5,096
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,715	1,776
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	4,230	4,370
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2028	5,625	5,927
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,000	1,072
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	6,090	6,618
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	5,880	6,322
[12]	Butler County OH GO	5.250%	12/1/2026	540	546
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	1,000	1,000
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	4,015	4,057
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,340	1,385
	Butler County OH Health, Hospital, Nursing Home Revenue	3.300%	11/15/2029	3,950	3,802
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,625	1,672
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	1,000	1,001
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	4,100	4,213
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	4,040	4,147
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	950	951
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2025	200	200
	Cleveland OH GO	2.000%	12/1/2025	300	300
	Cleveland OH GO	2.000%	12/1/2027	460	449
	Cleveland OH GO	2.000%	12/1/2028	615	594
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2027	555	573
	Cleveland State University College & University Revenue	5.000%	6/1/2028	515	516
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2028	500	527
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2029	650	699
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2030	545	597
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2031	635	707
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2032	720	812
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2033	750	854
71

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2027	1,980	2,036
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2028	1,385	1,448
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2029	2,910	3,089
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2027	125	129
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2028	155	163
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2029	175	188
[2]	Cloverleaf Local School District COP	4.000%	12/1/2028	220	227
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2027	300	303
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2029	250	255
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/2034	2,315	2,321
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2030	650	709
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2031	600	667
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2032	575	648
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/2027	3,500	3,554
[4]	Columbus-Franklin County Finance Authority Tax Increment/Allocation Revenue (Easton Project)	5.000%	6/1/2028	6,210	6,265
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/2025	1,090	1,091
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	420	420
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	970	972
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,015	1,022
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,065	1,079
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	265	265
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2030	875	875
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	4,255	4,355
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	3,140	3,146
	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	3.000%	11/3/2025	2,105	2,105
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.150%	11/5/2025	8,000	8,000
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.400%	11/6/2025	39,340	39,340
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2026	500	504
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	18,080	18,720
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2027	600	618
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	720	748
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	325	341
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	600	645
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	390	414
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,135	1,233
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	1,660	1,771
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	2,460	2,693
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	1,740	1,860
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2032	1,690	1,692
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2031	3,000	3,036
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2032	3,000	3,034
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2026	2,250	2,306
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2028	1,750	1,879
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2030	1,000	1,117
	Hamilton OH BAN GO	4.000%	12/17/2025	2,160	2,162
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2027	1,845	1,884
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	8,550	9,155
	Little Miami Local School District GO	5.000%	11/1/2031	490	491
[2]	Lorain OH GO	4.000%	12/1/2026	350	354
[2]	Lorain OH GO	4.000%	12/1/2027	350	357
[2]	Lorain OH GO	4.000%	12/1/2028	280	288
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	100	101
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	500	506
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	785	807
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	300	308
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	610	636
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	345	365
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	1,560	1,648
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	4,150	4,152
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	4,940	5,029
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,115	1,152
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	5,000	5,174
	Montgomery County OH Health, Hospital, Nursing Home Revenue	1.750%	8/1/2028	1,800	1,721
72

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	600	631
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	625	668
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	725	759
	Muskingum County OH Health, Hospital, Nursing Home Revenue (Genesis Healthcare System Obligated Group Project)	5.000%	2/15/2033	5,100	5,112
[2]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2025	165	165
[2]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2027	100	104
[2]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2028	220	232
	Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/2031	5,000	5,687
	Norwood OH Special Obligation Revenue (Rookwood Exchange Project)	4.375%	12/1/2030	260	262
	Norwood OH Special Obligation Revenue (Rookwood Exchange Project)	5.000%	12/1/2035	750	789
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	11,960	12,143
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/2029	20,745	20,352
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	11,045	10,878
	Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Co. Project) PUT	4.000%	6/1/2027	10,500	10,649
	Ohio GO	5.000%	5/1/2029	1,000	1,084
	Ohio GO	5.000%	5/1/2030	1,000	1,107
	Ohio GO	5.000%	11/1/2030	20,000	22,370
	Ohio GO	5.000%	5/1/2031	1,530	1,726
	Ohio GO	5.000%	11/1/2031	28,935	32,941
	Ohio GO	5.000%	5/1/2032	12,440	14,259
	Ohio GO	5.000%	11/1/2032	8,500	9,816
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2026	1,500	1,505
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	145	147
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2027	500	511
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	295	303
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2028	1,190	1,213
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2028	1,040	1,044
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2030	6,030	6,453
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2032	4,000	4,017
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,025	1,093
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	500	533
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	5,235	5,814
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.500%	11/3/2025	8,790	8,790
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/2025	2,000	2,003
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/2026	1,535	1,538
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/2027	650	661
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/2028	680	698
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/2029	715	740
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/2031	795	827
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2027	700	715
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2028	375	387
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2029	450	469
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2030	1,000	1,051
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2031	645	681
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2026	350	355
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2027	735	751
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2028	400	413
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/2026	100	101
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/2028	395	410
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/2025	1,290	1,292
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	3.000%	11/1/2028	655	626
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/2034	1,645	1,666
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2029	1,440	1,470
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2034	2,000	2,029
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/2026	950	955
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/2027	500	515
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/2028	525	550
73

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/2029	1,105	1,180
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2027	150	154
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2028	300	314
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2029	200	214
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2030	625	679
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2031	250	276
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2032	650	729
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2033	1,100	1,250
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2026	515	520
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2027	145	149
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2028	180	188
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2029	170	181
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2030	275	297
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2031	280	306
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/2026	6,000	5,872
[3]	Ohio Higher Educational Facility Commission College & University Revenue, SIFMA Municipal Swap Index Yield + 0.230%	3.450%	12/1/2042	5,000	4,963
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	180	181
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	930	933
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	185	187
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	1,000	1,011
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	190	193
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	1,000	1,017
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	400	410
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	1,000	1,026
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	515	553
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	9/1/2048	3,455	3,483
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/2052	1,270	1,247
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/2052	4,980	5,145
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/2053	3,350	3,531
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	3,485	3,793
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	8,140	8,951
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	1,635	1,808
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Community Pendleton Project) PUT	3.400%	2/1/2028	1,210	1,215
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	2,100	2,076
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/2055	8,090	8,852
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Nelson Park Apartments Project) PUT	5.000%	3/1/2028	16,000	16,633
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	5,530	5,568
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/2027	1,600	1,609
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	6,824	6,903
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/2027	1,930	1,937
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	11,250	11,587
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/2025	2,300	2,304
	Ohio Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.200%	12/1/2025	3,440	3,439
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2026	9,425	9,663
	Reading Community City School District GO	3.000%	11/1/2030	590	590
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	630	631
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,155	1,176
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	545	565
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	2,840	2,851
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	2,490	2,499
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	1,455	1,460
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	1,860	1,866
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2034	5,920	5,937
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/2026	925	936
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/2027	970	993
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/2028	725	749
	Summit County Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2029	2,100	2,063
[1]	Toledo OH GO	5.000%	12/1/2025	1,435	1,437
74

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Toledo OH GO	5.000%	12/1/2030	1,200	1,326
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	1,845	1,846
	University of Akron College & University Revenue	5.000%	1/1/2026	480	481
	University of Akron College & University Revenue	4.000%	1/1/2027	3,000	3,039
	University of Akron College & University Revenue	5.000%	1/1/2029	6,120	6,125
	University of Akron College & University Revenue	5.000%	1/1/2030	6,050	6,055
	University of Akron College & University Revenue	5.000%	1/1/2031	2,130	2,132
	University of Akron College & University Revenue	5.000%	1/1/2032	1,315	1,328
[4]	University of Toledo College & University Revenue TOB VRDO	4.050%	11/3/2025	4,285	4,285
[3,4]	University of Toledo College & University Revenue, 70% of SOFR + 0.900%	3.868%	6/1/2036	930	918
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	800	809
[2]	Wright State University College & University Revenue	5.000%	5/1/2027	545	561
[1]	Youngstown State University College & University Revenue	4.000%	12/15/2027	375	384
[1]	Youngstown State University College & University Revenue	4.000%	12/15/2028	50	52
					683,793
Oklahoma (0.5%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Piedmont Public Schools Project)	5.000%	8/15/2030	1,045	1,142
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Piedmont Public Schools Project)	5.000%	8/15/2031	2,260	2,505
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2026	1,150	1,164
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2027	1,040	1,076
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2029	900	967
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2031	1,150	1,280
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2032	900	1,015
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2033	1,000	1,141
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2029	1,310	1,327
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2030	1,070	1,084
	Muskogee Industrial Trust Lease (Appropriation) Revenue (Muskogee Public Schools Project)	4.000%	9/1/2030	2,000	2,029
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	2,680	2,596
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	5,130	4,928
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	2,120	2,028
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/2032	1,145	1,155
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2029	700	761
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2030	515	571
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2031	600	678
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2032	700	802
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2026	650	656
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2027	1,175	1,199
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2028	680	702
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2029	810	846
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2030	1,000	1,055
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2031	1,125	1,192
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2032	2,875	3,061
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2033	3,850	4,110
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2029	1,000	1,083
	Oklahoma County Independent School District No. 12 Edmond GO	4.000%	8/1/2028	15,250	15,722
	Oklahoma County Independent School District No. 12 Edmond GO	4.000%	8/1/2029	15,750	16,422
	Oklahoma County Independent School District No. 12 Edmond GO	4.000%	8/1/2030	13,250	13,962
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2028	22,260	23,026
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	1,805	1,806
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	2,005	2,007
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,250	1,252
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	900	902
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2026	2,400	2,416
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2027	2,645	2,708
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2028	4,400	4,551
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2029	1,200	1,241
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2033	4,480	4,615
	Oklahoma Housing Finance Agency Local Or Guaranteed Housing Revenue (Trinity Trails Project) PUT	3.200%	4/1/2028	750	751
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2029	6,900	6,885
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/2032	525	589
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/2033	750	852
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2032	2,000	2,260
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2033	1,000	1,000
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/2026	200	201
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/2027	1,010	1,026
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/2029	275	283
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/2026	1,030	1,042
75

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2028	600	610
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2029	400	407
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2030	1,210	1,260
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2031	4,720	4,943
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/2025	3,860	3,863
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/2031	1,500	1,517
	University of Oklahoma College & University Revenue	3.400%	7/1/2028	3,970	3,970
	University of Oklahoma College & University Revenue	5.000%	7/1/2028	500	507
	University of Oklahoma College & University Revenue	3.750%	7/1/2030	4,195	4,196
					168,945
Oregon (0.7%)
	Benton & Polk School District No. 17J GO	0.000%	6/15/2029	2,500	2,224
	Clackamas Community College District GO	5.000%	6/15/2029	625	678
	Clackamas Community College District GO	5.000%	6/15/2031	1,000	1,129
	Clackamas Community College District GO	5.000%	6/15/2032	1,000	1,147
	Clackamas Community College District GO	5.000%	6/15/2033	1,240	1,442
	Clackamas Community College District GO	5.000%	6/15/2034	1,115	1,308
	Clackamas County School District No. 115 GO	0.000%	6/15/2027	3,575	3,408
	Deschutes & Jefferson OR Counties School District No. 2J Redmond GO	0.000%	6/15/2028	1,250	1,155
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	200	200
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	300	305
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	300	310
	Forest Grove OR College & University Revenue	5.000%	5/1/2026	335	336
	Forest Grove OR College & University Revenue	5.000%	5/1/2028	1,255	1,289
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2026	1,945	1,973
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2027	1,040	1,078
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2032	1,475	1,605
[4]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.340%	11/6/2025	4,000	4,000
	Morrow County School District No. 1 GO	5.000%	6/15/2033	500	577
	Multnomah County OR GO	5.000%	6/15/2027	25,000	25,960
	Multnomah County OR School District No. 1J Portland GO	3.000%	6/15/2032	5,815	5,816
	Multnomah County School District No. 40 GO	0.000%	6/15/2027	500	476
	Multnomah County School District No. 40 GO	0.000%	6/15/2028	500	461
	Multnomah County School District No. 40 GO	0.000%	6/15/2029	500	447
	Multnomah County School District No. 40 GO	0.000%	6/15/2030	500	433
	Multnomah-Clackamas OR Counties Riverdale School District No. 51JT GO	0.000%	6/15/2030	1,210	1,050
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2027	1,000	1,035
	Oregon (Article XI-F(1) Projects) GO	5.000%	8/1/2031	1,425	1,615
	Oregon (Article XI-F1 Project) GO	5.000%	8/1/2030	2,060	2,291
	Oregon (Article XI-F1 Project) GO	5.000%	8/1/2032	800	922
	Oregon (Article XI-G Project) GO	5.000%	8/1/2031	1,240	1,405
	Oregon (Article XI-G Project) GO	5.000%	8/1/2032	1,065	1,227
	Oregon (Article XI-G Projects) GO	5.000%	8/1/2030	2,135	2,374
	Oregon City School District No. 62 GO	0.000%	6/15/2027	250	239
	Oregon City School District No. 62 GO	0.000%	6/15/2028	200	186
	Oregon City School District No. 62 GO	0.000%	6/15/2029	230	207
	Oregon City School District No. 62 GO	0.000%	6/15/2030	500	438
	Oregon City School District No. 62 GO	0.000%	6/15/2031	585	497
	Oregon City School District No. 62 GO	0.000%	6/15/2032	625	514
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2027	1,200	1,243
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2028	2,375	2,519
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2029	1,000	1,085
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2030	1,320	1,462
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2031	3,000	3,387
	Oregon GO	4.000%	8/1/2033	1,650	1,680
	Oregon GO	5.000%	12/1/2052	1,140	1,173
	Oregon GO	5.500%	12/1/2053	3,620	3,871
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2030	10,215	10,952
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/2050	1,395	1,405
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/2051	3,770	3,753
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/2051	13,730	13,826
[7]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	5.500%	7/1/2055	13,165	14,356
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2055	1,385	1,557
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/2029	3,335	3,390
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	4.500%	7/1/2049	4,250	4,266
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	12,430	12,536
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2030	12,780	13,861
76

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2026	300	303
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2027	285	293
	Oregon State Lottery Revenue	5.000%	4/1/2029	4,900	5,295
	Oregon State Lottery Revenue	5.000%	4/1/2030	2,310	2,550
	Oregon State Lottery Revenue	5.000%	4/1/2032	2,180	2,493
	Pendleton OR GO	3.000%	6/15/2030	250	249
	Port of Morrow OR GO	4.000%	12/1/2025	150	150
	Port of Morrow OR GO	4.000%	6/1/2026	170	171
	Port of Morrow OR GO	4.000%	12/1/2026	170	171
	Port of Morrow OR GO	4.000%	6/1/2027	535	540
	Port of Morrow OR GO	4.000%	12/1/2027	240	243
	Port of Morrow OR GO	4.000%	6/1/2028	1,105	1,123
	Port of Morrow OR GO	4.000%	12/1/2028	1,045	1,066
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/2031	2,900	3,255
	Portland Community College District GO	5.000%	6/15/2028	1,770	1,794
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/2030	2,975	2,997
	Portland OR Sewer System Sewer Revenue	5.000%	6/1/2030	1,770	1,960
	Portland OR Sewer System Sewer Revenue	5.000%	6/1/2031	10,600	11,960
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2031	3,360	3,814
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2032	2,235	2,577
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/2033	11,435	11,499
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2030	195	197
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2027	5,000	4,770
	Seaside School District No. 10 GO	5.000%	6/15/2031	1,000	1,036
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2026	100	101
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2027	150	153
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2028	225	233
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2029	250	262
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2030	320	339
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2028	1,130	1,200
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2026	320	318
	Yamhill County School District No. 40 McMinnville GO	4.000%	6/15/2032	1,000	1,007
					232,198
Pennsylvania (3.9%)
[4]	Abington School District GO TOB VRDO	3.930%	11/3/2025	6,280	6,280
	Adams County General Authority College & University Revenue	5.000%	8/15/2026	1,480	1,501
	Adams County General Authority College & University Revenue	5.000%	8/15/2027	1,225	1,265
	Adams County General Authority College & University Revenue	5.000%	8/15/2028	1,635	1,718
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.600%	6/1/2029	610	605
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.900%	6/1/2030	975	968
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2027	530	533
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/2028	1,825	1,911
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2028	1,555	1,571
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/2029	1,100	1,107
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2029	1,690	1,714
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2030	900	915
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2031	925	942
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2033	2,120	2,125
[3]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	3.279%	2/1/2033	4,065	4,047
	Allegheny County Higher Education Building Authority College & University Revenue, ETM	5.000%	10/15/2026	90	92
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	4,000	4,294
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	1,675	1,749
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	2,000	2,087
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	5,065	5,281
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	8,115	8,639
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	1,920	1,999
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	3.700%	11/15/2025	5,195	5,194
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	3.800%	11/15/2026	2,000	1,987
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.920%	11/15/2047	100,725	99,729
77

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	1,205	1,270
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2030	350	390
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2031	535	607
[2]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/2029	600	645
[2]	Allentown City School District GO	3.000%	2/1/2028	100	100
[2]	Allentown City School District GO	5.000%	2/1/2029	2,245	2,361
[2]	Allentown City School District GO	5.000%	2/1/2033	1,785	1,889
[2]	Allentown City School District GO	5.000%	6/1/2035	1,875	1,890
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2026	950	955
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2027	1,950	1,995
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2028	2,345	2,434
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2027	5,635	5,723
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2028	625	641
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2028	5,555	5,664
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/2032	3,690	3,774
[2]	Armstrong School District GO	3.000%	3/15/2026	875	875
	Bethel Park School District GO	4.000%	8/1/2031	2,500	2,523
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2026	520	528
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2027	1,095	1,129
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2028	455	476
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2029	1,000	1,061
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2030	630	678
[2]	Bristol Township School District GO	5.000%	6/1/2027	545	563
	Bucks County IDA Charter School Aid Revenue (Charter School Lane Project)	5.000%	3/15/2026	390	391
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2025	450	450
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2026	470	473
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2027	585	593
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2028	785	800
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2029	825	846
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2026	250	250
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2027	550	562
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2028	550	570
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Pennswood Village Project)	5.000%	10/1/2030	250	255
[4]	Bucks County Water & Sewer Authority Special Assessment Revenue TOB VRDO	3.340%	11/6/2025	5,600	5,600
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,910	1,910
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,125	2,125
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,065	1,065
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	985	985
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/2025	1,040	1,041
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/2030	585	586
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	4.000%	12/1/2025	180	180
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/2025	1,000	1,000
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/2026	1,010	1,021
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/2027	2,500	2,522
[4]	Chester County IDA Charter School Aid Revenue	5.000%	10/1/2034	705	748
	Chester County IDA Charter School Aid Revenue (Collegium Charter School Project)	5.000%	10/15/2027	675	679
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2028	880	924
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2029	925	986
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2030	2,560	2,766
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2031	2,685	2,942
[2]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/2025	390	390
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2026	1,585	1,605
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2034	8,000	8,040
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	415	437
	Commonwealth of Pennsylvania GO	5.000%	9/1/2027	10,000	10,412
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	125	127
	Commonwealth of Pennsylvania GO	5.000%	9/1/2029	22,250	24,218
	Commonwealth of Pennsylvania GO	5.000%	10/1/2029	25,000	27,260
	Commonwealth of Pennsylvania GO	4.000%	1/1/2030	1,705	1,730
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	5,000	5,547
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	10,000	11,301
	Commonwealth of Pennsylvania GO	5.000%	8/15/2032	5,000	5,740
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	2,500	2,691
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	4.250%	10/15/2026	915	883
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.000%	10/15/2034	3,725	3,006
78

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/2028	255	258
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/2031	1,145	1,150
	Dauphin County PA GO, ETM	5.000%	11/15/2025	1,650	1,651
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2029	5,000	5,191
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	5.000%	3/1/2029	1,270	1,351
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	3.351%	3/1/2057	13,470	13,437
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	3.620%	3/1/2057	15,495	15,460
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	580	581
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2026	1,460	1,467
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2026	635	638
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	795	804
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	600	607
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	500	506
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2028	850	863
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2028	355	360
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	910	924
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	380	387
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2030	2,000	2,026
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	1,450	1,468
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	725	748
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	75	76
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2033	1,730	1,661
	Erie County Conventional Center Authority Miscellaneous Revenue	5.000%	1/15/2032	1,910	1,912
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - Aicup Financing Program)	5.000%	5/1/2028	355	365
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2027	520	527
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2029	1,150	1,162
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2031	1,265	1,277
[1]	Erie School District GO	5.000%	4/1/2026	575	580
[2,12]	Erie Sewer Authority Lease Revenue	0.000%	12/1/2025	2,155	2,149
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2025	500	500
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2026	1,070	1,073
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2027	650	654
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2028	630	637
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2030	910	921
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2027	13,350	13,555
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2030	4,120	4,413
[1]	Harrisburg School District GO	5.000%	11/15/2025	5,085	5,088
[4]	Jefferson County PA Hospital Authority Health, Hospital, Nursing Home Revenue	4.500%	1/15/2027	3,135	3,144
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2026	1,165	1,189
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2027	510	528
[2]	Lackawanna County PA GO	4.000%	3/15/2026	400	401
[2]	Lackawanna County PA GO	4.000%	3/15/2027	500	505
[4]	Lackawanna County PA TRAN GO	3.750%	12/31/2025	10,000	9,999
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	1,090	1,087
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2026	510	519
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2027	580	600
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2028	970	1,021
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2029	680	728
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2030	350	380
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2031	370	407
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2032	775	861
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2026	320	326
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2027	445	461
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2028	450	475
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2029	500	537
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2030	500	546
	Lancaster IDA College & University Revenue (P3 FMC Holdings LLC Project)	5.000%	7/1/2026	340	344
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	10,000	10,743
[1]	Lancaster PA GO	5.000%	11/1/2027	1,290	1,302
[2]	Lancaster School District GO	5.000%	6/1/2030	250	274
[2]	Lancaster School District GO	5.000%	6/1/2031	250	279
[2]	Lancaster School District GO	5.000%	6/1/2032	375	425
	Lansdale Borough PA GO	2.000%	10/1/2026	300	296
79

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Latrobe IDA College & University Revenue	5.000%	3/1/2026	180	180
	Latrobe IDA College & University Revenue	5.000%	3/1/2027	150	152
	Latrobe IDA College & University Revenue	5.000%	3/1/2028	150	154
	Latrobe IDA College & University Revenue	5.000%	3/1/2029	175	181
	Latrobe IDA College & University Revenue	5.000%	3/1/2030	125	130
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/2029	1,130	1,142
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2025	265	265
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2026	285	286
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2027	1,135	1,142
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2028	445	448
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,730	3,777
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	4,325	4,460
[1]	Luzerne County PA GO	5.000%	11/15/2029	3,200	3,202
	Lycoming County Authority College & University Revenue (Aicup Financing Program – Lycoming College Project) PUT	4.750%	5/1/2026	1,265	1,269
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/2025	520	520
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/2026	540	541
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	805	831
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,600	1,673
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	565	595
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	1,640	1,747
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	440	472
	Montgomery County Higher Education & Health Authority College & University Revenue	5.000%	4/1/2026	1,655	1,656
	Montgomery County Higher Education & Health Authority College & University Revenue	5.000%	4/1/2027	815	828
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	315	318
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	2,030	2,031
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	750	789
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	2,000	2,117
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	750	817
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	3,125	3,306
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,925	2,036
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	1,540	1,625
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	1,285	1,353
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2026	1,460	1,484
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2028	1,500	1,587
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2031	3,390	3,646
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2032	1,000	1,071
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	4.000%	11/1/2034	5,125	4,933
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/2025	1,000	1,001
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2031	325	328
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2033	10	10
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2034	10	10
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	8,360	8,642
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	22,590	23,207
[1]	Moon Area School District GO	5.000%	11/15/2028	1,490	1,591
	New Hope-Solebury School District GO	2.500%	2/15/2030	570	554
[2]	New Kensington-Arnold School District GO	5.000%	5/15/2026	1,015	1,026
[1]	Newport PA School District GO	2.450%	8/15/2029	285	275
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2029	750	820
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2030	2,900	3,232
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,805	1,830
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	2,625	2,873
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,080	1,195
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/2028	480	481
	Northern York County School District GO	4.000%	11/15/2026	955	965
	Northern York County School District GO	4.000%	11/15/2028	820	847
	Penn Delco School District GO	4.000%	6/1/2027	200	204
	Penn Delco School District GO	4.000%	6/1/2028	445	458
	Penn Delco School District GO	4.000%	6/1/2029	350	363
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2026	1,315	1,331
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2028	1,455	1,511
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2030	1,605	1,706
80

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2032	1,240	1,353
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,125	1,134
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	5,400	5,448
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2026	1,125	1,135
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2026	1,270	1,283
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	300	310
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	370	382
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	435	455
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2029	1,635	1,745
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	500	535
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	500	535
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	485	526
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2030	2,045	2,222
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2031	7,300	8,051
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2031	4,000	4,069
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	16,955	18,661
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2031	2,325	2,587
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2030	14,395	15,636
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2032	36,070	39,904
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	3.700%	11/15/2025	1,755	1,755
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	3.800%	11/15/2026	1,825	1,820
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.920%	11/15/2047	28,065	27,950
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.920%	5/15/2053	40,000	39,990
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2026	1,500	1,504
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2027	1,285	1,314
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2028	700	730
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2029	580	617
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2030	500	541
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.950%	12/1/2026	13,655	13,245
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue PUT	3.000%	1/2/2026	1,170	1,170
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2025	960	960
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2026	1,010	1,016
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2027	350	360
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2027	710	715
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2028	1,000	1,000
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2030	635	635
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2031	1,240	1,247
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2031	935	936
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2032	1,650	1,659
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2033	5,150	5,177
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2033	2,805	2,807
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2034	3,355	3,371
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2035	3,590	3,605
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	4.500%	5/1/2026	1,490	1,494
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2026	1,120	1,129
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2026	500	509
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2027	500	515
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	10/1/2027	400	401
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2027	375	389
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2028	500	524
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2028	1,175	1,232
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2028	250	262
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2028	1,090	1,155
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2028	260	275
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2028	750	792
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2029	325	346
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2029	625	670
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	10/1/2030	750	822
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	4/1/2031	1,665	1,523
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	4/1/2031	1,000	1,098
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	10/1/2031	1,000	1,108
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	1.800%	4/1/2032	1,160	1,025
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	4/1/2032	750	836
81

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	10/1/2032	985	1,104
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2046	420	420
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2048	5,520	5,527
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2049	1,035	1,032
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2049	2,265	2,239
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2050	2,230	2,199
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2051	1,025	1,014
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2052	3,905	3,813
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/2052	9,420	9,529
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	5,115	5,281
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	12,620	13,334
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/2053	3,981	4,215
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	6,070	6,581
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	8,535	9,227
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	1,815	1,969
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	14,260	15,633
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	15,585	17,684
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	11,440	13,112
[4,5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.050%	11/3/2025	7,246	7,246
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	1,215	1,230
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	4,475	4,531
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2027	750	751
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2027	375	392
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	550	551
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2029	16,095	16,307
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2029	1,000	1,088
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2029	1,250	1,361
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	1,025	1,073
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	1,125	1,247
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2031	1,000	1,035
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	4,170	4,689
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	1,200	1,256
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	1,120	1,169
[4]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	3.370%	11/6/2025	8,980	8,980
[5]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.320%	11/6/2025	12,290	12,290
[3]	Pennsylvania Turnpike Commission Registration Fee Transit Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.070%	7/15/2041	27,000	26,965
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2028	500	531
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2029	500	542
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2030	600	662
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2026	1,300	1,320
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2028	1,250	1,294
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2028	1,180	1,249
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2029	1,000	1,080
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2029	1,600	1,728
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2030	2,000	2,201
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2030	1,150	1,266
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2031	1,240	1,389
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	840	857
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,020
[4]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/2029	600	603
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/2033	2,170	2,190
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	4.000%	6/15/2029	550	541
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	4.000%	6/15/2029	500	490
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2026	810	814
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2027	335	340
	Philadelphia IDA College & University Revenue	5.000%	11/1/2025	1,845	1,845
	Philadelphia IDA College & University Revenue	5.000%	11/1/2026	2,385	2,429
	Philadelphia IDA College & University Revenue	5.000%	11/1/2027	3,100	3,208
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2026	390	397
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2027	310	318
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2028	320	331
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2029	340	356
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2030	500	529
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/2027	4,675	4,878
	Philadelphia PA GO	5.000%	8/1/2026	5,055	5,136
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/2030	7,500	8,201
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/2031	3,400	3,787
[1]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/2026	5,025	5,038
[1]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/2028	1,045	1,092
82

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/2029	685	729
[10]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	1,130	1,006
[1,4]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	4.020%	11/3/2025	9,300	9,300
[1,3,4]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	3.789%	9/1/2040	20,450	20,252
[2]	Plum Boro PA School District GO	3.300%	9/15/2029	100	100
	School District of Philadelphia GO	5.000%	9/1/2026	2,690	2,739
	School District of Philadelphia GO	5.000%	9/1/2026	1,645	1,675
[1,13]	School District of Philadelphia GO	5.000%	6/1/2027	1,465	1,519
	School District of Philadelphia GO	5.000%	9/1/2027	4,105	4,259
	School District of Philadelphia GO	5.000%	9/1/2027	2,500	2,594
	School District of Philadelphia GO	5.000%	9/1/2027	1,335	1,385
	School District of Philadelphia GO	5.000%	9/1/2028	2,253	2,285
	School District of Philadelphia GO	5.000%	9/1/2028	275	291
	School District of Philadelphia GO	5.000%	9/1/2028	1,305	1,382
	School District of Philadelphia GO	5.000%	9/1/2028	1,000	1,059
	School District of Philadelphia GO	5.000%	9/1/2029	12,050	12,214
	School District of Philadelphia GO	5.000%	9/1/2029	1,570	1,695
	School District of Philadelphia GO	5.000%	9/1/2030	2,665	2,925
	School District of Philadelphia GO	5.000%	9/1/2032	850	898
	School District of Philadelphia GO	5.000%	9/1/2032	1,075	1,197
	School District of Philadelphia GO	5.000%	9/1/2033	6,180	6,603
	School District of Philadelphia GO	5.000%	9/1/2033	1,425	1,571
[1]	Scranton PA GO	5.000%	11/15/2028	770	811
[1]	Scranton PA GO	5.000%	11/15/2029	625	669
[1]	Scranton PA GO	5.000%	11/15/2030	920	998
[1]	Scranton PA GO	5.000%	11/15/2031	1,675	1,835
	Scranton PA School District GO	5.000%	12/1/2026	1,050	1,071
	Scranton PA School District GO	5.000%	12/1/2030	1,640	1,795
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2027	995	1,004
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2027	325	336
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2028	785	792
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2030	555	603
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2027	45	45
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/2026	160	162
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/2027	300	308
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/2028	215	224
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/2029	250	265
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,060	1,061
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	16,185	17,388
[4]	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue TOB VRDO	3.250%	11/6/2025	4,000	4,000
[2]	Spring Cove School District GO	3.000%	11/15/2026	70	70
	Springfield Delaware County School District GO	3.000%	3/1/2030	450	450
[2]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/2026	735	745
[2]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/2027	1,200	1,242
[2]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/2028	2,035	2,134
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2027	1,250	1,277
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2029	385	392
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2030	17,870	18,219
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2031	9,510	9,688
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	1,105	1,124
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2029	3,500	3,770
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2030	2,500	2,748
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2031	4,620	5,173
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2032	5,750	6,544
	Twin Valley School District GO	3.000%	4/1/2029	500	502
	Unionville-Chadds Ford School District GO	4.000%	6/1/2031	4,400	4,465
[2]	University Area Joint Authority Sewer Revenue	5.000%	11/1/2025	1,070	1,070
[2]	University Area Joint Authority Sewer Revenue	5.000%	11/1/2026	1,005	1,006
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/2029	22,120	23,767
	Upper St. Clair Township PA GO	2.550%	5/15/2030	500	487
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2028	315	310
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2027	1,280	1,281
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2028	130	130
	Westmoreland County PA GO	5.000%	8/15/2028	1,655	1,748
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2027	675	667
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2028	705	693
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2026	995	996
83

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2027	2,295	2,346
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2028	975	1,009
[4]	Westmoreland County PA IDA Revenue	4.720%	7/1/2035	8,000	8,001
	Wilkes-Barre Finance Authority College & University Revenue	4.000%	11/1/2028	800	800
[2]	Woodland Hills School District GO	4.000%	9/1/2026	600	605
[2]	Woodland Hills School District GO	4.000%	9/1/2027	630	643
	York County PA IDA Industrial Revenue (Philadelphia Electric Co. Project) PUT	4.100%	4/3/2028	4,020	4,131
					1,282,323
Puerto Rico (1.2%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	98,132	100,889
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	78,190	83,501
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	36,868	40,880
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	2,174	2,149
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	5,620	5,756
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	2,710	2,801
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	4,570	4,723
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	50,275	52,358
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	300	313
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	800	839
[10]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/2032	1,135	1,149
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/2027	3,200	3,342
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/2026	1,415	1,423
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	410	426
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,050	1,105
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,775	1,893
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,090	1,174
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	29,418	27,826
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	29,765	26,313
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	1,716	1,518
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	18,184	14,871
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	16,496	12,490
					387,739
Rhode Island (0.2%)
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/2031	4,910	5,268
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2029	850	914
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2030	1,000	1,094
	Providence RI GO	5.000%	1/15/2026	250	251
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,925	1,940
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	1,500	1,512
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,380	1,391
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	985	992
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	3,880	3,907
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	3,670	3,694
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	1,000	1,006
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	1,250	1,257
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2028	1,585	1,673
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2028	400	422
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2029	1,400	1,508
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2029	1,215	1,309
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2029	300	323
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2030	680	747
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2030	1,535	1,685
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2030	400	439
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2031	450	502
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2031	1,890	2,109
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2031	500	558
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/2026	300	293
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/2027	600	574
[8]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.350%	10/1/2027	3,395	3,397
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/2048	3,240	3,252
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	4/1/2049	4,040	3,988
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/2049	3,025	3,024
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2050	4,535	4,465
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/2050	1,380	1,374
84

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2051	3,145	3,085
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue (Rock Ridge Project) PUT	3.350%	4/1/2028	1,590	1,597
[8]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/2026	1,060	1,060
[8]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	10/1/2027	8,945	8,963
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2026	1,100	1,105
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2027	435	437
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,500	1,507
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2035	1,500	1,501
					74,123
South Carolina (1.3%)
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	4.500%	9/1/2035	2,140	2,173
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2035	1,835	1,934
	Columbia SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	6,054	6,091
	Florence County SC Intergovernmental Agreement Revenue	5.000%	6/1/2028	6,000	6,355
	Fort Mill School District No. 4 GO	4.000%	3/1/2032	5,850	5,918
[4]	Goose Creek SC Special Assessment Revenue	5.000%	10/1/2035	405	421
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2026	7,380	7,569
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2027	6,255	6,563
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2028	3,125	3,353
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	1,865	1,899
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	3,915	4,064
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	4,110	4,343
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	820	867
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	830	893
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	840	919
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	1,000	1,107
	Lancaster County SC School District GO	4.000%	3/1/2029	9,560	9,697
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	720	720
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	1,195	1,207
	Orangeburg County Facilities Corp. Lease (Appropriation) Revenue	5.000%	12/1/2028	1,360	1,401
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	32,005	34,809
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/2031	67,855	74,022
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2028	1,810	1,812
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2030	1,000	1,001
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2026	35	35
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2028	3,200	3,258
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2028	5,495	5,729
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2029	3,825	3,925
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2030	4,190	4,290
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2031	1,525	1,562
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2026	310	311
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2027	250	256
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2028	360	377
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2029	270	289
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2030	300	327
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2026	3,145	3,153
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2029	4,475	4,877
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2030	2,955	3,282
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	4.000%	12/1/2031	250	250
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2031	1,415	1,597
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2030	360	377
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2032	595	631
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	3,185	3,217
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	470	480
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	820	856
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2027	655	652
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	400	420
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	350	363
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2028	5,365	5,370
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	605	635
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	320	338
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	300	315
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	21,380	23,892
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2032	1,000	1,049
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	5,000	5,306
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	510	544
[7]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.000%	12/1/2030	1,665	1,665
85

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.250%	12/1/2031	2,345	2,345
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/2026	290	292
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	11,460	12,525
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	14,135	15,835
[4]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/2026	3,000	3,043
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2035	525	537
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2025	155	155
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2025	150	150
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2026	175	179
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2027	750	785
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2027	900	942
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2027	900	942
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2028	1,000	1,069
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2028	600	641
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2029	975	1,061
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2029	3,345	3,639
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2029	700	761
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2030	14,005	15,474
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2030	1,550	1,713
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2030	4,000	4,420
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2030	850	939
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2031	1,000	1,120
	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/2029	275	272
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2026	670	678
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2027	475	481
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2028	175	177
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	2,000	2,023
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	1,890	1,930
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2027	1,425	1,491
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2028	2,850	3,046
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2029	500	544
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2030	730	807
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2031	1,500	1,680
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2032	1,535	1,736
[8]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2047	680	680
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2048	1,495	1,503
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/2050	6,715	6,718
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2052	2,435	2,396
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/2052	2,840	2,816
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2052	5,540	5,759
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.750%	1/1/2054	3,955	4,279
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2056	12,040	13,619
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (573 Meeting Street Project) PUT	3.000%	4/1/2027	1,750	1,749
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (Settlement Manor Apartments Project) PUT	5.000%	11/1/2027	940	975
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	3,065	3,127
[4]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.950%	11/3/2025	3,460	3,460
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	4.000%	10/1/2031	2,850	2,851
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/2026	10,065	10,066
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/2027	3,600	3,593
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2027	200	205
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	2,450	2,571
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	1,780	1,902
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2030	2,185	2,377
					412,844
South Dakota (0.2%)
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/2030	2,000	2,070
	South Dakota Conservancy District Water Revenue	5.000%	8/1/2032	2,840	2,947
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	170	170
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	720	732
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	750	775
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	10,815	11,596
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	20,345	22,377
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/2034	7,015	7,030
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	1.950%	11/1/2031	1,440	1,300
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2047	745	745
86

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	5/1/2051	725	722
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2051	8,680	8,565
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2051	1,470	1,448
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2052	1,455	1,432
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	5/1/2053	5,135	5,294
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/2054	2,485	2,632
					69,835
Tennessee (2.1%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,120	1,191
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue	5.000%	10/1/2032	1,300	1,300
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (One Westside Phase 2B Project) PUT	2.950%	5/1/2029	1,325	1,322
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	3.600%	6/1/2028	2,250	2,275
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2027	4,025	4,023
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,015	1,067
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	1,050	1,056
	Kingsport Tennessee Industrial Development Board Local or Guaranteed Housing Revenue (Stonecrest Apartments Project) PUT	2.950%	9/1/2028	2,950	2,942
[4]	Knox County & Knoxville City Sports Authority Intergovernmental Agreement Revenue TOB VRDO	4.050%	11/3/2025	16,500	16,500
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,835	1,853
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	1,500	1,527
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	1,000	1,017
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	3,020	3,130
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (The Pines Apartments Project) PUT	3.100%	9/1/2027	1,500	1,494
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	7,000	7,010
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	7,000	7,010
[4]	Knoxville Industrial Development Board Local or Guaranteed Housing Revenue (Maplehurst Park Apartments Project)	4.250%	11/1/2030	11,290	11,219
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/2027	4,353	4,467
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Willow Place Project) PUT	3.750%	6/1/2026	300	301
	McMinnville-Warren County Industrial Development Board Local or Guaranteed Housing Revenue PUT	2.750%	9/1/2027	3,250	3,229
	Memphis City Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2026	8,525	8,627
	Memphis TN GO	5.000%	4/1/2028	3,565	3,767
	Memphis TN GO	5.000%	10/1/2028	3,435	3,670
	Memphis TN GO	5.000%	4/1/2029	3,565	3,849
	Memphis TN GO	5.000%	4/1/2030	3,565	3,930
	Memphis TN GO	5.000%	10/1/2030	3,435	3,824
	Memphis TN GO	5.000%	4/1/2031	3,565	4,004
	Memphis-Shelby County Industrial Development Board Intergovernmental Agreement Revenue	5.000%	11/1/2027	1,060	1,082
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2027	600	618
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2028	600	630
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2029	735	754
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2030	1,000	1,085
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2034	460	474
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2035	1,115	1,145
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2026	470	471
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2027	195	195
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2028	545	546
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	13,860	14,840
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	20	20
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,105	1,119
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/2028	9,520	10,014
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/2026	1,750	1,752
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Burning Tree Apartments Project) PUT	5.000%	10/1/2027	3,945	4,073
87

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Northview Project) PUT	3.600%	2/1/2028	6,000	6,069
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/2028	5,260	5,288
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Stone Bridge Lofts Project) PUT	3.500%	12/1/2025	7,055	7,055
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	20,780	20,810
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	14,943	15,143
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.650%	7/1/2028	1,500	1,514
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2028	820	867
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2028	1,055	1,115
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2030	1,740	1,912
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2030	700	769
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2029	5,865	6,119
[17]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/2026	0.000%	4/1/2027	1,375	1,354
[17]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/2026	0.000%	4/1/2028	1,400	1,381
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	850	870
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,235	2,334
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	660	676
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,600	2,760
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	3,365	3,621
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	1,875	1,920
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	3,095	3,376
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	4,300	4,745
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2029	30,515	32,288
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2030	2,175	2,342
[4]	Shelby County TN GO TOB VRDO	3.250%	11/6/2025	8,440	8,440
	Tennergy Corp. TN Natural Gas Revenue	5.250%	12/1/2025	560	561
	Tennergy Corp. TN Natural Gas Revenue	4.000%	3/1/2026	550	551
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/2026	1,140	1,145
	Tennergy Corp. TN Natural Gas Revenue	4.000%	3/1/2027	2,810	2,828
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/2027	2,240	2,261
	Tennergy Corp. TN Natural Gas Revenue	4.000%	3/1/2028	2,925	2,958
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/2028	2,375	2,406
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	55,905	57,085
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	75,375	80,422
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	9,840	10,670
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2025	175	175
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	2,720	2,754
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2026	200	203
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	17,180	17,462
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2027	1,000	1,029
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2028	2,185	2,279
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2032	2,380	2,604
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2033	2,750	2,999
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2035	30,475	33,168
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	99,990	103,615
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/2025	22,995	22,995
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/2031	7,040	7,594
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.600%	7/1/2028	1,045	1,016
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2042	955	957
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/2049	5,280	5,329
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	1,305	1,299
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/2052	4,685	4,601
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	3,730	3,733
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/2054	5,030	5,289
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	2.650%	7/1/2032	1,075	1,016
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	4.250%	1/1/2050	2,850	2,867
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/2051	3,360	3,315
88

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington County TN GO	5.000%	6/1/2030	4,820	5,105
	Washington County TN GO	5.000%	6/1/2031	5,060	5,357
	Washington County TN GO	5.000%	6/1/2032	10,630	11,244
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2027	4,240	4,317
					690,399
Texas (9.6%)
	Abilene Convention Center Hotel Development Corp. Economic Development Revenue	2.500%	10/1/2031	2,510	2,281
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/2026	11,962	12,011
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.390%	7/1/2028	3,570	3,605
[18]	Aldine Independent School District GO	4.000%	2/15/2032	3,000	3,039
	Allen TX GO	5.000%	8/15/2029	800	868
	Allen TX GO	5.000%	8/15/2030	700	774
	Allen TX GO	5.000%	8/15/2031	700	785
[18]	Argyle Independent School District GO PUT	4.000%	8/15/2028	6,255	6,463
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2026	200	203
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	6/15/2034	770	767
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2025	1,265	1,268
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2026	1,250	1,278
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2027	845	881
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2028	1,505	1,597
[4]	Aubrey TX Special Assessment Revenue	4.375%	12/31/2030	773	774
[4]	Aubrey TX Special Assessment Revenue	4.625%	12/31/2035	699	710
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	1,200	1,241
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2029	2,550	2,542
	Austin Community College District GO	5.000%	8/1/2033	2,250	2,587
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2027	1,015	1,017
	Austin Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	11/1/2027	9,000	9,026
[18]	Austin Independent School District GO	5.000%	8/1/2030	1,610	1,635
[18]	Austin Independent School District GO	4.000%	8/1/2032	1,100	1,108
[4,18]	Austin Independent School District GO TOB VRDO	3.250%	11/6/2025	5,935	5,935
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2028	3,500	3,741
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2029	3,000	3,274
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2029	6,235	6,804
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2030	4,000	4,450
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2030	2,800	3,115
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2030	2,780	3,054
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2027	500	518
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2029	1,550	1,672
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2029	500	539
	Bexar County Hospital District GO	5.000%	2/15/2028	325	341
	Bexar County Hospital District GO	5.000%	2/15/2029	1,000	1,069
	Bexar County Hospital District GO	5.000%	2/15/2030	1,850	2,016
	Bexar County Hospital District GO	5.000%	2/15/2031	1,500	1,664
	Bexar County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.050%	3/1/2026	1,190	1,191
	Bexar Management & Development Corp. Local or Guaranteed Housing Revenue PUT	3.020%	5/1/2028	1,000	999
[18]	Boerne Independent School District GO PUT	4.000%	2/1/2028	2,415	2,479
	Brazoria County Toll Road Authority Intergovernmental Agreement Revenue PUT	3.750%	9/1/2026	8,450	8,493
[18]	Brazosport Independent School District GO	3.000%	2/15/2029	1,505	1,508
[18]	Brazosport Independent School District GO	3.000%	2/15/2030	2,490	2,495
[1]	Brownsville TX Utilities System Water Revenue	5.000%	9/1/2031	2,000	2,239
	Brushy Creek Regional Utility Authority Inc. Water Revenue	4.000%	8/1/2031	1,270	1,278
	Brushy Creek Regional Utility Authority Inc. Water Revenue	4.000%	8/1/2031	1,230	1,238
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	1/1/2026	9,755	9,757
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.125%	9/1/2027	3,125	3,138
[18]	Carrizo Springs Consolidated Independent School District GO	4.500%	8/15/2032	1,010	1,037
[18]	Castleberry Independent School District GO	4.000%	2/15/2033	1,335	1,350
[18]	Celina Independent School District GO	5.000%	2/15/2029	500	536
[18]	Celina Independent School District GO	5.000%	2/15/2030	500	547
[18]	Celina Independent School District GO	5.000%	2/15/2031	500	557
[4]	Celina TX Special Assessment Revenue	2.875%	9/1/2027	95	92
[4]	Celina TX Special Assessment Revenue	4.500%	9/1/2031	250	254
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2026	1,000	994
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2028	1,225	1,147
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2028	325	340
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2028	700	732
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2028	1,500	1,568
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	3,200	3,407
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	1,530	1,535
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	1,585	1,590
89

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/2027	30,555	30,638
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	9,445	9,220
[12,16]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	4,815	4,704
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2028	8,140	7,491
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2029	8,500	7,591
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2030	415	359
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	30,395	32,613
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2027	900	931
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2029	1,000	1,075
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2030	1,325	1,449
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2031	1,445	1,604
[18]	Clear Creek Independent School District GO	5.000%	2/15/2032	1,740	1,975
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2026	945	957
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	490	519
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	300	314
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2029	460	496
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2029	310	330
	College Station TX GO	3.300%	2/15/2033	1,340	1,343
	Collin County Community College District College & University Revenue	5.000%	8/15/2031	6,780	7,644
	Collin County Community College District College & University Revenue	5.000%	8/15/2032	7,120	8,142
[4,18]	Collin County Wylie Independent School District GO TOB VRDO	3.950%	11/3/2025	4,030	4,030
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2029	1,000	1,087
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2030	1,000	1,108
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2032	1,450	1,656
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2028	325	345
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2029	125	135
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2029	1,000	1,085
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2030	175	193
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2031	1,500	1,685
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2032	1,000	1,139
[4]	Crandall TX Special Assessment Revenue	4.250%	9/15/2030	105	105
[4]	Crandall TX Special Assessment Revenue	4.500%	9/15/2035	211	214
[18]	Crowley Independent School District GO	5.000%	2/1/2032	550	622
[18]	Crowley Independent School District GO	5.000%	2/1/2033	495	569
[18]	Cypress-Fairbanks Independent School District GO	3.300%	2/15/2030	765	765
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2028	1,195	1,251
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2025	2,705	2,705
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2027	1,325	1,386
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	2,490	2,660
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	1,980	2,115
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2029	2,490	2,714
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2029	9,440	10,288
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	7,815	8,682
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	3,400	3,777
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	2,450	2,770
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue (Waterford at Goldmark Project) PUT	3.300%	1/1/2028	6,410	6,435
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/2026	4,775	4,775
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	3/1/2026	2,165	2,167
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/2026	840	851
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	4,789	4,892
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	470	486
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.050%	8/1/2028	9,385	9,383
[18]	Dallas Independent School District GO	5.000%	2/15/2031	3,700	4,138
[18]	Dallas Independent School District GO	5.000%	2/15/2032	3,500	3,980
[18]	Dallas Independent School District GO	5.000%	2/15/2032	3,500	3,980
[18]	Dallas Independent School District GO PUT	5.000%	2/15/2026	500	503
[18]	Dallas Independent School District GO PUT	5.000%	2/15/2029	3,330	3,556
[18]	Dallas Independent School District GO PUT	5.000%	2/15/2030	5,140	5,585
[18]	Dallas Independent School District GO PUT	5.000%	2/15/2031	13,275	14,651
[7]	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.000%	11/1/2029	1,295	1,394
[7]	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.000%	11/1/2030	1,360	1,487
[7]	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.000%	11/1/2031	1,430	1,584
	Dallas TX GO	5.000%	2/15/2028	2,835	2,985
	Dallas TX GO	5.000%	2/15/2030	15,000	16,467
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2030	2,375	2,388
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2032	2,230	2,241
90

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/2028	6,890	6,894
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2034	11,670	11,675
[4]	Decatur TX Special Assessment Revenue	4.500%	9/15/2030	190	191
	Denton County TX GO	4.000%	7/15/2030	500	501
	Denton County TX GO	4.000%	7/15/2033	2,575	2,590
[4]	Denton County TX Special Assessment Revenue	4.250%	12/31/2030	235	237
[4]	Denton County TX Special Assessment Revenue	4.750%	12/31/2030	230	232
[4]	Denton County TX Special Assessment Revenue	4.500%	12/31/2035	430	445
[4]	Denton County TX Special Assessment Revenue	5.000%	12/31/2035	450	466
[18]	Denton Independent School District GO PUT	4.000%	8/15/2030	12,200	12,903
[4,18]	Denton Independent School District GO TOB VRDO	3.250%	11/6/2025	3,910	3,910
[4,5]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.050%	11/3/2025	10,435	10,435
[18]	Dickinson Independent School District GO	4.000%	2/15/2033	3,000	3,002
[18]	Dickinson Independent School District GO PUT	3.100%	8/2/2027	4,200	4,203
[18]	Dripping TX Springs Independent School District GO	5.000%	2/15/2029	1,010	1,087
[18]	Dripping TX Springs Independent School District GO, ETM	5.000%	2/15/2029	240	258
[18]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2032	3,000	3,424
[18]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2033	1,935	2,242
[18]	Eagle Mountain & Saginaw Independent School District GO PUT	4.000%	8/1/2027	2,350	2,390
[18]	Eagle Mountain & Saginaw Independent School District GO PUT, Prere.	4.000%	8/1/2027	25	26
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2028	335	355
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2029	600	648
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2030	450	494
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2031	225	251
	Ector County Hospital District GO	5.000%	9/15/2026	700	706
	Ector County Hospital District GO	5.000%	9/15/2027	1,070	1,091
[18]	Ector County Independent School District GO PUT	4.000%	8/15/2027	19,040	19,370
	EI Paso County TX GO	5.000%	2/15/2029	1,465	1,473
[1]	El Paso County Hospital District GO	5.000%	2/15/2026	1,120	1,127
[1]	El Paso County Hospital District GO	5.000%	2/15/2027	1,010	1,036
[1]	El Paso County Hospital District GO	5.000%	8/15/2027	1,225	1,269
[1]	El Paso County Hospital District GO	5.000%	2/15/2028	1,715	1,793
[1]	El Paso County Hospital District GO	5.000%	8/15/2028	775	818
[1]	El Paso County Hospital District GO	5.000%	2/15/2029	1,905	2,027
[1]	El Paso County Hospital District GO	5.000%	8/15/2029	705	757
[1]	El Paso County Hospital District GO	5.000%	2/15/2030	1,625	1,760
[1]	El Paso County Hospital District GO	5.000%	8/15/2030	765	835
[1]	El Paso County Hospital District GO	5.000%	2/15/2031	1,685	1,855
[1]	El Paso County Hospital District GO	5.000%	8/15/2031	2,700	2,994
	El Paso County Hospital District GO	5.000%	8/15/2031	3,715	3,803
[1]	El Paso County Hospital District GO	5.000%	2/15/2032	2,175	2,428
[1]	El Paso County Hospital District GO	5.000%	2/15/2033	2,055	2,320
[18]	El Paso Independent School District GO	4.000%	8/15/2033	2,250	2,265
	El Paso TX GO	4.000%	8/15/2029	1,440	1,451
	El Paso TX GO	4.000%	8/15/2032	4,975	5,009
[18]	Elgin Independent School District GO	5.000%	8/1/2030	500	555
	EP Essential Housing WF PFC Local or Guaranteed Housing Revenue	4.250%	12/1/2034	5,610	5,680
	Fair Oaks Ranch TX GO	2.500%	2/1/2029	530	507
[18]	Forney Independent School District GO	5.000%	8/15/2031	1,720	1,935
[18]	Forney Independent School District GO	5.000%	8/15/2032	2,190	2,497
[1]	Fort Bend County Municipal Utility District No. 35 GO	4.000%	9/1/2031	200	200
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2026	255	255
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2027	325	324
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2028	640	635
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2028	65	65
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2029	170	168
	Fort Bend County TX GO	5.000%	3/1/2029	1,525	1,639
	Fort Bend County TX GO	5.000%	3/1/2030	2,435	2,668
	Fort Bend County TX GO	5.000%	3/1/2030	1,195	1,309
	Fort Bend County TX GO	5.000%	3/1/2031	2,565	2,863
	Fort Bend County TX GO	5.000%	3/1/2031	1,435	1,602
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2027	1,000	1,029
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2028	500	526
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2029	1,150	1,234
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2030	755	826
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2031	1,000	1,114
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2032	600	678
[18]	Fort Bend Independent School District GO	4.000%	2/15/2032	4,430	4,542
[18]	Fort Bend Independent School District GO	4.000%	2/15/2033	1,000	1,024
[18]	Fort Bend Independent School District GO PUT	0.720%	8/1/2026	18,605	18,178
91

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Fort Worth Independent School District GO	5.000%	2/15/2026	1,510	1,519
[18]	Fort Worth Independent School District GO	4.000%	2/15/2033	2,000	2,005
	Fort Worth TX GO	4.000%	3/1/2031	5,140	5,343
[18]	Frisco Independent School District GO	2.500%	8/15/2027	2,655	2,652
[18]	Frisco Independent School District GO	4.000%	8/15/2032	1,965	1,971
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2026	400	406
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2028	250	263
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2030	300	327
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2031	530	584
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2032	650	725
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2026	760	765
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2026	3,875	3,900
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2027	270	277
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2027	335	345
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2028	3,985	4,183
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2028	245	258
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2029	330	354
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2030	450	491
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2031	370	412
[18]	Georgetown Independent School District GO	5.000%	2/15/2026	500	503
[18]	Georgetown Independent School District GO	5.000%	2/15/2028	500	526
[18]	Georgetown Independent School District GO	5.000%	2/15/2029	500	537
[18]	Georgetown Independent School District GO	5.000%	2/15/2030	350	384
[18]	Georgetown Independent School District GO	5.000%	2/15/2031	525	587
[1]	Georgetown TX Utility System Multiple Utility Revenue	5.000%	8/15/2027	850	884
[1]	Georgetown TX Utility System Multiple Utility Revenue	5.000%	8/15/2028	1,050	1,116
[1]	Georgetown TX Utility System Multiple Utility Revenue	5.000%	8/15/2029	1,750	1,898
[18]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/2026	4,200	4,120
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	26,035	27,076
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2027	845	869
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2028	1,170	1,225
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2029	3,455	3,687
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2030	1,715	1,862
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2031	2,750	3,037
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2030	3,000	3,287
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2031	1,765	1,970
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2032	4,495	5,103
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2033	1,850	2,129
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2029	1,715	1,780
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2030	2,040	2,139
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2031	2,140	2,263
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2032	1,050	1,118
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2033	1,155	1,226
[18]	Hallsville TX Independent School District GO	4.000%	2/15/2033	1,000	1,035
[18]	Hardin-Jefferson Independent School District GO	2.500%	8/15/2030	410	399
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	47,410	51,650
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2027	2,090	2,178
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2032	2,815	2,856
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,000	1,010
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,985	3,119
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,100	1,178
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	6,000	6,367
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	2,975	3,226
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2029	1,590	1,597
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	2,195	2,196
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2026	2,075	2,119
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2026	4,585	4,683
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	20,000	21,063
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	25,850	27,503
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	2,175	2,418
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.150%	11/5/2025	9,015	9,015
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.400%	11/6/2025	50,000	50,000
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.070%	7/1/2049	4,720	4,721
	Harris County Hospital District GO	5.000%	2/15/2030	1,070	1,076
	Harris County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	2,200	2,181
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	12,225	12,652
	Harris County Metropolitan Transit Authority Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2030	1,565	1,673
	Harris County TX GO	5.000%	9/15/2027	1,300	1,356
	Harris County TX GO	5.000%	9/15/2032	3,190	3,645
92

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County TX GO	5.000%	9/15/2033	4,550	5,259
	Harris County TX Highway Revenue	5.000%	8/15/2028	3,000	3,050
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2027	4,925	4,627
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2028	5,760	5,253
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2029	5,260	4,658
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2030	6,320	5,431
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2030	600	657
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2031	1,000	1,115
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2032	1,500	1,700
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2033	640	736
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2028	200	209
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2028	240	249
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2029	500	529
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2029	475	497
	Housing Synergy PFC Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	7,160	7,189
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.050%	2/1/2028	3,750	3,754
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2028	2,060	2,090
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.650%	2/1/2028	1,850	1,865
[18]	Houston Independent School District GO	5.000%	2/15/2031	6,750	7,550
	Houston Independent School District GO	5.000%	7/15/2032	1,500	1,699
	Houston Independent School District GO PUT	5.000%	7/15/2028	23,620	24,853
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2033	3,010	3,174
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2025	1,505	1,506
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2027	7,990	8,365
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2029	5,000	5,456
	Houston TX GO	5.000%	3/1/2026	4,400	4,431
	Houston TX GO	5.000%	3/1/2028	150	158
	Houston TX GO	5.000%	3/1/2028	400	421
	Houston TX GO	5.000%	3/1/2029	425	457
	Houston TX GO	5.000%	3/1/2030	1,250	1,370
	Houston TX GO	5.000%	3/1/2030	550	603
	Houston TX GO	5.000%	3/1/2030	725	794
	Houston TX GO	5.000%	3/1/2031	2,200	2,454
	Houston TX GO	5.000%	3/1/2031	850	948
	Houston TX GO	5.000%	3/1/2031	675	753
	Houston TX GO	5.000%	3/1/2031	8,435	9,410
	Houston TX GO	5.000%	3/1/2032	5,320	6,016
	Houston TX GO	5.000%	3/1/2033	7,410	8,467
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/2028	370	380
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2032	1,000	1,057
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2034	1,650	1,652
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2028	1,775	1,795
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2030	2,015	2,052
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2031	1,015	1,034
[18]	Hutto Independent School District GO	5.000%	8/1/2028	315	335
[18]	Hutto Independent School District GO	5.000%	8/1/2029	425	461
[18]	Hutto Independent School District GO	5.000%	8/1/2030	225	248
[18]	Hutto Independent School District GO	5.000%	8/1/2031	400	449
[18]	Hutto Independent School District GO PUT	4.000%	8/1/2028	3,750	3,873
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2026	460	465
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2028	420	425
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2029	475	480
[18]	Irving Independent School District GO	5.000%	2/15/2029	1,550	1,667
[18]	Irving Independent School District GO	5.000%	2/15/2030	1,160	1,274
[18]	Irving Independent School District GO	5.000%	2/15/2032	3,585	3,637
[18]	Joshua Independent School District GO	5.000%	8/15/2027	350	364
[18]	Joshua Independent School District GO	5.000%	8/15/2028	435	463
[18]	Joshua Independent School District GO	5.000%	8/15/2029	425	462
[18]	Joshua Independent School District GO	5.000%	8/15/2030	840	932
[18]	Joshua Independent School District GO	5.000%	8/15/2031	500	564
[18]	Judson Independent School District GO	4.000%	2/1/2033	1,050	1,052
[4]	Justin TX Special Assessment Revenue	2.500%	9/1/2026	25	25
	Karnes County Hospital District Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2029	6,500	6,799
[18]	Katy Independent School District GO PUT	4.000%	8/15/2026	5,000	5,034
[4,18]	Katy Independent School District GO TOB VRDO	3.950%	11/3/2025	5,460	5,460
	Kaufman County TX GO	5.000%	2/15/2026	165	166
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/2030	2,550	2,556
[4]	Kyle TX Special Assessment Revenue	4.375%	9/1/2028	300	302
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2027	240	245
93

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Lakewood Village TX Special Assessment Revenue	4.375%	9/15/2027	204	204
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2028	450	474
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2029	450	484
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2030	500	549
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2031	1,250	1,397
	Laredo TX GO	5.000%	2/15/2027	1,000	1,029
	Laredo TX GO	5.000%	2/15/2029	1,510	1,621
	Laredo TX GO	5.000%	2/15/2030	1,200	1,314
	Laredo TX GO	4.000%	2/15/2031	1,815	1,820
	Laredo TX GO	5.000%	2/15/2031	1,000	1,114
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	1,640	1,641
[4]	Lavon TX Special Assessment Revenue	3.500%	9/15/2027	357	350
[4]	Lavon TX Special Assessment Revenue	4.250%	9/15/2031	100	100
[4]	Lavon TX Special Assessment Revenue	4.375%	9/15/2031	150	150
[18]	Leander Independent School District GO	0.000%	8/15/2026	900	880
	Leander Independent School District GO	0.000%	8/15/2026	1,400	1,368
[18]	Leander Independent School District GO	0.000%	8/15/2027	600	570
	Leander Independent School District GO	0.000%	8/15/2027	1,500	1,423
[18]	Leander Independent School District GO	0.000%	8/15/2028	1,100	1,015
	Leander Independent School District GO	0.000%	8/15/2028	1,000	920
[18]	Leander Independent School District GO	0.000%	8/15/2029	600	538
	Leander Independent School District GO	0.000%	8/15/2029	625	558
[18]	Leander Independent School District GO	0.000%	8/15/2030	600	521
[18]	Leander Independent School District GO	0.000%	8/15/2031	315	265
[18]	Leander Independent School District GO	0.000%	8/15/2032	400	325
[18]	Leander Independent School District GO	0.000%	8/15/2033	540	423
[4,18]	Leander Independent School District GO TOB VRDO	3.250%	11/6/2025	3,165	3,165
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2026	9,488	9,560
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	2.700%	10/1/2028	20,000	19,685
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	2,150	2,147
[4]	Liberty Hill TX Special Assessment Revenue	2.625%	9/1/2027	173	169
[4]	Liberty Hill TX Special Assessment Revenue	3.500%	9/1/2027	109	107
[18]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	5,000	5,002
[18]	Llano Independent School District GO	5.000%	2/15/2027	1,410	1,451
[18]	Llano Independent School District GO	5.000%	2/15/2031	1,000	1,049
	Lone Star College System GO	4.000%	2/15/2032	1,250	1,254
[18]	Longview Independent School District GO	4.000%	2/15/2030	4,480	4,494
[18]	Lovejoy Independent School District GO	5.000%	2/15/2032	1,860	2,106
[18]	Lovejoy Independent School District GO	5.000%	2/15/2033	2,000	2,301
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2027	1,200	1,241
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2031	3,000	3,351
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2032	4,900	5,545
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2033	7,500	8,579
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	14,075	14,659
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	24,145	26,623
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2026	4,020	4,066
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2027	2,120	2,192
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2028	1,200	1,269
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2029	1,795	1,939
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	1,750	1,927
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	6,450	7,102
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	3,650	4,087
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2032	1,000	1,074
[4]	Lowry Crossing TX Special Assessment Revenue	4.250%	9/15/2030	300	303
[18]	Mabank Independent School District GO	5.000%	8/15/2027	275	286
[18]	Mabank Independent School District GO	5.000%	8/15/2028	390	415
[18]	Mabank Independent School District GO	5.000%	8/15/2030	800	887
[18]	Mabank Independent School District GO	5.000%	8/15/2031	775	875
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2028	15,980	16,070
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/2030	1,415	1,415
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/2030	2,500	2,501
[12]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/2030	3,595	3,751
[18]	McKinney Independent School District GO	5.000%	2/15/2029	850	913
[18]	McKinney Independent School District GO	5.000%	2/15/2030	1,165	1,277
[18]	McKinney Independent School District GO	5.000%	2/15/2031	750	837
	McKinney TX GO	5.000%	8/15/2027	400	416
	McKinney TX GO	5.000%	8/15/2029	325	353
	McKinney TX GO	5.000%	8/15/2030	325	360
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2029	350	376
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2030	500	549
94

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Melissa Independent School District GO	5.000%	2/1/2029	500	535
[18]	Melissa Independent School District GO	5.000%	2/1/2030	500	546
[18]	Melissa Independent School District GO	5.000%	2/1/2031	500	555
[1]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2026	550	558
[1]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2027	1,050	1,087
[1]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2028	2,250	2,371
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.350%	8/1/2027	4,035	4,038
[18]	Mesquite Independent School District GO	5.000%	8/15/2032	3,545	3,593
[4]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	4.750%	9/1/2030	800	815
	Midland County Hospital District GO	5.000%	5/15/2027	1,350	1,394
	Midland County Hospital District GO	5.000%	5/15/2028	820	863
[4]	Midlothian TX Special Assessment Revenue	4.375%	9/15/2027	67	67
[4]	Midlothian TX Special Assessment Revenue	4.750%	9/15/2032	250	256
[18]	Midway Independent School District/McLennan County GO	4.000%	8/15/2032	2,000	2,086
[18]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/2030	2,560	2,594
[18]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/2031	1,230	1,244
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2031	530	531
[18]	Montgomery Independent School District GO	5.000%	2/15/2031	890	992
[18]	Navarro Independent School District GO PUT	4.000%	2/15/2028	3,345	3,436
[18]	New Boston Independent School District GO	2.700%	8/15/2030	515	510
[18]	New Caney Independent School District GO PUT	4.000%	8/15/2027	3,610	3,673
[7]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	110	110
[7]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	300	304
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/2027	260	260
[7]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	400	410
[7]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	320	332
[7]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	445	467
[7]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	1,400	1,482
[7]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	1,115	1,188
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,200	1,376
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.750%	7/1/2035	8,500	8,592
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.250%	7/1/2032	2,035	2,056
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	3.500%	1/1/2027	1,700	1,670
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.500%	10/1/2033	280	300
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project), Prere.	4.000%	1/1/2029	380	379
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2026	145	147
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2027	175	179
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2028	215	223
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2029	285	299
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2030	400	424
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2031	315	337
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/2030	1,695	1,703
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.500%	10/1/2035	750	788
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	1,035	1,038
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University Program)	5.000%	4/1/2030	3,265	3,287
	Nortex Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.875%	10/1/2027	1,615	1,603
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	2,895	2,904
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	1,000	1,075
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	1,805	1,811
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	1,155	1,159
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	1,105	1,214
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	1,670	1,823
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	600	669
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	600	664
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2033	900	1,014
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2033	650	727
[18]	North East TX Independent School District GO	5.000%	8/1/2030	5,140	5,697
[18]	North East TX Independent School District GO	5.000%	8/1/2031	5,990	6,758
[18]	North East TX Independent School District GO	5.000%	8/1/2032	5,240	6,006
[18]	North East TX Independent School District GO	5.000%	8/1/2033	1,410	1,636
95

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	North East TX Independent School District GO PUT	3.750%	8/1/2027	2,885	2,919
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/2032	1,000	1,023
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	3.625%	9/15/2026	151	150
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.250%	9/15/2031	5,500	5,513
[4]	North Texas Municipal Water District Water System Revenue Water Revenue TOB VRDO	3.250%	11/6/2025	4,000	4,000
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	4,750	4,765
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	490	491
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	4,865	4,882
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	17,895	18,368
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	190	191
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	1,225	1,284
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	1,915	2,051
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	1,225	1,312
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	5,190	5,557
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	1,000	1,003
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	15,000	16,360
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	8,320	9,074
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	12,055	13,374
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	2,110	2,344
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	3,555	3,944
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	1,985	2,035
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	24,895	13,357
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	4,500	1,539
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2028	4,385	4,106
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	10,375	9,417
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	10,395	9,140
[18]	Northside Independent School District GO	5.000%	8/15/2028	540	575
[18]	Northside Independent School District GO	3.000%	6/15/2030	2,000	2,001
[18]	Northside Independent School District GO	5.000%	8/15/2030	1,000	1,108
[18]	Northside Independent School District GO	5.000%	8/15/2031	1,260	1,420
[18]	Northside Independent School District GO	4.000%	8/15/2032	1,060	1,067
[18]	Northside Independent School District GO	5.000%	8/15/2032	1,000	1,143
[18]	Northside Independent School District GO PUT	3.000%	8/1/2026	57,510	57,463
[18]	Northside Independent School District GO PUT	2.000%	6/1/2027	9,980	9,818
[18]	Northside Independent School District GO PUT	3.450%	8/1/2027	10,045	10,111
[18]	Northside Independent School District GO PUT	3.550%	6/1/2028	25,330	25,555
[18]	Northwest Independent School District GO	5.000%	2/15/2031	600	670
	Odessa TX GO	4.000%	3/1/2028	2,000	2,031
[18]	Palestine Independent School District GO	4.000%	2/15/2032	1,000	1,003
[18]	Pampa Independent School District GO	4.000%	8/15/2027	1,895	1,896
	Parker County TX GO	4.000%	2/15/2032	1,220	1,237
[18]	Pasadena Independent School District GO PUT	3.230%	8/15/2027	7,690	7,713
	Pearland TX GO	5.000%	3/1/2026	600	604
	Pearland TX GO	5.000%	3/1/2030	1,355	1,446
	Pearland TX GO	5.000%	3/1/2030	1,970	1,984
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/2026	1,015	1,032
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2027	500	515
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2028	950	1,000
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2029	1,510	1,624
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2030	1,680	1,845
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2031	1,275	1,394
	Plano TX GO	3.100%	9/1/2033	4,010	4,011
[18]	Port Arthur Independent School District GO	5.000%	2/15/2026	2,230	2,234
	Port Arthur Independent School District GO	4.000%	2/15/2033	1,000	1,004
[18]	Port Neches-Groves TX Independent School District GO	2.750%	2/15/2029	610	606
	Potter County TX GO	3.000%	2/1/2028	500	499
[4]	Princeton TX Special Assessment Revenue	4.250%	9/1/2031	250	252
[4]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No.2 Project)	4.500%	9/1/2030	333	338
[18]	Prosper Independent School District GO	4.000%	2/15/2030	1,400	1,421
	PSC TX Miscellaneous Revenue PUT	3.750%	2/1/2028	10,575	10,524
[18]	Rankin Independent School District GO	5.000%	2/15/2027	1,000	1,028
[18]	Rankin Independent School District GO	5.000%	2/15/2028	1,000	1,055
[18]	Rankin Independent School District GO	5.000%	2/15/2029	2,995	3,228
[18]	Rankin Independent School District GO	5.000%	2/15/2030	1,000	1,075
[18]	Rankin Independent School District GO	5.000%	2/15/2031	1,460	1,566
[18]	Rankin Independent School District GO	5.000%	2/15/2032	1,325	1,418
[18]	Rankin Independent School District GO	5.000%	2/15/2033	865	889
[18]	Rankin Independent School District GO	5.000%	2/15/2034	645	662
96

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/2026	430	432
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/2027	450	456
[18]	Richardson Independent School District GO	4.000%	2/15/2026	3,735	3,738
	Rockland County TX GO	5.000%	2/1/2026	550	553
	Rockland County TX GO	5.000%	2/1/2027	800	821
[18]	Rockwall Independent School District GO	0.000%	2/15/2027	1,960	1,875
[18]	Round Rock Independent School District GO PUT	5.000%	8/1/2030	11,790	13,024
[18]	Royse City TX Independent School District GO	0.000%	2/15/2031	820	696
[18]	Royse City TX Independent School District GO	0.000%	2/15/2032	1,100	904
[7]	Royse City TX Special Assessment Revenue	4.625%	9/15/2035	823	820
[4,7]	Royse City TX Special Assessment Revenue	5.375%	9/15/2035	672	670
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2026	1,700	1,722
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2027	515	531
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/2029	1,300	1,393
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/2030	1,000	1,091
	San Angelo TX GO	3.000%	2/15/2027	5,750	5,761
	San Angelo TX GO	3.000%	2/15/2029	3,310	3,328
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2027	2,210	2,215
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	225	233
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.190%	10/1/2027	800	804
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	330	342
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project) PUT	5.000%	8/1/2027	2,900	2,995
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2027	5,320	5,524
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2028	10,125	10,708
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2029	11,435	12,322
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2030	14,705	16,124
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2026	1,330	1,337
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2026	1,500	1,507
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2027	1,500	1,541
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	1.500%	2/1/2028	3,325	3,183
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.125%	2/1/2028	3,000	3,001
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	1,000	1,051
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2029	4,715	4,719
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/2029	11,405	11,413
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/2029	5,000	5,004
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	1,745	1,795
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	4,000	4,294
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	2,305	2,474
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	1,000	1,073
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	2,200	2,362
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	4,500	4,927
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	4,360	4,774
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	1,000	1,095
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	1,380	1,511
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	3,000	3,015
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	1,500	1,673
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	1,835	2,047
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2032	3,000	3,022
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	2,105	2,137
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	2,955	3,039
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2033	10,000	10,066
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/2025	18,470	18,443
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/2026	7,660	7,465
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	10,865	10,916
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	10,055	9,722
[7]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	27,250	27,229
[7]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	50,915	50,865
[3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.090%	2/1/2048	42,500	42,498
	San Antonio TX GO	5.000%	2/1/2026	1,000	1,005
	San Antonio TX GO	5.000%	2/1/2029	600	643
	San Antonio TX GO	5.000%	2/1/2029	100	107
	San Antonio TX GO	5.000%	2/1/2030	750	821
	San Antonio TX GO	5.000%	2/1/2030	1,750	1,915
	San Antonio TX GO	5.000%	2/1/2031	600	668
	San Antonio TX GO	5.000%	2/1/2031	1,360	1,514
	San Antonio TX GO	5.000%	2/1/2033	1,000	1,143
	San Antonio TX GO	5.000%	2/1/2033	1,300	1,486
[4]	San Antonio TX Housing Trust Public Facility Corp. Multifamily Housing Revenue TOB VRDO	4.050%	11/3/2025	13,160	13,160
	San Antonio Water System Water Revenue	5.000%	5/15/2027	1,000	1,036
97

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio Water System Water Revenue	5.000%	5/15/2029	1,000	1,081
	San Antonio Water System Water Revenue	5.000%	5/15/2030	1,000	1,104
	San Antonio Water System Water Revenue PUT	1.000%	11/1/2026	11,405	11,124
	San Patricio County TX GO	5.000%	4/1/2026	150	151
	San Patricio County TX GO	5.000%	4/1/2027	140	144
	San Patricio County TX GO	5.000%	4/1/2029	300	322
	Schertz TX GO	3.000%	2/1/2030	210	209
[18]	Sherman TX Independent School District GO	5.000%	2/15/2029	1,000	1,074
[18]	Sinton Independent School District GO PUT	4.000%	8/15/2026	2,000	2,013
	SMHA Finance Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/1/2027	5,500	5,559
[18]	South San Antonio TX Independent School District GO	0.000%	8/15/2029	1,000	890
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2029	1,125	1,222
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2026	325	329
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2027	175	182
[18]	Southwest Independent School District GO	5.000%	2/1/2028	1,005	1,057
[18]	Southwest Independent School District GO	5.000%	2/1/2030	1,775	1,948
[18]	Southwest Independent School District GO	5.000%	2/1/2030	1,300	1,427
[18]	Southwest Independent School District GO	5.000%	2/1/2031	1,000	1,117
[18]	Spring Independent School District GO	5.000%	8/15/2029	500	543
	Spring Independent School District GO	5.000%	8/15/2029	1,100	1,191
[18]	Spring Independent School District GO	5.000%	8/15/2030	560	620
	Spring Independent School District GO	5.000%	8/15/2030	4,500	4,959
[18]	Spring Independent School District GO	4.000%	8/15/2031	2,145	2,161
[18]	Spring Independent School District GO	4.000%	8/15/2032	3,545	3,570
	Stephen F Austin State University College & University Revenue	5.000%	10/15/2029	875	948
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	20,760	20,984
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	3,000	3,008
	Tarrant County College District GO	5.000%	8/15/2028	1,565	1,661
	Tarrant County College District GO	5.000%	8/15/2029	3,195	3,460
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,500	3,548
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	675	684
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,000	1,014
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,000	1,036
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	175	182
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	300	315
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,000	1,051
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	400	428
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,345	2,507
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,086
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,000	2,171
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,000	2,213
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,690	1,860
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	12,000	13,290
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,135	1,211
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/2028	2,990	3,024
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.000%	11/15/2027	305	309
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2026	8,055	8,110
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	27,315	29,364
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	13,800	14,979
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	25,860	28,737
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.260%	11/6/2025	1,950	1,950
[4]	Tarrant County Hospital District GO TOB VRDO	3.950%	11/3/2025	11,085	11,085
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	1,330	1,376
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/2028	3,400	3,431
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2028	3,000	3,005
[18]	Taylor County Wylie Independent School District GO	4.000%	2/15/2031	1,925	1,931
	Temple TX GO	4.000%	8/1/2032	1,630	1,657
[18]	Temple TX Independent School District GO	5.000%	2/1/2028	1,105	1,159
[18]	Temple TX Independent School District GO	5.000%	2/1/2029	1,280	1,371
[18]	Temple TX Independent School District GO	5.000%	2/1/2030	1,575	1,720
[18]	Temple TX Independent School District GO	4.000%	2/1/2033	500	500
[18]	Terrell TX Independent School District GO	5.000%	8/1/2031	370	416
[18]	Terrell TX Independent School District GO	5.000%	8/1/2032	650	743
[18]	Terrell TX Independent School District GO	5.000%	8/1/2033	1,500	1,735
	Texas A&M University College & University Revenue	5.000%	5/15/2027	1,565	1,622
	Texas A&M University College & University Revenue	5.000%	5/15/2028	1,300	1,378
	Texas A&M University College & University Revenue	5.000%	5/15/2029	2,145	2,323
98

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas A&M University College & University Revenue	5.000%	5/15/2030	2,310	2,553
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.450%	1/1/2032	2,330	2,338
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.750%	1/1/2049	990	1,000
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/2051	5,970	5,936
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/2052	1,685	1,675
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/2052	8,705	9,231
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/2053	10,015	10,692
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	3/1/2054	13,350	14,435
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2026	3,750	3,751
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.125%	8/1/2027	7,000	7,026
	Texas GO	4.000%	8/1/2026	1,450	1,451
	Texas GO	4.000%	8/1/2027	500	500
	Texas GO	4.000%	8/1/2028	1,250	1,251
	Texas GO	5.000%	10/1/2028	11,795	12,617
	Texas GO	4.000%	8/1/2029	1,250	1,251
	Texas GO	4.000%	8/1/2030	1,500	1,501
	Texas GO	5.000%	8/1/2030	3,500	3,648
	Texas GO	5.000%	10/1/2030	14,000	15,587
	Texas GO	4.000%	8/1/2031	1,250	1,251
	Texas GO	5.000%	10/1/2031	7,420	7,761
	Texas GO	5.000%	10/1/2031	8,595	9,746
	Texas GO	5.000%	10/1/2032	13,550	14,158
	Texas GO	5.000%	10/1/2033	3,500	3,650
[5]	Texas GO VRDO	3.270%	11/5/2025	23,085	23,085
	Texas GO VRDO	3.450%	11/5/2025	19,050	19,050
	Texas GO VRDO	3.450%	11/5/2025	25,235	25,235
	Texas GO VRDO	3.450%	11/5/2025	4,985	4,985
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2025	2,150	2,156
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2026	1,000	1,024
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/2026	31,130	31,667
[3]	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue, 67% of TSFR3M + 1.625%	4.331%	12/15/2026	2,765	2,766
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2025	3,410	3,417
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	7,700	7,841
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	17,195	17,765
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	20,260	21,222
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2029	6,875	7,289
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	10,345	11,087
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/2029	5,480	5,795
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/2030	5,625	6,035
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.500%	1/1/2031	5,470	6,002
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	70,345	75,410
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue	5.000%	1/1/2031	1,700	1,825
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue	5.000%	1/1/2032	4,515	4,888
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2026	870	870
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2027	2,030	2,031
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2028	645	646
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2030	3,680	3,803
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2031	1,065	1,099
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2032	3,630	3,740
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2032	1,120	1,151
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2030	15,565	16,715
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2033	2,500	2,670
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2026	260	262
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2026	500	504
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2027	1,640	1,672
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2028	725	751
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2028	640	669
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2029	1,810	1,902
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2029	1,000	1,062
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2030	1,000	1,077
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/2049	1,385	1,392
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	4,111	4,128
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.625%	1/1/2027	1,750	1,761
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2027	6,625	6,659
[1,4]	Texas State Technical College & University Revenue TOB VRDO	3.420%	11/6/2025	13,875	13,875
	Texas State University System College & University Revenue	5.000%	3/15/2026	5,835	5,852
	Texas State University System College & University Revenue	5.000%	3/15/2027	130	130
99

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas State University System College & University Revenue	5.000%	3/15/2027	5,250	5,416
	Texas State University System College & University Revenue	5.000%	3/15/2028	10,500	11,063
	Texas State University System College & University Revenue	5.000%	3/15/2029	5,500	5,914
	Texas State University System College & University Revenue	5.000%	3/15/2030	5,500	6,027
	Texas State University System CP	0.000%	1/28/2026	72,253	72,253
	Texas Transportation Commission GO PUT	0.650%	4/1/2026	79,030	78,014
	Texas Water Development Board Water Revenue	5.000%	10/15/2026	2,000	2,044
	Texas Water Development Board Water Revenue	5.000%	10/15/2027	1,450	1,517
	Texas Water Development Board Water Revenue	5.000%	4/15/2028	1,885	1,997
	Texas Water Development Board Water Revenue	5.000%	4/15/2028	1,000	1,059
	Texas Water Development Board Water Revenue	5.000%	10/15/2028	3,650	3,911
	Texas Water Development Board Water Revenue	5.000%	10/15/2028	1,420	1,522
	Texas Water Development Board Water Revenue	5.000%	4/15/2029	2,240	2,420
	Texas Water Development Board Water Revenue	5.000%	4/15/2029	2,000	2,161
	Texas Water Development Board Water Revenue	5.000%	10/15/2029	2,500	2,730
	Texas Water Development Board Water Revenue	5.000%	10/15/2029	3,450	3,768
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	2,300	2,537
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	3,000	3,310
	Texas Water Development Board Water Revenue	4.000%	10/15/2030	5,240	5,296
	Texas Water Development Board Water Revenue	4.000%	10/15/2030	10,000	10,296
	Texas Water Development Board Water Revenue	5.000%	10/15/2030	5,000	5,571
	Texas Water Development Board Water Revenue	5.000%	4/15/2031	1,495	1,680
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	1,350	1,429
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	1,000	1,044
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	2,325	2,637
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	7,700	7,773
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	3,760	3,762
	Texas Water Development Board Water Revenue	5.000%	10/15/2032	3,000	3,205
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	1,760	1,794
	THF Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.340%	2/1/2029	2,410	2,428
[18]	Tomball Independent School District GO	5.000%	2/15/2030	1,110	1,218
[18]	Tomball Independent School District GO	5.000%	2/15/2031	5,165	5,774
[18]	Tomball Independent School District GO	5.000%	2/15/2032	11,490	13,050
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/2027	5,325	5,329
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	1,750	1,761
	Travis County TX GO	5.000%	3/1/2033	15,760	16,904
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2030	2,025	2,208
[18]	Tyler Independent School District GO	5.000%	2/15/2030	1,000	1,098
[18]	Tyler Independent School District GO	4.000%	2/15/2032	2,850	2,852
	University of Houston College & University Revenue	5.000%	2/15/2031	1,490	1,498
	University of Houston College & University Revenue	4.000%	2/15/2032	2,240	2,241
	University of North Texas System College & University Revenue	5.000%	4/15/2029	810	873
	University of North Texas System College & University Revenue	5.000%	4/15/2030	640	704
	University of North Texas System College & University Revenue	5.000%	4/15/2031	790	883
	University of North Texas System College & University Revenue	5.000%	4/15/2032	955	1,085
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2030	350	386
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2031	800	897
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2032	650	739
	Waco TX GO	4.000%	2/1/2029	3,590	3,679
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2027	1,260	1,293
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2030	1,245	1,359
[18]	Waller Consolidated Independent School District GO	4.000%	2/15/2032	1,000	1,003
	Waxahachie TX GO	4.000%	8/1/2030	1,000	1,021
[18]	Weslaco Independent School District GO	4.000%	2/15/2032	1,220	1,224
	Williamson County TX GO	5.000%	2/15/2028	10,000	10,530
	Williamson County TX GO	5.000%	2/15/2029	23,265	25,008
	Williamson County TX GO	5.000%	2/15/2029	11,845	12,733
	Williamson County TX GO	5.000%	2/15/2030	7,750	8,495
	Williamson County TX GO	5.000%	2/15/2031	12,940	14,431
	Williamson County TX GO	5.000%	2/15/2032	6,490	7,358
	Williamson County TX GO	4.000%	2/15/2033	2,140	2,155
	Williamson County TX GO	4.000%	2/15/2034	2,250	2,264
					3,161,006
Utah (0.4%)
	Alpine UT School District (Utah School Bond Guaranty Program) GO	2.950%	3/15/2033	7,525	7,526
	Box Elder County UT School District GO	3.000%	7/15/2028	795	792
[4]	Copper Rim Infrastructure Financing District Special Assessment Revenue	6.125%	12/1/2054	1,095	1,129
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2029	645	692
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2031	1,370	1,522
100

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2032	1,000	1,127
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2028	675	712
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2029	550	592
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2030	700	768
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2031	910	1,015
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2032	2,200	2,491
[1,4]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue TOB VRDO	4.050%	11/3/2025	9,375	9,375
[1,4]	Downtown Revitalization Public Infrastructure District Utah Sales Tax Revenue TOB VRDO	4.000%	11/3/2025	8,440	8,440
[1,4]	Downtown Revitalization Public Infrastructure District Utah Sales Tax Revenue TOB VRDO	4.000%	11/3/2025	8,440	8,440
[1]	Grand County School District Local Building Authority Lease Revenue	5.000%	12/15/2032	760	762
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	1,970	2,125
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	1,720	1,886
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	1,500	1,645
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	1,500	1,673
[10]	Utah Board of Higher Education College & University Revenue	5.500%	4/1/2029	12,825	13,465
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/2026	125	126
[4]	Utah Charter School Finance Authority Charter School Aid Revenue	5.250%	6/15/2032	800	820
[4]	Utah Charter School Finance Authority Charter School Aid Revenue (Beehive Science & Technology Academy Project)	4.000%	10/15/2031	965	918
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	4,780	4,852
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/2054	4,030	4,393
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	1,220	1,342
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	2,715	2,998
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	5,315	5,929
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	5,455	6,233
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	8,680	9,903
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	21,535	24,826
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.700%	8/1/2027	1,075	1,080
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	2.950%	4/1/2029	4,400	4,373
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2029	4,450	4,434
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/2027	550	553
	Utah State University College & University Revenue	4.000%	12/1/2027	480	480
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/2026	500	505
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/2028	700	740
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/2029	750	809
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/2030	1,000	1,100
					142,591
Vermont (0.0%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2026	500	499
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2027	160	160
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2028	225	225
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2029	440	440
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2030	225	225
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2031	1,000	976
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	11/1/2055	5,899	6,530
					9,055
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2026	6,010	6,041
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2027	4,310	4,361
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2026	815	825
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2027	580	596
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2028	550	574
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2029	630	666
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2030	1,160	1,242
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2031	875	950
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2032	830	912
					16,167
Virginia (1.0%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	900	909
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	815	852
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	820	871
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.400%	12/1/2025	2,975	2,975
	Arlington County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	8,180	8,870
101

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/2026	2,915	2,924
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2029	1,015	1,010
	Arlington County VA GO	2.500%	8/15/2029	10,000	9,780
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	685	733
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,000	2,128
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2030	15,350	16,714
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Dominion Square North Project) PUT	5.000%	1/1/2028	3,445	3,548
	Franklin County VA IDA Intergovernmental Agreement Revenue	5.000%	10/15/2030	6,900	7,173
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	4,350	4,401
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/2027	13,925	14,458
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	1,700	1,699
	Harrisonburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.570%	10/1/2027	2,485	2,502
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue (West Minister Canterbury Project)	5.000%	10/1/2028	1,680	1,716
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	500	517
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	500	539
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	500	549
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2025	420	420
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2027	885	883
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2028	455	454
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2028	200	200
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2029	230	230
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue (Loudoun County Roads & Public Facilities Project)	5.000%	12/1/2025	1,000	1,002
	Loudoun County VA GO	5.000%	12/1/2027	2,110	2,217
	Loudoun County VA GO	5.000%	12/1/2028	2,115	2,274
	Louisa IDA Electric Power & Light Revenue PUT	3.800%	5/28/2027	2,150	2,174
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/2027	3,435	3,473
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	1,420	1,424
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	935	1,008
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2026	1,580	1,585
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2027	1,000	1,015
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2028	10,380	10,979
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.100%	11/5/2025	48,455	48,455
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Braywood Manor Apartments Project) PUT	5.000%	5/1/2026	1,755	1,770
	Prince William County Service Authority Water Revenue	5.000%	7/15/2029	500	545
	Prince William County Service Authority Water Revenue	5.000%	7/15/2030	250	278
	Prince William County Service Authority Water Revenue	5.000%	7/15/2031	500	567
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.450%	9/1/2028	1,352	1,362
	Roanoke Economic Development Authority College & University Revenue	5.000%	9/1/2032	1,085	1,112
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2030	4,140	4,462
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2026	910	910
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2027	955	958
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2028	1,000	1,007
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2028	1,000	1,012
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	2,470	2,489
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2030	10,215	10,297
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/2032	8,355	8,361
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/2033	9,600	9,606
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/2034	8,935	8,940
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	2,200	2,262
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/2030	1,005	937
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/2027	400	408
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/2028	425	439
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2027	15,500	16,075
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.850%	6/1/2028	2,860	2,862
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.300%	12/1/2028	1,165	1,078
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.900%	12/1/2028	7,445	7,450
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	3/1/2029	275	275
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.650%	3/1/2029	8,285	8,294
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	4/1/2029	1,730	1,701
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.625%	6/1/2029	2,815	2,822
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.950%	6/1/2029	1,250	1,256
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	9/1/2029	1,125	1,128
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.900%	10/1/2029	6,500	6,383
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.550%	12/1/2029	500	460
[7]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.125%	4/1/2027	17,040	17,032
	Virginia Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	1,000	1,153
102

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	1,210	1,213
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2026	235	233
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	1,615	1,643
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	2,750	2,899
[4,5]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.570%	11/6/2025	3,860	3,860
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	1,100	1,149
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	1,250	1,332
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	1,000	1,086
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	2,500	2,508
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	2,100	2,125
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.125%	10/1/2030	14,565	14,605
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.650%	10/1/2027	2,765	2,795
					323,800
Washington (2.3%)
	Auburn School District No. 408 of King & Pierce Counties GO	4.000%	12/1/2032	3,455	3,473
	Bellevue WA GO	3.000%	12/1/2026	975	974
	Benton County School District No 400 Richland GO	5.000%	12/1/2031	1,500	1,553
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/2025	10,000	10,000
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	10,000	10,000
[3]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.200%	3.420%	11/1/2045	6,215	6,215
[10]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2028	2,800	2,588
	Clark County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/2031	2,795	3,114
	Clark County School District No. 117 Camas GO	4.000%	12/1/2030	3,825	3,852
	Community Roots Housing Foundation Local or Guaranteed Housing Revenue PUT	3.400%	2/1/2028	7,125	7,184
	Energy Northwest Nuclear Revenue	5.000%	7/1/2031	5,500	6,218
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	5,000	5,747
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/2027	3,990	4,100
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/2028	6,060	6,310
	Franklin County School District No. 1 Pasco GO	5.000%	12/1/2032	2,790	2,914
	Grant & Douglas Counties School District No. 144-101 Quincy GO	4.000%	12/1/2032	3,610	3,630
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2026	1,120	1,124
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2030	2,200	2,409
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/2025	14,210	14,184
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/2026	450	452
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/2027	650	657
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2027	150	152
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2028	150	153
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/2028	1,000	1,003
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/2028	1,655	1,691
	King County School District No. 401 Highline GO	5.000%	12/1/2028	1,250	1,342
	King County School District No. 401 Highline GO	5.000%	12/1/2030	1,800	2,011
	King County School District No. 403 Renton GO	5.000%	12/1/2025	1,000	1,002
	King County School District No. 405 Bellevue GO	4.000%	12/1/2032	1,220	1,251
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2027	1,900	1,993
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2028	3,000	3,218
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2029	2,575	2,823
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2031	900	1,026
	King County School District No. 411 Issaquah GO	4.000%	12/1/2031	1,000	1,007
	King County School District No. 411 Issaquah GO	5.000%	12/1/2032	3,750	3,836
	King County WA Sewer Revenue	5.000%	1/1/2031	2,250	2,520
	King County WA Sewer Revenue PUT	0.875%	1/1/2042	3,065	3,055
[3]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	3.450%	1/1/2040	23,740	23,514
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2029	1,000	1,087
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2030	1,050	1,163
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2031	1,100	1,238
	Pierce & King Counties WA School District No. 417 Fife GO	4.000%	12/1/2032	2,320	2,380
	Pierce County School District No. 3 Puyallup GO	5.000%	12/1/2031	1,825	1,829
	Pierce County School District No. 320 Sumner GO	4.000%	12/1/2031	1,260	1,270
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2026	1,335	1,345
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2027	1,535	1,582
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2028	1,600	1,689
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2030	720	793
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2031	1,450	1,628
	Richland WA Waterworks Utility Water Revenue	5.000%	11/1/2033	1,270	1,302
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/2027	4,500	4,565
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/2030	4,745	4,852
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/2026	4,340	4,264
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	4/1/2032	4,455	4,472
103

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2033	1,415	1,442
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/2028	1,915	1,931
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	3.470%	5/1/2045	17,975	17,828
[4]	Seattle WA Water System Water Revenue TOB VRDO	3.250%	11/6/2025	4,000	4,000
	Skagit County Consolidated School District No. 320 Mount Vernon GO	5.000%	12/1/2031	1,000	1,046
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	2,825	2,863
	Snohomish County School District No. 4 Lake Stevens GO	4.000%	12/1/2032	1,150	1,156
	Spokane WA GO	3.500%	12/1/2028	1,610	1,611
	Spokane WA GO	4.000%	12/1/2029	1,535	1,536
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/2030	9,190	9,193
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/2032	1,470	1,470
	Tacoma WA Sewer Revenue	4.000%	12/1/2030	2,860	2,967
	Tacoma WA Sewer Revenue	4.000%	12/1/2033	6,440	6,442
	University of Washington College & University Revenue	4.000%	12/1/2030	2,835	2,838
	University of Washington College & University Revenue PUT	4.000%	8/1/2027	18,805	19,034
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Cougar Creek Project)	5.000%	10/1/2027	1,460	1,484
	Washington GO	5.000%	7/1/2027	7,000	7,273
	Washington GO	4.000%	7/1/2028	25,000	25,940
	Washington GO	5.000%	7/1/2028	10,000	10,642
	Washington GO	5.000%	8/1/2028	10,000	10,662
	Washington GO	5.000%	6/1/2029	5,120	5,562
	Washington GO	5.000%	8/1/2029	1,190	1,238
	Washington GO	5.000%	7/1/2030	18,500	20,556
	Washington GO	5.000%	8/1/2030	1,125	1,170
	Washington GO	5.000%	7/1/2031	25,000	28,264
	Washington GO	5.000%	8/1/2031	13,000	13,519
	Washington GO	5.000%	7/1/2032	12,000	13,768
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,945	1,969
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	2,250	2,278
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	790	801
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	1,000	1,047
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	1,430	1,523
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,690	2,880
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	1,990	2,106
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,910	4,216
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	1,150	1,245
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,350	1,404
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	4,490	4,881
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,370	1,493
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	4,105	4,503
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	24,255	26,550
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	2,000	2,199
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,690	1,755
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	6,840	7,534
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	6,190	6,847
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	3,520	3,719
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	4,295	4,774
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	2,390	2,661
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,000	1,063
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,000	1,063
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	2,525	2,620
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	20,550	22,867
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	3,755	4,205
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	3,190	3,364
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	14,565	16,344
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	20,275	22,712
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	2,845	3,215
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	4,070	4,071
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,950	1,998
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	2,565	2,565
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	19,070	21,912
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	24,710	24,781
[1]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	4,950	5,309
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	44,950	46,318
[1]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	12,000	13,291
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2033	1,525	1,538
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2028	540	555
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2026	350	353
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2027	200	204
104

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	22,385	23,059
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	370	380
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2031	1,185	1,272
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2032	2,000	2,049
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2027	350	358
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2028	555	576
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2029	775	815
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2030	890	948
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/2026	420	417
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/2029	4,000	4,000
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2029	655	682
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2030	1,310	1,381
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2030	300	321
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2031	1,695	1,806
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2031	500	542
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2032	750	820
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2033	500	551
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/2035	6,768	6,582
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.000%	12/1/2050	475	468
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/2052	2,070	2,154
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/2027	600	614
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue PUT	2.700%	10/1/2027	910	898
	Washington State University College & University Revenue	5.000%	4/1/2028	1,765	1,861
	Washington State University College & University Revenue	5.000%	4/1/2029	1,275	1,373
	Washington State University College & University Revenue	5.000%	4/1/2030	2,000	2,195
	Washington State University College & University Revenue	5.000%	4/1/2031	770	861
	Washington State University College & University Revenue	5.000%	4/1/2032	785	892
					743,797
West Virginia (0.2%)
[1]	Cabell County Board of Education GO	2.000%	6/1/2026	3,685	3,655
[1]	Cabell County Board of Education GO	2.000%	6/1/2027	4,510	4,416
[1]	Cabell County Board of Education GO	2.000%	6/1/2028	3,400	3,257
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,565	2,567
[4]	Monongalia County WV Tax Increment/Allocation Revenue	5.000%	6/1/2033	795	832
	West Virginia Economic Development Authority Electric Power & Light Revenue (Appalachian Power Co. - AMOS Project) PUT	3.700%	6/1/2028	6,320	6,438
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.700%	6/1/2028	4,510	4,594
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/2025	7,415	7,394
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	4,365	4,409
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2032	2,400	2,439
	West Virginia GO	5.000%	12/1/2031	1,000	1,060
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2030	2,065	2,138
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	1,370	1,372
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,050	1,051
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	900	901
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	775	787
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2033	7,525	8,246
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	600	616
	West Virginia University College & University Revenue (West Virginia University Project) PUT	5.000%	10/1/2029	1,890	2,023
					58,195
Wisconsin (2.4%)
	Brown County WI GO	2.750%	11/1/2029	595	586
	Burnett County WI GO	2.000%	11/1/2026	1,010	993
	Dane County WI GO	2.000%	4/1/2027	3,405	3,355
	Dane County WI GO	2.000%	4/1/2028	1,715	1,653
	Fort Atkinson WI Miscellaneous Revenue	5.000%	2/1/2027	1,500	1,509
	Glenwood City School District GO	2.750%	3/1/2029	540	532
	Green Bay Area Public School District GO	5.000%	4/1/2030	975	1,075
	Green Bay Area Public School District GO	5.000%	4/1/2031	2,750	3,091
	Green Bay Area Public School District GO	5.000%	4/1/2032	2,000	2,287
	Janesville School District GO	5.000%	3/1/2030	330	362
	Janesville School District GO	5.000%	3/1/2031	400	447
	Janesville School District GO	5.000%	3/1/2032	825	939
	Jefferson County WI GO	2.600%	4/1/2030	445	434
105

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Madison WI GO	1.250%	10/1/2031	7,725	6,653
	Madison WI Metropolitan School District GO	1.375%	3/1/2031	4,760	4,172
	Middleton-Cross Plains WI Area School District GO	3.000%	3/1/2029	2,785	2,805
	Milwaukee Redevelopment Authority Lease (Abatement) Revenue	5.000%	11/15/2032	500	509
	Milwaukee WI GO	5.000%	4/1/2026	3,785	3,814
[1]	Milwaukee WI GO	5.000%	4/1/2026	1,345	1,357
	Milwaukee WI GO	5.000%	12/1/2026	2,735	2,793
	Milwaukee WI GO	5.000%	4/1/2027	5,135	5,278
	Milwaukee WI GO	5.000%	4/1/2027	7,080	7,278
[2]	Milwaukee WI GO	5.000%	4/1/2027	1,310	1,351
[1]	Milwaukee WI GO	5.000%	4/1/2027	1,350	1,392
[2]	Milwaukee WI GO	5.000%	4/1/2027	1,460	1,506
	Milwaukee WI GO	5.000%	12/1/2027	2,745	2,860
	Milwaukee WI GO	5.000%	4/1/2028	3,275	3,435
	Milwaukee WI GO	5.000%	4/1/2028	3,025	3,173
[1]	Milwaukee WI GO	5.000%	4/1/2028	6,665	6,993
[2]	Milwaukee WI GO	5.000%	4/1/2028	1,320	1,385
[1]	Milwaukee WI GO	5.000%	4/1/2028	1,680	1,763
	Milwaukee WI GO	5.000%	12/1/2028	2,745	2,916
	Milwaukee WI GO	5.000%	4/1/2029	1,050	1,121
	Milwaukee WI GO	5.000%	4/1/2029	3,615	3,711
[2]	Milwaukee WI GO	5.000%	4/1/2029	2,655	2,838
[1]	Milwaukee WI GO	5.000%	4/1/2029	1,685	1,801
[2]	Milwaukee WI GO	5.000%	12/1/2029	3,760	4,070
	Milwaukee WI GO	5.000%	12/1/2029	2,750	2,973
	Milwaukee WI GO	5.000%	4/1/2030	1,335	1,370
[1]	Milwaukee WI GO	5.000%	4/1/2030	6,765	7,362
[2]	Milwaukee WI GO	5.000%	12/1/2030	3,760	4,139
	Milwaukee WI GO	5.000%	12/1/2030	2,750	3,024
	Milwaukee WI GO	4.000%	4/1/2031	1,630	1,649
	Milwaukee WI GO	5.000%	4/1/2031	1,770	1,816
[2]	Milwaukee WI GO	5.000%	12/1/2031	3,760	4,201
	Milwaukee WI GO	5.000%	12/1/2031	5,515	6,158
[2]	Milwaukee WI GO	5.000%	12/1/2032	3,705	4,189
	Milwaukee WI GO	5.000%	12/1/2032	5,520	6,237
[2]	Milwaukee WI GO	3.000%	4/1/2033	1,415	1,399
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/2033	2,500	2,376
	Oregon WI GO	3.000%	3/1/2030	195	195
	Oregon WI School District GO	2.700%	3/1/2027	1,075	1,063
	Oregon WI School District GO	3.050%	3/1/2030	3,190	3,190
	Platteville WI GO	3.000%	9/1/2030	300	300
	PMA Levy & Aid Anticipation Notes Program Intergovernmental Agreement Revenue (Anticipation Notes Program)	5.000%	8/27/2026	2,000	2,035
	PMA Levy & Aid Anticipation Notes Program Intergovernmental Agreement Revenue (Anticipation Notes Program)	5.000%	9/24/2026	9,100	9,269
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/2026	185	184
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/2028	470	472
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2034	4,550	4,404
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	7/15/2034	1,200	1,180
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2026	430	431
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2028	275	278
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2028	440	446
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/2029	450	443
[4]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/2034	415	430
	Public Finance Authority College & University Revenue	5.000%	4/1/2030	1,215	1,272
	Public Finance Authority College & University Revenue	5.000%	4/1/2031	1,275	1,344
	Public Finance Authority College & University Revenue	5.250%	10/1/2031	1,030	1,061
	Public Finance Authority College & University Revenue	5.250%	10/1/2032	720	740
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	15,245	15,254
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	18,885	19,283
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	445	446
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	400	404
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	1,215	1,218
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	3,000	3,055
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	1,100	1,125
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	3,880	3,922
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	1,150	1,185
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	460	472
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	365	368
106

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	2,295	2,375
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	250	260
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	255	258
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	4,045	4,287
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2029	185	185
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	320	325
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	1,800	1,814
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2030	1,675	1,640
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,000	1,089
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,050	1,061
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/2027	1,080	1,117
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/2028	875	923
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/2029	1,000	1,075
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2026	275	279
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2029	300	319
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2032	460	506
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	5.000%	6/1/2027	2,975	2,993
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/2031	7,830	7,630
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	15,525	15,997
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2025	4,485	4,487
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2026	4,710	4,799
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	11,037	10,811
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/2037	725	369
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/2026	23,325	23,327
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/2027	16,037	16,047
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	30,124	30,159
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	630	653
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2030	235	245
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2030	170	180
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2035	580	621
	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/2039	9,044	9,108
[1]	Racine Unified School District GO	5.000%	4/1/2030	1,155	1,266
	Racine Unified School District Miscellaneous Revenue	4.000%	4/1/2030	26,860	27,578
[1]	Sparta Area School District GO	5.000%	3/1/2026	370	373
[1]	Sparta Area School District GO	5.000%	3/1/2028	135	142
[1]	Sparta Area School District GO	5.000%	3/1/2029	750	805
[1]	Sparta Area School District GO	5.000%	3/1/2030	1,500	1,642
	Sussex WI GO	2.500%	3/1/2030	345	335
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	750	822
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	5,745	6,326
	Waukesha WI GO	2.000%	10/1/2026	2,455	2,422
	Waukesha WI GO	2.000%	10/1/2027	3,000	2,913
	Waukesha WI GO	2.000%	10/1/2028	3,000	2,876
	Waunakee Community School District GO	3.250%	4/1/2028	24,000	24,002
	Wausau School District GO	5.000%	3/1/2028	2,845	2,991
	Wausau School District GO	5.000%	3/1/2029	4,530	4,856
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/2027	2,630	2,632
	Williams Bay WI GO	2.750%	4/1/2030	325	319
	Winneconne Community School District GO	2.625%	4/1/2030	400	390
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2028	1,050	955
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2028	265	241
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2029	4,035	4,394
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	1,780	1,980
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2031	2,700	3,063
	Wisconsin GO	5.000%	5/1/2027	9,225	9,559
	Wisconsin GO	5.000%	5/1/2029	3,250	3,522
	Wisconsin GO	5.000%	5/1/2029	2,865	3,104
	Wisconsin GO	5.000%	5/1/2030	5,000	5,534
	Wisconsin GO	5.000%	5/1/2030	10,000	11,068
	Wisconsin GO	5.000%	5/1/2031	7,370	8,318
	Wisconsin GO	5.000%	5/1/2032	10,000	11,482
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/2026	1,100	1,119
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	240	240
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	125	125
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	685	689
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	1,000	1,000
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	400	402
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,000	1,012
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	350	352
107

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	200	204
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	715	716
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	3,000	3,073
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	400	411
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	150	154
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	3,130	3,164
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2028	750	752
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	850	890
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	515	538
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	275	289
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2028	2,005	1,997
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	13,045	13,864
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	175	187
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	3,125	3,360
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	275	299
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	4,445	4,857
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	6,195	6,799
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	5,145	5,289
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	8,190	9,081
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,000	1,010
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	5,970	6,632
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2032	2,000	2,026
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	4,400	4,936
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	5,000	5,656
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	7,195	7,209
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/2026	2,260	2,288
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/2026	1,575	1,594
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/2026	10,075	10,222
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2027	8,130	8,236
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	4,345	4,650
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	3,885	4,152
[4,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.050%	11/3/2025	12,800	12,800
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.420%	11/6/2025	4,275	4,275
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.230%	11/5/2025	14,500	14,500
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2026	4,360	4,390
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.180%	3.400%	8/15/2054	13,075	13,003
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	3.625%	11/1/2029	370	371
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2034	1,000	1,034
[4]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collaboration Inc. Project)	5.000%	8/1/2027	5,500	5,558
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.950%	3/1/2026	875	868
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.050%	9/1/2026	820	803
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.150%	3/1/2027	850	818
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.850%	3/1/2027	1,225	1,198
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.250%	9/1/2027	870	828
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.400%	3/1/2028	750	709
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.500%	9/1/2028	790	743
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.600%	3/1/2029	855	795
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.700%	9/1/2029	835	772
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/2047	2,570	2,581
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/2048	1,465	1,467
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.250%	3/1/2049	880	889
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/2052	1,215	1,192
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/2052	2,540	2,494
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/2053	8,470	8,776
108

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2054	4,255	4,667
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	2,690	2,914
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	8,455	9,241
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.250%	9/1/2055	4,270	4,756
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2025	4,380	4,380
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2026	5,840	5,841
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2027	1,235	1,235
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.050%	5/3/2027	7,830	7,812
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	11,460	11,542
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2028	7,500	7,481
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (100 E . National Project) PUT	5.000%	8/1/2026	1,035	1,047
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (New Hampton Gardens Project) PUT	5.000%	12/1/2026	7,500	7,651
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (The Intersect Project) PUT	5.000%	2/1/2027	1,625	1,662
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	25,067	25,357
					801,372
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2027	205	208
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2029	120	123
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2030	500	518
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/2026	34,000	33,473
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/2052	770	766
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2053	2,695	2,834
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	3,995	4,467
					42,389
Total Tax-Exempt Municipal Bonds (Cost $31,839,970)					32,099,411
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	47,239	30,174
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	20,569	13,884
Total Taxable Municipal Bonds (Cost $42,571)					44,058
				Shares
Temporary Cash Investments (1.9%)
Investment Company (1.9%)
[19]	Vanguard Municipal Low Duration Fund (Cost $637,804)	3.306%		63,780,622	637,806
Total Investments (99.8%) (Cost $32,520,345)					32,781,275
Other Assets and Liabilities—Net (0.2%)					61,515
Net Assets (100%)					32,842,790
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $1,674,221, representing 5.1% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Non-income-producing security—security in default.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Securities with a value of $1,820 have been segregated as initial margin for open futures contracts.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
14	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
109

Limited-Term Tax-Exempt Fund
17	Step bond.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	December 2025	(1,023)	(111,723)	254

See accompanying Notes, which are an integral part of the Financial Statements.
110

Limited-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $31,882,541)	32,143,469
Affiliated Issuers (Cost $637,804)	637,806
Total Investments in Securities	32,781,275
Investment in Vanguard	793
Cash	2,205
Receivables for Investment Securities Sold	44,630
Receivables for Accrued Income	386,910
Receivables for Capital Shares Issued	26,050
Variation Margin Receivable—Futures Contracts	—
Other Assets	261
Total Assets	33,242,124
Liabilities
Payables for Investment Securities Purchased	336,794
Payables for Capital Shares Redeemed	37,170
Payables for Distributions	24,048
Payables to Vanguard	1,322
Total Liabilities	399,334
Net Assets	32,842,790
At October 31, 2025, net assets consisted of:

Paid-in Capital	33,174,260
Total Distributable Earnings (Loss)	(331,470)
Net Assets	32,842,790

Investor Shares—Net Assets
Applicable to 77,728,676 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	854,797
Net Asset Value Per Share—Investor Shares	$11.00

Admiral™ Shares—Net Assets
Applicable to 2,908,743,633 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,987,993
Net Asset Value Per Share—Admiral Shares	$11.00

See accompanying Notes, which are an integral part of the Financial Statements.
111

Limited-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Interest[1]	994,765
Total Income	994,765
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,977
Management and Administrative—Investor Shares	1,212
Management and Administrative—Admiral Shares	21,310
Marketing and Distribution—Investor Shares	40
Marketing and Distribution—Admiral Shares	1,569
Custodian Fees	150
Auditing Fees	31
Shareholders’ Reports and Proxy Fees—Investor Shares	15
Shareholders’ Reports and Proxy Fees—Admiral Shares	210
Trustees’ Fees and Expenses	17
Other Expenses	304
Total Expenses	28,835
Expenses Paid Indirectly	(97)
Net Expenses	28,738
Net Investment Income	966,027
Realized Net Gain (Loss)
Investment Securities Sold[1]	(38,543)
Futures Contracts	(3,184)
Realized Net Gain (Loss)	(41,727)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	421,900
Futures Contracts	254
Change in Unrealized Appreciation (Depreciation)	422,154
Net Increase (Decrease) in Net Assets Resulting from Operations	1,346,454
1	Interest income from an affiliated company of the fund was $18,425. There was no realized net gain (loss) or change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
112

Limited-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	966,027	833,666
Realized Net Gain (Loss)	(41,727)	(157,098)
Change in Unrealized Appreciation (Depreciation)	422,154	1,137,449
Net Increase (Decrease) in Net Assets Resulting from Operations	1,346,454	1,814,017
Distributions
Investor Shares	(24,363)	(22,423)
Admiral Shares	(936,253)	(810,439)
Total Distributions	(960,616)	(832,862)
Capital Share Transactions
Investor Shares	39,533	(52,957)
Admiral Shares	2,145,867	132,429
Net Increase (Decrease) from Capital Share Transactions	2,185,400	79,472
Total Increase (Decrease)	2,571,238	1,060,627
Net Assets
Beginning of Period	30,271,552	29,210,925
End of Period	32,842,790	30,271,552

See accompanying Notes, which are an integral part of the Financial Statements.
113

Limited-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.86	$10.51	$10.47	$11.17	$11.20
Investment Operations
Net Investment Income[1]	.329	.296	.239	.149	.141
Net Realized and Unrealized Gain (Loss) on Investments	.138	.350	.040	(.698)	(.029)
Total from Investment Operations	.467	.646	.279	(.549)	.112
Distributions
Dividends from Net Investment Income	(.327)	(.296)	(.239)	(.151)	(.142)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.327)	(.296)	(.239)	(.151)	(.142)
Net Asset Value, End of Period	$11.00	$10.86	$10.51	$10.47	$11.17
Total Return[2]	4.37%	6.19%	2.66%	-4.95%	1.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$855	$805	$830	$1,143	$1,506
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	3.02%	2.73%	2.24%	1.37%	1.26%
Portfolio Turnover Rate	36%	50%	55%	65%	37%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.
114

Limited-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.86	$10.51	$10.47	$11.17	$11.20
Investment Operations
Net Investment Income[1]	.338	.305	.249	.158	.150
Net Realized and Unrealized Gain (Loss) on Investments	.138	.349	.039	(.699)	(.029)
Total from Investment Operations	.476	.654	.288	(.541)	.121
Distributions
Dividends from Net Investment Income	(.336)	(.304)	(.248)	(.159)	(.151)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.336)	(.304)	(.248)	(.159)	(.151)
Net Asset Value, End of Period	$11.00	$10.86	$10.51	$10.47	$11.17
Total Return[2]	4.45%	6.27%	2.74%	-4.87%	1.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,988	$29,466	$28,381	$30,135	$37,525
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	3.10%	2.82%	2.33%	1.46%	1.34%
Portfolio Turnover Rate	36%	50%	55%	65%	37%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
115

Limited-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 0% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
116

Limited-Term Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $793,000, representing less than 0.01% of the fund’s net assets and 0.32% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $97,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	32,099,411	—	32,099,411
Taxable Municipal Bonds	—	44,058	—	44,058
Temporary Cash Investments	637,806	—	—	637,806
Total	637,806	32,143,469	—	32,781,275
Derivative Financial Instruments
Assets
Futures Contracts[1]	254	—	—	254
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	24,744
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	268,340
Capital Loss Carryforwards	(600,506)
Qualified Late-Year Losses	—
Other Temporary Differences	(24,048)
Total	(331,470)
117

Limited-Term Tax-Exempt Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Tax-Exempt Income	959,250	832,862
Ordinary Income*	1,366	—
Long-Term Capital Gains	—	—
Total	960,616	832,862
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	32,512,935
Gross Unrealized Appreciation	391,967
Gross Unrealized Depreciation	(123,627)
Net Unrealized Appreciation (Depreciation)	268,340
F.	During the year ended October 31, 2025, the fund purchased $12,326,447,000 of investment securities and sold $10,428,844,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2025, such purchases were $227,330,000 and sales were $269,305,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	239,105	21,927	171,983	15,926
Issued in Lieu of Cash Distributions	20,718	1,899	19,383	1,791
Redeemed	(220,290)	(20,239)	(244,323)	(22,617)
Net Increase (Decrease)—Investor Shares	39,533	3,587	(52,957)	(4,900)
Admiral Shares
Issued	7,838,076	719,413	7,299,809	675,111
Issued in Lieu of Cash Distributions	677,401	62,106	581,312	53,696
Redeemed	(6,369,610)	(585,293)	(7,748,692)	(717,680)
Net Increase (Decrease)—Admiral Shares	2,145,867	196,226	132,429	11,127
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer
118

Limited-Term Tax-Exempt Fund
collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
119

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Limited-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Limited-Term Tax-Exempt Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
120

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
Q310 122025
121

Financial Statements
For the year ended October 31, 2025
Vanguard Long-Term Tax-Exempt Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	73
Tax information	74

Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (94.7%)
Alabama (3.7%)
	Alabama GO	4.000%	11/1/2031	4,000	4,009
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2038	1,465	1,494
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.250%	6/1/2050	3,935	4,180
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.250%	6/1/2055	3,975	4,203
	Auburn University College & University Revenue	5.000%	6/1/2043	5,000	5,129
	Auburn University College & University Revenue	5.000%	6/1/2050	3,000	3,175
	Auburn University College & University Revenue	5.000%	6/1/2055	12,985	13,678
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2036	695	712
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	27,575	28,324
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	18,430	19,191
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	32,290	33,973
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	28,595	30,349
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2035	20,895	22,628
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	7,980	8,657
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	10,755	10,884
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	25,195	25,592
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	4,965	5,293
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	38,850	42,200
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	4,960	5,124
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	12,710	13,800
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	12,875	14,129
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/2034	22,260	24,138
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	1,630	1,636
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	1,560	1,529
	East Alabama Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2030	1,000	1,011
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	29,985	31,163
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2035	3,995	4,301
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	485	535
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/2032	2,405	2,641
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2054	1,215	1,237
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2054	1,185	1,207
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	625	623
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	605	596
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2039	690	674
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	545	524
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	645	612
	Jefferson County AL Sewer Revenue	5.250%	10/1/2040	5,000	5,468
	Jefferson County AL Sewer Revenue	5.250%	10/1/2041	5,000	5,438
	Jefferson County AL Sewer Revenue	5.250%	10/1/2042	4,000	4,299
	Jefferson County AL Sewer Revenue	5.250%	10/1/2044	1,175	1,250
	Jefferson County AL Sewer Revenue	5.250%	10/1/2045	5,825	6,152
	Jefferson County AL Sewer Revenue	5.500%	10/1/2053	20,350	21,442
	Limestone County Water & Sewer Authority Water Revenue	4.250%	12/1/2054	1,450	1,358
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2034	1,685	1,831
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/2025	7,005	7,011
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	17,810	18,946
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/2026	430	431
	Oxford AL GO	5.000%	7/1/2052	2,500	2,589
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	36,695	39,590
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	24,620	27,274
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	3,810	4,103
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	31,990	34,246
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	12,315	12,596
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2) PUT	4.000%	12/1/2031	2,000	2,058
1

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	1,215	1,317
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	12,280	12,784
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	29,425	31,248
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	1,610	1,717
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	5,665	6,098
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	2,225	2,417
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.250%	11/1/2035	34,020	37,759
	University of Alabama College & University Revenue	4.000%	7/1/2040	2,000	2,042
	University of Alabama College & University Revenue	4.000%	7/1/2041	7,420	7,511
	University of Alabama College & University Revenue	4.000%	7/1/2046	8,665	8,301
	University of Alabama College & University Revenue	4.000%	7/1/2047	5,000	4,760
	University of Alabama College & University Revenue	4.000%	7/1/2048	1,745	1,651
	University of Alabama College & University Revenue	4.000%	7/1/2054	1,000	916
[1]	University of South Alabama College & University Revenue	5.000%	10/1/2029	1,000	1,037
[1]	University of South Alabama College & University Revenue	5.000%	10/1/2030	1,020	1,059
[1]	University of South Alabama College & University Revenue	5.000%	10/1/2031	1,000	1,038
[1]	University of South Alabama College & University Revenue	5.000%	10/1/2032	750	778
[1]	University of South Alabama College & University Revenue	5.000%	10/1/2033	1,435	1,487
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/2028	2,120	2,147
					691,300
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	2,115	2,317
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2032	850	938
	Municipality of Anchorage AK GO	4.000%	9/1/2037	1,000	1,025
	Municipality of Anchorage AK GO	4.000%	9/1/2038	1,000	1,019
	Municipality of Anchorage AK GO	4.000%	9/1/2039	2,620	2,653
	Municipality of Anchorage AK GO	4.000%	9/1/2040	1,500	1,509
	Municipality of Anchorage AK GO	4.000%	9/1/2041	1,285	1,275
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	5,465	4,573
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	740	721
					16,030
Arizona (1.1%)
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2036	1,500	1,643
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2037	2,235	2,434
[2]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2049	1,610	1,485
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2041	505	463
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2051	2,450	2,046
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2061	4,660	3,746
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	1,000	1,008
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	500	495
[2]	Arizona IDA Health, Hospital, Nursing Home Revenue	7.625%	5/1/2054	6,125	6,848
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2031	605	684
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/2041	4,946	5,145
[1]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2054	2,000	2,029
[2,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/2050	4,000	122
[2,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/2051	5,000	153
	Arizona State University College & University Revenue	5.000%	7/1/2043	5,400	5,568
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.700%	7/1/2051	5,020	3,445
	Bullhead AZ Excise Taxes Sales Tax Revenue	4.000%	7/1/2052	1,035	947
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	4,810	4,829
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	330	330
[4]	Glendale IDA College & University Revenue	5.000%	5/15/2045	2,000	2,105
[5]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2043	1,275	1,377
[5]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2044	1,000	1,071
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/2048	1,350	1,310
[2]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2041	1,275	1,150
[2]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2049	3,500	3,376
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2055	11,535	9,503
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	1,350	1,457
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2041	5,000	5,133
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	1,000	1,069
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	1,500	1,573
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	2,750	2,866
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	220	223
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/2033	200	210
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/2034	200	209
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/2035	250	260
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/2037	250	257
2

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Mesa AZ Utility System Multiple Utility Revenue	4.000%	7/1/2044	2,430	2,374
[5]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2045	3,500	3,739
	Peoria AZ GO	5.000%	7/15/2036	1,475	1,734
	Peoria AZ GO	5.000%	7/15/2037	3,100	3,613
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2035	2,100	2,208
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	2,990	3,133
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	3,350	3,499
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2038	3,440	3,584
[6]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2042	3,000	3,580
[6]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2043	1,500	1,776
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	6,540	6,744
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2037	3,750	3,807
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2042	3,000	3,020
[2]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2041	1,000	880
[2]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2057	6,250	4,786
[2]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2057	500	383
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2046	2,175	1,974
[1]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2042	1,700	1,849
[1]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2043	2,360	2,542
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/2032	1,035	1,041
	Queen Creek AZ Excise Tax Sales Tax Revenue	4.000%	8/1/2050	1,345	1,268
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2050	23,050	24,065
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2053	12,450	13,275
[4]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2055	12,500	13,461
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/2037	3,060	3,348
	Sierra Vista IDA Charter School Aid Revenue	6.500%	6/15/2055	2,340	2,375
	Sierra Vista IDA Charter School Aid Revenue	6.500%	6/15/2060	4,665	4,719
[2]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.750%	6/15/2058	7,250	7,283
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/2054	5,520	5,754
					208,383
Arkansas (0.1%)
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/2055	1,480	1,560
[5]	Fort Smith AR Sales & Use Sales Tax Revenue	5.250%	11/1/2050	1,645	1,751
[5]	Fort Smith AR Sales & Use Sales Tax Revenue	5.250%	11/1/2055	2,185	2,318
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2042	1,000	1,056
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2043	1,000	1,049
	Rogers School District No. 30 GO	3.000%	2/1/2030	4,660	4,661
					12,395
California (7.7%)
[5,7]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/2037	0.000%	10/1/2052	9,000	5,142
	Alameda County Fire Department GO	5.250%	6/1/2055	6,500	7,078
[5]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	7,000	6,310
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.500%	10/1/2055	8,000	8,454
	Antelope Valley Community College District GO	0.000%	8/1/2047	1,000	361
	Antelope Valley Community College District GO	0.000%	8/1/2048	1,330	456
[4]	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2033	10,000	10,934
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/2029	1,200	1,268
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	19,115	19,403
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	7,270	7,748
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	11,475	12,136
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	9,600	10,313
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	9,945	10,939
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	7,425	8,016
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	13,320	14,508
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	2,150	2,330
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	27,500	30,080
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	13,775	14,778
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	35,800	38,022
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	22,225	24,788
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	4,360	4,671
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	14,770	15,101
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	50,000	53,266
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	14,005	14,960
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	14,475	15,823
3

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	29,140	31,088
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	19,470	20,875
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	7,320	8,061
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	20,035	21,991
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/2050	11,100	7,193
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2050	1,110	873
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	1,500	1,136
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	5,000	4,182
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/2056	2,500	1,677
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	1,000	861
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	1,075	929
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	8,000	9,469
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	4,555	5,301
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2049	14,900	17,074
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2051	9,050	10,348
	California GO	3.000%	10/1/2036	5,400	5,287
	California GO	3.000%	10/1/2037	4,750	4,544
	California GO	3.000%	11/1/2040	4,500	4,057
	California GO	3.000%	11/1/2041	5,500	4,806
	California GO	5.000%	8/1/2043	12,750	14,138
	California GO	4.000%	9/1/2043	16,165	16,271
	California GO	5.000%	8/1/2044	3,950	4,344
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,000	1,132
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	1,000	1,087
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2047	9,435	7,367
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2047	3,700	4,197
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2054	4,335	4,713
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	10/1/2035	3,785	4,307
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	9,335	9,584
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	6,600	6,679
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	13,864	13,782
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	13,114	12,642
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	1,760	1,819
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	10,000	10,146
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	7,500	7,587
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2041	1,485	1,497
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2046	7,370	7,987
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	16,725	18,049
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/2059	6,385	6,872
[2]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/2054	20,000	20,537
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2046	2,470	1,842
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	8,000	7,077
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	9,095	7,895
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/2040	1,255	1,276
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.325%	11/20/2040	8,400	8,460
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.325%	11/20/2040	2,265	2,166
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.440%	2/20/2041	3,977	3,709
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	4,465	3,389
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	1,200	889
[2]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/2064	1,550	1,635
[2]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/2054	4,920	4,784
[2]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2059	13,420	12,615
[2]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.750%	7/1/2065	4,000	4,280
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2045	1,955	2,121
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2046	4,610	4,970
[4]	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2046	1,675	1,812
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2049	2,500	2,392
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2050	12,805	13,630
	California State University College & University Revenue	5.000%	11/1/2044	11,135	12,209
	California State University College & University Revenue	4.000%	11/1/2049	2,300	2,219
	California State University College & University Revenue	5.250%	11/1/2050	9,650	10,505
	California State University College & University Revenue	4.000%	11/1/2055	2,825	2,670
	California State University College & University Revenue PUT	3.125%	11/1/2026	1,000	1,000
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2039	1,000	911
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	4.250%	9/1/2035	3,000	3,120
[1]	Central Unified School District COP	5.250%	8/1/2050	2,125	2,249
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	15,175	16,785
	Chaffey Joint Union High School District GO	4.000%	8/1/2052	5,025	4,773
[5]	Chula Vista Elementary School District COP	2.000%	9/1/2046	6,500	3,991
4

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Chula Vista Elementary School District COP	2.000%	9/1/2051	3,500	1,963
	Clovis Unified School District GO	4.000%	8/1/2048	8,500	8,181
[2]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/2051	9,950	7,461
	Coast Community College District GO	3.000%	8/1/2039	4,300	3,955
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2056	10,000	6,499
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2056	4,505	4,054
	Downey Unified School District GO	3.000%	8/1/2046	5,720	4,607
	Downey Unified School District GO	3.000%	8/1/2047	6,240	4,968
[6]	El Camino Healthcare District GO	0.000%	8/1/2030	5,000	4,392
	El Dorado Irrigation District COP	4.000%	3/1/2050	3,875	3,651
	Foothill-De Anza Community College District GO	3.000%	8/1/2038	1,625	1,528
	Foothill-De Anza Community College District GO	3.000%	8/1/2038	750	705
	Foothill-De Anza Community College District GO	3.000%	8/1/2039	1,210	1,113
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,500	1,349
[2,8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/2035	9,059	8,276
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	5,991	5,629
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	4,861	4,130
[8]	Freddie Mac Pool	3.600%	7/1/2040	3,948	3,680
	Fresno Unified School District GO	3.000%	8/1/2055	6,500	4,777
	Fullerton Joint Union High School District GO	4.000%	8/1/2048	1,795	1,733
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	9,955	9,390
	Gavilan Joint Community College District GO	3.000%	8/1/2045	8,215	6,648
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/2051	3,500	2,635
	Glendale CA Community College District GO	0.000%	8/1/2033	1,405	1,092
[1]	Hayward Unified School District GO	5.000%	8/1/2040	7,070	7,373
	Irvine Unified School District GO	2.250%	9/1/2049	7,775	5,038
	Kern Community College District GO	3.000%	8/1/2046	4,890	3,925
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2042	1,000	952
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	5.000%	8/1/2054	5,020	5,261
	Long Beach CA Water Revenue	4.000%	5/1/2054	1,250	1,195
[5]	Long Beach Unified School District GO	0.000%	8/1/2033	500	399
	Los Angeles CA Unified School District GO	4.000%	7/1/2049	1,200	1,157
	Los Angeles CA Unified School District GO	5.250%	7/1/2049	8,065	8,761
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2054	4,675	5,028
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	1,155	1,277
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2043	1,170	1,297
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	2,245	2,470
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2050	7,500	8,178
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/2051	1,800	1,254
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2053	1,000	934
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2054	5,050	5,601
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2048	1,750	1,916
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2055	4,800	5,176
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	700	783
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	630	715
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	410	465
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	535	607
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	320	360
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	100	113
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	800	908
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	155	176
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	90	102
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	510	579
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	200	226
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	265	304
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	160	178
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	310	348
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	125	142
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	475	545
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	925	1,062
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	300	344
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	845	950
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	335	368
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	20	22
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	2,315	2,564
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	5	6
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	810	931
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	265	305
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	350	385
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	5	6
5

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	140	154
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,365	1,547
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	860	981
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	25	27
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	285	312
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	45	50
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	150	169
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	960	1,086
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	325	353
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	295	323
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	15	17
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	240	272
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	40	44
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	2,125	2,370
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	115	128
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	210	236
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	30	33
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	50	55
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	110	123
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	260	292
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	255	279
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	45	49
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	150	167
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	615	686
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	180	193
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	830	919
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	265	295
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,450	2,714
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	920	1,010
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	2,905	3,073
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	30	32
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	575	622
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	30	33
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	275	299
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	200	211
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	820	873
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	30	32
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	60	64
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,435	1,546
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	90	97
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	100	106
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,480	1,559
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,295	1,379
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,065	1,138
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	300	321
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	9,045	9,644
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	6,265	6,498
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	2,145	2,230
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	4,040	4,240
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	2,985	3,115
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	1,985	2,081
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	490	512
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	3,535	3,701
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	815	842
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	320	333
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	1,535	1,592
[1]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	2,300	2,411
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	9,080	9,429
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	1,480	1,540
[1]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	1,725	1,806
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	300	336
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	495	554
6

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	80	90
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	250	284
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	355	403
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	685	778
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,330	1,529
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	120	135
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	570	645
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	300	345
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	500	563
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	125	144
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	140	153
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	15	17
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	100	114
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	30	33
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	100	115
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	490	541
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	415	448
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	2,150	2,389
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	165	188
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	75	82
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	90	101
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	220	241
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	60	66
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	740	801
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	175	197
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	270	305
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	700	763
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	2,175	2,386
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	40	43
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	645	708
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	260	290
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	155	174
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	90	98
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	55	61
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	35	39
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	125	135
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,815	1,996
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	85	91
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	80	87
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	280	305
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	705	771
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	5,285	5,610
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	295	314
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	240	258
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	155	167
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	435	461
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	700	746
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	185	196
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	395	424
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	1,415	1,504
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	1,640	1,748
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	130	136
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	1,160	1,211
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2050	100	104
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	8,555	8,852
	Midpeninsula Regional Open Space District Field Employees Corp. GO	4.000%	3/1/2054	1,140	1,091
	Monterey Peninsula Community College District GO	4.000%	8/1/2051	2,000	1,899
	Mount Diablo Unified School District GO	5.000%	8/1/2042	1,300	1,450
	Mt San Antonio Community College District GO	5.250%	8/1/2055	8,485	9,214
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	1,815	1,965
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2050	7,750	5,929
	Oakland CA GO	5.500%	7/15/2053	1,575	1,704
	Oakland CA GO	5.500%	7/15/2053	2,005	2,170
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2044	1,000	1,088
	Palomar Health GO	0.000%	8/1/2037	5,415	2,834
[5]	Palomar Health GO	7.000%	8/1/2038	10,000	11,222
	Poway Unified School District GO	0.000%	8/1/2051	14,500	4,539
7

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside Community College District GO	4.000%	8/1/2050	5,070	4,826
	Riverside Community College District GO	4.000%	8/1/2054	1,000	940
[5]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/2033	4,345	4,415
[5]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/2034	4,000	4,056
	Romoland School District Special Tax Revenue	5.000%	9/1/2049	1,000	1,022
[4,5]	Sacramento CA City Unified School District GO	5.000%	8/1/2045	2,250	2,424
[4,5]	Sacramento CA City Unified School District GO	5.000%	8/1/2045	3,475	3,743
[6]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2028	15,815	14,474
	Sacramento Metropolitan Fire District GO	4.000%	8/1/2050	7,655	7,309
	Sacramento Metropolitan Fire District GO	4.000%	8/1/2051	5,935	5,652
	San Diego CA Unified School District GO	0.000%	7/1/2033	2,500	1,892
	San Diego CA Unified School District GO	0.000%	7/1/2035	3,605	2,503
	San Diego CA Unified School District GO	0.000%	7/1/2037	14,000	9,482
	San Diego CA Unified School District GO	5.000%	7/1/2041	475	568
	San Diego CA Unified School District GO	5.000%	7/1/2042	1,055	1,246
	San Diego CA Unified School District GO	5.000%	7/1/2043	510	589
	San Diego CA Unified School District GO	5.000%	7/1/2044	645	738
	San Diego CA Unified School District GO	5.000%	7/1/2045	500	569
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2056	16,000	16,506
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	4,650	4,711
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2052	1,730	1,670
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2044	1,760	1,920
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2045	1,505	1,632
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	10/15/2055	7,045	7,613
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2036	2,250	2,196
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2044	1,000	1,108
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2045	1,115	1,229
[1]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	5,035	3,862
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	3,000	2,471
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2047	1,735	1,814
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	10,000	10,835
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/2051	1,685	1,594
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/2051	3,000	2,838
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	1,000	1,048
	San Francisco Unified School District GO	3.000%	6/15/2039	2,000	1,843
	San Francisco Unified School District GO	3.000%	6/15/2040	2,000	1,799
	San Francisco Unified School District GO	5.000%	6/15/2044	1,250	1,341
[5]	San Jacinto Unified School District COP	5.000%	9/1/2037	1,850	1,999
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2050	1,000	918
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/2035	13,545	15,659
	San Juan Unified School District GO	4.000%	8/1/2049	1,995	1,902
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.500%	11/15/2047	5,165	5,618
[5]	Sanger Unified School District GO	3.000%	8/1/2044	2,000	1,651
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2036	2,500	2,457
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.125%	7/1/2046	5,500	3,585
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.250%	7/1/2051	6,500	3,990
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/2042	1,585	1,349
[5]	Simi Valley Unified School District GO	0.000%	8/1/2029	1,495	1,361
	Solano County Community College District GO	3.000%	8/1/2050	3,100	2,325
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2037	4,855	5,426
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	7,175	7,754
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2031	4,710	5,278
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	7,295	7,693
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2038	2,500	2,816
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	470	500
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2049	7,545	8,048
[1]	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2050	5,445	5,853
	Southwestern Community College District GO	3.000%	8/1/2040	2,000	1,786
	Southwestern Community College District GO	5.250%	8/1/2055	5,000	5,442
	State Center Community College District GO	3.000%	8/1/2039	2,600	2,388
	State Center Community College District GO	3.000%	8/1/2041	5,250	4,544
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2049	360	353
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/2045	1,375	1,110
8

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/2050	1,500	1,154
	University of California College & University Revenue	5.000%	5/15/2038	4,940	5,760
	University of California College & University Revenue	5.000%	5/15/2044	2,250	2,475
	University of California College & University Revenue	5.000%	5/15/2045	2,105	2,304
	University of California College & University Revenue	5.000%	5/15/2047	5,155	5,599
	University of California College & University Revenue	5.000%	5/15/2053	15,790	16,783
[5]	Val Verde Unified School District GO	3.000%	8/1/2047	1,730	1,385
[5]	Val Verde Unified School District GO	4.000%	8/1/2048	555	533
					1,434,884
Colorado (1.9%)
[1]	Adams & Arapahoe Counties Joint School District 28J Aurora COP	5.500%	12/1/2050	6,125	6,596
[1]	Adams & Arapahoe Counties Joint School District 28J Aurora COP	5.500%	12/1/2054	3,895	4,182
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/2031	1,515	1,516
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/2038	1,370	1,403
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/2039	1,000	1,018
	Adams County CO COP	4.000%	12/1/2054	1,000	915
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/2043	7,130	7,517
	Aurora CO Sewer Revenue (Interceptor Pipeline Project)	4.000%	8/1/2053	4,495	4,226
	Aurora CO Water Revenue	4.000%	8/1/2054	3,855	3,583
	Berthoud CO COP	4.000%	12/1/2049	5,925	5,374
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2036	1,365	1,567
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2043	2,000	2,231
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2050	1,360	1,448
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2055	1,870	1,982
	Boulder CO COP	5.000%	11/1/2043	3,615	3,906
	Brighton CO Water Activity Water Revenue (Water System Project)	4.000%	6/1/2046	2,850	2,723
	Brighton CO Water Activity Water Revenue (Water System Project)	4.250%	6/1/2055	5,675	5,451
[5]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/2050	1,180	1,083
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/2048	1,300	1,363
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/2053	2,650	2,761
[2]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/2029	2,581	2,584
	Colorado COP	6.000%	12/15/2040	5,000	5,801
	Colorado COP	6.000%	12/15/2041	3,570	4,109
	Colorado COP	4.000%	3/15/2046	4,530	4,359
	Colorado COP	5.000%	11/1/2053	2,300	2,418
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/2038	1,000	1,030
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/2048	2,500	2,233
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2055	5,000	4,956
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2051	750	625
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2061	1,350	1,077
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/2043	4,750	4,823
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,020	1,088
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2037	1,550	1,709
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2039	1,925	1,905
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	1,200	1,268
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	2,235	2,426
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2040	21,410	21,336
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2041	1,750	1,849
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2042	1,500	1,334
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2042	2,000	2,096
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2050	20,850	18,503
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/2051	7,960	5,633
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2052	8,900	8,143
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/2026	1,010	1,029
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2048	1,000	850
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.250%	11/1/2048	850	854
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.750%	5/1/2050	755	755
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/2055	1,770	2,010
	Colorado School of Mines College & University Revenue	5.250%	12/1/2053	6,000	6,317
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2039	1,000	1,071
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2041	1,170	1,286
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2042	1,665	1,816
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	1,180	1,272
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	1,060	1,143
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2051	4,300	4,068
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2052	4,000	4,237
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2053	15,675	16,702
9

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2055	10,000	10,779
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/2043	1,295	1,332
[1]	Colorado Springs School District No. 11 Facilities Corp. COP	5.250%	12/15/2048	1,250	1,325
[5]	Colorado Water Resources & Power Development Authority Sewer Revenue	5.000%	9/1/2055	1,730	1,795
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2042	1,600	1,754
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2043	1,630	1,772
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2044	1,085	1,171
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2054	9,645	10,207
	Denver City & County School District No. 1 GO	3.000%	12/1/2043	2,565	2,095
	Denver City & County School District No. 1 GO	5.000%	12/1/2045	1,240	1,303
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2051	3,500	3,201
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	6.000%	12/1/2055	1,000	1,083
[2]	DIATC Metropolitan District GO	5.000%	12/1/2039	1,000	1,004
[4]	Durango CO Sales & Use Tax Sales Tax Revenue	5.000%	12/1/2042	500	550
[4]	Durango CO Sales & Use Tax Sales Tax Revenue	5.000%	12/1/2043	500	544
[4]	Durango CO Sales & Use Tax Sales Tax Revenue	5.000%	12/1/2044	500	540
[4]	Durango CO Sales & Use Tax Sales Tax Revenue	5.000%	12/1/2045	525	563
[4]	Durango CO Sales & Use Tax Sales Tax Revenue	5.250%	12/1/2050	900	978
[4]	Durango CO Sales & Use Tax Sales Tax Revenue	5.250%	12/1/2055	900	972
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2029	4,120	3,701
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	6,560	5,718
	Eagle County School District No. Re50J GO	4.000%	12/1/2041	2,535	2,554
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/2038	1,070	1,169
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/2041	2,150	2,302
	Grand County School District No. 2 East Grand GO	4.000%	12/1/2039	1,390	1,419
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2042	1,000	1,077
[5]	Gypsum CO Sewer Revenue	4.000%	12/1/2049	1,345	1,260
[5]	Gypsum CO Sewer Revenue	5.000%	12/1/2054	8,675	9,002
	Independence Metropolitan District No. 3 GO	5.375%	12/1/2054	1,540	1,544
	Jefferson County School District R-1 GO	4.000%	12/15/2037	2,220	2,277
[5]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/2046	3,906	3,687
	Montrose CO COP	5.000%	12/1/2055	1,060	1,093
[5]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2042	1,150	1,220
[5]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2043	2,500	2,632
[5]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2044	2,500	2,617
	Parker CO Water & Sanitation District Water Revenue	4.000%	11/1/2052	12,800	11,677
	Prairie Center Metropolitan District No. 3 GO	5.875%	12/15/2046	1,000	1,053
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/2035	1,860	1,996
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/2036	2,850	3,046
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/2038	4,440	4,708
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/2040	1,050	1,072
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/2054	1,250	1,299
	University of Colorado College & University Revenue	4.125%	6/1/2045	1,000	995
	University of Colorado College & University Revenue	4.125%	6/1/2045	1,000	995
	University of Colorado College & University Revenue	4.000%	6/1/2048	4,900	4,589
	University of Colorado College & University Revenue	4.000%	6/1/2051	1,000	925
	University of Colorado College & University Revenue	5.250%	6/1/2051	1,450	1,566
	University of Colorado College & University Revenue	4.250%	6/1/2055	4,000	3,863
	University of Colorado College & University Revenue	5.250%	6/1/2055	14,400	15,507
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2036	4,155	4,452
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2044	3,000	3,116
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/2044	3,015	3,133
	Weld County School District No. RE-4 GO	5.000%	12/1/2042	2,145	2,311
					358,103
Connecticut (0.4%)
	Connecticut GO	3.000%	1/15/2033	1,090	1,091
	Connecticut GO	3.000%	6/1/2035	1,000	977
	Connecticut GO	3.000%	6/1/2038	2,000	1,838
	Connecticut GO	3.000%	1/15/2039	4,710	4,337
[1]	Connecticut GO	5.000%	4/15/2039	5,050	5,345
	Connecticut GO	3.000%	1/15/2040	4,790	4,271
	Connecticut GO	3.000%	11/15/2042	1,600	1,393
	Connecticut GO	5.000%	3/15/2043	385	420
	Connecticut GO	5.000%	8/15/2043	3,845	4,207
	Connecticut GO	3.000%	11/15/2043	1,000	852
	Connecticut GO	5.000%	3/15/2044	225	244
	Connecticut GO	5.000%	8/15/2044	5,000	5,430
	Connecticut GO	5.000%	3/15/2045	215	232
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2045	1,190	1,194
10

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2050	2,310	2,275
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	3,365	3,626
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	2,570	2,837
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	2,250	2,341
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2037	4,500	4,659
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2044	860	930
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2045	1,430	1,539
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,750	1,751
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	2,925	2,843
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,300	1,245
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	1,830	1,726
	Metropolitan District GO	5.000%	7/15/2036	1,750	1,835
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2034	3,690	3,808
[2]	New Canaan Housing Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2035	4,000	4,000
	Norwalk Housing Authority Local or Guaranteed Housing Revenue	4.400%	9/1/2042	1,250	1,274
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.500%	10/1/2055	1,000	1,020
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.250%	10/1/2060	600	600
	University of Connecticut College & University Revenue	5.000%	8/15/2042	1,000	1,085
	University of Connecticut College & University Revenue	5.000%	8/15/2043	700	752
					71,977
Delaware (0.2%)
[2]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/2039	9,921	8,443
	Delaware GO	4.000%	5/1/2041	8,000	8,223
	Delaware GO	4.000%	5/1/2043	13,140	13,255
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	4.000%	10/1/2035	4,790	4,834
	University of Delaware College & University Revenue	5.000%	11/1/2041	1,620	1,853
	University of Delaware College & University Revenue	5.000%	11/1/2041	2,490	2,847
	University of Delaware College & University Revenue	5.000%	11/1/2042	1,840	2,083
	University of Delaware College & University Revenue	5.000%	11/1/2043	1,000	1,121
	University of Delaware College & University Revenue	5.000%	11/1/2043	2,090	2,342
					45,001
District of Columbia (1.7%)
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2050	1,500	1,402
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2055	1,000	921
	District of Columbia College & University Revenue	3.000%	4/1/2040	700	600
	District of Columbia College & University Revenue	3.000%	4/1/2041	750	629
	District of Columbia College & University Revenue	5.000%	4/1/2046	1,500	1,550
	District of Columbia College & University Revenue PUT	5.000%	4/3/2035	5,475	6,178
	District of Columbia GO	5.000%	10/15/2037	5,000	5,288
	District of Columbia GO	5.000%	10/15/2038	3,105	3,268
	District of Columbia GO	5.000%	6/1/2042	8,555	8,715
	District of Columbia GO	5.000%	6/1/2043	1,000	1,022
	District of Columbia GO	5.000%	10/15/2044	25,000	25,720
	District of Columbia Income Tax Revenue	5.000%	6/1/2036	4,475	5,210
	District of Columbia Income Tax Revenue	5.000%	6/1/2037	6,000	6,907
	District of Columbia Income Tax Revenue	5.000%	3/1/2040	2,605	2,760
	District of Columbia Income Tax Revenue	5.000%	5/1/2042	1,680	1,809
	District of Columbia Income Tax Revenue	5.000%	3/1/2044	11,485	11,926
	District of Columbia Income Tax Revenue	5.250%	5/1/2048	7,875	8,404
	District of Columbia Income Tax Revenue	5.000%	6/1/2050	24,665	26,052
	District of Columbia Income Tax Revenue	5.250%	6/1/2050	1,900	2,053
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2039	3,500	3,566
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2043	1,000	1,082
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	1,625	1,740
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2045	1,500	1,602
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2037	1,250	1,273
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2035	2,000	2,035
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2044	1,735	1,607
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2049	39,740	35,399
[5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2052	13,300	11,967
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	35,325	30,782
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2038	500	505
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2040	1,170	1,171
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2036	1,400	1,318
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2038	4,000	4,108
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2039	2,540	2,585
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2040	4,000	3,500
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2040	1,330	1,460
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2044	3,860	4,106
11

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2046	2,295	2,184
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2048	6,325	6,582
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2050	6,500	6,954
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2053	6,405	6,742
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2054	4,155	4,325
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2059	15,000	15,859
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2060	18,295	19,024
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2060	20,600	22,393
					314,283
Florida (4.1%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2046	1,200	1,011
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2046	2,500	2,107
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	10,000	8,953
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2056	3,335	3,690
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2039	5,500	6,086
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/2026	1,000	999
	Cape Coral FL Sewer Revenue	5.000%	9/1/2043	1,000	1,078
[1]	Cape Coral FL Water & Sewer Water Revenue	5.250%	10/1/2048	1,250	1,338
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2033	1,500	1,587
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/2056	11,430	10,147
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/2049	3,270	2,938
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/2054	1,400	1,233
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/2049	1,000	857
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/2055	845	812
[2]	Capital Trust Authority Charter School Aid Revenue	5.125%	6/15/2050	500	458
[2]	Capital Trust Authority Charter School Aid Revenue	6.250%	6/15/2053	4,250	4,326
[2]	Capital Trust Authority Charter School Aid Revenue	6.375%	6/15/2058	3,600	3,674
[2]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	5.000%	6/15/2034	610	637
[2]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	5.625%	6/15/2044	405	410
[2]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	6.000%	6/15/2054	1,050	1,065
[2]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	6.125%	6/15/2060	1,000	1,015
[5]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/2036	3,000	2,500
	Delray Beach FL Water & Sewer Water Revenue	5.000%	10/1/2042	500	554
	Delray Beach FL Water & Sewer Water Revenue	5.000%	10/1/2043	750	823
	Delray Beach FL Water & Sewer Water Revenue	5.000%	10/1/2044	700	763
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2043	8,930	9,127
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2045	18,515	16,573
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2038	1,000	1,009
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2039	1,050	1,054
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2040	1,135	1,126
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2041	1,100	1,077
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2054	2,570	2,677
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2043	8,260	8,134
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/2054	560	542
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/2059	600	570
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2051	395	383
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2051	905	877
[2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2051	3,000	2,790
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2042	1,500	1,568
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2043	1,110	1,153
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2044	1,000	1,033
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/2055	5,305	5,458
	Florida GO	4.000%	7/1/2041	6,875	7,041
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/2035	350	358
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/2036	400	409
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/2037	400	407
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/2039	785	716
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2055	3,225	3,538
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	3,185	3,540
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	2,790	3,110
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	2,500	2,503
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	5,600	5,698
	Fort Lauderdale FL (Parks & Recreation Projects) GO	3.000%	7/1/2049	8,990	6,892
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/2053	4,750	5,153
12

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/2048	5,335	5,829
	Fort Myers FL Utility System Water Revenue	5.500%	10/1/2049	5,000	5,451
[8]	Freddie Mac Pool	3.300%	8/1/2039	4,903	4,593
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2033	6,075	6,324
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2036	8,235	8,525
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.250%	6/1/2054	3,275	3,391
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	5.800%	5/1/2054	1,000	1,008
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.450%	5/1/2055	750	741
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2036	1,070	1,100
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	8,945	9,193
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2034	5,955	5,891
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2035	6,135	6,009
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2046	4,330	3,362
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	13,130	13,347
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2051	2,685	2,510
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/2045	2,000	1,836
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/2050	14,725	13,083
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	1,065	1,091
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2035	2,015	2,030
	Kissimmee FL Miscellaneous Revenue	5.000%	10/1/2054	19,695	20,562
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/2048	2,000	2,185
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	1,290	1,368
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,475	1,552
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2045	2,195	2,298
	Lee County School Board COP	4.000%	8/1/2046	1,165	1,104
	Manatee County FL Appropriations Revenue	5.500%	10/1/2053	8,870	9,673
	Marco Island FL Sales Tax Revenue	2.000%	10/1/2037	1,020	795
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/2031	1,635	1,637
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Programs)	5.250%	1/1/2049	8,000	8,614
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2032	2,905	3,005
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2033	1,500	1,547
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2034	1,640	1,688
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2035	1,770	1,810
[2,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2036	3,390	3,511
[2,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2037	3,000	3,109
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.250%	3/1/2053	25,245	26,462
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2042	8,810	9,690
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2043	17,560	19,144
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/2040	4,420	4,497
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2035	3,600	3,677
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2039	2,250	2,253
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2040	5,405	5,346
	Miami-Dade County FL GO	3.000%	7/1/2034	10,330	10,143
	Miami-Dade County FL GO	5.000%	7/1/2037	4,465	4,790
	Miami-Dade County FL GO	5.000%	7/1/2038	5,735	6,106
	Miami-Dade County FL GO	2.375%	7/1/2040	955	742
	Miami-Dade County FL GO	5.000%	7/1/2043	1,385	1,445
	Miami-Dade County FL GO	5.000%	7/1/2048	5,000	5,315
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	3,370	3,467
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	3,775	3,874
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	12,610	12,921
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	15,000	16,333
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2038	3,680	3,766
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2044	1,750	760
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2054	3,645	3,789
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/2037	4,885	4,661
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	3,225	3,308
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2045	5,000	5,248
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2049	4,265	3,885
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	885	908
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2046	1,070	981
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	5,860	5,187
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/2040	1,677	1,697
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2048	10,000	9,194
[5]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2049	15,000	14,134
	Mirada Community Development District Special Assessment Revenue	6.000%	5/1/2055	1,290	1,308
	Monroe County FL Sales Tax Revenue	5.000%	4/1/2046	5,600	5,872
[2]	Normandy Community Development District Special Assessment Revenue	5.550%	5/1/2054	990	958
13

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North AR-1 Pasco Community Development District Special Assessment Revenue	6.000%	5/1/2054	620	636
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2032	5,095	5,596
[2]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	5.750%	5/15/2055	690	701
[2]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	5.750%	5/15/2060	690	698
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2052	21,615	19,007
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2056	23,460	24,661
[5]	Orlando FL Miscellaneous Revenue	5.250%	11/1/2044	3,225	3,437
[5]	Orlando FL Miscellaneous Revenue	5.500%	11/1/2055	15,000	16,126
[5]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2036	2,335	2,409
[5]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2038	3,160	3,245
	Osceola County Expressway Authority Highway Revenue, Prere.	6.150%	10/1/2031	6,000	7,088
	Osceola County Expressway Authority Highway Revenue, Prere.	6.250%	10/1/2031	7,540	8,948
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2036	250	260
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2038	250	258
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2039	250	257
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/2054	9,455	8,343
	Palm Beach County Educational Facilities Authority College & University Revenue	5.000%	10/1/2043	1,000	1,010
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/2053	1,500	1,502
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.250%	6/1/2059	3,625	3,562
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	5,750	5,164
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/2056	1,800	1,455
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2047	470	475
	Palm Beach County School District COP	5.000%	8/1/2039	1,000	1,096
[2]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	10,000	10,779
[5]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2037	1,030	1,169
[5]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2038	885	997
[5]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2039	1,390	1,555
[5]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2040	3,090	3,429
[5]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2044	3,725	4,010
[5]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.750%	9/1/2054	8,000	8,600
[5]	Pasco County School Board COP	5.000%	8/1/2043	5,840	6,158
[2]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.000%	12/15/2048	3,285	3,215
[2]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.125%	12/15/2053	2,355	2,309
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/2042	12,000	12,181
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/2052	6,000	5,281
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/2049	6,850	6,303
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/2054	3,150	2,971
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/2042	5,220	4,341
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	5,000	4,683
	St. Lucie County FL Miscellaneous Revenue	4.250%	10/1/2044	2,415	2,442
[5]	St. Lucie County School Board (Master Lease Program) COP	5.250%	7/1/2053	10,000	10,446
	Tallahassee FL Utility System Water Revenue	5.250%	10/1/2055	6,000	6,403
	Tampa FL Appropriations Revenue	2.125%	10/1/2044	4,830	3,398
	Tampa FL Appropriations Revenue	2.500%	10/1/2051	1,000	692
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2045	4,735	4,863
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2035	400	276
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2037	2,010	1,254
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2038	3,000	1,774
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2041	1,200	591
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2042	1,150	530
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2045	2,150	819
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.550%	5/1/2055	400	402
[2]	Village Community Development District No. 15 Special Assessment Revenue	5.250%	5/1/2054	5,000	5,015
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2046	5,215	5,403
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2046	1,500	1,554
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2052	6,000	6,127
					761,114
Georgia (2.9%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2038	10,270	11,172
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2043	16,775	17,545
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/2040	2,500	2,503
	Atlanta GA Airport Customer Facility Charge Port, Airport & Marina Revenue	5.500%	7/1/2050	20,500	22,270
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2039	1,000	1,109
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2041	1,450	1,577
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2042	2,085	2,246
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2043	1,840	1,967
14

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/2027	4,473	4,604
[4]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2028	1,335	1,334
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2038	1,000	1,013
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2040	2,000	2,016
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2041	1,000	1,002
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	1,000	1,003
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2055	10,330	10,718
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2032	3,275	3,293
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2039	955	1,023
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	3.000%	7/1/2041	1,000	810
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/2042	1,000	976
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	10,000	8,798
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.250%	10/1/2045	1,690	1,840
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2050	5,015	5,486
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2053	3,560	3,883
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.750%	4/1/2053	5,205	5,618
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2033	1,370	1,411
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2038	1,250	1,260
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2039	1,430	1,434
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2040	1,000	987
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2041	1,000	968
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/2034	785	789
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/2035	1,000	1,004
[6]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2026	485	491
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2041	1,250	1,352
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2044	6,180	6,656
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2048	6,335	6,716
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2055	12,960	13,576
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/2034	7,945	8,005
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/2034	6,205	6,234
	Douglasville-Douglas County Water & Sewer Authority Water Revenue	5.000%	6/1/2048	2,340	2,490
[8]	Freddie Mac Pool	3.700%	9/1/2038	1,600	1,537
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2031	1,875	1,887
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2049	5,000	4,532
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/2045	1,825	1,435
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/2047	3,000	2,868
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2051	4,000	3,207
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2056	5,650	4,403
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2035	1,625	1,664
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2036	4,945	5,035
[5]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2048	1,310	1,342
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/2064	4,865	5,051
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2064	5,790	5,939
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/2046	3,215	2,472
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2052	4,135	3,885
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/2049	7,500	5,723
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/2051	2,750	2,056
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/2042	1,270	1,289
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2028	1,450	1,503
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2036	1,250	1,367
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	20,190	20,364
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	2,265	2,297
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	7,335	7,484
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	3,015	3,167
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	3,625	3,726
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	22,675	24,302
15

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	38,075	40,733
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	6,325	6,737
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	2,115	2,295
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	22,370	24,090
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	21,000	22,708
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	21,820	23,479
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	33,220	36,138
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	12,715	13,926
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	11,780	12,793
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2035	2,530	2,774
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2034	5,420	5,310
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2037	2,500	2,312
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2038	4,335	3,959
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2055	13,610	14,402
[2]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	20,000	23,130
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2037	8,030	9,290
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2044	1,440	1,588
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2045	750	694
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2037	1,000	1,019
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2040	1,030	1,034
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/2034	5,000	5,021
					539,146
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2038	780	844
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2039	800	860
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2040	650	692
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2041	780	819
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2041	100	107
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2042	975	1,017
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2042	150	160
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	210	226
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2044	150	161
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2045	150	160
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2040	2,050	2,136
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2031	3,555	3,558
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2034	790	791
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	3,785	3,828
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	1,235	1,178
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	1,000	1,101
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	2,820	3,103
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	110	120
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	1,350	1,377
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	270	292
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2040	650	693
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	385	394
					23,617
Hawaii (0.4%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2049	5,920	6,332
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,135	2,292
	Hawaii GO	4.000%	10/1/2031	6,770	6,830
	Hawaii GO	5.000%	1/1/2037	18,720	19,449
	Hawaii GO	5.000%	1/1/2038	7,015	7,272
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/2038	2,770	2,910
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/2039	3,155	3,304
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/2040	2,565	2,672
	Honolulu City & County Board of Water Supply Water Revenue	3.000%	7/1/2051	5,920	4,386
	Honolulu HI City & County GO	5.000%	7/1/2044	1,000	1,066
	Honolulu HI City & County GO	5.000%	7/1/2045	1,000	1,061
	Honolulu HI City & County GO	5.000%	7/1/2046	1,000	1,057
	Honolulu HI City & County GO	5.000%	7/1/2048	1,000	1,053
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2034	4,875	5,735
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2036	2,510	2,565
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2037	2,605	3,028
	Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/2055	4,400	4,761
	Maui County HI GO	4.000%	3/1/2037	685	707
					76,480
16

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Idaho (0.3%)
[2]	Avimor Community Infrastructure District No. 1 Special Assessment Revenue	5.875%	9/1/2053	805	828
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	9/1/2033	1,300	1,190
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2036	4,200	4,426
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2037	3,060	3,214
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	4.375%	3/1/2053	1,000	957
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/2044	6,630	6,631
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/2047	14,180	14,288
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/2038	2,500	2,536
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/2039	2,450	2,473
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	4.000%	8/15/2049	3,500	3,356
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/2054	5,470	6,025
	Idaho Housing & Finance Association Sales Tax Revenue	4.000%	8/15/2048	6,600	6,367
[5]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2051	1,595	1,732
[5]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2057	3,105	3,350
					57,373
Illinois (5.2%)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/2028	550	509
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2033	1,000	1,033
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/2034	2,000	2,076
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2034	1,000	1,027
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2035	1,290	1,319
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2036	1,575	1,605
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2038	1,250	1,320
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2041	1,250	1,286
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2042	1,000	1,058
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2043	1,095	1,151
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2045	4,640	4,643
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2048	22,125	23,201
[6]	Chicago Board of Education GO	0.000%	12/1/2030	5,000	4,114
[6]	Chicago Board of Education GO	0.000%	12/1/2031	15,000	11,866
[6,9]	Chicago Board of Education GO	0.000%	12/1/2031	2,435	1,924
[5]	Chicago Board of Education GO	5.000%	12/1/2031	625	655
[5]	Chicago Board of Education GO	5.000%	12/1/2032	1,500	1,570
	Chicago Board of Education GO	5.000%	12/1/2032	1,400	1,427
	Chicago Board of Education GO	5.125%	12/1/2032	1,250	1,250
	Chicago Board of Education GO	5.000%	12/1/2033	1,560	1,582
	Chicago Board of Education GO	5.000%	12/1/2034	1,000	1,006
[5]	Chicago Board of Education GO	5.000%	12/1/2035	1,000	1,038
	Chicago Board of Education GO	5.000%	12/1/2036	2,800	2,789
	Chicago Board of Education GO	4.000%	12/1/2039	12,250	10,845
	Chicago Board of Education GO	5.000%	12/1/2039	750	734
	Chicago Board of Education GO	4.000%	12/1/2040	1,250	1,086
[4]	Chicago Board of Education GO	6.000%	12/1/2043	4,520	4,712
[4]	Chicago Board of Education GO	6.000%	12/1/2043	2,055	2,141
[4]	Chicago Board of Education GO	6.000%	12/1/2044	6,205	6,423
[2]	Chicago Board of Education GO	7.000%	12/1/2046	1,815	1,885
	Chicago Board of Education GO	4.000%	12/1/2047	6,500	4,983
	Chicago Board of Education GO	5.000%	12/1/2047	2,880	2,596
	Chicago Board of Education GO	5.875%	12/1/2047	10,000	10,048
	Chicago Board of Education GO	6.000%	12/1/2049	27,500	27,955
	Chicago Board of Education GO	5.750%	12/1/2050	20,000	19,860
	Chicago Board of Education GO	6.250%	12/1/2050	40,210	42,034
	Chicago IL GO	5.000%	1/1/2028	1,495	1,530
	Chicago IL GO	5.000%	1/1/2033	3,920	4,095
[6]	Chicago IL GO	0.000%	1/1/2034	1,000	738
	Chicago IL GO	5.000%	1/1/2034	9,750	10,416
	Chicago IL GO	4.000%	1/1/2035	2,500	2,450
	Chicago IL GO	5.000%	1/1/2035	6,000	6,405
	Chicago IL GO	5.500%	1/1/2039	1,230	1,277
	Chicago IL GO	4.000%	1/1/2040	11,457	10,307
	Chicago IL GO	5.500%	1/1/2040	1,000	1,033
	Chicago IL GO	5.500%	1/1/2040	8,350	8,835
	Chicago IL GO	5.500%	1/1/2041	4,000	4,078
	Chicago IL GO	5.500%	1/1/2041	3,360	3,522
	Chicago IL GO	5.500%	1/1/2043	1,000	1,010
	Chicago IL GO	5.000%	1/1/2044	15,430	14,955
	Chicago IL GO	6.000%	1/1/2044	820	879
	Chicago IL GO	5.000%	1/1/2045	15,620	15,125
17

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	6.000%	1/1/2045	300	320
	Chicago IL GO	4.000%	1/1/2049	13,632	10,685
	Chicago IL GO	6.000%	1/1/2050	8,995	9,436
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2041	1,000	1,081
[5]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2042	2,000	2,026
[5]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2053	5,975	6,211
[5]	Chicago IL Waterworks Water Revenue	5.500%	11/1/2062	17,145	18,204
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2044	8,025	8,543
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2045	5,500	5,832
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	5,000	5,409
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	3,000	3,041
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	2,300	2,320
[5]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	25,000	25,426
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2038	1,100	1,105
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2040	1,700	1,862
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2042	12,000	12,170
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2056	12,000	12,380
	Chicago Park District GO	5.000%	1/1/2041	2,285	2,418
	Chicago Park District GO	5.000%	1/1/2042	1,290	1,352
	Chicago Park District GO	5.000%	1/1/2043	1,450	1,510
	Chicago Park District GO	5.000%	1/1/2044	1,290	1,336
	Chicago Park District GO	5.000%	1/1/2045	1,140	1,178
	Chicago Park District GO	5.000%	1/1/2047	1,750	1,812
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	1,115	1,172
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2044	1,140	1,189
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2049	23,000	23,699
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2050	9,500	8,615
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2057	16,500	16,759
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/2040	1,100	1,162
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/2041	1,060	1,110
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/2042	1,025	1,064
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/2043	1,515	1,559
	Cook County IL GO	5.000%	11/15/2031	450	495
	Cook County IL GO	5.000%	11/15/2032	295	324
	Cook County IL Sales Tax Revenue	5.000%	11/15/2043	1,000	1,038
	Cook County IL Sales Tax Revenue	5.000%	11/15/2044	1,050	1,102
	Cook County IL Sales Tax Revenue	5.250%	11/15/2045	7,295	7,748
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2032	9,000	9,008
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2037	8,695	9,818
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2044	12,240	12,911
	Elmhurst Park District GO	4.250%	12/15/2049	8,380	8,181
[2]	Elwood IL GO	6.250%	3/1/2044	3,975	4,259
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2038	4,850	4,778
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2040	2,990	2,884
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2044	1,350	1,236
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2034	4,000	4,609
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2036	1,000	1,009
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2032	3,080	3,085
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2033	1,110	1,111
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	5,000	5,004
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2034	2,800	2,802
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	3,640	4,012
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	3,850	4,293
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	2,120	2,295
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	3,000	3,024
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	3,000	3,002
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2038	2,000	1,994
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	6,535	6,450
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	2,000	1,977
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	2,000	1,959
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	1,085	1,187
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	7,790	7,488
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2042	5,000	5,107
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2044	225	207
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2050	4,500	3,918
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2050	2,555	2,232
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2052	8,000	8,118
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2055	4,800	4,124
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2056	815	696
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	3,190	3,546
18

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	8,145	9,055
	Illinois GO	4.000%	7/1/2037	7,410	7,401
	Illinois GO	5.250%	5/1/2038	1,570	1,709
	Illinois GO	4.000%	3/1/2039	1,550	1,522
	Illinois GO	5.250%	5/1/2039	6,205	6,711
	Illinois GO	5.500%	5/1/2039	1,000	1,071
	Illinois GO	4.000%	10/1/2039	6,665	6,497
	Illinois GO	5.250%	5/1/2040	4,555	4,896
	Illinois GO	5.250%	5/1/2041	6,705	7,161
	Illinois GO	4.000%	10/1/2041	1,465	1,395
	Illinois GO	5.500%	3/1/2042	3,000	3,236
	Illinois GO	5.250%	5/1/2042	6,345	6,727
	Illinois GO	4.000%	10/1/2042	2,930	2,752
	Illinois GO	5.250%	5/1/2043	4,430	4,663
	Illinois GO	5.000%	9/1/2043	15,000	15,673
	Illinois GO	5.125%	10/1/2043	4,500	4,701
	Illinois GO	5.750%	5/1/2045	3,000	3,162
	Illinois GO	5.500%	5/1/2047	8,805	9,266
	Illinois GO	5.000%	12/1/2048	10,000	10,206
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.150%	10/1/2041	720	527
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue (Harvey II & III Project) PUT	5.000%	3/1/2026	8,610	8,659
[2]	Illinois Housing Development Authority Multifamily Local or Guaranteed Housing Revenue	6.000%	10/5/2040	4,695	4,753
	Illinois Sales Tax Revenue	5.000%	6/15/2027	3,145	3,177
	Illinois Sales Tax Revenue	5.000%	6/15/2042	5,000	5,319
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2039	1,210	1,246
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2040	3,200	3,209
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	11,000	11,019
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2042	5,230	5,094
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	2,345	2,451
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	5,750	5,894
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	5,095	5,274
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	6,960	7,418
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	1,110	1,028
	Kane Cook & DuPage Counties School District No. U-46 Elgin GO	4.000%	1/1/2041	1,490	1,502
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/2034	150	157
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/2035	500	521
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2031	17,500	14,478
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2031	17,500	14,225
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2032	7,500	5,981
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2033	7,500	5,752
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	10,350	7,776
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2034	4,870	3,502
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2035	4,000	2,808
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2038	4,500	2,712
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	15,000	7,890
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2040	500	269
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2040	500	263
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2041	2,000	1,015
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2041	1,750	869
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	13,285	12,481
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2044	8,000	3,429
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2047	7,240	6,390
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2052	15,490	13,248
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2053	5,000	4,982
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2037	3,055	3,065
	Metropolitan Pier & Exposition Authority Miscellaneous Revenue	5.250%	6/15/2044	5,000	4,791
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2051	11,500	3,297
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/2046	3,000	2,851
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/2051	4,740	4,319
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	5,420	5,603
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	3,205	3,579
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	1,000	1,148
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	1,000	1,062
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2039	1,765	1,853
[1]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/2039	4,350	4,800
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2032	16,500	13,342
	Will County School District No. 122 GO	4.000%	10/1/2032	1,000	1,047
	Will County School District No. 122 GO	4.000%	10/1/2033	1,390	1,449
					965,751
19

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Indiana (0.5%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2039	1,250	1,392
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	7/15/2040	1,260	1,410
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	7/15/2041	1,000	1,110
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,250	1,342
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2038	3,000	3,093
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2041	1,225	1,303
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2043	1,200	1,254
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2044	1,200	1,242
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2044	3,150	3,438
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2054	10,000	10,170
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2035	5,540	6,283
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2037	7,435	8,296
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2038	1,905	1,762
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2040	1,000	1,100
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2044	1,000	1,062
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2045	625	661
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2044	1,000	1,030
	Indiana University College & University Revenue	5.000%	6/1/2044	1,000	1,014
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2043	1,000	1,133
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2048	4,130	4,623
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/2034	7,915	8,761
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/2035	4,100	4,515
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2042	1,795	1,918
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2043	2,415	2,564
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2044	2,000	2,113
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.250%	1/1/2055	4,595	4,846
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/2036	1,805	1,714
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/2037	1,860	1,745
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/2038	1,500	1,381
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/2040	1,000	882
	Whiting IN Industrial Revenue (BP Products North America Inc. Project) PUT	4.200%	6/21/2035	3,765	3,942
					87,099
Iowa (0.1%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2048	5,000	4,753
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	12/1/2055	1,140	1,195
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/2059	3,075	2,880
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2052	1,140	1,150
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2028	1,105	1,159
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2045	3,375	2,970
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2050	5,450	4,625
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2049	4,250	3,607
					22,339
Kansas (0.4%)
[1]	Butler County Unified School District No. 402 Augusta GO	5.250%	9/1/2043	750	807
[1]	Butler County Unified School District No. 402 Augusta GO	5.250%	9/1/2045	1,125	1,198
[1]	Butler County Unified School District No. 402 Augusta GO	5.500%	9/1/2050	13,590	14,561
[5]	Johnson County Unified School District No. 231 Gardner - Edgerton GO	5.000%	10/1/2036	2,000	2,268
[5]	Johnson County Unified School District No. 231 Gardner - Edgerton GO	5.000%	10/1/2037	1,500	1,691
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/2030	5,000	5,051
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/2031	4,000	4,038
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2037	6,750	7,751
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2038	8,000	9,101
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	4,735	4,829
[1]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2050	9,400	9,872
[1]	Wyandotte County Unified School District No. 500 Kansas City GO	5.250%	9/1/2055	19,220	20,449
					81,616
Kentucky (1.3%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	375	367
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	375	365
[1]	Fayette County KY School District GO	4.125%	6/1/2050	31,610	30,088
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	4,000	4,449
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue	4.375%	9/1/2040	1,490	1,587
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2034	1,000	1,051
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2035	725	759
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2033	20,000	20,862
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/2026	14,915	15,024
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	1,105	1,124
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	30,015	32,082
20

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	27,255	28,962
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	2,825	2,903
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	2,875	3,170
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	20,495	22,262
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.450%	7/1/2034	2,010	2,353
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/2043	10,000	11,338
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/2035	1,000	1,014
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2040	905	996
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/2042	1,150	1,287
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2041	1,565	1,549
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2043	1,110	1,067
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	1,500	1,580
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue (UOFL Health Project)	5.000%	5/15/2052	16,675	16,531
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/2028	1,000	1,020
	University of Kentucky College & University Revenue	3.750%	4/1/2034	2,730	2,847
	University of Kentucky College & University Revenue	4.000%	4/1/2035	5,000	5,002
	University of Kentucky College & University Revenue	4.000%	4/1/2036	3,845	3,846
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2041	1,385	1,492
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2042	1,560	1,664
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2043	1,500	1,586
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/2049	2,000	2,097
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/2054	10,700	11,181
					233,505
Louisiana (0.6%)
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.250%	7/15/2048	1,950	2,027
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.500%	7/15/2050	3,355	3,574
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.500%	7/15/2054	3,175	3,374
[8]	Freddie Mac Pool	3.650%	12/1/2037	3,928	3,779
[8]	Freddie Mac Pool	3.550%	1/1/2040	5,000	4,813
[5]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2032	1,580	1,647
[5]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/2026	3,185	3,185
[5]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/2028	1,280	1,280
[5]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/2032	1,520	1,549
[5]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/2034	1,190	1,208
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.750%	4/1/2050	1,335	1,482
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.750%	4/1/2055	1,930	2,134
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Glen Oaks Apartments Project) PUT	5.000%	11/1/2025	2,523	2,523
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/2027	3,715	3,800
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Loop Common Project)	4.500%	7/1/2042	2,264	2,320
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	2,120	2,091
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2030	13,065	13,849
[2]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.375%	6/15/2053	4,250	4,307
[2]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.150%	6/15/2055	2,955	3,006
[2]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.000%	6/15/2059	1,085	1,090
[2]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.500%	6/15/2059	4,085	4,156
[5]	Louisiana Public Facilities Authority College & University Revenue	5.250%	7/1/2065	5,800	6,034
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,380	2,497
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,500	2,609
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	2,630	2,737
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2055	17,455	18,304
[5]	Shreveport LA GO	5.000%	3/1/2049	1,000	1,028
[5]	Shreveport LA GO	5.000%	3/1/2054	1,255	1,287
[5]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2036	1,305	1,345
[5]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2037	1,510	1,553
[5]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2041	2,000	2,038
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	1,625	1,619
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/2026	1,530	1,541
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/2035	1,710	1,773
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2036	1,025	1,036
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2037	1,105	1,112
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2039	745	739
21

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2042	965	923
					115,369
Maine (0.4%)
	Bar Harbor ME GO	5.000%	9/1/2054	2,370	2,507
	Finance Authority of Maine College & University Revenue	5.250%	7/1/2044	1,415	1,520
	Finance Authority of Maine College & University Revenue	5.500%	7/1/2050	1,375	1,477
	Finance Authority of Maine College & University Revenue	5.500%	7/1/2055	5,500	5,862
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/2035	895	897
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/2036	1,000	998
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/2033	5,000	5,215
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2046	1,250	1,127
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2051	4,820	4,202
[5]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2050	7,500	7,824
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	2,450	2,719
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2037	1,640	1,688
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/2038	3,155	2,911
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/2039	3,310	3,004
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/2040	1,000	888
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2050	1,745	1,649
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	1,355	1,375
	University of Maine System College & University Revenue	5.500%	3/1/2052	4,475	4,732
	University of Maine System College & University Revenue	5.500%	3/1/2057	5,845	6,185
	University of Maine System College & University Revenue	5.500%	3/1/2062	7,640	8,085
					64,865
Maryland (1.0%)
	Baltimore County MD GO	5.000%	3/1/2049	3,320	3,546
	Frederick County MD Tax Increment/Allocation Revenue (Oakdale-lake Linganore Project)	3.750%	7/1/2039	1,410	1,313
	Howard County MD (Consolidated Public Improvement Project) GO	4.000%	8/15/2041	4,960	5,050
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/2049	3,335	3,362
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/2050	5,895	5,843
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2052	4,950	5,112
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/2054	2,370	2,519
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/2032	3,650	3,671
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.000%	6/1/2052	15,000	15,698
	Maryland Economic Development Corp. Lease (Appropriation) Revenue (Port Convington Project)	4.000%	9/1/2050	1,700	1,446
	Maryland GO	5.000%	6/1/2039	1,650	1,866
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2033	2,000	2,152
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	300	316
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2036	3,140	3,200
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	155	153
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2038	3,405	3,440
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2039	3,435	3,447
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	5,985	5,451
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2048	1,010	1,024
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2050	3,010	2,671
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2052	2,500	2,633
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2054	4,250	4,363
[4,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	3,305	3,542
[2,10]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	3.760%	7/1/2041	13,640	13,640
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2035	1,010	1,059
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2037	1,740	1,795
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2038	1,090	1,115
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2039	1,500	1,525
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2040	2,000	2,013
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2052	5,810	5,321
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2050	3,000	3,278
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2037	1,500	1,408
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/2038	1,750	1,801
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2040	3,710	3,262
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2047	10,685	8,393
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/2037	5,000	5,146
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/2039	4,250	4,315
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/2050	5,385	5,048
	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	4.000%	7/1/2049	3,105	3,123
	Prince George's County MD COP	5.000%	10/1/2043	15,780	16,113
	Prince George's County MD GO	5.000%	7/15/2039	2,805	2,917
22

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prince George's County MD GO	5.000%	7/15/2040	1,500	1,552
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2042	9,630	9,733
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2042	1,065	1,076
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2050	2,455	2,366
					177,817
Massachusetts (3.4%)
	Ashland MA GO	3.000%	8/1/2047	4,000	3,182
	Ashland MA GO	3.000%	8/1/2052	3,500	2,657
	Attleboro MA GO	2.625%	10/15/2050	3,335	2,308
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2047	3,000	2,889
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2052	1,855	1,737
	Commonwealth of Massachusetts GO	4.000%	9/1/2031	12,500	12,598
	Commonwealth of Massachusetts GO	4.000%	9/1/2032	7,620	7,674
	Commonwealth of Massachusetts GO	5.000%	11/1/2037	2,735	3,123
	Commonwealth of Massachusetts GO	3.000%	2/1/2038	16,000	14,909
	Commonwealth of Massachusetts GO	3.000%	11/1/2039	3,700	3,331
	Commonwealth of Massachusetts GO	4.000%	2/1/2040	3,000	3,030
	Commonwealth of Massachusetts GO	5.000%	11/1/2043	675	720
	Commonwealth of Massachusetts GO	5.250%	1/1/2044	5,405	5,624
	Commonwealth of Massachusetts GO	5.000%	5/1/2044	2,800	2,981
	Commonwealth of Massachusetts GO	5.000%	11/1/2044	5,000	5,304
	Commonwealth of Massachusetts GO	5.000%	4/1/2045	1,245	1,338
	Commonwealth of Massachusetts GO	5.000%	11/1/2045	3,890	4,106
	Commonwealth of Massachusetts GO	3.000%	3/1/2048	3,280	2,536
	Commonwealth of Massachusetts GO	3.000%	4/1/2048	12,500	9,659
	Commonwealth of Massachusetts GO	5.000%	1/1/2049	13,390	14,096
	Commonwealth of Massachusetts GO	3.000%	4/1/2049	3,980	3,045
	Commonwealth of Massachusetts GO	5.000%	6/1/2049	10,785	11,452
	Commonwealth of Massachusetts GO	2.000%	4/1/2050	5,500	3,358
	Commonwealth of Massachusetts GO	5.000%	4/1/2050	7,500	7,937
	Commonwealth of Massachusetts GO	5.000%	10/1/2051	4,450	4,653
	Commonwealth of Massachusetts GO	5.000%	10/1/2052	10,150	10,607
	Commonwealth of Massachusetts GO	5.000%	12/1/2053	7,850	8,246
	Commonwealth of Massachusetts GO	5.000%	1/1/2054	44,060	46,063
	Commonwealth of Massachusetts GO	5.000%	5/1/2054	41,055	42,987
	Commonwealth of Massachusetts GO	5.000%	8/1/2054	21,850	22,902
	Commonwealth of Massachusetts GO	5.000%	4/1/2055	10,330	10,867
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	5,500	5,744
[11]	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2054	35,000	36,701
	East Longmeadow MA GO	4.000%	11/1/2049	7,510	7,146
	Harvard MA GO	3.000%	8/15/2037	1,210	1,139
	Hingham MA GO	3.000%	2/15/2036	810	790
	Leominster MA GO	3.000%	3/1/2052	1,250	922
	Lowell MA GO	2.000%	9/1/2039	1,445	1,122
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	11,360	12,256
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2047	2,540	2,693
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2052	10,000	10,706
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2053	18,795	17,581
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2053	6,075	6,470
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2054	15,920	17,056
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	2,160	2,191
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2035	4,300	4,052
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	1,060	1,071
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2036	1,010	1,019
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	7,425	8,791
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2042	4,800	4,816
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2043	3,015	2,941
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2045	725	628
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	4,845	3,945
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	1,000	1,052
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2050	895	705
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2050	5,000	5,700
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2052	1,000	973
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	5,900	6,758
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2056	1,000	758
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/1/2035	3,220	3,789
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	4,465	5,223
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	40	44
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	40	44
23

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	45	49
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	7,500	7,599
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	45	49
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,455	1,647
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/2041	6,600	6,440
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	2,810	2,973
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	7,500	6,494
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	2,000	1,759
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/2052	11,870	10,811
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	7/1/2054	3,560	3,366
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	1,000	1,064
[2]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/15/2060	6,840	6,837
[2]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2054	270	258
[2]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2060	215	202
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.500%	6/1/2050	395	426
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2048	5,000	4,553
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2054	1,000	883
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/2054	7,530	6,552
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2038	1,075	1,276
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2038	5,000	4,636
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2050	3,185	3,370
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2050	3,100	3,346
	Massachusetts State College Building Authority College & University Revenue (Community College Program)	4.125%	5/1/2053	950	897
	Maynard MA GO	4.000%	4/15/2044	1,520	1,483
	Milford MA GO	2.250%	12/1/2044	2,000	1,397
	Milford MA GO	2.125%	12/1/2048	5,000	3,182
	Milford MA GO	2.500%	12/1/2051	3,000	1,992
	Nashoba MA Regional School District GO	4.125%	6/15/2054	5,535	5,152
	New Bedford MA GO	4.000%	9/1/2052	1,960	1,834
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/2052	6,465	4,782
	Springfield MA GO	3.250%	3/1/2047	7,795	6,389
	Springfield MA GO	3.250%	3/1/2052	9,815	7,721
	Swampscott MA GO	3.000%	3/1/2052	2,855	2,128
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2046	3,700	3,549
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2047	1,000	953
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2054	23,770	21,906
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2037	3,210	3,398
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2038	3,000	3,164
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2039	6,015	6,322
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2046	1,395	1,333
	Wakefield MA GO	5.000%	8/15/2050	5,000	5,265
	Waltham MA GO	3.000%	8/15/2042	1,165	988
	Waltham MA GO	3.000%	8/15/2043	1,195	994
	Waltham MA GO	3.000%	8/15/2044	1,235	1,007
	Waltham MA GO	3.000%	8/15/2045	1,260	1,019
	Weymouth MA GO	2.000%	9/15/2041	1,180	854
[5]	Worcester MA GO	3.000%	2/1/2036	6,795	6,537
[5]	Worcester MA GO	3.000%	2/1/2037	3,690	3,485
	Worcester MA GO	2.000%	2/1/2041	7,400	5,520
	Worcester MA GO	2.000%	2/1/2042	7,465	5,415
					634,001
Michigan (2.1%)
	Ann Arbor School District GO	3.000%	5/1/2032	5,975	5,976
	Ann Arbor School District GO	3.000%	5/1/2033	6,150	6,099
	Ann Arbor School District GO	3.000%	5/1/2035	6,525	6,249
	Ann Arbor School District GO	5.000%	5/1/2044	14,065	14,985
	Ann Arbor School District GO	5.000%	5/1/2045	4,765	5,029
	Bloomfield Hills School District GO	5.000%	5/1/2050	1,000	1,042
[5]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2043	2,250	2,298
[12]	East Lansing School District GO	5.000%	5/1/2039	1,000	1,019
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/2033	1,090	1,116
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/2036	1,055	1,076
[8]	Freddie Mac Pool	3.350%	10/1/2038	4,928	4,736
[8]	Freddie Mac Pool	4.400%	10/1/2040	5,105	5,244
[8]	Freddie Mac Pool	4.350%	4/1/2041	348	348
24

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Grand Rapids MI GO	5.000%	4/1/2044	1,000	1,073
	Grand Rapids MI GO	5.000%	4/1/2055	2,875	3,018
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2043	5,000	5,136
[5]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/2033	10,000	10,071
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2053	1,450	1,549
[12]	Howell Public Schools GO	5.000%	5/1/2036	1,500	1,739
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2035	4,025	3,863
	Kalamazoo County MI GO	3.000%	5/1/2034	2,290	2,254
	Kalamazoo County MI GO	3.000%	5/1/2035	1,185	1,145
	Kalamazoo County MI GO	3.000%	5/1/2036	1,210	1,150
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2043	4,000	4,301
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	750	626
[12]	Lake Orion Community School District GO	4.000%	5/1/2035	1,000	1,047
[12]	Lake Orion Community School District GO	4.000%	5/1/2037	1,000	1,033
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2044	14,185	14,634
	Lansing Community College GO	3.000%	5/1/2049	3,755	2,884
[5]	Lapeer Community Schools GO	5.250%	5/1/2046	4,700	4,992
[12]	Linden Community School District GO	4.000%	5/1/2043	1,450	1,402
[12]	Linden Community School District GO	4.000%	5/1/2045	1,445	1,372
[12]	Mattawan MI Consolidated School District GO	5.000%	5/1/2054	2,000	2,088
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2046	6,750	5,986
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2050	5,300	4,554
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2045	1,000	804
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2050	1,000	758
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2035	1,000	1,111
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2036	2,750	3,035
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	2,000	2,007
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	8,080	8,174
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2037	3,010	3,303
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	17,355	17,519
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2039	9,290	9,337
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2051	21,080	18,544
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	2/28/2054	3,775	3,620
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2043	1,800	1,925
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2044	1,150	1,219
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2055	5,000	4,509
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2055	6,000	5,471
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2043	6,000	6,133
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	1,510	1,647
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2049	5,000	4,323
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2039	650	723
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2040	875	965
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2042	1,350	1,461
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2043	3,295	3,581
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/2057	6,105	6,439
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/2039	1,885	1,923
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/2051	13,310	9,936
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.250%	4/15/2059	10,350	11,003
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2044	1,655	1,759
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2045	1,480	1,566
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2046	1,330	1,402
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2035	4,240	4,767
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/2032	1,000	998
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2053	1,790	1,858
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2054	7,560	8,071
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2054	11,310	12,225
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	7,015	7,700
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	12,670	14,064
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2056	15,000	16,654
	Michigan State University College & University Revenue	5.000%	2/15/2044	2,750	2,956
	Michigan State University College & University Revenue	5.000%	2/15/2045	3,900	4,174
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2036	5,000	5,191
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2039	1,500	1,525
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/2044	2,995	3,300
	Oakland University College & University Revenue	5.000%	3/1/2041	1,000	1,074
	Oakland University College & University Revenue	5.000%	3/1/2042	2,805	2,989
	Oakland University College & University Revenue	5.000%	3/1/2043	3,700	3,907
	Rochester Community School District GO	3.000%	5/1/2033	1,000	990
[12]	Rockford Public Schools GO	5.000%	5/1/2049	5,710	5,955
25

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royal Oak MI GO	5.000%	4/1/2043	2,600	2,683
[12]	Saginaw City School District GO	4.000%	5/1/2044	4,000	3,824
	Southfield MI GO	3.000%	5/1/2033	1,000	990
[12]	Southfield Public Schools GO	5.250%	5/1/2050	750	798
[12]	Southfield Public Schools GO	5.250%	5/1/2055	1,880	1,991
[1]	Trenton MI GO	5.000%	4/1/2050	3,270	3,384
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2050	7,500	8,202
	Wayne State University College & University Revenue	5.000%	11/15/2035	1,100	1,101
[5]	Western Michigan University College & University Revenue	5.000%	11/15/2038	300	322
[5]	Western Michigan University College & University Revenue	5.000%	11/15/2039	385	411
[5]	Western Michigan University College & University Revenue	5.000%	11/15/2040	325	346
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/2028	3,705	3,743
[12]	Woodhaven-Brownstown School District GO	4.375%	11/1/2052	1,395	1,359
					392,883
Minnesota (1.0%)
	Duluth Independent School District No. 709 COP	4.000%	2/1/2027	1,200	1,203
[8]	Freddie Mac Pool	3.900%	7/1/2040	5,716	5,624
	Hastings Independent School District No. 200 GO	0.000%	2/1/2029	3,515	3,154
	Hennepin County MN GO	5.000%	12/15/2038	6,000	6,335
	Mankato Independent School District No. 77 GO	4.000%	2/1/2041	7,200	7,281
	Martin County West Independent School District No. 2448 GO	4.000%	2/1/2043	4,870	4,900
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/2048	5,000	4,294
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	2,585	2,791
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	2,000	2,138
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2052	10,000	10,426
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2040	1,225	1,328
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2041	2,000	2,145
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	1,750	1,856
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	4,790	5,025
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2044	1,665	1,733
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.250%	1/1/2054	4,000	4,163
	Minnesota GO	5.000%	8/1/2037	6,000	6,536
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/2034	500	506
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	1,000	1,023
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2038	3,895	3,940
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/2052	10,000	6,825
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2052	5,390	5,361
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2053	1,935	2,049
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	900	964
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2054	1,575	1,706
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2055	4,675	5,228
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	1/1/2055	11,755	13,232
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	5,895	6,624
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,910	3,284
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	9,740	9,897
	Moorhead Independent School District No. 152 GO	3.000%	2/1/2033	2,170	2,172
	Moorhead Independent School District No. 152 GO	3.000%	2/1/2034	2,245	2,230
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/2034	370	390
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/2029	5,690	5,107
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/2042	11,000	11,046
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/2034	2,975	2,951
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/2035	1,925	1,891
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/2036	3,250	3,117
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2041	1,500	1,621
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2054	6,540	6,720
	St. Paul Independent School District No. 625 COP	2.000%	2/1/2032	3,530	3,235
	St. Paul Independent School District No. 625 GO	4.000%	2/1/2038	1,000	1,045
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,000	1,031
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	3,430	3,064
	Virginia Independent School District No. 706 GO	3.000%	2/1/2035	2,465	2,418
					179,609
Mississippi (0.1%)
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/2044	1,600	1,698
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/2053	8,450	8,794
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2044	750	795
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2049	3,500	3,652
	Warren County MS Industrial Revenue	4.200%	5/1/2034	1,000	1,033
					15,972
26

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Missouri (1.1%)
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	1,745	1,782
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	3,040	3,068
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/2046	1,500	1,167
[5]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/2032	4,425	4,371
	Independence MO School District GO	3.250%	3/1/2040	1,000	938
	Independence MO School District GO	3.250%	3/1/2041	1,000	917
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2028	1,000	1,003
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2030	5,205	5,220
	Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/2042	2,481	2,520
	Kansas City MO GO	4.000%	2/1/2036	3,460	3,617
	Kansas City MO GO	4.000%	2/1/2037	1,000	1,038
	Kansas City MO GO	4.000%	2/1/2039	2,145	2,195
	Kansas City MO GO	4.000%	2/1/2042	1,795	1,804
	Kansas City MO GO	4.000%	2/1/2043	1,350	1,344
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2039	730	809
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2042	1,590	1,592
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2042	1,500	1,624
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2043	2,420	2,390
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2043	1,525	1,635
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2044	1,000	1,063
	Kansas City MO School District COP	5.000%	4/1/2044	6,805	7,138
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2034	2,660	3,008
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2044	5,010	5,268
	Kansas City MO Water Revenue	5.000%	12/1/2041	2,600	2,847
	Kansas City MO Water Revenue	5.000%	12/1/2048	2,000	2,107
	Little Blue Valley Sewer District Sewer Revenue	4.000%	9/1/2032	3,370	3,435
	Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/2035	3,705	3,667
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2046	3,130	3,157
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	3,400	3,776
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	2,385	2,716
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	2,110	1,938
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	3,400	2,965
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	17,240	16,192
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/2046	2,250	1,581
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2048	3,965	4,251
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2051	1,060	903
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2053	7,310	5,253
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2053	20,800	18,328
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2054	8,125	7,060
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/2026	8,000	8,042
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.550%	11/1/2050	2,000	1,439
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/2050	930	926
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/2051	1,035	1,025
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.400%	11/1/2051	2,560	1,737
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.000%	5/1/2052	720	709
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/2052	5,130	5,103
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/2053	3,290	3,403
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2038	4,750	5,345
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2039	1,380	1,541
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	5.000%	10/1/2044	2,000	2,059
	Pattonville R-3 School District GO	5.250%	3/1/2041	1,150	1,246
	Pattonville R-3 School District GO	5.250%	3/1/2042	1,000	1,077
	Republic School District No. R-3 GO	4.000%	3/1/2042	3,075	3,087
	Republic School District No. R-3 GO	4.000%	3/1/2043	1,500	1,489
	Springfield MO Public Utility Revenue COP	4.000%	11/1/2047	4,310	4,095
	St. Louis County IDA Local or Guaranteed Housing Revenue	4.910%	1/1/2042	1,250	1,329
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2044	1,760	1,794
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2049	5,000	5,333
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2054	5,000	5,302
[2,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2026	1,370	1,336
[2,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2029	1,155	1,013
[2,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2026	1,185	1,155
27

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2029	1,000	877
[5]	St. Louis School District GO	5.000%	4/1/2040	6,670	7,209
[5]	St. Louis School District GO	5.000%	4/1/2041	5,915	6,363
					209,721
Montana (0.2%)
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/2032	2,100	2,163
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/2028	1,660	1,686
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/2033	1,685	1,711
	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/2055	3,000	3,265
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	1,370	1,385
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,120	1,129
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	1,200	1,213
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	1,500	1,401
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2050	2,050	2,181
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2055	3,610	3,827
	Montana State Board of Regents College & University Revenue	3.000%	11/15/2043	1,020	859
[5]	Montana State Board of Regents College & University Revenue	5.000%	11/15/2050	10,570	11,062
					31,882
Multiple States (0.1%)
[2,8]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/2036	4,875	4,430
[8]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/2036	8,060	7,680
[8,10]	Freddie Mac Multifamily ML Certificates	4.497%	6/25/2042	1,569	1,585
[8,10]	Freddie Mac Multifamily ML Certificates	4.669%	7/25/2042	4,271	4,423
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.033%	12/25/2036	4,709	4,736
[2,8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.340%	7/25/2041	1,911	1,602
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.670%	11/3/2025	2,300	2,300
					26,756
Nebraska (0.8%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2026	1,000	1,011
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2028	6,720	6,965
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2042	1,195	1,276
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	38,305	41,067
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	2,490	2,626
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	9,920	10,715
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	1,250	1,363
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	2,000	2,043
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	1,000	1,019
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.500%	11/1/2049	4,460	4,819
	Gretna Public Schools GO	3.000%	12/15/2046	1,000	780
	Madison County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,500	1,533
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2052	755	739
	Omaha NE Sewer Revenue	4.000%	4/1/2037	375	385
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2036	1,010	1,048
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	1,000	1,028
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2049	5,000	4,707
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2051	1,430	1,342
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2052	28,415	29,954
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2053	8,190	8,684
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2055	14,535	15,613
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2037	6,250	6,036
	University of Nebraska Facilities Corp. College & University Revenue	3.000%	7/15/2059	1,000	714
					145,467
Nevada (0.4%)
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	200	200
	Clark County NV Sales & Excise Sales Tax Revenue (Streets & Highway Project)	4.000%	7/1/2042	8,600	8,534
	Clark County School District GO	3.000%	6/15/2037	3,500	3,171
	Clark County School District GO	3.000%	6/15/2039	3,575	3,155
	Clark County School District GO	3.000%	6/15/2041	3,000	2,520
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	15,000	15,340
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/2028	425	440
	Las Vegas NV GO	4.000%	9/1/2032	8,860	8,895
	Las Vegas NV GO	4.000%	9/1/2033	9,220	9,252
	Las Vegas Valley Water District GO	4.000%	6/1/2037	2,000	2,073
	Las Vegas Valley Water District GO	4.000%	6/1/2038	1,670	1,718
	Las Vegas Valley Water District GO	2.000%	6/1/2039	3,000	2,358
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2041	3,120	3,150
[1]	North Las Vegas NV GO	3.000%	6/1/2031	1,845	1,840
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/2038	1,325	1,346
28

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washoe County NV School District GO	4.000%	6/1/2040	4,000	4,085
	Washoe County NV School District GO	3.000%	6/1/2043	7,835	6,656
	Washoe NV County School District GO	4.000%	10/1/2044	3,855	3,749
	Washoe NV County School District GO	4.000%	10/1/2045	3,515	3,388
					81,870
New Hampshire (0.8%)
	Nashua NH GO	3.000%	10/1/2040	2,975	2,737
	Nashua NH GO	3.000%	10/1/2041	1,485	1,340
	Nashua NH GO	3.000%	10/1/2042	2,975	2,625
	Nashua NH GO	3.000%	10/1/2043	2,970	2,563
	New Hampshire Business Finance Authority Affordable Housing Certificates Local or Guaranteed Housing Revenue	4.150%	10/20/2040	4,231	4,221
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	1,945	2,003
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/2038	790	827
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2051	5,000	4,598
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	14,775	15,543
[2]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/2035	3,343	3,345
[2]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/2035	3,269	3,270
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/2034	7,897	8,056
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	5.150%	9/28/2037	3,000	3,035
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/2038	7,785	7,508
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/2039	7,922	7,578
[10]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.086%	1/20/2041	7,669	7,641
[10]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.086%	1/20/2041	1,294	1,209
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/2041	3,436	3,426
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.034%	10/1/2051	8,560	8,426
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	7,491	7,771
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.150%	6/1/2035	2,222	2,319
	New Hampshire Business Finance Authority Private School Revenue	4.000%	7/1/2051	3,625	3,413
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/2033	4,230	4,460
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2038	500	502
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2039	1,415	1,217
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/2040	10,000	9,838
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2040	1,460	1,230
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2041	1,125	915
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2042	1,045	825
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.250%	8/1/2055	20,000	20,924
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/2031	705	712
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/2032	1,010	1,019
					145,096
New Jersey (1.7%)
[5]	Clifton Board of Education GO	2.125%	8/15/2043	5,000	3,354
	Essex County NJ GO	2.000%	9/1/2046	3,900	2,454
	Mahwah Township NJ GO	0.050%	1/15/2033	2,250	1,710
	Mercer County NJ GO	0.050%	2/15/2031	5,000	4,118
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	1,250	1,228
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2038	125	127
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2039	180	182
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2040	890	894
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2041	490	490
[5]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2031	1,760	1,816
[5]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	4.000%	6/1/2032	1,850	1,872
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	1,500	1,726
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	1,000	1,134
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2034	350	351
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2040	2,080	2,162
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	6,560	7,628
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,091
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,435	1,552
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,500	1,612
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	3,000	3,202
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	335	310
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2039	180	164
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2040	285	255
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	220	194
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	6,415	5,579
29

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2052	3,285	2,824
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.300%	11/1/2026	11,355	11,392
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2051	2,045	2,035
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	6,520	6,742
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	12,000	11,288
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	4,340	4,396
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	7,000	5,829
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	2,435	2,510
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	17,000	13,689
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	3,045	3,240
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	1,505	1,597
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	2,000	1,409
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2036	1,395	1,438
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2038	1,835	1,873
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	1,380	845
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2039	3,665	3,713
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2040	2,665	2,680
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	2,000	1,080
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/2044	4,000	3,982
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	1,260	1,347
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2043	7,000	7,266
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	4,290	4,504
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	21,010	19,168
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2050	4,315	4,563
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2035	2,250	2,329
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2039	5,000	5,052
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	10,300	9,803
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	2,750	2,073
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	6,850	6,250
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	5,000	5,695
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	2,000	2,258
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2040	9,000	9,068
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	7,250	7,416
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	1,545	1,712
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	8,535	9,273
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2035	1,500	1,737
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2050	4,000	3,723
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	3,885	4,131
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2055	1,265	1,170
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	5,825	6,153
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2034	1,000	739
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	10,000	6,050
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	8,000	4,590
[1]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2037	1,745	1,127
[1]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	2,530	1,548
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	7,170	7,287
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2037	9,000	9,343
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2040	5,740	5,917
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	1,000	1,077
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2052	5,000	5,296
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2055	6,765	7,275
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	11,995	12,398
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2034	1,000	1,036
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	1,900	1,961
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2037	1,250	1,280
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2046	10,545	10,431
	Toms River Board of Education GO	3.000%	7/15/2029	1,500	1,413
	Toms River Board of Education GO	3.000%	7/15/2031	1,500	1,380
	Toms River Board of Education GO	3.000%	7/15/2032	1,500	1,365
					323,971
New Mexico (0.4%)
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	1,440	1,458
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	430	435
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	1,695	1,716
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	365	369
30

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2042	1,300	1,441
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2043	1,310	1,437
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2044	1,000	1,088
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/2033	6,705	6,772
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/2034	9,860	9,936
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,650	1,730
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/2048	3,610	3,286
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (MTGE Class I Program)	4.250%	1/1/2050	1,110	1,117
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	26,585	28,535
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	1,000	1,004
[5]	University of New Mexico College & University Revenue	5.500%	6/1/2053	2,700	2,909
[2]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	4.250%	5/1/2040	2,750	2,593
					65,826
New York (16.5%)
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2050	3,110	3,275
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.500%	5/1/2055	4,120	4,414
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2045	1,055	390
[2]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	6.000%	7/1/2060	1,850	1,861
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2045	1,000	997
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2051	2,375	2,335
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	3,985	4,047
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	11,500	11,592
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	14,530	12,752
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	7,725	6,780
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	11,000	11,019
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2040	10,090	10,489
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	13,940	13,812
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	8,070	6,152
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	4,715	4,359
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	3,000	2,233
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2042	7,000	7,583
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2052	5,000	5,206
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	4,910	4,670
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2050	19,100	14,244
[8]	Freddie Mac Pool	4.300%	1/1/2041	4,495	4,499
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	2,025	2,089
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	2,000	2,154
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	1,000	1,092
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	2,000	2,080
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	2,950	3,114
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2048	7,000	7,339
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	2,500	2,610
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2052	6,200	6,468
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	27,500	25,435
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,750	1,788
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2031	10,000	10,008
[5]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	3,895	3,789
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	13,745	13,403
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	1,000	960
[5]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	2,870	2,761
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	16,085	15,436
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	8,170	8,735
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	5,780	6,198
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	3,000	2,808
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	5,200	4,918
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	12,000	12,376
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	700	742
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	1,340	1,427
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2043	5,910	6,418
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	7,000	6,473
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	1,680	1,772
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	12,045	11,097
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	1,900	1,948
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2045	4,135	4,433
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	1,590	1,472
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	4,785	4,997
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	10,000	10,380
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	2,155	2,245
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	11,535	10,550
31

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	5,000	4,495
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2049	18,860	20,003
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	4,000	3,583
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	13,000	11,717
[5]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	5,385	4,870
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2051	3,000	2,685
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2052	3,575	3,189
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	2,290	2,429
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2050	19,000	17,286
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2053	3,000	3,110
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2046	3,640	3,185
	Nassau County NY GO	4.000%	4/1/2051	5,825	5,424
	Nassau County NY GO	4.000%	4/1/2054	10,000	9,215
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/2043	2,575	2,509
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2044	4,190	3,454
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/2045	5,710	4,158
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2048	9,280	8,554
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/2051	2,000	1,373
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/2051	5,000	3,850
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.800%	2/1/2053	7,000	7,028
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	11/1/2054	7,875	8,039
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.000%	12/15/2031	200	205
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	100	102
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	3,000	3,001
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	3,000	3,025
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	1,650	1,669
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	1,595	1,600
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2037	1,710	1,598
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2046	1,670	1,297
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2040	3,295	2,922
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	3,135	3,001
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	6,000	4,571
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2037	10,000	10,333
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	2,500	2,568
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	1,295	1,320
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	5,000	5,148
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2042	15,000	13,128
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	5,605	5,540
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	16,185	16,042
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	15,580	12,537
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	10,000	9,590
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	6,805	6,526
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	10,000	10,211
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2046	12,500	12,176
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2046	5,000	5,327
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2047	7,500	7,287
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	11,675	12,452
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	8,930	7,697
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	1,750	1,319
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	3,845	3,610
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2051	5,000	3,755
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	5,000	4,677
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2051	13,000	13,658
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2052	11,065	10,174
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	18,400	19,428
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	9,440	9,996
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	5,000	5,346
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	10,000	10,642
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	3,000	3,212
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	5,100	5,387
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2035	9,550	10,070
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	4,500	4,634
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	2,410	2,491
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	8,970	9,801
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	15,675	16,487
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	11,560	11,937
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2034	3,000	3,108
32

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	5,290	6,170
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	10,195	10,878
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2036	8,000	8,058
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	1,360	1,391
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	7,000	7,613
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	7,080	7,117
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	15,790	16,791
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	5,675	6,368
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	6,060	6,093
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	10,000	11,013
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2037	5,000	4,650
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	5,000	5,098
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	3,000	3,397
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	2,530	2,881
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	2,230	2,501
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	3,500	3,547
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	4,100	4,157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	10,000	10,448
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	4,250	4,301
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	2,725	2,763
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	5,945	6,634
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2039	9,785	9,907
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	2,000	2,021
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	5,150	5,437
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	9,930	10,035
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,310	2,405
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	11,825	11,868
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	10,000	10,349
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	10,000	11,078
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2040	7,245	6,396
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	2,400	2,493
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	5,000	5,012
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	1,000	1,004
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	4,745	4,927
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	1,000	997
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	3,685	3,813
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	100	110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	1,710	1,881
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	15,000	15,270
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	700	690
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2042	2,000	2,063
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2042	2,140	2,319
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	3,390	3,436
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	8,000	8,588
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	8,000	7,763
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	5,000	5,377
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	8,855	9,618
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	15,190	16,499
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	5,030	5,427
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	10,000	10,557
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	4,000	4,185
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	9,250	9,832
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	1,395	1,475
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	37,605	40,409
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	4,225	4,540
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2044	5,000	4,792
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2045	1,295	1,024
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	8,000	7,628
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	3,585	3,418
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	3,080	3,293
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2045	1,300	1,411
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2046	8,000	6,233
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	1,175	1,244
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	7,700	8,191
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	5,020	5,313
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	3,335	3,495
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	11,000	11,555
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2047	35,000	37,775
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2047	5,000	3,824
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	8,945	9,396
33

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2048	10,000	7,608
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2048	10,270	10,760
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	13,180	14,113
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2048	1,000	760
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	8,000	7,430
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	4,500	4,220
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	1,700	1,826
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2049	6,000	6,275
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2049	4,265	4,631
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	2,290	2,389
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	7,500	7,923
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2050	4,210	4,602
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2050	10,000	7,430
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2050	3,085	3,224
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	20,365	15,180
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	8,965	8,313
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2051	6,000	5,559
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2052	6,320	6,760
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2052	2,000	2,163
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2053	45,105	47,746
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2053	17,900	16,504
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	4,175	4,480
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	4,000	4,347
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	3,000	3,193
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	16,010	17,085
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2040	2,850	1,500
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2047	6,180	2,115
[2]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/2041	3,265	3,142
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	14,450	15,534
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/2043	5,555	4,569
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/2050	13,945	10,572
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/2052	5,700	4,237
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/2052	1,310	1,052
[2]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/2034	2,000	2,002
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	13,230	12,519
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	15,575	14,652
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	16,120	15,056
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,535	1,312
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	11,830	8,903
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	12,000	8,852
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	5,000	3,738
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	8,250	5,962
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	7,000	5,141
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/2036	2,000	1,646
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2048	2,260	2,334
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/2050	1,865	1,824
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/2052	1,045	1,039
	New York NY GO	5.000%	2/1/2034	7,745	8,973
	New York NY GO	5.000%	4/1/2034	7,000	7,351
	New York NY GO	3.000%	3/1/2035	7,000	6,878
	New York NY GO	5.000%	12/1/2035	2,100	2,223
	New York NY GO	4.000%	8/1/2036	2,635	2,695
	New York NY GO	5.000%	2/1/2037	5,040	5,792
	New York NY GO	5.000%	3/1/2037	3,070	3,287
	New York NY GO	5.000%	3/1/2037	1,175	1,275
	New York NY GO	4.000%	8/1/2037	3,000	3,054
	New York NY GO	5.000%	10/1/2037	5,000	5,151
	New York NY GO	5.000%	10/1/2037	5,275	6,037
	New York NY GO	4.000%	3/1/2038	6,950	7,051
	New York NY GO	5.000%	3/1/2038	3,305	3,523
	New York NY GO	5.000%	8/1/2038	5,430	5,810
	New York NY GO	5.000%	8/1/2038	1,000	1,110
	New York NY GO	5.000%	10/1/2038	2,045	2,169
	New York NY GO	5.000%	12/1/2038	14,545	14,752
	New York NY GO	4.000%	8/1/2039	970	977
	New York NY GO	4.000%	8/1/2039	7,950	8,017
	New York NY GO	4.000%	3/1/2040	2,000	2,004
	New York NY GO	4.000%	3/1/2040	7,185	7,206
	New York NY GO	5.000%	3/1/2040	6,000	6,191
	New York NY GO	4.000%	8/1/2040	6,000	6,006
34

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	4.000%	8/1/2040	1,795	1,798
	New York NY GO	5.000%	8/1/2040	1,000	1,092
	New York NY GO	5.250%	10/1/2040	2,075	2,275
	New York NY GO	4.000%	3/1/2041	14,370	14,266
	New York NY GO	4.000%	4/1/2041	12,285	12,196
	New York NY GO	5.000%	8/1/2041	2,000	2,166
	New York NY GO	5.000%	8/1/2041	4,750	4,963
	New York NY GO	5.250%	10/1/2041	2,345	2,554
	New York NY GO	4.000%	4/1/2042	3,500	3,423
	New York NY GO	4.000%	4/1/2042	16,085	15,731
	New York NY GO	5.000%	8/1/2042	8,000	8,375
	New York NY GO	5.000%	8/1/2042	1,000	1,072
	New York NY GO	5.000%	8/1/2042	2,575	2,815
	New York NY GO	5.000%	4/1/2043	11,720	12,000
	New York NY GO	5.250%	5/1/2043	1,000	1,073
	New York NY GO	5.000%	8/1/2043	6,000	6,246
	New York NY GO	5.000%	8/1/2043	3,000	3,190
	New York NY GO	5.000%	8/1/2043	2,210	2,390
	New York NY GO	5.000%	12/1/2043	1,500	1,545
	New York NY GO	5.000%	2/1/2044	1,625	1,738
	New York NY GO	5.000%	3/1/2044	5,500	5,614
	New York NY GO	5.500%	5/1/2044	2,930	3,166
	New York NY GO	5.000%	8/1/2044	6,000	6,337
	New York NY GO	5.000%	8/1/2044	10,770	11,550
	New York NY GO	5.000%	10/1/2044	5,900	6,316
	New York NY GO	5.250%	2/1/2045	3,070	3,333
	New York NY GO	5.000%	10/1/2045	8,000	8,515
	New York NY GO	5.250%	2/1/2046	7,500	8,097
	New York NY GO	3.500%	4/1/2046	3,110	2,687
	New York NY GO	4.000%	9/1/2046	3,400	3,192
	New York NY GO	4.000%	3/1/2047	7,000	6,483
	New York NY GO	5.250%	4/1/2047	1,450	1,536
	New York NY GO	5.000%	9/1/2047	6,610	6,937
	New York NY GO	5.000%	9/1/2048	11,265	11,793
	New York NY GO	4.000%	3/1/2050	11,305	10,324
	New York NY GO	5.000%	4/1/2050	10,000	10,408
	New York NY GO	5.500%	8/1/2050	4,705	5,147
	New York NY GO	5.250%	9/1/2050	13,335	14,173
	New York NY GO	4.000%	9/1/2052	11,895	10,864
	New York NY GO	5.250%	3/1/2053	5,250	5,553
	New York NY GO	5.250%	8/1/2053	2,660	2,842
	New York NY GO	5.250%	4/1/2054	19,935	21,082
	New York NY GO	5.000%	8/1/2054	5,740	5,975
	New York NY GO	5.250%	10/1/2055	20,025	21,325
[5]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/2063	9,200	9,650
	New York State Bridge Authority Highway Revenue	4.000%	1/1/2046	970	930
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2033	1,465	1,615
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2034	1,000	1,107
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2035	1,445	1,587
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	10,000	11,734
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	6,375	7,408
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2040	925	990
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2040	2,795	3,125
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	2,000	1,753
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	75	76
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2041	1,860	2,055
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	1,000	1,034
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2042	2,360	2,582
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2043	1,255	1,361
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2044	1,000	1,076
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2045	2,000	2,140
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2045	2,000	2,267
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2047	11,990	12,611
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2047	11,150	12,527
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	11,345	12,720
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2049	3,000	3,125
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	7,225	7,417
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	6,500	7,264
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	1,310	1,109
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2055	2,165	2,210
35

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	7,000	7,440
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2056	1,500	1,551
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2037	2,000	2,180
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2040	1,000	1,097
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2041	2,000	2,170
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2042	1,000	1,060
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2042	1,000	1,073
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	1,000	1,061
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2043	1,350	1,435
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2048	7,330	5,681
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	5,535	5,571
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	4,000	3,398
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2052	4,000	4,044
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2054	8,160	7,293
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/2054	5,085	5,453
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	10,000	10,323
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	9,985	10,218
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	9,605	9,754
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	13,365	13,592
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	4,930	5,597
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	5,000	5,103
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	7,020	7,075
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	4,010	4,042
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2040	4,000	3,515
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	3,750	3,729
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	1,055	1,050
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	5,000	4,297
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	11,245	9,659
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	1,000	1,040
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	2,465	2,069
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	2,575	2,526
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	21,600	21,185
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	590	639
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	6,000	5,844
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	4,590	4,928
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	1,265	1,372
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	9,000	9,279
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	8,000	8,590
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	7,000	6,698
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	4,000	4,267
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	4,650	4,896
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	9,625	9,109
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	1,595	1,510
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	4,000	3,740
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	5,000	4,675
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	10,000	7,436
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	5,000	3,729
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2050	3,205	3,436
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2051	5,000	3,692
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/2052	10,000	8,245
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2052	8,500	8,880
	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	5,250	5,729
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2054	1,800	1,664
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	3/15/2032	65	71
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2031	5,465	5,466
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2040	5,000	5,273
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2042	8,000	8,365
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2043	2,075	2,037
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/2044	4,500	4,713
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2042	7,110	7,490
[5]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.250%	10/1/2050	9,200	9,652
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	7,500	7,303
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	4,275	4,026
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/2051	2,575	1,907
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	6,000	6,266
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	3,805	3,973
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	10,725	11,172
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,207
36

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	22,110	23,217
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	18,000	18,397
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	2,000	2,068
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	2,630	2,728
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	3,000	3,093
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	5,000	5,336
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2047	2,000	1,900
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	5,635	5,988
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2048	3,000	3,161
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	3,000	3,158
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2050	5,530	5,943
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	19,750	20,709
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	2,455	2,563
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2056	10,000	10,427
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2028	5	5
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/2044	7,985	8,342
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/2042	1,750	1,716
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	11/1/2047	3,500	3,384
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	15,000	15,005
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	6,000	6,011
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	5,190	5,269
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	470	477
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	1,220	1,243
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	1/1/2035	7,495	7,622
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	5,205	5,227
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	3,350	3,317
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2043	6,790	6,628
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2044	1,005	1,076
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	4,560	4,386
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2048	1,125	843
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2051	9,385	6,826
[5]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	2,055	1,490
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2043	12,000	13,013
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2051	3,750	3,460
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	5,000	4,757
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2048	4,775	3,665
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2050	4,355	3,277
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2054	1,280	1,193
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2057	4,055	3,747
[5]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/2051	5,435	3,713
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/2056	2,145	2,346
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2037	1,100	1,275
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2044	2,175	2,317
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2044	1,930	2,056
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2049	1,000	1,055
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2050	2,000	2,111
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2053	2,765	2,881
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2053	3,555	3,702
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2054	1,000	1,047
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2055	3,000	3,146
[5]	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2055	1,750	1,986
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.500%	1/1/2057	640	683
	Suffolk County NY GO	4.000%	10/15/2042	6,000	5,963
	Suffolk Regional Off-Track Betting Corp. Casinos Revenue	5.000%	12/1/2034	2,500	2,576
	Suffolk Regional Off-Track Betting Corp. Casinos Revenue	5.750%	12/1/2044	3,500	3,557
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	1,420	1,292
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/2052	5,000	5,355
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	7,035	7,217
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	8,000	8,201
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	4,000	4,224
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2047	125	119
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2048	2,275	2,379
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2053	6,435	7,047
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	9,265	8,529
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2055	8,985	9,613
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2056	7,170	6,560
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	5,880	6,293
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	1,140	1,283
37

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2042	4,160	4,586
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2050	12,485	12,989
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	9,205	6,900
[5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	1,500	1,124
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2052	3,000	2,839
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	6,000	6,298
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	19,960	21,174
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	16,700	17,686
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	38,820	41,923
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2053	17,000	16,134
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2057	7,905	7,265
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2057	10,000	10,527
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	8,415	8,868
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	10,000	10,496
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	4,000	3,671
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	37,500	39,605
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	10,000	10,447
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	5,500	5,658
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2035	6,020	6,118
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	1,000	1,080
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/2052	2,085	2,107
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.500%	11/1/2055	10,000	10,800
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/2056	4,000	3,238
[5]	Yonkers NY GO	5.000%	3/15/2037	1,000	1,116
					3,055,013
North Carolina (1.1%)
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	6/1/2028	1,280	1,327
	Cabarrus County NC Intergovernmental Agreement Revenue	4.000%	6/1/2034	1,000	1,014
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	8/1/2043	3,500	3,790
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	8/1/2044	1,500	1,610
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/2040	570	578
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/2041	1,050	1,060
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/2043	400	395
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2036	1,580	1,508
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2037	1,665	1,562
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2038	3,505	3,228
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2048	5,100	3,833
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2036	1,135	1,318
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2037	1,735	1,997
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2038	1,675	1,912
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2041	2,500	2,513
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	3,455	3,724
	Charlotte NC Airport Port, Airport & Marina Revenue	3.000%	7/1/2046	5,000	3,866
	Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2055	10,000	10,816
	Charlotte NC GO	2.000%	6/1/2041	10	7
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2044	2,645	2,871
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2045	1,490	1,578
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2054	20,000	21,200
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/2039	3,385	3,482
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/2041	2,472	2,569
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/2027	9,710	9,848
	Macon County NC Appropriations Revenue	4.000%	10/1/2044	1,350	1,317
	Moore County NC Appropriations Revenue	3.000%	6/1/2038	490	452
	Moore County NC Appropriations Revenue	3.000%	6/1/2039	800	724
	Moore County NC Appropriations Revenue	3.000%	6/1/2040	625	549
	North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/2048	2,450	2,569
	North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/2052	2,500	2,604
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2033	2,500	2,480
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2035	4,600	5,404
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2036	3,750	4,368
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	7/1/2040	4,615	3,495
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	520	521
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	2,120	2,121
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	4,505	4,786
[4]	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	2,930	3,344
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.750%	10/1/2028	525	525
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.250%	10/1/2028	350	350
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	1,000	1,044
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	2,390	2,611
38

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	1,860	2,007
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	750	760
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	3,515	2,864
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/2050	1,350	1,124
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/2052	3,000	2,457
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.125%	10/1/2054	1,500	1,511
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/2045	7,000	6,539
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/2048	3,000	2,585
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/2037	1,250	1,369
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/2038	1,250	1,362
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/2041	1,000	1,065
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/2039	8,125	8,193
[5]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/2041	10,000	9,989
	Pender County NC GO	3.000%	3/1/2040	3,000	2,711
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	4,880	4,907
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	12/1/2033	3,000	3,001
	Rowan County NC Appropriations Revenue	4.000%	4/1/2040	2,240	2,243
	Rowan County NC Appropriations Revenue	4.000%	4/1/2042	2,240	2,224
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	2,305	2,327
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/2033	1,750	1,789
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	6,670	6,798
	Wilson NC Special Obligation Revenue	4.000%	10/1/2041	2,450	2,473
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/2031	1,530	1,538
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/2043	1,965	1,923
					200,629
North Dakota (0.2%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	3,340	3,340
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	1,120	1,072
[5]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2046	8,000	6,137
[5]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2051	9,000	6,452
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2053	3,510	3,539
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2054	1,835	1,988
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2054	5,020	5,419
[5]	University of North Dakota COP	4.000%	6/1/2051	2,600	2,398
[5]	University of North Dakota COP	2.500%	6/1/2054	5,000	2,975
	West Fargo Public School District No. 6 GO	3.000%	8/1/2031	3,280	3,290
	West Fargo Public School District No. 6 GO	3.000%	8/1/2032	3,380	3,384
					39,994
Ohio (1.9%)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2036	2,250	2,283
[4]	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2044	590	630
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2036	1,010	1,032
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2036	2,560	2,655
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	7,000	7,814
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2039	7,500	8,304
	Athens City School District GO	3.250%	12/1/2048	2,775	2,227
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2033	2,050	2,070
[1]	Brunswick City School District GO	5.250%	12/1/2053	4,200	4,408
[1]	Brunswick City School District GO	5.500%	12/1/2060	4,305	4,568
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2036	1,000	1,045
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	1,000	974
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	2,500	2,403
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2048	27,810	24,077
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2055	29,605	24,810
	Cleveland OH Income Tax Revenue	4.000%	10/1/2033	425	447
	Cleveland OH Income Tax Revenue	3.000%	10/1/2034	730	720
	Cleveland OH Income Tax Revenue	3.000%	10/1/2035	575	554
	Cleveland OH Income Tax Revenue	3.000%	10/1/2036	500	474
	Cleveland OH Income Tax Revenue	3.000%	10/1/2037	800	745
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/2039	7,423	7,573
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2047	2,500	2,630
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2052	2,500	2,606
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	2,000	2,117
	Cuyahoga Community College District GO	4.000%	12/1/2034	3,000	3,014
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/2047	10,100	9,374
	Franklin City School District GO	3.000%	11/1/2057	5,205	3,717
39

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2051	2,250	2,153
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,235	2,250
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	11,525	11,563
Grandview Heights City School District GO	5.000%	12/1/2058	2,010	2,108
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2033	1,850	1,834
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2034	1,000	981
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2035	1,000	958
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2044	1,140	898
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,575	1,716
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	1,000	1,095
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,455	1,579
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	800	865
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	2,660	2,864
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	2,780	2,980
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	2,000	2,149
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	2,500	2,567
Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/2050	1,245	1,129
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2050	5,750	5,667
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2051	1,000	1,032
Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/2049	3,000	3,260
Kings Local School District GO	5.500%	12/1/2062	8,990	9,560
Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	2,165	2,318
Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/2048	5,010	4,929
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,500	1,576
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	375	399
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2040	225	193
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	205	199
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	7,655	7,026
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2051	1,540	1,096
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	5,000	4,536
New Albany Plain Local School District GO	5.250%	12/1/2059	10,650	11,429
Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/2036	4,250	4,341
Ohio GO	3.000%	6/15/2039	2,500	2,270
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2039	1,000	999
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2040	1,455	1,432
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2050	1,500	1,282
Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	4.000%	12/1/2044	2,490	2,432
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2043	11,050	11,221
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/2050	2,500	1,828
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/2053	3,000	3,091
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2047	2,000	1,653
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2052	3,625	2,876
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2034	3,160	3,206
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2039	1,840	1,842
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/2050	7,770	7,700
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	4,685	5,099
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	4,170	4,572
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	7,625	8,385
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	5,725	6,332
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	1,600	1,582
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/2055	7,195	7,873
Ohio State University College & University Revenue	4.000%	12/1/2041	1,175	1,184
Ohio State University College & University Revenue	3.000%	12/1/2044	3,750	3,010
Ohio State University College & University Revenue (Multiyear Debt Issuance Program II)	5.000%	12/1/2038	2,385	2,719
Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	4.000%	12/1/2048	3,000	2,829
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2031	12,100	12,448
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2043	1,385	1,408
Ohio University College & University Revenue	5.250%	12/1/2054	1,445	1,531
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2044	4,450	4,628
Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	5,995	6,575
Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2063	2,495	2,537
Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.750%	12/1/2053	1,100	1,148
Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	6.000%	12/1/2058	1,615	1,711
40

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wickliffe City School District GO	3.250%	12/1/2056	10,355	7,556
	Worthington City School District GO	5.500%	12/1/2054	4,000	4,277
					349,757
Oklahoma (0.7%)
[1]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/2038	1,700	1,889
[1]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/2041	1,000	1,075
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	4,490	3,087
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (Oklahoma Department of Transportation Project)	4.000%	7/1/2050	2,310	2,186
[4]	Oklahoma City Water Utilities Trust Lease (Abatement) Revenue	5.000%	7/1/2044	2,395	2,596
[4]	Oklahoma City Water Utilities Trust Lease (Abatement) Revenue	5.000%	7/1/2045	1,750	1,886
	Oklahoma City Water Utilities Trust Water Revenue	5.250%	7/1/2064	8,000	8,509
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2042	1,500	1,616
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2043	2,500	2,664
	Oklahoma County Finance Authority Revenue	5.875%	12/1/2047	3,000	1,631
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2033	2,515	2,887
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2032	1,000	1,051
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2033	650	682
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2034	950	994
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2035	590	613
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2039	500	510
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.250%	1/1/2051	2,455	2,623
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.250%	1/1/2056	13,925	14,829
	Oklahoma State University College & University Revenue	4.000%	9/1/2036	375	386
	Oklahoma State University College & University Revenue	4.000%	9/1/2037	785	808
	Oklahoma State University College & University Revenue	3.000%	9/1/2040	500	434
	Oklahoma State University College & University Revenue	3.000%	9/1/2041	500	426
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2037	1,070	1,246
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2041	4,650	5,166
	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/2046	4,965	5,421
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2053	31,695	33,802
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2054	17,700	19,267
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/2043	2,195	2,323
	Oklahoma Water Resources Board Water Revenue	2.000%	4/1/2035	1,000	856
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.000%	4/1/2048	5,080	4,823
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/2030	12,575	12,701
					138,987
Oregon (1.2%)
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/2033	1,415	1,435
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2033	1,000	1,001
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2035	1,000	1,000
	Forest Grove OR College & University Revenue	4.000%	5/1/2036	445	428
	Forest Grove OR College & University Revenue	4.000%	5/1/2039	1,495	1,390
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/2043	1,935	2,012
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/2044	1,840	1,908
[5]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/2040	1,810	1,813
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/2050	7,750	6,860
	Multnomah County OR School District No. 1J Portland GO	3.000%	6/15/2037	2,335	2,183
	Multnomah County School District No. 40 GO	5.500%	6/15/2053	13,715	14,882
	Oregon (Article Xi-Q State Project) GO	5.250%	5/1/2045	2,630	2,904
	Oregon City School District No. 62 GO	0.000%	6/15/2033	500	396
	Oregon City School District No. 62 GO	0.000%	6/15/2034	500	380
	Oregon City School District No. 62 GO	5.000%	6/15/2049	2,615	2,774
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2042	3,355	3,640
	Oregon GO	5.000%	6/1/2035	500	526
	Oregon GO	5.000%	5/1/2036	1,000	1,046
	Oregon GO	5.000%	5/1/2037	700	731
	Oregon GO	5.000%	5/15/2037	1,750	1,889
	Oregon GO	5.000%	6/1/2037	1,560	1,631
	Oregon GO	5.000%	5/1/2038	650	677
	Oregon GO	5.000%	6/1/2041	1,910	2,090
[4]	Oregon GO	5.000%	11/1/2042	1,730	1,922
	Oregon GO	2.600%	12/1/2042	1,455	1,141
	Oregon GO	5.000%	5/1/2043	2,500	2,562
[4]	Oregon GO	5.000%	11/1/2043	1,300	1,432
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	1,550	1,570
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/2051	3,420	2,426
41

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/2050	1,810	1,823
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/2051	2,890	2,910
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,200	2,474
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	2.250%	7/1/2041	2,000	1,522
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	1,505	1,518
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/2051	3,300	2,704
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/2052	3,575	3,166
	Oregon State Lottery Revenue	5.000%	4/1/2037	6,185	6,324
	Oregon State Lottery Revenue	5.000%	4/1/2037	2,500	2,665
	Oregon State Lottery Revenue	5.000%	4/1/2039	3,000	3,171
	Oregon State Lottery Revenue	5.250%	4/1/2044	7,500	8,317
	Oregon State Lottery Revenue	5.250%	4/1/2045	6,500	7,178
	Oregon State University College & University Revenue	5.000%	4/1/2045	6,000	6,493
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/2044	1,405	1,130
	Portland OR Sewer System Sewer Revenue	3.000%	3/1/2037	6,375	6,082
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2049	6,610	7,010
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2054	4,930	5,204
	Portland OR Water System Water Revenue	3.000%	5/1/2034	7,760	7,708
	Portland OR Water System Water Revenue	3.000%	5/1/2035	7,995	7,902
	Portland OR Water System Water Revenue	3.000%	5/1/2036	8,230	8,036
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2037	7,500	7,856
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2039	1,410	1,469
	Tualatin Valley Water District Water Revenue	5.000%	6/1/2053	9,605	10,059
	Tualatin Valley Water District Water Revenue	5.000%	6/1/2054	14,335	15,024
[1]	University of Oregon College & University Revenue	3.500%	4/1/2052	28,370	23,708
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2045	1,810	1,956
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/2044	8,875	3,493
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2046	1,635	1,455
	Yamhill County OR College & University Revenue (George Fox University Project)	4.000%	12/1/2046	2,000	1,923
					224,929
Pennsylvania (3.9%)
	Adams County General Authority College & University Revenue	5.000%	8/15/2050	3,500	3,585
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	5,000	5,205
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2044	2,500	2,326
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2049	815	855
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2052	7,500	8,142
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2042	5,625	5,801
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2033	1,500	1,544
[1]	Berwick Area School District GO	4.000%	11/15/2041	1,125	1,126
	Bethel Park School District GO	4.000%	8/1/2037	1,500	1,535
[5]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/2053	6,500	4,745
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2051	1,500	1,270
	Centennial School District Bucks County GO	5.000%	12/15/2035	1,125	1,211
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	13,000	11,401
[5]	Central Valley School District GO	3.000%	6/1/2040	2,415	2,152
[5]	Central Valley School District GO	3.000%	6/1/2044	2,305	1,871
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	1,800	1,817
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/2027	1,000	1,009
	Chester County IDA Recreational Revenue	4.000%	12/1/2051	2,580	2,364
[1]	Coatesville School District GO	0.000%	10/1/2038	2,100	1,196
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	1,930	2,019
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	15	16
[5]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	2,625	2,604
[5]	Commonwealth of Pennsylvania GO	4.000%	3/1/2033	10,000	10,251
	Commonwealth of Pennsylvania GO	4.000%	10/1/2039	10,000	10,312
	Commonwealth of Pennsylvania GO	5.000%	10/1/2040	5,000	5,420
	Commonwealth of Pennsylvania GO	4.000%	9/1/2043	15,000	14,799
	Conestoga Valley School District GO	3.000%	2/1/2034	2,050	2,017
	Conestoga Valley School District GO	3.000%	2/1/2036	2,175	2,073
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	7,000	6,534
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2049	2,000	1,794
	Cumberland Valley School District GO	4.000%	11/15/2038	2,345	2,380
	Cumberland Valley School District GO	4.000%	11/15/2040	3,000	3,027
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/2039	1,000	1,097
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	1,970	1,847
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2050	5,000	3,713
[5]	Ellwood City Area School District GO	4.000%	11/15/2040	810	812
[1]	Fairview School District GO	3.000%	9/15/2039	1,000	913
42

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Fairview School District GO	3.000%	9/15/2040	1,000	897
[1]	Fairview School District GO	3.000%	9/15/2041	1,000	868
[1]	Gateway School District Alleghany County GO	3.000%	10/15/2038	1,500	1,360
[1]	Gateway School District Alleghany County GO	3.000%	10/15/2039	1,000	890
[1]	Gateway School District Alleghany County GO	3.000%	10/15/2040	1,400	1,226
[1]	Gateway School District Alleghany County GO	3.000%	10/15/2043	2,500	2,060
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2039	5,600	5,678
	Haverford Township PA GO	3.600%	6/1/2043	3,355	3,143
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2047	2,935	3,059
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/2054	1,000	925
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2041	2,175	1,930
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2051	6,300	4,948
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	12,050	10,687
	Methacton School District GO	5.250%	7/15/2051	1,100	1,153
	Methacton School District GO	5.250%	7/15/2054	1,770	1,853
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2034	1,250	1,378
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2034	1,380	1,528
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	3,100	3,138
[5]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2056	1,765	1,526
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2057	19,660	19,797
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2044	2,700	2,519
	Montgomery County Higher Education & Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/2050	4,000	3,658
	Montgomery County PA GO	5.000%	3/1/2036	6,120	6,961
	Montgomery County PA GO	5.000%	3/1/2037	7,485	8,447
	Montgomery County PA GO	5.000%	3/1/2038	3,790	4,248
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/2049	3,500	2,556
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/2045	6,140	6,017
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/2050	5,015	4,862
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/2048	12,000	10,728
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,000	1,008
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2033	2,240	2,408
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2035	1,530	1,678
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2036	1,545	1,575
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2040	6,375	6,270
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2040	1,945	1,914
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2041	5,240	5,083
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2042	4,880	5,203
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	840	791
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2044	2,000	2,093
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2048	2,045	1,869
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2050	2,545	2,629
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	9,750	8,519
[5]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2038	805	858
[5]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2039	500	524
[5]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2040	1,000	1,037
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2033	1,555	1,563
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2040	1,750	1,752
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2050	3,500	3,167
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,155	1,190
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2038	2,000	2,023
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	1,185	1,206
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	4,255	4,073
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/2051	3,600	3,326
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.375%	11/1/2054	3,790	3,482
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2054	3,135	3,207
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	9,950	10,578
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2055	3,250	3,533
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2050	10,035	9,896
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	2,175	2,245
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	2,600	2,747
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	4,710	5,106
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	7,355	7,952
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	4,640	5,087
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	6,217	6,849
	Pennsylvania State University College & University Revenue	5.000%	9/1/2047	5,000	5,060
	Pennsylvania State University College & University Revenue	5.000%	9/1/2048	2,050	2,094
	Pennsylvania State University College & University Revenue	5.250%	9/1/2048	5,000	5,343
	Pennsylvania State University College & University Revenue	5.000%	9/1/2049	3,715	3,931
43

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania State University College & University Revenue	5.250%	9/1/2050	7,500	8,107
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	3,075	3,370
[5]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2029	8,000	8,107
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	1,085	1,178
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2034	11,670	11,771
	Pennsylvania Turnpike Commission Highway Revenue	4.500%	12/1/2034	4,000	4,058
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2034	2,440	2,633
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2034	1,125	1,283
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,050	5,248
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,000	5,657
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	3,855	3,951
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/2037	6,000	6,104
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	14,415	14,946
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2038	2,740	2,793
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	5,000	5,308
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2039	2,245	2,278
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	2,985	3,159
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	4,545	4,592
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	3,135	3,437
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	3,350	2,809
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2042	1,725	1,722
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	6,010	6,149
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	2,225	2,415
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2042	1,500	1,637
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	6,000	5,810
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	2,250	2,421
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	4,500	4,842
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,665	1,829
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	2,500	2,588
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	4,000	4,277
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2045	4,505	4,256
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,000	1,081
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	6,500	6,085
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	4,580	4,288
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	2,100	2,248
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2047	1,230	1,311
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	11,245	10,263
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	5,310	4,041
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2052	1,000	1,059
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2055	1,000	1,078
[7]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/2028	0.000%	12/1/2037	1,610	1,628
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2043	5,110	5,259
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2053	6,675	6,028
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2053	3,510	3,781
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2034	1,115	1,151
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2035	1,150	1,185
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2036	1,700	1,749
[5]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/2037	1,615	1,648
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2037	1,600	1,642
[5]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2037	6,025	6,503
[5]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,500	1,672
[5]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,175	1,299
[5]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,100	1,205
[2]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2050	1,700	1,566
	Philadelphia IDA College & University Revenue	5.000%	11/1/2034	5,250	5,527
	Philadelphia IDA College & University Revenue	4.000%	11/1/2038	1,265	1,254
	Philadelphia IDA College & University Revenue	4.000%	11/1/2045	1,200	1,090
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2047	3,715	3,864
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	12,010	12,565
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2047	6,150	5,593
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	20,000	18,618
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/2050	5,000	3,621
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.500%	7/1/2055	5,765	6,249
	Philadelphia PA GO	5.000%	8/1/2042	615	676
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	1,800	1,869
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2047	4,400	4,729
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2052	4,905	5,238
[5]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/2035	1,140	1,178
[5]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/2038	1,100	1,124
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/2047	4,470	4,815
44

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Radnor Township School District GO	3.000%	8/15/2035	1,400	1,385
	School District of Philadelphia GO	5.250%	9/1/2037	1,955	2,208
	School District of Philadelphia GO	5.250%	9/1/2037	1,100	1,242
	School District of Philadelphia GO	4.000%	9/1/2038	5,000	5,090
	School District of Philadelphia GO	5.250%	9/1/2038	580	651
	School District of Philadelphia GO	5.250%	9/1/2038	1,000	1,122
	School District of Philadelphia GO	5.250%	9/1/2041	14,100	15,465
	School District of Philadelphia GO	5.250%	9/1/2041	2,410	2,643
	School District of Philadelphia GO	5.250%	9/1/2043	7,600	8,215
	School District of Philadelphia GO	4.000%	9/1/2046	5,000	4,662
	Spring Township PA GO	3.000%	11/15/2033	1,020	1,005
	Spring Township PA GO	3.000%	11/15/2034	1,050	1,028
	Spring Township PA GO	3.000%	11/15/2035	1,085	1,058
	Spring Township PA GO	3.000%	11/15/2036	1,115	1,066
[5]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/2033	790	802
	Upper Merion Area PA School District GO	3.000%	1/15/2040	1,500	1,351
	Upper St. Clair Township School District GO	3.250%	10/1/2035	5,000	4,956
	York County PA GO	4.000%	3/1/2035	3,000	3,049
					729,205
Puerto Rico (1.6%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	14,633	15,044
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	28,246	30,165
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	27,378	30,357
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	20,239	14,599
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	39,346	38,897
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	14,035	13,786
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	3,384	3,238
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	5,738	5,266
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	1,065	1,091
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	1,250	1,292
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	8,000	8,332
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	2,935	3,066
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	9,760	10,238
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	9,100	9,407
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	258
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	2,205	2,291
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	3,310	3,019
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	1,535	1,400
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	2,665	2,423
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	165	178
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	215	230
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	40	43
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	40	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	40	39
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	50	48
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	45	43
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	40	38
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	135	124
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	40	36
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	3,084	2,917
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	11,299	9,989
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	1,000	885
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	3,080	2,519
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	8,877	6,721
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	77,696	75,326
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	796	772
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,919	1,860
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	4,714	1,641
					297,620
45

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Rhode Island (0.2%)
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2038	700	707
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2039	860	863
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2040	885	883
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2041	930	914
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2050	1,500	1,316
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2040	280	297
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	500	525
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2042	550	571
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2043	580	596
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/2054	9,250	9,387
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.250%	5/15/2049	3,250	3,511
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.125%	5/15/2054	5,000	4,764
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2040	6,580	6,581
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	4.500%	6/1/2045	1,340	1,325
					32,240
South Carolina (1.6%)
	Clemson University College & University Revenue	5.000%	5/1/2050	2,800	2,975
	Clemson University College & University Revenue	5.000%	5/1/2055	3,750	3,973
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2034	725	750
	Dorchester County SC Special Assessment Revenue	5.250%	10/1/2043	1,590	1,571
	Dorchester County SC Special Assessment Revenue	5.500%	10/1/2051	2,115	2,079
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2042	250	250
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2043	250	246
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2044	300	292
	Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/2054	6,390	6,724
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/2041	1,385	1,173
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/2042	1,000	825
	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/2043	1,700	1,813
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2038	1,250	1,342
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2040	1,330	1,412
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2041	1,000	1,056
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2030	1,045	1,063
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2032	1,550	1,569
	North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/2040	7,000	7,059
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	13,010	14,150
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/2031	1,625	1,773
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2046	2,250	2,112
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2029	3,275	3,279
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2041	1,310	1,413
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2042	1,250	1,336
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/2043	1,000	947
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/2044	1,500	1,409
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/2049	4,250	3,891
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2054	4,000	4,124
	Rock Hill SC Combined Utility System Water Revenue	4.250%	1/1/2059	10,430	9,780
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	4.000%	6/1/2041	1,365	1,350
[2]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	6.750%	6/1/2060	2,425	2,437
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	2,890	3,202
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2042	3,235	3,244
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	3,595	3,492
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2043	2,500	2,489
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	5,415	5,829
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	1,785	1,949
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	4,320	4,620
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2045	1,315	1,424
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/2048	4,660	4,410
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2048	2,560	2,742
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2049	3,050	3,259
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2053	5,000	5,281
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	9,935	10,576
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (MCLEOD Health Project)	4.250%	11/1/2054	8,815	8,224
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/2052	19,425	18,103
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2035	2,205	2,257
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2035	2,140	2,195
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2036	2,885	2,932
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2038	2,690	2,705
46

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2038	3,000	3,017
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2039	1,330	1,328
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2041	10,680	10,437
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	3,000	2,882
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	11,480	11,027
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	1,450	1,533
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2046	3,075	3,203
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2049	5,645	5,823
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2054	14,450	15,188
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	5,295	5,356
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	2,690	2,748
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2047	5,940	6,159
	South Carolina Public Service Authority Water Revenue	5.250%	12/1/2050	3,875	4,097
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	8,530	8,788
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/2052	2,365	2,345
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	1/1/2052	6,160	6,216
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2056	7,860	8,891
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	3,065	3,127
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2036	2,760	2,805
	University of South Carolina College & University Revenue	5.000%	5/1/2034	865	890
	University of South Carolina College & University Revenue	5.000%	5/1/2040	9,075	9,241
					288,207
South Dakota (0.2%)
	Lincoln County SD College & University Revenue	4.000%	8/1/2051	2,775	2,249
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	9,710	9,816
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	2,810	2,602
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	15,725	14,761
					29,428
Tennessee (1.3%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,520	1,606
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/2044	2,120	1,912
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2049	5,000	5,264
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/2045	1,000	1,039
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2049	2,345	2,425
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.250%	8/15/2054	2,300	2,440
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	2,450	2,464
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	4,030	4,182
[1]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/2049	1,250	1,300
	Knox County TN GO	3.000%	6/1/2040	3,730	3,272
	Knoxville TN Electric System Electric Power & Light Revenue	5.000%	7/1/2053	5,000	5,233
	Knoxville TN Electric System Electric Power & Light Revenue	4.000%	7/1/2054	10,000	9,142
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/2027	4,353	4,467
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2046	2,155	2,303
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2054	6,605	6,956
[5]	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	6/1/2050	1,580	1,660
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2040	725	781
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2041	1,000	1,066
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2042	1,315	1,391
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2031	640	646
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2032	670	676
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2033	705	711
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2034	745	751
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2035	780	785
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2041	1,265	1,134
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca University Project)	4.000%	10/1/2051	2,120	1,697
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	4,000	4,548
47

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2041	2,000	2,207
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2042	1,935	1,965
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2044	2,000	2,152
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2037	2,400	2,498
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2042	2,475	2,476
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2043	15,000	14,789
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2045	535	517
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2036	4,075	2,586
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2037	3,175	1,904
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2038	2,725	1,536
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/2039	14,580	15,706
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2029	2,440	2,582
	Shelby County TN GO	3.125%	4/1/2033	1,465	1,462
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	10,225	10,441
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	21,730	23,185
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	2,500	2,711
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	1,190	1,205
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	10,955	11,135
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2035	23,035	25,071
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	18,790	19,471
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/2025	9,325	9,325
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/2031	2,335	2,519
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	4,150	4,409
	Washington County TN GO	4.000%	6/1/2029	3,260	3,281
	Williamson County TN GO	3.000%	4/1/2036	3,275	3,175
					238,159
Texas (10.9%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/2026	3,796	3,812
[15]	Aledo Independent School District GO	5.000%	2/15/2043	1,000	1,058
[15]	Angleton Independent School District GO	4.000%	2/15/2043	4,940	4,835
[15]	Anna Independent School District GO	4.000%	8/15/2050	2,160	2,015
[15]	Anna Independent School District GO	4.125%	2/15/2053	1,640	1,546
	Anna TX GO	5.000%	2/15/2048	7,230	7,540
[15]	Argyle Independent School District GO	4.000%	8/15/2053	1,875	1,715
[2]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.875%	6/15/2065	2,380	2,412
	Arlington TX GO	4.000%	8/15/2038	3,790	3,929
	Arlington TX GO	4.000%	8/15/2043	3,790	3,746
	Arlington TX GO	4.000%	8/15/2044	3,790	3,711
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2031	1,445	1,591
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2032	1,440	1,581
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2033	2,045	2,231
[5]	Aubrey TX GO	5.250%	2/15/2041	1,135	1,241
[5]	Aubrey TX GO	5.250%	2/15/2042	1,005	1,086
[5]	Aubrey TX GO	5.250%	2/15/2043	1,990	2,136
[5]	Aubrey TX GO	5.250%	2/15/2044	2,055	2,195
[5]	Aubrey TX GO	5.250%	2/15/2045	1,350	1,438
[5]	Aubrey TX GO	5.000%	2/15/2050	2,635	2,730
[2]	Aubrey TX Special Assessment Revenue	5.625%	12/31/2055	800	800
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue	4.450%	3/1/2043	1,150	1,167
	Austin Community College District GO	5.250%	8/1/2055	15,415	16,384
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2029	3,315	3,320
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/2032	1,000	1,016
[15]	Austin Independent School District GO	5.000%	8/1/2041	2,750	3,034
[15]	Austin Independent School District GO	5.000%	8/1/2042	4,500	4,913
[15]	Austin Independent School District GO	5.250%	8/1/2044	4,175	4,572
[15]	Austin Independent School District GO	5.250%	8/1/2045	3,190	3,478
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2045	1,760	1,828
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2054	3,740	3,924
	Austin TX GO	5.000%	9/1/2038	2,000	2,153
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2045	6,050	6,291
[15]	Barbers Hill Independent School District GO	5.000%	2/15/2042	1,200	1,302
[15]	Bastrop Independent School District GO	5.000%	2/15/2042	1,045	1,137
[15]	Bastrop Independent School District GO	5.000%	2/15/2043	800	863
[15]	Bastrop Independent School District GO	5.000%	2/15/2044	840	899
[15]	Bastrop Independent School District GO	5.000%	2/15/2045	885	944
[1]	Bastrop TX GO	4.000%	8/1/2049	1,500	1,418
[15]	Belton Independent School District GO	4.000%	2/15/2041	1,000	1,008
[15]	Belton Independent School District GO	4.000%	2/15/2052	1,000	935
	Bexar County Hospital District GO	5.000%	2/15/2039	2,500	2,582
48

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2040	1,980	2,326
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	1,000	1,068
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2049	22,740	25,607
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/2050	1,000	839
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2050	8,250	9,269
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/2052	9,000	8,307
[15]	Bonham Independent School District GO	4.000%	2/15/2046	6,325	6,120
[15]	Bonham Independent School District GO	4.000%	2/15/2053	2,130	1,979
[15]	Bonham Independent School District GO, Prere.	4.000%	8/15/2033	370	405
[15]	Brownwood Independent School District GO	5.000%	2/15/2038	1,300	1,412
[15]	Brownwood Independent School District GO	5.000%	2/15/2039	2,100	2,268
[2]	Buda TX Special Assessment Revenue	6.000%	9/1/2055	750	743
[15]	Bullard Independent School District GO	4.000%	2/15/2052	4,745	4,423
[15]	Burleson Independent School District GO	4.000%	8/1/2036	2,000	2,002
[15]	Calallen Independent School District GO	5.000%	2/15/2042	500	536
[15]	Calallen Independent School District GO	5.000%	2/15/2053	1,000	1,039
[15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2041	2,215	2,410
[15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2042	1,900	2,048
[15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2044	2,500	2,650
[15]	Castleberry Independent School District GO	5.000%	2/15/2054	2,750	2,865
[15]	Cedar Hill Independent School District GO	5.250%	2/15/2042	1,165	1,290
[15]	Celina Independent School District GO	5.000%	2/15/2040	1,055	1,156
[15]	Celina Independent School District GO	5.000%	2/15/2041	1,100	1,195
[15]	Celina Independent School District GO	5.000%	2/15/2047	1,000	1,051
[15]	Celina Independent School District GO	5.250%	2/15/2055	7,500	8,036
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2036	1,345	1,383
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2040	1,200	1,201
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2041	1,900	1,873
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2045	7,225	6,650
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	4,750	4,870
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	1,875	1,922
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	8,845	7,951
[13]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	9,500	9,274
[13]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2028	15,000	13,803
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	7,000	7,881
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2040	1,395	1,519
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2041	1,100	1,189
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	1,740	1,867
[13]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/2028	50	46
	Chambers County TX GO	4.000%	3/1/2047	1,080	1,003
[15]	Clear Creek Independent School District GO	5.000%	2/15/2043	4,745	5,116
[15]	Clear Creek Independent School District GO	5.000%	2/15/2044	2,875	3,078
[15]	Comal Independent School District GO	4.000%	2/1/2036	1,000	1,040
[15]	Comal Independent School District GO	3.000%	2/1/2041	3,720	3,255
[15]	Comal Independent School District GO	5.000%	2/1/2042	2,085	2,280
[15]	Comal Independent School District GO	5.000%	2/1/2043	1,635	1,772
[15]	Conroe Independent School District GO	5.000%	2/15/2043	4,540	4,932
[15]	Conroe Independent School District GO	5.000%	2/15/2045	1,000	1,074
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/2041	650	638
[15]	Corpus Christi Independent School District GO	4.000%	8/15/2033	1,425	1,499
	Corpus Christi TX GO	5.000%	3/1/2041	1,420	1,543
	Corpus Christi TX GO	5.000%	3/1/2041	1,765	1,918
	Corpus Christi TX GO	5.000%	3/1/2042	1,935	2,087
	Corpus Christi TX GO	5.000%	3/1/2042	1,740	1,877
	Corpus Christi TX GO	5.000%	3/1/2043	1,930	2,067
	Corpus Christi TX GO	5.000%	3/1/2043	1,615	1,730
	Corpus Christi TX GO	5.000%	3/1/2044	2,140	2,281
	Corpus Christi TX GO	5.000%	3/1/2044	2,750	2,931
	Corpus Christi TX GO	5.000%	3/1/2045	2,200	2,339
	Corpus Christi TX GO	5.000%	3/1/2045	1,890	2,009
[5]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2055	5,865	6,118
[2]	Crandall TX Special Assessment Revenue	5.500%	9/15/2055	594	594
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/2041	1,045	891
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2051	3,740	3,415
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2028	5,000	5,235
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2034	4,520	4,682
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	6,025	6,165
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	3,000	3,292
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2041	3,035	3,301
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2042	3,825	4,123
49

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2043	1,800	1,983
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2044	2,250	2,462
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2048	17,500	18,764
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue	4.350%	10/1/2041	1,275	1,312
[15]	Dallas Independent School District GO	5.000%	2/15/2042	6,610	7,185
[4]	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.250%	11/1/2065	6,850	7,078
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2038	1,340	1,341
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2035	2,225	2,315
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2040	4,360	4,403
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2041	5,000	5,014
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2042	4,455	4,422
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2044	9,355	9,090
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2052	2,500	2,348
[15]	Denison Independent School District GO	4.000%	8/1/2053	11,000	10,109
[2]	Denton County TX Special Assessment Revenue	5.875%	12/31/2045	195	201
[2]	Denton County TX Special Assessment Revenue	5.625%	12/31/2055	635	656
[2]	Denton County TX Special Assessment Revenue	6.125%	12/31/2055	1,325	1,371
[15]	Denton Independent School District GO	5.000%	8/15/2048	4,130	4,332
	Denton TX GO	4.000%	2/15/2042	1,410	1,398
	Denton TX GO	4.000%	2/15/2044	1,770	1,714
	Denton TX GO	4.000%	2/15/2046	5,840	5,583
	Denton TX GO	4.000%	2/15/2049	7,835	7,387
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/2039	550	610
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/2040	850	933
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/2041	650	706
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/2042	1,000	1,078
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/2043	1,145	1,229
[15]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2039	2,735	3,084
[15]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2040	1,500	1,673
[15]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2041	3,000	3,310
[15]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2042	2,000	2,184
[15]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2043	2,650	2,866
[15]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2044	4,250	4,563
[15]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2045	4,255	4,549
[15]	East Central Independent School District GO	4.000%	8/15/2054	2,295	2,123
[15]	Ector County Independent School District GO	5.000%	8/15/2044	4,385	4,655
[5]	El Paso County Hospital District GO	5.000%	8/15/2040	1,000	1,089
[5]	El Paso County Hospital District GO	5.000%	8/15/2043	1,980	2,100
[5]	El Paso County Hospital District GO	5.500%	2/15/2055	6,165	6,598
[15]	El Paso Independent School District GO	4.000%	8/15/2033	2,500	2,517
	El Paso TX GO	3.000%	8/15/2039	1,270	1,137
	El Paso TX GO	3.000%	8/15/2040	840	736
	El Paso TX GO	3.000%	8/15/2040	1,000	876
	El Paso TX GO	3.000%	8/15/2040	1,375	1,205
	El Paso TX GO	3.000%	8/15/2041	905	774
	El Paso TX GO	3.000%	8/15/2041	1,200	1,026
	El Paso TX GO	3.000%	8/15/2041	1,500	1,283
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2035	1,750	1,765
	EP Essential Housing WF PFC Local or Guaranteed Housing Revenue	4.250%	12/1/2034	4,030	4,080
[15]	Farmersville Independent School District GO	5.000%	2/15/2050	5,310	5,585
[15]	Farmersville Independent School District GO	4.000%	2/15/2051	5,500	5,188
[15]	Farmersville Independent School District GO	5.250%	2/15/2055	3,000	3,214
[15]	Flour Bluff Independent School District GO	5.000%	8/15/2043	1,800	1,925
[15]	Flour Bluff Independent School District GO	5.000%	8/15/2044	2,325	2,469
[15]	Forney Independent School District GO	3.000%	2/15/2037	2,000	1,957
	Forney Independent School District GO	0.000%	8/15/2039	1,000	553
[1]	Forney Independent School District GO	0.000%	8/15/2039	1,000	552
[1]	Forney Independent School District GO	0.000%	8/15/2040	1,000	520
[15]	Forney Independent School District GO	5.000%	8/15/2040	865	938
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2038	3,220	3,031
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2039	2,250	2,081
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2040	1,340	1,183
	Fort Worth TX GO	5.000%	3/1/2028	2,000	2,014
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2043	2,100	1,450
[8]	Freddie Mac Pool	3.100%	2/1/2040	5,761	5,153
[8]	Freddie Mac Pool	3.450%	7/1/2040	9,819	9,206
[15]	Friendswood Independent School District GO	4.000%	2/15/2032	3,630	3,639
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2038	1,300	1,414
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2040	550	603
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2042	750	809
50

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2044	680	721
[5]	Garland TX Electric Utility System Electric Power & Light Revenue	4.250%	3/1/2048	1,450	1,415
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/2051	1,015	932
	Garland TX GO	5.000%	2/15/2040	1,215	1,314
[15]	Georgetown Independent School District GO	5.000%	2/15/2043	1,305	1,417
[15]	Georgetown Independent School District GO	5.000%	2/15/2044	1,030	1,108
[15]	Georgetown Independent School District GO	5.000%	2/15/2045	2,975	3,186
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/2048	960	1,009
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/2053	1,525	1,601
[15]	Goliad Independent School District GO	5.000%	2/15/2038	2,150	2,358
[15]	Goliad Independent School District GO	5.000%	2/15/2039	2,270	2,471
[15]	Goliad Independent School District GO	5.000%	2/15/2041	2,490	2,672
[15]	Goliad Independent School District GO	5.000%	2/15/2042	2,360	2,517
[15]	Goliad Independent School District GO	5.000%	2/15/2043	2,735	2,898
[15]	Goliad Independent School District GO	4.000%	2/15/2048	4,505	4,312
[15]	Goliad Independent School District GO	4.000%	2/15/2053	11,315	10,515
[15]	Goose Creek Consolidated Independent School District GO	5.000%	10/1/2041	1,450	1,567
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/2035	21,500	23,047
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/2036	8,585	9,176
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2039	1,500	1,504
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	5,000	5,133
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	4,160	4,326
[15]	Greenwood Independent School District GO	4.000%	2/15/2041	9,550	9,646
[15]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2042	1,000	1,087
[15]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2043	885	955
[15]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2044	2,250	2,410
[15]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2045	1,825	1,947
	Harris County Flood Control District GO	4.250%	10/1/2047	10,840	10,858
	Harris County Hospital District GO	5.000%	2/15/2045	12,500	13,168
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	14,335	14,836
[1]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/2041	2,895	2,801
[1]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/2043	1,000	952
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2037	2,520	2,571
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2038	1,000	1,015
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2041	5,000	4,984
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2049	5,000	5,373
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2054	5,500	5,061
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2054	5,000	5,353
[15]	Hays Consolidated Independent School District GO	4.000%	2/15/2037	1,000	1,032
[15]	Hays Consolidated Independent School District GO	4.000%	2/15/2038	1,250	1,284
[15]	Hays Consolidated Independent School District GO	5.250%	2/15/2055	5,000	5,350
	Hays County TX GO	4.000%	2/15/2032	3,135	3,182
	Hays County TX GO	4.000%	2/15/2032	3,820	3,832
	Hays County TX GO	4.000%	2/15/2033	865	877
	Hays County TX GO	4.000%	2/15/2033	3,320	3,365
	Hays County TX GO	5.000%	2/15/2042	4,000	4,058
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2035	1,000	1,061
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2036	1,000	1,053
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2036	1,000	1,037
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2037	2,370	2,280
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2038	1,900	1,846
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2038	1,000	950
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2039	1,405	1,314
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2039	1,000	957
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2040	2,000	1,886
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	2,750	2,543
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	1,000	904
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2053	5,000	1,101
	Hidalgo County TX GO	5.000%	8/15/2050	1,260	1,325
[15]	Highland Park Potter County Independent School District GO	5.250%	2/15/2040	2,190	2,408
[5]	Horizon Regional Municipal Utility District GO	4.125%	2/1/2048	375	348
[5]	Horizon Regional Municipal Utility District GO	4.125%	2/1/2049	5,610	5,160
[5]	Horizon Regional Municipal Utility District GO	4.125%	2/1/2050	4,785	4,415
[5]	Horizon Regional Municipal Utility District GO	4.125%	2/1/2051	3,315	3,051
	Houston Community College System GO	4.000%	2/15/2036	8,500	8,652
	Houston Higher Education Finance Corp. College & University Revenue (Houston Baptist University Project)	4.000%	10/1/2051	1,700	1,349
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2039	1,250	1,297
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2043	3,230	3,306
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2038	2,400	2,224
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2039	1,385	1,254
51

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2049	8,000	8,524
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2051	12,590	11,420
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2054	7,200	7,644
	Houston TX GO	4.000%	3/1/2034	590	618
	Houston TX GO	3.000%	3/1/2036	1,030	972
	Houston TX GO	5.250%	3/1/2042	1,925	2,084
	Houston TX GO	5.000%	3/1/2044	1,230	1,313
	Houston TX GO	5.000%	3/1/2045	1,250	1,330
	Houston TX GO	4.125%	3/1/2051	3,500	3,247
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2033	1,125	1,143
	Huntsville TX Waterworks & Sewer System Water Revenue	3.000%	8/15/2047	1,800	1,317
[15]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2040	5,725	5,841
[15]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2041	6,430	6,491
[15]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2050	4,205	3,922
	Judson Independent School District GO	4.000%	2/1/2044	2,330	2,226
[15]	Katy Independent School District GO	3.000%	2/15/2033	3,000	3,015
[15]	Katy Independent School District GO	3.000%	2/15/2034	6,995	7,000
[15]	Katy Independent School District GO	3.000%	2/15/2035	7,185	7,137
[15]	Katy Independent School District GO	5.000%	2/15/2038	965	1,062
[15]	Katy Independent School District GO	5.000%	2/15/2039	1,125	1,232
[15]	Krum Independent School District GO	5.000%	8/15/2041	3,430	3,719
[15]	Krum Independent School District GO	5.000%	8/15/2042	3,600	3,868
[15]	Krum Independent School District GO	5.000%	8/15/2043	3,580	3,813
[15]	Krum Independent School District GO	5.250%	8/15/2043	1,500	1,648
[15]	Krum Independent School District GO	5.250%	8/15/2045	1,555	1,697
	Kyle TX GO	4.000%	8/15/2050	2,500	2,290
	Laguna-Madre Water District GO	4.000%	3/1/2052	4,670	4,435
[15]	Lake Travis Independent School District GO	4.000%	2/15/2033	485	490
[15]	Lake Travis Independent School District GO	4.000%	2/15/2034	1,015	1,024
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/2054	7,960	7,279
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/2062	6,615	5,997
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2049	1,000	919
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2054	5,335	4,833
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	1,715	1,716
[15]	Leander Independent School District GO	5.000%	8/15/2036	3,000	3,484
[15]	Leander Independent School District GO	5.000%	8/15/2037	4,030	4,639
[15]	Leander Independent School District GO	4.000%	2/15/2039	2,500	2,571
[15]	Leander Independent School District GO	4.000%	2/15/2040	2,500	2,553
[15]	Leander Independent School District GO	5.000%	8/15/2040	1,000	1,077
[15]	Leander Independent School District GO	5.000%	8/15/2041	1,355	1,450
[1]	Leander Independent School District GO	4.000%	2/15/2049	2,255	2,098
[1]	Leander Independent School District GO	4.125%	2/15/2053	1,340	1,241
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,085	1,084
[15]	Lewisville Independent School District GO	5.000%	8/15/2044	7,920	8,434
[15]	Liberty Hill Independent School District GO	3.000%	2/1/2035	1,500	1,474
[15]	Liberty Hill Independent School District GO	3.000%	2/1/2036	5,000	4,785
[2]	Liberty Hill TX Special Assessment Revenue	4.125%	9/1/2042	1,097	971
[15]	Little Elm Independent School District GO	4.000%	8/15/2054	5,000	4,625
	Lone Star College System GO	4.000%	2/15/2029	1,150	1,151
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2033	1,250	1,430
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2034	5,050	5,484
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2035	3,200	3,656
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2036	4,015	4,546
[5]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2037	3,625	3,726
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2037	3,095	3,476
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2038	7,000	7,784
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2039	7,500	8,258
[5]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2040	1,785	1,799
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2040	2,560	2,786
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2041	2,025	2,183
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2043	1,020	1,074
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2045	1,000	1,046
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	2,810	2,927
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2036	1,500	1,589
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2036	1,000	1,075
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,040	1,097
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	3,000	3,208
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,290	1,398
[5]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,400	1,543
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	1,500	1,576
52

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	2,000	2,127
[5]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	1,500	1,639
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	1,500	1,569
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	2,720	2,877
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	8,500	9,086
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2040	1,000	1,040
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2047	7,000	7,481
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2048	8,885	9,373
	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2049	1,570	1,414
[5]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	10,000	10,486
[5]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2053	8,020	8,434
[5]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2053	8,115	8,616
[5]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2054	7,500	7,781
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	11,080	11,456
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	4,450	4,614
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2043	3,930	4,020
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2051	1,000	907
	Lubbock TX GO	4.000%	2/15/2030	1,250	1,253
[15]	Lumberton Independent School District GO	3.000%	2/15/2045	1,300	1,048
[15]	Mabank Independent School District GO	5.000%	8/15/2043	2,530	2,688
[15]	Mansfield Independent School District GO	5.000%	2/15/2044	5,270	5,617
[15]	Mansfield Independent School District GO	4.000%	2/15/2054	5,650	5,217
	McKinney TX GO	5.000%	8/15/2041	2,140	2,329
	McKinney TX GO	5.000%	8/15/2042	2,345	2,535
	McKinney TX GO	4.000%	8/15/2043	1,615	1,611
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/2039	1,000	762
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/2040	1,000	731
[15]	Medina Valley Independent School District GO	4.000%	2/15/2053	14,750	13,707
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/2044	3,500	3,557
	Midland County TX GO	4.000%	2/15/2039	5,000	5,153
[15]	Midland Independent School District GO	4.000%	2/15/2040	1,595	1,614
[15]	Midland Independent School District GO	4.000%	2/15/2041	1,725	1,733
[15]	Midland Independent School District GO	4.000%	2/15/2054	7,800	7,274
	Missouri City TX GO	4.000%	6/15/2032	1,125	1,132
[15]	Montgomery Independent School District GO	4.000%	2/15/2054	2,570	2,373
[15]	Needville Independent School District GO	4.000%	8/15/2049	4,770	4,465
[15]	Needville Independent School District GO	4.000%	8/15/2054	7,640	6,975
[15]	New Braunfels Independent School District GO	4.000%	2/1/2052	4,000	3,706
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/2055	10,380	9,601
[15]	New Caney Independent School District GO	5.000%	2/15/2037	625	705
[15]	New Caney Independent School District GO	5.000%	2/15/2038	750	840
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/2027	170	170
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	5,720	5,723
[2]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.250%	7/1/2045	4,805	4,592
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	8/15/2049	6,655	7,303
[2]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.500%	7/1/2056	6,000	5,657
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/2046	5,620	4,518
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/2043	1,650	1,650
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/2049	1,600	1,584
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2055	750	718
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2060	1,000	945
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.500%	10/1/2060	1,125	1,161
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2044	1,750	1,878
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2045	1,765	1,887
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2046	1,600	1,703
	North Texas Municipal Water District Sewer Revenue	5.000%	6/1/2055	26,300	27,271
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/2037	2,590	2,126
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Water Revenue	4.000%	6/1/2045	3,525	3,398
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Water Revenue	4.000%	6/1/2046	2,975	2,851
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Water Revenue	4.125%	6/1/2054	1,110	1,051
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2055	6,175	6,452
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	410	461
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	375	419
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	730	809
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	3,000	3,050
53

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	6,835	6,979
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	5,000	4,396
[15]	Northside Independent School District GO	5.000%	8/15/2036	1,000	1,147
[15]	Northside Independent School District GO	5.000%	8/15/2037	1,225	1,394
[15]	Northside Independent School District GO	5.000%	8/1/2039	1,000	1,094
[15]	Northside Independent School District GO	5.000%	8/1/2040	1,000	1,087
[15]	Northside Independent School District GO	4.125%	8/15/2053	2,685	2,532
[15]	Northside Independent School District GO	5.000%	8/15/2055	2,240	2,346
[15]	Northwest Independent School District GO	5.000%	2/15/2043	650	701
[15]	Paradise Independent School District GO	4.000%	8/15/2038	1,380	1,431
[15]	Pearland Independent School District GO	5.000%	2/15/2042	3,000	3,122
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2035	1,000	1,045
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2036	1,000	1,042
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2054	4,900	5,175
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2035	5,000	5,898
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2050	5,000	5,326
	Pflugerville Independent School District GO	4.000%	2/15/2045	5,000	4,804
	Plano TX GO	4.000%	9/1/2044	5,645	5,509
[15]	Ponder Independent School District GO	4.000%	2/15/2037	1,935	2,008
[15]	Ponder Independent School District GO	4.000%	2/15/2038	1,000	1,031
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2039	1,170	1,187
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2048	18,700	19,394
[15]	Princeton Independent School District GO	5.000%	2/15/2042	1,655	1,777
[15]	Princeton Independent School District GO	5.000%	2/15/2043	1,195	1,276
[15]	Prosper Independent School District GO	4.000%	2/15/2053	10,500	9,679
[15]	Prosper Independent School District GO	4.000%	2/15/2054	1,000	919
[15]	Prosper Independent School District GO	5.250%	2/15/2055	5,500	5,911
[15]	Prosper Independent School District GO PUT	4.000%	8/15/2026	1,010	1,017
[15]	Quinlan Independent School District GO	5.000%	8/15/2039	590	650
[15]	Quinlan Independent School District GO	5.000%	8/15/2040	725	793
[15]	Richardson Independent School District GO	3.000%	2/15/2036	1,000	985
[15]	Richardson Independent School District GO	5.000%	2/15/2042	1,500	1,502
[15]	Rockwall Independent School District GO	4.000%	2/15/2053	25,435	23,523
[5]	Royse City TX GO	4.000%	8/15/2040	2,630	2,658
[15]	Salado Independent School GO	5.000%	2/15/2041	3,330	3,599
[15]	Salado Independent School GO	5.000%	2/15/2042	3,705	3,971
[15]	Salado Independent School GO	5.000%	2/15/2043	1,865	1,983
[15]	Salado Independent School GO	5.000%	2/15/2044	1,400	1,478
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/2043	1,465	1,485
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.430%	4/1/2043	2,030	2,050
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2037	1,275	1,324
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2038	1,750	1,882
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2039	2,500	2,782
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	2,000	2,107
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2042	3,890	3,820
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2043	3,270	3,167
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	45	48
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	15,000	16,093
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2054	7,500	8,022
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	2,565	2,577
[4]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	3,145	3,143
	San Antonio TX GO	4.000%	8/1/2035	1,190	1,248
	San Antonio TX GO	4.000%	2/1/2039	6,005	6,156
	San Antonio TX GO	4.000%	2/1/2040	3,280	3,330
	San Antonio TX GO	4.000%	2/1/2041	3,300	3,328
	San Antonio TX GO	4.000%	2/1/2042	2,500	2,506
	San Antonio TX GO	4.000%	2/1/2043	2,500	2,487
[15]	San Antonio TX Independent School District GO	4.000%	8/15/2037	1,975	2,032
[15]	San Antonio TX Independent School District GO	5.000%	8/15/2039	3,500	3,843
[15]	San Antonio TX Independent School District GO	5.000%	8/15/2042	795	874
[15]	San Antonio TX Independent School District GO	5.000%	8/15/2043	935	1,017
	San Antonio Water System Water Revenue	4.000%	5/15/2039	3,385	3,433
	San Antonio Water System Water Revenue	4.000%	5/15/2041	1,305	1,307
	San Antonio Water System Water Revenue	4.000%	5/15/2042	1,875	1,857
	San Jacinto Community College District GO	5.000%	2/15/2029	3,860	3,884
	San Jacinto Community College District GO	5.000%	2/15/2030	4,055	4,080
	San Jacinto Community College District GO	5.000%	2/15/2032	2,000	2,012
[15]	San Marcos Consolidated Independent School District GO	5.000%	8/15/2042	3,825	4,117
[15]	San Marcos Consolidated Independent School District GO	5.250%	8/15/2047	4,490	4,817
[1]	Sands Consolidated Independent School District GO	4.000%	2/15/2048	2,450	2,322
54

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Sheldon Independent School District GO	4.000%	2/15/2050	3,630	3,417
[15]	Sheldon Independent School District GO	4.000%	2/15/2050	1,250	1,181
[15]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/2053	1,810	1,669
	South Manvel Development Authority Tax Increment/Allocation Revenue	5.000%	4/1/2043	500	501
	South Manvel Development Authority Tax Increment/Allocation Revenue	5.250%	4/1/2050	1,000	1,003
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2038	1,000	1,109
[15]	Southwest Independent School District GO	3.000%	2/1/2040	2,395	2,138
[15]	Southwest Independent School District GO	4.000%	2/1/2053	5,000	4,617
[15]	Spring Branch Independent School District GO	4.000%	2/1/2041	3,150	3,195
	Spring Independent School District GO	4.000%	8/15/2041	5,000	5,013
[15]	Stanton Independent School District GO	5.000%	2/15/2043	2,130	2,273
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	2,000	2,005
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	1,650	1,779
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/2052	5,800	6,330
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2053	9,680	8,576
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.125%	12/1/2054	15,000	14,056
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City Of Dallas Project)	4.000%	9/1/2044	6,240	6,032
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City Of Dallas Project)	4.125%	9/1/2046	6,975	6,764
[15]	Taylor County Wylie Independent School District GO	5.000%	2/15/2041	1,740	1,871
[15]	Taylor County Wylie Independent School District GO	5.000%	2/15/2043	2,350	2,490
	Taylor TX GO	4.125%	8/15/2049	1,515	1,451
	Taylor TX GO	4.125%	8/15/2050	1,615	1,538
[15]	Terrell TX Independent School District GO	5.250%	8/1/2055	10,000	10,735
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.000%	3/1/2052	2,060	2,021
[4]	Texas GO	5.000%	10/1/2043	13,080	14,400
[4]	Texas GO	5.000%	10/1/2044	12,500	13,658
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2025	2,760	2,767
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2026	1,490	1,525
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/2026	355	361
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2025	140	140
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	1,810	1,843
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	3,055	3,200
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2029	3,515	3,727
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	10,310	11,049
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2031	2,650	2,868
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2032	8,575	9,363
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	22,130	23,724
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2034	12,560	14,243
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue PUT	5.000%	1/1/2034	11,790	12,977
[5]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2046	1,500	1,153
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	5.500%	9/1/2050	2,000	2,146
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	5.500%	9/1/2055	3,250	3,473
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2031	1,000	1,033
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2032	1,040	1,071
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2032	5,000	5,140
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2033	2,045	2,097
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2033	6,500	6,645
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2034	1,000	1,019
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2034	7,500	7,619
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2035	1,000	1,012
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2035	3,715	3,746
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2036	3,190	3,206
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2036	1,000	1,002
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2037	2,150	2,145
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2037	3,165	3,141
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2039	1,000	975
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2039	4,000	3,872
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2040	3,135	3,000
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2033	9,320	9,952
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2034	7,275	7,740
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	3,050	3,020
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2039	3,225	3,152
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2038	500	544
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2042	500	528
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	2,500	2,511
55

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas State University System College & University Revenue	4.000%	3/15/2049	5,205	4,774
	Texas Transportation Commission GO PUT	0.650%	4/1/2026	3,100	3,060
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2043	12,000	13,114
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	2,230	2,231
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	7,000	7,211
	Texas Water Development Board Water Revenue	4.000%	8/1/2036	6,000	6,238
	Texas Water Development Board Water Revenue	3.000%	10/15/2038	3,075	2,842
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	3,780	3,961
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	6,800	6,903
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	13,500	13,600
	Texas Water Development Board Water Revenue	5.000%	8/1/2043	6,675	7,169
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	10,725	10,599
	Texas Water Development Board Water Revenue	4.500%	10/15/2043	2,925	3,046
	Texas Water Development Board Water Revenue	4.000%	10/15/2046	1,135	1,080
	Texas Water Development Board Water Revenue	4.000%	4/15/2051	1,685	1,545
	Texas Water Development Board Water Revenue	5.000%	10/15/2058	6,975	7,250
[15]	Tomball Independent School District GO	3.950%	2/15/2039	3,625	3,695
[15]	Tomball Independent School District GO	3.875%	2/15/2043	4,810	4,713
[15]	Tomball Independent School District GO	5.000%	2/15/2044	3,815	4,084
[15]	Tomball Independent School District GO	5.000%	2/15/2045	1,500	1,599
	Travis County TX GO	5.000%	3/1/2039	5,000	5,260
	Travis County TX GO	3.000%	3/1/2040	1,000	885
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2041	700	752
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2043	825	875
	University of Houston College & University Revenue	4.000%	2/15/2030	4,610	4,614
	University of Houston College & University Revenue	3.000%	2/15/2034	10,605	10,496
	University of North Texas System College & University Revenue	5.000%	4/15/2036	1,000	1,151
	University of North Texas System College & University Revenue	5.000%	4/15/2037	1,000	1,141
	University of North Texas System College & University Revenue	5.000%	4/15/2044	3,890	3,971
[15]	Van Alstyne Independent School District GO	4.000%	2/15/2048	1,580	1,508
[15]	Victoria Independent School District GO	4.000%	2/15/2048	2,580	2,470
[15]	Vidor Independent School District GO	5.000%	2/15/2041	1,205	1,311
[15]	Waco Independent School District GO	4.000%	8/15/2041	3,195	3,221
[15]	Waco Independent School District GO	4.125%	8/15/2053	1,100	1,046
	Waco TX GO	4.000%	2/1/2040	7,930	8,024
	Waco TX GO	4.000%	2/1/2041	8,260	8,311
	Waco TX GO	4.000%	2/1/2048	5,120	4,888
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/2038	3,860	4,251
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/2039	5,235	5,716
[1]	Waller Consolidated Independent School District GO	4.000%	2/15/2053	2,000	1,817
[15]	Waxahachie Independent School District GO	5.000%	2/15/2039	1,390	1,542
[15]	Waxahachie Independent School District GO	5.000%	2/15/2041	1,520	1,653
[15]	Wichita Falls Independent School District GO	3.000%	2/1/2040	3,000	2,674
[15]	Ysleta Independent School District GO	4.000%	8/15/2050	10,000	9,428
					2,028,168
Utah (2.1%)
[2]	Black Desert Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2053	2,000	2,020
	Bountiful UT Sales Tax Revenue	4.000%	7/1/2048	1,180	1,104
	Cache County School District GO	4.000%	6/15/2040	4,810	4,936
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/2040	645	652
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2043	4,290	4,257
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2044	4,465	4,388
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2045	1,085	1,049
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2049	8,730	8,207
	Davis School District GO	4.000%	6/1/2041	6,055	6,185
	Davis School District GO	4.000%	6/1/2042	6,295	6,368
[5]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2041	1,105	1,245
[5]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2045	1,250	1,354
[5]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2041	440	496
[5]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2042	510	569
[5]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2043	620	685
[5]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2044	1,410	1,542
[5]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2045	1,820	1,975
[5]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.500%	6/1/2050	22,715	24,678
[5]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.500%	6/1/2055	36,180	38,973
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	2,530	2,736
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	3,675	3,980
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	3,355	3,603
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	3,390	3,588
56

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2043	9,500	9,908
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	5,000	5,185
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	1,000	1,054
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	2,120	2,224
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2045	8,735	9,217
	Iron County UT Sales Tax Revenue	5.000%	10/1/2059	3,755	3,901
	Iron County UT Sales Tax Revenue	5.000%	10/1/2064	11,035	11,422
	Local Building Authority of Alpine School District Lease (Appropriation) Revenue	5.000%	3/15/2041	6,690	7,319
[2]	Mida Cormont Public Infrastructure District GO	6.250%	6/1/2055	520	547
[2,7]	Mida Cormont Public Infrastructure District GO, 6.750% coupon rate effective 6/1/2029	0.000%	6/1/2055	3,619	3,059
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2037	300	340
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2038	250	282
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2039	250	280
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2040	500	553
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2041	750	822
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/2042	1,325	1,300
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/2043	1,500	1,453
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/2044	800	769
	Ogden City UT Sewer & Water Revenue	3.000%	6/15/2045	3,000	2,358
	Park City School District Local Building Authority Lease (Appropriation) Revenue	4.000%	3/15/2045	5,405	5,206
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	3/15/2036	5,810	6,037
	Salt Lake City Corp. GO	3.000%	6/15/2041	1,185	1,031
	Salt Lake City School District GO	5.000%	3/1/2036	7,065	8,275
	Salt Lake City School District GO	5.000%	3/1/2037	7,420	8,608
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2050	7,500	8,004
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/2042	1,365	1,360
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/2043	1,420	1,394
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/2044	1,480	1,437
	University of Utah College & University Revenue	4.000%	8/1/2034	1,175	1,192
	University of Utah College & University Revenue	4.000%	8/1/2039	4,000	4,061
	University of Utah College & University Revenue	5.000%	8/1/2039	1,000	1,095
	University of Utah College & University Revenue	4.000%	8/1/2040	3,000	3,022
	University of Utah College & University Revenue	4.000%	8/1/2041	5,000	5,006
	University of Utah College & University Revenue	4.000%	8/1/2042	3,000	2,968
	University of Utah College & University Revenue	4.000%	8/1/2043	4,085	3,991
	University of Utah College & University Revenue	5.250%	8/1/2048	2,405	2,562
	University of Utah College & University Revenue	4.000%	8/1/2051	1,500	1,375
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/2038	720	733
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/2039	1,475	1,567
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/2043	1,150	1,158
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/2044	625	633
	Utah County UT Health, Hospital, Nursing Home Revenue	3.000%	5/15/2050	5,795	4,335
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/2054	6,305	6,873
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	1,615	1,777
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	3,085	3,407
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	28,980	32,414
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	5,995	6,734
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	5,990	6,844
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	7,405	8,536
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2042	7,140	7,761
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2043	12,100	13,243
[2]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2054	1,265	1,294
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/2054	15,000	15,887
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/2044	3,125	3,230
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/2041	3,660	3,686
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/2042	3,810	3,805
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/2043	3,960	3,907
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/2044	1,970	1,909
					382,940
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2045	2,850	2,368
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/2045	3,500	3,679
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	4.000%	11/1/2050	2,505	2,254
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/2052	5,250	5,459
57

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vermont GO	4.000%	8/15/2040	3,135	3,226
					16,986
Virginia (1.9%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,000	1,018
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	1,750	1,772
	Arlington County VA GO	2.500%	8/15/2029	5,000	4,890
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	5,300	5,581
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	4,720	4,971
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/2048	9,000	9,503
[2]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/2055	5,711	4,764
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project)	5.000%	10/1/2039	1,525	1,671
	Fairfax County Economic Development Authority Special Tax Revenue (Route 28 Project)	3.000%	4/1/2036	2,000	1,955
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/2032	11,190	11,246
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/2037	2,500	2,757
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/2051	5,000	5,228
[2,8]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.650%	11/25/2038	9,768	9,191
[8,10]	Freddie Mac Multifamily ML Certificates	4.156%	5/25/2041	13,919	13,634
[8,10]	Freddie Mac Multifamily ML Certificates	2.990%	4/25/2043	7,857	6,898
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.003%	1/25/2040	9,522	9,378
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.415%	8/25/2040	6,909	7,037
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.547%	10/25/2040	19,785	20,367
[2,8,10]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.563%	4/25/2042	9,036	9,185
[8]	Freddie Mac Pool	3.600%	1/1/2041	7,349	6,828
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2050	6,000	5,669
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/2060	24,000	24,883
	Hampton Roads Transportation Accountability Commission Intergovernmental Agreement Revenue	5.250%	7/1/2064	1,735	1,837
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	10,000	11,464
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2045	700	639
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2048	10,460	10,890
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2050	3,305	2,903
[5]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	1,000	1,072
[5]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	4.750%	7/1/2053	4,675	4,725
[5]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/2053	3,160	3,291
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	6.750%	12/1/2053	855	923
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	6.875%	12/1/2058	3,200	3,463
	Loudoun County CA Economic Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities Local or Guaranteed Housing Revenue	1.980%	6/1/2058	2,269	1,402
	Loudoun County VA GO	4.000%	12/1/2041	4,850	4,968
[2]	Newport News IDA Revenue	5.330%	7/1/2045	7,000	7,000
	Norfolk VA GO	5.000%	9/1/2041	1,680	1,813
	Norfolk VA GO	5.000%	9/1/2042	1,445	1,550
	Norfolk VA GO	5.000%	9/1/2043	1,445	1,540
	Norfolk VA GO	5.000%	9/1/2044	2,545	2,699
	Norfolk VA GO	5.000%	9/1/2045	2,545	2,692
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/2040	1,982	2,089
	Richmond VA GO	2.000%	7/15/2034	2,570	2,273
	Richmond VA Public Utility Multiple Utility Revenue	4.000%	1/15/2042	500	495
	Shenandoah County IDA Local or Guaranteed Housing Revenue (Massanutten Manor Project)	3.650%	1/1/2035	2,290	2,239
	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/2041	1,405	1,429
	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/2042	2,000	2,014
	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/2043	1,890	1,892
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/2053	2,570	2,827
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/2059	2,035	2,229
	Virginia Beach VA Storm Water Utility Water Revenue	4.000%	11/15/2049	10,025	9,671
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2036	2,870	2,752
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2043	2,660	2,629
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	3,000	2,684
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2034	5,470	5,415
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2035	2,720	2,665
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/2043	1,225	1,070
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/2036	4,880	5,138
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/2037	5,075	5,296
58

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/2044	3,140	3,071
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/2045	6,000	5,842
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/2047	4,000	3,884
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/2035	935	979
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/2038	905	931
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	9/1/2039	4,450	4,472
[4]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.125%	4/1/2027	1,815	1,814
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2039	1,410	1,429
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2040	8,450	8,496
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2042	1,845	1,812
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	8,050	7,326
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2050	2,525	2,655
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2054	4,000	4,093
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2055	9,205	9,612
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/15/2035	4,795	5,333
					349,853
Washington (0.9%)
	Energy Northwest Nuclear Revenue	4.000%	7/1/2042	3,235	3,199
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2036	1,670	1,847
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2039	1,000	1,084
	Grant County Public Hospital District No. 1 GO	5.125%	12/1/2048	5,000	5,059
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2039	270	298
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2040	590	643
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2041	750	810
	Kennewick Public Facilities District Sales Tax Revenue	5.250%	12/1/2054	10,090	10,721
	King County School District No. 403 Renton GO	4.000%	12/1/2039	2,205	2,255
	King County School District No. 403 Renton GO	4.000%	12/1/2040	2,850	2,906
[5]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2032	765	870
[5]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2033	750	859
[5]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2034	875	1,005
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/2042	1,200	1,189
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2049	3,585	3,773
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,950	1,975
	Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.250%	12/1/2055	4,000	4,299
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Jens Pointe Project)	4.250%	2/1/2038	2,800	2,879
	Washington GO	5.000%	6/1/2042	1,250	1,296
	Washington GO	5.000%	6/1/2042	20	22
	Washington GO	5.000%	2/1/2043	1,605	1,682
	Washington GO	5.000%	6/1/2047	3,365	3,550
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	5,000	4,811
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2043	2,500	2,637
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2044	1,830	1,651
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2044	2,250	2,355
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	8,750	7,931
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2050	3,060	3,189
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	9/1/2055	9,190	9,760
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2050	1,400	1,241
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2042	975	838
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2046	2,205	1,824
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	8,000	8,241
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2034	130	125
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2035	1,000	1,057
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	4,460	3,674
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/2048	5,500	4,854
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/2035	32,067	31,186
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/2037	8,826	8,340
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	11/20/2041	6,340	6,101
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	11/20/2041	6,175	5,842
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.084%	3/1/2050	5,464	5,344
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/2059	2,000	2,032
[2]	Washington State Housing Finance Commission Private Schools Revenue	6.125%	7/1/2053	3,000	3,229
	Washington State University College & University Revenue	5.000%	4/1/2039	2,695	3,027
					171,510
59

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
West Virginia (0.4%)
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	305	308
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2034	7,595	7,681
	West Virginia GO	5.000%	12/1/2045	1,000	1,048
[5]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2040	3,080	3,281
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2041	4,000	4,367
[5]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	9/1/2042	6,265	6,688
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2043	2,805	3,023
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/2047	5,000	3,977
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/2047	5,500	5,221
[5]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/1/2048	2,590	2,787
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/2048	15,175	16,595
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2050	9,760	10,454
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2051	2,500	2,222
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/2053	6,010	5,653
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2051	1,980	1,819
					75,124
Wisconsin (1.7%)
	Central Brown County Water Authority Water Revenue	5.000%	11/1/2034	7,120	8,208
	Central Brown County Water Authority Water Revenue	5.000%	11/1/2035	6,480	7,485
	Franklin Public School District GO	4.000%	4/1/2045	5,285	5,037
	Madison WI Metropolitan School District GO	4.000%	3/1/2036	2,460	2,532
[1]	Milwaukee WI GO	5.000%	4/1/2027	1,920	1,980
	Milwaukee WI GO	3.000%	4/1/2032	4,820	4,713
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2038	1,915	2,065
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2039	1,100	1,181
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2040	800	857
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2041	1,000	1,067
[5]	Monona Grove WI School District GO	3.000%	5/1/2034	2,195	2,148
[5]	Monroe WI School District GO	5.000%	3/1/2037	775	836
[5]	Monroe WI School District GO	5.000%	3/1/2038	700	750
[5]	Monroe WI School District GO	4.000%	3/1/2039	1,855	1,886
	Neenah Joint School District GO	3.000%	3/1/2031	1,960	1,963
	Neenah Joint School District GO	3.000%	3/1/2032	3,735	3,742
[2]	Public Finance Authority Charter School Aid Revenue	4.250%	7/15/2044	180	160
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2048	1,530	1,486
[2]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2049	360	316
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/2051	1,000	819
[2]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2053	160	137
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2055	4,135	3,929
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2055	1,005	912
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2062	9,476	9,936
[2]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/2051	1,145	1,014
[2]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2041	1,000	945
[2]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/2040	815	807
	Public Finance Authority College & University Revenue	5.125%	4/1/2052	5,000	4,696
[2]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/2048	3,000	2,135
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	390	356
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	450	407
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	375	335
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	350	308
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	375	325
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	9,620	8,984
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2046	8,000	6,442
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	2,700	2,185
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	6,250	5,693
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	7,500	7,039
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	1,500	1,164
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2052	11,500	10,318
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2056	1,125	841
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Project)	5.500%	6/1/2055	3,000	3,166
[2]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	2,759	2,703
[2]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/2037	2,670	1,357
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/2026	4,704	4,705
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/2027	14,325	14,334
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	16,536	16,555
	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/2039	7,708	7,762
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2063	3,000	3,006
60

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Public Finance Authority Tax Increment/Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/2041	1,000	1,016
[5]	Racine Unified School District GO	5.000%	4/1/2041	1,215	1,291
[1]	Racine Unified School District GO	4.000%	4/1/2042	3,555	3,580
[1]	Racine Unified School District GO	4.000%	4/1/2044	2,565	2,530
[5]	Racine Unified School District GO	4.000%	4/1/2044	5,300	5,228
[5]	Racine Unified School District GO	4.000%	4/1/2045	1,400	1,365
[5]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	180	202
[5]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	265	297
[5]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	180	202
	Sheboygan Area School District GO	3.000%	3/1/2042	1,700	1,493
	Sheboygan Area School District GO	3.000%	3/1/2043	1,755	1,514
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/2036	1,250	1,301
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/2031	1,000	1,009
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/2032	1,080	1,089
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/2041	15,000	15,157
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2034	5,630	5,666
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,250	1,251
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2035	5,055	5,081
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	1,600	1,611
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	15,000	15,018
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	5,000	5,021
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	1,000	1,078
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	700	746
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,930	2,959
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	4,395	4,684
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2044	1,305	1,351
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2046	3,765	3,457
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2048	4,450	4,770
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2051	2,550	2,278
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2052	3,080	3,298
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2054	4,645	4,909
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2055	6,640	6,890
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/2059	2,500	2,563
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/2034	1,250	1,379
[2]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collaboration Inc. Project)	5.000%	8/1/2027	8,000	8,084
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/2052	3,220	3,162
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/2053	3,170	3,285
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	9/1/2054	4,080	4,411
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	2,860	3,126
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2026	2,125	2,125
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	3,500	3,543
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	3,500	3,540
					314,287
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2037	35	35
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/2042	660	546
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/2054	2,410	2,614
					3,195
Total Tax-Exempt Municipal Bonds (Cost $17,741,925)					17,577,732
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	27,284	17,427
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	10,835	7,314
Total Taxable Municipal Bonds (Cost $23,901)					24,741
61

Long-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (4.6%)
Investment Company (4.6%)
[16]	Vanguard Municipal Low Duration Fund (Cost $862,711)	3.306%	86,274,199	862,742
Total Investments (99.4%) (Cost $18,628,537)				18,465,215
Other Assets and Liabilities—Net (0.6%)				103,469
Net Assets (100%)				18,568,684
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $431,201, representing 2.3% of net assets.
3	Non-income-producing security—security in default.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	Step bond.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Securities with a value of $5,916 have been segregated as initial margin for open futures contracts.
12	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
13	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2025	(855)	(103,695)	(1,981)
62

Long-Term Tax-Exempt Fund
Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/22/2026	RBC	3,080	Buy	5-Year MMD AAA General Obligation Scale	3.460%	148	148	—
4/22/2026	MSCS	2,300	Buy	5-Year MMD AAA General Obligation Scale	3.460%	110	110	—
4/23/2026	JPMC	8,100	Buy	5-Year MMD AAA General Obligation Scale	3.380%	356	356	—
5/1/2026	BANA	4,310	Buy	10-Year MMD AAA General Obligation Scale	3.620%	317	317	—
5/6/2026	RBC	1,385	Buy	10-Year MMD AAA General Obligation Scale	3.620%	101	101	—
5/6/2026	MSCS	1,260	Buy	10-Year MMD AAA General Obligation Scale	3.640%	95	95	—
5/19/2026	RBC	2,236	Buy	15-Year MMD AAA General Obligation Scale	4.060%	154	154	—
5/19/2026	MSCS	2,048	Buy	15-Year MMD AAA General Obligation Scale	4.060%	142	142	—
5/26/2026	MSCS	7,800	Buy	10-Year MMD AAA General Obligation Scale	3.650%	577	577	—
8/20/2026	RBC	9,740	Buy	5-Year MMD AAA General Obligation Scale	2.790%	100	100	—
8/20/2026	MSCS	5,440	Buy	5-Year MMD AAA General Obligation Scale	2.840%	69	69	—
						2,169	2,169	—
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.
At October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $1,070 in connection with open over-the-counter municipal market rate lock contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
63

Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $17,765,826)	17,602,473
Affiliated Issuers (Cost $862,711)	862,742
Total Investments in Securities	18,465,215
Investment in Vanguard	444
Receivables for Investment Securities Sold	4,990
Receivables for Accrued Income	230,700
Receivables for Capital Shares Issued	10,421
Variation Margin Receivable—Futures Contracts	428
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,169
Other Assets	126
Total Assets	18,714,493
Liabilities
Due to Custodian	10
Payables for Investment Securities Purchased	111,112
Payables for Capital Shares Redeemed	13,298
Payables for Distributions	20,632
Payables to Vanguard	757
Total Liabilities	145,809
Net Assets	18,568,684
At October 31, 2025, net assets consisted of:

Paid-in Capital	19,268,174
Total Distributable Earnings (Loss)	(699,490)
Net Assets	18,568,684

Investor Shares—Net Assets
Applicable to 67,167,451 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	730,469
Net Asset Value Per Share—Investor Shares	$10.88

Admiral™ Shares—Net Assets
Applicable to 1,640,244,032 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,838,215
Net Asset Value Per Share—Admiral Shares	$10.88

See accompanying Notes, which are an integral part of the Financial Statements.
64

Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Interest[1]	670,414
Total Income	670,414
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,219
Management and Administrative—Investor Shares	1,073
Management and Administrative—Admiral Shares	11,729
Marketing and Distribution—Investor Shares	36
Marketing and Distribution—Admiral Shares	862
Custodian Fees	67
Auditing Fees	32
Shareholders’ Reports and Proxy Fees—Investor Shares	18
Shareholders’ Reports and Proxy Fees—Admiral Shares	99
Trustees’ Fees and Expenses	9
Other Expenses	199
Total Expenses	16,343
Expenses Paid Indirectly	(67)
Net Expenses	16,276
Net Investment Income	654,138
Realized Net Gain (Loss)
Investment Securities Sold[1]	(192,741)
Futures Contracts	(6,155)
Realized Net Gain (Loss)	(198,896)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	233,855
Futures Contracts	71
Swap Contracts	2,169
Change in Unrealized Appreciation (Depreciation)	236,095
Net Increase (Decrease) in Net Assets Resulting from Operations	691,337
1	Interest income from an affiliated company of the fund was $18,414. There was no realized net gain (loss) or change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
65

Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	654,138	594,427
Realized Net Gain (Loss)	(198,896)	(11,448)
Change in Unrealized Appreciation (Depreciation)	236,095	1,312,402
Net Increase (Decrease) in Net Assets Resulting from Operations	691,337	1,895,381
Distributions
Investor Shares	(26,242)	(25,726)
Admiral Shares	(621,299)	(564,842)
Total Distributions	(647,541)	(590,568)
Capital Share Transactions
Investor Shares	(34,296)	20,920
Admiral Shares	852,762	1,478,371
Net Increase (Decrease) from Capital Share Transactions	818,466	1,499,291
Total Increase (Decrease)	862,262	2,804,104
Net Assets
Beginning of Period	17,706,422	14,902,318
End of Period	18,568,684	17,706,422

See accompanying Notes, which are an integral part of the Financial Statements.
66

Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.86	$9.98	$10.04	$12.10	$12.03
Investment Operations
Net Investment Income[1]	.392	.368	.337	.306	.314
Net Realized and Unrealized Gain (Loss) on Investments	.016	.877	(.063)	(1.997)	.126
Total from Investment Operations	.408	1.245	.274	(1.691)	.440
Distributions
Dividends from Net Investment Income	(.388)	(.365)	(.334)	(.305)	(.313)
Distributions from Realized Capital Gains	—	—	—	(.064)	(.057)
Total Distributions	(.388)	(.365)	(.334)	(.369)	(.370)
Net Asset Value, End of Period	$10.88	$10.86	$9.98	$10.04	$12.10
Total Return[2]	3.88%	12.53%	2.59%	-14.26%	3.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$730	$764	$682	$705	$945
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	3.67%	3.38%	3.18%	2.73%	2.57%
Portfolio Turnover Rate	35%	28%	29%	28%	14%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.
67

Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.86	$9.98	$10.04	$12.10	$12.03
Investment Operations
Net Investment Income[1]	.401	.376	.346	.315	.324
Net Realized and Unrealized Gain (Loss) on Investments	.016	.878	(.063)	(1.997)	.126
Total from Investment Operations	.417	1.254	.283	(1.682)	.450
Distributions
Dividends from Net Investment Income	(.397)	(.374)	(.343)	(.314)	(.323)
Distributions from Realized Capital Gains	—	—	—	(.064)	(.057)
Total Distributions	(.397)	(.374)	(.343)	(.378)	(.380)
Net Asset Value, End of Period	$10.88	$10.86	$9.98	$10.04	$12.10
Total Return[2]	3.97%	12.62%	2.67%	-14.19%	3.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,838	$16,942	$14,220	$12,723	$16,191
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	3.75%	3.46%	3.26%	2.81%	2.65%
Portfolio Turnover Rate	35%	28%	29%	28%	14%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
68

Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the year ended October 31, 2025, the fund’s average amount of investments in MMD Rate Locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
69

Long-Term Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $444,000, representing less than 0.01% of the fund’s net assets and 0.18% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $67,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
70

Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	17,577,732	—	17,577,732
Taxable Municipal Bonds	—	24,741	—	24,741
Temporary Cash Investments	862,742	—	—	862,742
Total	862,742	17,602,473	—	18,465,215
Derivative Financial Instruments
Assets
Swap Contracts	—	2,169	—	2,169
Liabilities
Futures Contracts[1]	(1,981)	—	—	(1,981)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	20,467
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(149,551)
Capital Loss Carryforwards	(549,774)
Qualified Late-Year Losses	—
Other Temporary Differences	(20,632)
Total	(699,490)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Tax-Exempt Income	646,708	590,568
Ordinary Income*	833	—
Long-Term Capital Gains	—	—
Total	647,541	590,568
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	18,616,935
Gross Unrealized Appreciation	330,683
Gross Unrealized Depreciation	(480,234)
Net Unrealized Appreciation (Depreciation)	(149,551)
71

Long-Term Tax-Exempt Fund
F.	During the year ended October 31, 2025, the fund purchased $6,476,761,000 of investment securities and sold $5,931,483,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2025, such purchases were $6,800,000 and sales were $49,085,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	155,684	14,599	183,287	17,068
Issued in Lieu of Cash Distributions	22,390	2,095	21,984	2,021
Redeemed	(212,370)	(19,907)	(184,351)	(17,037)
Net Increase (Decrease)—Investor Shares	(34,296)	(3,213)	20,920	2,052
Admiral Shares
Issued	4,414,622	415,045	4,942,759	457,781
Issued in Lieu of Cash Distributions	398,790	37,316	368,010	33,827
Redeemed	(3,960,650)	(371,852)	(3,832,398)	(356,472)
Net Increase (Decrease)—Admiral Shares	852,762	80,509	1,478,371	135,136
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
72

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Long-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Long-Term Tax-Exempt Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
73

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
Q430 122025
74

Financial Statements
For the year ended October 31, 2025
Vanguard Ultra-Short-Term Tax-Exempt Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	60
Tax information	61

Ultra-Short-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.4%)
Alabama (7.8%)
[1]	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue TOB VRDO	3.320%	11/6/2025	12,245	12,245
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Cooper Green Homes Project) PUT	5.000%	2/1/2028	1,347	1,402
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (CREEL Road Apartments Project) PUT	3.125%	3/1/2028	1,315	1,314
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Forest Hills Village Project) PUT	5.000%	11/1/2026	3,711	3,776
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/2026	1,060	1,063
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/2027	10,085	10,118
[2]	Alabama State University College & University Revenue	5.000%	9/1/2028	200	211
[2]	Alabama State University College & University Revenue	5.000%	9/1/2029	375	402
[2]	Alabama State University College & University Revenue	5.000%	9/1/2030	290	316
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	675	675
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,345	1,370
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,780	1,841
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,300	1,365
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	2,835	3,020
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2025	225	225
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/2026	275	277
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/2026	1,805	1,822
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2026	1,000	1,011
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2026	2,000	2,023
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2026	500	506
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2026	2,000	2,023
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/2026	4,300	4,331
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	10/1/2026	2,785	2,821
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2026	1,145	1,162
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2026	415	422
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/2026	1,850	1,884
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/2027	150	154
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/2027	1,300	1,336
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2027	1,150	1,184
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2027	1,700	1,751
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2027	450	462
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2027	3,190	3,273
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/2027	4,305	4,357
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/2027	3,000	3,095
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2027	3,095	3,189
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2027	555	574
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/2027	1,170	1,213
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/2028	510	532
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/2028	3,070	3,205
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2028	1,000	1,049
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2028	1,825	1,910
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2028	500	521
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2028	1,810	1,883
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2028	1,265	1,323
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2028	550	578
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/2028	1,280	1,347
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2029	500	528
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	12/1/2026	178,290	179,518
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2025	2,975	2,975
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2026	3,095	3,101
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2027	3,220	3,238
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	9,135	9,383
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	2/1/2026	1,000	1,004
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2026	1,800	1,818
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	8/1/2026	1,000	1,013
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	2/1/2027	255	261
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	8/1/2027	1,050	1,083
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	2/1/2028	300	312
1

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2028	830	862
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	8/1/2028	1,575	1,651
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	2/1/2029	350	370
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	2/1/2030	805	862
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	68,705	72,287
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	7,800	8,244
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	38,495	40,856
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/2025	173,465	173,826
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/2026	810	814
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/2026	67,725	68,317
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/2026	137,625	138,573
[3]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	3.570%	10/1/2052	39,690	39,299
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	61,415	62,151
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	58,640	59,565
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	150	160
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	5,725	6,216
[3]	Black Belt Energy Gas District Natural Gas Revenue, 67% of SOFR + 1.400%	4.261%	7/1/2052	2,290	2,305
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2027	2,935	2,991
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2028	2,385	2,442
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2028	1,800	1,853
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2029	2,900	2,996
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2029	2,735	2,841
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2030	3,000	3,123
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2030	2,500	2,611
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	49,970	51,932
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2026	240	244
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2027	250	256
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2027	255	263
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/2028	1,300	1,363
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2028	475	493
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/2028	1,300	1,376
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2028	600	627
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/2029	900	961
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2029	525	553
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/2029	350	377
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2029	625	663
	Jacksonville State University College & University Revenue	4.000%	12/1/2025	535	535
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/2025	137,255	137,368
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	16,115	17,143
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/2026	5,600	5,611
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.300%	3/12/2026	10,110	10,115
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	2,955	2,983
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2026	1,140	1,148
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2027	1,640	1,682
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2025	355	355
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2026	400	403
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2026	420	426
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2027	1,250	1,278
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2027	600	618
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2028	1,250	1,296
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2028	610	637
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2026	490	494
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2027	375	380
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2027	375	383
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2028	415	426
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2028	625	646
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2028	475	495
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2029	655	680
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2029	200	210
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2029	825	862
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2029	685	723
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2030	585	613
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2030	625	658
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2030	690	738
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/2026	155	156
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	8/1/2026	330	334
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2026	1,000	1,017
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2026	1,635	1,667
2

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/2027	565	576
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	8/1/2027	1,535	1,579
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2027	1,000	1,037
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2027	2,680	2,785
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/2028	840	871
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	8/1/2028	1,115	1,166
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2028	3,515	3,719
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/2029	885	932
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2029	4,370	4,702
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/2026	850	856
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	15,575	15,931
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/2026	750	752
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.000%	12/1/2026	1,050	1,067
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/2028	2,910	3,063
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	200	217
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	7,805	8,125
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	1,745	1,853
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/2026	185	187
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/2027	1,000	1,026
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	12/1/2027	330	341
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/2028	1,200	1,252
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	430	458
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/2028	6,360	6,442
					1,300,135
Alaska (0.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2025	275	275
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.500%	6/1/2026	735	732
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.500%	6/1/2027	985	974
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.550%	12/1/2027	995	984
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.650%	6/1/2028	1,010	994
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.700%	12/1/2028	1,025	1,007
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.750%	6/1/2029	1,035	1,016
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.800%	12/1/2029	490	481
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	3.000%	6/1/2030	300	300
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	3.050%	12/1/2030	540	540
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	3.200%	6/1/2031	1,035	1,037
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	3.300%	12/1/2031	1,015	1,012
[4]	North Slope Borough AK GO	5.000%	6/30/2026	3,620	3,671
[4]	North Slope Borough AK GO	5.000%	6/30/2027	4,500	4,666
[4]	North Slope Borough AK GO	5.000%	6/30/2028	9,000	9,547
[4]	North Slope Borough AK GO	5.000%	6/30/2029	4,700	5,087
[4]	North Slope Borough AK GO	5.000%	6/30/2030	2,695	2,974
					35,297
Arizona (1.4%)
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2031	1,945	1,973
[1,5]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.420%	11/6/2025	2,163	2,163
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	3.470%	1/1/2046	3,850	3,824
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	3.470%	11/4/2025	1,370	1,370
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	3.470%	11/4/2025	150	150
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	150	150
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	8,915	9,328
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	3,000	3,191
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2032	215	221
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2027	1,250	1,245
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2027	230	229
	Arizona IDA Local or Guaranteed Housing Revenue	3.625%	5/20/2033	20,392	20,527
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/2026	8,061	8,110
	Arizona IDA Local or Guaranteed Housing Revenue (Ironwood Ranch Apartments) PUT	5.000%	9/1/2026	5,138	5,210
	Arizona IDA Local or Guaranteed Housing Revenue (The Ranches at Gunsmoke Project) PUT	5.000%	11/1/2026	5,926	6,034
	Arizona IDA Local or Guaranteed Housing Revenue PUT	5.000%	1/1/2027	18,000	18,320
	Arizona IDA Local or Guaranteed Housing Revenue PUT	2.760%	7/1/2029	8,400	8,254
[1,5]	Arizona IDA Local or Guaranteed Housing Revenue TOB VRDO	3.450%	11/6/2025	3,395	3,395
[1,5]	Arizona IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.450%	11/6/2025	5,285	5,285
[1,5]	Arizona IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.450%	11/6/2025	3,420	3,420
[1,5]	Arizona IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.450%	11/6/2025	3,325	3,325
[1,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/2024	2,580	79
3

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/2025	1,935	59
[1,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/2026	1,935	59
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/2026	125	123
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	12,570	12,620
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	930	931
[1,5]	Glendale Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	3.340%	11/6/2025	11,945	11,945
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	3,105	3,110
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,105	1,175
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	3,695	3,786
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2026	6,800	6,860
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2028	11,000	11,481
	Maricopa County IDA Local or Guaranteed Housing Revenue (Marbella Ranch Phase I Project) PUT	2.810%	5/1/2029	4,065	4,016
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/2026	2,530	2,458
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/2026	1,445	1,404
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	2,265	2,298
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2028	1,025	959
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue (Memorial Towers Project)	3.350%	12/1/2027	1,920	1,930
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2028	4,265	4,271
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2028	3,750	3,753
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2029	100	100
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	4,610	4,666
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2026	325	325
	Pima County IDA Local or Guaranteed Housing Revenue PUT	2.710%	4/1/2028	4,080	4,024
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	3.250%	11/6/2025	5,000	5,000
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	3.250%	11/6/2025	4,755	4,755
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2025	4,150	4,155
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2026	1,525	1,550
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2027	12,425	12,828
	Salt Verde Financial Corp. Natural Gas Revenue	5.500%	12/1/2029	2,875	3,083
	Tempe IDA Health, Hospital, Nursing Home Revenue	3.500%	12/1/2030	2,525	2,512
	Tempe IDA Health, Hospital, Nursing Home Revenue	3.750%	12/1/2031	4,010	3,972
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2025	275	275
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2029	380	381
	Tucson IDA Local or Guaranteed Housing Revenue (Lariat Village Project) PUT	3.050%	10/1/2028	1,000	998
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.200%	12/2/2025	10,000	10,000
	Yavapai County IDA Revenue	4.000%	10/1/2026	2,215	2,235
					239,900
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2026	2,055	2,056
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2026	500	501
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	4,000	4,041
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	745	745
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	765	778
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	750	773
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	1,530	1,569
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2027	3,380	3,463
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/2027	2,045	2,057
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,990	2,000
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	225	226
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2027	1,030	1,072
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2028	1,310	1,389
					20,670
California (7.2%)
	Antelope Valley Healthcare District Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	2,765	2,773
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2026	3,160	3,152
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	6,120	6,122
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	6,400	6,208
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.520%	4/1/2056	11,125	10,915
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	3.630%	4/1/2056	9,000	8,716
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	3.670%	4/1/2056	10,725	10,680
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.470%	4/1/2036	15,620	15,529
	Burbank Unified School District GO	4.500%	8/1/2032	2,640	2,667
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/2026	1,655	1,657
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2026	1,250	1,257
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2026	315	317
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2027	300	304
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/2028	1,000	1,039
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2028	450	474
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2030	480	507
4

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2030	650	703
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2031	545	591
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2025	1,280	1,281
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2026	1,105	1,121
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2027	875	897
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2027	900	929
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2027	8,120	8,398
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2027	975	1,003
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2028	1,640	1,704
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	1,560	1,634
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	3,635	3,822
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/2028	1,750	1,833
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2028	1,215	1,267
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/2029	500	528
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/2029	1,250	1,329
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	60,740	61,657
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	44,480	47,042
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	505	555
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	17,185	17,570
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	103,140	109,877
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2026	1,125	1,138
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2027	2,200	2,201
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2028	200	200
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	7,625	7,631
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	250	255
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	5,240	5,534
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	350	356
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,275	1,304
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	11,050	12,175
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,250	1,253
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	5,095	5,271
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	8,690	9,004
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	59,950	65,474
[1,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.310%	11/6/2025	8,490	8,490
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	8/1/2027	300	301
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	2/1/2028	855	860
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	8/1/2028	545	549
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	2/1/2029	585	591
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	8/1/2029	920	932
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	2/1/2030	460	468
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/2030	955	974
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	4,088	4,197
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	14,000	14,035
[1,5]	California Housing Finance Agency Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.430%	11/6/2025	9,260	9,260
[3]	California Infrastructure & Economic Development Bank Private Schools Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.120%	8/1/2072	21,535	21,520
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/2029	5,000	5,056
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.920%	12/1/2050	7,480	7,465
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2027	15	15
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	900	900
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	1,000	1,000
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	160	161
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,345	1,355
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	2,595	2,630
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,365	1,404
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,430	1,491
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,022
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	1,500	1,499
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	10/1/2027	2,600	2,602
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	1,078	1,079
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	10/1/2028	1,638	1,636
[1,5]	California Municipal Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.430%	11/6/2025	8,025	8,025
[1,5]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	4.000%	11/3/2025	8,475	8,475
[1]	California Municipal Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.000%	11/3/2025	14,760	14,760
[1]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	1,800	1,800
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/2028	1,250	1,273
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2029	700	710
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2029	500	500
[1]	California School Finance Authority Charter School Aid Revenue GAN	4.400%	12/1/2026	2,085	2,089
5

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue PUT	0.550%	11/1/2026	12,685	12,368
	California State University College & University Revenue PUT	3.125%	11/1/2026	3,000	2,999
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	3,700	3,702
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	122,500	130,762
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2029	820	821
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	21,900	24,363
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,000	1,008
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	1,085	1,101
[1,5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.430%	11/6/2025	4,205	4,205
	Last Frontier Healthcare District Health, Hospital, Nursing Home Revenue BAN	6.000%	12/2/2025	4,225	4,226
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	4,705	4,752
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2026	760	765
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	3,080	3,118
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	15,735	15,984
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	6,060	6,156
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	275	278
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	1,540	1,559
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	3,700	3,746
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	1,740	1,768
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	25	25
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	350	356
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	2,615	2,656
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	2,300	2,336
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	5,325	5,409
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	2,750	2,794
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2027	890	912
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2027	345	353
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	280	291
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,450	1,508
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	375	390
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,530	1,592
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	965	1,004
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	3,545	3,558
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	4,175	4,343
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	225	234
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,695	2,765
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,665	2,772
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	190	198
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,970	3,090
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	885	921
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	110	110
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	400	410
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	750	780
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,390	1,446
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	525	546
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,270	1,344
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	980	1,037
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	2,280	2,413
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	720	754
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	90	95
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	130	133
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	940	995
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	575	609
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	180	191
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	165	175
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,535	1,575
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	510	540
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	35	37
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	9,840	10,311
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,275	1,378
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,230	1,329
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,075	1,162
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	585	632
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	265	286
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	290	298
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	415	430
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	825	865
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	105	111
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	230	246
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	470	503
6

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	210	215
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	65	70
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	900	972
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,580	1,707
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	500	540
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	355	391
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,990	2,129
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	235	259
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	3,000	3,010
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	145	160
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,215	1,338
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	65,800	71,778
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	7,240	7,414
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	370	371
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	6,700	6,723
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	625	634
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	300	304
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	2,775	2,815
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	2,270	2,303
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2027	3,050	3,116
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	500	519
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	315	327
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	965	1,001
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	2,000	2,006
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	4,315	4,329
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	2,230	2,314
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	3,210	3,331
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	2,085	2,148
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	2,140	2,266
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,125	1,191
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	570	585
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	725	760
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	7,385	7,658
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	655	657
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,060	1,146
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,745	1,791
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	28,310	30,608
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	205	226
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	355	356
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	120	126
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	105	118
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	90	102
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	470	540
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/2026	500	506
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/2027	735	758
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/2028	1,500	1,572
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	18,920	20,479
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	3.670%	11/3/2025	22,100	22,100
	Palomar Health COP	5.000%	11/1/2025	350	350
	Palomar Health GO	5.000%	8/1/2028	665	666
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,600	1,580
	Romoland School District Special Tax Revenue	5.000%	9/1/2026	1,655	1,657
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2026	3,850	3,904
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	6,850	6,950
	San Diego Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2028	500	501
	San Diego Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2029	405	405
	San Francisco CA City & County Local or Guaranteed Housing Revenue PUT	3.350%	8/1/2028	3,575	3,610
[1,5]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	3.430%	11/6/2025	18,251	18,251
[1,5]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	3.430%	11/6/2025	31,210	31,210
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2027	125	128
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2028	500	519
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2029	565	594
	San Jose CA Local or Guaranteed Housing Revenue PUT	3.000%	3/1/2029	14,900	14,937
[8]	San Ysidro School District GO	0.000%	8/1/2027	100	95
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2026	6,480	6,583
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2028	3,435	3,638
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2026	500	506
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2027	500	513
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	1,000	1,042
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2029	1,000	1,057
7

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	9,000	9,727
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	2,540	2,543
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	7,000	7,406
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/2025	115	115
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2027	485	498
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	200	207
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	730	743
					1,204,611
Colorado (2.0%)
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	4.500%	5/1/2026	3,800	3,827
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	500	519
[2]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2026	1,185	1,210
[2]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2028	1,000	1,065
	Boulder CO Storm Water & Flood Management Water Revenue	3.000%	12/1/2029	520	519
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/2026	1,685	1,683
[1]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/2029	4,768	4,774
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2025	760	761
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	3,995	3,995
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	455	455
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	1,060	1,061
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	370	375
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	715	742
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	400	411
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	500	521
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	25,995	27,867
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	28,875	31,088
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	450	475
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,370	1,387
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	360	385
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,000	1,012
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/2027	1,075	1,114
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	5.000%	5/15/2026	2,000	2,022
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/2025	9,075	9,083
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	5,055	5,072
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/2026	30,065	30,510
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	95	97
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2028	17,800	18,744
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	24,720	26,207
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	7,000	7,588
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	16,615	18,167
[1,3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, 70% of SOFR + 1.500%	4.394%	2/1/2046	30,175	30,215
[3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	3.770%	5/15/2061	11,120	11,059
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2028	5,275	5,276
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Albion Apartments Project) PUT	3.375%	7/1/2028	4,050	4,072
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/2026	1,900	1,903
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.180%	9/1/2027	750	754
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2026	500	510
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2028	500	528
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2029	465	500
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2030	280	305
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2031	515	565
[1]	Colorado Springs CO Utilities System Multiple Utility Revenue TOB VRDO	3.250%	11/6/2025	20,890	20,890
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2027	3,750	3,794
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2027	2,250	2,283
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2028	4,205	4,267
[1]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	3,000	3,093
[3]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	3.611%	9/1/2039	13,455	13,425
	Garfield County School District No. Re002 Garfield GO	4.000%	12/1/2028	1,000	1,001
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	2.500%	12/15/2027	1,025	1,008
[2]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2026	425	434
[2]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2028	430	458
[2]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2029	225	244
	Regional Transportation District Sales Tax Revenue	3.000%	1/15/2026	350	350
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2029	530	556
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	4,295	4,232
[1]	Vail CO COP TOB VRDO	3.270%	11/6/2025	10,730	10,730
[2]	Vauxmont Metropolitan District GO	5.000%	12/15/2025	250	251
8

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Weld County School District No. RE-4 GO	5.000%	12/1/2031	1,500	1,530
[1]	Westminster CO Water & Wastewater Utility Water Revenue TOB VRDO	3.950%	11/3/2025	8,595	8,595
					335,564
Connecticut (1.0%)
	Bridgeport CT GO	5.000%	8/15/2027	4,405	4,571
	Connecticut GO	5.000%	10/15/2033	535	546
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.450%	11/15/2027	340	342
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.550%	5/15/2028	390	393
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.600%	11/15/2028	100	101
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.450%	11/15/2025	350	350
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/2026	500	490
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/2026	180	176
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.400%	11/15/2026	2,395	2,398
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	5/15/2027	825	825
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.850%	5/15/2027	8,065	8,068
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	5/15/2028	1,695	1,702
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.100%	11/15/2028	4,505	4,492
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	300	309
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/2026	26,575	26,542
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/2026	13,780	13,761
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	4,815	4,781
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	850	853
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/2027	6,820	6,955
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	23,395	24,938
	East Lyme CT BAN GO	4.000%	8/6/2026	16,481	16,601
	Enfield CT BAN GO	4.000%	7/29/2026	16,750	16,891
	Norwalk Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2027	18,090	18,105
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/2030	4,000	4,041
	University of Connecticut College & University Revenue	5.000%	2/15/2029	750	751
	University of Connecticut College & University Revenue	5.000%	3/15/2030	3,075	3,095
	Washington CT BAN GO	4.000%	12/2/2025	2,260	2,261
	Weston CT BAN GO	4.000%	7/28/2026	3,900	3,936
					168,274
District of Columbia (1.4%)
	District of Columbia College & University Revenue	5.000%	4/1/2030	1,530	1,572
	District of Columbia College & University Revenue	5.000%	4/1/2031	2,490	2,557
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	4,370	4,387
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2030	6,630	6,657
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	1,115	1,120
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (2911 Rhode Island Apartments Project)	5.000%	3/1/2028	1,702	1,773
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Fort Totten Project) PUT	5.000%	12/1/2025	13,652	13,670
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	2.950%	12/1/2025	3,460	3,459
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Wagner Senior Residence Project)	2.950%	9/1/2028	2,250	2,238
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	17,120	17,142
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	8,335	8,345
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	5,060	5,064
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	9,175	9,245
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	5,539	5,757
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2028	1,850	1,921
[7]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/2028	16,450	16,953
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	3,900	3,878
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2030	1,435	1,447
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/2027	12,550	12,430
[1,5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	3.330%	11/6/2025	65,900	65,900
[1,2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	3.340%	11/6/2025	5,455	5,455
[1,9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	3.340%	11/6/2025	38,380	38,380
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2030	1,500	1,564
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB VRDO	3.250%	11/6/2025	4,745	4,745
					235,659
Florida (3.0%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	240	240
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,450	1,477
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	275	275
9

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	200	200
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	135	135
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	5,000	5,334
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2026	2,195	2,214
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	1,270	1,279
[1]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.370%	11/6/2025	3,750	3,750
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/2026	2,015	2,013
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	3/1/2027	2,275	2,274
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	4.000%	12/15/2025	750	749
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2026	400	402
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2027	990	994
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2030	10,695	11,664
[1]	Central Florida Expressway Authority Highway Revenue TOB VRDO	3.370%	11/6/2025	7,045	7,045
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2029	1,000	1,065
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2031	6,275	6,820
	Escambia County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.800%	6/1/2026	5,240	5,259
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2029	500	538
	Florida Development Finance Corp. Charter School Aid Revenue	4.875%	6/15/2030	875	878
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2026	545	550
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2031	340	341
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	645	658
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2029	1,375	1,355
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	15,945	17,286
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Flagler College Inc. Project)	5.000%	11/1/2027	1,095	1,111
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2027	415	418
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	5.000%	12/1/2027	1,005	1,044
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	10,230	10,243
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	2,225	2,234
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.800%	6/1/2027	4,530	4,543
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2028	2,660	2,654
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2028	4,200	4,237
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.850%	10/1/2028	4,575	4,514
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2026	16,230	16,343
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	5,685	5,785
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	23,145	23,552
[1]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.200%	11/15/2030	1,380	1,386
[1]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.450%	11/15/2031	950	959
[1]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.700%	11/15/2031	4,000	4,037
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2028	1,685	1,718
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2029	1,115	1,137
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	2,750	2,778
[2]	Hernando County School District COP	5.000%	7/1/2028	2,000	2,023
[2]	Hernando County School District COP	5.000%	7/1/2029	1,705	1,724
[2]	Hernando County School District COP	5.000%	7/1/2030	1,650	1,667
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	6/1/2028	5,000	5,024
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2028	2,450	2,456
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	3.200%	11/5/2025	14,900	14,900
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2026	3,295	3,300
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	1,745	1,751
[1]	JEA Water & Sewer System Water Revenue TOB VRDO	3.250%	11/6/2025	6,015	6,015
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	3,195	3,249
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	655	666
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2026	230	231
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2029	1,440	1,447
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/2029	250	251
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/2029	1,000	1,007
	Lee County FL IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2026	2,000	2,002
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2027	4,875	4,909
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	12/1/2027	1,420	1,428
[2]	Manatee County School District Sales Tax Revenue	5.000%	10/1/2030	2,650	2,717
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2026	2,690	2,694
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	1,225	1,238
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2030	1,485	1,514
10

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2033	505	513
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/2027	2,400	2,443
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project) PUT	3.550%	3/1/2028	1,205	1,219
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	1/1/2026	6,875	6,877
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2026	25,665	25,601
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	10/1/2026	1,000	1,000
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	1/1/2028	8,060	8,102
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	1,220	1,209
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2029	32,875	33,070
	Miami-Dade County School Board COP	5.000%	2/1/2027	375	377
	Miami-Dade County School Board COP	5.000%	2/1/2032	2,040	2,049
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2029	1,375	1,456
[1]	North Springs Improvement District Special Assessment Revenue	4.250%	5/1/2028	915	920
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2026	1,395	1,416
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/2029	1,920	1,929
[1]	Orange County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.340%	11/6/2025	18,850	18,850
[1]	Orange County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.370%	11/6/2025	27,120	27,120
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	350	354
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	625	642
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	650	677
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	5,290	5,403
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	6/1/2027	18,370	18,432
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2028	10,915	10,956
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	2,465	2,258
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2026	245	246
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2026	110	110
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2028	425	447
[1,5]	Palm Beach County Health Facilities Authority Revenue TOB VRDO	3.570%	11/6/2025	19,000	19,000
	Parrish Lakes Community Development District Special Assessment Revenue	5.000%	5/1/2031	110	112
[1]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	2,360	2,544
[2]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2027	905	943
[2]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2028	950	1,011
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue (Citrus Grove Apartments Project) PUT	3.300%	1/1/2027	4,750	4,751
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2028	13,175	13,134
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	6/1/2026	1,995	2,004
[2]	Santa Rosa County School Board COP	5.000%	2/1/2028	1,000	1,046
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2029	530	534
[1]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.320%	11/6/2025	12,000	12,000
	Sawyers Landing Community Development District Special Assessment Revenue	3.250%	5/1/2026	100	100
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2028	250	248
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2029	255	253
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,310	1,358
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,375	1,425
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	6,250	6,473
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	13,375	14,614
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2025	395	395
[1,5]	St. Johns County IDA Health, Hospital, Nursing Home Revenue TOB VRDO	3.570%	11/6/2025	5,760	5,760
[1]	Sunrise Community Development District Special Assessment Revenue	4.250%	5/1/2030	375	374
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2029	1,310	1,334
[1]	Tampa Florida Water & Wastewater System Water Revenue TOB VRDO	3.250%	11/6/2025	10,000	10,000
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/2026	150	149
[1]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/2028	350	354
[4]	Village Community Development District No. 16 Special Assessment Revenue	3.550%	5/1/2030	1,000	1,000
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2026	300	303
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2028	400	415
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2029	935	991
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2030	425	456
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2030	500	534
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2031	1,230	1,336
	West Villages Improvement District Special Assessment Revenue	4.000%	5/1/2027	520	520
					504,848
Georgia (4.7%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2026	3,060	3,107
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2027	3,180	3,293
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2028	3,290	3,471
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2029	3,415	3,670
[4]	Athens Housing Authority Local or Guaranteed Housing Revenue PUT	3.230%	6/1/2029	4,250	4,250
11

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/2027	4,473	4,604
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2026	9,440	9,553
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	2/1/2028	1,250	1,260
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	2/1/2028	10,000	10,087
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	5/1/2028	4,400	4,344
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	2,350	2,345
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	2,050	2,046
[4]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2028	2,665	2,662
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.970%	12/1/2028	2,000	1,991
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/2029	7,565	7,598
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project) PUT	3.950%	3/8/2028	9,555	9,711
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project) PUT	2.900%	8/21/2029	10,000	9,914
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/2026	3,840	3,849
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/2026	2,270	2,278
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/2026	7,295	7,320
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	1,620	1,624
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	3,145	3,153
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.700%	6/13/2028	3,345	3,389
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/2029	3,640	3,655
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	7,465	7,578
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	2,330	2,365
	Burke County Development Authority Electric Power & Light Revenue PUT	2.900%	8/21/2029	8,315	8,238
	Burke County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	10,745	10,822
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	2,100	2,117
[1,5]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.310%	11/6/2025	4,135	4,135
[5]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.240%	11/6/2025	33,200	33,200
	College Park Housing Authority Local or Guaranteed Housing Revenue (Brad Blue Sky Apartments LLC Project) PUT	3.450%	4/1/2028	2,614	2,633
	Columbus County Housing Authority Local or Guaranteed Housing Revenue (Columbus Garden Project) PUT	5.000%	4/1/2027	450	462
	Columbus County Housing Authority Local or Guaranteed Housing Revenue (HCAG RAD II Project) PUT	3.300%	11/1/2027	1,185	1,191
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2026	1,000	1,003
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	8,315	8,803
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2027	4,135	4,298
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Calvin Court Project) PUT	3.600%	8/1/2027	1,530	1,542
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Philips Tower Project) PUT	3.250%	9/1/2027	1,090	1,094
[2]	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/2032	11,000	11,233
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2026	300	304
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2028	325	341
[1,5]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.310%	11/6/2025	5,835	5,835
[1,5]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.310%	11/6/2025	7,500	7,500
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2026	470	470
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2027	765	766
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2028	800	802
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2026	1,860	1,870
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2028	1,000	1,028
	Georgia GO	4.000%	2/1/2026	5,140	5,145
	Georgia GO	4.000%	2/1/2031	2,735	2,738
	Georgia GO	4.000%	2/1/2031	2,000	2,003
[1,9]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	3.330%	11/6/2025	12,160	12,160
[1,2,5]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	3.330%	11/6/2025	8,960	8,960
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,650	1,651
	Griffin Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2027	8,643	8,956
	Griffin Housing Authority Local or Guaranteed Housing Revenue PUT	3.125%	3/1/2028	1,025	1,024
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project) PUT	5.000%	10/1/2027	822	852
12

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Macon-Bibb County Housing Authority Local or Guaranteed Housing Revenue (West Club Apartments Project) PUT	3.100%	6/1/2028	2,884	2,881
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2025	1,500	1,501
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2025	550	551
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2025	1,000	1,001
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2025	2,600	2,603
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2025	500	501
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2026	530	533
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2026	345	347
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2026	1,100	1,110
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	600	608
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	285	289
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	275	279
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2026	2,200	2,214
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2026	1,000	1,017
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2026	875	890
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2026	2,900	2,949
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2027	1,000	1,021
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2027	620	633
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2027	1,250	1,279
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2027	250	257
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2027	850	876
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2027	500	515
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2027	500	515
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2027	1,570	1,590
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2027	3,140	3,181
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2027	1,700	1,754
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2027	1,000	1,032
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2027	2,800	2,888
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2027	665	688
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2028	650	675
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2028	700	727
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2028	1,665	1,729
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2028	535	558
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	2,045	2,138
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	580	610
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	1,250	1,307
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	2,225	2,327
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	750	788
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2029	500	528
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2029	280	296
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	128,375	129,480
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	83,355	84,537
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	92,670	94,546
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	36,720	38,570
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	35,205	36,189
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	4,435	4,753
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	19,775	20,964
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	30,755	32,902
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	2,795	2,801
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	2,200	2,205
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	1,000	1,002
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	1,205	1,208
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/2030	3,170	3,218
	Monroe County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	10,045	10,117
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2031	1,000	1,001
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2027	1,000	1,039
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2028	3,250	3,447
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2029	3,000	3,249
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2030	3,000	3,301
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/2028	828	863
					794,871
13

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	235	250
	Guam Income Tax Revenue	5.000%	12/1/2026	1,500	1,523
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2027	300	300
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	950	984
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	555	575
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	575	605
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	1,105	1,162
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	480	512
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	625	676
	Guam Miscellaneous Taxes Revenue, ETM	5.000%	11/15/2025	350	350
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	1,910	1,942
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	3,645	3,777
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	450	466
					13,122
Hawaii (0.3%)
	Hawaii GO	4.000%	10/1/2030	1,000	1,009
	Hawaii GO	4.000%	8/1/2032	8,500	8,505
	Hawaii GO	4.000%	8/1/2033	4,655	4,657
	Hawaii GO	4.000%	8/1/2034	4,060	4,062
	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue PUT	3.300%	12/1/2027	21,735	21,865
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	3,480	3,516
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	4,595	4,792
					48,406
Idaho (0.1%)
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/2027	1,000	1,001
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/2028	1,530	1,531
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,000	1,005
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	250	251
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (Partners in Healthcare Project)	4.500%	11/1/2026	290	290
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	11/3/2025	4,935	4,935
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue PUT	3.350%	2/1/2029	2,700	2,714
					11,727
Illinois (6.1%)
[2]	Adams County School District No. 172 GO	5.000%	2/1/2028	1,670	1,677
	Arlington Heights IL GO	3.000%	12/1/2028	805	802
[2]	Bolingbrook IL GO	5.000%	1/1/2029	1,750	1,831
[8]	Chicago Board of Education GO	0.000%	12/1/2025	3,305	3,295
[8]	Chicago Board of Education GO	0.000%	12/1/2025	3,135	3,126
	Chicago Board of Education GO	0.000%	12/1/2025	6,600	6,580
[8,10]	Chicago Board of Education GO	0.000%	12/1/2025	275	274
	Chicago Board of Education GO	5.000%	12/1/2025	11,720	11,725
	Chicago Board of Education GO	5.000%	12/1/2025	6,480	6,483
[11]	Chicago Board of Education GO	5.500%	12/1/2025	3,370	3,373
	Chicago Board of Education GO	0.000%	12/1/2026	4,500	4,317
[8]	Chicago Board of Education GO	0.000%	12/1/2026	5,005	4,808
[2]	Chicago Board of Education GO	5.000%	12/1/2026	1,775	1,806
	Chicago Board of Education GO	5.000%	12/1/2026	10,270	10,333
	Chicago Board of Education GO	5.000%	12/1/2026	710	714
	Chicago Board of Education GO	5.000%	12/1/2026	6,825	6,867
	Chicago Board of Education GO	5.000%	12/1/2026	3,045	3,070
	Chicago Board of Education GO	5.000%	12/1/2026	4,435	4,462
[2,10]	Chicago Board of Education GO	5.500%	12/1/2026	6,465	6,609
[11]	Chicago Board of Education GO	5.500%	12/1/2026	1,250	1,266
	Chicago Board of Education GO	7.000%	12/1/2026	22,900	22,965
[8]	Chicago Board of Education GO	0.000%	12/1/2027	750	693
	Chicago Board of Education GO	4.000%	12/1/2027	1,555	1,551
[2]	Chicago Board of Education GO	5.000%	12/1/2027	550	568
[2]	Chicago Board of Education GO	5.000%	12/1/2027	3,155	3,253
	Chicago Board of Education GO	5.000%	12/1/2027	7,590	7,683
[4]	Chicago Board of Education GO	5.250%	12/1/2027	1,000	1,017
[4]	Chicago Board of Education GO	5.250%	12/1/2027	250	254
[11]	Chicago Board of Education GO	5.500%	12/1/2027	3,075	3,174
[8]	Chicago Board of Education GO	0.000%	12/1/2028	1,000	891
[2]	Chicago Board of Education GO	5.000%	12/1/2028	1,225	1,284
	Chicago Board of Education GO	5.000%	12/1/2028	1,295	1,319
	Chicago Board of Education GO	5.000%	12/1/2028	3,440	3,505
[4]	Chicago Board of Education GO	5.250%	12/1/2028	1,505	1,544
[4]	Chicago Board of Education GO	5.250%	12/1/2028	275	282
14

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Chicago Board of Education GO	0.000%	12/1/2029	125	107
[2]	Chicago Board of Education GO	5.000%	12/1/2029	6,425	6,742
	Chicago Board of Education GO	5.000%	12/1/2029	4,000	4,101
	Chicago Board of Education GO	5.000%	12/1/2029	1,000	1,018
[4]	Chicago Board of Education GO	5.250%	12/1/2029	1,530	1,582
[4]	Chicago Board of Education GO	5.250%	12/1/2029	290	300
[8]	Chicago Board of Education GO	0.000%	12/1/2030	175	144
	Chicago Board of Education GO	5.000%	12/1/2030	2,000	2,044
	Chicago Board of Education GO	5.000%	12/1/2030	6,205	6,316
	Chicago Board of Education GO	5.000%	12/1/2030	9,840	9,972
[2]	Chicago Board of Education GO	5.000%	12/1/2030	3,635	3,812
	Chicago Board of Education GO	5.000%	12/1/2030	1,015	1,048
[4]	Chicago Board of Education GO	5.250%	12/1/2030	1,100	1,148
[4]	Chicago Board of Education GO	5.250%	12/1/2030	350	365
[1]	Chicago Board of Education GO	6.750%	12/1/2030	10,840	11,395
	Chicago Board of Education GO	5.000%	12/1/2031	1,670	1,705
	Chicago Board of Education GO	5.000%	12/1/2031	500	508
	Chicago Board of Education GO	5.000%	12/1/2031	1,645	1,663
	Chicago Board of Education GO	5.500%	12/1/2031	2,000	2,120
	Chicago IL GO	5.000%	1/1/2026	2,615	2,622
	Chicago IL GO	5.000%	1/1/2027	6,410	6,491
	Chicago IL GO	5.000%	1/1/2027	1,340	1,343
	Chicago IL GO	5.000%	1/1/2028	7,440	7,613
	Chicago IL GO	5.000%	1/1/2028	1,000	1,023
	Chicago IL GO	4.000%	1/1/2029	8,493	8,584
	Chicago IL GO	5.000%	1/1/2029	12,545	12,963
	Chicago IL GO	5.000%	1/1/2029	2,000	2,067
	Chicago IL GO	5.000%	1/1/2029	805	832
	Chicago IL GO	4.000%	1/1/2030	1,820	1,833
	Chicago IL GO	5.000%	1/1/2030	1,655	1,726
	Chicago IL GO	5.000%	1/1/2031	1,400	1,457
	Chicago IL GO	5.000%	1/1/2031	3,580	3,764
[1,5]	Chicago IL GO TOB VRDO	3.350%	11/6/2025	7,000	7,000
[8]	Chicago IL GO, ETM	0.000%	1/1/2027	2,050	1,975
	Chicago IL Local or Guaranteed Housing Revenue (The AVE SW Project) PUT	3.200%	10/1/2027	2,350	2,357
	Chicago IL Local or Guaranteed Housing Revenue (United Yards 1A Project) PUT	3.500%	8/1/2026	1,100	1,101
[1,9]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	3.340%	11/6/2025	2,500	2,500
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2027	600	613
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	2,165	2,216
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2025	1,640	1,640
	Chicago IL Waterworks Water Revenue	4.000%	11/1/2026	425	429
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2026	650	662
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	5,000	5,201
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	3,725	3,795
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	3,580	3,717
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	2,200	2,332
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	1,000	1,042
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	725	739
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	3,500	3,577
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	1,000	1,019
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2030	1,955	2,038
[11]	Chicago IL Waterworks Water Revenue	5.750%	11/1/2030	5,785	6,165
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	1,000	1,019
[1,2]	Chicago IL Waterworks Water Revenue TOB VRDO	3.320%	11/6/2025	2,895	2,895
	Chicago Park District GO	5.000%	1/1/2026	2,500	2,508
	Chicago Park District GO	5.000%	1/1/2029	1,875	1,995
	Chicago Park District GO	5.000%	1/1/2031	500	501
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	3,660	3,696
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	4,500	4,544
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2027	1,250	1,282
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	1,375	1,440
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	2,730	2,858
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2029	2,170	2,313
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	3.270%	11/6/2025	16,905	16,905
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	3.270%	11/6/2025	4,500	4,500
[9]	Cook County Community College District No. 508 GO	5.000%	12/1/2027	1,000	1,038
[1,9]	Cook County Community College District No. 508 GO TOB VRDO	3.320%	11/6/2025	6,000	6,000
	Cook County IL GO	5.000%	11/15/2028	4,110	4,190
	Cook County IL GO	5.000%	11/15/2029	6,525	6,645
	Cook County IL Sales Tax Revenue	5.000%	11/15/2026	620	634
15

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook County IL Sales Tax Revenue	5.000%	11/15/2027	35	37
	Evanston IL GO	3.000%	12/1/2028	2,535	2,529
	Glenview IL GO	3.000%	12/1/2029	875	875
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2025	100	100
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2027	405	405
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2027	130	132
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2028	580	579
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2028	350	356
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2029	1,815	1,815
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2029	275	281
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2030	630	626
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2026	890	886
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2026	1,065	1,060
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2027	400	409
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2028	750	761
	Illinois Finance Authority College & University Revenue	5.000%	12/1/2028	500	500
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2029	600	629
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2029	995	1,012
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2032	1,240	1,245
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2026	400	405
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2028	675	695
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,000	1,007
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	140	140
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,650	1,668
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	1,250	1,269
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	3,430	3,433
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	3,000	3,017
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	1,590	1,633
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,735	1,785
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,835	1,895
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	3,655	3,658
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,820	1,903
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	665	699
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,205	1,206
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	540	575
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	700	748
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	4,465	4,582
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,765	1,766
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	2,290	2,346
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/2030	455	463
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	15,330	15,454
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2027	6,790	6,985
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	1,755	1,882
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	16,430	18,208
[1,5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.520%	11/6/2025	14,420	14,420
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	11/3/2025	16,900	16,900
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.150%	11/5/2025	55,800	55,800
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.400%	11/5/2025	41,000	41,000
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.520%	4/1/2051	5,705	5,705
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.920%	5/1/2042	1,405	1,399
[3]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.150%	4.139%	11/1/2034	7,815	7,794
	Illinois Finance Authority Water Revenue	5.000%	7/1/2026	7,540	7,652
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/2028	1,080	1,102
	Illinois GO	5.000%	11/1/2025	25,500	25,500
	Illinois GO	5.000%	11/1/2025	3,750	3,750
[9]	Illinois GO	5.000%	11/1/2025	10,000	10,000
	Illinois GO	5.000%	12/1/2025	500	501
	Illinois GO	5.000%	12/1/2025	655	656
	Illinois GO	5.000%	3/1/2027	4,200	4,312
	Illinois GO	5.000%	7/1/2027	13,220	13,661
	Illinois GO	5.000%	10/1/2027	1,000	1,038
	Illinois GO	5.000%	11/1/2027	650	663
	Illinois GO	5.000%	11/1/2027	14,640	15,227
	Illinois GO	5.000%	2/1/2028	9,000	9,218
	Illinois GO	4.000%	3/1/2028	6,435	6,590
	Illinois GO	5.000%	3/1/2028	500	524
	Illinois GO	5.000%	5/1/2028	4,750	4,992
	Illinois GO	5.000%	5/1/2028	4,295	4,514
16

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	6/1/2028	520	526
	Illinois GO	5.000%	11/1/2028	15,660	16,274
	Illinois GO	5.000%	11/1/2028	3,890	3,969
	Illinois GO	5.000%	11/1/2028	2,895	3,071
	Illinois GO	3.500%	6/1/2029	2,410	2,413
	Illinois GO	5.000%	10/1/2029	900	953
	Illinois GO	5.000%	11/1/2029	3,845	3,991
	Illinois GO	5.125%	12/1/2029	1,180	1,229
	Illinois GO	4.125%	11/1/2031	1,230	1,238
	Illinois GO	5.000%	12/1/2031	12,950	13,432
[7]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/2026	495	484
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.200%	10/1/2027	1,000	1,018
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/2028	290	308
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/2028	250	269
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	1,455	1,461
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	1,060	1,064
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	10,560	10,605
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	2,528	2,566
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/2027	5,275	5,290
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.380%	1/1/2028	7,475	7,502
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	950	952
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	2,395	2,393
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2028	2,270	2,265
[7]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2028	3,100	3,131
[1]	Illinois Housing Development Authority Multifamily Housing Revenue TOB VRDO	3.450%	11/6/2025	30,605	30,605
	Illinois Sales Tax Revenue	5.000%	6/15/2026	2,235	2,238
	Illinois Sales Tax Revenue	4.000%	6/15/2027	1,810	1,816
[9]	Illinois Sales Tax Revenue	5.000%	6/15/2028	1,100	1,161
	Illinois Sales Tax Revenue	4.000%	6/15/2029	1,580	1,585
[9]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	4,945	5,171
[9]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	1,430	1,525
[2]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/2027	4,220	4,228
[2]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/2031	1,000	1,002
[11]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/2026	2,310	2,260
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/2026	3,480	3,485
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2029	1,660	1,771
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/2025	3,255	3,255
	Lake County Forest Preserve District GO	2.000%	12/15/2027	7,400	7,156
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2025	1,000	1,002
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2026	5,835	5,721
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2026	500	510
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	2,300	2,304
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	5,390	5,590
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2028	440	403
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2028	3,750	3,891
[1,5]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	3.330%	11/6/2025	13,500	13,500
[1,2]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	3.380%	11/6/2025	16,651	16,651
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/2027	1,105	1,118
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/2029	1,395	1,437
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	6,850	6,995
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	1,000	1,020
[9]	Monroe & St. Clair Counties Community Unit School District No. 5 Waterloo GO	5.000%	4/15/2031	1,315	1,323
[9]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2026	250	253
[9]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2027	375	385
[9]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2029	535	569
[9]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2030	250	269
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2030	1,040	1,058
[9]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2026	1,400	1,410
[9]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2026	600	610
[9]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	4.000%	12/1/2026	1,350	1,365
[1]	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue TOB VRDO	3.320%	11/6/2025	7,500	7,500
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	1,530	1,600
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2031	615	662
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.270%	11/6/2025	9,405	9,405
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.320%	11/6/2025	25,620	25,620
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.320%	11/6/2025	3,990	3,990
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.340%	11/6/2025	33,335	33,335
[2]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/2026	1,200	1,213
	Schaumburg IL GO	3.000%	12/1/2027	2,310	2,309
	Schaumburg IL GO	3.500%	12/1/2027	650	652
17

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Southern Illinois University College & University Revenue	4.000%	4/1/2026	1,700	1,706
[9]	Southern Illinois University College & University Revenue	5.000%	4/1/2026	300	302
[9]	Southern Illinois University College & University Revenue	5.000%	4/1/2026	1,175	1,177
[9]	Southern Illinois University College & University Revenue	5.000%	4/1/2027	215	220
[9]	Southern Illinois University College & University Revenue	5.000%	4/1/2028	275	287
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	4,665	4,784
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	5,370	5,619
[2]	St. Clair County School District No. 119 Belle Valley GO	5.000%	4/1/2030	1,500	1,510
	University of Illinois College & University Revenue	5.000%	10/1/2027	400	414
	Upper Illinois River Valley Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,145	1,183
[2]	Will County Community High School District No. 210 Lincoln-Way GO, ETM	0.000%	1/1/2026	1,785	1,777
[9]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/2026	25	25
					1,027,803
Indiana (1.1%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/2031	2,935	2,970
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/2033	2,795	2,826
	Center Grove Community School Corp. GO	5.000%	1/1/2026	900	902
	Center Grove Community School Corp. GO	5.000%	7/1/2026	1,180	1,192
	Center Grove Community School Corp. GO	5.000%	1/1/2027	1,520	1,548
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/2030	1,000	1,001
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/2032	1,310	1,311
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2028	1,035	1,078
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2029	1,085	1,144
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2030	745	795
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2031	800	863
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	335	324
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	635	614
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/2030	3,490	3,569
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/2026	3,900	3,851
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	390	391
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	275	282
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2027	705	720
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2029	1,165	1,220
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,675	1,702
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Indiana Masonic Home Project)	4.300%	5/1/2029	750	759
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/2027	1,275	1,298
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/2028	1,340	1,383
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/2026	7,605	7,573
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/2026	1,520	1,484
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2028	12,890	13,534
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	31,600	34,055
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2030	3,000	3,254
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	36,685	40,577
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.520%	3/1/2039	2,905	2,882
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	5,405	5,401
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.200%	12/1/2025	4,690	4,688
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Dalehaven Estates Project) PUT	5.000%	6/1/2026	6,075	6,138
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Flats on 14th Project) PUT	2.750%	4/1/2028	1,553	1,531
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Foundry Row Project) PUT	3.350%	1/1/2028	2,000	2,010
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/2028	1,860	1,866
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	2.900%	3/1/2028	775	769
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2029	1,000	1,013
	Indiana State University College & University Revenue	5.000%	10/1/2027	275	280
	Indiana State University College & University Revenue	5.000%	10/1/2031	350	356
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	1,000	1,002
	Rockport IN Electric Power & Light Revenue PUT	3.700%	6/1/2029	10,805	11,137
[4]	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	495	513
[4]	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	255	266
[4]	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	530	563
[4]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	435	440
[4]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	450	459
[9]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	400	414
[4]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	210	216
[4]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	470	487
[4]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	485	507
[4]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	490	516
18

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	1,000	1,078
[4]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	505	536
[4]	Westfield-Washington Schools GO	5.000%	1/15/2027	1,585	1,615
[4]	Westfield-Washington Schools GO	5.000%	7/15/2027	865	888
[4]	Westfield-Washington Schools GO	5.000%	1/15/2028	865	896
					180,687
Iowa (0.0%)
	Crawford County Memorial Hospital Inc. Health, Hospital, Nursing Home Revenue (Crawford County Memorial Hospital Project) BAN	5.000%	6/15/2027	1,515	1,523
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	6.600%	5/15/2028	695	724
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,060	1,065
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2026	420	426
	University of Iowa College & University Revenue	3.000%	7/1/2027	615	615
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/2028	1,150	1,171
					5,524
Kansas (0.4%)
	Burlington KS Industrial Revenue PUT	4.300%	6/1/2026	7,900	7,919
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/2028	6,515	6,790
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	4,130	4,395
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	4,731	4,824
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2027	1,600	1,589
[1,5]	Kansas Development Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.050%	11/3/2025	7,490	7,490
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,065	1,116
[9]	Manhattan KS GO	5.000%	6/15/2028	24,905	25,169
	Sedgwick County Public Building Commission Lease Revenue	3.000%	8/1/2028	1,285	1,283
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	2,415	2,435
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,000	1,001
	Wichita KS Local or Guaranteed Housing Revenue	3.750%	11/1/2025	3,000	3,000
	Wichita KS Water & Sewer Utility Water Revenue	3.000%	10/1/2027	700	700
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/2030	1,250	1,252
					68,963
Kentucky (2.3%)
	Elizabethtown KY GO	2.625%	8/1/2030	220	213
[1,9]	Fayette County KY School District GO PUT TOB	3.390%	12/4/2025	7,925	7,925
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2026	5	5
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/2026	450	452
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	3,625	3,701
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	895	912
	Kentucky Economic Development Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.200%	12/1/2025	3,625	3,624
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue (Beecher Terrace Phase IV Project) PUT	5.000%	9/1/2026	3,955	3,979
	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/2029	1,065	1,134
	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/2030	1,185	1,286
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2026	1,000	1,001
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2027	3,310	3,313
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2031	1,695	1,774
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/2026	2,500	2,496
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2025	1,000	1,001
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/2026	1,075	1,076
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2026	390	391
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2026	350	353
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2026	500	505
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2026	1,885	1,892
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2026	800	809
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2026	1,000	1,018
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/2027	2,115	2,127
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2027	500	509
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2027	700	718
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2027	575	589
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2027	1,990	2,007
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2027	1,150	1,180
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2027	800	827
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2028	600	620
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2028	655	682
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2028	1,100	1,142
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2028	250	260
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2028	1,080	1,134
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2029	650	681
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2029	985	1,038
19

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/2026	101,070	101,810
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	30,730	31,249
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	141,975	151,753
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2025	305	305
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	1,640	1,667
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	1,750	1,818
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	2,600	2,753
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,450	3,509
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	7,715	7,841
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	11,560	11,741
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2026	14,820	15,044
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	2,525	2,692
	Madison County KY GO	3.000%	6/1/2030	490	486
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/2026	1,200	1,203
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/2027	2,025	2,066
	University of Kentucky College & University Revenue	4.000%	4/1/2026	750	750
	University of Louisville College & University Revenue	5.000%	3/1/2032	3,450	3,508
	Warren County School District Finance Corp. Lease(Renewal) Revenue	3.000%	4/1/2028	1,000	998
					393,567
Louisiana (1.4%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,455	2,471
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,210	1,238
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,930	1,990
[9]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/2027	500	507
[3]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	3.489%	5/1/2043	8,950	8,929
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Benoit Townhomes Project) PUT	3.750%	8/1/2026	3,850	3,862
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at Covington Place Project) PUT	3.100%	5/1/2028	2,090	2,088
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at the Oaks Project) PUT	5.000%	6/1/2026	10,839	10,854
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Fairmont Tower Project) PUT	5.000%	4/1/2026	9,438	9,446
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Glen Oaks Apartments Project) PUT	5.000%	11/1/2025	2,523	2,523
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/2027	3,709	3,794
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Imperial Terrace Project) PUT	3.100%	5/1/2028	3,500	3,498
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (King Oaks V Project) PUT	2.700%	10/1/2028	950	934
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Tivoli Place Project)	5.000%	7/1/2026	11,080	11,207
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	1,457	1,491
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Christwood Project)	4.250%	11/15/2030	900	902
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/2028	1,270	1,313
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.360%	11/6/2025	13,800	13,800
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2027	2,810	2,922
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2028	1,945	2,012
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2029	1,250	1,293
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	3,640	3,590
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/2027	7,720	7,789
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	4,610	4,693
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	3,055	3,112
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/2026	1,950	1,958
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	17,875	19,270
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/2028	3,525	3,676
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2027	125	129
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2028	1,035	1,064
[1]	Louisiana Public Facilities Authority Revenue(Touro Infirmary Project)	3.900%	8/15/2029	11,537	11,538
[2]	Shreveport LA GO	5.000%	3/1/2026	500	503
[2]	Shreveport LA GO	5.000%	3/1/2026	275	277
	Shreveport LA GO	5.000%	9/1/2026	1,125	1,126
[2]	Shreveport LA GO	5.000%	3/1/2027	1,000	1,024
[2]	Shreveport LA GO	5.000%	3/1/2027	350	358
[9]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2030	825	826
	St. James Parish LA Industrial Revenue (Nustar Logistics LP Project) PUT	3.700%	6/1/2030	2,380	2,403
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/2026	26,805	26,679
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	18,405	18,339
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/2026	11,935	12,022
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	23,190	23,472
20

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2027	1,035	1,055
					231,977
Maine (0.3%)
[1,2]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.250%	11/6/2025	8,000	8,000
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.300%	11/15/2026	6,680	6,692
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.375%	11/15/2027	2,680	2,698
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/2027	3,910	3,950
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/2028	4,200	4,235
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2028	1,000	1,016
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.600%	11/15/2029	1,300	1,326
	Maine State Housing Authority Local or Guaranteed Housing Revenue PUT	3.250%	11/15/2054	31,240	31,242
					59,159
Maryland (0.7%)
[1,5]	Baltimore County MD Health, Hospital, Nursing Home Revenue TOB VRDO	3.570%	11/6/2025	5,015	5,015
	Baltimore MD Sewer Revenue	5.000%	7/1/2031	2,500	2,503
	Baltimore MD Water Revenue	5.000%	7/1/2030	1,000	1,001
	Calvert County MD GO	2.750%	7/1/2030	1,230	1,207
[1]	Deutsche Bank Spears/Lifers Trust GO TOB VRDO	3.250%	11/6/2025	3,865	3,865
[1]	Frederick County MD College & University Revenue	5.000%	9/1/2027	625	626
[1]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	1/1/2026	13,845	13,851
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/2029	2,735	2,758
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/2027	5,000	5,003
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2026	375	378
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2027	550	563
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2031	570	615
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	115	115
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,360	1,373
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2027	1,250	1,279
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	525	540
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,320	1,357
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,780	3,917
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	5,070	5,340
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,610	3,874
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2027	10,100	10,296
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	2,000	2,177
[1,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.570%	11/6/2025	12,570	12,570
[1,3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	3.760%	7/1/2041	18,175	18,175
[1]	Maryland Stadium Authority Lottery Revenue TOB VRDO	3.950%	11/3/2025	4,675	4,675
	Prince George's County MD GO	4.000%	7/1/2027	7,080	7,139
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2025	705	705
					110,917
Massachusetts (1.7%)
	Becket MA BAN GO	4.250%	8/20/2026	1,974	1,990
	Commonwealth of Massachusetts GO	3.000%	9/1/2027	2,000	2,000
[1]	Commonwealth of Massachusetts GO TOB VRDO	3.250%	11/6/2025	6,785	6,785
	Greater Attleboro-Taunton Regional Transit Authority Transit Revenue RAN	4.000%	8/14/2026	5,135	5,167
	Hubbardston MA BAN GO	5.000%	9/17/2026	2,822	2,859
	Hudson MA BAN GO	5.000%	6/11/2026	875	880
	Hudson MA BAN GO	5.250%	6/11/2026	2,324	2,343
	Lexington MA BAN GO	4.000%	2/27/2026	1,852	1,858
	Ludlow MA BAN GO	4.000%	9/10/2026	3,661	3,694
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2026	280	281
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2026	210	211
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2026	240	239
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2026	1,055	1,066
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2026	2,005	2,001
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2027	160	163
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2027	220	222
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	635	644
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	100	102
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	195	199
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2028	655	650
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	1,350	1,373
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2028	1,100	1,097
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2029	340	337
21

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	1,675	1,704
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	425	440
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2030	580	580
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	570	579
	Massachusetts Development Finance Agency College & University Revenue PUT	3.300%	7/1/2028	7,050	7,120
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2026	1,955	1,979
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,100	2,110
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	505
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	305	308
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2027	2,060	2,127
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,800	2,850
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,025	1,026
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	680	697
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	360	369
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	450	450
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2028	2,160	2,276
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	5,030	5,099
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,500	1,517
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	830	862
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2029	2,270	2,435
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	565	603
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	8,600	9,049
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	600	618
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	650	704
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	12,970	14,263
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,125	1,135
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	3,030	3,072
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,100	1,110
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2032	1,875	1,864
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	3,500	3,803
[1,5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	3.310%	11/6/2025	5,310	5,310
[1,3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	3.820%	7/1/2049	6,075	6,077
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2026	2,225	2,246
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2025	2,500	2,500
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	6/1/2026	1,630	1,623
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/2026	1,380	1,380
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	6/1/2027	1,080	1,080
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/2027	2,265	2,270
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/2027	2,750	2,757
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2027	5,250	5,280
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	6/1/2028	23,205	23,468
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/2028	3,675	3,703
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/2028	1,000	1,017
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/2029	18,265	18,673
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	2,000	2,022
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	2,475	2,515
	Pioneer Valley Transit Authority Transit Revenue RAN	4.000%	7/10/2026	8,380	8,426
	Quincy MA BAN GO	5.000%	7/24/2026	5,722	5,809
	Quincy MA BAN GO	5.000%	9/29/2026	41,327	42,154
	Southeastern Regional Transit Authority Transit Revenue RAN	4.000%	8/14/2026	7,500	7,543
	Swansea Water District BAN GO	4.000%	9/24/2026	3,450	3,475
	Western Massachusetts Emergency Communications District BAN GO	4.250%	4/24/2026	6,781	6,804
	Whitman Hanson MA Regional School District BAN GO	4.875%	3/18/2026	14,725	14,789
					278,336
Michigan (2.1%)
[12]	Carrollton MI Public School District GO	2.750%	5/1/2029	430	420
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2028	500	528
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2029	500	538
[1,2,12]	Detroit MI City School District GO TOB VRDO	3.380%	11/6/2025	6,755	6,755
	Detroit MI GO	5.000%	4/1/2026	1,265	1,272
	Detroit MI GO	5.000%	4/1/2027	1,700	1,739
	Detroit MI GO	5.000%	4/1/2029	1,000	1,040
	Detroit MI GO	5.000%	4/1/2032	500	544
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2027	625	650
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2028	500	531
[1,5,9]	Eastern Michigan University College & University Revenue TOB VRDO	3.930%	11/3/2025	28,000	28,000
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2029	2,000	2,030
	Kalamazoo Public Schools GO	3.000%	5/1/2027	1,000	997
22

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	2.000%	7/1/2026	740	731
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	500	500
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2027	2,005	2,019
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2029	1,950	1,964
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	7,570	7,724
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue (Mckenzie Health System Project)	4.000%	1/1/2028	10,195	10,211
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/2026	2,725	2,723
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/2026	10,930	10,993
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	12/1/2027	30,000	30,206
[1,5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.310%	11/6/2025	4,860	4,860
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2025	1,215	1,216
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.120%	12/1/2039	3,670	3,670
[1]	Michigan Finance Authority Revenue PUT	3.875%	2/1/2028	6,000	6,005
	Michigan Finance Authority Revenue PUT	3.750%	12/1/2038	10,000	10,331
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2026	340	344
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.200%	4/1/2027	285	285
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2027	6,580	6,580
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.600%	6/1/2027	1,455	1,448
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2027	315	316
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2027	1,380	1,372
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.875%	4/1/2028	850	843
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	4/1/2028	465	467
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.700%	6/1/2028	2,725	2,708
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.950%	10/1/2028	220	218
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.750%	12/1/2028	830	824
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.375%	12/1/2028	670	673
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	4/1/2029	265	263
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/2029	21,750	21,753
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	6/1/2029	1,650	1,638
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.050%	10/1/2029	220	219
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.625%	10/1/2029	38,040	38,045
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.900%	12/1/2029	1,260	1,251
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.150%	4/1/2030	285	284
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	10/1/2030	46,310	46,107
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	10/1/2031	17,995	18,003
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments Project) PUT	4.500%	4/1/2026	1,175	1,180
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Lee Plaza Apartments Project) PUT	5.000%	6/1/2027	15,000	15,384
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Midblock Apartments Project) PUT	5.000%	3/1/2028	18,000	18,811
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2026	6,311	6,367
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	8,500	8,593
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	9,925	10,120
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2027	3,875	3,893
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2027	1,750	1,739
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.950%	11/1/2028	950	947
[1]	Michigan State Trunk Line Fund Bonds Fuel Sales Tax Revenue TOB VRDO	3.250%	11/6/2025	11,200	11,200
	Michigan Strategic Fund Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	440	456
					360,528
Minnesota (1.7%)
	Apple Valley MN GO	2.750%	12/15/2029	285	282
	Byron Independent School District No. 531 GO	2.750%	2/1/2030	740	733
	Chisago City MN GO	2.500%	2/1/2030	275	265
	Cottage Grove MN GO	2.700%	2/1/2030	205	201
[4]	Duluth Independent School District No. 709 GO	0.000%	2/1/2029	600	545
[4]	Duluth Independent School District No. 709 GO	0.000%	2/1/2030	475	418
[4]	Duluth Independent School District No. 709 GO	0.000%	2/1/2031	775	661
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	1,300	1,306
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	1,000	1,017
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	850	864
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,190	1,191
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	3,665	3,668
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	19,050	20,000
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	1,345	1,456
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	1,420	1,421
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,000	1,030
	Minnesota Agricultural & Economic Development Board	3.000%	11/5/2025	28,750	28,749
	Minnesota Agricultural & Economic Development Board	2.780%	2/12/2026	33,000	32,995
23

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	2,500	2,557
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2029	1,000	1,059
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2027	2,100	2,106
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	8/1/2027	4,420	4,453
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/2025	4,500	4,502
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/2026	300	302
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/2027	550	559
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	74,685	75,887
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.861%	12/1/2052	48,350	48,459
	Minnewaska MN Independent School District No. 2149 GO	2.750%	2/1/2030	420	414
	Mounds View MN Local or Guaranteed Housing Revenue (Sibley Court Project) PUT	3.375%	3/1/2028	13,700	13,757
	New Hope MN GO	2.750%	2/1/2029	430	418
	New Ulm MN GO	2.750%	12/1/2030	245	240
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2026	800	803
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2027	800	819
	Richfield MN GO	2.750%	2/1/2030	500	487
	Shakopee Independent School District No. 720 GO	0.000%	2/1/2028	3,950	3,666
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	1,785	1,803
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	1,745	1,763
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	1,475	1,490
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	1,000	1,010
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2027	100	96
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2028	180	168
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2029	100	91
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2031	120	102
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,450	2,579
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,770	4,039
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,245	2,444
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,495	2,756
	University of Minnesota College & University Revenue	5.000%	8/1/2028	1,225	1,227
	Woodbury Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2028	1,250	1,254
					278,112
Mississippi (0.1%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,380	1,387
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/2027	9,265	9,257
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/2026	1,625	1,581
	Mississippi Business Finance Corp. Water Revenue	3.200%	9/1/2028	1,000	1,000
[1]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/2026	425	428
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2027	1,175	1,224
	Mississippi GO	4.000%	10/1/2028	100	100
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	3.050%	5/1/2027	1,540	1,538
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	4,555	4,647
					21,162
Missouri (1.0%)
	Branson IDA Tax Increment/Allocation Revenue	4.000%	11/1/2026	750	746
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,700	1,817
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	5,845	6,347
	Columbia MO Sewerage System Sewer Revenue	3.500%	10/1/2029	980	980
[1]	Jackson County MO Appropriations Revenue TOB VRDO	3.390%	11/6/2025	5,200	5,200
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2027	1,500	1,504
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2028	5,500	5,516
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2029	4,000	4,012
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	725	729
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	1,060	1,087
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,170	1,225
	Kansas City MO School District COP	5.000%	4/1/2028	1,565	1,642
	Kansas City MO School District COP	5.000%	4/1/2029	1,645	1,762
	Kansas City MO School District COP	5.000%	4/1/2030	1,675	1,826
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	7,120	7,273
	Kirkwood IDA Health, Hospital, Nursing Home Revenue (Aberdeen Heights Project)	5.000%	5/15/2026	1,000	1,000
	Kirkwood IDA Health, Hospital, Nursing Home Revenue (Aberdeen Heights Project)	5.000%	5/15/2027	800	800
	Missouri Development Finance Board Intergovernmental Agreement Revenue	5.000%	6/1/2026	2,415	2,441
[1]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	3.370%	11/6/2025	4,315	4,315
[1]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.370%	11/6/2025	5,255	5,255
[1]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.370%	11/6/2025	8,115	8,115
[1,9]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.420%	11/6/2025	4,000	4,000
24

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	450	451
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	1,900	1,920
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,000	2,101
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,445	1,461
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	7,455	7,904
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	5,575	5,579
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	2,500	2,502
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	4.000%	2/1/2026	100	100
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2026	500	501
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2028	915	939
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/2026	17,370	17,461
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	12,330	12,914
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.330%	11/5/2025	6,725	6,725
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/2025	360	361
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2026	3,595	3,606
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2028	675	705
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2032	5,000	5,014
	Nixa Public Schools (Direct Deposit Program) GO	2.750%	3/1/2030	865	849
	Springfield MO Special Obligation Revenue	4.000%	5/1/2027	700	701
[1,5]	St. Johns IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.450%	11/6/2025	7,277	7,277
[1,5]	St. Louis IDA Local or Guaranteed Housing Revenue TOB VRDO	3.450%	11/6/2025	3,820	3,820
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.500%	2/1/2026	7,570	7,571
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.150%	4/1/2028	1,000	1,001
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2026	1,190	1,160
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2026	1,030	1,004
	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	2/15/2032	1,800	1,808
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/2026	2,550	2,560
					165,587
Montana (0.1%)
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/2028	9,485	9,633
	Kalispell MT Health, Hospital, Nursing Home Revenue (Immanuel Living at Buffalo Hill Project)	4.250%	5/15/2030	2,115	2,124
	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	3.320%	2/1/2028	1,830	1,838
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	655	656
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2030	1,675	1,801
					16,052
Multiple States (3.2%)
[1]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.000%	11/3/2025	36,100	36,100
[1,3,13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.911%	6/15/2035	5,530	5,530
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.670%	11/3/2025	55,315	55,315
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.670%	11/3/2025	103,700	103,700
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.670%	11/3/2025	110,740	110,740
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.330%	11/6/2025	219,000	219,000
					530,385
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue	5.000%	8/1/2029	105	111
	Central Plains Energy Project Natural Gas Revenue	5.000%	8/1/2030	645	693
	Central Plains Energy Project Natural Gas Revenue	5.000%	8/1/2031	1,200	1,298
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2026	3,000	3,033
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2028	200	207
[14]	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	26,175	28,062
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	15,495	16,342
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	12,455	13,452
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	675	715
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,390	1,539
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	450	468
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	670	722
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	500	554
	Gretna Public Schools GO	5.000%	12/15/2027	3,655	3,662
	Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/2028	1,950	1,963
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2027	7,080	7,077
[1]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	3.250%	11/6/2025	8,000	8,000
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2026	5,630	5,649
					93,547
25

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nevada (0.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	620	637
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2026	200	202
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2027	705	724
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	1,295	1,297
	Humboldt County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects)	3.550%	10/1/2029	3,240	3,302
	Humboldt County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects)	3.550%	10/1/2029	4,000	4,049
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2028	2,000	2,027
[1,5]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	3.340%	11/6/2025	2,500	2,500
[1]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	3.340%	11/6/2025	4,000	4,000
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/2026	225	223
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	744	767
	Reno Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	6/1/2027	790	791
[4]	Sparks Tourism Improvement District No. 1 Sales Tax Revenue	3.875%	6/15/2028	1,090	1,089
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2032	8,425	8,524
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	2,000	2,015
					32,147
New Hampshire (0.4%)
[1,5]	National Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.450%	11/6/2025	16,330	16,330
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2025	885	885
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,205	1,319
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	1,165	1,200
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/2033	621	621
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/2030	3,000	3,004
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Mirador Project)	6.000%	12/1/2031	8,800	8,852
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Princeton Area Project)	5.500%	12/1/2030	11,206	11,309
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/2030	1,089	1,092
[1]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/2028	2,703	2,704
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	1,850	1,855
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,180	2,185
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	1,830	1,835
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	1,790	1,794
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	575	584
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	880	910
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,185	1,247
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	1,245	1,330
[7]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.800%	7/1/2026	1,250	1,251
[7]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.850%	1/1/2027	900	905
[7]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.150%	7/1/2027	1,930	1,933
					63,145
New Jersey (2.7%)
[2]	Atlantic City NJ GO	4.000%	11/1/2025	2,405	2,405
	Borough of Butler NJ BAN GO	4.000%	9/4/2026	3,110	3,140
	Borough of Mount Ephraim NJ BAN GO	4.000%	9/15/2026	2,626	2,647
	Bridgewater Township NJ BAN GO	4.000%	7/29/2026	5,795	5,847
	Camden County Improvement Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/2026	2,500	2,514
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2025	1,000	1,000
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2025	595	595
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2026	500	510
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2026	250	255
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2027	375	390
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2027	150	156
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2028	500	530
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2028	175	186
[2]	Clifton Board of Education GO	2.000%	8/15/2027	1,915	1,866
	East Brunswick NJ BAN GO	4.000%	7/14/2026	5,128	5,170
[1]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2027	400	403
[1]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2029	430	434
	Evesham Township NJ BAN GO	4.000%	9/14/2026	13,589	13,724
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/2028	1,015	1,035
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/2029	1,285	1,310
	Jersey City Municipal Utilities Authority Water Revenue (Water Project)	5.000%	5/1/2026	24,900	25,165
	Jersey City Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.500%	12/11/2025	4,750	4,755
	Medford Township NJ BAN GO	3.750%	9/23/2026	9,969	10,052
	Middle Township NJ BAN GO	4.000%	9/1/2026	10,900	10,998
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	4,555	4,557
[2]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/2026	1,250	1,222
26

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	1,740	1,742
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	6,120	6,306
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	5,730	5,918
	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2029	1,035	1,015
[9]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	4,960	4,872
	New Jersey Educational Facilities Authority	2.730%	12/2/2025	18,250	18,250
	New Jersey Educational Facilities Authority	2.700%	12/9/2025	23,250	23,250
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	1,230	1,232
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	1,110	1,144
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	100	103
[9]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	1,000	1,011
[9]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	1,840	1,860
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	455	459
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,530	3,557
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,000	2,015
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	480	493
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,680	3,774
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	675	680
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	500	521
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,250	1,259
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,530	1,549
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	530	559
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,100	1,108
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	555	594
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,200	2,215
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2028	1,850	1,965
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/2025	2,500	2,500
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/2026	1,165	1,166
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/2026	4,685	4,678
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.250%	4/1/2027	1,000	1,001
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.300%	10/1/2027	1,000	1,002
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.900%	11/1/2027	1,505	1,494
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	860	863
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,015	1,016
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.950%	5/1/2028	1,325	1,314
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.350%	10/1/2028	1,000	1,005
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.950%	11/1/2028	32,800	32,688
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	4/1/2029	390	393
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	530	536
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.450%	10/1/2029	475	480
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2029	20,715	20,821
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.550%	4/1/2030	500	506
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.600%	10/1/2030	375	380
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.100%	11/1/2030	3,185	3,174
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	4/1/2031	785	799
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/2031	800	816
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (New Irvine Turner Apartments Project)	3.670%	2/1/2026	1,585	1,587
[3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	4.420%	5/1/2048	7,285	7,298
	New Jersey Infrastructure Bank Miscellaneous Revenue	4.000%	9/1/2030	135	135
	New Jersey Rutgers State University College & University Revenue VRDO	3.250%	11/3/2025	27,000	27,000
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2025	1,310	1,305
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	630	610
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	690	649
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	2,810	2,568
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	710	649
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	15,210	15,408
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	3,500	3,107
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	13,085	13,251
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	1,550	1,570
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	2,940	2,977
[1]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue TOB VRDO	3.370%	11/6/2025	135	135
[1,5,11]	New Jersey Transportation Trust Fund Authority Revenue TOB VRDO	3.310%	11/6/2025	17,772	17,772
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	2,435	2,439
	Newark NJ BAN GO	4.000%	9/23/2026	25,461	25,711
	Pemberton NJ BAN GO	4.000%	5/21/2026	3,630	3,652
	Plainfield NJ BAN GO	4.000%	8/5/2026	18,043	18,189
[2]	Spotswood Board of Education GO	2.375%	9/1/2029	485	469
27

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	475	500
	Union Beach Borough NJ GO	3.000%	2/15/2030	199	199
	Union County NJ BAN GO	4.000%	4/2/2026	10,000	10,046
	Voorhees Township NJ BAN GO	4.000%	9/17/2026	19,204	19,406
	Warren Township School District GO	4.000%	7/8/2026	8,540	8,609
					450,190
New Mexico (0.6%)
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	3.000%	7/1/2026	1,000	998
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	0.875%	10/1/2026	3,070	2,989
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	2,305	2,333
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	3,285	3,325
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	3,075	3,113
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	4,545	4,287
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	10,000	9,432
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	9,865	9,975
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	40	42
[1,5]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB VRDO	3.570%	11/6/2025	5,800	5,800
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	3.400%	11/6/2025	26,420	26,420
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	3.730%	12/1/2025	2,450	2,450
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	2.970%	3/1/2026	3,045	3,039
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	11/1/2025	325	325
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/2026	475	479
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/2027	575	589
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/2028	650	677
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/2029	850	899
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	11/1/2029	80	85
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	11/1/2030	200	215
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	16,480	17,689
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	4,295	4,310
	University of New Mexico College & University Revenue	2.750%	6/1/2030	3,000	2,928
[1]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	3.750%	5/1/2028	1,080	1,067
					103,466
New York (13.8%)
[3]	2025 Loan Holding - 1 Revenue, SIFMA Municipal Swap Index Yield + 0.980%	4.200%	5/1/2026	42,500	42,500
	Albany NY City School District BAN GO	4.000%	6/25/2026	1,738	1,748
[2]	Auburn Enlarged City School District GO	2.750%	6/15/2029	310	297
	Averill Park Central School District BAN GO	4.000%	6/18/2026	14,155	14,254
	Avon Central School District BAN GO	4.000%	6/26/2026	17,040	17,132
	Bath Central School District BAN GO	4.000%	6/26/2026	20,470	20,591
	Bay Shore Union Free School District GO	3.500%	6/18/2026	24,750	24,851
	Bayport-Blue Point Union Free School District GO	4.000%	6/24/2026	13,945	14,047
	Binghamton City School District BAN GO	4.000%	6/26/2026	19,397	19,513
	Board of Cooperative Educational Services for the Sole Supervisory District Miscellaneous Revenue RAN	4.250%	6/19/2026	4,200	4,220
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2026	1,000	1,009
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/2026	705	699
	Brunswick Central School District BAN GO	4.000%	6/25/2026	15,385	15,492
	Brutus NY BAN GO	4.375%	1/21/2026	1,505	1,507
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	1,590	1,591
	Cape Vincent NY BAN GO	4.250%	8/20/2026	3,909	3,931
	Champlain Fire District BAN GO	4.125%	12/12/2025	3,065	3,066
	Chautauqua County Capital Resource Corp. Electric Power & Light Revenue (NRG Energy Project) PUT	4.250%	4/3/2028	1,600	1,612
[2]	Cheektowaga-Maryvale Union Free School District GO	2.250%	6/15/2029	795	743
	Chenango Forks Central School District BAN GO	4.000%	6/25/2026	7,062	7,102
	Chittenango Central School District BAN GO	4.250%	7/10/2026	1,697	1,708
	Cobleskill-Richmondville NY Central School District BAN GO	4.000%	6/30/2026	1,500	1,508
	Cold Spring Harbor Central School District GO	3.500%	6/24/2026	7,500	7,531
	Colton-Pierrepont Central School District BAN GO	4.000%	6/25/2026	2,875	2,889
	Cortland Enlarged City School District BAN GO	4.000%	7/10/2026	18,290	18,380
[1]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	4.000%	11/3/2025	38,000	38,000
	Duanesburg Central School District BAN GO	4.000%	6/24/2026	10,115	10,184
[2]	Dunkirk City School District GO	2.500%	6/15/2030	280	263
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	505
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,915	2,946
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,150	1,162
	Edmeston Central School District BAN GO	4.000%	7/23/2026	3,090	3,110
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	2,985	2,989
[9]	Fallsburg Central School District GO	2.250%	6/15/2030	420	388
	Farmingdale Union Free School District GO	3.375%	5/29/2026	13,500	13,542
	Fayetteville-Manlius Central School District BAN GO	4.000%	6/26/2026	29,700	29,895
28

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[13]	Freddie Mac Pool	3.310%	1/1/2028	1,500	1,484
	Frontier Central School District BAN GO	4.000%	6/25/2026	43,000	43,312
	Fulton City School District RAN GO	4.250%	12/19/2025	5,750	5,755
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	600	611
	Glens Falls NY BAN GO	4.000%	2/27/2026	1,003	1,006
	Granville Central School District BAN GO	4.000%	8/21/2026	9,000	9,067
[9]	Greenville Central School District GO	2.375%	6/15/2030	570	530
[2]	Greenwich Central School District GO	2.500%	6/15/2030	455	426
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2029	1,440	1,440
	Hempstead Union Free School District BAN GO	4.000%	7/9/2026	46,000	46,318
	Hempstead Union Free School District RAN GO	4.000%	6/30/2026	19,430	19,554
	Herricks Union Free School District GO	4.000%	6/18/2026	4,500	4,532
	Holland Patent Central School District BAN GO	3.500%	8/28/2026	1,197	1,203
	Holley NY Central School District BAN GO	4.000%	8/6/2026	806	810
	Homer Central School District BAN GO	4.000%	6/26/2026	23,685	23,787
	Horseheads Central School District BAN GO	4.000%	6/25/2026	61,500	61,911
	Johnson City NY BAN GO	4.000%	6/18/2026	20,649	20,691
	Kenmore-Tonawanda Union Free School District BAN GO	4.000%	8/7/2026	3,789	3,819
	Kingston City School District BAN GO	4.000%	7/2/2026	1,977	1,989
	Livonia Central School District BAN GO	4.000%	6/25/2026	26,607	26,780
	Lockport City School District BAN GO	4.000%	7/29/2026	2,569	2,588
	Long Beach NY BAN GO	4.000%	9/25/2026	14,726	14,877
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	21,775	21,442
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	46,090	45,655
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	7,110	7,212
[1]	Long Island Power Authority Electric Power & Light Revenue TOB VRDO	3.300%	11/6/2025	7,500	7,500
	Longwood Central School District Suffolk County GO	4.000%	6/18/2026	27,000	27,194
	Malone Central School District BAN GO	4.000%	8/7/2026	2,280	2,296
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2031	6,245	6,408
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	500	500
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2027	1,130	1,062
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	500	500
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	14,400	15,046
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	8,720	8,726
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	8,100	8,631
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2028	6,760	6,765
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	3,275	2,891
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	3,125	3,292
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,130	1,131
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	4,705	4,708
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	3,000	3,066
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	260	282
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	18,830	20,430
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	675	690
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	400	409
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	530	585
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2031	500	500
[9]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	4,000	4,003
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.340%	11/6/2025	3,600	3,600
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.340%	11/6/2025	2,840	2,840
[1,9]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.340%	11/6/2025	5,000	5,000
[1]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.470%	11/6/2025	7,150	7,150
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	3.661%	11/1/2032	3,450	3,451
	Middle Country Central School District At Centereach GO	4.000%	6/24/2026	13,500	13,598
	Minoa NY BAN GO	3.750%	8/21/2026	2,702	2,712
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/2029	4,825	4,832
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,062
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,062
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2025	450	450
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2026	750	764
	Moravia Central School District BAN GO	3.750%	6/25/2026	8,625	8,672
	Mount Sinai Union Free School District GO	4.000%	6/25/2026	11,325	11,396
[1,5]	MTA Hudson Rail Yards Trust Obligations Lease Revenue TOB VRDO	3.310%	11/6/2025	6,800	6,800
	New Hartford NY BAN GO	5.000%	4/24/2026	2,217	2,229
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.000%	12/15/2031	6,580	6,747
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	4,840	4,951
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/2026	17,465	17,384
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/2026	360	359
29

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	6,795	6,795
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	11,705	11,706
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	18,720	18,728
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	3,500	3,539
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	21,535	21,712
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	21,700	21,953
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	5,630	5,740
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	1,935	1,942
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	2,490	2,503
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	4,940	4,955
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	8,925	9,057
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	9,315	9,508
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/2029	2,860	2,744
[1,5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	4.050%	11/3/2025	23,100	23,100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	2,040	2,043
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	1,500	1,508
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2025	805	804
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2026	1,250	1,208
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2027	1,125	1,126
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2028	1,975	1,786
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2028	4,805	4,811
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2032	1,000	1,001
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	3.620%	11/6/2025	4,200	4,200
	New York NY GO	5.000%	10/1/2029	19,580	21,299
	New York NY GO	5.000%	10/1/2030	4,060	4,501
[2]	New York State Dormitory Authority College & University Revenue	5.000%	1/1/2026	1,365	1,369
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2026	1,720	1,734
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	3,915	3,916
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	100	101
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	2,195	2,223
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	705	714
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2027	600	618
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	100	103
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	1,465	1,513
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	350	361
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2028	2,500	2,598
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2028	640	669
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	1,755	1,756
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	100	105
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2029	1,125	1,186
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2029	800	850
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	2,710	2,711
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	1,000	1,073
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	1,000	1,075
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	2,500	2,501
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	845	923
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	1,000	1,093
	New York State Dormitory Authority College & University Revenue VRDO	4.000%	11/6/2025	13,900	13,900
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	640	640
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	130	132
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	585	595
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	350	345
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,000	1,023
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	1,000	1,024
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	1,000	1,045
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	500	531
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.050%	11/15/2030	2,625	2,625
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.320%	11/15/2030	1,195	1,195
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,975	2,035
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.450%	11/15/2031	1,310	1,310
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2026	15,055	15,075
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/2028	13,000	12,434
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/2029	50,835	55,288
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.370%	11/6/2025	11,800	11,800
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	1,000	1,002
[9]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	1,975	1,978
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2028	5,500	5,811
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2029	5,000	5,402
30

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	8,745	9,653
	New York State Energy Research & Development Authority Electric Power & Light Revenue (New York Electric & Gas Corp. Project)	3.500%	10/1/2029	3,520	3,506
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	950	950
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	640	642
	New York State Housing Finance Agency Income Tax Revenue PUT	3.450%	12/15/2030	350	353
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/2025	625	625
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/2031	1,000	975
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/2025	1,680	1,680
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/2025	1,710	1,710
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/2026	1,160	1,160
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/2027	32,295	30,978
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	9,960	9,817
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	4,140	4,084
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/2027	1,960	1,960
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	3,905	3,906
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	14,675	14,678
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2027	2,000	2,001
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.850%	5/1/2027	28,410	28,420
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	45,580	45,552
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	4,575	4,572
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.350%	5/1/2028	7,510	7,511
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2028	1,320	1,322
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	7,215	7,217
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	55,270	55,307
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2029	7,825	7,862
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/2029	4,785	4,801
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	71,555	71,932
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	2,195	2,210
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	9,750	9,753
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2029	72,425	72,462
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	23,310	23,353
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	3,805	3,826
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.300%	5/1/2030	1,450	1,455
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	5,885	5,948
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	11/1/2030	22,845	22,801
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	7,900	7,869
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	1,455	1,477
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	2,575	2,612
[1,5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.450%	11/6/2025	25,840	25,840
[1,5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.450%	11/6/2025	18,000	18,000
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.570%	11/6/2025	22,500	22,500
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.850%	11/3/2025	6,840	6,840
[1]	New York State Housing Finance Agency Revenue TOB VRDO	4.050%	11/3/2025	8,877	8,877
	Norwich City School District BAN GO	4.000%	6/25/2026	26,298	26,450
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.670%	11/3/2025	24,700	24,700
	Odessa-Montour Central School District BAN GO	4.000%	8/27/2026	8,000	8,072
	Oneonta City School District BAN GO	4.000%	7/24/2026	3,500	3,529
[2]	Oriskany Central School District GO	2.250%	6/15/2029	280	264
	Oswego City School District BAN GO	4.000%	6/25/2026	18,940	19,050
	Peekskill City School District BAN GO	3.750%	6/26/2026	9,100	9,150
	Penn Yan Central School District BAN GO	4.000%	6/25/2026	21,634	21,786
	Pleasantville NY Union Free School District GO	2.750%	4/15/2030	275	265
	Poughkeepsie School District BAN GO	4.000%	6/23/2026	13,400	13,489
	Ravena Coeymans Selkirk Central School District BAN GO	4.000%	8/7/2026	1,558	1,569
	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	6,000	6,212
	Rocky Point Union Free School District GO	3.750%	6/24/2026	3,190	3,207
	Sachem Central School District GO	4.000%	10/15/2026	3,250	3,252
	Seaford Union Free School District GO	4.000%	5/20/2026	6,500	6,539
	Seneca Falls Central School District BAN GO	4.000%	7/2/2026	9,400	9,451
	Skaneateles Central School District NY BAN GO	3.750%	8/13/2026	1,899	1,911
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2029	100	101
	Starpoint Central School District BAN GO	4.000%	6/26/2026	14,580	14,662
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	1,000	1,011
[1,5]	Tender Option Bond Trust Receipts/Certificates Revenue TOB VRDO	3.620%	11/6/2025	52,500	52,500
[1,5]	Tender Option Bond Trust Receipts/Certificates Revenue TOB VRDO	3.620%	11/6/2025	47,500	47,500
	Terryville Fire District BAN GO	4.500%	11/21/2025	5,650	5,652
	Thousand Islands Central School District BAN GO	4.000%	6/26/2026	3,440	3,459
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	11/15/2025	16,790	16,803
31

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	10,720	10,633
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/2026	19,035	19,231
[3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	3.911%	4/1/2026	6,350	6,350
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.250%	11/6/2025	10,000	10,000
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/2028	1,540	1,547
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/2027	1,000	1,005
	Troy NY BAN GO	4.000%	7/24/2026	13,495	13,601
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2027	500	514
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	2,000	2,057
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2031	3,980	4,077
	Tupper Lake Central School District BAN GO	4.000%	6/26/2026	3,860	3,886
	Unadilla Valley Central School District BAN GO	4.000%	6/26/2026	13,750	13,843
	Utica NY BAN GO	4.000%	8/28/2026	10,005	10,081
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2027	650	652
	Valhalla Union Free School District GO	2.750%	10/15/2029	255	247
	Valley Central School District BAN GO	4.000%	6/17/2026	4,755	4,786
	Vestal Fire District BAN GO	4.000%	8/7/2026	7,577	7,622
	Vestal NY Central School District BAN GO	4.000%	6/26/2026	10,050	10,119
	Wallkill NY BAN GO	4.000%	7/23/2026	22,699	22,825
	Wallkill NY Central School District BAN GO	4.000%	6/25/2026	1,215	1,224
	Waterville Central School District BAN GO	4.000%	8/7/2026	1,587	1,597
	Waverly Central School District BAN GO	4.000%	7/10/2026	2,265	2,275
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	100	98
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	1,940	1,896
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	5,500	5,738
	Westhampton Beach Union Free School District BAN GO	4.000%	6/25/2026	1,370	1,380
	Whitesboro Central School District BAN GO	4.000%	6/26/2026	15,655	15,769
	Whitney Point Central School District BAN GO	4.000%	8/7/2026	1,809	1,819
					2,318,482
North Carolina (1.6%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2025	1,475	1,475
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	11,195	11,489
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/2027	8,970	8,995
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/2027	3,680	3,712
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	5,550	5,889
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/2029	1,960	1,836
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2031	1,735	1,932
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2028	5,000	5,059
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	9,380	9,392
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	8,159	8,216
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/2027	9,714	9,852
	Inlivian Local or Guaranteed Housing Revenue PUT	3.300%	11/1/2028	2,000	2,015
	Mecklenburg County NC GO	4.000%	4/1/2029	2,940	2,997
	North Carolina Appropriations Revenue	5.000%	5/1/2026	11,250	11,287
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	6/1/2028	900	903
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.200%	12/1/2025	10,000	9,996
	North Carolina Central University College & University Revenue	5.000%	10/1/2026	1,020	1,027
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.800%	7/1/2026	1,095	1,078
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	1/15/2026	28,855	28,842
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	2,765	2,893
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	850	850
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	120	120
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	215	216
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	1,795	1,815
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	1,885	1,933
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/2028	360	360
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.500%	9/1/2029	315	315
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/2029	140	140
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2026	7,955	7,992
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.550%	6/1/2026	13,800	13,756
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	30,825	33,825
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	4,880	4,907
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	2.950%	3/1/2029	3,075	3,053
[1,5]	Raleigh NC Housing Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.450%	11/6/2025	5,150	5,150
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	2,305	2,327
[3]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 1.050%	3.911%	12/1/2041	47,000	47,132
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	6,677	6,805
32

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wilmington Housing Authority Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2028	1,725	1,720
					261,301
North Dakota (0.1%)
	Bismarck ND GO	3.000%	5/1/2028	750	747
	Bismarck ND GO	3.000%	5/1/2029	725	721
	Bismarck ND Water Revenue	3.000%	4/1/2028	525	522
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	11,140	11,141
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	160	160
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	415	421
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	200	204
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	500	514
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	250	259
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	250	263
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	450	473
	Horace ND GO	5.000%	5/1/2026	450	454
	Horace ND GO	5.000%	5/1/2028	480	498
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2028	3,000	2,995
	North Dakota Public Finance Authority Appropriations Revenue (Capital Financing Program)	5.000%	6/1/2032	780	781
	North Dakota Public Finance Authority Intergovernmental Agreement Revenue (Capital Financing Program)	4.000%	6/1/2032	1,450	1,451
					21,604
Ohio (2.4%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	250	250
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2025	505	505
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2026	570	582
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2029	30	33
	Akron City School District GO	4.000%	8/6/2026	5,350	5,393
	Akron OH Income Tax Revenue	5.000%	12/1/2031	1,000	1,001
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/2027	18,000	18,649
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	4,070	4,493
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,225	1,271
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	800	827
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	1,735	1,793
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,000	1,072
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	6,000	6,520
[1,2,10]	Cincinnati City School District GO TOB VRDO	3.340%	11/6/2025	5,000	5,000
	Cleveland Municipal School District GO	5.000%	12/1/2025	1,600	1,602
	Cleveland Municipal School District GO	5.000%	12/1/2027	200	209
	Cleveland Municipal School District GO	5.000%	12/1/2028	80	85
	Cleveland Municipal School District GO	5.000%	12/1/2030	250	276
	Cleveland Municipal School District GO	5.000%	12/1/2031	270	303
	Cleveland OH GO	2.000%	12/1/2026	500	493
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2027	655	674
[1,5]	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue TOB VRDO	3.310%	11/6/2025	7,500	7,500
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Country Ridge Apartments Project)	5.000%	12/1/2026	1,780	1,782
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/2030	2,520	2,551
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/2027	2,500	2,539
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.030%	11/1/2027	1,203	1,203
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	1,086	1,129
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.650%	7/1/2028	1,175	1,185
[1]	Columbus-Franklin County Finance Authority Tax Increment/Allocation Revenue (Easton Project)	5.000%	6/1/2028	730	736
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	1,900	1,928
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	5,630	5,708
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/2025	1,090	1,091
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2025	375	375
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2026	625	631
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	500	500
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	2,000	2,004
	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	3.000%	11/3/2025	10,395	10,395
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.400%	11/6/2025	10,460	10,460
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.400%	11/6/2025	18,600	18,600
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	300	304
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	310	318
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	715	742
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	330	347
33

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	600	644
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	390	414
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,140	1,239
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	3.260%	11/6/2025	40,985	40,985
	Hamilton OH BAN GO	4.000%	12/17/2025	2,160	2,162
	Lake County OH BAN GO	3.750%	9/16/2026	5,300	5,342
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/2026	540	542
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2026	300	304
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/2027	240	245
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2027	240	247
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/2028	370	384
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2028	290	303
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	250	254
	Miamisburg City School District GO, Prere.	4.000%	12/1/2025	1,105	1,106
	Miamisburg City School District GO, Prere.	4.000%	12/1/2025	1,350	1,351
	Miamisburg City School District GO, Prere.	4.000%	12/1/2025	1,000	1,001
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	295	298
	Middletown OH BAN GO	4.125%	6/24/2026	2,375	2,389
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	2,700	2,701
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	2,085	2,158
[9]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2026	250	255
	Norwood OH Special Obligation Revenue (Rookwood Exchange Project)	4.375%	12/1/2030	260	262
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	15,725	15,965
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/2029	27,055	26,542
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	7,590	7,475
	Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Co. Project) PUT	4.000%	6/1/2027	10,500	10,649
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	280	280
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2027	3,500	3,576
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2028	1,040	1,044
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2030	6,000	6,421
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.500%	11/3/2025	20,310	20,310
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2027	250	255
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2028	370	382
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/2026	100	101
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/2027	425	437
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/2026	1,465	1,434
[3]	Ohio Higher Educational Facility Commission College & University Revenue, SIFMA Municipal Swap Index Yield + 0.230%	3.450%	12/1/2042	5,000	4,963
	Ohio Higher Educational Facility Commission CP	2.680%	1/21/2026	12,000	12,000
	Ohio Higher Educational Facility Commission CP	2.680%	1/21/2026	23,375	23,375
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	645	647
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Community Pendleton Project) PUT	3.400%	2/1/2028	1,290	1,295
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Nelson Park Apartments Project) PUT	5.000%	3/1/2028	16,000	16,633
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	5,530	5,568
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/2027	1,310	1,317
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.000%	12/1/2026	2,980	3,008
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	6,824	6,903
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/2027	1,930	1,937
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	11,250	11,587
	Ohio Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.200%	12/1/2025	3,435	3,434
	Ohio Special Obligation Revenue	5.000%	12/1/2031	1,400	1,428
	Ohio State Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/2031	3,185	3,403
	Ottawa & Glandorf Local School District GO	3.000%	12/1/2030	295	294
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2031	1,805	2,010
	Richmond Heights OH BAN GO	4.500%	7/30/2026	1,100	1,110
[5]	Salem OH Miscellaneous Revenue (Salem Community Center Inc. Project) VRDO	3.350%	11/6/2025	805	805
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	2,490	2,499
	Summit County Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2029	2,100	2,063
	University of Akron College & University Revenue	5.000%	1/1/2031	2,135	2,137
[1,3]	University of Toledo College & University Revenue, 70% of SOFR + 0.900%	3.868%	6/1/2036	925	913
	Village of Glenwillow OH BAN GO	4.000%	7/8/2026	2,000	2,011
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	300	303
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	200	202
34

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	470	484
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	320	335
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	310	330
					395,510
Oklahoma (0.5%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/2026	1,025	1,042
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2028	1,175	1,200
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2026	1,150	1,164
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2028	1,305	1,376
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2030	1,000	1,094
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2029	1,000	1,013
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2030	1,000	1,013
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2031	1,900	1,923
	Muskogee Industrial Trust Lease (Appropriation) Revenue (Muskogee Public Schools Project)	5.000%	9/1/2026	1,840	1,862
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	2,100	2,068
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	2,000	1,958
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	2,025	1,962
	Oklahoma City OK GO	2.750%	3/1/2029	4,080	4,009
	Oklahoma City OK GO	4.000%	3/1/2030	4,355	4,372
	Oklahoma City Public Property Authority Hotel Occupancy Tax Revenue	5.000%	10/1/2028	1,265	1,267
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2026	650	656
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2027	965	985
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2028	675	697
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2029	805	841
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2030	1,000	1,055
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2031	1,125	1,192
	Oklahoma Department of Transportation Government Fund/Grant Revenue GAN	5.000%	9/1/2031	3,960	4,207
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	910	912
	Oklahoma Development Finance Authority Lease (Appropriation) Revenue	4.000%	12/1/2028	1,300	1,316
	Oklahoma Housing Finance Agency Local Or Guaranteed Housing Revenue (Trinity Trails Project) PUT	3.200%	4/1/2028	750	751
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2029	13,000	12,971
[1,2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue TOB VRDO	3.320%	11/6/2025	10,000	10,000
[1,2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue TOB VRDO	3.320%	11/6/2025	5,625	5,625
[1]	Oklahoma Turnpike Authority Highway Revenue TOB VRDO	3.950%	11/3/2025	6,250	6,250
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue (Catoosa Public Schools Project)	5.000%	9/1/2026	1,490	1,514
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	7/1/2026	10,875	10,950
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2026	845	851
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2030	1,210	1,260
	University of Oklahoma College & University Revenue	3.400%	7/1/2028	1,000	1,000
					90,356
Oregon (0.2%)
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2027	2,525	2,617
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2028	400	423
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.340%	11/6/2025	4,000	4,000
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2030	1,765	1,892
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/2029	9,945	10,109
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	8,270	8,340
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2030	1,155	1,166
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2032	1,695	1,711
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2027	250	251
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/2026	135	136
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/2026	5	5
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2027	1,000	954
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2026	100	101
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2027	150	154
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,405	1,413
					33,272
Pennsylvania (3.6%)
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.600%	6/1/2029	360	357
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.900%	6/1/2030	785	779
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2026	420	420
[3]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	3.279%	2/1/2033	250	249
35

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	7,535	7,872
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	1,000	1,044
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2030	2,290	2,451
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	3.700%	11/15/2025	5,190	5,189
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	3.800%	11/15/2026	2,000	1,987
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.920%	11/15/2047	97,960	96,991
	Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	585	616
[5]	Allegheny County IDA Private Schools Revenue VRDO	3.250%	11/6/2025	2,600	2,600
[1]	Allegheny County Sanitary Authority Sewer Revenue TOB VRDO	3.300%	11/6/2025	3,295	3,295
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2026	950	955
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2027	695	706
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2026	520	528
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2030	630	678
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2031	500	544
	Bucks County IDA Charter School Aid Revenue (Charter School Lane Project)	5.000%	3/15/2026	390	391
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2025	445	445
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2026	470	473
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2027	580	588
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2026	250	250
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Pennswood Village Project)	5.000%	10/1/2030	250	255
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/2029	1,625	1,627
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	4.000%	12/1/2025	180	180
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/2027	1,850	1,867
[1]	Chester County IDA Charter School Aid Revenue	5.000%	10/1/2029	345	358
	Chester County IDA Charter School Aid Revenue (Collegium Charter School Project)	5.000%	10/15/2027	525	528
[9]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2026	1,100	1,115
[9]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2027	1,675	1,728
[9]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2028	875	918
[9]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2029	925	986
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/2028	153	153
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,200	1,264
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	4,525	4,762
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/2028	1,000	1,010
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/2029	1,470	1,485
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/2030	1,100	1,111
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	4.250%	10/15/2026	565	545
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/2032	2,030	2,095
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	3.351%	3/1/2057	3,070	3,062
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	3.620%	3/1/2057	13,435	13,405
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	130	130
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2026	120	121
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2026	610	613
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	1,700	1,720
	East Hempfield Township IDA Health, Hospital, Nursing Home Revenue (Willow Valley Communities Project)	5.000%	12/1/2029	950	950
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2027	520	527
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2028	1,095	1,107
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2030	1,205	1,217
[2]	Forest Area School District GO	3.000%	11/1/2030	410	410
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2027	14,275	14,495
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2030	1,005	1,076
[1]	Jefferson County PA Hospital Authority Health, Hospital, Nursing Home Revenue	4.500%	1/15/2027	3,136	3,145
[1]	Lackawanna County PA TRAN GO	3.750%	12/31/2025	5,000	4,999
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2026	510	519
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2027	580	600
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2028	975	1,026
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2029	675	722
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2030	355	385
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2031	365	402
	Latrobe IDA College & University Revenue	5.000%	3/1/2029	150	155
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/2028	600	622
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/2029	375	395
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/2030	1,000	1,069
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/2031	570	617
36

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2025	260	260
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2026	355	356
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,770	1,825
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,555	2,688
[2]	Luzerne County PA GO	5.000%	11/15/2029	3,680	3,683
	Lycoming County Authority College & University Revenue (Aicup Financing Program – Lycoming College Project) PUT	4.750%	5/1/2026	1,265	1,269
	Manheim Central School District GO	1.000%	5/1/2026	60	59
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	435	440
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	310	313
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	25	25
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	1,050	1,032
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,590	1,683
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2026	1,300	1,322
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2026	175	175
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2030	300	303
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	6,225	6,435
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	13,610	13,982
[2]	Newport PA School District GO	2.250%	8/15/2028	215	208
[9]	Newport PA School District GO	2.750%	8/15/2030	50	49
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	3,250	3,354
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	4,170	4,228
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2027	1,380	1,415
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2029	1,530	1,607
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2031	1,175	1,276
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,125	1,134
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	4,250	4,288
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	235	236
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2026	3,975	4,003
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	320	323
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	325	328
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2028	4,200	4,398
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	300	315
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	485	509
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2029	1,220	1,302
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	1,560	1,667
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2030	1,620	1,760
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2031	650	661
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	6,085	6,697
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2030	19,195	20,850
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	3.700%	11/15/2025	1,750	1,750
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	3.800%	11/15/2026	1,820	1,815
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.920%	11/15/2047	29,415	29,295
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.920%	5/15/2053	60,000	59,985
[2]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2026	1,900	1,905
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue PUT	3.000%	1/2/2026	1,165	1,165
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2025	920	920
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2027	310	317
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2027	1,325	1,326
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	175	176
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2030	650	666
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2030	630	630
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2031	235	236
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2031	935	936
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	4.500%	5/1/2026	1,490	1,494
[1,2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.340%	11/6/2025	15,670	15,670
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2027	300	308
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2028	1,000	1,046
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2029	500	532
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	4/1/2030	500	545
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2025	1,000	1,000
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	9/1/2027	2,000	1,997
37

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2025	100	100
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2029	510	517
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2031	585	606
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	1,720	1,762
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2032	2,005	2,075
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2030	3,030	3,104
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2031	1,020	1,045
[3]	Pennsylvania Turnpike Commission Registration Fee Transit Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.070%	7/15/2041	77,000	76,901
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2026	4,235	4,300
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/2029	1,000	1,017
[1]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/2029	600	603
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2026	140	141
	Philadelphia IDA College & University Revenue	5.000%	11/1/2026	850	866
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2027	305	313
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/2027	1,565	1,568
	Philadelphia IDA Lease (Appropriation) Revenue (Cultural & Commercial Corridors Program)	5.000%	12/1/2028	1,750	1,753
	Philadelphia IDA Lease (Appropriation) Revenue (Cultural & Commercial Corridors Program)	5.000%	12/1/2031	1,435	1,437
[1,5]	Philadelphia PA IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	4.050%	11/3/2025	16,751	16,751
[1,2]	Philadelphia PA Water & Wastewater Revenue TOB VRDO	3.340%	11/6/2025	11,250	11,250
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	1,130	1,006
[1,2,3]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	3.789%	9/1/2040	20,450	20,252
[2]	Pocono Mountain School District GO	5.000%	12/15/2027	790	827
	Quaker Valley PA School District GO	3.000%	4/1/2030	340	340
	School District of Philadelphia GO	5.000%	9/1/2027	115	119
	School District of Philadelphia GO	5.000%	9/1/2027	2,910	2,960
	School District of Philadelphia GO	5.000%	9/1/2027	1,180	1,224
	School District of Philadelphia GO	5.000%	9/1/2027	1,340	1,390
	School District of Philadelphia GO	5.000%	9/1/2028	5,352	5,427
	School District of Philadelphia GO	5.000%	9/1/2028	1,240	1,313
	School District of Philadelphia GO	5.000%	9/1/2028	1,000	1,059
	School District of Philadelphia GO	5.000%	9/1/2029	1,000	1,014
[2]	Scranton PA GO	5.000%	11/15/2025	400	400
[2]	Scranton PA GO	5.000%	11/15/2027	385	399
[2]	Scranton PA GO	5.000%	11/15/2028	770	811
[2]	Scranton PA GO	5.000%	11/15/2029	625	669
	Scranton PA School District GO	5.000%	12/1/2025	1,000	1,001
	Scranton PA School District GO	5.000%	12/1/2027	1,400	1,455
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2025	110	110
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2026	455	463
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2029	425	455
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2031	780	858
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/2026	160	162
[9]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2027	375	390
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2027	1,250	1,277
[2]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/2028	2,505	2,555
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2028	315	310
	Westmoreland County PA GO	5.000%	8/15/2028	1,000	1,056
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2028	1,000	1,035
	Wilkes-Barre Finance Authority College & University Revenue, ETM	5.000%	11/1/2025	130	130
[9]	Wilkes-Barre PA Area School District GO	5.000%	8/1/2027	1,240	1,269
[2]	Williamsport Area School District GO	2.500%	8/1/2029	515	498
	York County PA IDA Industrial Revenue (Philadelphia Electric Co. Project) PUT	4.100%	4/3/2028	3,375	3,468
					606,867
Puerto Rico (1.0%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	84,664	87,043
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	43,273	46,212
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	4,095	4,194
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	2,415	2,496
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	3,660	3,782
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	14,215	14,804
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/2026	1,415	1,423
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	1,678	1,587
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	8,452	7,472
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	3,640	2,977
					171,990
38

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Rhode Island (0.2%)
[2]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2027	600	622
[2]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2028	400	423
[2]	Rhode Island Health & Educational Building Corp. Appropriations Revenue	5.000%	5/15/2026	1,500	1,502
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/15/2029	5,170	5,254
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/15/2030	1,040	1,056
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,955	1,971
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	1,500	1,512
[9]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.250%	5/15/2029	1,000	1,018
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue (Rock Ridge Project) PUT	3.350%	4/1/2028	1,585	1,592
[7]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/2026	1,060	1,060
[7]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	10/1/2027	6,800	6,814
[1,3]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue TOB	3.950%	4/1/2031	7,815	7,815
					30,639
South Carolina (0.8%)
	Columbia SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	6,055	6,092
	Fort Mill School District No. 4 GO	3.000%	3/1/2027	3,875	3,877
	Orangeburg County Facilities Corp. Lease (Appropriation) Revenue	5.000%	12/1/2027	1,140	1,174
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2030	1,000	1,001
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2026	2,250	2,256
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2028	6,150	6,568
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2029	4,125	4,496
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	325	333
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	1,600	1,679
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	1,000	1,050
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2029	1,185	1,187
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	325	341
[4]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.000%	12/1/2030	1,670	1,670
[4]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.250%	12/1/2031	2,345	2,345
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	14,270	15,596
[1,5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.370%	11/6/2025	9,655	9,655
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.370%	11/6/2025	8,000	8,000
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2025	400	401
[1,9]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.340%	11/6/2025	2,820	2,820
[1,9]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.340%	11/6/2025	2,900	2,900
[1,2]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.340%	11/6/2025	24,000	24,000
[1,2]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.360%	11/6/2025	5,000	5,000
[1,2]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.360%	11/6/2025	5,000	5,000
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2027	540	547
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2029	1,020	1,033
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	2,120	2,146
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2031	2,175	2,225
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2031	1,010	1,033
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2030	270	298
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (573 Meeting Street Project) PUT	3.000%	4/1/2027	1,750	1,749
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (Settlement Manor Apartments Project) PUT	5.000%	11/1/2027	935	969
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	3,065	3,127
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2026	595	600
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2027	490	503
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	1,000	1,049
	University of South Carolina College & University Revenue	5.000%	5/1/2031	1,445	1,491
	University of South Carolina College & University Revenue	5.000%	5/1/2032	2,145	2,212
					126,423
South Dakota (0.1%)
	South Dakota Health & Educational Facilities Authority Appropriations Revenue (Vocational Education Program)	5.000%	8/1/2027	480	481
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	5	5
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	800	800
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	1,000	1,000
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	14,165	15,188
					17,474
39

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tennessee (3.6%)
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (One Westside Phase 2B Project) PUT	2.950%	5/1/2029	1,325	1,322
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	3.600%	6/1/2028	2,250	2,275
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2027	4,025	4,023
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	875	885
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	1,455	1,456
	Kingsport Tennessee Industrial Development Board Local or Guaranteed Housing Revenue (Stonecrest Apartments Project) PUT	2.950%	9/1/2028	2,950	2,942
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	700	713
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (The Pines Apartments Project) PUT	3.100%	9/1/2027	1,500	1,494
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	17,362	17,387
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	11,721	11,738
[1]	Knoxville Industrial Development Board Local or Guaranteed Housing Revenue (Maplehurst Park Apartments Project)	4.250%	11/1/2030	6,470	6,429
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/2027	4,353	4,467
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Willow Place Project) PUT	3.750%	6/1/2026	300	301
	Marshall County TN GO	2.500%	5/1/2030	355	344
	Memphis City Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2026	8,525	8,627
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2026	350	353
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	7,100	7,602
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	235	238
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/2028	12,930	13,601
[1,5]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue TOB VRDO	3.310%	11/6/2025	6,310	6,310
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/2026	1,765	1,767
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Burning Tree Apartments Project) PUT	5.000%	10/1/2027	2,945	3,040
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Northview Project) PUT	3.600%	2/1/2028	6,000	6,069
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/2028	5,255	5,283
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Stone Bridge Lofts Project) PUT	3.500%	12/1/2025	7,056	7,056
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	20,781	20,811
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	14,940	15,140
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	3,060	3,074
[1,2]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue PUT TOB	3.370%	7/1/2031	9,100	9,100
[1,2]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue TOB VRDO	3.370%	11/6/2025	3,665	3,665
	Murfreesboro TN GO	2.000%	6/1/2026	5,750	5,693
	Nashville & Davidson County TN Metropolitan Government	2.680%	12/18/2025	50,000	49,996
	Nashville & Davidson County TN Metropolitan Government	2.820%	1/15/2026	50,000	50,000
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,040	2,130
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,400	2,547
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	3,210	3,454
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	2,555	2,787
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2029	41,280	43,679
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2030	3,165	3,409
	Tennergy Corp. TN Natural Gas Revenue	5.250%	12/1/2025	600	601
	Tennergy Corp. TN Natural Gas Revenue	5.250%	12/1/2026	750	763
	Tennergy Corp. TN Natural Gas Revenue	5.500%	12/1/2027	975	1,012
	Tennergy Corp. TN Natural Gas Revenue	5.000%	6/1/2028	285	297
	Tennergy Corp. TN Natural Gas Revenue	5.500%	12/1/2028	1,100	1,161
	Tennergy Corp. TN Natural Gas Revenue	5.000%	6/1/2029	860	910
	Tennergy Corp. TN Natural Gas Revenue	5.500%	12/1/2029	2,000	2,147
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	53,925	55,063
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	46,950	50,094
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	535	580
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2025	250	250
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	2,230	2,258
40

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2026	200	203
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	9,330	9,483
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	41,660	43,170
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/2025	89,840	89,840
	Tennessee Energy Acquisition Corp. Natural Gas Revenue, ETM	5.000%	11/1/2025	2,205	2,205
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/2028	200	211
	Washington County TN GO	5.000%	6/1/2031	4,560	4,827
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2027	3,235	3,294
					599,576
Texas (9.7%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/2026	11,962	12,011
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.390%	7/1/2028	3,570	3,605
[15]	Aldine Independent School District GO	4.000%	2/15/2030	1,175	1,178
	Amarillo TX Waterworks & Sewer System Water Revenue	3.000%	4/1/2027	1,000	1,000
[15]	Argyle Independent School District GO PUT	4.000%	8/15/2027	7,400	7,528
[15]	Argyle Independent School District GO PUT	4.000%	8/15/2028	5,230	5,404
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2026	390	392
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	510	538
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/2029	1,400	1,492
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2029	375	403
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/2030	1,450	1,575
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2030	295	324
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/2031	2,000	2,214
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2031	340	380
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	2,120	2,197
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	400	414
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2029	2,550	2,542
	Austin Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	11/1/2027	13,500	13,538
	Austin TX Combined Utility Systems	2.670%	12/3/2025	29,700	29,699
	Austin TX Combined Utility Systems	2.700%	12/3/2025	27,200	27,200
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/2030	995	997
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2032	3,305	3,377
	Austin TX Water & Wastewater System Water Revenue, Prere.	5.000%	11/15/2025	5	5
	Bexar County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.050%	3/1/2026	1,185	1,186
	Bexar Management & Development Corp. Local or Guaranteed Housing Revenue PUT	3.020%	5/1/2028	8,250	8,243
	Board of Regents of the University of Texas System	2.770%	1/21/2026	17,000	17,003
	Board of Regents of the University of Texas System	2.680%	2/4/2026	25,000	24,997
	Board of Regents of the University of Texas System	2.680%	2/12/2026	25,000	24,996
	Board of Regents of the University of Texas System	2.700%	2/18/2026	4,600	4,599
	Board of Regents of the University of Texas System	2.700%	3/5/2026	25,000	24,995
	Brazoria County Toll Road Authority Intergovernmental Agreement Revenue PUT	3.750%	9/1/2026	8,455	8,498
[2]	Brownsville TX Utilities System Multiple Utility Revenue	5.000%	9/1/2027	1,490	1,517
[2]	Brownsville TX Utilities System Water Revenue	5.000%	9/1/2028	1,285	1,367
[2]	Brownsville TX Utilities System Water Revenue	5.000%	9/1/2030	2,850	3,142
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	1/1/2026	9,760	9,761
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.125%	9/1/2027	3,125	3,138
[8]	Cedar Hill Independent School District GO	0.000%	8/15/2026	3,570	3,481
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2026	1,000	994
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2027	635	636
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2028	400	401
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/2027	23,600	23,664
[11,16]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	2,435	2,379
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	23,150	24,839
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2026	1,285	1,306
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2027	990	1,020
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	1,000	1,056
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2029	1,375	1,477
[1]	Crandall TX Special Assessment Revenue	4.250%	9/15/2030	103	103
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2032	545	555
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue (Waterford at Goldmark Project) PUT	3.300%	1/1/2028	6,415	6,440
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	2,765	2,769
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/2026	5,175	5,175
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	3/1/2026	2,280	2,282
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/2026	842	853
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	1,665	1,701
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	1,403	1,451
[15]	Dallas Independent School District GO PUT	5.000%	2/15/2026	6,500	6,536
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2030	1,375	1,382
[1]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/2028	7,535	7,539
41

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Decatur TX Special Assessment Revenue	4.500%	9/15/2030	194	195
[1]	Denton County TX Special Assessment Revenue	4.250%	12/31/2030	230	232
[1]	Denton County TX Special Assessment Revenue	4.750%	12/31/2030	234	236
[1,5]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	4.050%	11/3/2025	8,885	8,885
[15]	Dickinson Independent School District GO PUT	3.100%	8/2/2027	4,200	4,203
[15]	Eagle Mountain & Saginaw Independent School District GO PUT	4.000%	8/1/2027	2,345	2,385
[15]	Eagle Mountain & Saginaw Independent School District GO PUT, Prere.	4.000%	8/1/2027	30	31
[15]	Ector County Independent School District GO PUT	4.000%	8/15/2027	6,680	6,796
[2]	El Paso County Hospital District GO	5.000%	2/15/2027	890	912
[2]	El Paso County Hospital District GO	5.000%	2/15/2028	1,515	1,584
[2]	El Paso County Hospital District GO	5.000%	8/15/2028	1,000	1,055
[2]	El Paso County Hospital District GO	5.000%	2/15/2029	1,695	1,803
[2]	El Paso County Hospital District GO	5.000%	2/15/2030	1,475	1,597
[2]	El Paso County Hospital District GO	5.000%	2/15/2031	1,025	1,128
	El Paso County TX GO	5.000%	2/15/2031	1,280	1,287
[2]	Fort Bend County Municipal Utility District No. 35 GO	4.000%	9/1/2031	200	200
[9]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2026	175	175
	Fort Bend County TX GO	5.000%	3/1/2026	2,055	2,058
	Fort Bend County TX GO	5.000%	3/1/2029	930	937
[15]	Fort Bend Independent School District GO PUT	0.720%	8/1/2026	5,075	4,958
[1]	Fort Worth TX Water & Sewer System Water Revenue TOB VRDO	3.250%	11/6/2025	10,000	10,000
[15]	Frisco Independent School District GO	0.000%	8/15/2026	4,690	4,583
[15]	Frisco Independent School District GO	2.500%	8/15/2027	1,460	1,458
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2027	550	567
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2029	300	321
[15]	Garland Independent School District GO	5.000%	2/15/2026	2,650	2,654
[15]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/2026	1,200	1,177
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	17,845	18,559
[1]	Grand Parkway Transportation Corp. Highway Revenue TOB VRDO	3.340%	11/6/2025	6,000	6,000
[1]	Grand Parkway Transportation Corp. Highway Revenue TOB VRDO	3.250%	2/27/2028	4,750	4,750
[9]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	525	567
[9]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	300	329
[9]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	100	111
[1,9]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue TOB VRDO	3.390%	11/6/2025	4,845	4,845
[9]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2028	1,175	1,231
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2028	1,635	1,678
[15]	Hardin-Jefferson Independent School District GO	2.000%	8/15/2028	390	375
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	1,000	1,001
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,000	1,071
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2029	1,000	1,004
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	555	555
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2026	13,505	13,794
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	1,000	1,053
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	3,830	4,075
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	2,750	3,025
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	3,000	3,335
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.400%	11/6/2025	50,000	50,000
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.070%	7/1/2049	5,335	5,336
[1]	Harris County Hospital District GO TOB VRDO	3.250%	11/6/2025	7,410	7,410
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	1,500	1,506
	Harris County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	2,200	2,181
	Harris County TX Highway Revenue	5.000%	8/15/2028	1,500	1,525
[1]	Harris County TX Hospital District GO TOB VRDO	3.950%	11/3/2025	18,750	18,750
[1]	Harris County TX Hospital District GO TOB VRDO	3.950%	11/3/2025	11,875	11,875
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2026	4,425	4,285
[15]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/2026	25	25
[15]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/2026	25	25
[15]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/2026	115	115
[15]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/2026	195	195
[15]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/2026	320	321
[15]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/2026	335	336
[15]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/2026	175	175
[1,15]	Hays Consolidated Independent School District GO TOB VRDO	3.250%	11/6/2025	3,480	3,480
	Housing Synergy PFC Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	7,155	7,184
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2028	9,625	9,765
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.650%	2/1/2028	1,850	1,865
	Houston Independent School District GO PUT	5.000%	7/15/2028	14,170	14,910
[2]	Houston TX Combined Utility System Water Revenue	0.000%	12/1/2026	3,825	3,703
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2029	22,705	22,726
42

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Houston TX Housing Finance Corp. Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.050%	11/3/2025	16,298	16,298
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2027	1,700	1,727
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2029	1,915	1,945
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2027	500	505
[15]	Irving Independent School District GO	4.000%	2/15/2030	8,000	8,000
[15]	Jarrell Independent School District GO	2.750%	8/15/2030	565	561
[1]	Justin TX Special Assessment Revenue	2.500%	9/1/2026	25	25
	Karnes County Hospital District Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2029	3,500	3,661
[15]	Katy Independent School District GO PUT	4.000%	8/15/2026	5,000	5,034
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2026	530	534
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2026	9,487	9,559
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	2,165	2,162
[15]	Lewisville Independent School District GO	4.000%	8/15/2026	12,160	12,169
[15]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	5,000	5,002
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	19,855	20,679
[1]	Lower Colorado River Authority Electric Power & Light Revenue TOB VRDO	3.320%	11/6/2025	5,415	5,415
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2028	22,100	22,225
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/2030	5,900	5,902
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/2030	2,500	2,501
[11]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/2030	5,000	5,217
[15]	McKinney Independent School District GO	5.000%	2/15/2030	285	287
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.350%	8/1/2027	4,030	4,033
[1]	Midlothian TX Special Assessment Revenue	4.375%	9/15/2027	66	66
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2029	1,585	1,587
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2031	530	531
[15]	Navarro Independent School District GO PUT	4.000%	2/15/2028	3,395	3,487
[15]	New Caney Independent School District GO PUT	4.000%	8/15/2027	3,610	3,672
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	305	309
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/2027	165	165
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	405	415
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	320	332
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	445	467
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2025	385	385
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2026	140	141
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2027	175	179
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2028	220	228
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2029	290	304
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2030	400	424
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/2030	1,420	1,427
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.250%	10/1/2030	7,670	7,708
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	740	742
	Nortex Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.875%	10/1/2027	1,685	1,672
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	1,520	1,607
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	1,880	1,886
[15]	North East TX Independent School District GO PUT	3.750%	8/1/2027	4,130	4,178
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2030	4,605	4,677
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	650	651
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	150	150
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	2,150	2,204
[15]	Northside Independent School District GO PUT	3.000%	8/1/2026	29,740	29,716
[15]	Northside Independent School District GO PUT	2.000%	6/1/2027	1,925	1,894
[15]	Northside Independent School District GO PUT	3.450%	8/1/2027	7,675	7,726
[15]	Northside Independent School District GO PUT	3.550%	6/1/2028	32,065	32,349
[1]	Northwest Independent School District GO TOB VRDO	3.250%	11/6/2025	4,000	4,000
[15]	Pasadena Independent School District GO PUT	3.230%	8/15/2027	57,685	57,859
[9]	Pearland TX GO	5.000%	3/1/2030	1,430	1,440
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/2028	1,100	1,140
	Permanent University Fund - Texas A&M University System	2.680%	2/11/2026	25,000	24,996
	Permanent University Fund - Texas A&M University System	2.650%	3/11/2026	25,000	25,000
[1]	Pilot Point TX Special Assessment Revenue	5.000%	9/15/2030	250	256
[1]	Pilot Point TX Special Assessment Revenue	5.000%	9/15/2030	350	358
[15]	Port Neches-Groves TX Independent School District GO	2.750%	2/15/2030	670	665
	Potter County TX GO	3.000%	2/1/2028	500	499
43

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Prosper Independent School District GO PUT	4.000%	8/15/2026	2,725	2,743
	PSC TX Miscellaneous Revenue PUT	3.750%	2/1/2028	10,575	10,524
[15]	Round Rock Independent School District GO PUT	5.000%	8/1/2030	17,225	19,028
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2027	385	397
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2027	2,210	2,215
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	225	233
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.190%	10/1/2027	800	804
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	330	342
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project) PUT	5.000%	8/1/2027	2,900	2,995
	San Antonio TX	2.680%	12/12/2025	72,945	72,940
	San Antonio TX	2.750%	12/16/2025	15,000	14,999
	San Antonio TX	2.750%	12/16/2025	5,000	5,000
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/2025	12,965	12,946
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/2026	3,420	3,333
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	10,495	10,545
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	1,505	1,455
[4]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	20,005	19,990
[4]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	35,925	35,890
[3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.090%	2/1/2048	42,500	42,498
	San Antonio Water System Water Revenue PUT	1.000%	11/1/2026	11,795	11,504
	Schertz TX GO	3.000%	2/1/2030	215	214
[15]	Sinton Independent School District GO PUT	4.000%	8/15/2026	2,000	2,013
	SMHA Finance Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/1/2027	5,500	5,559
[15]	Snook Independent School District GO	2.750%	2/15/2030	390	387
[2]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2026	150	152
	Spring Independent School District GO	3.000%	8/15/2029	3,030	3,015
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	20,759	20,983
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	3,000	3,008
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	675	684
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,000	1,036
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	300	315
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,000	1,051
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,800	1,924
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/2028	755	764
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/2030	125	126
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/2032	2,825	2,856
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/2026	780	790
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/2027	1,160	1,191
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/2028	430	448
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/2029	450	475
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2026	6,650	6,695
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	56,905	61,174
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.950%	11/3/2025	11,200	11,200
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.020%	11/3/2025	1,100	1,100
[5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.350%	11/5/2025	12,790	12,790
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	333	344
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/2028	3,450	3,481
[1]	Terrell TX Special Assessment Revenue	4.375%	9/15/2032	500	504
	Texas A&M University	2.850%	11/5/2025	25,000	24,999
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2026	3,750	3,751
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.125%	8/1/2027	13,000	13,048
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2027	7,766	7,773
	Texas GO	5.000%	4/1/2032	1,490	1,500
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2025	3,000	3,008
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2026	635	650
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/2026	30,650	31,179
[3]	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue, 67% of TSFR3M + 1.625%	4.331%	12/15/2026	2,765	2,766
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2025	4,745	4,754
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	2,880	2,933
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	10,455	10,802
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	6,590	6,903
44

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2029	1,000	1,060
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	530	568
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/2026	1,315	1,319
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/2026	750	752
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/2027	750	766
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2026	260	262
[9]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2027	620	637
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2028	1,000	1,036
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	4,111	4,128
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.625%	1/1/2027	1,765	1,776
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2027	6,625	6,659
	Texas Transportation Commission GO PUT	0.650%	4/1/2026	27,440	27,087
	Texas Water Development Board Water Revenue	5.000%	10/15/2029	15,475	15,498
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	5,070	5,156
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	1,910	1,911
	THF Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.340%	2/1/2029	2,490	2,509
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/2027	3,925	3,928
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	9,700	9,760
	Travis County TX GO	5.000%	3/1/2027	3,000	3,005
	Travis County TX GO	4.000%	3/1/2030	845	846
[1,15]	Tuloso-Midway TX Independent School District GO TOB VRDO	3.950%	11/3/2025	2,325	2,325
[15]	Winona Independent School District GO	2.750%	2/15/2030	580	576
					1,627,185
Utah (0.3%)
	Box Elder County UT School District GO	3.000%	7/15/2028	800	797
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2027	505	521
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2028	570	600
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2030	760	831
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2029	550	592
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2031	355	396
[2]	Grand County School District Local Building Authority Lease Revenue	5.000%	12/15/2032	755	757
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	335	361
[1]	Utah Charter School Finance Authority Charter School Aid Revenue (Renaissance Academy Project)	4.000%	6/15/2030	520	511
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	11,480	11,653
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.700%	8/1/2027	1,075	1,080
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	2.950%	4/1/2029	4,400	4,373
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2029	4,450	4,434
[1]	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue TOB VRDO	3.950%	11/3/2025	19,960	19,960
					46,866
Vermont (0.0%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	5.000%	5/1/2028	250	254
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2026	495	493
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2030	1,000	980
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	5,000	5,050
					6,777
Virgin Islands (0.1%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2026	2,945	2,960
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2027	5,420	5,485
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2026	815	825
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2027	580	596
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2028	555	579
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2029	625	661
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2030	1,165	1,247
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2031	875	950
					13,303
Virginia (1.0%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	870	894
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.400%	12/1/2025	2,975	2,975
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2029	1,010	1,005
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Dominion Square North Project) PUT	5.000%	1/1/2028	2,595	2,673
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	3,500	3,541
	Harrisonburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.570%	10/1/2027	2,375	2,391
[2]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	506
[2]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	680	718
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2026	870	868
45

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2028	190	190
	Louisa IDA Electric Power & Light Revenue PUT	3.800%	5/28/2027	4,000	4,045
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/2027	2,785	2,816
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2026	425	426
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	3.500%	12/1/2029	1,925	1,921
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2028	5,325	5,632
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Braywood Manor Apartments Project) PUT	5.000%	5/1/2026	2,075	2,093
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.450%	9/1/2028	5,648	5,691
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.450%	9/1/2028	15,000	15,016
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2025	750	750
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2028	160	165
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2029	175	183
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2030	200	211
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2031	125	133
	Virginia Beach Development Authority Appropriations Revenue	4.000%	7/15/2027	100	100
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	2,260	2,277
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/2030	1,005	937
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/2026	550	554
[8]	Virginia Commonwealth Transportation Board Appropriations Revenue	0.000%	4/1/2026	395	390
	Virginia Commonwealth Transportation Board Appropriations Revenue	0.000%	4/1/2027	4,335	4,159
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.550%	7/1/2026	415	413
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.550%	1/1/2027	490	487
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.600%	7/1/2027	520	515
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.650%	1/1/2028	260	257
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.850%	6/1/2028	2,855	2,857
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.700%	7/1/2028	265	262
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	9/1/2028	6,100	6,101
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.900%	12/1/2028	7,445	7,450
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.750%	1/1/2029	190	187
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	3/1/2029	275	275
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	4/1/2029	1,730	1,701
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	4/1/2029	10,585	10,600
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.625%	6/1/2029	7,185	7,202
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.800%	7/1/2029	275	271
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	9/1/2029	625	627
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.900%	10/1/2029	5,900	5,794
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.950%	1/1/2030	275	272
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.050%	7/1/2030	275	275
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.200%	1/1/2031	275	276
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	7/1/2031	300	300
[4]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.125%	4/1/2027	19,575	19,566
	Virginia Public School Authority Intergovernmental Agreement Revenue	4.000%	8/1/2029	7,060	7,120
	Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/2025	6,590	6,590
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2025	230	230
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	320	321
[1,5]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.570%	11/6/2025	3,860	3,860
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	1,180	1,184
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	2,250	2,276
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.125%	10/1/2030	10,435	10,464
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.650%	10/1/2027	2,120	2,143
					163,136
Washington (2.1%)
	Bellevue WA GO	3.000%	12/1/2026	980	979
[1]	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue TOB VRDO	3.950%	11/3/2025	9,495	9,495
[3]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.200%	3.420%	11/1/2045	6,205	6,205
[8]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2028	2,795	2,583
	Community Roots Housing Foundation Local or Guaranteed Housing Revenue PUT	3.400%	2/1/2028	7,125	7,184
	FYI Properties Lease Revenue	5.000%	6/1/2031	650	684
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/2025	17,605	17,572
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/2028	6,760	6,780
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/2028	1,345	1,374
	King County Public Hospital District No. 1 GO	5.000%	12/1/2030	1,125	1,145
	King County School District No. 403 Renton GO	3.750%	12/1/2025	1,000	1,001
	King County WA Sewer Revenue PUT	0.875%	1/1/2042	4,010	3,996
[3]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	3.450%	1/1/2040	32,315	32,008
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/2025	3,000	3,005
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/2025	3,070	3,075
46

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/2025	4,250	4,257
	Pierce County School District No. 343 GO	3.000%	12/1/2030	495	495
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/2032	1,550	1,579
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/2027	4,500	4,565
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/2030	4,150	4,243
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/2026	4,335	4,259
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	3.470%	5/1/2045	14,075	13,960
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,000	1,015
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,000	1,013
[1]	Spokane County WA Airport Port, Airport & Marina Revenue TOB VRDO	3.370%	11/6/2025	8,525	8,525
	Spokane WA GO	3.500%	12/1/2028	1,615	1,616
	Spokane WA GO	4.000%	12/1/2029	1,535	1,536
[1]	Tacoma WA Electric System Electric Power & Light Revenue TOB VRDO	3.250%	11/6/2025	9,495	9,495
	Tacoma WA Sewer Revenue	4.000%	12/1/2030	2,260	2,344
	University of Washington College & University Revenue PUT	4.000%	8/1/2027	14,625	14,803
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Esther Short Project)	5.000%	10/1/2027	1,055	1,072
	Washington COP	5.000%	7/1/2030	4,415	4,582
	Washington GO	5.000%	8/1/2031	4,680	4,759
	Washington GO	5.000%	8/1/2031	4,275	4,552
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	935	948
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	6,000	6,086
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	2,835	2,875
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,000	1,031
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	350	361
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	5,000	5,166
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	2,285	2,359
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	2,650	2,743
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	15	15
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	5,000	5,265
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	3,000	3,160
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,310	2,474
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	3,500	3,752
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,915	4,221
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	4,160	4,523
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,185	1,291
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	4,110	4,508
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	31,925	34,945
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	6,025	6,637
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	4,295	4,774
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	3,825	3,932
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	1,625	1,630
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	23,110	23,813
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2026	490	491
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	13,180	13,577
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2026	285	288
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/2026	420	417
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/2029	4,000	4,000
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/2027	1,300	1,330
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue PUT	2.700%	10/1/2027	914	902
	Washington State University College & University Revenue	5.000%	10/1/2031	1,345	1,354
[1]	Washington State Various Purpose GO TOB VRDO	3.250%	11/6/2025	9,500	9,500
					344,124
West Virginia (0.3%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	460	460
	West Virginia Economic Development Authority Electric Power & Light Revenue (Appalachian Power Co. - AMOS Project) PUT	3.700%	6/1/2028	5,925	6,036
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.700%	6/1/2028	3,610	3,678
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/2025	5,100	5,086
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	5,525	5,581
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,300	1,301
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	900	901
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	750	775
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.370%	11/6/2025	15,280	15,280
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue (Five Points Project) PUT	5.000%	3/1/2026	2,300	2,313
47

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	1,157	1,187
					42,598
Wisconsin (2.0%)
[2]	Beloit School District GO	3.000%	4/1/2030	405	396
	Brown County WI GO	2.750%	11/1/2030	310	305
	Dodge County WI GO	2.500%	8/1/2030	765	740
	Fort Atkinson WI Miscellaneous Revenue	5.000%	2/1/2027	1,500	1,509
	Greenfield WI GO	2.500%	3/1/2030	525	509
	Hudson WI GO	3.000%	12/1/2030	375	375
	Milwaukee WI GO	4.000%	3/15/2026	3,330	3,332
	Milwaukee WI GO	5.000%	4/1/2026	1,000	1,008
[9]	Milwaukee WI GO	5.000%	12/1/2026	3,750	3,838
	Milwaukee WI GO	5.000%	12/1/2026	2,735	2,793
[9]	Milwaukee WI GO	5.000%	12/1/2027	3,505	3,657
	Milwaukee WI GO	5.000%	12/1/2027	2,745	2,860
	Milwaukee WI GO	5.000%	4/1/2028	1,285	1,348
[9]	Milwaukee WI GO	5.000%	4/1/2028	1,315	1,380
[9]	Milwaukee WI GO	5.000%	12/1/2028	3,755	3,991
	Milwaukee WI GO	5.000%	12/1/2028	2,745	2,916
	Milwaukee WI GO	5.000%	12/1/2029	2,750	2,973
	Milwaukee WI GO	5.000%	12/1/2030	2,755	3,030
[2]	Monroe WI School District GO	5.000%	3/1/2028	250	262
	Mount Pleasant WI GO	2.750%	5/1/2030	360	352
	Onalaska WI GO	2.300%	10/1/2030	355	339
	Oregon WI School District GO	2.700%	3/1/2027	1,075	1,063
	Platteville School District GO	3.000%	3/1/2030	60	60
	PMA Levy & Aid Anticipation Notes Program Intergovernmental Agreement Revenue (Anticipation Notes Program)	5.000%	9/24/2026	9,105	9,274
[1]	Public Finance Authority Charter School Aid Revenue	4.125%	6/15/2029	280	275
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/2030	305	307
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2026	245	246
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2027	435	439
	Public Finance Authority College & University Revenue	5.000%	4/1/2028	1,025	1,053
	Public Finance Authority College & University Revenue	5.000%	4/1/2029	1,155	1,198
	Public Finance Authority College & University Revenue	5.250%	10/1/2029	1,825	1,884
	Public Finance Authority College & University Revenue	5.250%	10/1/2030	1,925	1,986
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2028	3,910	3,932
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	12,175	12,182
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	150	153
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	445	446
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2027	475	471
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,025	2,047
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	500	525
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	700	750
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2025	365	365
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2027	290	299
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2028	380	398
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Project)	5.000%	6/1/2026	1,000	1,011
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Project)	5.000%	6/1/2030	1,000	1,086
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	4,965	5,116
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/2026	17,213	17,215
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/2027	10,023	10,030
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	15,246	15,264
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2030	230	240
	Sussex WI GO	3.000%	6/1/2030	295	295
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	17,000	18,718
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/2027	2,630	2,632
	West Bend WI GO	2.500%	3/1/2030	570	550
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2026	695	695
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	1,095	1,095
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2028	1,445	1,439
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,650	1,743
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	17,615	18,721
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	400	410
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,000	1,075
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	4,575	4,623
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	2,490	2,721
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,310	1,323
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,000	1,010
48

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	2,380	2,445
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/2026	3,260	3,300
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/2026	3,875	3,923
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/2026	11,125	11,288
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	4,000	4,280
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	6,935	7,411
[1,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.050%	11/3/2025	12,800	12,800
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.180%	3.400%	8/15/2054	7,500	7,459
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	3.625%	11/1/2029	365	366
[1]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collaboration Inc. Project)	5.000%	8/1/2027	3,500	3,537
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2025	11,650	11,650
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2026	4,630	4,631
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2027	1,710	1,711
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.050%	5/3/2027	7,620	7,602
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	11,460	11,542
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2028	6,400	6,384
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (100 E . National Project) PUT	5.000%	8/1/2026	1,031	1,043
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (New Hampton Gardens Project) PUT	5.000%	12/1/2026	7,500	7,651
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (The Intersect Project) PUT	5.000%	2/1/2027	1,625	1,662
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	34,797	35,223
					330,186
Wyoming (0.0%)
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/2028	700	737
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2026	105	105
					842
Total Tax-Exempt Municipal Bonds (Cost $16,563,922)					16,632,849
				Shares
Temporary Cash Investments (1.0%)
Investment Company (1.0%)
[17]	Vanguard Municipal Low Duration Fund (Cost $170,320)	3.306%		17,032,003	170,320
Total Investments (100.4%) (Cost $16,734,242)					16,803,169
Other Assets and Liabilities—Net (-0.4%)					(59,215)
Net Assets (100%)					16,743,954
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $2,284,977, representing 13.6% of net assets.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Non-income-producing security—security in default.
7	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Securities with a value of $604 have been segregated as initial margin for open futures contracts.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
17	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
49

Ultra-Short-Term Tax-Exempt Fund
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	December 2025	(368)	(76,633)	135

See accompanying Notes, which are an integral part of the Financial Statements.
50

Ultra-Short-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,563,922)	16,632,849
Affiliated Issuers (Cost $170,320)	170,320
Total Investments in Securities	16,803,169
Investment in Vanguard	408
Cash	195
Receivables for Investment Securities Sold	83,136
Receivables for Accrued Income	177,723
Receivables for Capital Shares Issued	21,331
Variation Margin Receivable—Futures Contracts	—
Other Assets	520
Total Assets	17,086,482
Liabilities
Payables for Investment Securities Purchased	298,268
Payables for Capital Shares Redeemed	32,691
Payables for Distributions	10,888
Payables to Vanguard	681
Total Liabilities	342,528
Net Assets	16,743,954
At October 31, 2025, net assets consisted of:

Paid-in Capital	16,805,748
Total Distributable Earnings (Loss)	(61,794)
Net Assets	16,743,954

Investor Shares—Net Assets
Applicable to 36,608,467 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	581,110
Net Asset Value Per Share—Investor Shares	$15.87

Admiral™ Shares—Net Assets
Applicable to 1,018,217,109 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,162,844
Net Asset Value Per Share—Admiral Shares	$15.87

See accompanying Notes, which are an integral part of the Financial Statements.
51

Ultra-Short-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Interest[1]	514,378
Total Income	514,378
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,981
Management and Administrative—Investor Shares	806
Management and Administrative—Admiral Shares	10,472
Marketing and Distribution—Investor Shares	32
Marketing and Distribution—Admiral Shares	774
Custodian Fees	82
Auditing Fees	31
Shareholders’ Reports and Proxy Fees—Investor Shares	15
Shareholders’ Reports and Proxy Fees—Admiral Shares	107
Trustees’ Fees and Expenses	8
Other Expenses	181
Total Expenses	14,489
Expenses Paid Indirectly	(82)
Net Expenses	14,407
Net Investment Income	499,971
Realized Net Gain (Loss)
Investment Securities Sold[1]	28,949
Futures Contracts	(123)
Realized Net Gain (Loss)	28,826
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	63,868
Futures Contracts	135
Change in Unrealized Appreciation (Depreciation)	64,003
Net Increase (Decrease) in Net Assets Resulting from Operations	592,800
1	Interest income from an affiliated company of the fund was $9,936. There was no realized net gain (loss) or change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
52

Ultra-Short-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	499,971	498,197
Realized Net Gain (Loss)	28,826	(35,842)
Change in Unrealized Appreciation (Depreciation)	64,003	306,984
Net Increase (Decrease) in Net Assets Resulting from Operations	592,800	769,339
Distributions
Investor Shares	(17,117)	(16,026)
Admiral Shares	(480,749)	(477,499)
Total Distributions	(497,866)	(493,525)
Capital Share Transactions
Investor Shares	96,021	(70,162)
Admiral Shares	2,121,407	(1,851,792)
Net Increase (Decrease) from Capital Share Transactions	2,217,428	(1,921,954)
Total Increase (Decrease)	2,312,362	(1,646,140)
Net Assets
Beginning of Period	14,431,592	16,077,732
End of Period	16,743,954	14,431,592

See accompanying Notes, which are an integral part of the Financial Statements.
53

Ultra-Short-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.78	$15.51	$15.44	$15.89	$15.93
Investment Operations
Net Investment Income[1]	.497	.503	.352	.141	.105
Net Realized and Unrealized Gain (Loss) on Investments	.088	.266	.073	(.447)	(.039)
Total from Investment Operations	.585	.769	.425	(.306)	.066
Distributions
Dividends from Net Investment Income	(.495)	(.499)	(.355)	(.144)	(.106)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.495)	(.499)	(.355)	(.144)	(.106)
Net Asset Value, End of Period	$15.87	$15.78	$15.51	$15.44	$15.89
Total Return[2]	3.76%	5.01%	2.77%	-1.93%	0.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$581	$482	$543	$705	$963
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	3.14%	3.20%	2.26%	0.90%	0.66%
Portfolio Turnover Rate	74%	91%	85%	96%	53%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.
54

Ultra-Short-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.78	$15.51	$15.44	$15.89	$15.93
Investment Operations
Net Investment Income[1]	.510	.516	.365	.156	.117
Net Realized and Unrealized Gain (Loss) on Investments	.088	.266	.073	(.450)	(.039)
Total from Investment Operations	.598	.782	.438	(.294)	.078
Distributions
Dividends from Net Investment Income	(.508)	(.512)	(.368)	(.156)	(.118)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.508)	(.512)	(.368)	(.156)	(.118)
Net Asset Value, End of Period	$15.87	$15.78	$15.51	$15.44	$15.89
Total Return[2]	3.85%	5.10%	2.85%	-1.86%	0.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,163	$13,950	$15,535	$19,094	$22,119
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	3.22%	3.28%	2.34%	0.99%	0.73%
Portfolio Turnover Rate	74%	91%	85%	96%	53%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
55

Ultra-Short-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Ultra-Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
56

Ultra-Short-Term Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $408,000, representing less than 0.01% of the fund’s net assets and 0.16% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $82,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	16,632,849	—	16,632,849
Temporary Cash Investments	170,320	—	—	170,320
Total	170,320	16,632,849	—	16,803,169
Derivative Financial Instruments
Assets
Futures Contracts[1]	135	—	—	135
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	10,910
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	72,785
Capital Loss Carryforwards	(134,601)
Qualified Late-Year Losses	—
Other Temporary Differences	(10,888)
Total	(61,794)
57

Ultra-Short-Term Tax-Exempt Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Tax-Exempt Income	496,983	493,525
Ordinary Income*	883	—
Long-Term Capital Gains	—	—
Total	497,866	493,525
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,730,384
Gross Unrealized Appreciation	98,116
Gross Unrealized Depreciation	(25,331)
Net Unrealized Appreciation (Depreciation)	72,785
F.	During the year ended October 31, 2025, the fund purchased $10,611,692,000 of investment securities and sold $9,469,573,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2025, such purchases were $331,225,000 and sales were $236,885,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	305,477	19,320	117,349	7,460
Issued in Lieu of Cash Distributions	15,227	963	14,054	893
Redeemed	(224,683)	(14,213)	(201,565)	(12,816)
Net Increase (Decrease)—Investor Shares	96,021	6,070	(70,162)	(4,463)
Admiral Shares
Issued	5,538,357	350,300	3,075,812	195,481
Issued in Lieu of Cash Distributions	357,212	22,584	353,123	22,421
Redeemed	(3,774,162)	(238,710)	(5,280,727)	(335,534)
Net Increase (Decrease)—Admiral Shares	2,121,407	134,174	(1,851,792)	(117,632)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At October 31, 2025, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
58

Ultra-Short-Term Tax-Exempt Fund
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
59

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Ultra-Short-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Ultra-Short-Term Tax-Exempt Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
60

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
Q410 122025
61

Financial Statements
For the year ended October 31, 2025
Vanguard Municipal Money Market Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	25
Tax information	26

Municipal Money Market Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tender Option Bond (39.5%)
[1]	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	1,965	1,965
[1,2,3]	Allegheny County Airport Authority Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	2,665	2,665
[1,3]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	11,400	11,400
[1,3]	Allen County OH Hospital Facilities Revenue TOB	3.250%	11/6/2025	8,650	8,650
[1,4]	Alvin TX Independent School District GO TOB	3.250%	11/6/2025	2,930	2,930
[1]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	9,950	9,950
[1]	Arizona IDA Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	3,575	3,575
[1]	Arizona IDA Multifamily Housing Revenue TOB	3.320%	11/6/2025	30,100	30,100
[1,3]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue TOB	4.000%	11/3/2025	45,080	45,080
[1]	Atlanta Airport Port, Airport & Marina Revenue TOB	4.010%	11/3/2025	11,250	11,250
[1]	Atlanta Airport Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	7,075	7,075
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB	3.950%	11/3/2025	15,000	15,000
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB	3.250%	11/6/2025	4,000	4,000
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB	3.270%	11/6/2025	3,335	3,335
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	8,000	8,000
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	9,185	9,185
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB	3.300%	11/6/2025	7,525	7,525
[1]	Atlanta GE Port, Airport & Marina Revenue TOB	4.000%	11/3/2025	5,000	5,000
[1]	Atlanta GE Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	5,000	5,000
[1]	Aubrey TX GO TOB	3.250%	11/6/2025	7,820	7,820
[1]	Austin Community College District GO TOB	3.250%	11/6/2025	4,250	4,250
[1]	Austin TX Electric Utility Electric Power & Light Revenue TOB	3.250%	11/6/2025	5,335	5,335
[1]	Austin TX Electric Utility Electric Power & Light Revenue TOB	3.250%	11/6/2025	6,930	6,930
[1]	Bend OR GO TOB	3.250%	11/6/2025	4,000	4,000
[1]	Bexar County Hospital District GO TOB	3.950%	11/3/2025	29,340	29,340
[1]	Bexar County TX GO TOB	3.250%	11/6/2025	9,720	9,720
[1,3]	Broward County FL Airport System Port, Airport & Marina Revenue TOB	3.260%	11/6/2025	62,695	62,695
[1,3]	Broward County FL Airport System Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	3,445	3,445
[1]	Broward County FL Convention Center Hotel Revenue Economic Development Revenue TOB	4.020%	11/3/2025	5,600	5,600
[1]	Broward County FL School District GO TOB	3.250%	11/6/2025	13,020	13,020
[1]	Broward County FL School District GO TOB	3.250%	11/6/2025	34,225	34,225
[1,3]	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue TOB	4.000%	11/3/2025	10,480	10,480
[1,3]	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.370%	11/6/2025	15,435	15,435
[1,3,5]	Brunswick City School District GO TOB	3.250%	11/6/2025	2,750	2,750
[1,3]	Burke County GA Development Authority Pollution Control Revenue TOB	3.270%	11/6/2025	43,150	43,150
[1,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	3.280%	11/6/2025	18,000	18,000
[1,3]	California Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.240%	11/6/2025	19,300	19,300
[1,3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue TOB	3.240%	11/6/2025	29,500	29,500
[1]	California State Public Works Board Lease (Abatement) Revenue TOB	3.250%	11/6/2025	2,300	2,300
[1,4]	Canton TX Independent School District GO TOB	3.250%	11/6/2025	2,665	2,665
[1,4]	Canutillo TX Independent School District GO TOB	3.250%	11/6/2025	3,155	3,155
[1,3]	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue TOB	3.340%	11/6/2025	4,505	4,505
[1,3]	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue TOB	3.350%	11/6/2025	7,205	7,205
[1,3,5]	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/6/2025	3,365	3,365
[1,3]	Charleston County Airport District Port, Airport & Marina Revenue TOB	3.260%	11/6/2025	6,300	6,300
[1]	Charlotte NC Airport Port, Airport & Marina Revenue TOB	3.250%	11/6/2025	4,320	4,320
[1]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue TOB	3.250%	11/6/2025	11,860	11,860
[1]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue TOB	3.300%	11/6/2025	2,000	2,000
[1,3]	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue TOB	3.400%	11/6/2025	11,490	11,490
[1,3]	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue TOB	3.280%	11/6/2025	6,510	6,510
[1,3]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB	3.250%	11/6/2025	8,000	8,000
[1,3,5]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB	3.260%	11/6/2025	3,780	3,780
[1,3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	5,615	5,615
[1,3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	3,745	3,745
[1]	Clark County NV GO TOB	3.250%	11/6/2025	3,275	3,275
[1]	Clark County Water Reclamation District GO TOB	3.250%	11/6/2025	5,135	5,135
[1,4]	Clifton Higher Education Finance Corp. Charter School Aid Revenue TOB	3.250%	11/6/2025	4,820	4,820
[1]	Clovis Unified School District GO TOB	3.230%	11/6/2025	2,500	2,500
1

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	3,715	3,715
[1]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	105	105
[1]	Colorado Springs Multiple Utility Revenue TOB	3.250%	11/6/2025	3,750	3,750
[1,2,3]	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue TOB	3.260%	11/6/2025	3,650	3,650
[1,3]	Columbus Regional Airport Authority Port, Airport & Marina Revenue TOB	3.260%	11/6/2025	10,100	10,100
[1,3]	Columbus Regional Airport Authority Port, Airport & Marina Revenue TOB	3.260%	11/6/2025	5,000	5,000
[1,3]	Columbus Regional Airport Authority Port, Airport & Marina Revenue TOB	3.260%	11/6/2025	430	430
[1,3]	Columbus Regional Airport Authority Port, Airport & Marina Revenue TOB	3.260%	11/6/2025	7,500	7,500
[1,3]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	10,630	10,630
[1,2,3]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue TOB	3.250%	11/6/2025	5,410	5,410
[1]	Commonwealth of Massachusetts GO TOB	3.220%	11/6/2025	6,250	6,250
[1]	Commonwealth of Massachusetts GO TOB	3.240%	11/6/2025	7,335	7,335
[1,3]	Commonwealth of Massachusetts GO TOB	3.250%	11/6/2025	20,000	20,000
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.980%	11/3/2025	10,740	10,740
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	5,710	5,710
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	10,260	10,260
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	7,000	7,000
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	10,000	10,000
[1,3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.260%	11/6/2025	4,585	4,585
[1,4]	Crowley Independent School District GO TOB	3.250%	11/6/2025	4,800	4,800
[1,4]	Crowley Independent School District GO TOB	3.250%	11/6/2025	2,000	2,000
[1]	Dallas Area Rapid Transit Sales Tax Revenue TOB	3.250%	11/6/2025	2,370	2,370
[1]	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue TOB	3.420%	11/6/2025	4,820	4,820
[1,2]	DeKalb County GA Water & Sewer Water Revenue TOB	3.250%	11/6/2025	5,500	5,500
[1,2]	DeKalb County GA Water & Sewer Water Revenue TOB	3.260%	11/6/2025	11,990	11,990
[1]	DeKalb County GA Water & Sewerage Water Revenue TOB	3.250%	11/6/2025	7,500	7,500
[1]	DeKalb County GA Water & Sewerage Water Revenue TOB	3.250%	11/6/2025	5,205	5,205
[1]	DeKalb County GA Water & Sewerage Water Revenue TOB	3.250%	11/6/2025	10,195	10,195
[1]	DeKalb County GA Water & Sewerage Water Revenue TOB	3.250%	11/6/2025	8,550	8,550
[1,4]	Denton Independent School District GO TOB	3.240%	11/6/2025	2,800	2,800
[1]	Denver City & County Board of Water Commissioners Water Revenue PUT TOB	3.390%	11/6/2025	7,450	7,450
[1]	Denver CL City & County School District No. 1 GO TOB	3.250%	11/6/2025	10,000	10,000
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	4.000%	11/3/2025	13,420	13,420
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	4.050%	11/3/2025	2,625	2,625
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.270%	11/6/2025	3,380	3,380
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.270%	11/6/2025	4,800	4,800
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.270%	11/6/2025	3,750	3,750
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.270%	11/6/2025	5,660	5,660
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.270%	11/6/2025	16,310	16,310
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	8,510	8,510
[1,3]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.300%	11/6/2025	8,890	8,890
[1,3]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.300%	11/6/2025	30,150	30,150
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.300%	11/6/2025	12,865	12,865
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.320%	11/6/2025	3,240	3,240
[1]	Denver CO City & County Hotel Occupancy Tax Revenue TOB	3.250%	11/6/2025	4,000	4,000
[1]	Denver CO City & County Port, Airport & Marina Revenue TOB	3.270%	11/6/2025	20,615	20,615
[1]	Department of Airports LA Port, Airport & Marina Revenue TOB	3.250%	11/6/2025	12,690	12,690
[1]	Detroit Regional Convention Facility Authority Special Tax Revenue TOB	3.950%	11/3/2025	34,115	34,115
[1,3]	District of Columbia GO TOB	3.250%	11/6/2025	17,000	17,000
[1]	District of Columbia GO TOB	3.250%	11/6/2025	8,680	8,680
[1,3]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB	4.000%	11/3/2025	76,000	76,000
[1,3]	District of Columbia Housing Finance Agency Revenue TOB	3.340%	11/6/2025	9,500	9,500
[1]	District of Columbia Water & Sewer Authority Water Revenue TOB	3.250%	11/6/2025	3,755	3,755
[1]	District of Columbia Water & Sewer Authority Water Revenue TOB	3.250%	11/6/2025	2,410	2,410
[1,3]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue TOB	3.260%	11/6/2025	4,435	4,435
[1,2,3]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue TOB	3.250%	11/6/2025	3,080	3,080
[1,3]	East Alabama Health Care Authority Health Care Facilities Health, Hospital, Nursing Home Revenue TOB	4.040%	11/3/2025	19,570	19,570
[1]	El Paso County TX Water & Sewer Water Revenue TOB	3.250%	11/6/2025	5,000	5,000
[1,3]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.980%	11/3/2025	4,515	4,515
[1]	Everett WA Water & Sewer Water Revenue TOB	3.250%	11/6/2025	3,890	3,890
[1,6]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue TOB	3.870%	11/6/2025	20,000	20,000
[1,6]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue TOB	3.240%	11/6/2025	73,920	73,920
[1]	Florida Department of Transportation Turnpike System Highway Revenue TOB	3.250%	11/6/2025	3,750	3,750
[1,3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.980%	11/6/2025	17,085	17,085
[1,4]	Forney Independent School District GO TOB	3.250%	11/6/2025	2,000	2,000
[1]	Fort Lauderdale City FL Water & Sewer Water Revenue TOB	3.250%	11/6/2025	5,625	5,625
[1]	Fort Lauderdale FL Water & Sewer Water Revenue TOB	3.250%	11/6/2025	4,695	4,695
[1]	Fort Lauderdale FL Water & Sewer Water Revenue TOB	3.250%	11/6/2025	8,270	8,270
[1]	Franklin County OH Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	2,810	2,810
[1,3,6]	Freddie Mac Pool Local or Guaranteed Housing Revenue TOB	3.340%	11/6/2025	19,000	19,000
2

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3,6]	Freddie Mac Pool Local or Guaranteed Housing Revenue TOB	3.340%	11/6/2025	7,450	7,450
[1,4]	Frenship Independent School District Ad Valorem Property Tax Revenue PUT TOB	3.390%	11/6/2025	7,300	7,300
[1]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	4,170	4,170
[1]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	13,900	13,900
[1]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	4,445	4,445
[1]	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue TOB	3.300%	11/6/2025	4,400	4,400
[1,2,3]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	4,200	4,200
[1]	Greater Clark Building Corp. Lease (Abatement) Revenue TOB	3.280%	11/6/2025	6,800	6,800
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	4.000%	11/3/2025	5,335	5,335
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	4.030%	11/3/2025	8,750	8,750
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	4.050%	11/3/2025	20,455	20,455
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.270%	11/6/2025	5,625	5,625
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	6,455	6,455
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	8,425	8,425
[1,3]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.300%	11/6/2025	1,875	1,875
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.300%	11/6/2025	4,980	4,980
[1]	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue TOB	3.260%	11/6/2025	6,200	6,200
[1,3]	Hamilton County OH Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	6,775	6,775
[1]	Hampton Roads Transportation Accountability Commission Appropriations Revenue TOB	3.250%	11/6/2025	3,370	3,370
[1]	Hampton Roads Transportation Accountability Commission Appropriations Revenue TOB	3.250%	11/6/2025	5,500	5,500
[1]	Hampton Roads Transportation Accountability Commission Sales Tax Revenue TOB	3.300%	11/6/2025	11,250	11,250
[1]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	2,960	2,960
[1]	Harris County Flood Control District Ad Valorem Property Tax Revenue TOB	3.250%	11/6/2025	27,500	27,500
[1,2]	Harris County TX GO TOB	3.250%	11/6/2025	8,070	8,070
[1,2]	Harris County TX GO TOB	3.250%	11/6/2025	8,160	8,160
[1,3]	Harris County TX Housing Authority Local or Guaranteed Housing Revenue TOB	3.340%	11/6/2025	5,205	5,205
[1]	Harris County TX Toll Road Highway Revenue TOB	3.950%	11/3/2025	7,500	7,500
[1]	Harris County TX Toll Road Highway Revenue TOB	3.250%	11/6/2025	3,030	3,030
[1]	Hawaii Airports System Port, Airport & Marina Revenue TOB	3.270%	11/6/2025	2,735	2,735
[1]	Hawaii Airports System Port, Airport & Marina Revenue TOB	3.270%	11/6/2025	4,220	4,220
[1]	Hawaii Airports System Port, Airport & Marina Revenue TOB	3.270%	11/6/2025	2,430	2,430
[1]	Hawaii Airports System Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	1,805	1,805
[1]	Hawaii Airports System Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	3,000	3,000
[1]	Hawaii Airports System Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	7,170	7,170
[1]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	17,090	17,090
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	4.030%	11/3/2025	17,190	17,190
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	4.050%	11/3/2025	8,000	8,000
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.270%	11/6/2025	7,150	7,150
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	12,000	12,000
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	22,500	22,500
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	3,815	3,815
[1]	Hillsborough County FL Aviation Authority Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	17,600	17,600
[1]	Hillsborough County FL Aviation Authority Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	7,500	7,500
[1]	Hillsborough County FL Resource Recovery Revenue TOB	4.000%	11/3/2025	9,150	9,150
[1]	Hillsborough County FL Water Revenue TOB	3.950%	11/3/2025	5,000	5,000
[1]	Hillsborough County Florida IDA Health System Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	5,190	5,190
[1]	Hillsborough County Florida IDA Health System Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	14,965	14,965
[1]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue TOB	3.980%	11/3/2025	8,150	8,150
[1]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	8,245	8,245
[1]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	6,335	6,335
[1,3]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue TOB	3.270%	11/6/2025	11,815	11,815
[1,7]	Holly Area MI School District Oakland GO TOB	3.270%	11/6/2025	6,755	6,755
[1,3]	Houston TX Airport System Port, Airport & Marina Revenue TOB	3.270%	11/6/2025	3,750	3,750
[1,3]	Houston TX Airport System Port, Airport & Marina Revenue TOB	3.270%	11/6/2025	9,175	9,175
[1]	Idaho Housing & Finance Association Intergovernmental Agreement Revenue TOB	3.250%	11/6/2025	11,445	11,445
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	10,000	10,000
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	13,835	13,835
[1,3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	5,000	5,000
[1]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	5,830	5,830
[1]	Illinois State Toll Highway Authority Highway Revenue TOB	3.250%	11/6/2025	2,170	2,170
[1]	Illinois State Toll Highway Authority Highway Revenue TOB	3.270%	11/6/2025	2,665	2,665
[1]	Illinois Toll Highway Authority Highway Revenue TOB	3.280%	11/6/2025	1,310	1,310
[1,3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	7,990	7,990
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	4,790	4,790
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	8,180	8,180
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	3,860	3,860
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	17,030	17,030
[1]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	8,320	8,320
[1]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	3,515	3,515
[1]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	5,325	5,325
3

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	6,035	6,035
[1]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	15,360	15,360
[1]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	12,030	12,030
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB	3.250%	11/6/2025	5,170	5,170
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB	3.250%	11/6/2025	10,545	10,545
[1,3]	Invesco Municipal Opportunity Trust Revenue TOB	4.270%	11/3/2025	136,200	136,200
[1,3]	Invesco Value Municipal Income Trust Revenue TOB	4.270%	11/3/2025	133,800	133,800
[1,3]	Invesco Van Kampen Trust Revenue TOB	4.270%	11/3/2025	135,030	135,030
[1]	Iowa Finance Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	4,000	4,000
[1]	Iowa Finance Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	4,250	4,250
[1,3]	Iowa Finance Authority/Midwestern Disaster Area Industrial Revenue TOB	3.250%	11/6/2025	16,145	16,145
[1]	Jackson County MO Appropriations Revenue TOB	3.300%	11/6/2025	13,550	13,550
[1]	Jackson County MO Appropriations Revenue TOB	3.300%	11/6/2025	10,000	10,000
[1]	JEA Water & Sewer System Water Revenue TOB	3.250%	11/6/2025	2,500	2,500
[1]	JEA Water & Sewer System Water Revenue TOB	3.250%	11/6/2025	5,000	5,000
[1,3]	JPMorgan Chase Putters/Drivers Trust Revenue TOB	3.420%	11/6/2025	8,630	8,630
[1,3]	JPMorgan Chase Putters/Drivers Trust TOB VRDP	3.420%	11/6/2025	12,825	12,825
[1,3]	JPMorgan Chase Putters/Drivers Trust TOB VRDP	3.520%	11/6/2025	53,655	53,655
[1,3]	JPMorgan Chase Putters/Drivers Trust TOB VRDP	3.520%	11/6/2025	25,000	25,000
[1,3]	JPMorgan Chase Putters/Drivers Trust TOB VRDP	3.520%	11/6/2025	48,355	48,355
[1,3]	Kansas City IDA Intergovernmental Agreement Revenue TOB	3.300%	11/6/2025	1,255	1,255
[1,2,3]	Kansas City IDA Intergovernmental Agreement Revenue TOB	3.300%	11/6/2025	8,055	8,055
[1]	Kansas Development Finance Authority College & University Revenue TOB	3.270%	11/6/2025	20,115	20,115
[1,3]	Kansas Development Finance Authority Miscellaneous Revenue TOB	3.260%	11/6/2025	1,575	1,575
[1,3,5]	Kentucky Bond Development Corp. Lease Revenue TOB	3.270%	11/6/2025	12,380	12,380
[1,3]	Knott County KY Industrial Revenue PUT TOB	3.520%	11/6/2025	40,000	40,000
[1,2]	Lamar Consolidated Independent School District GO TOB	3.950%	11/3/2025	37,160	37,160
[1,4,5]	Lamar Consolidated Independent School District GO TOB	3.250%	11/6/2025	5,250	5,250
[1]	Lansing Board of Water & Light Multiple Utility Revenue TOB	3.250%	11/6/2025	8,120	8,120
[1,3]	Las Varas Public Facility Corp. Texas Multifamily Local or Guaranteed Housing Revenue TOB	4.000%	11/3/2025	11,875	11,875
[1]	Las Vegas Valley Water District GO PUT TOB	3.390%	11/6/2025	4,590	4,590
[1]	Las Vegas Valley Water District GO TOB	3.980%	11/3/2025	6,375	6,375
[1]	Las Vegas Valley Water District GO TOB	3.250%	11/6/2025	5,615	5,615
[1]	Las Vegas Valley Water District GO TOB	3.250%	11/6/2025	3,000	3,000
[1,3]	Lee County FL Airport Port, Airport & Marina Revenue TOB	3.260%	11/6/2025	3,425	3,425
[1,3]	Lee County FL Port, Airport & Marina Revenue TOB	3.300%	11/6/2025	6,390	6,390
[1,3]	Lehigh County PA Health, Hospital, Nursing Home Revenue TOB	3.260%	11/6/2025	3,885	3,885
[1]	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue PUT TOB	3.390%	11/6/2025	7,915	7,915
[1]	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue TOB	3.950%	11/3/2025	4,170	4,170
[1,2,3]	Lower Colorado River Authority Intergovernmental Agreement Revenue TOB	3.250%	11/6/2025	6,265	6,265
[1]	Maine State Housing Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	4,500	4,500
[1]	Manatee County FL Public Utilities Revenue Water Revenue TOB	3.320%	11/6/2025	6,665	6,665
[1,4]	Mansfield Independent School District GO TOB	3.950%	11/3/2025	4,690	4,690
[1,4]	Mansfield Texas Independent School District GO PUT TOB	3.390%	11/6/2025	3,170	3,170
[1]	Mansfield TX Independent School District GO TOB	3.950%	11/3/2025	6,530	6,530
[1,3]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	21,270	21,270
[1,3]	Maricopa County IDA Local or Guaranteed Housing Revenue TOB	3.370%	11/6/2025	13,500	13,500
[1,3]	Maricopa County IDA Multifamily Health, Hospital, Nursing Home Revenue TOB	3.370%	11/6/2025	17,450	17,450
[1,3]	Maricopa County IDA Multifamily Local or Guaranteed Housing Revenue TOB	3.370%	11/6/2025	18,695	18,695
[1]	Maryland GO TOB	3.250%	11/6/2025	7,250	7,250
[1]	Maryland State Stadium Authority Lease (Appropriation) Revenue TOB	3.250%	11/6/2025	36,000	36,000
[1]	Maryland State Stadium Authority Lottery Revenue TOB	3.950%	11/3/2025	22,380	22,380
[1]	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB	3.220%	11/6/2025	14,350	14,350
[1]	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB	3.220%	11/6/2025	10,800	10,800
[1]	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB	3.240%	11/6/2025	8,000	8,000
[1,3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue TOB	3.370%	11/6/2025	17,200	17,200
[1,4]	Medina Valley Independent School District GO TOB	3.250%	11/6/2025	2,800	2,800
[1,4]	Medina Valley Independent School District GO TOB	3.260%	11/6/2025	4,000	4,000
[1]	Memphis TN Electric System Electric Power & Light Revenue TOB	3.250%	11/6/2025	9,060	9,060
[1]	Memphis TN Memphis Light Gas & Water Division Electric Power & Light Revenue TOB	3.300%	11/6/2025	6,910	6,910
[1,3]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	5,090	5,090
[1]	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue TOB	3.250%	11/6/2025	15,000	15,000
[1]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue TOB	3.260%	11/6/2025	5,500	5,500
[1]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue TOB	3.270%	11/6/2025	4,940	4,940
[1]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	7,335	7,335
[1]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	6,300	6,300
[1]	Metropolitan Washington Airports Authority Aviation Revenue Port, Airport & Marina Revenue TOB	3.300%	11/6/2025	4,580	4,580
[1,3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB	3.260%	11/6/2025	9,690	9,690
[1,3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB	3.270%	11/6/2025	1,685	1,685
[1]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue TOB	4.050%	11/3/2025	6,855	6,855
4

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	Miami-Dade County Educational Facilities Authority College & University Revenue TOB	3.250%	11/6/2025	9,100	9,100
[1,3]	Miami-Dade County FL Aviation Port, Airport & Marina Revenue TOB	3.260%	11/6/2025	5,000	5,000
[1,3]	Miami-Dade County FL Educational Facilities Authority College & University Revenue TOB	3.260%	11/6/2025	14,705	14,705
[1,3,5]	Miami-Dade County FL Housing Finance Authority Local or Guaranteed Housing Revenue TOB	4.000%	11/3/2025	10,295	10,295
[1]	Miami-Dade County FL Transit System Sales Tax Revenue TOB	3.250%	11/6/2025	5,000	5,000
[1]	Miami-Dade County FL Transit System Sales Tax Revenue TOB	3.250%	11/6/2025	4,605	4,605
[1]	Miami-Dade County FL Transit System Sales Tax Revenue TOB	3.250%	11/6/2025	2,500	2,500
[1]	Miami-Dade County FL Water & Sewer System Water Revenue TOB	3.950%	11/3/2025	6,375	6,375
[1,5]	Miami-Dade County School Board GO TOB	3.270%	11/6/2025	28,500	28,500
[1,3]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue TOB	3.300%	11/6/2025	745	745
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue TOB	4.050%	11/3/2025	15,910	15,910
[1,3]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue TOB	3.300%	11/6/2025	3,775	3,775
[1,3]	Michigan Finance Authority College & University Revenue Health, Hospital, Nursing Home Revenue TOB	3.980%	11/3/2025	94,335	94,335
[1,3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	4,220	4,220
[1,3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	4,550	4,550
[1]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	8,795	8,795
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.820%	11/3/2025	47,495	47,495
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	4.000%	11/3/2025	4,350	4,350
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.240%	11/6/2025	7,760	7,760
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	7,500	7,500
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	4,985	4,985
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	7,365	7,365
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	18,245	18,245
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	4,585	4,585
[1]	Michigan State University College & University Revenue TOB	3.250%	11/6/2025	2,500	2,500
[1]	Michigan State University College & University Revenue TOB	3.250%	11/6/2025	4,000	4,000
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	3.950%	11/3/2025	11,250	11,250
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	3.950%	11/3/2025	16,125	16,125
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	3.250%	11/6/2025	14,250	14,250
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	3.250%	11/6/2025	5,000	5,000
[1]	Michigan Trunk Line Revenue Fuel Sales Tax Revenue TOB	3.250%	11/6/2025	4,945	4,945
[1]	Middlesex County Improvement Authority Intergovernmental Agreement Revenue TOB	3.950%	11/3/2025	3,850	3,850
[1,3]	Middlesex County Improvement Authority Intergovernmental Agreement Revenue TOB	3.250%	11/6/2025	3,115	3,115
[1]	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue TOB	3.250%	11/6/2025	3,200	3,200
[1,3]	Middlesex County Improvement Authority Local or Guaranteed Housing Revenue TOB	3.340%	11/6/2025	7,925	7,925
[1,3]	Middletown OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB	3.980%	11/3/2025	32,270	32,270
[1]	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue TOB	3.270%	11/6/2025	8,750	8,750
[1]	Minnesota GO TOB	3.240%	11/6/2025	3,400	3,400
[1]	Mississippi Home Corp. Local or Guaranteed Housing Revenue TOB	3.260%	11/6/2025	5,200	5,200
[1,3]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB	3.260%	11/6/2025	3,750	3,750
[1,3]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	46,795	46,795
[1,3]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.260%	11/6/2025	22,000	22,000
[1,3]	Missouri Health & Educational Facilities Authority Medical Research Facilities Health, Hospital, Nursing Home Revenue TOB	3.270%	11/6/2025	56,000	56,000
[1,3]	Missouri Health & Educational Facilities Authority Revenue TOB	3.250%	11/6/2025	21,500	21,500
[1]	Missouri Home Corp. Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	6,250	6,250
[1]	Missouri Housing Development Commission Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	7,140	7,140
[1]	Missouri Housing Development Commission Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	8,965	8,965
[1,3]	Multnomah County OR Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	12,475	12,475
[1]	Multnomah County OR School District No. 1 Portland GO TOB	3.250%	11/6/2025	20,190	20,190
[1,2,3]	Nashville & Davidson County TN IMetropolitan Government ntergovernmental Agreement Revenue TOB	3.250%	11/6/2025	13,120	13,120
[1]	Nashville & Davidson County TN Metropolitan Government GO TOB	3.250%	11/6/2025	13,500	13,500
[1,3]	Nassau County Industrial Development Agency Revenue TOB	4.000%	11/3/2025	7,475	7,475
[1]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue TOB	3.950%	11/3/2025	55,680	55,680
[1]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue TOB	3.950%	11/3/2025	16,995	16,995
[1]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	2,000	2,000
[1]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	9,610	9,610
[1,4]	New Braunfels Independent School District GO TOB	3.250%	11/6/2025	3,750	3,750
[1,4]	New Caney Independent School District GO TOB	3.260%	11/6/2025	4,000	4,000
[1,3]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.260%	11/6/2025	15,535	15,535
[1,3]	New Hampshire Business Finance Authority Revenue TOB	3.250%	11/6/2025	55,000	55,000
[1]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.950%	11/3/2025	20,625	20,625
[1]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.270%	11/6/2025	14,200	14,200
[1,3]	New Jersey Higher Education Student Assistance Authority Student Loan Revenue TOB	3.280%	11/6/2025	2,500	2,500
[1,3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue TOB	3.970%	11/3/2025	6,727	6,728
[1]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	4,015	4,015
[1,3]	New Jersey Housing & Mortgage Finance Agency Revenue TOB	3.320%	11/6/2025	13,680	13,680
[1,3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB	3.260%	11/6/2025	14,640	14,640
[1]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	35,625	35,625
5

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue TOB	3.260%	11/6/2025	5,415	5,415
[1]	New York City Municipal Water & Sewer System Water Revenue TOB	3.250%	11/6/2025	4,040	4,040
[1,3]	New York City Municipal Water Finance Authority Water Revenue TOB	3.950%	11/3/2025	25,400	25,400
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.240%	11/6/2025	2,500	2,500
[1,3]	New York City Municipal Water Finance Authority Water Revenue TOB	3.250%	11/6/2025	50,000	50,000
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.250%	11/6/2025	915	915
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.250%	11/6/2025	18,955	18,955
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.250%	11/6/2025	6,520	6,520
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.950%	11/3/2025	3,125	3,125
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.970%	11/3/2025	3,915	3,915
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.250%	11/6/2025	3,520	3,520
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.250%	11/6/2025	2,975	2,975
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.250%	11/6/2025	3,725	3,725
[1,3]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue TOB	3.950%	11/3/2025	7,200	7,200
[1]	New York NY Ad Valorem Property Tax Revenue TOB	3.250%	11/6/2025	2,400	2,400
[1]	New York NY Ad Valorem Property Tax Revenue TOB	3.250%	11/6/2025	4,445	4,445
[1,3]	New York NY GO TOB	3.950%	11/3/2025	16,715	16,715
[1]	New York NY GO TOB	3.970%	11/3/2025	5,500	5,500
[1,3]	New York NY GO TOB	3.250%	11/6/2025	34,375	34,375
[1,3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/6/2025	750	750
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.250%	11/6/2025	13,000	13,000
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.250%	11/6/2025	1,835	1,835
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.250%	11/6/2025	3,805	3,805
[1,3]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB	3.250%	11/6/2025	21,800	21,800
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	3.250%	11/6/2025	6,705	6,705
[1,3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB	4.000%	11/3/2025	31,350	31,350
[1]	New York State Thruway Authority Income Tax Revenue TOB	3.970%	11/3/2025	10,670	10,670
[1]	New York State Thruway Authority Income Tax Revenue TOB	3.250%	11/6/2025	9,345	9,345
[1,3]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	4.020%	11/3/2025	14,830	14,830
[1,3]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	4.020%	11/3/2025	5,000	5,000
[1,3]	New York Transportation Development Corp. Special Facilities Revenue TOB	3.320%	11/6/2025	12,840	12,840
[1,3]	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.260%	11/6/2025	5,000	5,000
[1,3]	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.260%	11/6/2025	11,415	11,415
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	2,440	2,440
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	3,750	3,750
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	6,585	6,585
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.260%	11/6/2025	8,000	8,000
[1]	North Texas Municipal Water District Texas Regional Wastewater System Sewer Revenue TOB	3.250%	11/6/2025	7,570	7,570
[1]	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue TOB	3.250%	11/6/2025	18,485	18,485
[1]	North Texas Municipal Water District Water System Water Revenue PUT TOB	3.390%	11/6/2025	3,170	3,170
[1,4]	Northwest Independent School District GO TOB	3.250%	11/6/2025	2,660	2,660
[1,4]	Northwest Independent School District GO TOB	3.250%	11/6/2025	4,810	4,810
[1,3]	Ohio Health, Hospital, Nursing Home Revenue TOB	3.260%	11/6/2025	8,000	8,000
[1,3]	Ohio Health, Hospital, Nursing Home Revenue TOB	3.260%	11/6/2025	10,000	10,000
[1]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	2,900	2,900
[1]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	6,630	6,630
[1]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	10,410	10,410
[1]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	7,020	7,020
[1]	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue TOB	3.950%	11/3/2025	13,125	13,125
[1]	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	3,615	3,615
[1]	Oklahoma Turnpike Authority Highway Revenue TOB	3.250%	11/6/2025	7,500	7,500
[1]	Oklahoma Water Resources Board Water Revenue PUT TOB	3.390%	11/6/2025	13,765	13,765
[1]	Oklahoma Water Resources Board Water Revenue TOB	3.950%	11/3/2025	8,000	8,000
[1]	Oklahoma Water Resources Board Water Revenue TOB	3.250%	11/6/2025	2,230	2,230
[1]	Omaha Public Power District Electric Power & Light Revenue PUT TOB	3.340%	11/6/2025	15,895	15,895
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	3.950%	11/3/2025	7,500	7,500
[1,2]	Omaha Public Power District Electric Power & Light Revenue TOB	3.970%	11/3/2025	11,200	11,200
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	3.970%	11/3/2025	9,260	9,260
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	3.240%	11/6/2025	9,365	9,365
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	3.250%	11/6/2025	11,295	11,295
[1]	Oregon City School District No. 62 GO TOB	3.260%	11/6/2025	3,905	3,905
[1]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB	3.280%	11/6/2025	375	375
[1]	Oregon Portland International Airport Port, Airport & Marina Revenue TOB	4.050%	11/3/2025	4,000	4,000
[1]	Oregon Portland International Airport Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	8,155	8,155
[1]	Pearland TX GO TOB	3.250%	11/6/2025	4,000	4,000
[1,2,3]	Pennsylvania Economic Development Financing Authority Airport Port, Airport & Marina Revenue TOB	3.300%	11/6/2025	11,370	11,370
[1]	Pennsylvania Economic Development Financing Authority College & University Revenue PUT TOB	3.370%	11/6/2025	21,060	21,060
[1]	Pennsylvania Economic Development Financing Authority College & University Revenue TOB	3.250%	11/6/2025	6,955	6,955
[1,3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	2,860	2,860
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB	4.000%	11/3/2025	5,150	5,150
6

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB	4.050%	11/3/2025	3,750	3,750
[1]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	4.000%	11/3/2025	4,265	4,265
[1]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	7,500	7,500
[1,8]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	3,330	3,330
[1,3]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	4.000%	11/3/2025	5,885	5,885
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	4.000%	11/3/2025	23,500	23,500
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	9,815	9,815
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	13,000	13,000
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	10,165	10,165
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	8,110	8,110
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	915	915
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	12,380	12,380
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	15,000	15,000
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	8,000	8,000
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	13,735	13,735
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	8,000	8,000
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.260%	11/6/2025	7,280	7,280
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.260%	11/6/2025	5,330	5,330
[1]	Pennsylvania State University College & University Revenue TOB	4.000%	11/3/2025	11,000	11,000
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.950%	11/3/2025	23,100	23,100
[1,3]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.250%	11/6/2025	2,680	2,680
[1,3]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.250%	11/6/2025	7,670	7,670
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.250%	11/6/2025	7,550	7,550
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.250%	11/6/2025	10,000	10,000
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.250%	11/6/2025	3,375	3,375
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB	3.950%	11/3/2025	21,285	21,285
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB	3.250%	11/6/2025	3,300	3,300
[1]	Permanent University Fund - Texas A&M University System College & University Revenue TOB	3.250%	11/6/2025	3,000	3,000
[1]	Pflugerville TX GO TOB	3.260%	11/6/2025	14,715	14,715
[1,5]	Pflugerville TX GO TOB	3.270%	11/6/2025	16,565	16,565
[1]	Philadelphia Authority Health, Hospital, Nursing Home Revenue TOB	3.950%	11/3/2025	18,750	18,750
[1]	Philadelphia IDA Health, Hospital, Nursing Home Revenue TOB	3.950%	11/3/2025	19,825	19,825
[1,3]	Philadelphia PA Airport Port, Airport & Marina Revenue TOB	3.260%	11/6/2025	2,220	2,220
[1,2,3]	Philadelphia PA Water & Wastewater Revenue TOB	3.250%	11/6/2025	3,750	3,750
[1,2,3]	Philadelphia PA Water & Wastewater Water Revenue TOB	3.250%	11/6/2025	2,500	2,500
[1,2,3]	Philadelphia PA Water & Wastewater Water Revenue TOB	3.260%	11/6/2025	4,800	4,800
[1,3]	PIMCO Flexible Municipal Income Fund Revenue TOB	4.270%	11/3/2025	77,100	77,100
[1,3]	Pimco Municipal Income Fund TOB VRDP	3.520%	11/6/2025	38,170	38,170
[1,3]	Pimco Municipal Income Fund TOB VRDP	3.520%	11/6/2025	17,490	17,490
[1,3]	Pimco Municipal Income Fund TOB VRDP	3.520%	11/6/2025	9,195	9,195
[1]	Polk County IA GO PUT TOB	3.370%	11/6/2025	34,995	34,995
[1]	Polk County IA GO TOB	3.250%	11/6/2025	6,160	6,160
[1]	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue TOB	3.250%	11/6/2025	8,000	8,000
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	4,220	4,220
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	2,525	2,525
[1,3]	Port of Morrow OR GO PUT TOB	3.420%	11/6/2025	23,750	23,750
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue PUT TOB	3.370%	11/6/2025	9,500	9,500
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	4.050%	11/3/2025	22,500	22,500
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	4.050%	11/3/2025	4,240	4,240
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.260%	11/6/2025	11,950	11,950
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	10,500	10,500
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	2,820	2,820
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	3,330	3,330
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.320%	11/6/2025	9,375	9,375
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.320%	11/6/2025	4,190	4,190
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.320%	11/6/2025	2,975	2,975
[1]	Port of Seattle Port, Airport & Marina Revenue TOB	4.050%	11/3/2025	3,495	3,495
[1]	Port of Seattle WA Port, Airport & Marina Revenue PUT TOB	3.390%	11/6/2025	4,680	4,680
[1]	Port of Seattle WA Port, Airport & Marina Revenue TOB	4.050%	11/3/2025	3,000	3,000
[1]	Port of Seattle WA Port, Airport & Marina Revenue TOB	3.270%	11/6/2025	3,750	3,750
[1]	Port of Seattle WA Port, Airport & Marina Revenue TOB	3.270%	11/6/2025	2,990	2,990
[1]	Port of Seattle WA Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	2,580	2,580
[1]	Port of Seattle WA Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	3,390	3,390
[1]	Prince George's County MD GO TOB	3.250%	11/6/2025	3,500	3,500
[1,4]	Princeton Independent School District GO TOB	3.240%	11/6/2025	6,300	6,300
[1,3]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB	4.000%	11/3/2025	66,150	66,150
[1,3]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB	4.000%	11/3/2025	52,720	52,720
[1,3]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB	4.000%	11/3/2025	26,950	26,950
[1,3]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB	4.000%	11/3/2025	40,410	40,410
[1,3]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.280%	11/6/2025	33,290	33,290
7

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.280%	11/6/2025	40,700	40,700
[1,3]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.280%	11/6/2025	25,635	25,635
[1,3]	Public Finance Authority Highway Revenue TOB	3.300%	11/6/2025	5,625	5,625
[1,3]	Public Finance Authority Highway Revenue TOB	3.320%	11/6/2025	15,000	15,000
[1,3]	Public Finance Authority Revenue TOB	3.280%	11/6/2025	56,510	56,510
[1,3]	Public Finance Authority Revenue TOB	3.280%	11/6/2025	12,475	12,475
[1,2,9]	Public Power Generation Agency Revenue GO TOB	3.240%	11/6/2025	26,325	26,325
[1,4]	Quinlan Independent School District GO TOB	3.950%	11/3/2025	4,300	4,300
[1]	Redmond OR GO TOB	3.270%	11/6/2025	6,000	6,000
[1]	Redmond OR GO TOB	3.270%	11/6/2025	9,200	9,200
[1]	Regional Transportation Authority Sales Tax Revenue TOB	3.270%	11/6/2025	1,875	1,875
[1,2]	Regional Transportation District Sales Tax Revenue TOB	3.250%	11/6/2025	27,000	27,000
[1,2]	Regional Transportation District Sales Tax Revenue TOB	3.250%	11/6/2025	22,205	22,205
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue TOB	3.250%	11/6/2025	6,000	6,000
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue TOB	3.280%	11/6/2025	10,000	10,000
[1]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	4,495	4,495
[1]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	6,500	6,500
[1]	Rhode Island Infrastructure Bank State Revolving Fund Water Revenue TOB	3.980%	11/3/2025	12,000	12,000
[1,4]	Royse City TX Independent School District GO TOB	3.250%	11/6/2025	3,155	3,155
[1]	Sabine Neches TX Navigation District GO TOB	3.270%	11/6/2025	7,500	7,500
[1]	Sabine Neches TX Navigation District GO TOB	3.270%	11/6/2025	3,750	3,750
[1,3]	Salt Lake City UT Airport Port, Airport & Marina Revenue TOB	3.260%	11/6/2025	2,220	2,220
[1,3]	Salt Lake City UT Airport Port, Airport & Marina Revenue TOB	3.260%	11/6/2025	3,280	3,280
[1,3]	Salt Lake City UT Airport Port, Airport & Marina Revenue TOB	3.270%	11/6/2025	3,500	3,500
[1,3]	Salt Lake City UT Airport Port, Airport & Marina Revenue TOB	3.300%	11/6/2025	6,585	6,585
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB	3.250%	11/6/2025	4,500	4,500
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB	3.250%	11/6/2025	7,500	7,500
[1,4]	San Angelo Independent School District GO TOB	3.250%	11/6/2025	4,000	4,000
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB	3.950%	11/3/2025	3,750	3,750
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB	3.950%	11/3/2025	5,765	5,765
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB	3.250%	11/6/2025	3,330	3,330
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB	3.250%	11/6/2025	6,650	6,650
[1]	San Antonio TX GO TOB	3.250%	11/6/2025	11,625	11,625
[1]	Seminole County FL Miscellaneous Revenue TOB	3.250%	11/6/2025	4,675	4,675
[1,3]	Shelby County Health Educational & Housing Facilities Board Revenue TOB	3.270%	11/6/2025	14,705	14,705
[1]	Sherman TX GO TOB	3.270%	11/6/2025	2,800	2,800
[1,4]	Smith County Chapel Hill Independent School District GO TOB	3.950%	11/3/2025	5,935	5,935
[1]	Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue TOB	3.250%	11/6/2025	6,395	6,395
[1]	South Broward Hospital District Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	4,620	4,620
[1,3]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.950%	11/3/2025	26,300	26,300
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	12,000	12,000
[1,3]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	19,000	19,000
[1,3]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.260%	11/6/2025	9,270	9,270
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.300%	11/6/2025	8,000	8,000
[1,3]	South Carolina Public Service Authority Electric Power & Light Revenue TOB	3.250%	11/6/2025	6,000	6,000
[1]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	135	135
[1]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.260%	11/6/2025	4,100	4,100
[1]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	14,170	14,170
[1,4]	Spring Independent School District GO TOB	3.250%	11/6/2025	1,800	1,800
[1,4]	Spring Independent School District GO TOB	3.250%	11/6/2025	4,335	4,335
[1,4]	Spring Independent School District GO TOB	3.250%	11/6/2025	3,035	3,035
[1]	St. Johns County FL Water & Sewer Water Revenue TOB	3.950%	11/3/2025	11,150	11,150
[1]	St. Louis MO Appropriations Revenue TOB	3.250%	11/6/2025	10,640	10,640
[1,3]	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue TOB	4.000%	11/3/2025	22,385	22,385
[1,3]	Sullivan County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue TOB	3.980%	11/3/2025	8,760	8,760
[1,2]	Summit County Green Local School District Ad Valorem Property Tax Revenue TOB	3.340%	11/6/2025	3,750	3,750
[1,3]	Tallahassee FL Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	2,595	2,595
[1]	Tallahassee FL Sales Tax Revenue TOB	3.270%	11/6/2025	9,965	9,965
[1]	Tallahassee FL Sales Tax Revenue TOB	3.270%	11/6/2025	8,055	8,055
[1]	Tampa Bay Water FL Regional Water Supply Authority Utility System Water Revenue PUT TOB	3.390%	11/6/2025	7,170	7,170
[1]	Tampa Bay Water Revenue TOB	3.250%	11/6/2025	4,675	4,675
[1]	Tampa Bay Water Revenue TOB	3.250%	11/6/2025	9,285	9,285
[1,3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	3,000	3,000
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	2,745	2,745
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	2,260	2,260
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	15,920	15,920
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	3,250	3,250
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	6,000	6,000
[1]	Tarrant County Hospital District GO TOB	3.250%	11/6/2025	7,090	7,090
[1]	Tarrant County Hospital District GO TOB	3.250%	11/6/2025	12,745	12,745
8

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Tarrant Regional Water District Texas Water Transmission Facilities Contract Intergovernmental Agreement Revenue TOB	3.950%	11/3/2025	14,000	14,000
[1,3]	Tender Option Bond Trust Receipts/Certificates Revenue TOB	3.340%	11/6/2025	9,520	9,520
[1]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue TOB	3.260%	11/6/2025	10,320	10,320
[1]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue TOB	3.260%	11/6/2025	4,000	4,000
[1]	Tennessee State School Bond Authority Intergovernmental Agreement Revenue TOB	3.250%	11/6/2025	17,125	17,125
[1]	Tennessee State School Bond Authority Intergovernmental Agreement Revenue TOB	3.250%	11/6/2025	9,375	9,375
[1,4]	Terrell TX Independent School District GO TOB	3.250%	11/6/2025	3,000	3,000
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB	3.950%	11/3/2025	12,285	12,285
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	1,970	1,970
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	1,675	1,675
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Revenue Local or Guaranteed Housing Revenue TOB	3.950%	11/3/2025	5,055	5,055
[1]	Texas GO TOB	3.270%	11/6/2025	11,120	11,120
[1]	Texas State University System College & University Revenue TOB	3.250%	11/6/2025	3,750	3,750
[1]	Texas Student Loan Revenue PUT TOB	3.370%	11/6/2025	14,125	14,125
[1]	Texas Transportation Finance Corp. Highway Revenue TOB	3.250%	11/5/2025	5,625	5,625
[1,3]	Texas Transportation Finance Corp. Highway Revenue TOB	3.250%	11/6/2025	3,875	3,875
[1]	Texas Transportation Finance Corp. Highway Revenue TOB	3.250%	11/6/2025	5,370	5,370
[1]	Texas Transportation Finance Corp. Highway Revenue TOB	3.250%	11/6/2025	12,190	12,190
[1]	Texas Transportation Finance Corp. Highway Revenue TOB	3.250%	11/6/2025	12,185	12,185
[1]	Texas Water Development Board Water Revenue TOB	3.950%	11/3/2025	5,000	5,000
[1]	Texas Water Development Board Water Revenue TOB	3.240%	11/6/2025	4,685	4,685
[1]	Texas Water Development Board Water Revenue TOB	3.240%	11/6/2025	5,645	5,645
[1]	Texas Water Development Board Water Revenue TOB	3.250%	11/6/2025	2,600	2,600
[1]	Texas Water Development Board Water Revenue TOB	3.250%	11/6/2025	2,000	2,000
[1]	Texas Water Development Board Water Revenue TOB	3.250%	11/6/2025	3,000	3,000
[1]	Texas Water Development Board Water Revenue TOB	3.250%	11/6/2025	6,900	6,900
[1,3,5]	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue TOB	4.000%	11/3/2025	11,100	11,100
[1,3]	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue TOB	3.340%	11/6/2025	4,860	4,860
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	3.230%	11/3/2025	3,955	3,955
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	3.250%	11/6/2025	3,310	3,310
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	3.950%	11/3/2025	11,460	11,460
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	3.250%	11/6/2025	5,335	5,335
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	3.250%	11/6/2025	4,835	4,835
[1]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB	3.250%	11/6/2025	6,000	6,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.250%	11/6/2025	8,000	8,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.250%	11/6/2025	8,900	8,900
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.250%	11/6/2025	11,110	11,110
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.250%	11/6/2025	14,000	14,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.250%	11/6/2025	8,330	8,330
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.250%	11/6/2025	12,375	12,375
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.260%	11/6/2025	8,550	8,550
[1]	University of Cincinnati College & University Revenue TOB	3.250%	11/6/2025	5,625	5,625
[1]	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue TOB	3.240%	11/6/2025	144,470	144,470
[1]	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	4,300	4,300
[1]	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT TOB	3.320%	11/6/2025	12,280	12,280
[1]	Utah Housing Corp. Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	4,565	4,565
[1]	Utah Transit Authority Sales Tax Revenue TOB	3.250%	11/6/2025	4,945	4,945
[1,4]	Van Alstyne Independent School District GO TOB	3.250%	11/6/2025	3,000	3,000
[1]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	3,740	3,740
[1]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	4,000	4,000
[1]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	3,300	3,300
[1]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	3,365	3,365
[1]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	4,125	4,125
[1]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	4,000	4,000
[1,3]	Virginia Port Authority Port, Airport & Marina Revenue TOB	3.260%	11/6/2025	4,545	4,545
[1]	Walton Industrial Building Authority Lease (Non-Terminable) Revenue (Walton County Jail Facility Project) TOB	3.270%	11/6/2025	12,175	12,175
[1,3,5]	Warren County MS COP TOB	3.250%	11/6/2025	1,545	1,545
[1]	Washington & Multnomah Counties School District No. 48J Beaverton GO TOB	3.250%	11/6/2025	2,665	2,665
[1]	Washington Ad Valorem Property Tax Revenue TOB	3.240%	11/6/2025	3,200	3,200
[1]	Washington GO TOB	3.240%	11/6/2025	5,300	5,301
[1]	Washington GO TOB	3.260%	11/6/2025	5,500	5,500
[1,3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	11,870	11,870
[1,3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.260%	11/6/2025	5,505	5,505
[1,3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.260%	11/6/2025	3,910	3,910
[1]	Washington Metropolitan Area Transit Authority Appropriations Revenue TOB	3.250%	11/6/2025	13,425	13,425
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB	3.930%	11/3/2025	17,250	17,250
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB	3.930%	11/3/2025	5,750	5,750
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB	3.930%	11/3/2025	17,700	17,700
9

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB	3.950%	11/3/2025	15,000	15,000
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB	3.250%	11/6/2025	8,000	8,000
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB	3.250%	11/6/2025	7,500	7,500
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB	3.250%	11/6/2025	17,430	17,430
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB	3.250%	11/6/2025	8,000	8,000
[1]	Washington Metropolitan Area Transit Authority Dedicated Revenue Appropriations Revenue TOB	3.250%	11/6/2025	6,375	6,375
[1]	Washington Metropolitan Area Transit Authority Dedicated Transit Revenue TOB	3.250%	11/6/2025	20,095	20,095
[1]	Washington Metropolitan Area Transit Authority Port, Airport & Marina Revenue TOB	3.280%	11/6/2025	3,250	3,250
[1]	Washington Metropolitan Area Transit Authority Revenue TOB	3.270%	11/6/2025	3,000	3,000
[1]	Washington Metropolitan Area Transit Authority Transit Revenue TOB	3.250%	11/6/2025	8,000	8,000
[1,3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue TOB	3.260%	11/6/2025	12,025	12,025
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	7,980	7,980
[1,3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB	3.320%	11/6/2025	7,770	7,770
[1,3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB	3.320%	11/6/2025	5,400	5,400
[1,3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB	3.320%	11/6/2025	7,625	7,625
[1,4]	Waxahachie TX Independent School District GO TOB	3.260%	11/6/2025	4,740	4,740
[1,2,3]	Wildwood Utility Dependent District Water Revenue TOB	3.250%	11/6/2025	3,590	3,590
[1,2,3]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	9,900	9,900
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB	3.970%	11/3/2025	20,000	20,000
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB	3.250%	11/6/2025	4,000	4,000
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB	3.250%	11/6/2025	3,900	3,900
[1,3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.250%	11/6/2025	4,000	4,000
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/6/2025	4,090	4,090
[1]	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	4,440	4,440
[1]	Wisconsin Housing & Economic Development Authority Home Ownership Revenue Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	7,500	7,500
[1]	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	9,690	9,690
[1]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	6,400	6,400
[1]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue TOB	3.250%	11/6/2025	5,105	5,105
Total Tender Option Bond (Cost $7,034,854)					7,034,854
Variable Rate Demand Note (51.8%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.220%	11/6/2025	29,860	29,860
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.250%	11/6/2025	52,950	52,950
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.250%	11/6/2025	13,900	13,900
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.270%	11/6/2025	51,700	51,700
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.100%	11/5/2025	19,765	19,765
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	3.750%	11/3/2025	22,350	22,350
[3]	Allegheny County IDA Private Schools Revenue VRDO	3.250%	11/6/2025	4,600	4,600
[3]	Allegheny County PA GO VRDO	3.250%	11/6/2025	6,620	6,620
[3]	Allegheny County PA GO VRDO	3.250%	11/6/2025	580	580
[1]	BlackRock California Municipal Income Trust VRDO VRDP	3.360%	11/6/2025	67,000	67,000
[1]	BlackRock Muni Yield Quality Fund Inc. VRDO VRDP	3.380%	11/6/2025	90,000	90,000
[1]	BlackRock Municipal 2030 Target Term Trust VRDO VRDP	3.370%	11/6/2025	217,500	217,500
	BlackRock MuniHoldings California Quality Fund Inc. VRDO VRDP	3.360%	11/6/2025	203,000	203,000
[1]	BlackRock MuniHoldings New Jersey Quality Fund Inc. VRDP VRDO	3.380%	11/6/2025	52,500	52,500
	Butler County General Authority Miscellaneous Revenue VRDO	3.250%	11/6/2025	16,175	16,175
[3]	Channahon IL Health, Hospital, Nursing Home Revenue VRDO	3.150%	11/6/2025	5,475	5,475
[3]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.850%	11/3/2025	6,700	6,700
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.900%	11/3/2025	5,000	5,000
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.150%	11/6/2025	94,450	94,450
[3]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	3.000%	11/5/2025	41,305	41,305
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.250%	11/6/2025	29,700	29,700
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.250%	11/6/2025	13,370	13,370
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.250%	11/6/2025	19,000	19,000
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.000%	11/3/2025	3,900	3,900
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.150%	11/6/2025	46,900	46,900
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.260%	11/6/2025	55,490	55,490
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.400%	11/6/2025	26,990	26,990
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue VRDO	3.150%	11/5/2025	16,170	16,170
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue VRDO	3.150%	11/5/2025	3,325	3,325
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue VRDO	3.200%	11/5/2025	9,295	9,295
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	3.150%	11/6/2025	21,405	21,405
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	3.240%	11/6/2025	13,280	13,280
[3]	Columbus Regional Airport Authority Miscellaneous Revenue VRDO	3.250%	11/6/2025	8,590	8,590
[3]	Columbus Regional Airport Authority Port, Airport & Marina Revenue (Pooled Financing Program) VRDO	3.250%	11/6/2025	390	390
	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	3.650%	11/5/2025	36,135	36,135
[3]	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	3.250%	11/6/2025	6,680	6,680
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.200%	11/6/2025	15,960	15,960
10

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.200%	11/6/2025	16,340	16,340
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.200%	11/6/2025	22,865	22,865
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.200%	11/6/2025	47,730	47,730
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.220%	11/6/2025	20,500	20,500
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.220%	11/6/2025	35,000	35,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.270%	11/6/2025	7,475	7,475
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.320%	11/6/2025	50,000	50,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.320%	11/6/2025	4,850	4,850
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.350%	11/6/2025	12,800	12,800
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.350%	11/6/2025	35,050	35,050
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	3.300%	11/3/2025	5,500	5,500
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	3.250%	11/6/2025	8,405	8,405
[3]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue VRDO	3.250%	11/5/2025	9,780	9,780
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	3.250%	11/5/2025	29,245	29,245
[3]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	3.900%	11/3/2025	11,395	11,395
[3]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	3.250%	11/5/2025	14,595	14,595
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Park 7 at Minnesota Benning Project) VRDO	3.250%	11/6/2025	39,265	39,265
[3]	District of Columbia Miscellaneous Revenue VRDO	3.250%	11/6/2025	29,250	29,250
	District of Columbia Water & Sewer Authority Water Revenue VRDO	3.260%	11/6/2025	10,000	10,000
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	3.920%	11/3/2025	14,725	14,725
[3]	Elkhart County IN Local or Guaranteed Housing Revenue VRDO	3.300%	11/6/2025	5,605	5,605
[3]	Emmaus General Authority Miscellaneous Revenue (Pennsylvania Loan Program) VRDO	3.250%	11/6/2025	18,855	18,855
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Inova Health System Project) VRDO	3.290%	11/6/2025	34,470	34,470
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	3.290%	11/6/2025	54,650	54,650
[3]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	11/6/2025	18,805	18,805
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.400%	11/6/2025	22,300	22,300
[3]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	3.000%	11/5/2025	102,500	102,500
[3]	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue VRDO	3.200%	11/6/2025	95,985	95,985
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	3.900%	11/3/2025	20,455	20,455
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	3.250%	11/6/2025	10,995	10,995
[3]	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	3.250%	11/6/2025	2,005	2,005
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.900%	11/3/2025	36,000	36,000
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.900%	11/3/2025	31,000	31,000
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.900%	11/3/2025	35,000	35,000
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.200%	11/5/2025	19,775	19,775
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.420%	11/6/2025	35,825	35,825
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.420%	11/6/2025	24,000	24,000
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	3.900%	11/3/2025	13,425	13,425
[3]	Harrisonburg Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.600%	11/5/2025	19,500	19,500
	Hennepin County MN GO VRDO	3.150%	11/6/2025	24,165	24,165
	Hennepin County MN GO VRDO	3.170%	11/6/2025	44,325	44,325
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.900%	11/3/2025	12,000	12,000
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.900%	11/3/2025	48,750	48,750
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.240%	11/6/2025	11,630	11,630
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	11/6/2025	2,740	2,740
[3]	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.310%	11/5/2025	5,195	5,195
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	3.850%	11/3/2025	31,070	31,070
[3]	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.330%	11/6/2025	7,900	7,900
[3]	Houston TX Combined Utility System Water Revenue VRDO	3.270%	11/6/2025	58,795	58,795
[3]	Houston TX Combined Utility System Water Revenue VRDO	3.270%	11/6/2025	34,385	34,385
[3]	Houston TX Combined Utility System Water Revenue VRDO	3.270%	11/6/2025	49,300	49,300
[3]	Howard County Housing Commission Local or Guaranteed Housing Revenue VRDO	3.250%	11/6/2025	24,140	24,140
[3]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.900%	11/3/2025	25,635	25,635
[3]	Illinois Development Finance Authority College & University Revenue VRDO	3.200%	11/6/2025	1,700	1,700
[3]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	3.350%	11/5/2025	62,200	62,200
[3]	Illinois Development Finance Authority Recreational Revenue VRDO	3.350%	11/5/2025	15,950	15,950
[3]	Illinois Educational Facilities Authority Recreational Revenue VRDO	3.000%	11/5/2025	17,375	17,375
[3]	Illinois Finance Authority College & University Revenue (Evangelical Project) VRDO	3.220%	11/6/2025	4,945	4,945
	Illinois Finance Authority College & University Revenue VRDO	3.200%	11/5/2025	132,240	132,240
[3]	Illinois Finance Authority College & University Revenue VRDO	3.250%	11/5/2025	25,000	25,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	11/3/2025	18,800	18,800
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	11/3/2025	12,555	12,555
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	11/3/2025	15,465	15,465
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	11/3/2025	22,055	22,055
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.750%	11/3/2025	24,170	24,170
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.900%	11/3/2025	14,205	14,205
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.150%	11/5/2025	7,300	7,300
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	11/5/2025	75,940	75,940
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.270%	11/5/2025	46,800	46,800
11

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Illinois Finance Authority Miscellaneous Revenue VRDO	3.190%	11/6/2025	50,375	50,375
[3]	Illinois Finance Authority Private Schools Revenue (Catherine Cook School Project) VRDO	3.450%	11/5/2025	2,800	2,800
[3]	Illinois Finance Authority Recreational Revenue (Chicago Horticulture Project) VRDO	3.350%	11/5/2025	30,000	30,000
[3]	Illinois Finance Authority Recreational Revenue VRDO	3.250%	11/6/2025	43,215	43,215
[3]	Illinois Finance Authority Recreational Revenue VRDO	3.350%	11/6/2025	10,450	10,450
[3]	Illinois Finance Authority Telecom Revenue (WBEZ Alliance Inc. Project) VRDO	3.200%	11/6/2025	15,425	15,425
[3]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.200%	11/5/2025	40,000	40,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.200%	11/5/2025	14,590	14,590
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.230%	11/5/2025	29,900	29,900
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.250%	11/5/2025	35,000	35,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.350%	11/5/2025	23,815	23,815
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.230%	11/5/2025	54,165	54,165
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.350%	11/5/2025	18,055	18,055
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	11/6/2025	76,040	76,040
[3]	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	11/6/2025	7,970	7,970
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.230%	11/5/2025	1,350	1,350
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.190%	11/6/2025	15,280	15,280
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	3.200%	11/6/2025	14,800	14,800
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	3.200%	11/6/2025	11,500	11,500
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	3.200%	11/6/2025	19,500	19,500
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	3.200%	11/6/2025	17,760	17,760
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	3.320%	11/6/2025	19,750	19,750
[3]	Kansas City MO Special Obligation Revenue VRDO	3.320%	11/5/2025	51,660	51,660
	King County WA Sewer Revenue VRDO	3.850%	11/3/2025	73,900	73,900
	Lincoln County WY Resource Recovery Revenue VRDO	3.920%	11/3/2025	11,400	11,400
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.200%	11/5/2025	37,125	37,125
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.200%	11/5/2025	55,540	55,540
[3]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue VRDO	3.190%	11/6/2025	14,870	14,870
[3]	Louisiana Public Facilities Authority Local or Guaranteed Housing Revenue VRDO	3.310%	11/6/2025	4,425	4,425
[3]	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue VRDO	3.000%	11/5/2025	4,000	4,000
	Maine State Housing Authority Local or Guaranteed Housing Revenue VRDO	3.270%	11/6/2025	28,000	28,000
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue VRDO	3.900%	11/3/2025	14,700	14,700
[3]	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Pooled Loan Program) VRDO	3.270%	11/5/2025	2,470	2,470
	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	3.250%	11/6/2025	43,765	43,765
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.300%	11/6/2025	42,975	42,975
[3]	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	3.250%	11/6/2025	2,600	2,600
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	3.260%	11/6/2025	1,500	1,500
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	3.200%	11/6/2025	45,165	45,165
	Massachusetts Water Resources Authority Water Revenue VRDO	3.230%	11/5/2025	11,740	11,740
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	3.900%	11/3/2025	20,860	20,860
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	3.900%	11/3/2025	18,450	18,450
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	3.900%	11/3/2025	11,255	11,255
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	3.900%	11/3/2025	7,725	7,725
[3]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue VRDO	3.320%	11/6/2025	28,320	28,320
[3]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue VRDO	3.320%	11/6/2025	4,750	4,750
[3]	Miami-Dade County FL Recreational Revenue VRDO	3.320%	11/6/2025	30,200	30,200
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.370%	11/5/2025	50,000	50,000
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.250%	11/5/2025	36,765	36,765
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.250%	11/5/2025	2,985	2,985
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.300%	11/5/2025	32,520	32,520
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.310%	11/5/2025	18,780	18,780
[3]	Michigan Strategic Fund Recreational Revenue (Henry Ford Museum & Greenfield Village Project) VRDO	3.250%	11/6/2025	29,400	29,400
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.200%	11/6/2025	15,510	15,510
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.200%	11/6/2025	5,395	5,395
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.200%	11/6/2025	6,545	6,545
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.250%	11/6/2025	25,595	25,595
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.900%	11/3/2025	12,200	12,200
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.950%	11/3/2025	8,850	8,850
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.900%	11/3/2025	4,740	4,740
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.900%	11/3/2025	7,245	7,245
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.150%	11/5/2025	37,265	37,265
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.150%	11/5/2025	80,730	80,730
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.150%	11/5/2025	15,200	15,200
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.260%	11/5/2025	16,855	16,855
	Missouri Development Finance Board Miscellaneous Revenue VRDO	3.850%	11/3/2025	33,000	33,000
	Missouri Development Finance Board Recreational Revenue VRDO	3.850%	11/3/2025	40,950	40,950
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.900%	11/3/2025	8,300	8,300
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.950%	11/3/2025	6,225	6,225
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.950%	11/3/2025	50,000	50,000
12

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	11/5/2025	3,725	3,725
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	11/5/2025	43,690	43,690
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	11/5/2025	43,305	43,305
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.170%	11/6/2025	37,890	37,890
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.180%	11/6/2025	63,150	63,150
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.180%	11/6/2025	22,615	22,615
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	11/6/2025	10,835	10,835
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.300%	11/6/2025	13,600	13,600
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.350%	11/5/2025	31,445	31,445
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.350%	11/5/2025	20,000	20,000
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.350%	11/5/2025	20,535	20,535
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	3.900%	11/3/2025	5,800	5,800
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	3.400%	11/6/2025	30,680	30,680
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.050%	11/5/2025	22,220	22,220
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.350%	11/5/2025	33,475	33,475
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.350%	11/5/2025	48,100	48,100
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.150%	11/6/2025	35,000	35,000
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.150%	11/6/2025	62,265	62,265
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.220%	11/6/2025	18,600	18,600
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.250%	11/6/2025	10,135	10,135
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.350%	11/6/2025	22,970	22,970
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.800%	11/3/2025	7,690	7,690
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.900%	11/3/2025	5,200	5,200
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.900%	11/3/2025	1,090	1,090
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.900%	11/3/2025	2,600	2,600
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.900%	11/3/2025	15,580	15,580
	New York City Municipal Water Finance Authority Water Revenue VRDO	4.000%	11/3/2025	13,720	13,720
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.230%	11/6/2025	34,880	34,880
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.250%	11/6/2025	43,145	43,145
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.250%	11/6/2025	13,550	13,550
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.900%	11/3/2025	11,250	11,250
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.900%	11/3/2025	28,710	28,710
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.900%	11/3/2025	18,200	18,200
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.900%	11/3/2025	5,400	5,400
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.900%	11/3/2025	2,610	2,610
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.950%	11/3/2025	8,500	8,500
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.200%	11/6/2025	37,250	37,250
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.320%	11/6/2025	35,795	35,795
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	3.900%	11/3/2025	5,300	5,300
[3]	New York City Transitional Finance Authority Income Tax Revenue VRDO	3.390%	11/6/2025	32,300	32,300
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	3.200%	11/5/2025	8,000	8,000
	New York NY GO VRDO	3.900%	11/3/2025	19,600	19,600
	New York NY GO VRDO	3.900%	11/3/2025	11,145	11,145
	New York NY GO VRDO	3.900%	11/3/2025	21,905	21,905
	New York NY GO VRDO	3.900%	11/3/2025	21,900	21,900
	New York NY GO VRDO	3.950%	11/3/2025	12,930	12,930
[3]	New York NY GO VRDO	4.000%	11/3/2025	1,600	1,600
[3]	New York NY GO VRDO	3.150%	11/6/2025	36,375	36,375
[3]	New York NY GO VRDO	3.250%	11/6/2025	22,415	22,415
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.200%	11/5/2025	26,100	26,100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.200%	11/5/2025	8,090	8,090
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.250%	11/5/2025	27,800	27,800
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.350%	11/5/2025	16,225	16,225
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.350%	11/5/2025	29,790	29,790
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) VRDO	3.200%	11/6/2025	20,740	20,740
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	3.270%	11/6/2025	9,050	9,050
	Northampton County General Purpose Authority College & University Revenue VRDO	3.270%	11/6/2025	20,990	20,990
	Northampton County General Purpose Authority College & University Revenue VRDO	3.320%	11/6/2025	35,050	35,050
[1,3]	Nuveen AMT-Free Quality Municipal Income Fund Revenue VRDO VRDP	3.280%	11/6/2025	7,000	7,000
[1]	Nuveen Municipal Credit Income Fund VRDO VRDP	3.380%	11/6/2025	126,000	126,000
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.270%	11/6/2025	25,200	25,200
	Ohio GO VRDO	3.150%	11/5/2025	4,165	4,165
	Ohio GO VRDO	3.200%	11/5/2025	5,160	5,160
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.750%	11/3/2025	16,820	16,820
[3]	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.850%	11/3/2025	35,355	35,355
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.900%	11/3/2025	23,940	23,940
	Ohio Lease (Appropriation) Revenue VRDO	3.150%	11/5/2025	69,225	69,225
	Ohio Lease (Appropriation) Revenue VRDO	3.200%	11/5/2025	32,380	32,380
13

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Special Obligation Revenue VRDO	3.200%	11/5/2025	24,555	24,555
	Oregon GO VRDO	2.650%	11/5/2025	9,830	9,830
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program) VRDO	3.230%	11/6/2025	13,140	13,140
[3]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	3.220%	11/6/2025	41,000	41,000
[3]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	3.230%	11/6/2025	11,305	11,305
[3]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	3.320%	11/6/2025	33,600	33,600
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	3.230%	11/5/2025	89,305	89,305
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	3.270%	11/5/2025	10,000	10,000
	Orlando Utilities Commission Multiple Utility Revenue VRDO	3.270%	11/5/2025	15,100	15,100
[3]	Palm Beach County FL Industrial Revenue VRDO	3.230%	11/6/2025	4,300	4,300
[3]	Pennsylvania Economic Development Financing Authority Water Revenue (Various Refunding York Water Co. Project) VRDO	3.330%	11/6/2025	12,000	12,000
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.900%	11/3/2025	13,000	13,000
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.200%	11/5/2025	21,175	21,175
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.200%	11/5/2025	51,100	51,100
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.320%	11/6/2025	42,365	42,365
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.320%	11/6/2025	2,500	2,500
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.320%	11/6/2025	77,950	77,950
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	3.320%	11/6/2025	11,265	11,265
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	3.320%	11/6/2025	4,700	4,700
[3]	Philadelphia IDA Health, Hospital, Nursing Home Revenue (Gift of Life Donor Program) VRDO	3.320%	11/6/2025	2,970	2,970
[3]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	3.300%	11/5/2025	14,615	14,615
	Private Colleges & Universities Authority College & University Revenue VRDO	3.200%	11/5/2025	50,670	50,670
[3]	Quad Cities Regional Economic Development Authority College & University Revenue VRDO	3.250%	11/6/2025	7,900	7,900
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project) VRDO	3.400%	11/5/2025	6,500	6,500
[3]	Rhode Island Health & Educational Building Corp. College & University Revenue VRDO	3.150%	11/5/2025	20,140	20,140
[3]	Rochester MN Local or Guaranteed Housing Revenue (Bella Grove Apartments Project) VRDO	3.250%	11/6/2025	3,555	3,555
[3]	San Antonio Housing Trust Finance Corp. Local or Guaranteed Housing Revenue (Northview Apartments Projects) VRDO	3.250%	11/6/2025	16,790	16,790
[3]	San Antonio Housing Trust Finance Corp. Local or Guaranteed Housing Revenue (Northview Apartments Projects) VRDO	3.350%	11/6/2025	3,085	3,085
	Shelby County TN GO VRDO	3.270%	11/6/2025	87,500	87,500
[3]	South Carolina Jobs-Economic Development Authority Industrial Revenue VRDO	3.350%	11/6/2025	34,555	34,555
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	11/6/2025	25,000	25,000
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.300%	11/6/2025	41,000	41,000
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.250%	11/6/2025	11,300	11,300
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	3.950%	11/3/2025	4,550	4,550
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	3.350%	11/6/2025	35,000	35,000
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue VRDO	3.240%	11/6/2025	3,895	3,895
[3]	St. Paul Minnesota Housing & Redevelopment Authority Local or Guaranteed Housing Revenue (Highland Ridge Project) VRDO	3.190%	11/6/2025	2,990	2,990
[3]	State Public School Building Authority Miscellaneous Revenue (School District Project) VRDO	3.350%	11/6/2025	8,460	8,460
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Health Care System Project) VRDO	3.000%	11/3/2025	12,600	12,600
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project) VRDO	2.780%	11/3/2025	35,695	35,695
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.800%	11/3/2025	44,275	44,275
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.850%	11/3/2025	6,000	6,000
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.350%	11/5/2025	23,900	23,900
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.260%	11/6/2025	59,785	59,785
	Tarrant County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	3.450%	11/6/2025	13,600	13,600
[3]	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.300%	11/6/2025	4,745	4,745
[3]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue VRDO	3.300%	11/6/2025	6,700	6,700
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue VRDO	3.260%	11/6/2025	42,000	42,000
	Texas GO VRDO	3.230%	11/5/2025	18,970	18,970
	Texas GO VRDO	3.250%	11/5/2025	129,780	129,780
	Texas GO VRDO	3.250%	11/5/2025	24,575	24,575
	Texas GO VRDO	3.250%	11/5/2025	4,500	4,500
	Texas GO VRDO	3.250%	11/5/2025	2,100	2,100
	Texas GO VRDO	3.250%	11/5/2025	42,590	42,590
	Texas GO VRDO	3.250%	11/5/2025	1,385	1,385
	Texas GO VRDO	3.250%	11/5/2025	10,390	10,390
[3]	Texas GO VRDO	3.250%	11/5/2025	46,190	46,190
	Texas GO VRDO	3.250%	11/5/2025	205,700	205,700
	Texas GO VRDO	3.270%	11/5/2025	36,010	36,010
	Texas GO VRDO	3.390%	11/5/2025	32,440	32,440
	Texas GO VRDO	3.430%	11/5/2025	16,735	16,735
	Texas GO VRDO	3.430%	11/5/2025	8,900	8,900
	Texas GO VRDO	3.450%	11/5/2025	23,850	23,850
14

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO VRDO	3.450%	11/5/2025	16,745	16,745
	Texas GO VRDO	3.450%	11/5/2025	9,000	9,000
[3]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	3.200%	11/5/2025	30,000	30,000
[3]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	3.200%	11/6/2025	41,150	41,150
	University of California College & University Revenue VRDO	3.520%	11/6/2025	54,400	54,400
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	11/5/2025	57,685	57,685
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	11/6/2025	40,000	40,000
[3]	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.900%	11/3/2025	8,035	8,035
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	3.210%	11/6/2025	10,615	10,615
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	2.700%	11/5/2025	33,375	33,375
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	2.700%	11/5/2025	19,900	19,900
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	2.700%	11/5/2025	57,140	57,140
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	2.700%	11/5/2025	40,000	40,000
[3]	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue VRDO	3.330%	11/5/2025	17,545	17,545
[3]	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project) VRDO	3.200%	11/6/2025	2,130	2,130
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Reserve at Seatac Appartements Project) VRDO	2.530%	11/5/2025	29,900	29,900
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Urban Center Apartments Project) VRDO	2.530%	11/5/2025	28,215	28,215
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	2.530%	11/5/2025	12,170	12,170
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.200%	11/6/2025	14,500	14,500
[1]	Western Asset Intermediate Municipal Fund Inc. VRDO VRDP	3.380%	11/6/2025	18,200	18,200
[1]	Western Asset Managed Municipal Fund Inc. VRDO VRDP	3.380%	11/6/2025	124,575	124,575
[1]	Western Asset Managed Municipal Fund Inc. VRDO VRDP	3.380%	11/6/2025	53,900	53,900
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	3.200%	11/6/2025	33,990	33,990
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	3.200%	11/6/2025	24,295	24,295
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	3.200%	11/6/2025	18,325	18,325
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	3.200%	11/6/2025	20,375	20,375
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	3.200%	11/6/2025	38,450	38,450
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	3.200%	11/6/2025	14,500	14,500
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	3.220%	11/6/2025	22,300	22,300
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue VRDO	3.200%	11/6/2025	22,450	22,450
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue VRDO	3.250%	11/6/2025	9,350	9,350
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	3.200%	11/6/2025	21,000	21,000
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	3.200%	11/6/2025	9,000	9,000
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	3.320%	11/6/2025	32,800	32,800
Total Variable Rate Demand Note (Cost $9,220,700)					9,220,700
Other Municipal Security (3.6%)
	Bergen County Improvement Authority Intergovernmental Agreement Revenue	4.000%	5/21/2026	60,995	61,265
	Bergen County Improvement Authority Intergovernmental Agreement Revenue	4.000%	10/14/2026	50,981	51,641
	Bergen County Improvement Authority Miscellaneous Revenue	4.000%	6/30/2026	9,000	9,056
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	7/31/2026	6,490	6,540
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue RAN (Governmental Leasing Program)	4.250%	12/11/2025	15,000	15,016
	Commack NY Union Free School District GO	4.000%	6/24/2026	26,000	26,234
	Connecticut	5.000%	8/15/2026	9,955	10,151
	Connecticut	5.000%	8/15/2026	30,120	30,713
	Connecticut GO	5.000%	12/1/2025	12,500	12,517
	Connecticut GO	5.000%	3/15/2026	2,500	2,515
	Denver City & County School District No. 1 GO	5.000%	12/1/2025	10,690	10,709
	Denver City & County School District No. 1 GO	5.000%	12/1/2025	4,410	4,418
	Essex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	3/17/2026	16,125	16,243
	Fulton County GA Miscellaneous Revenue	4.000%	12/30/2025	25,000	25,039
	Hamilton OH BAN GO	4.000%	12/17/2025	4,320	4,325
	Hauppauge Union Free School District BAN GO	3.750%	6/26/2026	10,500	10,544
[8]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.520%	11/6/2025	6,450	6,450
	Ithaca City School District BAN GO	4.000%	7/10/2026	10,775	10,845
	Jericho Union Free School District GO	3.750%	5/21/2026	7,000	7,047
15

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Kent Hospital Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	3.470%	11/6/2025	38,825	38,825
	Madison WI Metropolitan School District Miscellaneous Taxes Revenue TRAN	5.000%	9/1/2026	25,000	25,498
	Mercer County NJ BAN GO	4.000%	3/31/2026	25,000	25,118
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.900%	12/1/2025	11,250	11,250
	Michigan Finance Authority Miscellaneous Revenue	5.000%	7/20/2026	14,685	14,913
	Montgomery County MD Health, Hospital, Nursing Home Revenue PUT	2.900%	12/1/2025	18,250	18,250
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue PUT	5.000%	6/2/2026	20,000	20,229
[11]	North Carolina Appropriations Revenue	5.000%	5/1/2026	3,900	3,942
	North Hempstead NY BAN GO	3.750%	9/18/2026	50,000	50,523
	Pittsford Central School District BAN GO	3.750%	6/26/2026	7,915	7,948
	Ridgewood NJ BAN GO	4.000%	10/8/2026	41,133	41,692
	South Carolina Association of Governmental Organizations COP	5.000%	3/2/2026	49,992	50,304
	Springfield OH BAN GO	3.625%	3/25/2026	5,880	5,893
	Woodbridge NJ BAN GO	4.000%	3/13/2026	2,114	2,122
Total Other Municipal Security (Cost $637,775)					637,775
Non-Financial Company Commercial Paper (4.0%)
	Board of Regents of the University of Texas System CP	2.980%	11/4/2025	12,000	12,000
	Board of Regents of the University of Texas System CP	3.030%	11/4/2025	25,000	25,000
	Board of Regents of the University of Texas System CP	3.000%	11/5/2025	25,000	25,000
	Board of Regents of the University of Texas System CP	3.000%	11/5/2025	12,500	12,500
	Board of Regents of the University of Texas System CP	2.970%	11/12/2025	25,000	25,000
	Board of Regents of the University of Texas System CP	3.000%	11/12/2025	25,000	24,995
	Board of Regents of the University of Texas System CP	3.000%	11/19/2025	2,000	2,000
	Board of Regents of the University of Texas System CP	3.020%	11/20/2025	25,000	25,000
	Board of Regents of the University of Texas System CP	2.620%	12/16/2025	12,500	12,500
	Board of Regents of the University of Texas System CP	2.870%	12/17/2025	13,000	13,000
	Board of Regents of the University of Texas System CP	2.680%	2/5/2026	12,500	12,500
	Board of Regents of the University of Texas System CP	2.660%	3/2/2026	18,000	18,000
	Board of Regents of the University of Texas System CP	2.690%	3/3/2026	6,150	6,150
	Board of Regents of the University of Texas System CP	2.700%	3/4/2026	25,000	25,000
	Board of Regents of the University of Texas System CP	2.650%	3/5/2026	16,000	16,000
	Board of Regents of the University of Texas System CP	2.650%	3/10/2026	9,000	9,000
	Board of Regents of the University of Texas System CP	2.660%	3/11/2026	25,000	25,000
	Dallas Area Rapid Transit CP	2.750%	12/11/2025	16,599	16,599
	El Paso TX Water & Sewer Water CP	2.880%	12/4/2025	21,000	21,000
	El Paso TX Water & Sewer Water CP	2.840%	1/27/2026	22,500	22,500
	Maricopa County AZ CP	2.900%	11/5/2025	18,000	18,000
	Nashville & Davidson County TN Metropolitan Government CP	2.680%	12/2/2025	19,900	19,900
	Nashville & Davidson County TN Metropolitan Government CP	2.730%	12/16/2025	20,000	20,000
	Nashville & Davidson County TN Metropolitan Government CP	2.810%	1/14/2026	22,500	22,500
	New Jersey Infrastructure Bank CP	2.730%	11/17/2025	25,000	25,000
	Omaha Public Power District CP	2.660%	12/3/2025	15,000	15,000
	Pennsylvania Higher Educational Facilities Authority CP	2.700%	11/6/2025	15,000	15,000
	Permanent University Fund - Texas A&M University System CP	2.760%	11/7/2025	20,000	20,000
	Permanent University Fund - Texas A&M University System CP	2.760%	11/14/2025	25,000	25,000
	Permanent University Fund - Texas A&M University System CP	3.000%	11/18/2025	10,000	10,000
	Permanent University Fund - Texas A&M University System CP	3.000%	11/20/2025	15,000	15,000
	Permanent University Fund - Texas A&M University System CP	2.730%	12/4/2025	25,000	25,000
	Permanent University Fund - Texas A&M University System CP	2.730%	12/8/2025	25,000	25,000
	Permanent University Fund - Texas A&M University System CP	2.700%	2/9/2026	25,000	25,000
	Permanent University Fund - Texas A&M University System CP	2.660%	2/19/2026	25,000	25,000
	Permanent University Fund - Texas A&M University System CP	2.650%	3/10/2026	25,000	25,000
	Texas State University System CP	0.000%	1/28/2026	39,001	39,001
16

Municipal Money Market Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of North Texas System CP	2.850%	11/13/2025	1,514	1,514
Total Non-Financial Company Commercial Paper (Cost $719,659)				719,659
Total Investments (98.9%) (Cost $17,612,988)				17,612,988
Other Assets and Liabilities—Net (1.1%)				190,537
Net Assets (100%)				17,803,525
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $7,816,729, representing 43.9% of net assets.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Municipal Money Market Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $17,612,988)	17,612,988
Investment in Vanguard	430
Receivables for Investment Securities Sold	126,086
Receivables for Accrued Income	80,568
Receivables for Capital Shares Issued	58,276
Other Assets	4,061
Total Assets	17,882,409
Liabilities
Due to Custodian	160
Payables for Investment Securities Purchased	57,423
Payables for Capital Shares Redeemed	15,667
Payables for Distributions	4,782
Payables to Vanguard	852
Total Liabilities	78,884
Net Assets	17,803,525
At October 31, 2025, net assets consisted of:

Paid-in Capital	17,803,279
Total Distributable Earnings (Loss)	246
Net Assets	17,803,525

Net Assets
Applicable to 17,800,818,787 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,803,525
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
18

Municipal Money Market Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Interest	498,251
Total Income	498,251
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,550
Management and Administrative	15,726
Marketing and Distribution	1,098
Custodian Fees	201
Auditing Fees	26
Shareholders’ Reports and Proxy Fees	67
Trustees’ Fees and Expenses	10
Other Expenses	16
Total Expenses	21,694
Expenses Paid Indirectly	(200)
Net Expenses	21,494
Net Investment Income	476,757
Realized Net Gain (Loss) on Investment Securities Sold	134
Net Increase (Decrease) in Net Assets Resulting from Operations	476,891

See accompanying Notes, which are an integral part of the Financial Statements.
19

Municipal Money Market Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	476,757	583,908
Realized Net Gain (Loss)	134	11
Change in Unrealized Appreciation (Depreciation)	—	(121)
Net Increase (Decrease) in Net Assets Resulting from Operations	476,891	583,798
Distributions
Total Distributions	(476,717)	(584,160)
Capital Share Transactions (at $1.00 per share)
Issued	14,480,629	13,435,331
Issued in Lieu of Cash Distributions	406,225	497,979
Redeemed	(15,129,921)	(13,446,603)
Net Increase (Decrease) from Capital Share Transactions	(243,067)	486,707
Total Increase (Decrease)	(242,893)	486,345
Net Assets
Beginning of Period	18,046,418	17,560,073
End of Period	17,803,525	18,046,418

See accompanying Notes, which are an integral part of the Financial Statements.
20

Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0267	.0332	.0302	.0066	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	.0001	—
Total from Investment Operations	.0267	.0332	.0302	.0067	.0001
Distributions
Dividends from Net Investment Income	(.0267)	(.0332)	(.0302)	(.0066)	(.0001)
Distributions from Realized Capital Gains	—	(.0000)[2]	(.0000)[2]	(.0001)	—
Total Distributions	(.0267)	(.0332)	(.0302)	(.0067)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.70%	3.38%	3.06%	0.67%	0.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,804	$18,046	$17,560	$16,592	$15,683
Ratio of Total Expenses to Average Net Assets[4]	0.12%[5]	0.15%[5]	0.15%[5]	0.13%[5]	0.08%
Ratio of Net Investment Income to Average Net Assets	2.66%	3.32%	3.02%	0.66%	0.01%
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% for the year ended October 31, 2022, and 0.15% for the year ended 2021. For the years ended 2025, 2024, and 2023, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%, 0.15%, 0.15%, and 0.13%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
21

Municipal Money Market Fund
Notes to Financial Statements
Vanguard Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $430,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $200,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2025, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
22

Municipal Money Market Fund
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	5,028
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(4,782)
Total	246
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Tax-Exempt Income	476,582	583,961
Ordinary Income*	69	35
Long-Term Capital Gains	66	164
Total	476,717	584,160
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,612,988
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2025, such purchases were $1,145,310,000 and sales were $1,028,235,000, resulting in net realized gain (loss) of $0.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
23

Municipal Money Market Fund
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
24

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Municipal Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Municipal Money Market Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
25

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
Q450 122025
26

Financial Statements
For the year ended October 31, 2025
Vanguard Tax-Exempt Bond Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	157
Tax information	158

Tax-Exempt Bond Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.8%)
Alabama (0.6%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2042	30	32
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/2026	11,395	11,598
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/2026	22,210	22,605
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2029	4,000	4,366
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2031	4,140	4,690
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2033	6,505	7,576
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2035	4,290	5,036
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/2026	1,400	1,425
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/2027	3,275	3,350
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	1,785	1,858
	Alabama GO	5.000%	8/1/2027	715	728
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2025	1,940	1,940
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2027	2,655	2,779
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2029	2,280	2,493
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2030	1,505	1,679
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2032	1,845	2,052
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2033	5,050	5,597
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2034	5,540	6,118
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2035	2,750	3,014
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2036	15,895	16,374
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2037	1,475	1,595
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2038	240	245
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2039	5,445	5,830
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2040	5,055	5,102
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/2027	2,175	2,182
	Auburn University College & University Revenue	5.000%	6/1/2028	435	440
	Auburn University College & University Revenue	5.000%	6/1/2043	40	41
	Auburn University College & University Revenue	5.000%	6/1/2055	3,000	3,160
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/2027	9,800	10,060
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	4.000%	7/1/2043	245	233
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2048	1,315	1,326
	Decatur AL Waterworks & Sewer Water Revenue	4.000%	8/15/2050	5,240	4,779
[1]	Gadsden AL GO	5.000%	10/1/2050	2,500	2,591
[1]	Gadsden AL GO	5.000%	10/1/2055	3,000	3,083
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2049	1,500	1,536
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2054	1,250	1,273
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.000%	10/1/2056	500	482
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2033	500	514
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/2042	7,875	7,731
	Jefferson County AL Sewer Revenue	5.000%	10/1/2027	910	944
	Jefferson County AL Sewer Revenue	5.000%	10/1/2028	1,405	1,486
	Jefferson County AL Sewer Revenue	5.000%	10/1/2029	1,650	1,776
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	2,935	3,215
	Jefferson County AL Sewer Revenue	5.000%	10/1/2031	4,210	4,681
	Jefferson County AL Sewer Revenue	5.000%	10/1/2032	3,220	3,623
	Jefferson County AL Sewer Revenue	5.000%	10/1/2033	3,015	3,424
	Jefferson County AL Sewer Revenue	5.000%	10/1/2034	2,730	3,082
	Jefferson County AL Sewer Revenue	5.000%	10/1/2035	2,885	3,227
	Jefferson County AL Sewer Revenue	5.000%	10/1/2036	2,500	2,775
	Jefferson County AL Sewer Revenue	5.000%	10/1/2037	5,535	6,097
	Jefferson County AL Sewer Revenue	5.000%	10/1/2038	2,115	2,312
	Jefferson County AL Sewer Revenue	5.000%	10/1/2039	2,955	3,202
	Jefferson County AL Sewer Revenue	5.250%	10/1/2040	1,260	1,378
	Jefferson County AL Sewer Revenue	5.250%	10/1/2041	6,280	6,831
	Jefferson County AL Sewer Revenue	5.250%	10/1/2042	4,855	5,218
	Jefferson County AL Sewer Revenue	5.250%	10/1/2043	3,100	3,309
	Jefferson County AL Sewer Revenue	5.250%	10/1/2044	3,750	3,988
	Jefferson County AL Sewer Revenue	5.250%	10/1/2045	4,085	4,314
	Jefferson County AL Sewer Revenue	5.250%	10/1/2049	21,910	22,838
	Jefferson County AL Sewer Revenue	5.500%	10/1/2053	28,000	29,502
1

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Alabama College & University Revenue	3.500%	7/1/2042	410	374
	University of Alabama College & University Revenue	4.000%	7/1/2054	3,695	3,386
					278,495
Alaska (0.0%)
	Municipality of Anchorage AK Solid Waste Services Resource Recovery Revenue	4.000%	11/1/2052	5,000	4,614
[2]	North Slope Borough AK GO	5.000%	6/30/2026	2,500	2,535
[2]	North Slope Borough AK GO	5.000%	6/30/2029	4,765	5,157
[2]	North Slope Borough AK GO	5.000%	6/30/2030	3,765	4,155
					16,461
Arizona (1.1%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2027	4,350	4,520
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2028	4,350	4,622
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2041	2,870	3,101
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2042	3,010	3,066
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2042	355	380
	Arizona Board of Regents College & University Revenue	4.000%	8/1/2044	7,585	7,364
	Arizona COP, ETM	5.000%	10/1/2027	1,910	1,997
	Arizona COP, ETM	5.000%	10/1/2028	2,610	2,791
	Arizona COP, ETM	5.000%	10/1/2029	830	907
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2026	2,725	2,768
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2028	1,560	1,658
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2034	3,925	3,974
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	10,000	9,987
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	5,190	5,430
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	4,030	4,287
	Arizona IDA Charter School Aid Revenue	5.250%	11/1/2048	2,000	2,058
	Arizona IDA Charter School Aid Revenue	5.250%	11/1/2053	2,000	2,049
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2054	3,000	3,031
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2051	4,430	3,699
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2061	6,000	4,815
	Arizona Lottery Revenue, ETM	5.000%	7/1/2026	840	852
	Arizona Lottery Revenue, ETM	5.000%	7/1/2027	475	493
	Arizona Lottery Revenue, ETM	5.000%	7/1/2028	435	461
	Arizona Lottery Revenue, ETM	5.000%	7/1/2029	1,035	1,122
	Arizona State University College & University Revenue	5.000%	7/1/2041	1,050	1,092
	Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/15/2036	14,015	15,735
	Maricopa County Special Health Care District GO	4.000%	7/1/2035	4,010	4,177
	Mesa AZ Utility System Multiple Utility Revenue	3.250%	7/1/2029	350	350
	Mesa AZ Utility System Multiple Utility Revenue	3.000%	7/1/2033	15	15
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2042	10,845	11,142
	Mesa AZ Utility System Water Revenue	4.000%	7/1/2031	830	835
	Mesa AZ Utility System Water Revenue	4.000%	7/1/2032	3,560	3,580
	Phoenix AZ GO	5.000%	7/1/2027	9,475	9,629
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2026	3,845	3,858
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2027	1,895	1,902
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2029	15,950	15,955
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	385	399
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	1,435	1,486
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	1,170	1,204
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2040	6,855	6,874
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2040	15,065	16,033
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2041	1,000	1,005
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2045	7,980	7,623
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2045	21,975	22,507
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	3.000%	7/1/2049	3,450	2,604
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2049	22,295	22,841
[1]	Pinal County AZ Sales Tax Revenue	5.250%	8/1/2050	5,000	5,372
[1]	Pinal County AZ Sales Tax Revenue	5.250%	8/1/2055	4,500	4,805
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2031	3,710	4,160
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2031	4,890	5,024
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2034	360	368
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2036	4,960	5,058
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	1/1/2038	4,490	4,500
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2038	55	56
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2042	5,500	6,090
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2043	10,000	10,968
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2044	6,640	7,224
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2049	2,995	3,177
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2054	8,905	9,361
2

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.250%	1/1/2054	5,610	6,016
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	6,620	6,966
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2029	985	1,037
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2030	1,960	2,064
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2031	5,750	6,048
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2033	5,070	5,876
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2034	1,570	1,645
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2034	15,035	17,632
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2035	24,115	28,520
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2036	6,680	6,969
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2037	3,135	3,262
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2038	3,310	3,434
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/2039	660	671
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2039	155	160
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/2045	5,020	4,859
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2045	7,380	7,710
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2047	4,325	4,458
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2047	3,545	3,726
[2]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2047	7,000	7,523
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	2.375%	1/1/2048	300	202
[2]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2051	3,500	3,710
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2053	24,710	26,347
[2]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2055	29,900	32,199
					473,475
Arkansas (0.1%)
	Beaver Water District of Benton & Washington Counties Water Revenue	5.000%	4/15/2055	5,425	5,670
	Fayetteville School District No. 1 GO	4.000%	2/1/2046	5,000	4,807
	Fayetteville School District No. 1 GO	2.750%	6/1/2046	155	113
	Fayetteville School District No. 1 GO	4.000%	2/1/2050	1,500	1,416
	Fayetteville School District No. 1 GO	3.000%	6/1/2050	70	53
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/2047	5,950	5,829
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/2050	2,000	1,911
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.250%	8/1/2053	2,325	2,251
	University of Arkansas College & University Revenue	5.000%	12/1/2045	6,460	6,759
					28,809
California (16.8%)
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/2052	13,040	13,494
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	8,800	2,277
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	2,440	651
[3,4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/2037	0.000%	10/1/2051	4,300	2,466
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/2037	0.000%	10/1/2047	4,900	2,847
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/2037	0.000%	10/1/2048	9,305	5,380
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/2037	0.000%	10/1/2049	1,950	1,120
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/2037	0.000%	10/1/2050	1,730	991
3

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/2037	0.000%	10/1/2052	31,590	18,047
[3]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/2034	2,550	2,506
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	4,790	4,878
[3]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	3,650	3,719
[5]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2035	150	108
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	2,280	2,319
[3]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	1,915	1,949
[3]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/2036	70	67
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	505	513
[3]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/2037	530	532
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	4,130	4,191
[3]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	20	18
[1]	Alameda County Oakland Unified School District GO	4.000%	8/1/2046	5,685	5,558
[3]	Alameda County Oakland Unified School District GO	5.250%	8/1/2048	5,395	5,797
[4]	Allan Hancock CA Joint Community College District GO, 5.600% coupon rate effective 8/1/2033	0.000%	8/1/2047	380	288
[3]	Alvord Unified School District GO	0.000%	8/1/2041	220	110
[3]	Alvord Unified School District GO	0.000%	8/1/2043	590	274
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	2,500	2,611
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	2,135	2,224
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.500%	10/1/2055	2,700	2,853
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2029	600	540
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2030	3,310	2,889
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2032	2,525	2,068
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/2036	1,490	1,073
	Anaheim Union High School District GO	4.500%	8/1/2050	5,000	5,072
	Anaheim Union High School District GO	4.625%	8/1/2052	5,000	5,100
	Antelope Valley Community College District GO	4.000%	8/1/2046	9,625	9,813
	Antelope Valley Community College District GO	0.000%	2/1/2050	1,910	605
	Antelope Valley Community College District GO	3.000%	8/1/2050	7,145	5,457
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program) PUT	5.000%	4/1/2028	8,025	8,322
[3]	Bass Lake Joint Elementary District GO	0.000%	8/1/2045	3,030	1,239
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	120	125
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	285	304
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	265	282
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2029	675	688
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2029	425	465
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	95	106
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	415	423
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	120	137
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2034	1,000	1,016
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2035	1,030	1,045
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/2036	5,040	5,025
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2037	18,570	18,773
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2038	6,120	6,176
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2042	5,800	5,805
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	3,500	3,884
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	5,000	5,469
	Bay Area Toll Authority Highway Revenue	3.500%	4/1/2047	700	604
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2047	22,155	21,280
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2048	1,500	1,607
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2049	4,460	4,255
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2053	2,010	2,139
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/2054	5,455	4,048
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/2056	13,780	9,300
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2056	5,065	4,761
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	9,850	9,555
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2027	180	187
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	215	234
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	340	371
	Beverly Hills CA Unified School District GO	0.000%	8/1/2031	675	588
	Beverly Hills CA Unified School District GO	0.000%	8/1/2032	4,535	3,840
	Beverly Hills CA Unified School District GO	0.000%	8/1/2033	6,115	5,015
	Beverly Hills CA Unified School District GO	0.000%	8/1/2037	1,850	1,135
	Beverly Hills CA Unified School District GO	3.000%	8/1/2044	215	179
	Burbank CA Electric Power & Light Revenue	5.000%	6/1/2048	1,635	1,707
	California Department of Water Resources Water Revenue	5.000%	12/1/2025	195	196
	California Department of Water Resources Water Revenue	5.000%	12/1/2026	550	566
4

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Department of Water Resources Water Revenue	5.000%	12/1/2027	365	387
California Department of Water Resources Water Revenue	5.000%	12/1/2027	400	424
California Department of Water Resources Water Revenue	5.000%	12/1/2028	1,835	1,886
California Department of Water Resources Water Revenue	5.000%	12/1/2028	405	440
California Department of Water Resources Water Revenue	5.000%	12/1/2029	720	740
California Department of Water Resources Water Revenue	5.000%	12/1/2029	295	329
California Department of Water Resources Water Revenue	5.000%	12/1/2030	360	411
California Department of Water Resources Water Revenue	5.000%	12/1/2030	380	391
California Department of Water Resources Water Revenue	5.000%	12/1/2031	450	514
California Department of Water Resources Water Revenue	5.000%	12/1/2031	355	365
California Department of Water Resources Water Revenue	5.000%	12/1/2031	705	743
California Department of Water Resources Water Revenue	5.000%	12/1/2031	35	39
California Department of Water Resources Water Revenue	5.000%	12/1/2032	230	261
California Department of Water Resources Water Revenue	5.000%	12/1/2033	75	82
California Department of Water Resources Water Revenue	4.000%	12/1/2034	8,095	8,178
California Department of Water Resources Water Revenue	5.000%	12/1/2034	790	891
California Department of Water Resources Water Revenue	5.000%	12/1/2034	500	546
California Department of Water Resources Water Revenue	4.000%	12/1/2035	1,200	1,211
California Department of Water Resources Water Revenue	5.000%	12/1/2035	790	886
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2030	50	57
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2031	245	286
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2032	110	131
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2033	10	11
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2034	4,000	4,698
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/2026	210	216
California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/2029	130	143
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	495	544
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2033	435	522
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2035	12,645	15,437
California Educational Facilities Authority College & University Revenue	5.000%	3/15/2039	4,120	5,051
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	7,120	8,427
California Educational Facilities Authority College & University Revenue	5.000%	12/1/2044	800	804
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	20,000	23,274
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	8,165	9,368
California Educational Facilities Authority College & University Revenue	4.000%	4/1/2047	5,040	4,849
California Educational Facilities Authority College & University Revenue	5.000%	4/1/2047	1,000	1,003
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2049	26,460	30,320
California Educational Facilities Authority College & University Revenue	2.250%	4/1/2051	6,920	4,630
California Educational Facilities Authority College & University Revenue	5.000%	4/1/2051	11,840	13,539
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2055	13,600	14,500
California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	5,270	6,038
California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2035	7,360	8,864
California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/2026	1,000	1,002
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2054	8,610	9,144
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	2,000	2,164
California GO	4.000%	11/1/2025	1,255	1,255
California GO	5.000%	11/1/2025	4,395	4,395
California GO	5.000%	11/1/2025	7,150	7,150
California GO	5.000%	11/1/2025	8,360	8,360
California GO	5.000%	12/1/2025	6,165	6,176
California GO	3.000%	3/1/2026	2,875	2,878
California GO	5.000%	3/1/2026	12,000	12,094
California GO	3.875%	8/1/2026	11,975	12,087
California GO	4.000%	8/1/2026	400	404
California GO	5.000%	8/1/2026	1,175	1,196
California GO	5.000%	8/1/2026	5,305	5,402
California GO	5.000%	8/1/2026	7,040	7,168
California GO	5.000%	8/1/2026	3,435	3,498
California GO	5.000%	8/1/2026	3,310	3,370
California GO	5.000%	8/1/2026	30	30
California GO	5.000%	8/1/2026	1,800	1,800
California GO	5.000%	8/1/2026	10	10
California GO	4.000%	9/1/2026	7,585	7,678
California GO	5.000%	9/1/2026	9,480	9,673
California GO	5.000%	9/1/2026	235	240
California GO	5.000%	9/1/2026	1,555	1,587
California GO	5.000%	9/1/2026	2,605	2,658
California GO	5.000%	9/1/2026	5,000	5,102
5

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/2026	8,000	8,163
	California GO	5.000%	9/1/2026	2,620	2,620
	California GO	5.000%	9/1/2026	60	60
	California GO	5.000%	10/1/2026	3,780	3,865
	California GO	5.000%	10/1/2026	1,875	1,917
	California GO	5.000%	10/1/2026	500	511
	California GO	5.000%	10/1/2026	2,030	2,076
	California GO	4.000%	11/1/2026	3,025	3,070
	California GO	5.000%	11/1/2026	2,295	2,352
	California GO	5.000%	11/1/2026	12,075	12,374
	California GO	5.000%	11/1/2026	5,015	5,139
	California GO	5.000%	12/1/2026	9,625	9,884
[6]	California GO	5.000%	2/1/2027	3,990	4,114
	California GO	5.000%	3/1/2027	15,000	15,499
	California GO	5.000%	3/1/2027	200	200
	California GO	5.000%	4/1/2027	11,955	12,379
	California GO	5.000%	4/1/2027	2,995	3,101
	California GO	3.500%	8/1/2027	7,655	7,786
	California GO	5.000%	8/1/2027	2,000	2,037
	California GO	5.000%	8/1/2027	5,050	5,273
	California GO	5.000%	8/1/2027	16,310	17,030
	California GO	5.000%	8/1/2027	9,230	9,638
	California GO	5.000%	8/1/2027	230	230
	California GO	5.000%	8/1/2027	2,490	2,490
	California GO	5.000%	8/1/2027	20	20
	California GO	5.000%	9/1/2027	1,010	1,031
	California GO	5.000%	9/1/2027	1,180	1,235
	California GO	5.000%	9/1/2027	8,030	8,402
	California GO	4.000%	10/1/2027	21,330	21,971
	California GO	5.000%	10/1/2027	1,315	1,379
	California GO	5.000%	10/1/2027	2,755	2,783
	California GO	5.000%	10/1/2027	55	55
	California GO	5.000%	11/1/2027	1,000	1,049
	California GO	5.000%	11/1/2027	2,355	2,471
	California GO	5.000%	11/1/2027	2,450	2,571
	California GO	5.000%	11/1/2027	3,580	3,756
	California GO	5.000%	11/1/2027	3,590	3,767
	California GO	5.000%	11/1/2027	4,365	4,580
	California GO	5.000%	11/1/2027	1,260	1,322
	California GO	5.000%	12/1/2027	8,300	8,731
	California GO	3.000%	3/1/2028	4,370	4,416
	California GO	5.000%	3/1/2028	10,000	10,579
	California GO	5.000%	3/1/2028	18,885	19,979
	California GO	5.000%	3/1/2028	130	130
	California GO	5.000%	4/1/2028	6,375	6,757
	California GO	5.000%	4/1/2028	6,715	7,118
	California GO	5.000%	8/1/2028	6,475	6,583
	California GO	5.000%	8/1/2028	8,135	8,492
	California GO	5.000%	8/1/2028	480	501
	California GO	5.000%	8/1/2028	7,645	8,167
	California GO	5.000%	8/1/2028	16,300	17,413
	California GO	5.000%	8/1/2028	2,075	2,075
	California GO	5.000%	8/1/2028	15	15
	California GO	4.000%	9/1/2028	315	318
	California GO	5.000%	9/1/2028	7,990	8,138
	California GO	5.000%	9/1/2028	1,240	1,263
	California GO	5.000%	10/1/2028	150	161
	California GO	5.000%	10/1/2028	5,090	5,459
	California GO	5.000%	10/1/2028	340	365
	California GO	5.000%	10/1/2028	22,295	23,911
	California GO	5.000%	10/1/2028	8,280	8,880
	California GO	5.000%	10/1/2028	5	5
	California GO	5.000%	11/1/2028	20,115	21,615
	California GO	5.000%	12/1/2028	14,350	15,450
	California GO	5.000%	2/1/2029	25	25
	California GO	3.000%	3/1/2029	65	65
	California GO	3.000%	3/1/2029	310	310
	California GO	5.000%	3/1/2029	535	579
	California GO	5.000%	3/1/2029	8,350	9,039
	California GO	5.000%	4/1/2029	7,950	8,622
6

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	4/1/2029	3,305	3,584
California GO	5.000%	8/1/2029	7,660	7,788
California GO	5.000%	8/1/2029	1,475	1,540
California GO	5.000%	8/1/2029	690	690
California GO	5.000%	8/1/2029	13,350	13,573
California GO	5.000%	8/1/2029	3,855	4,118
California GO	5.000%	8/1/2029	14,060	15,364
California GO	5.000%	8/1/2029	25	25
California GO	3.000%	9/1/2029	155	155
California GO	5.000%	9/1/2029	1,090	1,110
California GO	5.000%	9/1/2029	2,110	2,149
California GO	5.000%	9/1/2029	1,125	1,232
California GO	5.000%	9/1/2029	10,775	11,797
California GO	5.000%	10/1/2029	14,685	16,108
California GO	5.000%	10/1/2029	3,620	3,882
California GO	5.000%	10/1/2029	6,805	7,464
California GO	5.000%	10/1/2029	8,110	8,896
California GO	5.000%	10/1/2029	5,970	6,549
California GO	4.000%	11/1/2029	9,000	9,522
California GO	5.000%	11/1/2029	22,995	25,271
California GO	5.000%	11/1/2029	12,065	13,259
California GO	5.000%	11/1/2029	16,810	17,663
California GO	5.000%	11/1/2029	2,530	2,780
California GO	5.000%	12/1/2029	3,455	3,804
California GO	5.000%	3/1/2030	2,660	2,948
California GO	5.000%	4/1/2030	1,785	1,982
California GO	5.000%	8/1/2030	8,140	8,276
California GO	5.000%	8/1/2030	21,385	22,336
California GO	5.000%	8/1/2030	8,865	9,483
California GO	5.000%	8/1/2030	5,245	5,864
California GO	5.000%	8/1/2030	9,265	10,358
California GO	5.000%	8/1/2030	24,600	27,503
California GO	5.000%	8/1/2030	4,945	4,945
California GO	5.000%	8/1/2030	205	205
California GO	5.000%	9/1/2030	2,450	2,495
California GO	5.000%	9/1/2030	5,520	5,622
California GO	5.000%	9/1/2030	5,055	5,661
California GO	5.000%	10/1/2030	10,485	11,514
California GO	5.000%	10/1/2030	2,395	2,572
California GO	5.000%	10/1/2030	3,315	3,719
California GO	5.000%	10/1/2030	5	5
California GO	5.000%	11/1/2030	2,480	2,787
California GO	5.000%	12/1/2030	1,140	1,283
California GO	5.000%	3/1/2031	2,305	2,552
California GO	5.000%	4/1/2031	7,505	8,497
California GO	5.000%	4/1/2031	4,335	4,908
California GO	5.000%	4/1/2031	1,615	1,753
California GO	3.250%	8/1/2031	14,970	15,399
California GO	4.000%	8/1/2031	1,000	1,008
California GO	5.000%	8/1/2031	1,720	1,960
California GO	5.000%	8/1/2031	12,295	14,010
California GO	5.000%	8/1/2031	6,195	7,059
California GO	5.000%	8/1/2031	14,000	14,620
California GO	5.000%	8/1/2031	18,655	21,256
California GO	3.250%	9/1/2031	200	200
California GO	3.250%	9/1/2031	5	5
California GO	4.000%	9/1/2031	7,140	7,204
California GO	5.000%	9/1/2031	2,200	2,241
California GO	5.000%	9/1/2031	4,975	5,067
California GO	5.000%	9/1/2031	1,170	1,335
California GO	5.000%	9/1/2031	3,505	4,000
California GO	5.000%	9/1/2031	5,465	6,237
California GO	5.000%	10/1/2031	10,705	11,741
California GO	5.000%	10/1/2031	5,230	5,978
California GO	5.000%	10/1/2031	7,330	8,379
California GO	5.000%	11/1/2031	405	425
California GO	5.000%	11/1/2031	500	525
California GO	5.000%	11/1/2031	995	1,116
California GO	5.000%	11/1/2031	5,500	5,912
California GO	5.000%	12/1/2031	1,000	1,013
7

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	3/1/2032	2,715	3,124
	California GO	5.000%	4/1/2032	13,035	15,020
	California GO	5.000%	4/1/2032	2,830	3,261
	California GO	5.000%	4/1/2032	2,645	2,867
	California GO	3.500%	8/1/2032	8,025	8,380
	California GO	4.000%	8/1/2032	8,325	8,387
	California GO	5.000%	8/1/2032	1,330	1,352
	California GO	5.000%	8/1/2032	5,015	5,810
	California GO	5.000%	8/1/2032	1,815	2,103
	California GO	5.000%	8/1/2032	900	900
	California GO	5.000%	8/1/2032	135	135
[3]	California GO	5.250%	8/1/2032	43,865	50,815
	California GO	5.250%	8/1/2032	1,075	1,075
	California GO	3.000%	9/1/2032	520	521
	California GO	3.500%	9/1/2032	65	65
	California GO	4.000%	9/1/2032	13,560	13,673
	California GO	4.000%	9/1/2032	10	10
	California GO	4.000%	9/1/2032	2,000	2,017
	California GO	4.000%	9/1/2032	305	308
	California GO	5.000%	9/1/2032	2,465	2,509
	California GO	5.000%	9/1/2032	3,430	3,492
	California GO	5.000%	9/1/2032	3,210	3,724
	California GO	5.000%	9/1/2032	885	1,027
	California GO	5.000%	9/1/2032	3,220	3,220
	California GO	5.000%	9/1/2032	40	40
	California GO	3.000%	10/1/2032	335	334
	California GO	5.000%	10/1/2032	2,230	2,441
	California GO	5.000%	10/1/2032	16,710	18,859
	California GO	5.000%	10/1/2032	9,255	10,547
	California GO	5.000%	10/1/2032	65	65
	California GO	5.000%	11/1/2032	1,375	1,443
	California GO	5.000%	11/1/2032	11,020	11,826
	California GO	5.000%	11/1/2032	500	525
	California GO	5.000%	11/1/2032	2,540	2,954
	California GO	5.000%	11/1/2032	235	263
	California GO	5.000%	12/1/2032	150	152
	California GO	5.000%	3/1/2033	1,115	1,229
	California GO	5.000%	3/1/2033	2,690	2,965
	California GO	5.000%	3/1/2033	7,000	8,168
	California GO	5.000%	4/1/2033	7,900	8,541
	California GO	5.000%	4/1/2033	1,065	1,222
	California GO	3.500%	8/1/2033	365	365
	California GO	4.000%	8/1/2033	2,000	2,012
	California GO	5.000%	8/1/2033	8,730	8,867
	California GO	5.000%	8/1/2033	2,325	2,423
	California GO	5.000%	8/1/2033	7,295	8,558
	California GO	5.000%	8/1/2033	4,950	5,807
	California GO	5.000%	8/1/2033	16,235	19,046
	California GO	3.000%	9/1/2033	2,580	2,582
	California GO	3.375%	9/1/2033	785	786
	California GO	3.750%	9/1/2033	10	10
	California GO	4.000%	9/1/2033	505	508
	California GO	4.000%	9/1/2033	620	624
	California GO	5.000%	9/1/2033	1,355	1,379
	California GO	5.000%	9/1/2033	1,120	1,292
	California GO	5.000%	9/1/2033	5,075	5,960
	California GO	5.000%	9/1/2033	3,000	3,523
	California GO	5.000%	9/1/2033	6,000	7,046
	California GO	5.000%	9/1/2033	2,325	2,730
	California GO	5.000%	9/1/2033	11,030	12,953
	California GO	3.000%	10/1/2033	730	733
	California GO	4.000%	10/1/2033	845	902
	California GO	5.000%	10/1/2033	5,725	6,671
	California GO	5.000%	10/1/2033	65	65
	California GO	5.000%	11/1/2033	350	390
	California GO	5.000%	3/1/2034	1,485	1,632
	California GO	5.000%	8/1/2034	3,275	3,408
	California GO	5.000%	8/1/2034	5,535	5,618
	California GO	5.000%	8/1/2034	1,655	1,655
	California GO	5.000%	8/1/2034	75	75
8

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	4.000%	9/1/2034	16,725	16,817
	California GO	4.000%	9/1/2034	260	261
	California GO	4.000%	9/1/2034	5	5
	California GO	4.000%	9/1/2034	13,095	14,380
	California GO	5.000%	9/1/2034	3,185	3,238
	California GO	5.000%	9/1/2034	2,255	2,589
	California GO	5.000%	9/1/2034	5,165	6,032
	California GO	5.000%	9/1/2034	10,530	12,502
	California GO	5.000%	9/1/2034	1,105	1,312
	California GO	5.000%	9/1/2034	1,215	1,215
	California GO	5.000%	9/1/2034	15	15
	California GO	3.000%	10/1/2034	8,410	8,402
	California GO	4.000%	10/1/2034	5,785	6,051
	California GO	4.000%	10/1/2034	6,615	7,027
	California GO	5.000%	10/1/2034	8,020	9,297
	California GO	4.000%	11/1/2034	3,290	3,353
	California GO	4.000%	11/1/2034	1,900	2,009
	California GO	5.000%	11/1/2034	1,690	1,876
	California GO	5.000%	12/1/2034	3,570	3,611
	California GO	5.000%	12/1/2034	12,170	13,526
	California GO	5.000%	3/1/2035	2,215	2,428
	California GO	5.000%	3/1/2035	27,750	30,422
	California GO	5.000%	3/1/2035	15,000	17,927
	California GO	3.125%	4/1/2035	505	506
	California GO	5.000%	4/1/2035	4,500	5,122
	California GO	5.000%	4/1/2035	16,315	17,410
	California GO	3.500%	8/1/2035	290	290
	California GO	5.000%	8/1/2035	1,000	1,014
	California GO	5.000%	8/1/2035	10,905	11,335
	California GO	5.000%	8/1/2035	4,845	4,845
	California GO	5.000%	8/1/2035	230	230
	California GO	3.000%	9/1/2035	860	851
	California GO	4.000%	9/1/2035	7,470	7,508
	California GO	4.000%	9/1/2035	5,105	5,131
	California GO	5.000%	9/1/2035	16,330	16,586
	California GO	5.000%	9/1/2035	5,280	6,036
	California GO	5.000%	9/1/2035	10,030	11,654
	California GO	5.000%	10/1/2035	5,120	5,906
	California GO	4.000%	11/1/2035	235	239
	California GO	4.000%	11/1/2035	2,320	2,437
	California GO	5.000%	11/1/2035	1,180	1,232
	California GO	3.750%	12/1/2035	70	70
	California GO	5.000%	12/1/2035	14,235	15,763
	California GO	4.000%	3/1/2036	13,585	14,132
	California GO	5.000%	3/1/2036	935	1,020
	California GO	5.000%	4/1/2036	7,900	8,472
	California GO	4.000%	8/1/2036	1,500	1,507
	California GO	5.000%	8/1/2036	9,035	9,571
	California GO	5.000%	8/1/2036	55	56
	California GO	5.000%	8/1/2036	5,890	6,113
	California GO	5.000%	8/1/2036	9,140	10,845
	California GO	3.000%	9/1/2036	2,580	2,469
	California GO	4.000%	9/1/2036	215	216
	California GO	4.000%	9/1/2036	685	688
	California GO	5.000%	9/1/2036	575	583
	California GO	5.000%	9/1/2036	6,620	7,516
	California GO	5.000%	9/1/2036	13,020	15,125
	California GO	3.000%	10/1/2036	1,620	1,586
	California GO	4.000%	10/1/2036	6,430	6,625
	California GO	5.000%	10/1/2036	25,220	28,877
	California GO	2.000%	11/1/2036	150	127
	California GO	4.000%	11/1/2036	35	35
	California GO	4.000%	11/1/2036	1,030	1,074
	California GO	5.000%	11/1/2036	6,600	7,021
	California GO	5.000%	11/1/2036	5,745	6,323
[2]	California GO	5.000%	11/1/2036	10,000	11,713
	California GO	5.000%	4/1/2037	1,360	1,453
	California GO	5.000%	4/1/2037	2,210	2,483
	California GO	4.000%	8/1/2037	40	40
	California GO	4.000%	8/1/2037	165	166
9

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	8/1/2037	5,595	5,665
California GO	5.000%	8/1/2037	15,585	18,079
California GO	5.000%	8/1/2037	11,815	13,893
California GO	4.000%	9/1/2037	925	929
California GO	4.000%	9/1/2037	10,700	11,327
California GO	3.000%	10/1/2037	13,955	13,350
California GO	4.000%	10/1/2037	5,555	5,690
California GO	4.000%	10/1/2037	2,120	2,203
California GO	5.000%	10/1/2037	5,185	5,763
California GO	5.000%	11/1/2037	22,705	24,075
California GO	5.000%	11/1/2037	2,365	2,460
California GO	5.000%	11/1/2037	2,960	3,343
California GO	4.000%	3/1/2038	7,105	7,325
California GO	5.000%	4/1/2038	5,480	5,835
California GO	4.000%	8/1/2038	885	888
California GO	5.000%	8/1/2039	6,430	7,351
California GO	5.000%	8/1/2039	8,775	10,155
California GO	4.000%	10/1/2039	7,830	7,976
California GO	4.000%	10/1/2039	4,760	4,885
California GO	5.000%	10/1/2039	4,685	4,713
California GO	5.000%	10/1/2039	3,485	3,722
California GO	5.000%	10/1/2039	1,325	1,487
California GO	5.000%	11/1/2039	17,480	18,400
California GO	4.000%	3/1/2040	5,000	5,071
California GO	5.000%	9/1/2041	9,870	10,700
California GO	5.000%	9/1/2041	2,000	2,231
California GO	4.000%	10/1/2041	30,000	30,253
California GO	5.000%	10/1/2041	12,010	12,955
California GO	3.000%	11/1/2041	210	184
California GO	4.000%	11/1/2041	2,905	2,905
California GO	4.000%	4/1/2042	500	505
California GO	5.000%	4/1/2042	11,410	11,779
California GO	5.000%	4/1/2042	11,525	12,490
California GO	5.000%	8/1/2042	18,095	20,273
California GO	4.000%	9/1/2042	1,710	1,726
California GO	5.000%	9/1/2042	12,925	14,069
California GO	4.000%	10/1/2042	950	960
California GO	5.000%	10/1/2042	20,000	20,937
California GO	5.000%	10/1/2042	15,035	16,466
California GO	5.000%	11/1/2042	8,025	8,751
California GO	4.000%	2/1/2043	25	25
California GO	5.000%	8/1/2043	17,235	19,111
California GO	4.000%	9/1/2043	6,545	6,588
California GO	4.000%	9/1/2043	6,035	6,077
California GO	5.000%	9/1/2043	6,275	6,842
California GO	5.000%	9/1/2043	21,400	23,440
California GO	2.250%	11/1/2043	255	188
California GO	2.375%	12/1/2043	1,415	1,061
California GO	5.000%	12/1/2043	135	143
California GO	5.000%	8/1/2044	4,855	5,297
California GO	5.000%	8/1/2044	13,260	14,583
California GO	5.250%	8/1/2044	10,305	11,450
California GO	5.000%	9/1/2044	12,255	13,326
California GO	4.000%	10/1/2044	5,220	5,147
California GO	4.000%	11/1/2044	635	623
California GO	4.000%	3/1/2045	85	83
California GO	3.250%	4/1/2045	5,300	4,522
California GO	4.000%	8/1/2045	120	117
California GO	5.000%	8/1/2045	8,435	9,230
California GO	5.000%	8/1/2045	9,095	9,952
California GO	4.000%	9/1/2045	40	39
California GO	5.000%	9/1/2045	7,560	7,613
California GO	5.000%	10/1/2045	19,705	21,178
California GO	5.250%	10/1/2045	10,250	11,194
California GO	4.000%	11/1/2045	16,725	16,273
California GO	3.000%	3/1/2046	5,160	4,161
California GO	4.000%	3/1/2046	3,000	2,940
California GO	4.000%	3/1/2046	1,900	1,862
California GO	4.000%	8/1/2046	110	107
California GO	3.000%	9/1/2046	1,385	1,104
10

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	4.000%	9/1/2046	95	92
	California GO	5.000%	9/1/2046	1,600	1,611
	California GO	2.375%	10/1/2046	6,745	4,828
	California GO	3.000%	12/1/2046	100	80
	California GO	5.000%	4/1/2047	13,405	14,179
	California GO	4.000%	9/1/2047	12,400	12,081
	California GO	5.250%	9/1/2047	16,330	17,588
	California GO	3.625%	10/1/2047	1,070	942
	California GO	5.000%	10/1/2047	15,885	15,934
	California GO	4.000%	11/1/2047	320	310
	California GO	5.000%	11/1/2047	16,630	17,074
	California GO	5.000%	9/1/2048	12,250	13,113
	California GO	4.125%	3/1/2049	3,990	3,939
	California GO	5.000%	3/1/2049	15,810	17,003
	California GO	4.000%	4/1/2049	710	688
	California GO	4.000%	8/1/2049	11,810	11,437
	California GO	5.000%	8/1/2049	3,085	3,306
	California GO	5.500%	8/1/2049	5,075	5,643
	California GO	3.000%	10/1/2049	2,325	1,798
	California GO	2.500%	12/1/2049	2,310	1,620
	California GO	3.000%	12/1/2049	400	311
	California GO	2.500%	3/1/2050	2,000	1,389
	California GO	3.000%	3/1/2050	3,000	2,318
	California GO	4.000%	3/1/2050	3,000	2,893
	California GO	4.000%	10/1/2050	7,330	7,066
	California GO	5.250%	10/1/2050	20,505	22,059
	California GO	3.000%	11/1/2050	2,880	2,218
[1]	California GO	3.000%	11/1/2050	4,000	3,109
	California GO	4.000%	11/1/2050	11,900	11,383
	California GO	4.500%	12/1/2050	8,250	8,258
	California GO	2.375%	10/1/2051	200	133
	California GO	3.000%	4/1/2052	12,390	9,504
	California GO	4.000%	9/1/2052	100	96
	California GO	4.250%	9/1/2052	4,485	4,481
	California GO	5.000%	9/1/2052	4,085	4,298
[2]	California GO	5.000%	11/1/2052	7,500	7,994
	California GO	4.000%	8/1/2054	4,890	4,669
	California GO	5.250%	8/1/2054	2,930	3,172
	California GO	5.500%	8/1/2054	2,940	3,243
	California GO	5.000%	3/1/2055	21,000	22,377
	California GO	5.250%	8/1/2055	13,220	14,403
	California GO, Prere.	5.000%	8/1/2027	40	42
	California GO, Prere.	4.000%	3/1/2030	290	309
	California GO, Prere.	5.000%	3/1/2030	590	653
	California GO, Prere.	5.000%	3/1/2030	70	78
	California GO, Prere.	4.000%	11/1/2030	35	38
	California GO, Prere.	4.000%	11/1/2030	40	43
	California GO, Prere.	5.000%	11/1/2030	5	6
	California GO, Prere.	5.000%	12/1/2030	5	6
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2029	970	1,035
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	1,145	1,173
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2050	4,000	4,269
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2052	3,920	3,998
	California Infrastructure & Economic Development Bank College & University Revenue	4.500%	5/15/2055	10,000	10,005
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/2059	9,005	9,692
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/2026	140	142
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,290	1,358
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,160	1,227
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,275	1,348
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/2047	5,020	5,361
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/2052	5,370	5,663
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2044	2,815	2,936
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2049	6,680	6,905
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/2029	17,295	17,489
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/2029	3,695	4,087
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/2045	5,380	5,232
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/2050	1,025	748
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2026	70	72
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	180	187
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	450	473
11

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	260	270
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2029	380	406
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2035	200	212
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2039	105	109
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2043	470	472
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/2053	2,500	2,584
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/2028	50	53
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2043	1,620	1,664
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2048	6,960	7,067
	California Municipal Finance Authority Lease (Abatement) Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2042	680	693
	California Municipal Finance Authority Lease (Abatement) Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	4.000%	6/1/2047	1,185	1,169
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2046	800	759
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2048	5,000	4,649
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2048	400	402
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2049	3,500	3,511
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2052	2,000	2,002
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	2,400	1,779
	California Municipal Finance Authority Private Schools Revenue	5.000%	9/1/2049	3,000	3,159
	California Municipal Finance Authority Private Schools Revenue	5.000%	9/1/2054	3,000	3,091
[3]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	19,105	5,706
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2026	340	341
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2026	1,180	1,201
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2027	115	115
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2027	60	63
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2028	6,025	6,357
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2028	640	641
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2028	2,445	2,610
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2028	2,355	2,468
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	3,165	3,416
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2029	835	875
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2030	5,150	5,743
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2032	1,440	1,650
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2032	2,915	3,304
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2033	4,780	5,400
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2034	1,800	2,026
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2035	1,860	2,181
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2035	695	778
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2036	580	645
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2043	2,625	2,605
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	2,735	2,962
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	3,640	3,922
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2049	31,625	33,582
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2025	2,900	2,905
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2026	2,175	2,231
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2027	6,400	6,685
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2027	1,500	1,577
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2028	1,290	1,388
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	2,000	2,187
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2032	15,000	15,144
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2035	2,300	2,705
[2]	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2036	1,500	1,773
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	4,200	4,842
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2037	1,335	1,500
[2]	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2038	3,800	4,410
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2039	2,420	2,754
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/2039	4,000	3,749
[2]	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2039	7,220	8,314
[2]	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2040	1,000	1,145
[2]	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2043	3,340	3,697
[2]	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	2,775	3,041
[2]	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	2,250	2,451
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2046	11,195	10,881
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2049	7,000	6,696
[2]	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2050	7,500	8,007
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/2026	135	138
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	220	231
12

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	50	52
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2030	270	301
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2035	7,050	7,895
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/2037	1,395	1,443
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2046	2,580	2,507
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	535	563
California State University College & University Revenue	5.000%	11/1/2025	360	360
California State University College & University Revenue	5.000%	11/1/2026	25	26
California State University College & University Revenue	5.000%	11/1/2026	250	250
California State University College & University Revenue	5.000%	11/1/2026	5	5
California State University College & University Revenue	5.000%	11/1/2027	220	229
California State University College & University Revenue	5.000%	11/1/2027	2,785	2,821
California State University College & University Revenue	5.000%	11/1/2027	340	340
California State University College & University Revenue	5.000%	11/1/2027	5	5
California State University College & University Revenue	3.250%	11/1/2028	1,815	1,815
California State University College & University Revenue	5.000%	11/1/2028	870	881
California State University College & University Revenue	5.000%	11/1/2028	675	702
California State University College & University Revenue	3.375%	11/1/2029	4,065	4,065
California State University College & University Revenue	5.000%	11/1/2029	310	322
California State University College & University Revenue	5.000%	11/1/2029	1,200	1,215
California State University College & University Revenue	5.000%	11/1/2030	5,905	5,905
California State University College & University Revenue	5.000%	11/1/2030	95	95
California State University College & University Revenue	5.000%	11/1/2031	560	582
California State University College & University Revenue	5.000%	11/1/2031	11,525	13,365
California State University College & University Revenue	5.000%	11/1/2032	595	618
California State University College & University Revenue	5.000%	11/1/2032	8,560	8,660
California State University College & University Revenue	3.000%	11/1/2033	330	330
California State University College & University Revenue	5.000%	11/1/2033	510	529
California State University College & University Revenue	5.000%	11/1/2033	55	55
California State University College & University Revenue	4.000%	11/1/2034	3,125	3,137
California State University College & University Revenue	4.000%	11/1/2034	8,435	8,435
California State University College & University Revenue	4.000%	11/1/2034	150	150
California State University College & University Revenue	5.000%	11/1/2034	2,870	3,480
California State University College & University Revenue	4.000%	11/1/2035	2,190	2,197
California State University College & University Revenue	5.000%	11/1/2035	535	551
California State University College & University Revenue	3.125%	11/1/2036	1,675	1,634
California State University College & University Revenue	5.000%	11/1/2036	1,320	1,356
California State University College & University Revenue	5.000%	11/1/2036	275	278
California State University College & University Revenue	3.200%	11/1/2037	340	331
California State University College & University Revenue	4.000%	11/1/2037	375	376
California State University College & University Revenue	5.000%	11/1/2037	305	313
California State University College & University Revenue	5.000%	11/1/2037	705	705
California State University College & University Revenue	5.000%	11/1/2037	15	15
California State University College & University Revenue	4.000%	11/1/2038	4,140	4,147
California State University College & University Revenue	5.000%	11/1/2038	130	133
California State University College & University Revenue	5.000%	11/1/2038	3,225	3,225
California State University College & University Revenue	5.000%	11/1/2038	60	60
California State University College & University Revenue	5.000%	11/1/2041	6,375	6,415
California State University College & University Revenue	5.000%	11/1/2042	3,990	4,050
California State University College & University Revenue	5.000%	11/1/2042	2,000	2,249
California State University College & University Revenue	4.000%	11/1/2043	11,930	11,743
California State University College & University Revenue	5.000%	11/1/2043	4,145	4,302
California State University College & University Revenue	5.000%	11/1/2043	5,250	5,837
California State University College & University Revenue	5.000%	11/1/2043	2,235	2,235
California State University College & University Revenue	5.000%	11/1/2043	75	75
California State University College & University Revenue	5.000%	11/1/2044	35	37
California State University College & University Revenue	4.000%	11/1/2045	2,505	2,436
California State University College & University Revenue	5.000%	11/1/2045	1,190	1,195
California State University College & University Revenue	5.000%	11/1/2045	5,000	5,458
California State University College & University Revenue	5.000%	11/1/2046	3,560	3,864
California State University College & University Revenue	5.500%	11/1/2046	2,575	2,883
California State University College & University Revenue	5.000%	11/1/2047	2,590	2,615
California State University College & University Revenue	5.000%	11/1/2047	4,910	4,910
California State University College & University Revenue	5.000%	11/1/2047	70	70
California State University College & University Revenue	5.000%	11/1/2048	2,525	2,591
California State University College & University Revenue	5.000%	11/1/2049	1,775	1,832
California State University College & University Revenue	5.500%	11/1/2049	1,000	1,107
California State University College & University Revenue	5.250%	11/1/2050	10,000	10,886
California State University College & University Revenue	3.000%	11/1/2052	500	378
California State University College & University Revenue	5.250%	11/1/2053	3,935	4,214
13

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	4.000%	11/1/2055	8,410	7,950
	California State University College & University Revenue	5.500%	11/1/2055	8,000	8,780
	California State University College & University Revenue	4.625%	11/1/2056	9,335	9,558
	California State University College & University Revenue	5.250%	11/1/2056	12,000	13,002
	California State University College & University Revenue PUT	0.550%	11/1/2026	2,500	2,437
	California State University College & University Revenue PUT	3.125%	11/1/2026	5,260	5,258
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2040	500	447
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/2045	4,100	4,009
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2042	405	409
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2050	800	804
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	5,000	3,789
[3]	Centinela Valley Union High School District GO	4.000%	8/1/2050	300	286
	Cerritos Community College District GO	3.000%	8/1/2044	20	17
	Chabot-Las Positas Community College District GO	4.000%	8/1/2033	595	599
	Chabot-Las Positas Community College District GO	4.000%	8/1/2035	1,000	1,005
	Chabot-Las Positas Community College District GO	4.000%	8/1/2037	25,560	25,645
	Chabot-Las Positas Community College District GO	4.000%	8/1/2047	2,825	2,763
	Chabot-Las Positas Community College District GO	5.250%	8/1/2048	8,170	8,766
	Chaffey Community College District GO, Prere.	4.000%	6/1/2028	85	88
	Chaffey Community College District GO, Prere.	5.000%	6/1/2028	1,650	1,757
	Chaffey Joint Union High School District GO	0.000%	8/1/2040	3,455	1,890
	Chico Unified School District GO	4.000%	8/1/2044	1,750	1,734
	Chino Basin Regional Financing Authority Lease Revenue, ETM	4.000%	11/1/2025	13,555	13,555
[3]	Chino Valley Unified School District GO	3.375%	8/1/2050	5,000	4,156
	Chino Valley Unified School District GO	4.000%	8/1/2055	7,300	6,844
	Chino Valley Unified School District GO	5.000%	8/1/2055	14,025	14,467
	Chino Valley Unified School District GO	5.000%	8/1/2055	6,395	6,748
	Citrus Community College District GO	5.000%	8/1/2049	2,000	2,129
	Clovis Unified School District GO	4.000%	8/1/2040	35	35
	Clovis Unified School District GO	5.000%	8/1/2047	2,500	2,601
	Clovis Unified School District GO	4.000%	8/1/2048	4,115	3,960
[3]	Coast Community College District GO	0.000%	8/1/2027	100	96
	Coast Community College District GO	0.000%	8/1/2041	10,110	5,324
	Coast Community College District GO	4.000%	8/1/2042	1,000	999
	Coast Community College District GO	0.000%	8/1/2043	7,200	3,326
	Coast Community College District GO, Prere.	4.500%	8/1/2027	730	758
[3]	Colton Joint Unified School District GO	0.000%	8/1/2042	990	465
[1]	Compton CA Unified School District GO	0.000%	6/1/2036	2,500	1,670
[1]	Compton CA Unified School District GO	3.000%	6/1/2049	15	12
[1]	Compton CA Unified School District GO	4.000%	6/1/2049	125	120
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/2034	390	419
	Coronado Community Development Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	325	325
[3]	Corona-Norco Unified School District GO	0.000%	8/1/2039	675	375
	Corona-Norco Unified School District GO	4.000%	8/1/2043	65	64
	Cupertino Union School District GO	4.000%	8/1/2040	11,090	11,098
	Cypress School District GO	0.000%	8/1/2040	250	134
[4]	Cypress School District GO, 8.125% coupon rate effective 8/1/2031	0.000%	8/1/2050	330	312
	Desert Community College District GO	4.000%	8/1/2039	5,880	5,909
	Desert Community College District GO	4.000%	8/1/2051	8,470	8,028
	Desert Community College District GO	4.000%	8/1/2051	4,395	4,166
	Desert Sands Unified School District GO	4.000%	8/1/2044	4,900	4,842
	Desert Sands Unified School District GO	4.000%	8/1/2050	4,500	4,284
	Downey Unified School District GO	4.000%	8/1/2052	4,370	4,118
	Dublin Unified School District GO	4.125%	8/1/2049	2,000	1,982
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2028	80	83
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	145	151
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	14,400	15,856
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	305	318
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	4,400	4,966
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2036	4,600	5,587
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	520	532
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	11,980	12,556
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/2045	1,000	1,001
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2049	7,045	7,557
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2050	7,500	8,106
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2055	13,000	13,944
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	11,230	11,269
	Eastern Municipal Water District Financing Authority Water Revenue	5.250%	7/1/2042	235	242
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/2047	12,060	12,288
	El Camino Community College District Foundation GO	0.000%	8/1/2033	190	153
14

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Camino Community College District Foundation GO	0.000%	8/1/2034	215	168
	El Camino Community College District Foundation GO	0.000%	8/1/2038	1,170	752
	El Monte Union High School District GO	0.000%	6/1/2044	2,900	1,235
	El Monte Union High School District GO	0.000%	6/1/2045	5,170	2,079
	El Monte Union High School District GO	0.000%	6/1/2046	4,165	1,589
[1]	Elk Grove Unified School District COP	3.125%	2/1/2040	150	137
	Elk Grove Unified School District GO	4.000%	8/1/2046	2,675	2,606
	Elk Grove Unified School District GO	4.000%	8/1/2046	2,340	2,279
	Elk Grove Unified School District GO	4.000%	8/1/2048	10,295	9,923
	Etiwanda School District Community Facilities District No. 9 Special Tax Revenue	5.000%	9/1/2035	1,160	1,162
[3]	Folsom Cordova Unified School District GO	4.000%	10/1/2044	5,795	5,749
[5,7]	Foothill-De Anza Community College District GO	0.000%	8/1/2032	1,560	1,307
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	710	638
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2033	1,000	793
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2035	750	567
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	445	509
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2043	4,925	4,787
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	8,275	7,745
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	21,525	20,147
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/2053	7,980	6,631
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/2053	6,265	5,292
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/2053	515	464
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2026	415	413
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	3,200	3,035
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2029	20	19
	Foster City CA (Levee Protection Planning & Improvement Project) GO	2.250%	8/1/2050	1,000	637
	Fremont Union High School District GO	4.000%	8/1/2040	800	800
	Fremont Union High School District GO	4.000%	8/1/2044	20,015	19,812
	Fremont Union High School District GO	5.000%	8/1/2044	1,275	1,303
	Fremont Union High School District GO	4.000%	8/1/2046	50	50
	Fremont Union High School District GO	4.000%	8/1/2048	1,490	1,481
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2031	420	435
	Fresno Unified School District GO	0.000%	8/1/2043	5,365	2,361
	Fresno Unified School District GO	4.000%	8/1/2046	75	72
[1]	Fresno Unified School District GO	3.000%	8/1/2051	3,960	3,004
	Fresno Unified School District GO	4.000%	8/1/2055	4,000	3,712
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	3,000	2,830
	Glendale CA Community College District GO	0.000%	8/1/2044	4,320	1,805
	Glendale CA Community College District GO	4.000%	8/1/2046	4,400	4,209
	Glendale CA Community College District GO	4.000%	8/1/2050	8,295	7,860
	Glendale CA Community College District GO, Prere.	5.250%	8/1/2027	170	179
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/2047	3,595	3,516
	Hayward Area Recreation & Park District GO	4.000%	8/1/2046	1,500	1,500
	Hayward CA Sewer Revenue	4.000%	3/1/2052	9,400	8,932
[3]	Hayward Unified School District GO	4.000%	8/1/2042	10,920	10,896
[1]	Hayward Unified School District GO	4.000%	8/1/2043	2,530	2,510
[3]	Hayward Unified School District GO	4.000%	8/1/2045	3,000	2,924
[1]	Hayward Unified School District GO	4.000%	8/1/2048	2,660	2,555
[3]	Hayward Unified School District GO	4.000%	8/1/2050	6,270	5,982
[5]	Huntington Beach Union High School District GO	0.000%	8/1/2033	335	268
[5]	Huntington Beach Union High School District GO	0.000%	8/1/2034	9,170	7,053
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2046	2,090	2,099
[3]	Inland Valley Development Agency Tax Increment/Allocation Revenue	5.000%	9/1/2044	5,000	5,037
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2043	3,250	3,270
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2048	5,000	5,024
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/2053	7,535	7,230
[1]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.250%	9/1/2053	4,435	4,719
	Irvine Unified School District GO	2.250%	9/1/2050	2,750	1,751
	Kern Community College District GO	3.000%	8/1/2046	2,440	1,959
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2046	95	90
	Lodi CA Unified School District GO	3.000%	8/1/2043	70	58
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2044	415	433
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2047	515	524
	Long Beach Community College District GO	5.000%	8/1/2048	2,500	2,702
	Long Beach Community College District GO	5.000%	8/1/2052	4,375	4,682
[4]	Long Beach Community College District GO, 4.750% coupon rate effective 8/1/2032	0.000%	8/1/2049	800	560
	Long Beach Unified School District GO	0.000%	8/1/2038	2,900	1,689
	Long Beach Unified School District GO	0.000%	8/1/2039	10,780	5,999
	Long Beach Unified School District GO	4.000%	8/1/2045	350	338
	Long Beach Unified School District GO	3.000%	8/1/2047	6,475	5,006
15

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Long Beach Unified School District GO	3.000%	8/1/2048	450	344
Long Beach Unified School District GO	3.000%	8/1/2050	75	56
Long Beach Unified School District GO	4.000%	8/1/2053	6,150	5,932
Los Angeles CA Community College District GO	5.000%	6/1/2026	115	117
Los Angeles CA Community College District GO	5.000%	8/1/2026	25	26
Los Angeles CA Community College District GO	5.000%	8/1/2026	3,515	3,585
Los Angeles CA Community College District GO	5.000%	8/1/2027	110	115
Los Angeles CA Community College District GO	5.000%	8/1/2027	300	315
Los Angeles CA Community College District GO	5.000%	8/1/2030	2,445	2,770
Los Angeles CA Community College District GO	4.000%	8/1/2036	115	116
Los Angeles CA Community College District GO	5.000%	8/1/2036	95	109
Los Angeles CA Community College District GO	5.000%	8/1/2036	6,125	7,280
Los Angeles CA Community College District GO	4.000%	8/1/2037	1,075	1,079
Los Angeles CA Community College District GO	4.000%	8/1/2037	1,465	1,470
Los Angeles CA Community College District GO	5.000%	8/1/2037	170	194
Los Angeles CA Community College District GO	4.000%	8/1/2038	14,900	14,940
Los Angeles CA Community College District GO	3.000%	8/1/2039	345	325
Los Angeles CA Community College District GO	4.000%	8/1/2039	1,530	1,533
Los Angeles CA Community College District GO	4.000%	8/1/2041	9,055	9,084
Los Angeles CA Unified School District COP	5.000%	10/1/2031	810	931
Los Angeles CA Unified School District COP	5.000%	10/1/2032	815	954
Los Angeles CA Unified School District COP	5.000%	10/1/2033	190	225
Los Angeles CA Unified School District COP	5.000%	10/1/2034	810	955
Los Angeles CA Unified School District COP	5.000%	10/1/2035	860	1,004
Los Angeles CA Unified School District COP	5.000%	10/1/2036	670	772
Los Angeles CA Unified School District COP	5.000%	10/1/2038	415	471
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2031	1,190	1,374
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2032	1,185	1,394
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2033	275	328
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	1,190	1,420
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	1,260	1,504
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	985	1,176
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	610	728
Los Angeles CA Unified School District GO	5.000%	7/1/2026	165	165
Los Angeles CA Unified School District GO	5.000%	7/1/2026	3,620	3,686
Los Angeles CA Unified School District GO	5.000%	7/1/2026	2,600	2,647
Los Angeles CA Unified School District GO	5.000%	7/1/2026	4,640	4,724
Los Angeles CA Unified School District GO	5.000%	7/1/2027	1,015	1,032
Los Angeles CA Unified School District GO	5.000%	7/1/2027	3,155	3,303
Los Angeles CA Unified School District GO	5.000%	7/1/2027	95	99
Los Angeles CA Unified School District GO	5.000%	7/1/2027	235	246
Los Angeles CA Unified School District GO	5.000%	7/1/2027	150	157
Los Angeles CA Unified School District GO	5.000%	7/1/2028	415	441
Los Angeles CA Unified School District GO	5.000%	7/1/2028	100	108
Los Angeles CA Unified School District GO	5.000%	7/1/2028	5,150	5,235
Los Angeles CA Unified School District GO	5.000%	7/1/2029	65	72
Los Angeles CA Unified School District GO	5.000%	7/1/2029	315	334
Los Angeles CA Unified School District GO	5.000%	7/1/2029	255	282
Los Angeles CA Unified School District GO	5.000%	7/1/2029	390	431
Los Angeles CA Unified School District GO	5.000%	7/1/2030	660	729
Los Angeles CA Unified School District GO	5.000%	7/1/2030	965	981
Los Angeles CA Unified School District GO	5.000%	7/1/2030	1,840	1,951
Los Angeles CA Unified School District GO	5.000%	7/1/2030	100	113
Los Angeles CA Unified School District GO	5.000%	7/1/2030	1,705	1,930
Los Angeles CA Unified School District GO	3.000%	7/1/2031	4,395	4,398
Los Angeles CA Unified School District GO	5.000%	7/1/2031	985	1,087
Los Angeles CA Unified School District GO	5.000%	7/1/2031	185	196
Los Angeles CA Unified School District GO	5.000%	7/1/2031	29,500	34,151
Los Angeles CA Unified School District GO	3.000%	7/1/2032	1,390	1,390
Los Angeles CA Unified School District GO	4.000%	7/1/2032	305	325
Los Angeles CA Unified School District GO	5.000%	7/1/2032	525	593
Los Angeles CA Unified School District GO	5.000%	7/1/2032	380	402
Los Angeles CA Unified School District GO	5.000%	7/1/2032	310	342
Los Angeles CA Unified School District GO	5.000%	7/1/2032	235	265
Los Angeles CA Unified School District GO	5.000%	7/1/2032	30,000	35,435
Los Angeles CA Unified School District GO	4.000%	7/1/2033	625	663
Los Angeles CA Unified School District GO	4.000%	7/1/2033	125	130
Los Angeles CA Unified School District GO	5.000%	7/1/2033	445	500
Los Angeles CA Unified School District GO	5.000%	7/1/2033	695	781
Los Angeles CA Unified School District GO	5.000%	7/1/2033	29,020	34,744
16

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Unified School District GO	5.000%	7/1/2033	5,000	5,986
Los Angeles CA Unified School District GO	3.000%	1/1/2034	250	249
Los Angeles CA Unified School District GO	5.000%	7/1/2034	27,675	33,521
Los Angeles CA Unified School District GO	3.000%	7/1/2035	380	375
Los Angeles CA Unified School District GO	4.000%	7/1/2035	2,000	2,093
Los Angeles CA Unified School District GO	5.000%	7/1/2035	390	434
Los Angeles CA Unified School District GO	5.000%	7/1/2035	4,525	5,475
Los Angeles CA Unified School District GO	3.500%	7/1/2036	55	55
Los Angeles CA Unified School District GO	5.000%	7/1/2036	3,840	4,029
Los Angeles CA Unified School District GO	4.000%	7/1/2037	7,595	7,819
Los Angeles CA Unified School District GO	5.000%	7/1/2037	10,545	12,434
Los Angeles CA Unified School District GO	3.000%	7/1/2038	200	189
Los Angeles CA Unified School District GO	4.000%	7/1/2038	2,070	2,121
Los Angeles CA Unified School District GO	5.000%	7/1/2038	70	73
Los Angeles CA Unified School District GO	5.000%	7/1/2038	2,035	2,347
Los Angeles CA Unified School District GO	4.000%	7/1/2039	2,315	2,363
Los Angeles CA Unified School District GO	5.000%	7/1/2039	5,155	5,978
Los Angeles CA Unified School District GO	4.000%	7/1/2040	1,835	1,862
Los Angeles CA Unified School District GO	5.000%	7/1/2040	3,940	4,513
Los Angeles CA Unified School District GO	5.250%	7/1/2040	3,130	3,603
Los Angeles CA Unified School District GO	5.000%	7/1/2041	2,155	2,413
Los Angeles CA Unified School District GO	5.000%	7/1/2041	1,580	1,789
Los Angeles CA Unified School District GO	5.000%	7/1/2042	4,915	5,506
Los Angeles CA Unified School District GO	5.250%	7/1/2042	20,560	21,395
Los Angeles CA Unified School District GO	5.000%	7/1/2043	590	654
Los Angeles CA Unified School District GO	4.000%	7/1/2044	4,130	4,116
Los Angeles CA Unified School District GO	4.000%	7/1/2044	340	339
Los Angeles CA Unified School District GO	5.000%	7/1/2044	1,395	1,530
Los Angeles CA Unified School District GO	3.000%	7/1/2045	25	20
Los Angeles CA Unified School District GO	5.000%	7/1/2045	5,480	5,963
Los Angeles CA Unified School District GO	2.625%	7/1/2046	2,000	1,448
Los Angeles CA Unified School District GO	4.000%	7/1/2046	185	181
Los Angeles CA Unified School District GO	5.250%	7/1/2047	7,780	8,371
Los Angeles CA Unified School District GO	5.250%	7/1/2048	7,500	8,112
Los Angeles CA Unified School District GO	4.000%	7/1/2049	6,175	5,955
Los Angeles CA Unified School District GO	5.000%	7/1/2049	9,000	9,619
Los Angeles CA Unified School District GO	5.250%	7/1/2049	1,100	1,195
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2026	310	315
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	280	299
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	505	540
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	5,000	5,347
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2030	85	95
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2031	5	6
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	55	65
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2034	5,000	6,040
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2038	5,000	5,883
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2041	1,000	1,133
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	1,300	1,443
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2044	5,000	5,516
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	5,950	6,536
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2047	815	864
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/2047	50	51
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2048	5,000	5,121
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/2050	14,400	15,739
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/2052	2,480	2,337
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2055	4,785	5,089
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2049	2,000	2,163
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2054	2,000	2,151
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2057	4,500	4,836
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2043	8,500	8,838
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/2048	5,630	5,401
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2051	10,000	10,264
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2038	1,690	1,970
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2026	600	609
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	140	146
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	925	991
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	620	682
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	335	369
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	760	856
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	405	457
17

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	1,070	1,231
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	1,445	1,626
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	165	190
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	3,260	3,309
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	3,460	3,884
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	315	369
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	545	628
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	115	117
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	2,905	3,252
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	6,760	7,040
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	365	419
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2034	205	221
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	3,335	3,716
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	10,055	10,455
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	475	508
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	290	305
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2035	1,420	1,567
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	1,440	1,582
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	600	637
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	130	135
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	585	606
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	1,660	1,815
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	1,560	1,579
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	80	85
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	25	26
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2038	3,190	3,327
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	1,340	1,385
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	125	132
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	1,085	1,121
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	120	126
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	5,730	5,895
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	600	616
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	10,115	10,518
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	2,000	2,324
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2040	6,960	6,960
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	3,200	3,341
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	1,500	1,650
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	5,000	5,251
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2046	12,480	12,009
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2049	5,000	5,542
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2050	7,500	8,178
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/2051	2,650	1,846
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2053	7,010	7,570
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2053	1,960	2,158
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2054	5,480	5,952
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2054	5,155	5,717
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2026	250	253
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	20	21
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2029	350	385
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	210	232
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	5	6
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	270	301
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	1,095	1,207
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	640	704
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	4,105	4,567
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	1,765	1,938
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	515	572
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	5,185	5,676
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	490	542
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	3,135	3,816
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	1,380	1,498
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	670	724
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	1,705	1,836
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	10,125	10,327
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	4,150	4,450
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	3,270	3,307
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	295	314
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	1,995	2,036
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	1,535	1,717
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	2,640	2,746
18

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	6,360	7,036
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	4,750	4,902
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	1,400	1,537
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	10,540	11,155
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	15,255	14,654
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	290	279
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	1,820	1,905
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	12,125	12,975
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2049	6,150	6,294
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2050	6,000	6,397
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2051	14,025	15,237
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	1,340	1,357
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	415	422
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,175	1,222
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,235	1,285
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,245	1,318
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	455	482
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,070	1,133
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	16,825	17,630
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	380	411
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	310	335
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	2,180	2,355
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,000	1,070
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,675	2,945
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,755	1,932
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	20,050	21,872
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,430	1,527
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	9,945	11,118
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	4,915	5,495
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	410	437
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	440	499
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	4,560	5,173
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	5,560	5,866
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	240	256
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,075	1,234
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	4,335	4,976
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	150	153
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,890	2,188
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	4,500	5,209
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,505	1,580
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	5,000	5,106
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,030	1,167
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,810	3,227
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,110	1,266
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	3,830	4,455
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	365	379
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	5,980	6,725
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	1,390	1,573
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	4,000	4,610
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	120	124
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	5,000	5,578
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	6,880	7,720
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	7,500	8,559
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	3,285	3,393
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	6,175	6,845
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	4,750	5,379
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	3,845	4,095
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	535	580
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	885	980
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	585	585
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	2,635	2,791
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	5,775	6,183
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,355	1,487
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	16,750	18,637
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	9,395	9,939
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,075	1,148
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	3,405	3,685
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	17,080	17,335
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,010	1,011
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	7,080	7,155
19

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,945	3,056
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	765	815
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	5,245	5,562
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	550	590
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	7,300	7,481
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	7,480	7,909
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	6,930	7,301
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	2,575	2,742
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	3,525	3,766
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	2,035	2,181
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	125	129
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	1,490	1,527
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	1,860	1,926
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	315	328
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	5,000	5,186
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	675	698
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	4,300	4,519
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	4,245	4,413
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	6,620	6,948
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	5,610	5,783
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	635	646
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	2,545	2,656
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	150	153
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	515	538
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2049	7,105	7,298
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	6,000	6,157
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	7,700	8,045
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	8,340	8,731
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	6,700	6,898
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	8,285	8,511
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	7,000	7,207
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	5,000	5,233
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	470	487
[1]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	6,455	6,767
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2053	3,000	3,154
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2054	6,000	6,358
[1]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	2,250	2,355
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	4,810	5,018
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	75	78
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	9,795	10,590
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	595	622
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	115	132
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,015	1,160
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,500	1,739
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	355	373
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,215	1,415
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	5,085	5,325
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	840	907
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	385	414
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	125	137
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	1,120	1,194
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	215	235
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	3,580	3,797
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	2,705	2,869
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	415	450
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	2,985	2,987
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,795	1,892
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	3,815	3,861
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	150	161
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	255	271
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	215	229
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,635	1,676
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	2,140	2,156
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	5,605	5,607
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	105	109
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2047	4,895	4,657
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	11,135	11,559
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2048	6,095	6,200
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2048	1,875	1,902
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2049	4,385	4,129
20

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2050	4,185	4,298
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	8,415	8,707
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2053	4,700	4,962
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2025	490	490
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2027	845	866
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2028	1,410	1,443
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	2,660	2,720
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2032	70	71
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2033	11,160	11,212
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2035	2,995	3,007
	Manteca Unified School District GO	5.250%	8/1/2050	3,850	4,181
[3]	Merced Union High School District GO	0.000%	8/1/2030	700	616
	Modesto High School District GO	5.250%	8/1/2050	1,005	1,095
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.250%	10/1/2048	1,900	2,060
	Montebello Unified School District GO	4.000%	8/1/2046	1,500	1,458
[1]	Moreno Valley CA Unified School District GO	5.000%	8/1/2050	3,000	3,193
	Mount San Antonio Community College District GO	5.875%	8/1/2028	5,000	5,412
	Mount San Antonio Community College District GO	5.000%	8/1/2044	170	178
	Mount San Antonio Community College District GO	0.000%	8/1/2045	6,670	2,720
	Mount San Antonio Community College District GO	0.000%	8/1/2046	6,200	2,402
	Mount San Antonio Community College District GO	4.000%	8/1/2046	1,500	1,467
	Mount San Antonio Community College District GO	4.000%	8/1/2049	9,615	9,210
	Mount San Antonio Community College District GO	4.000%	8/1/2049	5,780	5,536
[4]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/2028	0.000%	8/1/2043	250	252
	Mount San Jacinto Community College District GO	4.000%	8/1/2043	16,710	16,680
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/2026	315	319
	Mt San Antonio Community College District GO	5.250%	8/1/2055	2,650	2,878
[3]	Napa Valley Unified School District GO	4.000%	8/1/2044	5,365	5,295
[3]	New Haven Unified School District GO	0.000%	8/1/2033	325	263
[3]	New Haven Unified School District GO	0.000%	8/1/2034	495	386
	Newport Mesa Unified School District GO	0.000%	8/1/2034	300	236
	Newport Mesa Unified School District GO	0.000%	8/1/2036	400	290
	Newport Mesa Unified School District GO	0.000%	8/1/2045	1,000	406
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2042	485	493
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2047	510	516
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2031	35	41
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2032	225	267
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2033	505	583
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2037	5,000	5,870
[3]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2038	1,170	707
	Oakland CA GO	3.000%	1/15/2050	4,225	3,173
	Oakland CA GO	5.500%	7/15/2053	3,445	3,728
	Ohlone Community College District GO	4.000%	8/1/2041	1,000	993
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	6,265	6,672
	Ontario Public Financing Authority Lease (Abatement) Revenue	4.500%	11/1/2055	2,000	2,018
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.250%	11/1/2055	2,500	2,700
[3]	Orange County CA Ocean View School District GO	2.375%	8/1/2050	2,660	1,701
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2036	50	54
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2041	765	805
	Orange County Municipal Water District Water Facilities Corp. Water Revenue	4.000%	8/15/2041	165	165
	Oxnard Union High School District GO	4.000%	8/1/2047	4,790	4,619
	Palo Alto Unified School District GO	3.250%	8/1/2042	11,520	10,485
	Palomar Community College District GO	4.000%	8/1/2045	3,780	3,712
	Pasadena Area Community College District GO	5.000%	8/1/2048	2,970	3,144
	Pasadena Area Community College District GO	4.000%	8/1/2052	2,780	2,649
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/2051	1,525	1,588
	Peralta Community College District GO	5.000%	8/1/2050	2,500	2,675
	Peralta Community College District GO	5.000%	8/1/2054	2,500	2,667
	Perris CA Union High School District GO	3.000%	9/1/2045	40	32
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2046	3,015	1,183
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2049	500	171
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/2046	7,430	7,277
	Pleasanton Unified School District GO	4.250%	8/1/2050	4,700	4,719
	Pleasanton Unified School District GO	4.000%	8/1/2052	3,000	2,891
	Pleasanton Unified School District GO	4.500%	8/1/2052	4,725	4,827
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2026	1,065	1,084
	Poway Unified School District GO	0.000%	8/1/2032	140	117
	Poway Unified School District GO	0.000%	8/1/2033	2,145	1,726
	Poway Unified School District GO	0.000%	8/1/2035	3,690	2,748
	Poway Unified School District GO	0.000%	8/1/2036	1,000	711
21

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Poway Unified School District GO	0.000%	8/1/2037	3,025	2,050
	Poway Unified School District GO	0.000%	8/1/2038	2,000	1,289
	Poway Unified School District GO	0.000%	8/1/2040	12,450	7,182
	Poway Unified School District GO	0.000%	8/1/2046	13,990	5,523
	Redlands Unified School District GO	5.000%	7/1/2050	3,340	3,533
	Redlands Unified School District GO	5.000%	7/1/2054	2,730	2,877
	Rio Hondo CA Community College District GO	6.850%	8/1/2042	3,550	4,432
	Rio Hondo CA Community College District GO	0.000%	8/1/2043	6,000	2,612
	Rio Hondo CA Community College District GO	0.000%	8/1/2044	5,000	2,054
	Rio Hondo CA Community College District GO	0.000%	8/1/2045	5,000	1,947
	Rio Hondo CA Community College District GO	5.000%	8/1/2050	4,925	5,262
	Rio Hondo CA Community College District GO	5.250%	8/1/2055	2,200	2,387
[3]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/2047	195	192
[3]	River Islands Public Financing Authority Special Tax Revenue	5.250%	9/1/2052	9,030	9,555
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2037	1,040	1,113
	Riverside Community College District GO	4.000%	8/1/2050	8,695	8,277
	Riverside Community College District GO	4.000%	8/1/2054	4,855	4,564
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/2025	330	330
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/2025	2,815	2,815
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2038	630	637
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2039	3,695	3,714
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	855	849
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2041	2,500	1,298
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2043	2,595	1,186
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2046	3,640	3,327
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2049	6,625	4,899
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2030	1,020	1,076
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2031	2,695	2,843
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2032	1,905	2,008
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2035	175	184
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2037	1,020	1,065
	Riverside Unified School District GO	4.000%	8/1/2042	5,105	5,105
	Roseville Joint Union High School District GO	3.000%	8/1/2040	1,435	1,269
[3]	Sacramento CA City Unified School District GO	0.000%	7/1/2030	4,515	4,005
	Sacramento CA City Unified School District GO	4.000%	5/1/2047	570	542
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/2047	2,070	2,187
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/2052	11,305	11,886
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2049	2,430	2,575
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2049	3,435	3,708
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2054	15,450	16,255
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2054	8,690	9,312
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2037	660	725
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2038	5,030	5,406
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2039	2,560	2,741
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2048	370	395
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2049	6,200	6,633
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2050	5,715	5,942
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2054	7,525	7,993
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2030	360	399
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2031	10,385	11,693
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2032	6,535	7,577
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2032	55	65
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2033	275	330
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2035	85	100
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2036	220	258
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2037	140	163
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2038	105	121
[3]	San Bernardino City Unified School District GO	3.000%	8/1/2044	6,780	5,583
	San Bernardino Community College District GO	4.125%	8/1/2049	1,165	1,144
	San Bernardino Community College District GO, Prere.	4.000%	8/16/2027	280	288
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2026	155	159
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2027	1,605	1,683
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/2025	15,450	15,462
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2038	1,335	1,375
	San Diego CA Unified School District GO	5.000%	7/1/2026	2,000	2,032
[3]	San Diego CA Unified School District GO	5.500%	7/1/2026	15	15
	San Diego CA Unified School District GO	5.000%	7/1/2027	2,000	2,089
[3]	San Diego CA Unified School District GO	5.500%	7/1/2027	215	227
	San Diego CA Unified School District GO	5.000%	7/1/2028	1,075	1,155
	San Diego CA Unified School District GO	4.000%	7/1/2029	1,515	1,531
22

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego CA Unified School District GO	5.000%	7/1/2029	20	22
	San Diego CA Unified School District GO	0.000%	7/1/2030	105	92
	San Diego CA Unified School District GO	5.000%	7/1/2030	50	57
	San Diego CA Unified School District GO	0.000%	7/1/2031	430	367
	San Diego CA Unified School District GO	0.000%	7/1/2031	1,270	1,090
	San Diego CA Unified School District GO	0.000%	7/1/2035	1,000	742
	San Diego CA Unified School District GO	0.000%	7/1/2036	340	242
	San Diego CA Unified School District GO	0.000%	7/1/2036	895	626
	San Diego CA Unified School District GO	0.000%	7/1/2037	1,570	1,063
	San Diego CA Unified School District GO	0.000%	7/1/2038	170	109
	San Diego CA Unified School District GO	0.000%	7/1/2039	1,595	976
	San Diego CA Unified School District GO	0.000%	7/1/2040	1,000	575
	San Diego CA Unified School District GO	0.000%	7/1/2041	4,850	2,632
	San Diego CA Unified School District GO	5.000%	7/1/2041	1,940	2,320
	San Diego CA Unified School District GO	3.125%	7/1/2042	3,085	2,712
	San Diego CA Unified School District GO	5.000%	7/1/2042	195	230
	San Diego CA Unified School District GO	0.000%	7/1/2043	1,185	571
	San Diego CA Unified School District GO	5.000%	7/1/2043	60	66
	San Diego CA Unified School District GO	0.000%	7/1/2044	5,750	2,612
	San Diego CA Unified School District GO	0.000%	7/1/2045	1,775	765
	San Diego CA Unified School District GO	0.000%	7/1/2045	900	388
	San Diego CA Unified School District GO	2.000%	7/1/2045	8,000	5,206
	San Diego CA Unified School District GO	2.250%	7/1/2045	100	68
	San Diego CA Unified School District GO	4.000%	7/1/2045	535	523
	San Diego CA Unified School District GO	4.000%	7/1/2045	5	5
	San Diego CA Unified School District GO	4.000%	7/1/2046	6,865	6,706
	San Diego CA Unified School District GO	4.000%	7/1/2046	10,040	9,807
	San Diego CA Unified School District GO	0.000%	7/1/2047	5,980	2,341
	San Diego CA Unified School District GO	4.000%	7/1/2047	17,770	17,136
	San Diego CA Unified School District GO	3.250%	7/1/2048	11,160	9,190
	San Diego CA Unified School District GO	5.000%	7/1/2048	6,495	6,916
	San Diego CA Unified School District GO	4.000%	7/1/2049	700	676
	San Diego CA Unified School District GO	5.000%	7/1/2049	1,555	1,661
	San Diego CA Unified School District GO	3.000%	7/1/2050	6,395	4,895
	San Diego CA Unified School District GO	4.000%	7/1/2050	1,000	959
	San Diego CA Unified School District GO	5.000%	7/1/2050	8,710	9,317
	San Diego CA Unified School District GO	4.250%	7/1/2052	3,485	3,459
	San Diego CA Unified School District GO	4.000%	7/1/2053	17,075	16,229
	San Diego CA Unified School District GO	4.000%	7/1/2053	18,140	17,241
	San Diego CA Unified School District GO	5.000%	7/1/2053	3,200	3,371
	San Diego CA Unified School District GO	4.000%	7/1/2054	5,290	4,998
	San Diego CA Unified School District GO	5.000%	7/1/2055	5,725	6,082
[4]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/2032	0.000%	7/1/2042	250	207
[4]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/2032	0.000%	7/1/2047	12,695	10,282
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2041	15,100	15,877
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2048	1,230	1,191
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	385	338
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	515	453
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	100	88
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2031	1,040	889
	San Diego Community College District GO	4.000%	8/1/2050	6,000	5,802
	San Diego Community College District GO	5.000%	8/1/2055	13,500	14,493
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	230	233
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	245	248
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	1,340	1,366
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	200	204
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	2,150	2,191
	San Diego County CA COP	5.000%	10/1/2048	3,745	3,979
	San Diego County CA COP	5.000%	10/1/2053	4,415	4,648
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	755	812
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	115	122
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,945	1,986
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	4,300	4,455
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	245	245
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2046	200	210
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2047	1,750	1,776
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	5,800	5,427
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2032	195	229
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2033	140	167
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2036	350	410
23

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2037	75	87
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2038	265	305
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2041	705	710
	San Diego County Water Authority Water Revenue	5.000%	5/1/2028	2,225	2,367
	San Diego County Water Authority Water Revenue	5.000%	5/1/2032	130	149
	San Diego County Water Authority Water Revenue	4.000%	5/1/2033	140	151
	San Diego County Water Authority Water Revenue	4.000%	5/1/2034	1,575	1,692
	San Diego County Water Authority Water Revenue	4.000%	5/1/2035	290	309
	San Diego County Water Authority Water Revenue	4.000%	5/1/2036	815	860
	San Diego County Water Authority Water Revenue	4.000%	5/1/2037	420	440
	San Diego County Water Authority Water Revenue	4.000%	5/1/2038	6,630	6,883
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2047	5,695	6,035
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/2047	2,330	2,411
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	3.000%	8/1/2049	4,660	3,659
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2052	2,100	2,204
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2052	10,000	9,652
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2050	3,000	3,194
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	10/15/2055	7,500	8,105
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2044	10	10
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/2048	4,525	4,393
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2049	7,060	7,502
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/2050	70	67
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/2052	4,020	4,283
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2054	3,620	3,818
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2027	505	512
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2026	360	367
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2027	600	611
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2028	380	387
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2034	500	510
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2036	90	93
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2037	4,500	4,558
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	3,205	2,999
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2039	5,005	5,876
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	25	28
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	4,255	4,916
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2042	5,300	4,671
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	6,225	6,974
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2044	3,500	3,470
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2044	3,750	4,154
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2045	8,585	8,470
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2045	3,235	3,565
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2047	8,600	8,382
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2047	5,000	5,093
	San Francisco Bay Area Rapid Transit District GO	5.250%	8/1/2047	1,000	1,066
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2049	1,170	900
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	5,625	4,276
[1]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	6,315	4,844
	San Francisco Bay Area Rapid Transit District GO	4.250%	8/1/2052	10,640	10,567
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	5,940	4,893
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	5.000%	4/1/2028	500	501
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/2042	2,170	2,168
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	4/1/2045	6,090	5,934
	San Francisco CA City & County GO	5.000%	6/15/2026	1,000	1,015
	San Francisco CA City & County GO	5.000%	6/15/2029	1,000	1,101
	San Francisco CA City & County GO	5.000%	6/15/2031	1,285	1,483
	San Francisco CA City & County GO	4.000%	6/15/2032	35	36
	San Francisco CA City & County GO	5.000%	6/15/2032	25	29
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	3,135	3,214
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2028	1,615	1,654
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2030	3,000	3,416
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2033	3,000	3,601
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2034	3,000	3,640
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2036	3,505	3,522
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	3,080	3,601
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2037	3,095	3,591
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2039	7,920	7,889
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	1,760	2,161
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	1,000	1,032
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	1,300	1,583
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2041	1,415	1,443
24

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	5,350	5,084
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	2,950	2,803
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2050	6,295	6,538
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2050	1,055	1,072
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2051	945	1,008
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2055	12,500	13,270
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	7,950	8,614
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2026	1,030	1,043
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2026	120	121
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	145	158
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	200	227
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2033	260	282
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	6,390	6,919
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	1,725	1,861
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	1,645	1,768
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2038	3,040	3,244
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2041	3,000	3,334
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	140	151
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	1,020	1,025
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2047	12,835	13,005
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2048	3,380	3,451
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2049	7,490	7,693
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2049	7,550	7,973
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2050	1,260	1,293
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2052	9,705	10,090
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2053	4,030	4,273
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/2053	4,020	4,211
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2027	235	248
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2028	620	671
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2030	330	375
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2031	900	1,045
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2032	240	283
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2033	85	100
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2034	80	93
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2035	175	203
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2042	12,120	11,797
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	135	139
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2044	205	218
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2046	220	232
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2047	3,000	2,901
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2048	1,975	1,898
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2049	3,230	3,454
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2050	95	90
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2051	165	156
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	2,170	2,293
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	8,175	8,567
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/2028	5	5
	San Francisco Community College District GO	4.000%	6/15/2045	1,075	1,051
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2046	260	251
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2051	10,700	10,116
	San Francisco Unified School District GO	5.000%	6/15/2027	11,595	12,087
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2041	3,000	3,050
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	285	232
25

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/2033	1,165	1,298
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	3,465	3,627
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/2044	4,395	4,397
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/2049	4,335	4,337
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2050	3,998	3,669
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2026	2,135	2,126
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2027	120	117
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	370	351
	San Jose CA GO	5.000%	9/1/2045	10,000	10,411
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2047	1,745	1,863
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2027	50	52
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2035	4,870	5,049
	San Juan Unified School District GO	4.000%	8/1/2046	7,065	6,843
	San Juan Unified School District GO	4.000%	8/1/2049	4,000	3,814
	San Marcos Unified School District GO	5.250%	8/1/2050	12,225	13,357
	San Marcos Unified School District GO	0.000%	8/1/2051	1,000	322
	San Marcos Unified School District GO	5.250%	8/1/2055	3,620	3,937
	San Mateo CA Foster City School District GO	5.000%	8/1/2051	1,190	1,266
	San Mateo County Community College District GO	5.000%	9/1/2045	8,090	8,359
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/2049	9,000	9,372
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2046	6,500	5,213
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/2055	950	601
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2043	7,610	7,887
	San Mateo Union High School District GO	4.000%	9/1/2034	800	806
	San Mateo Union High School District GO	2.125%	9/1/2048	700	443
[4]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/2028	0.000%	9/1/2041	1,120	1,208
[4]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/2034	0.000%	9/1/2046	150	121
[3]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2049	1,000	1,005
[3]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2052	85	85
	Santa Barbara Secondary High School District GO	0.000%	8/1/2036	200	131
	Santa Barbara Secondary High School District GO	0.000%	8/1/2040	1,450	791
	Santa Clara County CA GO	3.500%	8/1/2038	85	83
	Santa Clara County CA GO	3.250%	8/1/2039	1,215	1,149
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/2037	80	76
	Santa Clara Unified School District GO	3.500%	7/1/2042	305	286
	Santa Clara Unified School District GO	3.250%	7/1/2044	17,095	14,893
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2027	30	31
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2028	330	352
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2029	150	164
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2030	190	214
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2031	105	121
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2032	60	70
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2033	240	286
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2034	130	154
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2035	560	658
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2036	165	193
	Santa Clara Valley Water District (Water Utility System Improvement Project) COP	4.000%	6/1/2026	450	453
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/2046	1,100	1,102
	Santa Monica Community College District GO	5.000%	8/1/2043	1,570	1,618
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/2049	25	19
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2050	5,000	5,300
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2054	4,800	5,055
	Santa Rosa High School District GO	5.250%	8/1/2050	2,500	2,706
	Santa Rosa High School District GO	5.000%	8/1/2053	8,285	8,691
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	2.375%	8/1/2044	400	290
[3]	Selma Unified School District GO	3.000%	8/1/2049	2,100	1,617
	Silicon Valley Clean Water Sewer Revenue (Wastewater Projects)	0.500%	3/1/2026	135	134
	South San Francisco Unified School District GO	4.000%	9/1/2048	6,035	5,907
	Southern California Metropolitan Water District Water Revenue	2.500%	7/1/2026	890	886
	Southern California Metropolitan Water District Water Revenue	2.500%	7/1/2027	575	570
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	185	194
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	95	100
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2027	130	137
	Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2028	18,000	18,281
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2028	280	303
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2029	105	116
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2029	20	22
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2030	515	562
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2031	575	627
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2034	185	200
26

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2035	890	961
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2037	4,190	5,026
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2038	2,940	3,496
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	4,005	4,399
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	1,000	1,068
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	7,725	8,446
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2040	5,205	5,654
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2048	825	886
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2049	2,175	2,342
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2049	4,605	4,783
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2053	110	117
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2029	6,515	6,924
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2026	670	671
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2035	200	227
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2036	30	34
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	7,695	8,114
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2028	1,035	1,096
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	250	270
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	1,295	1,426
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	5,070	5,076
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2049	4,870	5,100
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2049	4,565	4,869
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2053	1,000	1,041
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2053	5,190	5,423
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	3,250	3,439
	Southwestern Community College District GO	3.000%	8/1/2041	1,355	1,178
	Southwestern Community College District GO	0.000%	8/1/2046	320	124
[1]	Southwestern Community College District GO	2.500%	8/1/2046	1,000	713
	Southwestern Community College District GO	4.000%	8/1/2046	12,325	12,122
	Southwestern Community College District GO	4.000%	8/1/2047	6,715	6,568
	State Center Community College District GO	5.000%	8/1/2047	3,785	4,031
[1]	Stockton Unified School District GO	5.000%	8/1/2049	6,430	6,856
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/2045	1,740	1,718
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/2050	5,060	4,855
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	2.500%	4/1/2052	1,000	668
[3]	Sweetwater Union High School District GO	3.375%	8/1/2040	25	24
	Sweetwater Union High School District GO	4.000%	8/1/2042	17,125	16,911
[3]	Sweetwater Union High School District GO	0.000%	8/1/2046	2,250	777
	Sweetwater Union High School District GO	5.000%	8/1/2052	6,050	6,293
	Torrance Unified School District GO	0.000%	8/1/2034	3,880	2,599
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	1,065	1,084
[3]	Twin Rivers Unified School District GO	0.000%	8/1/2041	375	185
[3]	Twin Rivers Unified School District GO	0.000%	8/1/2044	840	350
	Union Sanitary District Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/15/2030	5,000	5,604
	University of California College & University Revenue	5.000%	5/15/2026	15	15
	University of California College & University Revenue	5.000%	5/15/2026	11,800	11,954
	University of California College & University Revenue	5.000%	5/15/2026	4,545	4,604
	University of California College & University Revenue	5.000%	5/15/2027	7,240	7,542
	University of California College & University Revenue	5.000%	5/15/2027	60	63
	University of California College & University Revenue	5.000%	5/15/2027	50	52
	University of California College & University Revenue	5.000%	5/15/2027	10,000	10,417
	University of California College & University Revenue	5.000%	5/15/2028	25	27
	University of California College & University Revenue	5.000%	5/15/2028	11,800	12,622
	University of California College & University Revenue	5.000%	5/15/2028	8,150	8,718
	University of California College & University Revenue	5.000%	5/15/2029	2,885	3,163
	University of California College & University Revenue	5.000%	5/15/2029	1,950	2,030
	University of California College & University Revenue	5.000%	5/15/2029	15,000	16,447
	University of California College & University Revenue	5.000%	5/15/2029	4,350	4,770
	University of California College & University Revenue	5.000%	5/15/2030	1,015	1,056
	University of California College & University Revenue	5.000%	5/15/2030	21,070	23,624
	University of California College & University Revenue	5.000%	5/15/2030	9,725	10,904
	University of California College & University Revenue	5.000%	5/15/2031	35	40
	University of California College & University Revenue	5.000%	5/15/2031	805	919
27

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue	5.000%	5/15/2031	135	154
University of California College & University Revenue	5.000%	5/15/2031	8,490	9,696
University of California College & University Revenue	5.000%	5/15/2031	5,000	5,710
University of California College & University Revenue	5.000%	5/15/2032	725	773
University of California College & University Revenue	5.000%	5/15/2032	75	84
University of California College & University Revenue	5.000%	5/15/2032	825	858
University of California College & University Revenue	5.000%	5/15/2032	665	775
University of California College & University Revenue	5.000%	5/15/2032	1,300	1,515
University of California College & University Revenue	5.000%	5/15/2032	16,750	19,514
University of California College & University Revenue	4.000%	5/15/2033	130	133
University of California College & University Revenue	5.000%	5/15/2033	6,390	6,799
University of California College & University Revenue	5.000%	5/15/2033	3,195	3,784
University of California College & University Revenue	5.000%	5/15/2033	370	412
University of California College & University Revenue	5.000%	5/15/2033	2,550	3,020
University of California College & University Revenue	5.000%	5/15/2033	555	657
University of California College & University Revenue	4.000%	5/15/2034	15	15
University of California College & University Revenue	5.000%	5/15/2034	20	22
University of California College & University Revenue	5.000%	5/15/2034	3,165	3,726
University of California College & University Revenue	5.000%	5/15/2034	6,000	7,164
University of California College & University Revenue	4.000%	5/15/2035	55	56
University of California College & University Revenue	5.000%	5/15/2035	680	720
University of California College & University Revenue	5.000%	5/15/2035	195	215
University of California College & University Revenue	5.000%	5/15/2035	50	57
University of California College & University Revenue	5.000%	5/15/2035	14,025	16,363
University of California College & University Revenue	5.000%	5/15/2035	390	455
University of California College & University Revenue	5.000%	5/15/2035	10,375	12,310
University of California College & University Revenue	5.000%	5/15/2035	27,135	32,196
University of California College & University Revenue	5.000%	5/15/2035	2,780	3,342
University of California College & University Revenue	5.000%	5/15/2036	3,875	4,003
University of California College & University Revenue	5.000%	5/15/2036	85	90
University of California College & University Revenue	5.000%	5/15/2036	360	395
University of California College & University Revenue	5.000%	5/15/2036	425	483
University of California College & University Revenue	5.000%	5/15/2036	7,450	8,747
University of California College & University Revenue	5.000%	5/15/2036	2,130	2,501
University of California College & University Revenue	5.000%	5/15/2036	5,005	5,966
University of California College & University Revenue	4.000%	5/15/2037	635	656
University of California College & University Revenue	5.000%	5/15/2037	95	98
University of California College & University Revenue	5.000%	5/15/2037	9,575	11,134
University of California College & University Revenue	5.000%	5/15/2037	10,000	11,795
University of California College & University Revenue	5.000%	5/15/2038	25	26
University of California College & University Revenue	5.000%	5/15/2038	175	190
University of California College & University Revenue	5.000%	5/15/2038	8,060	8,105
University of California College & University Revenue	5.000%	5/15/2038	125	142
University of California College & University Revenue	5.000%	5/15/2038	10,155	11,684
University of California College & University Revenue	5.000%	5/15/2038	5,300	6,098
University of California College & University Revenue	5.000%	5/15/2038	10,000	11,659
University of California College & University Revenue	5.000%	5/15/2038	4,040	4,710
University of California College & University Revenue	5.000%	5/15/2038	10,200	11,892
University of California College & University Revenue	5.000%	5/15/2039	1,300	1,406
University of California College & University Revenue	5.000%	5/15/2039	1,000	1,113
University of California College & University Revenue	5.000%	5/15/2039	6,330	7,151
University of California College & University Revenue	5.000%	5/15/2039	6,865	7,859
University of California College & University Revenue	5.000%	5/15/2040	5,585	6,314
University of California College & University Revenue	5.000%	5/15/2040	4,810	5,492
University of California College & University Revenue	5.000%	5/15/2040	6,445	7,359
University of California College & University Revenue	5.500%	5/15/2040	10,735	12,362
University of California College & University Revenue	5.000%	5/15/2041	2,410	2,575
University of California College & University Revenue	5.000%	5/15/2041	1,465	1,640
University of California College & University Revenue	5.000%	5/15/2042	1,180	1,254
University of California College & University Revenue	5.000%	5/15/2042	5,005	5,500
University of California College & University Revenue	5.000%	5/15/2042	8,700	9,651
University of California College & University Revenue	5.250%	5/15/2042	720	739
University of California College & University Revenue	5.000%	5/15/2043	21,990	22,832
University of California College & University Revenue	5.000%	5/15/2043	5,420	5,730
University of California College & University Revenue	5.000%	5/15/2043	9,070	9,889
University of California College & University Revenue	5.000%	5/15/2043	2,140	2,354
University of California College & University Revenue	5.000%	5/15/2043	5,900	6,489
University of California College & University Revenue	5.000%	5/15/2044	2,700	2,948
University of California College & University Revenue	5.000%	5/15/2044	3,500	3,849
University of California College & University Revenue	4.000%	5/15/2045	4,795	4,681
28

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	4.000%	5/15/2046	4,645	4,528
	University of California College & University Revenue	5.000%	5/15/2046	17,865	17,895
	University of California College & University Revenue	4.000%	5/15/2047	11,965	11,598
	University of California College & University Revenue	5.000%	5/15/2047	490	499
	University of California College & University Revenue	5.250%	5/15/2047	4,080	4,169
	University of California College & University Revenue	4.000%	5/15/2048	1,300	1,234
	University of California College & University Revenue	5.000%	5/15/2048	10,715	10,985
	University of California College & University Revenue	2.500%	5/15/2050	2,950	1,944
	University of California College & University Revenue	4.000%	5/15/2050	2,715	2,599
	University of California College & University Revenue	4.000%	5/15/2051	5,000	4,781
	University of California College & University Revenue	5.000%	5/15/2053	15,000	15,943
	University of California College & University Revenue	5.000%	5/15/2054	6,410	6,773
	University of California College & University Revenue	4.000%	5/15/2055	4,760	4,505
	University of California College & University Revenue	5.250%	5/15/2055	8,000	8,659
	University of California College & University Revenue	5.250%	5/15/2058	6,725	6,899
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2032	305	317
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2033	615	638
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2033	45	51
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	395	447
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	125	129
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	355	399
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	1,095	1,100
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	85	89
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2036	270	279
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2037	10,730	11,152
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2039	1,000	1,028
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2042	26,310	26,903
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2043	195	202
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2046	3,025	2,933
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	14,865	15,684
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2047	10,720	10,303
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2047	16,170	16,452
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2048	7,460	7,063
	University of California College & University Revenue (Limited Project)	3.000%	5/15/2051	14,015	10,728
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2051	2,270	2,154
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2058	13,880	14,140
	University of California College & University Revenue VRDO	3.250%	11/3/2025	64,960	64,960
	Upland Unified School District GO	0.000%	8/1/2050	2,300	780
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/2045	2,635	2,591
[3]	Val Verde Unified School District GO	4.000%	8/1/2046	1,040	1,014
[3]	Val Verde Unified School District GO	4.000%	8/1/2051	1,725	1,638
	Ventura County Community College District GO	3.125%	8/1/2031	590	590
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	2,860	2,962
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	1,635	1,707
	Vista Unified School District GO	4.000%	8/1/2048	8,735	8,419
[3]	West Contra Costa Unified School District GO	0.000%	8/1/2032	2,125	1,757
[5]	West Contra Costa Unified School District GO	0.000%	8/1/2034	1,000	750
[3]	West Contra Costa Unified School District GO	3.000%	8/1/2051	4,890	3,738
[1]	West Contra Costa Unified School District GO	4.000%	8/1/2054	970	910
[1]	West Contra Costa Unified School District GO	5.000%	8/1/2054	3,385	3,549
	West Valley-Mission Community College District GO	4.000%	8/1/2040	1,435	1,435
	Westside Union School District GO	0.000%	8/1/2040	355	190
	Westside Union School District GO	0.000%	8/1/2045	265	107
[3]	William S Hart Union High School District GO	0.000%	9/1/2028	1,385	1,284
	William S Hart Union High School District GO	0.000%	8/1/2033	1,450	1,164
[3]	William S Hart Union High School District GO	0.000%	8/1/2034	730	567
[3]	William S Hart Union High School District GO	0.000%	8/1/2035	1,455	1,085
	William S Hart Union High School District GO	3.500%	8/1/2038	385	382
					7,382,085
Colorado (1.2%)
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.500%	12/1/2026	6,000	6,188
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2029	2,170	2,380
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2030	13,825	14,148
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2031	1,625	1,663
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2040	8,690	8,694
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2048	2,500	2,656
	Adams 12 Five Star Schools GO	5.000%	12/15/2033	4,005	4,093
	Adams 12 Five Star Schools GO	5.000%	12/15/2034	1,000	1,020
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	300	308
29

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	5,000	5,134
	Adams County CO COP	4.000%	12/1/2045	12,930	12,571
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2030	3,500	3,919
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2031	3,085	3,092
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2031	3,230	3,681
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2042	1,010	1,133
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/2043	6,435	6,784
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	10	10
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	1,435	1,459
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	3,560	3,619
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	2,725	2,770
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/2038	1,375	1,375
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2043	17,500	19,522
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/2025	1,545	1,549
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/2026	10,000	10,267
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2042	50	51
[3]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/2049	3,000	3,206
[3]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/2050	3,500	3,737
[3]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/2054	8,500	9,043
[3]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.500%	12/1/2054	4,050	4,389
	Colorado COP	5.000%	12/15/2031	3,385	3,770
	Colorado COP	5.000%	12/15/2031	660	705
	Colorado COP	5.000%	12/15/2032	4,070	4,343
	Colorado COP	5.000%	12/15/2033	610	674
	Colorado COP	4.000%	12/15/2034	1,095	1,145
	Colorado COP	5.000%	12/15/2034	2,265	2,532
	Colorado COP	4.000%	12/15/2035	7,965	8,263
	Colorado COP	3.000%	12/15/2036	2,375	2,246
	Colorado COP	3.000%	12/15/2037	220	204
	Colorado COP	4.000%	12/15/2037	335	344
	Colorado COP	5.000%	3/15/2038	200	205
	Colorado COP	4.000%	12/15/2038	1,215	1,239
	Colorado COP	4.000%	12/15/2038	6,040	6,187
	Colorado COP	6.000%	12/15/2038	2,310	2,715
	Colorado COP	4.000%	12/15/2039	4,055	4,119
	Colorado COP	6.000%	12/15/2039	11,755	13,720
	Colorado COP	6.000%	12/15/2040	9,290	10,778
	Colorado COP	6.000%	12/15/2041	5,950	6,848
	Colorado COP	4.000%	3/15/2042	9,750	9,657
	Colorado COP	4.000%	3/15/2044	3,890	3,779
	Colorado COP	4.000%	3/15/2046	11,950	11,498
	Colorado COP	5.000%	11/1/2049	7,250	7,664
	Colorado COP	5.000%	11/1/2053	2,500	2,629
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2035	785	790
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/2047	1,060	1,073
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/2047	485	483
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/2051	4,250	4,206
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/2056	5,000	4,959
	Colorado School of Mines College & University Revenue	5.250%	12/1/2048	3,130	3,317
	Colorado School of Mines College & University Revenue	4.000%	12/1/2049	2,500	2,320
	Colorado School of Mines College & University Revenue	5.000%	12/1/2054	2,390	2,479
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2031	610	682
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2031	540	604
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2032	565	630
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2032	655	730
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2033	720	799
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2044	3,750	4,074
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2046	8,705	8,407
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2050	10,200	9,677
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2054	3,000	3,222
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2055	2,660	2,867
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/2025	1,205	1,206
	Denver City & County Board of Water Commissioners Water Revenue	4.000%	9/15/2042	1,000	1,002
	Denver City & County Board of Water Commissioners Water Revenue	2.100%	12/15/2046	2,500	1,611
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2047	2,030	2,066
	Denver City & County School District No. 1 GO	5.000%	12/1/2025	715	716
	Denver City & County School District No. 1 GO	4.000%	12/1/2026	2,035	2,037
	Denver City & County School District No. 1 GO	4.000%	12/1/2031	5,770	5,774
30

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver City & County School District No. 1 GO	5.000%	12/1/2032	435	485
	Denver City & County School District No. 1 GO	5.250%	12/1/2036	3,665	4,342
	Denver City & County School District No. 1 GO	5.000%	12/1/2037	1,895	1,924
	Denver City & County School District No. 1 GO	5.250%	12/1/2037	3,720	4,370
	Denver City & County School District No. 1 GO	5.000%	12/1/2038	255	259
	Denver City & County School District No. 1 GO	4.000%	12/1/2041	220	221
	Denver City & County School District No. 1 GO	5.000%	12/1/2042	40	43
	Denver City & County School District No. 1 GO	5.000%	12/1/2045	1,200	1,261
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	4.000%	6/1/2048	13,420	12,513
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2025	1,135	1,136
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2028	110	118
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2031	425	435
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2032	210	215
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/2043	1,515	1,490
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2047	1,610	1,684
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2048	15	15
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/2053	4,155	4,374
	Denver CO City & County GO	5.000%	8/1/2026	2,250	2,289
	Denver CO City & County GO	5.000%	8/1/2027	3,585	3,734
	Denver CO City & County GO	5.000%	8/1/2030	1,065	1,187
	Denver CO City & County Pledged Excise Sales Tax Revenue	5.000%	8/1/2044	540	541
	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/2046	12,560	11,948
[1]	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/2046	4,465	4,247
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2035	3,500	2,353
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2036	3,000	1,925
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2037	3,000	1,837
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2038	5,500	3,195
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2039	2,500	1,365
	Denver Metropolitan University College & University Revenue	5.000%	12/1/2055	2,000	2,064
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2026	1,900	1,951
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2028	1,295	1,390
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2040	2,025	2,270
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2043	3,440	3,746
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/2026	1,250	1,272
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2029	4,400	3,953
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	855	745
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2035	235	170
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2035	1,000	619
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2037	350	195
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2037	5,000	3,275
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2040	600	331
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2027	2,045	1,944
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2028	80	74
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2034	1,525	1,147
[1]	Ebert Metropolitan District GO	5.000%	12/1/2043	1,020	1,045
[1]	Ebert Metropolitan District GO	4.000%	12/1/2048	9,955	9,379
	Jefferson County School District R-1 GO	5.000%	12/15/2034	965	1,025
	Jefferson County School District R-1 GO	5.000%	12/15/2035	3,005	3,182
	Jefferson County School District R-1 GO	5.000%	12/15/2038	3,250	3,410
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/2031	1,455	1,560
	Metro Water Recovery Sewer Revenue	2.500%	4/1/2045	10,000	7,271
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/2045	10,500	10,517
	Pueblo County CO (Jail Project) COP	4.500%	7/1/2046	775	777
	Pueblo County CO (Jail Project) COP	5.000%	7/1/2049	10,000	10,383
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/2033	1,250	1,301
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/2034	6,105	6,344
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2036	75	76
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2027	2,620	2,745
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2027	2,365	2,478
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	510	559
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	1,300	1,424
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2031	505	574
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/2036	660	721
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2046	14,555	14,649
	University of Colorado College & University Revenue	5.000%	10/1/2028	10,000	10,683
	University of Colorado College & University Revenue	4.000%	6/1/2043	5,265	5,124
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	100	99
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	585	607
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	1,010	1,048
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2044	12,335	12,811
31

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Weld County School District No. 6 Greeley GO	4.000%	12/1/2045	5,000	4,880
Weld County School District No. RE-2 Eaton GO	5.000%	12/1/2044	1,985	2,062
Weld County School District No. RE-4 GO	5.250%	12/1/2041	5,000	5,043
Westminster Public Schools GO	5.000%	12/1/2049	3,460	3,663
				529,548
Connecticut (2.2%)
Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/2029	1,140	1,142
Connecticut GO	5.000%	11/15/2025	1,320	1,321
Connecticut GO	5.000%	11/15/2025	1,265	1,266
Connecticut GO	5.000%	11/15/2025	3,770	3,773
Connecticut GO	4.000%	1/15/2026	2,000	2,005
Connecticut GO	5.000%	1/15/2026	2,405	2,416
Connecticut GO	5.000%	8/1/2026	715	727
Connecticut GO	5.000%	8/15/2026	1,990	2,026
Connecticut GO	5.000%	8/15/2026	6,025	6,134
Connecticut GO	5.000%	9/15/2026	1,385	1,413
Connecticut GO	5.000%	10/15/2026	1,140	1,165
Connecticut GO	5.000%	11/15/2026	1,795	1,797
Connecticut GO	5.000%	11/15/2026	5,805	5,945
Connecticut GO	5.000%	12/1/2026	15,000	15,379
Connecticut GO	4.000%	1/15/2027	1,615	1,641
Connecticut GO	4.000%	1/15/2027	1,875	1,905
Connecticut GO	5.000%	1/15/2027	1,000	1,028
Connecticut GO	5.000%	4/15/2027	2,755	2,847
Connecticut GO	5.000%	4/15/2027	3,295	3,406
Connecticut GO	5.000%	5/15/2027	710	718
Connecticut GO	5.000%	6/15/2027	4,005	4,154
Connecticut GO	5.000%	8/15/2027	655	667
Connecticut GO	5.000%	8/15/2027	9,135	9,512
Connecticut GO	5.000%	9/15/2027	1,920	2,003
Connecticut GO	5.000%	10/15/2027	205	209
Connecticut GO	5.000%	11/15/2027	2,320	2,322
Connecticut GO	5.000%	11/15/2027	360	377
Connecticut GO	4.000%	1/15/2028	200	206
Connecticut GO	4.000%	1/15/2028	11,070	11,388
Connecticut GO	5.000%	1/15/2028	1,225	1,288
Connecticut GO	5.000%	3/15/2028	2,000	2,111
Connecticut GO	5.000%	4/15/2028	2,925	3,093
Connecticut GO	5.000%	6/15/2028	1,030	1,093
Connecticut GO	5.000%	8/15/2028	9,140	9,735
Connecticut GO	5.000%	9/15/2028	9,055	9,663
Connecticut GO	5.000%	10/15/2028	770	787
Connecticut GO	5.000%	11/15/2028	1,145	1,146
Connecticut GO	5.000%	11/15/2028	1,230	1,317
Connecticut GO	5.000%	11/15/2028	2,785	2,983
Connecticut GO	5.000%	11/15/2028	10,000	10,710
Connecticut GO	5.000%	12/1/2028	8,500	9,113
Connecticut GO	4.000%	1/15/2029	160	167
Connecticut GO	4.000%	1/15/2029	1,245	1,297
Connecticut GO	5.000%	1/15/2029	5,635	6,050
Connecticut GO	5.000%	1/15/2029	5,130	5,508
Connecticut GO	5.000%	3/15/2029	1,000	1,077
Connecticut GO	5.000%	4/15/2029	850	878
Connecticut GO	5.000%	4/15/2029	1,245	1,344
Connecticut GO	5.000%	8/15/2029	9,095	9,886
Connecticut GO	5.000%	8/15/2029	5,500	5,979
Connecticut GO	5.000%	10/15/2029	1,720	1,757
Connecticut GO	3.250%	11/15/2029	2,010	2,010
Connecticut GO	5.000%	11/15/2029	180	197
Connecticut GO	5.000%	11/15/2029	5,000	5,464
Connecticut GO	4.000%	1/15/2030	695	734
Connecticut GO	5.000%	1/15/2030	515	565
Connecticut GO	5.000%	1/15/2030	1,840	2,017
Connecticut GO	5.000%	4/15/2030	1,885	2,035
Connecticut GO	5.000%	8/15/2030	8,185	9,077
Connecticut GO	5.000%	9/1/2030	5,500	6,105
Connecticut GO	5.000%	9/15/2030	1,290	1,433
Connecticut GO	5.000%	11/15/2030	370	412
Connecticut GO	5.000%	11/15/2030	550	613
32

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut GO	5.000%	11/15/2030	5,000	5,572
Connecticut GO	4.000%	1/15/2031	360	384
Connecticut GO	4.000%	1/15/2031	1,770	1,889
Connecticut GO	5.000%	1/15/2031	1,395	1,528
Connecticut GO	5.000%	1/15/2031	3,275	3,660
Connecticut GO	3.500%	4/15/2031	50	50
Connecticut GO	5.000%	4/15/2031	1,530	1,652
Connecticut GO	5.000%	8/1/2031	5,175	5,841
Connecticut GO	5.000%	8/15/2031	1,025	1,158
Connecticut GO	5.000%	8/15/2031	6,500	7,341
Connecticut GO	5.000%	9/15/2031	1,270	1,436
Connecticut GO	5.000%	10/15/2031	185	189
Connecticut GO	5.000%	11/15/2031	20	20
Connecticut GO	5.000%	11/15/2031	45	51
Connecticut GO	5.000%	11/15/2031	165	187
Connecticut GO	5.000%	11/15/2031	5,005	5,677
Connecticut GO	3.000%	1/15/2032	8,675	8,730
Connecticut GO	4.000%	1/15/2032	45	48
Connecticut GO	5.000%	1/15/2032	1,000	1,094
Connecticut GO	5.000%	1/15/2032	4,325	4,919
Connecticut GO	5.000%	3/15/2032	980	988
Connecticut GO	5.000%	4/15/2032	530	547
Connecticut GO	5.000%	4/15/2032	300	323
Connecticut GO	5.000%	8/1/2032	2,580	2,958
Connecticut GO	5.000%	8/15/2032	2,425	2,782
Connecticut GO	3.000%	10/15/2032	470	470
Connecticut GO	5.000%	11/15/2032	170	170
Connecticut GO	5.000%	11/15/2032	310	357
Connecticut GO	5.000%	11/15/2032	4,000	4,605
Connecticut GO	4.000%	1/15/2033	45	48
Connecticut GO	4.000%	1/15/2033	1,095	1,152
Connecticut GO	5.000%	3/15/2033	7,930	9,173
Connecticut GO	5.000%	4/15/2033	6,700	6,912
Connecticut GO	5.000%	4/15/2033	3,265	3,512
Connecticut GO	5.000%	8/15/2033	10,000	11,623
Connecticut GO	5.000%	10/15/2033	2,800	2,857
Connecticut GO	5.000%	11/15/2033	95	109
Connecticut GO	3.000%	1/15/2034	2,275	2,262
Connecticut GO	4.000%	1/15/2034	2,460	2,575
Connecticut GO	4.000%	1/15/2034	2,385	2,537
Connecticut GO	5.000%	4/15/2034	5,350	5,513
Connecticut GO	5.000%	4/15/2034	1,205	1,293
Connecticut GO	5.000%	8/15/2034	5,000	5,866
Connecticut GO	5.000%	8/15/2034	6,035	7,080
Connecticut GO	5.000%	10/15/2034	150	153
Connecticut GO	5.000%	11/15/2034	1,000	1,001
Connecticut GO	5.000%	11/15/2034	165	188
Connecticut GO	3.000%	1/15/2035	755	743
Connecticut GO	4.000%	1/15/2035	125	130
Connecticut GO	4.000%	3/15/2035	120	120
Connecticut GO	5.000%	4/15/2035	150	160
Connecticut GO	5.000%	8/15/2035	4,890	5,768
Connecticut GO	5.000%	8/15/2035	4,650	5,485
Connecticut GO	5.000%	11/15/2035	5,000	5,004
Connecticut GO	4.000%	1/15/2036	210	220
Connecticut GO	5.000%	1/15/2036	3,000	3,448
Connecticut GO	4.000%	3/15/2036	25	25
Connecticut GO	5.000%	4/15/2036	2,145	2,286
Connecticut GO	4.000%	6/1/2036	1,250	1,292
Connecticut GO	5.000%	8/15/2036	3,745	4,376
Connecticut GO	3.375%	10/15/2036	2,905	2,870
Connecticut GO	5.000%	11/15/2036	3,000	3,372
Connecticut GO	5.000%	11/15/2036	2,375	2,743
Connecticut GO	4.000%	4/15/2037	105	106
Connecticut GO	5.000%	11/15/2037	220	246
Connecticut GO	5.000%	11/15/2037	11,005	12,603
Connecticut GO	3.000%	1/15/2038	3,375	3,150
Connecticut GO	4.000%	1/15/2038	330	338
Connecticut GO	5.000%	8/15/2038	12,115	13,933
Connecticut GO	5.000%	11/15/2038	4,005	4,557
33

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	3.000%	1/15/2039	2,635	2,404
	Connecticut GO	5.000%	1/15/2039	1,500	1,689
	Connecticut GO	5.000%	11/15/2039	4,000	4,516
	Connecticut GO	5.000%	11/15/2039	1,020	1,126
	Connecticut GO	5.000%	1/15/2040	1,500	1,589
	Connecticut GO	5.000%	1/15/2040	3,915	4,347
	Connecticut GO	5.000%	3/15/2040	1,350	1,517
	Connecticut GO	5.000%	8/15/2040	6,400	7,220
	Connecticut GO	5.000%	11/15/2040	4,045	4,433
	Connecticut GO	5.000%	11/15/2040	2,750	3,080
	Connecticut GO	2.000%	1/15/2041	1,835	1,273
[1]	Connecticut GO	2.000%	1/15/2041	250	175
	Connecticut GO	3.000%	1/15/2041	6,360	5,520
	Connecticut GO	5.000%	8/15/2041	5,000	5,581
	Connecticut GO	5.000%	11/15/2041	2,000	2,176
	Connecticut GO	3.000%	1/15/2042	200	169
	Connecticut GO	3.000%	11/15/2042	10,020	8,725
	Connecticut GO	5.000%	11/15/2042	10	11
	Connecticut GO	3.000%	11/15/2043	8,015	6,826
	Connecticut GO	5.000%	3/15/2044	1,000	1,083
	Connecticut GO	5.000%	8/15/2044	4,810	5,224
	Connecticut GO	5.000%	8/15/2045	4,725	5,106
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2026	155	156
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2026	1,265	1,279
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2026	6,485	6,557
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	790	802
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	295	299
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	3,750	3,806
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2026	180	180
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2026	1,730	1,763
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2027	1,125	1,155
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2027	265	274
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2027	2,980	3,085
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	1,770	1,840
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	520	540
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	9,685	10,066
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	5,000	5,197
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	18,500	19,227
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2027	3,195	3,200
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2027	1,915	1,952
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2027	5,070	5,298
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2028	6,570	6,949
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2028	1,625	1,719
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	1,385	1,470
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	855	908
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	245	260
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	8,000	8,492
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	16,500	17,515
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2028	2,115	2,155
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2029	6,915	7,471
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2029	230	248
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	30	32
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	12,000	13,011
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	13,000	14,095
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2029	145	145
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2029	505	514
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2029	3,950	4,218
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2030	11,550	12,137
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	285	314
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	75	83
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	6,070	6,715
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2030	5,120	5,129
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2030	8,075	8,228
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2030	320	342
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	1,420	1,566
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	185	208
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	1,450	1,634
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2031	425	426
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2031	245	250
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2032	5,775	6,063
34

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	1,990	2,194
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	730	820
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	130	149
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	295	338
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	20	23
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	85	97
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2032	1,805	1,808
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2032	120	122
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2033	3,245	3,403
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2033	2,805	3,142
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2033	205	205
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2033	85	86
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2033	660	702
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2034	4,445	4,867
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2034	3,120	3,477
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2034	250	286
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2034	3,405	3,991
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2034	30	30
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2034	380	403
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2034	1,625	1,822
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	1,250	1,421
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	2,350	2,712
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	2,905	3,401
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/2035	3,745	3,757
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2035	575	607
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2035	4,075	4,541
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2036	2,385	2,483
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	2,185	2,259
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	2,190	2,279
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2036	175	198
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/2036	80	80
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2037	4,125	4,271
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2037	1,280	1,382
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	11,305	13,007
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2037	100	105
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/2037	2,345	2,434
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2038	405	420
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2038	1,330	1,391
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2039	10,415	10,626
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2039	3,500	3,961
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/2039	1,750	1,786
	Connecticut Special Tax Fuel Sales Tax Revenue	3.125%	5/1/2040	180	163
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2040	430	434
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2040	645	686
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2040	3,980	4,432
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2040	5,010	5,648
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2041	5,265	5,844
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2041	2,395	2,577
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2042	2,220	2,432
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2043	1,440	1,568
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2043	895	983
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2044	11,500	12,437
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2045	2,000	2,153
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	8,575	9,333
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	2,405	2,809
[1]	Connecticut State Health & Educational Facilities Authority College & University Revenue	2.125%	11/1/2033	1,300	1,117
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	6,000	7,127
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.125%	7/1/2041	780	780
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	60	59
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	1,550	1,551
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/2026	4,700	4,694
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	8,190	8,132
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/2026	3,000	3,002
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/2027	13,015	12,993
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/2028	6,180	6,493
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2030	16,780	18,492
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2032	17,145	19,507
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/2/2035	9,750	11,393
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	3.300%	11/3/2025	27,580	27,580
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2045	1,140	1,057
35

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	New Haven CT GO	5.000%	8/1/2031	8,520	9,515
[3]	New Haven CT GO	5.000%	8/1/2032	8,745	9,905
[3]	New Haven CT GO	5.000%	8/1/2033	3,420	3,914
	South Central Connecticut Regional Water Authority Water Revenue	3.000%	8/1/2041	200	172
	University of Connecticut College & University Revenue	5.000%	5/1/2032	1,105	1,262
	University of Connecticut College & University Revenue	5.000%	5/1/2033	2,680	3,055
	University of Connecticut College & University Revenue	5.000%	5/1/2034	4,680	5,308
					970,447
Delaware (0.1%)
	Delaware GO	5.000%	1/1/2026	5	5
	Delaware GO	5.000%	1/1/2027	1,100	1,131
	Delaware GO	5.000%	1/1/2028	540	569
	Delaware GO	5.000%	3/1/2029	505	546
	Delaware GO	5.000%	3/1/2031	300	338
	Delaware GO	5.000%	3/1/2032	7,000	8,039
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2035	3,240	3,184
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/2030	245	272
	Delaware Transportation Authority Highway Revenue	5.000%	6/1/2055	21,105	21,105
	Sussex County DE GO	1.750%	3/15/2036	2,280	1,830
					37,019
District of Columbia (1.7%)
	District of Columbia Appropriations Revenue	5.000%	12/1/2033	13,175	14,264
	District of Columbia Appropriations Revenue	5.000%	12/1/2034	8,090	8,735
	District of Columbia College & University Revenue	5.000%	4/1/2030	1,575	1,618
	District of Columbia College & University Revenue	5.000%	4/1/2032	640	657
	District of Columbia College & University Revenue	5.000%	4/1/2033	315	323
	District of Columbia College & University Revenue	5.000%	4/1/2034	1,780	1,822
	District of Columbia College & University Revenue PUT	5.000%	4/3/2035	9,700	10,945
	District of Columbia GO	5.000%	12/1/2025	2,855	2,860
	District of Columbia GO	5.000%	6/1/2026	3,825	3,874
	District of Columbia GO	5.000%	10/15/2026	1,840	1,880
	District of Columbia GO	5.000%	6/1/2027	2,580	2,675
	District of Columbia GO	5.000%	10/15/2027	910	952
	District of Columbia GO	5.000%	12/1/2027	8,500	8,914
	District of Columbia GO	5.000%	6/1/2028	1,500	1,590
	District of Columbia GO	5.000%	10/15/2028	1,305	1,394
	District of Columbia GO	5.000%	6/1/2029	4,095	4,435
	District of Columbia GO	5.000%	10/15/2029	890	962
	District of Columbia GO	5.000%	6/1/2030	255	282
	District of Columbia GO	5.000%	10/15/2030	2,665	2,878
	District of Columbia GO	5.000%	12/1/2030	3,960	4,421
	District of Columbia GO	5.000%	6/1/2031	2,020	2,095
	District of Columbia GO	5.000%	8/1/2031	13,745	15,531
	District of Columbia GO	5.000%	10/15/2031	895	965
	District of Columbia GO	5.000%	6/1/2032	3,435	3,562
	District of Columbia GO	5.000%	6/1/2033	10,045	10,407
	District of Columbia GO	5.000%	10/15/2033	680	730
	District of Columbia GO	5.000%	6/1/2034	9,000	9,313
	District of Columbia GO	5.000%	10/15/2034	1,310	1,402
	District of Columbia GO	5.000%	12/1/2034	3,815	4,483
	District of Columbia GO	5.000%	2/1/2035	1,595	1,760
	District of Columbia GO	5.000%	6/1/2035	70	72
	District of Columbia GO	5.000%	6/1/2035	2,515	2,598
	District of Columbia GO	5.000%	10/15/2035	500	533
	District of Columbia GO	4.000%	6/1/2036	670	676
	District of Columbia GO	5.000%	6/1/2036	800	825
	District of Columbia GO	5.000%	6/1/2036	2,675	2,758
	District of Columbia GO	5.000%	8/1/2036	7,715	8,878
	District of Columbia GO	5.000%	10/15/2036	670	712
	District of Columbia GO	4.000%	6/1/2037	960	967
	District of Columbia GO	5.000%	6/1/2037	2,390	2,460
	District of Columbia GO	5.000%	8/1/2037	9,280	10,593
	District of Columbia GO	5.000%	10/15/2037	45	48
	District of Columbia GO	5.000%	1/1/2038	3,855	4,279
	District of Columbia GO	5.000%	6/1/2038	160	164
	District of Columbia GO	5.000%	8/1/2038	5,270	5,956
	District of Columbia GO	5.000%	1/1/2039	170	187
	District of Columbia GO	5.000%	8/1/2039	3,300	3,697
	District of Columbia GO	5.000%	1/1/2041	215	233
36

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
District of Columbia GO	4.000%	6/1/2041	180	180
District of Columbia GO	5.000%	6/1/2041	2,370	2,391
District of Columbia GO	5.000%	1/1/2043	4,635	4,946
District of Columbia GO	5.000%	8/1/2043	3,360	3,623
District of Columbia GO	5.000%	10/15/2044	13,655	14,048
District of Columbia GO	5.000%	8/1/2045	2,985	3,186
District of Columbia GO	5.000%	2/1/2046	3,480	3,612
District of Columbia GO	5.250%	1/1/2048	8,485	9,010
District of Columbia Income Tax Revenue	5.000%	12/1/2025	12,350	12,370
District of Columbia Income Tax Revenue	5.000%	10/1/2026	435	444
District of Columbia Income Tax Revenue	5.000%	10/1/2027	4,980	5,204
District of Columbia Income Tax Revenue	5.000%	10/1/2027	1,810	1,892
District of Columbia Income Tax Revenue	5.000%	12/1/2027	5,020	5,264
District of Columbia Income Tax Revenue	5.000%	12/1/2028	740	793
District of Columbia Income Tax Revenue	5.000%	10/1/2029	2,280	2,487
District of Columbia Income Tax Revenue	5.000%	12/1/2029	1,065	1,166
District of Columbia Income Tax Revenue	5.000%	3/1/2030	4,295	4,676
District of Columbia Income Tax Revenue	5.000%	10/1/2030	2,645	2,943
District of Columbia Income Tax Revenue	5.000%	12/1/2030	325	363
District of Columbia Income Tax Revenue	5.000%	10/1/2031	610	691
District of Columbia Income Tax Revenue	5.000%	12/1/2031	1,495	1,699
District of Columbia Income Tax Revenue	5.000%	3/1/2032	1,595	1,735
District of Columbia Income Tax Revenue	5.000%	7/1/2032	970	1,111
District of Columbia Income Tax Revenue	5.000%	12/1/2032	7,170	8,260
District of Columbia Income Tax Revenue	5.000%	3/1/2033	1,810	1,965
District of Columbia Income Tax Revenue	5.000%	7/1/2033	865	987
District of Columbia Income Tax Revenue	5.000%	12/1/2033	560	642
District of Columbia Income Tax Revenue	5.000%	3/1/2034	2,775	3,004
District of Columbia Income Tax Revenue	5.000%	7/1/2034	2,175	2,469
District of Columbia Income Tax Revenue	5.000%	3/1/2035	1,510	1,643
District of Columbia Income Tax Revenue	5.000%	3/1/2035	5,770	6,224
District of Columbia Income Tax Revenue	5.000%	6/1/2035	3,250	3,828
District of Columbia Income Tax Revenue	5.000%	12/1/2035	1,680	1,898
District of Columbia Income Tax Revenue	5.000%	3/1/2036	11,880	12,762
District of Columbia Income Tax Revenue	5.000%	3/1/2036	2,265	2,449
District of Columbia Income Tax Revenue	5.000%	7/1/2036	640	715
District of Columbia Income Tax Revenue	5.000%	12/1/2036	625	700
District of Columbia Income Tax Revenue	5.000%	3/1/2037	1,315	1,416
District of Columbia Income Tax Revenue	5.000%	6/1/2037	6,015	6,925
District of Columbia Income Tax Revenue	5.000%	7/1/2037	540	598
District of Columbia Income Tax Revenue	5.000%	12/1/2037	7,905	8,771
District of Columbia Income Tax Revenue	5.000%	3/1/2038	5,455	5,850
District of Columbia Income Tax Revenue	5.000%	5/1/2038	1,200	1,336
District of Columbia Income Tax Revenue	5.000%	7/1/2038	4,650	5,112
District of Columbia Income Tax Revenue	5.000%	3/1/2039	675	720
District of Columbia Income Tax Revenue	5.000%	5/1/2039	2,030	2,245
District of Columbia Income Tax Revenue	5.000%	7/1/2039	300	328
District of Columbia Income Tax Revenue	4.000%	3/1/2040	2,480	2,499
District of Columbia Income Tax Revenue	5.000%	3/1/2040	3,605	3,819
District of Columbia Income Tax Revenue	5.000%	5/1/2040	2,230	2,442
District of Columbia Income Tax Revenue	5.000%	6/1/2040	3,045	3,400
District of Columbia Income Tax Revenue	5.000%	7/1/2040	1,980	2,145
District of Columbia Income Tax Revenue	5.000%	5/1/2041	1,340	1,454
District of Columbia Income Tax Revenue	5.000%	7/1/2041	2,080	2,233
District of Columbia Income Tax Revenue	5.000%	5/1/2042	4,460	4,802
District of Columbia Income Tax Revenue	5.000%	5/1/2043	11,115	11,886
District of Columbia Income Tax Revenue	4.000%	3/1/2045	210	203
District of Columbia Income Tax Revenue	4.000%	5/1/2045	8,505	8,234
District of Columbia Income Tax Revenue	5.000%	5/1/2045	7,820	8,128
District of Columbia Income Tax Revenue	5.000%	7/1/2047	3,815	3,986
District of Columbia Income Tax Revenue	5.250%	5/1/2048	9,205	9,823
District of Columbia Income Tax Revenue	5.000%	6/1/2050	9,030	9,538
District of Columbia Income Tax Revenue	5.250%	6/1/2050	5,000	5,403
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2037	20,020	22,868
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2037	1,280	1,364
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2038	3,825	4,335
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2039	3,565	4,007
District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2041	1,000	1,009
District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2041	9,900	9,877
District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2042	1,000	1,002
37

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2049	5,285	4,921
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2052	1,200	1,211
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2031	505	420
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2035	2,000	1,406
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	1,725	1,007
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2038	9,400	5,514
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2039	510	292
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2040	1,000	539
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2044	9,020	8,356
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2044	5,650	5,804
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2047	5,600	5,673
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2049	29,930	26,661
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/2050	2,065	1,509
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2052	23,370	21,027
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	2.750%	10/1/2053	5,000	3,244
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/2053	145	103
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	5,085	4,567
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	4,135	3,603
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/2026	23,615	24,399
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2026	1,350	1,375
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2027	330	343
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2028	7,635	7,955
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2029	5,465	5,697
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2030	2,395	2,497
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2031	430	483
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2033	1,100	1,226
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2034	650	685
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2035	605	630
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2036	130	122
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2037	1,185	1,275
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2037	450	491
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2038	105	113
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2039	85	87
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2039	1,695	1,811
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2040	390	341
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2041	2,705	2,891
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2043	3,025	2,507
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2043	3,905	3,825
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2045	100	96
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	21,220	21,967
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2046	6,100	6,323
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/2047	3,115	2,993
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2048	13,850	14,413
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2053	11,005	11,584
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2054	8,265	8,603
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2055	7,000	7,455
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2056	7,040	7,318
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.375%	7/15/2059	5,000	4,928
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2059	5,150	5,445
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2060	9,000	9,359
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2060	11,750	12,773
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2037	2,590	2,657
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2042	8,900	9,054
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2043	235	239
					740,320
Florida (2.7%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/2042	3,625	3,514
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2047	35	36
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.000%	9/1/2049	6,750	6,903
	Broward County FL School District COP	5.000%	7/1/2026	400	405
	Broward County FL School District COP	5.000%	7/1/2027	2,965	3,068
	Broward County FL School District COP	5.000%	7/1/2028	4,230	4,476
[3]	Broward County FL School District COP	5.000%	7/1/2029	5,000	5,411
	Broward County FL School District COP	5.000%	7/1/2030	1,235	1,360
[3]	Broward County FL School District COP	5.000%	7/1/2030	4,275	4,718
	Broward County FL School District COP	5.000%	7/1/2032	1,185	1,296
	Broward County FL School District COP	5.000%	7/1/2033	2,745	2,995
	Broward County FL School District COP	5.000%	7/1/2034	5,600	6,090
	Broward County FL School District COP	5.000%	7/1/2035	1,040	1,171
38

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broward County FL School District COP	5.000%	7/1/2036	3,525	3,949
	Broward County FL School District GO	5.000%	7/1/2047	1,540	1,567
	Broward County FL Tourist Development Miscellaneous Taxes Revenue (Convention Center Expansion Project)	4.000%	9/1/2047	14,725	13,386
	Broward County FL Tourist Development Miscellaneous Taxes Revenue (Convention Center Expansion Project)	4.000%	9/1/2051	4,320	3,850
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/2038	915	971
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/2039	3,490	3,691
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/2040	1,250	1,317
	Broward County FL Water & Sewer Utility Water Revenue	3.000%	10/1/2041	350	300
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/2042	9,040	9,062
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/2047	2,060	1,984
[1]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.600%	3/1/2048	1,000	1,078
[1]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.650%	3/1/2054	2,175	2,335
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/2042	4,565	4,492
[1]	Cape Coral FL Water & Sewer Water Revenue	5.250%	10/1/2053	2,840	3,018
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2026	1,560	1,581
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2026	4,915	4,987
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	2,465	2,499
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	10,315	10,947
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2030	230	232
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2031	75	75
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2031	600	676
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2032	3,115	3,493
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2033	430	479
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2033	5,340	5,938
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2033	4,105	4,735
[1]	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/2034	175	172
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2035	2,690	2,823
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2035	130	143
[3]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/2036	5,000	4,167
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/2036	1,115	1,093
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2036	1,695	1,701
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2037	1,125	1,128
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	1,185	1,186
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	560	571
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	7,645	7,649
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	3,675	3,724
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2040	2,255	2,256
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2041	3,340	3,348
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2042	3,445	3,517
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2044	11,215	11,609
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2049	11,460	11,707
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2054	2,000	2,089
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	2,015	2,032
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2026	380	386
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2026	1,250	1,269
	Deerfield Beach FL Miscellaneous Revenue	5.250%	12/1/2041	3,255	3,405
	Delray Beach FL Water & Sewer Water Revenue	5.250%	10/1/2055	4,000	4,302
[3]	Duval County Public Schools COP	5.000%	7/1/2026	985	999
[3]	Duval County Public Schools COP	5.000%	7/1/2027	1,465	1,521
[3]	Duval County Public Schools COP	5.000%	7/1/2028	1,370	1,452
[3]	Duval County Public Schools COP	5.000%	7/1/2030	3,590	3,959
[3]	Duval County Public Schools COP	5.000%	7/1/2032	3,195	3,511
[3]	Duval County Public Schools COP	5.000%	7/1/2033	6,115	6,698
[3]	Duval County Public Schools COP	5.000%	7/1/2034	1,260	1,373
[3]	Duval County Public Schools COP	5.000%	7/1/2035	3,450	3,738
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2049	750	786
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2054	1,015	1,057
	Florida Department of Management Services COP	5.000%	11/1/2027	1,515	1,587
	Florida Department of Management Services COP	5.000%	11/1/2028	130	139
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/2036	2,700	2,199
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2038	3,085	2,854
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2051	5,630	5,209
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2052	14,485	13,366
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2052	8,755	9,166
	Florida GO	5.000%	6/1/2026	2,960	2,999
	Florida GO	5.000%	6/1/2026	1,885	1,910
	Florida GO	4.000%	7/1/2030	730	757
	Florida GO	5.000%	6/1/2033	16,180	18,875
	Florida GO	4.125%	7/1/2053	6,000	5,771
39

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2042	560	560
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/2048	12,420	9,024
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2050	12,845	11,205
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2026	5,675	5,715
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	4,590	4,671
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	3,810	3,877
	Florida Keys Aqueduct Authority Water Revenue	3.750%	9/1/2037	500	500
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/2041	2,750	2,753
	Florida Lottery Revenue	5.000%	7/1/2026	1,775	1,802
	Florida Lottery Revenue	5.000%	7/1/2027	2,665	2,772
	Florida Lottery Revenue	5.000%	7/1/2028	2,275	2,414
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2027	5,295	5,395
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2028	1,815	1,850
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/2030	1,330	1,359
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2030	5,010	5,546
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2031	4,220	4,753
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2035	2,080	2,356
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/2028	1,610	1,714
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/2043	1,475	1,461
	Fort Lauderdale FL Water & Sewer Water Revenue	3.500%	9/1/2048	165	144
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/2048	5,560	6,075
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/2044	8,120	7,938
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	4.000%	10/1/2052	2,860	2,652
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2036	2,980	3,085
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2037	1,000	1,032
	Gainesville FL Utilities System Electric Power & Light Revenue	4.000%	10/1/2039	2,575	2,581
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/2047	125	128
	Gainesville FL Utilities System Multiple Utility Revenue, Prere.	5.000%	10/1/2029	20	22
	Hillsborough County Aviation Authority Customer Facility Charge Port, Airport & Marina Revenue	5.000%	10/1/2044	5,330	5,331
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	1,740	1,788
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2048	3,605	3,679
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2052	3,000	2,784
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2046	4,305	3,342
	Hillsborough County FL Utility Water Revenue	2.500%	8/1/2051	90	61
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2026	375	376
	Hillsborough County School Board COP	5.000%	7/1/2029	5	5
[3]	Hollywood FL GO	4.000%	7/1/2041	3,330	3,357
	Jacksonville FL General Fund Revenue	5.250%	10/1/2048	8,340	8,932
	Jacksonville FL General Fund Revenue	5.250%	10/1/2054	3,000	3,196
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2031	345	351
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2026	2,100	2,141
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	295	307
[3]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	3,015	3,280
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	1,070	1,113
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	460	478
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2033	1,355	1,405
[3]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2033	4,340	5,029
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2034	1,485	1,733
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2036	1,815	2,085
[3]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2037	2,125	2,431
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2038	2,200	2,210
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2029	970	1,014
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2039	3,000	3,023
	JEA Water & Sewer System Water Revenue	5.250%	10/1/2049	10,865	11,572
	JEA Water & Sewer System Water Revenue	5.250%	10/1/2055	5,020	5,387
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.250%	10/1/2036	3,000	3,439
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/2048	5,000	5,462
	Lee County School Board COP	4.000%	8/1/2046	7,360	6,975
	Lee County School Board COP	4.000%	8/1/2048	3,585	3,344
	Manatee County FL Appropriations Revenue	5.250%	10/1/2048	3,950	4,261
	Miami Beach FL GO	4.000%	5/1/2044	130	129
	Miami Beach FL GO	4.000%	5/1/2049	14,500	13,665
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2040	12,000	12,010
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2045	1,900	1,901
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/2047	8,255	8,360
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.500%	1/1/2049	4,880	5,338
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2048	5,110	5,296
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2036	5,000	5,710
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2037	5,000	5,667
40

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2038	5,000	5,625
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2039	4,000	4,537
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2041	2,000	2,185
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2043	4,000	4,283
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2045	1,030	967
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2046	3,570	3,759
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2048	1,500	1,599
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2053	9,740	8,637
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2053	15,585	15,772
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2026	2,345	2,348
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2027	3,800	3,806
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	815	824
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2044	8,000	7,968
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2034	280	283
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2045	8,835	8,796
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2051	1,165	1,228
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2026	4,110	4,117
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2028	1,005	1,024
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2030	1,360	1,386
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2036	1,015	1,162
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2037	1,540	1,748
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.250%	10/1/2055	3,100	3,292
	Miami-Dade County FL GO	5.000%	7/1/2037	25	25
	Miami-Dade County FL GO	3.750%	7/1/2042	5	5
	Miami-Dade County FL GO	4.000%	7/1/2042	325	325
	Miami-Dade County FL GO	5.000%	7/1/2048	2,200	2,255
[3]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/2034	2,060	2,363
[3]	Miami-Dade County FL Recreational Revenue	7.000%	10/1/2039	100	114
[3]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/2049	1,975	663
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2034	1,360	1,016
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/2034	2,830	2,878
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2035	7,410	7,655
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/2035	1,785	1,809
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2039	20,000	11,543
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/2039	50	50
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2040	2,475	1,348
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2048	9,085	9,457
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2054	11,515	11,969
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2038	1,920	1,921
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	1,105	1,133
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2045	5,290	5,025
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2045	6,045	6,345
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2046	1,370	1,433
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2047	6,525	6,807
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2049	5,930	5,472
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2050	200	182
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2052	12,565	12,956
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2026	6,990	7,020
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	1,715	1,789
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	1,705	1,781
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2028	1,740	1,816
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2035	2,980	3,025
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2036	25	24
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2036	5,095	5,161
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2037	8,960	9,058
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2038	9,350	9,434
	Miami-Dade County FL Water & Sewer System Water Revenue	3.125%	10/1/2039	1,900	1,747
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2039	1,000	1,017
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2040	50	44
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2041	4,760	4,772
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2042	2,060	2,047
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2044	12,050	11,627
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2044	7,065	7,297
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2046	1,825	1,735
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2046	1,840	1,880
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2046	6,270	6,513
	Miami-Dade County FL Water & Sewer System Water Revenue	3.375%	10/1/2047	2,245	1,852
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2047	135	126
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2048	8,020	7,473
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2048	4,040	3,764
41

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2049	24,365	22,197
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2049	115	121
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2051	2,150	1,957
	Miami-Dade County School Board COP	5.000%	2/1/2026	1,810	1,819
	Miami-Dade County School Board COP	5.000%	2/1/2027	1,540	1,548
	Miami-Dade County School Board COP	5.000%	5/1/2027	2,500	2,581
	Miami-Dade County School Board COP	5.000%	2/1/2028	60	60
	Miami-Dade County School Board COP	5.000%	2/1/2029	10,105	10,152
	Miami-Dade County School Board COP	5.000%	2/1/2030	5,140	5,164
	Miami-Dade County School Board COP	3.250%	2/1/2033	2,450	2,450
	Miami-Dade County School Board GO	5.000%	3/15/2033	1,600	1,602
	Miami-Dade County School Board GO	5.000%	3/15/2044	7,370	7,371
	Miami-Dade County School Board GO	5.000%	3/15/2046	3,330	3,335
[1]	Miami-Dade County School Board GO	5.000%	3/15/2052	12,355	12,880
[3]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2049	19,595	18,464
[3]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	3.000%	10/1/2050	65	49
[3]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/2040	270	251
[3]	Okaloosa County School Board COP	5.000%	10/1/2049	4,805	5,004
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2033	2,085	2,094
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2034	1,265	1,270
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2036	525	527
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2036	255	255
	Orange County School Board COP	5.000%	8/1/2032	6,675	7,593
	Orange County School Board COP, Prere.	5.000%	8/1/2026	5,040	5,126
	Orange County School Board COP, Prere.	5.000%	8/1/2026	2,055	2,090
	Orlando FL Miscellaneous Revenue	5.000%	10/1/2048	695	708
[3]	Orlando FL Miscellaneous Revenue	5.500%	11/1/2050	5,000	5,409
[3]	Orlando FL Miscellaneous Revenue	5.500%	11/1/2055	5,000	5,375
	Orlando FL Reclamation System Water Revenue	5.000%	10/1/2054	5,010	5,295
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2039	5,050	5,680
	Orlando Utilities Commission Electric Power & Light Revenue	4.000%	10/1/2040	1,000	1,011
	Orlando Utilities Commission Electric Power & Light Revenue	2.375%	10/1/2046	50	33
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	8,495	7,781
	Orlando Utilities Commission Water Revenue	5.000%	10/1/2048	10,015	10,531
	Osceola County Expressway Authority Highway Revenue, Prere.	6.150%	10/1/2031	590	697
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2034	465	322
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2036	1,350	849
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2036	1,095	1,137
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2037	970	580
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2038	620	351
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2039	375	200
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2043	1,205	490
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2044	2,315	878
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2044	2,945	2,984
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2045	1,535	547
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2046	2,600	871
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2047	4,000	1,259
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2048	2,750	814
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2049	4,360	1,215
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2049	2,800	2,823
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2050	2,000	524
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2052	3,115	733
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2054	2,800	588
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/2054	8,800	7,765
	Palm Beach County School District COP	5.000%	8/1/2026	1,250	1,270
	Palm Beach County School District COP	5.000%	8/1/2029	5,000	5,433
	Palm Beach County School District COP	5.000%	8/1/2030	5,000	5,541
	Palm Beach County School District COP	5.000%	8/1/2034	5,600	6,085
	Palm Beach County School District COP	5.000%	8/1/2040	3,015	3,263
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/2044	4,255	4,138
	Pasco County School Board COP	5.000%	8/1/2032	1,000	1,135
	Peace River Manasota Regional Water Supply Authority Water Revenue	5.250%	10/1/2050	6,000	6,442
	Peace River Manasota Regional Water Supply Authority Water Revenue	5.500%	10/1/2055	5,000	5,460
[1]	Port St. Lucie FL Special Assessment Revenue	3.000%	7/1/2041	200	174
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/2045	355	298
	Sarasota Water FL Utility System Water Revenue	5.250%	10/1/2047	5,500	5,864
	Sarasota Water FL Utility System Water Revenue	5.250%	10/1/2052	10,000	10,583
	Seminole County FL Special Obligation Revenue	5.000%	10/1/2052	8,000	8,261
	South Florida Water Management District COP	5.000%	10/1/2035	1,720	1,728
	St. Johns County FL Water & Sewer Water Revenue	5.000%	6/1/2052	7,575	7,936
42

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	St. Johns County School Board COP	5.500%	7/1/2049	2,000	2,152
	St. Lucie County FL Miscellaneous Revenue	5.000%	10/1/2034	1,140	1,185
[3]	St. Lucie County School Board (Master Lease Program) COP	5.000%	7/1/2048	9,030	9,355
[3]	St. Lucie County School Board (Master Lease Program) COP	5.250%	7/1/2053	7,500	7,834
	Tampa Bay Water Revenue	5.250%	10/1/2047	11,500	12,240
	Tampa Bay Water Revenue	5.000%	10/1/2052	2,115	2,202
	Tampa FL Appropriations Revenue	2.000%	10/1/2041	1,375	1,016
	Tampa FL Appropriations Revenue	2.250%	10/1/2051	23,560	15,374
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2045	4,000	1,524
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2027	635	645
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2046	3,370	3,520
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2047	3,400	3,597
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2052	5,680	5,969
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2054	4,000	4,125
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2042	17,430	17,401
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/2047	8,615	8,734
[1]	University of Florida Department of Housing & Residence Education Housing System Local or Guaranteed Housing Revenue	3.000%	7/1/2051	20	15
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	5.000%	10/15/2049	3,440	3,516
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2046	4,020	4,165
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2052	7,500	7,659
					1,179,985
Georgia (1.4%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/2044	50	50
	Atlanta GA Airport Customer Facility Charge Port, Airport & Marina Revenue	5.500%	7/1/2050	3,160	3,433
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2035	3,035	3,246
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2037	15,000	15,919
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2038	2,260	2,390
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2040	1,000	1,048
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	3,550	3,605
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2027	270	281
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	1,265	1,345
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2030	2,550	2,827
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2048	7,710	8,098
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/2052	8,000	7,473
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2053	5,985	6,246
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2054	7,625	7,989
	Atlanta GA GO	5.000%	12/1/2041	1,020	1,104
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2026	795	796
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2027	520	521
[3]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/2027	140	144
[5]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/2027	735	756
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2029	330	331
[1]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2030	5,005	5,579
[3]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/2030	2,060	2,368
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2031	45	45
[1]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2031	5,000	5,675
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2032	1,395	1,398
[1]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2032	3,250	3,740
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2040	10,575	10,587
[1]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2041	1,400	1,545
	Atlanta GA Water & Wastewater Water Revenue	3.500%	11/1/2043	140	124
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	285	299
[3]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/2042	675	597
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2050	3,330	3,643
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2053	3,000	3,272
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2039	1,270	1,395
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2041	300	325
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2052	4,505	4,670
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/2043	585	424
	Fulton County GA Water & Sewerage Water Revenue	2.375%	1/1/2044	280	200
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/2045	45	35
	Georgia GO	5.000%	12/1/2025	685	686
	Georgia GO	5.000%	7/1/2026	55	56
	Georgia GO	5.000%	7/1/2026	100	102
	Georgia GO	5.000%	12/1/2026	360	369
	Georgia GO	3.000%	1/1/2027	10	10
	Georgia GO	4.000%	1/1/2027	75	76
	Georgia GO	5.000%	1/1/2027	290	298
43

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia GO	5.000%	2/1/2027	5,065	5,094
	Georgia GO	5.000%	2/1/2027	2,825	2,830
	Georgia GO	4.000%	7/1/2027	11,000	11,267
	Georgia GO	5.000%	7/1/2027	2,145	2,232
	Georgia GO	5.000%	7/1/2027	6,415	6,675
	Georgia GO	5.000%	7/1/2027	730	750
	Georgia GO	5.000%	1/1/2028	2,000	2,057
	Georgia GO	5.000%	2/1/2028	160	161
	Georgia GO	5.000%	2/1/2028	5,285	5,448
	Georgia GO	4.000%	7/1/2028	495	515
	Georgia GO	5.000%	7/1/2028	1,770	1,885
	Georgia GO	5.000%	7/1/2028	280	298
	Georgia GO	4.000%	1/1/2029	2,415	2,447
	Georgia GO	3.000%	2/1/2029	635	635
	Georgia GO	5.000%	2/1/2029	470	473
	Georgia GO	5.000%	2/1/2029	2,375	2,447
	Georgia GO	5.000%	7/1/2029	1,860	1,982
	Georgia GO	3.000%	2/1/2030	505	505
	Georgia GO	5.000%	2/1/2030	10,030	10,087
	Georgia GO	5.000%	2/1/2030	570	587
	Georgia GO	5.000%	7/1/2030	2,065	2,149
	Georgia GO	5.000%	7/1/2030	180	200
	Georgia GO	5.000%	7/1/2030	595	634
	Georgia GO	5.000%	8/1/2030	1,295	1,445
	Georgia GO	5.000%	2/1/2031	5,185	5,342
	Georgia GO	5.000%	7/1/2031	3,140	3,421
	Georgia GO	5.000%	7/1/2031	4,800	5,452
	Georgia GO	5.000%	7/1/2031	150	160
	Georgia GO	5.000%	7/1/2031	340	386
	Georgia GO	5.000%	7/1/2032	4,760	5,069
	Georgia GO	5.000%	7/1/2032	2,485	2,814
	Georgia GO	5.000%	7/1/2032	2,795	3,229
	Georgia GO	3.000%	7/1/2033	175	175
	Georgia GO	5.000%	7/1/2033	1,720	1,941
	Georgia GO	5.000%	7/1/2033	2,295	2,640
	Georgia GO	5.000%	8/1/2033	9,315	10,312
	Georgia GO	3.000%	2/1/2034	430	429
	Georgia GO	3.000%	2/1/2034	11,250	11,226
	Georgia GO	5.000%	7/1/2034	380	435
	Georgia GO	4.000%	8/1/2034	1,150	1,205
	Georgia GO	4.000%	7/1/2035	9,095	9,307
	Georgia GO	4.000%	8/1/2035	610	634
	Georgia GO	4.000%	2/1/2036	5,000	5,045
	Georgia GO	4.000%	7/1/2036	1,655	1,686
	Georgia GO	5.000%	7/1/2036	1,850	2,087
	Georgia GO	3.000%	2/1/2037	25	24
	Georgia GO	3.250%	7/1/2037	490	481
[5]	Georgia Local Government COP	4.750%	6/1/2028	83	85
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/2029	565	593
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2060	2,435	2,433
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2060	2,395	2,369
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2060	600	600
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/2026	1,185	1,189
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2034	500	524
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/2044	2,745	2,649
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2048	5,850	5,867
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2049	6,590	6,604
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2052	6,155	6,240
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2055	2,500	2,543
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2056	1,000	1,001
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/2059	7,500	6,559
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2059	3,790	3,768
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2059	5,230	5,225
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2063	4,885	4,885
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.500%	7/1/2063	9,485	9,256
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2063	10,405	10,657
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2064	4,595	4,673
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/2064	3,780	3,925
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2028	4,110	4,171
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2029	1,000	1,013
44

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2034	290	322
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2036	7,335	8,247
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.250%	1/1/2049	6,750	7,082
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/2051	45	40
Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,280	1,373
Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/2043	140	151
Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/2046	4,565	3,510
Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2047	12,910	12,416
Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2047	580	608
Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/2051	4,850	3,312
Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	6,090	5,738
Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/2052	10,000	10,523
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2026	1,290	1,308
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2027	370	384
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2028	1,570	1,664
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2029	13,025	14,107
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2030	3,950	4,367
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2031	1,985	2,187
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2032	480	528
Gwinnett County School District GO	5.000%	8/1/2026	5,215	5,310
Gwinnett County School District GO	5.000%	2/1/2029	11,445	12,360
Gwinnett County School District GO	5.000%	2/1/2030	5,135	5,668
Gwinnett County School District GO	5.000%	2/1/2033	8,000	9,316
Gwinnett County School District GO	5.000%	2/1/2038	170	180
Gwinnett County School District GO	5.000%	2/1/2040	50	52
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/2043	1,000	688
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/2044	1,000	673
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/2045	1,000	658
Jefferson Public Building Authority Intergovernmental Agreement Revenue	4.500%	2/1/2055	4,445	4,426
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/2037	1,305	1,241
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.500%	7/1/2038	235	228
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/2039	3,845	3,560
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2047	500	378
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	1,330	1,350
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	100	102
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	1,200	1,218
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	640	650
Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/2048	120	90
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	1,395	1,518
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	2,560	2,785
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	12,785	13,909
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2030	13,905	15,431
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	10,000	11,477
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	18,915	21,976
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	5,820	6,762
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2036	4,500	5,254
Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2039	7,000	8,103
Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2041	5,000	5,667
Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2042	4,810	5,395
Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2043	2,250	2,500
Private Colleges & Universities Authority College & University Revenue	3.000%	10/1/2043	100	81
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/2043	14,065	14,069
Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2045	5,000	5,491
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/2046	2,330	2,334
Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2044	2,910	2,791
Richmond County Board of Education GO	5.000%	10/1/2030	7,310	8,153
Richmond County Board of Education GO	5.000%	10/1/2031	4,250	4,827
Richmond County Board of Education GO	5.000%	10/1/2032	9,000	10,377
Rockdale County Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	1/1/2049	3,000	3,144
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/2026	475	478
				616,789
Hawaii (0.4%)
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2034	75	82
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2038	2,075	2,108
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2049	1,550	1,658
Hawaii GO	5.000%	8/1/2026	1,420	1,425
Hawaii GO	5.000%	10/1/2026	2,210	2,218
Hawaii GO	5.000%	4/1/2027	1,315	1,327
45

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hawaii GO	5.000%	5/1/2027	645	668
Hawaii GO	5.000%	8/1/2027	4,200	4,208
Hawaii GO	5.000%	10/1/2027	2,365	2,412
Hawaii GO	5.000%	10/1/2027	330	337
Hawaii GO	5.000%	1/1/2028	935	983
Hawaii GO	4.000%	4/1/2028	585	587
Hawaii GO	5.000%	8/1/2028	70	70
Hawaii GO	5.000%	10/1/2028	270	275
Hawaii GO	5.000%	10/1/2028	360	367
Hawaii GO	5.000%	1/1/2029	770	810
Hawaii GO	5.000%	8/1/2029	900	903
Hawaii GO	5.000%	10/1/2029	145	148
Hawaii GO	5.000%	1/1/2030	1,640	1,725
Hawaii GO	5.000%	8/1/2030	3,375	3,388
Hawaii GO	5.000%	10/1/2030	3,435	3,581
Hawaii GO	4.000%	4/1/2031	1,200	1,205
Hawaii GO	4.000%	5/1/2031	7,965	8,098
Hawaii GO	4.000%	10/1/2031	1,700	1,715
Hawaii GO	5.000%	10/1/2031	2,200	2,292
Hawaii GO	5.000%	1/1/2032	375	403
Hawaii GO	3.000%	4/1/2032	1,285	1,285
Hawaii GO	4.000%	8/1/2032	8,190	8,195
Hawaii GO	3.000%	4/1/2033	10,000	9,992
Hawaii GO	4.000%	1/1/2034	2,675	2,724
Hawaii GO	5.000%	5/1/2034	1,070	1,100
Hawaii GO	4.000%	10/1/2034	2,510	2,511
Hawaii GO	4.000%	10/1/2034	8,830	8,878
Hawaii GO	3.250%	1/1/2035	365	364
Hawaii GO	3.000%	4/1/2035	275	270
Hawaii GO	5.000%	1/1/2036	230	239
Hawaii GO	3.000%	4/1/2036	295	286
Hawaii GO	4.000%	5/1/2036	60	60
Hawaii GO	4.000%	10/1/2036	15	15
Hawaii GO	5.000%	1/1/2038	410	425
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2026	3,495	3,521
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2026	895	902
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	1,580	1,630
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2027	1,060	1,107
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	11,380	12,014
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	745	787
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2028	1,655	1,767
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	615	663
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	5,235	5,766
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	635	699
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2030	6,330	6,747
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	1,760	1,937
Honolulu HI City & County GO	5.000%	7/1/2033	8,000	9,324
Honolulu HI City & County GO	3.000%	8/1/2041	945	813
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2031	435	438
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2032	3,500	4,025
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2033	625	628
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2033	2,430	2,832
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2036	1,000	1,173
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2037	4,085	4,749
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2038	1,190	1,199
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2038	1,985	2,288
Honolulu HI City & County Wastewater System Sewer Revenue	3.000%	7/1/2041	25	21
Honolulu HI City & County Wastewater System Sewer Revenue	3.000%	7/1/2046	20	16
Honolulu HI City & County Wastewater System Sewer Revenue	4.125%	7/1/2047	75	73
Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/2053	2,650	2,830
Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/2054	9,590	10,326
Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/2055	1,250	1,353
				158,965
Idaho (0.1%)
Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/2029	385	417
Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/2039	680	686
Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/2026	3,555	3,608
Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2048	3,205	3,410
Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/2047	9,785	10,270
46

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2029	1,500	1,630
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2030	4,000	4,435
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	5,000	5,730
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/2027	1,085	1,111
[3]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2055	5,000	5,410
					36,707
Illinois (5.6%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2033	200	206
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2034	2,100	2,157
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2035	850	872
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/2036	10,700	11,006
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2045	3,260	3,262
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.000%	4/1/2046	12,815	12,951
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2048	10,755	11,278
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2035	2,000	2,029
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2042	2,000	2,002
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2046	1,000	967
[3]	Chicago Board of Education GO	5.000%	12/1/2029	2,000	2,099
	Chicago Board of Education GO	5.000%	12/1/2030	5,000	5,067
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	1,855	1,925
	Chicago IL GO	5.000%	1/1/2027	750	760
	Chicago IL GO	5.000%	1/1/2027	640	641
	Chicago IL GO	5.000%	1/1/2028	755	773
	Chicago IL GO	0.000%	1/1/2029	445	398
	Chicago IL GO	5.000%	1/1/2030	3,750	3,911
	Chicago IL GO	5.000%	1/1/2031	270	279
	Chicago IL GO	5.000%	1/1/2031	4,750	4,994
	Chicago IL GO	5.000%	1/1/2032	3,275	3,429
	Chicago IL GO	5.000%	1/1/2033	13,320	13,915
[5]	Chicago IL GO	0.000%	1/1/2034	10,425	7,694
	Chicago IL GO	5.000%	1/1/2034	10,265	10,686
	Chicago IL GO	5.000%	1/1/2034	1,140	1,193
	Chicago IL GO	5.000%	1/1/2034	7,205	7,697
	Chicago IL GO	4.000%	1/1/2035	9,000	8,819
	Chicago IL GO	4.000%	1/1/2035	1,000	980
	Chicago IL GO	5.000%	1/1/2035	1,085	1,130
	Chicago IL GO	5.500%	1/1/2035	3,540	3,670
	Chicago IL GO	4.000%	1/1/2036	1,145	1,098
	Chicago IL GO	4.000%	1/1/2037	4,050	3,825
	Chicago IL GO	5.000%	1/1/2038	1,450	1,450
	Chicago IL GO	5.250%	1/1/2038	4,250	4,386
	Chicago IL GO	5.000%	1/1/2039	6,400	6,451
	Chicago IL GO	5.500%	1/1/2039	3,825	3,969
	Chicago IL GO	5.000%	1/1/2040	5,750	5,759
	Chicago IL GO	5.500%	1/1/2040	1,000	1,033
	Chicago IL GO	5.500%	1/1/2040	4,000	4,232
	Chicago IL GO	5.500%	1/1/2041	1,000	1,020
	Chicago IL GO	5.000%	1/1/2043	4,600	4,513
	Chicago IL GO	5.500%	1/1/2043	1,200	1,212
	Chicago IL GO	5.000%	1/1/2044	17,790	16,903
	Chicago IL GO	5.000%	1/1/2044	10,230	9,915
	Chicago IL GO	5.000%	1/1/2045	4,250	4,115
	Chicago IL GO	5.250%	1/1/2045	6,600	6,541
[1]	Chicago IL GO	6.000%	1/1/2046	2,000	2,186
	Chicago IL GO	5.500%	1/1/2049	21,505	21,154
	Chicago IL GO	6.000%	1/1/2050	5,000	5,245
	Chicago IL GO, ETM	5.000%	1/1/2026	610	612
[5]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/2028	580	540
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2030	1,030	1,118
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2031	1,000	1,105
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2033	2,000	2,273
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2034	3,815	4,376
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2035	3,000	3,402
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2042	2,750	2,785
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2047	2,000	2,013
[3]	Chicago IL Wastewater Transmission Sewer Revenue	4.000%	1/1/2052	150	137
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2053	5,000	5,233
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2058	11,000	11,486
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/2062	5,000	5,278
47

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	2,385	2,434
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	860	876
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	360	367
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2032	2,725	3,057
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2037	1,000	1,026
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2037	5,155	5,736
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2039	6,220	6,676
[3]	Chicago IL Waterworks Water Revenue	4.000%	11/1/2040	2,175	2,192
[3]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2053	3,245	3,373
[3]	Chicago IL Waterworks Water Revenue	5.500%	11/1/2062	11,275	11,971
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2026	2,420	2,429
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	5,205	5,925
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	5,275	5,976
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	390	391
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2046	7,840	7,866
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2050	4,000	4,169
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2055	6,000	6,217
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2026	2,990	3,000
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2026	8,790	8,818
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	8,840	9,049
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	7,795	8,177
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2028	580	597
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	770	773
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	6,845	7,329
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,460	1,465
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	12,280	13,400
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	9,750	10,843
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	1,545	1,550
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	12,750	14,396
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	320	328
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	715	717
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	5,615	5,631
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	5,000	5,729
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	1,015	1,039
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	1,045	1,048
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	645	647
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	265	287
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	3,000	3,474
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	5,575	5,680
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	155	158
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	270	271
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	485	486
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	1,080	1,164
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	13,750	13,940
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	1,020	1,041
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	2,515	2,564
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	285	299
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	3,810	3,818
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2037	570	583
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	1,330	1,354
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	545	571
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	320	321
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	1,250	1,271
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	1,990	2,077
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	135	135
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2042	1,460	1,481
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2044	16,180	15,250
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/2047	475	458
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2047	7,445	7,490
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	520	528
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	3,000	3,146
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2052	10,130	10,166
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2053	570	516
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2053	11,785	11,893
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2053	10,750	11,338
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/2056	7,000	6,728
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2056	10,000	10,317
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/2059	8,500	9,133
[1]	Chicago Park District GO	4.000%	1/1/2041	1,000	963
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	5,925	6,204
48

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2041	2,830	3,032
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	5,885	6,185
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2045	18,000	18,512
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2046	7,480	7,516
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2046	280	292
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2049	810	732
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2049	20,000	20,608
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2050	2,835	2,571
[3]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2051	590	593
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2052	5,075	5,165
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2055	13,500	12,007
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2055	1,395	1,405
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2057	6,000	6,094
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/2047	3,445	3,462
	Cook County IL GO	4.000%	11/15/2025	585	585
	Cook County IL GO	5.000%	11/15/2025	2,240	2,241
	Cook County IL GO	4.000%	11/15/2026	5,705	5,776
[3]	Cook County IL GO	5.000%	11/15/2026	2,215	2,268
	Cook County IL GO	5.000%	11/15/2026	3,480	3,559
	Cook County IL GO	4.000%	11/15/2027	4,635	4,744
	Cook County IL GO	5.000%	11/15/2028	4,600	4,905
	Cook County IL GO	5.000%	11/15/2029	1,220	1,326
	Cook County IL GO	5.000%	11/15/2030	1,130	1,150
	Cook County IL GO	5.000%	11/15/2031	735	747
	Cook County IL GO	5.000%	11/15/2031	4,885	5,371
	Cook County IL GO	5.000%	11/15/2032	5,920	6,495
	Cook County IL GO	5.000%	11/15/2033	3,995	4,368
	Cook County IL Sales Tax Revenue	4.000%	11/15/2039	8,575	8,526
	Cook County IL Sales Tax Revenue	4.000%	11/15/2040	9,905	9,794
	Cook County IL Sales Tax Revenue	4.000%	11/15/2041	3,250	3,180
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	4,250	4,519
	Cook County IL Sales Tax Revenue	5.250%	11/15/2045	3,340	3,548
	Cook County IL Sales Tax Revenue	5.000%	11/15/2049	6,000	6,217
	Evanston IL GO	3.500%	12/1/2038	645	642
[1]	Evanston IL GO	3.500%	12/1/2039	755	749
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2030	8,565	9,235
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2034	5,295	5,357
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2035	4,250	4,281
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2040	4,000	3,858
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2041	2,730	2,596
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2043	3,515	3,247
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2044	3,465	3,172
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2030	5,365	5,873
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	5,525	6,151
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	14,915	16,853
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2034	13,630	15,704
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2035	7,670	8,769
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2035	2,375	2,749
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2035	545	632
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2036	5,000	5,669
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2037	1,350	1,561
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2038	2,995	3,394
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2038	1,310	1,310
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2038	1,310	1,513
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2039	1,960	2,204
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2040	1,000	1,002
	Illinois Finance Authority College & University Revenue	5.250%	5/15/2048	2,040	2,150
	Illinois Finance Authority College & University Revenue	4.000%	4/1/2050	4,075	3,733
	Illinois Finance Authority College & University Revenue	5.250%	5/15/2054	5,085	5,320
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.850%	11/3/2025	9,215	9,215
	Illinois Finance Authority Water Revenue	5.000%	7/1/2034	1,350	1,490
	Illinois Finance Authority Water Revenue	5.000%	7/1/2036	1,720	1,874
	Illinois Finance Authority Water Revenue	4.000%	7/1/2037	2,210	2,255
	Illinois Finance Authority Water Revenue	5.000%	7/1/2039	10,010	11,310
	Illinois Finance Authority Water Revenue	5.000%	7/1/2040	10,215	11,404
	Illinois Finance Authority Water Revenue	5.000%	7/1/2041	5,060	5,590
	Illinois Finance Authority Water Revenue	5.000%	7/1/2042	3,500	3,830
	Illinois Finance Authority Water Revenue	5.000%	7/1/2043	1,750	1,895
	Illinois GO	5.000%	11/1/2025	34,465	34,465
[1]	Illinois GO	5.000%	11/1/2025	5,000	5,000
49

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	2/1/2026	1,330	1,336
	Illinois GO	5.000%	2/1/2026	8,080	8,119
	Illinois GO	5.000%	3/1/2026	6,745	6,789
	Illinois GO	5.000%	5/1/2026	5,000	5,050
	Illinois GO	5.000%	7/1/2026	1,130	1,145
	Illinois GO	5.000%	9/1/2026	28,110	28,589
	Illinois GO	5.000%	10/1/2026	400	407
	Illinois GO	5.000%	10/1/2026	1,105	1,126
	Illinois GO	3.250%	11/1/2026	2,360	2,367
	Illinois GO	5.000%	11/1/2026	1,490	1,520
	Illinois GO	5.000%	11/1/2026	16,880	17,221
	Illinois GO	5.000%	1/1/2027	640	642
	Illinois GO	5.000%	2/1/2027	6,745	6,910
	Illinois GO	5.000%	2/1/2027	4,415	4,528
	Illinois GO	5.000%	3/1/2027	5,000	5,134
	Illinois GO	5.000%	3/1/2027	6,125	6,288
	Illinois GO	5.000%	3/1/2027	1,510	1,550
	Illinois GO	5.000%	7/1/2027	1,050	1,085
	Illinois GO	5.000%	10/1/2027	3,480	3,614
	Illinois GO	5.000%	11/1/2027	31,185	32,435
	Illinois GO	5.000%	12/1/2027	945	984
	Illinois GO	5.000%	2/1/2028	4,510	4,619
	Illinois GO	5.000%	2/1/2028	3,335	3,488
	Illinois GO	5.000%	5/1/2028	1,225	1,287
	Illinois GO	5.000%	5/1/2028	5,050	5,307
	Illinois GO	5.000%	7/1/2028	1,550	1,634
	Illinois GO	5.250%	9/1/2028	5,000	5,321
	Illinois GO	5.000%	10/1/2028	15,425	16,336
	Illinois GO	5.000%	11/1/2028	12,130	12,606
	Illinois GO	5.000%	12/1/2028	1,800	1,910
	Illinois GO	5.000%	12/1/2028	9,630	10,009
	Illinois GO	5.000%	2/1/2029	2,300	2,355
	Illinois GO	5.000%	2/1/2029	2,385	2,541
	Illinois GO	5.000%	3/1/2029	3,810	4,060
	Illinois GO	5.000%	5/1/2029	1,000	1,070
	Illinois GO	5.000%	5/1/2029	3,500	3,746
	Illinois GO	5.000%	7/1/2029	1,620	1,739
	Illinois GO	5.000%	10/1/2029	7,600	8,047
	Illinois GO	5.000%	11/1/2029	34,875	36,196
[3]	Illinois GO	4.000%	2/1/2030	7,600	7,683
	Illinois GO	5.000%	2/1/2030	1,725	1,870
	Illinois GO	5.000%	3/1/2030	2,035	2,205
	Illinois GO	5.000%	3/1/2030	720	781
	Illinois GO	5.000%	5/1/2030	1,115	1,213
	Illinois GO	5.500%	5/1/2030	15,420	16,565
	Illinois GO	5.000%	7/1/2030	1,290	1,407
	Illinois GO	5.000%	10/1/2030	4,860	5,140
	Illinois GO	5.250%	12/1/2030	2,280	2,379
	Illinois GO	5.000%	2/1/2031	2,500	2,751
	Illinois GO	5.000%	3/1/2031	320	352
	Illinois GO	5.000%	3/1/2031	650	716
	Illinois GO	5.000%	5/1/2031	1,090	1,203
	Illinois GO	5.000%	5/1/2031	2,000	2,207
	Illinois GO	5.000%	7/1/2031	2,820	3,118
	Illinois GO	5.250%	9/1/2031	5,000	5,607
	Illinois GO	5.000%	10/1/2031	7,985	8,712
	Illinois GO	5.000%	2/1/2032	2,475	2,755
	Illinois GO	5.000%	3/1/2032	590	648
	Illinois GO	5.000%	3/1/2032	215	240
	Illinois GO	5.000%	5/1/2032	1,100	1,228
	Illinois GO	5.000%	5/1/2032	3,800	4,242
	Illinois GO	4.000%	10/1/2032	7,625	7,844
	Illinois GO	5.000%	12/1/2032	2,725	3,015
	Illinois GO	5.000%	3/1/2033	6,000	6,559
	Illinois GO	5.000%	3/1/2033	30	33
	Illinois GO	5.000%	3/1/2033	30	33
	Illinois GO	5.000%	5/1/2033	9,450	10,495
	Illinois GO	5.000%	7/1/2033	2,005	2,230
	Illinois GO	4.000%	10/1/2033	2,990	3,060
	Illinois GO	4.000%	12/1/2033	15,750	15,847
50

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois GO	5.000%	3/1/2034	2,130	2,316
Illinois GO	5.000%	3/1/2034	5,080	5,600
Illinois GO	5.000%	5/1/2034	3,680	4,061
Illinois GO	5.000%	7/1/2034	5,015	5,540
Illinois GO	4.000%	10/1/2034	1,160	1,177
Illinois GO	5.000%	2/1/2035	25,500	28,746
Illinois GO	5.000%	3/1/2035	4,540	4,909
Illinois GO	5.000%	5/1/2035	6,345	6,955
Illinois GO	5.000%	7/1/2035	5,000	5,485
Illinois GO	5.000%	12/1/2035	1,545	1,591
Illinois GO	5.000%	2/1/2036	13,365	14,932
Illinois GO	5.000%	3/1/2036	6,425	6,908
Illinois GO	5.000%	5/1/2036	1,000	1,089
Illinois GO	5.000%	5/1/2036	8,010	8,940
Illinois GO	5.000%	9/1/2036	4,845	5,415
Illinois GO	4.125%	10/1/2036	2,085	2,098
Illinois GO	5.000%	12/1/2036	5,500	5,649
Illinois GO	5.000%	2/1/2037	5,125	5,679
Illinois GO	5.000%	3/1/2037	9,070	9,697
Illinois GO	5.000%	5/1/2037	7,340	7,943
Illinois GO	5.000%	5/1/2037	3,600	3,976
Illinois GO	4.000%	7/1/2037	2,000	1,998
Illinois GO	4.250%	12/1/2037	4,190	4,169
Illinois GO	5.000%	2/1/2038	4,255	4,674
Illinois GO	4.000%	3/1/2038	3,000	2,976
Illinois GO	5.250%	3/1/2038	785	854
Illinois GO	5.250%	5/1/2038	5,365	5,841
Illinois GO	4.000%	10/1/2038	1,000	986
Illinois GO	5.000%	12/1/2038	2,000	2,045
Illinois GO	5.000%	2/1/2039	2,480	2,702
Illinois GO	4.000%	3/1/2039	2,100	2,062
Illinois GO	5.000%	5/1/2039	2,000	2,053
Illinois GO	5.000%	5/1/2039	3,750	4,068
Illinois GO	5.250%	5/1/2039	2,485	2,688
Illinois GO	5.500%	5/1/2039	8,435	9,033
Illinois GO	5.000%	9/1/2039	10,000	10,860
Illinois GO	5.000%	12/1/2039	4,000	4,304
Illinois GO	4.000%	3/1/2040	7,310	7,050
Illinois GO	5.000%	5/1/2040	5,760	6,200
Illinois GO	5.250%	5/1/2040	1,595	1,714
Illinois GO	5.000%	9/1/2040	10,000	10,777
Illinois GO	4.000%	10/1/2040	10,975	10,584
Illinois GO	3.000%	12/1/2040	4,550	3,758
Illinois GO	4.250%	12/1/2040	2,660	2,632
Illinois GO	5.000%	1/1/2041	2,145	2,147
Illinois GO	4.000%	3/1/2041	3,275	3,131
Illinois GO	5.000%	5/1/2041	1,700	1,815
Illinois GO	5.250%	5/1/2041	2,695	2,878
Illinois GO	4.000%	6/1/2041	85	81
Illinois GO	4.000%	10/1/2041	1,495	1,423
Illinois GO	4.500%	12/1/2041	7,100	7,103
Illinois GO	5.500%	3/1/2042	1,000	1,079
Illinois GO	5.250%	5/1/2042	2,590	2,746
Illinois GO	5.250%	5/1/2042	10,000	10,758
Illinois GO	5.000%	9/1/2042	10,000	10,565
Illinois GO	4.000%	10/1/2042	3,065	2,879
Illinois GO	5.000%	12/1/2042	890	935
Illinois GO	5.250%	5/1/2043	1,250	1,316
Illinois GO	5.250%	5/1/2043	5,085	5,421
Illinois GO	5.000%	9/1/2043	1,175	1,228
Illinois GO	5.125%	10/1/2043	4,500	4,701
Illinois GO	5.000%	12/1/2043	5,000	5,206
Illinois GO	5.250%	5/1/2044	2,335	2,470
Illinois GO	5.250%	5/1/2045	2,500	2,629
Illinois GO	5.750%	5/1/2045	9,745	10,272
Illinois GO	4.250%	10/1/2045	3,965	3,752
Illinois GO	5.500%	10/1/2045	4,500	4,773
Illinois GO	5.000%	3/1/2046	18,530	18,907
Illinois GO	4.250%	5/1/2046	2,455	2,315
Illinois GO	5.250%	10/1/2046	5,000	5,190
51

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.500%	3/1/2047	16,710	17,572
	Illinois GO	5.250%	5/1/2047	2,850	2,967
	Illinois GO	5.500%	5/1/2047	6,780	7,135
	Illinois GO	5.250%	10/1/2047	1,495	1,548
	Illinois GO	4.500%	5/1/2048	1,885	1,805
	Illinois GO	5.250%	5/1/2048	2,010	2,087
	Illinois GO	5.250%	5/1/2049	1,500	1,557
[3]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2030	3,690	4,018
[3]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2031	5,000	5,541
[3]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2033	5,000	5,690
[3]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2035	5,000	5,769
	Illinois Sales Tax Revenue	5.000%	6/15/2026	3,030	3,034
	Illinois Sales Tax Revenue	5.000%	6/15/2030	750	817
	Illinois Sales Tax Revenue	5.000%	6/15/2033	660	748
	Illinois Sales Tax Revenue	5.000%	6/15/2036	1,005	1,128
	Illinois Sales Tax Revenue	5.000%	6/15/2037	5,070	5,702
	Illinois Sales Tax Revenue	5.000%	6/15/2040	5,030	5,491
	Illinois Sales Tax Revenue	5.000%	6/15/2043	5,555	5,858
	Illinois Sales Tax Revenue	5.000%	6/15/2043	5,570	5,902
	Illinois Sales Tax Revenue	5.000%	6/15/2045	5,005	5,245
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2026	2,110	2,117
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2026	4,455	4,470
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2026	795	798
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	3,010	3,086
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	2,855	2,927
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	1,325	1,390
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	8,210	8,614
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	1,250	1,312
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	180	193
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	1,670	1,790
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	3,140	3,346
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	1,225	1,339
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	725	773
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	11,155	12,131
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/2031	1,140	1,142
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2032	1,320	1,324
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2033	2,905	3,325
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2034	2,860	3,303
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2035	3,365	3,866
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	3,225	3,229
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	1,780	1,785
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	1,825	1,892
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	325	325
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	6,440	7,371
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	19,655	19,679
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	430	431
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	3,500	3,504
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	7,490	8,465
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2039	3,700	4,119
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	11,960	11,971
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	7,885	7,899
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	10,535	10,590
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	5,295	5,585
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	3,870	4,097
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	505	524
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	16,795	17,130
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	6,145	6,591
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	1,390	1,453
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2043	6,375	6,872
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2044	14,255	13,580
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	430	441
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	3,380	3,573
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	27,630	28,600
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	7,510	8,004
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	19,670	18,218
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2046	3,130	3,227
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	5,000	3,757
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2034	1,000	719
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2035	7,730	5,427
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2035	10,425	7,143
52

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2036	11,950	7,988
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2037	800	508
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2038	875	513
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2039	240	137
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2040	1,500	806
[3,5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	2,400	1,285
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2054	13,340	3,285
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2056	9,750	2,167
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2026	10,335	10,432
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2027	510	484
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2029	5,715	5,930
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2030	23,475	20,096
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2035	2,720	1,864
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2037	2,425	1,501
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2038	500	301
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2039	500	285
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2040	285	285
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2042	1,670	1,707
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	7,765	7,295
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2043	5,735	2,615
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2044	3,870	1,659
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2046	1,710	656
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2047	10,590	9,347
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2052	12,905	11,037
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2053	3,950	3,928
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2053	5,000	4,982
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2054	10,000	2,360
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2056	11,300	2,400
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2056	19,250	4,279
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2057	12,565	12,510
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2050	23,660	20,459
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2050	13,100	13,120
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2050	4,705	1,371
[3]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2051	270	77
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2025	380	381
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2025	4,370	4,377
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2026	1,065	1,090
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	2,815	2,879
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	1,435	1,468
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2029	2,885	2,948
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	1,580	1,613
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	8,325	9,284
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	2,275	2,320
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	1,470	1,669
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/2032	3,095	3,602
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/2034	7,000	8,326
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2039	3,005	3,361
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2040	4,670	5,182
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2042	2,045	2,225
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2043	2,365	2,550
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2027	1,840	1,880
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2030	1,675	1,705
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2032	485	489
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2041	380	378
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2041	2,990	3,014
[6]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/2033	315	360
[5]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/2026	3,110	3,183
[5]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/2030	2,025	2,247
[3]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2034	1,325	1,523
	Regional Transportation Authority Sales Tax Revenue	4.000%	6/1/2045	5,000	4,675
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	2,895	2,993
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2026	1,165	1,169
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2030	4,045	4,370
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2031	12,355	13,538
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2032	3,535	3,925
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2033	10,095	11,320
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2026	1,735	1,741
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	820	856
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	1,000	1,063
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2030	11,900	12,857
53

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2032	2,185	2,449
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2033	4,640	5,250
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2034	2,745	3,074
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2034	2,845	3,192
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	4,370	5,018
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	7,040	8,025
[1]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	4,320	4,579
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	3,075	3,477
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2038	1,975	1,967
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2038	1,000	1,121
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2039	4,145	4,082
[1]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2040	85	84
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2042	3,600	3,600
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2043	1,100	1,120
	Sales Tax Securitization Corp. Sales Tax Revenue	5.250%	1/1/2043	1,190	1,222
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2044	765	781
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2048	14,495	13,041
	Sangamon County Water Reclamation District GO	5.000%	1/1/2044	5,000	5,167
	Schaumburg IL GO	4.000%	12/1/2041	425	425
[1]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2034	2,500	2,840
[1]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2035	2,500	2,837
[1]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2039	18,070	19,805
[1]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2040	7,100	7,708
[3]	University of Illinois College & University Revenue	4.000%	4/1/2036	385	385
[3]	University of Illinois College & University Revenue	4.125%	4/1/2048	5,000	4,682
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2026	1,500	1,491
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2031	390	327
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2033	300	231
[5]	Will County Community Unit School District No. 365-U Valley View GO, ETM	0.000%	11/1/2025	7,520	7,520
	Will County IL GO, Prere.	5.000%	11/15/2025	2,000	2,001
					2,450,516
Indiana (0.6%)
	Allen County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2044	6,945	6,724
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2044	9,620	10,155
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/2030	1,135	1,181
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/2030	700	729
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/2031	750	778
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/2031	500	518
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/2032	1,860	1,921
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/2033	1,700	1,748
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2036	100	101
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2040	2,010	2,147
	Hamilton County Public Building Corp. Lease (Abatement) Revenue	4.000%	1/10/2050	5,000	4,581
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2029	7,500	7,998
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2030	2,705	2,931
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2032	5,020	5,616
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2033	3,445	3,871
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2033	10,000	11,313
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/2034	3,020	3,183
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2035	3,490	3,887
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/2036	15,645	16,225
	Indiana Finance Authority Lease Revenue	5.000%	12/1/2025	1,510	1,512
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2026	310	312
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2027	10,675	10,932
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	1,425	1,454
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2029	3,050	3,305
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2037	5,305	5,622
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2038	135	143
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2039	250	264
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/2053	2,500	2,479
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.125%	6/1/2058	625	626
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/2064	2,070	2,097
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2034	2,150	2,398
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/2036	870	903
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2040	1,550	1,367
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2041	6,245	6,300
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/2042	70	67
	Indiana Finance Authority Water Revenue	5.000%	2/1/2027	455	462
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/2030	1,455	1,532
54

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2033	745	753
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2036	295	298
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2037	7,670	7,733
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/2042	130	130
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2042	8,770	8,832
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2042	1,105	1,134
[3]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2043	7,600	8,165
	Indiana University College & University Revenue	5.000%	6/1/2034	5,555	6,481
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2030	1,110	1,185
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2033	80	85
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2034	1,230	1,302
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2037	2,500	2,510
[1]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2053	6,815	7,018
[1]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2058	6,500	6,674
[1]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.250%	3/1/2067	2,000	2,080
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	4.000%	2/1/2044	55	54
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2044	6,975	7,162
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	3.840%	2/1/2054	2,000	1,851
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2054	3,665	3,723
[2]	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2039	5,250	5,874
[2]	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2040	3,250	3,578
[6]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/2028	15	14
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/2035	4,100	4,515
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2038	3,665	3,722
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2039	3,515	3,547
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2041	15,265	15,291
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.250%	1/1/2055	8,000	8,436
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Pilot Infrastructure Project)	5.000%	1/1/2040	5,160	5,316
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	4.000%	2/1/2047	14,500	13,800
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/2040	700	617
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/2041	2,000	1,737
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	2,060	2,201
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	3,000	3,243
					266,443
Iowa (0.1%)
	Des Moines IA Stormwater Utility Special Assessment Revenue	3.250%	6/1/2034	1,990	1,991
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	5.000%	12/1/2032	1,250	1,439
	Iowa Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/2034	19,145	22,509
	Iowa Finance Authority Water Revenue	5.000%	8/1/2027	920	958
	Iowa Finance Authority Water Revenue	5.000%	8/1/2028	2,070	2,157
	Iowa Finance Authority Water Revenue	5.000%	8/1/2029	1,095	1,141
	Iowa Finance Authority Water Revenue	5.000%	8/1/2030	1,380	1,437
	Iowa Finance Authority Water Revenue	5.000%	8/1/2034	3,525	4,084
	Iowa Finance Authority Water Revenue	5.000%	8/1/2036	3,660	4,175
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2050	2,930	2,487
	Iowa Special Obligation Revenue	4.000%	6/1/2026	1,475	1,485
	Iowa Special Obligation Revenue	5.000%	6/1/2027	260	263
	Iowa Special Obligation Revenue	5.000%	6/1/2028	5,490	5,556
					49,682
Kansas (0.2%)
[3]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2042	2,845	2,998
[3]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2047	2,750	2,833
[3]	Ellis County Unified School District No. 489 Hays GO	4.000%	9/1/2052	12,565	11,655
	Johnson County Unified School District No. 512 Shawnee Mission GO	3.000%	10/1/2041	2,500	2,191
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	9,000	9,793
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	7,400	8,203
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	11,230	12,449
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2031	7,510	8,459
	Kansas Development Finance Authority College & University Revenue	2.000%	6/1/2037	1,620	1,305
	Kansas Development Finance Authority College & University Revenue	4.500%	9/1/2054	5,610	5,635
	Kansas Development Finance Authority College & University Revenue, Prere.	2.000%	6/1/2029	120	117
[1]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2050	9,280	9,746
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/2026	1,270	1,286
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.250%	9/1/2026	13,515	13,804
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/2026	1,150	1,177
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/2039	2,325	2,325
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/2044	1,450	1,450
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/2040	710	710
55

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/2045	1,500	1,500
					97,636
Kentucky (0.4%)
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust)	5.000%	9/1/2026	4,010	4,081
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/2033	175	179
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/2036	260	263
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/2037	260	262
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue	4.000%	9/1/2048	4,790	4,491
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2048	2,000	2,011
[5]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/2039	2,885	2,858
[5]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2042	315	315
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2034	1,500	1,577
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2037	1,100	1,131
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	3.000%	9/1/2043	255	200
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/2039	2,455	2,826
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/2043	4,900	5,556
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2025	1,325	1,325
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2026	10,000	10,218
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2028	3,310	3,382
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/2029	750	776
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2025	4,010	4,010
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2029	1,970	2,138
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2032	1,595	1,821
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2033	2,225	2,568
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2035	1,000	1,156
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2036	1,185	1,358
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2037	2,175	2,472
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2039	5,375	6,001
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2041	3,550	3,889
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2043	6,375	6,926
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2044	2,000	2,155
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2030	940	1,029
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2032	2,000	2,271
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2033	3,000	3,429
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2037	5,390	6,192
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2043	5,025	5,434
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2044	1,275	1,377
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2026	3,000	3,052
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2030	4,855	5,354
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2035	3,880	4,554
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2036	3,600	4,177
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2038	8,000	9,120
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2040	7,215	8,053
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2045	7,070	7,587
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/2027	1,385	1,404
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2037	5,430	6,172
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2038	65	73
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2046	940	752
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2046	4,995	3,888
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.250%	5/15/2046	585	491
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	2.375%	5/15/2050	2,275	1,405
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2051	195	203
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2053	5,000	5,195
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2041	755	661
[3]	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2046	1,775	1,424
	University of Kentucky College & University Revenue	4.000%	4/1/2044	15	14
					159,256
Louisiana (0.5%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/2040	2,520	2,537
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/2045	2,865	2,787
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/2028	6,075	5,694
[3]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/2042	10,115	9,969
[3]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2042	6,620	6,741
[3]	Lafayette LA Utilities Electric Power & Light Revenue (Electric Projects)	5.000%	11/1/2049	18,085	18,894
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	4,130	4,570
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2034	5,000	5,874
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2035	7,560	8,951
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2039	15,200	17,124
	Louisiana GO	5.000%	8/1/2026	115	117
56

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana GO	5.000%	2/1/2027	2,000	2,059
	Louisiana GO	5.000%	8/1/2028	8,370	8,503
	Louisiana GO	5.000%	2/1/2029	2,000	2,153
	Louisiana GO	5.000%	9/1/2030	5,535	6,166
	Louisiana GO	5.000%	2/1/2031	5,605	6,286
	Louisiana GO	5.000%	9/1/2031	5,030	5,698
	Louisiana GO	5.000%	2/1/2033	2,060	2,386
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2028	1,025	1,060
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2029	1,015	1,050
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2030	1,110	1,148
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2031	1,690	1,746
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2032	2,135	2,203
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2033	14,790	15,235
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2035	7,935	8,146
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2036	2,975	3,048
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2037	2,990	3,056
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/2050	3,285	2,999
[3]	Louisiana Public Facilities Authority College & University Revenue	5.250%	7/1/2055	2,000	2,101
[3]	Louisiana Public Facilities Authority College & University Revenue	4.750%	7/1/2065	4,000	3,969
[3]	Louisiana Public Facilities Authority College & University Revenue	5.250%	7/1/2065	5,000	5,202
	Louisiana Public Facilities Authority College & University Revenue (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project)	4.000%	1/1/2056	5	4
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	4/1/2045	3,600	3,700
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2048	4,510	4,648
	Louisiana Public Facilities Authority College & University Revenue, Prere.	4.000%	4/1/2030	525	550
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2048	6,590	6,759
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.250%	7/1/2053	4,600	4,781
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/2026	1,135	1,149
	New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/2048	1,740	1,747
	New Orleans LA GO	5.000%	12/1/2040	3,645	3,859
	New Orleans LA GO	5.000%	12/1/2046	9,530	9,779
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/2044	5,000	4,911
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/2048	5	5
	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2040	120	120
					209,484
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.250%	10/1/2054	5,320	5,657
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2038	1,950	1,969
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2045	2,270	2,206
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/2047	15,500	15,777
					25,609
Maryland (1.7%)
	Anne Arundel County MD GO	5.000%	4/1/2035	900	1,035
	Anne Arundel County MD GO	5.000%	10/1/2041	1,000	1,048
	Baltimore County MD GO	3.000%	11/1/2029	3,945	3,971
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/2046	10,015	10,083
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/2049	6,890	7,017
	Baltimore MD Water Revenue	5.000%	7/1/2044	9,495	9,497
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2046	20,000	20,136
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2050	2,400	2,457
	Calvert County MD GO	1.875%	7/1/2035	1,000	847
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/2025	325	325
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	690	705
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	870	889
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2026	8,290	8,488
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/2026	300	300
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2027	2,520	2,633
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2027	1,360	1,424
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/2027	1,510	1,511
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2027	15,000	15,736
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/2027	135	135
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2028	4,965	5,181
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2028	3,275	3,347
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/2028	1,480	1,480
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	2,385	2,490
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2029	770	786
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2029	4,805	5,260
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/2029	9,585	9,591
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	2,025	2,111
57

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/2030	2,540	2,540
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/2030	1,305	1,305
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2031	1,420	1,423
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2031	555	618
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/2031	130	130
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.250%	5/1/2032	2,780	2,780
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2032	7,510	7,515
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/2032	3,715	3,785
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2032	125	139
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2033	3,665	3,641
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/2033	1,325	1,329
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2033	130	144
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2034	3,345	3,300
[3]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.000%	7/1/2054	3,135	3,205
[3]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.125%	7/1/2059	3,140	3,214
[3]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.250%	7/1/2064	3,750	3,857
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.750%	7/1/2053	1,000	1,051
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	6.000%	7/1/2058	1,500	1,593
	Maryland GO	5.000%	2/1/2026	56,095	56,406
	Maryland GO	5.000%	3/15/2026	1,745	1,760
	Maryland GO	5.000%	3/15/2026	4,400	4,437
	Maryland GO	5.000%	3/15/2026	2,155	2,173
	Maryland GO	3.000%	8/1/2026	5,235	5,242
	Maryland GO	5.000%	8/1/2026	10,415	10,598
	Maryland GO	5.000%	8/1/2026	6,025	6,131
	Maryland GO	5.000%	8/1/2026	300	305
	Maryland GO	5.000%	8/1/2026	1,660	1,689
	Maryland GO	5.000%	3/15/2027	170	176
	Maryland GO	3.000%	8/1/2027	145	145
	Maryland GO	5.000%	8/1/2027	3,700	3,858
	Maryland GO	5.000%	8/1/2027	5,560	5,797
	Maryland GO	5.000%	8/1/2027	50	52
	Maryland GO	5.000%	8/1/2027	1,825	1,903
	Maryland GO	5.000%	8/1/2027	5,660	5,901
	Maryland GO	5.000%	3/15/2028	2,990	3,085
	Maryland GO	5.000%	3/15/2028	5,225	5,524
	Maryland GO	5.000%	6/1/2028	1,500	1,594
	Maryland GO	5.000%	6/1/2028	15,000	15,937
	Maryland GO	4.000%	8/1/2028	50	52
	Maryland GO	5.000%	8/1/2028	5,605	5,978
	Maryland GO	5.000%	8/1/2028	9,520	10,153
	Maryland GO	5.000%	8/1/2028	6,210	6,623
	Maryland GO	5.000%	8/1/2028	14,750	15,731
	Maryland GO	5.000%	3/1/2029	125	135
	Maryland GO	5.000%	3/15/2029	645	682
	Maryland GO	5.000%	3/15/2029	300	309
	Maryland GO	5.000%	3/15/2029	2,800	3,028
	Maryland GO	5.000%	3/15/2029	190	205
	Maryland GO	5.000%	3/15/2029	14,000	15,142
	Maryland GO	5.000%	6/1/2029	4,120	4,477
	Maryland GO	5.000%	6/1/2029	15,000	16,300
	Maryland GO	4.000%	8/1/2029	4,000	4,212
	Maryland GO	5.000%	8/1/2029	2,140	2,334
	Maryland GO	5.000%	8/1/2029	345	368
	Maryland GO	5.000%	8/1/2029	13,100	14,288
	Maryland GO	5.000%	8/1/2029	15,000	16,360
	Maryland GO	3.000%	3/1/2030	3,225	3,225
	Maryland GO	5.000%	3/1/2030	3,935	4,346
	Maryland GO	4.000%	3/15/2030	675	687
	Maryland GO	5.000%	3/15/2030	1,360	1,503
	Maryland GO	5.000%	3/15/2030	75	83
	Maryland GO	5.000%	6/1/2030	710	788
	Maryland GO	5.000%	6/1/2030	1,800	1,998
	Maryland GO	3.250%	8/1/2030	105	105
	Maryland GO	5.000%	8/1/2030	3,995	4,450
58

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland GO	5.000%	8/1/2030	2,990	3,331
Maryland GO	5.000%	3/15/2031	2,895	3,124
Maryland GO	5.000%	3/15/2031	660	728
Maryland GO	5.000%	3/15/2031	15,410	17,368
Maryland GO	3.000%	6/1/2031	45	45
Maryland GO	5.000%	6/1/2031	6,040	6,835
Maryland GO	5.000%	6/1/2031	15,395	17,421
Maryland GO	3.000%	8/1/2031	15	15
Maryland GO	5.000%	8/1/2031	2,490	2,708
Maryland GO	5.000%	8/1/2031	825	877
Maryland GO	5.000%	8/1/2031	1,080	1,200
Maryland GO	5.000%	3/1/2032	2,240	2,514
Maryland GO	3.250%	3/15/2032	20	20
Maryland GO	5.000%	3/15/2032	170	187
Maryland GO	5.000%	3/15/2032	8,010	9,189
Maryland GO	5.000%	3/15/2032	200	216
Maryland GO	5.000%	6/1/2032	610	702
Maryland GO	5.000%	6/1/2032	21,315	24,535
Maryland GO	2.000%	8/1/2032	25	23
Maryland GO	5.000%	8/1/2032	1,360	1,506
Maryland GO	5.000%	3/1/2033	390	436
Maryland GO	3.125%	3/15/2033	1,055	1,062
Maryland GO	4.000%	3/15/2033	70	73
Maryland GO	5.000%	3/15/2033	360	395
Maryland GO	5.000%	6/1/2033	4,435	5,072
Maryland GO	5.000%	6/1/2033	13,340	15,571
Maryland GO	4.000%	8/1/2033	255	263
Maryland GO	5.000%	8/1/2033	525	579
Maryland GO	5.000%	3/1/2034	415	461
Maryland GO	5.000%	3/15/2034	1,105	1,274
Maryland GO	5.000%	6/1/2034	6,000	6,810
Maryland GO	5.000%	8/1/2034	1,000	1,097
Maryland GO	5.000%	3/1/2035	960	1,062
Maryland GO	5.000%	3/15/2035	125	143
Maryland GO	5.000%	6/1/2035	1,900	2,140
Maryland GO	5.000%	6/1/2035	15,980	18,719
Maryland GO	5.000%	3/1/2036	3,740	4,113
Maryland GO	5.000%	6/1/2036	12,975	14,520
Maryland GO	5.000%	3/15/2037	20,000	22,536
Maryland GO	5.000%	6/1/2037	1,250	1,455
Maryland GO	5.000%	6/1/2039	5,680	6,424
Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2038	5,000	5,002
Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2047	13,045	12,160
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/2051	18,365	5,505
Maryland Stadium Authority Appropriations Revenue	2.750%	6/1/2051	6,415	4,430
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/2052	1,365	389
Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2052	1,240	1,136
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/2053	970	263
Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2054	2,800	2,913
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/2047	7,205	7,324
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2042	1,170	1,200
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2050	9,500	10,381
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program), Prere.	5.000%	5/1/2026	2,375	2,401
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/2028	915	968
Maryland State Transportation Authority Highway Revenue	5.000%	7/1/2046	10,000	10,481
Maryland State Transportation Authority Highway Revenue	2.500%	7/1/2047	8,170	5,622
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2047	20	16
Maryland State Transportation Authority Highway Revenue	5.000%	7/1/2051	13,035	13,509
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2041	4,000	4,420
Maryland Water Infrastructure Financing Administration Bay Restoration Fund Sewer Revenue	2.800%	3/1/2026	1,660	1,656
Montgomery County MD GO	5.000%	10/1/2027	3,105	3,246
Montgomery County MD GO	5.000%	12/1/2027	9,995	10,502
Montgomery County MD GO	5.000%	12/1/2033	10,725	12,592
Montgomery County MD GO	3.000%	11/1/2038	5,000	4,662
Prince George's County MD GO	5.000%	7/15/2027	850	884
Prince George's County MD GO	5.000%	7/15/2028	950	1,012
Prince George's County MD GO	3.000%	9/15/2028	65	65
59

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prince George's County MD GO	5.000%	7/15/2029	830	883
	Prince George's County MD GO	3.000%	9/15/2029	425	426
	Prince George's County MD GO	4.000%	7/15/2030	3,000	3,103
	Prince George's County MD GO	5.000%	7/15/2031	215	228
	Prince George's County MD GO	3.000%	7/15/2035	1,620	1,595
	Prince George's County MD GO	3.000%	7/15/2036	1,980	1,919
	Prince George's County MD GO	5.000%	7/15/2036	1,725	1,809
	Prince George's County MD GO	5.000%	7/1/2038	4,280	4,732
	Washington Suburban Sanitary Commission Water Revenue	3.000%	6/15/2036	205	200
	Washington Suburban Sanitary Commission Water Revenue	3.125%	6/15/2037	105	103
					760,813
Massachusetts (4.5%)
	Andover MA GO	2.000%	9/15/2038	1,095	893
	Attleboro MA GO	2.625%	10/15/2050	3,330	2,305
	Braintree MA GO	2.125%	10/15/2037	2,205	1,837
	Braintree MA GO	2.125%	10/15/2038	2,250	1,830
	Braintree MA GO	2.125%	10/15/2039	2,300	1,819
	Braintree MA GO	2.125%	10/15/2040	2,350	1,805
[6]	Commonwealth of Massachusetts GO	5.000%	11/1/2025	340	340
	Commonwealth of Massachusetts GO	5.000%	11/1/2025	810	810
	Commonwealth of Massachusetts GO	5.000%	1/1/2026	630	632
	Commonwealth of Massachusetts GO	5.000%	3/1/2026	1,270	1,279
	Commonwealth of Massachusetts GO	5.000%	5/1/2026	1,695	1,714
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	7,725	7,842
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	4,315	4,380
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	2,890	2,934
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	165	167
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	12,800	12,994
	Commonwealth of Massachusetts GO	5.000%	9/1/2026	4,650	4,739
	Commonwealth of Massachusetts GO	5.000%	10/1/2026	3,645	3,722
	Commonwealth of Massachusetts GO	5.000%	11/1/2026	9,980	10,212
	Commonwealth of Massachusetts GO	5.000%	11/1/2026	1,365	1,397
[6]	Commonwealth of Massachusetts GO	5.000%	11/1/2026	1,000	1,023
	Commonwealth of Massachusetts GO	5.000%	12/1/2026	8,825	9,048
	Commonwealth of Massachusetts GO	5.000%	1/1/2027	1,385	1,423
	Commonwealth of Massachusetts GO	5.000%	5/1/2027	585	606
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	2,065	2,147
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	25,450	25,812
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	2,370	2,464
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	3,440	3,576
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	1,635	1,700
	Commonwealth of Massachusetts GO	5.000%	9/1/2027	1,815	1,894
	Commonwealth of Massachusetts GO	5.000%	10/1/2027	255	267
	Commonwealth of Massachusetts GO	5.000%	11/1/2027	375	393
	Commonwealth of Massachusetts GO	5.000%	1/1/2028	1,675	1,764
	Commonwealth of Massachusetts GO	5.000%	5/1/2028	440	467
	Commonwealth of Massachusetts GO	5.000%	5/1/2028	1,000	1,061
	Commonwealth of Massachusetts GO	3.000%	7/1/2028	140	140
	Commonwealth of Massachusetts GO	3.250%	7/1/2028	15	15
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	9,365	9,513
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	2,855	3,041
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	2,185	2,327
	Commonwealth of Massachusetts GO	5.000%	9/1/2028	2,750	2,940
	Commonwealth of Massachusetts GO	5.000%	9/1/2028	1,710	1,828
	Commonwealth of Massachusetts GO	5.000%	11/1/2028	6,350	6,816
	Commonwealth of Massachusetts GO	5.000%	3/1/2029	5,485	5,928
	Commonwealth of Massachusetts GO	5.000%	5/1/2029	390	423
	Commonwealth of Massachusetts GO	5.000%	5/1/2029	1,500	1,627
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	4,890	4,968
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	3,595	3,915
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	1,230	1,339
	Commonwealth of Massachusetts GO	5.000%	9/1/2029	2,175	2,377
	Commonwealth of Massachusetts GO	5.000%	9/1/2029	410	448
	Commonwealth of Massachusetts GO	5.000%	1/1/2030	400	421
	Commonwealth of Massachusetts GO	5.000%	1/1/2030	495	533
	Commonwealth of Massachusetts GO	5.000%	3/1/2030	1,705	1,883
	Commonwealth of Massachusetts GO	5.000%	5/1/2030	1,350	1,496
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	1,775	1,973
	Commonwealth of Massachusetts GO	5.000%	9/1/2030	40	45
60

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth of Massachusetts GO	5.000%	9/1/2030	2,350	2,568
Commonwealth of Massachusetts GO	5.000%	10/1/2030	4,075	4,554
Commonwealth of Massachusetts GO	5.000%	11/1/2030	20,000	20,973
Commonwealth of Massachusetts GO	5.000%	11/1/2030	125	140
Commonwealth of Massachusetts GO	5.000%	11/1/2030	1,235	1,382
Commonwealth of Massachusetts GO	5.000%	12/1/2030	10,000	11,212
Commonwealth of Massachusetts GO	5.000%	1/1/2031	1,735	1,868
Commonwealth of Massachusetts GO	5.000%	1/1/2031	110	116
Commonwealth of Massachusetts GO	5.000%	2/1/2031	1,635	1,837
Commonwealth of Massachusetts GO	5.000%	5/1/2031	2,035	2,298
Commonwealth of Massachusetts GO	5.000%	7/1/2031	7,320	7,437
Commonwealth of Massachusetts GO	5.000%	7/1/2031	5,150	5,232
Commonwealth of Massachusetts GO	5.000%	9/1/2031	1,235	1,403
Commonwealth of Massachusetts GO	5.000%	11/1/2031	70	78
Commonwealth of Massachusetts GO	5.000%	12/1/2031	22,000	25,103
Commonwealth of Massachusetts GO	5.000%	1/1/2032	415	446
Commonwealth of Massachusetts GO	5.000%	3/1/2032	16,575	18,989
Commonwealth of Massachusetts GO	5.000%	7/1/2032	370	409
Commonwealth of Massachusetts GO	5.000%	7/1/2032	15	15
Commonwealth of Massachusetts GO	4.000%	9/1/2032	90	91
Commonwealth of Massachusetts GO	5.000%	10/1/2032	2,090	2,416
Commonwealth of Massachusetts GO	4.000%	11/1/2032	6,175	6,308
Commonwealth of Massachusetts GO	5.000%	11/1/2032	2,780	3,218
Commonwealth of Massachusetts GO	5.000%	1/1/2033	225	236
Commonwealth of Massachusetts GO	5.250%	1/1/2033	45	49
Commonwealth of Massachusetts GO	5.000%	5/1/2033	65	76
Commonwealth of Massachusetts GO	5.000%	6/1/2033	14,300	16,676
Commonwealth of Massachusetts GO	4.000%	7/1/2033	25	25
Commonwealth of Massachusetts GO	5.000%	7/1/2033	6,865	6,970
Commonwealth of Massachusetts GO	5.000%	7/1/2033	3,365	3,928
Commonwealth of Massachusetts GO	4.000%	9/1/2033	7,645	7,692
Commonwealth of Massachusetts GO	5.000%	10/1/2033	3,425	3,938
Commonwealth of Massachusetts GO	5.000%	10/1/2033	1,515	1,774
Commonwealth of Massachusetts GO	3.000%	11/1/2033	1,855	1,855
Commonwealth of Massachusetts GO	5.000%	11/1/2033	145	161
Commonwealth of Massachusetts GO	5.000%	11/1/2033	2,995	3,510
Commonwealth of Massachusetts GO	5.250%	1/1/2034	155	167
Commonwealth of Massachusetts GO	4.000%	2/1/2034	350	370
Commonwealth of Massachusetts GO	5.000%	2/1/2034	250	257
Commonwealth of Massachusetts GO	2.000%	3/1/2034	215	191
Commonwealth of Massachusetts GO	5.000%	3/1/2034	1,555	1,828
Commonwealth of Massachusetts GO	5.000%	5/1/2034	3,365	3,897
Commonwealth of Massachusetts GO	5.000%	6/1/2034	15,000	17,679
Commonwealth of Massachusetts GO	3.000%	9/1/2034	140	139
Commonwealth of Massachusetts GO	5.000%	1/1/2035	495	517
Commonwealth of Massachusetts GO	5.000%	1/1/2035	30	32
Commonwealth of Massachusetts GO	5.000%	1/1/2035	695	808
Commonwealth of Massachusetts GO	5.000%	2/1/2035	4,760	4,887
Commonwealth of Massachusetts GO	3.000%	3/1/2035	225	222
Commonwealth of Massachusetts GO	5.000%	3/1/2035	1,860	2,165
Commonwealth of Massachusetts GO	4.000%	4/1/2035	1,845	1,846
Commonwealth of Massachusetts GO	5.000%	5/1/2035	1,715	1,968
Commonwealth of Massachusetts GO	5.000%	5/1/2035	1,985	2,313
Commonwealth of Massachusetts GO	3.000%	7/1/2035	200	197
Commonwealth of Massachusetts GO	5.000%	7/1/2035	1,055	1,252
Commonwealth of Massachusetts GO	3.000%	9/1/2035	125	123
Commonwealth of Massachusetts GO	3.000%	11/1/2035	7,790	7,626
Commonwealth of Massachusetts GO	4.000%	11/1/2035	180	187
Commonwealth of Massachusetts GO	5.000%	12/1/2035	245	250
Commonwealth of Massachusetts GO	5.000%	1/1/2036	3,165	3,363
Commonwealth of Massachusetts GO	5.000%	1/1/2036	355	370
Commonwealth of Massachusetts GO	4.000%	2/1/2036	60	63
Commonwealth of Massachusetts GO	5.000%	2/1/2036	5,365	5,498
Commonwealth of Massachusetts GO	3.000%	3/1/2036	535	522
Commonwealth of Massachusetts GO	5.000%	4/1/2036	3,000	3,083
Commonwealth of Massachusetts GO	5.000%	5/1/2036	1,550	1,765
Commonwealth of Massachusetts GO	5.000%	6/1/2036	5,000	5,870
Commonwealth of Massachusetts GO	5.000%	7/1/2036	510	555
Commonwealth of Massachusetts GO	4.000%	9/1/2036	380	382
Commonwealth of Massachusetts GO	4.000%	9/1/2036	635	635
61

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth of Massachusetts GO	4.000%	11/1/2036	55	57
Commonwealth of Massachusetts GO	5.000%	1/1/2037	175	182
Commonwealth of Massachusetts GO	5.000%	1/1/2037	3,560	4,074
Commonwealth of Massachusetts GO	5.000%	5/1/2037	4,735	5,428
Commonwealth of Massachusetts GO	5.000%	6/1/2037	1,000	1,163
Commonwealth of Massachusetts GO	4.000%	9/1/2037	450	450
Commonwealth of Massachusetts GO	4.000%	9/1/2037	185	186
Commonwealth of Massachusetts GO	5.000%	9/1/2037	1,015	1,064
Commonwealth of Massachusetts GO	5.000%	10/1/2037	715	799
Commonwealth of Massachusetts GO	5.000%	12/1/2037	2,985	3,044
Commonwealth of Massachusetts GO	5.000%	1/1/2038	3,010	3,119
Commonwealth of Massachusetts GO	5.000%	3/1/2038	4,060	4,614
Commonwealth of Massachusetts GO	4.000%	4/1/2038	50	50
Commonwealth of Massachusetts GO	5.000%	5/1/2038	1,495	1,678
Commonwealth of Massachusetts GO	5.000%	7/1/2038	4,500	4,850
Commonwealth of Massachusetts GO	5.000%	8/1/2038	1,830	2,084
Commonwealth of Massachusetts GO	3.250%	9/1/2038	1,660	1,590
Commonwealth of Massachusetts GO	3.000%	11/1/2038	9,060	8,327
Commonwealth of Massachusetts GO	5.000%	11/1/2038	9,510	9,826
Commonwealth of Massachusetts GO	5.000%	12/1/2038	1,670	1,701
Commonwealth of Massachusetts GO	5.000%	1/1/2039	50	52
Commonwealth of Massachusetts GO	5.000%	1/1/2039	1,225	1,289
Commonwealth of Massachusetts GO	3.250%	2/1/2039	2,445	2,327
Commonwealth of Massachusetts GO	5.000%	3/1/2039	6,520	7,355
Commonwealth of Massachusetts GO	5.000%	5/1/2039	4,650	5,249
Commonwealth of Massachusetts GO	3.000%	7/1/2039	14,000	12,693
Commonwealth of Massachusetts GO	3.000%	9/1/2039	150	136
Commonwealth of Massachusetts GO	4.000%	9/1/2039	7,315	7,316
Commonwealth of Massachusetts GO	5.000%	10/1/2039	20	22
Commonwealth of Massachusetts GO	3.000%	11/1/2039	4,330	3,898
Commonwealth of Massachusetts GO	5.000%	11/1/2039	705	793
Commonwealth of Massachusetts GO	4.000%	12/1/2039	1,000	1,002
Commonwealth of Massachusetts GO	5.000%	12/1/2039	12,000	13,568
Commonwealth of Massachusetts GO	3.500%	2/1/2040	1,055	997
Commonwealth of Massachusetts GO	5.000%	4/1/2040	3,000	3,377
Commonwealth of Massachusetts GO	4.000%	5/1/2040	4,500	4,514
Commonwealth of Massachusetts GO	5.000%	7/1/2040	305	325
Commonwealth of Massachusetts GO	5.000%	8/1/2040	1,950	2,156
Commonwealth of Massachusetts GO	5.000%	8/1/2040	6,105	6,825
Commonwealth of Massachusetts GO	3.250%	9/1/2040	1,690	1,545
Commonwealth of Massachusetts GO	3.000%	11/1/2040	600	529
Commonwealth of Massachusetts GO	4.000%	11/1/2040	15	15
Commonwealth of Massachusetts GO	5.000%	11/1/2040	810	903
Commonwealth of Massachusetts GO	5.000%	12/1/2040	11,350	12,733
Commonwealth of Massachusetts GO	5.000%	1/1/2041	15,000	15,394
Commonwealth of Massachusetts GO	3.000%	2/1/2041	1,050	913
Commonwealth of Massachusetts GO	2.000%	3/1/2041	5,000	3,715
Commonwealth of Massachusetts GO	3.000%	4/1/2041	3,105	2,706
Commonwealth of Massachusetts GO	5.000%	5/1/2041	1,210	1,319
Commonwealth of Massachusetts GO	5.000%	5/1/2041	1,295	1,413
Commonwealth of Massachusetts GO	5.000%	7/1/2041	1,760	1,865
Commonwealth of Massachusetts GO	5.000%	10/1/2041	20	22
Commonwealth of Massachusetts GO	4.000%	11/1/2041	2,230	2,229
Commonwealth of Massachusetts GO	5.000%	11/1/2041	2,000	2,052
Commonwealth of Massachusetts GO	5.000%	11/1/2041	5,090	5,622
Commonwealth of Massachusetts GO	4.000%	2/1/2042	2,630	2,597
Commonwealth of Massachusetts GO	2.000%	3/1/2042	2,315	1,664
Commonwealth of Massachusetts GO	4.000%	4/1/2042	420	415
Commonwealth of Massachusetts GO	2.000%	9/1/2042	5,365	3,852
Commonwealth of Massachusetts GO	4.000%	9/1/2042	5,670	5,597
Commonwealth of Massachusetts GO	5.000%	11/1/2042	1,900	1,945
Commonwealth of Massachusetts GO	5.000%	11/1/2042	1,785	1,953
Commonwealth of Massachusetts GO	2.500%	3/1/2043	1,760	1,353
Commonwealth of Massachusetts GO	5.000%	3/1/2043	5,000	5,418
Commonwealth of Massachusetts GO	5.000%	5/1/2043	1,500	1,554
Commonwealth of Massachusetts GO	5.000%	5/1/2043	5,660	6,062
Commonwealth of Massachusetts GO	5.000%	5/1/2043	5,525	5,917
Commonwealth of Massachusetts GO	5.250%	9/1/2043	1,045	1,086
Commonwealth of Massachusetts GO	5.000%	11/1/2043	4,000	4,085
Commonwealth of Massachusetts GO	5.250%	1/1/2044	3,220	3,350
62

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	4.000%	2/1/2044	25	24
	Commonwealth of Massachusetts GO	5.000%	3/1/2044	3,500	3,757
	Commonwealth of Massachusetts GO	3.000%	4/1/2044	11,065	9,000
	Commonwealth of Massachusetts GO	4.000%	12/1/2044	7,000	6,699
	Commonwealth of Massachusetts GO	5.000%	12/1/2044	20,000	21,582
	Commonwealth of Massachusetts GO	4.000%	2/1/2045	4,150	3,942
	Commonwealth of Massachusetts GO	4.000%	5/1/2045	10,760	10,216
	Commonwealth of Massachusetts GO	5.000%	7/1/2045	2,520	2,522
	Commonwealth of Massachusetts GO	5.000%	11/1/2045	855	871
	Commonwealth of Massachusetts GO	4.000%	12/1/2045	290	275
	Commonwealth of Massachusetts GO	5.000%	1/1/2046	11,110	11,295
	Commonwealth of Massachusetts GO	4.000%	2/1/2046	1,765	1,661
	Commonwealth of Massachusetts GO	4.000%	4/1/2046	3,265	3,060
	Commonwealth of Massachusetts GO	5.000%	5/1/2046	1,150	1,183
	Commonwealth of Massachusetts GO	2.375%	9/1/2046	185	130
	Commonwealth of Massachusetts GO	3.000%	9/1/2046	6,430	5,085
	Commonwealth of Massachusetts GO	5.000%	10/1/2046	12,050	12,757
	Commonwealth of Massachusetts GO	4.000%	12/1/2046	30	28
	Commonwealth of Massachusetts GO	3.000%	3/1/2047	11,885	9,284
	Commonwealth of Massachusetts GO	3.000%	4/1/2047	2,445	1,909
	Commonwealth of Massachusetts GO	5.000%	4/1/2047	1,065	1,078
	Commonwealth of Massachusetts GO	5.000%	4/1/2047	13,505	13,664
	Commonwealth of Massachusetts GO	5.250%	4/1/2047	8,850	8,992
	Commonwealth of Massachusetts GO	5.250%	10/1/2047	3,890	4,143
	Commonwealth of Massachusetts GO	5.000%	1/1/2048	9,420	9,565
	Commonwealth of Massachusetts GO	3.000%	3/1/2048	11,605	8,972
	Commonwealth of Massachusetts GO	3.000%	4/1/2048	10,000	7,727
	Commonwealth of Massachusetts GO	4.000%	5/1/2048	7,750	7,233
	Commonwealth of Massachusetts GO	5.000%	5/1/2048	8,730	9,173
	Commonwealth of Massachusetts GO	3.000%	7/1/2048	50	39
	Commonwealth of Massachusetts GO	5.000%	7/1/2048	4,925	5,089
	Commonwealth of Massachusetts GO	5.000%	9/1/2048	10,015	10,397
	Commonwealth of Massachusetts GO	5.000%	11/1/2048	1,955	2,047
	Commonwealth of Massachusetts GO	3.000%	3/1/2049	200	153
	Commonwealth of Massachusetts GO	3.000%	4/1/2049	4,000	3,060
	Commonwealth of Massachusetts GO	5.000%	5/1/2049	1,250	1,279
	Commonwealth of Massachusetts GO	5.000%	6/1/2049	11,000	11,680
	Commonwealth of Massachusetts GO	5.000%	8/1/2049	10,000	10,627
	Commonwealth of Massachusetts GO	5.000%	11/1/2049	215	224
	Commonwealth of Massachusetts GO	2.750%	3/1/2050	18,570	13,589
	Commonwealth of Massachusetts GO	2.000%	4/1/2050	23,600	14,410
	Commonwealth of Massachusetts GO	5.000%	4/1/2050	6,010	6,360
	Commonwealth of Massachusetts GO	5.000%	10/1/2050	11,305	11,837
	Commonwealth of Massachusetts GO	5.000%	11/1/2050	10,000	10,302
	Commonwealth of Massachusetts GO	2.125%	4/1/2051	17,005	10,544
	Commonwealth of Massachusetts GO	5.000%	10/1/2051	26,000	27,187
	Commonwealth of Massachusetts GO	5.000%	6/1/2052	6,605	6,985
	Commonwealth of Massachusetts GO	5.000%	10/1/2052	9,875	10,253
	Commonwealth of Massachusetts GO	5.000%	10/1/2052	10,000	10,450
	Commonwealth of Massachusetts GO	5.000%	5/1/2053	30,060	31,333
	Commonwealth of Massachusetts GO	5.000%	8/1/2053	2,940	3,084
	Commonwealth of Massachusetts GO	5.000%	10/1/2053	26,100	27,256
	Commonwealth of Massachusetts GO	5.000%	12/1/2053	6,615	6,948
	Commonwealth of Massachusetts GO	5.000%	1/1/2054	5,000	5,227
	Commonwealth of Massachusetts GO	5.000%	5/1/2054	17,365	18,182
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/2026	18,375	18,453
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/2027	7,460	7,702
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/2028	11,075	11,742
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/2029	125	136
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/2030	365	406
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/2034	19,005	21,789
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2026	325	329
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2041	4,785	5,104
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2044	4,925	5,317
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2045	965	1,045
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/2046	10,435	10,070
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2041	1,795	1,807
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2047	7,010	7,092
63

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/2045	5,485	5,331
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/2050	16,950	16,168
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2050	10,000	10,341
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2051	10,185	10,467
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2051	5,700	5,965
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	22,690	23,698
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	13,960	14,669
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2055	4,040	4,248
	Easton MA GO	2.500%	10/15/2046	3,000	2,133
	Gloucester MA GO	2.250%	9/15/2046	300	202
	Greater Fall River Vocational School District (State Qualified General Obligation School Project) GO	5.000%	6/1/2055	1,240	1,289
	Hingham MA GO	2.375%	2/15/2050	2,500	1,696
	Lowell MA GO	3.000%	9/1/2034	1,000	989
	Lowell MA GO	2.250%	9/1/2049	1,670	1,073
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2027	2,635	2,678
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.250%	7/1/2031	10	11
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	3.125%	7/1/2041	15	13
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2052	15,250	15,839
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2026	13,160	13,368
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	895	931
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	3,040	3,240
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2028	310	332
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2029	4,135	3,693
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2029	135	148
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2030	170	191
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	70	79
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	1,860	2,149
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2032	115	135
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	8,500	9,952
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2035	1,015	1,015
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	15	17
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2036	190	197
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2037	1,960	2,021
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	3,555	4,092
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2038	2,775	2,845
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2039	105	107
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2040	100	101
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	1,965	2,061
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	7,500	8,324
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2044	8,740	8,539
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	3,000	3,274
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	3,985	4,066
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	9,395	10,075
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	8,000	8,540
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2047	500	530
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2048	2,000	1,912
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2050	3,000	3,175
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2050	7,155	7,743
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2051	13,335	12,546
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2052	13,225	14,159
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2053	8,065	8,589
	Massachusetts Clean Water Trust Miscellaneous Revenue, ETM	5.000%	8/1/2026	155	158
[5]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2028	80	75
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2026	260	264
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2026	5,355	5,478
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2027	425	446
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2028	150	161
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	500	509
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/2029	1,270	1,278
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2029	1,000	1,097
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2030	145	162
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2033	24,250	28,206
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2034	21,825	25,683
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	2,500	2,944
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2034	1,505	1,521
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	4,440	5,266
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	1,500	1,775
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	7,900	8,709
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/2036	8,000	7,979
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2038	30	33
64

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	440	414
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	2,100	2,316
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2040	2,040	2,294
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	10,745	12,722
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2040	320	350
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2042	2,890	2,887
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2044	5,095	5,417
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	4,180	4,086
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	30	24
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2046	4,000	4,007
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2047	10,000	9,729
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2048	3,000	2,825
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2048	4,000	3,747
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	6,205	6,531
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	15,280	16,228
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2050	5,260	5,996
	Massachusetts Development Finance Agency College & University Revenue	4.250%	7/1/2055	6,025	5,779
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	9,000	10,308
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2059	6,185	6,269
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	25,340	28,892
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2035	3,430	3,871
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/1/2035	7,875	9,266
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	16,610	19,431
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2055	3,250	3,403
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2060	5,000	5,192
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2065	5,000	5,184
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/2035	65	77
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	225	225
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2030	10,000	11,000
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2033	12,000	13,895
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2034	12,000	14,051
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2036	6,720	7,962
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2037	7,075	8,396
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2038	9,000	10,343
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2038	7,075	8,396
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/2043	5,750	5,560
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2044	14,845	15,261
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/2045	1,980	1,925
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/2045	3,000	2,911
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2045	8,875	9,264
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/2046	1,485	1,493
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2048	1,850	1,895
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2050	15,020	15,892
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2050	11,940	12,889
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2050	3,170	2,421
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2050	4,160	4,302
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2055	12,000	12,613
	Massachusetts School Building Authority Sales Tax Revenue	5.500%	2/15/2055	6,000	6,562
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/2026	20,675	20,801
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/2051	1,810	1,070
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2027	3,625	3,726
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2028	30	32
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2029	160	172
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2030	545	587
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2031	345	372
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2032	285	306
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2033	1,680	1,801
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2034	390	417
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2035	1,020	1,088
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2026	265	270
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2027	225	236
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2028	15	16
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2029	3,970	4,040
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	2,195	2,290
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2030	250	282
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2031	2,085	2,175
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2031	80	92
65

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2032	1,085	1,130
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2033	10	12
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2036	40	49
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2037	4,000	4,861
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2038	5,015	5,706
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/2040	830	831
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2043	265	272
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	940	957
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	13,165	13,404
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	180	183
	Milford MA GO	2.000%	12/1/2038	3,000	2,374
	Sutton MA GO	2.700%	6/1/2030	1,625	1,613
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2025	5,440	5,440
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2026	30	31
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2033	85	92
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2035	4,775	4,777
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2039	1,900	1,901
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2040	1,000	1,001
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/2042	4,250	4,361
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2045	9,155	8,766
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/2047	18,000	18,348
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2052	10,000	10,302
	Worcester MA GO	2.000%	2/1/2047	7,960	5,133
					1,983,184
Michigan (1.2%)
[3,8]	Detroit City School District GO	6.000%	5/1/2029	8,795	9,383
[3,8]	Detroit City School District GO	5.250%	5/1/2032	1,010	1,140
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2043	750	766
	Grand Rapids MI GO	5.000%	4/1/2055	7,935	8,330
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2028	1,060	1,125
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2033	10,005	11,590
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2034	25,195	29,403
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	3,935	4,540
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	2,000	2,240
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2047	7,500	7,980
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2028	2,620	2,659
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2030	105	106
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2031	3,000	3,381
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2032	1,950	2,233
[3]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/2033	1,000	1,007
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2034	1,590	1,846
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	7,250	8,470
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2046	21,370	21,474
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2052	2,655	2,808
	Great Lakes Water Authority Water Supply System Water Revenue	5.500%	7/1/2055	3,500	3,788
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2044	5,000	5,158
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2048	7,220	7,396
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2049	3,210	3,374
	Lansing Board of Water & Light Multiple Utility Revenue	5.250%	7/1/2054	1,190	1,274
	Lansing Community College GO	5.000%	5/1/2044	3,000	3,099
	Lansing Community College GO	3.000%	5/1/2049	1,720	1,321
[3]	Lansing MI GO	4.125%	6/1/2048	3,085	2,958
[3]	Lansing MI GO	5.000%	6/1/2048	3,000	3,128
	Michigan Appropriations Revenue GAN	5.000%	3/15/2026	1,050	1,058
	Michigan Appropriations Revenue GAN	5.000%	3/15/2027	13,510	13,925
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2050	3,000	2,748
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2055	3,635	3,315
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2043	8,890	9,087
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/2048	8,285	7,627
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/2048	1,835	1,719
	Michigan Finance Authority Water Revenue	5.000%	10/1/2027	2,585	2,637
	Michigan Finance Authority Water Revenue	5.000%	10/1/2028	1,350	1,376
	Michigan Finance Authority Water Revenue	5.000%	10/1/2029	6,530	6,655
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/2027	390	408
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/2045	11,600	9,330
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2030	450	460
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2032	165	169
66

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2033	680	694
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2041	2,800	2,838
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2051	2,960	2,977
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2026	4,700	4,802
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2028	6,750	7,137
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2029	7,000	7,565
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2031	6,140	6,907
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2032	15,770	18,043
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2034	8,500	9,965
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2037	7,595	8,819
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2037	14,750	17,049
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2050	5,000	5,289
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/2050	7,000	7,545
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	4/15/2060	11,230	12,002
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/2046	10,600	10,095
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/2051	8,500	6,345
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.250%	4/15/2059	8,845	9,403
	Michigan State University College & University Revenue	4.000%	2/15/2044	2,740	2,679
	Michigan State University College & University Revenue	4.000%	2/15/2044	1,580	1,545
	Michigan State University College & University Revenue	5.000%	2/15/2048	3,835	3,911
	Michigan State University College & University Revenue	5.250%	2/15/2050	7,000	7,530
	Michigan State University College & University Revenue	5.000%	2/15/2055	7,500	7,876
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2027	3,425	3,596
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2028	4,065	4,366
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2030	990	1,110
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	285	326
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	1,535	1,716
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2032	3,410	3,794
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2032	260	295
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2033	220	248
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2034	1,235	1,386
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2036	420	436
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2036	4,395	4,780
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	2,995	3,072
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	2,275	2,344
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	10,060	10,289
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2039	18,350	18,606
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2040	220	222
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2041	11,025	10,991
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2044	3,340	3,213
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2045	8,815	8,418
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2046	5,020	4,752
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2030	35	39
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2035	4,595	5,303
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2046	4,605	4,866
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.250%	11/15/2049	1,500	1,607
	Northern Michigan University College & University Revenue	4.000%	6/1/2046	2,000	1,856
	Novi Community School District GO	4.000%	5/1/2047	1,200	1,158
	Oakland University College & University Revenue	5.000%	3/1/2047	3,915	3,897
	University of Michigan College & University Revenue	5.000%	4/1/2026	185	187
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2026	445	449
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2027	4,075	4,207
[8]	Walled Lake Consolidated School District GO	5.000%	5/1/2050	3,550	3,667
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2040	4,500	4,508
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2045	5,000	5,009
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2046	2,465	2,548
[3]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.250%	12/1/2048	4,500	4,800
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2050	7,500	8,202
	Wayne State University College & University Revenue	5.000%	11/15/2043	20	21
	Wayne State University College & University Revenue	4.000%	11/15/2048	4,625	4,375
					514,166
Minnesota (0.7%)
	Metropolitan Council GAN GO	5.000%	12/1/2025	15,750	15,774
	Metropolitan Council GAN GO	5.000%	12/1/2026	4,355	4,464
	Metropolitan Council GAN GO	5.000%	12/1/2027	10,610	11,124
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2026	975	979
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2028	1,090	1,118
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2029	280	287
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	1,305	1,338
67

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota (State Office Building Project) COP	5.000%	11/1/2037	535	608
	Minnesota (State Office Building Project) COP	5.000%	11/1/2039	7,110	7,970
	Minnesota (State Office Building Project) COP	5.000%	11/1/2043	8,800	9,531
	Minnesota Appropriations Revenue	5.000%	3/1/2029	490	529
	Minnesota Appropriations Revenue	5.000%	3/1/2030	160	176
	Minnesota GO	5.000%	8/1/2026	4,280	4,281
	Minnesota GO	5.000%	8/1/2026	3,425	3,484
	Minnesota GO	5.000%	8/1/2026	5,625	5,723
	Minnesota GO	5.000%	8/1/2026	7,160	7,284
	Minnesota GO	5.000%	8/1/2026	15,000	15,260
	Minnesota GO	5.000%	8/1/2027	255	259
	Minnesota GO	5.000%	9/1/2027	1,825	1,906
	Minnesota GO	5.000%	10/1/2027	1,000	1,046
	Minnesota GO	5.000%	10/1/2028	2,565	2,686
	Minnesota GO	3.000%	10/1/2029	1,000	1,005
	Minnesota GO	5.000%	8/1/2030	4,865	5,419
	Minnesota GO	5.000%	9/1/2030	3,065	3,420
	Minnesota GO	3.000%	10/1/2030	6,060	6,089
	Minnesota GO	5.000%	8/1/2031	2,190	2,487
	Minnesota GO	5.000%	8/1/2031	4,380	4,974
	Minnesota GO	5.000%	9/1/2031	1,010	1,149
	Minnesota GO	5.000%	8/1/2032	750	866
	Minnesota GO	5.000%	8/1/2032	21,455	24,773
	Minnesota GO	5.000%	9/1/2032	6,520	7,407
	Minnesota GO	5.000%	8/1/2033	26,325	30,808
	Minnesota GO	5.000%	8/1/2034	10,645	12,586
	Minnesota GO	5.000%	8/1/2034	10,565	12,491
	Minnesota GO	5.000%	8/1/2035	2,370	2,781
	Minnesota GO	5.000%	8/1/2037	13,585	15,675
	Minnesota GO	4.000%	9/1/2037	2,545	2,654
	Minnesota GO	5.000%	8/1/2038	1,250	1,334
	Minnesota GO	5.000%	8/1/2039	1,250	1,329
	Minnesota GO	5.000%	8/1/2039	3,125	3,546
	Minnesota GO	5.000%	8/1/2039	16,415	18,872
	Minnesota GO	5.000%	8/1/2043	4,605	5,029
	Minnesota GO	5.000%	8/1/2044	2,880	3,124
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2035	50	57
	North St. Paul-Maplewood-Oakdale Independent School District No. 622 GO	3.000%	2/1/2046	20	16
	Osseo Independent School District No. 279 GO	1.625%	2/1/2032	3,215	2,842
	Owatonna MN Independent School District No. 761 GO	2.250%	2/1/2041	1,075	795
[9]	Rochester MN Health, Hospital, Nursing Home Revenue VRDO	2.900%	11/3/2025	22,450	22,450
	Scott County MN GO	3.000%	12/1/2036	1,645	1,579
	University of Minnesota College & University Revenue	5.000%	4/1/2041	1,360	1,364
					292,748
Mississippi (0.1%)
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2030	6,000	6,571
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2037	7,925	8,210
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/2038	7,045	7,047
	Mississippi GO	5.000%	10/1/2026	3,550	3,569
	Mississippi GO	5.000%	10/1/2027	2,090	2,188
	Mississippi GO	5.000%	10/1/2028	1,855	1,939
	Mississippi GO	5.000%	10/1/2029	4,480	4,685
	Mississippi GO	5.000%	10/1/2030	1,435	1,499
	Mississippi GO	4.000%	10/1/2035	2,445	2,464
	Mississippi GO	4.000%	10/1/2036	3,130	3,153
	Mississippi GO	4.000%	10/1/2038	50	51
	Mississippi GO, Prere.	5.000%	10/1/2027	760	794
	Mississippi GO, Prere.	5.000%	10/1/2027	1,035	1,082
	Mississippi GO, Prere.	5.000%	10/1/2027	2,585	2,702
	Mississippi GO, Prere.	5.000%	10/1/2027	6,180	6,459
[3]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/2028	335	352
[3]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/2028	455	478
					53,243
Missouri (0.4%)
	Jackson County MO Special Obligation Revenue	4.375%	12/1/2058	400	388
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2025	8,205	8,229
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2030	35	35
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2031	4,300	4,313
68

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2038	2,500	2,523
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2042	2,020	2,010
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2032	1,000	1,137
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2033	1,055	1,200
	Kansas City MO Water Revenue	5.000%	12/1/2049	6,520	6,922
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2029	600	621
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2037	400	444
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2038	550	607
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2039	550	604
	Metropolitan St. Louis Sewer District Sewer Revenue	4.000%	5/1/2041	110	110
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2042	10,315	10,486
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2046	1,630	1,644
	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	3.850%	11/3/2025	28,900	28,900
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Project)	5.000%	5/1/2026	2,990	3,024
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2027	140	145
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2028	515	545
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2029	40	43
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2031	645	725
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2032	2,675	3,053
[2]	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2051	8,625	8,964
[2]	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.250%	1/1/2056	7,500	7,942
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2041	3,690	3,642
	Missouri State Board of Public Buildings Appropriations Revenue	4.000%	10/1/2028	500	517
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/2035	1,800	1,840
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2031	9,225	10,428
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2033	5,500	6,394
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2036	11,690	13,584
	Springfield School District No. R-12 GO	5.000%	3/1/2037	10,040	10,582
	Springfield School District No. R-12 GO	3.000%	3/1/2039	175	159
	Springfield School District No. R-12 GO	4.000%	3/1/2041	1,675	1,691
	Springfield School District No. R-12 GO	4.000%	3/1/2042	1,960	1,969
	Springfield School District No. R-12 GO	4.000%	3/1/2043	2,500	2,502
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/2032	775	866
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/2033	1,250	1,392
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/2034	1,000	1,108
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2028	2,480	2,660
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2029	1,840	2,023
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2030	450	507
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2031	385	443
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2049	3,010	3,211
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2054	5,000	5,302
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2030	800	894
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2034	17,965	21,247
					187,575
Nebraska (0.3%)
	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/2032	1,840	2,064
	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/2052	3,000	3,128
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2036	2,000	2,297
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/2040	2,330	2,340
	Douglas County NE College & University Revenue (Creighton University Projects)	3.000%	7/1/2051	1,590	1,131
[3]	Fremont School District GO	4.000%	12/15/2033	420	445
[3]	Fremont School District GO	4.000%	12/15/2034	550	580
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	3,490	3,665
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2038	2,600	2,806
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2030	800	856
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2031	715	770
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2036	5,000	5,700
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2037	10,170	11,497
	Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/2042	750	644
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2042	6,545	6,548
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	125	128
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	5,030	5,451
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2046	3,120	2,987
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2046	9,075	9,359
	Omaha Public Power District Electric Power & Light Revenue	4.250%	2/1/2047	1,515	1,489
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2048	2,145	2,280
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2049	9,670	9,103
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/2049	10,305	11,156
69

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2051	1,405	1,319
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/2054	5,160	5,570
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/2042	6,835	6,840
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/2046	4,670	4,671
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2049	5,000	4,995
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/2050	10,000	9,515
	Sarpy County NE GO	1.500%	6/1/2030	2,390	2,161
	Sarpy County NE GO	1.500%	6/1/2031	2,470	2,198
	Sarpy County NE GO	1.500%	6/1/2031	2,435	2,167
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/2059	6,025	5,521
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/2062	10,795	9,822
					141,203
Nevada (0.5%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	2,010	2,039
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	9,250	10,035
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	4,190	4,542
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	430	463
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	2,235	2,552
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2036	5,150	5,753
[3]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/2040	4,200	4,252
	Clark County NV Fuel Sales Tax Revenue	3.000%	7/1/2042	5,000	4,341
	Clark County NV GO	5.000%	11/1/2026	1,015	1,039
	Clark County NV GO	5.000%	11/1/2027	850	869
	Clark County NV GO	5.000%	11/1/2028	105	107
	Clark County NV GO	4.000%	6/1/2031	565	575
	Clark County NV GO	4.000%	11/1/2031	860	870
	Clark County NV GO	4.000%	11/1/2032	1,000	1,010
	Clark County NV GO	5.000%	6/1/2043	16,460	16,874
	Clark County NV GO	4.000%	7/1/2044	11,450	11,169
	Clark County NV GO	4.000%	7/1/2047	9,645	9,287
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2033	705	757
	Clark County School District GO	5.000%	6/15/2026	395	396
	Clark County School District GO	5.000%	6/15/2026	2,840	2,878
	Clark County School District GO	5.000%	6/15/2027	3,080	3,088
	Clark County School District GO	5.000%	6/15/2027	7,500	7,771
	Clark County School District GO	5.000%	6/15/2028	4,635	4,646
[3]	Clark County School District GO	5.000%	6/15/2033	1,625	1,783
[1]	Clark County School District GO	3.000%	6/15/2038	5,000	4,484
[3]	Clark County School District GO	3.000%	6/15/2039	3,000	2,669
[3]	Clark County School District GO	3.000%	6/15/2039	800	706
	Clark County School District GO	5.000%	6/15/2042	11,695	12,784
	Clark County Water Reclamation District GO	5.000%	7/1/2053	10,000	10,423
	Henderson NV GO	4.000%	6/1/2050	3,175	3,002
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	18,000	18,408
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/2049	19,980	18,468
	Las Vegas Valley Water District GO	5.000%	6/1/2038	2,185	2,477
	Las Vegas Valley Water District GO	5.000%	6/1/2041	9,575	9,627
	Las Vegas Valley Water District GO	5.000%	6/1/2044	1,345	1,451
	Las Vegas Valley Water District GO	4.000%	6/1/2046	590	570
	Las Vegas Valley Water District GO	5.000%	6/1/2046	20,620	20,680
	Las Vegas Valley Water District GO	4.000%	6/1/2051	7,270	6,855
	Nevada GO	2.000%	5/1/2041	2,030	1,459
	Nevada GO	5.000%	5/1/2041	5,645	6,186
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2026	3,275	3,316
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2028	1,170	1,185
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2031	1,935	2,001
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2032	100	101
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2033	4,000	4,055
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/2026	425	431
					228,434
New Hampshire (0.1%)
[3]	Manchester NH Sewer Revenue	5.250%	6/1/2054	4,000	4,292
	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	6/1/2032	4,400	5,026
	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	6/1/2035	7,000	8,228
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	5.000%	8/15/2032	30,520	35,058
					52,604
New Jersey (4.8%)
	Essex County NJ GO	2.000%	9/1/2042	1,000	697
	Essex County NJ GO	2.125%	9/1/2045	1,000	659
70

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essex County NJ GO	2.000%	9/1/2048	3,900	2,366
[3]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/2028	2,035	2,125
[3]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/2025	40	40
[3]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/2027	8,155	7,649
[3]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/2028	770	699
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2049	4,000	4,187
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/2051	600	603
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/2051	4,500	4,218
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/2031	1,850	1,977
	Middlesex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	8/15/2053	5,520	5,774
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	3/13/2026	15,000	15,063
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2039	665	673
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	6,735	6,738
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2026	3,960	4,012
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	3,700	3,781
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/2027	1,900	1,901
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	3,640	3,644
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	13,710	14,127
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2027	8,850	9,287
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2028	2,985	2,988
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	8,180	8,449
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	400	393
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	1,950	1,960
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	3,190	3,256
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2034	1,720	1,737
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2043	2,195	2,259
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2046	3,810	3,627
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/2048	6,000	6,019
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2050	1,070	984
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/2044	3,015	2,932
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2044	1,800	1,861
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2049	180	184
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/2026	1,220	1,248
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	595	610
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	285	292
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	5,715	5,895
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	1,815	1,872
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	5,090	5,250
[3]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2037	2,350	2,405
[10]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2026	7,500	7,648
[10]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2027	18,555	19,389
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2026	5,110	5,144
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2026	10,070	10,201
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	22,000	23,126
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	1,000	1,150
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2036	1,250	1,453
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/2025	1,220	1,220
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2025	2,100	2,100
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2026	3,490	3,565
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/2027	4,145	4,249
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2035	110	118
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2037	3,210	3,264
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2038	9,215	9,325
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2044	30	29
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/2033	85	92
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/2034	3,890	4,193
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/2044	600	619
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2033	1,220	1,388
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.250%	11/1/2047	12,000	12,682
71

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2052	11,375	11,715
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2029	1,230	1,288
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	2,300	2,356
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	130	133
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2047	2,400	2,435
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	4,035	4,189
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	1,500	1,557
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/2026	600	608
[1]	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.125%	6/15/2039	15	15
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/2043	6,055	6,241
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2027	12,620	13,015
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	575	598
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2032	12,195	13,970
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2035	1,760	2,054
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2037	1,045	1,201
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2038	5,280	6,042
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2041	1,000	733
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2041	22,565	25,105
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2043	6,965	7,625
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2044	7,655	8,327
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2045	445	439
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	3,315	3,369
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2050	1,030	748
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/2053	7,745	7,424
	New Jersey Educational Facilities Authority College & University Revenue	5.250%	3/1/2054	26,345	28,564
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	24,630	27,380
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	17,680	20,558
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	4.625%	9/1/2048	740	748
	New Jersey GO	2.000%	6/1/2026	2,000	1,985
	New Jersey GO	5.000%	6/1/2026	21,860	22,139
	New Jersey GO	2.000%	6/1/2027	5,000	4,912
	New Jersey GO	5.000%	6/1/2027	19,395	20,100
	New Jersey GO	5.000%	6/1/2028	18,260	19,343
	New Jersey GO	5.000%	6/1/2029	34,950	37,826
	New Jersey GO	5.000%	6/1/2029	4,810	4,988
	New Jersey GO	4.000%	6/1/2030	16,840	17,855
	New Jersey GO	4.000%	6/1/2031	25,040	26,844
	New Jersey GO	3.000%	6/1/2032	15,000	15,172
	New Jersey GO	4.000%	6/1/2032	10,755	11,621
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/2043	1,640	1,089
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2025	4,995	5,007
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2025	11,320	11,346
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2026	2,510	2,543
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2026	2,000	2,026
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	2,015	1,950
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	10,865	10,516
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	5,120	5,244
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	10,335	10,467
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	4,035	4,179
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	2,115	2,190
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	10,900	10,253
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	5,000	4,703
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	2,715	2,844
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	2,120	2,220
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	15,650	15,855
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	14,825	15,019
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,195	1,264
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	5,000	5,288
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,035	1,094
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	11,535	10,542
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	2,335	2,134
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	3,705	3,386
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	6,220	6,646
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	5,500	5,876
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	2,475	2,507
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	33,865	34,305
72

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	3,000	3,238
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	1,130	1,220
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	23,890	21,249
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	21,085	18,716
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2029	2,580	2,758
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	5,315	5,382
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	1,150	1,165
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	8,090	8,901
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	4,900	5,391
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	1,360	1,171
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	5,985	5,153
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2030	7,770	8,305
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/2031	1,570	1,580
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	23,000	23,293
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	2,905	3,252
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	27,500	22,899
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	4,485	3,735
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	3,585	3,695
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2031	775	844
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	465	520
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	755	858
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	5,010	5,694
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	13,085	10,537
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	16,435	17,528
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2033	1,140	1,270
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2033	5,000	5,752
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2033	1,750	1,348
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	4,935	5,252
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2034	1,695	1,770
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2034	4,250	4,789
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2034	5,000	5,720
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2034	4,660	3,445
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	10,425	11,063
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2035	11,325	11,759
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2035	6,600	7,392
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	590	416
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	6,485	4,569
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2036	2,440	2,515
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2036	9,505	10,577
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	5,760	3,862
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	445	298
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2037	5,710	6,312
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2037	1,600	1,791
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	5,420	3,459
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	2,260	1,442
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2037	4,710	4,789
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2038	1,515	1,682
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	4,505	2,725
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/2038	130	132
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2039	8,545	8,598
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2039	3,870	4,085
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2040	4,065	4,088
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	4,280	2,312
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2042	3,775	3,723
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/2044	6,000	5,973
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/2046	2,435	2,590
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2030	3,190	3,410
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2031	5,000	5,598
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	2,075	2,215
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	230	259
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	1,660	1,865
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	10	11
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	5,000	5,752
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	1,500	1,664
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	6,500	7,267
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	1,040	1,181
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	5,015	5,779
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	1,020	1,134
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	2,465	2,781
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	5,000	5,720
73

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2036	6,635	6,753
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2036	1,845	2,039
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2036	1,000	1,140
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2037	4,930	5,060
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	1,085	1,207
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	1,535	1,729
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2038	5,650	5,759
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	1,010	1,115
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	1,500	1,675
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2039	1,535	1,699
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2040	810	814
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	1,005	1,093
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	6,500	7,135
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2041	1,970	1,963
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2041	2,000	2,195
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	3,250	3,478
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	3,065	3,305
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	1,195	1,278
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2043	3,170	3,425
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/2044	2,000	1,991
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2044	6,000	6,332
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2046	6,085	5,722
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	14,135	14,841
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.500%	6/15/2049	3,370	3,342
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/2050	2,000	1,507
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	275	251
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2050	9,325	9,862
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.250%	12/15/2032	1,000	1,175
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2035	6,250	6,470
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2035	3,830	4,193
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2037	3,340	3,415
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2037	1,000	1,083
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	10	10
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	6,190	6,291
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2038	1,200	1,293
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/2039	540	502
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2039	2,045	2,066
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2039	6,000	6,426
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2040	10,825	10,875
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2040	2,280	2,428
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2044	11,640	11,217
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2044	8,720	8,948
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	11,555	10,997
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2045	7,680	7,968
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/2046	3,920	3,324
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	6,115	4,609
[1]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	210	161
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	8,345	7,613
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2050	6,110	6,246
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	22,010	25,014
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2034	26,000	30,177
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2035	1,255	1,426
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2035	20,000	23,190
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2036	14,045	16,148
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	6,525	7,305
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	26,000	29,613
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	3,615	4,014
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	10,060	11,359
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2039	7,525	8,416
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	5,205	5,944
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	1,655	1,693
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	10,000	11,080
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2041	2,770	3,056
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2041	10,010	11,217
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2042	5,000	4,931
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	5,055	5,492
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2042	2,340	2,560
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2030	4,000	4,403
74

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2030	4,100	4,512
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2033	5,000	5,752
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2035	4,290	5,008
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2038	5,000	5,704
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2040	3,705	4,141
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	2,650	2,932
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2043	5,125	5,497
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2043	2,500	2,708
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	5,000	5,366
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	4,425	4,695
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	1,000	1,068
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2050	7,500	6,980
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2050	14,955	15,612
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	15,000	15,950
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	10,000	10,689
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2055	7,500	6,937
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2055	21,180	21,954
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	29,880	31,561
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2032	1,195	959
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2033	1,630	1,255
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	980	593
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	23,825	13,670
[6,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2026	2,040	1,977
[3,6]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2026	760	736
[1]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2037	175	113
[1]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	26,425	16,173
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2026	3,335	3,347
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	1,045	1,047
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	4,150	4,262
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	760	780
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	3,350	3,440
[3]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2027	1,465	1,509
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	14,700	15,067
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	1,220	1,281
[3]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2028	195	206
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	1,480	1,554
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	600	630
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	3,275	3,510
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	20,680	22,165
[3]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2029	800	865
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	15	16
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	12,615	13,805
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	20,000	22,298
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	10,000	11,336
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	16,275	18,449
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	9,805	11,272
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	3,085	3,557
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	4,500	5,230
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	605	615
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	13,140	13,354
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	3,500	4,099
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	2,420	2,824
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2037	1,050	1,061
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2037	6,900	7,163
75

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/2038	1,645	1,573
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2039	5,000	5,684
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	18,255	18,121
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	175	174
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	8,195	8,901
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	4,160	4,482
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	5,300	5,781
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	6,750	7,234
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	5,780	6,258
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	7,500	8,005
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	5,305	5,715
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2046	2,335	2,466
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/2048	5,030	5,095
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2048	6,690	6,861
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2051	18,375	17,316
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2052	5,365	5,683
	New Jersey Turnpike Authority Highway Revenue	4.125%	1/1/2054	7,950	7,598
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2055	6,000	6,452
[5]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/2032	425	458
[3]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/2052	1,040	1,122
[3]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/2062	2,440	2,723
	Sayreville Borough NJ GO	2.000%	11/1/2031	1,390	1,269
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	8,020	8,289
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/2047	20	20
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	10,000	9,098
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/2052	1,400	1,463
					2,100,512
New Mexico (0.2%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2026	1,555	1,577
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2026	2,880	2,921
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	1,015	1,055
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	1,685	1,749
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	2,370	2,518
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	4,245	4,510
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	1,215	1,290
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	7,005	7,609
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2030	740	821
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2026	5,205	5,341
	New Mexico GO	5.000%	3/1/2032	965	1,102
	New Mexico GO	5.000%	3/1/2033	655	758
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2026	1,500	1,522
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2027	445	462
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	10,000	10,616
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	1,545	1,640
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	875	949
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2031	50	56
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2032	210	240
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2032	20,000	21,991
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2033	17,125	18,712
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2034	10,505	11,431
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2035	5,000	5,413
					104,283
New York (24.1%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2025	210	210
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2032	2,000	2,344
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2033	1,500	1,783
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2039	2,600	2,775
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2040	5,065	5,385
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2049	2,470	2,559
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2042	110	112
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/2046	3,035	2,903
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2026	3,435	3,464
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2026	3,000	3,025
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2028	15	16
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2029	5,015	5,468
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	3,000	3,305
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	630	631
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	1,190	1,227
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	7,145	7,198
76

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2030	10,000	11,126
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	5,885	6,130
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	95	96
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	5,520	6,114
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	1,520	1,668
Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2031	2,020	2,289
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	6,775	6,982
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	1,230	1,232
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	2,220	2,453
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	1,895	1,973
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	2,180	2,488
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	1,700	1,702
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	7,735	8,524
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	6,565	7,170
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2034	6,550	6,771
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2034	1,070	1,103
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	455	468
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	865	866
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	3,915	3,939
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	425	450
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	10,010	11,566
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2035	2,355	2,412
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	120	123
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	265	267
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	1,370	1,446
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	4,565	4,986
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	3,105	3,391
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	145	164
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2036	5,820	5,924
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2036	490	491
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	6,375	6,596
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	1,460	1,585
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	3,825	4,026
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	160	180
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	5,815	5,906
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	6,015	6,020
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	2,050	2,079
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	4,670	5,046
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	965	1,013
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/2037	355	402
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	155	157
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	1,030	1,079
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/2038	420	473
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	6,410	6,467
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	2,280	2,300
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2039	65	67
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2039	65	68
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	2,420	2,124
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	19,560	17,166
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	2,095	2,099
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2040	7,415	7,708
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2040	3,700	3,794
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	5,010	4,975
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	1,490	1,476
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	3,555	3,746
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	7,395	7,565
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	160	166
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2042	13,675	13,408
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	2,330	2,405
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	7,270	7,419
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	2,435	2,552
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	8,800	8,527
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	1,630	1,579
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	6,395	6,665
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	7,795	8,351
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2044	12,550	12,013
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	490	508
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	120	123
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	10,000	10,498
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	4,060	3,867
77

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	13,225	12,595
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	7,715	7,238
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2045	16,510	16,924
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2045	12,280	12,296
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2046	6,370	5,969
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2046	5,520	5,148
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2046	9,200	8,571
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2047	6,025	4,646
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2047	1,650	1,532
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	10,415	7,939
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2048	2,165	2,004
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2048	3,345	3,463
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	28,865	26,687
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	1,185	1,096
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	4,845	3,607
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	13,325	9,920
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2050	1,200	1,103
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2050	5,090	5,225
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2050	3,900	4,028
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2056	10,000	10,394
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2063	14,000	14,513
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2026	2,985	3,011
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2027	945	977
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2029	460	499
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2026	12,500	12,607
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2026	220	222
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2027	290	300
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2027	600	620
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2042	2,685	2,909
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2048	2,780	2,907
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2051	6,220	6,483
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2052	7,060	7,350
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2030	50	55
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2032	250	282
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2035	510	547
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2036	4,650	4,968
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2036	510	564
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2038	3,040	3,087
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2038	965	1,025
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2039	4,735	4,785
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2039	1,185	1,255
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2040	7,485	6,644
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2041	2,165	1,885
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2041	9,175	9,608
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2042	18,140	15,390
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2042	1,805	1,770
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	745	724
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	17,525	17,044
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	10,910	10,456
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	5,710	5,487
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	10,220	9,785
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	1,445	1,383
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	2,780	2,621
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	3,970	3,776
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2047	2,000	1,881
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2049	2,560	1,927
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2050	7,855	5,858
	Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/2051	9,860	6,791
[1]	Genesee County NY GO	3.000%	3/15/2036	1,000	955
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/2047	780	785
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2026	145	146
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2028	7,070	7,280
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2029	3,990	4,110
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2030	2,605	2,684
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2031	2,140	2,205
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2032	4,460	4,594
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2033	910	937
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2034	1,230	1,265
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2036	890	897
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2036	205	210
78

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2037	5,845	5,986
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2039	2,105	2,150
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	24,080	24,460
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	2,050	1,978
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2045	9,025	9,136
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/2047	5,190	3,656
[3]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2047	14,565	13,771
[3]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2027	20	19
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	95	99
[3]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2028	360	331
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	25	27
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2030	1,705	1,733
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2030	335	350
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2032	285	304
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2033	285	303
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2033	1,515	1,611
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2033	6,615	7,746
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2034	385	408
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	1,655	1,751
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	1,375	1,393
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	5,685	6,561
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2038	1,000	1,005
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2039	8,195	8,574
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2040	5,235	5,848
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	65	66
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	5,000	5,532
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	1,765	1,803
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	2,280	2,490
[3]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2043	3,015	3,265
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2044	7,410	7,917
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2045	1,060	1,059
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2046	7,370	7,402
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2047	8,360	8,465
[3]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	5,125	5,343
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	5,865	5,775
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	22,960	22,743
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	14,995	15,211
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	19,500	19,318
[3]	Long Island Power Authority Electric Power & Light Revenue, ETM	0.000%	6/1/2026	40	39
[3]	Long Island Power Authority Electric Power & Light Revenue, ETM	0.000%	6/1/2026	70	69
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2025	2,180	2,182
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2026	360	369
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2027	520	534
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2028	715	734
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2029	580	595
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2030	650	667
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2031	3,370	3,458
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2032	490	502
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2033	1,010	1,023
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2033	1,690	1,760
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2034	125	130
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2034	1,175	1,202
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	180	187
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	495	509
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2035	2,195	2,243
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2036	15,445	15,728
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2040	10,250	11,391
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2041	10,635	11,701
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	850	864
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	550	562
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	8,035	8,755
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	10,125	10,934
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	14,115	14,203
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	17,450	17,591
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	5,450	5,508
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	10,010	10,523
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2048	10,000	10,485
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	1,785	1,666
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	5,000	5,021
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2052	8,360	7,779
79

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2052	250	229
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	3,235	2,992
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/2028	675	675
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2030	2,270	1,954
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2032	14,695	11,835
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	1,765	1,766
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	2,075	2,076
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	15,715	15,725
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	475	475
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	280	280
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	1,000	1,001
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	3,175	3,177
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	2,150	2,198
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	1,465	1,498
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	2,985	3,051
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	835	854
[3]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2026	10,000	10,245
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2027	5	5
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	2,915	2,917
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	9,040	9,446
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	100	104
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	675	698
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	255	260
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	535	546
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	1,550	1,583
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	30	31
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	4,595	4,896
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	500	515
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	1,665	1,774
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	1,255	1,282
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	16,345	17,200
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	5,300	5,647
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2028	5,000	5,004
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	4,440	3,919
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	4,805	5,062
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	780	781
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,855	1,896
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	10,800	11,718
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2029	260	260
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	5,065	5,176
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	8,250	8,695
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	10,230	11,286
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2030	2,075	2,077
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	545	545
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	365	373
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	8,950	9,429
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	3,000	3,358
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	6,330	7,085
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2032	25,870	20,563
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2032	1,135	1,073
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	650	660
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	1,170	1,176
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	320	352
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	720	757
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	5,010	5,663
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2033	12,135	9,259
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	7,645	7,650
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	3,710	3,893
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	7,880	8,627
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	5,000	5,698
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	5,000	5,698
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	4,310	4,313
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	5,000	5,729
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	1,000	1,146
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	16,750	19,193
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2035	12,075	12,192
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	20,215	20,229
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	780	781
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	1,735	1,764
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	5,370	6,161
80

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/2036	1,935	1,750
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2036	6,190	6,197
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2036	15,315	17,139
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/2037	820	732
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2037	6,625	6,656
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	5,705	5,786
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	8,280	9,186
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	6,805	6,821
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	695	695
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2039	1,170	649
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	5,120	5,315
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	7,330	7,984
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2040	890	464
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2040	3,420	3,379
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	105	109
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	1,000	1,080
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	3,050	3,318
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/2041	400	343
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	3,000	3,218
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	4,000	4,319
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	27,720	26,536
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	5,355	5,758
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	1,010	929
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	1,560	1,460
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	445	408
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	4,550	4,693
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	3,540	3,770
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2043	4,750	5,158
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	8,500	7,860
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	1,980	1,853
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	1,745	1,775
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	805	720
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	2,000	1,842
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/2045	24,375	24,453
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	1,000	1,013
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	1,200	1,231
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2045	3,000	3,216
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2046	405	290
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	4,195	3,768
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	935	833
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	5,800	5,310
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	5,535	5,051
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	2,020	1,852
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	250	251
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	155	155
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2047	5,045	4,635
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/2047	19,600	21,179
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	6,635	6,069
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	10,000	9,029
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	45	40
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	4,540	4,152
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2048	8,405	8,567
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	12,600	11,473
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	6,000	5,394
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2049	2,340	2,383
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	4,555	4,080
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	10,000	9,013
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2050	8,995	9,146
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2051	1,395	1,249
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2051	2,500	2,510
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2052	12,745	11,369
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2052	4,525	4,570
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	14,150	14,561
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	6,000	6,363
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2056	3,640	3,649
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2056	9,655	9,676
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2056	1,610	1,617
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2057	10,715	10,793
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	9,330	10,107
81

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2037	1,000	1,004
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2043	5,470	5,357
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2043	300	294
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2050	17,925	16,308
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2053	7,695	7,976
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/2056	8,145	8,145
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2030	485	548
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2031	1,030	1,178
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2032	990	1,073
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2032	730	832
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2033	1,255	1,356
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2033	1,540	1,747
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2034	790	892
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2035	4,140	4,418
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2035	1,310	1,470
	Nassau County NY GO	5.000%	10/1/2027	980	1,027
	Nassau County NY GO	4.000%	4/1/2043	110	109
	Nassau County NY GO	4.125%	4/1/2047	2,900	2,787
[3]	Nassau County NY GO	5.000%	7/1/2049	8,000	8,138
	Nassau County NY GO	4.250%	4/1/2052	6,090	5,892
	Nassau County NY GO	4.000%	4/1/2053	5,000	4,611
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2048	1,860	1,715
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2033	2,000	1,979
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2037	3,000	2,804
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/2038	1,925	1,490
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2040	25	22
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2046	30	23
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2029	3,875	4,148
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2030	2,150	2,341
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2032	2,785	2,894
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2036	500	480
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	1,475	1,200
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	790	732
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	7,100	6,424
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2040	6,140	5,445
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	1,550	1,441
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	4,610	3,512
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	11,665	8,564
[3]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2034	3,500	2,610
[3]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2044	250	104
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2026	4,060	4,120
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/2027	515	515
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	420	437
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	6,690	6,707
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	1,635	1,639
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	530	551
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	1,815	1,820
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	3,790	3,877
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	550	586
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	440	468
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	715	731
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	240	256
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	260	272
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	140	147
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	4,040	4,401
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	5,220	5,686
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	610	678
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	865	962
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	285	317
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	795	884
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	170	189
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	2,225	2,523
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	785	890
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	810	839
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	70	78
82

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	6,590	7,472
New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/2032	7,075	7,144
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	6,755	6,765
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	525	574
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	3,215	3,365
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	7,150	8,081
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	1,060	1,182
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	580	647
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	1,055	1,093
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	120	138
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	2,325	2,682
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2033	1,410	1,424
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	4,565	4,724
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	1,250	1,350
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	570	641
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	45	53
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	2,585	3,022
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	6,670	7,797
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2033	25	26
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	2,060	2,063
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	5,040	5,847
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	1,970	2,249
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	1,635	1,926
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	7,665	7,674
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	2,205	2,470
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	3,725	4,418
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	585	674
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	345	370
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	10,000	11,859
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2036	8,670	8,477
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2036	260	264
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	2,085	2,149
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	3,510	3,513
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	3,360	3,624
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	22,825	26,267
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	6,110	7,262
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2036	7,020	7,264
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2037	470	443
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2037	300	300
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	150	150
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	130	131
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	7,740	7,803
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	15	15
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	2,370	2,411
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	805	828
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	135	141
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	1,450	1,492
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2037	4,485	4,634
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2037	22,400	22,851
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/2038	240	237
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	4,855	4,988
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	1,060	1,104
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	4,485	4,556
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	45	48
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	3,650	3,643
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	1,650	1,651
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	2,385	2,477
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	4,550	5,080
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	4,900	5,587
New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2039	2,455	2,913
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2040	275	244
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2040	1,020	985
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	17,395	17,402
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	7,180	7,183
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	1,470	1,471
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	2,010	2,135
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	7,075	7,321
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	2,880	3,038
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	8,050	8,288
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	16,605	17,097
83

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	11,665	11,532
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	2,675	2,644
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	2,040	2,043
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2042	10,000	8,752
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	6,195	6,140
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	9,810	9,697
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	10,755	10,660
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2043	9,030	8,804
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	10,755	11,725
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	20,990	16,890
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2044	10,520	10,098
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2044	2,000	1,931
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	2,690	2,829
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	55	57
New York City Municipal Water Finance Authority Water Revenue	3.375%	6/15/2045	340	291
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	3,165	3,054
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	15,095	14,476
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	5,000	4,795
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	1,075	1,091
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	14,620	14,928
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	1,720	1,817
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	9,055	9,601
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2046	3,745	2,944
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	5,050	4,844
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	20,055	19,265
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	250	240
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2046	9,570	9,322
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	10,530	10,567
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	2,175	2,205
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	5,810	6,097
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2046	1,475	1,483
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2046	5,185	5,524
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/2047	335	298
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2047	2,125	1,979
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2047	385	359
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2047	45	43
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2047	9,110	8,852
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2047	8,380	8,249
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	16,580	16,679
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	10,015	10,490
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	1,000	1,046
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	800	807
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	15,250	16,265
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	7,265	6,262
New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/2048	3,930	3,446
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2048	1,910	1,777
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	16,820	17,029
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	20,000	20,323
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	7,370	7,631
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	3,170	3,347
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	5,825	6,165
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2049	20	15
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	11,850	11,038
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	5,250	4,882
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	2,625	2,441
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	5,540	5,151
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	18,875	19,201
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	3,055	3,136
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	5,100	5,252
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	7,685	8,100
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	1,040	789
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	150	113
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	150	113
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	2,655	2,493
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	11,930	11,149
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	90	84
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	10,955	11,266
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	5,130	5,290
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2050	5,000	5,374
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2051	25	19
84

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	11,440	10,700
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	5,120	4,789
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2051	11,305	11,691
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2051	16,170	16,988
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2052	17,560	16,146
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2052	8,100	8,376
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2052	5,000	5,260
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	19,255	20,331
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2053	4,000	3,905
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	12,670	13,547
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2054	6,110	5,641
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	17,115	18,112
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	5,000	5,321
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	15,665	16,773
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	12/15/2025	1,125	1,128
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	12/15/2025	280	281
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	490	509
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	1,505	1,564
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	890	925
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2026	1,000	1,015
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2026	350	355
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	2,105	2,186
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	165	171
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	4,920	5,106
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	390	416
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	6,085	6,486
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	4,720	4,899
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	815	864
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	3,635	3,858
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	210	234
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	2,760	2,864
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	660	684
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	4,130	4,382
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	155	176
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	7,000	7,255
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	275	311
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	10,445	11,076
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	20	23
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	5,460	5,780
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	525	591
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	285	327
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	5,750	6,073
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	85	97
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	28,000	28,966
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	2,800	2,893
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	28,960	30,538
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2036	1,930	1,943
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2036	170	175
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	7,330	7,719
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2037	635	651
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2037	5,045	5,298
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2038	8,100	8,145
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2039	50	45
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2049	16,200	12,279
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2027	90	93
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2028	1,090	1,162
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2028	20	21
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	1,375	1,458
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	220	233
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	155	156
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	4,705	4,994
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	415	417
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	565	600
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	910	966
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	485	514
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	1,520	1,609
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	3,200	3,214
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	680	718
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2035	190	191
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2035	2,280	2,419
85

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2036	165	167
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2036	1,160	1,163
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2036	200	212
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2037	5,385	5,430
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2037	6,515	6,543
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2038	4,285	4,310
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2040	7,005	7,005
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2040	9,095	9,103
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2042	2,780	2,677
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	4,625	4,762
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	2,830	2,914
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	7,390	7,422
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2045	10,060	9,461
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2046	3,050	2,940
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/2047	1,985	1,699
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2030	7,875	8,777
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	2,325	2,678
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2036	4,250	4,964
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2038	6,500	7,455
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2039	6,500	7,378
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	1,070	1,169
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	3,660	3,999
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2043	7,990	8,641
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2025	1,005	1,005
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2025	1,080	1,080
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2025	2,600	2,600
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2025	2,070	2,070
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2026	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	1,990	2,036
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	795	813
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	20,790	21,274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	2,665	2,727
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	1,875	1,878
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	1,280	1,310
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	14,770	15,114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2027	155	160
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2027	7,000	7,248
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2027	425	443
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	695	696
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	860	888
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	1,025	1,073
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	5,655	5,921
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	10,135	10,612
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	4,315	4,518
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	10,570	11,067
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	4,910	5,141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	5,000	5,235
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2028	6,970	7,378
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2028	4,000	4,234
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2028	3,615	3,848
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2028	790	841
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,475	1,523
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	2,455	2,628
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	7,880	8,435
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	3,895	4,169
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	85	89
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,015	1,086
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	140	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	4,925	5,272
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	6,360	6,808
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	10,265	10,988
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	9,900	10,597
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	5,340	5,716
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2029	1,125	1,131
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2029	390	392
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	1,825	1,844
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	8,000	8,643
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2029	1,550	1,683
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2029	6,680	7,255
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	3,250	3,356
86

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	1,100	1,101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	4,190	4,575
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	3,000	3,275
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	4,830	5,273
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	105	115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	4,870	5,317
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	4,000	4,367
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	9,480	10,350
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	1,500	1,638
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2030	1,780	1,828
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2030	5,185	5,211
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2030	1,955	1,965
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2030	140	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	680	702
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	4,585	5,052
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	2,410	2,655
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2030	30	30
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2030	6,700	6,804
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2030	1,485	1,541
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2030	355	355
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	5,840	6,029
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	960	1,068
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	350	389
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	5,225	5,812
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	260	289
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	595	662
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	4,995	5,557
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	8,525	9,484
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	4,000	4,450
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	860	864
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	5,415	5,559
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	265	266
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	1,605	1,656
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	2,120	2,356
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	1,625	1,650
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	1,110	1,151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	195	220
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	2,850	2,853
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	12,795	13,202
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	3,015	3,414
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	2,000	2,265
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	370	419
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	2,915	3,301
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	3,040	3,442
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	205	210
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	3,005	3,020
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	4,520	4,661
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	2,560	2,586
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	3,575	3,773
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	405	449
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	1,720	1,956
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	7,000	7,960
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	2,080	2,111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	165	188
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	3,845	3,849
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	1,140	1,276
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	6,810	7,738
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	3,050	3,493
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	16,835	19,278
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	2,000	2,290
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2033	1,575	1,575
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2033	1,195	1,197
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2033	1,025	1,051
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	1,360	1,401
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	1,370	1,383
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	1,505	1,586
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	2,610	2,886
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	6,565	7,556
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	6,085	6,171
87

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	5,000	5,173
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	7,480	7,487
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	730	814
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	16,450	18,489
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	10,215	11,274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	6,115	6,915
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	5,160	5,914
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	40,030	46,321
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	9,645	11,161
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	4,000	4,629
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	5,305	6,139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2034	3,700	3,717
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	2,500	2,571
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	2,450	2,472
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	780	820
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	3,300	3,798
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	3,635	4,005
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	510	562
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	5,155	5,990
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	2,430	2,463
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	2,085	2,153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	315	325
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	285	301
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	3,065	3,415
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	3,245	3,667
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2034	2,545	2,636
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	1,430	1,431
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	420	465
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	1,355	1,467
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	6,125	6,974
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	375	402
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	1,790	1,968
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	4,425	5,143
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	5,700	6,648
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	8,865	10,340
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	1,125	1,312
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2035	2,135	2,062
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	160	161
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	755	831
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2035	2,390	2,469
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	11,535	11,853
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	150	151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	3,300	3,463
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	3,935	4,213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	2,475	2,715
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	5,395	6,117
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	3,025	3,454
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	3,000	3,504
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	8/1/2035	100	99
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2035	205	206
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	3,000	3,161
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	1,155	1,278
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	5,230	5,373
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	130	134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	115	119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	1,190	1,191
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	225	240
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	2,195	2,365
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	1,735	2,030
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	3,425	4,007
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2036	6,505	6,512
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2036	3,470	3,474
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	705	721
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	1,055	1,154
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	2,395	2,658
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	1,585	1,589
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	3,915	4,004
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	3,715	3,814
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	3,585	3,614
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	4,025	4,213
88

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	2,660	2,741
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	135	142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	35	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	500	506
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	3,755	4,182
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	5,290	5,367
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	285	310
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	9,820	10,680
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	230	257
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	2,060	2,381
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	15,985	17,165
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2036	3,615	4,094
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2037	2,810	2,604
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	3,155	3,223
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	1,815	1,972
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	1,165	1,279
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	2,195	2,410
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	3,005	3,347
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	1,190	1,196
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	4,010	4,081
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	3,130	3,153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	1,040	1,086
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	160	170
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	3,630	3,938
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	1,785	1,991
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	1,520	1,706
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	15,390	17,397
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	2,130	2,422
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	55	58
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	4,260	4,692
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2037	3,805	4,014
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	3,505	3,544
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	4,060	4,111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	1,040	1,058
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	10,920	11,119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	10,135	10,966
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	3,720	4,135
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	5,745	6,468
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	33,950	38,441
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	9,030	10,281
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	6,925	7,885
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	4,630	5,193
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2038	1,755	1,600
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	1,560	1,585
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	11,965	12,006
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	5,100	5,206
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	1,910	2,146
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	6,660	6,750
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	90	94
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	8,505	9,014
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	7,340	7,519
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,025	2,250
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	13,470	15,237
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	6,620	7,570
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.500%	8/1/2038	465	448
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	6,400	6,426
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	5,795	5,875
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	4,800	4,801
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	10,580	10,875
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	5,010	5,065
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	665	672
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	4,910	4,952
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	1,795	1,820
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	8,440	9,459
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	16,935	19,082
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	9,480	10,682
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	3,230	3,659
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	3,390	3,783
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2039	1,160	1,040
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	1,040	1,043
89

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	3,910	4,256
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	375	413
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	3,375	3,764
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	1,285	1,299
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	2,525	2,552
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	1,625	1,662
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	2,910	3,072
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	185	192
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	305	336
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	1,185	1,314
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	4,695	5,240
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	6,940	7,787
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	1,925	2,160
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	4,370	4,953
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/2039	625	606
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	1,590	1,592
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	8,000	8,038
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	3,010	3,042
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	8,455	8,676
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	9,665	10,546
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2039	550	497
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	6,440	6,475
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	1,835	1,850
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	715	719
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,395	2,493
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,240	2,490
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	24,715	27,613
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	5,040	5,631
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	12,000	13,473
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2040	700	703
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	4,460	4,472
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	9,330	10,059
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	11,195	12,312
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	6,535	6,571
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	7,975	8,709
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	4,860	5,384
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2040	3,760	3,319
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/2040	405	391
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	8,765	8,978
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	675	701
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2040	5,645	6,209
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	9,805	9,828
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	1,265	1,270
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	3,795	3,941
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	1,670	1,824
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	10,720	11,821
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	7,055	7,816
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	8,260	9,192
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	5,290	5,887
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/2041	10,000	8,890
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	1,000	997
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	13,215	13,172
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	30	30
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	7,110	7,616
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	280	303
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2041	5,075	5,058
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2041	4,780	4,764
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	2,875	2,966
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	1,660	1,800
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	2,000	2,178
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	6,870	7,558
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	2,510	2,761
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	10,000	11,093
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	6,570	5,666
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	2,230	2,217
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	10,330	10,567
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	9,540	10,268
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	3,715	3,844
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	360	390
90

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	8,060	8,828
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	10,015	11,064
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/2042	270	235
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2042	155	152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	8,860	9,412
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	8,005	8,568
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	3,985	4,301
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	255	250
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	8,050	7,888
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	5,000	4,926
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	1,000	985
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	6,010	6,446
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	2,140	2,302
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	12,010	12,985
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	6,440	7,041
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2042	1,000	1,113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2042	1,535	1,274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	2,025	1,997
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2042	2,245	2,315
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2042	13,735	14,881
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	2,825	3,078
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2042	5,235	5,685
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	355	344
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	2,020	2,048
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	11,170	11,764
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	2,105	2,238
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	3,625	3,891
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	5/1/2043	550	472
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	55	53
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	2,470	2,397
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	2,840	2,887
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	5,960	6,347
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	2,000	2,138
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2043	3,235	3,559
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2043	4,105	4,003
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2043	4,950	5,231
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2043	6,000	5,821
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	5,085	5,487
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	1,505	1,629
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2044	9,845	9,462
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	9,660	10,198
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	145	152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	2,240	2,141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	2,530	2,426
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	200	193
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	6,905	7,301
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	2,425	2,591
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	2,475	2,660
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	2,505	2,692
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2044	1,035	1,142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2044	2,550	2,814
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2044	250	241
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2044	3,015	3,164
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2044	7,800	7,475
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	9,175	9,802
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	10,085	10,611
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2045	3,335	2,636
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	25,115	23,948
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	2,700	2,843
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	435	461
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	2,630	2,797
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	5,000	5,331
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	7,005	7,489
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	2,295	2,454
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2045	5,000	5,410
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	6,180	5,889
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	7,350	7,471
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	4,415	4,234
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	7,500	7,975
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2046	1,260	1,182
91

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2046	4,085	3,183
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	2,530	2,654
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	18,220	19,285
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	9,000	9,526
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2046	10,000	10,831
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2046	4,750	4,476
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	3,000	3,125
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	1,685	1,788
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	13,200	13,663
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2047	5,400	5,712
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2047	10,000	9,332
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	7,670	8,002
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	8,350	8,750
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	8,395	8,818
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2047	10,575	8,088
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	3,155	3,314
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2048	2,635	2,752
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2048	120	91
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2048	10,000	10,421
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	10,655	11,304
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	7,850	8,382
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	6,670	7,142
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	7,500	8,055
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	12,000	12,925
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	3,000	3,231
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.500%	8/1/2048	3,750	2,570
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2048	90	68
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	3,465	3,249
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	7,285	7,824
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2049	10,085	10,749
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2049	7,000	7,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	10,000	10,433
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	3,780	3,951
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	7,805	8,245
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2050	7,500	8,198
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2050	10,000	10,452
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.250%	2/1/2051	2,015	1,252
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	1,025	942
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	13,830	12,824
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2051	8,960	9,367
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2051	12,905	13,702
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2051	2,500	2,721
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.125%	5/1/2052	8,500	8,013
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2052	15,000	16,044
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2052	7,040	7,614
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.500%	11/1/2052	3,750	3,758
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2053	3,330	3,525
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2053	3,515	3,637
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	7,500	8,152
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2053	9,380	9,757
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.250%	2/1/2054	4,500	4,360
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.250%	5/1/2054	21,000	20,368
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2054	7,665	7,995
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	7,500	7,983
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	13,840	14,769
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	11/1/2025	210	210
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/2026	20	20
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/2027	575	599
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/2033	4,400	4,560
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2034	2,925	2,125
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2036	700	459
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2037	1,600	996
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2039	500	279
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2040	650	342
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2043	345	151
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/2045	100	96
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2045	4,750	4,751
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2047	12,525	4,533
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2049	9,500	3,113
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2051	4,850	1,439
92

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2054	2,900	742
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2055	5,000	1,217
[2]	New York GO	3.500%	3/1/2043	295	272
	New York GO	5.000%	3/15/2043	1,000	1,103
	New York GO	5.000%	3/15/2044	1,000	1,095
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	575	492
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	400	301
	New York NY GO	5.000%	3/1/2026	3,400	3,425
	New York NY GO	5.000%	8/1/2026	2,115	2,126
	New York NY GO	5.000%	8/1/2026	705	717
	New York NY GO	5.000%	8/1/2026	2,745	2,793
	New York NY GO	5.000%	8/1/2026	910	926
	New York NY GO	5.000%	8/1/2026	10,000	10,175
	New York NY GO	5.000%	8/1/2026	3,305	3,363
	New York NY GO	5.000%	8/1/2026	1,130	1,150
	New York NY GO	5.000%	3/1/2027	135	139
	New York NY GO	5.000%	8/1/2027	7,235	7,276
	New York NY GO	5.000%	8/1/2027	3,560	3,711
	New York NY GO	5.000%	8/1/2027	1,330	1,386
	New York NY GO	5.000%	8/1/2027	6,580	6,767
	New York NY GO	5.000%	8/1/2027	11,335	11,816
	New York NY GO	5.000%	8/1/2027	1,840	1,918
	New York NY GO	5.000%	8/1/2027	6,340	6,609
	New York NY GO	5.000%	8/1/2027	1,310	1,366
	New York NY GO	5.000%	8/1/2027	3,770	3,930
	New York NY GO	5.000%	8/1/2027	315	328
	New York NY GO	5.000%	8/1/2027	7,280	7,589
	New York NY GO	5.000%	9/1/2027	175	183
	New York NY GO	5.000%	9/1/2027	3,165	3,306
	New York NY GO	5.000%	8/1/2028	185	188
	New York NY GO	5.000%	8/1/2028	12,750	13,115
	New York NY GO	5.000%	8/1/2028	4,665	4,851
	New York NY GO	5.000%	8/1/2028	1,925	2,017
	New York NY GO	5.000%	8/1/2028	6,105	6,490
	New York NY GO	5.000%	8/1/2028	5,655	5,682
	New York NY GO	5.000%	8/1/2028	8,275	8,796
	New York NY GO	5.000%	8/1/2028	9,075	9,647
	New York NY GO	5.000%	8/1/2028	1,090	1,159
	New York NY GO	5.000%	8/1/2028	155	165
	New York NY GO	5.000%	8/1/2028	1,000	1,063
	New York NY GO	5.000%	8/1/2028	11,960	12,714
	New York NY GO	5.000%	8/1/2028	3,460	3,678
	New York NY GO	5.000%	9/1/2028	40	43
	New York NY GO	5.000%	9/1/2028	5,935	6,320
	New York NY GO	5.000%	10/1/2028	50	53
	New York NY GO	5.000%	2/1/2029	9,490	10,182
	New York NY GO	5.000%	8/1/2029	6,495	6,591
	New York NY GO	5.000%	8/1/2029	195	203
	New York NY GO	5.000%	8/1/2029	50	50
	New York NY GO	5.000%	8/1/2029	2,450	2,569
	New York NY GO	5.000%	8/1/2029	15,420	16,716
	New York NY GO	5.000%	8/1/2029	1,000	1,084
	New York NY GO	5.000%	8/1/2029	11,610	12,586
	New York NY GO	5.000%	8/1/2029	890	965
	New York NY GO	5.000%	8/1/2029	1,530	1,659
	New York NY GO	5.000%	8/1/2029	1,505	1,632
	New York NY GO	5.000%	8/1/2029	200	214
	New York NY GO	5.000%	8/1/2029	730	791
	New York NY GO	5.000%	8/1/2029	4,130	4,477
	New York NY GO	5.000%	8/1/2029	8,800	9,540
	New York NY GO	5.000%	9/1/2029	2,110	2,291
	New York NY GO	5.000%	9/1/2029	5,020	5,451
	New York NY GO	5.000%	10/1/2029	185	201
	New York NY GO	5.000%	2/1/2030	14,705	16,096
	New York NY GO	5.000%	4/1/2030	1,000	1,098
	New York NY GO	5.000%	8/1/2030	350	352
	New York NY GO	5.000%	8/1/2030	2,230	2,263
	New York NY GO	5.000%	8/1/2030	3,585	3,638
	New York NY GO	5.000%	8/1/2030	2,425	2,545
	New York NY GO	5.000%	8/1/2030	2,320	2,564
93

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/2030	10,000	11,051
New York NY GO	5.000%	8/1/2030	4,070	4,498
New York NY GO	5.000%	8/1/2030	8,725	9,642
New York NY GO	5.000%	8/1/2030	4,590	5,072
New York NY GO	5.000%	8/1/2030	520	575
New York NY GO	5.000%	8/1/2030	18,310	20,234
New York NY GO	5.000%	8/1/2030	4,860	5,371
New York NY GO	5.000%	8/1/2030	20,000	22,101
New York NY GO	5.000%	9/1/2030	5,000	5,534
New York NY GO	5.000%	10/1/2030	3,000	3,262
New York NY GO	5.250%	10/1/2030	1,360	1,426
New York NY GO	5.000%	12/1/2030	595	608
New York NY GO	5.000%	3/1/2031	2,000	2,231
New York NY GO	4.000%	8/1/2031	5,000	5,026
New York NY GO	5.000%	8/1/2031	5,515	5,542
New York NY GO	5.000%	8/1/2031	1,150	1,207
New York NY GO	5.000%	8/1/2031	13,705	15,043
New York NY GO	5.000%	8/1/2031	1,265	1,388
New York NY GO	5.000%	8/1/2031	250	268
New York NY GO	5.000%	8/1/2031	4,145	4,656
New York NY GO	5.000%	8/1/2031	13,490	15,153
New York NY GO	5.000%	8/1/2031	40,910	45,953
New York NY GO	5.000%	9/1/2031	3,000	3,375
New York NY GO	5.000%	10/1/2031	60	65
New York NY GO	5.250%	10/1/2031	8,115	8,502
New York NY GO	5.000%	12/1/2031	720	735
New York NY GO	5.000%	4/1/2032	300	334
New York NY GO	5.000%	5/1/2032	35	40
New York NY GO	4.000%	8/1/2032	610	613
New York NY GO	5.000%	8/1/2032	1,185	1,269
New York NY GO	5.000%	8/1/2032	240	252
New York NY GO	5.000%	8/1/2032	1,155	1,266
New York NY GO	5.000%	8/1/2032	5,015	5,715
New York NY GO	5.000%	8/1/2032	2,255	2,521
New York NY GO	5.000%	8/1/2032	190	217
New York NY GO	5.000%	8/1/2032	19,415	22,125
New York NY GO	5.000%	8/1/2032	7,000	7,977
New York NY GO	5.000%	10/1/2032	235	255
New York NY GO	5.000%	10/1/2032	50	57
New York NY GO	5.250%	10/1/2032	20	21
New York NY GO	5.000%	12/1/2032	775	791
New York NY GO	3.250%	3/1/2033	85	85
New York NY GO	5.000%	3/1/2033	4,750	5,453
New York NY GO	5.000%	4/1/2033	2,125	2,234
New York NY GO	5.000%	4/1/2033	255	283
New York NY GO	5.000%	4/1/2033	5,140	5,906
New York NY GO	3.500%	6/1/2033	40	40
New York NY GO	4.000%	8/1/2033	90	90
New York NY GO	5.000%	8/1/2033	1,525	1,547
New York NY GO	5.000%	8/1/2033	260	277
New York NY GO	5.000%	8/1/2033	1,500	1,640
New York NY GO	5.000%	8/1/2033	1,175	1,285
New York NY GO	5.000%	8/1/2033	1,105	1,230
New York NY GO	5.000%	8/1/2033	12,880	14,852
New York NY GO	5.000%	10/1/2033	1,555	1,676
New York NY GO	5.250%	10/1/2033	300	314
New York NY GO	5.000%	12/1/2033	2,385	2,433
New York NY GO	5.000%	12/1/2033	985	1,048
New York NY GO	5.250%	3/1/2034	2,725	2,873
New York NY GO	5.000%	4/1/2034	1,310	1,376
New York NY GO	5.000%	4/1/2034	10	11
New York NY GO	5.000%	4/1/2034	3,145	3,649
New York NY GO	5.000%	5/1/2034	520	583
New York NY GO	3.000%	8/1/2034	525	521
New York NY GO	4.000%	8/1/2034	125	127
New York NY GO	4.000%	8/1/2034	500	516
New York NY GO	4.000%	8/1/2034	75	78
New York NY GO	4.000%	8/1/2034	145	146
New York NY GO	5.000%	8/1/2034	2,145	2,285
New York NY GO	5.000%	8/1/2034	2,090	2,278
94

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/2034	5,160	5,897
New York NY GO	5.000%	8/1/2034	475	543
New York NY GO	5.000%	8/1/2034	95	104
New York NY GO	5.000%	8/1/2034	10,275	11,951
New York NY GO	5.000%	9/1/2034	1,595	1,792
New York NY GO	3.000%	10/1/2034	520	512
New York NY GO	5.000%	10/1/2034	6,845	7,375
New York NY GO	5.000%	10/1/2034	220	247
New York NY GO	5.000%	12/1/2034	100	102
New York NY GO	5.000%	2/1/2035	5,000	5,828
New York NY GO	3.000%	3/1/2035	2,105	2,068
New York NY GO	5.250%	3/1/2035	6,150	6,473
New York NY GO	5.000%	4/1/2035	2,155	2,438
New York NY GO	5.000%	4/1/2035	1,750	1,923
New York NY GO	5.000%	4/1/2035	5,260	6,037
New York NY GO	5.000%	6/1/2035	5	5
New York NY GO	4.000%	8/1/2035	195	195
New York NY GO	4.000%	8/1/2035	25	25
New York NY GO	5.000%	8/1/2035	4,595	4,986
New York NY GO	5.000%	8/1/2035	430	460
New York NY GO	5.000%	8/1/2035	10,705	12,306
New York NY GO	5.000%	8/1/2035	8,215	9,593
New York NY GO	5.000%	9/1/2035	575	642
New York NY GO	4.000%	10/1/2035	165	168
New York NY GO	5.000%	10/1/2035	3,055	3,166
New York NY GO	5.000%	10/1/2035	390	436
New York NY GO	5.000%	12/1/2035	1,145	1,165
New York NY GO	5.000%	12/1/2035	170	180
New York NY GO	5.000%	2/1/2036	7,000	8,112
New York NY GO	4.000%	3/1/2036	55	56
New York NY GO	4.000%	3/1/2036	95	96
New York NY GO	5.000%	3/1/2036	1,585	1,729
New York NY GO	5.000%	4/1/2036	10	10
New York NY GO	5.000%	4/1/2036	1,025	1,150
New York NY GO	5.000%	4/1/2036	5,105	5,811
New York NY GO	3.000%	8/1/2036	2,150	2,035
New York NY GO	4.000%	8/1/2036	170	170
New York NY GO	4.000%	8/1/2036	80	82
New York NY GO	5.000%	8/1/2036	4,125	4,456
New York NY GO	5.000%	8/1/2036	7,565	8,623
New York NY GO	5.000%	8/1/2036	7,030	8,062
New York NY GO	5.000%	9/1/2036	160	177
New York NY GO	5.000%	10/1/2036	55	61
New York NY GO	5.000%	10/1/2036	4,790	5,528
New York NY GO	4.000%	12/1/2036	25	25
New York NY GO	5.000%	12/1/2036	155	164
New York NY GO	5.000%	2/1/2037	20,010	22,996
New York NY GO	5.000%	3/1/2037	160	174
New York NY GO	5.000%	4/1/2037	30	31
New York NY GO	5.000%	4/1/2037	1,780	1,984
New York NY GO	5.000%	5/1/2037	710	781
New York NY GO	4.000%	8/1/2037	1,690	1,709
New York NY GO	4.000%	8/1/2037	3,130	3,177
New York NY GO	5.000%	8/1/2037	3,820	3,862
New York NY GO	5.000%	8/1/2037	2,195	2,451
New York NY GO	5.000%	9/1/2037	645	711
New York NY GO	4.000%	10/1/2037	25	25
New York NY GO	5.000%	10/1/2037	7,835	8,072
New York NY GO	5.000%	12/1/2037	140	147
New York NY GO	5.000%	12/1/2037	6,800	6,905
New York NY GO	5.000%	2/1/2038	15,500	17,671
New York NY GO	3.500%	3/1/2038	805	762
New York NY GO	5.000%	3/1/2038	75	80
New York NY GO	3.375%	4/1/2038	595	581
New York NY GO	5.000%	4/1/2038	3,060	3,390
New York NY GO	4.000%	8/1/2038	3,625	3,655
New York NY GO	4.000%	8/1/2038	2,245	2,275
New York NY GO	5.000%	8/1/2038	12,075	12,197
New York NY GO	5.000%	8/1/2038	175	187
New York NY GO	5.000%	8/1/2038	1,950	2,164
95

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	9/1/2038	5	5
New York NY GO	5.000%	9/1/2038	11,160	12,540
New York NY GO	5.000%	10/1/2038	6,255	6,426
New York NY GO	5.000%	10/1/2038	70	74
New York NY GO	5.250%	10/1/2038	60	67
New York NY GO	5.000%	12/1/2038	3,035	3,078
New York NY GO	5.000%	12/1/2038	5,275	5,530
New York NY GO	5.000%	3/1/2039	55	58
New York NY GO	5.000%	3/1/2039	3,440	3,827
New York NY GO	5.000%	4/1/2039	835	866
New York NY GO	5.000%	4/1/2039	2,005	2,206
New York NY GO	5.000%	4/1/2039	4,150	4,618
New York NY GO	4.000%	8/1/2039	4,010	4,044
New York NY GO	4.000%	8/1/2039	90	90
New York NY GO	5.000%	8/1/2039	4,305	4,540
New York NY GO	5.000%	9/1/2039	935	1,017
New York NY GO	5.000%	10/1/2039	1,250	1,280
New York NY GO	5.000%	10/1/2039	6,560	7,376
New York NY GO	5.250%	10/1/2039	3,015	3,330
New York NY GO	5.000%	12/1/2039	90	94
New York NY GO	5.000%	3/1/2040	80	84
New York NY GO	5.000%	4/1/2040	2,100	2,286
New York NY GO	5.000%	4/1/2040	3,000	3,298
New York NY GO	4.250%	5/1/2040	11,500	11,691
New York NY GO	4.000%	8/1/2040	4,230	4,234
New York NY GO	4.000%	8/1/2040	30	30
New York NY GO	5.000%	8/1/2040	2,350	2,566
New York NY GO	5.000%	9/1/2040	5,390	5,948
New York NY GO	5.250%	9/1/2040	2,345	2,569
New York NY GO	4.000%	10/1/2040	6,545	6,552
New York NY GO	4.000%	10/1/2040	655	654
New York NY GO	5.000%	10/1/2040	3,935	4,385
New York NY GO	5.250%	10/1/2040	15	16
New York NY GO	5.000%	12/1/2040	2,660	2,771
New York NY GO	5.000%	2/1/2041	12,720	14,003
New York NY GO	3.000%	3/1/2041	75	64
New York NY GO	5.000%	4/1/2041	3,780	4,082
New York NY GO	5.250%	5/1/2041	2,450	2,657
New York NY GO	4.000%	8/1/2041	2,505	2,486
New York NY GO	5.000%	8/1/2041	130	141
New York NY GO	5.000%	8/1/2041	2,500	2,763
New York NY GO	5.000%	9/1/2041	115	123
New York NY GO	5.000%	9/1/2041	9,210	10,065
New York NY GO	3.000%	10/1/2041	5,110	4,336
New York NY GO	4.000%	10/1/2041	7,930	7,825
New York NY GO	5.250%	10/1/2041	4,000	4,356
New York NY GO	4.000%	12/1/2041	1,180	1,175
New York NY GO	5.000%	12/1/2041	10,000	10,105
New York NY GO	5.000%	2/1/2042	4,020	4,380
New York NY GO	4.000%	3/1/2042	3,835	3,751
New York NY GO	4.000%	3/1/2042	25	24
New York NY GO	5.000%	3/1/2042	40	42
New York NY GO	5.000%	3/15/2042	5,730	6,379
New York NY GO	4.000%	4/1/2042	1,000	978
New York NY GO	5.250%	5/1/2042	110	119
New York NY GO	4.000%	8/1/2042	2,250	2,197
New York NY GO	4.000%	8/1/2042	5,195	5,079
New York NY GO	5.000%	8/1/2042	3,610	3,871
New York NY GO	5.000%	9/1/2042	1,515	1,611
New York NY GO	5.000%	9/1/2042	12,730	13,780
New York NY GO	3.250%	10/1/2042	1,440	1,236
New York NY GO	5.000%	10/1/2042	3,000	3,127
New York NY GO	5.000%	10/1/2042	10,495	11,448
New York NY GO	5.250%	10/1/2042	11,470	12,417
New York NY GO	4.000%	12/1/2042	1,365	1,328
New York NY GO	5.000%	3/1/2043	1,840	1,909
New York NY GO	5.000%	3/1/2043	7,000	7,302
New York NY GO	5.000%	3/1/2043	5,025	5,371
New York NY GO	5.000%	4/1/2043	18,000	18,430
New York NY GO	5.000%	4/1/2043	545	583
96

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/2043	2,695	2,806
	New York NY GO	5.000%	8/1/2043	5,325	5,760
	New York NY GO	5.000%	9/1/2043	3,450	3,699
	New York NY GO	5.000%	10/1/2043	13,875	14,978
	New York NY GO	4.000%	12/1/2043	1,195	1,142
	New York NY GO	4.000%	3/1/2044	1,010	952
	New York NY GO	5.000%	4/1/2044	2,755	2,925
	New York NY GO	5.250%	4/1/2044	45	48
	New York NY GO	4.000%	8/1/2044	105	100
	New York NY GO	5.000%	8/1/2044	1,015	1,072
	New York NY GO	5.000%	8/1/2044	3,605	3,845
	New York NY GO	5.000%	9/1/2044	15,015	15,978
	New York NY GO	3.000%	10/1/2044	1,085	863
	New York NY GO	5.000%	10/1/2044	1,195	1,279
	New York NY GO	5.000%	12/1/2044	13,515	13,881
	New York NY GO	3.000%	3/1/2045	50	39
	New York NY GO	3.625%	3/1/2045	305	273
	New York NY GO	5.000%	3/1/2045	5,015	5,294
	New York NY GO	5.500%	5/1/2045	1,535	1,652
	New York NY GO	3.000%	8/1/2045	750	588
	New York NY GO	5.000%	8/1/2045	5,000	5,330
	New York NY GO	5.000%	10/1/2045	11,650	12,400
	New York NY GO	4.000%	3/1/2046	6,000	5,638
	New York NY GO	3.500%	4/1/2046	2,750	2,376
	New York NY GO	5.500%	5/1/2046	2,000	2,144
	New York NY GO	5.000%	8/1/2046	10,000	10,597
	New York NY GO	5.000%	10/1/2046	11,875	12,566
	New York NY GO	5.250%	4/1/2047	7,755	8,214
	New York NY GO	5.250%	4/1/2047	2,115	2,257
	New York NY GO	5.000%	8/1/2047	13,880	14,278
	New York NY GO	5.000%	8/1/2047	2,500	2,629
	New York NY GO	5.000%	9/1/2047	11,890	12,479
	New York NY GO	5.250%	10/1/2047	3,855	4,063
	New York NY GO	5.250%	10/1/2047	5,200	5,600
	New York NY GO	5.250%	2/1/2048	12,500	13,412
	New York NY GO	5.500%	4/1/2048	7,500	8,133
	New York NY GO	5.000%	9/1/2048	5,750	6,019
	New York NY GO	5.000%	10/1/2048	5,000	5,258
	New York NY GO	5.250%	3/1/2049	6,000	6,374
	New York NY GO	5.500%	4/1/2049	10,455	11,333
	New York NY GO	4.500%	5/1/2049	10,050	9,950
	New York NY GO	5.250%	2/1/2050	6,500	6,943
	New York NY GO	4.000%	3/1/2050	20,000	18,265
	New York NY GO	5.000%	3/1/2050	1,675	1,712
	New York NY GO	4.000%	4/1/2050	7,760	7,164
	New York NY GO	5.000%	4/1/2050	2,500	2,602
	New York NY GO	3.000%	8/1/2050	25	18
	New York NY GO	5.000%	8/1/2050	6,000	6,287
	New York NY GO	5.250%	8/1/2050	10,000	10,653
	New York NY GO	5.500%	8/1/2050	3,470	3,796
	New York NY GO	5.250%	9/1/2050	5,000	5,314
	New York NY GO	3.000%	3/1/2051	1,970	1,435
[1]	New York NY GO	3.000%	3/1/2051	3,165	2,322
	New York NY GO	5.250%	10/1/2051	12,500	13,353
	New York NY GO	5.250%	2/1/2053	12,000	12,788
	New York NY GO	5.250%	3/1/2053	17,170	18,161
	New York NY GO	4.125%	8/1/2053	10,875	10,113
	New York NY GO	5.000%	8/1/2053	5,000	5,227
	New York NY GO	5.250%	8/1/2053	4,000	4,273
	New York NY GO	4.125%	3/1/2054	9,000	8,349
	New York NY GO	5.250%	4/1/2054	13,005	13,753
	New York NY GO	4.250%	8/1/2055	3,000	2,825
	New York NY GO	5.000%	10/1/2055	29,930	31,205
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2045	12,470	11,906
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2049	1,585	1,457
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2050	24,005	22,203
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2055	24,130	22,296
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2027	925	974
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2047	5,265	4,908
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2048	2,600	2,741
97

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	2,205	2,240
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2027	270	283
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	410	431
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	6,255	6,802
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	245	274
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	3,310	3,669
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	590	598
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	100	114
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	4,760	5,372
[6]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2031	310	338
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2031	4,000	4,582
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	2,145	2,227
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2032	1,125	1,310
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	350	354
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	315	327
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	370	399
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2033	40	47
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	1,880	1,949
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	510	549
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2034	90	105
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	890	899
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	9,000	10,534
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	1,415	1,428
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	7,810	7,656
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	2,385	2,407
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	20,000	23,468
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2036	4,000	4,643
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	600	627
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2038	19,875	20,639
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2039	4,980	4,984
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	1,955	1,971
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	110	103
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	2,850	2,883
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	7,375	8,283
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	2,455	2,152
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2041	865	856
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	2,290	2,308
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	1,300	1,356
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2042	3,000	3,035
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2043	1,350	1,296
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	5,000	5,398
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2044	5,670	5,404
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2044	5,000	5,350
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2045	5,000	5,311
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2045	2,950	3,344
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2046	5,000	5,281
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	5,220	5,881
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2047	500	437
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2047	465	522
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	11,600	13,006
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2049	5,715	5,881
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2049	6,250	6,362
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2049	1,750	1,812
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2050	6,835	6,184
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	8,675	8,845
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	1,440	1,484
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2050	1,000	1,079
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2050	5,000	4,904
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2051	5,475	5,619
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2051	5,500	5,863
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	2,495	2,112
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2054	1,930	1,990
	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2054	35,910	39,272
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2055	2,250	2,297
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	7,000	7,440
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	2,000	2,150
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2041	3,230	3,254
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/2043	1,740	1,609
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2026	145	146
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2026	5,285	5,329
98

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2026	12,895	13,002
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2027	2,690	2,778
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2028	25	26
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	2,575	2,719
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	10	11
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	7,500	7,919
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	1,340	1,451
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	5,000	5,397
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	1,575	1,700
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	3,915	4,309
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	620	638
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	650	676
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	1,500	1,654
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	120	127
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	330	354
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	140	154
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	4,530	4,994
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	4,075	4,493
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	1,120	1,152
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	1,580	1,736
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	2,925	3,104
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	570	612
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	745	828
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	6,135	6,890
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	1,990	2,235
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	13,550	15,218
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	6,510	6,690
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	1,500	1,558
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	6,390	6,987
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	555	595
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	4,010	4,432
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	2,150	2,279
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	5,365	6,126
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	5,340	6,098
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	5,010	5,721
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	5,625	6,133
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	110	114
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	1,065	1,083
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	275	311
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	2,185	2,336
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2034	1,320	1,332
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	8,295	8,595
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	775	842
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	385	391
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2034	700	725
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2034	205	215
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	2,050	2,186
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	445	452
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	5,000	5,836
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	5,000	5,836
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2035	310	312
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	17,155	18,565
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/2035	19,315	19,207
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2035	8,930	9,181
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2035	1,300	1,350
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	560	569
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	1,540	1,722
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	1,995	2,120
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	1,565	1,810
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	4,070	4,777
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	2,890	2,944
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	425	439
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	5,330	5,454
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/2036	2,840	2,775
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2036	14,360	14,663
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	13,975	14,182
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	2,075	2,196
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	795	884
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	4,200	4,817
99

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	1,555	1,728
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	1,495	1,748
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/2037	245	225
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	3,360	3,412
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	505	520
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	235	240
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/2037	485	485
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	5,440	5,533
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	5,805	5,948
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	920	971
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	1,045	1,155
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	5,130	5,824
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2037	115	121
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2038	19,810	20,014
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	1,310	1,337
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	915	941
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2038	195	180
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	14,885	15,114
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	18,025	18,302
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	5,085	5,350
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	13,530	15,190
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2038	4,000	4,211
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2039	2,600	2,614
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2039	3,195	3,230
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	13,895	14,005
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	5,125	5,165
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	7,065	7,413
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	3,845	4,296
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2040	6,595	6,657
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2040	1,000	879
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	9,195	9,144
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	460	458
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	5,125	5,311
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	7,455	8,216
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	10,130	11,268
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	2,130	2,148
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	700	735
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	1,730	1,487
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	6,830	5,866
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2041	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	120	128
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	2,230	2,440
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	31,020	34,231
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2042	2,095	2,136
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2042	6,645	6,696
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	2,555	2,145
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	1,365	1,339
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	12,135	13,147
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	375	389
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	6,500	6,548
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	2,525	2,569
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	145	141
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	1,220	1,188
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	11,360	12,196
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	1,245	1,286
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	5,000	5,422
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2044	2,220	2,135
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	270	260
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	3,180	3,062
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	16,565	17,631
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	250	258
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2045	15	14
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	11,590	11,082
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	1,530	1,563
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	3,725	3,973
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2046	9,390	8,927
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	10,000	9,498
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	16,930	16,080
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	24,810	25,744
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	41,305	39,091
100

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	5,420	5,160
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	1,435	1,351
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	9,340	8,840
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2047	1,530	1,568
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2048	4,030	4,138
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	620	581
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	1,195	1,122
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	14,245	13,330
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	1,000	938
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2048	19,990	21,301
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2049	6,185	5,785
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2049	9,990	7,531
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	8,330	7,764
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2049	11,245	11,978
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	3,000	2,231
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2050	1,715	1,794
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2050	9,050	9,703
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2051	5,540	4,090
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2051	6,465	6,759
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/2052	10,495	8,653
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2052	6,905	7,213
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2052	12,290	13,044
	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	4,945	5,396
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2054	12,380	11,445
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2054	12,500	13,039
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2055	7,525	7,857
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2026	590	594
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2026	1,050	1,057
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2026	2,490	2,505
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2026	170	171
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2026	1,510	1,523
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2026	5	5
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	1,910	1,966
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	345	356
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2027	600	619
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2027	185	191
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	3,315	3,508
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	35	37
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	15	16
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	4,880	5,284
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	3,250	3,507
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	1,275	1,299
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	9,275	9,446
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	310	316
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/2027	2,855	2,943
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/2027	1,165	1,201
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	8/15/2027	10	10
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	8/15/2027	20	20
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	1,315	1,372
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	10,800	11,270
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2030	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/25/2030	10	11
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/2030	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/2030	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	5	5
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	2,450	2,502
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	1,100	1,121
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	1,705	1,778
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	5,700	6,095
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	10,090	10,528
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	5,370	5,985
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2031	1,500	1,500
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	110	117
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	2,455	2,786
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2032	60	69
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2032	1,500	1,493
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	240	253
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	125	130
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	8,060	9,399
101

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2034	90	104
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	4,700	5,305
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	6,885	7,707
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	5,795	6,721
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	5,090	5,655
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	7,500	8,624
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	2,290	2,529
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	1,950	2,139
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2039	3,000	3,317
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2041	3,080	3,345
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/2044	3,000	3,142
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	1,020	1,042
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	2,885	2,947
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	90	92
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	100	102
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	115	120
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	705	738
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2028	25	25
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	2,300	2,342
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	3,390	3,451
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	1,785	1,816
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	1,730	1,916
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	325	359
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	4,010	4,614
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2034	3,950	4,419
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2034	580	635
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2035	1,835	1,998
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2035	2,255	2,505
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	530	575
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	2,465	2,724
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2037	5,055	5,449
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2037	1,510	1,660
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2042	6,000	6,321
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2030	2,480	2,651
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2034	1,635	1,722
	New York State Dormitory Authority Intergovernmental Agreement Revenue, Prere.	5.000%	3/15/2033	5	6
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2029	740	798
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2029	480	518
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2030	12,330	13,594
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	1,390	1,550
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2033	7,715	8,581
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2034	2,425	2,686
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2035	3,845	4,231
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2036	2,625	2,872
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2037	2,385	2,429
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	11,355	11,494
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	1,505	1,514
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	8,320	8,265
102

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	730	688
New York State Dormitory Authority Lease (Appropriation) Revenue, ETM	5.000%	3/15/2029	685	739
New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	65	74
New York State Dormitory Authority Miscellaneous Revenue	2.250%	7/1/2041	2,365	1,697
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2028	125	132
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2028	660	672
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	2,585	2,634
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	330	340
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	945	997
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	745	786
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	245	261
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	6,345	7,004
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	2,975	3,032
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	410	423
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	2,045	2,158
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	590	623
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	515	549
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	5,010	5,638
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	1,055	1,113
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	3,610	3,807
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	5,110	5,206
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	1,875	1,998
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	10,930	11,131
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	8,350	8,886
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	1,710	1,801
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	340	350
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	855	900
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	8,035	9,293
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	7,450	8,616
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	12,065	12,278
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	885	911
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	910	957
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	785	834
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	9,805	10,310
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	6,500	7,603
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	905	920
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	5,980	6,149
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	6,050	6,411
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	1,030	1,081
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	6,930	8,189
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	2,585	2,626
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	55	56
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	8,735	9,143
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	2,270	2,376
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	2,400	2,535
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	2,300	2,725
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	1,000	1,025
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	10,000	10,443
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	2,000	2,088
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	6,550	6,899
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,118
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	1,710	1,781
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,425	6,201
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,748
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	2,195	2,297
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	1,000	1,039
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	6,075	6,886
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	4,585	5,165
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	2,800	2,855
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	5,560	5,787
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	1,455	1,632
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	600	619
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	6,400	6,598
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	4,600	5,095
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	8,975	9,117
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	16,135	16,581
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	940	954
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	5,055	5,183
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	5,900	6,078
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	9,510	9,749
103

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2044	3,820	3,663
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	15,000	15,195
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	1,085	1,168
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2045	15,000	14,342
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2046	15,965	14,889
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	10,000	10,644
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	4,000	4,269
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2047	4,000	3,800
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2047	4,980	4,664
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	10,030	10,632
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2048	12,890	12,013
New York State Dormitory Authority Sales Tax Revenue	4.250%	3/15/2048	7,295	7,106
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2048	10,000	10,536
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2048	1,290	1,320
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	11,105	11,691
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2050	9,500	9,949
New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2050	7,465	8,023
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	12,700	13,293
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	8,460	8,871
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2053	14,220	14,855
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	5,885	6,157
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	24,850	26,028
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2026	315	317
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2026	345	348
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	30	31
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	110	113
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2028	90	95
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2028	65	69
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	2,630	2,680
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	2,070	2,110
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	1,435	1,461
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2027	410	423
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2027	590	608
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2028	1,890	1,993
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2028	95	101
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2028	5	5
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2027	185	192
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	345	385
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2031	420	479
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2032	55	64
New York State Environmental Facilities Corp. Water Revenue	4.000%	9/15/2033	2,050	2,051
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2035	2,660	2,749
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2038	140	130
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2040	3,500	3,184
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2041	4,305	4,322
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	7,945	8,103
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	1,445	1,474
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/2046	310	299
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2046	595	604
New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/2047	10,000	10,562
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2048	3,015	3,078
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/2049	2,485	2,390
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2051	2,435	2,553
New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/2052	5,475	5,838
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2053	3,550	3,742
New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2053	3,000	3,246
New York State Environmental Facilities Corp. Water Revenue (New York City Municipal Water Finance Authority Project)	5.000%	6/15/2050	5,500	5,884
New York State Thruway Authority Highway Revenue	5.000%	1/1/2026	5,400	5,419
New York State Thruway Authority Highway Revenue	5.000%	1/1/2027	5,300	5,443
New York State Thruway Authority Highway Revenue	5.000%	1/1/2028	3,250	3,429
New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	210	231
New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	480	504
New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	4,535	5,125
New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	1,040	1,091
New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	4,525	4,729
New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	2,750	3,203
New York State Thruway Authority Highway Revenue	4.000%	1/1/2036	205	209
New York State Thruway Authority Highway Revenue	5.000%	1/1/2036	3,420	3,676
New York State Thruway Authority Highway Revenue	3.500%	1/1/2037	590	592
104

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2037	140	141
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2037	120	122
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2037	7,780	8,919
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	1,870	2,126
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	375	380
[3]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	1,895	1,893
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	100	101
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	4,605	4,559
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	910	909
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2041	1,490	1,492
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	2,015	2,194
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2043	3,005	3,245
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2044	5,000	4,833
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	4,680	4,466
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	2,035	1,957
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	1,000	766
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	1,950	1,951
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2047	5,810	5,538
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2047	5,895	5,636
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2048	7,825	5,860
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2048	2,500	2,382
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2049	230	171
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2049	9,765	9,257
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2049	3,000	3,156
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2050	5,000	3,673
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	1,245	1,152
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2051	5,000	3,637
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2051	125	114
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2051	11,720	11,721
[3]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	410	297
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	10,025	9,176
[3]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	12,620	11,616
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2056	790	700
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2056	6,325	6,328
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2029	12,690	13,711
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2030	10,000	11,025
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2031	6,155	6,913
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2031	10,000	11,231
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2032	15,590	17,793
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2033	270	309
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2033	10,000	11,558
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2035	495	561
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2036	930	1,045
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2037	2,220	2,476
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2038	4,970	5,505
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2038	10,000	11,477
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2039	9,850	11,216
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2040	6,375	6,932
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2040	2,875	3,225
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2041	315	339
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2042	465	496
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2043	55	54
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2046	4,795	5,002
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2049	510	472
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2049	10,955	11,558
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2051	10,505	9,692
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2052	175	166
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2053	5,715	5,904
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2053	20,000	20,980
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	6,120	6,315
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	5,265	5,515
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2056	15,000	15,699
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2057	14,275	13,352
	New York State Thruway Authority Income Tax Revenue	5.125%	3/15/2057	13,500	14,241
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2059	15,000	15,635
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2031	7,845	8,811
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	5,930	6,614
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2033	3,045	3,385
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2034	3,185	3,528
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2035	430	473
105

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	2,050	2,068
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2041	9,000	8,907
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2042	7,310	7,176
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2044	8,600	8,295
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2046	3,150	3,004
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2048	8,915	6,843
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2049	3,995	3,044
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2050	10,930	8,224
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2051	30	22
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2052	1,000	937
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2055	3,685	3,425
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2058	50	46
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2030	2,090	2,294
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	2,020	2,170
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2038	500	532
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	4.500%	12/1/2050	6,000	5,951
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/2056	7,000	7,657
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2045	5,000	5,187
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2025	4,800	4,808
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2026	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2026	3,255	3,336
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/2028	15	16
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2028	60	63
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2030	345	367
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2030	6,830	7,642
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2030	3,050	3,421
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2031	735	780
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2031	230	255
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2031	6,835	7,786
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2031	1,590	1,666
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2031	3,020	3,448
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2032	2,495	2,648
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2032	620	686
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2032	1,960	2,128
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2032	12,825	14,826
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2032	865	905
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2032	3,000	3,474
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2033	1,730	1,832
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2033	4,855	5,676
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2034	615	676
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2034	20	21
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	340	367
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	480	518
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2034	15,590	18,366
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2034	620	647
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2034	140	163
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2035	700	766
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2035	180	190
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2035	515	554
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	1,480	1,585
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2036	3,860	4,524
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2037	3,670	4,208
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2037	5,205	5,313
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2037	5,000	5,329
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2037	5,380	6,173
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2038	6,885	7,039
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2038	4,555	5,187
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2038	1,265	1,287
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2038	3,440	3,653
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2038	7,070	8,153
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2039	365	372
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2039	4,935	5,574
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2039	4,845	4,911
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	1,780	2,011
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2039	7,810	8,924
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	10,625	10,789
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	1,230	1,374
106

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	2,415	2,631
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	3,210	3,547
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2041	5,930	6,008
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2042	1,885	2,062
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	465	473
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	4,805	5,306
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/2042	675	578
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/2042	350	332
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2043	2,850	3,095
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2044	3,000	3,235
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	6/15/2044	3,360	3,119
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2045	2,690	2,885
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2045	1,965	1,894
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2046	15	14
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2046	1,435	1,427
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2047	3,960	4,223
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2047	2,570	2,618
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2048	3,500	3,563
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2049	2,520	2,659
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/2052	45	48
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	12/1/2052	10,020	10,612
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2053	2,735	2,848
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2054	6,645	6,955
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2054	3,070	3,215
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2055	3,465	3,726
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2057	11,150	11,342
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/2057	21,780	22,301
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2061	5,000	4,514
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/2094	200	200
Port Chester-Rye Union Free School District GO	2.000%	6/1/2036	1,735	1,434
Suffolk County Water Authority Water Revenue	3.000%	6/1/2032	2,025	2,026
Suffolk County Water Authority Water Revenue	3.250%	6/1/2042	3,800	3,380
Suffolk County Water Authority Water Revenue	3.250%	6/1/2043	3,190	2,801
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2028	60	64
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2037	210	233
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2038	205	226
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2039	405	443
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/2047	3,110	3,133
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.250%	5/15/2047	6,645	7,038
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/2052	18,015	18,066
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2025	4,550	4,553
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2025	350	350
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2025	3,500	3,502
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	175	179
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	6,000	6,149
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	2,950	3,096
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	5,015	5,264
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	190	197
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	10,490	11,270
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	930	999
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	3,035	3,261
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	855	758
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2029	1,170	1,239
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	2,075	2,280
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	235	258
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	3,000	2,577
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2030	1,500	1,608
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	1,000	1,036
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	1,250	1,402
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	3,935	4,412
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	2,920	2,427
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	2,265	2,288
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	310	321
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	1,055	1,092
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	1,470	1,521
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2034	310	310
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2034	1,895	1,958
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2035	1,060	1,056
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	500	516
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	145	166
107

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	1,000	1,055
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	430	487
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	9,875	10,146
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	3,435	3,612
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	11,475	11,771
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2040	5,020	5,036
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	5,790	5,815
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2042	5	5
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	4,355	4,433
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	5,040	5,175
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	6,490	6,653
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2045	3,150	2,492
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	280	281
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	1,770	1,809
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2047	25,055	23,828
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2047	5,000	5,059
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2048	9,035	6,883
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2048	4,475	4,679
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2049	2,500	2,554
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2049	4,320	4,452
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2050	815	811
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2050	7,420	7,969
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2051	13,910	14,286
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2052	10,015	9,277
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2053	5,365	5,685
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	1,875	1,726
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2054	7,765	7,976
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2055	4,950	5,296
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2056	13,615	12,457
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2056	5,325	5,430
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	6,750	7,224
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2025	2,895	2,897
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2026	2,635	2,654
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2026	5,500	5,569
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2027	15	15
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2027	21,050	21,838
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	1,550	1,615
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	2,200	2,308
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	865	901
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2028	2,355	2,501
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	2,000	2,149
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	2,765	2,952
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2029	235	256
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2029	2,480	2,727
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	2,810	3,130
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	15,075	17,033
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	8,015	8,991
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2031	60	65
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2031	2,535	2,890
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2032	1,145	1,155
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2032	50	57
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/2033	4,010	3,172
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	6,970	8,090
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	10,000	11,693
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	1,405	1,615
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2035	3,750	4,003
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2035	10,020	11,661
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	13,680	15,796
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2037	11,060	12,673
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2037	1,290	1,494
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	11,980	13,443
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	8,345	9,480
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2038	3,155	3,624
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2039	1,590	1,807
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2040	4,635	5,014
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2040	3,350	3,773
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2041	385	419
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2042	390	415
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2042	8,460	9,326
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2043	115	113
108

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	60	63
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	1,280	1,374
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2043	1,640	1,787
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	3,080	3,236
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	45	47
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2044	1,990	2,145
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2045	2,150	2,303
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	8,405	8,072
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	795	760
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2046	5,520	5,856
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2047	14,620	15,183
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2047	7,660	7,955
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2047	4,175	4,459
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2048	3,535	3,768
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2049	8,020	8,395
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2050	12,000	12,484
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/2051	11,375	7,311
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	2,425	2,244
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2051	30,000	30,805
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2051	2,850	2,926
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2052	125	118
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2052	10,130	11,363
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	5,185	5,443
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2054	5,000	5,207
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	23,835	25,285
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2056	18,000	18,165
[3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.500%	12/1/2056	5,500	5,432
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2057	11,470	11,757
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2057	15,000	15,637
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	24,525	26,485
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	11/15/2025	2,500	2,502
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	2,315	2,296
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/2026	1,115	1,127
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2048	5,000	4,705
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2049	5,900	6,194
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2052	10,060	9,312
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2054	12,150	12,648
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2057	1,950	1,792
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/2058	10	10
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2058	5,000	5,282
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	14,230	15,081
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	8,425	8,879
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	12,500	13,120
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.500%	5/15/2063	7,930	7,856
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.500%	5/15/2063	10,000	10,691
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	7,080	6,497
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	15,235	16,090
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	12,500	13,132
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	5,000	5,223
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2027	885	887
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2028	630	639
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2028	3,075	3,121
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2028	210	213
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2029	3,070	3,301
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2030	640	649
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.000%	12/15/2032	3,265	3,266
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2032	17,905	17,939
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2033	8,100	8,114
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2033	2,500	2,529
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2034	22,130	22,165
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2034	1,745	1,764
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2035	2,060	2,063
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2035	145	146
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2036	11,345	11,359
	Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/2037	300	300
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2037	6,695	6,702
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	705	730
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	2,125	2,380
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2039	5,360	5,544
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2040	2,195	2,268
109

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2050	1,000	1,055
					10,605,950
North Carolina (0.7%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/2050	1,000	740
	Cary NC GO	1.625%	9/1/2034	3,000	2,513
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2044	2,000	1,942
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2047	4,725	4,514
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2049	2,670	2,737
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2051	620	579
	Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2053	5,000	5,309
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2027	1,060	1,102
	Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2032	870	998
	Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2033	875	1,017
	Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2034	925	1,068
	Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2035	675	773
	Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2036	800	909
	Durham NC Water & Sewer Utility System Water Revenue	2.250%	8/1/2051	235	148
	Forsyth County NC GO	2.000%	3/1/2041	3,885	2,856
	Greensboro NC Combined Water & Sewer System Water Revenue	2.500%	6/1/2050	12,235	8,320
	Guilford County NC GO	5.000%	3/1/2032	12,905	14,829
	Guilford County NC GO	5.000%	3/1/2033	3,380	3,943
	Guilford County NC GO	3.000%	3/1/2042	10,000	8,743
	Johnston County NC Water & Sewer System Water Revenue	2.250%	4/1/2051	4,885	3,034
	North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/2040	1,750	1,751
	North Carolina Appropriations Revenue	5.000%	5/1/2026	1,490	1,506
	North Carolina Appropriations Revenue	5.000%	5/1/2026	405	406
	North Carolina Appropriations Revenue	5.000%	5/1/2027	5,220	5,400
	North Carolina Appropriations Revenue	5.000%	5/1/2027	195	195
[2]	North Carolina Appropriations Revenue	5.000%	5/1/2027	5,260	5,438
	North Carolina Appropriations Revenue	3.000%	5/1/2028	4,525	4,520
	North Carolina Appropriations Revenue	5.000%	5/1/2028	5,335	5,525
[2]	North Carolina Appropriations Revenue	5.000%	5/1/2028	11,415	12,072
	North Carolina Appropriations Revenue	5.000%	5/1/2029	1,660	1,718
	North Carolina Appropriations Revenue	5.000%	5/1/2030	2,125	2,200
	North Carolina Appropriations Revenue	3.000%	5/1/2031	8,020	7,992
	North Carolina Appropriations Revenue	4.000%	5/1/2033	240	249
	North Carolina Appropriations Revenue	4.000%	3/1/2034	2,000	2,104
	North Carolina Appropriations Revenue	4.000%	5/1/2034	1,180	1,223
	North Carolina Appropriations Revenue	2.000%	3/1/2036	1,000	848
	North Carolina Appropriations Revenue	5.000%	5/1/2036	215	240
	North Carolina Appropriations Revenue	4.000%	5/1/2040	7,000	7,200
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2027	25	26
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2028	10,885	11,508
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2029	905	978
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2030	560	618
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2031	4,050	4,464
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2032	1,395	1,536
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2033	1,570	1,557
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2033	720	790
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2034	1,215	1,202
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2034	285	312
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	10/1/2044	2,000	1,964
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/2044	1,950	1,960
	North Carolina GO	5.000%	6/1/2026	3,350	3,396
	North Carolina GO	5.000%	6/1/2026	1,280	1,297
	North Carolina GO	5.000%	6/1/2028	1,055	1,069
	North Carolina GO	5.000%	6/1/2029	6,245	6,794
	North Carolina GO	5.000%	6/1/2030	140	152
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2026	3,080	3,103
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2026	10,000	10,074
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2027	1,670	1,722
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2027	1,000	1,031
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2028	5,330	5,622
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	3,570	3,846
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	4,750	5,117
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2030	7,080	7,613
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2031	7,490	8,053
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2032	7,735	8,309
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2033	4,515	4,842
110

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2034	1,905	2,038
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2040	4,815	5,388
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2026	695	697
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2027	355	356
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2028	5,610	5,628
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2029	255	256
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2030	375	376
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2031	190	191
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue, Prere.	5.000%	1/1/2026	40	40
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2040	7,450	4,138
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2041	10,500	5,483
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2042	11,225	5,499
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2043	7,100	3,260
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2044	11,610	5,027
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2045	2,000	822
[3]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2034	1,450	1,105
[3]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2037	2,000	1,328
[3]	North Carolina Turnpike Authority Highway Revenue	3.000%	1/1/2042	655	532
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2044	1,500	1,533
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/2047	200	201
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2049	6,200	6,290
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2049	9,745	9,937
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/2051	4,850	4,860
[3]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2053	2,975	798
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2054	1,500	1,539
[3]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/2055	100	92
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2058	13,075	13,405
	Orange County NC GO	2.950%	2/1/2033	600	600
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/2032	4,715	5,455
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	3/1/2046	170	168
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2034	1,275	1,259
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2051	8,050	5,862
					319,779
North Dakota (0.0%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	7,170	7,171
[3]	University of North Dakota COP	3.000%	6/1/2061	10,135	7,136
					14,307
Ohio (1.4%)
	Akron OH Income Tax Revenue	4.000%	12/1/2030	400	420
	Akron OH Income Tax Revenue	4.000%	12/1/2031	370	387
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/2042	1,665	1,643
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/2046	5	5
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/2033	305	336
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/2035	3,900	4,276
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2036	2,625	2,683
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2038	380	384
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2041	2,675	2,676
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2046	3,070	3,068
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2026	1,900	1,911
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2027	1,965	2,020
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2028	1,900	1,997
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2029	2,015	2,162
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2033	440	477
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2036	2,270	2,312
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2037	2,735	3,081
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	2,030	2,266
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2039	6,415	6,444
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2039	1,005	1,113
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/2046	4,045	3,931
[1]	Bedford City School District GO	5.500%	12/1/2050	6,000	6,397
[1]	Bedford City School District GO	5.500%	12/1/2055	8,000	8,512
[1]	Bedford City School District GO	5.500%	12/1/2058	5,000	5,311
[1]	Berea City School District GO	4.000%	12/1/2053	295	273
[1]	Celina City School District GO	2.625%	12/1/2046	100	68
[5]	Cincinnati City School District GO	5.250%	12/1/2029	80	88
[5]	Cincinnati City School District GO	5.250%	12/1/2030	90	101
[5]	Cincinnati City School District GO	5.250%	12/1/2031	680	783
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2028	7,500	7,853
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2030	7,400	8,045
111

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2031	7,395	8,183
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2047	12,135	12,768
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2052	8,315	8,668
	Columbus OH GO	5.000%	7/1/2026	6,385	6,483
	Columbus OH GO	5.000%	4/1/2029	5,340	5,587
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2050	4,750	5,050
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	3,250	3,440
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/2036	470	480
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/2044	550	443
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/2048	3,125	2,383
	Fairborn City School District GO	3.000%	12/1/2055	2,500	1,799
	Franklin City School District GO	3.000%	11/1/2050	3,400	2,541
	Franklin City School District GO	3.000%	11/1/2057	6,180	4,413
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2043	10,000	10,256
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2048	3,900	3,975
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2044	2,250	1,773
[6]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/2028	145	132
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/2030	5,355	5,488
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2031	535	541
[2]	JobsOhio Beverage System Economic Development Revenue	5.000%	1/1/2035	6,000	7,060
[2]	JobsOhio Beverage System Economic Development Revenue	5.000%	1/1/2036	4,860	5,734
[2]	JobsOhio Beverage System Economic Development Revenue	5.000%	1/1/2038	4,000	4,628
[2]	JobsOhio Beverage System Economic Development Revenue	5.000%	1/1/2050	6,445	6,845
[2]	JobsOhio Beverage System Economic Development Revenue	5.000%	1/1/2053	4,950	5,228
	Kings Local School District GO	5.500%	12/1/2062	11,885	12,639
	Miami University OH College & University Revenue	4.000%	9/1/2039	1,235	1,256
	Miami University OH College & University Revenue	5.000%	9/1/2041	4,930	4,966
	Miami University OH College & University Revenue	4.000%	9/1/2045	4,025	3,889
	North Canton City School District GO	3.000%	11/1/2056	2,500	1,785
	North Ridgeville City School District GO	4.500%	12/1/2061	4,130	4,079
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/2037	60	61
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/2043	10,165	9,848
	Ohio GO	5.000%	8/1/2026	1,480	1,505
	Ohio GO	5.000%	5/1/2027	445	460
	Ohio GO	5.000%	8/1/2027	9,760	10,170
	Ohio GO	5.000%	9/15/2027	465	485
	Ohio GO	5.000%	11/1/2028	6,500	6,968
	Ohio GO	5.000%	6/15/2029	6,000	6,521
	Ohio GO	5.000%	9/15/2029	250	273
	Ohio GO	5.000%	11/1/2030	5,870	6,566
	Ohio GO	5.000%	3/15/2032	4,000	4,576
	Ohio GO	5.000%	5/1/2045	5,000	5,391
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2025	3,335	3,343
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2026	3,360	3,448
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2028	4,100	4,155
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2029	15,265	15,466
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/2040	2,385	2,406
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/2044	5,325	4,886
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/2048	7,395	7,672
	Ohio Higher Educational Facility Commission College & University Revenue	5.250%	10/1/2053	3,060	3,208
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2052	2,040	1,618
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/2049	3,800	3,897
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/2054	4,250	4,334
	Ohio Special Obligation Revenue	5.000%	12/1/2031	1,000	1,020
	Ohio State University College & University Revenue	5.000%	12/1/2034	420	485
	Ohio State University College & University Revenue	5.000%	12/1/2035	485	555
	Ohio State University College & University Revenue	2.500%	12/1/2051	1,000	668
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2029	1,500	1,613
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2029	460	484
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2030	4,015	4,215
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2031	565	591
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2032	11,655	11,973
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2032	1,115	1,166
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/2034	10,550	12,053
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2036	635	450
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2037	1,375	930
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2038	1,645	1,060
112

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2040	345	198
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2042	615	313
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	680	326
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2046	425	405
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2046	11,540	12,003
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2051	16,000	16,545
	Ohio University College & University Revenue	5.000%	12/1/2044	3,710	3,713
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/2028	885	906
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/2028	2,280	2,408
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/2044	4,675	4,864
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2036	8,300	8,932
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2038	8,660	9,233
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2044	625	650
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2025	1,680	1,683
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2026	1,850	1,874
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2026	8,770	8,991
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2027	1,230	1,276
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2027	1,405	1,475
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2028	195	202
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2029	8,000	8,782
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2030	17,055	19,106
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2031	13,830	15,782
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2033	9,545	11,142
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2033	2,990	3,505
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2034	16,080	19,019
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2035	520	568
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2036	5,060	5,880
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2037	2,180	2,354
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2038	9,360	10,050
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2039	2,000	2,138
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2039	2,795	3,106
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2044	1,045	1,134
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2029	1,150	1,242
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2032	1,220	1,375
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2033	1,400	1,575
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2033	7,835	9,146
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	7,500	8,226
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	8,010	8,720
	Perry Local School District Stark County GO	3.000%	11/1/2055	4,050	2,916
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2053	1,750	1,789
	Shaker Heights City School District GO	5.250%	12/15/2059	2,000	2,121
	Summit County Green Local School District GO	5.500%	11/1/2059	7,500	7,880
[1]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2049	3,000	2,246
	University of Cincinnati College & University Revenue	5.000%	6/1/2044	4,645	4,745
	Upper Arlington City School District GO, Prere.	5.000%	12/1/2027	600	631
[1]	Warrensville Heights City School District GO	5.000%	12/1/2044	515	515
	Wickliffe City School District GO	3.125%	12/1/2043	775	634
	Wickliffe City School District GO	3.250%	12/1/2056	1,300	949
	Willoughby-Eastlake City School District GO	4.000%	12/1/2050	1,000	890
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/2025	295	295
	Worthington City School District GO	5.000%	12/1/2048	7,595	7,905
					610,418
Oklahoma (0.6%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/2028	990	1,006
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/2027	5,500	5,592
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/2031	10	10
[1]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.125%	9/1/2048	585	564
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2027	1,850	1,891
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2028	1,920	1,961
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2029	1,040	1,062
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2030	7,095	7,239
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2031	1,000	1,020
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2032	2,700	2,753
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	2,180	2,367
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	6,995	7,669
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2042	1,805	1,949
113

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2042	4,015	4,367
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/2034	745	749
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2050	5,000	5,393
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2055	5,000	5,369
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (Oklahoma Department of Transportation Project)	4.000%	7/1/2045	2,945	2,842
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/2038	1,395	1,406
	Oklahoma Capitol Improvement Authority Lease Revenue, Prere.	4.000%	7/1/2028	20	21
	Oklahoma City Water Utilities Trust Water Revenue	5.250%	7/1/2064	10,000	10,637
	Oklahoma County Finance Authority Lease (Appropriation) Revenue (Choctaw-Nicoma Park Public Schools Project)	5.000%	9/1/2036	3,330	3,673
	Oklahoma County Independent School District No. 89 Oklahoma City GO	1.250%	7/1/2026	4,585	4,531
	Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/2026	1,500	1,499
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2028	10	10
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2029	5,800	6,253
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2031	5,775	6,461
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2032	5,155	5,856
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2033	6,000	6,888
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2036	255	255
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.250%	1/1/2056	6,000	6,389
	Oklahoma State University College & University Revenue	4.000%	9/1/2036	375	386
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2027	390	401
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2028	1,025	1,074
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2030	2,620	2,862
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2037	4,255	4,895
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2040	3,750	4,177
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2042	17,495	17,502
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2042	3,085	3,396
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2043	30	30
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2043	3,695	4,031
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2047	2,905	2,776
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2047	8,695	8,783
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2048	8,730	8,185
	Oklahoma Turnpike Authority Highway Revenue	4.500%	1/1/2053	2,310	2,315
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2053	22,345	23,831
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2054	17,850	19,430
[3]	Oklahoma Turnpike Authority Highway Revenue	4.250%	1/1/2055	12,215	11,918
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	4.250%	10/1/2050	6,500	6,393
	Oklahoma Water Resources Board Water Revenue	4.125%	10/1/2053	1,000	950
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/2055	1,500	1,571
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.000%	4/1/2048	10,020	9,514
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.125%	4/1/2053	6,580	6,250
	University of Oklahoma College & University Revenue	4.000%	7/1/2045	140	134
[3]	University of Oklahoma College & University Revenue	5.000%	7/1/2046	1,815	1,877
[1]	University of Oklahoma College & University Revenue	5.000%	7/1/2049	3,090	3,242
[1]	University of Oklahoma College & University Revenue	4.125%	7/1/2054	1,225	1,143
[1]	University of Oklahoma College & University Revenue	5.000%	7/1/2054	2,000	2,083
					256,831
Oregon (0.6%)
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/2036	3,750	2,431
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2033	3,825	3,951
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2034	8,015	8,269
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2035	420	277
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2036	935	585
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2039	450	243
	Clackamas County School District No. 12 North Clackamas GO, Prere.	0.000%	6/15/2027	50	28
	Clackamas County Service District No. 1 Sewer Revenue	2.125%	12/1/2030	1,780	1,702
[4]	Crook County OR GO, 5.000% coupon rate effective 6/1/2027	0.000%	12/1/2046	11,410	10,981
	Deschutes Public Library District GO	3.000%	6/1/2040	1,745	1,529
	Deschutes Public Library District GO	3.000%	12/1/2041	330	283
	Hillsboro School District No. 1J GO	5.000%	6/15/2038	530	543
	Lane County School District No. 52 Bethel GO	0.000%	6/15/2051	6,595	1,870
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	0.000%	6/15/2036	2,975	1,873
	Multnomah County OR GO	5.000%	6/15/2027	50	52
	Multnomah County OR GO	5.000%	6/15/2028	190	202
	Multnomah County OR GO	5.000%	6/15/2029	4,625	5,022
	Multnomah County OR School District No. 1J Portland GO	5.000%	6/15/2026	1,295	1,313
	Multnomah County OR School District No. 1J Portland GO	5.000%	6/15/2027	725	753
	Multnomah County OR School District No. 1J Portland GO	5.000%	6/15/2028	510	542
	Multnomah County OR School District No. 1J Portland GO	3.500%	6/15/2044	260	228
114

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Multnomah County School District No. 40 GO	0.000%	6/15/2051	15,000	4,082
	Multnomah County School District No. 40 GO	5.500%	6/15/2053	3,330	3,613
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2034	3,220	3,716
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2035	1,195	1,370
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2036	2,155	2,452
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2037	1,690	1,910
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2038	1,135	1,274
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2039	1,130	1,260
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2040	1,380	1,521
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2042	3,225	3,502
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2043	3,015	3,246
	Oregon (Article Xi-Q-State Project) GO	5.000%	5/1/2034	6,275	7,382
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2035	2,380	2,562
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2036	4,340	4,656
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2037	19,740	21,075
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2038	385	409
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2040	7,385	7,886
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/2042	9,745	9,667
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2042	475	497
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.250%	11/15/2047	1,425	1,527
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2032	5,000	5,789
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2034	9,900	11,691
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2039	3,615	4,017
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2040	5,375	5,936
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2042	3,695	4,009
	Oregon GO	5.000%	8/1/2029	2,340	2,436
	Oregon GO	5.000%	8/1/2041	7,040	7,089
	Oregon GO	5.000%	5/15/2050	8,225	8,492
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/2051	2,700	2,213
	Oregon State Lottery Revenue	5.000%	4/1/2029	5,950	6,430
	Oregon State Lottery Revenue	5.000%	4/1/2036	2,475	2,535
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/2044	1,310	1,054
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	9,105	9,500
	Portland Community College District GO	5.000%	6/15/2038	15	17
	Portland OR Sewer System Sewer Revenue	2.000%	6/15/2029	1,600	1,538
	Portland OR Water System Water Revenue	5.000%	5/1/2032	1,135	1,239
	Portland OR Water System Water Revenue	2.000%	5/1/2044	790	527
	Portland OR Water System Water Revenue	5.000%	5/1/2044	12,500	12,938
	Portland OR Water System Water Revenue	2.125%	5/1/2045	1,000	668
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2034	5,135	5,422
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2036	95	100
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2037	35	37
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2039	70	73
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2040	5,440	2,824
	Seaside School District No. 10 GO	0.000%	6/15/2037	500	304
	University of Oregon College & University Revenue	3.500%	4/1/2052	5,000	4,104
[1]	University of Oregon College & University Revenue	3.500%	4/1/2052	10,515	8,787
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2044	5,000	5,425
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2045	5,000	5,403
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2035	120	124
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2036	1,000	1,028
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2037	3,000	1,931
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2038	4,650	2,786
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2039	6,000	3,399
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2040	7,695	4,101
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2041	5,000	2,506
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2041	2,000	1,003
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2045	1,500	584
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2048	39,245	13,306
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2053	5,000	5,290
	Washington Clackamas & Yamhill Counties School District No. 88J GO	0.000%	6/15/2033	1,435	1,083
	Washington County OR GO, Prere.	3.000%	7/1/2029	1,055	1,047
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/2043	1,000	418
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/2051	15,175	3,982
					289,469
Pennsylvania (3.3%)
	Allegheny County PA GO	5.000%	11/1/2027	1,360	1,389
	Allegheny County PA GO	5.000%	11/1/2028	3,445	3,515
	Allegheny County PA GO	5.000%	11/1/2029	3,015	3,075
115

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County PA GO	5.000%	11/1/2041	2,085	2,098
	Allegheny County PA GO	5.000%	12/1/2049	5,000	5,209
	Allegheny County PA GO	5.000%	12/1/2054	6,810	7,035
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/2043	1,020	1,046
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2047	6,000	6,553
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2048	1,020	976
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2049	1,000	938
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2052	4,500	4,885
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/2055	1,000	1,061
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/2058	3,150	3,349
[3]	Bucks County Water & Sewer Authority Sewer Revenue	4.000%	12/1/2042	1,000	1,000
[3]	Bucks County Water & Sewer Authority Sewer Revenue	5.250%	12/1/2047	1,420	1,512
	Capital Region Water Sewer Revenue	5.000%	7/15/2028	375	388
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2035	300	302
	Commonwealth of Pennsylvania COP	5.000%	7/1/2028	400	419
	Commonwealth of Pennsylvania COP	5.000%	7/1/2043	3,995	4,090
	Commonwealth of Pennsylvania GO	5.000%	7/15/2026	10,000	10,158
	Commonwealth of Pennsylvania GO	5.000%	8/15/2026	1,525	1,552
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	11,185	11,407
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	2,655	2,708
	Commonwealth of Pennsylvania GO	5.000%	1/1/2027	3,780	3,882
	Commonwealth of Pennsylvania GO	5.000%	1/15/2027	7,910	8,130
	Commonwealth of Pennsylvania GO	5.000%	3/1/2027	15,940	16,432
	Commonwealth of Pennsylvania GO	5.000%	5/15/2027	1,750	1,813
	Commonwealth of Pennsylvania GO	5.000%	7/15/2027	8,850	9,204
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	8,380	8,732
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	1,060	1,081
	Commonwealth of Pennsylvania GO	5.000%	10/1/2027	5,000	5,225
	Commonwealth of Pennsylvania GO	5.000%	1/1/2028	1,165	1,196
	Commonwealth of Pennsylvania GO	5.000%	1/15/2028	5,185	5,326
	Commonwealth of Pennsylvania GO	5.000%	3/1/2028	325	343
	Commonwealth of Pennsylvania GO	5.000%	7/15/2028	8,740	9,297
	Commonwealth of Pennsylvania GO	5.000%	8/15/2028	20,575	21,927
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	10,315	11,004
	Commonwealth of Pennsylvania GO	5.000%	9/15/2028	1,240	1,263
	Commonwealth of Pennsylvania GO	5.000%	10/1/2028	2,580	2,757
	Commonwealth of Pennsylvania GO	4.000%	1/1/2029	1,420	1,441
	Commonwealth of Pennsylvania GO	3.200%	3/1/2029	10,000	10,095
	Commonwealth of Pennsylvania GO	5.000%	7/15/2029	8,800	9,552
	Commonwealth of Pennsylvania GO	5.000%	8/15/2029	16,000	17,399
	Commonwealth of Pennsylvania GO	5.000%	9/1/2029	1,250	1,361
	Commonwealth of Pennsylvania GO	5.000%	9/15/2029	10,680	10,872
	Commonwealth of Pennsylvania GO	3.350%	3/1/2030	10,000	10,081
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	500	555
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	14,000	15,533
	Commonwealth of Pennsylvania GO	5.000%	9/1/2030	17,530	19,466
	Commonwealth of Pennsylvania GO	5.000%	10/1/2030	10,000	11,123
	Commonwealth of Pennsylvania GO	3.000%	1/1/2031	155	154
	Commonwealth of Pennsylvania GO	3.500%	3/1/2031	11,000	11,118
	Commonwealth of Pennsylvania GO	5.000%	5/15/2031	95	107
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	7,960	8,995
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	16,000	18,081
	Commonwealth of Pennsylvania GO	4.000%	9/15/2031	5,240	5,304
	Commonwealth of Pennsylvania GO	5.000%	10/1/2031	135	153
	Commonwealth of Pennsylvania GO	4.000%	2/15/2032	2,600	2,783
	Commonwealth of Pennsylvania GO	5.000%	3/1/2032	9,000	9,461
	Commonwealth of Pennsylvania GO	4.000%	5/15/2032	1,785	1,900
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	6,000	6,884
	Commonwealth of Pennsylvania GO	4.000%	9/15/2032	1,085	1,096
	Commonwealth of Pennsylvania GO	5.000%	10/1/2032	15	17
	Commonwealth of Pennsylvania GO	4.000%	5/1/2033	1,400	1,469
	Commonwealth of Pennsylvania GO	4.000%	5/15/2033	3,210	3,401
	Commonwealth of Pennsylvania GO	5.000%	8/15/2033	5,000	5,801
[3]	Commonwealth of Pennsylvania GO	3.000%	9/15/2033	2,400	2,387
	Commonwealth of Pennsylvania GO	5.000%	10/1/2033	4,945	5,663
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/2034	8,000	8,179
	Commonwealth of Pennsylvania GO	5.000%	8/15/2034	1,325	1,552
	Commonwealth of Pennsylvania GO	4.000%	9/15/2034	865	872
[3]	Commonwealth of Pennsylvania GO	3.000%	2/1/2035	275	269
	Commonwealth of Pennsylvania GO	4.000%	3/1/2035	19,500	19,887
116

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	3.000%	5/1/2035	2,520	2,391
	Commonwealth of Pennsylvania GO	3.000%	5/15/2035	1,130	1,070
	Commonwealth of Pennsylvania GO	5.000%	8/15/2035	9,970	11,581
	Commonwealth of Pennsylvania GO	3.000%	9/15/2035	3,870	3,692
[3]	Commonwealth of Pennsylvania GO	3.125%	2/1/2036	395	384
	Commonwealth of Pennsylvania GO	4.000%	3/1/2036	6,470	6,573
	Commonwealth of Pennsylvania GO	3.000%	5/15/2036	7,465	6,961
	Commonwealth of Pennsylvania GO	5.000%	9/1/2036	285	324
	Commonwealth of Pennsylvania GO	3.000%	9/15/2036	2,350	2,152
	Commonwealth of Pennsylvania GO	5.000%	10/1/2036	4,670	5,211
	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	155	157
	Commonwealth of Pennsylvania GO	3.000%	5/1/2037	3,240	2,922
	Commonwealth of Pennsylvania GO	4.000%	10/1/2037	5,000	5,229
	Commonwealth of Pennsylvania GO	4.000%	3/1/2038	5,200	5,250
	Commonwealth of Pennsylvania GO	3.000%	5/1/2038	3,500	3,148
	Commonwealth of Pennsylvania GO	5.000%	10/1/2038	35	38
[3]	Commonwealth of Pennsylvania GO	3.750%	3/1/2039	2,135	2,139
	Commonwealth of Pennsylvania GO	2.000%	5/1/2039	200	155
	Commonwealth of Pennsylvania GO	2.125%	5/1/2040	2,000	1,525
	Commonwealth of Pennsylvania GO	2.000%	5/15/2040	3,010	2,237
	Commonwealth of Pennsylvania GO	4.000%	9/1/2040	1,215	1,244
	Commonwealth of Pennsylvania GO	5.000%	10/1/2040	12,375	13,415
	Commonwealth of Pennsylvania GO	2.000%	5/15/2041	5,000	3,592
	Commonwealth of Pennsylvania GO	4.000%	8/15/2042	15,000	15,038
	Commonwealth of Pennsylvania GO	5.000%	10/1/2042	3,015	3,227
	Commonwealth of Pennsylvania GO	4.000%	8/15/2043	14,900	14,806
	Commonwealth of Pennsylvania GO	4.000%	8/15/2044	5,420	5,328
	Council Rock School District GO	2.100%	8/15/2043	1,000	647
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/2046	5,000	4,966
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2042	1,785	1,821
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2047	7,115	7,200
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2026	4,145	4,159
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2039	450	472
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2035	2,815	3,299
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2036	3,505	4,076
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2038	3,750	4,278
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2039	3,750	4,247
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2040	3,885	4,360
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/2032	5,675	6,611
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2033	4,190	4,433
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2034	4,800	5,084
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2035	4,275	4,537
[6]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/2028	10,210	10,880
	Easttown Municipal Authority Sewer Revenue	2.500%	9/1/2034	1,010	936
	Haverford Township PA GO	4.000%	6/1/2030	445	452
[3]	Luzerne County PA GO	5.000%	11/15/2029	9,295	9,301
	Montgomery County Higher Education & Health Authority College & University Revenue (Ursinus College Project)	5.250%	11/1/2042	400	389
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2043	3,000	3,062
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2048	1,700	1,724
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2049	1,000	894
[3]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.125%	5/1/2053	3,000	2,226
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2031	175	188
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2032	60	64
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2033	225	240
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/2034	1,030	1,068
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2034	12,435	14,579
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/2047	3,020	3,051
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/2035	4,445	5,222
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	10/1/2038	60	60
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2041	1,525	1,527
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/2043	7,670	7,550
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	550	423
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/2046	250	252
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/2048	18,000	18,303
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.250%	2/15/2055	6,000	5,760
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/2055	3,000	3,161
117

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	3.000%	6/15/2045	80	68
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	200	185
	Pennsylvania State University College & University Revenue	5.000%	9/1/2042	1,975	2,013
	Pennsylvania State University College & University Revenue	5.000%	9/1/2045	5,475	5,638
	Pennsylvania State University College & University Revenue	5.000%	9/1/2047	4,475	4,529
	Pennsylvania State University College & University Revenue	5.250%	9/1/2048	4,545	4,857
	Pennsylvania State University College & University Revenue	5.000%	9/1/2049	3,045	3,222
	Pennsylvania State University College & University Revenue	5.250%	9/1/2050	6,250	6,756
	Pennsylvania State University College & University Revenue	5.250%	9/1/2054	2,500	2,674
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	9,000	9,862
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2025	1,035	1,037
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2025	1,280	1,282
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	85	85
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	320	324
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2026	125	128
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2026	940	963
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2027	2,210	2,238
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	10,440	10,576
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	1,005	1,040
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	330	342
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2029	415	420
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/2030	4,595	4,882
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	1,740	1,823
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	2,110	2,161
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	75	86
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	40	45
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2033	1,435	1,443
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	130	136
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	2,220	2,550
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2034	5,000	5,025
[3]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2034	15	16
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2034	5,325	6,132
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2034	380	383
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2034	1,200	1,369
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2035	1,530	1,775
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	1,330	1,505
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,260	6,079
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2036	5,395	6,216
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	290	301
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	5,715	6,553
[3]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2037	2,345	2,365
[3]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	655	658
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	695	719
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2038	1,025	1,031
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	5,450	5,785
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	6,130	6,930
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	4,150	4,727
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2039	8,675	8,712
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	6,505	7,329
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	3,980	3,986
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	165	165
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	4,205	4,704
	Pennsylvania Turnpike Commission Highway Revenue	3.375%	12/1/2041	785	722
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	1,605	1,603
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	7,095	7,102
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	2,010	2,026
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2042	12,445	12,658
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	3,040	2,549
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	2,980	3,049
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	4,000	4,358
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	5,435	5,263
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	12,695	13,091
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2044	4,620	4,409
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	8,500	8,799
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	1,880	2,038
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	3,830	3,832
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	2,435	2,280
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	2,165	2,027
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	2,275	2,375
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/2047	7,675	7,797
118

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	10,705	10,885
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	2,065	2,152
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	3,000	3,211
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2048	1,540	1,576
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	5,570	5,126
[3]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	10,000	9,314
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2049	6,640	6,843
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2049	6,915	7,353
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	7,500	6,845
	Pennsylvania Turnpike Commission Highway Revenue	4.125%	12/1/2050	10,870	10,261
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2050	1,785	1,845
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2050	12,500	13,581
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	4,275	3,117
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	115	106
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	2,035	1,848
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	285	259
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2052	1,375	1,457
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2053	7,110	7,461
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2053	8,090	8,627
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2054	5,310	5,711
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2055	16,000	17,207
	Pennsylvania Turnpike Commission Highway Revenue PUT	5.000%	12/1/2032	16,915	19,185
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2043	4,020	4,137
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2044	11,450	11,861
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2048	8,185	8,379
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2048	18,315	18,727
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	3.000%	12/1/2051	9,465	7,215
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	2,180	1,980
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2053	1,150	1,038
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2053	5,000	5,385
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2042	6,415	6,518
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2047	12,045	12,165
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2049	2,000	2,122
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2050	6,680	6,869
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2054	2,000	2,109
	Philadelphia IDA College & University Revenue	4.000%	11/1/2045	5,010	4,551
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2052	2,165	2,240
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	6,845	7,161
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2042	330	312
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2042	850	857
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2040	4,000	3,983
	Philadelphia PA GO	5.000%	8/1/2026	5,235	5,319
	Philadelphia PA GO	5.000%	8/1/2026	1,000	1,016
	Philadelphia PA GO	5.000%	8/1/2029	10,000	10,832
	Philadelphia PA GO	5.000%	8/1/2030	2,755	3,043
	Philadelphia PA GO	5.000%	8/1/2031	3,250	3,654
	Philadelphia PA GO	5.000%	8/1/2033	3,835	4,430
	Philadelphia PA GO	5.000%	8/1/2034	3,500	4,079
	Philadelphia PA GO	5.000%	2/1/2039	3,125	3,293
	Philadelphia PA GO	5.000%	8/1/2041	1,000	1,109
	Philadelphia PA GO	5.000%	8/1/2042	5,000	5,494
	Philadelphia PA GO	5.250%	8/1/2043	2,250	2,494
	Philadelphia PA GO	5.250%	8/1/2045	2,500	2,733
[3]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2028	740	789
[3]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2029	3,000	3,266
[3]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2030	6,110	6,785
[3]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2034	3,435	4,005
[3]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2039	6,060	6,824
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2042	150	153
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2044	25	26
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2047	18,000	18,257
[3]	Philadelphia PA Water & Wastewater Water Revenue	4.500%	9/1/2048	10,825	10,940
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2048	1,105	1,128
[3]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/2049	10,000	10,750
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2049	1,395	1,432
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2052	5,000	5,339
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2052	3,700	3,745
[3]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/2053	3,250	3,507
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2053	6,310	6,423
[3]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/2054	10,000	10,700
119

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2054	4,785	4,896
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2026	180	183
[5]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	15	13
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2044	6,780	7,014
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.250%	9/1/2053	5,400	5,164
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2055	1,000	1,039
[3]	Robinson Township Municipal Authority Water Revenue	2.050%	5/15/2042	1,000	671
	School District of Philadelphia GO	5.000%	9/1/2026	3,025	3,080
[5]	School District of Philadelphia GO	5.000%	6/1/2027	375	388
	School District of Philadelphia GO	5.000%	9/1/2027	2,250	2,289
	School District of Philadelphia GO	5.000%	9/1/2028	140	142
	School District of Philadelphia GO	5.000%	9/1/2030	5,640	5,711
[3]	School District of Philadelphia GO	4.000%	9/1/2043	4,690	4,562
[3]	School District of Philadelphia GO	3.000%	9/1/2044	265	217
	School District of Philadelphia GO	5.000%	9/1/2044	8,940	9,134
	School District of Philadelphia GO	4.000%	9/1/2046	3,995	3,725
	School District of Philadelphia GO	5.500%	9/1/2048	4,220	4,500
	South Fayette Township PA GO	2.500%	12/1/2048	1,025	669
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2047	9,420	9,913
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2052	7,500	7,819
[3]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/2028	6,635	7,068
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2027	4,000	4,148
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2029	850	866
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2030	8,005	8,162
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2031	720	733
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2033	8,465	8,601
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue (School District Philadelphia Project)	5.000%	6/1/2029	3,080	3,301
	Swarthmore Borough Authority College & University Revenue PUT	5.000%	9/13/2035	6,000	6,972
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/2026	6,940	6,967
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Project)	5.000%	2/15/2034	2,300	2,702
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2038	5,035	5,038
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2042	5,085	5,088
[1]	Wilkes-Barre PA Area School District GO	4.000%	4/15/2054	3,670	3,428
					1,443,734
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2026	1,240	1,255
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2027	1,005	1,017
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2028	2,960	2,996
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2029	2,430	2,459
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2030	2,945	2,979
	Rhode Island GO	4.125%	8/1/2042	10,000	10,032
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/1/2029	790	822
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/1/2047	9,870	9,353
					30,913
South Carolina (0.8%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2049	2,500	2,624
	Charleston County Airport District Port, Airport & Marina Revenue	5.250%	7/1/2054	5,105	5,417
	Charleston County SC GO	2.000%	11/1/2039	1,790	1,397
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2025	910	911
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2026	8,000	8,190
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2028	1,105	1,186
[2]	Clemson University College & University Revenue	5.000%	5/1/2055	5,000	5,213
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2041	3,700	3,702
	Columbia SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	2/1/2029	2,315	2,494
[2]	Florence City SC Combined Waterworks & Sewerage System Water Revenue	4.000%	9/1/2055	7,500	6,983
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2025	2,000	2,003
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2027	7,030	7,376
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2028	2,765	2,967
	Horry County SC School District GO	5.000%	3/1/2026	2,500	2,519
	Horry County SC School District GO	5.000%	3/1/2029	10,100	10,911
	Mount Pleasent SC Water & Sewer Water Revenue	4.000%	6/1/2044	5	5
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2034	1,420	1,451
	South Carolina Association of Governmental Organizations COP	5.000%	3/2/2026	50,000	50,345
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2036	3,110	3,161
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2039	3,335	3,663
120

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	1,320	1,302
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/2041	200	165
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2041	4,500	4,398
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	5,280	5,072
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	6,465	6,210
[3]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2042	1,100	1,189
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2043	10,010	9,453
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	3,450	3,648
	South Carolina Public Service Authority Electric Power & Light Revenue	4.125%	12/1/2044	3,460	3,296
[3]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2045	2,500	2,649
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2046	1,250	1,302
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2047	2,595	2,397
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2047	5,985	5,529
	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/2047	6,000	6,510
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2049	2,500	2,579
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2051	1,255	1,131
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2051	2,310	2,358
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	16,545	14,860
[3]	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/2052	7,200	7,792
[3]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2054	1,325	1,381
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2054	6,000	6,307
	South Carolina Public Service Authority Electric Power & Light Revenue	5.500%	12/1/2054	7,800	8,372
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2055	11,255	10,000
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/2045	170	158
[3]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2027	1,670	1,691
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2028	410	415
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2029	3,430	3,473
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	1,160	1,174
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	310	314
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	675	690
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	11,385	11,517
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	260	266
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2034	1,670	1,688
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2034	370	378
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2035	1,115	1,127
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2035	1,515	1,544
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	855	863
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	100	102
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	1,485	1,498
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	735	747
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2041	1,660	1,676
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2046	30	30
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2050	1,890	1,890
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/2055	4,340	4,341
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/2056	880	780
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2056	6,925	6,950
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2028	1,160	1,240
[3]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2050	1,250	1,311
	South Carolina Public Service Authority Water Revenue	5.250%	12/1/2050	2,500	2,643
[3]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	2,100	2,192
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	10,000	10,302
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2026	240	245
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2027	180	188
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2028	16,920	18,079
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	4.000%	10/1/2032	7,000	7,565
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2032	170	181
[3]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2037	1,190	1,230
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2038	5	5
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2040	10,105	10,363
	Spartanburg County School District No. 7 GO	5.000%	3/1/2048	4,445	4,545
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/2046	35	37
	University of South Carolina College & University Revenue (Campus Village Project)	4.000%	5/1/2051	1,170	1,096
					334,952
South Dakota (0.0%)
	Rapid City SD Sales Tax Revenue, Prere.	4.000%	12/1/2026	2,400	2,433
	South Dakota Conservancy District Water Revenue (State Revolving Fund Program)	5.000%	8/1/2054	2,000	2,106
	South Dakota Conservancy District Water Revenue (State Revolving Fund Program)	5.000%	8/1/2055	6,350	6,702
					11,241
121

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tennessee (0.6%)
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/2045	155	161
	Clarksville TN Water Sewer & Gas Water Revenue	4.000%	2/1/2051	5,475	5,097
[1]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/2049	1,435	1,493
[1]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2054	1,250	1,321
[1]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.125%	7/1/2059	1,000	1,025
[1]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2059	1,750	1,849
[1]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.000%	7/1/2064	4,000	4,075
[1]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/2064	2,000	2,059
	Memphis TN GO	5.000%	4/1/2026	7,675	7,701
	Memphis TN GO	4.000%	6/1/2032	1,390	1,396
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	4.000%	12/1/2050	13,720	12,816
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2050	1,500	1,588
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2054	1,500	1,580
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2055	5,000	5,268
	Memphis TN Memphis Light Gas & Water Division Gas Natural Gas Revenue	4.000%	12/1/2050	3,270	3,055
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2045	5,200	5,394
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2034	6,180	7,266
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/2048	315	328
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2049	1,255	1,335
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/2053	2,430	2,510
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.250%	10/1/2058	10	10
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/2053	1,560	1,636
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/2056	6,460	6,752
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	4,975	5,158
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	25	25
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2049	3,025	3,104
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2052	2,090	2,154
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2054	3,745	3,472
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2054	4,135	4,203
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2042	145	147
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2046	9,255	9,622
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.250%	5/15/2049	3,360	3,600
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2026	2,515	2,524
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2026	305	310
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	1,765	1,791
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2027	1,160	1,206
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	345	358
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	505	515
	Nashville & Davidson County TN Metropolitan Government GO	2.500%	1/1/2029	80	78
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2029	260	265
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2029	145	154
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2030	90	99
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2030	1,870	1,986
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2031	240	256
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2031	13,940	15,613
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2032	1,775	1,877
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2032	410	467
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/2033	2,220	2,209
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2033	15,000	17,361
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2033	3,730	3,779
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2033	3,320	3,401
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/2034	185	183
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2034	15,000	17,564
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2034	1,390	1,406
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2034	15	15
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/2035	50	49
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2035	60	61
122

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2036	2,425	2,461
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2038	8,000	8,297
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2040	1,945	2,159
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2041	1,095	1,206
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2042	80	80
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2043	3,745	3,692
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2044	17,105	16,649
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	4.000%	7/1/2046	3,535	3,382
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.000%	7/1/2050	5,000	5,251
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.250%	7/1/2055	7,300	7,776
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2033	1,000	740
	Tennessee GO	5.000%	5/1/2031	1,050	1,188
	Tennessee GO	5.000%	5/1/2034	1,000	1,160
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/2047	15,000	15,199
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/2025	5,305	5,305
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/2025	165	165
					255,437
Texas (12.2%)
	Alamo Community College District GO	5.000%	2/15/2026	85	86
	Alamo Community College District GO	5.000%	2/15/2027	7,030	7,242
	Alamo Community College District GO	5.000%	2/15/2028	865	911
	Alamo Community College District GO	5.000%	2/15/2030	570	624
[12]	Alamo Heights Independent School District GO	4.000%	2/1/2030	330	335
[12]	Aldine Independent School District GO	5.000%	2/15/2042	415	422
[12]	Aldine Independent School District GO	5.000%	2/15/2043	35	36
[12]	Aldine Independent School District GO	5.000%	2/15/2045	1,650	1,670
[12]	Aldine Independent School District GO	4.000%	2/15/2049	11,755	11,048
[2,12]	Allen Independent School District GO	5.000%	2/15/2027	7,085	7,280
[12]	Allen Independent School District GO	5.000%	2/15/2041	12,000	12,014
[12]	Alvin TX Independent School District GO	5.000%	2/15/2026	1,220	1,227
[12]	Alvin TX Independent School District GO	5.000%	2/15/2029	750	805
[12]	Alvin TX Independent School District GO	5.000%	2/15/2030	1,040	1,139
[12]	Alvin TX Independent School District GO	5.000%	2/15/2031	1,000	1,115
[12]	Alvin TX Independent School District GO	5.000%	2/15/2032	1,000	1,133
[12]	Alvin TX Independent School District GO	5.000%	2/15/2033	1,000	1,151
[12]	Alvin TX Independent School District GO	5.250%	2/15/2050	9,905	10,613
[12]	Anna Independent School District GO	5.250%	2/15/2055	10,375	11,100
[12]	Argyle Independent School District GO	2.125%	8/15/2045	2,095	1,371
[12]	Argyle Independent School District GO	4.000%	8/15/2053	1,650	1,509
[12]	Argyle Independent School District GO	5.250%	8/15/2055	3,655	3,946
[12]	Argyle Independent School District GO PUT	4.000%	8/15/2027	7,145	7,269
[12]	Argyle Independent School District GO PUT	4.000%	8/15/2028	11,050	11,417
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	5,055	4,737
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	2/15/2046	6,000	4,558
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/2049	6,000	5,532
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2049	1,500	1,442
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2052	1,000	906
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2052	20	21
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/2054	6,265	5,637
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2054	3,500	3,239
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	8/15/2055	1,500	1,477
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2057	3,050	3,114
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	8/15/2060	2,000	1,966
[3]	Arlington TX Special Tax Revenue	4.000%	2/15/2044	195	187
[12]	Aubrey Independent School District GO	4.000%	2/15/2047	4,305	4,139
[12]	Aubrey Independent School District GO	4.000%	2/15/2052	10,000	9,365
	Austin Community College District GO	4.000%	8/1/2040	915	915
	Austin Community College District GO	4.000%	8/1/2045	32,765	31,351
	Austin Community College District GO	5.000%	8/1/2048	2,200	2,291
	Austin Community College District GO	5.250%	8/1/2055	2,500	2,657
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/2033	405	411
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/2042	1,005	989
[12]	Austin Independent School District GO	5.000%	8/1/2042	3,020	3,216
[12]	Austin Independent School District GO	5.250%	8/1/2049	3,730	4,012
[12]	Austin Independent School District GO	5.250%	8/1/2050	4,000	4,320
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2041	1,105	1,115
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2044	2,065	2,134
123

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2045	15	16
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2045	25,135	25,141
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2048	15,000	15,750
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2050	13,165	13,579
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2050	5,000	5,261
	Austin TX Electric Utility Electric Power & Light Revenue	5.250%	11/15/2053	3,765	4,004
	Austin TX GO	5.000%	9/1/2026	4,500	4,586
	Austin TX GO	2.950%	9/1/2027	490	490
	Austin TX GO	5.000%	9/1/2027	4,775	4,980
	Austin TX GO	5.000%	9/1/2031	2,500	2,823
	Austin TX GO	5.000%	9/1/2034	2,995	3,502
	Austin TX GO	5.000%	9/1/2034	2,500	2,924
	Austin TX GO	5.000%	9/1/2035	2,000	2,350
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2028	460	492
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2041	20	20
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2042	480	491
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2045	85	88
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2050	6,495	6,705
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2053	1,000	1,054
[12]	Azle Independent School District GO	4.000%	2/15/2049	930	886
[12]	Azle Independent School District GO	4.000%	2/15/2054	8,715	8,074
[12]	Bastrop Independent School District GO	5.000%	2/15/2048	10,625	11,105
[12]	Bastrop Independent School District GO	5.000%	2/15/2053	10,000	10,357
[12]	Belton Independent School District GO	4.000%	2/15/2052	1,925	1,800
	Bexar County Hospital District GO	4.250%	2/15/2052	5,000	4,753
	Bexar County TX GO	3.000%	6/15/2041	1,500	1,293
	Bexar County TX GO	4.000%	6/15/2046	2,705	2,591
	Birdville Independent School District GO	4.000%	2/15/2048	10,440	9,791
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	3,440	3,502
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	3,285	3,344
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	1,680	1,710
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	7,835	7,976
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	745	758
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	2,100	2,186
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	365	389
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	7,750	8,432
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	5,015	5,456
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2030	8,025	8,909
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	17,605	19,900
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	3,905	4,414
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	410	463
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	12,500	14,130
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	3,735	4,284
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	300	326
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	5,395	6,175
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	5,160	5,584
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	3,715	4,228
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	1,505	1,765
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/2036	100	100
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	3,000	3,510
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2037	2,470	2,823
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	4,685	5,131
	Board of Regents of the University of Texas System College & University Revenue	2.375%	8/15/2043	8,500	6,273
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	3,675	3,926
	Board of Regents of the University of Texas System College & University Revenue	3.375%	8/15/2044	330	289
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2044	11,000	11,934
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2045	2,500	2,701
	Board of Regents of the University of Texas System College & University Revenue	2.250%	8/15/2046	1,070	723
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2047	1,250	1,409
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2049	390	439
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/2050	11,610	9,741
	Board of Regents of the University of Texas System College & University Revenue	2.500%	8/15/2051	1,100	731
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2051	4,500	4,788
	Board of Regents of the University of Texas System College & University Revenue	4.125%	8/15/2054	5,000	4,752
[12]	Boerne Independent School District GO, Prere.	4.000%	2/1/2026	1,000	1,003
	Brazoria County TX GO	3.000%	3/1/2039	1,010	918
	Brazoria County TX GO	3.000%	3/1/2040	1,000	881
[12]	Canutillo TX Independent School District GO	5.250%	2/15/2054	1,975	2,106
[12]	Canutillo TX Independent School District GO	5.250%	2/15/2060	12,445	13,305
[12]	Carrollton-Farmers Branch Independent School District GO	2.250%	2/15/2051	5	3
124

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Carrollton-Farmers Branch Independent School District GO	4.000%	2/15/2053	10,105	9,345
[12]	Celina Independent School District GO	2.250%	2/15/2046	1,025	685
[12]	Celina Independent School District GO	5.250%	2/15/2055	5,000	5,357
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2038	2,630	2,674
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/2041	1,085	955
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	5,000	5,126
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/2046	2,000	1,531
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2046	2,155	2,216
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	16,200	14,671
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2051	3,535	3,184
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/2027	11,485	11,516
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	9,450	9,225
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2028	6,740	6,202
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2029	2,125	1,898
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2031	4,655	5,208
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	4,000	4,544
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	23,495	26,630
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2033	3,090	3,534
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2034	200	230
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2035	7,555	8,627
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	5,000	5,657
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	5,030	5,663
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2037	9,920	11,108
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2037	8,845	9,854
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2038	5,080	5,644
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2038	7,625	8,418
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	5,075	5,400
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	6,040	6,633
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/2040	180	152
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2041	2,460	2,658
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2042	150	161
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	4,830	5,182
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.500%	6/1/2049	7,500	8,015
[12]	Clear Creek Independent School District GO	5.000%	2/15/2034	3,000	3,488
[12]	Clear Creek Independent School District GO	5.000%	2/15/2035	1,965	2,297
[12]	Clear Creek Independent School District GO	5.000%	2/15/2037	7,220	8,071
[12]	Clear Creek Independent School District GO	5.000%	2/15/2038	5,000	5,617
[12]	Cleburne Independent School District GO	5.000%	2/15/2041	1,405	1,407
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	3,000	2,902
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	2,770	2,674
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	6,500	6,235
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2045	3,000	2,829
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2047	2,500	2,342
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2047	8,855	8,353
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.250%	2/15/2049	4,800	5,061
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2049	6,700	6,206
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2049	2,000	1,931
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2050	5,340	4,913
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2050	3,000	3,101
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.250%	8/15/2053	1,500	1,456
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2054	6,280	5,733
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2055	4,000	4,125
	Collin County Community College District GO	5.000%	8/15/2033	1,090	1,179
	Collin County Community College District GO	3.000%	8/15/2040	1,000	883
[12]	Comal Independent School District GO	3.000%	2/15/2038	3,000	2,841
[12]	Comal Independent School District GO	4.000%	2/1/2043	2,175	2,164
[12]	Comal Independent School District GO	2.625%	2/1/2047	5,000	3,547
[12]	Comal Independent School District GO	5.000%	2/1/2048	5,000	5,304
[12]	Comal Independent School District GO	5.000%	2/1/2050	10,500	11,082
[12]	Conroe Independent School District GO	5.000%	2/15/2029	330	355
[12]	Conroe Independent School District GO	5.000%	2/15/2045	8,015	8,610
[12]	Conroe Independent School District GO	2.650%	2/15/2047	1,000	721
[12]	Conroe Independent School District GO	4.000%	2/15/2047	2,915	2,775
[12]	Conroe Independent School District GO	4.000%	2/15/2050	6,540	6,127
[12]	Corpus Christi Independent School District GO	4.125%	8/15/2053	4,375	4,146
	Corpus Christi TX Utility System Multiple Utility Revenue	3.000%	7/15/2040	1,370	1,201
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2049	20,075	20,932
[3]	Corpus Christi TX Utility System Water Revenue	5.250%	7/15/2050	6,000	6,405
	Corpus Christi TX Utility System Water Revenue	4.250%	7/15/2054	5,000	4,779
125

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2055	5,000	5,216
[12]	Crowley Independent School District GO	5.000%	2/1/2048	12,175	12,739
[12]	Crowley Independent School District GO	5.000%	2/1/2049	9,060	9,512
[12]	Crowley Independent School District GO	5.250%	2/1/2050	9,000	9,677
[12]	Crowley Independent School District GO	5.250%	2/1/2053	10,000	10,618
[12]	Crowley Independent School District GO	4.250%	2/1/2054	10,030	9,694
[12]	Crowley Independent School District GO	5.250%	2/1/2056	5,000	5,356
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2026	325	327
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	1,855	1,867
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	3,155	3,250
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2028	1,245	1,253
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2030	4,850	5,333
[12]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2035	325	321
[12]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2041	25	22
[12]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2043	8,115	8,041
[12]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2044	1,450	1,420
[12]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2048	5,330	5,065
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2028	390	420
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2029	270	295
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2029	3,585	3,946
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2030	480	539
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2031	2,510	2,730
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2033	2,000	2,165
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2034	9,100	9,815
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/2047	5,000	3,799
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2047	25,005	25,928
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2051	2,500	2,283
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/2025	6,670	6,681
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/2025	10,000	10,017
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/2025	9,620	9,636
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/2025	1,305	1,307
	Dallas College GO	4.000%	2/15/2028	730	741
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2027	100	103
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2025	1,080	1,080
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	1,405	1,436
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	5,910	6,040
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2027	1,420	1,485
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	830	887
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2029	3,660	3,989
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	25	28
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	10	11
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	460	520
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	25	28
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	1,790	2,053
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	2,640	2,908
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	3,550	3,911
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	155	176
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	190	220
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2034	1,875	1,942
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	1,630	1,668
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	625	640
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2036	60	67
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2037	5,000	5,678
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2039	5	5
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2039	3,000	3,351
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2041	4,320	4,340
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2041	2,500	2,742
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2042	15,150	15,045
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	5,635	5,873
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	5,000	5,383
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	13,505	12,931
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	16,230	15,541
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2048	11,500	12,331
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2049	6,620	6,221
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2050	5,000	5,335
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2056	3,000	3,187
[12]	Dallas Independent School District GO	5.000%	2/15/2029	9,000	9,693
[12]	Dallas Independent School District GO	5.000%	2/15/2030	8,795	9,659
[12]	Dallas Independent School District GO	3.000%	2/15/2035	765	748
[12]	Dallas Independent School District GO	3.000%	2/15/2036	1,275	1,216
126

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Dallas Independent School District GO	3.000%	2/15/2039	5,340	4,830
[12]	Dallas Independent School District GO	2.000%	2/15/2043	1,000	688
[12]	Dallas Independent School District GO	5.000%	2/15/2048	400	417
[12]	Dallas Independent School District GO	4.000%	2/15/2053	3,500	3,268
[12]	Dallas Independent School District GO	4.000%	2/15/2054	4,585	4,269
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2026	3,705	3,725
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2027	3,805	3,905
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2028	2,025	2,121
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2029	1,405	1,501
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2030	1,405	1,527
	Dallas TX GO	5.000%	2/15/2026	3,205	3,225
	Dallas TX GO	5.000%	2/15/2026	11,500	11,571
	Dallas TX GO	5.000%	2/15/2027	7,610	7,836
	Dallas TX GO	5.000%	2/15/2027	10,000	10,297
	Dallas TX GO	5.000%	2/15/2028	4,015	4,227
	Dallas TX GO	5.000%	2/15/2028	10,000	10,528
	Dallas TX GO	5.000%	2/15/2031	10,815	12,084
[3]	Dallas TX GO	3.000%	2/15/2033	695	690
[3]	Dallas TX GO	3.125%	2/15/2035	100	98
[3]	Dallas TX GO	3.250%	2/15/2037	235	227
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2027	4,430	4,437
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2029	2,570	2,618
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2030	1,115	1,136
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2031	1,220	1,242
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2034	295	299
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2035	10,000	10,003
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2040	3,000	3,000
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2041	60	60
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2043	2,905	2,845
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2045	13,865	14,459
	Dallas TX Waterworks & Sewer System Water Revenue	3.000%	10/1/2046	100	78
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2049	25	24
	Dallas TX Waterworks & Sewer System Water Revenue	4.125%	10/1/2054	6,160	5,887
[12]	Del Valle Independent School District TX GO	4.000%	6/15/2045	550	531
[12]	Del Valle Independent School District TX GO	4.000%	6/15/2047	13,305	12,723
[12]	Denton Independent School District GO	5.000%	8/15/2035	5,705	6,485
[12]	Denton Independent School District GO	5.000%	8/15/2036	1,405	1,585
[12]	Denton Independent School District GO	5.000%	8/15/2037	2,105	2,356
[12]	Denton Independent School District GO	5.000%	8/15/2038	3,320	3,691
[12]	Denton Independent School District GO	5.000%	8/15/2039	2,300	2,538
[12]	Denton Independent School District GO	5.000%	8/15/2040	1,595	1,744
[12]	Denton Independent School District GO	5.000%	8/15/2041	1,385	1,502
[12]	Denton Independent School District GO	5.000%	8/15/2043	750	802
[12]	Denton Independent School District GO	2.000%	8/15/2048	170	102
[12]	Denton Independent School District GO	5.000%	8/15/2048	6,655	6,981
[12]	Denton Independent School District GO	5.000%	8/15/2053	16,070	16,704
[12]	Denton Independent School District GO PUT	4.000%	8/15/2028	4,695	4,851
[12]	Denton Independent School District GO PUT	4.000%	8/15/2030	2,240	2,369
	Denton TX GO	5.000%	2/15/2026	7,355	7,401
	Denton TX GO	5.000%	2/15/2027	8,465	8,721
	Denton TX GO	5.000%	2/15/2028	9,445	9,941
	Denton TX GO	2.000%	2/15/2039	1,400	1,109
[12]	DeSoto Independent School District GO	5.000%	8/15/2042	8,555	9,320
[12]	Dickinson Independent School District GO	4.000%	2/15/2041	12,650	12,650
[12]	Dripping TX Springs Independent School District GO	5.000%	2/15/2050	1,000	1,053
[12]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/2050	5,075	4,732
[12]	Eagle Mountain & Saginaw Independent School District GO	2.250%	8/15/2051	5,000	3,075
[12]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/2054	2,500	2,316
[3]	East Montgomery County Improvement District Sales Tax Revenue	5.250%	8/15/2049	3,700	3,948
[3]	East Montgomery County Improvement District Sales Tax Revenue	4.250%	8/15/2054	14,160	13,230
	Ector County TX GO	4.000%	2/15/2047	6,110	5,812
	Ector County TX GO	5.000%	2/15/2050	10,140	10,590
[12]	El Paso Independent School District GO	4.000%	8/15/2043	9,890	9,732
[12]	El Paso Independent School District GO	4.000%	8/15/2045	355	342
[12]	El Paso Independent School District GO, Prere.	4.000%	8/15/2029	5	5
	El Paso TX GO	4.000%	8/15/2041	60	59
	El Paso TX GO	5.000%	8/15/2042	1,235	1,245
	El Paso TX GO	4.000%	8/15/2044	1,485	1,448
	El Paso TX GO	3.000%	8/15/2047	2,990	2,286
	El Paso TX GO	4.000%	8/15/2047	1,270	1,206
127

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Paso TX Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/2029	665	675
	El Paso TX Water & Sewer Water Revenue	2.000%	3/1/2039	1,255	966
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2044	14,000	13,519
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2048	5,215	4,929
	El Paso TX Water & Sewer Water Revenue	5.250%	3/1/2049	4,485	4,766
	El Paso TX Water & Sewer Water Revenue	5.250%	3/1/2050	5,000	5,345
[12]	Elgin Independent School District GO	5.000%	8/1/2054	500	523
[12]	Farmersville Independent School District GO	5.250%	2/15/2055	10,000	10,715
[12]	Forney Independent School District GO	2.000%	2/15/2040	1,835	1,373
[12]	Forney Independent School District GO	4.000%	8/15/2047	10,010	9,564
[12]	Forney Independent School District GO	5.000%	8/15/2048	5	5
[12]	Forney Independent School District GO	2.000%	2/15/2051	10,000	5,713
[12]	Forney Independent School District GO	4.000%	8/15/2052	8,025	7,433
[12]	Forney Independent School District GO	4.000%	8/15/2053	15,300	14,173
[12]	Forney Independent School District GO	5.250%	8/15/2055	2,000	2,151
[1]	Fort Bend County Municipal Utility District No. 134E GO	2.500%	9/1/2040	250	176
	Fort Bend County Texas Public Facility Corp. Lease (Appropriation) Revenue	5.000%	3/1/2053	15,580	16,162
[1]	Fort Bend County TX Toll Road Highway Revenue	3.000%	3/1/2051	3,625	2,680
[3]	Fort Bend County TX Toll Road Highway Revenue	5.250%	3/1/2055	6,400	6,814
	Fort Bend County Water Control & Improvement District No. 2 GO	2.000%	9/1/2036	500	419
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/2046	5,020	3,490
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2051	1,485	1,092
[12]	Fort Bend Independent School District GO	4.250%	8/15/2054	15,000	14,504
[12]	Fort Bend Independent School District GO PUT	0.720%	8/1/2026	7,245	7,079
[12]	Fort Bend Independent School District GO PUT	4.000%	8/1/2027	3,000	3,051
[12]	Fort Bend Independent School District GO PUT	3.800%	8/1/2028	8,930	9,114
[12]	Fort Worth Independent School District GO	4.000%	2/15/2048	1,470	1,385
[12]	Fort Worth Independent School District GO	4.000%	2/15/2049	4,135	3,881
	Fort Worth TX Water & Sewer System Water Revenue	4.250%	2/15/2053	465	446
[12]	Frenship Independent School District GO	3.000%	2/15/2041	1,240	1,089
[12]	Frisco Independent School District GO	5.000%	2/15/2026	11,000	11,068
[12]	Frisco Independent School District GO	5.000%	2/15/2027	4,000	4,117
[12]	Frisco Independent School District GO	5.000%	2/15/2030	3,175	3,482
[12]	Frisco Independent School District GO	5.000%	2/15/2031	4,750	5,313
[2,12]	Frisco Independent School District GO	5.000%	2/15/2034	5,500	6,400
[12]	Frisco Independent School District GO	5.000%	8/15/2036	2,245	2,385
[12]	Frisco Independent School District GO	3.500%	2/15/2037	5,000	5,041
[12]	Galveston Independent School District GO	4.000%	2/1/2047	1,520	1,462
[12]	Garland Independent School District GO	5.000%	2/15/2026	6,025	6,064
[12]	Garland Independent School District GO	5.000%	2/15/2033	1,025	1,179
[12]	Garland Independent School District GO	5.000%	2/15/2034	4,055	4,629
[12]	Garland Independent School District GO	5.000%	2/15/2035	3,085	3,499
[12]	Garland Independent School District GO	5.000%	2/15/2038	4,835	5,368
[12]	Garland Independent School District GO	5.000%	2/15/2040	3,630	3,958
[12]	Garland Independent School District GO	5.000%	2/15/2041	4,075	4,407
[12]	Garland Independent School District GO	5.000%	2/15/2042	3,585	3,845
[12]	Garland Independent School District GO	5.000%	2/15/2043	3,360	3,580
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2036	400	422
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/2049	2,440	2,221
[12]	Georgetown Independent School District GO	5.250%	2/15/2055	6,755	7,243
[3]	Georgetown TX Utility System Multiple Utility Revenue	4.250%	8/15/2047	120	116
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2034	3,615	3,788
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2035	2,990	3,125
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2036	85	89
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2037	75	78
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2038	1,050	1,090
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	11,465	11,770
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2045	8,220	7,756
	Grand Parkway Transportation Corp. Highway Revenue	5.850%	10/1/2047	1,350	1,431
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2048	25,815	26,297
	Grand Parkway Transportation Corp. Highway Revenue	5.850%	10/1/2048	50	53
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2049	15,585	14,468
	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/2050	20	14
[1]	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/2050	1,000	746
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	13,050	13,572
	Grayson County TX Junior College District GO	4.000%	2/15/2049	3,310	3,075
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.250%	10/1/2048	5,020	5,264
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2049	9,720	10,064
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.250%	10/1/2053	2,650	2,522
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.375%	10/1/2054	4,000	3,890
128

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Greenville TX Electric System Electric Power & Light Revenue	2.375%	2/15/2046	400	270
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2054	2,520	2,592
[12]	Greenwood Independent School District GO	5.000%	2/15/2049	2,280	2,369
[12]	Greenwood Independent School District GO	4.000%	2/15/2054	10,000	9,265
[12]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2026	6,435	6,475
[12]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2038	6,790	7,474
[12]	Hallsville TX Independent School District GO	3.000%	2/15/2038	2,975	2,754
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	6,345	6,912
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2034	750	758
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	8,160	8,659
	Harris County Flood Control District GO	4.000%	10/1/2045	5,730	5,582
	Harris County Flood Control District GO	4.250%	10/1/2047	4,635	4,643
	Harris County Flood Control District GO	4.000%	9/15/2048	5,525	5,319
	Harris County TX GO	5.000%	9/15/2026	5,200	5,300
	Harris County TX GO	5.000%	10/1/2026	1,085	1,107
	Harris County TX GO	5.000%	9/15/2027	4,000	4,171
	Harris County TX GO	4.000%	9/15/2049	8,070	7,673
	Harris County TX GO	5.000%	9/15/2054	8,390	8,827
	Harris County TX GO	5.250%	9/15/2055	4,000	4,310
	Harris County TX Highway Revenue	5.000%	8/15/2028	665	676
	Harris County TX Highway Revenue	5.000%	8/15/2030	1,405	1,427
	Harris County TX Highway Revenue	5.000%	8/15/2031	370	376
	Harris County TX Highway Revenue	5.000%	8/15/2032	340	345
	Harris County TX Highway Revenue	5.000%	8/15/2033	2,210	2,242
	Harris County TX Highway Revenue	5.000%	8/15/2036	140	142
	Harris County TX Highway Revenue	5.000%	8/15/2041	10	10
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2029	4,895	5,321
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2030	3,020	3,347
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2031	3,450	3,628
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2033	1,335	1,516
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2037	7,595	8,616
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2038	5,920	6,664
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2043	1,110	1,137
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2045	22,305	21,401
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2049	4,740	4,453
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2049	5,000	5,373
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2050	570	539
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2054	8,745	8,047
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2054	9,900	10,599
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2026	13,160	13,438
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2027	10,230	10,671
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2028	13,490	14,336
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2029	6,340	6,858
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2030	8,755	9,618
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2038	12,975	14,349
[3,5]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/2040	3,325	1,442
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	3.125%	11/15/2056	30	21
[12]	Hays Consolidated Independent School District GO	5.000%	2/15/2048	10,855	11,269
[12]	Hays Consolidated Independent School District GO	5.250%	2/15/2050	21,900	23,535
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2052	1,945	453
	Hidalgo County TX GO	4.000%	8/15/2043	3,505	3,459
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project)	5.000%	5/15/2034	25,130	29,227
[12]	Houston Independent School District GO	5.000%	2/15/2026	7,290	7,337
[12]	Houston Independent School District GO	5.000%	2/15/2026	11,280	11,353
[12]	Houston Independent School District GO	5.000%	2/15/2027	225	226
[12]	Houston Independent School District GO	5.000%	2/15/2028	3,500	3,606
[12]	Houston Independent School District GO	4.000%	2/15/2033	395	400
[12]	Houston Independent School District GO	5.000%	2/15/2034	5,550	6,453
	Houston Independent School District GO PUT	5.000%	7/15/2028	9,560	10,059
[12]	Houston Independent School District GO, Prere.	4.000%	2/15/2027	105	107
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2029	5,295	5,603
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2030	3,320	3,511
[3]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	580	662
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2037	100	104
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2038	5,095	5,300
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2039	100	104
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2025	5,420	5,423
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2032	12,810	14,145
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2033	1,540	1,695
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2033	10,000	11,548
129

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2034	5,400	6,240
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	4,000	4,542
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2037	4,300	4,315
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2039	1,310	1,311
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2042	1,080	1,102
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2043	355	364
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2044	7,970	7,970
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2045	50	46
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2047	250	190
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2049	11,000	10,049
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2054	5,000	5,308
[3]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/2026	18,015	17,439
[3]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/2027	1,395	1,312
[3]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/2028	1,230	1,124
[3]	Houston TX Combined Utility System Water Revenue, ETM	5.750%	12/1/2032	360	433
	Houston TX GO	5.000%	3/1/2026	2,180	2,195
	Houston TX GO	5.000%	3/1/2026	5,060	5,096
	Houston TX GO	5.000%	3/1/2027	1,820	1,875
	Houston TX GO	5.000%	3/1/2028	475	478
	Houston TX GO	5.000%	3/1/2028	3,250	3,350
	Houston TX GO	5.000%	3/1/2028	1,365	1,437
	Houston TX GO	5.000%	3/1/2029	525	541
	Houston TX GO	5.000%	3/1/2029	8,745	9,400
	Houston TX GO	5.000%	3/1/2030	3,620	3,967
	Houston TX GO	5.000%	3/1/2031	6,215	6,933
	Houston TX GO	5.000%	3/1/2034	360	409
	Houston TX GO	5.000%	3/1/2035	4,600	5,338
	Houston TX GO	5.250%	3/1/2043	1,205	1,298
	Houston TX GO	5.250%	3/1/2049	7,880	8,440
	Houston TX GO	4.125%	3/1/2051	8,200	7,607
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2029	600	601
[6]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/2030	55	47
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2031	500	501
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2032	1,030	1,031
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2032	500	501
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2034	500	501
[12]	Humble Independent School District GO	5.000%	2/15/2047	850	886
[12]	Humble Independent School District GO	4.000%	2/15/2054	3,875	3,584
[12]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2040	5,445	5,555
[12]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2042	2,540	2,532
[12]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/2044	2,445	2,595
[12]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2050	14,265	13,306
[12]	Hutto Independent School District GO	5.000%	8/1/2048	1,870	1,968
[1]	Hutto TX GO	4.250%	8/1/2054	10,480	10,061
[12]	Irving Independent School District GO	5.000%	2/15/2039	700	765
[12]	Irving Independent School District GO	5.000%	2/15/2040	1,610	1,741
[12]	Irving Independent School District GO	5.000%	2/15/2041	1,530	1,649
[12]	Irving Independent School District GO	5.000%	2/15/2043	1,245	1,326
	Irving TX GO	5.000%	9/15/2029	1,525	1,625
[12]	Jarrell Independent School District GO	4.000%	2/15/2054	2,270	2,072
[12]	Jim Ned Consolidated Independent School District GO	2.000%	2/15/2040	1,070	800
[12]	Joshua Independent School District GO	4.000%	8/15/2049	3,000	2,850
[12]	Judson Independent School District GO	4.000%	2/1/2041	150	150
[12]	Judson Independent School District GO	5.000%	2/1/2049	7,070	7,463
[12]	Judson Independent School District GO	4.000%	2/1/2053	5,170	4,774
[12]	Judson Independent School District GO	5.000%	2/1/2053	2,015	2,119
[12]	Katy Independent School District GO	5.000%	2/15/2026	20,490	20,622
[12]	Katy Independent School District GO	5.000%	2/15/2027	9,625	9,910
[12]	Katy Independent School District GO	5.000%	2/15/2028	8,965	9,436
[12]	Katy Independent School District GO	5.000%	2/15/2048	11,835	12,332
[12]	Katy Independent School District GO	4.000%	2/15/2049	2,215	2,110
[12]	Katy Independent School District GO	3.000%	2/15/2051	50	38
[12]	Katy Independent School District GO	4.000%	2/15/2052	1,005	944
[12]	Katy Independent School District GO	4.000%	2/15/2053	405	379
[12]	Katy Independent School District GO	5.250%	2/15/2054	10,000	10,794
[12]	Katy Independent School District GO	4.750%	2/15/2055	5,000	5,125
[12]	Keller TX Independent School District GO	4.000%	8/15/2038	11,260	11,265
[12]	Keller TX Independent School District GO	4.000%	2/15/2047	5,000	4,762
[12]	Killeen Independent School District GO	3.000%	2/15/2044	1,835	1,505
[12]	Klein Independent School District GO	5.000%	8/1/2029	4,045	4,392
130

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Klein Independent School District GO	5.000%	2/1/2039	2,635	2,768
[12]	Klein Independent School District GO	4.000%	8/1/2040	17,765	17,767
[12]	Klein Independent School District GO	4.000%	8/1/2047	4,325	4,140
	Lamar Consolidated Independent School District GO	4.000%	2/15/2048	8,630	8,005
[12]	Lamar Consolidated Independent School District GO	4.000%	2/15/2048	16,925	15,969
[12]	Lamar Consolidated Independent School District GO	4.000%	2/15/2048	3,575	3,303
[12]	Lamar Consolidated Independent School District GO	5.000%	2/15/2049	5,450	5,723
[12]	Lamar Consolidated Independent School District GO	3.000%	2/15/2051	2,745	2,074
[12]	Lamar Consolidated Independent School District GO	5.000%	2/15/2053	8,475	8,788
[12]	Lamar Consolidated Independent School District GO	3.000%	2/15/2056	40	29
[3]	Lamar Consolidated Independent School District GO	5.500%	2/15/2058	12,500	13,406
[12]	Lamar Consolidated Independent School District GO	5.250%	2/15/2059	7,175	7,616
[12]	Lamar Consolidated Independent School District GO	4.000%	2/15/2062	10,155	9,206
[12]	Leander Independent School District GO	0.000%	8/16/2042	1,655	773
[12]	Leander Independent School District GO	0.000%	8/16/2044	10,000	4,130
[12]	Leander Independent School District GO	5.000%	2/15/2048	3,000	3,139
[12]	Lewisville Independent School District GO	4.000%	8/15/2026	565	565
[12]	Lewisville Independent School District GO	4.000%	8/15/2027	4,340	4,344
[12]	Lewisville Independent School District GO	5.000%	8/15/2043	4,000	4,279
[12]	Liberty Hill Independent School District GO	4.000%	2/1/2046	1,000	967
[12]	Liberty Hill Independent School District GO	4.375%	2/1/2047	5,000	5,037
[12]	Liberty Hill Independent School District GO	5.000%	2/1/2052	620	642
[12]	Liberty Hill Independent School District GO	5.000%	2/1/2054	80	84
[12]	Liberty Hill Independent School District GO	5.000%	2/1/2058	4,000	4,181
[12]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	5,135	5,137
	Lone Star College System GO	5.000%	8/15/2042	1,405	1,425
	Lone Star College System GO	2.375%	2/15/2051	120	73
[12]	Longview Independent School District GO	4.000%	2/15/2049	1,975	1,870
[3]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2040	7,990	8,052
[1]	Lower Colorado River Authority Electric Power & Light Revenue	5.250%	5/15/2050	3,500	3,744
[1]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2055	12,400	12,899
[1]	Lower Colorado River Authority Electric Power & Light Revenue	5.500%	5/15/2055	2,500	2,729
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	3,000	3,125
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	9,085	10,017
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2027	1,490	1,541
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	3,110	3,424
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	3,100	3,463
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2033	1,560	1,784
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2040	100	100
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2043	4,935	5,036
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	1,680	1,700
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	1,675	1,726
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2046	2,595	2,681
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2048	155	157
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2048	5,690	6,002
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2048	2,525	2,704
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.875%	5/15/2049	5,070	4,426
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2050	1,700	1,739
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2050	4,000	4,156
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2051	4,665	4,769
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2053	4,190	4,406
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2053	13,725	14,572
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2054	10,085	10,599
[12]	Lubbock Independent School District GO	4.500%	2/15/2055	5,000	5,034
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2046	13,145	12,319
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2051	5,010	4,542
[12]	Mabank Independent School District GO	4.000%	8/15/2049	6,250	5,789
[12]	Mansfield Independent School District GO	4.000%	2/15/2049	125	117
[12]	Mansfield Independent School District GO	4.000%	2/15/2049	6,570	6,175
[12]	Mansfield Independent School District GO	5.000%	2/15/2050	1,000	1,055
[12]	Mansfield Independent School District GO	4.000%	2/15/2054	5,500	5,079
[12]	Mansfield Independent School District GO	5.250%	2/15/2055	3,095	3,316
[12]	Medina Valley Independent School District GO	4.000%	2/15/2053	4,590	4,265
[12]	Melissa Independent School District GO	4.000%	2/1/2049	15,350	14,624
[12]	Melissa Independent School District GO	4.000%	2/1/2054	3,960	3,669
[12]	Mesquite Independent School District GO	5.000%	8/15/2044	5,000	5,385
[12]	Mesquite Independent School District GO	4.500%	8/15/2049	6,870	7,024
[12]	Mesquite Independent School District GO	5.000%	8/15/2049	5,000	5,271
[12]	Mesquite Independent School District GO	5.250%	8/15/2052	6,000	6,447
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/2027	125	89
131

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/2027	5	3
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/2027	15	9
[12]	Midland Independent School District GO	4.000%	2/15/2042	2,000	1,994
[12]	Midland Independent School District GO	5.000%	2/15/2047	6,140	6,438
[12]	Midland Independent School District GO	5.000%	2/15/2050	920	935
[12]	Midland Independent School District GO	4.000%	2/15/2054	10,225	9,535
[12]	Midland Independent School District GO, Prere.	5.000%	2/15/2028	130	137
[12]	Midland Independent School District GO, Prere.	5.000%	2/15/2028	555	584
	Midland TX GO	5.000%	3/1/2047	5,500	5,722
[12]	Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/2032	1,415	1,419
	Montgomery County TX GO	4.500%	3/1/2050	4,500	4,510
[12]	Montgomery Independent School District GO	4.000%	2/15/2048	2,445	2,330
[12]	Montgomery Independent School District GO	4.000%	2/15/2053	7,275	6,739
[12]	New Braunfels Independent School District GO	4.000%	2/1/2052	13,725	12,715
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/2055	1,000	925
[12]	New Caney Independent School District GO	2.000%	2/15/2040	1,430	1,072
[12]	New Caney Independent School District GO	5.000%	2/15/2048	1,995	2,100
[12]	New Caney Independent School District GO	4.000%	2/15/2054	6,460	5,965
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University Program)	4.000%	4/1/2057	5,050	4,253
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2046	4,055	4,068
[12]	North East TX Independent School District GO	5.250%	2/1/2029	4,310	4,670
[1]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/2026	1,515	1,554
	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2058	5,945	5,365
	North Harris County Regional Water Authority Water Revenue	4.000%	12/15/2041	10,000	9,857
	North Texas Municipal Water District Sewer Revenue	4.000%	6/1/2031	360	367
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2027	4,000	4,171
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2028	6,500	6,922
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2029	4,545	4,940
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2030	4,605	5,094
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2031	3,645	4,102
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2032	4,010	4,580
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/2033	2,250	2,253
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2033	15,000	17,298
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2034	3,380	3,922
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2035	4,860	5,627
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2043	7,970	8,557
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2044	4,000	4,264
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2051	4,000	4,192
	North Texas Municipal Water District Water System Water Revenue	5.250%	9/1/2051	6,000	6,412
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2055	6,515	6,808
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	13,695	13,739
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	3,060	3,070
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	1,420	1,425
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	1,670	1,676
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	400	401
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	4,000	4,099
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	1,520	1,560
[2]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	7,200	7,390
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	1,945	1,951
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	545	547
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	14,635	15,344
[2]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	3,325	3,485
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	3,345	3,356
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	1,020	1,023
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	8,375	8,967
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	2,255	2,262
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	1,780	1,786
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	2,420	2,639
[2]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	6,260	6,835
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	2,365	2,373
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	1,030	1,033
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	9,850	10,928
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	1,280	1,284
[2]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	3,410	3,788
[2]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	4,815	5,342
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	545	559
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	6,475	7,313
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	12,070	13,596
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	1,100	1,127
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	18,015	20,487
132

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	50	51
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	5,005	5,747
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	2,595	3,002
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	13,515	15,383
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	4,350	4,369
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	615	628
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	2,600	2,653
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	5,210	5,882
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	1,455	1,485
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	3,000	3,360
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2038	220	220
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	1,230	1,274
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	2,415	2,538
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2038	4,410	4,890
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2039	5,030	5,030
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	9,860	9,893
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	255	259
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	260	268
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	2,110	2,294
[2]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	3,235	3,637
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/2040	11,350	11,517
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2040	2,760	2,966
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2041	105	102
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	3,770	4,096
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2043	1,800	1,765
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	18,600	18,991
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	9,950	10,046
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2044	3,745	3,610
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2044	1,480	1,602
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2046	160	124
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	6,490	6,606
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	15,315	15,423
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	1,080	1,095
	North Texas Tollway Authority Highway Revenue	4.250%	1/1/2049	1,205	1,122
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2051	2,930	2,119
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	25,670	13,773
	North Texas Tollway Authority Highway Revenue, Prere.	6.750%	9/1/2031	2,515	3,061
[3]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2028	8,180	7,659
[3]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	1,635	1,484
[3]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	2,725	2,396
[3]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2031	6,630	5,652
[3]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2032	180	149
[3]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2033	20,605	16,426
[3]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2034	6,015	4,617
[3]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2035	710	522
[3]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	10,550	7,403
[3]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2037	3,345	2,238
[3]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2038	8,265	5,257
[12]	Northside Independent School District GO	4.125%	8/15/2054	5,330	5,088
[12]	Northside Independent School District GO PUT	3.000%	8/1/2026	3,795	3,792
[12]	Northside Independent School District GO PUT	2.000%	6/1/2027	3,625	3,566
[12]	Northside Independent School District GO PUT	3.550%	6/1/2028	16,275	16,419
[12]	Northwest Independent School District GO	4.000%	2/15/2045	13,375	12,730
[12]	Northwest Independent School District GO	4.000%	2/15/2048	1,785	1,682
[12]	Northwest Independent School District GO	5.000%	2/15/2048	4,790	4,983
[12]	Northwest Independent School District GO	5.000%	2/15/2048	6,110	6,357
[12]	Northwest Independent School District GO	5.000%	2/15/2049	9,365	9,779
[12]	Northwest Independent School District GO	5.000%	2/15/2049	11,270	11,768
[12]	Northwest Independent School District GO	5.000%	2/15/2050	10,000	10,549
[12]	Northwest Independent School District GO	5.250%	2/15/2055	33,155	35,421
[12]	Pasadena Independent School District GO	5.000%	2/15/2038	1,590	1,739
[12]	Pasadena Independent School District GO	5.000%	2/15/2047	325	338
[12]	Pasadena Independent School District GO	4.000%	2/15/2052	10,015	9,350
[12]	Pasadena Independent School District GO	4.250%	2/15/2053	525	513
[2,12]	Pearland Independent School District GO	5.000%	2/15/2031	5,000	5,577
[2,12]	Pearland Independent School District GO	5.000%	2/15/2032	5,000	5,665
	Pearland TX GO	5.250%	9/1/2055	2,000	2,136
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2031	1,095	1,236
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2054	6,850	7,234
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2026	5,180	5,268
133

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2027	6,660	6,928
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2030	1,430	1,601
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2031	1,135	1,280
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	6,470	7,412
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	9,895	11,329
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2033	2,690	3,119
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2033	260	297
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2034	1,505	1,708
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2034	15,000	17,576
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2035	4,115	4,952
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	6,055	6,853
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	3,960	4,482
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2039	4,610	5,464
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2040	4,915	5,424
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/2041	3,120	3,083
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/2041	1,025	1,035
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2041	3,740	4,096
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2048	6,750	7,222
	Permanent University Fund - University of Texas System College & University Revenue	4.125%	7/1/2052	3,000	2,853
	Pflugerville Independent School District GO	5.000%	2/15/2039	5,115	5,545
	Pflugerville Independent School District GO	5.000%	2/15/2048	7,285	7,466
	Pflugerville TX GO	1.750%	8/1/2034	800	684
	Pflugerville TX GO	4.125%	8/1/2053	3,505	3,258
	Pflugerville TX GO	5.000%	8/1/2053	375	388
[12]	Plano Independent School District GO	5.000%	2/15/2027	4,000	4,114
[2,12]	Plano Independent School District GO	5.000%	2/15/2027	8,750	8,992
[12]	Plano Independent School District GO	5.000%	2/15/2028	2,000	2,102
[12]	Plano Independent School District GO	5.000%	2/15/2030	3,360	3,690
	Plano Independent School District GO	5.000%	2/15/2036	1,985	2,201
	Plano Independent School District GO	5.000%	2/15/2038	1,260	1,378
	Plano Independent School District GO	3.625%	2/15/2039	3,000	2,970
	Plano Independent School District GO	3.750%	2/15/2040	3,000	2,967
	Plano Independent School District GO	5.000%	2/15/2041	3,125	3,333
	Plano Independent School District GO	5.000%	2/15/2042	2,205	2,336
	Plano Independent School District GO	5.000%	2/15/2043	4,015	4,237
	Plano TX GO	2.000%	9/1/2038	1,975	1,565
[12]	Port Arthur Independent School District GO	5.000%	2/15/2055	25,325	26,517
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2046	8,045	7,522
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2048	8,060	8,359
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2053	13,465	13,902
[12]	Princeton Independent School District GO	5.250%	2/15/2055	5,000	5,381
[12]	Prosper Independent School District GO	4.000%	2/15/2048	2,480	2,360
[12]	Prosper Independent School District GO	4.000%	2/15/2049	1,640	1,548
[12]	Prosper Independent School District GO	5.000%	2/15/2049	70	72
[12]	Prosper Independent School District GO	2.250%	2/15/2052	6,110	3,700
[12]	Prosper Independent School District GO	4.000%	2/15/2054	6,805	6,253
[12]	Prosper Independent School District GO	5.250%	2/15/2055	5,000	5,373
[12]	Richardson Independent School District GO	5.000%	2/15/2026	19,930	20,055
[12]	Richardson Independent School District GO	5.000%	2/15/2042	7,445	7,455
[12]	Richardson Independent School District GO	4.000%	2/15/2049	3,500	3,334
[12]	Round Rock Independent School District GO	5.000%	8/1/2030	3,485	3,788
[12]	Round Rock Independent School District GO	3.000%	8/1/2033	490	491
[12]	Round Rock Independent School District GO	4.000%	8/1/2044	9,925	9,675
[12]	Royse City TX Independent School District GO	5.000%	2/15/2053	3,145	3,269
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	4.625%	2/15/2047	4,960	4,994
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.250%	2/15/2052	4,240	4,416
[12]	Salado Independent School District GO	4.250%	2/15/2054	5,000	4,832
[12]	San Angelo Independent School District GO	5.250%	2/15/2050	2,675	2,877
	San Antonio Education Facilities Corp. College & University Revenue	3.000%	4/1/2054	3,585	2,246
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2034	7,695	8,619
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2035	5,090	5,664
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	4.000%	9/15/2042	12,325	11,592
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2026	11,465	11,522
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	230	242
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2029	500	500
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	13,330	13,546
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	670	681
[2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	9,000	9,846
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	3,105	3,121
[2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	5,000	5,574
134

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	285	286
[2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	8,010	9,071
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	1,370	1,467
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2037	2,040	1,908
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2039	1,850	1,978
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	3,930	4,165
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	2,735	2,881
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	875	955
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2041	3,125	3,440
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	4,250	4,430
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2046	12,030	12,403
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2047	4,060	3,802
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2047	5,380	5,450
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	3,605	3,703
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	1,000	1,028
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	15,200	16,047
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	7,190	7,714
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	7,925	8,502
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	7,500	8,072
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	5,070	5,457
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.500%	2/1/2049	5,000	5,485
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2054	6,000	6,282
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2054	5,075	5,429
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/2025	1,315	1,313
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	3,845	3,863
[2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	20,025	20,010
[2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	19,005	18,986
	San Antonio TX GO	5.000%	2/1/2026	5,835	5,867
	San Antonio TX GO	3.000%	8/1/2035	240	232
[12]	San Antonio TX Independent School District GO	5.000%	8/15/2026	4,120	4,192
[12]	San Antonio TX Independent School District GO	5.000%	8/15/2027	2,750	2,864
[12]	San Antonio TX Independent School District GO	5.000%	8/15/2048	1,540	1,540
	San Antonio Water System Water Revenue	5.000%	5/15/2033	740	755
	San Antonio Water System Water Revenue	5.250%	5/15/2048	11,215	11,925
	San Antonio Water System Water Revenue	4.000%	5/15/2050	3,950	3,663
	San Antonio Water System Water Revenue	5.250%	5/15/2052	10,000	10,601
	San Jacinto Community College District GO	4.000%	2/15/2041	3,450	3,435
	San Jacinto Community College District GO	4.000%	2/15/2046	10	9
[12]	San Marcos Consolidated Independent School District GO	5.250%	8/15/2047	3,990	4,280
[12]	Sanger Independent School District GO	4.000%	8/15/2047	1,475	1,414
[12]	Sanger Independent School District GO	4.000%	8/15/2052	7,115	6,643
	Seguin TX GO	5.500%	9/1/2049	5,000	5,487
	Seguin TX GO	5.500%	9/1/2054	4,000	4,372
	Seguin TX GO	5.250%	9/1/2058	6,055	6,381
	Seguin TX GO	5.500%	9/1/2059	10,090	11,002
[1]	Sheldon Independent School District GO	5.000%	2/15/2029	1,675	1,791
[12]	Sherman TX Independent School District GO	5.000%	2/15/2026	2,300	2,314
[12]	Sherman TX Independent School District GO	5.000%	2/15/2048	3,100	3,244
[12]	Sherman TX Independent School District GO	5.000%	2/15/2053	2,500	2,604
[12]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/2053	1,500	1,383
	Smith County TX GO	5.000%	8/15/2043	40	42
[12]	Socorro Independent School District GO	4.000%	8/15/2044	1,450	1,392
[12]	Socorro Independent School District GO	4.000%	8/15/2045	3,050	2,927
[12]	Southwest Independent School District GO	4.000%	2/1/2053	7,370	6,806
[12]	Spring Branch Independent School District GO	5.000%	2/1/2027	8,350	8,583
[12]	Spring Branch Independent School District GO	5.000%	2/1/2028	5,000	5,263
[12]	Spring Branch Independent School District GO	5.000%	2/1/2029	6,820	7,332
[12]	Spring Branch Independent School District GO	4.500%	2/1/2047	9,740	9,933
[12]	Spring Independent School District GO	5.250%	8/15/2048	10,000	10,853
[12]	Spring Independent School District GO	5.250%	8/15/2049	20,925	22,648
	Spring Independent School District GO	4.000%	8/15/2052	16,355	15,116
[12]	Springtown Independent School District GO	5.000%	2/15/2055	7,035	7,386
	Stephen F Austin State University College & University Revenue	4.000%	10/15/2048	15,900	14,635
	Tarrant County College District GO	5.000%	8/15/2040	7,330	7,929
	Tarrant County TX GO	4.000%	7/15/2047	2,975	2,871
	Temple College GO	3.000%	7/1/2046	1,955	1,511
	Temple TX GO	2.125%	8/1/2039	1,720	1,332
[12]	Terrell TX Independent School District GO	5.250%	8/1/2050	7,000	7,543
[12]	Terrell TX Independent School District GO	5.250%	8/1/2055	6,000	6,441
	Texas A&M University College & University Revenue	5.000%	5/15/2026	3,975	4,023
135

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas A&M University College & University Revenue	5.000%	5/15/2027	1,255	1,301
	Texas A&M University College & University Revenue	5.000%	5/15/2028	1,285	1,330
	Texas A&M University College & University Revenue	3.000%	5/15/2041	325	284
[12]	Texas City TX Independent School District GO	4.000%	8/15/2053	3,710	3,426
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2026	2,170	2,217
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2030	1,055	1,073
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2032	8,005	9,191
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2033	25,040	29,094
	Texas GO	5.000%	10/1/2026	1,045	1,047
	Texas GO	5.000%	10/1/2026	8,970	9,162
	Texas GO	5.000%	10/1/2027	2,935	2,935
	Texas GO	5.000%	10/1/2027	16,000	16,729
[2]	Texas GO	5.000%	10/1/2027	4,500	4,704
	Texas GO	3.200%	10/1/2028	7,450	7,451
	Texas GO	5.000%	10/1/2028	3,355	3,356
	Texas GO	5.000%	10/1/2028	9,915	10,606
	Texas GO	5.000%	10/1/2029	1,060	1,060
[2]	Texas GO	5.000%	10/1/2029	12,245	13,371
	Texas GO	5.000%	10/1/2030	295	309
	Texas GO	5.000%	10/1/2030	120	126
	Texas GO	5.000%	10/1/2030	1,850	2,060
	Texas GO	5.000%	10/1/2031	520	544
	Texas GO	5.000%	10/1/2031	45	47
	Texas GO	5.000%	10/1/2031	12,600	14,288
[2]	Texas GO	5.000%	10/1/2031	4,750	5,392
	Texas GO	2.250%	8/1/2032	1,000	942
	Texas GO	5.000%	10/1/2032	6,095	6,369
	Texas GO	5.000%	10/1/2032	55	57
	Texas GO	5.000%	10/1/2032	50	50
	Texas GO	5.000%	10/1/2032	20,000	22,991
[2]	Texas GO	5.000%	10/1/2032	6,750	7,779
	Texas GO	2.250%	8/1/2033	1,000	927
	Texas GO	5.000%	10/1/2033	6,165	6,429
	Texas GO	5.000%	10/1/2033	110	115
	Texas GO	5.000%	10/1/2034	1,540	1,603
	Texas GO	5.000%	10/1/2034	105	109
	Texas GO	5.000%	10/1/2034	6,155	7,188
	Texas GO	2.000%	8/1/2035	2,000	1,726
	Texas GO	5.000%	10/1/2035	9,370	9,370
[2]	Texas GO	5.000%	10/1/2035	4,845	5,716
	Texas GO	2.000%	8/1/2036	3,000	2,523
	Texas GO	5.000%	10/1/2036	12,275	12,274
	Texas GO	5.000%	10/1/2036	17,625	18,276
[2]	Texas GO	5.000%	10/1/2036	10,000	11,706
	Texas GO	5.000%	8/1/2041	3,000	2,978
[2]	Texas GO	5.000%	10/1/2041	5,000	5,604
[2]	Texas GO	5.000%	10/1/2042	12,265	13,612
[2]	Texas GO	5.000%	10/1/2043	12,500	13,762
[2]	Texas GO	5.000%	10/1/2044	11,980	13,090
	Texas GO	5.000%	4/1/2046	235	233
	Texas GO	4.750%	2/1/2056	7,500	7,668
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2035	1,105	1,060
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	2.000%	9/1/2037	2,100	1,700
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2039	3,705	3,298
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2046	3,050	2,345
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2031	245	263
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2032	465	498
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2033	1,650	1,762
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2035	5,110	5,412
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	405	427
[3]	Texas State Technical College & University Revenue	5.500%	8/1/2042	3,750	4,116
	Texas State University System College & University Revenue	5.000%	3/15/2026	2,000	2,016
	Texas State University System College & University Revenue	5.000%	3/15/2027	2,415	2,491
	Texas State University System College & University Revenue	5.000%	3/15/2028	3,920	4,043
	Texas State University System College & University Revenue	5.000%	3/15/2029	1,565	1,614
	Texas State University System College & University Revenue	5.000%	3/15/2030	7,000	7,671
136

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Texas State University System College & University Revenue	5.000%	3/15/2031	810	835
Texas State University System College & University Revenue	5.250%	3/15/2054	5,100	5,398
Texas Tech University System College & University Revenue	4.250%	2/15/2055	2,500	2,361
Texas Transportation Commission GO	5.000%	4/1/2028	2,210	2,338
Texas Transportation Commission GO	5.000%	4/1/2029	1,810	1,956
Texas Transportation Commission GO	5.000%	4/1/2032	5,565	6,343
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2046	1,000	359
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2047	2,000	680
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2048	1,000	322
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2049	5,750	1,761
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2050	2,085	605
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2051	5,195	1,427
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2052	5,225	1,362
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2053	500	124
Texas Transportation Commission State Highway 249 System Highway Revenue	5.000%	8/1/2057	2,500	2,537
Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2036	4,040	4,713
Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2041	5,000	5,576
Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2043	5,000	5,464
Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2045	5,000	5,400
Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2050	7,000	7,359
Texas Transportation Finance Corp. Highway Revenue	5.250%	10/1/2050	5,000	5,373
Texas Transportation Finance Corp. Highway Revenue	5.500%	10/1/2055	28,450	31,140
Texas Water Development Board Water Revenue	5.000%	4/15/2026	1,215	1,227
Texas Water Development Board Water Revenue	5.000%	4/15/2029	6,615	6,915
Texas Water Development Board Water Revenue	5.000%	4/15/2030	6,540	6,836
Texas Water Development Board Water Revenue	5.000%	10/15/2030	5,150	5,157
Texas Water Development Board Water Revenue	5.000%	4/15/2031	3,770	4,033
Texas Water Development Board Water Revenue	5.000%	10/15/2031	4,030	4,206
Texas Water Development Board Water Revenue	4.000%	10/15/2032	785	802
Texas Water Development Board Water Revenue	4.000%	10/15/2032	1,815	1,816
Texas Water Development Board Water Revenue	5.000%	10/15/2032	10,285	10,987
Texas Water Development Board Water Revenue	5.000%	8/1/2033	1,195	1,318
Texas Water Development Board Water Revenue	3.000%	10/15/2033	450	449
Texas Water Development Board Water Revenue	4.000%	10/15/2033	1,620	1,652
Texas Water Development Board Water Revenue	4.000%	10/15/2034	2,130	2,179
Texas Water Development Board Water Revenue	4.000%	10/15/2034	2,450	2,517
Texas Water Development Board Water Revenue	3.000%	10/15/2035	970	950
Texas Water Development Board Water Revenue	4.000%	10/15/2035	685	695
Texas Water Development Board Water Revenue	4.000%	10/15/2035	4,260	4,363
Texas Water Development Board Water Revenue	4.000%	10/15/2035	605	617
Texas Water Development Board Water Revenue	5.000%	10/15/2035	3,205	3,622
Texas Water Development Board Water Revenue	4.000%	10/15/2036	3,940	4,022
Texas Water Development Board Water Revenue	4.000%	10/15/2036	455	460
Texas Water Development Board Water Revenue	4.000%	10/15/2036	205	209
Texas Water Development Board Water Revenue	4.450%	10/15/2036	670	719
Texas Water Development Board Water Revenue	4.000%	10/15/2037	710	722
Texas Water Development Board Water Revenue	4.000%	10/15/2037	325	328
Texas Water Development Board Water Revenue	5.000%	10/15/2037	1,995	2,253
Texas Water Development Board Water Revenue	4.000%	10/15/2038	240	243
Texas Water Development Board Water Revenue	4.550%	10/15/2038	7,310	7,777
Texas Water Development Board Water Revenue	5.000%	10/15/2038	4,110	4,307
Texas Water Development Board Water Revenue	3.000%	10/15/2039	1,000	904
Texas Water Development Board Water Revenue	4.600%	10/15/2039	1,620	1,732
Texas Water Development Board Water Revenue	5.000%	10/15/2039	5,170	5,807
Texas Water Development Board Water Revenue	3.000%	10/15/2040	2,170	1,915
Texas Water Development Board Water Revenue	4.000%	10/15/2040	11,900	11,758
Texas Water Development Board Water Revenue	4.650%	10/15/2040	6,375	6,790
Texas Water Development Board Water Revenue	5.000%	10/15/2040	5,765	6,414
Texas Water Development Board Water Revenue	5.000%	8/1/2041	100	108
Texas Water Development Board Water Revenue	4.000%	10/15/2041	10,815	10,611
Texas Water Development Board Water Revenue	4.000%	10/15/2041	13,550	13,756
Texas Water Development Board Water Revenue	4.250%	10/15/2041	5,445	5,657
Texas Water Development Board Water Revenue	4.700%	10/15/2041	4,765	5,024
Texas Water Development Board Water Revenue	4.000%	10/15/2042	1,455	1,466
Texas Water Development Board Water Revenue	5.000%	10/15/2042	4,995	5,110
Texas Water Development Board Water Revenue	4.000%	10/15/2043	23,925	23,125
Texas Water Development Board Water Revenue	4.000%	10/15/2043	3,945	3,899
Texas Water Development Board Water Revenue	4.500%	10/15/2043	5,000	5,206
Texas Water Development Board Water Revenue	5.000%	10/15/2043	1,730	1,775
Texas Water Development Board Water Revenue	4.000%	10/15/2044	2,705	2,640
137

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	4,155	4,472
	Texas Water Development Board Water Revenue	4.000%	10/15/2045	25,480	24,557
	Texas Water Development Board Water Revenue	4.000%	10/15/2045	340	325
	Texas Water Development Board Water Revenue	4.500%	10/15/2045	7,445	7,629
	Texas Water Development Board Water Revenue	5.000%	10/15/2045	6,855	6,855
	Texas Water Development Board Water Revenue	5.000%	10/15/2046	890	890
	Texas Water Development Board Water Revenue	5.250%	10/15/2046	100	100
	Texas Water Development Board Water Revenue	5.000%	10/15/2047	320	325
	Texas Water Development Board Water Revenue	5.000%	10/15/2047	22,730	23,800
	Texas Water Development Board Water Revenue	4.000%	4/15/2048	3,530	3,282
	Texas Water Development Board Water Revenue	5.000%	4/15/2049	7,485	7,637
	Texas Water Development Board Water Revenue	4.000%	10/15/2049	11,495	10,650
	Texas Water Development Board Water Revenue	4.000%	10/15/2050	50	46
	Texas Water Development Board Water Revenue	4.750%	10/15/2050	10,000	10,274
	Texas Water Development Board Water Revenue	4.000%	4/15/2051	13,270	12,167
	Texas Water Development Board Water Revenue	4.000%	10/15/2051	16,425	15,036
	Texas Water Development Board Water Revenue	4.250%	10/15/2051	8,500	8,168
	Texas Water Development Board Water Revenue	5.250%	10/15/2051	4,100	4,355
	Texas Water Development Board Water Revenue	4.000%	10/15/2052	35	32
	Texas Water Development Board Water Revenue	4.800%	10/15/2052	9,920	10,104
	Texas Water Development Board Water Revenue	4.375%	10/15/2054	8,000	7,780
	Texas Water Development Board Water Revenue	4.750%	10/15/2055	31,475	31,906
	Texas Water Development Board Water Revenue	5.000%	10/15/2057	6,015	6,230
	Texas Water Development Board Water Revenue	5.000%	10/15/2060	9,975	10,439
[12]	Tomball Independent School District GO	5.000%	2/15/2048	1,750	1,830
[12]	Tomball Independent School District GO	4.500%	2/15/2051	3,290	3,332
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/2031	575	580
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/2032	630	634
	University of Houston College & University Revenue	5.000%	2/15/2029	2,365	2,380
	University of Houston College & University Revenue	5.000%	2/15/2036	510	512
	University of Houston College & University Revenue	5.000%	2/15/2037	120	121
	University of Houston College & University Revenue	5.000%	2/15/2042	370	394
	University of North Texas System College & University Revenue	5.000%	4/15/2047	6,945	7,064
[12]	Venus Independent School District GO	3.000%	8/15/2041	1,535	1,337
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2049	3,000	3,166
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	4.000%	8/1/2054	5,500	5,020
[12]	Waco Independent School District GO	4.125%	8/15/2053	1,625	1,545
	Waco TX GO	5.000%	2/1/2049	5,105	5,381
	Waco TX GO	5.250%	2/1/2054	11,000	11,764
[12]	Waller Consolidated Independent School District GO	3.000%	2/15/2039	1,000	914
[12]	Waller Consolidated Independent School District GO	4.000%	2/15/2044	2,000	1,959
[12]	Waller Consolidated Independent School District GO	5.000%	2/15/2047	5,070	5,386
[12]	Waller Consolidated Independent School District GO	4.000%	2/15/2048	1,230	1,177
[12]	Waller Consolidated Independent School District GO	4.000%	2/15/2050	1,450	1,359
[12]	Waller Consolidated Independent School District GO	5.250%	2/15/2050	6,000	6,453
[12]	Waller Consolidated Independent School District GO	4.000%	2/15/2053	4,020	3,766
[12]	Waller Consolidated Independent School District GO	5.250%	2/15/2056	7,000	7,462
[12]	Waxahachie Independent School District GO	4.000%	2/15/2049	10,000	9,525
[12]	Waxahachie Independent School District GO	4.250%	2/15/2053	2,250	2,190
	Weatherford College of the Parker County Junior College District College & University Revenue	5.250%	8/1/2050	5,830	6,214
	Weatherford College of the Parker County Junior College District College & University Revenue	5.000%	8/1/2055	2,295	2,407
[1]	West Harris County Regional Water Authority Water Revenue	3.500%	12/15/2046	10,165	8,686
	West Harris County Regional Water Authority Water Revenue	3.000%	12/15/2058	120	82
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2041	1,100	1,088
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2045	1,465	1,357
	Williamson County TX GO	4.000%	2/15/2028	18,440	18,945
	Williamson County TX GO	5.000%	2/15/2029	6,195	6,659
	Williamson County TX GO	5.000%	2/15/2031	5,000	5,576
	Williamson County TX GO	2.375%	2/15/2037	3,790	3,322
[12]	Wimberley Independent School District GO	5.250%	8/15/2052	6,565	7,056
[12]	Wylie Independent School District/Collin County GO	5.250%	8/15/2049	3,205	3,422
[12]	Wylie Independent School District/Collin County GO	5.250%	8/15/2054	3,040	3,232
[12]	Ysleta Independent School District GO	5.000%	8/15/2047	6,000	6,016
[12]	Ysleta Independent School District GO	4.000%	8/15/2050	110	104
					5,392,201
Utah (0.7%)
	Canyons School District (Utah School Board Guaranty Program) GO	2.650%	6/15/2031	2,565	2,517
	Canyons School District (Utah School Board Guaranty Program) GO	2.750%	6/15/2032	2,650	2,619
	Canyons School District (Utah School Board Guaranty Program) GO	2.900%	6/15/2033	2,725	2,705
138

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canyons School District (Utah School Board Guaranty Program) GO	3.000%	6/15/2035	2,890	2,854
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2047	10,000	9,630
	Davis School District (Utah School Board Guaranty Program) GO	2.600%	6/1/2031	3,900	3,813
[3]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.500%	6/1/2050	2,500	2,714
[3]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.500%	6/1/2055	2,500	2,691
[3]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.500%	6/1/2050	8,500	9,234
[3]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.500%	6/1/2055	8,500	9,156
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2028	145	154
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	4,335	4,675
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	500	540
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	105	115
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	1,490	1,634
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	1,485	1,656
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	290	324
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	705	784
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	205	232
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2033	7,850	8,703
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2033	220	248
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2034	1,095	1,208
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2034	850	953
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2035	390	428
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2035	480	534
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/2036	7,375	7,543
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2036	115	127
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	1,365	1,476
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	2,060	2,261
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	6,175	6,642
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	2,690	2,934
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	2,865	3,103
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	1,705	1,826
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	2,290	2,435
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	2,325	2,497
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	590	622
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	9,200	9,803
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	1,050	1,101
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	7,200	7,620
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2043	5,370	5,717
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	4,285	4,443
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	3,005	3,102
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2045	2,855	3,012
	Jordan School District GO	4.000%	6/15/2029	2,450	2,452
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	150	153
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2046	5,460	5,646
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2047	1,605	1,619
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/2038	895	915
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/2039	1,275	1,298
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/2040	1,000	1,012
	Salt Lake City UT Public Utilities Water Revenue	4.375%	2/1/2052	15	15
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2052	1,000	1,035
	Timpanogos Special Service District Sewer Revenue	5.000%	6/1/2054	4,075	4,270
	Unified Fire Service Area Lease (Appropriation) Revenue	2.000%	4/1/2037	1,975	1,631
	University of Utah College & University Revenue	4.000%	8/1/2033	440	447
	University of Utah College & University Revenue	5.000%	8/1/2046	1,990	2,072
	University of Utah College & University Revenue	5.250%	8/1/2048	1,535	1,636
	University of Utah College & University Revenue	4.000%	8/1/2051	12,440	11,403
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2037	1,170	1,298
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2038	415	457
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2040	410	445
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2042	6,935	7,412
	Utah GO	5.000%	7/1/2026	6,985	7,092
	Utah GO	5.000%	7/1/2026	6,765	6,868
	Utah GO	5.000%	7/1/2029	785	845
	Utah GO	5.000%	7/1/2030	1,435	1,546
	Utah GO	5.000%	7/1/2031	230	248
	Utah GO	3.000%	7/1/2033	8,650	8,670
	Utah GO	3.000%	7/1/2034	3,450	3,429
[3]	Utah State University College & University Revenue	4.000%	12/1/2045	1,390	1,361
	Utah State University College & University Revenue	3.000%	12/1/2051	1,000	724
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/2040	6,205	6,441
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/2040	930	1,039
139

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2028	2,335	2,509
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2029	3,640	3,998
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2030	4,955	5,553
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2031	5,730	6,541
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/2032	8,865	6,927
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2035	855	999
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2037	5,010	5,757
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2038	12,950	14,755
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2038	5,990	6,820
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	5,535	6,248
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	5,000	5,644
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	1,625	1,813
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	5,235	5,844
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/2041	125	125
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2043	5,000	5,472
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2044	5,500	5,973
					304,842
Vermont (0.0%)
	University of Vermont & State Agricultural College Miscellaneous Revenue	4.000%	10/1/2040	14,140	14,014
Virginia (1.0%)
	Alexandria VA GO	3.000%	7/15/2046	25	20
	Arlington County VA GO	2.500%	8/15/2029	2,040	1,995
[3]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/2041	1,775	1,786
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/2046	410	411
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/2051	9,305	9,316
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/2048	7,000	7,391
	Commonwealth of Virginia GO	5.000%	6/1/2026	1,300	1,317
	Commonwealth of Virginia GO	5.000%	6/1/2027	20,890	21,682
	Fairfax County VA GO	4.000%	10/1/2026	435	437
	Fairfax County VA GO	4.000%	10/1/2027	4,305	4,329
	Fairfax County VA GO	4.000%	10/1/2028	70	70
	Fairfax County VA Sewer Revenue	5.000%	7/15/2049	2,500	2,662
	Fairfax County VA Sewer Revenue	4.000%	7/15/2051	5,500	5,218
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2043	1,840	2,000
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2054	8,000	8,422
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/2026	295	300
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/2050	1,100	1,135
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2052	3,100	2,910
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/2060	3,500	3,588
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/2060	825	855
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/2026	15,485	15,713
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/2042	9,525	9,766
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/2048	4,715	4,798
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/2028	805	847
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/2028	3,845	4,087
	Northern Virginia Transportation Commission Transit Revenue (Transforming Rail in Virginia Program)	5.000%	6/1/2047	4,900	5,107
	Richmond VA GO	3.375%	3/1/2041	1,450	1,372
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/2026	210	211
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/2026	2,730	2,742
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/2026	415	417
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/2026	215	216
	University of Virginia College & University Revenue	5.000%	4/1/2038	1,925	1,983
	University of Virginia College & University Revenue	5.000%	4/1/2039	2,590	2,662
	University of Virginia College & University Revenue	5.000%	4/1/2042	20	20
	University of Virginia College & University Revenue	5.000%	4/1/2044	5,135	5,224
	University of Virginia College & University Revenue	3.570%	4/1/2045	6,000	5,335
	University of Virginia College & University Revenue	5.000%	4/1/2047	6,000	6,086
	University of Virginia College & University Revenue	2.180%	11/1/2051	19,470	12,248
	University of Virginia College & University Revenue (Multi Year Capital Project)	4.000%	8/1/2048	4,345	4,230
	Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/2035	2,000	1,960
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/2026	2,020	2,031
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2027	55	55
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/2028	1,295	1,298
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2033	550	550
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/2033	45	45
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2035	5,430	5,320
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2036	5,070	4,861
140

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	270	255
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2038	3,085	2,864
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2039	400	365
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	440	442
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	11,060	11,120
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	1,320	1,359
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	2,590	2,666
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	525	553
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	3,000	3,159
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	175	180
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	695	732
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	4,760	5,013
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	830	894
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	3,130	3,371
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	340	366
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	1,430	1,574
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	4,215	4,639
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	1,510	1,627
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	1,260	1,296
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	1,590	1,672
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	5,545	6,222
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2032	240	241
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	4,165	4,754
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2033	4,010	4,642
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2034	40	40
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2034	3,445	3,970
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2034	3,315	3,820
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2035	2,020	1,971
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	2,000	2,290
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	4,205	4,815
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	215	242
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2036	1,855	2,108
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2036	1,290	1,444
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2037	525	584
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2038	5,380	5,950
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2039	45	50
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2040	1,525	1,679
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2041	2,025	2,212
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/2041	120	131
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/2042	5,010	5,499
Virginia College Building Authority College & University Revenue	3.000%	9/1/2026	135	135
Virginia College Building Authority College & University Revenue	5.000%	9/1/2027	605	616
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2040	6,190	6,308
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2044	8,215	8,065
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/2026	95	96
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/2027	195	201
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2039	1,250	1,145
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	100	89
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2026	4,220	4,274
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2027	2,930	3,039
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2028	1,595	1,672
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2029	9,200	9,649
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2032	2,125	2,225
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2033	585	612
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2034	2,520	2,571
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2035	280	285
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2036	250	254
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2042	3,500	3,487
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2036	9,395	9,042
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/2043	4,000	3,495
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	2,030	2,326
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2034	17,000	18,235
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/2027	1,545	1,575
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/2030	6,265	6,379
141

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/2026	360	363
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2026	225	230
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/2027	930	961
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2027	5,080	5,311
	Virginia Port Authority Port, Airport & Marina Revenue	5.250%	7/1/2050	10,000	10,698
	Virginia Port Authority Port, Airport & Marina Revenue	5.250%	7/1/2055	6,060	6,448
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2026	3,455	3,513
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2026	1,185	1,205
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2027	2,625	2,733
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2028	620	646
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2031	5,490	6,213
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2033	1,130	1,270
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2035	185	193
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2037	390	435
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2038	6,000	6,641
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2039	3,885	3,938
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2042	1,000	982
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2028	7,430	7,914
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/2026	12,000	12,261
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/2027	13,000	13,602
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/2028	5,000	5,353
	Virginia Resources Authority Lease Revenue	5.000%	11/1/2031	1,500	1,644
	Virginia Resources Authority Lease Revenue	5.000%	11/1/2033	1,395	1,521
	Virginia Resources Authority Miscellaneous Revenue	4.000%	11/1/2041	150	150
	Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/2038	7,175	7,176
[3]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	5.250%	7/1/2053	1,520	1,613
[3]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.125%	7/1/2058	1,000	943
[3]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.375%	7/1/2063	3,000	2,908
					464,479
Washington (2.7%)
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2041	8,145	8,222
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2046	11,905	13,645
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2027	1,745	1,830
[5]	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.750%	2/1/2028	10	10
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2028	1,195	1,283
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2029	2,095	2,299
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2030	1,575	1,765
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2031	325	371
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2033	4,505	5,089
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2034	325	364
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/2036	3,795	3,641
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2036	615	681
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2040	1,475	1,508
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2043	575	608
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2046	24,255	23,790
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/2025	2,485	2,485
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/2025	4,505	4,505
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	4,515	4,515
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	7,020	7,020
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	1,800	1,800
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	10,925	10,925
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	4,465	4,465
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	1,645	1,645
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	19,520	19,520
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	5,315	5,315
[5]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2029	295	264
	Energy Northwest Nuclear Revenue	5.000%	7/1/2026	7,015	7,123
	Energy Northwest Nuclear Revenue	5.000%	7/1/2028	5,095	5,173
	Energy Northwest Nuclear Revenue	5.000%	7/1/2029	3,510	3,647
	Energy Northwest Nuclear Revenue	4.000%	7/1/2030	4,140	4,398
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	6,485	6,883
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	3,000	3,329
	Energy Northwest Nuclear Revenue	5.000%	7/1/2031	4,805	5,095
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	2,070	2,194
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	2,795	2,962
	Energy Northwest Nuclear Revenue	5.000%	7/1/2033	10,115	10,430
	Energy Northwest Nuclear Revenue	5.000%	7/1/2033	1,195	1,264
142

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy Northwest Nuclear Revenue	5.000%	7/1/2034	3,465	3,656
Energy Northwest Nuclear Revenue	5.000%	7/1/2034	2,460	2,596
Energy Northwest Nuclear Revenue	5.000%	7/1/2034	1,080	1,246
Energy Northwest Nuclear Revenue	5.000%	7/1/2035	4,200	4,809
Energy Northwest Nuclear Revenue	5.000%	7/1/2035	4,000	4,282
Energy Northwest Nuclear Revenue	5.000%	7/1/2035	4,030	4,390
Energy Northwest Nuclear Revenue	5.000%	7/1/2036	8,390	8,947
Energy Northwest Nuclear Revenue	5.000%	7/1/2036	4,965	5,562
Energy Northwest Nuclear Revenue	5.000%	7/1/2036	1,550	1,761
Energy Northwest Nuclear Revenue	5.000%	7/1/2036	2,255	2,443
Energy Northwest Nuclear Revenue	5.000%	7/1/2037	2,000	2,225
Energy Northwest Nuclear Revenue	5.000%	7/1/2037	6,700	7,554
Energy Northwest Nuclear Revenue	5.000%	7/1/2037	1,090	1,158
Energy Northwest Nuclear Revenue	4.000%	7/1/2038	7,235	7,236
Energy Northwest Nuclear Revenue	5.000%	7/1/2038	1,775	1,880
Energy Northwest Nuclear Revenue	5.000%	7/1/2038	3,915	4,381
Energy Northwest Nuclear Revenue	5.000%	7/1/2038	7,795	8,871
Energy Northwest Nuclear Revenue	5.000%	7/1/2039	4,305	4,602
Energy Northwest Nuclear Revenue	5.000%	7/1/2039	7,770	8,772
Energy Northwest Nuclear Revenue	5.000%	7/1/2040	11,000	11,832
Energy Northwest Nuclear Revenue	5.000%	7/1/2041	2,650	2,834
Energy Northwest Nuclear Revenue	5.000%	7/1/2041	7,000	7,807
Energy Northwest Nuclear Revenue	4.000%	7/1/2042	3,610	3,569
Energy Northwest Nuclear Revenue	5.000%	7/1/2042	1,000	1,104
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/2027	400	416
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	2,635	2,676
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	1,290	1,310
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	4,000	4,062
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	5,455	5,539
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	2,080	2,164
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	4,070	4,234
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	6,195	6,437
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	6,060	6,443
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2032	5,100	5,862
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2033	595	693
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2034	2,625	3,088
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2035	1,000	1,184
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2026	2,005	2,036
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2027	660	687
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2028	1,370	1,457
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2028	8,230	8,551
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2039	21,170	24,187
Franklin County School District No. 1 Pasco GO	5.500%	12/1/2040	1,010	1,142
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2026	2,495	2,557
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2036	795	831
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	4,285	4,650
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2041	6,720	7,394
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2042	2,565	2,788
King County School District No. 210 Federal Way GO	5.000%	12/1/2030	1,380	1,445
King County School District No. 210 Federal Way GO	3.000%	12/1/2039	130	115
King County School District No. 403 Renton GO	4.000%	12/1/2039	1,680	1,718
King County School District No. 403 Renton GO	4.000%	12/1/2041	1,955	1,968
King County School District No. 411 Issaquah GO	3.000%	12/1/2030	490	490
King County School District No. 411 Issaquah GO	4.000%	12/1/2031	7,510	7,559
King County School District No. 411 Issaquah GO	5.000%	12/1/2032	1,895	1,938
King County School District No. 414 Lake Washington GO	4.000%	12/1/2027	755	776
King County School District No. 414 Lake Washington GO	4.000%	12/1/2028	215	224
King County School District No. 414 Lake Washington GO	4.000%	12/1/2029	595	627
King County WA GO	4.000%	1/1/2026	550	551
King County WA GO	5.000%	1/1/2032	3,680	4,160
King County WA Sewer Revenue	4.000%	7/1/2031	305	307
King County WA Sewer Revenue	4.000%	7/1/2040	4,770	4,770
King County WA Sewer Revenue	4.000%	7/1/2041	12,125	12,042
King County WA Sewer Revenue	4.000%	7/1/2041	2,450	2,433
King County WA Sewer Revenue	4.000%	7/1/2045	15	14
King County WA Sewer Revenue PUT	0.875%	1/1/2042	20,740	20,669
Pierce County School District No. 10 Tacoma GO	5.000%	12/1/2048	3,500	3,710
Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/2025	3,215	3,220
Pierce County School District No. 320 Sumner GO	5.000%	12/1/2040	2,520	2,827
Pierce County School District No. 403 Bethel GO	5.000%	12/1/2043	5,000	5,412
143

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/2030	675	678
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2031	7,030	7,953
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	5/1/2044	755	735
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2047	800	768
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2031	85	95
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2041	1,035	1,036
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2043	2,440	2,398
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/2044	370	355
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	5/1/2045	600	571
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/2047	320	334
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/2047	2,210	2,090
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2048	3,250	3,402
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2051	4,895	4,487
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2053	1,850	1,925
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2054	2,900	3,034
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.250%	2/1/2055	3,500	3,763
Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.000%	12/1/2037	1,000	1,002
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2041	1,170	1,288
Spokane County School District No. 81 Spokane GO	5.000%	12/1/2036	1,805	1,925
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2037	545	560
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2038	885	902
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2039	790	801
Spokane WA GO	4.000%	12/1/2031	1,475	1,525
Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/2042	15,945	15,597
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2046	395	411
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2049	3,175	3,328
Tacoma WA Electric System Electric Power & Light Revenue	5.250%	1/1/2050	2,500	2,689
Tacoma WA Electric System Electric Power & Light Revenue	5.250%	1/1/2055	2,145	2,293
University of Washington College & University Revenue	5.000%	4/1/2037	5,020	5,805
University of Washington College & University Revenue	4.000%	12/1/2041	6,715	6,571
University of Washington College & University Revenue	3.125%	7/1/2042	3,235	2,726
University of Washington College & University Revenue	5.000%	4/1/2043	1,000	1,014
University of Washington College & University Revenue	3.250%	7/1/2043	125	105
University of Washington College & University Revenue PUT	4.000%	8/1/2027	3,700	3,745
Washington GO	4.000%	7/1/2026	22,870	23,073
Washington GO	5.000%	7/1/2026	395	396
Washington GO	5.000%	7/1/2026	6,000	6,092
Washington GO	5.000%	7/1/2026	10,000	10,154
Washington GO	4.000%	7/1/2027	1,155	1,181
Washington GO	4.000%	7/1/2027	350	358
Washington GO	5.000%	7/1/2027	480	499
Washington GO	5.000%	7/1/2027	355	356
Washington GO	5.000%	7/1/2027	10,000	10,390
Washington GO	5.000%	7/1/2027	22,000	22,858
Washington GO	5.000%	8/1/2027	1,445	1,504
Washington GO	5.000%	8/1/2027	10,190	10,608
Washington GO	4.000%	7/1/2028	380	394
Washington GO	4.000%	7/1/2028	1,170	1,214
Washington GO	5.000%	7/1/2028	1,825	1,832
Washington GO	5.000%	7/1/2028	8,200	8,727
Washington GO	5.000%	7/1/2028	4,700	5,002
Washington GO	5.000%	8/1/2028	1,660	1,729
Washington GO	5.000%	8/1/2028	1,950	1,984
Washington GO	5.000%	8/1/2028	5,555	5,923
Washington GO	5.000%	2/1/2029	1,225	1,321
Washington GO	4.000%	7/1/2029	14,600	15,345
Washington GO	5.000%	7/1/2029	1,265	1,270
Washington GO	5.000%	7/1/2029	1,100	1,197
Washington GO	5.000%	7/1/2029	1,000	1,088
Washington GO	5.000%	8/1/2029	540	562
Washington GO	5.000%	8/1/2029	4,110	4,481
Washington GO	5.000%	8/1/2029	2,910	3,173
Washington GO	5.000%	2/1/2030	6,000	6,610
Washington GO	5.000%	7/1/2030	730	733
Washington GO	5.000%	7/1/2030	10,095	11,217
Washington GO	5.000%	7/1/2030	10,005	11,117
Washington GO	5.000%	8/1/2030	2,460	2,502
Washington GO	5.000%	8/1/2030	480	499
Washington GO	5.000%	8/1/2030	3,100	3,225
Washington GO	5.000%	8/1/2030	2,500	2,601
144

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington GO	5.000%	8/1/2030	1,095	1,219
Washington GO	5.000%	7/1/2031	3,800	3,814
Washington GO	5.000%	7/1/2031	9,365	10,588
Washington GO	5.000%	8/1/2031	2,080	2,163
Washington GO	5.000%	8/1/2031	2,910	2,959
Washington GO	5.000%	8/1/2031	650	676
Washington GO	5.000%	8/1/2031	9,070	10,270
Washington GO	5.000%	8/1/2031	1,740	1,970
Washington GO	5.000%	7/1/2032	485	487
Washington GO	5.000%	7/1/2032	10,555	12,110
Washington GO	5.000%	8/1/2032	6,085	6,324
Washington GO	5.000%	8/1/2032	6,355	6,604
Washington GO	5.000%	8/1/2032	910	1,045
Washington GO	5.000%	8/1/2032	715	821
Washington GO	5.000%	8/1/2032	12,175	13,986
Washington GO	5.000%	2/1/2033	1,440	1,635
Washington GO	5.000%	7/1/2033	2,125	2,132
Washington GO	5.000%	7/1/2033	4,280	4,975
Washington GO	5.000%	8/1/2033	4,375	4,542
Washington GO	5.000%	8/1/2033	2,065	2,359
Washington GO	5.000%	8/1/2033	1,355	1,407
Washington GO	5.000%	8/1/2033	5,175	6,021
Washington GO	5.000%	2/1/2034	190	215
Washington GO	5.000%	7/1/2034	700	807
Washington GO	5.000%	8/1/2034	310	315
Washington GO	5.000%	8/1/2034	2,240	2,511
Washington GO	5.000%	8/1/2034	100	115
Washington GO	5.000%	8/1/2034	600	682
Washington GO	5.000%	2/1/2035	6,135	6,683
Washington GO	5.000%	2/1/2035	1,085	1,218
Washington GO	5.000%	8/1/2035	730	755
Washington GO	5.000%	8/1/2035	4,280	4,827
Washington GO	5.000%	8/1/2035	425	440
Washington GO	5.000%	2/1/2036	655	731
Washington GO	5.000%	7/1/2036	1,020	1,158
Washington GO	5.000%	8/1/2036	190	210
Washington GO	5.000%	8/1/2036	1,155	1,294
Washington GO	5.000%	2/1/2037	880	975
Washington GO	5.000%	2/1/2037	1,975	2,131
Washington GO	5.000%	8/1/2037	1,215	1,231
Washington GO	5.000%	8/1/2037	6,475	6,889
Washington GO	5.000%	8/1/2037	2,290	2,581
Washington GO	5.000%	8/1/2037	1,375	1,516
Washington GO	5.000%	8/1/2037	3,480	3,993
Washington GO	5.000%	2/1/2038	325	358
Washington GO	5.000%	2/1/2038	500	517
Washington GO	5.000%	6/1/2038	3,880	4,178
Washington GO	5.000%	8/1/2038	1,675	1,810
Washington GO	5.000%	8/1/2038	1,510	1,656
Washington GO	5.000%	8/1/2038	1,035	1,159
Washington GO	5.000%	8/1/2038	650	719
Washington GO	5.000%	8/1/2038	10,995	12,517
Washington GO	5.000%	2/1/2039	2,290	2,508
Washington GO	5.000%	2/1/2039	450	482
Washington GO	5.000%	2/1/2039	420	433
Washington GO	5.000%	2/1/2039	10,825	12,002
Washington GO	5.000%	6/1/2039	1,475	1,581
Washington GO	5.000%	8/1/2039	2,115	2,139
Washington GO	5.000%	8/1/2039	1,585	1,706
Washington GO	5.000%	8/1/2039	7,530	8,367
Washington GO	5.000%	8/1/2039	125	137
Washington GO	5.000%	8/1/2039	5,175	5,844
Washington GO	5.000%	8/1/2039	4,500	4,911
Washington GO	5.000%	8/1/2039	4,750	5,364
Washington GO	5.000%	8/1/2039	4,500	5,138
Washington GO	5.000%	2/1/2040	3,360	3,639
Washington GO	5.000%	2/1/2040	4,160	4,423
Washington GO	5.000%	2/1/2040	505	514
Washington GO	5.000%	6/1/2040	11,065	11,788
Washington GO	5.000%	8/1/2040	2,045	2,188
145

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	8/1/2040	4,615	5,001
	Washington GO	5.000%	8/1/2040	1,385	1,509
	Washington GO	5.000%	8/1/2040	7,500	8,255
	Washington GO	5.000%	8/1/2040	4,950	5,535
	Washington GO	5.000%	2/1/2041	6,915	7,441
	Washington GO	5.000%	2/1/2041	800	846
	Washington GO	5.000%	2/1/2041	50	51
	Washington GO	5.000%	2/1/2041	5,025	5,587
	Washington GO	5.000%	6/1/2041	2,950	3,128
	Washington GO	5.000%	8/1/2041	2,835	3,054
	Washington GO	5.000%	8/1/2041	3,610	3,738
	Washington GO	5.000%	8/1/2041	1,180	1,256
	Washington GO	5.000%	8/1/2041	20	21
	Washington GO	5.000%	8/1/2041	65	71
	Washington GO	5.000%	8/1/2041	975	1,054
	Washington GO	5.000%	2/1/2042	3,240	3,309
	Washington GO	5.000%	2/1/2042	2,260	2,380
	Washington GO	5.000%	2/1/2042	1,075	1,148
	Washington GO	5.000%	2/1/2042	130	138
	Washington GO	5.000%	2/1/2042	205	221
	Washington GO	5.000%	2/1/2042	1,515	1,653
	Washington GO	5.000%	8/1/2042	5,845	6,184
	Washington GO	5.000%	8/1/2042	10,015	10,837
	Washington GO	5.000%	8/1/2042	1,665	1,718
	Washington GO	5.000%	8/1/2042	850	912
	Washington GO	5.000%	8/1/2042	400	416
	Washington GO	5.000%	8/1/2042	13,240	14,507
	Washington GO	5.000%	2/1/2043	80	84
	Washington GO	5.000%	2/1/2043	1,490	1,595
	Washington GO	5.000%	2/1/2043	2,880	3,116
	Washington GO	5.000%	8/1/2043	1,070	1,101
	Washington GO	5.000%	8/1/2043	6,680	7,100
	Washington GO	5.000%	8/1/2043	340	353
	Washington GO	5.000%	8/1/2043	3,950	4,159
	Washington GO	5.000%	2/1/2044	3,680	3,841
	Washington GO	5.000%	2/1/2044	505	532
	Washington GO	5.000%	2/1/2044	815	866
	Washington GO	5.000%	8/1/2044	705	739
	Washington GO	5.000%	8/1/2044	125	132
	Washington GO	5.000%	8/1/2044	6,080	6,434
	Washington GO	5.000%	8/1/2044	90	96
	Washington GO	5.000%	8/1/2044	615	635
	Washington GO	5.000%	2/1/2045	260	273
	Washington GO	5.000%	8/1/2045	435	458
	Washington GO	5.000%	2/1/2046	215	227
	Washington GO	5.000%	2/1/2046	1,805	1,889
	Washington GO	5.000%	8/1/2046	5,070	5,323
	Washington GO	5.000%	8/1/2046	30	31
	Washington GO	5.000%	2/1/2047	11,055	11,550
	Washington GO	5.000%	8/1/2047	1,700	1,782
	Washington GO	5.000%	8/1/2047	5,000	5,349
	Washington GO	5.000%	8/1/2048	5,000	5,268
	Washington GO	5.000%	8/1/2048	7,765	8,226
	Washington GO	5.000%	8/1/2048	10,000	10,652
	Washington GO	5.000%	2/1/2049	5,000	5,302
	Washington GO	5.000%	6/1/2049	2,230	2,369
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2048	2,725	2,734
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2048	5,200	5,206
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	9,950	6,626
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	5,345	3,578
[3]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	1,110	765
[3]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	2,920	2,012
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	3,665	3,019
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	75	61
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2058	1,455	1,449
	WBRP 3.2 College & University Revenue	4.000%	1/1/2048	605	574
					1,179,007
146

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
West Virginia (0.0%)
[3]	Marshall University College & University Revenue	3.000%	5/1/2046	385	308
	West Virginia GO	5.000%	12/1/2041	35	36
	West Virginia GO	4.000%	6/1/2042	1,465	1,455
	West Virginia GO	4.000%	12/1/2042	1,205	1,195
	West Virginia GO	5.000%	12/1/2043	70	73
	West Virginia Higher Education Policy Commission College & University Revenue	4.000%	4/1/2034	1,180	1,180
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2043	2,705	2,774
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2047	4,470	4,173
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2047	2,895	3,005
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2051	1,025	941
					15,140
Wisconsin (0.6%)
	Dane County WI GO	2.500%	6/1/2027	1,780	1,767
	Franklin Public School District GO	4.000%	4/1/2045	17,230	16,422
	Howard-Suamico WI School District GO	1.750%	3/1/2032	4,530	3,992
	Madison WI Metropolitan School District GO	1.625%	3/1/2034	5,215	4,329
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2062	14,285	14,978
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2029	1,140	1,146
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2035	930	934
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2041	6,000	6,005
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2046	10,000	9,931
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2048	3,825	2,657
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2042	1,250	1,321
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.375%	7/1/2047	1,950	2,039
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/2052	2,255	2,365
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.625%	7/1/2055	1,500	1,583
[3]	Racine Unified School District GO	4.000%	4/1/2045	1,000	975
	Stoughton WI GO	2.375%	4/1/2027	1,205	1,191
	West De Pere School District GO	3.000%	4/1/2032	2,885	2,884
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2027	775	802
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	1,280	1,324
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	9,360	9,683
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/2027	155	159
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2045	4,650	1,867
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2050	3,000	929
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2055	3,000	725
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2060	20,500	3,847
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2026	4,010	4,072
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2027	2,275	2,367
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	2,585	2,690
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	1,610	1,676
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2029	850	926
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	660	734
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2031	3,585	4,067
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2032	3,775	4,355
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/2033	1,990	2,316
	Wisconsin GO	5.000%	11/1/2025	2,660	2,660
	Wisconsin GO	5.000%	5/1/2026	9,230	9,336
	Wisconsin GO	5.000%	11/1/2026	2,640	2,703
	Wisconsin GO	5.000%	11/1/2026	1,030	1,055
	Wisconsin GO	5.000%	5/1/2027	8,695	9,009
	Wisconsin GO	5.000%	5/1/2027	11,280	11,688
	Wisconsin GO	5.000%	11/1/2027	2,125	2,201
	Wisconsin GO	5.000%	11/1/2027	7,260	7,519
	Wisconsin GO	5.000%	5/1/2028	1,285	1,362
	Wisconsin GO	5.000%	11/1/2028	4,850	5,024
	Wisconsin GO	5.000%	11/1/2028	6,480	6,713
	Wisconsin GO	5.000%	5/1/2029	1,000	1,084
	Wisconsin GO	5.000%	5/1/2030	885	980
	Wisconsin GO	5.000%	5/1/2030	13,000	14,388
	Wisconsin GO	5.000%	5/1/2031	315	356
	Wisconsin GO	5.000%	5/1/2032	840	965
	Wisconsin GO	5.000%	5/1/2032	6,945	7,974
	Wisconsin GO	5.000%	5/1/2033	1,260	1,467
	Wisconsin GO	5.000%	5/1/2033	6,000	6,986
	Wisconsin GO	5.000%	5/1/2034	3,115	3,608
	Wisconsin GO	5.000%	5/1/2034	1,760	2,072
	Wisconsin GO	5.000%	5/1/2035	3,950	4,545
147

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin GO	5.000%	5/1/2036	11,385	13,002
	Wisconsin GO	5.000%	5/1/2036	1,275	1,496
	Wisconsin GO	5.000%	5/1/2037	10,080	11,431
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/2046	6,455	5,880
					252,562
Wyoming (0.0%)
[3]	University of Wyoming Local or Guaranteed Housing Revenue	4.000%	6/1/2051	7,000	6,467
Total Tax-Exempt Municipal Bonds (Cost $43,940,406)					43,928,239
				Shares
Temporary Cash Investments (0.3%)
Investment Company (0.3%)
[13]	Vanguard Municipal Low Duration Fund (Cost $148,824)	3.306%		14,882,370	148,824
Total Investments (100.1%) (Cost $44,089,230)					44,077,063
Other Assets and Liabilities—Net (-0.1%)					(43,546)
Net Assets (100%)					44,033,517
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
4	Step bond.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
8	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
9	Scheduled principal and interest payments are guaranteed by bank letter of credit.
10	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $27,037, representing 0.1% of net assets.
11	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
13	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.
148

Tax-Exempt Bond Index Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $43,940,406)	43,928,239
Affiliated Issuers (Cost $148,824)	148,824
Total Investments in Securities	44,077,063
Investment in Vanguard	1,036
Cash	69
Receivables for Investment Securities Sold	6,292
Receivables for Accrued Income	565,157
Receivables for Capital Shares Issued	55,736
Total Assets	44,705,353
Liabilities
Payables for Investment Securities Purchased	666,444
Payables for Capital Shares Redeemed	1,817
Payables for Distributions	2,954
Payables to Vanguard	621
Total Liabilities	671,836
Net Assets	44,033,517
At October 31, 2025, net assets consisted of:

Paid-in Capital	44,230,037
Total Distributable Earnings (Loss)	(196,520)
Net Assets	44,033,517

ETF Shares—Net Assets
Applicable to 820,639,761 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	41,421,664
Net Asset Value Per Share—ETF Shares	$50.47

Admiral™ Shares—Net Assets
Applicable to 129,674,908 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,611,853
Net Asset Value Per Share—Admiral Shares	$20.14

See accompanying Notes, which are an integral part of the Financial Statements.
149

Tax-Exempt Bond Index Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Interest[1]	1,342,978
Total Income	1,342,978
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,147
Management and Administrative—ETF Shares	6,587
Management and Administrative—Admiral Shares	1,571
Marketing and Distribution—ETF Shares	1,775
Marketing and Distribution—Admiral Shares	134
Custodian Fees	152
Auditing Fees	36
Shareholders’ Reports and Proxy Fees—ETF Shares	1,200
Shareholders’ Reports and Proxy Fees—Admiral Shares	26
Trustees’ Fees and Expenses	22
Other Expenses	330
Total Expenses	14,980
Expenses Paid Indirectly	(135)
Net Expenses	14,845
Net Investment Income	1,328,133
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(105,631)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	335,658
Net Increase (Decrease) in Net Assets Resulting from Operations	1,558,160
1	Interest income from an affiliated company of the fund was $8,088. There was no realized net gain (loss) or change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.
2	Includes $28,117 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
150

Tax-Exempt Bond Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,328,133	1,109,996
Realized Net Gain (Loss)	(105,631)	12,224
Change in Unrealized Appreciation (Depreciation)	335,658	1,850,144
Net Increase (Decrease) in Net Assets Resulting from Operations	1,558,160	2,972,364
Distributions
ETF Shares	(1,207,200)	(996,631)
Admiral Shares	(84,698)	(77,134)
Total Distributions	(1,291,898)	(1,073,765)
Capital Share Transactions
ETF Shares	5,956,979	5,224,013
Admiral Shares	(68,438)	418,862
Net Increase (Decrease) from Capital Share Transactions	5,888,541	5,642,875
Total Increase (Decrease)	6,154,803	7,541,474
Net Assets
Beginning of Period	37,878,714	30,337,240
End of Period	44,033,517	37,878,714

See accompanying Notes, which are an integral part of the Financial Statements.
151

Tax-Exempt Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$50.28	$47.36	$47.58	$54.63	$54.17
Investment Operations
Net Investment Income[1]	1.667	1.594	1.423	1.009	.937
Net Realized and Unrealized Gain (Loss) on Investments	.151	2.877	(.282)	(7.119)	.467
Total from Investment Operations	1.818	4.471	1.141	(6.110)	1.404
Distributions
Dividends from Net Investment Income	(1.628)	(1.551)	(1.361)	(.940)	(.944)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.628)	(1.551)	(1.361)	(.940)	(.944)
Net Asset Value, End of Period	$50.47	$50.28	$47.36	$47.58	$54.63
Total Return	3.73%	9.50%	2.31%	-11.30%	2.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41,422	$35,204	$28,209	$20,759	$14,139
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.05%[2]	0.05%[2]	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	3.36%	3.17%	2.87%	1.97%	1.70%
Portfolio Turnover Rate[3]	23%	19%	23%	23%	11%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%, 0.05%, 0.05%, and 0.05%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
152

Tax-Exempt Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.07	$18.90	$19.00	$21.83	$21.64
Investment Operations
Net Investment Income[1]	.659	.630	.562	.402	.366
Net Realized and Unrealized Gain (Loss) on Investments	.058	1.157	(.115)	(2.856)	.188
Total from Investment Operations	.717	1.787	.447	(2.454)	.554
Distributions
Dividends from Net Investment Income	(.647)	(.617)	(.547)	(.376)	(.364)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.647)	(.617)	(.547)	(.376)	(.364)
Net Asset Value, End of Period	$20.14	$20.07	$18.90	$19.00	$21.83
Total Return[2]	3.67%	9.49%	2.26%	-11.34%	2.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,612	$2,675	$2,128	$1,714	$908
Ratio of Total Expenses to Average Net Assets	0.08%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	3.32%	3.13%	2.83%	1.97%	1.66%
Portfolio Turnover Rate[4]	23%	19%	23%	23%	11%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%, 0.09%, 0.09%, and 0.09%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
153

Tax-Exempt Bond Index Fund
Notes to Financial Statements
Vanguard Tax-Exempt Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,036,000, representing less than 0.01% of the fund’s net assets and 0.41% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $135,000 (an annual rate of less than 0.01% of average net assets).
154

Tax-Exempt Bond Index Fund
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	43,928,239	—	43,928,239
Temporary Cash Investments	148,824	—	—	148,824
Total	148,824	43,928,239	—	44,077,063
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	26,796
Total Distributable Earnings (Loss)	(26,796)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	117,609
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	11,457
Capital Loss Carryforwards	(322,632)
Qualified Late-Year Losses	—
Other Temporary Differences	(2,954)
Total	(196,520)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Tax-Exempt Income	1,289,034	1,073,765
Ordinary Income*	2,864	—
Long-Term Capital Gains	—	—
Total	1,291,898	1,073,765
*	Includes short-term capital gains, if any.
155

Tax-Exempt Bond Index Fund
As of October 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	44,065,606
Gross Unrealized Appreciation	571,180
Gross Unrealized Depreciation	(559,723)
Net Unrealized Appreciation (Depreciation)	11,457
F.	During the year ended October 31, 2025, the fund purchased $17,786,038,000 of investment securities and sold $8,944,923,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $3,202,379,000 and $6,112,087,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2025, such purchases were $488,935,000 and sales were $616,915,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	12,582,858	253,971	10,099,019	201,463
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,625,879)	(133,500)	(4,875,006)	(96,900)
Net Increase (Decrease)—ETF Shares	5,956,979	120,471	5,224,013	104,563
Admiral Shares
Issued	1,017,444	51,389	1,099,868	54,753
Issued in Lieu of Cash Distributions	50,563	2,550	45,222	2,246
Redeemed	(1,136,445)	(57,549)	(726,228)	(36,300)
Net Increase (Decrease)—Admiral Shares	(68,438)	(3,610)	418,862	20,699
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
156

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Tax-Exempt Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Tax-Exempt Bond Index Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
157

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
Q14910 122025
158

Financial Statements
For the year ended October 31, 2025
Vanguard Intermediate-Term Tax-Exempt Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	75
Tax information	76

Intermediate-Term Tax-Exempt Bond ETF
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.6%)
Alabama (0.7%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2030	100	111
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2031	500	566
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2035	35	41
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/2026	75	76
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	250	260
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2025	50	50
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2026	215	220
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2028	405	433
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2029	65	71
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2031	200	223
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2032	50	56
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2033	250	277
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2034	1,000	1,104
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2035	240	263
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2036	380	391
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2038	85	87
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2040	375	379
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/2027	325	330
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/2027	500	513
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	4.000%	7/1/2043	235	223
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/2037	125	126
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	50	55
	Jefferson County AL Sewer Revenue	5.000%	10/1/2031	140	156
	Jefferson County AL Sewer Revenue	5.000%	10/1/2032	150	169
	Jefferson County AL Sewer Revenue	5.250%	10/1/2041	200	218
	Jefferson County AL Sewer Revenue	5.250%	10/1/2042	200	215
	University of Alabama College & University Revenue	3.500%	7/1/2042	140	128
	Water Works Board of the City of Birmingham Water Revenue	4.000%	1/1/2041	25	25
					6,766
Alaska (0.0%)
[1]	North Slope Borough AK GO	5.000%	6/30/2027	250	259
Arizona (1.0%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2027	215	223
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2028	215	228
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2042	75	76
	Arizona Board of Regents College & University Revenue	4.000%	8/1/2044	40	39
	Arizona COP, ETM	5.000%	10/1/2026	220	225
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2026	105	107
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2029	170	185
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	455	454
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	50	53
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/2026	500	511
	Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/15/2035	75	85
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/2041	15	15
[2]	Lake Havasu AZ Wastewater System Water Revenue	4.000%	7/1/2045	10	10
	Mesa AZ Utility System Water Revenue	4.000%	7/1/2032	35	35
	Mesa AZ Utility System Water Revenue	4.000%	7/1/2034	65	68
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2028	100	100
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2031	75	78
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	250	259
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	310	319
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2040	10	10
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2044	295	288
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2027	320	329
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2028	215	221
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2032	435	497
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2034	450	460
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	5/1/2039	750	853
1

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2044	165	180
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2045	225	244
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2026	50	50
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2027	235	242
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2027	130	134
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	310	326
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	110	116
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2029	365	384
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2030	105	111
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2031	100	105
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2032	35	37
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2032	100	114
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2033	615	645
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2033	100	116
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2035	770	911
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2036	250	295
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2043	55	59
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2044	265	285
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/2045	50	48
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2045	250	261
					10,391
California (14.7%)
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	100	102
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	150	152
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2026	300	300
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/2045	95	102
[2]	Alvord Unified School District GO	0.000%	8/1/2036	35	23
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2032	55	45
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/2036	100	72
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program) PUT	5.000%	4/1/2028	460	477
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	115	119
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	610	650
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2030	210	214
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	100	112
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	150	172
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2033	425	433
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2034	75	76
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2034	130	156
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/2036	125	125
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2037	125	126
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	100	115
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	60	65
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	50	54
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	110	121
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	210	230
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	400	400
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	235	228
	Beverly Hills CA Unified School District GO	3.000%	8/1/2044	100	83
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	45	48
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	70	72
	California Department of Water Resources Water Revenue	4.000%	12/1/2034	255	258
2

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Department of Water Resources Water Revenue	5.000%	12/1/2034	330	372
California Department of Water Resources Water Revenue	5.000%	12/1/2035	15	17
California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/2029	25	27
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	185	219
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	225	266
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	385	448
California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	75	86
California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2035	170	205
California GO	5.000%	11/1/2025	70	70
California GO	3.000%	3/1/2026	40	40
California GO	5.000%	4/1/2026	50	51
California GO	3.875%	8/1/2026	250	252
California GO	5.000%	8/1/2026	60	61
California GO	5.000%	8/1/2026	55	56
California GO	5.000%	8/1/2026	100	102
California GO	5.000%	8/1/2026	1,000	1,018
California GO	5.000%	8/1/2026	600	611
California GO	4.000%	9/1/2026	250	253
California GO	5.000%	9/1/2026	75	77
California GO	5.000%	9/1/2026	150	153
California GO	5.000%	9/1/2026	30	31
California GO	5.000%	9/1/2026	135	138
California GO	4.000%	10/1/2026	525	532
California GO	5.000%	10/1/2026	260	266
California GO	5.000%	12/1/2026	500	513
California GO	5.000%	4/1/2027	360	373
California GO	3.500%	8/1/2027	730	743
California GO	5.000%	8/1/2027	285	290
California GO	5.000%	8/1/2027	500	522
California GO	5.000%	8/1/2027	100	104
California GO	4.000%	9/1/2027	500	514
California GO	5.000%	9/1/2027	90	92
California GO	5.000%	9/1/2027	120	126
California GO	5.000%	10/1/2027	155	163
California GO	5.000%	11/1/2027	445	467
California GO	5.000%	11/1/2027	590	619
California GO	5.000%	12/1/2027	440	463
California GO	5.000%	4/1/2028	90	95
California GO	5.000%	8/1/2028	430	437
California GO	5.000%	8/1/2028	55	57
California GO	5.000%	8/1/2028	35	37
California GO	5.000%	8/1/2028	75	80
California GO	4.000%	9/1/2028	400	417
California GO	5.000%	9/1/2028	40	41
California GO	5.000%	9/1/2028	40	41
California GO	5.000%	9/1/2028	15	16
California GO	3.000%	10/1/2028	75	75
California GO	5.000%	10/1/2028	55	59
California GO	5.000%	10/1/2028	110	118
California GO	5.000%	11/1/2028	275	289
California GO	5.000%	12/1/2028	20	22
California GO	3.000%	3/1/2029	215	215
California GO	3.000%	3/1/2029	70	70
California GO	5.000%	3/1/2029	500	541
California GO	5.000%	4/1/2029	235	255
California GO	5.000%	4/1/2029	35	38
California GO	3.000%	8/1/2029	100	100
California GO	5.000%	8/1/2029	845	859
California GO	5.000%	8/1/2029	925	966
California GO	5.000%	8/1/2029	1,265	1,286
California GO	3.000%	9/1/2029	255	255
California GO	5.000%	9/1/2029	425	433
California GO	5.000%	9/1/2029	295	323
California GO	5.000%	10/1/2029	375	411
California GO	5.000%	10/1/2029	525	563
California GO	5.000%	10/1/2029	1,240	1,360
California GO	5.000%	11/1/2029	100	105
California GO	5.000%	11/1/2029	20	22
California GO	5.000%	3/1/2030	250	277
California GO	5.000%	4/1/2030	155	172
3

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	4/1/2030	155	172
	California GO	5.000%	8/1/2030	1,000	1,017
	California GO	5.000%	8/1/2030	60	63
	California GO	5.000%	8/1/2030	300	321
	California GO	5.000%	8/1/2030	35	39
	California GO	5.000%	8/1/2030	840	939
	California GO	5.000%	9/1/2030	800	815
	California GO	5.000%	9/1/2030	265	297
	California GO	5.000%	9/1/2030	100	112
	California GO	5.000%	9/1/2030	195	218
	California GO	5.000%	9/1/2030	125	125
	California GO	5.000%	9/1/2030	5	5
	California GO	5.000%	10/1/2030	260	286
	California GO	5.000%	10/1/2030	130	140
	California GO	5.000%	10/1/2030	60	67
	California GO	5.000%	10/1/2030	75	84
	California GO	5.000%	11/1/2030	150	158
	California GO	5.000%	11/1/2030	370	416
	California GO	5.000%	12/1/2030	305	343
	California GO	5.000%	3/1/2031	295	327
	California GO	5.000%	4/1/2031	60	68
	California GO	5.000%	4/1/2031	280	317
	California GO	5.000%	4/1/2031	240	260
	California GO	3.250%	8/1/2031	365	375
	California GO	5.000%	8/1/2031	100	114
	California GO	5.000%	8/1/2031	70	80
	California GO	5.000%	8/1/2031	100	114
	California GO	3.250%	9/1/2031	100	100
	California GO	5.000%	9/1/2031	25	25
	California GO	5.000%	9/1/2031	270	308
	California GO	5.000%	9/1/2031	100	114
	California GO	5.000%	9/1/2031	95	108
	California GO	5.000%	9/1/2031	300	342
	California GO	5.000%	9/1/2031	200	228
	California GO	5.000%	10/1/2031	100	110
	California GO	5.000%	11/1/2031	60	63
	California GO	5.000%	11/1/2031	1,000	1,122
	California GO	5.000%	12/1/2031	55	63
	California GO	5.000%	3/1/2032	1,215	1,343
	California GO	5.000%	3/1/2032	100	115
	California GO	5.000%	4/1/2032	15	17
	California GO	5.000%	4/1/2032	55	60
	California GO	3.500%	8/1/2032	205	214
	California GO	5.000%	8/1/2032	110	115
	California GO	5.000%	8/1/2032	300	348
	California GO	5.000%	8/1/2032	30	30
	California GO	5.000%	8/1/2032	5	5
[2]	California GO	5.250%	8/1/2032	305	353
	California GO	2.500%	9/1/2032	140	135
	California GO	5.000%	9/1/2032	100	102
	California GO	5.000%	9/1/2032	30	35
	California GO	5.000%	9/1/2032	260	302
	California GO	5.000%	9/1/2032	800	928
	California GO	5.000%	9/1/2032	55	64
	California GO	5.000%	9/1/2032	20	23
	California GO	5.000%	9/1/2032	125	125
	California GO	5.000%	10/1/2032	135	152
	California GO	5.000%	10/1/2032	120	137
	California GO	5.000%	11/1/2032	65	68
	California GO	5.000%	11/1/2032	40	45
	California GO	5.000%	12/1/2032	15	15
	California GO	5.000%	3/1/2033	600	700
	California GO	5.000%	4/1/2033	160	173
	California GO	5.000%	4/1/2033	75	86
	California GO	5.000%	4/1/2033	15	18
	California GO	4.000%	8/1/2033	300	302
	California GO	5.000%	8/1/2033	200	203
	California GO	5.000%	8/1/2033	65	76
	California GO	5.000%	8/1/2033	225	264
	California GO	5.000%	8/1/2033	755	886
4

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	3.000%	9/1/2033	135	135
California GO	5.000%	9/1/2033	100	115
California GO	5.000%	9/1/2033	40	47
California GO	5.000%	9/1/2033	320	376
California GO	5.000%	9/1/2033	405	476
California GO	3.000%	10/1/2033	100	100
California GO	4.000%	10/1/2033	100	107
California GO	4.000%	11/1/2033	10	10
California GO	5.000%	8/1/2034	500	593
California GO	4.000%	9/1/2034	150	165
California GO	5.000%	9/1/2034	500	594
California GO	5.000%	9/1/2034	380	451
California GO	4.000%	10/1/2034	350	372
California GO	5.000%	10/1/2034	250	290
California GO	5.000%	12/1/2034	10	11
California GO	5.000%	3/1/2035	30	33
California GO	5.000%	3/1/2035	200	219
California GO	5.000%	3/1/2035	195	233
California GO	5.000%	8/1/2035	100	118
California GO	5.000%	8/1/2035	500	599
California GO	3.000%	9/1/2035	50	49
California GO	4.000%	9/1/2035	265	266
California GO	4.000%	9/1/2035	500	503
California GO	5.000%	9/1/2035	75	76
California GO	5.000%	9/1/2035	150	171
California GO	5.000%	9/1/2035	215	252
California GO	5.000%	10/1/2035	20	23
California GO	4.000%	11/1/2035	40	41
California GO	4.000%	11/1/2035	125	131
California GO	5.000%	11/1/2035	10	10
California GO	5.000%	12/1/2035	55	61
California GO	4.000%	3/1/2036	410	427
California GO	5.000%	3/1/2036	60	65
California GO	5.000%	3/1/2036	175	207
California GO	5.000%	4/1/2036	275	295
California GO	4.000%	8/1/2036	40	40
California GO	4.000%	8/1/2036	105	113
California GO	5.000%	8/1/2036	50	51
California GO	5.000%	8/1/2036	80	94
California GO	5.000%	8/1/2036	275	326
California GO	3.000%	9/1/2036	35	34
California GO	4.000%	9/1/2036	50	50
California GO	4.000%	9/1/2036	100	101
California GO	5.000%	9/1/2036	35	36
California GO	5.000%	9/1/2036	595	676
California GO	5.000%	9/1/2036	500	568
California GO	5.000%	9/1/2036	40	46
California GO	5.000%	9/1/2036	20	23
California GO	3.000%	10/1/2036	50	49
California GO	4.000%	10/1/2036	275	283
California GO	4.000%	10/1/2036	360	377
California GO	5.000%	10/1/2036	425	487
California GO	4.000%	11/1/2036	105	106
California GO	5.000%	11/1/2036	125	138
California GO	4.000%	3/1/2037	155	160
California GO	5.000%	4/1/2037	55	59
California GO	4.000%	8/1/2037	25	25
California GO	5.000%	8/1/2037	65	69
California GO	5.000%	8/1/2037	250	290
California GO	5.000%	8/1/2037	355	417
California GO	4.000%	9/1/2037	240	241
California GO	5.000%	9/1/2037	45	52
California GO	3.000%	10/1/2037	440	421
California GO	4.000%	10/1/2037	200	208
California GO	5.000%	10/1/2037	125	139
California GO	4.000%	11/1/2037	230	238
California GO	5.000%	11/1/2037	125	141
California GO	4.000%	3/1/2038	15	15
California GO	5.000%	8/1/2038	15	15
California GO	5.000%	8/1/2039	250	286
5

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	8/1/2039	265	307
California GO	5.000%	9/1/2039	150	167
California GO	5.000%	9/1/2039	205	233
California GO	4.000%	10/1/2039	630	642
California GO	4.000%	10/1/2039	205	210
California GO	5.000%	11/1/2039	40	42
California GO	3.000%	11/1/2040	35	32
California GO	4.000%	11/1/2040	130	132
California GO	5.000%	8/1/2041	300	340
California GO	5.000%	9/1/2041	120	130
California GO	5.000%	9/1/2041	100	112
California GO	4.000%	10/1/2041	30	30
California GO	5.000%	10/1/2041	80	86
California GO	3.000%	11/1/2041	25	22
California GO	5.000%	3/1/2042	400	446
California GO	4.000%	4/1/2042	180	182
California GO	5.000%	4/1/2042	100	103
California GO	5.000%	8/1/2042	540	605
California GO	5.000%	9/1/2042	60	65
California GO	5.000%	10/1/2042	20	21
California GO	5.000%	10/1/2042	630	690
California GO	5.000%	11/1/2042	260	284
California GO	4.000%	2/1/2043	55	55
California GO	4.000%	4/1/2043	10	10
California GO	5.000%	8/1/2043	515	571
California GO	4.000%	9/1/2043	450	453
California GO	4.000%	9/1/2043	125	126
California GO	5.000%	9/1/2043	220	240
California GO	5.000%	9/1/2043	380	416
California GO	2.375%	12/1/2043	455	341
California GO	3.000%	12/1/2043	65	55
California GO	5.250%	8/1/2044	85	94
California GO	4.000%	10/1/2044	85	84
California GO	4.000%	11/1/2044	210	206
California GO	4.000%	3/1/2045	80	78
California GO	4.125%	3/1/2045	65	65
California GO	5.000%	3/1/2045	500	545
California GO	5.000%	4/1/2045	30	31
California GO	5.000%	8/1/2045	505	553
California GO	5.000%	8/1/2045	360	394
California GO, Prere.	5.000%	3/1/2030	5	6
California GO, Prere.	5.000%	3/1/2030	5	6
California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2042	35	36
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2044	300	313
California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/2029	10	10
California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/2045	75	73
California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2038	20	21
California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2043	290	298
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2026	210	210
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2026	170	173
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2026	70	72
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2028	15	16
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	220	237
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2030	130	145
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2031	130	146
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2031	175	199
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2032	110	126
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2032	420	476
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2036	310	345
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2040	150	169
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2041	145	161
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2042	25	28
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	30	33
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	65	70
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	290	312
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2027	115	120
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	265	290
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	140	162
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	15	15
6

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	200	237
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2034	55	56
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	200	233
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	200	231
[1]	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	500	584
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	30	34
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	520	596
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/2039	300	281
[1]	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2040	500	572
[1]	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2042	500	558
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2044	70	76
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	130	136
[1]	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	225	247
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2045	55	60
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/2037	20	21
	California State University College & University Revenue	5.000%	11/1/2025	45	45
	California State University College & University Revenue	5.000%	11/1/2026	170	172
	California State University College & University Revenue	5.000%	11/1/2026	50	50
	California State University College & University Revenue	5.000%	11/1/2027	10	10
	California State University College & University Revenue	5.000%	11/1/2027	10	10
	California State University College & University Revenue	5.000%	11/1/2028	20	21
	California State University College & University Revenue	5.000%	11/1/2029	65	66
	California State University College & University Revenue	5.000%	11/1/2029	300	332
	California State University College & University Revenue	5.000%	11/1/2030	235	244
	California State University College & University Revenue	5.000%	11/1/2030	350	397
	California State University College & University Revenue	5.000%	11/1/2031	180	187
	California State University College & University Revenue	5.000%	11/1/2031	65	65
	California State University College & University Revenue	5.000%	11/1/2032	145	151
	California State University College & University Revenue	5.000%	11/1/2034	230	279
	California State University College & University Revenue	3.125%	11/1/2036	105	102
	California State University College & University Revenue	5.000%	11/1/2037	300	356
	California State University College & University Revenue	5.000%	11/1/2041	100	101
	California State University College & University Revenue	5.000%	11/1/2041	300	341
	California State University College & University Revenue	5.000%	11/1/2042	100	102
	California State University College & University Revenue	4.000%	11/1/2043	65	64
	California State University College & University Revenue	5.000%	11/1/2043	355	355
	California State University College & University Revenue	5.000%	11/1/2043	15	15
	California State University College & University Revenue	5.000%	11/1/2044	475	521
	California State University College & University Revenue PUT	3.125%	11/1/2026	75	75
	Chabot-Las Positas Community College District GO	4.000%	8/1/2033	250	252
	Chabot-Las Positas Community College District GO	4.000%	8/1/2035	300	301
	Chino Basin Regional Financing Authority Lease Revenue, ETM	4.000%	11/1/2025	580	580
[2]	Coachella CA Valley Unified School District GO	0.000%	8/1/2043	75	35
	Coast Community College District GO	0.000%	8/1/2043	220	102
[2]	Corona-Norco Unified School District GO	0.000%	8/1/2039	110	61
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	810	845
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2032	105	109
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2034	40	42
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2037	100	120
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	400	401
	East County Advanced Water Purification Joint Powers Authority Water Revenue	5.000%	9/1/2026	725	735
	El Camino Community College District Foundation GO	0.000%	8/1/2038	500	321
[2]	Folsom Cordova Unified School District GO	4.000%	10/1/2044	320	317
	Foothill-De Anza Community College District GO	4.000%	8/1/2040	145	144
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	100	114
	Fremont Union High School District GO	4.000%	8/1/2040	35	35
	Fresno Unified School District GO	4.000%	8/1/2041	60	60
	Fresno Unified School District GO	0.000%	8/1/2043	480	211
	Glendale Community College District GO	0.000%	2/1/2045	1,045	424
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2044	280	289
[3]	Hayward Unified School District GO	4.000%	8/1/2043	120	119
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2043	155	156
	Los Angeles CA Community College District GO	5.000%	8/1/2027	50	52
	Los Angeles CA Community College District GO	5.000%	8/1/2032	195	230
	Los Angeles CA Community College District GO	4.000%	8/1/2037	25	25
	Los Angeles CA Community College District GO	3.000%	8/1/2039	100	94
	Los Angeles CA Unified School District COP	5.000%	10/1/2033	5	6
	Los Angeles CA Unified School District COP	5.000%	10/1/2034	120	141
	Los Angeles CA Unified School District COP	5.000%	10/1/2035	120	140
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2033	10	12
7

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	180	215
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	180	215
Los Angeles CA Unified School District GO	5.000%	7/1/2026	100	102
Los Angeles CA Unified School District GO	5.000%	7/1/2027	200	209
Los Angeles CA Unified School District GO	5.000%	7/1/2028	410	435
Los Angeles CA Unified School District GO	5.000%	7/1/2029	1,000	1,104
Los Angeles CA Unified School District GO	5.000%	7/1/2029	100	110
Los Angeles CA Unified School District GO	5.000%	7/1/2029	100	110
Los Angeles CA Unified School District GO	5.000%	7/1/2029	250	276
Los Angeles CA Unified School District GO	5.000%	7/1/2030	100	102
Los Angeles CA Unified School District GO	5.000%	7/1/2030	495	560
Los Angeles CA Unified School District GO	3.000%	7/1/2031	1,095	1,096
Los Angeles CA Unified School District GO	4.000%	7/1/2031	25	27
Los Angeles CA Unified School District GO	5.000%	7/1/2032	185	219
Los Angeles CA Unified School District GO	4.000%	7/1/2033	10	10
Los Angeles CA Unified School District GO	5.000%	7/1/2034	320	388
Los Angeles CA Unified School District GO	5.000%	7/1/2036	100	119
Los Angeles CA Unified School District GO	4.000%	7/1/2038	205	210
Los Angeles CA Unified School District GO	4.000%	7/1/2038	30	31
Los Angeles CA Unified School District GO	5.000%	7/1/2038	15	16
Los Angeles CA Unified School District GO	5.000%	7/1/2039	250	290
Los Angeles CA Unified School District GO	4.000%	7/1/2040	140	142
Los Angeles CA Unified School District GO	5.000%	7/1/2040	225	258
Los Angeles CA Unified School District GO	5.000%	7/1/2041	20	22
Los Angeles CA Unified School District GO	5.000%	7/1/2041	225	255
Los Angeles CA Unified School District GO	5.000%	7/1/2042	300	336
Los Angeles CA Unified School District GO	5.250%	7/1/2042	300	312
Los Angeles CA Unified School District GO	5.250%	7/1/2042	30	34
Los Angeles CA Unified School District GO	5.250%	7/1/2042	750	780
Los Angeles CA Unified School District GO	5.000%	7/1/2043	50	55
Los Angeles CA Unified School District GO	5.000%	7/1/2043	205	227
Los Angeles CA Unified School District GO	4.000%	7/1/2044	470	468
Los Angeles CA Unified School District GO	5.000%	7/1/2044	100	110
Los Angeles CA Unified School District GO	5.000%	7/1/2045	315	343
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2026	125	127
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2030	100	112
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2041	250	283
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2034	10	12
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2026	40	41
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	275	287
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	40	43
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	55	62
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	15	17
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	10	10
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	175	196
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	15	15
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	60	67
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	50	52
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	5	5
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	75	80
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2035	975	1,076
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	5	5
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	5	5
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	200	203
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	40	42
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	200	210
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	95	98
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	55	56
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	495	515
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2040	185	185
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	200	224
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2043	90	88
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	30	33
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	85	94
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	10	11
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	35	38
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	255	275
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	220	236
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	110	117
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	445	463
8

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	15	16
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	310	328
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	200	219
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	25	25
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	25	26
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	25	26
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	290	304
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	30	32
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	25	27
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	35	39
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	160	176
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	95	105
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	650	709
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	35	39
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	170	190
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	395	442
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	60	64
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	5	6
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	45	47
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	15	17
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	20	23
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	120	138
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	20	20
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	155	179
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	210	240
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	170	198
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	205	231
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	270	306
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	100	114
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	370	415
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	60	67
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	390	434
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	125	132
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	185	198
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	50	53
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	240	256
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	490	530
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	500	500
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	145	147
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	85	90
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	65	70
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	350	381
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	315	333
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	765	817
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	490	505
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2044	300	327
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	35	36
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	410	434
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	15	16
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	235	254
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	15	16
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	200	224
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	450	511
9

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	25	29
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	15	17
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	110	116
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	35	41
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	350	367
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	60	64
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	50	57
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	40	44
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	105	115
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	365	407
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	195	207
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	125	135
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	15	16
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	160	173
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	140	140
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	85	90
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	225	239
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	105	112
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	60	62
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	65	69
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	250	252
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	140	149
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	15	15
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2031	435	444
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2032	20	20
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2033	205	206
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2034	200	201
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2035	580	582
	Mount San Antonio Community College District GO	5.875%	8/1/2028	30	32
	Mount San Antonio Community College District GO	5.000%	8/1/2044	30	31
[4]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/2028	0.000%	8/1/2043	75	76
	Mount San Jacinto Community College District GO	4.000%	8/1/2043	300	299
[2]	Napa Valley Unified School District GO	4.000%	8/1/2044	60	59
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/2034	15	15
[2]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2038	200	121
	Orange County Municipal Water District Water Facilities Corp. Water Revenue	4.000%	8/15/2041	60	60
	Palo Alto Unified School District GO	3.250%	8/1/2042	125	114
	Poway Unified School District GO	0.000%	8/1/2033	55	44
	Poway Unified School District GO	0.000%	8/1/2034	420	326
	Poway Unified School District GO	0.000%	8/1/2037	300	203
	Poway Unified School District GO	0.000%	8/1/2040	390	225
[2]	Rialto Unified School District GO	0.000%	8/1/2036	300	197
	Rio Hondo CA Community College District GO	6.625%	8/1/2042	100	123
	Rio Hondo CA Community College District GO	6.850%	8/1/2042	50	62
	Rio Hondo CA Community College District GO	0.000%	8/1/2044	110	45
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2037	20	21
	Riverside Unified School District GO	4.000%	8/1/2042	250	250
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2041	100	100
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2043	25	26
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2038	65	70
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2040	55	59
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2041	50	53
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2045	105	103
[2]	San Bernardino City Unified School District GO	3.000%	8/1/2044	300	247
[2]	San Diego CA Unified School District GO	5.500%	7/1/2027	225	237
	San Diego CA Unified School District GO	4.000%	7/1/2029	70	71
	San Diego CA Unified School District GO	0.000%	7/1/2030	115	102
	San Diego CA Unified School District GO	5.000%	7/1/2034	150	183
	San Diego CA Unified School District GO	0.000%	7/1/2035	75	56
	San Diego CA Unified School District GO	0.000%	7/1/2038	1,150	740
	San Diego CA Unified School District GO	0.000%	7/1/2041	100	54
	San Diego CA Unified School District GO	5.000%	7/1/2041	300	359
	San Diego CA Unified School District GO	3.125%	7/1/2042	65	57
	San Diego CA Unified School District GO	5.000%	7/1/2042	55	65
	San Diego CA Unified School District GO	0.000%	7/1/2043	50	24
	San Diego CA Unified School District GO	5.000%	7/1/2043	175	192
	San Diego CA Unified School District GO	4.000%	7/1/2044	80	79
	San Diego CA Unified School District GO	0.000%	7/1/2045	200	86
	San Diego CA Unified School District GO	2.000%	7/1/2045	15	10
	San Diego CA Unified School District GO	2.250%	7/1/2045	140	96
10

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego CA Unified School District GO	4.000%	7/1/2045	5	5
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2040	150	161
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	20	20
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2036	50	59
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2041	100	101
	San Diego County Water Authority Water Revenue	4.000%	5/1/2033	105	113
	San Diego County Water Authority Water Revenue	4.000%	5/1/2034	150	161
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2045	15	15
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2044	250	250
	San Diego Public Facilities Financing Authority Sewer Revenue	4.000%	5/15/2026	20	20
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2029	35	35
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2028	50	51
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2035	250	304
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2037	50	51
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	100	94
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2040	20	15
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2042	50	50
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	500	560
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2044	150	149
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2045	220	242
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	80	82
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	200	211
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2028	285	292
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2029	800	818
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2031	200	233
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	200	237
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	75	89
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	200	242
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	240	295
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	250	260
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2037	100	118
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2042	55	54
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2044	40	43
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	4.000%	3/1/2041	40	40
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/2033	50	56
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2036	160	110
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2034	150	156
	San Juan Unified School District GO	3.000%	8/1/2026	85	85
[5]	San Mateo County Community College District GO	0.000%	9/1/2032	50	42
[5]	San Mateo County Community College District GO	0.000%	9/1/2036	250	180
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/2044	60	60
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2043	285	295
[4]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/2028	0.000%	9/1/2041	80	86
	Santa Barbara Secondary High School District GO	0.000%	8/1/2040	60	33
	Santa Clara County CA GO	3.375%	8/1/2037	25	25
	Santa Clara County CA GO	3.500%	8/1/2038	15	15
	Santa Clara County CA GO	3.250%	8/1/2039	60	57
	Santa Clara Unified School District GO	3.500%	7/1/2042	25	24
	Santa Clara Unified School District GO	3.250%	7/1/2044	105	91
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2026	140	141
	Santa Clara Valley Water District (Water Utility System Improvement Project) COP	4.000%	6/1/2026	335	337
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/2026	245	248
	Santa Monica Community College District GO	4.000%	8/1/2045	25	25
	Southern California Metropolitan Water District Water Revenue	2.500%	7/1/2026	250	249
	Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2028	250	254
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2028	220	238
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2032	160	188
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2034	100	121
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2037	85	102
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	90	98
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2036	345	388
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	5	5
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	15	17
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	100	100
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	70	74
	Sweetwater Union High School District GO	4.000%	8/1/2042	100	99
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	530	539
11

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Twin Rivers Unified School District GO	0.000%	8/1/2041	620	305
	University of California College & University Revenue	5.000%	5/15/2026	70	71
	University of California College & University Revenue	5.000%	5/15/2027	75	78
	University of California College & University Revenue	5.000%	5/15/2028	385	401
	University of California College & University Revenue	5.000%	5/15/2028	250	267
	University of California College & University Revenue	5.000%	5/15/2029	20	21
	University of California College & University Revenue	5.000%	5/15/2029	1,055	1,157
	University of California College & University Revenue	5.000%	5/15/2029	250	274
	University of California College & University Revenue	5.000%	5/15/2029	210	230
	University of California College & University Revenue	5.000%	5/15/2030	535	600
	University of California College & University Revenue	5.000%	5/15/2031	150	171
	University of California College & University Revenue	5.000%	5/15/2032	65	68
	University of California College & University Revenue	5.000%	5/15/2032	250	291
	University of California College & University Revenue	5.000%	5/15/2033	450	533
	University of California College & University Revenue	5.000%	5/15/2033	200	237
	University of California College & University Revenue	5.000%	5/15/2033	400	474
	University of California College & University Revenue	4.000%	5/15/2034	450	458
	University of California College & University Revenue	5.000%	5/15/2034	100	118
	University of California College & University Revenue	5.000%	5/15/2034	375	448
	University of California College & University Revenue	5.000%	5/15/2034	250	299
	University of California College & University Revenue	5.000%	5/15/2035	380	443
	University of California College & University Revenue	5.000%	5/15/2035	150	178
	University of California College & University Revenue	5.000%	5/15/2035	150	178
	University of California College & University Revenue	5.000%	5/15/2035	400	481
	University of California College & University Revenue	5.000%	5/15/2037	25	26
	University of California College & University Revenue	5.000%	5/15/2037	35	39
	University of California College & University Revenue	5.000%	5/15/2037	100	116
	University of California College & University Revenue	5.000%	5/15/2037	225	262
	University of California College & University Revenue	5.000%	5/15/2037	400	472
	University of California College & University Revenue	5.000%	5/15/2037	120	142
	University of California College & University Revenue	5.000%	5/15/2037	250	295
	University of California College & University Revenue	5.000%	5/15/2038	65	75
	University of California College & University Revenue	5.000%	5/15/2038	240	276
	University of California College & University Revenue	5.000%	5/15/2038	125	146
	University of California College & University Revenue	5.000%	5/15/2038	450	525
	University of California College & University Revenue	5.000%	5/15/2039	680	768
	University of California College & University Revenue	5.000%	5/15/2039	575	658
	University of California College & University Revenue	5.000%	5/15/2039	250	289
	University of California College & University Revenue	5.000%	5/15/2039	250	289
	University of California College & University Revenue	5.000%	5/15/2040	110	124
	University of California College & University Revenue	5.000%	5/15/2040	15	17
	University of California College & University Revenue	5.000%	5/15/2040	250	285
	University of California College & University Revenue	5.000%	5/15/2041	15	16
	University of California College & University Revenue	5.000%	5/15/2041	95	105
	University of California College & University Revenue	5.000%	5/15/2041	170	190
	University of California College & University Revenue	5.000%	5/15/2041	250	282
	University of California College & University Revenue	5.000%	5/15/2042	25	27
	University of California College & University Revenue	5.000%	5/15/2042	5	6
	University of California College & University Revenue	5.000%	5/15/2042	40	44
	University of California College & University Revenue	5.250%	5/15/2042	350	359
	University of California College & University Revenue	5.000%	5/15/2043	500	519
	University of California College & University Revenue	5.000%	5/15/2043	80	85
	University of California College & University Revenue	5.000%	5/15/2043	140	153
	University of California College & University Revenue	5.000%	5/15/2043	280	308
	University of California College & University Revenue	5.000%	5/15/2043	400	440
	University of California College & University Revenue	5.000%	5/15/2044	55	61
	University of California College & University Revenue	4.000%	5/15/2045	60	59
	University of California College & University Revenue	5.000%	5/15/2045	25	27
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	175	176
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	250	262
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2041	50	51
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2042	470	481
	Ventura County Community College District GO	3.125%	8/1/2031	60	60
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	200	207
[2]	West Contra Costa Unified School District GO	0.000%	8/1/2032	250	207
	Westside Union School District GO	0.000%	8/1/2045	575	232
	William S Hart Union High School District GO	0.000%	8/1/2033	50	40
[2]	William S Hart Union High School District GO	0.000%	8/1/2035	85	63
12

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	William S Hart Union High School District GO	3.500%	8/1/2038	190	189
					147,558
Colorado (1.0%)
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2030	505	517
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2031	195	200
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2040	100	100
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	80	82
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	195	200
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2027	250	263
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2031	90	103
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2041	130	147
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2044	25	28
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	720	732
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2041	100	100
	Colorado COP	5.000%	12/15/2030	55	59
	Colorado COP	5.000%	12/15/2031	155	173
	Colorado COP	5.000%	12/15/2031	70	80
	Colorado COP	5.000%	12/15/2032	130	144
	Colorado COP	5.000%	12/15/2033	95	107
	Colorado COP	4.000%	12/15/2035	105	109
	Colorado COP	3.000%	12/15/2036	435	411
	Colorado COP	4.000%	12/15/2036	245	249
	Colorado COP	4.000%	12/15/2036	5	5
	Colorado COP	4.000%	12/15/2037	25	25
	Colorado COP	4.000%	12/15/2037	40	41
	Colorado COP	5.000%	3/15/2038	100	103
	Colorado COP	4.000%	12/15/2038	135	138
	Colorado COP	6.000%	12/15/2038	25	29
	Colorado COP	4.000%	12/15/2039	75	76
	Colorado COP	4.000%	12/15/2039	40	41
	Colorado COP	6.000%	12/15/2039	250	292
	Colorado COP	4.000%	12/15/2040	25	25
	Colorado COP	6.000%	12/15/2040	460	534
	Colorado COP	6.000%	12/15/2041	300	345
	Colorado COP	4.000%	3/15/2044	135	131
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	100	110
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/2025	155	155
	Denver City & County Board of Water Commissioners Water Revenue	4.000%	9/15/2042	20	20
	Denver City & County School District No. 1 GO	5.000%	12/1/2025	115	115
	Denver City & County School District No. 1 GO	4.000%	12/1/2026	90	90
	Denver City & County School District No. 1 GO	5.000%	12/1/2037	50	51
	Denver City & County School District No. 1 GO	3.000%	12/1/2043	200	163
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.375%	6/1/2043	50	50
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2025	190	190
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2032	100	102
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/2043	95	93
	Denver CO City & County GO	5.000%	8/1/2028	75	80
	Denver CO City & County GO	5.000%	8/1/2029	230	251
	Denver CO City & County Pledged Excise Sales Tax Revenue	5.000%	8/1/2044	190	190
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	5.000%	8/1/2041	120	121
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2028	100	107
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	135	118
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2039	50	25
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2041	10	5
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2027	850	808
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2028	400	369
	El Paso County School District No. 20 Academy GO	4.000%	12/15/2040	30	30
	Jefferson County School District R-1 GO	5.000%	12/15/2035	115	122
[2]	Rampart Range Metropolitan District No. 1 Sales Tax Revenue	5.000%	12/1/2042	140	141
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/2033	115	120
	Regional Transportation District Sales Tax Revenue	2.000%	11/1/2041	120	88
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2028	95	102
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	180	197
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	80	88
	University of Colorado College & University Revenue	4.000%	6/1/2043	35	34
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	60	62
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	30	31
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/2044	100	104
					9,921
13

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut (2.7%)
Connecticut GO	5.000%	11/15/2025	150	150
Connecticut GO	5.000%	11/15/2025	1,000	1,001
Connecticut GO	4.000%	1/15/2026	75	75
Connecticut GO	5.000%	1/15/2026	70	70
Connecticut GO	5.000%	4/15/2026	265	268
Connecticut GO	5.000%	8/15/2026	100	102
Connecticut GO	5.000%	8/15/2026	300	305
Connecticut GO	5.000%	11/15/2026	220	225
Connecticut GO	5.000%	11/15/2026	170	174
Connecticut GO	5.000%	12/1/2026	155	159
Connecticut GO	4.000%	1/15/2027	65	66
Connecticut GO	5.000%	1/15/2027	80	82
Connecticut GO	5.000%	3/15/2027	150	155
Connecticut GO	5.000%	4/15/2027	120	124
Connecticut GO	5.000%	6/15/2027	100	104
Connecticut GO	5.000%	11/15/2027	535	560
Connecticut GO	5.000%	11/15/2027	200	210
Connecticut GO	4.000%	1/15/2028	185	190
Connecticut GO	4.000%	1/15/2028	45	46
Connecticut GO	5.000%	10/15/2028	110	112
Connecticut GO	5.000%	11/15/2028	255	273
Connecticut GO	4.000%	1/15/2029	100	104
Connecticut GO	4.000%	1/15/2029	115	120
Connecticut GO	5.000%	1/15/2029	100	107
Connecticut GO	4.000%	1/15/2030	190	201
Connecticut GO	4.000%	1/15/2030	275	290
Connecticut GO	5.000%	3/15/2030	150	165
Connecticut GO	5.000%	11/15/2030	60	67
Connecticut GO	4.000%	1/15/2031	450	480
Connecticut GO	4.000%	1/15/2031	345	368
Connecticut GO	5.000%	1/15/2031	140	153
Connecticut GO	5.000%	3/15/2031	150	168
Connecticut GO	3.500%	4/15/2031	35	35
Connecticut GO	5.000%	4/15/2031	590	637
Connecticut GO	5.000%	9/15/2031	190	215
Connecticut GO	4.000%	1/15/2032	35	38
Connecticut GO	5.000%	3/15/2032	250	285
Connecticut GO	5.000%	4/15/2032	575	620
Connecticut GO	5.000%	9/1/2032	375	431
Connecticut GO	3.000%	10/15/2032	70	70
Connecticut GO	5.000%	11/15/2032	25	29
Connecticut GO	5.000%	12/1/2032	455	524
Connecticut GO	4.000%	1/15/2033	325	349
Connecticut GO	4.000%	1/15/2033	25	26
Connecticut GO	5.000%	1/15/2033	165	190
Connecticut GO	5.000%	3/15/2033	150	174
Connecticut GO	5.000%	4/15/2033	40	43
Connecticut GO	3.000%	1/15/2034	55	55
Connecticut GO	5.000%	11/15/2034	200	235
Connecticut GO	4.000%	3/15/2035	30	30
Connecticut GO	5.000%	8/15/2035	110	130
Connecticut GO	5.000%	8/15/2035	100	118
Connecticut GO	4.000%	10/15/2035	175	176
Connecticut GO	5.000%	11/15/2035	50	58
Connecticut GO	4.000%	1/15/2036	40	42
Connecticut GO	4.000%	3/15/2036	100	100
Connecticut GO	5.000%	3/15/2036	100	117
Connecticut GO	5.000%	8/15/2036	205	240
Connecticut GO	3.000%	1/15/2037	130	124
Connecticut GO	4.000%	1/15/2037	250	257
Connecticut GO	4.000%	4/15/2037	65	65
Connecticut GO	5.000%	1/15/2038	400	453
Connecticut GO	2.000%	1/15/2041	40	28
Connecticut GO	5.000%	3/15/2042	100	110
Connecticut GO	3.000%	11/15/2042	140	122
Connecticut GO	5.000%	8/15/2044	190	206
Connecticut GO	5.000%	3/15/2045	100	108
Connecticut GO	5.000%	8/15/2045	185	200
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	525	533
14

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	800	812
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2027	180	186
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	100	104
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	250	260
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2027	65	68
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2028	110	116
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	145	154
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	1,000	1,062
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	170	180
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2028	405	413
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2029	45	49
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2029	75	80
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	85	94
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	75	83
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	15	17
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	300	332
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	110	122
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2031	2,070	2,175
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	200	225
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	25	28
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	280	316
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	175	197
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	45	50
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	410	470
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	230	264
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	200	229
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2033	110	123
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2034	120	131
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2035	55	61
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	85	98
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/2035	130	130
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2035	85	95
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2036	95	99
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	100	103
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2036	115	132
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2036	135	152
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2036	185	195
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2037	180	186
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	425	483
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2038	120	129
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2038	75	78
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2039	225	229
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2039	10	10
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2040	20	21
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2040	250	280
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2041	35	37
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2043	135	148
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	95	111
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	50	59
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.125%	7/1/2041	55	55
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/2028	250	263
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2030	300	331
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2032	1,000	1,138
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/2/2035	250	292
[2]	New Haven CT GO	5.000%	8/1/2032	160	181
					27,283
Delaware (0.2%)
	Delaware GO	5.000%	1/1/2027	110	113
	Delaware GO	5.000%	1/1/2028	471	496
	Delaware GO	5.000%	3/1/2029	130	140
	Delaware GO	5.000%	3/1/2031	200	226
	Delaware GO	5.000%	3/1/2032	705	810
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2044	60	59
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/2030	50	56
					1,900
District of Columbia (2.0%)
	District of Columbia Appropriations Revenue	5.000%	12/1/2034	315	340
	District of Columbia College & University Revenue	5.000%	4/1/2033	50	51
	District of Columbia College & University Revenue	5.000%	4/1/2034	105	107
15

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia College & University Revenue PUT	5.000%	4/3/2035	300	339
	District of Columbia GO	5.000%	6/1/2026	175	177
	District of Columbia GO	5.000%	12/1/2026	230	236
	District of Columbia GO	5.000%	12/1/2027	610	640
	District of Columbia GO	5.000%	12/1/2028	110	118
	District of Columbia GO	5.000%	6/1/2029	370	401
	District of Columbia GO	5.000%	10/15/2029	165	178
	District of Columbia GO	5.000%	12/1/2029	95	104
	District of Columbia GO	5.000%	6/1/2030	255	282
	District of Columbia GO	5.000%	8/1/2030	200	222
	District of Columbia GO	5.000%	10/15/2030	70	76
	District of Columbia GO	5.000%	8/1/2031	450	508
	District of Columbia GO	5.000%	10/15/2031	45	49
	District of Columbia GO	5.000%	12/1/2032	160	184
	District of Columbia GO	5.000%	6/1/2033	45	47
	District of Columbia GO	5.000%	8/1/2033	55	64
	District of Columbia GO	5.000%	6/1/2034	230	238
	District of Columbia GO	5.000%	8/1/2034	835	979
	District of Columbia GO	5.000%	10/15/2034	140	150
	District of Columbia GO	5.000%	2/1/2035	480	530
	District of Columbia GO	5.000%	6/1/2036	90	93
	District of Columbia GO	4.000%	6/1/2037	10	10
	District of Columbia GO	5.000%	8/1/2037	50	57
	District of Columbia GO	5.000%	10/15/2038	20	21
	District of Columbia GO	5.000%	8/1/2039	50	56
	District of Columbia GO	4.000%	6/1/2041	55	55
	District of Columbia GO	5.000%	1/1/2043	50	53
	District of Columbia GO	5.000%	10/15/2044	315	324
	District of Columbia Income Tax Revenue	5.000%	10/1/2026	115	117
	District of Columbia Income Tax Revenue	5.000%	10/1/2027	100	105
	District of Columbia Income Tax Revenue	5.000%	6/1/2028	250	265
	District of Columbia Income Tax Revenue	5.000%	12/1/2028	240	257
	District of Columbia Income Tax Revenue	5.000%	3/1/2029	200	215
	District of Columbia Income Tax Revenue	5.000%	10/1/2029	125	136
	District of Columbia Income Tax Revenue	5.000%	12/1/2029	100	109
	District of Columbia Income Tax Revenue	5.000%	10/1/2030	260	289
	District of Columbia Income Tax Revenue	5.000%	10/1/2031	55	62
	District of Columbia Income Tax Revenue	5.000%	10/1/2031	130	147
	District of Columbia Income Tax Revenue	5.000%	3/1/2032	75	82
	District of Columbia Income Tax Revenue	5.000%	6/1/2032	270	309
	District of Columbia Income Tax Revenue	5.000%	7/1/2032	55	63
	District of Columbia Income Tax Revenue	5.000%	3/1/2033	350	380
	District of Columbia Income Tax Revenue	5.000%	12/1/2033	45	52
	District of Columbia Income Tax Revenue	5.000%	3/1/2035	165	178
	District of Columbia Income Tax Revenue	5.000%	3/1/2036	525	564
	District of Columbia Income Tax Revenue	5.000%	6/1/2036	300	349
	District of Columbia Income Tax Revenue	4.000%	3/1/2037	165	169
	District of Columbia Income Tax Revenue	5.000%	3/1/2037	50	54
	District of Columbia Income Tax Revenue	5.000%	10/1/2037	20	23
	District of Columbia Income Tax Revenue	5.000%	12/1/2037	85	94
	District of Columbia Income Tax Revenue	5.000%	5/1/2038	255	284
	District of Columbia Income Tax Revenue	5.000%	7/1/2038	380	418
	District of Columbia Income Tax Revenue	4.000%	3/1/2039	5	5
	District of Columbia Income Tax Revenue	5.000%	7/1/2039	140	153
	District of Columbia Income Tax Revenue	5.000%	5/1/2040	105	115
	District of Columbia Income Tax Revenue	5.000%	7/1/2041	30	32
	District of Columbia Income Tax Revenue	5.000%	5/1/2042	465	501
	District of Columbia Income Tax Revenue	5.000%	6/1/2042	250	273
	District of Columbia Income Tax Revenue	5.000%	7/1/2042	25	27
	District of Columbia Income Tax Revenue	5.000%	5/1/2043	490	524
	District of Columbia Income Tax Revenue	4.000%	3/1/2044	110	107
	District of Columbia Income Tax Revenue	5.000%	3/1/2044	565	587
	District of Columbia Income Tax Revenue	2.625%	3/1/2045	100	73
	District of Columbia Income Tax Revenue	5.000%	5/1/2045	10	10
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2034	60	70
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2035	200	233
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2039	250	281
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2041	150	150
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2043	55	56
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2040	85	46
16

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2044	240	222
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2027	250	260
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2028	45	47
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2031	80	90
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2033	230	256
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2034	445	469
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2035	450	469
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2037	125	136
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2038	235	241
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2039	445	453
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2039	100	107
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2040	10	10
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2041	500	534
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2043	155	128
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2043	95	93
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2043	95	102
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2045	100	96
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2036	400	411
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2037	290	298
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2042	370	376
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2043	295	300
					19,751
Florida (2.7%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/2042	365	354
	Broward County FL School District COP	5.000%	7/1/2030	50	55
	Broward County FL School District COP	5.000%	7/1/2031	65	71
	Broward County FL School District COP	5.000%	7/1/2032	455	497
	Broward County FL School District COP	5.000%	7/1/2033	355	387
	Broward County FL School District COP	5.000%	7/1/2034	50	54
	Broward County FL School District COP	5.000%	7/1/2035	95	107
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/2042	185	185
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/2042	65	64
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2027	175	177
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2027	340	353
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	505	536
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2030	190	191
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2031	75	85
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2034	85	94
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2034	100	116
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/2036	50	49
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2036	810	813
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2037	150	150
[2]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2037	175	180
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	70	70
[2]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	35	36
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2038	80	82
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	105	105
[2]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	165	167
[2]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/2040	340	265
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2040	60	60
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2041	200	201
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2042	100	102
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2044	205	212
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2044	440	456
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	50	50
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	400	403
[2]	Duval County Public Schools COP	5.000%	7/1/2026	945	959
[2]	Duval County Public Schools COP	5.000%	7/1/2027	300	312
[2]	Duval County Public Schools COP	5.000%	7/1/2028	185	196
[2]	Duval County Public Schools COP	5.000%	7/1/2030	195	215
[2]	Duval County Public Schools COP	5.000%	7/1/2032	175	192
[2]	Duval County Public Schools COP	5.000%	7/1/2033	125	137
[2]	Duval County Public Schools COP	5.000%	7/1/2034	395	430
	Florida Department of Management Services COP	5.000%	11/1/2027	100	105
	Florida Department of Management Services COP	5.000%	11/1/2028	200	214
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2034	100	118
	Florida GO	5.000%	6/1/2027	50	52
	Florida GO	5.000%	6/1/2028	320	340
	Florida GO	5.000%	6/1/2029	250	272
17

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida GO	5.000%	6/1/2032	55	63
	Florida GO	5.000%	6/1/2033	690	805
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2026	245	247
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	500	509
	Florida Lottery Revenue	5.000%	7/1/2028	325	345
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2029	60	65
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2035	45	51
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/2043	10	10
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/2044	50	49
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	300	308
	Jacksonville FL General Fund Revenue	5.000%	10/1/2029	405	441
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	190	198
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	125	130
[2]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	335	364
[2]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	100	111
[2]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2031	80	90
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	105	109
[2]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	175	201
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2036	10	12
[2]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2037	95	109
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2039	550	554
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2040	500	500
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2036	125	143
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2040	145	160
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2041	110	120
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2042	100	108
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2044	100	108
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2045	495	465
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2045	20	20
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2026	175	175
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2037	10	11
	Miami-Dade County FL GO	5.000%	7/1/2037	120	121
[2]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/2044	525	220
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/2034	435	442
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/2039	20	20
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/2040	190	190
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2038	170	170
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2039	10	10
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	255	262
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2044	30	29
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2026	270	271
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	330	345
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2032	125	144
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2035	500	508
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2036	25	25
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2037	100	101
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2038	45	45
	Miami-Dade County FL Water & Sewer System Water Revenue	3.125%	10/1/2039	345	317
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2039	35	36
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2040	965	846
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2042	365	363
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2043	110	89
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2044	280	270
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2044	90	87
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2044	120	116
	Miami-Dade County School Board COP	5.000%	2/1/2028	190	191
	Miami-Dade County School Board COP	5.000%	2/1/2029	70	70
	Miami-Dade County School Board COP	5.000%	2/1/2030	25	25
	Miami-Dade County School Board COP	5.000%	5/1/2030	105	115
	Miami-Dade County School Board COP	5.000%	2/1/2031	60	60
	Miami-Dade County School Board COP	5.000%	5/1/2031	200	223
	Miami-Dade County School Board COP	5.000%	5/1/2032	45	51
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2043	1,015	1,003
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2036	305	306
	Orange County School Board COP	5.000%	8/1/2032	25	28
	Orange County School Board COP	5.000%	8/1/2033	195	224
	Orange County School Board COP, Prere.	5.000%	8/1/2026	385	392
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2036	100	115
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2038	130	148
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2039	220	248
18

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2044	65	66
	Palm Beach County School District COP	5.000%	8/1/2027	160	166
	Palm Beach County School District COP	5.000%	8/1/2027	360	374
	Palm Beach County School District COP	5.000%	8/1/2028	80	85
	Palm Beach County School District COP	5.000%	8/1/2030	285	316
	Palm Beach County School District COP	5.000%	8/1/2034	215	234
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/2044	190	185
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/2045	95	80
	South Florida Water Management District COP	5.000%	10/1/2034	115	116
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/2039	200	224
[5]	Tampa Bay Water Revenue, ETM	6.000%	10/1/2029	120	133
					27,055
Georgia (1.7%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2037	10	11
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	560	608
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2030	200	222
	Atlanta GA GO	5.000%	12/1/2040	35	38
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2025	50	50
[3]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2031	200	227
[3]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2033	200	233
[3]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2041	15	17
	Atlanta GA Water & Wastewater Water Revenue	3.500%	11/1/2043	345	307
[2]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/2042	50	44
[2]	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/2032	350	357
[2]	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2035	55	56
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2041	275	298
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/2042	70	52
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/2043	5	4
	Fulton County GA Water & Sewerage Water Revenue	2.375%	1/1/2044	20	14
	Georgia GO	5.000%	2/1/2026	70	70
	Georgia GO	3.000%	1/1/2027	35	35
	Georgia GO	4.000%	1/1/2027	205	208
	Georgia GO	5.000%	7/1/2027	320	333
	Georgia GO	5.000%	8/1/2027	330	344
	Georgia GO	5.000%	12/1/2027	200	205
	Georgia GO	4.000%	1/1/2028	650	671
	Georgia GO	5.000%	1/1/2028	70	72
	Georgia GO	4.000%	7/1/2028	130	135
	Georgia GO	5.000%	7/1/2028	450	479
	Georgia GO	5.000%	7/1/2028	270	288
	Georgia GO	5.000%	7/1/2028	275	293
	Georgia GO	5.000%	7/1/2028	135	141
	Georgia GO	4.000%	1/1/2029	65	66
	Georgia GO	5.000%	2/1/2029	55	57
	Georgia GO	4.000%	7/1/2029	670	705
	Georgia GO	5.000%	7/1/2029	200	208
	Georgia GO	5.000%	7/1/2029	70	75
	Georgia GO	5.000%	7/1/2030	635	661
	Georgia GO	5.000%	7/1/2030	400	445
	Georgia GO	5.000%	7/1/2031	120	136
	Georgia GO	5.000%	7/1/2032	50	58
	Georgia GO	2.500%	2/1/2033	100	97
	Georgia GO	5.000%	7/1/2033	15	17
	Georgia GO	4.000%	7/1/2035	90	94
	Georgia GO	4.000%	8/1/2035	175	182
	Georgia GO	3.250%	7/1/2037	30	29
	Georgia GO	4.000%	7/1/2040	200	205
	Georgia GO	4.000%	7/1/2042	15	15
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/2044	85	82
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2028	600	609
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2036	165	186
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2040	50	51
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2026	145	147
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2027	355	368
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2029	180	195
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2031	340	375
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2032	60	66
	Gwinnett County School District GO	5.000%	8/1/2026	180	183
	Gwinnett County School District GO	5.000%	2/1/2028	260	274
19

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Gwinnett County School District GO	5.000%	2/1/2030	800	883
Gwinnett County School District GO	5.000%	2/1/2039	105	111
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2033	125	146
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/2039	300	278
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	25	25
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	110	112
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	290	315
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	960	1,044
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2030	230	255
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	1,205	1,400
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	180	209
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2037	150	174
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/2038	20	20
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/2038	100	101
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/2041	430	429
Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2042	190	213
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/2026	100	101
				17,214
Hawaii (0.8%)
Hawaii GO	5.000%	8/1/2026	15	15
Hawaii GO	5.000%	10/1/2026	350	358
Hawaii GO	5.000%	1/1/2027	350	360
Hawaii GO	5.000%	5/1/2027	115	119
Hawaii GO	5.000%	10/1/2027	165	168
Hawaii GO	5.000%	10/1/2027	55	56
Hawaii GO	5.000%	1/1/2028	495	520
Hawaii GO	5.000%	10/1/2028	130	133
Hawaii GO	5.000%	1/1/2030	225	237
Hawaii GO	4.000%	4/1/2030	60	60
Hawaii GO	4.000%	4/1/2031	75	75
Hawaii GO	4.000%	10/1/2031	55	55
Hawaii GO	3.000%	4/1/2032	730	730
Hawaii GO	4.000%	5/1/2032	400	406
Hawaii GO	5.000%	1/1/2033	75	79
Hawaii GO	5.000%	1/1/2036	195	203
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2026	370	373
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2026	140	143
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	135	139
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	55	57
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2027	355	371
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	485	512
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	735	793
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	135	146
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2029	100	107
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	250	275
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	75	83
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	210	231
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	25	28
Honolulu HI City & County GO	5.000%	7/1/2033	445	519
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2033	70	82
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2035	30	35
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2037	200	232
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2038	15	17
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2039	200	225
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2042	135	134
				8,076
Idaho (0.3%)
Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/2026	145	147
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2026	120	122
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2027	750	778
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2028	180	191
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2028	230	244
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2029	150	163
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2030	450	499
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	250	287
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2033	245	285
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2033	465	540
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2034	100	117
				3,373
20

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois (5.8%)
	Chicago IL GO	5.000%	1/1/2030	200	209
	Chicago IL GO	5.000%	1/1/2033	400	426
	Chicago IL GO	5.000%	1/1/2034	100	104
	Chicago IL GO	4.000%	1/1/2035	75	73
	Chicago IL GO	5.500%	1/1/2035	150	155
	Chicago IL GO	4.000%	1/1/2036	125	120
	Chicago IL GO	5.000%	1/1/2038	235	235
	Chicago IL GO	5.000%	1/1/2039	250	252
	Chicago IL GO	5.000%	1/1/2040	450	451
	Chicago IL GO	5.500%	1/1/2041	100	105
	Chicago IL GO	5.000%	1/1/2042	305	303
	Chicago IL GO	5.000%	1/1/2043	40	39
	Chicago IL GO	5.000%	1/1/2044	500	475
	Chicago IL GO	5.000%	1/1/2044	270	262
	Chicago IL GO	5.000%	1/1/2045	285	276
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2032	55	62
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2042	150	152
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	470	526
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2032	45	50
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2035	90	99
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2036	100	109
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2037	160	178
[3]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	140	159
[3]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	50	57
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	50	50
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	125	125
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	400	428
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	160	161
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	350	382
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	65	65
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	505	570
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	80	80
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	110	110
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	160	173
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	340	346
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	140	143
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	65	65
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	30	30
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	95	97
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	65	68
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	100	100
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	475	484
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	530	555
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	35	35
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	275	280
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	105	110
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	940	941
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/2042	385	384
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2042	800	811
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2044	550	518
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	225	236
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2044	400	417
	Cook County IL GO	5.000%	11/15/2025	205	205
	Cook County IL GO	5.000%	11/15/2028	55	59
	Cook County IL GO	5.000%	11/15/2029	240	261
	Cook County IL GO	5.000%	11/15/2030	300	305
	Cook County IL GO	5.000%	11/15/2031	145	147
	Cook County IL GO	5.000%	11/15/2032	150	165
	Cook County IL Sales Tax Revenue	4.000%	11/15/2039	75	75
	Cook County IL Sales Tax Revenue	4.000%	11/15/2040	100	99
	Cook County IL Sales Tax Revenue	4.000%	11/15/2041	80	78
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	120	128
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2031	80	86
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2033	145	148
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2039	50	49
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2030	105	115
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	115	128
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	100	113
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	150	169
21

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2034	215	248
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2034	135	156
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2035	50	58
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2036	75	87
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2038	175	175
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2040	195	195
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2044	405	435
	Illinois Finance Authority Water Revenue	5.000%	7/1/2036	100	109
	Illinois Finance Authority Water Revenue	4.000%	7/1/2037	265	270
	Illinois Finance Authority Water Revenue	4.000%	7/1/2039	180	182
	Illinois Finance Authority Water Revenue	5.000%	7/1/2040	105	117
	Illinois GO	5.000%	11/1/2025	120	120
	Illinois GO	5.000%	11/1/2025	35	35
	Illinois GO	5.000%	12/1/2025	75	75
	Illinois GO	5.000%	2/1/2026	100	100
	Illinois GO	5.000%	2/1/2026	445	447
	Illinois GO	5.000%	3/1/2026	85	86
	Illinois GO	5.000%	5/1/2026	230	232
	Illinois GO	5.500%	5/1/2026	5	5
	Illinois GO	5.000%	7/1/2026	70	71
	Illinois GO	3.250%	11/1/2026	210	211
	Illinois GO	5.000%	11/1/2026	85	87
	Illinois GO	5.000%	2/1/2027	585	599
	Illinois GO	5.000%	2/1/2027	205	210
	Illinois GO	5.000%	3/1/2027	105	108
	Illinois GO	5.000%	3/1/2027	75	77
	Illinois GO	5.000%	5/1/2027	100	103
	Illinois GO	5.000%	7/1/2027	55	57
	Illinois GO	5.250%	9/1/2027	250	260
	Illinois GO	5.000%	2/1/2028	190	195
	Illinois GO	5.000%	2/1/2028	165	173
	Illinois GO	5.000%	3/1/2028	100	105
	Illinois GO	5.000%	3/1/2028	275	288
	Illinois GO	5.000%	5/1/2028	70	74
	Illinois GO	5.000%	7/1/2028	45	47
	Illinois GO	5.000%	10/1/2028	60	64
	Illinois GO	5.000%	10/1/2028	740	783
	Illinois GO	5.000%	11/1/2028	155	161
	Illinois GO	5.000%	2/1/2029	50	51
	Illinois GO	5.000%	2/1/2029	1,260	1,342
	Illinois GO	5.000%	3/1/2029	800	853
	Illinois GO	5.000%	5/1/2029	45	48
	Illinois GO	5.000%	7/1/2029	175	188
	Illinois GO	5.000%	10/1/2029	100	108
	Illinois GO	5.000%	11/1/2029	400	415
	Illinois GO	5.000%	12/1/2029	75	81
[2]	Illinois GO	4.000%	2/1/2030	15	15
	Illinois GO	5.000%	2/1/2030	455	493
	Illinois GO	5.000%	3/1/2030	35	38
	Illinois GO	5.000%	5/1/2030	215	234
	Illinois GO	5.000%	5/1/2030	100	109
	Illinois GO	5.500%	5/1/2030	65	70
	Illinois GO	5.000%	10/1/2030	50	53
	Illinois GO	5.000%	10/1/2030	25	26
[2]	Illinois GO	4.000%	2/1/2031	85	86
	Illinois GO	5.000%	2/1/2031	135	149
	Illinois GO	5.000%	3/1/2031	100	110
	Illinois GO	5.000%	3/1/2031	25	28
	Illinois GO	5.000%	3/1/2031	115	127
	Illinois GO	5.000%	5/1/2031	180	199
	Illinois GO	5.000%	7/1/2031	95	105
	Illinois GO	5.000%	12/1/2031	80	89
	Illinois GO	5.000%	2/1/2032	25	28
	Illinois GO	5.000%	3/1/2032	65	72
	Illinois GO	5.000%	7/1/2032	470	525
	Illinois GO	5.000%	12/1/2032	125	140
	Illinois GO	5.000%	5/1/2033	250	278
	Illinois GO	5.000%	5/1/2033	680	765
	Illinois GO	5.000%	10/1/2033	100	105
	Illinois GO	4.000%	12/1/2033	500	503
22

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	2/1/2034	205	232
	Illinois GO	5.000%	3/1/2034	170	185
	Illinois GO	5.000%	3/1/2034	650	717
	Illinois GO	4.000%	10/1/2034	300	304
	Illinois GO	5.000%	7/1/2035	115	126
	Illinois GO	5.000%	10/1/2035	300	333
	Illinois GO	5.250%	10/1/2035	280	312
	Illinois GO	5.000%	12/1/2035	25	28
	Illinois GO	5.000%	2/1/2036	135	151
	Illinois GO	5.000%	5/1/2036	200	218
	Illinois GO	5.000%	7/1/2036	395	430
	Illinois GO	5.250%	10/1/2036	15	17
	Illinois GO	5.000%	12/1/2036	100	110
	Illinois GO	5.250%	3/1/2037	80	88
	Illinois GO	5.000%	5/1/2037	30	32
	Illinois GO	5.000%	5/1/2037	100	110
	Illinois GO	4.000%	7/1/2037	100	100
	Illinois GO	4.000%	10/1/2037	5	5
	Illinois GO	4.000%	3/1/2038	200	198
	Illinois GO	5.250%	3/1/2038	95	103
	Illinois GO	5.250%	5/1/2038	400	435
	Illinois GO	5.000%	12/1/2038	605	656
	Illinois GO	5.000%	2/1/2039	20	22
	Illinois GO	4.000%	3/1/2039	240	236
	Illinois GO	5.500%	5/1/2039	640	685
	Illinois GO	4.000%	10/1/2039	400	390
	Illinois GO	4.000%	3/1/2040	235	227
	Illinois GO	5.000%	5/1/2040	105	113
	Illinois GO	4.000%	10/1/2040	210	203
	Illinois GO	4.250%	12/1/2040	25	25
	Illinois GO	5.000%	1/1/2041	300	300
	Illinois GO	4.000%	3/1/2041	100	96
	Illinois GO	5.000%	5/1/2041	470	502
	Illinois GO	5.250%	5/1/2041	85	91
	Illinois GO	4.000%	10/1/2041	140	133
	Illinois GO	4.000%	10/1/2041	75	71
	Illinois GO	5.500%	3/1/2042	580	626
	Illinois GO	5.250%	5/1/2042	70	75
	Illinois GO	5.000%	9/1/2042	250	264
	Illinois GO	5.000%	9/1/2043	200	209
	Illinois GO	4.000%	10/1/2043	450	416
	Illinois GO	5.125%	10/1/2043	35	37
	Illinois GO	5.250%	5/1/2044	150	159
[2]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2035	200	231
	Illinois Sales Tax Revenue	5.000%	6/15/2030	195	212
	Illinois Sales Tax Revenue	5.000%	6/15/2033	80	91
	Illinois Sales Tax Revenue	5.000%	6/15/2034	300	343
	Illinois Sales Tax Revenue	5.000%	6/15/2035	650	736
	Illinois Sales Tax Revenue	5.000%	6/15/2036	260	292
	Illinois Sales Tax Revenue	5.000%	6/15/2037	90	100
	Illinois Sales Tax Revenue	5.000%	6/15/2038	75	83
	Illinois Sales Tax Revenue	5.000%	6/15/2040	85	93
	Illinois Sales Tax Revenue	5.000%	6/15/2042	20	21
	Illinois Sales Tax Revenue	5.000%	6/15/2042	560	599
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2026	90	90
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2026	250	251
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	65	67
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	295	302
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	500	513
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	175	184
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	235	247
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	330	354
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	70	77
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/2031	200	200
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2032	260	261
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	70	70
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	235	236
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	810	811
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	265	266
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	50	50
23

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	535	535
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	385	386
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	175	176
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	30	32
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	130	135
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2042	520	506
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	1,035	1,056
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	340	355
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2043	205	221
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2044	165	157
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	60	62
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	465	492
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	990	1,025
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	585	623
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2031	140	116
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2034	40	29
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2034	215	155
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2037	345	219
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2038	40	24
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2038	400	235
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2040	455	244
[2,5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	100	54
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2026	230	232
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2029	55	57
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2030	105	90
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2044	300	129
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2045	70	28
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2041	30	15
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	225	230
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2029	665	679
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	20	22
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	280	286
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	100	114
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/2032	15	17
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2039	345	386
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2041	180	198
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2041	425	422
[2]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2029	75	81
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2031	85	93
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2026	50	50
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2027	300	308
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	200	209
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2031	25	27
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2032	45	50
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2033	510	577
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	25	26
[3]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	25	26
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2038	175	174
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2039	250	246
[3]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2040	100	98
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2043	230	234
	Sales Tax Securitization Corp. Sales Tax Revenue	5.250%	1/1/2043	285	293
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2044	205	209
[3]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2040	380	413
[2]	University of Illinois College & University Revenue	4.000%	4/1/2043	185	177
					58,792
Indiana (0.5%)
	Allen County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2044	150	145
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2040	80	86
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2029	70	75
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2031	25	28
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2031	100	110
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2033	205	230
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/2034	135	142
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2035	110	123
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/2036	325	337
	Indiana Finance Authority Lease Revenue	5.000%	12/1/2025	140	140
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	80	82
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	385	408
24

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2029	135	146
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/2036	60	62
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2041	90	91
	Indiana Finance Authority Water Revenue	5.000%	2/1/2027	85	86
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/2030	270	284
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2033	50	51
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2035	200	202
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2036	55	56
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2037	5	5
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/2042	125	125
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2042	580	584
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2042	300	308
[2]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2043	100	107
	Indiana University College & University Revenue	5.000%	6/1/2034	95	111
[1]	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2040	70	77
[2]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2039	50	50
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2042	265	284
[3]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	100	108
					4,643
Iowa (0.2%)
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	5.000%	12/1/2032	250	288
	Iowa Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/2034	325	382
	Iowa Finance Authority Water Revenue	5.000%	8/1/2027	30	31
	Iowa Finance Authority Water Revenue	5.000%	8/1/2028	675	704
	Iowa Finance Authority Water Revenue	5.000%	8/1/2029	90	94
	Iowa Finance Authority Water Revenue	5.000%	8/1/2030	300	312
	Iowa Finance Authority Water Revenue	5.000%	8/1/2034	135	156
	Iowa Finance Authority Water Revenue	5.000%	8/1/2035	110	127
	Iowa Finance Authority Water Revenue	5.000%	8/1/2036	10	11
	Iowa Special Obligation Revenue	5.000%	6/1/2034	295	317
					2,422
Kansas (0.1%)
[2]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2042	85	89
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2026	245	250
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2028	100	107
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	100	111
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2032	115	131
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2033	135	156
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2035	135	155
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/2026	225	228
					1,227
Kentucky (0.7%)
[5]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/2039	425	421
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/2039	100	115
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/2043	100	113
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2026	1,050	1,073
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2028	100	102
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2025	425	425
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2029	205	223
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2040	300	332
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2042	105	114
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2043	100	109
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2044	100	108
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2034	130	151
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2037	110	126
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2039	100	113
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2041	185	203
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2044	500	540
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2030	145	160
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2032	150	171
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2035	120	141
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2039	650	734
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2042	150	164
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2044	150	162
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2045	185	199
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2036	140	159
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2037	100	114
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2041	380	333
[3]	Scott County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	9/1/2041	75	80
25

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Kentucky College & University Revenue	4.000%	4/1/2044	185	178
					6,863
Louisiana (0.5%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/2045	415	404
[2]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/2042	145	143
[2]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2042	35	36
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	120	133
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2035	440	521
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/2045	50	48
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2045	30	30
	Louisiana GO	5.000%	8/1/2028	50	51
	Louisiana GO	5.000%	9/1/2030	205	228
	Louisiana GO	5.000%	2/1/2031	550	617
	Louisiana GO	5.000%	9/1/2031	100	113
	Louisiana GO	5.000%	6/1/2044	400	434
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2029	600	620
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2031	150	155
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2035	105	108
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	4/1/2045	390	401
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/2026	750	759
	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2040	370	370
					5,171
Maine (0.0%)
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2045	25	24
Maryland (1.8%)
	Baltimore MD Water Revenue	5.000%	7/1/2044	50	50
	Baltimore MD Water Revenue (Water Projects)	4.000%	7/1/2044	45	43
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/2025	220	220
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2026	285	291
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	285	291
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/2028	25	25
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	60	63
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/2029	10	10
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	295	308
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/2030	45	45
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2031	40	44
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/2031	25	25
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2032	105	105
	Maryland Department of Transportation Fuel Sales Tax Revenue	2.500%	10/1/2033	65	62
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2034	110	108
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2034	170	187
	Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/2036	560	477
	Maryland GO	5.000%	3/1/2026	115	116
	Maryland GO	5.000%	3/15/2026	140	141
	Maryland GO	5.000%	8/1/2026	230	234
	Maryland GO	5.000%	8/1/2026	710	722
	Maryland GO	5.000%	8/1/2026	50	51
	Maryland GO	5.000%	8/1/2026	105	107
	Maryland GO	5.000%	3/15/2027	400	413
	Maryland GO	5.000%	3/15/2027	515	532
	Maryland GO	3.000%	8/1/2027	90	90
	Maryland GO	4.000%	3/1/2028	50	52
	Maryland GO	5.000%	3/1/2028	280	296
	Maryland GO	5.000%	3/15/2028	190	201
	Maryland GO	5.000%	3/15/2028	265	280
	Maryland GO	5.000%	6/1/2028	100	106
	Maryland GO	5.000%	6/1/2028	200	212
	Maryland GO	4.000%	8/1/2028	145	151
	Maryland GO	5.000%	8/1/2028	160	171
	Maryland GO	5.000%	8/1/2028	230	245
	Maryland GO	5.000%	3/15/2029	165	174
	Maryland GO	5.000%	6/1/2029	250	272
	Maryland GO	5.000%	6/1/2029	175	190
	Maryland GO	4.000%	8/1/2029	175	184
	Maryland GO	5.000%	8/1/2029	65	71
	Maryland GO	5.000%	8/1/2029	355	387
	Maryland GO	5.000%	3/1/2030	165	182
	Maryland GO	5.000%	3/15/2030	60	63
26

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland GO	5.000%	3/15/2030	410	443
Maryland GO	5.000%	6/1/2030	235	261
Maryland GO	5.000%	8/1/2030	165	180
Maryland GO	5.000%	3/1/2031	50	56
Maryland GO	5.000%	3/15/2031	70	76
Maryland GO	5.000%	3/15/2031	125	132
Maryland GO	3.000%	6/1/2031	20	20
Maryland GO	5.000%	6/1/2031	200	226
Maryland GO	5.000%	8/1/2031	125	139
Maryland GO	5.000%	3/1/2032	120	135
Maryland GO	5.000%	3/15/2032	165	182
Maryland GO	5.000%	6/1/2032	100	115
Maryland GO	5.000%	8/1/2032	1,045	1,181
Maryland GO	5.000%	3/1/2033	315	352
Maryland GO	3.125%	3/15/2033	200	201
Maryland GO	5.000%	6/1/2033	275	314
Maryland GO	5.000%	8/1/2033	200	225
Maryland GO	5.000%	8/1/2033	125	138
Maryland GO	5.000%	3/1/2034	105	117
Maryland GO	5.000%	3/15/2034	280	323
Maryland GO	5.000%	6/1/2034	200	227
Maryland GO	5.000%	6/1/2034	200	236
Maryland GO	5.000%	8/1/2034	10	11
Maryland GO	5.000%	3/1/2035	380	420
Maryland GO	5.000%	3/15/2035	70	80
Maryland GO	5.000%	6/1/2035	150	169
Maryland GO	5.000%	6/1/2035	250	293
Maryland GO	4.000%	8/1/2035	15	16
Maryland GO	5.000%	3/15/2036	510	579
Maryland GO	5.000%	6/1/2036	455	527
Maryland GO	4.000%	8/1/2036	55	57
Maryland GO	5.000%	3/15/2037	550	620
Maryland GO	5.000%	6/1/2038	500	577
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2042	255	262
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2038	150	171
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/2045	130	126
Montgomery County MD GO	5.000%	10/1/2026	50	51
Montgomery County MD GO	5.000%	12/1/2029	120	132
Montgomery County MD GO	5.000%	12/1/2032	225	261
Montgomery County MD GO	5.000%	12/1/2035	30	36
Prince George's County MD GO	5.000%	9/15/2026	300	306
Prince George's County MD GO	5.000%	7/15/2027	145	151
Prince George's County MD GO	3.000%	9/15/2028	45	45
Prince George's County MD GO	5.000%	7/15/2031	75	80
				18,246
Massachusetts (3.6%)
Commonwealth of Massachusetts GO	3.000%	12/1/2025	75	75
Commonwealth of Massachusetts GO	5.000%	1/1/2026	75	75
Commonwealth of Massachusetts GO	5.000%	4/1/2026	155	156
Commonwealth of Massachusetts GO	5.000%	7/1/2026	95	96
Commonwealth of Massachusetts GO	5.000%	7/1/2026	130	132
Commonwealth of Massachusetts GO	5.000%	10/1/2026	60	61
Commonwealth of Massachusetts GO	5.000%	11/1/2026	50	51
Commonwealth of Massachusetts GO	5.000%	9/1/2027	350	365
Commonwealth of Massachusetts GO	5.000%	9/1/2027	120	125
Commonwealth of Massachusetts GO	5.000%	10/1/2027	465	486
Commonwealth of Massachusetts GO	5.000%	7/1/2028	125	127
Commonwealth of Massachusetts GO	5.000%	7/1/2028	975	1,039
Commonwealth of Massachusetts GO	5.000%	7/1/2028	50	53
Commonwealth of Massachusetts GO	5.000%	11/1/2028	120	129
Commonwealth of Massachusetts GO	5.000%	11/1/2028	115	123
Commonwealth of Massachusetts GO	5.000%	7/1/2029	60	61
Commonwealth of Massachusetts GO	5.000%	9/1/2029	215	235
Commonwealth of Massachusetts GO	5.000%	7/1/2030	55	61
Commonwealth of Massachusetts GO	5.000%	7/1/2030	60	67
Commonwealth of Massachusetts GO	5.000%	7/1/2030	345	384
Commonwealth of Massachusetts GO	5.000%	9/1/2030	305	340
Commonwealth of Massachusetts GO	5.000%	10/1/2030	400	447
27

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth of Massachusetts GO	5.000%	12/1/2030	250	280
Commonwealth of Massachusetts GO	5.000%	1/1/2031	60	65
Commonwealth of Massachusetts GO	5.000%	9/1/2031	745	846
Commonwealth of Massachusetts GO	5.000%	10/1/2031	160	182
Commonwealth of Massachusetts GO	5.000%	11/1/2031	130	148
Commonwealth of Massachusetts GO	5.000%	12/1/2031	100	114
Commonwealth of Massachusetts GO	5.000%	3/1/2032	700	802
Commonwealth of Massachusetts GO	5.000%	7/1/2032	80	89
Commonwealth of Massachusetts GO	5.000%	10/1/2032	55	64
Commonwealth of Massachusetts GO	5.000%	11/1/2032	225	260
Commonwealth of Massachusetts GO	4.000%	4/1/2033	20	20
Commonwealth of Massachusetts GO	5.000%	5/1/2033	50	58
Commonwealth of Massachusetts GO	5.000%	6/1/2033	1,530	1,784
Commonwealth of Massachusetts GO	5.000%	7/1/2033	90	91
Commonwealth of Massachusetts GO	5.000%	7/1/2033	1,025	1,197
Commonwealth of Massachusetts GO	5.000%	10/1/2033	75	86
Commonwealth of Massachusetts GO	3.000%	11/1/2033	310	310
Commonwealth of Massachusetts GO	4.000%	2/1/2034	55	58
Commonwealth of Massachusetts GO	2.000%	3/1/2034	400	355
Commonwealth of Massachusetts GO	5.000%	5/1/2034	80	93
Commonwealth of Massachusetts GO	3.000%	9/1/2034	35	35
Commonwealth of Massachusetts GO	4.000%	9/1/2034	550	553
Commonwealth of Massachusetts GO	5.000%	10/1/2034	115	134
Commonwealth of Massachusetts GO	5.000%	5/1/2035	295	338
Commonwealth of Massachusetts GO	5.000%	5/1/2035	200	233
Commonwealth of Massachusetts GO	3.000%	7/1/2035	100	98
Commonwealth of Massachusetts GO	5.000%	10/1/2035	40	46
Commonwealth of Massachusetts GO	5.000%	10/1/2035	35	40
Commonwealth of Massachusetts GO	3.000%	11/1/2035	120	118
Commonwealth of Massachusetts GO	5.000%	2/1/2036	65	67
Commonwealth of Massachusetts GO	3.000%	3/1/2036	120	117
Commonwealth of Massachusetts GO	5.000%	5/1/2036	200	231
Commonwealth of Massachusetts GO	4.000%	9/1/2036	150	150
Commonwealth of Massachusetts GO	4.000%	11/1/2036	55	57
Commonwealth of Massachusetts GO	5.000%	12/1/2036	100	102
Commonwealth of Massachusetts GO	5.000%	1/1/2037	1,000	1,144
Commonwealth of Massachusetts GO	5.000%	4/1/2037	200	205
Commonwealth of Massachusetts GO	5.000%	9/1/2037	45	47
Commonwealth of Massachusetts GO	5.000%	1/1/2038	205	233
Commonwealth of Massachusetts GO	5.000%	5/1/2038	375	421
Commonwealth of Massachusetts GO	4.000%	10/1/2038	40	41
Commonwealth of Massachusetts GO	3.000%	11/1/2038	130	120
Commonwealth of Massachusetts GO	5.000%	11/1/2038	50	57
Commonwealth of Massachusetts GO	5.000%	12/1/2038	570	581
Commonwealth of Massachusetts GO	5.000%	4/1/2039	200	228
Commonwealth of Massachusetts GO	5.000%	6/1/2039	200	229
Commonwealth of Massachusetts GO	3.000%	7/1/2039	90	82
Commonwealth of Massachusetts GO	4.000%	9/1/2039	150	150
Commonwealth of Massachusetts GO	3.000%	11/1/2039	110	99
Commonwealth of Massachusetts GO	5.000%	1/1/2040	190	211
Commonwealth of Massachusetts GO	3.500%	2/1/2040	20	19
Commonwealth of Massachusetts GO	4.000%	2/1/2040	400	404
Commonwealth of Massachusetts GO	2.000%	3/1/2040	70	54
Commonwealth of Massachusetts GO	5.000%	5/1/2040	50	53
Commonwealth of Massachusetts GO	5.000%	7/1/2040	200	200
Commonwealth of Massachusetts GO	5.000%	7/1/2040	40	43
Commonwealth of Massachusetts GO	3.250%	9/1/2040	265	242
Commonwealth of Massachusetts GO	5.000%	11/1/2040	260	290
Commonwealth of Massachusetts GO	5.000%	12/1/2040	250	280
Commonwealth of Massachusetts GO	4.000%	2/1/2041	55	55
Commonwealth of Massachusetts GO	2.000%	3/1/2041	25	19
Commonwealth of Massachusetts GO	3.000%	4/1/2041	270	235
Commonwealth of Massachusetts GO	5.000%	5/1/2041	500	522
Commonwealth of Massachusetts GO	5.000%	10/1/2041	100	108
Commonwealth of Massachusetts GO	5.000%	5/1/2042	25	26
Commonwealth of Massachusetts GO	4.000%	9/1/2042	280	276
Commonwealth of Massachusetts GO	3.000%	11/1/2042	30	25
Commonwealth of Massachusetts GO	5.000%	11/1/2042	230	252
Commonwealth of Massachusetts GO	2.500%	3/1/2043	115	88
Commonwealth of Massachusetts GO	5.000%	5/1/2043	45	48
28

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	11/1/2043	50	54
	Commonwealth of Massachusetts GO	5.250%	1/1/2044	15	16
	Commonwealth of Massachusetts GO	3.000%	4/1/2044	270	220
	Commonwealth of Massachusetts GO	5.000%	5/1/2044	130	134
	Commonwealth of Massachusetts GO	4.000%	12/1/2044	20	19
	Commonwealth of Massachusetts GO	4.000%	2/1/2045	70	67
	Commonwealth of Massachusetts GO	5.000%	4/1/2045	200	215
	Commonwealth of Massachusetts GO	4.000%	5/1/2045	425	404
	Commonwealth of Massachusetts GO	5.000%	5/1/2045	140	150
	Commonwealth of Massachusetts GO	4.000%	7/1/2045	30	29
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/2026	500	502
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/2030	55	61
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.500%	6/1/2042	25	23
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2045	30	33
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/2045	340	330
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	4.000%	7/1/2026	125	126
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2027	200	203
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2026	35	36
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	150	167
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2034	645	776
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2035	140	140
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	150	173
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2040	55	56
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	45	50
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	385	404
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2044	190	186
[5]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2028	205	193
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2029	1,000	1,097
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2033	350	407
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2033	160	162
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2034	500	588
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2034	40	40
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	60	71
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	100	110
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/2036	145	145
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	145	163
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	560	663
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2042	270	270
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2042	290	312
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2044	100	106
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	550	538
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	590	673
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2035	70	79
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/1/2035	125	147
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	630	737
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2030	250	275
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2035	250	295
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2036	280	332
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2037	425	504
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2038	425	504
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2041	100	111
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/2043	175	169
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2044	175	180
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/2045	55	54
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2045	250	261
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2030	300	323
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2033	275	295
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2034	115	123
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2026	105	107
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2029	65	72
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	110	112
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	55	57
	Massachusetts Water Resources Authority Water Revenue	3.000%	8/1/2042	185	155
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2040	115	115
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/2042	45	46
					36,161
Michigan (1.1%)
[2,6]	Detroit City School District GO	5.250%	5/1/2030	55	61
[2,6]	Detroit City School District GO	5.250%	5/1/2032	35	39
29

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2026	135	137
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2031	105	118
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2031	400	450
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2032	45	52
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2034	135	158
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	180	208
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	25	28
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/2030	85	86
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2028	15	15
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2030	50	51
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2032	400	458
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2033	200	232
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2034	720	836
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2036	100	101
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	30	34
[3]	Gwinn Area Community School District GO	3.000%	5/1/2026	185	185
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2044	310	320
	Michigan Appropriations Revenue GAN	5.000%	3/15/2027	760	783
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2043	500	511
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2031	455	465
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2032	180	184
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2041	225	228
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2037	250	289
	Michigan State University College & University Revenue	4.000%	2/15/2044	430	420
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2030	35	39
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	235	263
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2032	305	346
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2033	65	72
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2034	260	292
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2035	590	658
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2036	300	311
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2036	40	43
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	55	57
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	95	97
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	15	15
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2040	25	25
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2041	70	70
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2044	400	385
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2033	120	141
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2034	515	599
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2035	250	289
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2038	30	34
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2040	35	39
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2042	25	27
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2043	100	107
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2040	165	165
					10,523
Minnesota (1.0%)
	Metropolitan Council GAN GO	5.000%	12/1/2026	400	410
	Metropolitan Council GAN GO	5.000%	12/1/2028	300	322
	Metropolitan Council GAN GO	5.000%	12/1/2029	250	274
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2028	120	123
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	235	241
	Minnesota (State Office Building Project) COP	5.000%	11/1/2037	50	57
	Minnesota (State Office Building Project) COP	5.000%	11/1/2038	610	689
	Minnesota (State Office Building Project) COP	5.000%	11/1/2040	30	33
	Minnesota (State Office Building Project) COP	5.000%	11/1/2041	85	94
	Minnesota (State Office Building Project) COP	5.000%	11/1/2043	500	542
	Minnesota Appropriations Revenue	5.000%	3/1/2027	205	212
	Minnesota Appropriations Revenue	5.000%	3/1/2030	25	28
	Minnesota GO	5.000%	8/1/2026	155	158
	Minnesota GO	5.000%	8/1/2026	185	188
	Minnesota GO	5.000%	8/1/2026	1,000	1,017
	Minnesota GO	5.000%	8/1/2028	150	160
	Minnesota GO	5.000%	8/1/2028	125	133
	Minnesota GO	5.000%	9/1/2028	325	347
	Minnesota GO	5.000%	10/1/2028	305	319
	Minnesota GO	5.000%	9/1/2029	25	27
30

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota GO	5.000%	8/1/2030	50	56
	Minnesota GO	5.000%	9/1/2030	80	89
	Minnesota GO	5.000%	8/1/2031	25	28
	Minnesota GO	5.000%	9/1/2031	65	74
	Minnesota GO	5.000%	8/1/2032	335	387
	Minnesota GO	5.000%	9/1/2032	50	57
	Minnesota GO	5.000%	8/1/2033	190	222
	Minnesota GO	5.000%	8/1/2034	500	591
	Minnesota GO	5.000%	8/1/2035	120	141
	Minnesota GO	5.000%	8/1/2036	730	862
	Minnesota GO	5.000%	8/1/2037	500	577
	Minnesota GO	5.000%	8/1/2040	10	11
	Minnesota GO	5.000%	8/1/2041	260	289
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2031	165	186
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2032	265	304
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2033	835	972
	St. Louis County MN GO	3.000%	12/1/2026	80	80
					10,300
Mississippi (0.2%)
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2032	50	56
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/2038	100	100
	Mississippi GO	5.000%	10/1/2026	100	101
	Mississippi GO	5.000%	10/1/2028	305	319
	Mississippi GO	4.000%	10/1/2036	40	40
	Mississippi GO, Prere.	5.000%	11/1/2026	450	461
	Mississippi GO, Prere.	5.000%	10/1/2027	640	669
					1,746
Missouri (0.3%)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2029	155	160
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2027	375	389
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2032	130	148
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/2026	680	688
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2040	165	166
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2031	250	283
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2035	150	176
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2030	860	960
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2034	140	166
					3,136
Nebraska (0.1%)
	Lincoln NE Electric System Electric Power & Light Revenue	4.000%	9/1/2040	45	45
	Omaha NE Sewer Revenue	4.000%	11/15/2044	30	29
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2030	120	129
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2031	175	188
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2035	530	609
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2039	250	280
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	170	175
	Omaha School District GO	3.000%	12/15/2041	5	4
					1,459
Nevada (0.7%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	405	411
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	50	51
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	260	282
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	70	75
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2040	95	97
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2036	550	614
[2]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/2040	400	405
	Clark County NV GO	5.000%	11/1/2026	250	256
	Clark County NV GO	5.000%	11/1/2028	15	15
	Clark County NV GO	5.000%	6/1/2038	60	63
	Clark County NV GO	5.000%	6/1/2043	565	579
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2026	95	96
	Clark County School District GO	5.000%	6/15/2026	845	856
	Clark County School District GO	5.000%	6/15/2042	400	437
	Clark County School District GO	5.000%	6/15/2045	500	536
	Las Vegas Valley Water District GO	5.000%	6/1/2033	365	424
	Las Vegas Valley Water District GO	5.000%	6/1/2035	100	116
	Las Vegas Valley Water District GO	5.000%	6/1/2036	100	115
31

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Valley Water District GO	5.000%	6/1/2037	240	275
	Las Vegas Valley Water District GO	5.000%	6/1/2041	75	75
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2026	60	61
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2027	150	152
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2030	235	243
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2031	265	274
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2033	250	254
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/2026	75	76
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/2042	305	316
					7,154
New Hampshire (0.0%)
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	5.000%	8/15/2032	200	230
New Jersey (4.9%)
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	30	30
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	275	281
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	60	60
[8]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2027	1,000	1,045
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2026	15	15
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2026	850	861
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	55	58
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/2025	190	190
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/2027	105	108
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2038	150	152
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2039	10	10
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	355	364
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/2043	400	412
[2]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2039	30	30
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2041	250	278
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	250	254
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	2,120	2,357
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	750	872
	New Jersey GO	5.000%	6/1/2026	1,680	1,701
	New Jersey GO	5.000%	6/1/2028	475	503
	New Jersey GO	5.000%	6/1/2029	1,300	1,407
	New Jersey GO	4.000%	6/1/2030	410	435
	New Jersey GO	4.000%	6/1/2031	1,085	1,163
	New Jersey GO	3.000%	6/1/2032	100	101
	New Jersey GO	4.000%	6/1/2032	660	713
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2025	250	251
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2026	600	608
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	370	358
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	470	455
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	750	760
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	350	329
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	15	16
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	250	262
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	725	734
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	355	324
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	60	55
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	635	580
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	375	401
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	210	213
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	145	156
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	270	240
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	340	302
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	245	248
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	260	286
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	345	297
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	795	684
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	500	506
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	685	767
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	30	34
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	530	441
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	375	312
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	425	438
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2031	185	201
32

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	250	279
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	240	273
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	2,090	1,683
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	245	261
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2033	135	155
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2033	55	42
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2034	75	85
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2034	370	423
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2034	485	360
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	130	138
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2035	180	202
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2036	25	26
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	15	10
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2037	200	221
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	45	29
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	280	179
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2037	10	10
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	900	544
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2039	40	41
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2039	50	50
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2040	350	352
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	245	132
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2041	40	40
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2042	400	395
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/2044	130	129
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	125	133
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	135	154
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	110	127
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	75	83
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	90	103
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2036	285	290
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2036	495	547
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2036	25	28
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2036	250	285
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	100	113
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2039	140	142
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2039	395	437
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	155	169
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	105	115
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2041	235	258
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2042	45	44
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	20	21
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	440	471
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2043	320	332
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/2044	110	110
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2036	25	25
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2038	130	140
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/2039	100	93
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2040	1,015	1,020
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2044	70	67
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2044	145	149
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	90	86
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2045	795	825
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	225	256
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	225	259
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2034	100	116
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2035	430	499
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2036	230	264
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	150	168
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	795	883
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	535	611
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	200	205
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	200	222
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2041	200	224
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	240	261
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2042	50	55
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2031	100	112
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2035	210	245
33

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2036	230	264
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2036	500	582
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2040	15	17
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2040	295	330
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	110	120
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	300	332
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	335	363
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	500	547
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2043	30	32
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	100	106
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	500	537
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2032	40	32
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2033	115	89
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	100	60
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	545	313
[2]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2026	50	50
[2]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2026	60	60
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	50	50
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	310	318
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	125	134
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	100	109
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	435	485
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	100	103
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	250	283
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	100	113
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	600	690
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	150	174
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	15	16
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	80	93
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2037	70	71
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/2038	335	320
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2040	415	428
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	260	258
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	20	22
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	100	109
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2043	100	98
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	200	218
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	35	38
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	220	238
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	195	210
	Parsippany-Troy Hills Township NJ GO	3.000%	9/15/2026	75	75
					48,951
New Mexico (0.4%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	495	514
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	150	159
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	150	159
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	495	538
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2030	160	177
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2026	525	539
	New Mexico GO	5.000%	3/1/2032	90	103
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2026	340	345
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2027	160	166
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	125	133
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	645	700
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	170	184
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2030	15	16
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2030	15	17
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2031	100	113
					3,863
34

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York (24.0%)
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2040	55	58
Battery Park City Authority Miscellaneous Revenue	4.000%	11/1/2044	200	199
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2026	85	86
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	55	61
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	120	132
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	110	121
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	125	126
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	50	52
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	40	44
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	135	149
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	700	705
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	100	110
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	125	137
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	660	680
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2034	50	52
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	1,000	1,001
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2035	385	394
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	135	136
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	170	179
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	100	109
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2036	90	92
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2036	425	426
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	150	163
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	100	105
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	40	41
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	130	130
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	150	152
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	210	220
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	230	233
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	200	215
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	120	126
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	240	242
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	90	91
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	250	252
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2039	50	52
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/2039	75	84
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	155	136
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	515	516
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2040	85	88
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	500	497
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	165	163
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	85	90
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	70	73
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2042	150	147
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	95	98
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	450	472
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	70	68
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	275	266
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	50	52
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2044	15	14
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	535	554
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	300	286
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	630	600
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2045	20	20
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2026	85	86
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2026	250	252
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2034	30	35
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2045	30	32
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2036	230	254
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2037	260	277
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2038	210	213
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2038	235	250
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2039	250	265
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2041	210	183
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2041	180	189
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	5	5
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	430	412
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	225	216
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	35	34
35

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	325	311
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2032	120	124
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2033	625	643
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2034	255	262
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2036	80	81
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2037	65	67
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2039	1,530	1,563
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	1,850	1,879
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	480	463
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	265	260
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2045	215	218
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2029	140	125
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2032	50	53
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2032	155	157
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2033	340	362
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2033	455	484
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	655	693
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	135	137
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	185	214
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2040	95	106
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	55	55
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	580	575
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	80	81
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	80	79
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2028	80	82
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	460	477
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	15	15
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2035	465	475
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2036	1,495	1,522
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2040	75	83
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	270	275
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	615	670
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	455	487
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/2028	105	105
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2030	205	176
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	100	100
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	70	70
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	960	981
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	70	73
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	40	41
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	20	20
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	275	281
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	160	168
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	450	479
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	155	165
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	215	190
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	255	269
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	245	250
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	450	460
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	550	607
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2030	250	250
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	870	917
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2032	10	8
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2032	145	137
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	60	60
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	300	330
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	80	90
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	100	113
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2033	125	95
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	185	194
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	55	58
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	105	105
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	155	155
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	220	230
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	175	201
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	405	464
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	145	165
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	340	390
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2035	350	353
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	1,040	1,041
36

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	160	184
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/2036	160	145
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2036	190	190
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	1,205	1,222
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	625	693
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	195	195
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	50	50
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2038	200	209
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	160	174
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2040	90	47
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2040	340	336
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/2041	200	171
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	365	351
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	745	748
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	900	862
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	30	29
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	300	322
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	115	124
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	165	154
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	375	354
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	25	26
[3]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	80	82
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	150	153
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	95	100
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2034	40	46
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2043	100	98
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2043	100	98
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2032	180	195
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2033	115	124
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2034	245	264
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2034	95	107
	Nassau County NY GO	4.000%	4/1/2043	265	263
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	35	28
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	60	56
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	330	316
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	80	74
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/2027	235	235
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	85	88
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	300	301
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	500	532
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	400	419
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	465	517
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	530	589
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	120	136
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	130	147
	New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/2032	125	126
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	65	72
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	410	425
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2033	200	202
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	125	135
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	100	117
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	845	988
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	200	211
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	65	70
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	250	295
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	105	124
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	170	190
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	35	41
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	85	98
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	55	65
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	100	119
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	60	70
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2036	30	30
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	220	227
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	265	265
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	340	404
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	10	12
37

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2037	165	156
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	480	481
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	100	101
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	1,710	1,739
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	155	162
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	230	267
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2037	230	235
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2038	70	70
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	75	78
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	300	305
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	135	152
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	300	345
New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2038	150	180
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	100	100
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	145	148
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	100	114
New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2039	45	53
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2040	80	77
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	445	445
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	500	531
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	145	150
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	235	248
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	300	309
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	300	309
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	50	53
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	145	143
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	150	150
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	285	301
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	155	154
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	290	287
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	95	94
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	205	203
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2043	100	97
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	510	549
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	75	82
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	285	229
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2044	285	274
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	90	94
New York City Municipal Water Finance Authority Water Revenue	3.375%	6/15/2045	20	17
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	80	77
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	470	451
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	90	86
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	935	955
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	55	58
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	55	58
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	100	113
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	370	422
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2035	320	332
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2036	50	50
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	235	247
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2037	740	759
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2037	90	95
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2042	90	87
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2044	485	453
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	90	95
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	90	90
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	95	101
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	845	896
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	395	397
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	100	106
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2035	150	151
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2036	60	60
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2037	205	207
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2038	30	30
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2040	1,045	1,045
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2040	570	570
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2042	265	255
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	130	134
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	275	283
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	420	422
38

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2045	20	19
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2045	270	277
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	700	723
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2035	55	65
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2037	250	289
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2040	205	230
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2041	185	204
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	65	71
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2043	55	59
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2025	125	125
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2025	155	155
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2025	200	200
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2025	110	110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	75	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	200	209
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	310	325
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	630	660
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2028	100	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	100	107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	130	139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	350	375
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	500	535
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	205	219
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	205	219
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	100	108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	90	97
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	60	62
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	215	235
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	250	273
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2030	155	156
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	250	275
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2030	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2030	15	15
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	75	83
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	195	217
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	500	556
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	535	595
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	200	222
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2031	95	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	1,760	1,816
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	25	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	120	135
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	150	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	110	123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	120	136
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	250	283
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	350	396
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	500	566
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	500	566
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	60	62
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	250	258
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	250	284
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	50	57
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	135	151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	260	295
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	150	172
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	300	344
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	1,080	1,237
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	150	172
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	350	401
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2033	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2033	1,465	1,468
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	60	62
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	330	365
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	210	217
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	220	245
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	75	86
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	90	93
39

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	250	289
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	250	289
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2034	175	176
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2034	90	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	220	226
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	20	23
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	520	573
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	180	190
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	275	305
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	295	319
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	110	128
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2035	175	169
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	225	230
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	75	75
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2035	75	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	90	91
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	305	346
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	100	117
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2035	345	346
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	210	217
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	85	94
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	250	281
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	140	144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	425	425
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	320	342
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	210	242
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	255	298
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2036	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2036	115	115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	75	83
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	145	152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	105	118
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	250	287
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	350	409
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2036	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	1,000	1,030
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	150	152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	405	414
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	500	544
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	25	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	130	149
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	115	132
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2036	125	142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2037	390	361
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	295	321
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	370	412
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	100	101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	280	298
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	230	258
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	205	232
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	445	506
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	105	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	150	152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	105	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	160	163
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	130	133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	85	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	15	17
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	155	175
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	1,000	1,132
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	90	101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2038	545	497
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	75	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	50	56
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	235	260
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	35	35
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	45	46
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	35	36
40

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	125	132
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	70	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	500	572
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.500%	8/1/2038	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	95	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	100	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	455	458
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	45	45
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	100	112
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	35	40
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	325	361
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2039	205	184
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	250	279
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	760	853
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	665	746
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/2039	125	121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	35	35
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	405	442
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2039	25	23
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	30	30
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	385	430
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	30	34
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2040	120	120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2040	300	301
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2040	165	183
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	60	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	500	503
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	100	105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	800	886
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	395	410
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	85	86
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2040	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	295	296
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	85	94
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	35	39
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2040	280	309
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	220	219
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	95	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2041	200	199
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	145	153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	145	125
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	270	269
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	115	124
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	225	248
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/2042	25	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	115	115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	35	34
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	175	172
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	1,000	1,018
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	50	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	160	174
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	200	219
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2042	295	245
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	450	444
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	320	315
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	370	365
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	520	512
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	465	507
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2042	115	125
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	40	39
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	105	102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	140	142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	680	716
41

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	75	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	250	268
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	5/1/2043	280	240
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	85	82
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	100	97
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	165	162
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	50	53
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	45	48
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	250	270
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2043	75	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2043	150	146
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	355	383
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	180	195
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2043	880	947
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2044	55	53
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	150	157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	55	58
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	270	261
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	435	463
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	60	64
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	200	215
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2044	30	31
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	265	283
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	410	439
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	100	105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	300	317
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	445	424
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	350	372
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	65	69
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2045	130	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	110	105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	515	524
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	40	42
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2040	225	225
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/2041	425	326
New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	175	150
New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/2043	25	24
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	435	327
New York NY GO	5.000%	8/1/2026	100	102
New York NY GO	5.000%	9/1/2026	135	138
New York NY GO	5.000%	8/1/2027	230	240
New York NY GO	5.000%	8/1/2027	285	293
New York NY GO	5.000%	8/1/2027	250	261
New York NY GO	5.000%	8/1/2027	460	480
New York NY GO	5.000%	8/1/2027	100	104
New York NY GO	5.000%	9/1/2027	500	522
New York NY GO	5.000%	9/1/2027	150	157
New York NY GO	5.000%	8/1/2028	75	80
New York NY GO	5.000%	8/1/2028	490	521
New York NY GO	5.000%	8/1/2028	160	170
New York NY GO	5.000%	8/1/2028	165	175
New York NY GO	5.000%	8/1/2028	900	957
New York NY GO	5.000%	8/1/2028	455	484
New York NY GO	5.000%	10/1/2028	50	53
New York NY GO	5.000%	8/1/2029	300	304
New York NY GO	5.000%	8/1/2029	365	396
New York NY GO	5.000%	8/1/2029	35	38
New York NY GO	5.000%	8/1/2029	250	268
New York NY GO	5.000%	9/1/2029	750	814
New York NY GO	5.000%	10/1/2029	70	76
New York NY GO	5.000%	8/1/2030	75	83
New York NY GO	5.000%	8/1/2030	310	343
New York NY GO	5.000%	8/1/2030	85	94
New York NY GO	5.000%	8/1/2030	85	94
New York NY GO	5.000%	8/1/2030	225	249
New York NY GO	5.000%	8/1/2030	115	127
New York NY GO	5.250%	10/1/2030	115	121
New York NY GO	5.000%	4/1/2031	70	75
42

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/2031	100	110
New York NY GO	5.000%	8/1/2031	45	49
New York NY GO	5.000%	8/1/2031	250	281
New York NY GO	5.000%	8/1/2031	250	281
New York NY GO	5.000%	9/1/2031	995	1,119
New York NY GO	5.000%	3/1/2032	105	119
New York NY GO	5.000%	8/1/2032	75	82
New York NY GO	5.000%	8/1/2032	225	251
New York NY GO	5.000%	8/1/2032	445	507
New York NY GO	3.250%	3/1/2033	45	45
New York NY GO	5.000%	4/1/2033	100	105
New York NY GO	5.000%	8/1/2033	125	144
New York NY GO	5.000%	8/1/2033	250	288
New York NY GO	5.000%	10/1/2033	335	361
New York NY GO	5.250%	10/1/2033	15	16
New York NY GO	5.000%	4/1/2034	100	105
New York NY GO	5.000%	4/1/2034	200	221
New York NY GO	5.000%	8/1/2034	430	500
New York NY GO	5.000%	8/1/2034	250	291
New York NY GO	3.000%	10/1/2034	115	113
New York NY GO	5.000%	10/1/2034	5	5
New York NY GO	5.000%	12/1/2034	300	318
New York NY GO	5.000%	2/1/2035	250	291
New York NY GO	5.000%	3/1/2035	100	115
New York NY GO	5.000%	4/1/2035	150	157
New York NY GO	5.000%	4/1/2035	80	91
New York NY GO	5.000%	5/1/2035	110	122
New York NY GO	4.000%	8/1/2035	125	125
New York NY GO	4.000%	8/1/2035	105	105
New York NY GO	5.000%	8/1/2035	75	81
New York NY GO	5.000%	8/1/2035	420	476
New York NY GO	5.000%	8/1/2035	305	327
New York NY GO	5.000%	8/1/2035	140	161
New York NY GO	5.000%	10/1/2035	365	408
New York NY GO	5.000%	10/1/2035	500	584
New York NY GO	5.000%	12/1/2035	125	127
New York NY GO	5.000%	12/1/2035	80	85
New York NY GO	4.000%	3/1/2036	10	10
New York NY GO	5.000%	4/1/2036	60	67
New York NY GO	5.000%	4/1/2036	50	57
New York NY GO	4.000%	5/1/2036	45	46
New York NY GO	4.000%	8/1/2036	60	60
New York NY GO	5.000%	8/1/2036	70	79
New York NY GO	5.000%	8/1/2036	40	43
New York NY GO	5.000%	8/1/2036	100	115
New York NY GO	5.000%	8/1/2036	100	116
New York NY GO	5.000%	9/1/2036	115	127
New York NY GO	5.000%	10/1/2036	55	57
New York NY GO	5.000%	3/1/2037	240	260
New York NY GO	5.000%	3/1/2037	55	62
New York NY GO	5.000%	4/1/2037	815	921
New York NY GO	5.000%	5/1/2037	80	88
New York NY GO	4.000%	8/1/2037	380	384
New York NY GO	4.000%	8/1/2037	25	25
New York NY GO	5.000%	8/1/2037	100	113
New York NY GO	5.000%	9/1/2037	220	242
New York NY GO	5.000%	10/1/2037	345	355
New York NY GO	5.000%	10/1/2037	280	309
New York NY GO	3.500%	3/1/2038	275	260
New York NY GO	5.000%	3/1/2038	65	69
New York NY GO	5.000%	3/1/2038	450	505
New York NY GO	5.250%	5/1/2038	270	300
New York NY GO	4.000%	8/1/2038	140	141
New York NY GO	5.000%	8/1/2038	410	414
New York NY GO	5.000%	8/1/2038	100	112
New York NY GO	5.000%	9/1/2038	550	618
New York NY GO	5.000%	10/1/2038	110	113
New York NY GO	5.000%	10/1/2038	100	106
New York NY GO	5.000%	12/1/2038	600	629
New York NY GO	5.000%	3/1/2039	205	228
43

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	4/1/2039	300	311
	New York NY GO	5.000%	4/1/2039	135	150
	New York NY GO	4.000%	8/1/2039	20	20
	New York NY GO	5.000%	9/1/2039	595	663
	New York NY GO	5.000%	2/1/2040	500	556
	New York NY GO	5.000%	4/1/2040	150	165
	New York NY GO	4.000%	8/1/2040	165	165
	New York NY GO	5.000%	9/1/2040	50	55
	New York NY GO	4.000%	10/1/2040	120	120
	New York NY GO	5.000%	10/1/2040	400	446
	New York NY GO	5.250%	10/1/2040	30	33
	New York NY GO	5.000%	12/1/2040	80	83
	New York NY GO	3.000%	3/1/2041	55	47
	New York NY GO	4.000%	3/1/2041	25	25
	New York NY GO	4.000%	3/1/2041	50	50
	New York NY GO	4.000%	4/1/2041	20	20
	New York NY GO	4.000%	8/1/2041	10	10
	New York NY GO	5.000%	8/1/2041	290	314
	New York NY GO	5.000%	8/1/2041	20	21
	New York NY GO	5.000%	9/1/2041	55	59
	New York NY GO	5.000%	9/1/2041	545	596
	New York NY GO	3.000%	10/1/2041	75	64
	New York NY GO	4.000%	12/1/2041	30	30
	New York NY GO	5.000%	12/1/2041	845	854
	New York NY GO	4.000%	3/1/2042	230	225
	New York NY GO	4.000%	3/1/2042	10	10
	New York NY GO	5.000%	3/1/2042	40	43
	New York NY GO	4.000%	8/1/2042	150	146
	New York NY GO	4.000%	8/1/2042	35	34
	New York NY GO	5.000%	8/1/2042	65	68
	New York NY GO	5.000%	9/1/2042	25	27
	New York NY GO	5.000%	9/1/2042	100	108
	New York NY GO	3.250%	10/1/2042	555	476
	New York NY GO	5.000%	10/1/2042	300	327
	New York NY GO	5.250%	10/1/2042	110	119
	New York NY GO	5.000%	4/1/2043	120	123
	New York NY GO	5.250%	4/1/2043	400	432
	New York NY GO	5.250%	5/1/2043	75	80
	New York NY GO	5.000%	8/1/2043	55	57
	New York NY GO	5.000%	8/1/2043	80	87
	New York NY GO	5.250%	9/1/2043	25	27
	New York NY GO	5.000%	10/1/2043	30	31
	New York NY GO	4.000%	12/1/2043	25	24
	New York NY GO	5.000%	3/1/2044	100	106
	New York NY GO	5.000%	4/1/2044	260	276
	New York NY GO	5.250%	4/1/2044	140	150
	New York NY GO	4.000%	8/1/2044	585	559
	New York NY GO	3.000%	10/1/2044	70	56
	New York NY GO	5.000%	10/1/2044	300	321
	New York NY GO	5.250%	2/1/2045	500	543
	New York NY GO	3.000%	3/1/2045	340	267
	New York NY GO	4.000%	4/1/2045	30	28
	New York NY GO	5.000%	4/1/2045	285	291
	New York NY GO	5.500%	5/1/2045	15	16
	New York NY GO	3.000%	8/1/2045	105	82
	New York NY GO	5.000%	10/1/2045	350	373
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2028	300	324
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	65	66
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	325	329
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2031	100	115
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	650	658
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	130	131
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	190	192
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	50	59
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2036	100	116
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2038	205	205
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2038	60	62
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2039	95	95
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	85	86
[7]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2040	100	117
44

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	20	18
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2041	130	129
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	150	151
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	155	162
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2043	105	101
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2044	260	248
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2044	250	268
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2045	605	577
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/2043	360	333
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2026	330	332
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2026	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	500	540
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	30	32
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	500	550
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	445	463
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	100	110
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	75	83
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	130	143
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	750	827
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	400	411
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	90	101
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	90	95
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	95	106
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	595	668
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	75	84
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	310	348
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	500	562
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	65	71
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	100	114
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	250	285
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	325	354
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	80	83
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	100	113
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	240	264
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	230	246
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	75	85
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2034	30	30
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	35	37
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	115	117
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	390	439
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	250	292
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	150	175
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	70	76
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	55	57
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	200	203
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	65	73
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	250	289
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	145	170
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	40	41
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	80	80
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2036	125	128
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	325	330
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	60	69
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	210	233
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	50	51
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	225	226
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	150	152
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	685	706
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	195	198
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	105	108
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	465	528
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	500	575
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2037	230	243
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2038	350	354
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	35	36
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	275	279
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	255	259
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	30	32
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	390	438
45

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2039	95	96
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	180	181
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	145	146
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	255	285
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	250	282
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2039	35	37
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	30	31
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	250	278
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	75	76
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	425	446
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	620	533
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	50	43
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2041	25	25
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	25	26
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	610	653
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	30	33
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	1,000	1,104
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2042	440	449
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	245	206
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	5	5
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	55	54
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	45	49
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	100	102
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	5	5
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	15	15
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	70	68
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	625	671
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	485	467
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	200	193
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	15	14
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	400	383
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	15	15
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	280	299
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2026	10	10
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	65	69
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2029	75	81
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	70	76
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	170	173
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	50	51
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	50	52
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	100	113
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	100	115
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	250	288
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2033	165	191
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/2033	65	75
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2034	135	156
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	100	113
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	250	285
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	80	88
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2041	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2043	55	54
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	165	169
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	40	41
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	65	66
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2033	50	55
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2034	75	82
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	50	55
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2030	285	305
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2028	130	137
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/2030	35	37
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/2031	115	120
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2031	100	112
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	65	72
46

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2033	150	167
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2035	215	237
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2036	400	438
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	500	506
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	200	201
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	150	149
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2041	620	614
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	260	253
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2027	265	274
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2028	100	106
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	100	110
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	325	343
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	50	53
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	135	142
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	75	80
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	510	537
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	250	258
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	500	578
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	315	321
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	145	154
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	150	158
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	100	103
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	350	371
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	315	331
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	1,430	1,690
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	75	77
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	200	237
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	450	470
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	100	115
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	480	500
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	95	99
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	135	138
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	465	484
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	510	567
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	45	50
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	95	99
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	35	36
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	75	76
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	135	139
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	400	411
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	165	167
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	500	515
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	500	513
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	10	11
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	940	1,023
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2044	25	24
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	65	67
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	15	16
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2045	60	57
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	225	230
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	70	75
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2027	150	155
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2029	460	502
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	390	435
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2033	160	188
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2039	20	23
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2040	175	159
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2041	100	100
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	20	20
New York State Thruway Authority Highway Revenue	5.000%	1/1/2028	90	95
New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	400	442
New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	500	565
New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	205	215
New York State Thruway Authority Highway Revenue	5.000%	1/1/2034	50	59
New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	1,080	1,129
New York State Thruway Authority Highway Revenue	4.000%	1/1/2036	185	186
New York State Thruway Authority Highway Revenue	5.000%	1/1/2037	75	86
New York State Thruway Authority Highway Revenue	4.000%	1/1/2038	25	25
New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	660	750
New York State Thruway Authority Highway Revenue	5.000%	1/1/2041	100	100
47

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	100	109
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2043	480	469
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2043	60	65
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2044	50	54
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	670	639
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	580	556
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	400	385
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2030	600	661
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2035	60	68
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2037	100	112
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2037	600	695
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2039	75	83
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2040	50	54
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2041	1,010	1,088
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2042	85	91
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2042	300	329
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2045	55	58
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2026	150	151
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2031	50	56
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2035	60	66
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2037	40	41
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	145	146
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	125	121
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2045	15	14
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2025	575	576
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2030	250	275
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2032	315	364
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2033	145	170
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2033	140	146
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2034	25	27
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2034	350	412
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	100	116
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2036	105	123
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	270	277
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2037	70	79
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2038	15	15
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2038	100	114
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2038	215	248
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	45	46
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	670	679
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/2040	20	20
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2041	250	278
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2041	150	151
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	85	94
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2041	30	34
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2041	185	187
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2042	250	274
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	25	25
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	145	160
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2042	25	26
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/2042	195	167
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2045	60	64
	Suffolk County Water Authority Water Revenue	4.000%	6/1/2031	70	70
	Suffolk County Water Authority Water Revenue	3.000%	6/1/2032	320	320
	Suffolk County Water Authority Water Revenue	4.000%	6/1/2041	250	252
	Suffolk County Water Authority Water Revenue	3.250%	6/1/2043	460	404
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2025	95	95
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	950	974
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	240	252
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	90	80
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	235	244
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	115	129
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	95	79
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	960	995
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	175	141
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	120	124
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	165	171
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	50	52
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	100	114
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	310	319
48

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	170	174
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	450	510
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2040	320	348
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2041	150	150
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2042	230	227
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	115	118
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	160	171
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2043	180	175
Triborough Bridge & Tunnel Authority Highway Revenue BAN	5.000%	11/1/2025	255	255
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2025	190	190
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2026	185	187
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2026	75	77
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	635	662
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	535	557
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	420	451
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	1,105	1,180
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	205	228
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	100	112
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2031	145	157
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2032	385	441
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2033	170	185
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	245	284
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	100	117
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	190	220
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2035	235	251
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2035	200	233
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	200	228
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	200	231
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2036	175	205
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	105	119
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	100	113
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2040	235	265
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2041	75	82
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2041	395	432
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2041	250	278
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2042	175	186
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2042	250	275
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	40	42
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	125	134
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	30	32
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	325	342
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2044	90	97
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/2026	260	263
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2043	25	27
Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	25	25
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2029	1,000	1,099
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2031	110	121
Utility Debt Securitization Authority Electric Power & Light Revenue	3.000%	12/15/2032	500	500
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2032	125	125
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2033	130	132
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2034	100	101
Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/2037	100	100
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2037	305	305
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	115	129
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2039	50	52
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2040	15	16
				241,896
North Carolina (0.7%)
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2044	255	248
Guilford County NC GO	5.000%	3/1/2034	100	118
Guilford County NC GO	5.000%	3/1/2035	230	274
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	70	73
North Carolina Appropriations Revenue	5.000%	6/1/2026	55	56
North Carolina Appropriations Revenue	5.000%	5/1/2027	340	352
North Carolina Appropriations Revenue	4.000%	5/1/2033	75	78
North Carolina Appropriations Revenue	4.000%	5/1/2040	200	206
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2027	175	181
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2028	630	666
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2030	50	55
49

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2031	120	132
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2032	40	44
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2033	65	71
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2034	335	331
	North Carolina Appropriations Revenue (Build NC Programs)	2.000%	5/1/2035	50	44
	North Carolina GO	5.000%	6/1/2026	110	112
	North Carolina GO	5.000%	6/1/2028	250	266
	North Carolina GO	5.000%	6/1/2029	320	348
	North Carolina GO	2.125%	6/1/2036	165	144
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2027	100	103
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	140	151
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2030	270	290
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2031	775	833
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2032	75	81
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2033	80	86
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2034	125	134
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2040	60	67
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2026	175	176
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2028	110	110
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2031	50	50
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2040	400	222
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2042	300	147
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2043	300	138
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2044	300	130
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2044	10	10
	Wake County NC GO	5.000%	4/1/2032	500	574
					7,101
North Dakota (0.0%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	255	255
Ohio (1.6%)
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/2042	175	173
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/2035	80	88
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2036	70	72
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2041	330	330
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2026	75	75
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2035	35	38
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2036	30	31
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	110	123
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2039	785	789
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2039	275	305
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2029	250	267
	Columbus OH GO	5.000%	7/1/2026	325	330
[7]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/2028	155	141
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/2030	250	256
[1]	JobsOhio Beverage System Economic Development Revenue	5.000%	1/1/2036	140	165
[1]	JobsOhio Beverage System Economic Development Revenue	5.000%	1/1/2038	800	926
	Miami University OH College & University Revenue	5.000%	9/1/2041	475	478
	Northeast Ohio Regional Sewer District Sewer Revenue	3.250%	11/15/2040	160	144
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/2043	250	242
	Ohio GO	5.000%	5/1/2027	280	290
	Ohio GO	5.000%	8/1/2027	75	78
	Ohio GO	5.000%	11/1/2027	275	288
	Ohio GO	5.000%	9/15/2031	100	114
	Ohio GO	5.000%	11/1/2032	140	162
	Ohio GO	5.000%	6/15/2034	1,405	1,650
	Ohio GO	5.000%	11/1/2035	640	757
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2027	275	289
	Ohio State University College & University Revenue	5.000%	12/1/2033	85	99
	Ohio State University College & University Revenue	3.000%	12/1/2044	40	32
	Ohio State University College & University Revenue	4.000%	12/1/2044	5	5
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2030	75	82
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2032	80	82
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2033	55	57
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2036	55	39
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2038	70	45
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2042	15	8
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	190	91
	Ohio University College & University Revenue	5.000%	12/1/2044	250	250
50

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	3.000%	12/1/2034	175	174
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2036	135	145
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2037	215	230
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2038	350	373
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2044	105	109
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2025	165	165
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2025	140	140
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2026	160	164
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2027	440	457
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2030	1,070	1,199
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2031	175	200
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2033	100	110
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2033	360	422
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2035	100	117
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2040	30	33
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2041	35	38
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2028	35	37
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2028	145	156
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2029	630	680
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2029	355	388
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2031	155	175
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2033	385	449
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	50	54
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	40	44
	Rickenbacker Port Authority Miscellaneous Revenue	5.375%	1/1/2032	150	167
					15,617
Oklahoma (0.4%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	3.000%	9/1/2029	90	89
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/2027	115	117
[3]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.000%	9/1/2044	10	10
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2026	125	126
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2028	30	31
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2031	170	173
	Grand River Dam Authority Electric Power & Light Revenue	4.000%	6/1/2033	165	167
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2035	100	115
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2039	100	111
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/2038	150	151
	Oklahoma County Finance Authority Lease (Appropriation) Revenue (Choctaw-Nicoma Park Public Schools Project)	5.000%	9/1/2036	225	248
	Oklahoma County Independent School District No. 89 Oklahoma City GO	1.250%	7/1/2026	500	494
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2027	75	77
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2029	120	129
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2031	65	73
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2032	255	290
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2026	585	587
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2027	140	144
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2030	85	93
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2037	45	45
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2037	210	242
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2042	105	105
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2045	250	269
	University of Oklahoma College & University Revenue	4.000%	7/1/2045	10	10
					3,896
Oregon (0.6%)
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2034	55	57
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2036	485	303
	Deschutes Public Library District GO	3.000%	12/1/2041	55	47
	Multnomah County OR GO	5.000%	6/15/2027	100	104
	Multnomah County OR GO	5.000%	6/15/2028	40	42
	Multnomah County OR School District No. 1J Portland GO	5.000%	6/15/2027	200	208
	Multnomah County OR School District No. 1J Portland GO	3.500%	6/15/2044	65	57
	Multnomah County School District No. 40 GO	0.000%	6/15/2043	75	32
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2034	1,317	1,520
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2035	150	162
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2036	420	451
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2037	110	117
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2038	225	239
51

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/2039	350	356
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/2042	25	25
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2042	400	419
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2029	80	88
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2031	330	376
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2034	265	313
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2039	115	128
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2040	20	22
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2042	500	543
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	10	10
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2035	85	88
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2036	10	10
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2039	100	57
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2042	250	117
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2045	350	136
					6,027
Pennsylvania (3.6%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2028	45	47
	Allegheny County PA GO	5.000%	11/1/2029	125	127
	Allegheny County PA GO	5.000%	11/1/2041	495	498
	Commonwealth of Pennsylvania COP	5.000%	7/1/2043	50	51
	Commonwealth of Pennsylvania GO	5.000%	7/15/2026	305	310
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	50	51
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	260	265
	Commonwealth of Pennsylvania GO	5.000%	10/1/2026	685	699
	Commonwealth of Pennsylvania GO	5.000%	1/1/2027	895	919
	Commonwealth of Pennsylvania GO	5.000%	1/15/2027	175	180
	Commonwealth of Pennsylvania GO	5.000%	3/1/2027	500	515
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	400	417
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	145	151
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	390	406
	Commonwealth of Pennsylvania GO	5.000%	9/1/2027	300	313
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	105	107
	Commonwealth of Pennsylvania GO	5.000%	1/1/2028	330	339
	Commonwealth of Pennsylvania GO	5.000%	1/15/2028	750	770
	Commonwealth of Pennsylvania GO	5.000%	3/1/2028	270	285
	Commonwealth of Pennsylvania GO	5.000%	7/15/2028	35	37
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	25	27
	Commonwealth of Pennsylvania GO	5.000%	10/1/2028	20	21
	Commonwealth of Pennsylvania GO	4.000%	1/1/2029	15	15
	Commonwealth of Pennsylvania GO	5.000%	7/15/2029	450	488
	Commonwealth of Pennsylvania GO	5.000%	8/15/2029	155	169
	Commonwealth of Pennsylvania GO	5.000%	8/15/2029	185	201
	Commonwealth of Pennsylvania GO	5.000%	9/1/2029	665	724
	Commonwealth of Pennsylvania GO	5.000%	9/1/2029	25	27
	Commonwealth of Pennsylvania GO	4.000%	1/1/2030	470	477
	Commonwealth of Pennsylvania GO	5.000%	10/1/2030	370	412
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	370	425
	Commonwealth of Pennsylvania GO	4.000%	9/15/2032	300	303
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/2033	150	154
	Commonwealth of Pennsylvania GO	4.000%	5/1/2033	80	84
	Commonwealth of Pennsylvania GO	5.000%	9/1/2033	50	58
[2]	Commonwealth of Pennsylvania GO	3.000%	9/15/2033	250	249
	Commonwealth of Pennsylvania GO	5.000%	8/15/2034	900	1,054
	Commonwealth of Pennsylvania GO	5.000%	9/1/2034	75	87
	Commonwealth of Pennsylvania GO	4.000%	9/15/2034	755	761
	Commonwealth of Pennsylvania GO	5.000%	10/1/2034	105	120
[2]	Commonwealth of Pennsylvania GO	3.000%	2/1/2035	205	201
	Commonwealth of Pennsylvania GO	5.000%	9/1/2035	300	344
	Commonwealth of Pennsylvania GO	4.000%	3/1/2036	130	132
	Commonwealth of Pennsylvania GO	5.000%	9/1/2036	140	159
	Commonwealth of Pennsylvania GO	3.000%	9/15/2036	140	128
	Commonwealth of Pennsylvania GO	5.000%	10/1/2036	315	352
	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	500	506
	Commonwealth of Pennsylvania GO	2.000%	5/15/2037	45	37
	Commonwealth of Pennsylvania GO	2.000%	5/15/2038	15	12
	Commonwealth of Pennsylvania GO	2.000%	5/1/2039	125	97
	Commonwealth of Pennsylvania GO	2.000%	5/15/2039	85	66
	Commonwealth of Pennsylvania GO	5.000%	8/15/2039	600	671
52

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	2.125%	5/1/2040	180	137
	Commonwealth of Pennsylvania GO	4.000%	8/15/2040	10	10
	Commonwealth of Pennsylvania GO	5.000%	10/1/2040	90	98
	Commonwealth of Pennsylvania GO	2.000%	5/15/2041	145	104
	Commonwealth of Pennsylvania GO	4.000%	8/15/2041	205	208
	Commonwealth of Pennsylvania GO	4.000%	8/15/2042	100	100
	Commonwealth of Pennsylvania GO	5.000%	10/1/2042	50	54
	Commonwealth of Pennsylvania GO	4.000%	8/15/2043	100	99
	Commonwealth of Pennsylvania GO	4.000%	9/1/2043	45	44
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2042	135	138
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2026	100	100
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2039	210	220
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2035	185	217
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2037	150	173
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2040	115	129
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/2032	105	122
[7]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/2028	235	250
	Lehigh County IDA Industrial Revenue	3.000%	9/1/2029	1,340	1,340
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2034	65	76
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/2035	55	65
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	10/1/2038	25	25
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2041	75	75
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	280	215
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2027	105	106
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	175	179
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/2030	100	106
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	125	142
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2033	95	96
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2033	250	285
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2034	525	605
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2034	85	86
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2035	215	249
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	150	156
[2]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2037	125	126
[2]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	45	45
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	30	31
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2038	1,000	1,006
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2039	540	542
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	330	339
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	810	811
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	70	70
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	680	761
	Pennsylvania Turnpike Commission Highway Revenue	3.375%	12/1/2041	275	253
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	600	599
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	210	212
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2042	305	310
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	120	101
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	15	15
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	250	242
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	385	397
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	265	288
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	20	22
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2044	485	463
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	25	27
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	395	396
	Pennsylvania Turnpike Commission Highway Revenue PUT	5.000%	12/1/2032	265	301
[4]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/2028	0.000%	12/1/2041	30	29
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2043	350	360
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2044	500	518
	Philadelphia PA GO	5.000%	8/1/2026	55	56
	Philadelphia PA GO	5.000%	8/1/2027	250	260
	Philadelphia PA GO	5.000%	8/1/2033	165	191
	Philadelphia PA GO	5.000%	8/1/2041	500	555
	Philadelphia PA GO	5.250%	8/1/2044	250	275
[2]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2031	200	226
[2]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2034	425	496
[2]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2035	120	141
[2]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2038	85	97
[2]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2039	200	225
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2043	550	565
53

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2044	145	150
[5]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2028	215	197
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2032	175	200
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2033	105	122
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/2034	125	130
	School District of Philadelphia GO	5.000%	9/1/2026	800	815
[5]	School District of Philadelphia GO	5.000%	6/1/2034	50	58
[2]	School District of Philadelphia GO	4.000%	9/1/2043	485	472
[2]	School District of Philadelphia GO	3.000%	9/1/2044	180	148
	School District of Philadelphia GO	5.000%	9/1/2044	500	511
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	85	86
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2033	200	203
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue (School District Philadelphia Project)	5.000%	6/1/2029	75	80
	Swarthmore Borough Authority College & University Revenue PUT	5.000%	9/13/2035	100	116
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/2026	390	392
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2042	35	35
					36,123
Rhode Island (0.3%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2026	285	289
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2027	245	248
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2028	150	152
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2029	380	384
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2030	345	349
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2031	870	880
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/1/2029	150	156
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/1/2037	155	156
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/2040	60	60
					2,674
South Carolina (0.6%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2026	365	374
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2028	95	102
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2041	350	350
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2028	125	134
	Horry County SC School District GO	5.000%	3/1/2026	110	111
	Mount Pleasent SC Water & Sewer Water Revenue	4.000%	6/1/2044	50	49
	South Carolina Association of Governmental Organizations COP	5.000%	3/2/2026	1,700	1,712
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2032	105	115
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2034	30	31
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	250	247
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2041	150	162
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	200	192
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	265	273
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	50	53
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	10	10
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2034	60	61
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2035	350	353
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	165	166
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2025	100	100
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2026	300	307
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2028	15	16
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2026	225	230
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2029	290	317
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2030	150	167
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2031	75	85
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	4.000%	10/1/2033	75	81
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2039	95	98
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2040	470	482
					6,378
Tennessee (0.4%)
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/2045	115	119
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2035	100	117
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	395	409
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2042	25	25
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2026	50	51
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	140	142
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	180	185
54

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2027	60	62
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	125	130
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	55	56
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2029	145	156
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2029	30	31
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2030	50	55
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2031	35	37
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2032	95	100
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2032	275	291
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/2033	75	75
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2033	190	192
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/2034	25	25
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2034	400	468
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/2035	270	264
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2035	225	262
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2039	90	93
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2042	80	80
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2045	530	512
					3,937
Texas (10.3%)
	Alamo Community College District GO	5.000%	2/15/2027	100	103
	Alamo Community College District GO	5.000%	2/15/2028	375	395
[9]	Aldine Independent School District GO	5.000%	2/15/2045	100	101
[9]	Allen Independent School District GO	5.000%	2/15/2026	250	252
[9]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/2044	125	120
[9]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	90	84
[9]	Arlington TX Independent School District GO	5.000%	2/15/2026	175	176
[9]	Arlington TX Independent School District GO	4.000%	2/15/2045	285	278
[2]	Arlington TX Special Tax Revenue	4.000%	2/15/2044	205	197
	Austin Community College District GO	4.000%	8/1/2040	10	10
[9]	Austin Independent School District GO	5.000%	8/1/2036	735	841
[9]	Austin Independent School District GO	5.000%	8/1/2037	160	181
[9]	Austin Independent School District GO	5.000%	8/1/2038	255	287
[9]	Austin Independent School District GO	5.000%	8/1/2039	410	458
[9]	Austin Independent School District GO	5.000%	8/1/2040	100	108
[9]	Austin Independent School District GO	5.000%	8/1/2041	290	311
[9]	Austin Independent School District GO	5.000%	8/1/2042	75	80
[9]	Austin Independent School District GO	4.000%	8/1/2043	260	257
	Austin TX GO	5.000%	9/1/2026	600	611
	Austin TX GO	5.000%	9/1/2027	210	219
	Austin TX GO	5.000%	9/1/2034	50	58
[9]	Barbers Hill Independent School District GO	4.000%	2/15/2041	180	180
	Bexar County TX GO	4.000%	6/15/2041	110	110
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	190	193
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	130	132
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	295	307
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	100	104
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	340	354
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	1,000	1,066
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	190	203
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	225	245
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	100	109
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2030	265	294
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	255	288
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	165	187
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	265	288
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	1,425	1,655
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	110	129
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2035	70	83
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	85	99
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	20	22
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	265	298
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2040	10	11
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2041	385	425
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	135	144
	Board of Regents of the University of Texas System College & University Revenue	3.375%	8/15/2044	180	158
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2045	40	43
[9]	Boerne Independent School District GO, Prere.	4.000%	2/1/2026	1,000	1,003
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/2041	155	136
55

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2044	200	188
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	705	723
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	375	425
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2035	85	97
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2037	215	241
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2037	245	273
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	95	101
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2041	40	43
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	35	38
[9]	Clear Creek Independent School District GO	5.000%	2/15/2030	135	148
[9]	Clear Creek Independent School District GO	5.000%	2/15/2031	80	89
[9]	Clear Creek Independent School District GO	5.000%	2/15/2034	875	1,017
[9]	Clear Creek Independent School District GO	5.000%	2/15/2035	35	41
[9]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	270	261
[9]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	35	34
[9]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	225	216
[9]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	100	93
[9]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.250%	2/15/2045	100	106
[9]	Comal Independent School District GO	5.000%	2/15/2035	130	150
[9]	Conroe Independent School District GO	5.000%	2/15/2037	200	227
[9]	Conroe Independent School District GO	5.000%	2/15/2038	725	817
[9]	Conroe Independent School District GO	5.000%	2/15/2039	420	470
[9]	Conroe Independent School District GO	5.000%	2/15/2039	100	113
[9]	Conroe Independent School District GO	5.000%	2/15/2040	700	773
[9]	Conroe Independent School District GO	5.000%	2/15/2043	10	11
[9]	Conroe Independent School District GO	5.000%	2/15/2044	75	81
	Corpus Christi TX Utility System Multiple Utility Revenue	4.000%	7/15/2045	65	63
	Corpus Christi TX Utility System Multiple Utility Revenue	4.125%	7/15/2045	30	29
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2026	150	151
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	355	357
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	720	742
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2028	50	50
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2029	320	345
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2030	350	385
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2033	230	265
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2034	240	279
[9]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2041	10	9
[9]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2043	50	50
[7]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2028	300	323
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2029	125	136
[7]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2029	90	99
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2031	55	60
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/2025	100	100
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/2025	110	110
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/2025	315	316
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	100	102
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	240	256
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	40	44
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	285	327
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	55	61
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	615	714
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2034	150	155
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2034	250	292
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2035	150	173
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2038	110	124
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	15	16
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	190	210
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2042	20	22
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	160	167
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2044	240	257
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	50	48
[9]	Dallas Independent School District GO	5.000%	2/15/2028	200	211
[9]	Dallas Independent School District GO	5.000%	2/15/2029	250	269
[9]	Dallas Independent School District GO	5.000%	2/15/2033	710	819
[9]	Dallas Independent School District GO	3.000%	2/15/2035	325	318
[9]	Dallas Independent School District GO	3.000%	2/15/2036	160	153
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2028	170	178
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2029	15	16
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2030	15	16
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2031	40	44
56

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas TX GO	5.000%	2/15/2026	225	226
	Dallas TX GO	5.000%	2/15/2028	200	211
	Dallas TX GO	5.000%	2/15/2029	155	167
	Dallas TX GO	5.000%	2/15/2031	65	73
[2]	Dallas TX GO	3.125%	2/15/2035	90	89
[2]	Dallas TX GO	3.250%	2/15/2037	115	111
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2026	70	70
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2029	150	153
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2031	180	183
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2041	10	10
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2043	400	392
[9]	Denton Independent School District GO	5.000%	8/15/2035	380	432
[9]	Denton Independent School District GO	5.000%	8/15/2037	560	627
[9]	Denton Independent School District GO	5.000%	8/15/2038	175	195
[9]	Denton Independent School District GO PUT	4.000%	8/15/2028	100	103
[9]	Denton Independent School District GO PUT	4.000%	8/15/2030	50	53
	El Paso TX GO	4.000%	8/15/2042	250	245
	El Paso TX GO	4.000%	8/15/2044	190	185
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2044	50	48
[9]	Fort Bend Independent School District GO PUT	4.000%	8/1/2027	105	107
[9]	Fort Bend Independent School District GO PUT	3.800%	8/1/2028	210	214
[9]	Frisco Independent School District GO	5.000%	2/15/2029	100	107
[9]	Frisco Independent School District GO	5.000%	8/15/2036	80	85
[9]	Garland Independent School District GO	5.000%	2/15/2032	1,310	1,487
[9]	Garland Independent School District GO	5.000%	2/15/2034	185	211
[9]	Garland Independent School District GO	5.000%	2/15/2035	235	267
[9]	Garland Independent School District GO	5.000%	2/15/2036	665	749
[9]	Garland Independent School District GO	5.000%	2/15/2037	100	112
[9]	Garland Independent School District GO	5.000%	2/15/2038	150	167
[9]	Garland Independent School District GO	5.000%	2/15/2040	30	33
[9]	Garland Independent School District GO	5.000%	2/15/2041	150	162
[9]	Garland Independent School District GO	5.000%	2/15/2042	145	156
[2]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/2042	75	79
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2035	115	120
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/2035	110	118
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2036	105	109
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2038	75	78
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	795	816
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2045	95	90
[9]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2026	645	649
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	125	136
	Harris County Flood Control District GO	5.000%	10/1/2032	55	63
	Harris County Flood Control District GO	3.000%	10/1/2041	45	39
	Harris County TX GO	5.000%	9/15/2028	100	107
	Harris County TX Highway Revenue	5.000%	8/15/2030	125	127
	Harris County TX Highway Revenue	5.000%	8/15/2031	240	244
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2029	250	272
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2032	115	121
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2033	270	307
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2039	175	195
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2042	190	187
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2043	40	41
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2045	495	475
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2026	1,040	1,062
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2028	510	542
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2030	290	319
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2038	275	304
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/2042	125	57
	Hidalgo County TX GO	4.000%	8/15/2043	125	123
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project)	5.000%	5/15/2034	435	506
[9]	Houston Independent School District GO	5.000%	2/15/2026	525	528
[9]	Houston Independent School District GO	5.000%	2/15/2027	505	521
[9]	Houston Independent School District GO	5.000%	2/15/2028	490	505
[9]	Houston Independent School District GO	5.000%	2/15/2031	60	60
[9]	Houston Independent School District GO	5.000%	2/15/2034	135	157
[9]	Houston Independent School District GO	4.000%	2/15/2039	55	55
[9]	Houston Independent School District GO	4.000%	2/15/2040	50	50
	Houston Independent School District GO PUT	5.000%	7/15/2028	235	247
[9]	Houston Independent School District GO, Prere.	4.000%	2/15/2027	2,000	2,031
[2]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	250	285
57

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2039	25	26
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2031	75	76
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2032	95	97
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2032	155	171
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2034	300	306
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2034	490	566
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2035	110	126
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	55	56
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2043	100	97
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2044	125	120
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2044	90	90
[2]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/2028	15	14
	Houston TX GO	5.000%	3/1/2026	105	106
	Houston TX GO	5.000%	3/1/2027	900	906
	Houston TX GO	5.000%	3/1/2028	220	227
	Houston TX GO	5.000%	3/1/2029	100	107
	Houston TX GO	5.000%	3/1/2030	115	124
	Houston TX GO	5.000%	3/1/2030	175	192
	Houston TX GO	5.000%	3/1/2034	160	182
	Houston TX GO	5.000%	3/1/2035	150	174
	Houston TX GO	5.000%	3/1/2041	20	22
	Houston TX GO	5.250%	3/1/2042	165	179
[7]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/2031	65	53
[7]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/2032	60	47
[9]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2040	25	25
[9]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/2043	350	374
[9]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/2044	200	212
[9]	Irving Independent School District GO	5.000%	2/15/2043	245	261
[9]	Judson Independent School District GO	4.000%	2/1/2041	55	55
[9]	Judson Independent School District GO	4.000%	2/1/2045	100	94
[9]	Katy Independent School District GO	5.000%	2/15/2042	35	36
[9]	Katy Independent School District GO	4.000%	2/15/2045	250	244
[9]	Lamar Consolidated Independent School District GO	5.000%	2/15/2043	5	5
[9]	Lamar Consolidated Independent School District GO	4.000%	2/15/2044	90	88
[9]	Leander Independent School District GO	5.000%	8/15/2036	1,000	1,161
[9]	Leander Independent School District GO	5.000%	8/15/2040	50	56
[9]	Leander Independent School District GO	0.000%	8/16/2042	200	93
[9]	Leander Independent School District GO	0.000%	8/16/2043	50	22
[9]	Lewisville Independent School District GO	4.000%	8/15/2026	10	10
[9]	Lewisville Independent School District GO	4.000%	8/15/2027	65	65
[9]	Lewisville Independent School District GO	5.000%	8/15/2029	360	392
[9]	Lewisville Independent School District GO	5.000%	8/15/2036	720	816
[9]	Lewisville Independent School District GO	5.000%	8/15/2039	150	166
[9]	Lewisville Independent School District GO	5.000%	8/15/2040	285	312
[9]	Lewisville Independent School District GO	5.000%	8/15/2042	120	129
[9]	Lewisville Independent School District GO	5.000%	8/15/2043	140	150
[9]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	105	105
	Lone Star College System GO	5.000%	8/15/2042	20	20
[3]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2038	100	113
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	170	187
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	40	45
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	200	223
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2043	30	31
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	50	53
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	55	57
[9]	Mansfield Independent School District GO	4.000%	2/15/2044	200	193
[9]	Medina Valley Independent School District GO	5.000%	2/15/2038	565	625
[9]	Mesquite Independent School District GO	5.000%	8/15/2044	100	108
[9]	Midland Independent School District GO	4.000%	2/15/2041	35	35
[9]	Midland Independent School District GO	4.000%	2/15/2042	35	35
[9]	North East TX Independent School District GO	5.250%	2/1/2027	15	15
	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2044	625	594
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2030	135	149
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2035	145	168
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2043	155	166
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	15	15
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	120	120
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	165	166
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	580	582
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	165	166
58

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	325	334
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	90	90
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	35	35
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	150	150
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	20	21
[1]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	100	107
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	290	291
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	200	201
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	20	22
[1]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	170	186
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	220	221
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	155	172
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	265	266
[1]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	190	211
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	30	31
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	100	113
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	425	436
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	295	339
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	10	10
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	45	52
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	10	10
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	110	112
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	445	502
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2037	190	180
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	5	5
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	230	234
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	15	15
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2038	230	230
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	350	368
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2039	150	150
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	265	266
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	55	56
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	35	36
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	50	54
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/2040	325	330
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2040	50	54
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	25	27
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2043	190	186
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2044	170	164
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2044	210	227
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2045	30	32
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2028	110	103
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	390	354
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	170	149
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2031	300	256
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2033	60	48
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2035	695	511
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	170	119
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2037	100	67
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2038	1,000	636
[9]	Northside Independent School District GO PUT	3.550%	6/1/2028	175	177
[9]	Northwest Independent School District GO	4.000%	2/15/2045	385	366
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2028	145	155
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2030	125	140
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2031	55	62
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	225	258
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2033	100	116
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2033	545	632
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2034	145	165
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2035	135	157
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2036	175	201
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2037	395	450
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	495	560
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	265	300
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2042	105	112
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2044	100	108
[9]	Plano Independent School District GO	5.000%	2/15/2031	165	185
[9]	Plano Independent School District GO	5.000%	2/15/2032	145	164
[9]	Plano Independent School District GO	5.000%	2/15/2033	250	286
	Plano Independent School District GO	5.000%	2/15/2034	35	39
59

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Plano Independent School District GO	5.000%	2/15/2037	55	61
	Plano Independent School District GO	5.000%	2/15/2038	20	22
	Plano Independent School District GO	5.000%	2/15/2041	150	160
	Plano Independent School District GO	5.000%	2/15/2042	105	111
	Plano Independent School District GO	5.000%	2/15/2043	55	58
[9]	Round Rock Independent School District GO	5.000%	8/1/2030	55	60
[9]	Round Rock Independent School District GO	4.000%	8/1/2032	60	63
[9]	Round Rock Independent School District GO	2.750%	8/1/2034	275	262
[9]	Round Rock Independent School District GO	4.000%	8/1/2044	150	146
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	4.000%	9/15/2042	290	273
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2026	350	352
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2027	50	51
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	435	457
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	720	756
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	155	158
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	160	163
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	235	266
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2034	160	161
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2034	215	233
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2035	60	65
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	70	75
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	25	27
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	20	22
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2042	105	115
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2043	100	109
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	475	475
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	495	495
	San Antonio Water System Water Revenue	5.000%	5/15/2034	50	51
	San Antonio Water System Water Revenue	5.000%	5/15/2038	495	561
	San Jacinto Community College District GO	4.000%	2/15/2041	140	139
	Smith County TX GO	5.000%	8/15/2043	80	85
[9]	Socorro Independent School District GO	5.000%	8/15/2043	350	355
[9]	Spring Branch Independent School District GO	5.000%	2/1/2027	200	206
	Tarrant County College District GO	5.000%	8/15/2040	30	32
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2030	90	99
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2033	225	258
	Texas A&M University College & University Revenue	5.000%	5/15/2028	50	52
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2026	300	306
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2032	100	115
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2033	275	320
	Texas GO	5.000%	10/1/2027	325	325
	Texas GO	5.000%	10/1/2028	610	653
	Texas GO	5.000%	10/1/2029	275	288
	Texas GO	5.000%	10/1/2029	35	35
	Texas GO	5.000%	10/1/2030	155	162
	Texas GO	5.000%	10/1/2030	590	657
	Texas GO	5.000%	10/1/2031	255	255
	Texas GO	5.000%	10/1/2031	65	68
	Texas GO	5.000%	10/1/2033	115	120
	Texas GO	5.000%	10/1/2034	150	175
[1]	Texas GO	5.000%	10/1/2034	700	821
[1]	Texas GO	5.000%	10/1/2035	155	183
	Texas GO	4.000%	10/1/2036	50	50
	Texas GO	5.000%	10/1/2036	550	550
	Texas GO	5.000%	8/1/2039	100	113
[1]	Texas GO	5.000%	10/1/2039	500	571
[1]	Texas GO	5.000%	10/1/2040	250	283
[1]	Texas GO	5.000%	10/1/2042	235	261
[1]	Texas GO	5.000%	10/1/2044	1,000	1,093
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2031	125	134
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2035	65	69
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	250	264
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	675	668
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2039	95	93
[2]	Texas State Technical College & University Revenue	5.500%	8/1/2042	145	159
	Texas State University System College & University Revenue	5.000%	3/15/2027	200	206
60

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas State University System College & University Revenue	5.000%	3/15/2028	155	160
	Texas State University System College & University Revenue	5.000%	3/15/2029	50	52
	Texas State University System College & University Revenue	5.000%	3/15/2031	40	41
	Texas State University System College & University Revenue	5.000%	3/15/2033	215	246
	Texas Transportation Commission GO	5.000%	4/1/2027	110	114
	Texas Transportation Commission GO	5.000%	4/1/2029	425	459
	Texas Transportation Commission GO	5.000%	4/1/2031	105	118
	Texas Transportation Commission GO	5.000%	4/1/2033	600	692
	Texas Transportation Commission GO	5.000%	4/1/2034	520	601
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2036	160	187
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2037	550	636
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2040	200	225
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2042	200	221
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2044	200	217
	Texas Water Development Board Water Revenue	5.000%	4/15/2029	50	52
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	320	342
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	100	104
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	170	174
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	205	205
	Texas Water Development Board Water Revenue	3.000%	10/15/2033	345	344
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	250	258
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	100	102
	Texas Water Development Board Water Revenue	3.000%	10/15/2034	280	277
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	80	81
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	190	195
	Texas Water Development Board Water Revenue	3.000%	10/15/2035	400	392
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	95	97
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	240	240
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	205	209
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	60	61
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	80	81
	Texas Water Development Board Water Revenue	4.450%	10/15/2036	255	273
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	110	112
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	40	41
	Texas Water Development Board Water Revenue	5.000%	10/15/2037	110	124
	Texas Water Development Board Water Revenue	4.000%	10/15/2038	5	5
	Texas Water Development Board Water Revenue	4.550%	10/15/2038	20	21
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	40	42
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	95	106
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	250	226
	Texas Water Development Board Water Revenue	4.600%	10/15/2039	185	196
	Texas Water Development Board Water Revenue	4.000%	10/15/2040	140	138
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	330	330
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	275	306
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	300	294
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	70	71
	Texas Water Development Board Water Revenue	4.700%	10/15/2041	110	116
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	475	479
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	200	196
	Texas Water Development Board Water Revenue	4.750%	10/15/2042	80	84
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	635	614
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	250	247
	Texas Water Development Board Water Revenue	4.000%	10/15/2044	135	132
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	145	155
	Texas Water Development Board Water Revenue	4.000%	10/15/2045	315	304
	Texas Water Development Board Water Revenue	4.500%	10/15/2045	250	256
	University of Houston College & University Revenue	5.000%	2/15/2036	235	236
	University of Houston College & University Revenue	5.000%	2/15/2042	200	213
	Williamson County TX GO	4.000%	2/15/2026	270	271
	Williamson County TX GO	5.000%	2/15/2030	50	55
	Williamson County TX GO	5.000%	2/15/2031	160	178
[9]	Wylie Independent School District GO	3.000%	8/15/2044	50	40
[4,9]	Wylie Independent School District GO, 4.125% coupon rate effective 8/15/2028	3.250%	8/15/2041	35	35
					103,498
Utah (0.8%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	210	226
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	30	33
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	25	28
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/2036	50	51
61

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2036	205	226
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	110	121
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	50	54
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	485	529
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	85	92
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	450	479
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	105	113
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	315	332
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	165	176
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	110	116
Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2043	75	80
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	45	47
Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2044	150	159
Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2045	15	16
University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2039	175	192
Utah GO	5.000%	7/1/2028	190	202
Utah GO	5.000%	7/1/2030	15	16
Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/2040	950	986
Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/2040	160	179
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2028	180	193
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2030	295	331
Utah Transit Authority Sales Tax Revenue	0.000%	12/15/2032	1,525	1,191
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2033	150	175
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2034	105	124
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2035	100	117
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2037	300	350
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2038	150	171
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	50	56
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	100	113
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	245	273
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/2041	130	130
				7,677
Vermont (0.0%)
University of Vermont & State Agricultural College Miscellaneous Revenue	4.000%	10/1/2040	105	104
Virginia (1.3%)
Fairfax County VA GO	4.000%	10/1/2026	245	246
Fairfax County VA GO	4.000%	10/1/2027	195	196
Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/2026	140	142
Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2045	100	98
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/2042	55	56
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/2028	480	510
University of Virginia College & University Revenue	5.000%	4/1/2038	600	618
University of Virginia College & University Revenue	5.000%	4/1/2042	65	66
University of Virginia College & University Revenue	4.000%	4/1/2045	190	187
University of Virginia College & University Revenue	5.000%	4/1/2045	60	60
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/2026	240	241
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2027	160	160
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2033	55	55
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	400	377
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	245	246
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	360	362
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	720	758
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	220	232
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	360	379
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	175	189
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	25	26
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	1,000	1,101
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	45	50
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	50	54
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	215	221
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2032	200	200
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	95	109
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2033	310	359
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2035	515	503
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	145	166
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	140	160
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2036	200	201
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2036	165	185
62

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2037	100	100
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2037	55	61
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/2041	10	11
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/2042	65	71
Virginia College Building Authority College & University Revenue	3.000%	9/1/2026	40	40
Virginia College Building Authority Intergovernmental Agreement Revenue	5.000%	2/1/2037	55	63
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	300	309
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	55	62
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2042	25	25
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2043	10	10
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2044	200	196
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/2027	120	124
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2036	55	53
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2038	10	9
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2039	95	87
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2026	375	380
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2034	265	270
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2036	25	25
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2029	115	125
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	165	189
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	135	155
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2033	60	65
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2033	55	64
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2034	180	193
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2036	365	384
Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/2030	125	138
Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/2031	65	73
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/2026	175	177
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2027	135	141
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2028	75	78
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2034	225	237
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2035	125	131
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2036	225	233
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2037	35	36
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2027	145	151
Virginia Resources Authority Miscellaneous Revenue	4.000%	11/1/2041	125	125
Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/2038	215	215
				13,319
Washington (4.1%)
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2026	115	118
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2028	200	215
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2030	50	56
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2032	175	199
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2034	230	258
Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/2036	425	408
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2036	120	133
Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2040	185	189
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2043	120	127
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/2025	35	35
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	375	375
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	245	245
Energy Northwest Nuclear Revenue	5.000%	7/1/2026	555	564
Energy Northwest Nuclear Revenue	5.000%	7/1/2028	205	208
Energy Northwest Nuclear Revenue	4.000%	7/1/2030	170	181
Energy Northwest Nuclear Revenue	5.000%	7/1/2030	140	155
Energy Northwest Nuclear Revenue	5.000%	7/1/2031	340	384
Energy Northwest Nuclear Revenue	5.000%	7/1/2032	255	293
Energy Northwest Nuclear Revenue	5.000%	7/1/2032	70	74
Energy Northwest Nuclear Revenue	5.000%	7/1/2033	250	258
Energy Northwest Nuclear Revenue	5.000%	7/1/2033	35	37
63

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy Northwest Nuclear Revenue	5.000%	7/1/2034	100	103
Energy Northwest Nuclear Revenue	5.000%	7/1/2034	165	174
Energy Northwest Nuclear Revenue	5.000%	7/1/2034	175	202
Energy Northwest Nuclear Revenue	5.000%	7/1/2035	100	115
Energy Northwest Nuclear Revenue	5.000%	7/1/2035	90	96
Energy Northwest Nuclear Revenue	5.000%	7/1/2035	360	392
Energy Northwest Nuclear Revenue	5.000%	7/1/2036	15	16
Energy Northwest Nuclear Revenue	5.000%	7/1/2036	240	269
Energy Northwest Nuclear Revenue	5.000%	7/1/2036	25	28
Energy Northwest Nuclear Revenue	5.000%	7/1/2036	130	141
Energy Northwest Nuclear Revenue	5.000%	7/1/2037	500	556
Energy Northwest Nuclear Revenue	5.000%	7/1/2037	485	515
Energy Northwest Nuclear Revenue	5.000%	7/1/2038	120	137
Energy Northwest Nuclear Revenue	5.000%	7/1/2039	55	61
Energy Northwest Nuclear Revenue	5.000%	7/1/2040	160	179
Energy Northwest Nuclear Revenue	5.000%	7/1/2041	295	315
Energy Northwest Nuclear Revenue	5.000%	7/1/2041	20	22
Energy Northwest Nuclear Revenue	4.000%	7/1/2042	150	148
Energy Northwest Nuclear Revenue	5.000%	7/1/2042	250	276
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/2027	200	208
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	265	269
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	55	56
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	55	57
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	65	68
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2040	400	451
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2033	100	116
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2028	585	608
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2031	250	283
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2039	335	383
Franklin County School District No. 1 Pasco GO	4.000%	12/1/2028	125	130
Franklin County School District No. 1 Pasco GO	5.500%	12/1/2040	60	68
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2034	100	118
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2036	75	78
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	205	222
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	275	309
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2041	405	446
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2042	150	163
King County School District No. 403 Renton GO	4.000%	12/1/2040	20	20
King County School District No. 411 Issaquah GO	3.000%	12/1/2030	125	125
King County School District No. 411 Issaquah GO	4.000%	12/1/2031	70	70
King County School District No. 411 Issaquah GO	5.000%	12/1/2032	160	164
King County School District No. 414 Lake Washington GO	4.000%	12/1/2028	250	260
King County WA GO	4.000%	1/1/2026	105	105
King County WA GO	4.000%	1/1/2027	130	132
King County WA GO	5.000%	1/1/2030	770	846
King County WA GO	4.000%	7/1/2030	100	102
King County WA GO	5.000%	1/1/2032	110	124
King County WA Sewer Revenue	4.000%	7/1/2030	330	332
King County WA Sewer Revenue	5.000%	1/1/2034	150	175
King County WA Sewer Revenue	4.000%	7/1/2038	90	90
King County WA Sewer Revenue	4.000%	7/1/2041	500	497
King County WA Sewer Revenue	4.000%	7/1/2041	40	40
Pierce County School District No. 10 Tacoma GO	4.000%	12/1/2042	100	99
Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/2025	1,045	1,047
Pierce County School District No. 403 Bethel GO	5.000%	12/1/2043	30	32
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2030	40	44
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2031	50	57
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2031	50	56
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2043	15	15
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/2044	55	53
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	5/1/2045	465	442
Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.000%	12/1/2037	1,375	1,377
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2040	95	106
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2041	270	297
Spokane County School District No. 81 Spokane GO	5.000%	12/1/2036	540	576
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2038	285	291
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2039	100	101
Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/2042	515	504
University of Washington College & University Revenue	4.000%	12/1/2041	50	49
University of Washington College & University Revenue	3.125%	7/1/2042	195	164
64

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of Washington College & University Revenue	3.250%	7/1/2043	85	71
Washington GO	4.000%	7/1/2026	185	187
Washington GO	4.000%	7/1/2026	395	399
Washington GO	5.000%	8/1/2026	635	646
Washington GO	4.000%	7/1/2027	115	118
Washington GO	5.000%	7/1/2027	330	343
Washington GO	5.000%	7/1/2027	350	364
Washington GO	5.000%	7/1/2027	500	520
Washington GO	4.000%	7/1/2028	160	166
Washington GO	5.000%	7/1/2028	205	218
Washington GO	5.000%	8/1/2028	180	187
Washington GO	5.000%	8/1/2028	440	458
Washington GO	5.000%	8/1/2028	525	560
Washington GO	5.000%	8/1/2028	1,050	1,120
Washington GO	5.000%	7/1/2029	200	218
Washington GO	5.000%	7/1/2029	780	849
Washington GO	5.000%	8/1/2029	70	76
Washington GO	5.000%	7/1/2030	410	456
Washington GO	5.000%	7/1/2030	140	156
Washington GO	5.000%	8/1/2030	175	182
Washington GO	5.000%	8/1/2030	380	395
Washington GO	5.000%	8/1/2030	40	45
Washington GO	5.000%	7/1/2031	85	85
Washington GO	5.000%	7/1/2031	65	73
Washington GO	5.000%	7/1/2031	185	209
Washington GO	5.000%	8/1/2031	75	85
Washington GO	5.000%	8/1/2031	55	62
Washington GO	5.000%	7/1/2032	215	216
Washington GO	5.000%	7/1/2032	50	50
Washington GO	5.000%	7/1/2032	200	229
Washington GO	5.000%	8/1/2032	215	223
Washington GO	5.000%	7/1/2033	120	140
Washington GO	5.000%	8/1/2033	130	132
Washington GO	5.000%	8/1/2033	290	331
Washington GO	5.000%	8/1/2033	145	169
Washington GO	5.000%	2/1/2034	50	56
Washington GO	5.000%	8/1/2034	530	538
Washington GO	5.000%	8/1/2034	320	332
Washington GO	5.000%	8/1/2034	65	76
Washington GO	5.000%	8/1/2034	55	65
Washington GO	5.000%	8/1/2035	410	457
Washington GO	5.000%	8/1/2035	10	11
Washington GO	5.000%	8/1/2035	180	186
Washington GO	5.000%	8/1/2035	250	292
Washington GO	5.000%	2/1/2036	75	81
Washington GO	5.000%	8/1/2036	170	193
Washington GO	5.000%	8/1/2036	140	162
Washington GO	5.000%	8/1/2036	90	102
Washington GO	5.000%	2/1/2037	165	178
Washington GO	5.000%	7/1/2037	85	96
Washington GO	5.000%	8/1/2037	240	271
Washington GO	5.000%	8/1/2037	295	338
Washington GO	5.000%	8/1/2037	25	28
Washington GO	5.000%	2/1/2038	70	75
Washington GO	5.000%	2/1/2038	75	77
Washington GO	5.000%	8/1/2038	465	514
Washington GO	5.000%	8/1/2038	930	1,059
Washington GO	5.000%	8/1/2038	220	233
Washington GO	5.000%	2/1/2039	250	255
Washington GO	5.000%	2/1/2039	260	285
Washington GO	5.000%	2/1/2039	40	41
Washington GO	5.000%	2/1/2039	25	28
Washington GO	5.000%	2/1/2039	100	111
Washington GO	5.000%	8/1/2039	45	49
Washington GO	5.000%	8/1/2039	150	169
Washington GO	5.000%	8/1/2039	210	222
Washington GO	5.000%	8/1/2039	250	282
Washington GO	5.000%	8/1/2039	150	171
Washington GO	5.000%	2/1/2040	125	128
Washington GO	5.000%	6/1/2040	15	16
65

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	8/1/2040	200	218
	Washington GO	5.000%	8/1/2040	75	79
	Washington GO	5.000%	2/1/2041	65	69
	Washington GO	5.000%	2/1/2041	50	54
	Washington GO	5.000%	2/1/2041	280	287
	Washington GO	5.000%	8/1/2041	20	22
	Washington GO	5.000%	2/1/2042	200	211
	Washington GO	5.000%	2/1/2042	350	355
	Washington GO	5.000%	2/1/2042	145	155
	Washington GO	5.000%	2/1/2042	50	55
	Washington GO	5.000%	8/1/2042	100	103
	Washington GO	5.000%	2/1/2043	40	42
	Washington GO	5.000%	2/1/2043	65	70
	Washington GO	5.000%	8/1/2043	145	154
	Washington GO	5.000%	8/1/2043	140	145
	Washington GO	5.000%	8/1/2043	65	68
	Washington GO	5.000%	8/1/2043	100	106
	Washington GO	5.000%	2/1/2044	60	63
	Washington GO	5.000%	2/1/2044	100	105
	Washington GO	5.000%	2/1/2044	640	687
	Washington GO	5.000%	2/1/2044	65	67
	Washington GO	5.000%	8/1/2044	35	38
	Washington GO	5.000%	2/1/2045	135	145
	Whatcom County WA School District No. 501 Bellingham GO	5.000%	12/1/2039	120	132
					41,027
West Virginia (0.0%)
	West Virginia GO	5.000%	12/1/2041	25	26
	West Virginia GO	4.000%	6/1/2043	20	20
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2043	100	102
					148
Wisconsin (1.2%)
	Franklin Public School District GO	4.000%	4/1/2045	225	214
	Green Bay Area Public School District GO	5.000%	4/1/2027	795	821
	Mount Pleasant WI Tax Allocation Tax Increment/Allocation Revenue	5.000%	4/1/2043	100	103
[8]	Public Finance Authority Charter School Aid Revenue, Prere.	5.000%	6/15/2026	210	212
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2041	150	150
[2]	Racine Unified School District GO	4.000%	4/1/2045	525	512
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2026	1,000	1,011
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2027	300	310
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	160	165
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	100	104
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2029	165	180
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	125	139
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2032	50	58
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2032	50	58
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/2033	560	652
	Wisconsin GO	5.000%	11/1/2025	185	185
	Wisconsin GO	5.000%	5/1/2026	175	177
	Wisconsin GO	5.000%	5/1/2026	500	506
	Wisconsin GO	5.000%	5/1/2026	500	506
	Wisconsin GO	5.000%	5/1/2027	135	140
	Wisconsin GO	5.000%	5/1/2027	50	52
	Wisconsin GO	5.000%	11/1/2027	100	104
	Wisconsin GO	5.000%	11/1/2027	340	352
	Wisconsin GO	5.000%	11/1/2028	235	243
	Wisconsin GO	5.000%	11/1/2028	50	52
	Wisconsin GO	5.000%	5/1/2030	115	127
	Wisconsin GO	5.000%	5/1/2030	695	769
	Wisconsin GO	5.000%	5/1/2030	375	415
	Wisconsin GO	5.000%	5/1/2031	170	192
	Wisconsin GO	5.000%	5/1/2031	450	508
	Wisconsin GO	5.000%	5/1/2031	165	186
	Wisconsin GO	5.000%	5/1/2032	230	264
	Wisconsin GO	5.000%	5/1/2033	1,000	1,164
	Wisconsin GO	5.000%	5/1/2034	185	218
	Wisconsin GO	5.000%	5/1/2035	75	86
	Wisconsin GO	5.000%	5/1/2035	155	181
	Wisconsin GO	5.000%	5/1/2036	750	875
	Wisconsin GO	5.000%	5/1/2037	20	23
66

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin GO	5.000%	5/1/2038	50	58
	Wisconsin GO	5.000%	5/1/2039	15	17
					12,089
Total Tax-Exempt Municipal Bonds (Cost $986,729)					1,002,224
				Shares
Temporary Cash Investments (0.5%)
Investment Company (0.5%)
[10]	Vanguard Municipal Low Duration Fund (Cost $5,008)	3.306%		500,771	5,008
Total Investments (100.1%) (Cost $991,737)					1,007,232
Other Assets and Liabilities—Net (-0.1%)					(592)
Net Assets (100%)					1,006,640
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Step bond.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $1,257, representing 0.1% of net assets.
9	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
10	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.

See accompanying Notes, which are an integral part of the Financial Statements.
67

Intermediate-Term Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $986,729)	1,002,224
Affiliated Issuers (Cost $5,008)	5,008
Total Investments in Securities	1,007,232
Investment in Vanguard	23
Receivables for Accrued Income	12,945
Receivables for Capital Shares Issued	5,051
Total Assets	1,025,251
Liabilities
Payables for Investment Securities Purchased	18,576
Payables to Vanguard	35
Total Liabilities	18,611
Net Assets	1,006,640
At October 31, 2025, net assets consisted of:

Paid-in Capital	988,757
Total Distributable Earnings (Loss)	17,883
Net Assets	1,006,640

Net Assets
Applicable to 9,975,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,006,640
Net Asset Value Per Share	$100.92

See accompanying Notes, which are an integral part of the Financial Statements.
68

Intermediate-Term Tax-Exempt Bond ETF
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Interest[1]	18,248
Total Income	18,248
Expenses
The Vanguard Group—Note B
Investment Advisory Services	65
Management and Administrative	278
Marketing and Distribution	27
Custodian Fees	11
Auditing Fees	32
Shareholders’ Reports and Proxy Fees	6
Trustees’ Fees and Expenses	—
Other Expenses	16
Total Expenses	435
Net Investment Income	17,813
Realized Net Gain (Loss) on Investment Securities Sold[1]	(384)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	16,546
Net Increase (Decrease) in Net Assets Resulting from Operations	33,975
1	Interest income from an affiliated company of the fund was $194. There was no realized net gain (loss) or change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
69

Intermediate-Term Tax-Exempt Bond ETF
Statement of Changes in Net Assets

	Year Ended October 31, 2025	January 26, 2024[1] to October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,813	3,625
Realized Net Gain (Loss)	(384)	(21)
Change in Unrealized Appreciation (Depreciation)	16,546	(1,051)
Net Increase (Decrease) in Net Assets Resulting from Operations	33,975	2,553
Distributions
Total Distributions	(15,697)	(2,948)
Capital Share Transactions
Issued	714,505	274,252
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	714,505	274,252
Total Increase (Decrease)	732,783	273,857
Net Assets
Beginning of Period	273,857	—
End of Period	1,006,640	273,857
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
70

Intermediate-Term Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31, 2025	January 26, 2024[1] to October 31, 2024
Net Asset Value, Beginning of Period	$99.58	$100.00
Investment Operations
Net Investment Income[2]	3.244	2.425
Net Realized and Unrealized Gain (Loss) on Investments	1.096	(.973)
Total from Investment Operations	4.340	1.452
Distributions
Dividends from Net Investment Income	(3.000)	(1.872)
Distributions from Realized Capital Gains	—	—
Total Distributions	(3.000)	(1.872)
Net Asset Value, End of Period	$100.92	$99.58
Total Return	4.46%	1.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,007	$274
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[3,4]
Ratio of Net Investment Income to Average Net Assets	3.27%	3.17%[3]
Portfolio Turnover Rate[5]	19%	30%
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
71

Intermediate-Term Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard Intermediate-Term Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $23,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
72

Intermediate-Term Tax-Exempt Bond ETF
The following table summarizes the market value of the fund’s investments as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,002,224	—	1,002,224
Temporary Cash Investments	5,008	—	—	5,008
Total	5,008	1,002,224	—	1,007,232
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	2,599
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	15,657
Capital Loss Carryforwards	(373)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	17,883
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Tax-Exempt Income	15,694	2,948
Ordinary Income*	3	—
Long-Term Capital Gains	—	—
Total	15,697	2,948
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	991,575
Gross Unrealized Appreciation	17,032
Gross Unrealized Depreciation	(1,375)
Net Unrealized Appreciation (Depreciation)	15,657
E.	During the year ended October 31, 2025, the fund purchased $805,369,000 of investment securities and sold $105,669,000 of investment securities, other than temporary cash investments.
73

Intermediate-Term Tax-Exempt Bond ETF
F.	Capital shares issued and redeemed were:

	Year Ended October 31, 2025	January 26, 2024[1] to October 31, 2024
	Shares (000)	Shares (000)
Issued	7,225	2,750
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	7,225	2,750
1	Inception.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At October 31, 2025, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
74

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Intermediate-Term Tax-Exempt Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Intermediate-Term Tax-Exempt Bond ETF (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2025 and for the period January 26, 2024 (inception) through October 31, 2024, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year ended October 31, 2025, and the changes in its net assets and the financial highlights for the year ended October 31, 2025 and for the period January 26, 2024 (inception) through October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
75

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
QV0370 122025
76

Financial Statements
For the period ended October 31, 2025
Vanguard Core Tax-Exempt Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	35
Tax information	36

Core Tax-Exempt Bond ETF
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.1%)
Alabama (6.2%)
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.250%	6/1/2050	370	393
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.250%	6/1/2055	365	386
	Baldwin County AL Board of Education Sales Tax Revenue	3.000%	6/1/2041	945	799
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	12/1/2026	2,470	2,487
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	1,150	1,181
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2026	100	101
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2032	190	206
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	1,595	1,661
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	1,970	2,073
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	775	841
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/2025	1,675	1,679
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/2026	565	569
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	2,130	2,164
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	850	906
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/2030	75	81
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	150	163
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	50	54
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	800	827
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	150	163
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/2034	360	390
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	4,995	5,191
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	150	165
	Homewood Educational Building Authority College & University Revenue	4.000%	12/1/2037	140	134
	Jefferson County AL Sewer Revenue	5.000%	10/1/2035	50	56
	Jefferson County AL Sewer Revenue	5.250%	10/1/2042	180	193
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2046	550	594
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/2025	245	245
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	100	101
	Selma Industrial Development Board Industrial Revenue	4.200%	5/1/2034	100	103
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	250	270
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/2032	125	135
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	970	1,075
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	385	415
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	2,185	2,339
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	5,655	5,784
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	125	135
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	665	692
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	1,800	1,912
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	35	37
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	1,400	1,507
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	250	272
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.250%	11/1/2035	1,000	1,110
	University of Alabama College & University Revenue	4.000%	7/1/2050	510	476
[1]	Walker County AL Board of Education Special Tax Revenue	4.250%	3/1/2054	250	237
					40,302
Alaska (0.0%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	95	104
Arizona (0.6%)
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2051	500	435
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2054	135	136
[2]	Arizona IDA Charter School Aid Revenue PUT	4.875%	7/1/2035	115	115
	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/2055	100	111
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	470	506
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.250%	1/1/2037	415	399
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/2051	60	43
	Maricopa County IDA Local or Guaranteed Housing Revenue (Marbella Ranch Phase I Project) PUT	2.810%	5/1/2029	275	272
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2038	500	560
1

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2037	750	780
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/2030	315	339
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	3.125%	8/1/2043	135	111
					3,807
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	465	470
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/2027	150	151
	Fayetteville School District No. 1 GO	2.750%	6/1/2046	155	113
	University of Arkansas College & University Revenue	5.000%	11/1/2044	115	118
					852
California (8.8%)
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2030	100	87
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2035	175	126
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	300	325
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	450	484
	Antelope Valley Community College District GO	0.000%	2/1/2050	100	32
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2026	225	224
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2026	1,000	1,014
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	1,215	1,233
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	60	64
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	555	587
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	1,205	1,325
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	900	976
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	305	334
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	3,000	3,218
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	1,190	1,264
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	1,100	1,227
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	120	123
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	1,840	1,960
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	775	792
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	2,005	2,139
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	300	322
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	755	829
	California GO	5.000%	8/1/2034	185	188
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	565	623
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	350	387
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2041	455	382
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2042	75	70
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2047	150	112
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	185	155
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2051	235	219
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	705	730
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	1,000	1,092
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	1,092	1,086
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	505	506
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/2059	325	350
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2029	500	512
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	100	100
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2028	500	492
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	420	428
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,000	1,023
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	160	142
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2026	175	177
[2]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	100	100
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2056	100	88
	California Public Finance Authority Intergovernmental Agreement Revenue	3.000%	2/1/2050	325	251
[2]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2059	2,265	2,129
[2]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.750%	7/1/2065	750	803
[2]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2054	900	811
[2]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2029	170	179
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2027	260	266
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	420	438
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	100	101
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	210	232
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/2056	200	142
[2]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2045	300	286
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2037	95	113
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2049	70	72
2

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	95	96
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,560	1,635
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	245	278
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	100	113
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	350	390
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	175	178
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	200	218
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	235	255
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	315	351
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,200	1,201
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	860	957
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	3,130	3,311
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	415	442
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	615	670
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	120	127
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	355	379
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	300	314
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	55	57
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	350	378
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	95	103
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	285	308
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	90	103
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	30	33
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	355	387
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	720	764
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	430	464
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	400	440
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	80	82
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	85	107
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	275	298
	Oro Grande Elementary School District COP	4.000%	9/15/2026	100	100
	Palomar Health , Hospital, Nursing Home Revenue	5.000%	11/1/2042	75	67
	Palomar Health GO	4.000%	8/1/2034	110	101
	Palomar Health GO	4.000%	8/1/2035	115	104
	Palomar Health GO	4.000%	8/1/2036	100	89
	Palomar Health GO	3.000%	8/1/2037	20	16
	Palomar Health GO	0.000%	8/1/2038	50	24
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/2055	800	830
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.000%	5/15/2042	895	750
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	185	188
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	2,465	2,605
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2036	140	96
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/2035	300	347
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2029	20	21
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	995	1,075
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2035	305	346
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	100	106
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/2025	275	275
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2033	195	215
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,220	1,318
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2048	90	88
[4]	Ukiah Public Financing Authority Intergovernmental Agreement Revenue	3.000%	3/1/2042	290	253
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	190	202
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	70	67
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/2039	150	131
					57,323
Colorado (2.5%)
	Adams County CO COP	4.000%	12/1/2054	100	92
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2050	165	176
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2055	175	186
	Board of Governors of Colorado State University System College & University Revenue PUT	4.375%	3/1/2029	150	154
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/2037	265	304
	Brighton CO Water Activity Water Revenue (Water System Project)	4.000%	6/1/2050	500	467
	Brighton CO Water Activity Water Revenue (Water System Project)	4.250%	6/1/2055	525	504
	Colorado COP	3.000%	12/15/2036	525	496
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2036	50	49
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	365	391
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	100	112
3

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,015	1,060
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2048	260	257
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.250%	8/1/2049	500	387
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2050	250	222
[4]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue BAM	4.000%	11/15/2050	350	326
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/2026	100	101
[2,5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, 70% of SOFR + 1.500%	4.394%	2/1/2046	915	916
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/2047	385	384
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2028	405	405
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/2055	135	153
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.250%	11/1/2055	1,000	1,120
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Albion Apartments Project) PUT	3.375%	7/1/2028	100	101
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.180%	9/1/2027	165	166
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2025	700	700
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	50	51
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.125%	12/1/2050	250	253
[6]	Durango CO Sales & Use Tax Sales Tax Revenue	5.250%	12/1/2050	100	109
[6]	Durango CO Sales & Use Tax Sales Tax Revenue	5.250%	12/1/2055	100	108
[1]	Gypsum CO Sewer Revenue	4.000%	12/1/2049	135	127
	Montrose CO COP	5.000%	12/1/2055	100	103
	Parterre Metropolitan District No. 5 GO	6.125%	12/1/2055	840	883
[4]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2039	300	322
[4]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2040	300	320
[4]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2041	350	371
[4]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2042	500	527
[4]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2043	500	523
[4]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2044	500	520
[4]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2045	500	518
	University of Colorado College & University Revenue	5.250%	6/1/2051	250	270
	University of Colorado College & University Revenue	5.250%	6/1/2055	1,400	1,508
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	520	512
					16,254
Connecticut (0.5%)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	770	868
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2039	125	141
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/2026	1,605	1,603
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	160	159
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2039	50	41
	Hartford CT Special Obligation Revenue	5.000%	7/15/2034	100	116
	Norwalk Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2027	100	100
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.500%	10/1/2055	100	102
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.250%	10/1/2060	100	100
					3,230
Delaware (0.5%)
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	4.000%	10/1/2035	640	646
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	1,185	1,082
	Delaware State Housing Authority Local or Guaranteed Housing Revenue	6.000%	1/1/2056	1,400	1,550
					3,278
District of Columbia (2.7%)
	District of Columbia College & University Revenue	4.000%	10/1/2042	245	235
	District of Columbia College & University Revenue	5.750%	10/1/2055	500	534
	District of Columbia College & University Revenue PUT	5.000%	4/3/2035	425	480
	District of Columbia GO	5.000%	8/1/2043	765	825
	District of Columbia GO	5.000%	8/1/2044	115	123
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (2911 Rhode Island Apartments Project)	5.000%	3/1/2028	100	104
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2028	100	104
[7]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/2028	150	155
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	100	99
	District of Columbia Income Tax Revenue	5.000%	3/1/2031	140	154
	District of Columbia Income Tax Revenue	5.000%	3/1/2033	430	467
	District of Columbia Income Tax Revenue	5.000%	12/1/2036	315	353
	District of Columbia Income Tax Revenue	5.000%	7/1/2037	160	177
	District of Columbia Income Tax Revenue	5.000%	7/1/2038	245	269
	District of Columbia Income Tax Revenue	5.000%	7/1/2047	1,650	1,724
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2039	75	75
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	175	180
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	95	56
4

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	55	32
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2047	345	350
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2032	290	319
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2041	230	246
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	400	414
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/2047	440	423
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2051	200	214
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2059	4,000	4,229
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2060	2,500	2,600
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2060	1,000	1,087
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2043	1,280	1,300
					17,328
Florida (3.8%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	100	100
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	100	100
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	100	100
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2046	475	355
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	1,055	945
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2056	100	111
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2047	70	71
	Broward County FL School District COP	5.000%	7/1/2032	285	312
	Broward County FL Tourist Development Miscellaneous Taxes Revenue (Convention Center Expansion Project)	4.000%	9/1/2039	250	254
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2030	130	139
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (Academic Charter Schools Inc. Project)	4.000%	7/1/2041	200	173
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2026	100	100
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2030	960	1,047
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2032	165	184
	Citrus County FL Water & Wastewater System Water Revenue	2.750%	10/1/2035	190	174
	Delray Beach FL Water & Sewer Water Revenue	5.250%	10/1/2055	1,750	1,882
	Florida Department of Transportation Lease (Appropriation) Revenue	3.000%	7/1/2034	260	255
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2039	300	271
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Imagine School at Broward Project)	5.000%	12/15/2034	50	52
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/2040	150	142
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	2/1/2057	105	101
[2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	150	157
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2033	365	393
	Florida Higher Educational Facilities Financial Authority College & University Revenue	4.000%	10/1/2037	85	83
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/2048	255	185
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	4.650%	7/1/2055	250	249
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	1,000	1,115
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	435	487
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2026	50	50
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	160	163
[2]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	6.875%	11/15/2064	565	588
[4]	Florida State Board of Governors College & University Revenue	5.000%	10/1/2042	70	75
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/2044	50	52
[2]	Gas Worx Community Development District Special Assessment Revenue	6.000%	5/1/2057	105	108
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	150	152
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.750%	6/1/2041	225	204
	Hallandale Beach FL Utility System Water Revenue	4.000%	8/1/2054	275	253
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2051	175	164
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	3.500%	8/1/2055	215	165
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2034	325	353
	Langley South Community Development District Special Assessment Revenue (Assessment Area One Project)	5.400%	5/1/2055	75	74
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	60	64
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2027	195	196
[1]	Marion County School Board COP	5.000%	6/1/2042	575	623
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2040	255	255
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2032	100	101
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2045	225	224
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2045	50	52
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2046	325	326
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2052	85	88
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project)	4.880%	3/1/2046	200	201
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	1/1/2026	1,750	1,750
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2029	525	528
[2]	Miami-Dade County IDA Charter School Aid Revenue	6.250%	6/1/2055	750	760
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2040	50	48
5

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2048	140	129
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2047	145	148
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	10/1/2056	200	195
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2028	50	50
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2050	355	374
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2044	430	338
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2035	150	161
	Palm Beach County School District COP	5.000%	8/1/2038	240	259
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/2045	195	164
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/2052	1,225	1,078
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/2037	125	115
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	475	543
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	180	197
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	3,100	3,101
	Tallahassee FL Sales Tax Revenue	5.000%	10/1/2049	80	83
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2037	80	81
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.550%	5/1/2055	100	100
[2]	Village Community Development District No. 15 Special Assessment Revenue	3.750%	5/1/2029	550	552
					24,822
Georgia (2.4%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/2044	220	220
	Atlanta GA Airport Customer Facility Charge Port, Airport & Marina Revenue	5.500%	7/1/2050	1,000	1,086
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	100	100
[1]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/2042	110	97
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	500	501
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	100	102
	Canton GA Water & Sewerage Water Revenue	2.000%	5/1/2050	155	90
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	7/1/2044	460	449
[2]	Cobb County Development Authority Private Schools Revenue (Mt. Bethel Christian Academy Project)	6.250%	6/1/2055	500	516
[2]	Cobb County Development Authority Private Schools Revenue (Mt. Bethel Christian Academy Project)	6.250%	6/1/2064	500	513
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	450	396
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2044	100	102
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2045	1,685	1,775
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.125%	12/1/2034	50	50
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2042	175	177
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	3.350%	12/1/2041	80	74
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	4.700%	12/1/2055	250	249
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	12/1/2055	225	255
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2034	80	83
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2049	100	101
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	8/1/2035	80	78
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2029	150	159
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2049	200	210
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	250	252
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	395	401
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	1,000	1,020
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	210	221
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	305	314
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	115	123
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	1,315	1,394
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	1,000	1,070
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	1,000	1,065
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	220	239
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	150	162
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	75	81
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	750	816
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	100	110
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	535	581
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2039	225	237
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2045	55	51
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2048	100	103
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2045	40	40
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/2031	200	202
					15,865
6

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	75	80
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2039	85	91
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2042	60	63
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	100	104
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	100	103
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	100	105
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	100	108
					654
Hawaii (0.0%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2049	100	107
Idaho (0.6%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	4.375%	3/1/2053	100	96
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2035	100	110
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2051	550	597
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2057	2,850	3,075
					3,878
Illinois (7.1%)
	Chicago Board of Education (Series 2015C Bonds Project) GO	5.250%	12/1/2035	15	15
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/2036	210	216
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2036	100	101
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2037	250	254
[3]	Chicago Board of Education GO	0.000%	12/1/2026	250	240
[1]	Chicago Board of Education GO	5.000%	12/1/2027	800	826
	Chicago Board of Education GO	5.000%	12/1/2029	100	103
	Chicago Board of Education GO	5.000%	12/1/2030	150	153
	Chicago Board of Education GO	5.000%	12/1/2035	300	301
	Chicago Board of Education GO	5.000%	12/1/2036	500	497
	Chicago Board of Education GO	5.000%	12/1/2036	300	299
[6]	Chicago Board of Education GO	5.000%	12/1/2040	1,000	971
[6]	Chicago Board of Education GO	6.000%	12/1/2041	1,000	1,058
	Chicago Board of Education GO	5.000%	12/1/2042	430	406
[6]	Chicago Board of Education GO	6.000%	12/1/2042	760	796
[6]	Chicago Board of Education GO	6.000%	12/1/2042	1,000	1,048
[6]	Chicago Board of Education GO	6.000%	12/1/2043	880	917
[6]	Chicago Board of Education GO	6.000%	12/1/2044	415	430
	Chicago Board of Education GO	7.000%	12/1/2044	2,180	2,186
[6]	Chicago Board of Education GO	5.500%	12/1/2045	1,000	978
	Chicago Board of Education GO	5.750%	12/1/2050	1,000	993
	Chicago Board of Education GO	6.250%	12/1/2050	755	789
	Chicago Board of Education GO (Series 2015C Bonds Project)	5.250%	12/1/2039	915	902
	Chicago IL (Housing & Economic Development Projects) GO	6.000%	1/1/2055	1,000	1,049
	Chicago IL GO	5.000%	1/1/2028	230	235
	Chicago IL GO	0.000%	1/1/2032	75	60
	Chicago IL GO	4.000%	1/1/2032	75	75
	Chicago IL GO	5.000%	1/1/2034	240	251
	Chicago IL GO	5.000%	1/1/2034	500	534
	Chicago IL GO	4.000%	1/1/2035	230	225
	Chicago IL GO	4.000%	1/1/2035	150	147
	Chicago IL GO	5.500%	1/1/2043	55	56
	Chicago IL GO	5.000%	1/1/2044	150	145
[3]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/2027	100	96
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2034	1,000	1,021
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2036	300	330
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2039	235	253
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2042	280	301
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	335	375
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2035	325	358
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	180	180
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	205	209
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	85	86
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	275	288
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2052	450	452
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2053	345	348
[4]	Chicago Park District GO	5.000%	1/1/2039	100	106
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2045	270	278
[4]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2055	145	148
7

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook County Community Consolidated School District No. 64 Park Ridge-Niles GO	4.250%	12/1/2047	350	346
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	3.000%	1/1/2035	110	108
[4,6]	Grand Prairie Water Commission Water Revenue	5.250%	1/1/2050	1,000	1,049
[4,6]	Grand Prairie Water Commission Water Revenue	5.250%	1/1/2055	1,000	1,043
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2030	265	294
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2026	60	61
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2028	75	78
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	110	122
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	105	117
	Illinois Finance Authority College & University Revenue	4.000%	9/1/2037	100	91
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2041	180	183
	Illinois Finance Authority College & University Revenue	5.000%	5/15/2043	65	69
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2030	500	509
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	100	103
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2033	975	962
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	250	263
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	150	153
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/2039	100	90
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/2039	220	195
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2047	180	184
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2051	525	534
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2052	115	117
	Illinois Finance Authority Lease Revenue	4.000%	7/1/2033	150	150
[5]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.150%	4.139%	11/1/2034	225	224
	Illinois Finance Authority Water Revenue	5.000%	7/1/2032	265	272
	Illinois Finance Authority Water Revenue	5.000%	7/1/2033	160	164
	Illinois Finance Authority Water Revenue	5.000%	7/1/2037	105	112
	Illinois Finance Authority Water Revenue	4.000%	7/1/2039	50	51
	Illinois GO	5.000%	6/1/2026	145	147
	Illinois GO	5.000%	5/1/2029	180	189
	Illinois GO	5.000%	3/1/2031	210	231
	Illinois GO	5.000%	5/1/2032	95	106
	Illinois GO	5.000%	12/1/2032	50	56
	Illinois GO	5.000%	5/1/2035	100	110
	Illinois GO	5.000%	5/1/2036	1,890	2,058
	Illinois GO	5.250%	3/1/2037	250	274
	Illinois GO	5.000%	5/1/2037	60	65
	Illinois GO	4.000%	7/1/2037	560	559
	Illinois GO	5.250%	5/1/2039	50	54
	Illinois GO	5.000%	5/1/2040	30	31
	Illinois GO	5.500%	10/1/2040	725	793
	Illinois GO	5.000%	5/1/2041	150	160
	Illinois GO	4.000%	10/1/2043	200	185
	Illinois GO	4.000%	10/1/2048	1,250	1,108
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.100%	2/1/2035	65	63
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/2027	50	50
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.380%	1/1/2028	50	50
	Illinois Sales Tax Revenue	5.000%	6/15/2035	155	176
	Illinois Sales Tax Revenue	5.000%	6/15/2040	155	168
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	550	630
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	270	305
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2038	535	600
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2039	645	718
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	125	125
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	70	70
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	805	821
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	110	115
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	125	128
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	100	104
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	230	213
	Lake County IL Water & Sewer System Water Revenue	2.000%	12/1/2032	990	878
	Lincoln Land Community College District No. 526 GO	4.000%	12/15/2044	750	709
[1]	Macon County School District No. 61 Decatur GO	5.000%	12/1/2040	250	258
	McHenry & Lake Counties Community High School District No. 155 Crystal Lake GO	4.000%	6/30/2043	785	756
	McHenry & Lake Counties Community High School District No. 155 Crystal Lake GO	4.000%	6/30/2044	860	816
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	200	150
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2037	85	54
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2032	500	504
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	780	806
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2029	100	106
8

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	235	270
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2039	420	468
	Sales Tax Securitization Corp. Sales Tax Revenue	5.250%	1/1/2043	410	421
[4]	University of Illinois College & University Revenue	3.000%	4/1/2036	60	56
					46,443
Indiana (1.4%)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	180	185
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/2026	140	139
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	100	100
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2060	100	97
	Indiana Finance Authority Sewer Revenue (State Revolving Fund Program)	5.000%	2/1/2042	250	276
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	385	385
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	295	295
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	6.500%	7/1/2055	1,730	1,959
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	2.900%	3/1/2028	130	129
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2043	70	75
	Indiana University College & University Revenue	5.000%	6/1/2044	4,000	4,056
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2037	500	525
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.250%	1/1/2055	555	585
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Indianapolis Public Transportation Corp. Project)	5.000%	1/15/2045	110	116
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	4.000%	2/1/2047	255	243
[4]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	50	54
	Whiting IN Industrial Revenue (BP Products North America Inc. Project) PUT	4.200%	6/21/2035	160	168
					9,387
Iowa (0.1%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	250	197
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2051	360	355
					552
Kansas (0.1%)
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	65	73
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	100	101
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/2041	50	45
[4]	Wyandotte County Unified School District No. 500 Kansas City GO	5.250%	9/1/2055	400	425
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/2030	150	150
					794
Kentucky (1.2%)
	Kentucky Bond Development Corp. College & University Revenue	4.500%	6/1/2048	70	66
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	135	150
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	200	201
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	155	165
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	85	88
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	65	66
	Kentucky Economic Development Finance Authority Telecom Revenue	5.000%	1/1/2045	200	200
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/2026	995	994
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/2026	1,830	1,843
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	35	36
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	1,220	1,304
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	55	59
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	100	110
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	840	912
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2030	235	260
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2037	185	176
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2046	170	136
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2041	90	79
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	110	112
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	500	534
	University of Kentucky College & University Revenue	5.250%	4/1/2050	500	528
					8,019
Louisiana (0.6%)
[5]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	3.489%	5/1/2043	85	85
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	100	102
[1]	Louisiana Office Facilities Corp. Lease (Appropriation) Revenue	5.250%	7/1/2050	1,500	1,600
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2029	305	323
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2031	100	108
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2046	25	25
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	5.000%	10/1/2026	65	66
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	115	124
9

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	390	415
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	5/15/2047	165	124
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2035	500	510
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2027	60	62
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/2026	455	453
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	110	110
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	50	51
					4,158
Maine (0.1%)
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	335	372
Maryland (0.9%)
[7]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	2.150%	7/1/2040	100	76
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.350%	2/1/2044	150	148
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	3/1/2056	400	451
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	250	252
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2032	415	448
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	5/15/2047	170	142
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	100	100
[1,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	1,500	1,580
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2051	680	578
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2042	235	241
[7]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	3.850%	7/1/2034	400	414
	University System of Maryland College & University Revenue	4.000%	4/1/2051	1,500	1,415
					5,845
Massachusetts (3.7%)
	Commonwealth of Massachusetts GO	2.000%	3/1/2034	1,025	910
	Commonwealth of Massachusetts GO	5.000%	7/1/2035	125	148
	Commonwealth of Massachusetts GO	2.000%	9/1/2038	1,070	865
	Commonwealth of Massachusetts GO	5.000%	9/1/2038	1,000	1,045
	Commonwealth of Massachusetts GO	5.000%	1/1/2040	665	739
	Commonwealth of Massachusetts GO	3.625%	5/1/2043	200	184
	Commonwealth of Massachusetts GO	5.000%	7/1/2045	85	88
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/2034	260	298
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	220	230
[4]	Easton MA GO	4.125%	3/1/2053	840	791
	Everett MA GO	2.000%	1/15/2035	80	69
	Gardner MA GO	2.000%	12/15/2038	335	259
	Lynnfield MA GO	4.000%	2/1/2045	750	733
	Lynnfield MA GO	4.000%	2/1/2047	1,000	963
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	150	153
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2028	365	375
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2030	200	200
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	650	661
	Massachusetts Development Finance Agency College & University Revenue	4.125%	10/1/2032	205	192
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2032	60	60
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2033	100	102
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	350	341
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2036	525	529
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2038	100	108
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	100	94
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2043	150	133
	Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/2044	100	100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2045	65	62
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	85	69
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2047	25	24
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2050	200	158
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	500	528
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2056	150	114
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/1/2035	150	176
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	95	97
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	100	105
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	100	113
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.375%	7/1/2036	110	107
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	170	172
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	25	27
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	1,000	1,058
10

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	205	177
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	170	167
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	250	250
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	200	203
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	7/1/2054	100	95
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	2,000	2,176
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	1,875	2,037
[2]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/15/2060	2,500	2,499
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2031	290	291
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2048	25	24
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2039	150	145
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2045	180	144
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2049	100	102
	Massachusetts State College Building Authority College & University Revenue (Community College Program)	4.125%	5/1/2050	250	238
	Nauset MA Regional School District GO	4.000%	5/15/2049	265	252
	Northeast Metropolitan Regional Vocational School District GO	4.000%	5/15/2048	95	90
	Northeast Metropolitan Regional Vocational School District GO	4.000%	5/15/2054	325	300
	Quincy MA BAN GO	5.000%	7/24/2026	620	629
	Tisbury MA GO	3.000%	8/15/2047	275	216
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2045	345	334
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2030	175	175
[1]	Worcester MA GO	4.000%	2/15/2047	315	300
					24,024
Michigan (2.1%)
	Detroit MI GO	5.000%	4/1/2030	75	78
	Detroit MI GO	5.500%	4/1/2037	300	322
	Grand Rapids MI GO	5.000%	4/1/2050	2,000	2,109
[8]	Jenison Public Schools GO	5.000%	5/1/2043	500	523
	Kent Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	1,000	971
[8]	L'Anse Creuse Public Schools GO	5.000%	5/1/2049	45	47
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,335	1,381
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	170	171
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	100	100
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/2033	835	820
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2037	55	60
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/28/2057	105	110
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue (Mckenzie Health System Project)	4.000%	1/1/2028	275	276
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2041	325	329
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2051	400	402
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.700%	10/1/2054	290	287
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	250	274
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2056	3,000	3,331
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments Project) PUT	4.500%	4/1/2026	100	100
	Northern Michigan University College & University Revenue	5.500%	6/1/2050	1,645	1,788
	Southfield MI GO	3.000%	5/1/2036	100	96
	Wayne State University College & University Revenue	5.250%	11/15/2055	200	212
					13,787
Minnesota (0.4%)
	Anoka MN GO	4.000%	2/1/2042	50	50
	Minneapolis MN GO	3.500%	12/1/2041	625	598
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/2048	140	120
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	85	85
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2056	220	245
[5]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.861%	12/1/2052	200	200
	Robbinsdale Independent School District No. 281 GO	2.000%	2/1/2036	835	695
	Rochester MN Health, Hospital, Nursing Home Revenue	4.375%	11/15/2053	450	447
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	200	207
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	100	112
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	95	85
					2,844
Mississippi (0.4%)
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/2027	90	90
	Mississippi Development Bank Special Obligation Revenue	3.000%	3/1/2029	80	75
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2029	575	608
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2027	250	258
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2055	1,000	1,030
11

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2030	300	320
	Warren County MS Industrial Revenue	4.000%	9/1/2032	100	103
					2,484
Missouri (0.4%)
	Kansas City MO GO	5.000%	2/1/2044	600	639
	Kansas City MO School District COP	5.000%	4/1/2041	100	109
	Kansas City MO School District COP	5.000%	4/1/2042	100	107
	Kansas City MO Special Obligation Revenue (Missouri Project)	5.500%	4/1/2050	500	542
	Kansas City MO Special Obligation Revenue (Missouri Project)	4.500%	4/1/2055	500	485
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	100	101
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	190	201
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	11/15/2047	115	96
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2048	150	139
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/2026	195	196
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	150	157
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2044	50	52
					2,824
Montana (0.0%)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2055	100	106
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2030	100	107
					213
Multiple States (0.1%)
[5,9]	Freddie Mac Multifamily ML Certificates	4.669%	7/25/2042	429	444
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2029	250	263
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	675	724
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	500	540
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	9/1/2055	300	335
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2049	80	75
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2055	975	1,047
	Sarpy County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	3.000%	5/15/2046	265	214
					3,198
Nevada (0.7%)
	Carson City NV GO	3.000%	11/1/2041	590	506
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2030	75	77
	Clark County NV GO	5.000%	12/1/2030	210	225
	Clark County School District GO	4.000%	6/15/2031	500	501
	Clark County School District GO	5.000%	6/15/2039	160	179
[1]	Clark County School District GO	4.000%	6/15/2043	100	96
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	1,050	1,074
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/2049	750	693
	Nevada GO	2.000%	5/1/2041	150	108
	Nevada Housing Division Local or Guaranteed Housing Revenue	3.500%	4/1/2051	595	592
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/2052	380	395
[4]	North Las Vegas NV GO	3.000%	6/1/2037	120	111
					4,557
New Hampshire (0.9%)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	225	252
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2055	1,000	1,009
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	1,000	1,052
[2]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Grand Pines Project)	5.625%	6/1/2039	270	272
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.375%	9/20/2036	956	974
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	5.150%	9/28/2037	100	101
[5]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.086%	1/20/2041	199	186
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.216%	11/20/2042	394	371
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	100	104
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.150%	6/1/2035	100	104
[6]	New Hampshire Business Finance Authority Revenue	4.000%	10/15/2035	1,000	1,001
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	25	27
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	65	66
					5,519
New Jersey (1.2%)
[2]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/2032	170	180
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2038	545	541
12

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2030	150	152
[4]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2055	50	56
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	405	405
[4]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	140	137
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	755	775
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/2044	500	516
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	90	88
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2041	220	192
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2050	125	91
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	50	51
[5]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	4.420%	5/1/2048	100	100
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	100	91
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	390	423
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2029	200	214
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	360	395
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	230	264
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2035	225	261
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	855	957
[4]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	50	31
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	1,000	1,150
	Woodbridge NJ GO	3.000%	3/1/2036	800	764
					7,834
New Mexico (0.3%)
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	100	101
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	2.700%	7/1/2040	85	70
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/2053	90	92
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	3.730%	12/1/2025	100	100
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	1,240	1,331
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	125	136
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	100	108
					1,938
New York (14.3%)
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2037	70	74
[2]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2056	100	76
	Build NYC Resource Corp. Miscellaneous Revenue Resource Institute Project)	5.500%	12/1/2056	100	106
	Chautauqua County Capital Resource Corp. Electric Power & Light Revenue (NRG Energy Project) PUT	4.250%	4/3/2028	100	101
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/2048	300	304
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/2036	170	153
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	895	853
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	1,425	1,357
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2039	80	89
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2041	345	377
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2053	20	21
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2037	340	362
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2050	1,650	1,231
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2039	780	797
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	2,810	2,854
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2045	3,510	3,553
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	240	262
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2049	55	58
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	275	286
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	830	822
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	90	97
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	300	321
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2036	570	638
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	470	486
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	150	144
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	1,000	1,072
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	255	256
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	100	90
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	175	160
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	1,000	896
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2042	200	217
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	11/1/2037	110	108
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/2040	70	53
13

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/2041	100	76
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/2045	100	73
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.050%	11/1/2049	170	131
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.000%	12/15/2031	100	103
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	75	76
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	165	166
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	55	56
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	100	102
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/2038	185	143
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	105	77
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	750	837
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	530	560
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2046	240	189
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	60	63
	New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/2048	170	149
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	525	491
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2054	300	277
	New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2054	260	253
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	3,345	3,444
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2045	565	580
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	1,850	1,912
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.625%	7/15/2047	105	92
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2043	685	741
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	400	402
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	200	211
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	1,200	1,400
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2035	280	270
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	205	227
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2036	250	238
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	360	411
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	270	301
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	310	352
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	280	315
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	440	488
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	60	68
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	55	55
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	385	431
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	470	527
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	375	417
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	2,120	2,286
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2040	100	111
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	275	303
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	320	355
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	145	158
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	85	90
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	100	111
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	65	71
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	160	173
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	255	279
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	80	86
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	295	320
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	155	165
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	1,000	959
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	105	112
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	100	107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	75	80
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	100	107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	1,850	1,774
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2049	100	109
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	865	645
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2051	70	74
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2053	145	154
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.125%	11/1/2053	100	94
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2038	275	292
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2032	80	63
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2038	100	58
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	890	957
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/2037	85	102
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	675	635
[4]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	270	205
14

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	90	67
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	110	80
	New York NY GO	5.000%	8/1/2029	430	436
	New York NY GO	5.000%	8/1/2032	385	430
	New York NY GO	5.000%	4/1/2033	1,000	1,051
	New York NY GO	5.000%	12/1/2033	400	408
	New York NY GO	5.000%	8/1/2037	200	223
	New York NY GO	5.000%	4/1/2038	400	449
	New York NY GO	5.000%	3/1/2039	780	808
	New York NY GO	5.000%	3/1/2039	520	579
	New York NY GO	5.000%	8/1/2041	265	293
	New York NY GO	5.000%	2/1/2042	3,595	3,917
	New York NY GO	5.000%	3/1/2042	140	147
	New York NY GO	5.000%	8/1/2042	120	131
	New York NY GO	5.000%	4/1/2043	4,205	4,497
	New York NY GO	5.000%	8/1/2043	175	182
	New York NY GO	5.000%	8/1/2043	130	141
	New York NY GO	5.000%	10/1/2043	215	223
	New York NY GO	5.000%	3/1/2044	135	140
	New York NY GO	5.000%	8/1/2044	545	584
	New York NY GO	5.250%	2/1/2045	1,310	1,422
	New York NY GO	5.000%	4/1/2045	410	418
	New York NY GO	5.000%	8/1/2045	205	219
	New York NY GO	3.000%	8/1/2050	500	366
	New York NY GO	5.250%	4/1/2054	145	153
	New York NY GO	5.250%	10/1/2055	2,305	2,455
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/2060	3,500	2,602
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2052	510	469
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	100	115
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	75	78
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	115	107
[10]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2040	550	646
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2036	500	507
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/2043	50	46
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	115	119
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	70	72
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/2033	245	218
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	150	159
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2054	100	108
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.125%	11/15/2055	300	301
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	530	608
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2039	1,115	1,136
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	365	408
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	155	168
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	100	110
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	100	108
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	50	51
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	1,000	746
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2050	155	162
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2050	115	123
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2052	1,075	1,123
	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	195	213
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2054	150	156
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/2036	875	965
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	365	388
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2050	470	505
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	2,000	2,095
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	100	103
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	215	222
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	100	100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/2039	50	42
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/2040	105	82
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/2051	165	112
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	135	133
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	130	130
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	80	80
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	395	395
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	1,005	1,001
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	300	305
15

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	100	102
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	2,000	2,001
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	1,000	951
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2029	145	149
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	4.500%	12/1/2050	100	99
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2040	220	233
	Onondaga County Water Authority Water Revenue	3.000%	9/15/2039	190	174
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	325	355
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	130	144
[1]	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2055	200	227
	Suffolk County Water Authority Water Revenue	3.250%	6/1/2043	140	123
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	350	367
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	400	409
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2049	520	536
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2054	35	36
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2039	345	391
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2043	250	272
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2044	165	178
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2048	325	346
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	225	208
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	40	40
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2052	90	95
	Westchester County Local Development Corp. College & University Revenue	4.000%	6/1/2042	130	116
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/2037	265	227
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2046	1,720	1,573
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.500%	11/1/2055	250	270
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2056	615	541
					93,312
North Carolina (0.8%)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/2027	30	30
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	150	159
	North Carolina Appropriations Revenue	2.000%	3/1/2036	380	322
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2033	120	119
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2030	130	143
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2033	800	858
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	25	25
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	150	157
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,985	2,063
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/2030	150	151
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.375%	10/1/2045	810	820
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2030	85	90
					4,937
North Dakota (0.1%)
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2046	170	147
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2056	100	110
	North Dakota State Board of Higher Education Local or Guaranteed Housing Revenue	3.250%	4/1/2037	130	127
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2048	30	29
					413
Ohio (3.7%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2027	30	31
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2043	150	150
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2044	100	93
	Ashland City School District GO	2.250%	11/1/2045	1,000	646
	Avon Lake City School District GO	5.250%	12/1/2062	3,000	3,171
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2055	895	750
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	870	802
	Columbus OH GO	5.000%	4/1/2033	200	223
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/2029	290	291
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2051	245	249
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	555	573
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2050	500	508
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2055	100	101
[6]	JobsOhio Beverage System Economic Development Revenue	5.000%	1/1/2053	1,325	1,399
[4]	Lockland Local School District GO	2.375%	12/1/2041	100	74
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	195	169
	Miami University OH College & University Revenue	5.000%	9/1/2041	2,435	2,453
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/2040	160	122
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	455	418
16

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2051	150	107
	Muskingum County OH Health, Hospital, Nursing Home Revenue (Genesis Healthcare System Obligated Group Project)	5.000%	2/15/2033	100	100
	New Albany Plain Local School District GO	4.250%	12/1/2061	200	196
	Norwalk City School District GO	5.000%	11/1/2061	250	259
	Ohio Health, Hospital, Nursing Home Revenue	3.375%	1/1/2038	255	248
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2046	185	170
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2045	90	91
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2030	160	168
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2044	205	194
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	5.000%	5/1/2031	210	226
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	200	212
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	70	76
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	195	212
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	9/1/2055	200	198
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	100	111
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	65	64
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/2027	100	100
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2032	55	57
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2037	215	230
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2032	225	249
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2034	270	296
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2037	355	383
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2034	140	140
[4]	Southwest Licking Local School District (School Facilities Project) COP	3.000%	12/1/2035	65	63
	Springfield-Clark County Career Technology Center GO	5.000%	10/1/2061	400	411
[4]	Trenton OH Special Obligation Revenue	5.250%	12/1/2050	1,000	1,055
[4]	Trenton OH Special Obligation Revenue	5.250%	12/1/2054	1,000	1,051
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2038	1,440	1,285
	University of Akron College & University Revenue	5.000%	1/1/2027	200	200
	University of Akron College & University Revenue	3.125%	1/1/2042	105	84
	West Central Ohio Port Authority Miscellaneous Revenue (Global Impact Stem Academy Project)	5.500%	12/1/2055	1,470	1,497
	West Central Ohio Port Authority Miscellaneous Revenue (Global Impact Stem Academy Project)	5.500%	12/1/2062	2,055	2,079
					24,035
Oklahoma (0.4%)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2038	275	308
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	130	124
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2037	90	62
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	105	96
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	285	196
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2045	75	63
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2050	500	539
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2055	250	269
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	6.250%	9/1/2056	300	338
	Oklahoma State University College & University Revenue	3.000%	9/1/2050	690	502
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2041	100	111
	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/2050	100	108
	Oklahoma Water Resources Board Lease Revenue	2.250%	10/1/2046	95	61
					2,777
Oregon (0.5%)
	Oregon (Article Xi-Q State Project) GO	5.000%	5/1/2041	100	112
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2035	335	390
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2038	95	101
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	425	428
	Oregon State Facilities Authority College & University Revenue (University of Portland Projects)	5.000%	4/1/2045	930	966
	Oregon State Lottery Revenue	5.000%	4/1/2041	100	111
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2054	70	74
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2053	1,000	1,058
					3,240
Pennsylvania (3.1%)
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	10/15/2027	215	224
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	500	532
[5]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.920%	11/15/2047	470	465
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.500%	10/1/2054	1,200	1,224
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/2030	100	100
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2034	2,000	2,010
17

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	5.000%	8/15/2035	140	163
	Commonwealth of Pennsylvania GO	4.000%	3/1/2036	50	51
	Commonwealth of Pennsylvania GO	5.000%	8/15/2036	50	58
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/2031	115	115
[2]	Delaware County PA IDA Charter School Aid Revenue	5.125%	6/1/2046	150	147
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2033	65	66
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2035	50	47
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2041	110	93
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2048	345	308
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2050	75	56
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	4.000%	5/1/2036	100	96
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	150	151
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2041	60	53
	Lehigh County PA Health, Hospital, Nursing Home Revenue	3.250%	11/1/2041	375	305
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2027	185	177
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2048	50	42
[4]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/2055	1,000	732
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	200	207
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/2049	370	328
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/2031	540	547
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	3.125%	8/15/2035	245	232
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Kings College Project)	3.250%	5/1/2035	80	72
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2049	345	364
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2031	500	509
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	695	768
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.250%	11/1/2030	70	67
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2034	500	502
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	5/1/2037	535	466
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	11/1/2039	100	92
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2041	775	780
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	3.000%	6/15/2045	70	59
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2047	75	60
[1]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/2051	150	139
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.900%	10/1/2037	200	180
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	4/1/2040	120	107
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	175	185
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	1,260	1,430
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	345	395
[11]	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/2037	270	275
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	320	321
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	60	60
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	465	482
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	60	60
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	115	116
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2050	1,040	1,075
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2050	200	215
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	100	91
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2047	50	50
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2039	120	135
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2026	75	76
[3]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	250	223
[2]	Quakertown General Authority Special Assessment Revenue (Milford Village Project)	6.500%	3/1/2055	200	206
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2031	70	71
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2032	330	366
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.000%	6/1/2038	1,000	1,097
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2047	100	105
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue (School District Philadelphia Project)	5.000%	6/1/2029	55	59
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	55	57
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2037	50	48
					19,892
Puerto Rico (1.2%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	500	514
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	100	111
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	148	146
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	2,191	2,152
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	1,500	1,377
[3]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/2034	825	834
18

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	200	215
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	170	165
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	125	119
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	55	50
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	259	229
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	190	155
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	54	41
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,000	969
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	176	171
[11]	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	350	122
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2051	347	86
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	100	91
					7,547
Rhode Island (0.9%)
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/2033	230	251
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/2035	300	325
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2026	165	167
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	6/1/2038	400	443
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	370	373
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	795	800
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	890	896
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2060	1,000	1,009
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2065	1,250	1,256
[7]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.200%	10/1/2049	140	112
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2051	205	201
					5,833
South Carolina (1.0%)
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	4.500%	9/1/2035	100	102
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	275	299
	Patriots Energy Group Natural Gas Revenue	2.250%	6/1/2041	55	38
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.625%	9/1/2050	100	102
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.750%	9/1/2055	100	102
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2028	250	250
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2034	420	439
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	645	731
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2038	135	140
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	100	110
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2043	155	158
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	295	322
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2043	540	510
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2043	585	553
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	30	31
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2047	185	171
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2054	65	68
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2028	20	20
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	235	238
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2031	100	102
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/2032	25	24
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	5	5
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/2045	15	14
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	100	103
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2055	1,500	1,518
	Spartanburg County SC School District No. 3 GO	2.000%	3/1/2044	50	33
	Sumter SC Waterworks & Sewer System Water Revenue	5.000%	12/1/2039	440	441
					6,624
South Dakota (0.9%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	110	110
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	200	215
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	1,500	1,389
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	135	145
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	240	264
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2048	70	70
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.500%	11/1/2055	300	342
19

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	5/1/2056	3,000	3,426
					5,961
Tennessee (1.7%)
	Douglas County Housing Authority Local or Guaranteed Housing Revenue	5.100%	7/1/2044	1,000	1,061
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	405	395
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	125	139
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	700	712
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	1,000	937
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	170	172
[2]	Knoxville Industrial Development Board Local or Guaranteed Housing Revenue (Maplehurst Park Apartments Project)	4.250%	11/1/2030	485	482
	Memphis TN Memphis Light Gas & Water Division Gas Natural Gas Revenue	5.000%	12/1/2032	115	127
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2037	430	438
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	4.000%	10/1/2049	105	88
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2041	50	45
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	300	304
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	520	523
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2054	185	188
	Pigeon Forge TN GO	4.000%	6/1/2050	955	883
	Pigeon Forge TN GO	4.000%	6/1/2053	925	846
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2030	100	108
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	85	87
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	205	219
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	100	108
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	1,000	1,016
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2035	1,420	1,545
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	350	363
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/2031	150	162
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	65	65
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	35	35
					11,048
Texas (13.6%)
	Alamo Community College District GO	5.000%	8/15/2041	550	599
	Alamo Community College District GO	5.000%	8/15/2042	1,000	1,081
	Alamo Community College District GO	5.000%	8/15/2043	390	418
[12]	Alamo Heights Independent School District GO	4.000%	2/1/2051	500	469
[12]	Aldine Independent School District GO	5.000%	2/15/2038	210	236
[12]	Allen Independent School District GO	4.625%	2/15/2048	100	103
	Amarillo TX Waterworks & Sewer System Water Revenue	3.250%	4/1/2037	155	154
[12]	Argyle Independent School District GO PUT	4.000%	8/15/2028	115	119
[2]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.750%	6/15/2055	1,500	1,517
	Arlington TX Water & Wastewater System Water Revenue	4.000%	6/1/2026	100	100
[1]	Aubrey TX GO	4.000%	2/15/2049	350	324
[2]	Aubrey TX Special Assessment Revenue	5.625%	12/31/2055	100	100
[12]	Austin Independent School District GO	5.000%	8/1/2036	300	343
	Austin TX GO	5.000%	9/1/2044	2,500	2,701
	Austin TX GO	5.000%	9/1/2045	2,500	2,696
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2050	500	516
[4]	Bastrop TX GO	4.000%	8/1/2049	300	284
	Bexar County Hospital District GO	5.000%	2/15/2033	830	852
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	80	87
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	210	239
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/2050	400	336
	Brazoria County Toll Road Authority Intergovernmental Agreement Revenue PUT	3.750%	9/1/2026	70	70
[1]	Brownsville TX Utilities System Water Revenue	5.250%	9/1/2050	1,500	1,593
[1]	Brownsville TX Utilities System Water Revenue	5.250%	9/1/2055	1,500	1,585
	Buda TX GO	5.000%	8/15/2033	100	111
[2]	Buda TX Special Assessment Revenue	6.000%	9/1/2055	100	99
[2]	Buda TX Special Assessment Revenue	6.750%	9/1/2055	100	99
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	75	80
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	130	133
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	750	674
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	365	414
	Chambers County TX GO	4.000%	3/1/2054	1,160	1,040
[12]	Cleburne Independent School District GO	5.000%	2/15/2033	405	407
20

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Cleburne Independent School District GO	3.000%	2/15/2035	100	99
	Colony TX GO	4.000%	8/15/2044	235	229
	Colony TX GO	4.000%	8/15/2045	330	318
	Comal County TX GO	4.000%	9/1/2047	270	266
[12]	Comal Independent School District GO	5.000%	2/1/2037	1,500	1,508
[12]	Conroe Independent School District GO	5.000%	2/15/2036	485	556
[12]	Conroe Independent School District GO	4.000%	2/15/2050	250	234
[2]	Crandall TX Special Assessment Revenue	5.500%	9/15/2055	100	100
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2034	225	254
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/2047	975	741
[6]	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.250%	11/1/2050	1,000	1,045
[6]	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.250%	11/1/2065	650	672
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2028	50	50
[2]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/2028	110	110
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2038	1,965	2,114
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2052	200	188
[2]	Denton County TX Special Assessment Revenue	6.125%	12/31/2055	100	104
[12]	Denton Independent School District GO	5.000%	8/15/2037	205	230
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2050	1,100	1,023
	EP Cimarron Ventanas PFC Local or Guaranteed Housing Revenue (Home Essential Function Housing Program)	4.125%	12/1/2039	50	50
	Fort Bend County Industrial Development Corp. Industrial Revenue	4.750%	11/1/2042	60	60
	Fort Bend County TX GO	3.000%	3/1/2043	50	41
	Fort Worth TX Water & Sewer System Water Revenue	3.125%	2/15/2043	250	210
[12]	Franklin TX Independent School District GO	4.000%	2/15/2028	150	150
[12]	Garland Independent School District GO	5.000%	2/15/2038	505	561
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	4.250%	3/1/2055	175	168
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/2036	180	192
	Grayson County TX Junior College District GO	4.000%	2/15/2049	470	437
[4]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue	5.000%	10/1/2055	2,000	2,067
[12]	Greenwood Independent School District GO	4.000%	2/15/2054	500	463
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	530	577
[5]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.070%	7/1/2049	115	115
	Harris County Flood Control District GO	4.000%	9/15/2048	500	481
[1]	Harris County Improvement District No. 14 GO	4.000%	5/1/2034	70	71
[4]	Harris County Municipal Utility District No. 530 GO	2.250%	9/1/2039	75	57
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2032	65	68
	Harris County TX Toll Road Highway Revenue	3.000%	8/15/2050	980	719
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2054	30	28
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2035	300	338
	Hays County TX GO	2.750%	2/15/2036	50	46
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	835	772
[1]	Hidalgo County Regional Mobility Authority Miscellaneous Revenue	3.000%	12/1/2045	1,155	910
	Hidalgo County TX GO	5.000%	8/15/2031	70	74
	Hidalgo County TX GO	5.000%	8/15/2050	115	121
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2028	215	218
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project)	5.000%	5/15/2034	415	483
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2025	490	490
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2042	730	745
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2051	115	104
	Houston TX GO	5.000%	3/1/2038	270	301
	Houston TX GO	5.000%	3/1/2038	50	51
	Houston TX GO	5.250%	3/1/2039	365	405
[1]	Huntsville TX GO	5.000%	2/15/2052	1,505	1,573
[12]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/2035	240	277
[12]	Jarrell Independent School District GO	4.000%	2/15/2054	1,000	913
[1]	Kyle TX GO	5.000%	8/15/2050	1,000	1,040
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2038	100	85
	Laredo TX GO	5.000%	2/15/2040	100	108
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2049	800	736
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	115	115
[12]	Lewisville Independent School District GO	5.000%	8/15/2038	55	61
[12]	Lewisville Independent School District GO	5.000%	8/15/2039	300	331
[12]	Liberty Hill Independent School District GO	5.000%	2/1/2058	1,500	1,568
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	180	198
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.000%	5/15/2038	50	46
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2042	975	1,041
	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2049	650	585
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2050	75	77
21

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2050	250	260
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2051	195	200
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	180	186
[12]	Lumberton Independent School District GO	3.000%	2/15/2045	200	161
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2028	500	503
[10]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/2030	215	224
[12]	Midway Independent School District/McLennan County GO	3.000%	8/15/2037	275	253
[12]	Navarro Independent School District GO PUT	4.000%	2/15/2028	160	164
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/2055	350	324
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	8/15/2049	525	576
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2052	1,000	1,036
[2]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.500%	7/1/2056	240	226
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	6.750%	7/1/2044	100	102
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.500%	10/1/2055	100	104
	Nortex Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.875%	10/1/2027	225	223
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2043	65	68
[12]	North East TX Independent School District GO	4.000%	8/1/2052	100	93
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/2029	40	41
[1]	North Texas Municipal Water District Intergovernmental Agreement Revenue	5.000%	6/1/2041	55	59
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2035	1,425	1,650
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	160	161
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	55	55
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	835	871
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	350	357
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	105	107
[12]	Northside Independent School District GO PUT	2.000%	6/1/2027	185	182
[12]	Northwest Independent School District GO	5.000%	2/15/2034	205	234
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2054	100	106
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2040	380	419
	Plano Independent School District GO	5.000%	2/15/2035	260	291
	Plano Independent School District GO	5.000%	2/15/2036	230	255
	Plano TX GO	2.000%	9/1/2038	900	713
[12]	Round Rock Independent School District GO PUT	5.000%	8/1/2030	845	933
	San Antonio Education Facilities Corp. College & University Revenue (Trinity University Project)	5.000%	6/1/2047	155	158
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	40	41
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2034	120	130
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2038	280	313
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	1,555	1,576
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2048	50	51
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	105	106
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	250	242
	Seguin TX GO	5.500%	9/1/2059	250	273
[4]	Sheldon Independent School District GO	4.000%	2/15/2053	140	129
	Sherman TX GO	5.000%	8/15/2044	620	659
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.500%	2/1/2026	200	200
	Tarrant County College District GO	5.000%	8/15/2038	265	291
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	300	320
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	610	655
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.250%	2/15/2047	335	277
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2047	1,020	930
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2053	2,725	2,414
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.125%	12/1/2054	400	375
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	450	484
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	170	189
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/2028	200	202
	Temple College GO	3.000%	7/1/2046	255	197
	Texas A&M University College & University Revenue	5.000%	5/15/2039	240	270
	Texas A&M University College & University Revenue	5.000%	5/15/2042	600	654
	Texas GO	5.000%	10/1/2039	645	720
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2025	300	301
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	65	67
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	150	157
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	150	161
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2032	1,800	1,965
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	1,000	1,072
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2034	125	142
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2033	100	103
	Texas Transportation Commission GO PUT	0.650%	4/1/2026	130	128
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2043	140	59
22

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	170	172
	Texas Water Development Board Water Revenue	5.000%	10/15/2032	80	85
	Texas Water Development Board Water Revenue	4.000%	8/1/2036	110	114
	Texas Water Development Board Water Revenue	5.000%	10/15/2045	410	410
	Texas Water Development Board Water Revenue	5.000%	4/15/2049	75	77
	Texas Water Development Board Water Revenue	5.000%	10/15/2049	285	300
	Texas Water Development Board Water Revenue	4.000%	4/15/2051	400	367
	Texas Water Development Board Water Revenue	5.000%	10/15/2053	300	305
	Texas Water Development Board Water Revenue	5.000%	10/15/2060	2,050	2,145
	Travis County Healthcare District GO	2.000%	3/1/2037	50	40
	University of Houston College & University Revenue	3.000%	2/15/2047	1,885	1,442
	University of North Texas System College & University Revenue	5.000%	4/15/2032	1,150	1,186
	University of North Texas System College & University Revenue	5.000%	4/15/2032	1,500	1,704
	Waco TX GO	4.000%	2/1/2048	75	72
[12]	Weslaco Independent School District GO	4.125%	2/15/2049	260	252
[12]	West Rusk County Consolidated Independent School District GO	2.000%	2/15/2039	725	572
[12]	Ysleta Independent School District GO	4.000%	8/15/2050	2,500	2,357
					88,495
Utah (1.0%)
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2045	260	251
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2049	255	240
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.500%	6/1/2055	1,000	1,077
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2034	275	304
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	600	642
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2043	345	360
[2,13]	Mida Cormont Public Infrastructure District GO, 6.750% coupon rate effective 6/1/2029	0.000%	6/1/2055	600	507
	Morgan County School District (Utah School Bond Guaranty Program) GO	3.000%	8/1/2030	1,245	1,247
	University of Utah College & University Revenue	4.000%	8/1/2051	510	468
	Utah Housing Corp. Local or Guaranteed Housing Revenue	5.000%	11/1/2043	100	105
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	100	112
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	150	171
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	230	265
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	2.950%	4/1/2029	250	249
	Utah State University College & University Revenue	2.600%	12/1/2038	100	85
[2]	Verk Industrial Regional Public Infrastructure District Tax Increment/Allocation Revenue	6.625%	9/1/2047	500	524
[2]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2054	100	102
					6,709
Vermont (0.2%)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2026	100	100
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	400	402
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	11/1/2055	196	217
	Vermont Housing Finance Agency Revenue Local or Guaranteed Housing Revenue	4.950%	1/1/2043	250	268
					987
Virginia (0.9%)
[5,9]	Freddie Mac Multifamily ML Certificates	4.519%	8/25/2041	124	127
[9]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.547%	10/25/2040	124	127
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	1/1/2051	2,000	1,403
	Norfolk VA GO	5.000%	9/1/2039	1,270	1,390
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	635	599
	Virginia College Building Authority College & University Revenue	5.000%	9/1/2027	310	315
	Virginia College Building Authority College & University Revenue	4.000%	9/1/2051	320	297
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2054	275	250
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.125%	3/1/2036	50	43
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2042	170	150
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.550%	12/1/2046	110	78
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.750%	9/1/2060	500	497
	Virginia Resources Authority Lease Revenue	2.000%	11/1/2037	80	62
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2050	205	216
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2055	255	266
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/15/2035	215	239
					6,059
Washington (1.8%)
	Auburn School District No. 408 of King & Pierce Counties GO	3.000%	12/1/2038	325	292
	Energy Northwest Nuclear Revenue	5.000%	7/1/2027	50	51
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	385	408
	Energy Northwest Nuclear Revenue	5.000%	7/1/2034	280	295
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	350	392
23

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	310	352
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	500	530
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	290	324
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	375	427
	Energy Northwest Nuclear Revenue	5.000%	7/1/2039	215	230
	Energy Northwest Nuclear Revenue	5.000%	7/1/2040	500	538
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/2032	90	94
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	340	382
	King County School District No. 401 Highline GO	5.000%	12/1/2032	50	53
[1]	Pasco Public Facilities District Sales Tax Revenue	5.000%	11/1/2034	155	178
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	4/1/2028	900	903
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2041	325	358
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/2030	2,000	2,001
	Washington GO	5.000%	8/1/2037	175	197
	Washington GO	5.000%	8/1/2037	385	442
	Washington GO	5.000%	8/1/2040	200	214
	Washington GO	5.000%	6/1/2043	260	275
	Washington GO	5.000%	6/1/2044	100	104
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	70	73
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	620	679
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,000	1,124
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	70	71
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	225	234
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2042	200	197
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	110	104
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2043	50	46
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	75	62
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2058	185	184
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.750%	7/1/2060	200	204
					12,018
West Virginia (0.2%)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	155	142
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	6/1/2039	155	139
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/2047	410	326
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2052	300	302
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	100	103
	West Virginia University College & University Revenue (West Virginia University Project)	5.000%	10/1/2041	135	143
					1,155
Wisconsin (1.6%)
	Milwaukee WI GO	4.000%	4/1/2031	200	202
	Milwaukee WI GO	5.000%	12/1/2033	500	568
	Mukwonago Area School District GO	4.250%	4/1/2045	500	493
[2]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2053	100	86
[2]	Public Finance Authority Charter School Aid Revenue (Cherokee Classical Acadamy Project)	6.000%	6/15/2035	200	206
[2]	Public Finance Authority Charter School Aid Revenue (Cherokee Classical Acadamy Project)	6.500%	6/15/2045	350	347
	Public Finance Authority College & University Revenue	5.125%	4/1/2052	1,895	1,780
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	160	163
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	70	62
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.250%	11/15/2061	100	101
[2]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	128	125
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/2026	930	930
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2029	115	120
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	50	52
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2034	50	52
	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	6/1/2055	600	611
	Public Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	7/1/2035	265	277
[2]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.750%	12/1/2054	100	100
[1]	Racine Unified School District GO	4.000%	4/1/2045	100	98
	Racine Unified School District Miscellaneous Revenue	4.000%	4/1/2030	1,005	1,032
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.250%	4/1/2052	565	526
	West Allis West Milwaukee School District GO	3.000%	4/1/2039	200	185
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	300	319
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	100	109
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	180	181
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	305	296
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.125%	12/15/2044	315	255
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2048	100	91
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/2060	150	151
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.375%	11/1/2039	100	104
24

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	9/1/2054	90	97
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.250%	9/1/2055	155	173
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue	4.875%	5/1/2062	145	149
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	465	470
	Wood County WI GO	2.375%	10/1/2041	60	44
					10,555
Wyoming (0.2%)
[1]	University of Wyoming Local or Guaranteed Housing Revenue	4.000%	6/1/2051	800	739
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	505	565
					1,304
Total Tax-Exempt Municipal Bonds (Cost $632,456)					645,941
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	1,266	809
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	77	52
Total Taxable Municipal Bonds (Cost $839)					861
				Shares
Temporary Cash Investments (1.2%)
Investment Company (1.2%)
[14]	Vanguard Municipal Low Duration Fund (Cost $7,473)	3.306%		747,330	7,473
Total Investments (100.4%) (Cost $640,768)					654,275
Other Assets and Liabilities—Net (-0.4%)					(2,438)
Net Assets (100%)					651,837
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $18,393, representing 2.8% of net assets.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
7	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
8	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Securities with a value of $223 have been segregated as initial margin for open futures contracts.
12	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
13	Step bond.
14	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
25

Core Tax-Exempt Bond ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2025	(12)	(1,386)	4
Ultra Long U.S. Treasury Bond	December 2025	(22)	(2,668)	7
				11

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
8/20/2026	RBC	240	Buy	5-Year MMD AAA General Obligation Scale	2.790%	2	2	—
8/20/2026	MSCS	140	Buy	5-Year MMD AAA General Obligation Scale	2.840%	2	2	—
						4	4	—
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.

See accompanying Notes, which are an integral part of the Financial Statements.
26

Core Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $633,295)	646,802
Affiliated Issuers (Cost $7,473)	7,473
Total Investments in Securities	654,275
Investment in Vanguard	14
Receivables for Investment Securities Sold	164
Receivables for Accrued Income	7,891
Receivables for Capital Shares Issued	3,039
Variation Margin Receivable—Futures Contracts	12
Unrealized Appreciation—Over-the-Counter Swap Contracts	4
Total Assets	665,399
Liabilities
Payables for Investment Securities Purchased	13,528
Payables to Vanguard	34
Total Liabilities	13,562
Net Assets	651,837
At October 31, 2025, net assets consisted of:

Paid-in Capital	636,400
Total Distributable Earnings (Loss)	15,437
Net Assets	651,837

Net Assets
Applicable to 8,580,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	651,837
Net Asset Value Per Share	$75.97

See accompanying Notes, which are an integral part of the Financial Statements.
27

Core Tax-Exempt Bond ETF
Statement of Operations

November 19, 2024[1] to October 31, 2025
($000)
Investment Income
Income
Interest[2]	9,934
Total Income	9,934
Expenses
The Vanguard Group—Note B
Investment Advisory Services	31
Management and Administrative	191
Marketing and Distribution	12
Custodian Fees	7
Auditing Fees	32
Shareholders’ Reports and Proxy Fees	1
Trustees’ Fees and Expenses	—
Professional Services	16
Total Expenses	290
Net Investment Income	9,644
Realized Net Gain (Loss)
Investment Securities Sold[2]	(223)
Futures Contracts	(68)
Realized Net Gain (Loss)	(291)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	13,507
Futures Contracts	11
Swap Contracts	4
Change in Unrealized Appreciation (Depreciation)	13,522
Net Increase (Decrease) in Net Assets Resulting from Operations	22,875
1	Inception.
2	Interest income from an affiliated company of the fund was $232. There was no realized net gain (loss) or change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
28

Core Tax-Exempt Bond ETF
Statement of Changes in Net Assets

November 19, 2024[1] to October 31, 2025
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,644
Realized Net Gain (Loss)	(291)
Change in Unrealized Appreciation (Depreciation)	13,522
Net Increase (Decrease) in Net Assets Resulting from Operations	22,875
Distributions
Total Distributions	(7,438)
Capital Share Transactions
Issued	636,401
Issued in Lieu of Cash Distributions	—
Redeemed	(1)
Net Increase (Decrease) from Capital Share Transactions	636,400
Total Increase (Decrease)	651,837
Net Assets
Beginning of Period	—
End of Period	651,837
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
29

Core Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout the Period	November 19, 2024[1] to October 31, 2025
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	2.813
Net Realized and Unrealized Gain (Loss) on Investments	.333
Total from Investment Operations	3.146
Distributions
Dividends from Net Investment Income	(2.176)
Distributions from Realized Capital Gains	—
Total Distributions	(2.176)
Net Asset Value, End of Period	$75.97
Total Return	4.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$652
Ratio of Total Expenses to Average Net Assets[3]	0.12%
Ratio of Net Investment Income to Average Net Assets[3]	3.99%
Portfolio Turnover Rate[4]	18%
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
30

Core Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard Core Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts
During the period ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the period ended October 31, 2025, the fund’s average amount of investments in MMD Rate Locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
31

Core Tax-Exempt Bond ETF
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $14,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	645,941	—	645,941
Taxable Municipal Bonds	—	861	—	861
Temporary Cash Investments	7,473	—	—	7,473
Total	7,473	646,802	—	654,275
Derivative Financial Instruments
Assets
Futures Contracts[1]	11	—	—	11
Swap Contracts	—	4	—	4
Total	11	4	—	15
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
32

Core Tax-Exempt Bond ETF
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	1,949
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	13,768
Capital Loss Carryforwards	(280)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	15,437
The tax character of distributions paid was as follows:
Period Ended October 31,
2025 Amount ($000)
Tax-Exempt Income	7,437
Ordinary Income*	1
Long-Term Capital Gains	—
Total	7,438
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	640,511
Gross Unrealized Appreciation	14,622
Gross Unrealized Depreciation	(854)
Net Unrealized Appreciation (Depreciation)	13,768
E.	During the period ended October 31, 2025, the fund purchased $516,301,000 of investment securities and sold $37,297,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $153,258,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital shares issued and redeemed were:

November 19, 2024[1] to October 31, 2025
Shares (000)
Issued	8,580
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	8,580
1	Inception.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
33

Core Tax-Exempt Bond ETF
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At October 31, 2025, one shareholder was the record or beneficial owner of 47% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
34

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Core Tax-Exempt Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Core Tax-Exempt Bond ETF (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period November 19, 2024 (inception) through October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period November 19, 2024 (inception) through October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
35

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
QV0400 122025
36

Financial Statements
For the period ended October 31, 2025
Vanguard Short Duration Tax-Exempt Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	33
Tax information	34

Short Duration Tax-Exempt Bond ETF
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.1%)
Alabama (7.3%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	100	104
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Cooper Green Homes Project) PUT	5.000%	2/1/2028	175	182
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Forest Hills Village Project) PUT	5.000%	11/1/2026	55	56
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	100	110
[1]	Alabama State University College & University Revenue	5.000%	9/1/2027	70	72
[2]	Alabama State University College & University Revenue	5.000%	9/1/2028	100	105
[2]	Alabama State University College & University Revenue	5.000%	9/1/2030	100	109
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	95	98
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	250	270
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	560	616
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/2027	60	61
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2026	250	253
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2027	50	52
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/2029	150	154
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	12/1/2026	50	50
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	455	467
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2026	100	101
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	190	198
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	1,160	1,221
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	320	338
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	60	64
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2035	160	173
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	140	152
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/2025	255	256
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/2026	315	317
[3]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	3.570%	10/1/2052	1,005	995
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	215	218
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	490	498
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	550	586
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/2030	880	948
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	260	282
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	675	733
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	485	501
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	90	98
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2029	100	103
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	750	779
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2032	150	162
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	200	221
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2030	265	286
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	3.000%	2/1/2029	135	133
	Jacksonville Public Educational Building Authority Lease Revenue	4.000%	7/1/2028	50	50
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	75	82
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2029	50	53
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/2025	175	175
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	445	473
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	100	101
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	500	537
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2028	75	78
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	480	518
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/2032	225	244
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	200	222
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	165	178
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2031	245	271
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	965	987
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2) PUT	4.000%	12/1/2031	725	746
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	1,020	1,105
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	690	733
1

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	985	1,060
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	310	337
	Troy Hospital Health Care Authority Health, Hospital, Nursing Home Revenue	3.125%	3/1/2032	50	49
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	60	62
					20,183
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.150%	6/1/2031	100	93
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2028	100	107
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	195	209
					409
Arizona (1.0%)
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	230	230
	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/2055	100	111
	Arizona IDA Local or Guaranteed Housing Revenue (Ironwood Ranch Apartments) PUT	5.000%	9/1/2026	300	304
	Arizona IDA Local or Guaranteed Housing Revenue (The Ranches at Gunsmoke Project) PUT	5.000%	11/1/2026	150	153
	Arizona IDA Local or Guaranteed Housing Revenue PUT	2.760%	7/1/2029	100	98
	Arizona Lottery Revenue, ETM	5.000%	7/1/2026	50	51
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	190	191
[4]	Glendale IDA College & University Revenue	5.000%	5/15/2030	100	110
[4]	Glendale IDA College & University Revenue	5.000%	5/15/2031	100	111
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	65	66
	Maricopa County IDA Local or Guaranteed Housing Revenue (Marbella Ranch Phase I Project) PUT	2.810%	5/1/2029	100	99
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	100	101
	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/2029	100	109
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2028	100	100
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	150	152
	Pima County IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	115	125
	Pima County IDA Local or Guaranteed Housing Revenue PUT	2.710%	4/1/2028	100	99
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2031	200	205
	Tucson IDA Local or Guaranteed Housing Revenue (Lariat Village Project) PUT	3.050%	10/1/2028	115	115
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	100	101
	Yuma Municipal Property Corp. Sales Tax Revenue	4.000%	7/1/2030	100	100
					2,731
Arkansas (0.2%)
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/2027	150	151
	Beaver Water District of Benton & Washington Counties Water Revenue	5.000%	4/15/2032	100	114
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	250	254
					519
California (10.1%)
[2]	Banning Unified School District GO	4.000%	8/1/2032	245	246
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2026	1,005	1,003
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	150	150
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	1,100	1,067
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.470%	4/1/2036	800	795
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2031	100	108
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2032	115	122
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	65	66
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	120	128
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	410	434
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	650	698
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	505	555
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	50	54
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	50	54
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	770	835
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	180	197
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	680	730
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	405	430
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	330	354
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	500	511
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	880	937
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	1,030	1,052
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	250	267
[3]	California Community Choice Financing Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	3.670%	2/1/2052	150	141
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2031	80	85
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	160	170
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2027	80	81
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/2032	275	275
2

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	55	63
	California GO	5.000%	10/1/2026	120	123
	California GO	5.000%	8/1/2027	150	157
	California GO	5.000%	3/1/2028	100	106
	California GO	5.000%	3/1/2029	160	173
	California GO	5.000%	8/1/2029	95	99
	California GO	5.000%	3/1/2030	100	111
	California GO	5.000%	3/1/2031	200	226
	California GO	5.000%	3/1/2032	100	115
	California GO	5.000%	8/1/2032	110	127
[2]	California GO	5.250%	8/1/2032	75	87
	California GO	5.000%	10/1/2032	155	175
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/2027	250	250
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	300	300
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	100	103
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	100	110
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	195	200
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	100	110
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	125	125
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	85	88
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	705	730
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	250	253
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	110	110
[5]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2028	130	131
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2031	150	172
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/2026	175	175
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.920%	12/1/2050	250	250
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2029	325	333
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2031	235	246
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	100	100
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2025	100	100
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	50	51
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	80	82
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	60	64
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	125	127
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	100	101
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	65	71
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2031	140	147
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	50	50
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	100	100
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	10/1/2028	100	100
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/2028	250	253
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.875%	9/1/2033	200	212
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/2028	40	41
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2031	100	100
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2028	125	133
	California State University College & University Revenue PUT	1.600%	11/1/2026	265	261
	California State University College & University Revenue PUT	3.125%	11/1/2026	125	125
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2029	145	149
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	225	228
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	60	65
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	200	202
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.250%	5/15/2031	65	65
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2028	160	167
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	1.900%	6/1/2031	65	60
[7]	Long Beach Bond Finance Authority Tax Increment/Allocation Revenue	5.500%	8/1/2031	300	334
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	75	78
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.375%	7/1/2026	40	40
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	100	101
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	90	91
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	80	81
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	50	51
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	50	52
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	185	196
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	60	65
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	60	65
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	295	322
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	25	26
3

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	410	438
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	135	151
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	285	295
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	100	112
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	155	173
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	180	201
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	50	52
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	60	66
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	275	281
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	300	318
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	150	162
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	165	178
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	165	187
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	100	114
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	65	68
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	75	77
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	100	115
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	410	428
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.600%	12/1/2031	115	118
	Mount Diablo Unified School District/CA GO	5.000%	8/1/2029	100	110
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	390	422
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2027	100	105
	Oro Grande Elementary School District COP	4.000%	9/15/2026	100	100
	Palomar Health GO	5.000%	8/1/2029	45	45
	Rialto CA Special Tax Revenue	5.000%	9/1/2029	80	85
	Rialto CA Special Tax Revenue	5.000%	9/1/2030	105	112
	Rialto CA Special Tax Revenue	5.000%	9/1/2031	130	140
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	55	48
	San Francisco Unified School District GO	5.000%	6/15/2030	100	111
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2027	70	70
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2028	80	85
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	200	216
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	600	635
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/2026	30	31
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2028	110	115
	Upland CA COP	5.000%	1/1/2030	135	140
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	100	104
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	200	216
					27,873
Colorado (2.0%)
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	110	115
	Board of Governors of Colorado State University System College & University Revenue PUT	4.375%	3/1/2029	385	394
	Board of Governors of Colorado State University System College & University Revenue PUT	4.500%	3/1/2032	55	58
	Colorado COP	5.000%	9/1/2031	150	157
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	115	123
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	100	112
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2033	65	66
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2031	145	157
[4]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2032	100	111
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project)	5.000%	5/15/2028	150	150
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/2026	270	274
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2028	450	474
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	350	389
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	100	109
[3,6]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, 70% of SOFR + 1.500%	4.394%	2/1/2046	395	396
[3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	3.770%	5/15/2061	100	99
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2028	100	100
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.250%	11/1/2055	250	280
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Albion Apartments Project) PUT	3.375%	7/1/2028	100	101
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/2031	140	140
	Denver CO City & County GO	5.000%	8/1/2028	65	69
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2026	50	51
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2028	165	167
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2028	70	70
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	150	160
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	160	170
4

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	100	87
[3]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	3.611%	9/1/2039	150	150
	Larimer County CO (Ranch Project) COP	5.000%	12/1/2032	100	115
	Northglenn Urban Renewal Authority Tax Increment/Allocation Revenue	4.000%	12/1/2028	235	241
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/2026	50	50
[2]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2029	100	109
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/2028	235	244
					5,488
Connecticut (1.3%)
	Connecticut GO	5.000%	4/15/2026	160	162
	Connecticut GO	5.000%	1/15/2028	110	116
	Connecticut GO	5.000%	3/15/2029	100	108
	Connecticut GO	5.000%	3/15/2031	100	112
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.950%	5/15/2032	125	129
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.850%	5/15/2027	200	200
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.100%	11/15/2028	100	100
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	250	255
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	500	515
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	140	143
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/2026	200	200
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/2026	460	459
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/2026	200	200
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/2027	150	150
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	70	71
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	75	75
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	75	79
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	70	74
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/2030	100	101
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.750%	10/1/2032	190	196
	Washington CT BAN GO	4.000%	12/2/2025	125	125
					3,570
Delaware (0.1%)
	Delaware State Economic Development Authority Electric Power & Light Revenue	3.600%	1/1/2031	100	103
	Delaware State Housing Authority Local or Guaranteed Housing Revenue	6.000%	1/1/2056	140	155
					258
District of Columbia (0.7%)
	District of Columbia College & University Revenue	5.000%	4/1/2031	265	272
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	80	80
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	80	80
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2033	105	105
[5]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2026	335	335
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	125	130
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2028	100	104
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	100	100
[5]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	9/1/2030	375	378
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/2027	275	272
					1,856
Florida (4.0%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	85	88
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	100	100
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	100	100
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	150	158
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	105	116
	Broward County FL School District COP	5.000%	7/1/2027	75	78
	Broward County FL School District COP	5.000%	7/1/2030	50	55
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/2026	100	100
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	3/1/2027	295	295
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2030	380	405
[6]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2026	100	100
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2032	100	112
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2030	65	65
	Delray Beach FL Water & Sewer Water Revenue	5.000%	10/1/2032	250	287
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2028	50	53
[6]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	150	157
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	500	542
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/2032	70	74
5

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2027	175	176
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Ringling College Project)	5.000%	3/1/2032	80	81
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	300	334
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	100	112
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2028	140	140
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.850%	10/1/2028	100	99
[6]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.200%	11/15/2030	100	100
[6]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.450%	11/15/2031	100	101
[2]	Florida Municipal Loan Council Water Revenue	5.000%	10/1/2028	205	218
	Fort Myers FL Appropriations Revenue	4.000%	12/1/2029	170	170
[6]	Gas Worx Community Development District Special Assessment Revenue	4.625%	5/1/2030	100	102
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	215	217
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	195	197
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2028	100	100
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2028	150	156
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	100	100
	Lakeland FL Appropriations Revenue	5.000%	10/1/2030	150	166
	Lakeland FL Health, Hospital, Nursing Home Revenue	3.000%	11/15/2032	205	198
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2027	100	101
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	12/1/2027	115	116
[2]	Marion County School Board COP	5.000%	6/1/2031	120	134
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2028	150	152
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2030	50	51
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2032	50	51
	Miami-Dade County FL GO	5.000%	7/1/2027	150	152
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	1/1/2026	375	375
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2026	180	180
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	100	99
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2030	190	190
	Miami-Dade County School Board COP	4.000%	8/1/2029	50	50
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	805	832
[6]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	4.375%	5/15/2035	100	101
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	160	171
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	100	92
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2029	155	166
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2030	140	152
	Palm Beach County School District COP	5.000%	8/1/2033	275	300
	Palm Beach County School District COP	5.000%	8/1/2034	190	206
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2028	150	150
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2032	125	126
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	50	52
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	100	109
	St. Johns County School Board COP	5.000%	7/1/2034	390	418
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	110	110
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	75	81
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/2026	200	203
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/2029	205	217
[6]	Village Community Development District No. 15 Special Assessment Revenue	3.750%	5/1/2029	100	100
					10,889
Georgia (3.7%)
[4]	Athens Housing Authority Local or Guaranteed Housing Revenue PUT	3.230%	6/1/2029	100	100
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	2/1/2028	100	101
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.900%	3/1/2028	300	298
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	75	75
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.970%	12/1/2028	100	99
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project) PUT	3.950%	3/8/2028	355	361
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/2026	90	90
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	200	200
	Burke County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	85	86
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	65	66
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2032	105	109
6

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.000%	10/1/2032	100	115
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Calvin Court Project) PUT	3.600%	8/1/2027	100	101
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Philips Tower Project) PUT	3.250%	9/1/2027	250	251
	Development Authority of Burke County Electric Power & Light Revenue PUT	3.800%	5/21/2026	205	206
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	12/1/2055	100	113
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2033	425	451
	Griffin Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2027	150	155
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	170	172
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2029	150	159
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	225	227
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	890	903
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	265	270
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	770	809
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	675	694
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	725	769
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	500	535
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	30	32
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	700	760
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	150	161
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	335	360
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	50	55
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	545	592
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	165	165
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	160	160
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/2030	125	127
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	100	109
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	100	115
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/2031	35	35
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/2028	50	52
					10,238
Guam (0.3%)
[6]	Guam Education Financing Foundation COP	5.000%	10/1/2026	100	100
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2028	70	73
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	100	106
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2030	80	86
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	100	111
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2030	125	135
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	100	104
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	125	135
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2033	70	78
					928
Hawaii (0.3%)
	Hawaii County HI GO	5.000%	9/1/2028	100	107
	Hawaii GO	5.000%	1/1/2027	50	51
	Hawaii GO	4.000%	10/1/2027	150	150
	Hawaii GO	5.000%	10/1/2031	80	81
	Honolulu HI City & County GO	5.000%	11/1/2027	100	105
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	160	162
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	100	104
					760
Idaho (0.4%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2032	755	825
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.250%	1/1/2056	100	113
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue PUT	3.350%	2/1/2029	100	101
					1,039
Illinois (8.1%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2033	200	222
[8]	Chicago Board of Education GO	0.000%	12/1/2027	200	185
	Chicago Board of Education GO	4.000%	12/1/2027	200	199
[4]	Chicago Board of Education GO	5.250%	12/1/2027	100	102
[8]	Chicago Board of Education GO	0.000%	12/1/2028	145	129
[8]	Chicago Board of Education GO	0.000%	12/1/2029	455	390
[8]	Chicago Board of Education GO	0.000%	12/1/2029	50	43
[4]	Chicago Board of Education GO	5.250%	12/1/2029	100	103
7

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Chicago Board of Education GO	0.000%	12/1/2030	50	41
	Chicago Board of Education GO	5.000%	12/1/2030	180	184
[8]	Chicago Board of Education GO	0.000%	12/1/2031	90	71
[8]	Chicago Board of Education GO	0.000%	12/1/2031	350	277
	Chicago Board of Education GO	5.000%	12/1/2031	150	153
	Chicago Board of Education GO	5.000%	12/1/2031	200	203
[4]	Chicago Board of Education GO	5.250%	12/1/2031	100	105
[2,7]	Chicago Board of Education GO	5.500%	12/1/2031	115	127
[4]	Chicago Board of Education GO	5.500%	12/1/2032	100	106
	Chicago Board of Education GO	5.000%	12/1/2033	245	248
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2029	320	332
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2031	540	561
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2032	315	326
	Chicago IL GO	5.000%	1/1/2027	80	81
	Chicago IL GO	5.000%	1/1/2027	295	296
	Chicago IL GO	5.000%	1/1/2028	300	307
	Chicago IL GO	5.000%	1/1/2028	200	205
	Chicago IL GO	5.000%	1/1/2029	100	103
	Chicago IL GO	5.625%	1/1/2030	50	51
	Chicago IL GO	0.000%	1/1/2031	100	83
	Chicago IL GO	4.000%	1/1/2031	150	151
	Chicago IL GO	5.000%	1/1/2031	295	310
	Chicago IL GO	0.000%	1/1/2032	100	80
	Chicago IL GO	4.000%	1/1/2032	250	251
	Chicago IL GO	5.000%	1/1/2032	75	78
[8]	Chicago IL GO	0.000%	1/1/2033	50	39
	Chicago IL GO	5.000%	1/1/2033	70	75
[8]	Chicago IL GO, ETM	0.000%	1/1/2027	120	116
	Chicago IL Local or Guaranteed Housing Revenue (The AVE SW Project) PUT	3.200%	10/1/2027	100	100
[8]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/2027	150	144
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2028	340	348
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	95	101
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2032	250	256
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2026	115	117
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	225	229
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	200	208
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	110	112
	Chicago Midway International Airport Port, Airport & Marina Revenue	4.000%	1/1/2034	150	150
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	70	72
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	180	181
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	205	206
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2033	100	101
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	280	281
	Chicago Park District GO	5.000%	1/1/2031	145	145
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/2029	75	81
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/2031	135	149
	Cook County IL Sales Tax Revenue	5.000%	11/15/2035	305	315
	DuPage County Community High School District No. 94 West Chicago GO	4.000%	1/1/2031	125	127
[1,4]	Grand Prairie Water Commission Water Revenue	5.000%	1/1/2034	420	480
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2030	500	539
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2033	140	143
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/2026	250	249
	Illinois Finance Authority Charter School Aid Revenue	5.000%	12/1/2029	150	153
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2026	200	202
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2030	245	249
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2033	100	114
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2030	255	260
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	320	335
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	55	55
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	50	53
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2030	125	125
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	150	151
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	175	180
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	125	126
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	65	67
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	155	158
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	315	331
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2032	160	158
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	150	154
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	400	408
8

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	160	168
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	385	407
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	100	107
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	100	111
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	100	110
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	100	111
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	105	116
	Illinois Finance Authority Water Revenue	5.000%	1/1/2031	100	112
	Illinois GO	5.000%	10/1/2026	55	56
	Illinois GO	5.000%	3/1/2027	100	103
	Illinois GO	5.000%	3/1/2029	65	69
	Illinois GO	5.000%	5/1/2029	180	189
	Illinois GO	5.000%	11/1/2029	150	156
[2]	Illinois GO	4.000%	2/1/2031	50	50
	Illinois GO	4.125%	11/1/2031	120	121
	Illinois GO	5.000%	12/1/2031	55	61
	Illinois GO	5.000%	3/1/2032	140	154
	Illinois GO	5.000%	5/1/2033	295	328
	Illinois GO	4.000%	6/1/2033	170	170
	Illinois GO	4.000%	12/1/2033	150	151
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	100	101
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	100	100
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	100	100
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2028	100	100
[5]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2028	105	106
	Illinois Sales Tax Revenue	4.000%	6/15/2030	140	140
	Illinois Sales Tax Revenue	5.000%	6/15/2030	50	53
	Illinois Sales Tax Revenue	5.000%	6/15/2031	150	166
	Illinois Sales Tax Revenue	4.000%	6/15/2032	70	70
	Illinois Sales Tax Revenue	4.000%	6/15/2032	105	105
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	250	266
[2]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/2027	100	100
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/2027	100	96
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	4.000%	2/1/2032	60	60
[1,4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2033	100	113
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2031	135	110
[1,8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2032	80	63
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2026	100	98
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	200	207
[1]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2032	100	110
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2029	290	295
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	3.000%	12/1/2034	245	238
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2029	400	422
[1]	Peoria & Knox Community Unit School District No. 322 GO	5.000%	12/1/2029	350	375
	Peoria County Community Unit School District No. 323 GO	4.000%	4/1/2028	100	100
[8]	Regional Transportation Authority Sales Tax Revenue	6.000%	7/1/2033	500	580
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2030	100	108
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2031	250	261
[1]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/2029	175	187
[2]	University of Illinois College & University Revenue	5.000%	4/1/2031	100	105
	Will County IL GO	5.000%	11/15/2032	100	114
					22,345
Indiana (1.0%)
	Gary Community School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2029	100	100
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2030	100	107
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	110	112
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Greenwod Village South Project)	3.750%	5/15/2032	100	100
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	100	108
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	160	177
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2033	100	114
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	350	350
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	6.500%	7/1/2055	100	113
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Flats on 14th Project) PUT	2.750%	4/1/2028	100	99
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Foundry Row Project) PUT	3.350%	1/1/2028	100	100
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	2.900%	3/1/2028	100	99
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2031	50	52
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	300	300
	Rockport IN Electric Power & Light Revenue PUT	3.700%	6/1/2029	100	103
9

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	620	670
					2,704
Iowa (0.3%)
[1]	Indianola Municipal Utilities Electric Power & Light Revenue	4.000%	5/1/2027	50	50
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	160	161
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	55	55
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	150	163
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2052	100	101
	Iowa Finance Authority Water Revenue	5.000%	8/1/2028	90	96
	Iowa Finance Authority Water Revenue	5.000%	8/1/2029	65	71
					697
Kansas (0.3%)
	Kansas Development Finance Authority College & University Revenue (Kansas State University Projects)	4.000%	3/1/2031	90	90
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2027	100	99
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	100	101
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	165	170
	Wichita KS Water & Sewer Utility Water Revenue	3.000%	10/1/2027	145	145
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/2026	250	256
					861
Kentucky (1.8%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	265	278
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/2032	190	191
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	80	85
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	500	532
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	145	154
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2031	60	63
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2025	150	150
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2033	500	522
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/2026	695	700
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	605	615
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	645	689
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	180	191
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	55	57
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2030	135	142
	Kentucky State Property & Building Commission Lease Revenue (Project No. 114)	5.000%	10/1/2032	170	172
	Lexington-Fayette Urban County Government GO	4.000%	9/1/2030	175	175
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	115	117
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	90	96
	Madison County KY GO	5.000%	3/1/2028	110	116
					5,045
Louisiana (1.7%)
	Jefferson Parish Finance Authority Local or Guaranteed Housing Revenue	3.750%	7/1/2029	55	56
[3]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	3.489%	5/1/2043	1,160	1,157
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue	6.250%	6/1/2055	100	112
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Arbours at Acadiana Project) PUT	5.000%	4/1/2027	250	257
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Benoit Townhomes Project) PUT	3.750%	8/1/2026	85	85
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (King Oaks V Project) PUT	2.700%	10/1/2028	100	98
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	200	205
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue	4.000%	8/1/2026	5	5
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2033	100	103
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Jefferson Parish Projects)	5.000%	4/1/2028	250	252
[2]	Louisiana Office Facilities Corp. Lease (Appropriation) Revenue	5.000%	7/1/2031	100	112
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/2026	100	100
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	100	108
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2029	175	180
[2]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2032	115	121
	New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/2034	225	230
[2]	Shreveport LA GO	5.000%	3/1/2031	260	283
	St. James Parish LA Industrial Revenue (Nustar Logistics LP Project) PUT	3.700%	6/1/2030	100	101
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/2026	200	199
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	345	344
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	445	450
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2028	60	62
					4,620
10

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maine (0.5%)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	200	205
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	500	535
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	100	111
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2055	200	223
	Regional School Unit No. 14 GO	5.000%	11/1/2031	200	226
					1,300
Maryland (0.3%)
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/2029	50	50
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	100	112
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/2029	150	150
	Maryland GO	5.000%	8/1/2026	200	203
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	105	109
	Prince George's County MD GO	5.000%	8/1/2029	100	109
					733
Massachusetts (2.0%)
[2]	Commonwealth of Massachusetts GO	5.250%	11/1/2026	55	56
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	100	111
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	150	152
	Commonwealth of Massachusetts GO	5.000%	7/1/2032	100	115
	Hudson MA BAN GO	5.250%	6/11/2026	250	252
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	140	144
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2029	65	67
	Massachusetts Development Finance Agency College & University Revenue	4.500%	7/1/2029	100	100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	430	434
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	620	630
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2033	175	178
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2034	700	709
	Massachusetts Development Finance Agency College & University Revenue PUT	3.300%	7/1/2028	100	101
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2027	100	103
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	250	258
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	100	105
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2029	100	106
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	180	198
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	120	122
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	7/1/2032	220	219
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2032	150	149
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	100	109
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2031	75	81
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	100	102
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2031	200	224
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2032	100	114
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2033	100	116
	Quincy MA BAN GO	5.000%	7/24/2026	100	102
	Western Massachusetts Emergency Communications District BAN GO	4.250%	4/24/2026	100	100
	Whitman Hanson MA Regional School District BAN GO	4.875%	3/18/2026	150	151
					5,408
Michigan (1.7%)
	Detroit MI GO	5.000%	4/1/2030	70	73
	Detroit MI GO	5.000%	4/1/2032	100	109
[2,9]	Detroit MI Sewage Disposal System Sewer Revenue	5.500%	7/1/2029	65	67
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	145	147
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	2.000%	7/1/2026	300	296
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2029	300	317
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue (Mckenzie Health System Project)	4.000%	1/1/2028	100	100
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/2026	75	75
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/2028	30	28
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.120%	12/1/2039	120	120
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2032	100	113
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2030	100	110
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	65	68
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	25	26
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2032	100	110
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2028	50	52
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/2029	110	110
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.700%	4/1/2030	225	225
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	10/1/2030	310	309
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	10/1/2031	370	370
11

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2054	200	213
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2056	200	222
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments Project) PUT	4.500%	4/1/2026	345	346
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	150	153
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.950%	11/1/2028	100	100
	Michigan Strategic Fund Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	100	104
[10]	Rockford Public Schools GO	5.000%	5/1/2032	175	176
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	440	466
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2034	105	111
					4,716
Minnesota (1.0%)
[4]	Duluth Independent School District No. 709 GO	0.000%	2/1/2033	100	79
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	150	153
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	120	126
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	740	801
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	150	157
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2031	130	133
	Minnesota Appropriations Revenue	5.000%	3/1/2027	75	78
	Minnesota Appropriations Revenue	5.000%	3/1/2028	440	464
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	50	51
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2029	50	53
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2027	100	100
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	75	75
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	100	111
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2032	100	82
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	100	109
	Woodbury Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2028	100	100
					2,672
Mississippi (0.5%)
	Mississippi Development Bank Special Obligation Revenue	3.000%	3/1/2029	75	71
	Mississippi Development Bank Special Obligation Revenue(Lamar County School District General Obligation Bond Project)	5.000%	6/1/2027	150	154
	Mississippi Development Bank Special Obligation Revenue(Lamar County School District General Obligation Bond Project)	5.000%	6/1/2029	150	160
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2030	135	135
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	3.050%	5/1/2027	100	100
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2027	150	155
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	55	58
	Mississippi State University Educational Building Corp. College & University Revenue (Campus Improvement Project)	5.000%	11/1/2026	100	100
	Warren County MS GO	4.000%	10/1/2027	185	185
	Warren County MS Industrial Revenue	4.000%	9/1/2032	300	309
					1,427
Missouri (1.2%)
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	310	318
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2032	150	150
	Kansas City MO School District COP	5.000%	4/1/2030	100	109
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2030	100	110
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	100	102
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	200	199
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	125	125
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	115	123
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	65	69
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	100	100
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	80	85
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	100	112
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	75	80
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	4.000%	2/1/2026	100	100
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/2026	40	40
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	445	466
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	6.250%	5/1/2056	250	280
[4]	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2031	100	111
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2033	500	501
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2027	150	157
					3,337
12

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Montana (0.2%)
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/2031	220	220
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.000%	12/1/2055	100	111
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	150	157
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2030	100	108
					596
Nebraska (0.9%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2029	200	210
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	685	734
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	265	280
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	300	324
	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/2031	100	111
	Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/2028	250	252
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2028	200	211
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	9/1/2055	100	112
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2029	105	105
					2,339
Nevada (0.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	105	108
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	60	65
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	100	103
[4]	Sparks Tourism Improvement District No. 1 Sales Tax Revenue	3.875%	6/15/2028	100	100
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2032	150	152
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	145	146
					674
New Hampshire (0.4%)
[6]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Grand Pines Project)	5.625%	6/1/2039	100	101
[6]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Mirador Project)	6.000%	12/1/2031	100	100
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	100	104
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	365	366
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	150	152
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	150	157
					980
New Jersey (3.1%)
[6]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2030	100	101
	Jersey City Municipal Utilities Authority Water Revenue (Water Project)	5.000%	5/1/2026	100	101
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	275	275
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/2030	430	425
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	200	196
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	200	201
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	100	102
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2029	225	243
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.125%	7/1/2030	310	302
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	100	98
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	50	49
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2032	235	207
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	200	202
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	200	200
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2033	35	30
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	105	117
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	3.000%	7/1/2026	40	40
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	3.000%	7/1/2026	5	5
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2026	100	102
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	215	218
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	750	755
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	120	124
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	55	56
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	65	66
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2026	275	279
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.900%	11/1/2027	100	99
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	50	50
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.950%	5/1/2028	100	99
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.400%	4/1/2029	120	122
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	50	51
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2029	410	412
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.500%	4/1/2056	100	112
13

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	4.420%	5/1/2048	240	240
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	150	145
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	130	132
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	150	137
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	125	111
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	100	86
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	800	666
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	125	137
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	125	142
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	125	144
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2032	550	598
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	265	279
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	280	294
					8,550
New Mexico (0.6%)
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	250	253
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	100	101
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	400	405
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	300	303
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/2053	95	97
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	3.730%	12/1/2025	100	100
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	55	59
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2027	95	99
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	80	87
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	50	50
					1,554
New York (8.8%)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2028	200	203
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2031	135	146
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2032	100	109
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	60	62
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	65	69
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	70	70
	Fayetteville-Manlius Central School District BAN GO	4.000%	6/26/2026	200	201
[11]	Freddie Mac Pool	3.700%	1/1/2034	250	245
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	4.625%	9/1/2033	50	50
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	390	384
	Long Island Power Authority Electric Power & Light Revenue PUT	5.000%	9/1/2027	100	102
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	250	248
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	100	104
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	135	139
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	100	107
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	125	129
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	135	142
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	200	204
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	200	217
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	50	51
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	200	221
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	100	102
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	225	230
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	165	185
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	100	113
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	100	113
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	100	114
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	365	395
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	3.661%	11/1/2032	100	100
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	3.000%	7/1/2034	450	436
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2026	100	102
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	100	116
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/2029	160	160
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/2031	150	150
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/2032	90	86
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	100	102
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/2026	440	438
14

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	175	175
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	150	150
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	65	66
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	235	237
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	110	111
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	100	102
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	190	191
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	550	552
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	375	381
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	100	102
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2030	300	261
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	100	109
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	75	78
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2031	165	187
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	115	132
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2033	220	256
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2027	135	141
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	90	97
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	100	109
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	150	150
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	85	94
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	150	170
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	150	171
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	100	114
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	100	114
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	150	173
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	110	127
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2029	150	131
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2031	50	50
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2032	90	70
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2032	50	50
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	500	537
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.400%	10/1/2030	400	399
	New York NY GO	5.000%	8/1/2027	85	89
	New York NY GO	5.000%	8/1/2028	150	159
	New York NY GO	5.000%	8/1/2028	145	151
	New York NY GO	5.000%	8/1/2029	70	71
	New York NY GO	5.000%	8/1/2029	200	217
	New York NY GO	5.000%	10/1/2030	50	54
	New York NY GO	5.000%	8/1/2031	200	225
	New York NY GO	5.000%	10/1/2032	250	286
	New York NY GO	5.000%	12/1/2033	375	399
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	150	155
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	100	101
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	75	79
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	100	108
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	50	51
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	50	52
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	100	111
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	65	72
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2034	65	73
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2028	85	87
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2032	250	255
	New York State Dormitory Authority College & University Revenue (New School Project)	3.250%	7/1/2033	110	108
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	55	57
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2031	60	53
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/2029	125	136
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	100	112
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	100	106
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	100	110
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	100	112
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	100	114
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	100	116
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	150	170
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	4/1/2031	270	275
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	100	114
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	100	116
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	100	103
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	100	103
15

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	125	125
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	200	201
	New York State Housing Finance Agency Income Tax Revenue PUT	3.450%	12/15/2030	605	610
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	465	458
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/2027	200	200
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	215	215
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	210	210
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	95	95
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2028	295	295
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	100	100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	315	315
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	300	302
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	150	151
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2029	290	290
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	380	381
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	200	201
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.300%	5/1/2030	100	100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	100	101
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	11/1/2030	230	230
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	145	144
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	290	294
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	100	102
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2029	100	103
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2029	200	210
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2030	205	211
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2031	190	196
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2031	75	80
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2032	70	74
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2033	70	74
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2029	100	110
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2031	100	112
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	185	154
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	325	260
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	200	198
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/2032	235	236
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2030	50	55
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2030	220	226
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	100	98
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/2032	200	203
					24,352
North Carolina (0.9%)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	200	212
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue (International Paper Co. Project) PUT	3.450%	10/1/2031	100	101
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	3.450%	10/1/2031	50	50
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2030	100	110
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2031	50	54
[4]	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	100	114
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	1/15/2026	105	105
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	150	157
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/2030	150	150
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.750%	10/1/2033	110	108
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	325	357
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2027	560	562
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2030	60	60
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	240	245
	Wilmington Housing Authority Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2028	100	100
					2,485
North Dakota (0.1%)
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	85	87
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	55	58
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2056	100	110
					255
Ohio (3.2%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2030	100	110
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	200	221
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/2028	345	347
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2030	165	166
16

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	150	155
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	435	461
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	225	232
[1]	Cleveland State University College & University Revenue	5.000%	6/1/2031	100	111
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/2027	125	127
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/2029	95	95
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/2025	150	150
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	150	150
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	100	105
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	100	109
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	440	471
	Little Miami Local School District GO	5.000%	11/1/2031	490	491
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	50	52
	Muskingum County OH Health, Hospital, Nursing Home Revenue (Genesis Healthcare System Obligated Group Project)	5.000%	2/15/2033	50	50
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2029	50	53
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	150	152
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/2029	100	98
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	495	488
	Ohio GO, ETM	5.000%	8/1/2028	65	69
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2027	80	82
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2030	90	90
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	350	373
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	145	161
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2030	160	168
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2028	100	102
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2018 Project)	4.000%	12/1/2033	600	610
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2030	270	291
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	190	190
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	65	67
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	95	103
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	185	204
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Community Pendleton Project) PUT	3.400%	2/1/2028	100	100
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	95	94
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Nelson Park Apartments Project) PUT	5.000%	3/1/2028	200	208
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	100	101
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/2026	100	101
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2029	115	126
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	180	181
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	50	50
	Scioto County OH Health, Hospital, Nursing Home Revenue	3.000%	2/15/2031	60	59
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	155	156
	Summit County Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2029	100	98
	University of Akron College & University Revenue	5.000%	1/1/2027	210	210
	University of Akron College & University Revenue	5.000%	1/1/2029	200	200
	University of Akron College & University Revenue	5.000%	1/1/2030	100	108
[3,6]	University of Toledo College & University Revenue, 70% of SOFR + 0.900%	3.868%	6/1/2036	100	99
					8,795
Oklahoma (0.6%)
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2029	100	108
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2032	100	113
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2028	100	106
	Oklahoma Capitol Improvement Authority Lease Revenue (Capitol Repair Project)	5.000%	1/1/2030	80	83
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2030	100	106
	Oklahoma County Independent School District No. 12 Edmond GO	4.000%	8/1/2028	500	515
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2029	100	100
[2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/2032	100	112
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	4.000%	11/15/2027	290	289
[1]	University of Oklahoma College & University Revenue	5.000%	7/1/2030	115	127
	University of Oklahoma College & University Revenue	5.000%	7/1/2032	60	60
					1,719
Oregon (1.2%)
	Oregon (Article XI-M Seismic Projects) GO	5.000%	6/1/2031	155	160
	Oregon (Article Xi-Q State Project) GO	5.000%	5/1/2031	150	169
	Oregon GO	5.000%	5/1/2031	150	152
17

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2030	250	268
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2032	255	282
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/2050	85	86
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/2051	185	186
[4]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	5.500%	7/1/2055	290	316
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2055	100	112
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/2029	100	102
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	260	262
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2028	525	530
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	4.125%	11/15/2032	70	70
	Oregon State Lottery Revenue	5.000%	4/1/2029	100	108
	Oregon State Lottery Revenue	5.000%	4/1/2031	100	113
	Oregon Tri-County Metropolitan Transportation District Government Fund/Grant Revenue	5.000%	10/1/2028	200	210
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/2032	150	152
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2032	125	102
	Washington Clackamas & Yamhill Counties School District No. 88J GO	5.000%	6/15/2029	50	53
					3,433
Pennsylvania (4.7%)
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.920%	11/15/2047	970	960
	Allegheny County PA GO	4.000%	11/1/2034	105	108
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2027	50	51
	Borough of Lansdale PA GO	3.000%	12/1/2033	285	276
[2]	Brentwood PA School District GO	5.000%	5/15/2028	170	179
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	340	352
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/2029	105	102
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2032	75	75
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	100	105
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	60	63
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	405	426
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	250	261
	Commonwealth of Pennsylvania GO	5.000%	1/1/2028	55	56
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	125	133
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	100	111
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	200	226
	Commonwealth of Pennsylvania GO	5.000%	8/15/2032	100	115
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	75	76
[2]	Erie School District GO	5.000%	4/1/2029	50	53
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	125	128
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2027	695	706
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2030	160	171
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	4.125%	7/1/2027	50	50
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	4.250%	7/1/2029	125	124
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2030	130	141
	Lehigh County Authority Water Revenue	0.000%	12/1/2029	100	88
	Lycoming County Authority College & University Revenue (Aicup Financing Program – Lycoming College Project) PUT	4.750%	5/1/2026	150	151
	Monroe County PA IDA Tax Increment/Allocation Revenue (Tobyhanna Township Project)	5.000%	7/1/2031	100	103
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	150	159
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2032	300	321
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	3.000%	12/1/2030	70	67
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	200	207
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	285	293
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	3.000%	8/15/2033	105	102
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	150	160
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2030	100	109
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2032	50	55
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.920%	11/15/2047	100	100
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2028	70	70
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	55	55
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/2030	145	156
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.250%	11/1/2030	50	48
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2031	100	101
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2032	100	101
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2033	500	510
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	6/15/2029	90	97
18

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2052	90	88
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	100	103
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	165	174
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	100	110
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	155	176
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	100	115
[2]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2029	200	203
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	150	157
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	100	102
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	310	340
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2027	200	205
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2030	160	164
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/2028	85	86
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	50	51
	Philadelphia IDA College & University Revenue	5.000%	11/1/2027	250	259
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	110	112
	Philadelphia IDA Lease (Appropriation) Revenue (Cultural & Commercial Corridors Program)	5.000%	12/1/2031	225	225
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2030	135	140
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2026	145	148
[2,3,6]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	3.789%	9/1/2040	100	99
	School District of Philadelphia GO	5.000%	9/1/2027	100	104
	School District of Philadelphia GO	5.000%	9/1/2027	300	305
	School District of Philadelphia GO	5.000%	9/1/2029	310	314
	School District of Philadelphia GO	5.000%	9/1/2030	150	162
	School District of Philadelphia GO	5.000%	9/1/2032	150	158
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	100	100
[2]	Trinity Area School District GO	5.000%	11/1/2032	200	229
	Upper Providence Township PA GO	1.500%	5/1/2027	90	86
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2027	75	77
	Wilkes-Barre Finance Authority College & University Revenue	4.000%	11/1/2028	150	150
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/2031	215	215
					13,058
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	445	457
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	391	418
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	659	730
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	100	99
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	141	139
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	140	143
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	160	166
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	215	232
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	253	239
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	541	478
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	504	412
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	422	320
					3,833
Rhode Island (0.3%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2031	110	111
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	50	50
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue (Public Schools Revenue Bond Financing Program)	5.000%	5/15/2031	150	168
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2051	30	30
[5]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	10/1/2027	465	466
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/2029	100	101
					926
South Carolina (1.3%)
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	4.500%	9/1/2035	100	101
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	360	392
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/2031	1,155	1,260
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2031	100	113
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2030	150	157
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2030	100	105
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	55	58
[4]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.250%	12/1/2031	100	100
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	100	109
19

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	100	112
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2029	85	86
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2027	150	157
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2030	150	168
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2031	50	55
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2056	145	164
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (573 Meeting Street Project) PUT	3.000%	4/1/2027	75	75
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	4.000%	10/1/2031	280	280
					3,492
South Dakota (0.2%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	205	211
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	100	107
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	140	154
	South Dakota State Building Authority Lease (Appropriation) Revenue	4.000%	6/1/2028	125	129
					601
Tennessee (2.9%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	210	223
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	80	85
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (One Westside Phase 2B Project) PUT	2.950%	5/1/2029	100	100
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2027	280	280
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	165	172
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	700	769
	Kingsport Tennessee Industrial Development Board Local or Guaranteed Housing Revenue (Stonecrest Apartments Project) PUT	2.950%	9/1/2028	100	100
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	240	244
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	50	51
[6]	Knoxville Industrial Development Board Local or Guaranteed Housing Revenue (Maplehurst Park Apartments Project)	4.250%	11/1/2030	100	99
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Willow Place Project) PUT	3.750%	6/1/2026	100	100
	Memphis TN GO	4.000%	5/1/2032	105	108
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2028	70	73
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2026	100	100
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	580	621
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	175	177
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	350	354
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.000%	5/1/2030	75	81
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/2026	75	75
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.650%	7/1/2028	125	126
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.000%	7/1/2030	295	306
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	80	82
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	100	108
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	280	287
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2030	100	108
	Shelby County TN GO	5.000%	4/1/2027	140	145
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	560	572
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	1,195	1,275
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	285	309
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	175	178
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	40	41
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/2025	100	100
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.550%	7/1/2031	180	180
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	2.450%	7/1/2030	70	68
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2027	300	306
					8,003
Texas (9.4%)
[12]	Alamo Heights Independent School District GO PUT	3.000%	2/1/2026	150	150
[12]	Argyle Independent School District GO PUT	4.000%	8/15/2027	100	102
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2030	25	27
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2029	100	100
20

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2027	60	60
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2030	155	156
[12]	Austin Independent School District GO	5.000%	8/1/2028	100	107
	Austin TX GO	5.000%	9/1/2027	100	104
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/2027	115	115
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	375	402
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2033	150	151
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/2028	75	79
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2026	150	152
[12]	Crowley Independent School District GO	5.000%	2/1/2033	100	115
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2032	150	153
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	3/1/2026	50	50
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.050%	8/1/2028	115	115
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2026	500	503
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2027	235	241
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2033	50	50
[6]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/2028	115	115
[12]	Denton Independent School District GO PUT	4.000%	8/15/2030	100	106
[12]	Dickinson Independent School District GO PUT	3.100%	8/2/2027	100	100
[2]	El Paso County Hospital District GO	5.000%	2/15/2027	100	103
[2]	El Paso County Hospital District GO	5.000%	2/15/2030	100	108
	El Paso County Hospital District GO	4.000%	8/15/2032	155	155
[12]	Fairfield Independent School District GO	5.000%	8/15/2032	100	114
[12]	Forney Independent School District GO	5.000%	8/15/2031	100	112
[2]	Fort Bend County Municipal Utility District No. 35 GO	4.000%	9/1/2031	140	140
[12]	Fort Bend Independent School District GO PUT	3.800%	8/1/2028	100	102
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2026	200	201
	Garland TX GO	5.000%	2/15/2030	150	164
	Garland TX Water & Sewer System Water Revenue	5.000%	3/1/2027	125	129
	Garland TX Water & Sewer System Water Revenue	5.000%	3/1/2032	100	113
[2]	Georgetown TX Utility System Multiple Utility Revenue	5.000%	8/15/2028	285	303
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	65	68
[12]	Grand Prairie Independent School District GO	4.000%	2/15/2026	125	125
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	100	111
[12]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2030	100	110
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	100	109
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	100	106
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2029	50	50
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	410	456
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.070%	7/1/2049	125	125
	Harris County Flood Control District GO	5.000%	10/1/2031	100	109
	Harris County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	100	99
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	250	259
[1]	Harris County Municipal Utility District No. 71 GO	4.000%	9/1/2029	55	55
[1]	Harris County Municipal Utility District No. 82 GO	2.000%	10/1/2031	50	45
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2030	110	122
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/2032	50	38
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/2034	50	33
[12]	Hays Consolidated Independent School District GO	5.000%	2/15/2030	100	109
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2031	300	325
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.050%	2/1/2028	100	100
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2028	100	101
	Houston Independent School District GO PUT	5.000%	7/15/2028	390	410
[2]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2029	135	146
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2031	330	330
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2032	160	160
	Houston TX GO	5.000%	3/1/2030	100	107
	Houston TX GO	5.000%	3/1/2032	100	113
	Houston TX GO	5.000%	3/1/2033	100	114
[12]	Hutto Independent School District GO PUT	4.000%	8/1/2028	100	103
	Ingleside TX GO	5.000%	2/1/2030	120	131
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2028	245	248
	Irving TX GO	4.000%	9/15/2032	100	100
[12]	Katy Independent School District GO PUT	4.000%	8/15/2026	75	75
[12]	Kilgore Independent School District GO	5.000%	2/15/2027	125	129
[12]	Klein Independent School District GO	5.000%	8/1/2032	200	229
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	100	100
[12]	Leander Independent School District GO	0.000%	8/15/2029	100	90
[12]	Leander Independent School District GO	0.000%	8/15/2031	100	84
21

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	100	100
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2032	100	113
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	750	827
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	150	152
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2028	200	201
[7]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/2030	390	407
[12]	Navarro Independent School District GO PUT	4.000%	2/15/2028	165	169
[12]	New Caney Independent School District GO PUT	4.000%	8/15/2027	865	880
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.250%	7/1/2032	100	101
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/2027	80	83
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University Program)	5.000%	4/1/2030	150	151
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University Program)	4.000%	4/1/2032	200	200
	Nortex Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.875%	10/1/2027	100	99
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	345	371
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	100	111
[12]	North East TX Independent School District GO	5.000%	8/1/2031	100	113
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	100	54
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	125	113
[12]	Northside Independent School District GO PUT	3.000%	8/1/2026	85	85
[12]	Northside Independent School District GO PUT	2.000%	6/1/2027	240	236
[12]	Northside Independent School District GO PUT	3.550%	6/1/2028	155	156
[12]	Northwest Independent School District GO	4.000%	2/15/2027	30	30
[12]	Northwest Independent School District GO	5.000%	2/15/2031	100	112
	Odessa TX GO	5.000%	3/1/2027	205	210
	Pearland TX GO	5.000%	9/1/2031	125	139
	Pearland TX GO	5.000%	9/1/2032	100	113
	Pearland TX GO, Prere.	5.000%	3/1/2030	85	86
	Pearland TX Waterworks & Sewer System Water Revenue	4.000%	9/1/2026	50	50
[12]	Plainview Independent School District GO PUT	4.000%	8/15/2026	75	75
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/2030	140	155
	Potter County TX GO	3.000%	2/1/2028	145	145
[12]	Prosper Independent School District GO PUT	4.000%	8/15/2026	155	156
[12]	Round Rock Independent School District GO PUT	5.000%	8/1/2030	120	133
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	150	152
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/2025	475	474
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/2026	215	210
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	535	538
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	355	343
[4]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	180	180
[4]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	490	490
[12]	San Antonio TX Independent School District GO	5.000%	8/15/2028	85	91
[12]	Sinton Independent School District GO PUT	4.000%	8/15/2026	100	101
[12]	Spring Branch Independent School District GO	5.000%	2/1/2029	140	150
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.500%	2/1/2026	115	115
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	125	125
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	105	106
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	100	106
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	145	155
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2026	175	176
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	130	140
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	490	532
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	100	111
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	315	326
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/2028	230	232
[2]	Taylor TX Independent School District GO	0.000%	2/15/2026	55	54
[12]	Temple TX Independent School District GO	4.000%	2/1/2033	335	335
[12]	Texarkana Independent School District GO PUT	4.000%	8/15/2026	175	176
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/2029	180	197
	Texas GO	5.000%	4/1/2032	100	101
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2026	150	154
[3]	Texas Municipal Gas Acquisition & Supply Corp. II Natural Gas Revenue, 66% of TSFR3M + 0.863%	3.528%	9/15/2027	230	230
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	50	52
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	125	131
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2031	350	379
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2032	390	426
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	180	193
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue	5.000%	1/1/2030	55	58
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2033	215	230
22

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Transportation Commission GO PUT	0.650%	4/1/2026	250	247
	Texas Water Development Board Water Revenue	5.000%	8/1/2027	75	78
	Texas Water Development Board Water Revenue	5.000%	8/1/2029	125	130
	Texas Water Development Board Water Revenue	4.000%	10/15/2031	105	106
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	60	60
	THF Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.340%	2/1/2029	190	191
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/2027	340	340
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	250	252
	University of Houston College & University Revenue	5.000%	2/15/2027	50	52
	University of Houston College & University Revenue	4.000%	2/15/2028	175	175
[12]	Venus Independent School District GO	5.000%	8/15/2032	250	285
	Williamson County TX GO	5.000%	2/15/2029	50	54
					25,986
Utah (0.4%)
	Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project)	5.000%	9/1/2030	195	203
	Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project)	5.000%	9/1/2033	130	135
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	225	228
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	100	114
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	100	115
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.700%	8/1/2027	100	101
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	2.950%	4/1/2029	100	99
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2029	100	100
	Utah State University Local or Guaranteed Housing Revenue	5.000%	4/1/2027	110	113
					1,208
Vermont (0.1%)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2026	100	100
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	125	126
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	30	30
					256
Virgin Islands (0.2%)
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2029	100	106
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2030	300	321
					427
Virginia (0.6%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.400%	12/1/2025	150	150
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	150	165
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2029	100	100
	Franklin County VA IDA Intergovernmental Agreement Revenue	5.000%	10/15/2030	100	104
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	3.500%	12/1/2029	75	75
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Braywood Manor Apartments Project) PUT	5.000%	5/1/2026	100	101
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2031	100	106
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	100	101
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/2029	70	73
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2030	100	105
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.400%	6/1/2028	60	60
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	4/1/2029	100	98
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.900%	10/1/2029	100	98
[4]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.125%	4/1/2027	120	120
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2027	65	68
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2027	70	73
	Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	2/1/2033	40	40
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	95	96
					1,733
Washington (1.9%)
	Auburn School District No. 408 of King & Pierce Counties GO	4.000%	12/1/2033	350	352
	Energy Northwest Electric Power & Light Revenue	4.000%	7/1/2029	55	55
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	115	120
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/2028	210	211
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2027	100	105
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2031	100	114
	King County WA Sewer Revenue PUT	0.875%	1/1/2042	150	149
[3]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	3.450%	1/1/2040	430	426
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2032	80	82
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/2032	190	190
	University of Washington College & University Revenue PUT	4.000%	8/1/2027	200	202
	Washington GO	4.000%	7/1/2027	225	230
23

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	8/1/2031	75	76
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	100	101
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	55	58
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	200	219
[6]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	165	181
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	185	196
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	235	263
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	155	178
[2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	435	467
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	95	98
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	5.000%	5/1/2029	75	77
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2033	130	131
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2030	140	145
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2031	75	77
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2033	50	52
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2030	80	85
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2031	140	151
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2028	110	113
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/2035	233	227
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue PUT	2.700%	10/1/2027	100	99
					5,230
West Virginia (0.3%)
	West Virginia Economic Development Authority Electric Power & Light Revenue (Appalachian Power Co. - AMOS Project) PUT	3.700%	6/1/2028	100	102
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	200	202
	West Virginia Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/1/2026	50	50
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	80	84
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	180	184
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2033	100	110
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	100	103
	West Virginia University College & University Revenue (West Virginia University Project) PUT	5.000%	10/1/2029	60	64
					899
Wisconsin (2.3%)
	Madison WI Sewer System Sewer Revenue	4.000%	12/1/2031	100	100
	Milwaukee Redevelopment Authority Lease (Abatement) Revenue	5.000%	11/15/2029	250	254
	Milwaukee Redevelopment Authority Lease (Abatement) Revenue	5.000%	11/15/2032	240	244
	Milwaukee Redevelopment Authority Lease (Abatement) Revenue	5.000%	11/15/2033	130	132
	Milwaukee WI GO	5.000%	4/1/2026	120	121
	Milwaukee WI GO	3.000%	3/1/2031	60	59
	Milwaukee WI GO	4.000%	4/1/2031	85	86
	Milwaukee WI Sewerage System Sewer Revenue	4.000%	6/1/2027	200	201
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/2031	85	82
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/2033	205	195
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	160	160
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	470	480
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	125	129
[6]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2029	125	125
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	190	196
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	4.000%	10/1/2030	20	21
[6]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	85	83
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/2026	290	290
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	150	150
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2029	240	250
[6]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	50	52
	Racine Unified School District Miscellaneous Revenue	4.000%	4/1/2030	125	128
	Sheboygan Falls School District GO	4.000%	4/1/2028	100	100
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	820	903
	Waunakee Community School District GO	3.250%	4/1/2028	100	100
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/2032	50	51
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	100	108
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	250	270
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	50	52
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	100	112
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	150	164
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.250%	9/1/2055	100	111
24

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2025	25	25
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2026	140	140
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2027	270	270
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2028	100	100
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (The Intersect Project) PUT	5.000%	2/1/2027	350	358
					6,402
Total Tax-Exempt Municipal Bonds (Cost $267,756)					270,392
Taxable Municipal Bonds (0.0%)
Puerto Rico (0.0%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	118	75
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	25	17
Total Taxable Municipal Bonds (Cost $89)					92
				Shares
Temporary Cash Investments (1.2%)
Investment Company (1.2%)
[13]	Vanguard Municipal Low Duration Fund (Cost $3,244)	3.306%		324,348	3,244
Total Investments (99.3%) (Cost $271,089)					273,728
Other Assets and Liabilities—Net (0.7%)					1,965
Net Assets (100%)					275,693
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $2,761, representing 1.0% of net assets.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
10	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
11	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
12	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
13	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

See accompanying Notes, which are an integral part of the Financial Statements.
25

Short Duration Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $267,845)	270,484
Affiliated Issuers (Cost $3,244)	3,244
Total Investments in Securities	273,728
Investment in Vanguard	6
Receivables for Investment Securities Sold	400
Receivables for Accrued Income	3,290
Receivables for Capital Shares Issued	3,063
Total Assets	280,487
Liabilities
Payables for Investment Securities Purchased	4,781
Payables to Vanguard	13
Total Liabilities	4,794
Net Assets	275,693
At October 31, 2025, net assets consisted of:

Paid-in Capital	272,317
Total Distributable Earnings (Loss)	3,376
Net Assets	275,693

Net Assets
Applicable to 3,600,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	275,693
Net Asset Value Per Share	$76.58

See accompanying Notes, which are an integral part of the Financial Statements.
26

Short Duration Tax-Exempt Bond ETF
Statement of Operations

November 19, 2024[1] to October 31, 2025
($000)
Investment Income
Income
Interest[2]	3,919
Total Income	3,919
Expenses
The Vanguard Group—Note B
Investment Advisory Services	11
Management and Administrative	67
Marketing and Distribution	4
Custodian Fees	5
Auditing Fees	31
Shareholders’ Reports and Proxy Fees	21
Trustees’ Fees and Expenses	—
Professional Services	16
Total Expenses	155
Fees Waived/Expenses Reimbursed—Note C	(20)
Net Expenses	135
Net Investment Income	3,784
Realized Net Gain (Loss)
Investment Securities Sold[2]	3
Futures Contracts	(2)
Realized Net Gain (Loss)	1
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	2,639
Net Increase (Decrease) in Net Assets Resulting from Operations	6,424
1	Inception.
2	Interest income from an affiliated company of the fund was $62. There was no realized net gain (loss) or change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
27

Short Duration Tax-Exempt Bond ETF
Statement of Changes in Net Assets

November 19, 2024[1] to October 31, 2025
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,784
Realized Net Gain (Loss)	1
Change in Unrealized Appreciation (Depreciation)	2,639
Net Increase (Decrease) in Net Assets Resulting from Operations	6,424
Distributions
Total Distributions	(3,048)
Capital Share Transactions
Issued	272,318
Issued in Lieu of Cash Distributions	—
Redeemed	(1)
Net Increase (Decrease) from Capital Share Transactions	272,317
Total Increase (Decrease)	275,693
Net Assets
Beginning of Period	—
End of Period	275,693
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
28

Short Duration Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout the Period	November 19, 2024[1] to October 31, 2025
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	2.416
Net Realized and Unrealized Gain (Loss) on Investments	1.160
Total from Investment Operations	3.576
Distributions
Dividends from Net Investment Income	(1.996)
Distributions from Realized Capital Gains	—
Total Distributions	(1.996)
Net Asset Value, End of Period	$76.58
Total Return	4.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$276
Ratio of Total Expenses to Average Net Assets	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	3.35%[3]
Portfolio Turnover Rate	13%[4]
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
29

Short Duration Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard Short Duration Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchage, Inc; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts
During the period ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
The fund had no open futures contracts at October 31, 2025.
3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
30

Short Duration Tax-Exempt Bond ETF
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $6,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Pursuant to terms of an agreement with a third-party service provider applicable to newly launched funds, shareholder reporting expenses of $20,000 (0.02%, on an annualized basis, of the fund's average net assets) were contractually reduced during the period.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	270,392	—	270,392
Taxable Municipal Bonds	—	92	—	92
Temporary Cash Investments	3,244	—	—	3,244
Total	3,244	270,484	—	273,728
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	700
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	2,676
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	3,376
The tax character of distributions paid was as follows:
Period Ended October 31,
2025 Amount ($000)
Tax-Exempt Income	3,046
Ordinary Income*	2
Long-Term Capital Gains	—
Total	3,048
*	Includes short-term capital gains, if any.
31

Short Duration Tax-Exempt Bond ETF
As of October 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	271,052
Gross Unrealized Appreciation	2,827
Gross Unrealized Depreciation	(151)
Net Unrealized Appreciation (Depreciation)	2,676
F.	During the period ended October 31, 2025, the fund purchased $239,337,000 of investment securities and sold $11,339,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $39,233,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital shares issued and redeemed were:

November 19, 2024[1] to October 31, 2025
Shares (000)
Issued	3,600
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	3,600
1	Inception.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At October 31, 2025, one shareholder was the record or beneficial owner of 35% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
32

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Short Duration Tax-Exempt Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Short Duration Tax-Exempt Bond ETF (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period November 19, 2024 (inception) through October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period November 19, 2024 (inception) through October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
33

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
QV0390 122025
34

Financial Statements
For the period ended October 31, 2025
Vanguard Long-Term Tax-Exempt Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	47
Tax information	48

Long-Term Tax-Exempt Bond ETF
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.9%)
Alabama (0.3%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.250%	7/1/2047	70	74
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2040	125	126
	Auburn University College & University Revenue	4.000%	6/1/2041	10	10
	Decatur AL Waterworks & Sewer Water Revenue	4.000%	8/15/2050	25	23
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.000%	10/1/2056	20	19
	Jefferson County AL Sewer Revenue	5.250%	10/1/2044	10	11
	Jefferson County AL Sewer Revenue	5.250%	10/1/2049	55	57
	Jefferson County AL Sewer Revenue	5.500%	10/1/2053	120	126
					446
Alaska (0.0%)
	Anchorage AK Solid Waste Services Resource Recovery Revenue	5.250%	11/1/2062	50	52
Arizona (0.8%)
	Arizona Board of Regents College & University Revenue	4.000%	8/1/2044	25	24
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2050	50	53
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2054	25	26
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2051	10	9
	Arizona IDA Charter School Aid Revenue	5.250%	11/1/2053	10	10
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2054	60	61
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/2041	5	5
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2040	35	35
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2044	10	10
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2045	100	102
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2049	10	10
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2038	10	10
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2036	55	57
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2036	30	35
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2037	10	10
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/2039	40	41
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2043	50	54
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2048	65	69
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2050	100	104
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2053	150	160
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2055	100	108
					993
Arkansas (0.2%)
	Fayetteville School District No. 1 GO	2.750%	6/1/2046	85	62
	Fayetteville School District No. 1 GO	3.000%	6/1/2050	10	8
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/2047	20	20
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/2050	100	95
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.250%	8/1/2053	50	48
	Springdale School District No. 50 GO	3.000%	6/1/2047	105	83
					316
California (14.0%)
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2051	45	13
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	150	40
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/2037	0.000%	10/1/2048	50	29
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	70	71
[4]	Allan Hancock CA Joint Community College District GO, 5.600% coupon rate effective 8/1/2033	0.000%	8/1/2047	60	45
	Anaheim Union High School District GO	4.625%	8/1/2052	20	20
1

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2038	85	86
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	50	55
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	10	11
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2047	50	48
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/2054	35	26
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/2056	85	57
	Burbank Unified School District GO	5.000%	8/1/2054	30	32
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	25	30
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	35	41
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	115	134
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	30	34
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2048	5	5
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2049	75	86
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/2051	35	23
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2051	30	34
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2053	5	5
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2055	75	80
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2049	50	54
	California GO	4.000%	3/1/2036	95	99
	California GO	5.000%	8/1/2036	95	111
	California GO	5.000%	8/1/2036	90	107
	California GO	4.000%	10/1/2036	35	37
	California GO	2.000%	11/1/2036	20	17
	California GO	4.000%	11/1/2036	25	26
	California GO	5.000%	3/1/2037	50	59
	California GO	5.000%	8/1/2037	185	218
	California GO	4.000%	9/1/2037	50	50
	California GO	5.000%	9/1/2037	5	6
	California GO	5.000%	9/1/2037	50	58
	California GO	5.000%	10/1/2037	70	78
	California GO	4.000%	11/1/2037	25	26
	California GO	4.000%	3/1/2038	65	67
	California GO	4.000%	11/1/2038	15	15
	California GO	5.000%	8/1/2039	100	114
	California GO	5.000%	8/1/2041	125	142
	California GO	5.000%	8/1/2042	365	409
	California GO	5.000%	10/1/2042	25	27
	California GO	5.000%	11/1/2042	80	87
	California GO	5.000%	8/1/2043	15	17
	California GO	4.000%	9/1/2043	105	106
	California GO	5.000%	9/1/2043	80	88
	California GO	5.000%	8/1/2044	70	77
	California GO	4.000%	10/1/2044	50	49
	California GO	5.000%	3/1/2045	75	82
	California GO	5.000%	8/1/2045	60	66
	California GO	5.000%	8/1/2045	45	49
	California GO	5.250%	10/1/2045	25	27
[1]	California GO	5.000%	11/1/2045	100	109
	California GO	4.000%	8/1/2046	50	49
	California GO	2.375%	10/1/2046	25	18
	California GO	4.000%	9/1/2047	20	19
	California GO	3.625%	10/1/2047	25	22
	California GO	4.000%	11/1/2047	5	5
	California GO	5.000%	11/1/2047	20	21
	California GO	5.000%	3/1/2049	25	27
	California GO	4.000%	4/1/2049	50	48
	California GO	5.000%	10/1/2049	30	31
	California GO	2.500%	12/1/2049	5	3
	California GO	3.000%	12/1/2049	15	12
	California GO	2.500%	3/1/2050	5	3
	California GO	5.000%	8/1/2050	490	526
	California GO	5.250%	10/1/2050	35	38
	California GO	3.000%	11/1/2050	45	35
	California GO	2.375%	10/1/2051	100	66
	California GO	3.000%	4/1/2052	65	50
	California GO	4.000%	9/1/2052	10	10
	California GO	5.000%	9/1/2052	20	21
	California GO	5.250%	9/1/2053	50	54
	California GO	5.000%	3/1/2055	50	53
2

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.250%	8/1/2055	245	267
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	60	61
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2050	100	107
	California Infrastructure & Economic Development Bank College & University Revenue	4.500%	5/15/2055	65	65
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2049	25	26
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2039	40	42
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2040	10	10
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2042	80	81
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2043	100	101
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2045	45	45
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/2053	10	10
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2043	50	51
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2046	40	38
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2048	25	23
[3]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	100	30
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2038	20	23
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2039	65	74
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	90	98
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	40	43
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2049	50	53
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	60	70
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	55	63
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	4/1/2039	50	59
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2039	205	233
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	150	156
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2046	50	49
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2036	25	28
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2046	50	49
	California State University College & University Revenue	5.000%	11/1/2036	25	25
	California State University College & University Revenue	4.000%	11/1/2045	50	49
	California State University College & University Revenue	5.500%	11/1/2045	5	6
	California State University College & University Revenue	5.500%	11/1/2046	55	62
	California State University College & University Revenue	5.250%	11/1/2048	75	81
	California State University College & University Revenue	5.500%	11/1/2049	5	6
	California State University College & University Revenue	5.250%	11/1/2050	100	109
	California State University College & University Revenue	5.250%	11/1/2053	15	16
	California State University College & University Revenue	5.500%	11/1/2055	50	55
	California State University College & University Revenue	4.625%	11/1/2056	50	51
	California State University College & University Revenue	5.250%	11/1/2056	100	108
	Chabot-Las Positas Community College District GO	4.000%	8/1/2047	60	59
	Chino Valley Unified School District GO	4.000%	8/1/2045	40	39
	Chino Valley Unified School District GO	5.000%	8/1/2055	15	15
	Chino Valley Unified School District GO	5.000%	8/1/2055	50	53
	Clovis Unified School District GO	4.000%	8/1/2048	20	19
[3]	Coachella CA Valley Unified School District GO	0.000%	8/1/2043	55	25
	Coast Community College District GO	0.000%	8/1/2041	10	5
	Coast Community College District GO	0.000%	8/1/2043	20	9
	Desert Community College District GO	4.000%	8/1/2039	50	50
	Desert Community College District GO	4.000%	8/1/2051	65	62
	Desert Community College District GO	4.000%	8/1/2051	25	24
	Downey Unified School District GO	4.000%	8/1/2048	25	24
	Dublin Unified School District GO	4.250%	8/1/2053	45	45
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2049	25	27
	El Camino Community College District Foundation GO	0.000%	8/1/2038	50	32
[3]	El Monte Union High School District GO	0.000%	6/1/2042	10	5
	Elk Grove Unified School District GO	4.000%	8/1/2048	30	29
	Escondido Union High School District GO	0.000%	8/1/2051	40	13
[3]	Folsom Cordova Unified School District GO	4.000%	10/1/2044	50	50
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	25	23
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/2053	25	23
	Fresno Unified School District GO	4.000%	8/1/2046	50	48
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	25	24
[2]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2049	25	26
	Glendale CA Community College District GO	4.000%	8/1/2050	5	5
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/2047	25	24
[2]	Hayward Unified School District GO	4.000%	8/1/2043	40	40
[3]	Hayward Unified School District GO	4.000%	8/1/2050	25	24
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2046	25	25
[2]	Irvine CA Special Tax Revenue	4.000%	9/1/2058	25	23
3

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/2053	50	48
[2]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	4.000%	9/1/2058	15	14
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2047	5	5
	Long Beach Unified School District GO	4.000%	8/1/2050	50	48
	Long Beach Unified School District GO	4.000%	8/1/2053	25	24
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	65	75
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	150	156
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	45	47
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	95	105
	Los Angeles CA Unified School District GO	4.000%	7/1/2044	15	15
	Los Angeles CA Unified School District GO	4.000%	7/1/2044	50	50
	Los Angeles CA Unified School District GO	5.250%	7/1/2047	110	118
	Los Angeles CA Unified School District GO	5.250%	7/1/2048	35	38
	Los Angeles CA Unified School District GO	4.000%	7/1/2049	15	14
	Los Angeles CA Unified School District GO	5.000%	7/1/2049	100	107
	Los Angeles CA Unified School District GO	5.250%	7/1/2049	100	109
	Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/2047	85	87
	Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/2052	75	71
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2055	15	16
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2049	130	141
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	80	83
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	45	47
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	10	11
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2040	60	60
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2046	50	48
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/2050	20	15
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2050	100	109
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	35	35
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	125	132
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	40	38
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	70	73
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2048	5	5
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2051	15	16
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2055	100	108
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	35	39
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	85	95
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	75	83
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	100	111
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	50	53
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	60	64
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	75	79
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	50	53
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	50	53
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	70	70
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	30	31
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	50	53
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	40	42
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	30	31
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	80	82
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	40	41
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	50	52
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	190	198
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	95	102
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	100	107
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	100	112
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	85	91
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	25	27
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	65	72
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	20	22
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	35	37
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	60	62
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2050	85	87
	Montebello Unified School District GO	4.000%	8/1/2046	50	49
	Mount San Antonio Community College District GO	0.000%	8/1/2046	130	50
	Mount San Antonio Community College District GO	2.250%	8/1/2046	15	10
	Mount San Antonio Community College District GO	4.000%	8/1/2049	5	5
	Mount San Antonio Community College District GO	4.000%	8/1/2049	10	10
[3]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2038	80	48
[3]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2051	45	42
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	100	106
4

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orange County Municipal Water District Water Facilities Corp. Water Revenue	4.000%	8/15/2041	70	70
	Peralta Community College District GO	5.500%	8/1/2052	50	54
[3]	Perris CA Union High School District GO	4.000%	9/1/2048	60	58
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2042	30	15
	Poway Unified School District GO	0.000%	8/1/2046	55	22
[3]	Rialto Unified School District GO	0.000%	8/1/2036	30	20
	Rio Hondo CA Community College District GO	0.000%	8/1/2044	25	10
	Rio Hondo CA Community College District GO	5.250%	8/1/2055	115	125
	Riverside Community College District GO	4.000%	8/1/2054	25	23
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2047	5	5
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2049	40	30
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2037	100	104
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2038	15	16
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2039	25	26
	Riverside Unified School District GO	4.000%	8/1/2042	100	100
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/2054	15	14
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2049	5	5
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2054	70	74
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2054	50	54
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2050	90	94
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2053	65	69
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2054	15	16
[3]	San Bernardino City Unified School District GO	3.000%	8/1/2044	55	45
	San Bernardino Community College District GO	4.125%	8/1/2049	50	49
	San Bernardino Community College District GO	0.000%	8/1/2050	50	14
	San Diego CA Unified School District GO	0.000%	7/1/2038	90	58
	San Diego CA Unified School District GO	0.000%	7/1/2042	25	13
	San Diego CA Unified School District GO	0.000%	7/1/2045	50	22
	San Diego CA Unified School District GO	2.000%	7/1/2045	40	26
	San Diego CA Unified School District GO	4.000%	7/1/2045	20	20
	San Diego CA Unified School District GO	4.000%	7/1/2046	115	112
	San Diego CA Unified School District GO	5.000%	7/1/2046	50	54
	San Diego CA Unified School District GO	4.000%	7/1/2047	50	48
	San Diego CA Unified School District GO	5.000%	7/1/2047	100	108
	San Diego CA Unified School District GO	3.250%	7/1/2048	50	41
	San Diego CA Unified School District GO	0.000%	7/1/2049	25	9
	San Diego CA Unified School District GO	3.000%	7/1/2050	50	38
	San Diego CA Unified School District GO	4.000%	7/1/2050	25	24
	San Diego CA Unified School District GO	4.125%	7/1/2050	40	39
	San Diego CA Unified School District GO	4.000%	7/1/2053	50	48
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2040	25	27
	San Diego Community College District GO	5.000%	8/1/2042	5	6
	San Diego Community College District GO	5.000%	8/1/2044	50	55
	San Diego Community College District GO	5.000%	8/1/2045	25	27
	San Diego Community College District GO	4.000%	8/1/2050	40	39
	San Diego Community College District GO	5.000%	8/1/2055	100	107
	San Diego County CA COP	5.000%	10/1/2053	40	42
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2038	35	36
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	30	32
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	20	19
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	60	56
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2056	15	15
	San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/2052	35	37
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/2047	25	26
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2052	50	48
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2054	65	69
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	10/15/2055	50	54
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2046	50	52
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/2052	80	85
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2054	15	16
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2037	45	46
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	75	70
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	50	56
	San Francisco Bay Area Rapid Transit District GO	5.250%	8/1/2047	50	53
	San Francisco Bay Area Rapid Transit District GO	4.250%	8/1/2052	25	25
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2039	125	124
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	25	26
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	50	48
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2051	5	5
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	50	54
5

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2037	30	32
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2052	15	16
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2042	90	88
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2045	50	53
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2049	110	118
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2051	50	47
	San Jose Evergreen Community College District GO	4.000%	9/1/2045	65	65
	San Marcos Unified School District GO	5.250%	8/1/2050	125	137
	San Marcos Unified School District GO	5.250%	8/1/2055	25	27
[4]	San Mateo Foster City CA School District GO, 6.625% coupon rate effective 8/1/2026	0.000%	8/1/2042	10	11
[4]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/2028	0.000%	9/1/2041	10	11
	Santa Clara Unified School District GO	3.500%	7/1/2042	40	38
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2046	5	5
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2048	25	27
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2049	40	42
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2037	25	28
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2036	50	56
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2048	45	47
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	35	37
	Southwestern Community College District GO	4.000%	8/1/2047	25	24
	Sweetwater Union High School District GO	4.000%	8/1/2042	35	35
[3]	Twin Rivers Unified School District GO	0.000%	8/1/2041	50	25
	University of California College & University Revenue	5.000%	5/15/2037	160	183
	University of California College & University Revenue	5.000%	5/15/2037	30	35
	University of California College & University Revenue	5.000%	5/15/2037	35	41
	University of California College & University Revenue	5.000%	5/15/2039	55	63
	University of California College & University Revenue	4.000%	5/15/2040	30	31
	University of California College & University Revenue	5.000%	5/15/2040	50	57
	University of California College & University Revenue	5.000%	5/15/2040	15	17
	University of California College & University Revenue	5.250%	5/15/2040	5	6
	University of California College & University Revenue	5.000%	5/15/2041	5	6
	University of California College & University Revenue	5.000%	5/15/2042	80	89
	University of California College & University Revenue	5.000%	5/15/2042	80	89
	University of California College & University Revenue	5.000%	5/15/2043	100	104
	University of California College & University Revenue	5.000%	5/15/2043	40	44
	University of California College & University Revenue	4.000%	5/15/2047	60	58
	University of California College & University Revenue	5.000%	5/15/2048	50	51
	University of California College & University Revenue	5.000%	5/15/2052	125	131
	University of California College & University Revenue	5.000%	5/15/2053	25	27
	University of California College & University Revenue	5.250%	5/15/2055	60	65
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	105	105
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2041	10	10
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2046	90	87
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	75	79
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2047	100	96
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2048	100	102
	University of California College & University Revenue (Limited Project)	3.000%	5/15/2051	40	31
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2052	50	51
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2058	30	31
	Upland Unified School District GO	0.000%	8/1/2050	40	14
	Ventura Unified School District GO	5.250%	8/1/2055	50	53
[2]	Vista Unified School District GO	5.250%	8/1/2048	50	53
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2054	25	26
					18,254
Colorado (1.2%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2048	25	27
	Adams County School District No. 1 GO	5.250%	12/1/2040	35	35
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2038	25	27
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2041	50	57
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2042	90	101
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2044	55	61
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2043	45	45
	Aurora CO Water Revenue	2.250%	8/1/2051	15	9
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2043	20	22
[3]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/2049	15	16
6

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/2050	30	32
	Colorado COP	4.000%	12/15/2035	30	32
	Colorado COP	3.000%	12/15/2036	120	113
	Colorado COP	4.000%	12/15/2038	25	25
	Colorado COP	6.000%	12/15/2038	40	47
	Colorado COP	4.000%	12/15/2039	10	10
	Colorado COP	6.000%	12/15/2039	25	29
	Colorado COP	4.000%	12/15/2040	5	5
	Colorado COP	4.000%	3/15/2044	50	49
	Colorado COP	5.000%	11/1/2053	60	63
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/2047	105	106
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2046	10	10
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2048	25	27
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2052	5	5
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2055	40	43
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/2043	85	84
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2047	65	68
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/2053	75	79
	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/2046	10	9
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2051	15	14
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2040	5	3
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2041	15	8
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/2045	20	20
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	4.000%	12/1/2046	60	56
	Pueblo County CO (Jail Project) COP	4.500%	7/1/2046	25	25
	Pueblo County CO (Jail Project) COP	4.625%	7/1/2052	30	30
	Regional Transportation District Sales Tax Revenue	2.000%	11/1/2041	25	18
	University of Colorado College & University Revenue	4.000%	6/1/2043	90	88
	Weld County School District No. RE-4 GO	5.250%	12/1/2047	40	43
					1,541
Connecticut (0.8%)
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	4.000%	2/1/2038	90	93
	Connecticut GO	4.000%	1/15/2036	25	26
	Connecticut GO	4.000%	3/15/2036	55	55
	Connecticut GO	5.000%	8/15/2036	35	41
	Connecticut GO	5.000%	8/15/2037	50	58
	Connecticut GO	3.000%	1/15/2038	25	23
	Connecticut GO	5.000%	11/15/2038	100	114
	Connecticut GO	3.000%	1/15/2039	10	9
	Connecticut GO	5.000%	8/15/2040	70	79
	Connecticut GO	5.000%	8/15/2042	100	111
	Connecticut GO	5.000%	8/15/2045	90	97
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	10	10
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	45	47
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2037	30	31
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	20	22
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/2039	10	10
	Connecticut Special Tax Fuel Sales Tax Revenue	3.125%	5/1/2040	35	32
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2041	100	107
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	15	15
					980
District of Columbia (2.4%)
	District of Columbia College & University Revenue	5.000%	4/1/2036	100	102
	District of Columbia GO	5.000%	6/1/2036	80	82
	District of Columbia GO	5.000%	1/1/2041	85	92
	District of Columbia GO	5.000%	6/1/2043	45	46
	District of Columbia GO	5.000%	8/1/2043	85	92
	District of Columbia GO	5.000%	8/1/2044	10	11
	District of Columbia GO	5.250%	1/1/2048	25	27
	District of Columbia Income Tax Revenue	5.000%	7/1/2036	95	106
	District of Columbia Income Tax Revenue	5.000%	10/1/2036	60	69
	District of Columbia Income Tax Revenue	5.000%	12/1/2036	50	56
	District of Columbia Income Tax Revenue	4.000%	3/1/2037	70	72
	District of Columbia Income Tax Revenue	5.000%	5/1/2038	25	28
	District of Columbia Income Tax Revenue	5.000%	7/1/2038	75	82
	District of Columbia Income Tax Revenue	5.000%	6/1/2039	20	23
	District of Columbia Income Tax Revenue	5.000%	3/1/2040	75	79
	District of Columbia Income Tax Revenue	5.000%	5/1/2040	100	109
7

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Income Tax Revenue	5.000%	5/1/2041	15	16
	District of Columbia Income Tax Revenue	4.000%	3/1/2044	10	10
	District of Columbia Income Tax Revenue	5.000%	3/1/2044	50	52
	District of Columbia Income Tax Revenue	2.625%	3/1/2045	100	73
	District of Columbia Income Tax Revenue	4.000%	3/1/2045	15	15
	District of Columbia Income Tax Revenue	5.000%	7/1/2047	25	26
	District of Columbia Income Tax Revenue	5.000%	6/1/2050	10	11
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2035	40	47
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2036	25	25
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2039	20	20
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2042	70	76
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2044	5	5
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2049	35	36
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2052	25	25
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	185	108
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2044	25	23
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2047	35	35
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2049	95	85
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2052	35	31
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	2.750%	10/1/2053	30	19
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/2053	15	11
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	60	54
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	50	44
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2037	30	32
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2038	50	51
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2038	20	21
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2039	30	32
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2044	15	16
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	40	41
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2046	50	48
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/2047	25	24
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2051	50	54
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2053	100	105
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2054	25	26
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.375%	7/15/2056	50	49
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2056	25	26
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.375%	7/15/2059	50	49
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2059	45	48
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2060	35	36
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2036	140	144
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2037	65	67
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2042	300	305
					3,097
Florida (4.1%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/2042	10	10
	Broward County FL School District COP	5.000%	7/1/2036	115	129
	Broward County FL School District GO	5.000%	7/1/2047	15	15
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/2047	100	96
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	45	45
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2038	60	62
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2041	25	25
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2042	85	87
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2044	130	135
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2048	25	25
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2048	100	101
	Delray Beach FL Water & Sewer Water Revenue	5.250%	10/1/2055	65	70
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2054	15	16
[2]	Florida Board of Governors College & University Revenue	4.250%	10/1/2053	20	19
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2047	15	16
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2048	50	47
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2049	100	76
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2051	25	19
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2051	45	42
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2051	60	55
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2054	10	9
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2056	10	9
	Florida GO	4.000%	7/1/2043	75	75
	Florida GO	4.000%	7/1/2048	55	53
	Florida GO	5.000%	7/1/2050	55	59
8

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida GO	4.125%	7/1/2053	15	14
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/2048	20	14
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2050	50	44
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/2053	30	33
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/2053	30	33
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/2044	25	24
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/2049	25	24
	Fort Myers FL Utility System Water Revenue	5.250%	10/1/2053	105	112
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	4.000%	10/1/2052	15	14
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2037	5	5
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/2047	75	77
	Hillsborough County FL Utility Water Revenue	2.500%	8/1/2051	10	7
	Jacksonville FL General Fund Revenue	5.250%	10/1/2054	40	43
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2045	25	27
	JEA Water & Sewer System Water Revenue	5.500%	10/1/2054	70	76
	JEA Water & Sewer System Water Revenue	5.250%	10/1/2055	75	80
	Lee County School Board COP	4.000%	8/1/2046	40	38
	Manatee County FL Appropriations Revenue	5.250%	10/1/2048	95	102
	Miami Beach FL GO	4.000%	5/1/2044	50	49
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2040	40	40
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/2047	20	20
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.500%	1/1/2049	60	66
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2045	25	23
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2053	50	44
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2053	20	20
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2039	125	125
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2051	40	42
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.250%	10/1/2055	15	16
[3]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/2049	150	50
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/2039	30	30
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2048	55	57
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2051	25	26
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2039	25	25
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	100	106
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2047	20	21
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2049	100	92
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2049	25	26
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2051	60	62
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2052	90	93
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2037	50	51
	Miami-Dade County FL Water & Sewer System Water Revenue	3.125%	10/1/2039	50	46
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2040	100	88
	Miami-Dade County FL Water & Sewer System Water Revenue	3.375%	10/1/2047	30	25
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2048	80	74
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2048	5	5
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2049	35	27
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2049	125	114
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2049	25	26
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2051	30	22
	Miami-Dade County FL Water & Sewer System Water Revenue	5.250%	10/1/2054	65	69
	Miami-Dade County School Board GO	5.000%	3/15/2046	25	25
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2043	30	30
[3]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2049	20	19
[3]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	3.000%	10/1/2050	90	68
[3]	Orlando FL Miscellaneous Revenue	5.500%	11/1/2055	50	54
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2036	50	58
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2038	75	85
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2039	105	118
	Orlando Utilities Commission Electric Power & Light Revenue	2.375%	10/1/2046	55	36
	Orlando Utilities Commission Water Revenue	5.000%	10/1/2048	10	10
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2049	30	30
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/2054	60	53
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/2044	35	34
	Peace River Manasota Regional Water Supply Authority Water Revenue	5.250%	10/1/2050	100	107
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/2045	65	55
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/2036	25	25
	Seminole County FL Special Obligation Revenue	5.000%	10/1/2052	50	52
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/2039	75	84
	Tampa Bay Water Revenue	5.000%	10/1/2049	35	37
	Tampa Bay Water Revenue	5.000%	10/1/2052	45	47
9

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa Bay Water Revenue	5.250%	10/1/2054	15	16
	Tampa FL College & University Revenue (The University of Tampa Project)	4.000%	4/1/2050	40	36
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2045	100	38
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2049	15	5
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2050	100	104
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2054	100	103
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2054	115	122
	Tampa FL Water & Wastewater System Water Revenue	5.250%	10/1/2057	80	85
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/2047	60	61
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/2048	50	51
					5,290
Georgia (1.0%)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2049	50	53
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2053	75	78
	Atlanta GA Water & Wastewater Water Revenue	3.500%	11/1/2043	10	9
[3]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/2042	30	27
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2052	55	57
	Fulton County GA Water & Sewerage Water Revenue	2.375%	1/1/2044	15	11
	Georgia GO	3.000%	2/1/2037	75	73
[3]	Georgia Municipal Electric Authority Electric Power & Light Revenue	4.125%	1/1/2049	40	38
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2060	20	20
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2060	25	25
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2048	55	55
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2052	50	51
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2056	20	20
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2059	100	100
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2062	10	10
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2063	35	35
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2064	10	10
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	60	64
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2046	45	44
	Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/2051	40	27
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	110	104
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2052	65	61
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/2052	50	53
	Gwinnett County School District GO	4.000%	2/1/2037	35	36
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/2039	40	37
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.250%	7/1/2050	75	81
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2055	25	26
	Private Colleges & Universities Authority College & University Revenue	4.000%	10/1/2038	25	25
	Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/2039	10	10
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2042	20	22
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2045	10	11
					1,273
Hawaii (0.1%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2049	25	27
	Hawaii GO	4.000%	5/1/2036	45	45
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2038	15	15
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2042	50	49
	Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/2053	10	11
					147
Idaho (0.2%)
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2048	25	27
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2049	55	59
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/2047	65	68
	Idaho Housing & Finance Association Sales Tax Revenue	5.250%	8/15/2048	45	48
					202
Illinois (5.7%)
	Chicago IL GO	4.000%	1/1/2036	75	72
	Chicago IL GO	5.000%	1/1/2039	70	71
	Chicago IL GO	5.000%	1/1/2040	25	25
	Chicago IL GO	5.500%	1/1/2041	10	10
	Chicago IL GO	5.000%	1/1/2042	25	25
	Chicago IL GO	5.000%	1/1/2043	25	25
	Chicago IL GO	5.000%	1/1/2044	100	95
	Chicago IL GO	5.000%	1/1/2044	30	29
	Chicago IL GO	5.500%	1/1/2049	50	49
	Chicago IL GO	6.000%	1/1/2050	35	37
10

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2048	55	58
[3]	Chicago IL Wastewater Transmission Sewer Revenue	4.000%	1/1/2052	25	23
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2058	5	5
[3]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2048	50	52
[3]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2053	25	26
[3]	Chicago IL Waterworks Water Revenue	5.500%	11/1/2062	5	5
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2046	100	100
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	50	50
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	20	20
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	70	73
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	100	100
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	100	102
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	25	26
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	50	50
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2042	30	30
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2044	75	71
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/2047	30	29
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2047	100	101
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	135	137
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2052	100	100
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2053	45	41
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2053	15	15
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2053	45	47
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/2056	40	38
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2045	100	103
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2046	90	90
[2]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2046	100	104
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2049	65	67
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2051	100	100
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2057	75	76
	Cook County IL Sales Tax Revenue	5.250%	11/15/2045	140	149
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2036	25	25
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2039	45	44
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2036	25	29
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2038	50	57
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2038	65	65
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2039	75	84
	Illinois Finance Authority College & University Revenue	4.000%	4/1/2050	70	64
	Illinois Finance Authority College & University Revenue	5.250%	5/15/2054	35	37
	Illinois Finance Authority Water Revenue	5.000%	7/1/2041	90	99
	Illinois GO	5.000%	7/1/2036	40	44
	Illinois GO	5.000%	10/1/2036	85	94
	Illinois GO	5.250%	10/1/2036	60	66
	Illinois GO	5.000%	5/1/2037	5	6
	Illinois GO	4.000%	7/1/2037	20	20
	Illinois GO	4.000%	3/1/2038	30	30
	Illinois GO	5.250%	5/1/2038	50	54
	Illinois GO	5.000%	10/1/2038	20	22
	Illinois GO	4.000%	3/1/2039	125	123
	Illinois GO	5.250%	5/1/2039	50	54
	Illinois GO	4.000%	10/1/2039	50	49
	Illinois GO	5.000%	12/1/2039	30	32
	Illinois GO	4.000%	3/1/2040	50	48
	Illinois GO	4.000%	10/1/2040	50	48
	Illinois GO	4.000%	10/1/2040	30	29
	Illinois GO	5.000%	1/1/2041	25	25
	Illinois GO	5.000%	5/1/2041	50	53
	Illinois GO	4.000%	10/1/2041	100	95
	Illinois GO	5.500%	3/1/2042	175	189
	Illinois GO	5.250%	5/1/2043	20	21
	Illinois GO	5.250%	5/1/2043	25	27
	Illinois GO	5.000%	12/1/2044	15	16
	Illinois GO	5.000%	12/1/2045	25	26
	Illinois GO	5.000%	3/1/2046	40	41
	Illinois GO	5.250%	5/1/2047	100	104
	Illinois GO	5.500%	5/1/2047	25	26
	Illinois GO	5.000%	12/1/2047	80	82
	Illinois GO	4.000%	10/1/2048	45	40
	Illinois GO	5.000%	12/1/2048	75	77
	Illinois Sales Tax Revenue	5.000%	6/15/2037	10	11
11

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Sales Tax Revenue	5.000%	6/15/2038	65	72
	Illinois Sales Tax Revenue	5.000%	6/15/2039	90	99
	Illinois Sales Tax Revenue	5.000%	6/15/2040	60	65
	Illinois Sales Tax Revenue	5.000%	6/15/2042	30	32
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	50	50
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	40	46
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	30	30
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2038	105	118
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	35	35
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	70	70
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	100	101
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	45	47
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2042	65	63
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	10	10
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2043	95	102
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2044	55	52
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	85	87
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	50	53
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	200	207
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	30	32
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	120	111
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2046	65	67
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2042	55	56
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	50	47
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2047	110	40
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2052	35	10
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2053	25	25
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2054	100	24
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2056	75	17
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2057	40	40
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2050	120	104
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2050	65	65
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2041	40	20
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2050	10	3
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2051	75	21
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/2035	65	78
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2039	75	84
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2041	95	104
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2042	70	76
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2045	85	85
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2041	50	50
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	45	47
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	50	53
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	50	57
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	75	85
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2038	25	25
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2040	10	10
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2044	50	51
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2048	50	45
[3]	University of Illinois College & University Revenue	4.000%	4/1/2043	10	10
					7,363
Indiana (0.5%)
[2]	Fishers Town Hall Building Corp. Lease (Abatement) Revenue	5.625%	7/15/2053	90	100
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/2036	5	5
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2036	5	5
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2038	30	32
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2037	5	5
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/2042	25	25
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2042	135	136
[3]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2043	90	97
[2]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2053	20	21
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	4.000%	2/1/2044	25	24
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	3.840%	2/1/2054	35	32
[1]	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2040	30	33
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Pilot Infrastructure Project)	5.000%	1/1/2040	10	10
	Northern Indiana Commuter Transportation District Transit Revenue	5.250%	1/1/2049	25	27
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2054	75	78
					630
12

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kansas (0.1%)
[3]	Ellis County Unified School District No. 489 Hays GO	4.000%	9/1/2052	35	32
	Kansas Development Finance Authority College & University Revenue	4.500%	9/1/2054	50	50
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2050	10	11
					93
Kentucky (0.7%)
	Commonwealth of Kentucky (State Office Building Project) COP	4.000%	4/15/2048	75	71
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue	4.000%	9/1/2048	25	23
[5]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/2039	60	60
[5]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2042	50	50
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2037	5	6
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2040	80	88
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2041	70	77
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2037	75	86
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2045	5	5
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2045	60	64
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2046	80	64
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	2.375%	5/15/2050	30	19
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2051	30	31
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2041	130	114
[3]	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2046	85	68
[2]	Scott County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	9/1/2045	10	10
	University of Kentucky College & University Revenue	4.000%	4/1/2044	70	68
	University of Kentucky College & University Revenue	4.125%	10/1/2054	10	9
					913
Louisiana (0.3%)
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2039	95	106
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/2040	10	10
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2037	30	31
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/2052	65	67
	Louisiana Public Facilities Authority College & University Revenue (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project)	4.000%	1/1/2056	20	17
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	4/1/2045	105	108
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.250%	7/1/2053	50	52
					391
Maine (0.0%)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.250%	10/1/2054	15	16
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2045	50	48
					64
Maryland (0.8%)
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/2049	150	153
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2046	80	81
	Baltimore MD Water Revenue (Water Projects)	4.000%	7/1/2049	55	51
	Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/2036	55	47
[3]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.000%	7/1/2054	50	51
[3]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.250%	7/1/2064	50	51
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	6.000%	7/1/2058	10	11
	Maryland GO	4.000%	8/1/2036	5	5
	Maryland GO	5.000%	6/1/2037	50	57
	Maryland GO	5.000%	6/1/2038	50	58
	Maryland GO	5.000%	6/1/2038	80	91
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2049	10	9
	Maryland Stadium Authority Appropriations Revenue	2.750%	6/1/2051	60	41
	Maryland Stadium Authority Appropriations Revenue	5.250%	6/1/2051	10	11
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2052	30	28
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2050	30	33
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/2046	125	131
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2040	25	28
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/2050	60	56
					993
Massachusetts (4.7%)
	Commonwealth of Massachusetts GO	3.000%	11/1/2035	25	24
	Commonwealth of Massachusetts GO	5.000%	1/1/2036	25	29
	Commonwealth of Massachusetts GO	5.000%	3/1/2036	35	40
13

Long-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth of Massachusetts GO	5.000%	5/1/2036	25	29
Commonwealth of Massachusetts GO	5.000%	1/1/2037	35	40
Commonwealth of Massachusetts GO	5.000%	4/1/2037	25	26
Commonwealth of Massachusetts GO	5.000%	6/1/2037	200	233
Commonwealth of Massachusetts GO	4.000%	9/1/2037	45	45
Commonwealth of Massachusetts GO	5.000%	11/1/2037	50	57
Commonwealth of Massachusetts GO	5.000%	12/1/2037	5	5
Commonwealth of Massachusetts GO	5.000%	1/1/2038	60	63
Commonwealth of Massachusetts GO	5.000%	5/1/2038	55	62
Commonwealth of Massachusetts GO	5.000%	3/1/2039	50	56
Commonwealth of Massachusetts GO	5.000%	6/1/2039	75	86
Commonwealth of Massachusetts GO	5.000%	3/1/2040	45	50
Commonwealth of Massachusetts GO	5.000%	5/1/2040	10	10
Commonwealth of Massachusetts GO	3.250%	9/1/2040	40	37
Commonwealth of Massachusetts GO	5.000%	10/1/2040	40	44
Commonwealth of Massachusetts GO	3.000%	11/1/2040	10	9
Commonwealth of Massachusetts GO	4.000%	2/1/2041	65	65
Commonwealth of Massachusetts GO	4.000%	9/1/2041	50	50
Commonwealth of Massachusetts GO	4.000%	9/1/2042	50	49
Commonwealth of Massachusetts GO	4.000%	2/1/2043	25	24
Commonwealth of Massachusetts GO	5.000%	11/1/2043	70	71
Commonwealth of Massachusetts GO	5.000%	12/1/2043	100	109
Commonwealth of Massachusetts GO	3.000%	4/1/2044	75	61
Commonwealth of Massachusetts GO	4.000%	9/1/2044	85	81
Commonwealth of Massachusetts GO	4.000%	12/1/2044	50	48
Commonwealth of Massachusetts GO	5.000%	7/1/2045	5	5
Commonwealth of Massachusetts GO	4.000%	4/1/2046	15	14
Commonwealth of Massachusetts GO	2.375%	9/1/2046	15	10
Commonwealth of Massachusetts GO	3.000%	9/1/2046	65	51
Commonwealth of Massachusetts GO	5.000%	10/1/2046	20	21
Commonwealth of Massachusetts GO	3.000%	4/1/2047	45	35
Commonwealth of Massachusetts GO	5.000%	4/1/2047	25	25
Commonwealth of Massachusetts GO	5.000%	5/1/2047	10	10
Commonwealth of Massachusetts GO	2.375%	9/1/2047	20	14
Commonwealth of Massachusetts GO	5.250%	10/1/2047	70	75
Commonwealth of Massachusetts GO	3.000%	2/1/2048	50	39
Commonwealth of Massachusetts GO	5.000%	7/1/2048	10	10
Commonwealth of Massachusetts GO	5.000%	11/1/2048	75	79
Commonwealth of Massachusetts GO	5.000%	12/1/2048	25	26
Commonwealth of Massachusetts GO	5.000%	1/1/2049	5	5
Commonwealth of Massachusetts GO	5.000%	1/1/2049	25	26
Commonwealth of Massachusetts GO	3.000%	3/1/2049	25	19
Commonwealth of Massachusetts GO	5.000%	6/1/2049	100	106
Commonwealth of Massachusetts GO	2.750%	3/1/2050	170	124
Commonwealth of Massachusetts GO	2.000%	4/1/2050	60	37
Commonwealth of Massachusetts GO	5.000%	4/1/2050	125	132
Commonwealth of Massachusetts GO	5.000%	10/1/2050	35	37
Commonwealth of Massachusetts GO	2.125%	4/1/2051	50	31
Commonwealth of Massachusetts GO	5.000%	8/1/2051	25	26
Commonwealth of Massachusetts GO	5.000%	9/1/2051	50	52
Commonwealth of Massachusetts GO	5.000%	8/1/2052	100	106
Commonwealth of Massachusetts GO	5.250%	10/1/2052	10	11
Commonwealth of Massachusetts GO	5.000%	11/1/2052	95	99
Commonwealth of Massachusetts GO	5.000%	5/1/2053	35	36
Commonwealth of Massachusetts GO	5.000%	10/1/2053	45	47
Commonwealth of Massachusetts GO	5.000%	1/1/2054	130	136
Commonwealth of Massachusetts GO	5.000%	5/1/2054	65	68
Commonwealth of Massachusetts GO	5.000%	8/1/2054	155	162
Commonwealth of Massachusetts GO	5.000%	12/1/2054	100	105
Commonwealth of Massachusetts GO	5.000%	4/1/2055	50	53
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2045	5	5
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/2046	75	72
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2047	100	101
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2049	40	41
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/2050	50	48
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2050	45	47
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2052	100	104
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	30	32
14

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2054	25	26
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2055	15	16
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2052	15	16
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	5	6
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	35	40
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	25	27
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	50	53
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2050	75	79
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2051	45	42
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2052	80	86
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2053	65	61
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2053	55	59
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.750%	7/1/2055	15	15
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2055	100	108
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	55	61
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2038	25	28
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	35	39
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	75	89
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2040	70	77
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2042	85	85
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2044	55	58
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	35	34
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	30	29
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	5	5
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2046	100	100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2047	45	44
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	70	74
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	40	42
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	50	57
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2059	50	51
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	25	29
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2055	30	31
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2065	25	26
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	30	30
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2036	100	117
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2037	25	30
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2041	50	55
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/2043	55	53
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2044	25	26
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/2045	5	5
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/2046	10	10
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2048	35	36
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2050	60	65
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2050	55	42
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2050	50	52
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/2036	30	30
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/2040	25	25
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2043	10	10
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2045	55	53
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2046	10	10
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2052	25	26
					6,053
Michigan (1.5%)
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.500%	7/1/2052	100	107
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2036	95	96
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2046	75	75
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2052	5	5
	Great Lakes Water Authority Water Supply System Water Revenue	5.500%	7/1/2055	25	27
[6]	L'Anse Creuse Public Schools GO	5.000%	5/1/2049	65	69
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2044	50	52
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2049	20	21
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2054	60	63
	Lansing Board of Water & Light Multiple Utility Revenue	5.250%	7/1/2054	25	27
[3]	Lansing MI GO	4.125%	6/1/2048	30	29
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2055	10	9
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/2048	35	32
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/2045	45	36
15

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	4.000%	10/15/2049	90	85
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2041	5	5
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/2047	40	38
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/2052	10	9
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/2057	110	116
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	4/15/2060	100	107
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/2046	70	67
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.250%	4/15/2059	50	53
	Michigan State University College & University Revenue	4.000%	2/15/2044	25	24
	Michigan State University College & University Revenue	5.250%	8/15/2054	60	64
	Michigan State University College & University Revenue	5.000%	2/15/2055	50	53
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	85	87
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2039	65	66
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2041	50	50
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2044	45	43
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2045	50	48
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2045	10	10
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2046	10	10
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2040	35	39
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2041	75	82
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2042	45	49
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2046	25	26
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.250%	11/15/2049	15	16
[6]	Troy MI School District GO	5.000%	5/1/2047	25	26
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2040	25	25
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2045	50	50
	Wayne State University College & University Revenue	4.000%	11/15/2048	50	47
					1,943
Minnesota (0.1%)
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.250%	1/1/2052	40	38
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2052	25	26
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.000%	1/1/2054	25	23
	Minnesota GO	5.000%	8/1/2037	30	35
	Minnesota GO	4.000%	9/1/2038	55	57
	Minnesota Higher Education Facilities Authority College & University Revenue	4.125%	10/1/2053	10	9
					188
Mississippi (0.1%)
	Mississippi GO	4.000%	11/1/2038	65	65
Missouri (0.2%)
	Jackson County MO Special Obligation Revenue	4.375%	12/1/2058	55	53
	Jackson County MO Special Obligation Revenue	5.250%	12/1/2058	95	100
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	4.250%	12/1/2053	90	86
	Metropolitan St. Louis Sewer District Sewer Revenue	5.250%	5/1/2052	50	53
					292
Nebraska (0.5%)
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	40	41
	Omaha Public Power District Electric Power & Light Revenue	4.250%	2/1/2047	5	5
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2048	10	10
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/2049	50	54
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2050	125	135
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/2054	100	108
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2055	50	54
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2049	200	200
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/2062	55	50
					657
Nevada (0.7%)
	Clark County NV GO	5.000%	5/1/2048	40	41
	Clark County School District GO	5.000%	6/15/2042	50	55
	Clark County Water Reclamation District GO	5.000%	7/1/2049	45	47
	Clark County Water Reclamation District GO	5.000%	7/1/2053	5	5
	Henderson NV GO	4.000%	6/1/2050	85	80
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	100	102
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/2049	100	92
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2049	55	57
	Las Vegas Valley Water District GO	5.000%	6/1/2038	50	57
	Las Vegas Valley Water District GO	5.000%	6/1/2039	50	56
	Las Vegas Valley Water District GO	5.000%	6/1/2041	80	81
16

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Valley Water District GO	5.250%	6/1/2050	55	60
	Las Vegas Valley Water District GO	4.000%	6/1/2051	25	24
	Las Vegas Valley Water District GO	5.250%	6/1/2055	75	80
[3]	Reno NV Sales Tax Revenue	4.000%	6/1/2058	30	27
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/2042	50	52
					916
New Hampshire (0.0%)
[3]	Manchester NH Sewer Revenue	5.250%	6/1/2054	15	16
New Jersey (2.8%)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2048	55	56
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2044	70	68
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2052	30	31
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	110	113
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2036	55	64
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2050	40	29
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/2053	75	72
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	135	95
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	160	113
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	115	73
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2037	25	25
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	170	103
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/2038	55	56
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2039	20	20
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	10	5
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/2044	25	25
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	75	84
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2039	70	77
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	35	37
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	120	120
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/2050	25	19
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	15	14
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2050	70	74
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	10	10
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	50	51
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/2039	45	42
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2039	15	15
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2044	10	10
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2044	165	169
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	50	48
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2045	25	26
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/2046	25	21
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	10	7
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	55	50
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	40	36
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2036	20	23
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	10	11
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	160	181
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	215	245
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	50	51
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2042	25	25
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	25	27
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2042	50	55
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2037	100	115
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2039	5	6
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	50	55
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	50	55
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2043	40	43
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	40	43
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	100	107
17

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2050	45	47
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	35	37
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2055	130	135
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	40	42
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	40	24
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	55	32
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	90	96
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2046	125	132
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2048	15	14
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2048	50	51
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2049	25	27
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2051	25	24
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2052	100	106
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2055	35	38
					3,705
New York (27.1%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2053	140	148
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.250%	7/1/2052	15	15
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2036	50	50
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	35	38
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	60	61
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	50	52
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	55	56
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	100	101
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	25	27
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	25	25
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	85	85
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	40	40
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	50	51
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2042	10	10
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	135	129
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	40	38
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	110	84
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2048	50	46
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	50	46
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	25	23
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	30	22
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	10	7
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2050	30	28
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2050	100	103
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2063	50	52
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2051	15	16
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2036	10	11
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2037	5	5
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2040	15	16
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	25	24
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	10	10
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	135	129
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	140	135
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	30	29
	Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/2051	85	59
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2036	65	66
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2037	20	20
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2042	20	20
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	240	244
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	155	150
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	60	59
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2045	15	15
[3]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2047	105	99
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	25	26
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2048	50	52
[3]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	50	52
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	30	31
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2036	80	81
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2041	65	72
18

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	25	27
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	95	102
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	40	42
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	40	40
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	30	30
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	35	35
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	100	105
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2049	20	21
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2049	60	63
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2050	20	19
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	5	5
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2052	30	28
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	50	46
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2054	45	48
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/2036	75	68
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2036	100	100
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	15	15
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	25	25
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2039	10	6
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2040	95	49
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	60	65
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/2041	25	21
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	90	88
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	50	50
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	60	65
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	100	96
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	35	32
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	25	23
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	10	9
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	25	22
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	105	97
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/2045	60	60
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2046	25	18
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	25	22
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	45	40
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	15	14
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	25	26
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	20	18
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	100	90
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2049	70	74
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	45	41
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	35	31
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2050	25	25
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2052	15	13
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2052	25	25
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2053	50	44
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	75	77
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	50	53
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2056	55	55
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2056	80	80
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2056	35	35
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2057	60	60
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2050	80	73
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2053	10	10
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/2051	115	115
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/2056	85	85
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2035	85	91
	Nassau County NY GO	4.125%	4/1/2047	20	19
	Nassau County NY GO	5.000%	4/1/2049	50	53
	Nassau County NY GO	4.000%	4/1/2054	75	69
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	40	33
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	50	46
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2040	45	40
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	70	67
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	45	34
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	75	55
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	120	143
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	10	12
19

Long-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	25	30
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2037	20	19
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	75	75
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	55	56
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	50	50
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2040	15	14
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	50	53
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	45	47
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	125	132
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	45	45
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	70	74
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	90	95
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	50	50
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	60	65
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2044	100	96
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	15	16
New York City Municipal Water Finance Authority Water Revenue	3.375%	6/15/2045	30	26
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	40	38
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	60	63
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	75	72
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	100	96
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	65	66
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	35	37
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/2047	15	13
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2047	50	49
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	25	26
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	35	37
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	75	80
New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/2048	80	70
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	30	30
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	40	41
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	25	26
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	25	26
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	20	19
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	25	23
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	25	23
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	100	103
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	60	63
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	20	15
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	70	66
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	40	37
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	25	23
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	60	62
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	80	75
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2051	50	53
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2052	80	74
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2052	115	119
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	85	90
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2053	50	52
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	50	53
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	50	53
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	85	90
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	135	144
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	50	54
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2036	110	111
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	65	68
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2037	45	46
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2038	75	75
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2042	60	58
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2044	110	103
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2040	90	90
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	125	129
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2045	90	85
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2045	100	103
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	200	207
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2046	35	34
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/2047	40	34
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.625%	7/15/2047	75	66
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	70	82
20

Long-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	40	47
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2036	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	40	43
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	75	84
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	55	62
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	75	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	60	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2037	100	93
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	115	120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	65	69
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	110	113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	15	17
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	100	102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	25	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	65	68
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	65	72
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	85	96
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	5	6
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	100	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	60	67
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	50	57
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	50	57
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	45	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2039	40	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	200	218
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	60	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	95	100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	35	39
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	65	73
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	125	140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/2039	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	85	86
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	100	112
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	75	83
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	45	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	45	47
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	85	93
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	25	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2040	65	72
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	95	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	85	85
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	50	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	50	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	50	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2042	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	35	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	15	15
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2042	50	42
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	170	168
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2042	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	50	49
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	100	109
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	80	78
21

Long-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	60	58
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	45	44
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	40	43
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2043	45	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2043	25	24
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	100	108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	30	31
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	40	43
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	80	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	50	53
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2044	100	96
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2044	15	14
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	110	118
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	40	43
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2045	25	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	100	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	115	120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	80	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	40	43
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2046	100	94
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2046	25	19
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2046	35	33
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	125	130
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	65	69
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	100	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	75	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2048	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	55	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	50	47
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2049	65	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2049	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2049	100	105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2049	125	134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	70	74
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	40	42
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.250%	2/1/2051	30	19
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	40	30
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	35	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	25	23
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	45	42
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2051	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2051	30	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2051	40	42
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2051	80	85
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2052	35	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2052	90	97
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2053	35	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2053	40	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.375%	5/1/2053	30	30
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2053	15	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2053	40	42
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.250%	5/1/2054	75	73
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	50	53
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	60	64
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2040	95	95
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/2045	45	43
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2054	25	6
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/2041	95	73
New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	60	51
New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/2043	95	93
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	120	90
New York NY GO	5.000%	12/1/2035	75	76
New York NY GO	5.000%	4/1/2036	15	16
New York NY GO	5.000%	8/1/2036	35	39
22

Long-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/2036	40	45
New York NY GO	4.000%	8/1/2037	25	25
New York NY GO	5.000%	8/1/2037	10	10
New York NY GO	5.000%	10/1/2037	15	15
New York NY GO	5.000%	12/1/2037	30	32
New York NY GO	5.000%	12/1/2037	20	20
New York NY GO	4.000%	3/1/2038	50	51
New York NY GO	5.000%	3/1/2038	40	45
New York NY GO	3.375%	4/1/2038	80	78
New York NY GO	5.000%	8/1/2038	25	25
New York NY GO	5.000%	8/1/2038	140	150
New York NY GO	5.000%	8/1/2038	25	28
New York NY GO	5.000%	8/1/2038	95	105
New York NY GO	5.000%	9/1/2038	75	82
New York NY GO	5.000%	10/1/2038	25	26
New York NY GO	5.000%	10/1/2038	35	37
New York NY GO	5.000%	2/1/2039	50	56
New York NY GO	5.000%	4/1/2039	50	52
New York NY GO	5.000%	4/1/2039	50	56
New York NY GO	5.000%	8/1/2039	30	32
New York NY GO	5.000%	10/1/2039	35	37
New York NY GO	5.000%	12/1/2039	75	78
New York NY GO	5.000%	3/1/2040	25	26
New York NY GO	5.000%	4/1/2040	60	62
New York NY GO	4.000%	8/1/2040	50	50
New York NY GO	5.000%	8/1/2040	80	87
New York NY GO	5.000%	10/1/2040	65	72
New York NY GO	5.000%	4/1/2041	70	76
New York NY GO	4.000%	3/1/2042	40	39
New York NY GO	4.000%	8/1/2042	25	24
New York NY GO	3.250%	10/1/2042	15	13
New York NY GO	5.000%	4/1/2043	145	148
New York NY GO	5.000%	4/1/2043	50	53
New York NY GO	5.250%	4/1/2043	25	27
New York NY GO	5.000%	8/1/2043	50	52
New York NY GO	5.000%	9/1/2043	25	27
New York NY GO	5.000%	10/1/2043	25	26
New York NY GO	5.250%	10/1/2043	160	172
New York NY GO	4.000%	12/1/2043	75	72
New York NY GO	5.000%	3/1/2044	40	42
New York NY GO	5.000%	9/1/2044	25	27
New York NY GO	3.000%	10/1/2044	15	12
New York NY GO	5.250%	2/1/2045	140	152
New York NY GO	3.000%	3/1/2045	45	35
New York NY GO	5.000%	3/1/2045	40	42
New York NY GO	5.500%	5/1/2045	135	145
New York NY GO	5.250%	9/1/2045	10	11
New York NY GO	3.500%	4/1/2046	55	48
New York NY GO	5.000%	8/1/2046	65	69
New York NY GO	5.000%	10/1/2046	125	132
New York NY GO	4.000%	3/1/2047	15	14
New York NY GO	5.250%	4/1/2047	50	53
New York NY GO	5.000%	9/1/2047	135	142
New York NY GO	5.250%	10/1/2047	10	11
New York NY GO	5.250%	2/1/2048	100	107
New York NY GO	4.000%	3/1/2050	50	46
New York NY GO	4.000%	4/1/2050	120	111
New York NY GO	5.000%	4/1/2050	100	104
New York NY GO	4.000%	8/1/2050	60	55
New York NY GO	5.250%	9/1/2050	40	43
New York NY GO	3.000%	3/1/2051	30	22
New York NY GO	4.000%	9/1/2052	35	32
New York NY GO	5.250%	2/1/2053	55	59
New York NY GO	5.250%	3/1/2053	50	53
New York NY GO	4.125%	8/1/2053	40	37
New York NY GO	5.000%	8/1/2053	10	10
New York NY GO	5.250%	4/1/2054	40	42
New York NY GO	5.000%	10/1/2055	70	73
New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2045	30	29
New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2050	125	116
23

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2054	5	5
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2055	40	37
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/2060	20	15
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2060	15	14
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2047	55	51
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2052	10	9
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2061	25	22
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	50	50
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	35	40
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	35	35
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	20	19
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	50	50
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	50	44
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2041	75	74
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	25	25
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	30	33
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2043	100	96
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2045	25	24
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2045	60	64
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	50	46
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	90	101
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2047	75	84
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	35	39
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	75	69
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2049	100	102
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	40	41
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2050	15	15
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	50	56
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	15	13
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2054	50	52
	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2054	115	126
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/2043	30	28
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2046	45	45
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	50	51
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	55	57
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	45	48
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	70	78
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	5	6
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	60	61
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	120	121
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	20	20
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	65	66
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	65	73
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2039	35	35
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	95	96
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2040	100	101
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2040	5	5
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	15	15
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	30	31
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	150	129
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	60	52
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	10	10
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	50	54
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	50	51
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	50	48
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	50	53
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	10	10
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	125	132
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	5	5
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	5	5
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	30	32
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	145	137
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	35	33
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	5	5
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	100	95
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2047	150	154
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2047	100	108
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2048	40	41
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	45	42
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	80	75
24

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	25	23
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2048	20	21
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/2049	20	15
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	95	89
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	40	30
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2050	25	26
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2050	50	54
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/2052	145	120
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2052	50	52
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2052	45	48
	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	15	16
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2054	35	32
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2054	85	89
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2055	70	73
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2055	25	26
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	40	44
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2035	75	83
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	65	72
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	155	157
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	75	74
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	55	54
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	60	57
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	55	56
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	100	105
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	20	23
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	45	47
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	20	23
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	50	58
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	55	63
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	100	113
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	95	107
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	40	41
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	75	78
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	50	51
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	90	93
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	45	50
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	25	25
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	15	15
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	100	103
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	50	55
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	10	10
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	100	103
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	25	26
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	55	60
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	100	109
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2044	5	5
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	35	36
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	55	59
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	50	54
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2048	25	23
	New York State Dormitory Authority Sales Tax Revenue	4.250%	3/15/2048	85	83
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2048	25	26
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	25	26
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2050	35	38
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	15	16
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2053	15	16
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2054	55	50
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	15	16
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	65	68
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	50	52
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2048	50	51
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2053	50	54
	New York State Environmental Facilities Corp. Water Revenue (New York City Municipal Water Finance Authority Project)	5.000%	6/15/2055	125	133
	New York State Housing Finance Agency Income Tax Revenue	5.000%	6/15/2054	75	77
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2037	40	41
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2038	5	5
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	90	102
25

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2043	50	49
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2044	10	10
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	165	157
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	50	38
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	55	55
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2047	25	24
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2048	30	22
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2050	50	37
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	100	93
[3]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	75	54
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	75	53
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2056	25	22
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2056	30	30
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2038	5	6
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2044	100	96
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2050	60	55
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2051	75	69
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2052	50	47
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2053	20	21
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	100	103
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2056	50	47
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2059	90	94
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2037	25	25
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	15	15
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2042	50	49
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	25	24
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2046	25	24
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	50	48
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2052	50	47
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2055	65	60
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2056	40	37
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2058	90	83
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2045	65	67
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/2049	10	9
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2036	85	88
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	50	51
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2038	50	51
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2038	20	21
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2038	55	56
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2039	10	10
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	25	28
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	50	51
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/2040	5	5
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2042	50	51
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/2042	25	21
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2044	50	51
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/2052	25	26
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2054	75	78
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/2056	130	130
	Suffolk County Water Authority Water Revenue	4.000%	6/1/2041	25	25
	Suffolk County Water Authority Water Revenue	3.250%	6/1/2043	10	9
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2039	50	55
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/2047	35	35
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.250%	5/15/2047	25	26
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/2052	20	20
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/2052	25	27
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	15	15
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	50	53
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	50	51
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	20	20
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	115	115
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2051	95	98
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2051	25	27
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2052	35	32
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	90	83
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	30	28
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2054	50	51
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2056	40	37
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2035	15	16
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2039	50	57
26

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	70	79
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	80	85
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2043	50	54
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2044	70	75
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	75	72
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	20	19
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2047	25	26
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2047	40	43
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2049	25	26
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2050	25	26
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/2051	10	6
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	25	19
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	40	37
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	25	23
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2051	75	77
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2051	50	51
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2052	20	22
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	45	47
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2054	65	61
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	30	32
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	50	53
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2056	25	25
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2057	65	67
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2057	100	104
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	50	54
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2048	50	47
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2049	35	37
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2054	60	56
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2054	90	94
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2057	50	46
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/2058	65	62
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	75	79
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	75	79
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.500%	5/15/2063	45	45
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.500%	5/15/2063	35	37
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	125	115
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	60	63
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	15	15
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2036	10	10
	Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/2037	80	80
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2037	65	65
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	90	93
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2039	20	22
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	75	84
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2050	20	21
					35,282
North Carolina (0.6%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/2050	50	37
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2044	65	63
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2051	10	9
	Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2053	80	85
	Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2055	20	22
	Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/2052	50	49
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2054	50	53
	Guilford County NC GO	4.000%	3/1/2043	35	35
	North Carolina GO	2.125%	6/1/2036	45	39
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2049	105	107
[3]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2050	115	36
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/2051	45	45
[3]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2053	25	7
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/2054	130	130
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2058	55	57
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	9/1/2053	30	29
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2051	20	15
					818
North Dakota (0.0%)
[3]	University of North Dakota COP	3.000%	6/1/2061	15	11
27

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio (1.4%)
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2041	70	70
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2046	45	45
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2036	25	25
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	105	117
[2]	Bedford City School District GO	5.500%	12/1/2055	75	80
[2]	Berea City School District GO	4.000%	12/1/2053	10	9
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2050	5	5
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	25	26
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2051	40	41
[1]	JobsOhio Beverage System Economic Development Revenue	5.000%	1/1/2037	100	117
[1]	JobsOhio Beverage System Economic Development Revenue	5.000%	1/1/2050	55	58
[1]	JobsOhio Beverage System Economic Development Revenue	5.000%	1/1/2053	50	53
	Miami University OH College & University Revenue	5.000%	9/1/2041	30	30
	North Ridgeville City School District GO	4.500%	12/1/2061	10	10
	Northeast Ohio Regional Sewer District Sewer Revenue	3.250%	11/15/2040	25	23
	Ohio GO	5.000%	11/1/2035	60	71
	Ohio Higher Educational Facility Commission College & University Revenue	5.250%	10/1/2053	5	5
	Ohio State University College & University Revenue	3.000%	12/1/2044	100	80
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	5.250%	12/1/2046	45	49
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	4.250%	12/1/2056	20	19
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2037	110	74
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2038	110	71
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2039	75	83
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2040	80	46
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2042	145	74
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	115	55
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2046	55	52
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	6/1/2046	25	26
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2035	85	100
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2036	50	58
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2040	35	37
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2041	25	28
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2044	75	81
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2042	50	55
[3]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	4.375%	12/1/2058	15	15
	Shaker Heights City School District GO	5.250%	12/15/2059	10	11
	Toledo Lucas County Public Library GO	5.000%	12/1/2054	35	37
	University of Cincinnati College & University Revenue	5.000%	6/1/2049	40	42
					1,878
Oklahoma (0.7%)
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.125%	9/1/2048	80	77
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	60	65
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2055	55	59
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/2054	35	37
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2040	50	56
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2047	25	24
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2047	25	25
	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/2047	10	11
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2048	105	99
	Oklahoma Turnpike Authority Highway Revenue	4.500%	1/1/2053	50	50
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2053	110	117
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2054	155	169
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/2051	50	52
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.250%	4/1/2050	100	108
					949
Oregon (0.4%)
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2036	185	116
	Multnomah County School District No. 40 GO	0.000%	6/15/2043	35	15
	Multnomah County School District No. 40 GO	0.000%	6/15/2051	105	29
	Multnomah County School District No. 40 GO	5.500%	6/15/2053	10	11
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2036	50	57
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2040	100	110
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2039	10	6
	University of Oregon College & University Revenue	5.000%	4/1/2050	55	56
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2037	50	32
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2041	50	25
28

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2045	50	19
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2048	65	22
					498
Pennsylvania (3.5%)
	Allegheny County PA GO	5.000%	11/1/2041	95	96
	Allegheny County PA GO	5.000%	12/1/2054	25	26
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2048	90	86
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2049	60	56
	Commonwealth of Pennsylvania COP	5.000%	7/1/2043	125	128
	Commonwealth of Pennsylvania COP	4.000%	7/1/2046	85	81
	Commonwealth of Pennsylvania GO	3.000%	5/1/2036	50	47
	Commonwealth of Pennsylvania GO	2.000%	5/15/2037	25	20
	Commonwealth of Pennsylvania GO	4.000%	3/1/2038	35	35
	Commonwealth of Pennsylvania GO	2.000%	5/15/2039	35	27
	Commonwealth of Pennsylvania GO	2.125%	5/1/2040	20	15
	Commonwealth of Pennsylvania GO	4.000%	9/1/2040	65	67
	Commonwealth of Pennsylvania GO	4.125%	10/1/2041	65	66
	Commonwealth of Pennsylvania GO	4.000%	9/1/2042	70	70
	Commonwealth of Pennsylvania GO	4.000%	9/1/2043	50	49
	Commonwealth of Pennsylvania GO	4.000%	8/15/2044	70	69
[3]	Lancaster PA GO	4.000%	11/1/2046	10	10
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2049	75	79
[3]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	7/1/2053	15	4
	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.375%	7/1/2053	30	29
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	10/1/2038	60	60
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2041	30	30
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	105	81
	Pennsylvania State University College & University Revenue	5.250%	9/1/2048	75	80
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	40	44
[3]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2037	90	91
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2038	10	10
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	80	90
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	175	199
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2039	50	50
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	115	118
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	115	129
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	100	100
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	35	35
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	60	60
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	60	61
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	60	58
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	35	35
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	25	23
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	100	100
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	130	131
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	50	52
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/2047	15	15
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	50	51
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	5	5
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	50	54
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2047	70	75
[3]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	10	9
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2049	10	10
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2049	150	160
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	45	41
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	40	29
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	85	65
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	35	32
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2052	15	16
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2053	25	26
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2053	35	37
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2055	20	22
[4]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/2028	0.000%	12/1/2037	15	15
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2046	25	26
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2046	50	52
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2048	50	51
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2048	100	102
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	25	23
29

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2042	105	107
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2047	50	51
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2050	50	51
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2052	65	67
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	15	16
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2047	90	91
	Philadelphia PA GO	5.250%	8/1/2043	50	55
	Philadelphia PA GO	5.250%	8/1/2045	50	55
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2044	75	78
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2047	60	65
[3]	Philadelphia PA Water & Wastewater Water Revenue	4.500%	9/1/2048	75	76
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2054	50	51
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2044	20	21
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2055	15	16
[3]	School District of Philadelphia GO	4.000%	9/1/2043	50	49
[3]	School District of Philadelphia GO	3.000%	9/1/2044	20	16
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2038	25	25
[2]	Wilkes-Barre PA Area School District GO	4.000%	4/15/2054	55	51
					4,554
Rhode Island (0.0%)
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/15/2047	25	23
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2053	25	26
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/2040	5	5
					54
South Carolina (0.7%)
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2041	150	150
	Mount Pleasent SC Water & Sewer Water Revenue	4.000%	6/1/2044	40	40
[3]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2040	75	83
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	25	24
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2044	35	36
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	5	4
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2055	15	13
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/2045	45	42
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	100	102
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	30	30
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2041	50	50
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/2055	25	25
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2056	45	45
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	20	21
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2039	55	56
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2040	70	72
	Spartanburg County SC School District No. 4 GO	5.250%	3/1/2052	30	32
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/2046	15	16
	University of South Carolina College & University Revenue (Campus Village Project)	4.000%	5/1/2051	50	47
					888
South Dakota (0.0%)
	South Dakota Conservancy District Water Revenue (State Revolving Fund Program)	5.000%	8/1/2055	50	53
Tennessee (0.8%)
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/2045	70	73
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2059	10	11
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2054	65	68
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2049	5	5
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	4.000%	10/1/2054	15	14
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2054	25	26
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.250%	10/1/2058	15	15
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/2048	25	26
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/2056	100	105
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	115	119
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2054	25	25
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.250%	5/15/2049	90	96
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2040	35	39
30

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2042	75	82
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.000%	7/1/2038	50	57
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.250%	7/1/2055	55	59
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/2047	125	132
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/2052	95	99
					1,051
Texas (14.5%)
	Alamo Community College District GO	4.750%	8/15/2050	25	26
[8]	Alvin TX Independent School District GO	5.250%	2/15/2050	75	80
[8]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/2044	20	19
[8]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	8/15/2049	20	15
[8]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	8/15/2049	25	19
[8]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	8/15/2054	5	4
[8]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2054	55	51
[8]	Aubrey Independent School District GO	4.000%	2/15/2052	10	9
	Austin Community College District GO	5.250%	8/1/2050	30	32
[8]	Austin Independent School District GO	5.000%	8/1/2038	40	45
[8]	Austin Independent School District GO	5.000%	8/1/2039	70	78
[8]	Austin Independent School District GO	5.000%	8/1/2040	90	97
[8]	Austin Independent School District GO	5.000%	8/1/2041	50	54
	Austin Independent School District GO	4.000%	8/1/2048	40	39
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2041	160	161
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2045	35	35
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2049	55	56
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2050	15	16
	Austin TX Electric Utility Electric Power & Light Revenue	5.250%	11/15/2053	100	106
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2050	20	21
[8]	Azle Independent School District GO	4.000%	2/15/2049	50	48
[8]	Barbers Hill Independent School District GO	4.000%	2/15/2049	55	52
[8]	Barbers Hill Independent School District GO	4.250%	2/15/2054	15	15
[8]	Bastrop Independent School District GO	5.000%	2/15/2048	25	26
[8]	Bastrop Independent School District GO	2.250%	2/15/2051	10	6
[8]	Belton Independent School District GO	4.000%	2/15/2047	5	5
[8]	Belton Independent School District GO	4.000%	2/15/2052	50	47
	Bexar County TX GO	4.000%	6/15/2046	50	48
[8]	Birdville Independent School District GO	5.000%	2/15/2048	75	78
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	50	58
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2037	50	57
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	100	113
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2041	40	44
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	160	175
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	80	85
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2049	80	90
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/2050	15	13
	Board of Regents of the University of Texas System College & University Revenue	2.500%	8/15/2051	30	20
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/2054	15	14
[8]	Canutillo TX Independent School District GO	4.000%	2/15/2049	40	37
[8]	Canutillo TX Independent School District GO	5.250%	2/15/2060	5	5
[8]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2048	20	21
[8]	Carrollton-Farmers Branch Independent School District GO, Prere.	5.000%	2/15/2033	5	6
[8]	Cedar Hill Independent School District GO	4.000%	2/15/2050	20	19
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/2041	95	84
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	75	77
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/2046	50	38
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2046	50	51
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	100	91
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2051	55	50
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	50	53
[8]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	20	19
[8]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	60	58
[8]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	70	65
[8]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.250%	8/15/2052	30	29
[8]	Comal Independent School District GO	3.000%	2/15/2039	30	28
[8]	Conroe Independent School District GO	5.000%	2/15/2037	65	74
[8]	Conroe Independent School District GO	5.000%	2/15/2038	65	73
[8]	Conroe Independent School District GO	5.000%	2/15/2039	25	28
[8]	Conroe Independent School District GO	5.000%	2/15/2040	10	11
[8]	Conroe Independent School District GO	5.000%	2/15/2041	75	82
[8]	Conroe Independent School District GO	4.000%	2/15/2047	100	95
31

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Conroe Independent School District GO	5.000%	2/15/2049	80	84
[8]	Conroe Independent School District GO	4.000%	2/15/2050	50	47
[8]	Corpus Christi Independent School District GO	4.000%	8/15/2054	85	79
	Corpus Christi TX Utility System Multiple Utility Revenue	4.125%	7/15/2045	50	48
[8]	Crowley Independent School District GO	5.000%	2/1/2048	105	110
[8]	Crowley Independent School District GO	5.250%	2/1/2050	75	81
[8]	Crowley Independent School District GO	4.250%	2/1/2053	55	53
[8]	Crowley Independent School District GO	5.250%	2/1/2053	80	85
[8]	Crowley Independent School District GO	4.250%	2/1/2054	55	53
[8]	Crowley Independent School District GO	5.250%	2/1/2056	10	11
[8]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2041	40	35
[8]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2044	30	29
[8]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2045	55	43
[8]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2048	70	67
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2047	50	52
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2036	25	29
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2038	55	62
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2042	50	50
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	50	48
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	100	96
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	45	43
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2046	70	67
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2047	5	5
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2048	50	54
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2049	30	28
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2050	65	69
[8]	Dallas Independent School District GO	5.000%	2/15/2048	70	73
[8]	Dallas Independent School District GO	5.000%	2/15/2049	10	10
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2047	75	79
	Dallas TX Waterworks & Sewer System Water Revenue	3.000%	10/1/2050	10	7
	Dallas TX Waterworks & Sewer System Water Revenue	4.125%	10/1/2054	50	48
[8]	Denton Independent School District GO	5.000%	8/15/2037	75	84
[8]	Denton Independent School District GO	5.000%	8/15/2042	10	11
[8]	Denton Independent School District GO	2.000%	8/15/2048	75	45
[8]	Denton Independent School District GO	5.000%	8/15/2048	40	42
[8]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/2050	15	14
[8]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/2052	35	33
[8]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2055	100	105
	Ector County TX GO	5.000%	2/15/2050	25	26
[8]	El Paso Independent School District GO	4.000%	8/15/2045	5	5
[8]	El Paso Independent School District GO	4.000%	8/15/2048	35	33
	El Paso TX GO	4.000%	8/15/2045	50	48
	El Paso TX GO	4.000%	8/15/2047	50	47
	El Paso TX Water & Sewer Water Revenue	5.250%	3/1/2049	10	11
	El Paso TX Water & Sewer Water Revenue	5.250%	3/1/2050	25	27
[8]	Forney Independent School District GO	2.000%	2/15/2051	25	14
[8]	Forney Independent School District GO	5.250%	8/15/2055	100	108
[3]	Fort Bend County TX Toll Road Highway Revenue	5.250%	3/1/2050	30	32
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/2046	25	17
[8]	Fort Bend Independent School District GO	4.000%	8/15/2049	55	52
[8]	Fort Worth Independent School District GO	4.000%	2/15/2048	30	28
[8]	Fort Worth Independent School District GO	5.000%	2/15/2049	10	10
	Fort Worth TX Water & Sewer System Water Revenue	4.250%	2/15/2053	40	38
[8]	Garland Independent School District GO	5.000%	2/15/2036	75	84
[8]	Garland Independent School District GO	5.000%	2/15/2037	75	84
[8]	Garland Independent School District GO	5.000%	2/15/2038	40	44
[8]	Garland Independent School District GO	5.000%	2/15/2048	50	52
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/2049	15	14
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/2042	50	53
[3]	Georgetown TX Utility System Multiple Utility Revenue	5.250%	8/15/2052	60	63
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2036	30	31
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2038	50	52
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	25	26
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2045	130	123
	Grand Parkway Transportation Corp. Highway Revenue	5.800%	10/1/2046	15	16
	Grand Parkway Transportation Corp. Highway Revenue	5.850%	10/1/2047	50	53
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2048	100	102
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2049	115	107
	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/2050	50	36
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.375%	10/1/2053	5	5
32

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Greenville TX Waterworks & Sewer System Water Revenue	4.375%	2/15/2054	30	29
[8]	Greenwood Independent School District GO	5.000%	2/15/2049	15	16
	Harris County Flood Control District GO	4.250%	10/1/2047	110	110
	Harris County Flood Control District GO	4.000%	9/15/2048	10	10
	Harris County TX GO	5.000%	9/15/2048	85	89
	Harris County TX GO	5.000%	9/15/2054	95	100
	Harris County TX GO	5.000%	9/15/2054	85	89
	Harris County TX Highway Revenue	5.000%	8/15/2041	100	101
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2045	75	72
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2049	10	9
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2049	10	11
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2050	15	14
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2054	15	16
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	3.125%	11/15/2056	5	4
[8]	Hays Consolidated Independent School District GO	4.000%	2/15/2047	75	72
[8]	Hays Consolidated Independent School District GO	5.000%	2/15/2048	100	104
[8]	Hays Consolidated Independent School District GO	5.250%	2/15/2050	100	107
	Hays County TX GO	4.000%	2/15/2042	30	30
	Hidalgo County TX GO	4.000%	8/15/2043	45	44
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	25	25
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2047	20	15
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2047	20	19
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2049	50	46
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2051	30	27
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2054	50	53
	Houston TX GO	5.250%	3/1/2040	15	16
	Houston TX GO	5.000%	3/1/2041	45	49
	Houston TX GO	5.250%	3/1/2049	50	54
	Houston TX GO	4.125%	3/1/2051	75	70
[8]	Humble Independent School District GO	2.250%	2/15/2049	20	13
[8]	Humble Independent School District GO	4.125%	2/15/2049	35	34
[8]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2050	25	23
[2]	Hutto TX GO	4.125%	8/1/2049	75	72
[2]	Hutto TX GO	4.250%	8/1/2054	25	24
[8]	Irving Independent School District GO	5.000%	2/15/2041	45	49
[8]	Jarrell Independent School District GO	4.000%	2/15/2054	5	5
[8]	Judson Independent School District GO	4.000%	2/1/2049	55	52
[8]	Judson Independent School District GO	4.000%	2/1/2053	20	18
[8]	Katy Independent School District GO	4.000%	2/15/2047	25	24
[8]	Katy Independent School District GO	5.000%	2/15/2048	110	115
[8]	Katy Independent School District GO	3.000%	2/15/2051	5	4
[8]	Katy Independent School District GO	4.000%	2/15/2053	50	47
[8]	Keller TX Independent School District GO	4.000%	2/15/2047	20	19
[8]	Klein Independent School District GO	4.000%	8/1/2046	10	9
	Lake Travis Independent School District GO	4.000%	2/15/2048	60	58
[8]	Lamar Consolidated Independent School District GO	4.000%	2/15/2044	25	24
	Lamar Consolidated Independent School District GO	4.000%	2/15/2048	65	60
[8]	Lamar Consolidated Independent School District GO	5.000%	2/15/2049	25	26
[8]	Lamar Consolidated Independent School District GO	3.000%	2/15/2051	15	11
[8]	Lamar Consolidated Independent School District GO	4.000%	2/15/2052	65	60
	Lamar Consolidated Independent School District GO	4.000%	2/15/2053	70	63
[8]	Lamar Consolidated Independent School District GO	5.000%	2/15/2053	65	67
[8]	Lamar Consolidated Independent School District GO	3.000%	2/15/2056	10	7
[8]	Lamar Consolidated Independent School District GO	5.000%	2/15/2058	15	16
[3]	Lamar Consolidated Independent School District GO	5.500%	2/15/2058	100	107
[8]	Lamar Consolidated Independent School District GO	4.000%	2/15/2062	15	14
	Laredo TX Waterworks & Sewer System Water Revenue	4.250%	3/1/2052	50	48
[8]	Leander Independent School District GO	0.000%	8/16/2042	50	23
[8]	Leander Independent School District GO	5.000%	8/15/2049	15	15
[8]	Lewisville Independent School District GO	5.000%	8/15/2036	50	57
[8]	Lewisville Independent School District GO	5.000%	8/15/2039	60	66
[8]	Lewisville Independent School District GO	5.000%	8/15/2040	35	38
[8]	Lewisville Independent School District GO	5.000%	8/15/2042	20	22
[8]	Lewisville Independent School District GO	5.000%	8/15/2043	50	53
[8]	Liberty Hill Independent School District GO	5.000%	2/1/2052	10	10
[8]	Liberty Hill Independent School District GO	5.000%	2/1/2054	65	68
[8]	Liberty Hill Independent School District GO	5.000%	2/1/2055	15	16
	Little Elm Independent School District GO	4.250%	8/15/2053	90	85
[2]	Lower Colorado River Authority Electric Power & Light Revenue	5.500%	5/15/2055	40	44
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	25	26
33

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2047	160	165
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2048	5	5
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2048	150	158
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.875%	5/15/2049	25	22
	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2049	50	45
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	20	21
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	25	26
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2051	10	10
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2053	15	16
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2053	15	16
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2054	15	16
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	15	16
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	15	16
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2046	50	47
[8]	Medina Valley Independent School District GO	4.500%	2/15/2047	30	30
[8]	Medina Valley Independent School District GO	4.000%	2/15/2053	85	79
[8]	Mesquite Independent School District GO	5.000%	8/15/2043	50	54
[8]	Midland Independent School District GO	4.000%	2/15/2039	25	26
[8]	Midland Independent School District GO	4.000%	2/15/2041	65	65
[8]	Midland Independent School District GO	4.000%	2/15/2042	65	65
[8]	Midland Independent School District GO	5.000%	2/15/2047	25	26
[8]	Midland Independent School District GO	4.000%	2/15/2054	70	65
[8]	Montgomery Independent School District GO	4.000%	2/15/2048	25	24
[8]	Montgomery Independent School District GO	4.000%	2/15/2053	50	46
[8]	New Braunfels Independent School District GO	2.750%	2/1/2049	10	7
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/2055	25	23
[8]	New Caney Independent School District GO	4.000%	2/15/2049	50	47
[8]	New Caney Independent School District GO	5.000%	2/15/2053	40	42
	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2044	125	119
	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2058	10	9
[2]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2060	20	18
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2055	100	104
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	65	66
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2038	20	19
[1]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	15	17
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	45	49
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	100	102
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	110	111
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2044	75	81
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2046	25	19
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	115	117
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	150	151
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	75	76
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2051	60	43
[3]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	5	4
[8]	Northside Independent School District GO	4.000%	8/15/2049	50	48
[8]	Northside Independent School District GO	2.375%	8/15/2051	50	32
[8]	Northside Independent School District GO	4.125%	8/15/2054	55	53
[8]	Northwest Independent School District GO	5.000%	2/15/2048	175	182
[8]	Northwest Independent School District GO	5.000%	2/15/2049	25	26
[8]	Northwest Independent School District GO	5.000%	2/15/2049	135	141
[8]	Northwest Independent School District GO	5.000%	2/15/2055	55	57
[8]	Northwest Independent School District GO	5.250%	2/15/2055	150	160
[8]	Pasadena Independent School District GO	5.000%	2/15/2048	25	26
	Pearland TX GO	5.250%	9/1/2055	110	117
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2037	50	57
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	50	57
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	60	68
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2039	15	17
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2039	10	12
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2040	105	116
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2044	5	5
	Pflugerville Independent School District GO	5.000%	2/15/2048	100	102
	Pflugerville TX GO	4.000%	8/1/2049	5	5
	Pflugerville TX GO	4.125%	8/1/2053	20	19
	Pflugerville TX GO	5.000%	8/1/2053	70	72
	Plano Independent School District GO	5.000%	2/15/2037	80	88
	Plano Independent School District GO	5.000%	2/15/2043	60	63
[8]	Port Arthur Independent School District GO	5.000%	2/15/2055	100	105
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2046	95	89
34

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2048	75	78
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2051	55	57
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2053	50	52
[8]	Princeton Independent School District GO	5.000%	2/15/2050	20	21
[8]	Prosper Independent School District GO	4.000%	2/15/2047	75	72
[8]	Prosper Independent School District GO	5.000%	2/15/2047	25	26
[8]	Prosper Independent School District GO	4.000%	2/15/2048	55	52
[8]	Prosper Independent School District GO	4.000%	2/15/2052	75	69
[8]	Prosper Independent School District GO	4.000%	2/15/2053	90	83
[8]	Prosper Independent School District GO	4.000%	2/15/2054	55	51
[8]	Prosper Independent School District GO	4.750%	2/15/2055	45	46
[8]	Prosper Independent School District GO	5.250%	2/15/2055	90	97
[8]	Richardson Independent School District GO	4.000%	2/15/2046	20	19
[8]	Royse TX City Independent School District GO	5.000%	2/15/2048	50	52
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	4.625%	2/15/2047	30	30
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.250%	2/15/2052	75	78
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	4.000%	9/15/2042	125	118
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2037	20	19
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	55	61
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	25	27
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	15	16
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	50	54
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2047	50	47
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	40	42
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	10	11
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	25	27
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	60	65
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2054	75	79
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2054	15	16
[8]	San Antonio TX Independent School District GO	5.000%	8/15/2047	15	16
[8]	San Antonio TX Independent School District GO	5.000%	8/15/2052	15	16
	San Antonio Water System Water Revenue	5.000%	5/15/2039	60	67
	San Antonio Water System Water Revenue	5.000%	5/15/2043	5	5
	San Jacinto Community College District GO	4.000%	2/15/2041	30	30
	San Jacinto Community College District GO	4.000%	2/15/2046	50	47
[8]	San Marcos Consolidated Independent School District GO	5.250%	8/15/2047	100	107
[8]	Sanger Independent School District GO	4.000%	8/15/2052	25	23
	Seguin TX GO	5.250%	9/1/2058	50	53
	Seguin TX GO	5.500%	9/1/2059	50	55
	Smith County TX GO	5.000%	8/15/2043	55	58
[8]	Southwest Independent School District GO	5.000%	2/1/2046	55	57
	Spring Independent School District GO	5.000%	8/15/2047	200	210
	Spring Independent School District GO	4.000%	8/15/2052	50	46
[8]	Spring Independent School District GO	5.250%	8/15/2055	50	54
	Tarrant County College District GO	4.000%	8/15/2042	25	25
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	4.250%	9/1/2055	40	38
	Tarrant Regional Water District Water Supply System Water Revenue	4.000%	3/1/2054	25	23
	Temple College GO	3.000%	7/1/2046	20	15
[8]	Terrell TX Independent School District GO	5.250%	8/1/2055	100	107
	Texas A&M University College & University Revenue	5.000%	5/15/2041	50	55
	Texas GO	5.000%	10/1/2036	75	75
	Texas GO	5.000%	10/1/2039	85	95
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	15	16
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	40	40
[3]	Texas State Technical College & University Revenue	5.500%	8/1/2042	140	154
	Texas State University System College & University Revenue	4.000%	3/15/2049	45	41
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2052	150	39
	Texas Transportation Commission State Highway 249 System Highway Revenue	5.000%	8/1/2057	15	15
	Texas Transportation Finance Corp. Highway Revenue	5.500%	10/1/2055	50	55
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	30	31
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	5	5
	Texas Water Development Board Water Revenue	4.550%	10/15/2038	50	53
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	15	14
	Texas Water Development Board Water Revenue	4.600%	10/15/2039	15	16
	Texas Water Development Board Water Revenue	4.000%	10/15/2040	50	49
	Texas Water Development Board Water Revenue	4.650%	10/15/2040	15	16
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	50	50
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	20	20
35

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	40	41
	Texas Water Development Board Water Revenue	4.250%	10/15/2041	55	57
	Texas Water Development Board Water Revenue	4.700%	10/15/2041	30	32
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	30	30
	Texas Water Development Board Water Revenue	5.000%	10/15/2042	60	61
	Texas Water Development Board Water Revenue	4.750%	10/15/2043	40	42
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	60	64
	Texas Water Development Board Water Revenue	4.000%	10/15/2045	75	72
	Texas Water Development Board Water Revenue	4.500%	10/15/2045	55	56
	Texas Water Development Board Water Revenue	5.000%	10/15/2046	25	25
	Texas Water Development Board Water Revenue	4.000%	10/15/2047	65	61
	Texas Water Development Board Water Revenue	4.125%	10/15/2047	35	34
	Texas Water Development Board Water Revenue	5.000%	10/15/2047	110	115
	Texas Water Development Board Water Revenue	4.000%	4/15/2048	40	37
	Texas Water Development Board Water Revenue	4.875%	10/15/2048	50	52
	Texas Water Development Board Water Revenue	5.000%	4/15/2049	100	102
	Texas Water Development Board Water Revenue	4.000%	10/15/2049	35	32
	Texas Water Development Board Water Revenue	5.000%	10/15/2049	25	26
	Texas Water Development Board Water Revenue	4.000%	4/15/2051	50	46
	Texas Water Development Board Water Revenue	4.000%	10/15/2051	25	23
	Texas Water Development Board Water Revenue	4.250%	10/15/2051	65	62
	Texas Water Development Board Water Revenue	4.800%	10/15/2052	15	15
	Texas Water Development Board Water Revenue	2.750%	10/15/2053	35	24
	Texas Water Development Board Water Revenue	5.000%	10/15/2053	110	115
	Texas Water Development Board Water Revenue	4.000%	10/15/2054	20	18
	Texas Water Development Board Water Revenue	5.000%	10/15/2058	100	104
	Texas Water Development Board Water Revenue	4.375%	10/15/2059	40	39
	Texas Water Development Board Water Revenue	5.000%	10/15/2060	25	26
[8]	Tyler Independent School District GO	4.000%	2/15/2047	65	61
	University of Houston College & University Revenue	5.000%	2/15/2042	50	53
	University of North Texas System College & University Revenue	5.000%	4/15/2047	70	71
	University of North Texas System College & University Revenue	4.000%	4/15/2050	20	19
	Waco TX GO	5.000%	2/1/2049	70	74
[8]	Waller Consolidated Independent School District GO	4.000%	2/15/2050	50	47
[8]	Waxahachie Independent School District GO	4.250%	2/15/2053	15	15
	Weatherford College of the Parker County Junior College District College & University Revenue	5.250%	8/1/2050	25	27
	Weatherford College of the Parker County Junior College District College & University Revenue	5.000%	8/1/2055	25	26
[2]	West Harris County Regional Water Authority Water Revenue	3.500%	12/15/2046	50	43
	West Harris County Regional Water Authority Water Revenue	3.000%	12/15/2058	15	10
[8]	White Settlement Independent School District GO	5.000%	8/15/2055	5	5
[8]	Wichita Falls Independent School District GO	2.375%	2/1/2051	10	6
[8]	Wylie Independent School District/Collin County GO	5.250%	8/15/2049	20	21
[8]	Wylie Independent School District/Collin County GO	5.250%	8/15/2054	25	27
[8]	Wylie Taylor County Independent School District GO	4.000%	2/15/2049	70	66
[8]	Ysleta Independent School District GO	4.000%	8/15/2047	10	9
					18,811
Utah (0.7%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2036	40	44
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	45	49
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	25	27
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	100	109
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	40	43
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2047	15	15
	Salt Lake City UT Public Utilities Water Revenue	4.375%	2/1/2052	50	50
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2052	30	31
	Timpanogos Special Service District Sewer Revenue	5.000%	6/1/2054	15	16
	University of Utah College & University Revenue	4.000%	8/1/2051	100	92
	University of Utah College & University Revenue	5.250%	8/1/2053	25	26
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2040	65	71
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/2040	100	104
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2037	50	57
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2038	15	17
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	85	96
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	35	39
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/2041	15	15
					901
Virginia (1.4%)
[3]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/2041	120	121
[3]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	4.000%	7/1/2055	15	13
36

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	4.000%	4/1/2050	15	14
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2045	5	5
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2054	65	69
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2045	10	10
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/2050	5	5
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2052	75	70
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2055	100	93
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2057	55	51
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2060	20	19
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/2060	50	51
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/2060	25	26
	Hampton Roads Transportation Accountability Commission Intergovernmental Agreement Revenue	5.250%	7/1/2059	70	74
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/2042	125	128
	Prince William County Service Authority Water Revenue	5.000%	7/15/2055	15	16
	University of Virginia College & University Revenue	5.000%	4/1/2038	125	129
	University of Virginia College & University Revenue	5.000%	4/1/2042	45	46
	University of Virginia College & University Revenue	2.180%	11/1/2051	110	69
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	35	33
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2038	55	51
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2037	10	10
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/2041	55	60
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2043	25	25
	Virginia College Building Authority Intergovernmental Agreement Revenue	5.000%	2/1/2039	60	68
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2042	95	95
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2036	50	48
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	4.000%	2/1/2037	75	77
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	60	54
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2042	10	10
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.250%	7/1/2048	100	107
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2037	75	84
[3]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	5.250%	7/1/2053	10	11
[3]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.375%	7/1/2063	25	24
					1,766
Washington (2.9%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2036	50	55
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2043	20	21
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2046	25	25
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	95	103
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	90	100
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	95	101
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	60	67
	Energy Northwest Nuclear Revenue	5.000%	7/1/2041	60	64
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2037	75	86
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2042	100	109
	King County WA Sewer Revenue	4.000%	7/1/2038	25	25
	King County WA Sewer Revenue	4.000%	7/1/2039	85	85
	King County WA Sewer Revenue	4.000%	7/1/2040	50	50
	King County WA Sewer Revenue	4.000%	7/1/2045	35	33
	King County WA Sewer Revenue	5.000%	7/1/2049	125	125
	Pierce County School District No. 10 Tacoma GO	5.000%	12/1/2048	50	53
	Pierce County School District No. 320 Sumner GO	5.000%	12/1/2040	5	6
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2047	30	29
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	5/1/2045	20	19
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/2047	15	16
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2054	15	16
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2040	55	61
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2041	75	83
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/2038	100	102
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/2039	10	10
	Tacoma WA Electric System Electric Power & Light Revenue	2.500%	1/1/2051	35	23
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2054	15	16
	Tacoma WA Electric System Electric Power & Light Revenue	5.250%	1/1/2055	35	37
	University of Washington College & University Revenue	5.000%	7/1/2041	45	49
37

Long-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Washington College & University Revenue	3.125%	7/1/2042	40	34
	University of Washington College & University Revenue	5.250%	12/1/2046	60	61
	Washington GO	5.000%	2/1/2036	5	5
	Washington GO	5.000%	8/1/2036	50	57
	Washington GO	5.000%	8/1/2036	30	35
	Washington GO	5.000%	8/1/2036	30	30
	Washington GO	5.000%	2/1/2037	60	67
	Washington GO	5.000%	2/1/2037	25	29
	Washington GO	5.000%	7/1/2037	50	56
	Washington GO	5.000%	8/1/2037	85	90
	Washington GO	5.000%	8/1/2037	60	69
	Washington GO	5.000%	8/1/2037	100	116
	Washington GO	5.000%	2/1/2038	70	78
	Washington GO	5.000%	2/1/2038	20	23
	Washington GO	5.000%	8/1/2038	25	27
	Washington GO	5.000%	8/1/2038	60	66
	Washington GO	5.000%	8/1/2038	25	26
	Washington GO	5.000%	8/1/2038	100	114
	Washington GO	5.000%	8/1/2038	15	17
	Washington GO	5.000%	2/1/2039	15	17
	Washington GO	5.000%	6/1/2039	50	54
	Washington GO	5.000%	8/1/2039	55	61
	Washington GO	5.000%	8/1/2039	20	21
	Washington GO	5.000%	2/1/2040	25	27
	Washington GO	5.000%	8/1/2040	180	193
	Washington GO	5.000%	2/1/2041	70	74
	Washington GO	5.000%	2/1/2041	25	27
	Washington GO	5.000%	2/1/2041	20	20
	Washington GO	5.000%	8/1/2042	50	53
	Washington GO	5.000%	8/1/2043	30	32
	Washington GO	5.000%	8/1/2043	100	107
	Washington GO	5.000%	8/1/2043	100	109
	Washington GO	5.000%	2/1/2045	10	10
	Washington GO	5.000%	2/1/2045	50	53
	Washington GO	5.000%	2/1/2046	50	52
	Washington GO	5.000%	2/1/2046	25	27
	Washington GO	5.000%	8/1/2046	15	16
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2048	100	100
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	25	17
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	65	54
	WBRP 3.2 College & University Revenue	4.000%	1/1/2048	100	95
					3,788
West Virginia (0.1%)
	West Virginia GO	5.000%	12/1/2043	50	52
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2043	10	10
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2051	50	46
					108
Wisconsin (0.3%)
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2062	28	30
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2046	50	50
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2045	100	40
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2050	125	39
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2055	135	33
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2060	150	28
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2060	50	9
	Wisconsin GO	5.000%	5/1/2036	100	114
					343
Total Tax-Exempt Municipal Bonds (Cost $124,895)					128,626
38

Long-Term Tax-Exempt Bond ETF
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.0%)
Investment Company (1.0%)
[9]	Vanguard Municipal Low Duration Fund (Cost $1,263)	3.306%	126,308	1,263
Total Investments (99.9%) (Cost $126,158)				129,889
Other Assets and Liabilities—Net (0.1%)				190
Net Assets (100%)				130,079
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
4	Step bond.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
9	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.
39

Long-Term Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $124,895)	128,626
Affiliated Issuers (Cost $1,263)	1,263
Total Investments in Securities	129,889
Investment in Vanguard	3
Receivables for Accrued Income	1,648
Total Assets	131,540
Liabilities
Payables for Investment Securities Purchased	1,456
Payables to Vanguard	5
Total Liabilities	1,461
Net Assets	130,079
At October 31, 2025, net assets consisted of:

Paid-in Capital	125,934
Total Distributable Earnings (Loss)	4,145
Net Assets	130,079

Net Assets
Applicable to 1,250,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	130,079
Net Asset Value Per Share	$104.06

See accompanying Notes, which are an integral part of the Financial Statements.
40

Long-Term Tax-Exempt Bond ETF
Statement of Operations

May 20, 2025[1] to October 31, 2025
($000)
Investment Income
Income
Interest[2]	1,255
Total Income	1,255
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1
Management and Administrative	23
Marketing and Distribution	1
Custodian Fees	4
Auditing Fees	32
Shareholders’ Reports	10
Trustees’ Fees and Expenses	—
Professional Services	7
Total Expenses	78
Expense Reduction—Note B & Note C	(52)
Net Expenses	26
Net Investment Income	1,229
Realized Net Gain (Loss) on Investment Securities Sold[2]	(7)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	3,731
Net Increase (Decrease) in Net Assets Resulting from Operations	4,953
1	Inception.
2	Interest income from an affiliated company of the fund was $9. There was no realized net gain (loss) or change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
41

Long-Term Tax-Exempt Bond ETF
Statement of Changes in Net Assets

May 20, 2025[1] to October 31, 2025
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,229
Realized Net Gain (Loss)	(7)
Change in Unrealized Appreciation (Depreciation)	3,731
Net Increase (Decrease) in Net Assets Resulting from Operations	4,953
Distributions
Total Distributions	(808)
Capital Share Transactions
Issued	125,935
Issued in Lieu of Cash Distributions	—
Redeemed	(1)
Net Increase (Decrease) from Capital Share Transactions	125,934
Total Increase (Decrease)	130,079
Net Assets
Beginning of Period	—
End of Period	130,079
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
42

Long-Term Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout the Period	May 20, 2025[1] to October 31, 2025
Net Asset Value, Beginning of Period	$100.00
Investment Operations
Net Investment Income[2]	1.932
Net Realized and Unrealized Gain (Loss) on Investments	3.456
Total from Investment Operations	5.388
Distributions
Dividends from Net Investment Income	(1.328)
Distributions from Realized Capital Gains	—
Total Distributions	(1.328)
Net Asset Value, End of Period	$104.06
Total Return	5.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$130
Ratio of Total Expenses to Average Net Assets[3,4]	0.09%
Ratio of Net Investment Income to Average Net Assets[3]	4.25%
Portfolio Turnover Rate[5]	5%
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Vanguard and the board of trustees have agreed to temporarily assume certain expenses (representing an annual rate of 0.09% of the fund’s average net assets) to maintain a total expense ratio of 0.09%. The fund will not be required to reimburse Vanguard for these amounts.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
43

Long-Term Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard Long-Term Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchage, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended October 31, 2025, the fund did not utilize the credit facility or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $3,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily assume certain expenses to maintain a total annual expense ratio of 0.09%. For the period ended October 31, 2025, the fund’s expenses were reduced by $43,000 (an effective annual rate of 0.09% of the fund’s average net assets).
C.	Pursuant to terms of an agreement with a third-party service provider applicable to newly launched funds, shareholder reporting expenses of $9,000 (0.03%, on an annualized basis, of the fund's average net assets) were contractually reduced during the period.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
44

Long-Term Tax-Exempt Bond ETF
The following table summarizes the market value of the fund’s investments as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	128,626	—	128,626
Temporary Cash Investments	1,263	—	—	1,263
Total	1,263	128,626	—	129,889
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	388
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	3,764
Capital Loss Carryforwards	(7)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	4,145
The tax character of distributions paid was as follows:
Period Ended October 31,
2025 Amount ($000)
Tax-Exempt Income	808
Ordinary Income*	—
Long-Term Capital Gains	—
Total	808
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	126,125
Gross Unrealized Appreciation	3,810
Gross Unrealized Depreciation	(46)
Net Unrealized Appreciation (Depreciation)	3,764
F.	During the period ended October 31, 2025, the fund purchased $104,162,000 of investment securities and sold $3,471,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $24,242,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
45

Long-Term Tax-Exempt Bond ETF
G.	Capital shares issued and redeemed were:

May 20, 2025[1] to October 31, 2025
Shares (000)
Issued	1,250
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	1,250
1	Inception.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
46

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Long-Term Tax-Exempt Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Long-Term Tax-Exempt Bond ETF (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period May 20, 2025 (inception) through October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period May 20, 2025 (inception) through October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
47

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
QV0450 122025
48

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements - Long-Term Tax-Exempt Bond ETF

In February 2025, the Board of Vanguard Municipal Bond Funds approved the launch of Vanguard Long-Term Tax-Exempt Bond ETF, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, provides investment advisory services to the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders. The fund was launched in May 2025.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability and depth.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that the Fixed Income Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes.

Cost

The board concluded that the fund’s expense ratio will be below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expense rate for the current fiscal year would also be below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to prospective shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2025

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 23, 2025

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.